UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: June 30

Date of reporting period: June 30, 2022

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

Annual Report
June 30, 2022
SPDR® Series Trust - Equity Funds
SPDR MSCI USA Climate Paris Aligned ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Yield Focus ETF
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 500 ESG ETF
SPDR S&P 600 Small Cap ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P Kensho Clean Power ETF
SPDR S&P Kensho Final Frontiers ETF
SPDR S&P Kensho Future Security ETF
SPDR S&P Kensho Intelligent Structures ETF
SPDR S&P Kensho New Economies Composite ETF
SPDR S&P Kensho Smart Mobility ETF
SPDR S&P SmallCap 600 ESG ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Note to Performance Summary (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Russell 1000 Yield Focused Factor Index is designed to reflect the performance of a segment of large-capitalization U.S. equity securities demonstrating a combination of core factors (high value, high quality, and low size characteristics), with a focus factor comprising high yield characteristics.
The Russell 1000 Momentum Focused Factor Index is designed to reflect the performance of a segment of large-capitalization U.S. equity securities demonstrating a combination of core factors (high value, high quality, and low size characteristics), with a focus factor comprising high momentum characteristics.
The Russell 1000 Low Volatility Focused Factor Index is designed to reflect the performance of a segment of large-capitalization U.S. equity securities demonstrating a combination of core factors (high value, high quality, and low size characteristics), with a focus factor comprising low volatility characteristics.
The S&P MidCap 400 Growth Index measures the performance of the mid-capitalization growth segment in the U.S. equity market.
The S&P MidCap 400 Value Index measures the performance of the mid-capitalization value segment in the U.S. equity market.
The S&P 500 ESG Index is designed to measure the performance of securities meeting certain sustainability criteria, while maintaining similar overall industry group weights as the S&P 500 Index.
The S&P SmallCap 600 Index measures the performance of the small-capitalization segment in the U.S. equity market.
The S&P SmallCap 600 Growth Index measures the performance of the small-capitalization growth segment in the U.S. equity market.
The S&P SmallCap 600 Value Index measures the performance of the small-capitalization value segment in the U.S. equity market.
The S&P 1500 Low Valuation Tilt Index applies an alternative weighting methodology to the S&P Composite 1500 Index so that stocks with relatively low valuations (i.e., relatively “cheap”) are overweight relative to the S&P Composite 1500 Index and stocks with relatively high valuations (i.e., relatively “rich”) are underweight.
The S&P 1500 Positive Momentum Tilt Index applies an alternative weighting methodology to the S&P Composite 1500 Index so that stocks with relatively high momentum are overweight relative to the S&P 1500 Index and stocks with relatively low momentum are underweight.
The S&P Kensho Clean Power Index is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Clean Power sector as determined by a classification standard produced by S&P Dow Jones Indices LLC (the "Index Provider"). The index is designed to capture companies whose products and services are driving innovation behind clean power.
The S&P Kensho Final Frontiers Index is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Final Frontiers sector as determined by a classification standard produced by S&P Dow Jones Indices LLC (the "Index Provider"). The index is designed to capture companies whose products and services are driving innovation behind the exploration of deep space and deep sea.
The S&P Kensho Future Security Index is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Future Security sector as determined by a classification standard produced by S&P Dow Jones Indices LLC. In particular, the Index comprises the components of the S&P Kensho Cyber Security Index and the S&P Kensho Smart Borders Index, and the military components of the S&P Kensho Robotics Index, the S&P Kensho Drones Index, the S&P Kensho Space Index, the S&P KenshoWearables Index and the S&P Kensho Virtual Reality Index as of the Index's annual reconstitution day on the third Friday in June, subject to certain liquidity thresholds.
The S&P Kensho Intelligent Infrastructure Index is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Intelligent Infrastructure sector as determined by a classification standard produced by S&P Dow Jones Indices LLC. The Index is designed to capture companies whose products and services are driving innovation behind intelligent infrastructure.
The S&P Kensho New Economies Composite Index is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide. The index is designed to capture companies whose products and services are driving innovation and transforming the global economy through the use of existing and emerging technologies, and rapid developments in robotics, automation, artificial intelligence, connectedness and processing power ("New Economies companies"). The index is comprised of each of the eligible Kensho New Economies
See accompanying notes to financial statements.
1

Note to Performance Summary (Unaudited)  (continued)
Sub-Indexes. Each Kensho Sub-Index is weighted by its Sharpe ratio with an annual reconstitution. There are currently 22 Sub-Indexes in the Composite. Kensho identifies companies in its New Economy Subsectors using its propriety Natural Language Processing "NLP", which leverages their artificial intelligence capabilities to screen regulatory forms for key words and phrases in the appropriate context relevant to the respective new economy sector to find companies for inclusion.
The S&P Kensho Smart Transportation Index is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Smart Transportation sector as determined by a classification standard produced by S&P Dow Jones Indices LLC. The Index is designed to capture companies whose products and services are driving innovation behind smart transportation.
The SSGA US Large Cap Low Volatility Index is designed to track the performance of U.S. large capitalization companies that exhibit low volatility. Volatility is a statistical measurement of the magnitude of movements in a stock’s price over time.
The SSGA US Small Cap Low Volatility Index is designed to track the performance of U.S. small capitalization companies that exhibit low volatility. Volatility is a statistical measurement of the magnitude of movements in a stock's price over time.
See accompanying notes to financial statements.
2

SPDR MSCI USA Climate Paris Aligned ETF
Portfolio Statistics (Unaudited)
The fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Apple, Inc.	7.6%
Microsoft Corp.	6.3
Amazon.com, Inc.	2.9
Tesla, Inc.	2.6
Honeywell International, Inc.	2.2
Alphabet, Inc. Class C	1.7
Cummins, Inc.	1.5
UnitedHealth Group, Inc.	1.5
Digital Realty Trust, Inc. REIT	1.4
NVIDIA Corp.	1.4
TOTAL	29.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

% of Net Assets
Information Technology	32.3%
Health Care	15.5
Industrials	11.1
Consumer Discretionary	11.0
Financials	10.6
Real Estate	8.0
Communication Services	6.6
Materials	2.1
Consumer Staples	1.8
Utilities	0.8
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR Russell 1000 Low Volatility Focus ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Russell 1000 Low Volatility Focus ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Russell 1000 Low Volatility Focused Factor Index. The Fund’s benchmark is the Russell 1000 Low Volatility Focused Factor Index (the “Index”).
For the 12-month period ended June 30, 2022 (“Reporting Period”), the total return for the Fund was –4.20%, and the Index was –4.00%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the period.
U.S. Equity markets suffered strong losses during the last year, but particularly since the beginning of the year, with the Russell 1000 Index falling 20.9%during the first half of 2022. The combination of multiple events created the right conditions for investors to start reducing their equity exposures and seek safer investment opportunities. As the U.S. economy started emerging from the COVID pandemic, economic output expanded rapidly and the unemployment rate contracted rapidly pushing salaries and firm’s operating costs up. At the same time, another collateral effect of COVID was the disruption of many supply chains around the world, which caused a spiraling inflationary backdrop. The Federal Reserve (the “Fed”), seeing full employment with strong inflation, was very assertive and started rising interest rates rapidly, which sent shockwaves across fixed income markets. Finally, Russia’s invasion of Ukraine, upended energy markets, pushing gas and other energy commodities to levels not seen since 2014. The rapid increase in gas and other basic commodities had a strong negative wealth effect on American consumers, contributing to rapid rise in the cost of living and reducing real wages.
At the same time, market volatility increased rapidly, with the VIX Index jumping from 17.85 on June 30, 2021 to 28.83 one year later, a 61% increase. Finally, as many pundits on Wall Street are forecasting a U.S. recession in the coming months, we remain hopeful that this might be averted, as businesses see an increase in their inventories and inflation expectations fall as energy prices revert back to lower levels, all factors that might contribute to a lower-than-expected interest rate increases
The Fund used S&P 500 and Russell 1000 E-mini futures in order to equitize cash holdings during the Reporting Period. The Fund’s use of S&P 500 E-mini futures detracted from Fund performance relative to the Index.
During the Reporting Period, the Fund out-performed the broader market capitalization weighted index, the Russell 1000 Index by 9.07%, mainly thanks for its over exposure to lower volatility securities. The sectors that had the largest contribution to total return in the Fund were: Energy, Utilities and Consumer Staples. The sectors with the lowest contribution to total return were: Communication Services, Health Care and Materials.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Progressive Corp, Xilinx and AutoZone. The top negative contributors to the Fund’s performance during the Reporting Period were IDEXX Laboratories, Garmin and T Rowe Price.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
4

SPDR Russell 1000 Low Volatility Focus ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Russell 1000 Low Volatility Focused Factor Index	Net Asset Value	Market Value	Russell 1000 Low Volatility Focused Factor Index
ONE YEAR	(4.20)%	(4.20)%	(4.00)%	(4.20)%	(4.20)%	(4.00)%
FIVE YEARS	61.41%	61.43%	63.26%	10.05%	10.05%	10.30%
SINCE INCEPTION(1)	98.46%	98.53%	101.41%	10.98%	10.98%	11.24%
(1)	For the period December 2, 2015 to June 30, 2022. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/2/15, 12/3/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Russell 1000 Low Volatility Focus ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
5

SPDR Russell 1000 Low Volatility Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
HP, Inc.	1.2%
Willis Towers Watson PLC	1.1
Cognizant Technology Solutions Corp. Class A	1.0
McKesson Corp.	1.0
Archer-Daniels-Midland Co.	1.0
Quest Diagnostics, Inc.	0.9
T Rowe Price Group, Inc.	0.8
Expeditors International of Washington, Inc.	0.7
Cincinnati Financial Corp.	0.7
Dollar General Corp.	0.7
TOTAL	9.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

% of Net Assets
Industrials	17.5%
Information Technology	14.9
Financials	14.0
Consumer Discretionary	11.3
Health Care	10.7
Consumer Staples	8.5
Utilities	7.5
Materials	6.7
Real Estate	5.5
Communication Services	2.5
Energy	0.7
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR Russell 1000 Momentum Focus ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Russell 1000 Momentum Focus ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Russell 1000 Momentum Focused Factor Index. The Fund’s benchmark is the Russell 1000 Momentum Focused Factor Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –11.87%, and the Index was –11.68%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the period.
U.S. Equity markets suffered strong losses during the last year, but particularly since the beginning of the year, with the Russell 1000 Index falling 20.9% during the first half of 2022. The combination of multiple events created the right conditions for investors to start reducing their equity exposures and seek safer investment opportunities. As the U.S. economy started emerging from the COVID pandemic, economic output expanded rapidly and the unemployment rate contracted rapidly pushing salaries and firm’s operating costs up. At the same time, another collateral effect of COVID was the disruption of many supply chains around the world, which caused a spiraling inflationary backdrop. The Federal Reserve, seeing full employment with strong inflation, was very assertive and started rising interest rates rapidly, which sent shockwaves across fixed income markets. Finally, Russia’s invasion of Ukraine, upended energy markets, pushing gas and other energy commodities to levels not seen since 2014. The rapid increase in gas and other basic commodities had a strong negative wealth effect on American consumers, contributing to rapid rise in the cost of living and reducing real wages.
At the same time, market volatility increased rapidly, with the VIX Index jumping from 17.85 on June 30, 2021 to 28.83 one year later, a 61% increase. Finally, as many pundits on Wall Street are forecasting a U.S. recession in the coming months, we remain hopeful that this might be averted, as businesses see an increase in their inventories and inflation expectations fall as energy prices revert back to lower levels, all factors that might contribute to a lower-than-expected interest rate increases.
The Fund used S&P 500 and Russell 1000 E-mini futures in order to equitize cash holdings during the Reporting Period. The Fund’s use of S&P 500 E-mini futures detracted from Fund performance relative to the Index.
During the Reporting Period, the Fund out-performed the broader market capitalization weighted index, the Russell 1000 Index by 1.17%, mainly thanks to its higher exposure to positive momentum securities. The sectors that had the largest contribution to total return in the Fund were: Energy, Materials and Utilities. The sectors with the lowest contribution to total return were: Communication Services, Consumer Discretionary and Information Technology.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Devon Energy, Occidental Petroleum and Continental Resources. The top negative contributors to the Fund’s performance during the Reporting Period Loyalty Ventures, Vimeo and Wayfair Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
7

SPDR Russell 1000 Momentum Focus ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Russell 1000 Momentum Focused Factor Index	Net Asset Value	Market Value	Russell 1000 Momentum Focused Factor Index
ONE YEAR	(11.87)%	(11.84)%	(11.68)%	(11.87)%	(11.84)%	(11.68)%
FIVE YEARS	42.78%	42.79%	44.32%	7.38%	7.38%	7.61%
SINCE INCEPTION(1)	68.78%	68.83%	71.19%	8.28%	8.28%	8.52%
(1)	For the period December 2, 2015 to June 30, 2022. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/2/15, 12/3/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Russell 1000 Momentum Focus ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
8

SPDR Russell 1000 Momentum Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
HP, Inc.	1.5%
McKesson Corp.	0.8
Molina Healthcare, Inc.	0.7
Marathon Petroleum Corp.	0.7
Nucor Corp.	0.7
Valero Energy Corp.	0.7
Ovintiv, Inc.	0.7
Archer-Daniels-Midland Co.	0.6
Steel Dynamics, Inc.	0.6
Amdocs, Ltd.	0.6
TOTAL	7.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

% of Net Assets
Information Technology	17.3%
Industrials	13.7
Financials	11.8
Consumer Discretionary	10.6
Health Care	10.4
Energy	9.3
Materials	9.0
Consumer Staples	6.4
Utilities	5.0
Real Estate	4.0
Communication Services	2.3
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
9

SPDR Russell 1000 Yield Focus ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
SPDR Russell 1000 Yield Focus ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Russell 1000 Yield Focused Factor Index. The Fund’s benchmark is Russell 1000 Yield Focused Factor Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –3.45%, and the Index was –3.18%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period was dominated by pandemic, war and inflation. It began amidst the continued global rollout of the COVID-19 vaccine, but it was also accompanied by GDP growth expectations that were blunted by concern about the Delta variant and the continuation of pandemic conditions. Amidst a tight labor market, concern about inflation began to intensify, despite assurances that higher inflation would be transitory. In September 2021, markets broke their long run of gains for the year and sold off on some of these concerns.
As the fourth quarter of 2021 began, markets were able to rebound and turn in strong performances for October. But market confidence continued to be shaken as inflation persisted, disruptions continued to plague the global supply chain, and the Federal Reserve (the “Fed”) provided indications that stronger measures would be necessary to fight higher inflation that would no longer be described as “transitory”. The emergence of a new Omicron variant also rattled markets and added to the uncertainty.
Inflation numbers continued to accelerate in the new year, and so did investors’ worries not just about more hawkish central bank actions but also about the length of time they would have to be in place. Markets began to sell off in earnest, but this time, economic concerns were compounded by geopolitical ones. Russia’s late February invasion of Ukraine sent markets reeling, particularly in Europe. Gas prices that were already climbing, particularly in the U.S., only climbed higher. Relief only came from a COVID-19 pandemic that appeared to be dwindling on an Omicron variant that was more contagious but much weaker.
There was no relief from inflation, however, as numbers continued to accelerate in the second quarter of 2022 and hit levels not seen for 40 years. In response, markets continued to decline and push into official bear market territory, with first-half losses also not seen in 40 years. Inflation continued to share headlines with war in Ukraine, COVID resurgence and lockdowns in China, and confirmation that first quarter U.S. GDP growth was indeed negative.
Although the performance of the broader market was weak during the Reporting Period, the performance of higher yielding stocks—which are correlated with value stocks—was relatively strong. At the beginning of the Reporting Period, the value premium had been underperforming for several years, and it continued this underperformance into the end of 2021. But as U.S. markets began their declines in 2022, value stocks were able to outperform. Value’s outperformance was particularly strong in the last quarter of the Reporting Period. Separately, the Fund’s exposure to quality and size factors generally detracted from relative performance compared to the Russell 1000 Index, as the performance of these two factors was mixed to negative
As a result of the combined exposures to value, quality and size, the Fund’s –3.45% return during the Reporting Period was significantly better than the Russell 1000 Index’s –13.05% return over the same period.
The Fund used S&P 500 Index futures in order to equitize cash and receivables during the Reporting Period, which helps the Fund to track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Progressive Corp, CF Industries Holdings Inc and Kroger Co. The top negative contributors to the Fund’s performance during the Reporting Period were Best Buy Co Inc, Synchrony Financial and International Paper Company.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
10

SPDR Russell 1000 Yield Focus ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Russell 1000 Yield Focused Factor Index	Net Asset Value	Market Value	Russell 1000 Yield Focused Factor Index
ONE YEAR	(3.45)%	(3.41)%	(3.18)%	(3.45)%	(3.41)%	(3.18)%
FIVE YEARS	61.36%	61.38%	63.58%	10.04%	10.04%	10.34%
SINCE INCEPTION(1)	103.08%	103.15%	106.48%	11.37%	11.37%	11.66%
(1)	For the period December 2, 2015 to June 30, 2022. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/2/15, 12/3/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Russell 1000 Yield Focus ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
11

SPDR Russell 1000 Yield Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
HP, Inc.	2.0%
Phillips 66	1.6
T Rowe Price Group, Inc.	1.5
Gilead Sciences, Inc.	1.4
Valero Energy Corp.	1.3
LyondellBasell Industries NV Class A	1.3
Dow, Inc.	1.2
Walgreens Boots Alliance, Inc.	1.2
Corning, Inc.	1.1
ONEOK, Inc.	1.1
TOTAL	13.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

% of Net Assets
Financials	17.2%
Consumer Discretionary	13.3
Materials	9.8
Real Estate	9.7
Industrials	9.6
Utilities	8.6
Information Technology	8.4
Consumer Staples	8.2
Energy	7.0
Health Care	4.9
Communication Services	3.0
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
12

SPDR S&P 400 Mid Cap Growth ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P 400 Mid Cap Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics. The Fund’s benchmark is the S&P MidCap 400 Growth Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –20.61%, and the Index was –20.50%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses, cash drag and cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
During the third quarter of 2021, U.S. economic growth remained strong as the manufacturing and services sector contributed towards the economic progress. The Job market improved and sectors like travel and tourism that were impacted by reopening had a strong contribution during the quarter. The Federal Reserve’s (“the Fed”) indicated it would be ending its asset purchase program by mid of next year with the slowing down in the pace of purchase to start soon. The interest rates projections were also released by the central bank which were increasing faster than the market’s anticipation. The Index fell 1.597%.
In the next quarter, U.S. President Joe Biden made progress on his infrastructure spending proposals by signing the long-awaited Infrastructure Investment and Jobs Act, which is a U.S.$1.2 trillion bipartisan infrastructure bill. The bill includes US$550 billion of additional spending in order to upgrade roads, bridges and railways and deploy electric vehicle charging stations across the U.S. The Index gained 7.969%.
Early in 2022, concerns over the Russia-Ukraine War and tighter monetary policy negatively affected equity markets. The U.S. consumer sentiment was hit due to higher prices, as inflation rose to 7.9%, reaching a 40-year high. The Federal Reserve’s (“the Fed”) announced its first rate hike since 2018. During the first quarter of the year, the Index dropped by 0.602%.
By the end of the 2nd quarter of 2022, U.S. equities had taken a big negative hit. Consumer sentiment dropped sharply despite lower levels of unemployment and stronger wage growth over the quarter. The Federal Reserve’s (“the Fed”) indicated its commitment toward bringing inflation under control by raising interest rates further. However, as an aftereffect, unemployment rates were also likely to rise, which was an area of concern for market participants. Signs of higher interest rates weighing on economic activity could be observed from 40% higher house prices compared with the start of 2020. Economic data also confirmed a decline in the number of home sales. The Index lost 13.488% during the quarter.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were CyrusOne Inc, FactSet Research Systems and Shockwave Medical, Inc.
The top negative contributors to the Fund’s performance during the Reporting Period were Trex Company, Inc., RH, and Boston Beer Company, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
13

SPDR S&P 400 Mid Cap Growth ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P MidCap 400 Growth Index	Net Asset Value	Market Value	S&P MidCap 400 Growth Index
ONE YEAR	(20.61)%	(20.58)%	(20.50)%	(20.61)%	(20.58)%	(20.50)%
FIVE YEARS	35.93%	35.96%	37.11%	6.33%	6.34%	6.52%
TEN YEARS	166.35%	166.70%	171.18%	10.29%	10.31%	10.49%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 400 Mid Cap Growth ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
14

SPDR S&P 400 Mid Cap Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Targa Resources Corp.	1.5%
Carlisle Cos., Inc.	1.4
Steel Dynamics, Inc.	1.3
Service Corp. International	1.2
Darling Ingredients, Inc.	1.1
Rexford Industrial Realty, Inc. REIT	1.0
Life Storage, Inc. REIT	1.0
Neurocrine Biosciences, Inc.	1.0
Builders FirstSource, Inc.	1.0
East West Bancorp, Inc.	1.0
TOTAL	11.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

% of Net Assets
Industrials	18.1%
Information Technology	16.3
Consumer Discretionary	15.1
Health Care	13.5
Financials	11.8
Real Estate	8.0
Materials	7.4
Energy	4.6
Communication Services	2.0
Consumer Staples	1.6
Utilities	1.4
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(1.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
15

The SPDR S&P 400 Mid Cap Value ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P 400 Mid Cap Value ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “value” characteristics. The Fund’s benchmark is the S&P MidCap 400 Value Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –8.78%, and the Index was –8.64%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.
Inflationary fears, The Russia-Ukraine war and the Fed’s monetary policy were primary drivers of Fund performance during the Reporting Period.
During the third quarter of 2021, U.S. economic growth remained strong as the manufacturing and services sector contributed towards the economic progress. The Job market improved and sectors like travel and tourism that were impacted by reopening had a strong contribution during the quarter. The Federal Reserve’s (“the Fed”) indicated it would be ending its asset purchase program by mid of next year with the slowing down in the pace of purchase to start soon. The interest rates projections were also released by the central bank which were increasing faster than the market’s anticipation. The Index fell 1.60%.
In the next quarter, U.S. President Joe Biden made progress on his infrastructure spending proposals by signing the long-awaited Infrastructure Investment and Jobs Act, which is a US$1.2 trillion bipartisan infrastructure bill. The bill includes US$550 billion of additional spending in order to upgrade roads, bridges and railways and deploy electric vehicle charging stations across the U.S. The Index gained 7.97%.
Early in 2022, concerns over the Russia-Ukraine War and tighter monetary policy negatively affected equity markets. The U.S. consumer sentiment was hit due to higher prices, as inflation rose to 7.9%, reaching a 40-year high. The Federal Reserve’s (“the Fed”) announced its first rate hike since 2018. During the first quarter of the year, the Index dropped by 0.60%.
By the end of the 2nd quarter of 2022, U.S. equities had taken a big negative hit. Consumer sentiment dropped sharply despite lower levels of unemployment and stronger wage growth over the quarter. The Federal Reserve’s (“the Fed”) indicated its commitment toward bringing inflation under control by raising interest rates further. However, as an aftereffect, unemployment rates were also likely to rise, which was an area of concern for market participants. Signs of higher interest rates weighing on economic activity could be observed from 40% higher house prices compared with the start of 2020. Economic data also confirmed a decline in the number of home sales. The Index lost 13.49% during the quarter.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Avis Budget Group, Inc., Builders FirstSource, Inc., and EQT Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Oshkosh Corp, Medical Properties Trust, Inc., and Foot Locker, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
16

SPDR S&P 400 Mid Cap Value ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P MidCap 400 Value Index	Net Asset Value	Market Value	S&P MidCap 400 Value Index
ONE YEAR	(8.78)%	(8.74)%	(8.64)%	(8.78)%	(8.74)%	(8.64)%
FIVE YEARS	39.81%	39.90%	40.88%	6.93%	6.95%	7.09%
TEN YEARS	177.54%	178.06%	183.15%	10.75%	10.77%	10.97%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 400 Mid Cap Value ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
17

SPDR S&P 400 Mid Cap Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
First Horizon Corp.	1.1%
Alleghany Corp.	1.1
Reliance Steel & Aluminum Co.	1.0
EQT Corp.	1.0
Jazz Pharmaceuticals PLC	1.0
AECOM	0.9
Medical Properties Trust, Inc. REIT	0.9
BJ's Wholesale Club Holdings, Inc.	0.8
UGI Corp.	0.8
Lithia Motors, Inc.	0.8
TOTAL	9.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

% of Net Assets
Industrials	18.4%
Financials	17.6
Consumer Discretionary	12.2
Real Estate	10.4
Information Technology	10.1
Health Care	7.4
Utilities	6.6
Materials	6.4
Consumer Staples	6.1
Energy	3.4
Communication Services	1.2
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(1.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
18

SPDR S&P 500 ESG ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
SPDR S&P 500 ESG ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that provides exposure to securities that meet certain sustainability criteria (criteria related to environmental, social and governance(“ESG”) factors) while maintaining similar overall industry group weights as the S&P 500 Index. The Fund’s benchmark is the S&P 500 ESG Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –8.48%, and the Index was –8.37%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
S&P 500 ESG Index outperformed S&P 500 Index by over 2% for the Reporting Period mainly due to ESG exclusion in Communication Services, Health Care and Information Technology. Performance was strong during the second half of 2021 as the economy continued its momentum with its further “reopening” post COVID amid increasing vaccination rates. However, supply chain issues continued and loomed as a possible headwind going forward. Inflation was bubbling up a bit but the Federal Reserve’s (“the Fed”) believed it to be transitory at the time as a result of the continued bounce back from the COVID shutdown. The fourth quarter of 2021 was particularly strong for the equity markets as earnings growth saw its fourth consecutive quarter of 20%+ increases. The U.S. Congress was finally able to pass a bipartisan infrastructure spending bill as the Fed was just beginning to abandon the notion of inflation being transitory, paving the way for accelerated tapering and future rate hikes.
The first half of 2022 was just the opposite as the S&P 500 Index tumbled nearly –20% as it flirted with bear market territory. Commodity prices accelerated and supply side issues increased following the Russian invasion of Ukraine. Western countries ratcheted up sanctions against Russia in response to the invasion. Earnings saw their lowest level of growth in nearly two years. On the monetary front, many Central Banks raised their hawkish tone amid the stubbornness of inflation as it reached a 40 year high in the U.S. As a result, there were over 50 rate hikes initiated across the globe. To make matters worse, fears of a recession permeated markets with U.S. housing and consumer spending numbers coming in especially weak.
Health Care, Energy and Consumer Staples were the strongest contributors to the fund’s performance for the period. Information Technology, Consumer Discretionary and Communication Services were the main detractors from the fund’s performance.
The Fund used futures in order to equitize cash and receivable to obtain Index exposure during the Reporting Period. The Fund’s use of helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Tesla Inc, UnitedHealth Group Incorporated, and Chevron Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were NVIDIA Corporation, Walt Disney Company, and Amazon.com, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
19

SPDR S&P 500 ESG ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 500 ESG Index	Net Asset Value	Market Value	S&P 500 ESG Index
ONE YEAR	(8.48)%	(8.39)%	(8.37)%	(8.48)%	(8.39)%	(8.37)%
SINCE INCEPTION(1)	23.07%	24.19%	23.38%	11.38%	11.90%	11.53%
(1)	For the period July 27, 2020 to June 30, 2022. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/27/20, 7/28/20, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 500 ESG ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.10%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
20

SPDR S&P 500 ESG ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Apple, Inc.	9.1%
Microsoft Corp.	8.3
Amazon.com, Inc.	4.0
Alphabet, Inc. Class A	2.8
Alphabet, Inc. Class C	2.6
UnitedHealth Group, Inc.	2.1
NVIDIA Corp.	1.6
Exxon Mobil Corp.	1.6
Procter & Gamble Co.	1.5
JPMorgan Chase & Co.	1.4
TOTAL	35.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

Description	% of Net Assets
Apple, Inc.	9.1%
Microsoft Corp.	8.3
Amazon.com, Inc.	4.0
Alphabet, Inc. Class A	2.8
Alphabet, Inc. Class C	2.6
UnitedHealth Group, Inc.	2.1
NVIDIA Corp.	1.6
Exxon Mobil Corp.	1.6
Procter & Gamble Co.	1.5
JPMorgan Chase & Co.	1.4
TOTAL	35.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
21

SPDR S&P 600 SMALL CAP ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
SPDR S&P 600 Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “value” characteristics. The Fund’s benchmark is the S&P SmallCap 600 Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –16.80%, and the Index was –16.81%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and Expenses contributed to the difference between the Fund’s performance and that of the Index.
The Fund had negative performance in three of four quarters of the Reporting Period. Performance in the first quarter of the Reporting Period was negative due to increasing supply chain disruptions and rising inflation despite the continued re-opening of the economy and ongoing vaccine distribution. The Fund’s performance in the second quarter of the Reporting Period was positive and helped by the signing of the $1.2 trillion bipartisan Infrastructure Investment and Jobs Act and strong earnings growth despite the emergence of a new variant of the COVID virus. Performance in the third and fourth quarters of the Reporting Period were negative on the back of supply chain disruptions from the Russia-Ukraine War, rising inflation, tighter monetary policy and recessionary fears despite lower levels of unemployment and positive earnings.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Matador Resources Company, Stamps.com and Lantheus Holdings Inc. The top negative contributors to the Fund’s performance during the Reporting Period were NeoGenomics, Inc, 3D Systems Corporation, and GameStop Corp. Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
22

SPDR S&P 600 Small Cap ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P SmallCap 600 Index	Net Asset Value	Market Value	S&P SmallCap 600 Index
ONE YEAR	(16.80)%	(16.80)%	(16.81)%	(16.80)%	(16.80)%	(16.81)%
FIVE YEARS	41.31%	41.24%	41.60%	7.16%	7.15%	7.20%
TEN YEARS	188.06%	187.91%	190.74%	11.16%	11.15%	11.26%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 600 Small Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
23

SPDR S&P 600 Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Southwestern Energy Co.	0.8%
Agree Realty Corp. REIT	0.6
Omnicell, Inc.	0.6
Rogers Corp.	0.6
ExlService Holdings, Inc.	0.6
AMN Healthcare Services, Inc.	0.6
Vonage Holdings Corp.	0.6
Exponent, Inc.	0.5
Helmerich & Payne, Inc.	0.5
Lantheus Holdings, Inc.	0.5
TOTAL	5.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

% of Net Assets
Financials	18.1%
Industrials	16.2
Information Technology	13.5
Health Care	12.4
Consumer Discretionary	11.4
Real Estate	7.6
Consumer Staples	5.6
Materials	5.4
Energy	5.2
Utilities	2.3
Communication Services	2.1
Short-Term Investments	4.1
Liabilities in Excess of Other Assets	(3.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
24

SPDR S&P 600 Small Cap Growth ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
SPDR S&P 600 Small Cap Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics. The Fund’s benchmark is the S&P SmallCap 600 Growth Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –19.74%, and the Index was –19.63%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees and cumulative effects of individual security misweights contributed to the difference between the Fund’s performance and that of the Index
The Fund had a negative performance in three of four quarters of the Reporting Period. Performance in the first quarter of the Reporting Period was negative due to increasing supply chain disruptions and rising inflation despite the continued re-opening of the economy and ongoing vaccine distribution. The Fund’s performance in the second quarter of the Reporting Period was positive and helped by the signing of the $1.2 trillion bipartisan Infrastructure Investment and Jobs Act and strong earnings growth despite the emergence of a new variant of the COVID virus. Performance in the third and fourth quarters of the Reporting Period were negative on the back of supply chain disruptions from the Russia-Ukraine War, rising inflation, tighter monetary policy and recessionary fears despite lower levels of unemployment and positive earnings.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Stamps.com Inc., Lantheus Holdings, Inc. and Matador Resources Company. The top negative contributors to the Fund’s performance during the Reporting Period were 3D Systems Corporation, 8X8 Inc. and NeoGenomics, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
25

SPDR S&P 600 Small Cap Growth ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P SmallCap 600 Growth Index	Net Asset Value	Market Value	S&P SmallCap 600 Growth Index
ONE YEAR	(19.74)%	(19.74)%	(19.63)%	(19.74)%	(19.74)%	(19.63)%
FIVE YEARS	41.77%	41.85%	42.85%	7.23%	7.24%	7.39%
TEN YEARS	188.86%	189.98%	193.08%	11.19%	11.20%	11.35%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 600 Small Cap Growth ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
26

SPDR S&P 600 Small Cap Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Omnicell, Inc.	1.3%
ExlService Holdings, Inc.	1.2
Rogers Corp.	1.2
AMN Healthcare Services, Inc.	1.2
Vonage Holdings Corp.	1.2
Exponent, Inc.	1.2
Southwestern Energy Co.	1.1
UFP Industries, Inc.	1.1
SM Energy Co.	1.0
Balchem Corp.	1.0
TOTAL	11.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

% of Net Assets
Information Technology	19.9%
Health Care	16.2
Financials	15.1
Industrials	14.1
Consumer Discretionary	11.4
Real Estate	6.8
Consumer Staples	5.5
Energy	4.1
Materials	3.5
Communication Services	1.7
Utilities	1.5
Short-Term Investments	6.0
Liabilities in Excess of Other Assets	(5.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
27

SPDR S&P 600 Small Cap Value ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
SPDR S&P 600 Small Cap Value ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “value” characteristics. The Fund’s benchmark is the S&P SmallCap 600 Value Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –14.09%, and the Index was –13.93%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees and cumulative effects of individual security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Fund had a negative performance in three of four quarters of the Reporting Period. Performance in the first quarter of the Reporting Period was negative due to increasing supply chain disruptions and rising inflation despite the continued re-opening of the economy and ongoing vaccine distribution. The Fund’s performance in the second quarter of the Reporting Period was positive and helped by the signing of the $1.2 trillion bipartisan Infrastructure Investment and Jobs Act and strong earnings growth despite the emergence of a new variant of the COVID virus. Performance in the third and fourth quarters of the Reporting Period were negative on the back of supply chain disruptions from the Russia-Ukraine War, rising inflation, tighter monetary policy and recessionary fears despite lower levels of unemployment and positive earnings.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Helmerich & Payne, Inc., Patterson-UTI Energy, Inc. and Macy’s Inc. The top negative contributors to the Fund’s performance during the Reporting Period were GameStop Corp., Resideo Technologies, Inc. and bed, Bath & Beyond Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
28

SPDR S&P 600 Small Cap Value ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P SmallCap 600 Value Index	Net Asset Value	Market Value	S&P SmallCap 600 Value Index
ONE YEAR	(14.09)%	(14.06)%	(13.93)%	(14.09)%	(14.06)%	(13.93)%
FIVE YEARS	37.81%	37.89%	38.62%	6.62%	6.64%	6.75%
TEN YEARS	179.97%	179.95%	184.19%	10.84%	10.84%	11.01%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 600 Small Cap Value ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
29

SPDR S&P 600 Small Cap Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Helmerich & Payne, Inc.	1.0%
South Jersey Industries, Inc.	0.9
Patterson-UTI Energy, Inc.	0.8
CVB Financial Corp.	0.7
Avista Corp.	0.7
Insight Enterprises, Inc.	0.7
Agree Realty Corp. REIT	0.7
Arconic Corp.	0.7
Hostess Brands, Inc.	0.6
BankUnited, Inc.	0.6
TOTAL	7.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

% of Net Assets
Financials	20.7%
Industrials	18.1
Consumer Discretionary	11.5
Health Care	9.1
Real Estate	8.4
Information Technology	7.7
Materials	7.0
Energy	6.2
Consumer Staples	5.6
Utilities	3.1
Communication Services	2.3
Short-Term Investments	4.2
Liabilities in Excess of Other Assets	(3.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
30

SPDR S&P 1500 Momentum Tilt ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
SPDR S&P 1500 Momentum Tilt ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of U.S. equity securities exhibiting price momentum. The Fund’s benchmark is the S&P 1500 Positive Momentum Tilt Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –10.45%, and the Index was –10.32%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period was dominated by pandemic, war and inflation. It began amidst the continued global rollout of the COVID-19 vaccine, but it was also accompanied by GDP growth expectations that were blunted by concern about the Delta variant and the continuation of pandemic conditions. Amidst a tight labor market, concern about inflation began to intensify, despite assurances that higher inflation would be transitory. In September 2021, markets broke their long run of gains for the year and sold off on some of these concerns.
As the fourth quarter of 2021 began, markets were able to rebound and turn in strong performances for October. But market confidence continued to be shaken as inflation persisted, disruptions continued to plague the global supply chain, and the Federal Reserve’s (“the Fed”) provided indications that stronger measures would be necessary to fight higher inflation that would no longer be described as “transitory”. The emergence of a new Omicron variant also rattled markets and added to the uncertainty.
Inflation numbers continued to accelerate in the new year, and so did investors’ worries not just about more hawkish central bank actions but also about the length of time they would have to be in place. Markets began to sell off in earnest, but this time, economic concerns were compounded by geopolitical ones. Russia’s late February invasion of Ukraine sent markets reeling, particularly in Europe. Gas prices that were already climbing, particularly in the U.S., only climbed higher. Relief only came from a COVID-19 pandemic that appeared to be dwindling on an Omicron variant that was more contagious but much weaker.
There was no relief from inflation, however, as numbers continued to accelerate in the second quarter of 2022 and hit levels not seen for 40 years. In response, markets continued to decline and push into official bear market territory, with first-half losses also not seen in 40 years. Inflation continued to share headlines with war in Ukraine, COVID resurgence and lockdowns in China, and confirmation that first quarter U.S. GDP growth was indeed negative.
Momentum’s relative performance during the Reporting Period was mixed compared to the broader U.S. market. During the first three quarters of the Reporting Period, the Fund’s tilt towards momentum stocks allowed for slight outperformance. However, in the last quarter of the Reporting Period and as markets continued their decline, the Fund’s momentum tilts underperformed. On a net basis, the Fund’s –10.45% return was able to slightly outperform the S&P 1500 Composite’s –11.02% return during the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Exxon Mobil Corp, UnitedHealth Group Inc and Eli Lilly and Company. The top negative contributors to the Fund’s performance during the Reporting Period were Apple Inc, NVIDIA Corp and Meta Platforms Inc Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
31

SPDR S&P 1500 Momentum Tilt ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 1500 Positive Momentum Tilt Index	Net Asset Value	Market Value	S&P 1500 Positive Momentum Tilt Index
ONE YEAR	(10.45)%	(10.38)%	(10.32)%	(10.45)%	(10.38)%	(10.32)%
FIVE YEARS	69.72%	69.68%	71.03%	11.16%	11.15%	11.33%
SINCE INCEPTION(1)	213.05%	213.00%	219.04%	12.51%	12.50%	12.73%
(1)	For the period October 24, 2012 to June 30, 2022. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/12, 10/25/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 1500 Momentum Tilt ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
32

SPDR S&P 1500 Momentum Tilt ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Apple, Inc.	10.0%
Microsoft Corp.	7.4
Tesla, Inc.	3.0
Alphabet, Inc. Class A	2.2
UnitedHealth Group, Inc.	2.1
NVIDIA Corp.	2.1
Berkshire Hathaway, Inc. Class B	2.1
Exxon Mobil Corp.	1.9
Alphabet, Inc. Class C	1.8
Chevron Corp.	1.6
TOTAL	34.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

		% of Net Assets
	Information Technology	29.5%
	Health Care	16.8
	Financials	9.9
	Consumer Discretionary	8.0
	Energy	8.0
	Consumer Staples	6.7
	Industrials	6.6
	Communication Services	4.9
	Real Estate	3.5
	Utilities	3.2
	Materials	2.6
	Short-Term Investments	0.3
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
33

SPDR S&P 1500 Value Tilt ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
SPDR S&P 1500 Value Tilt ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “value” characteristics. The Fund’s benchmark is the S&P 1500 Low Valuation Tilt Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –6.60%, and the Index was –6.44%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period was dominated by pandemic, war and inflation. It began amidst the continued global rollout of the COVID-19 vaccine, but it was also accompanied by GDP growth expectations that were blunted by concern about the Delta variant and the continuation of pandemic conditions. Amidst a tight labor market, concern about inflation began to intensify, despite assurances that higher inflation would be transitory. In September 2021, markets broke their long run of gains for the year and sold off on some of these concerns.
As the fourth quarter of 2021 began, markets were able to rebound and turn in strong performances for October. But market confidence continued to be shaken as inflation persisted, disruptions continued to plague the global supply chain, and the Federal Reserve’s (“the Fed”) provided indications that stronger measures would be necessary to fight higher inflation that would no longer be described as “transitory”. The emergence of a new Omicron variant also rattled markets and added to the uncertainty.
Inflation numbers continued to accelerate in the new year, and so did investors’ worries not just about more hawkish central bank actions but also about the length of time they would have to be in place. Markets began to sell off in earnest, but this time, economic concerns were compounded by geopolitical ones. Russia’s late February invasion of Ukraine sent markets reeling, particularly in Europe. Gas prices that were already climbing, particularly in the U.S., only climbed higher. Relief only came from a COVID-19 pandemic that appeared to be dwindling on an Omicron variant that was more contagious but much weaker.
There was no relief from inflation, however, as numbers continued to accelerate in the second quarter of 2022 and hit levels not seen for 40 years. In response, markets continued to decline and push into official bear market territory, with first-half losses also not seen in 40 years. Inflation continued to share headlines with war in Ukraine, COVID resurgence and lockdowns in China, and confirmation that first quarter U.S. GDP growth was indeed negative.
Although the performance of the broader market was weak during the Reporting Period, the performance of the value premium was relatively strong. At the beginning of the Reporting Period, the value premium had been underperforming for several years, and it continued this underperformance into the end of 2021. But as U.S. markets began their declines in 2022, value stocks were able to outperform. Outperformance was particularly strong in the last quarter of the Reporting Period. As a result, the Fund’s –6.60% return during the Reporting Period was significantly better than the S&P 1500 Composite’s –11.02% return over the same period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Exxon Mobil Corp, Chevron Corp and UnitedHealth Group Incorporated. The top negative contributors to the Fund’s performance during the Reporting Period were Amazon.com Inc, Meta Platforms Inc Class A and General Motors Company.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
34

SPDR S&P 1500 Value Tilt ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 1500 Low Valuation Tilt Index	Net Asset Value	Market Value	S&P 1500 Low Valuation Tilt Index
ONE YEAR	(6.60)%	(6.61)%	(6.44)%	(6.60)%	(6.61)%	(6.44)%
FIVE YEARS	62.33%	62.35%	63.89%	10.17%	10.18%	10.38%
SINCE INCEPTION(1)	201.92%	202.01%	208.48%	12.09%	12.09%	12.34%
(1)	For the period October 24, 2012 to June 30, 2022. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/12, 10/25/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 1500 Value Tilt ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
35

SPDR S&P 1500 Value Tilt ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Berkshire Hathaway, Inc. Class B	2.6%
Walmart, Inc.	2.1
Exxon Mobil Corp.	1.9
AT&T, Inc.	1.8
Apple, Inc.	1.8
JPMorgan Chase & Co.	1.5
CVS Health Corp.	1.5
Microsoft Corp.	1.4
Amazon.com, Inc.	1.4
Verizon Communications, Inc.	1.3
TOTAL	17.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

% of Net Assets
Financials	19.9%
Health Care	14.0
Information Technology	12.4
Consumer Discretionary	9.4
Communication Services	9.4
Consumer Staples	9.1
Industrials	8.5
Energy	7.1
Utilities	3.9
Materials	3.6
Real Estate	2.6
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
36

SPDR S&P Kensho Clean Power ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Kensho Clean Power ETF (the “Fund”) seeks to provide investment results that, before feesand expenses, correspond generally to the total return performance of the S&P Kensho Clean Power Index. The Fund’s benchmark is the S&P Kensho Clean Power Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –25.03%, and the Index was –24.77%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
Economic growth was strong to start the reporting period, as the manufacturing and services sector contributed towards the economic progress. The Job market improved with approximately 850,000 and 943,000 jobs being added in June and July respectively which are the largest additions since August 2020. Sectors like travel and tourism that were impacted by reopening had a strong contribution during the last half of 2021. In November, President Joe Biden made progress on his infrastructure spending proposals by signing the long-awaited Infrastructure Investment and Jobs Act, which is a $1.2 trillion bipartisan infrastructure bill. The bill includes $550 billion of additional spending in order to upgrade roads, bridges and railways and deploy electric vehicle charging stations across the U.S.
At the start of 2022, concerns over the Russia-Ukraine War and tighter monetary policy weighed on equity markets. Geopolitical risks remained elevated amid the ongoing Russia-Ukraine War and continued escalations between the United States and China over Taiwan. U.S. consumer sentiment was negatively impacted by higher prices, as inflation rose to 7.9%, reaching a 40-year high. The Federal Reserve’s (“the Fed”) announced its first rate hike since 2018, raising the target rate by 0.25%, and clarified that further increases would be appropriate. On the positive side, the U.S. labour market remained robust, with the February jobs report coming in much better than expected and wage growth increasing by 5.1% year-over-year. Markets remained volatile in the second quarter of 2022 and equities and bonds posted sharp declines.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Daqo New Energy, Centrais Eletricas Brasileiras, and Consolidated Edison. The top negative contributors to the Fund’s performance during the Reporting Period were Eos Energy Enterprises, Ballard Power Systems, and TPI Composites.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
37

SPDR S&P Kensho Clean Power ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Kensho Clean Power Index	Net Asset Value	Market Value	S&P Kensho Clean Power Index
ONE YEAR	(25.03)%	(25.03)%	(24.77)%	(25.03)%	(25.03)%	(24.77)%
SINCE INCEPTION(1)	175.11%	175.13%	177.45%	31.58%	31.58%	31.88%
(1)	For the period October 22, 2018 to June 30, 2022. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/22/18, 10/23/18, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Kensho Clean Power ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
38

SPDR S&P Kensho Clean Power ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Daqo New Energy Corp. ADR	3.1%
JinkoSolar Holding Co., Ltd. ADR	2.9
Centrais Eletricas Brasileiras SA ADR	2.9
Avangrid, Inc.	2.8
NextEra Energy, Inc.	2.8
Consolidated Edison, Inc.	2.7
New Jersey Resources Corp.	2.7
ALLETE, Inc.	2.7
Enphase Energy, Inc.	2.7
First Solar, Inc.	2.6
TOTAL	27.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

% of Net Assets
Utilities	37.2%
Industrials	33.0
Information Technology	22.0
Consumer Discretionary	4.9
Energy	2.5
Short-Term Investments	8.5
Liabilities in Excess of Other Assets	(8.1)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
39

SPDR S&P Kensho Final Frontiers ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Kensho Final Frontiers ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Kensho Final Frontiers Index. The Fund’s benchmark is the S&P Kensho Final Frontiers Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –16.42%, and the Index was –16.05%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The Final Frontiers Index started off the period in negative territory for the first quarter of the Reporting Period, returning -6%. Fortunately, the demand for Artificial Intelligence (AI), automation, power processing and the robotics industries continued to grow, especially in the area of space and deep sea explorations, allowing Final Frontiers to gain back small amount of the first quarter losses. Unfortunately, although the war in Ukraine may have helped earnings for some of the defense companies, like Northrop Grumman and Lockhead Martin, space tourism was negatively affected by the war and rapidly rising fuel prices. As a result, Final Frontiers Index fell by over 14 % the final quarter of the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Northrop Grumman Corp., Lockheed Martin Corporation and Elbit Systems Ltd. The top negative contributors to the Fund’s performance during the Reporting Period were Virgin Galactic Holdings Inc., Astra Space, Inc. Class A and Boeing Company.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
40

SPDR S&P Kensho Final Frontiers ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Kensho Final Frontiers Index	Net Asset Value	Market Value	S&P Kensho Final Frontiers Index
ONE YEAR	(16.42)%	(16.40)%	(16.05)%	(16.42)%	(16.40)%	(16.05)%
SINCE INCEPTION(1)	21.54%	21.58%	23.47%	5.43%	5.44%	5.88%
(1)	For the period October 22, 2018 to June 30, 2022. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/22/18, 10/23/18, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Kensho Final Frontiers ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
41

SPDR S&P Kensho Final Frontiers ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Iridium Communications, Inc.	4.0%
Northrop Grumman Corp.	3.9
L3Harris Technologies, Inc.	3.8
Boeing Co.	3.8
Lockheed Martin Corp.	3.8
Raytheon Technologies Corp.	3.8
Aerojet Rocketdyne Holdings, Inc.	3.7
Teledyne Technologies, Inc.	3.6
Hexcel Corp.	3.5
HEICO Corp.	3.5
TOTAL	37.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

% of Net Assets
Industrials	76.2%
Information Technology	15.0
Communication Services	4.0
Materials	2.5
Energy	2.2
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
42

SPDR S&P Kensho Future Security ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Kensho Future Security ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Kensho Future Security Index. The Fund’s benchmark is the S&P Kensho Future Security Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –14.66%, and the Index was –14.42%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The Future Security Index started off the period barely achieving positive performance toward the end of 2021. As the COVID-19 crisis continued, the demand for innovative technologies continued to rise as large corporations continued to feel the threat of spam, malware, ransomware and various other risky social engineering attacks. Although demand for future security needs continued, in order to prevent threats to national security, increased legislation involving data privacy rights needed to be complied with as well. The demand for “smart home” security and increased reliance on mobile apps helped bolster performance and earnings for future security industry as a whole. Unfortunately, cyberattacks rose drastically as the year went on from social engineering and ransomware as nation-states and cybercriminals grew more sophisticated. As a result, Future Security suffered a difficult fourth quarter of the period with drop of –16% causing the Index to end in negative territory.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Mimecast Ltd., Palo Alto Networks, Inc. and Elbit Systems Ltd.. The top negative contributors to the Fund’s performance during the Reporting Period were Telos Corporation, Kopin Corporation and Cognyte Software Ltd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
43

SPDR S&P Kensho Future Security ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Kensho Future Security Index	Net Asset Value	Market Value	S&P Kensho Future Security Index
ONE YEAR	(14.66)%	(14.70)%	(14.42)%	(14.66)%	(14.70)%	(14.42)%
SINCE INCEPTION(1)	53.24%	52.94%	55.28%	9.93%	9.88%	10.25%
(1)	For the period December 26, 2017 to June 30, 2022. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/26/17, 12/27/17, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Kensho Future Security ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
44

SPDR S&P Kensho Future Security ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Elbit Systems, Ltd.	1.8%
908 Devices, Inc.	1.7
Iridium Communications, Inc.	1.7
Northrop Grumman Corp.	1.6
Tufin Software Technologies, Ltd.	1.6
ManTech International Corp. Class A	1.6
Mandiant, Inc.	1.6
Parsons Corp.	1.6
OSI Systems, Inc.	1.6
L3Harris Technologies, Inc.	1.6
TOTAL	16.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

% of Net Assets
Information Technology	51.4%
Industrials	42.2
Communication Services	3.2
Health Care	3.1
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(1.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
45

SPDR S&P Kensho Intelligent Structures ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
SPDR S&P Kensho Intelligent Structures ETF the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Kensho Intelligent Infrastructure Index. The Fund’s benchmark is S&P Kensho Intelligent Infrastructure Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –32.02%, and the Index was –32.29%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and Expenses contributed to the difference between the Fund’s performance and that of the Index.
The S&P 500 Index delivered modest returns of 0.58% in third quarter 2021. In the U.S., the economic growth remained strong during the quarter as the manufacturing and services sector contributed towards the economic progress. The Job market improved with approximately 850,000 and 943,000 jobs being added in June and July respectively which are the largest additions since August 2020. Mid-cap and small-cap companies had posted negative returns during the quarter with the S&P MidCap 400 Index declining by –1.76% and the Russell 2000 Index sliding by –4.36%.
Economic activity continued to expand in the fourth quarter of 2021, albeit at a measurably moderate pace, with several factors contributing to multiple headwinds. Supply chain bottlenecks continued to persist and sapped growth momentum during the quarter. Rising COVID-19 cases toward the end of the quarter triggered disruption to services and created further bottlenecks related to labor, transportation and goods. The S&P 500 Index gained 11.03% during the month. Mid-cap companies performed in line with their larger counterparts during the quarter with the S&P Midcap 400 Index rising by 8.00% while small-cap companies lagged on a relative basis with the Russell 2000 Index gaining only 2.14%.
In the U.S., concerns over the Russia-Ukraine War and tighter monetary policy negatively affected equity markets during the first quarter of 2022. The U.S. consumer sentiment was hit due to higher prices, as inflation rose to 7.9%, reaching a 40-year high. The Federal Reserve’s (“the Fed”) announced its first rate hike since 2018, raising the target rate by 0.25%, and clarified that further increases would be appropriate. On the positive side, the U.S. labour market remained robust, with the February jobs report coming in much better than expected and wage growth increasing by 5.1% year-over-year. Total nonfarm payrolls surpassed consensus forecasts, and the unemployment rate dropped to 3.8%, despite the labour force participation rate moving up to 62.3%. Earnings growth for U.S. companies stood at 30% year-over-year, beating expectations. The S&P 500 Index declined by 4.60% during the quarter. Mid-cap companies performed in line with their larger counterparts during the quarter. The S&P Midcap 400 Index declined by 4.88%, while small-cap companies underperformed their large and mid-cap counterparts, with the Russell 2000 Index declining by 7.53%.
In the U.S., equities declined 16% over the second quarter of 2022. Consumer sentiment dropped sharply despite lower levels of unemployment and stronger wage growth over the quarter. The Federal Reserve’s (“the Fed”) indicated its commitment toward bringing inflation under control by raising interest rates further. However, as an after effect, unemployment rates were also likely to rise, which was an area of concern for market participants. Signs of higher interest rates weighing on economic activity could be observed from 40% higher house prices compared with the start of 2020. Economic data also confirmed a decline in the number of home sales. The S& P 500 Index declined by 16.10% during the quarter. Mid-cap companies performed in line with their larger counterparts during the quarter with the S&P Midcap 400 Index falling by 15.42% while small-cap companies lagged slightly with the Russell 2000 Index falling by 17.20%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Suncor Energy, ON Semiconductor Corporation and Shell PLC Sponsored ADR. The top negative contributors to the Fund’s performance during the Reporting Period were ChargePoint Holdings, Inc. Class A, Rekor Systems, Inc Class B, and Latch Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
46

SPDR S&P Kensho Intelligent Structures ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Kensho Intelligent Infrastructure Index	Net Asset Value	Market Value	S&P Kensho Intelligent Infrastructure Index
ONE YEAR	(32.02)%	(32.07)%	(32.29)%	(32.02)%	(32.07)%	(32.29)%
SINCE INCEPTION(1)	12.01%	11.57%	12.12%	2.55%	2.46%	2.57%
(1)	For the period December 26, 2017 to June 30, 2022. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/26/17, 12/27/17, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Kensho Intelligent Structures ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2021.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
47

SPDR S&P Kensho Intelligent Structures ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Badger Meter, Inc.	2.5%
Parsons Corp.	2.5
Alarm.com Holdings, Inc.	2.5
Itron, Inc.	2.5
Silicon Laboratories, Inc.	2.4
Blink Charging Co.	2.4
Atlantica Sustainable Infrastructure PLC	2.4
Energy Recovery, Inc.	2.4
Xylem, Inc.	2.4
Pentair PLC	2.3
TOTAL	24.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

% of Net Assets
Industrials	51.6%
Information Technology	27.0
Consumer Discretionary	9.7
Communication Services	4.5
Energy	4.0
Utilities	2.8
Short-Term Investments	9.6
Liabilities in Excess of Other Assets	(9.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
48

SPDR S&P Kensho New Economies Composite ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Kensho New Economies Composite ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Kensho New Economies Composite Index. The Fund’s benchmark is the S&P Kensho New Economies Composite Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –38.45%, and the Index was –38.60%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and Expenses contributed to the difference between the Fund’s performance and that of the Index.
The S&P 500 Index delivered modest returns of 0.58% in third quarter 2021. In the U.S., the economic growth remained strong during the quarter as the manufacturing and services sector contributed towards the economic progress. The Job market improved with approximately 850,000 and 943,000 jobs being added in June and July respectively which are the largest additions since August 2020. Mid-Cap and small-cap companies had posted negative returns during the quarter with the S&P Midcap 400 Index declining by –1.76% and the Russell 2000 Index sliding by –4.36%.
Economic activity continued to expand in the fourth quarter of 2021, albeit at a measurably moderate pace, with several factors contributing to multiple headwinds. Supply chain bottlenecks continued to persist and sapped growth momentum during the quarter. Rising COVID-19 cases toward the end of the quarter triggered disruption to services and created further bottlenecks related to labor, transportation and goods. The S&P 500 Index gained 11.03% during the month. Mid-Cap companies performed in line with their larger counterparts during the quarter with the S&P Midcap 400 Index rising by 8.00% while small-cap companies lagged on a relative basis with the Russell 2000 Index gaining only 2.14%.
In the U.S., concerns over the Russia-Ukraine War and tighter monetary policy negatively affected equity markets during the first quarter of 2022. The U.S. consumer sentiment was hit due to higher prices, as inflation rose to 7.9%, reaching a 40-year high. The Federal Reserve’s (“the Fed”) announced its first rate hike since 2018, raising the target rate by 0.25%, and clarified that further increases would be appropriate. On the positive side, the U.S. labour market remained robust, with the February jobs report coming in much better than expected and wage growth increasing by 5.1% year-over-year. Total nonfarm payrolls surpassed consensus forecasts, and the unemployment rate dropped to 3.8%, despite the labour force participation rate moving up to 62.3%. Earnings growth for U.S. companies stood at 30% year-over-year, beating expectations. The S&P 500 Index declined by 4.60% during the quarter. Mid-Cap companies performed in line with their larger counterparts during the quarter. The S&P Midcap 400 Index declined by 4.88%, while small-cap companies underperformed their large and Mid-Cap counterparts, with the Russell 2000 Index declining by 7.53%.
In the U.S., equities declined 16% over the second quarter of 2022. Consumer sentiment dropped sharply despite lower levels of unemployment and stronger wage growth over the quarter. The Federal Reserve’s (“the Fed”) indicated its commitment toward bringing inflation under control by raising interest rates further. However, as an after effect, unemployment rates were also likely to rise, which was an area of concern for market participants. Signs of higher interest rates weighing on economic activity could be observed from 40% higher house prices compared with the start of 2020. Economic data also confirmed a decline in the number of home sales. The S& P 500 Index declined by 16.10% during the quarter. Mid-Cap companies performed in line with their larger counterparts during the quarter with the S&P Midcap 400 Index falling by 15.42% while small-cap companies lagged slightly with the Russell 2000 Index falling by 17.20%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Avis Budget Group, Elbit Systems and Northrop Grumman Corp. The top negative contributors to the Fund’s performance during the Reporting Period were 3D Systems Corporation, Avaya Holdings Corp, and HyreCar, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
49

SPDR S&P Kensho New Economies Composite ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Kensho New Economies Composite Index	Net Asset Value	Market Value	S&P Kensho New Economies Composite Index
ONE YEAR	(38.45)%	(38.44)%	(38.60)%	(38.45)%	(38.44)%	(38.60)%
SINCE INCEPTION(1)	39.69%	39.70%	39.61%	9.49%	9.49%	9.47%
(1)	For the period October 22, 2018 to June 30, 2022. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/22/18, 10/23/18, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Kensho New Economies Composite ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
50

SPDR S&P Kensho New Economies Composite ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Teledyne Technologies, Inc.	1.5%
Elbit Systems, Ltd.	1.4
Leidos Holdings, Inc.	1.2
Bruker Corp.	1.2
Lockheed Martin Corp.	1.1
Vuzix Corp.	1.0
Boeing Co.	0.9
Northrop Grumman Corp.	0.9
PTC, Inc.	0.8
ReneSola, Ltd. ADR	0.8
TOTAL	10.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

% of Net Assets
Information Technology	29.6%
Industrials	28.6
Health Care	11.2
Utilities	9.2
Consumer Discretionary	7.1
Communication Services	5.8
Financials	3.1
Materials	2.5
Consumer Staples	1.4
Energy	1.3
Short-Term Investments	9.3
Liabilities in Excess of Other Assets	(9.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
51

SPDR S&P Kensho Smart Mobility ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
SPDR S&P Kensho Smart Mobility ETF the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Kensho Smart Transportation Index. The Fund’s benchmark is S&P Kensho Smart Transportation Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –43.90%, and the Index was –44.13%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag contributed to the difference between the Fund’s performance and that of the Index.
Economic growth was strong to start the reporting period, as the manufacturing and services sector contributed towards the economic progress. The Job market improved with approximately 850,000 and 943,000 jobs being added in June and July respectively which are the largest additions since August 2020. Sectors like travel and tourism that were impacted by reopening had a strong contribution during the last half of 2021. In November, President Joe Biden made progress on his infrastructure spending proposals by signing the long-awaited Infrastructure Investment and Jobs Act, which is a $1.2 trillion bipartisan infrastructure bill. The bill includes $550 billion of additional spending in order to upgrade roads, bridges and railways and deploy electric vehicle charging stations across the U.S.
At the start of 2022, concerns over the Russia-Ukraine War and tighter monetary policy weighed on equity markets. Geopolitical risks remained elevated amid the ongoing Russia-Ukraine War and continued escalations between the United States and China over Taiwan. U.S. consumer sentiment was negatively impacted by higher prices, as inflation rose to 7.9%, reaching a 40-year high. The Federal Reserve’s (“the Fed”) announced its first rate hike since 2018, raising the target rate by 0.25%, and clarified that further increases would be appropriate. On the positive side, the U.S. labour market remained robust, with the February jobs report coming in much better than expected and wage growth increasing by 5.1% year-over-year. Markets remained volatile in the second quarter of 2022 and equities and bonds posted sharp declines.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Avis Budget Group, Veoneer, and Meritor. The top negative contributors to the Fund’s performance during the Reporting Period were Velodyne Lida, Romeo Power, and Lyft.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
52

SPDR S&P Kensho Smart Mobility ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Kensho Smart Transportation Index	Net Asset Value	Market Value	S&P Kensho Smart Transportation Index
ONE YEAR	(43.90)%	(43.95)%	(44.13)%	(43.90)%	(43.95)%	(44.13)%
SINCE INCEPTION(1)	22.46%	22.45%	21.30%	4.60%	4.59%	4.37%
(1)	For the period December 26, 2017 to June 30, 2022. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/26/17, 12/27/17, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Kensho Smart Mobility ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
53

SPDR S&P Kensho Smart Mobility ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Li Auto, Inc. ADR	1.9%
XPeng, Inc. ADR	1.8
NIO, Inc. ADR	1.6
Honda Motor Co., Ltd. ADR	1.5
Blink Charging Co.	1.4
Tesla, Inc.	1.4
Allison Transmission Holdings, Inc.	1.4
QUALCOMM, Inc.	1.4
Innoviz Technologies, Ltd.	1.4
Visteon Corp.	1.4
TOTAL	15.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

% of Net Assets
Consumer Discretionary	36.4%
Industrials	32.7
Information Technology	27.3
Materials	1.5
Communication Services	1.1
Financials	0.8
Short-Term Investments	10.4
Liabilities in Excess of Other Assets	(10.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
54

SPDR S&P SmallCap 600 ESG ETF
Portfolio Statistics (Unaudited)
The fund had less than six months of operations at reporting period end and therefore does not have performance history to provide in this report.
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Southwestern Energy Co.	1.2%
Agree Realty Corp. REIT	0.9
Omnicell, Inc.	0.9
AMN Healthcare Services, Inc.	0.8
ExlService Holdings, Inc.	0.8
Rogers Corp.	0.8
Helmerich & Payne, Inc.	0.7
UFP Industries, Inc.	0.7
SM Energy Co.	0.7
Balchem Corp.	0.7
TOTAL	8.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2022

% of Net Assets
Banks	11.3%
Equity Real Estate Investment Trusts (REITs)	8.1
Machinery	4.9
Health Care Providers & Services	4.4
Electronic Equipment, Instruments & Components	4.1
Specialty Retail	4.1
Chemicals	3.9
Semiconductors & Semiconductor Equipment	3.4
Health Care Equipment & Supplies	3.1
Insurance	2.8
Biotechnology	2.8
Oil, Gas & Consumable Fuels	2.7
Food Products	2.5
Commercial Services & Supplies	2.5
Software	2.5
Household Durables	2.3
IT Services	2.1
Energy Equipment & Services	2.1
Communications Equipment	2.0
Building Products	1.8
Thrifts & Mortgage Finance	1.5
Metals & Mining	1.5
Trading Companies & Distributors	1.4
Hotels, Restaurants & Leisure	1.4
Auto Components	1.3
Pharmaceuticals	1.2
Construction & Engineering	1.2
Mortgage Real Estate Investment Trust (REITs)	1.2
Capital Markets	1.2
Textiles, Apparel & Luxury Goods	1.1
Beverages	1.1
Personal Products	1.0
Water Utilities	1.0
Gas Utilities	1.0
Consumer Finance	1.0
Professional Services	0.9
Food & Staples Retailing	0.8
Air Freight & Logistics	0.7
Media	0.7
Diversified Consumer Services	0.7
Electrical Equipment	0.6
Health Care Technology	0.5
Multi-Utilities	0.5
Marine	0.5
Airlines	0.5
Road & Rail	0.4
Automobiles	0.3
Entertainment	0.3
Paper & Forest Products	0.2
Real Estate Management & Development	0.2
Interactive Media & Services	0.2
Aerospace & Defense	0.1
See accompanying notes to financial statements.
55

SPDR S&P SmallCap 600 ESG ETF
Portfolio Statistics (Unaudited)  (continued)

% of Net Assets
Internet & Direct Marketing Retail	0.1%
Multiline Retail	0.1
Diversified Telecommunication Services	0.1
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
56

SPDR SSGA U.S. Large Cap Low Volatility Index ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
SPDR SSGA U.S. Large Cap Low Volatility Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a large cap, low volatility index. The Fund’s benchmark is the SSGA U.S. Large Cap Low Volatility Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was 0.05%, and the Index was 0.15%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of fees and expenses, cash drag, and security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period was a favorable environment one for low volatility strategies including the Fund. The Fund outperformed Russell 1000 Index by 13.09% during this period. In addition, the Fund provided down side protection versus market cap indices such as Russell 1000 Index during the large negative return months of April 2022 and June 2022.
U.S. Equity markets suffered strong losses during the 1 year period ending June 30 2022, but particularly in 2022, with the Russell 1000 Index falling 20.9% since December 31, 2021. The Fund provided down side protection during this year as the Fund’s return was –12.29%. The combination of multiple events created the right conditions for investors to start reducing their equity exposures and seek safer investment opportunities. As the U.S. economy started emerging from the COVID pandemic, economic output expanded rapidly and the unemployment rate contracted rapidly pushing salaries and firm’s operating costs up. At the same time, another collateral effect of COVID was the disruption of many supply chains around the world, which caused a spiraling inflationary backdrop. The Federal Reserve (the “Fed”), seeing full employment with strong inflation, was very assertive and started rising interest rates rapidly, which sent shockwaves across fixed income markets. Finally, Russia’s invasion of Ukraine, upended energy markets, pushing gas and other energy commodities to levels not seen since 2014. The rapid increase in gas and other basic commodities had a strong negative wealth effect on American consumers, contributing to rapid rise in the cost of living and reducing real wages.
At the same time, market volatility increased rapidly, with the VIX Index jumping from 17.85 on June 30, 2021 to 28.83 one year later, a 61% increase. Finally, as many pundits on Wall Street are forecasting a U.S. recession in the coming months, we remain hopeful that this might be averted, as businesses see an increase in their inventories and inflation expectations fall as energy prices revert back to lower levels, all factors that might contribute to a lower-than-expected interest rate increases.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Public Storage, Republic Services and Aon Plc. The top negative contributors to the Fund’s performance during the Reporting Period were Fidelity National Information, 3M Company, and Ross Stores.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
57

SPDR SSGA US Large Cap Low Volatility Index ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	SSGA US Large Cap Low Volatility Index(1)	Net Asset Value	Market Value	SSGA US Large Cap Low Volatility Index(1)
ONE YEAR	0.05%	0.12%	0.15%	0.05%	0.12%	0.15%
FIVE YEARS	72.06%	72.17%	73.09%	11.46%	11.48%	11.60%
SINCE INCEPTION(2)	192.03%	192.22%	196.39%	12.13%	12.14%	12.31%
(1)	The SSGA US Large Cap Low Volatility Index reflects linked performance returns of both the SSGA US Large Cap Low Volatility Index and the Russell 1000 Low Volatility Index. The index returns are reflective of the Russell 1000 Low Volatility Index from fund inception until 12/13/2016 and of the SSGA US Large Cap Low Volatility Index effective 12/13/2016.
(2)	For the period February 20, 2013 to June 30, 2022. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/20/13, 2/21/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR SSGA US Large Cap Low Volatility Index ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
58

SPDR SSGA US Large Cap Low Volatility Index ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Kimberly-Clark Corp.	1.5%
PepsiCo, Inc.	1.4
Procter & Gamble Co.	1.4
Colgate-Palmolive Co.	1.4
Hershey Co.	1.4
McDonald's Corp.	1.3
Verizon Communications, Inc.	1.3
Dominion Energy, Inc.	1.3
Duke Energy Corp.	1.3
Consolidated Edison, Inc.	1.3
TOTAL	13.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2022

% of Net Assets
Financials	15.0%
Industrials	15.0
Information Technology	12.6
Utilities	11.2
Consumer Discretionary	10.7
Consumer Staples	8.6
Health Care	7.5
Real Estate	7.1
Materials	6.6
Communication Services	3.7
Energy	1.8
Short-Term Investment	0.3
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
59

SPDR SSGA US Small Cap Low Volatility Index ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
SPDR SSGA US Small Cap Low Volatility Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a small cap, low volatility index. The Fund’s benchmark is the SSGA US Small Cap Low Volatility Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –5.07%, and the Index was –4.97%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period was dominated by pandemic, war and inflation. It began amidst the continued global rollout of the COVID-19 vaccine, but it was also accompanied by GDP growth expectations that were blunted by concern about the Delta variant and the continuation of pandemic conditions. Amidst a tight labor market, concern about inflation began to intensify, despite assurances that higher inflation would be transitory. In September 2021, markets broke their long run of gains for the year and sold off on some of these concerns.
As the fourth quarter of 2021 began, markets were able to rebound and turn in strong performances for October. But market confidence continued to be shaken as inflation persisted, disruptions continued to plague the global supply chain, and the Federal Reserve’s (“the Fed”) provided indications that stronger measures would be necessary to fight higher inflation that would no longer be described as “transitory”. The emergence of a new Omicron variant also rattled markets and added to the uncertainty.
Inflation numbers continued to accelerate in the new year, and so did investors’ worries not just about more hawkish central bank actions but also about the length of time they would have to be in place. Markets began to sell off in earnest, but this time, economic concerns were compounded by geopolitical ones. Russia’s late February invasion of Ukraine sent markets reeling, particularly in Europe. Gas prices that were already climbing, particularly in the U.S., only climbed higher. Relief only came from a COVID-19 pandemic that appeared to be dwindling on an Omicron variant that was more contagious but much weaker.
There was no relief from inflation, however, as numbers continued to accelerate in the second quarter of 2022 and hit levels not seen for 40 years. In response, markets continued to decline and push into official bear market territory, with first-half losses also not seen in 40 years. Inflation continued to share headlines with war in Ukraine, COVID resurgence and lockdowns in China, and confirmation that first quarter U.S. GDP growth was indeed negative.
The Fund’s focus on low volatility securities caused the Fund to outperform its cap weighted small cap index counterparts during the Reporting Period. Low volatility securities have a slight tendency to outperform when markets are down and underperform when markets are up. The performance of the Russell 2000 Index was negative in each of the four quarters of the Reporting Period, but low volatility stocks were able to outperform in each of them. Outperformance was particularly strong in the last quarter of the Reporting Period. As a result, the Fund’s –5.07% return during the Reporting Period was significantly better than the Russell 2000 Index’s –25.20% return over the same period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Sabine Royalty Trust, Arch Resources Inc Class A and Independence Realty Trust Inc. The top negative contributors to the Fund’s performance during the Reporting Period were MAXIMUS Inc, Lancaster Colony Corp and Allot Ltd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
60

SPDR SSGA US Small Cap Low Volatility Index ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	SSGA US Small Cap Low Volatility Index(1)	Net Asset Value	Market Value	SSGA US Small Cap Low Volatility Index(1)
ONE YEAR	(5.07)%	(5.11)%	(4.97)%	(5.07)%	(5.11)%	(4.97)%
FIVE YEARS	36.93%	36.99%	37.99%	6.49%	6.50%	6.65%
SINCE INCEPTION(2)	140.47%	140.42%	142.88%	9.83%	9.83%	9.95%
(1)	The SSGA US Small Cap Low Volatility Index reflects linked performance returns of both the SSGA US Small Cap Low Volatility Index and the Russell 2000 Low Volatility Index. The index returns are reflective of the Russell 2000 Low Volatility Index from fund inception until 12/13/2016 and of the SSGA US Small Cap Low Volatility Index effective 12/13/2016.
(2)	For the period February 20, 2013 to June 30, 2022. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/20/13, 2/21/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR SSGA US Small Cap Low Volatility Index ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
61

SPDR SSGA US Small Cap Low Volatility Index ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Equity Commonwealth REIT	2.0%
White Mountains Insurance Group, Ltd.	0.7
Southwest Gas Holdings, Inc.	0.7
Safety Insurance Group, Inc.	0.6
Agree Realty Corp. REIT	0.6
MGE Energy, Inc.	0.6
KKR Real Estate Finance Trust, Inc. REIT	0.6
Spire, Inc.	0.6
National HealthCare Corp.	0.6
AMERISAFE, Inc.	0.6
TOTAL	7.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

% of Net Assets
Financials	31.5%
Industrials	15.5
Real Estate	10.4
Information Technology	9.3
Health Care	8.4
Consumer Discretionary	6.6
Materials	4.9
Utilities	4.3
Consumer Staples	4.3
Communication Services	2.8
Energy	1.7
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
62

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.9%
HEICO Corp.	272	$ 35,664
HEICO Corp. Class A	310	32,668
L3Harris Technologies, Inc.	988	238,799
Raytheon Technologies Corp.	6,761	649,800
TransDigm Group, Inc. (a)	316	169,588
		1,126,519
AUTO COMPONENTS — 0.1%
BorgWarner, Inc.	2,696	89,966
AUTOMOBILES — 2.6%
Tesla, Inc. (a)	5,062	3,408,852
BANKS — 2.9%
Bank of America Corp.	24,009	747,400
First Republic Bank	2,383	343,629
JPMorgan Chase & Co.	11,315	1,274,182
KeyCorp.	7,285	125,521
M&T Bank Corp.	775	123,527
PNC Financial Services Group, Inc.	1,111	175,283
SVB Financial Group (a)	785	310,067
Truist Financial Corp.	7,440	352,879
US Bancorp	6,820	313,856
		3,766,344
BEVERAGES — 1.2%
Brown-Forman Corp. Class B	2,635	184,872
Coca-Cola Co.	16,430	1,033,611
Keurig Dr. Pepper, Inc.	4,805	170,049
Monster Beverage Corp. (a)	1,705	158,053
		1,546,585
BIOTECHNOLOGY — 2.0%
AbbVie, Inc.	5,372	822,775
Alnylam Pharmaceuticals, Inc. (a)	863	125,869
Amgen, Inc.	1,421	345,729
Biogen, Inc. (a)	720	146,837
BioMarin Pharmaceutical, Inc. (a)	1,594	132,095
Exact Sciences Corp. (a)	775	30,527
Incyte Corp. (a)	1,085	82,427
Moderna, Inc. (a)	1,175	167,849
Neurocrine Biosciences, Inc. (a)	620	60,438
Regeneron Pharmaceuticals, Inc. (a)	508	300,294
Seagen, Inc. (a)	818	144,737
Vertex Pharmaceuticals, Inc. (a)	1,176	331,385
		2,690,962
BUILDING PRODUCTS — 0.3%
A.O. Smith Corp.	620	33,902
Allegion PLC	3,016	295,266
Fortune Brands Home & Security, Inc.	465	27,844
Lennox International, Inc.	65	13,428
Masco Corp.	996	50,398
		420,838
Security Description	Shares	Value
CAPITAL MARKETS — 3.8%
Ameriprise Financial, Inc.	155	$ 36,840
Bank of New York Mellon Corp.	5,580	232,742
BlackRock, Inc.	1,013	616,957
Blackstone, Inc.	2,678	244,314
Cboe Global Markets, Inc.	1,085	122,811
Charles Schwab Corp.	10,600	669,708
CME Group, Inc.	2,044	418,407
FactSet Research Systems, Inc.	425	163,442
Intercontinental Exchange, Inc.	3,565	335,253
Invesco, Ltd.	8,215	132,508
KKR & Co., Inc.	2,480	114,799
MarketAxess Holdings, Inc.	530	135,685
Nasdaq, Inc.	1,085	165,506
Northern Trust Corp.	1,750	168,840
S&P Global, Inc.	3,027	1,020,281
SEI Investments Co.	2,635	142,343
T Rowe Price Group, Inc.	1,860	211,315
Tradeweb Markets, Inc. Class A	380	25,935
		4,957,686
CHEMICALS — 2.0%
Albemarle Corp.	411	85,891
Ecolab, Inc.	6,355	977,145
International Flavors & Fragrances, Inc.	155	18,463
PPG Industries, Inc.	862	98,561
Sherwin-Williams Co.	6,326	1,416,455
		2,596,515
COMMERCIAL SERVICES & SUPPLIES — 0.3%
Cintas Corp.	442	165,100
Copart, Inc. (a)	1,550	168,423
Rollins, Inc.	3,255	113,665
		447,188
COMMUNICATIONS EQUIPMENT — 1.1%
Cisco Systems, Inc.	11,470	489,081
Juniper Networks, Inc.	16,585	472,672
Motorola Solutions, Inc.	2,095	439,112
		1,400,865
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	250	74,810
Vulcan Materials Co.	342	48,598
		123,408
CONSUMER FINANCE — 0.4%
American Express Co.	2,747	380,789
Discover Financial Services	930	87,960
		468,749
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Apollo Global Management, Inc.	2,790	135,259
Equitable Holdings, Inc.	1,860	48,490
		183,749
ELECTRIC UTILITIES — 0.8%
Edison International	17,212	1,088,487

See accompanying notes to financial statements.
63

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 1.4%
AMETEK, Inc.	5,752	$ 632,087
Plug Power, Inc. (a)	8,370	138,691
Rockwell Automation, Inc.	5,735	1,143,043
		1,913,821
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.5%
Cognex Corp.	1,085	46,134
Corning, Inc.	45,895	1,446,152
Keysight Technologies, Inc. (a)	1,631	224,833
Trimble, Inc. (a)	3,875	225,641
		1,942,760
ENTERTAINMENT — 1.1%
Activision Blizzard, Inc.	829	64,546
Liberty Media Corp.-Liberty Formula One Class C (a)	2,015	127,892
Live Nation Entertainment, Inc. (a)	1,004	82,910
Netflix, Inc. (a)	1,944	339,947
Roku, Inc. (a)	217	17,825
Take-Two Interactive Software, Inc. (a)	310	37,984
Walt Disney Co. (a)	8,007	755,861
		1,426,965
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.8%
American Tower Corp. REIT	2,539	648,943
AvalonBay Communities, Inc. REIT	2,746	533,411
Boston Properties, Inc. REIT	3,677	327,179
Crown Castle International Corp. REIT	3,255	548,077
Digital Realty Trust, Inc. REIT	14,048	1,823,852
Duke Realty Corp. REIT	8,835	485,483
Equinix, Inc. REIT	769	505,248
Equity LifeStyle Properties, Inc. REIT	217	15,292
Equity Residential REIT	2,698	194,850
Extra Space Storage, Inc. REIT	1,240	210,949
Medical Properties Trust, Inc. REIT	17,205	262,720
Prologis, Inc. REIT	14,703	1,729,808
Public Storage REIT	1,922	600,952
Realty Income Corp. REIT	13,175	899,325
Simon Property Group, Inc. REIT	1,705	161,839
Sun Communities, Inc. REIT	310	49,402
Ventas, Inc. REIT	2,325	119,575
Vornado Realty Trust REIT	12,499	357,346
Welltower, Inc. REIT	3,100	255,285
Weyerhaeuser Co. REIT	13,485	446,623
WP Carey, Inc. REIT	465	38,530
		10,214,689
FOOD PRODUCTS — 0.1%
Hershey Co.	620	133,399
McCormick & Co., Inc.	310	25,808
		159,207
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
ABIOMED, Inc. (a)	310	$ 76,728
Align Technology, Inc. (a)	270	63,901
Baxter International, Inc.	227	14,580
Becton Dickinson & Co.	843	207,825
Boston Scientific Corp. (a)	6,510	242,628
Cooper Cos., Inc.	507	158,752
DexCom, Inc. (a)	2,116	157,705
Edwards Lifesciences Corp. (a)	5,403	513,771
Hologic, Inc. (a)	2,170	150,381
IDEXX Laboratories, Inc. (a)	590	206,931
Insulet Corp. (a)	370	80,638
Intuitive Surgical, Inc. (a)	1,443	289,625
Masimo Corp. (a)	257	33,582
Medtronic PLC	7,079	635,340
Novocure, Ltd. (a)	620	43,090
ResMed, Inc.	1,240	259,941
Stryker Corp.	1,801	358,273
Teleflex, Inc.	379	93,177
Zimmer Biomet Holdings, Inc.	1,295	136,053
		3,722,921
HEALTH CARE PROVIDERS & SERVICES — 2.1%
Elevance Health, Inc.	1,045	504,296
Humana, Inc.	601	281,310
Laboratory Corp. of America Holdings	155	36,326
Quest Diagnostics, Inc.	356	47,341
UnitedHealth Group, Inc.	3,732	1,916,867
		2,786,140
HEALTH CARE TECHNOLOGY — 0.1%
Teladoc Health, Inc. (a)	465	15,443
Veeva Systems, Inc. Class A (a)	700	138,628
		154,071
HOTELS, RESTAURANTS & LEISURE — 1.7%
Chipotle Mexican Grill, Inc. (a)	93	121,575
McDonald's Corp.	5,882	1,452,148
Starbucks Corp.	5,642	430,993
Vail Resorts, Inc.	100	21,805
Yum! Brands, Inc.	2,325	263,911
		2,290,432
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	620	41,038
Garmin, Ltd.	2,480	243,660
Lennar Corp. Class A	825	58,220
NVR, Inc. (a)	36	144,149
PulteGroup, Inc.	1,550	61,427
		548,494
HOUSEHOLD PRODUCTS — 0.4%
Church & Dwight Co., Inc.	1,240	114,899
Colgate-Palmolive Co.	4,086	327,452
Procter & Gamble Co.	409	58,810
		501,161

See accompanying notes to financial statements.
64

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 2.3%
3M Co.	842	$ 108,963
Honeywell International, Inc.	16,577	2,881,249
		2,990,212
INSURANCE — 3.4%
Aflac, Inc.	10,230	566,026
Alleghany Corp. (a)	100	83,310
Allstate Corp.	1,458	184,772
American Financial Group, Inc.	2,480	344,249
Arch Capital Group, Ltd. (a)	4,960	225,630
Arthur J Gallagher & Co.	339	55,271
Brown & Brown, Inc.	3,875	226,067
Chubb, Ltd.	2,790	548,458
Cincinnati Financial Corp.	1,943	231,178
Erie Indemnity Co. Class A	465	89,368
Globe Life, Inc.	930	90,647
Hartford Financial Services Group, Inc.	3,100	202,833
Markel Corp. (a)	183	236,665
Marsh & McLennan Cos., Inc.	2,971	461,248
MetLife, Inc.	3,100	194,649
Progressive Corp.	2,833	329,393
Travelers Cos., Inc.	561	94,882
Willis Towers Watson PLC	866	170,940
WR Berkley Corp.	2,015	137,544
		4,473,130
INTERACTIVE MEDIA & SERVICES — 4.1%
Alphabet, Inc. Class A (a)	536	1,168,083
Alphabet, Inc. Class C (a)	1,001	2,189,637
IAC/InterActiveCorp. (a)	373	28,337
Match Group, Inc. (a)	1,240	86,416
Meta Platforms, Inc. Class A (a)	10,198	1,644,427
Pinterest, Inc. Class A (a)	1,705	30,963
Snap, Inc. Class A (a)	3,255	42,738
Twitter, Inc. (a)	4,340	162,273
		5,352,874
INTERNET & DIRECT MARKETING RETAIL — 3.4%
Amazon.com, Inc. (a)	36,065	3,830,464
eBay, Inc.	5,890	245,436
Etsy, Inc. (a)	2,015	147,518
MercadoLibre, Inc. (a)	310	197,430
Wayfair, Inc. Class A (a)	310	13,503
		4,434,351
IT SERVICES — 4.3%
Accenture PLC Class A	3,505	973,163
Automatic Data Processing, Inc.	246	51,670
Block, Inc. (a)	775	47,631
EPAM Systems, Inc. (a)	48	14,149
Fiserv, Inc. (a)	930	82,742
International Business Machines Corp.	6,289	887,944
Mastercard, Inc. Class A	3,307	1,043,292
MongoDB, Inc. (a)	96	24,912
Okta, Inc. (a)	620	56,048
Security Description	Shares	Value
Paychex, Inc.	1,448	$ 164,884
PayPal Holdings, Inc. (a)	4,712	329,086
Twilio, Inc. Class A (a)	297	24,892
VeriSign, Inc. (a)	1,705	285,298
Visa, Inc. Class A	8,657	1,704,477
		5,690,188
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	1,085	88,840
LIFE SCIENCES TOOLS & SERVICES — 3.0%
Avantor, Inc. (a)	2,635	81,949
Bio-Rad Laboratories, Inc. Class A (a)	229	113,355
Bio-Techne Corp.	84	29,118
Danaher Corp.	4,414	1,119,037
Illumina, Inc. (a)	818	150,806
Mettler-Toledo International, Inc. (a)	494	567,492
PerkinElmer, Inc.	2,047	291,124
Thermo Fisher Scientific, Inc.	2,010	1,091,993
West Pharmaceutical Services, Inc.	1,497	452,648
		3,897,522
MACHINERY — 3.9%
Cummins, Inc.	10,575	2,046,580
Deere & Co.	379	113,499
Fortive Corp.	3,255	177,007
IDEX Corp.	978	177,634
Illinois Tool Works, Inc.	4,851	884,095
Pentair PLC	12,663	579,585
Stanley Black & Decker, Inc.	508	53,269
Xylem, Inc.	13,880	1,085,138
		5,116,807
MEDIA — 1.4%
Cable One, Inc.	30	38,680
Charter Communications, Inc. Class A (a)	656	307,356
Comcast Corp. Class A	11,005	431,836
Fox Corp. Class A	1,705	54,833
Fox Corp. Class B	1,550	46,035
Liberty Broadband Corp. Class C (a)	6,355	734,892
Liberty Media Corp.-Liberty SiriusXM Class C (a)	2,635	94,992
Sirius XM Holdings, Inc.	21,235	130,170
		1,838,794
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Annaly Capital Management, Inc. REIT	13,795	81,528
MULTILINE RETAIL — 0.3%
Dollar General Corp.	1,339	328,644
Target Corp.	155	21,891
		350,535
PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	465	118,422

See accompanying notes to financial statements.
65

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
PHARMACEUTICALS — 5.4%
Bristol-Myers Squibb Co.	10,385	$ 799,645
Catalent, Inc. (a)	1,295	138,941
Elanco Animal Health, Inc. (a)	4,650	91,280
Eli Lilly & Co.	4,711	1,527,448
Jazz Pharmaceuticals PLC (a)	930	145,089
Johnson & Johnson	9,720	1,725,397
Merck & Co., Inc.	13,577	1,237,815
Pfizer, Inc.	18,080	947,934
Zoetis, Inc.	3,123	536,812
		7,150,361
PROFESSIONAL SERVICES — 1.0%
Booz Allen Hamilton Holding Corp.	465	42,017
CoStar Group, Inc. (a)	3,100	187,271
Equifax, Inc.	775	141,654
Jacobs Engineering Group, Inc.	5,390	685,231
Leidos Holdings, Inc.	155	15,610
Robert Half International, Inc.	775	58,040
TransUnion	155	12,398
Verisk Analytics, Inc.	1,117	193,342
		1,335,563
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	3,565	262,419
Zillow Group, Inc. Class C (a)	465	14,764
		277,183
ROAD & RAIL — 0.7%
AMERCO	385	184,119
Lyft, Inc. Class A (a)	692	9,190
Old Dominion Freight Line, Inc.	930	238,340
Uber Technologies, Inc. (a)	5,735	117,338
Union Pacific Corp.	1,647	351,272
		900,259
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.0%
Advanced Micro Devices, Inc. (a)	2,945	225,204
Analog Devices, Inc.	5,890	860,470
Broadcom, Inc.	435	211,327
Enphase Energy, Inc. (a)	4,325	844,413
Intel Corp.	22,753	851,190
KLA Corp.	706	225,270
Marvell Technology, Inc.	13,740	598,102
Monolithic Power Systems, Inc.	1,087	417,452
NVIDIA Corp.	11,972	1,814,836
QUALCOMM, Inc.	11,032	1,409,228
SolarEdge Technologies, Inc. (a)	2,675	732,094
Texas Instruments, Inc.	6,453	991,503
		9,181,089
SOFTWARE — 10.9%
Adobe, Inc. (a)	3,218	1,177,981
ANSYS, Inc. (a)	360	86,144
Autodesk, Inc. (a)	958	164,738
Citrix Systems, Inc. (a)	4,650	451,840
DocuSign, Inc. (a)	535	30,698
Security Description	Shares	Value
Fortinet, Inc. (a)	2,665	$ 150,786
HubSpot, Inc. (a)	38	11,425
Intuit, Inc.	4,125	1,589,940
Microsoft Corp.	32,352	8,308,964
Palo Alto Networks, Inc. (a)	59	29,142
Paycom Software, Inc. (a)	103	28,852
RingCentral, Inc. Class A (a)	310	16,201
Roper Technologies, Inc.	584	230,476
Salesforce, Inc. (a)	4,098	676,334
ServiceNow, Inc. (a)	1,851	880,187
Synopsys, Inc. (a)	803	243,871
Trade Desk, Inc. Class A (a)	930	38,958
Tyler Technologies, Inc. (a)	177	58,849
Workday, Inc. Class A (a)	620	86,540
Zendesk, Inc. (a)	215	15,925
Zoom Video Communications, Inc. Class A (a)	310	33,471
		14,311,322
SPECIALTY RETAIL — 2.1%
Burlington Stores, Inc. (a)	465	63,347
Home Depot, Inc.	4,574	1,254,511
Lowe's Cos., Inc.	3,100	541,477
O'Reilly Automotive, Inc. (a)	480	303,245
Ross Stores, Inc.	2,079	146,008
TJX Cos., Inc.	6,820	380,897
Ulta Beauty, Inc. (a)	368	141,857
		2,831,342
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.6%
Apple, Inc.	72,875	9,963,470
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Lululemon Athletica, Inc. (a)	620	169,018
NIKE, Inc. Class B	2,015	205,933
VF Corp.	1,705	75,310
		450,261
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	5,829	290,983
W.W. Grainger, Inc.	83	37,718
		328,701
TOTAL COMMON STOCKS (Cost $152,081,742)		131,140,128
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (b) (c) (Cost $221,502)	221,509	221,487
TOTAL INVESTMENTS — 99.9% (Cost $152,303,244)		131,361,615
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		75,860
NET ASSETS — 100.0%		$ 131,437,475

See accompanying notes to financial statements.
66

SPDR SERIES TRUST
SPDR MSCI USA CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2022.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$131,140,128	$—	$—	$131,140,128
Short-Term Investment	221,487	—	—	221,487
TOTAL INVESTMENTS	$131,361,615	$—	$—	$131,361,615

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$817,338	$595,834	$(2)	$(15)	221,509	$221,487	$417
See accompanying notes to financial statements.
67

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.9%
BWX Technologies, Inc.	15,888	$ 875,270
Curtiss-Wright Corp.	4,490	592,949
Huntington Ingalls Industries, Inc.	2,136	465,264
L3Harris Technologies, Inc.	6,208	1,500,474
Mercury Systems, Inc. (a)	1,504	96,752
Textron, Inc.	16,253	992,571
Woodward, Inc.	3,715	343,600
		4,866,880
AIR FREIGHT & LOGISTICS — 1.7%
C.H. Robinson Worldwide, Inc.	23,894	2,422,135
Expeditors International of Washington, Inc.	42,054	4,098,583
FedEx Corp.	9,151	2,074,623
GXO Logistics, Inc. (a)	12,432	537,932
		9,133,273
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	6,960	278,748
Southwest Airlines Co. (a)	25,544	922,649
		1,201,397
AUTO COMPONENTS — 0.7%
BorgWarner, Inc.	40,454	1,349,950
Gentex Corp.	58,012	1,622,596
Lear Corp.	5,136	646,571
		3,619,117
AUTOMOBILES — 0.1%
Harley-Davidson, Inc.	6,320	200,091
Thor Industries, Inc.	2,235	167,022
		367,113
BANKS — 0.5%
Bank of Hawaii Corp.	2,959	220,150
Bank OZK	4,553	170,874
Commerce Bancshares, Inc.	5,818	381,952
First Hawaiian, Inc.	7,827	177,751
FNB Corp.	14,258	154,842
PacWest Bancorp	4,376	116,664
Pinnacle Financial Partners, Inc.	3,096	223,872
Popular, Inc.	3,358	258,331
Prosperity Bancshares, Inc.	5,241	357,803
Umpqua Holdings Corp.	15,541	260,622
Zions Bancorp NA	7,185	365,716
		2,688,577
BEVERAGES — 0.6%
Boston Beer Co., Inc. Class A (a) (b)	616	186,629
Brown-Forman Corp. Class A	1,701	115,056
Brown-Forman Corp. Class B	7,101	498,206
Molson Coors Beverage Co. Class B	20,852	1,136,642
Monster Beverage Corp. (a)	12,658	1,173,397
		3,109,930
Security Description	Shares	Value
BIOTECHNOLOGY — 0.9%
Exelixis, Inc. (a)	13,757	$ 286,421
Incyte Corp. (a)	15,204	1,155,048
Regeneron Pharmaceuticals, Inc. (a)	3,703	2,188,954
United Therapeutics Corp. (a)	4,234	997,700
		4,628,123
BUILDING PRODUCTS — 2.4%
A.O. Smith Corp.	33,573	1,835,772
Advanced Drainage Systems, Inc.	1,750	157,623
Allegion PLC	12,268	1,201,037
Armstrong World Industries, Inc.	4,914	368,353
Carlisle Cos., Inc.	1,733	413,511
Carrier Global Corp.	28,460	1,014,884
Fortune Brands Home & Security, Inc.	16,017	959,098
Johnson Controls International PLC	27,018	1,293,622
Lennox International, Inc.	8,704	1,798,159
Masco Corp.	35,990	1,821,094
Owens Corning	11,750	873,142
Trane Technologies PLC	8,585	1,114,934
Trex Co., Inc. (a)	3,135	170,607
		13,021,836
CAPITAL MARKETS — 4.7%
Affiliated Managers Group, Inc.	7,782	907,381
Carlyle Group, Inc.	37,054	1,173,130
Cboe Global Markets, Inc.	15,651	1,771,537
Evercore, Inc. Class A	11,383	1,065,563
FactSet Research Systems, Inc.	5,315	2,043,990
Franklin Resources, Inc.	52,272	1,218,460
Interactive Brokers Group, Inc. Class A	6,036	332,040
Invesco, Ltd.	45,658	736,464
Janus Henderson Group PLC	41,080	965,791
Jefferies Financial Group, Inc.	24,395	673,790
Lazard, Ltd. Class A	28,398	920,379
MarketAxess Holdings, Inc.	3,366	861,730
Moody's Corp.	5,363	1,458,575
Morningstar, Inc.	2,197	531,300
MSCI, Inc.	3,003	1,237,686
Nasdaq, Inc.	8,171	1,246,404
Raymond James Financial, Inc.	12,870	1,150,707
SEI Investments Co.	31,365	1,694,337
Stifel Financial Corp.	7,370	412,867
T Rowe Price Group, Inc.	38,347	4,356,603
Tradeweb Markets, Inc. Class A	4,639	316,612
Virtu Financial, Inc. Class A	10,324	241,685
		25,317,031
CHEMICALS — 2.5%
Ashland Global Holdings, Inc.	5,283	544,413
Axalta Coating Systems, Ltd. (a)	18,081	399,771
Celanese Corp.	14,367	1,689,703
CF Industries Holdings, Inc.	9,843	843,840
DuPont de Nemours, Inc.	36,903	2,051,069

See accompanying notes to financial statements.
68

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Eastman Chemical Co.	14,197	$ 1,274,465
Element Solutions, Inc.	9,624	171,307
FMC Corp.	6,580	704,126
Huntsman Corp.	41,876	1,187,185
LyondellBasell Industries NV Class A	16,045	1,403,296
NewMarket Corp.	575	173,052
Olin Corp.	6,280	290,638
PPG Industries, Inc.	9,767	1,116,759
RPM International, Inc.	14,878	1,171,196
Scotts Miracle-Gro Co.	2,314	182,783
Valvoline, Inc.	9,397	270,915
Westlake Corp.	2,116	207,410
		13,681,928
COMMERCIAL SERVICES & SUPPLIES — 1.4%
Clean Harbors, Inc. (a)	1,642	143,954
Copart, Inc. (a)	12,219	1,327,716
Driven Brands Holdings, Inc. (a)	1,864	51,334
MSA Safety, Inc.	1,582	191,533
Republic Services, Inc.	10,603	1,387,615
Rollins, Inc.	22,088	771,313
Stericycle, Inc. (a)	9,046	396,667
Tetra Tech, Inc.	6,874	938,645
Waste Management, Inc.	13,869	2,121,680
		7,330,457
COMMUNICATIONS EQUIPMENT — 1.2%
Ciena Corp. (a)	21,077	963,219
F5, Inc. (a)	16,563	2,534,802
Juniper Networks, Inc.	47,229	1,346,026
Lumentum Holdings, Inc. (a)	3,157	250,729
Motorola Solutions, Inc.	7,673	1,608,261
		6,703,037
CONSTRUCTION & ENGINEERING — 0.3%
AECOM	12,463	812,837
MDU Resources Group, Inc.	21,599	582,957
Valmont Industries, Inc.	1,016	228,224
		1,624,018
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	6,196	681,188
CONSUMER FINANCE — 0.3%
Credit Acceptance Corp. (a) (b)	1,055	499,447
SLM Corp.	23,364	372,422
Synchrony Financial	19,148	528,868
		1,400,737
CONTAINERS & PACKAGING — 2.5%
Amcor PLC	84,967	1,056,140
AptarGroup, Inc.	8,499	877,182
Ardagh Group SA (b)	1,132	17,263
Ardagh Metal Packaging SA	8,057	49,148
Avery Dennison Corp.	6,785	1,098,288
Ball Corp.	18,213	1,252,508
Berry Global Group, Inc. (a)	22,266	1,216,614
Crown Holdings, Inc.	5,184	477,809
Security Description	Shares	Value
Graphic Packaging Holding Co.	20,246	$ 415,043
International Paper Co.	60,833	2,544,645
Packaging Corp. of America	12,870	1,769,625
Sealed Air Corp.	12,274	708,455
Silgan Holdings, Inc.	18,694	772,997
Sonoco Products Co.	10,495	598,635
Westrock Co.	21,229	845,763
		13,700,115
DISTRIBUTORS — 0.9%
Genuine Parts Co.	23,483	3,123,239
LKQ Corp.	24,678	1,211,443
Pool Corp.	1,323	464,677
		4,799,359
DIVERSIFIED CONSUMER SERVICES — 0.6%
Bright Horizons Family Solutions, Inc. (a)	2,847	240,628
Grand Canyon Education, Inc. (a)	9,573	901,681
H&R Block, Inc.	7,639	269,809
Service Corp. International	23,379	1,615,957
Terminix Global Holdings, Inc. (a)	6,331	257,355
		3,285,430
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Apollo Global Management, Inc.	18,043	874,725
Voya Financial, Inc.	8,976	534,341
		1,409,066
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Frontier Communications Parent, Inc. (a)	19,803	466,163
Lumen Technologies, Inc.	46,506	507,380
		973,543
ELECTRIC UTILITIES — 3.7%
Alliant Energy Corp.	19,690	1,154,031
American Electric Power Co., Inc.	16,622	1,594,715
Avangrid, Inc.	6,174	284,745
Entergy Corp.	17,023	1,917,471
Evergy, Inc.	26,041	1,699,175
Eversource Energy	17,306	1,461,838
Exelon Corp.	38,625	1,750,485
FirstEnergy Corp.	40,381	1,550,226
Hawaiian Electric Industries, Inc.	22,642	926,058
IDACORP, Inc.	9,564	1,013,019
NRG Energy, Inc.	45,529	1,737,842
OGE Energy Corp.	23,940	923,126
Pinnacle West Capital Corp.	19,605	1,433,518
PPL Corp.	36,632	993,826
Xcel Energy, Inc.	21,760	1,539,737
		19,979,812
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	3,229	497,395
AMETEK, Inc.	8,848	972,307
Hubbell, Inc.	5,280	942,902
nVent Electric PLC	6,855	214,767

See accompanying notes to financial statements.
69

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Sensata Technologies Holding PLC	5,711	$ 235,922
		2,863,293
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Arrow Electronics, Inc. (a)	19,802	2,219,606
Avnet, Inc.	13,092	561,385
Cognex Corp.	9,021	383,573
Corning, Inc.	110,797	3,491,213
IPG Photonics Corp. (a)	4,608	433,751
Jabil, Inc.	25,276	1,294,384
Keysight Technologies, Inc. (a)	11,160	1,538,406
Littelfuse, Inc.	1,993	506,302
National Instruments Corp.	14,982	467,888
Trimble, Inc. (a)	8,604	501,011
Vontier Corp.	15,506	356,483
Zebra Technologies Corp. Class A (a)	3,522	1,035,292
		12,789,294
ENTERTAINMENT — 0.4%
Electronic Arts, Inc.	10,567	1,285,476
Take-Two Interactive Software, Inc. (a)	6,289	770,591
World Wrestling Entertainment, Inc. Class A (b)	1,810	113,107
		2,169,174
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.8%
American Homes 4 Rent Class A REIT	9,979	353,656
Apartment Income REIT Corp.	29,180	1,213,888
AvalonBay Communities, Inc. REIT	5,622	1,092,073
Camden Property Trust REIT	5,105	686,520
Cousins Properties, Inc. REIT	12,906	377,242
CubeSmart REIT	14,584	623,028
Douglas Emmett, Inc. REIT	6,170	138,085
Duke Realty Corp. REIT	36,216	1,990,069
EastGroup Properties, Inc. REIT	3,716	573,490
Equity LifeStyle Properties, Inc. REIT	11,146	785,459
Equity Residential REIT	21,435	1,548,036
Essex Property Trust, Inc. REIT	2,768	723,860
Extra Space Storage, Inc. REIT	10,185	1,732,672
Federal Realty OP LP, REIT	2,727	261,083
First Industrial Realty Trust, Inc. REIT	17,599	835,601
Healthcare Trust of America, Inc. Class A REIT	8,654	241,533
Healthpeak Properties, Inc. REIT	19,450	503,949
Highwoods Properties, Inc. REIT	19,158	655,012
Iron Mountain, Inc. REIT	11,104	540,654
Kilroy Realty Corp. REIT	22,663	1,185,955
Lamar Advertising Co. Class A REIT	7,050	620,188
Life Storage, Inc. REIT	6,131	684,587
Medical Properties Trust, Inc. REIT	38,965	594,996
Security Description	Shares	Value
Mid-America Apartment Communities, Inc. REIT	5,731	$ 1,001,034
National Retail Properties, Inc. REIT	8,534	366,962
National Storage Affiliates Trust REIT	4,603	230,472
Public Storage REIT	5,583	1,745,637
Rayonier, Inc. REIT	12,065	450,990
Regency Centers Corp. REIT	5,577	330,772
SL Green Realty Corp. REIT (b)	4,550	209,983
Sun Communities, Inc. REIT	3,892	620,229
Weyerhaeuser Co. REIT	76,131	2,521,459
WP Carey, Inc. REIT	7,106	588,803
		26,027,977
FOOD & STAPLES RETAILING — 1.6%
Albertsons Cos., Inc. Class A	10,478	279,972
BJ's Wholesale Club Holdings, Inc. (a)	16,125	1,004,910
Casey's General Stores, Inc.	8,261	1,528,120
Grocery Outlet Holding Corp. (a)	5,374	229,094
Kroger Co.	66,031	3,125,247
Walgreens Boots Alliance, Inc.	69,425	2,631,207
		8,798,550
FOOD PRODUCTS — 4.6%
Archer-Daniels-Midland Co.	69,162	5,366,971
Bunge, Ltd.	11,795	1,069,689
Campbell Soup Co.	19,347	929,623
Conagra Brands, Inc.	48,528	1,661,599
Darling Ingredients, Inc. (a)	8,242	492,872
Flowers Foods, Inc.	40,643	1,069,724
General Mills, Inc.	25,242	1,904,509
Hershey Co.	8,115	1,746,023
Hormel Foods Corp.	11,292	534,789
Ingredion, Inc.	10,544	929,559
J.M. Smucker Co.	17,767	2,274,354
Kellogg Co.	25,647	1,829,657
Lamb Weston Holdings, Inc.	5,176	369,877
McCormick & Co., Inc.	11,289	939,809
Pilgrim's Pride Corp. (a)	3,956	123,546
Post Holdings, Inc. (a)	9,915	816,500
Seaboard Corp.	72	279,546
Tyson Foods, Inc. Class A	28,575	2,459,164
		24,797,811
GAS UTILITIES — 0.7%
National Fuel Gas Co.	25,581	1,689,625
UGI Corp.	61,698	2,382,160
		4,071,785
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Cooper Cos., Inc.	8,400	2,630,208
DENTSPLY SIRONA, Inc.	26,955	963,102
Globus Medical, Inc. Class A (a)	8,251	463,211
Hologic, Inc. (a)	43,393	3,007,135
ICU Medical, Inc. (a)	3,137	515,692
IDEXX Laboratories, Inc. (a)	3,247	1,138,820

See accompanying notes to financial statements.
70

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Integra LifeSciences Holdings Corp. (a)	5,671	$ 306,404
Masimo Corp. (a)	5,184	677,393
ResMed, Inc.	6,146	1,288,386
Teleflex, Inc.	3,040	747,384
		11,737,735
HEALTH CARE PROVIDERS & SERVICES — 5.0%
Amedisys, Inc. (a)	1,651	173,553
AmerisourceBergen Corp.	4,903	693,676
Cardinal Health, Inc.	35,376	1,849,104
Chemed Corp.	3,773	1,771,008
DaVita, Inc. (a)	10,454	835,902
Encompass Health Corp.	13,232	741,654
Henry Schein, Inc. (a)	40,600	3,115,644
Laboratory Corp. of America Holdings	15,530	3,639,611
McKesson Corp.	16,669	5,437,594
Molina Healthcare, Inc. (a)	7,651	2,139,296
Premier, Inc. Class A	35,444	1,264,642
Quest Diagnostics, Inc.	35,127	4,671,188
Universal Health Services, Inc. Class B	6,922	697,115
		27,029,987
HEALTH CARE TECHNOLOGY — 0.0% (c)
Doximity, Inc. Class A (a) (b)	5,398	187,958
HOTELS, RESTAURANTS & LEISURE — 0.9%
Choice Hotels International, Inc.	3,548	396,063
Domino's Pizza, Inc.	5,387	2,099,368
Vail Resorts, Inc.	1,595	347,790
Yum! Brands, Inc.	19,793	2,246,703
		5,089,924
HOUSEHOLD DURABLES — 1.7%
D.R. Horton, Inc.	11,289	747,219
Garmin, Ltd.	21,320	2,094,690
Leggett & Platt, Inc.	11,846	409,635
Lennar Corp. Class A	9,180	647,833
Mohawk Industries, Inc. (a)	2,551	316,553
Newell Brands, Inc.	25,556	486,586
NVR, Inc. (a)	470	1,881,946
PulteGroup, Inc.	19,995	792,402
Toll Brothers, Inc.	4,054	180,808
Whirlpool Corp.	11,871	1,838,462
		9,396,134
HOUSEHOLD PRODUCTS — 1.7%
Church & Dwight Co., Inc.	20,634	1,911,946
Clorox Co.	18,256	2,573,731
Colgate-Palmolive Co.	28,702	2,300,178
Kimberly-Clark Corp.	17,650	2,385,398
Reynolds Consumer Products, Inc. (b)	9,517	259,529
		9,430,782
Security Description	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp.	37,351	$ 784,744
Brookfield Renewable Corp. Class A	4,721	168,115
		952,859
INSURANCE — 7.8%
Alleghany Corp. (a)	2,111	1,758,674
Allstate Corp.	28,208	3,574,800
American Financial Group, Inc.	2,483	344,665
Arch Capital Group, Ltd. (a)	55,396	2,519,964
Assurant, Inc.	9,062	1,566,367
Assured Guaranty, Ltd.	3,118	173,953
Axis Capital Holdings, Ltd.	13,610	776,995
Brown & Brown, Inc.	23,761	1,386,217
Cincinnati Financial Corp.	33,302	3,962,272
CNA Financial Corp.	2,945	132,230
Erie Indemnity Co. Class A	5,829	1,120,275
Everest Re Group, Ltd.	8,024	2,248,967
Fidelity National Financial, Inc.	35,084	1,296,705
First American Financial Corp.	31,318	1,657,349
Globe Life, Inc.	10,843	1,056,867
Hanover Insurance Group, Inc.	7,697	1,125,686
Hartford Financial Services Group, Inc.	16,813	1,100,075
Kemper Corp.	2,552	122,241
Loews Corp.	18,408	1,090,858
Markel Corp. (a)	2,364	3,057,243
Old Republic International Corp.	85,131	1,903,529
Primerica, Inc.	4,316	516,582
Reinsurance Group of America, Inc.	3,627	425,411
RenaissanceRe Holdings, Ltd.	2,306	360,589
Travelers Cos., Inc.	11,322	1,914,890
Willis Towers Watson PLC	30,391	5,998,879
WR Berkley Corp.	18,377	1,254,414
		42,446,697
INTERNET & DIRECT MARKETING RETAIL — 0.3%
eBay, Inc.	44,955	1,873,275
IT SERVICES — 5.2%
Akamai Technologies, Inc. (a)	38,539	3,519,767
Amdocs, Ltd.	36,761	3,062,559
Broadridge Financial Solutions, Inc.	13,871	1,977,311
Cognizant Technology Solutions Corp. Class A	81,675	5,512,246
Euronet Worldwide, Inc. (a)	1,785	179,553
FleetCor Technologies, Inc. (a)	3,160	663,948
Gartner, Inc. (a)	11,394	2,755,411
Genpact, Ltd.	29,148	1,234,709
Jack Henry & Associates, Inc.	8,528	1,535,211
Paychex, Inc.	10,837	1,234,009
SS&C Technologies Holdings, Inc.	23,524	1,366,039
VeriSign, Inc. (a)	17,670	2,956,721
Western Union Co.	115,848	1,908,016
		27,905,500

See accompanying notes to financial statements.
71

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	4,643	$ 303,559
Hasbro, Inc.	7,360	602,637
Polaris, Inc. (b)	4,182	415,189
		1,321,385
LIFE SCIENCES TOOLS & SERVICES — 2.1%
Agilent Technologies, Inc.	11,836	1,405,762
Bio-Rad Laboratories, Inc. Class A (a)	5,609	2,776,455
Bio-Techne Corp.	2,277	789,299
Bruker Corp.	7,858	493,168
Charles River Laboratories International, Inc. (a)	1,743	372,950
Mettler-Toledo International, Inc. (a)	1,067	1,225,737
QIAGEN NV (a)	24,694	1,165,557
Sotera Health Co. (a)	4,569	89,507
Waters Corp. (a)	4,302	1,423,876
West Pharmaceutical Services, Inc.	5,596	1,692,062
		11,434,373
MACHINERY — 4.6%
AGCO Corp.	7,185	709,160
Allison Transmission Holdings, Inc.	27,011	1,038,573
Crane Holdings Co.	8,070	706,609
Cummins, Inc.	16,360	3,166,151
Donaldson Co., Inc.	26,649	1,282,883
Dover Corp.	10,376	1,258,816
Esab Corp.	9,227	403,681
Flowserve Corp.	4,683	134,074
Fortive Corp.	9,644	524,441
Gates Industrial Corp. PLC (a)	5,183	56,028
Graco, Inc.	26,836	1,594,327
IDEX Corp.	5,879	1,067,803
ITT, Inc.	3,856	259,277
Lincoln Electric Holdings, Inc.	7,988	985,400
Nordson Corp.	5,233	1,059,369
Otis Worldwide Corp.	23,074	1,630,640
PACCAR, Inc.	26,716	2,199,795
Pentair PLC	30,082	1,376,853
Snap-on, Inc.	10,349	2,039,063
Timken Co.	4,300	228,115
Toro Co.	26,382	1,999,492
Westinghouse Air Brake Technologies Corp.	5,340	438,307
Xylem, Inc.	8,528	666,719
		24,825,576
MEDIA — 1.9%
Altice USA, Inc. Class A (a)	16,094	148,870
Cable One, Inc.	447	576,326
DISH Network Corp. Class A (a)	9,353	167,699
Fox Corp. Class A	24,709	794,641
Fox Corp. Class B	12,430	369,171
Interpublic Group of Cos., Inc.	83,107	2,287,936
Liberty Broadband Corp. Class A (a)	701	79,599
Security Description	Shares	Value
Liberty Broadband Corp. Class C (a)	4,431	$ 512,401
Liberty Media Corp.-Liberty SiriusXM Class A (a)	5,805	209,212
Liberty Media Corp.-Liberty SiriusXM Class C (a)	13,787	497,021
New York Times Co. Class A	24,628	687,121
News Corp. Class A	53,573	834,667
News Corp. Class B	16,376	260,215
Nexstar Media Group, Inc. Class A	2,342	381,465
Omnicom Group, Inc.	33,392	2,124,065
Sirius XM Holdings, Inc. (b)	61,125	374,696
		10,305,105
METALS & MINING — 1.5%
Nucor Corp.	24,858	2,595,424
Reliance Steel & Aluminum Co.	18,490	3,140,711
Royal Gold, Inc.	6,084	649,650
Southern Copper Corp.	3,408	169,753
Steel Dynamics, Inc.	21,723	1,436,976
		7,992,514
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.4%
AGNC Investment Corp. REIT	45,644	505,279
Annaly Capital Management, Inc. REIT	211,135	1,247,808
New Residential Investment Corp. REIT	24,983	232,842
		1,985,929
MULTI-UTILITIES — 2.4%
Ameren Corp.	18,036	1,629,733
CenterPoint Energy, Inc.	22,894	677,205
CMS Energy Corp.	37,454	2,528,145
Consolidated Edison, Inc.	18,793	1,787,214
DTE Energy Co.	25,717	3,259,630
NiSource, Inc.	51,858	1,529,292
WEC Energy Group, Inc.	16,006	1,610,844
		13,022,063
MULTILINE RETAIL — 1.2%
Dollar General Corp.	14,935	3,665,647
Ollie's Bargain Outlet Holdings, Inc. (a)	3,339	196,166
Target Corp.	19,666	2,777,429
		6,639,242
OIL, GAS & CONSUMABLE FUELS — 0.7%
Chesapeake Energy Corp. (b)	13,553	1,099,149
DTE Midstream LLC	5,345	262,012
Enviva, Inc.	3,551	203,188
HF Sinclair Corp.	8,914	402,556
Phillips 66	20,491	1,680,057
		3,646,962
PAPER & FOREST PRODUCTS — 0.1%
Louisiana-Pacific Corp.	6,153	322,479

See accompanying notes to financial statements.
72

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
PERSONAL PRODUCTS — 0.0% (c)
Olaplex Holdings, Inc. (a) (b)	4,870	$ 68,618
PHARMACEUTICALS — 0.5%
Organon & Co.	33,207	1,120,736
Perrigo Co. PLC	5,849	237,294
Royalty Pharma PLC Class A	14,133	594,152
Viatris, Inc.	61,247	641,256
		2,593,438
PROFESSIONAL SERVICES — 2.8%
Booz Allen Hamilton Holding Corp.	14,016	1,266,486
CACI International, Inc. Class A (a)	6,975	1,965,415
Dun & Bradstreet Holdings, Inc. (a)	17,657	265,385
FTI Consulting, Inc. (a)	7,996	1,446,076
Jacobs Engineering Group, Inc.	4,814	612,004
Leidos Holdings, Inc.	32,008	3,223,526
ManpowerGroup, Inc.	15,459	1,181,222
Robert Half International, Inc.	22,791	1,706,818
Science Applications International Corp.	16,330	1,520,323
TransUnion	8,265	661,117
Verisk Analytics, Inc.	6,464	1,118,854
		14,967,226
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
CBRE Group, Inc. Class A (a)	31,849	2,344,405
Jones Lang LaSalle, Inc. (a)	6,766	1,183,103
		3,527,508
ROAD & RAIL — 1.7%
AMERCO	2,709	1,295,525
Hertz Global Holdings, Inc. (a)	13,937	220,762
JB Hunt Transport Services, Inc.	13,891	2,187,416
Knight-Swift Transportation Holdings, Inc.	32,384	1,499,055
Landstar System, Inc.	11,098	1,613,871
Old Dominion Freight Line, Inc.	4,924	1,261,923
Ryder System, Inc.	5,185	368,446
Schneider National, Inc. Class B	16,259	363,877
XPO Logistics, Inc. (a)	6,306	303,697
		9,114,572
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Cirrus Logic, Inc. (a)	16,667	1,209,024
First Solar, Inc. (a)	4,341	295,752
MKS Instruments, Inc.	4,039	414,523
Qorvo, Inc. (a)	19,484	1,837,731
Skyworks Solutions, Inc.	33,800	3,131,232
Teradyne, Inc.	17,019	1,524,051
		8,412,313
SOFTWARE — 1.8%
ANSYS, Inc. (a)	6,651	1,591,518
Aspen Technology, Inc. (a)	3,031	556,734
Black Knight, Inc. (a)	14,780	966,464
CDK Global, Inc.	30,099	1,648,522
Dolby Laboratories, Inc. Class A	19,330	1,383,255
Security Description	Shares	Value
Dropbox, Inc. Class A (a)	64,062	$ 1,344,661
Fair Isaac Corp. (a)	1,664	667,098
NortonLifeLock, Inc.	73,221	1,607,933
		9,766,185
SPECIALTY RETAIL — 3.7%
Advance Auto Parts, Inc.	14,690	2,542,692
AutoNation, Inc. (a)	4,936	551,647
AutoZone, Inc. (a)	1,537	3,303,197
Best Buy Co., Inc.	40,452	2,637,066
Burlington Stores, Inc. (a)	3,903	531,706
CarMax, Inc. (a)	5,893	533,199
Dick's Sporting Goods, Inc. (b)	2,014	151,795
Lithia Motors, Inc.	1,771	486,689
O'Reilly Automotive, Inc. (a)	5,025	3,174,594
Penske Automotive Group, Inc.	3,341	349,769
Petco Health & Wellness Co., Inc. (a)	5,635	83,060
Ross Stores, Inc.	19,733	1,385,849
Tractor Supply Co.	17,321	3,357,676
Victoria's Secret & Co. (a)	24,899	696,425
Williams-Sonoma, Inc.	3,673	407,519
		20,192,883
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.8%
Dell Technologies, Inc. Class C	68,229	3,152,862
Hewlett Packard Enterprise Co.	272,494	3,613,270
HP, Inc.	192,848	6,321,558
NetApp, Inc.	29,543	1,927,385
		15,015,075
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter's, Inc.	11,597	817,357
Columbia Sportswear Co.	10,978	785,805
Deckers Outdoor Corp. (a)	912	232,879
Hanesbrands, Inc.	21,067	216,780
Ralph Lauren Corp.	7,296	654,086
Skechers U.S.A., Inc. Class A (a)	10,233	364,090
Tapestry, Inc.	8,781	267,996
VF Corp.	32,540	1,437,292
		4,776,285
THRIFTS & MORTGAGE FINANCE — 0.1%
MGIC Investment Corp.	33,673	424,280
New York Community Bancorp, Inc. (b)	30,490	278,374
		702,654
TRADING COMPANIES & DISTRIBUTORS — 1.1%
Fastenal Co.	35,029	1,748,648
MSC Industrial Direct Co., Inc. Class A	7,658	575,192
SiteOne Landscape Supply, Inc. (a)	2,922	347,338
W.W. Grainger, Inc.	3,021	1,372,833
Watsco, Inc.	7,502	1,791,628
		5,835,639

See accompanying notes to financial statements.
73

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
WATER UTILITIES — 0.4%
American Water Works Co., Inc.	9,221	$ 1,371,808
Essential Utilities, Inc.	20,599	944,464
		2,316,272
TOTAL COMMON STOCKS (Cost $511,438,205)		539,874,998
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (d) (e)	360,085	360,049
State Street Navigator Securities Lending Portfolio II (f) (g)	2,648,196	2,648,196
TOTAL SHORT-TERM INVESTMENTS (Cost $3,008,253)		3,008,245
TOTAL INVESTMENTS — 100.4% (Cost $514,446,458)		542,883,243
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(1,930,690)
NET ASSETS — 100.0%		$ 540,952,553

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	2	09/16/2022	$374,036	$378,950	$ 4,914
E-Mini Russell 1000 Index (long)	4	09/16/2022	429,898	415,720	(14,178)
					$ (9,264)

During the period ended June 30, 2022, average notional value related to futures contracts was $834,273.
See accompanying notes to financial statements.
74

SPDR SERIES TRUST
SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$539,874,998	$—	$—	$539,874,998
Short-Term Investments	3,008,245	—	—	3,008,245
TOTAL INVESTMENTS	$542,883,243	$—	$—	$542,883,243
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$ 4,914	$—	$—	$ 4,914
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 4,914	$—	$—	$ 4,914
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$542,888,157	$—	$—	$542,888,157
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(14,178)	—	—	(14,178)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (14,178)	$—	$—	$ (14,178)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	312,600	$ 312,694	$17,303,832	$17,256,380	$(89)	$ (8)	360,085	$ 360,049	$ 1,499
State Street Navigator Securities Lending Portfolio II	788,589	788,589	27,044,474	25,184,867	—	—	2,648,196	2,648,196	23,850
Total		$1,101,283	$44,348,306	$42,441,247	$(89)	$ (8)		$3,008,245	$25,349
See accompanying notes to financial statements.
75

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.4%
Axon Enterprise, Inc. (a)	368	$ 34,287
BWX Technologies, Inc.	2,906	160,092
Curtiss-Wright Corp.	2,282	301,361
General Dynamics Corp.	2,091	462,634
HEICO Corp.	755	98,996
HEICO Corp. Class A	769	81,037
Hexcel Corp.	527	27,567
Howmet Aerospace, Inc.	2,963	93,186
Huntington Ingalls Industries, Inc.	611	133,088
L3Harris Technologies, Inc.	1,853	447,870
Lockheed Martin Corp.	1,100	472,956
Mercury Systems, Inc. (a)	833	53,587
Northrop Grumman Corp.	1,193	570,934
Raytheon Technologies Corp.	1,556	149,547
Textron, Inc.	8,288	506,148
TransDigm Group, Inc. (a)	87	46,690
Woodward, Inc.	1,488	137,625
		3,777,605
AIR FREIGHT & LOGISTICS — 0.9%
C.H. Robinson Worldwide, Inc.	7,750	785,618
Expeditors International of Washington, Inc.	7,060	688,068
FedEx Corp.	1,395	316,260
GXO Logistics, Inc. (a)	7,126	308,342
United Parcel Service, Inc. Class B	1,824	332,953
		2,431,241
AIRLINES — 0.4%
Alaska Air Group, Inc. (a)	4,184	167,569
American Airlines Group, Inc. (a)	5,654	71,693
Copa Holdings SA Class A (a)	2,054	130,162
Delta Air Lines, Inc. (a)	8,601	249,171
JetBlue Airways Corp. (a)	7,513	62,884
Southwest Airlines Co. (a)	5,527	199,635
United Airlines Holdings, Inc. (a)	4,088	144,797
		1,025,911
AUTO COMPONENTS — 0.4%
Aptiv PLC (a)	883	78,649
BorgWarner, Inc.	11,471	382,787
Gentex Corp.	11,452	320,312
Lear Corp.	2,314	291,310
		1,073,058
AUTOMOBILES — 0.3%
Ford Motor Co.	29,113	324,028
General Motors Co. (a)	2,399	76,192
Harley-Davidson, Inc.	3,153	99,824
Tesla, Inc. (a)	44	29,631
Thor Industries, Inc. (b)	2,466	184,284
		713,959
BANKS — 1.4%
Bank of Hawaii Corp.	717	53,345
Bank OZK	3,338	125,275
Security Description	Shares	Value
Citigroup, Inc.	1,506	$ 69,261
Citizens Financial Group, Inc.	3,799	135,586
Comerica, Inc.	2,090	153,364
Commerce Bancshares, Inc.	1,340	87,971
Cullen/Frost Bankers, Inc.	776	90,365
East West Bancorp, Inc.	2,497	161,806
Fifth Third Bancorp	5,298	178,013
First Citizens BancShares, Inc. Class A	29	18,960
First Hawaiian, Inc.	2,277	51,711
First Horizon Corp.	8,591	187,799
First Republic Bank	376	54,219
FNB Corp.	7,151	77,660
Huntington Bancshares, Inc.	11,003	132,366
JPMorgan Chase & Co.	154	17,342
KeyCorp.	9,806	168,957
M&T Bank Corp.	1,064	169,591
PacWest Bancorp	1,715	45,722
Pinnacle Financial Partners, Inc.	1,099	79,469
PNC Financial Services Group, Inc.	579	91,349
Popular, Inc.	2,381	183,170
Prosperity Bancshares, Inc.	1,563	106,706
Regions Financial Corp.	14,287	267,881
Signature Bank	294	52,688
SVB Financial Group (a)	158	62,408
Synovus Financial Corp.	2,847	102,634
Truist Financial Corp.	2,632	124,836
Umpqua Holdings Corp.	6,162	103,337
US Bancorp	2,395	110,218
Webster Financial Corp.	1,445	60,907
Wells Fargo & Co.	917	35,919
Western Alliance Bancorp	292	20,615
Wintrust Financial Corp.	1,759	140,984
Zions Bancorp NA	2,971	151,224
		3,673,658
BEVERAGES — 0.5%
Brown-Forman Corp. Class A	264	17,857
Brown-Forman Corp. Class B	1,280	89,805
Coca-Cola Co.	1,152	72,472
Constellation Brands, Inc. Class A	940	219,076
Keurig Dr. Pepper, Inc.	4,702	166,404
Molson Coors Beverage Co. Class B	6,117	333,438
Monster Beverage Corp. (a)	2,447	226,837
PepsiCo, Inc.	702	116,995
		1,242,884
BIOTECHNOLOGY — 1.6%
AbbVie, Inc.	987	151,169
Amgen, Inc.	846	205,832
Biogen, Inc. (a)	349	71,175
BioMarin Pharmaceutical, Inc. (a)	1,002	83,036
Exelixis, Inc. (a)	10,074	209,741
Gilead Sciences, Inc.	7,558	467,160
Horizon Therapeutics Plc (a)	1,944	155,053
Incyte Corp. (a)	4,309	327,355

See accompanying notes to financial statements.
76

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SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Ionis Pharmaceuticals, Inc. (a)	1,749	$ 64,748
Moderna, Inc. (a)	2,815	402,123
Neurocrine Biosciences, Inc. (a)	1,211	118,048
Regeneron Pharmaceuticals, Inc. (a)	1,677	991,325
Seagen, Inc. (a)	350	61,929
United Therapeutics Corp. (a)	1,740	410,013
Vertex Pharmaceuticals, Inc. (a)	2,146	604,721
		4,323,428
BUILDING PRODUCTS — 1.3%
A.O. Smith Corp.	7,499	410,045
Advanced Drainage Systems, Inc.	2,026	182,482
Allegion PLC	1,932	189,143
Armstrong World Industries, Inc.	984	73,761
Builders FirstSource, Inc. (a)	9,870	530,019
Carlisle Cos., Inc.	744	177,526
Carrier Global Corp.	8,000	285,280
Fortune Brands Home & Security, Inc.	2,856	171,017
Johnson Controls International PLC	4,178	200,042
Lennox International, Inc.	689	142,340
Masco Corp.	8,608	435,565
Owens Corning	8,286	615,733
Trane Technologies PLC	1,085	140,909
Trex Co., Inc. (a)	1,098	59,753
		3,613,615
CAPITAL MARKETS — 2.9%
Affiliated Managers Group, Inc.	2,527	294,648
Ameriprise Financial, Inc.	1,082	257,170
Ares Management Corp. Class A	401	22,801
Bank of New York Mellon Corp.	2,775	115,745
BlackRock, Inc.	84	51,159
Blackstone, Inc.	5,648	515,267
Carlyle Group, Inc.	14,366	454,828
Cboe Global Markets, Inc.	3,161	357,794
Charles Schwab Corp.	376	23,756
CME Group, Inc.	318	65,095
Coinbase Global, Inc. Class A (a)	346	16,269
Evercore, Inc. Class A	4,640	434,350
FactSet Research Systems, Inc.	1,389	534,168
Franklin Resources, Inc.	12,036	280,559
Goldman Sachs Group, Inc.	341	101,284
Interactive Brokers Group, Inc. Class A	1,407	77,399
Intercontinental Exchange, Inc.	1,136	106,829
Invesco, Ltd.	8,589	138,541
Janus Henderson Group PLC	7,763	182,508
Jefferies Financial Group, Inc.	10,687	295,175
KKR & Co., Inc.	2,050	94,894
Lazard, Ltd. Class A	7,538	244,307
LPL Financial Holdings, Inc.	2,639	486,843
MarketAxess Holdings, Inc.	260	66,563
Moody's Corp.	791	215,128
Morgan Stanley	1,000	76,060
Morningstar, Inc.	544	131,555
Security Description	Shares	Value
MSCI, Inc.	503	$ 207,311
Nasdaq, Inc.	1,005	153,303
Northern Trust Corp.	1,025	98,892
Raymond James Financial, Inc.	4,959	443,384
S&P Global, Inc.	459	154,711
SEI Investments Co.	6,128	331,035
State Street Corp. (c)	465	28,667
Stifel Financial Corp.	3,766	210,971
T Rowe Price Group, Inc.	2,731	310,269
Tradeweb Markets, Inc. Class A	790	53,917
Virtu Financial, Inc. Class A	6,635	155,325
		7,788,480
CHEMICALS — 4.0%
Air Products & Chemicals, Inc.	562	135,150
Albemarle Corp.	231	48,274
Ashland Global Holdings, Inc.	1,643	169,311
Axalta Coating Systems, Ltd. (a)	4,449	98,367
Celanese Corp.	5,667	666,496
CF Industries Holdings, Inc.	14,041	1,203,735
Chemours Co.	14,675	469,893
Corteva, Inc.	15,060	815,348
Dow, Inc.	17,405	898,272
DuPont de Nemours, Inc.	10,289	571,863
Eastman Chemical Co.	3,993	358,452
Ecolab, Inc.	273	41,976
Element Solutions, Inc.	3,587	63,849
FMC Corp.	2,229	238,525
Huntsman Corp.	29,331	831,534
Linde PLC	562	161,592
LyondellBasell Industries NV Class A	12,519	1,094,912
Mosaic Co.	17,269	815,615
NewMarket Corp.	149	44,843
Olin Corp.	21,800	1,008,904
PPG Industries, Inc.	1,190	136,065
RPM International, Inc.	3,456	272,056
Sherwin-Williams Co.	792	177,337
Valvoline, Inc.	4,446	128,178
Westlake Corp.	2,386	233,876
		10,684,423
COMMERCIAL SERVICES & SUPPLIES — 0.9%
Cintas Corp.	724	270,436
Clean Harbors, Inc. (a)	2,366	207,427
Copart, Inc. (a)	2,475	268,934
Driven Brands Holdings, Inc. (a)	766	21,096
IAA, Inc. (a)	1,581	51,809
MSA Safety, Inc.	230	27,846
Republic Services, Inc.	2,618	342,618
Rollins, Inc.	5,621	196,285
Stericycle, Inc. (a)	946	41,482
Tetra Tech, Inc.	2,943	401,867
Waste Management, Inc.	3,040	465,059
		2,294,859

See accompanying notes to financial statements.
77

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.0%
Arista Networks, Inc. (a)	3,920	$ 367,461
Ciena Corp. (a)	6,864	313,685
Cisco Systems, Inc.	3,592	153,163
F5, Inc. (a)	3,567	545,894
Juniper Networks, Inc.	13,441	383,068
Lumentum Holdings, Inc. (a)	6,956	552,445
Motorola Solutions, Inc.	1,702	356,739
Ubiquiti, Inc. (b)	130	32,267
Viasat, Inc. (a)	2,290	70,143
		2,774,865
CONSTRUCTION & ENGINEERING — 0.5%
AECOM	8,912	581,241
MasTec, Inc. (a)	1,519	108,852
MDU Resources Group, Inc.	5,666	152,925
Quanta Services, Inc.	907	113,683
Valmont Industries, Inc.	423	95,018
WillScot Mobile Mini Holdings Corp. (a)	7,431	240,913
		1,292,632
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	2,578	283,425
Martin Marietta Materials, Inc.	514	153,810
Vulcan Materials Co.	1,012	143,805
		581,040
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	4,054	135,850
American Express Co.	1,043	144,581
Capital One Financial Corp.	1,939	202,024
Credit Acceptance Corp. (a) (b)	1,081	511,756
Discover Financial Services	5,431	513,664
OneMain Holdings, Inc.	6,325	236,429
SLM Corp.	10,526	167,784
Synchrony Financial	8,340	230,351
		2,142,439
CONTAINERS & PACKAGING — 1.4%
Amcor PLC	39,544	491,532
AptarGroup, Inc.	728	75,137
Ardagh Group SA (b)	1,422	21,686
Avery Dennison Corp.	782	126,582
Ball Corp.	3,642	250,460
Berry Global Group, Inc. (a)	5,310	290,139
Crown Holdings, Inc.	1,889	174,109
Graphic Packaging Holding Co.	7,928	162,524
International Paper Co.	10,122	423,403
Packaging Corp. of America	4,458	612,975
Sealed Air Corp.	6,524	376,565
Silgan Holdings, Inc.	4,639	191,823
Sonoco Products Co.	1,833	104,554
Westrock Co.	8,298	330,592
		3,632,081
DISTRIBUTORS — 0.7%
Genuine Parts Co.	6,280	835,240
Security Description	Shares	Value
LKQ Corp.	17,293	$ 848,913
Pool Corp.	259	90,969
		1,775,122
DIVERSIFIED CONSUMER SERVICES — 0.4%
Bright Horizons Family Solutions, Inc. (a)	216	18,256
Grand Canyon Education, Inc. (a)	4,049	381,375
H&R Block, Inc.	4,795	169,360
Service Corp. International	7,616	526,418
Terminix Global Holdings, Inc. (a)	2,188	88,942
		1,184,351
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Apollo Global Management, Inc.	7,446	360,982
Berkshire Hathaway, Inc. Class B (a)	544	148,523
Equitable Holdings, Inc.	758	19,761
Voya Financial, Inc.	2,797	166,505
		695,771
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc.	15,401	322,805
Frontier Communications Parent, Inc. (a)	8,205	193,146
Lumen Technologies, Inc.	33,160	361,776
Verizon Communications, Inc.	2,627	133,320
		1,011,047
ELECTRIC UTILITIES — 2.7%
Alliant Energy Corp.	3,998	234,323
American Electric Power Co., Inc.	4,317	414,173
Avangrid, Inc.	1,115	51,424
Constellation Energy Corp.	1,667	95,452
Duke Energy Corp.	2,903	311,231
Edison International	4,099	259,221
Entergy Corp.	4,503	507,218
Evergy, Inc.	6,281	409,835
Eversource Energy	4,319	364,826
Exelon Corp.	11,984	543,115
FirstEnergy Corp.	12,951	497,189
Hawaiian Electric Industries, Inc.	5,324	217,752
IDACORP, Inc.	2,070	219,254
NextEra Energy, Inc.	1,170	90,628
NRG Energy, Inc.	30,024	1,146,016
OGE Energy Corp.	6,416	247,401
PG&E Corp. (a)	44,893	448,032
Pinnacle West Capital Corp.	3,827	279,830
PPL Corp.	8,518	231,093
Southern Co.	4,387	312,837
Xcel Energy, Inc.	4,812	340,497
		7,221,347
ELECTRICAL EQUIPMENT — 0.7%
Acuity Brands, Inc.	2,063	317,785
AMETEK, Inc.	1,716	188,571
Eaton Corp. PLC	1,635	205,994
Emerson Electric Co.	3,779	300,582

See accompanying notes to financial statements.
78

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Generac Holdings, Inc. (a)	106	$ 22,321
Hubbell, Inc.	1,733	309,479
nVent Electric PLC	9,195	288,079
Rockwell Automation, Inc.	356	70,954
Sensata Technologies Holding PLC	1,715	70,847
		1,774,612
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
Amphenol Corp. Class A	7,956	512,207
Arrow Electronics, Inc. (a)	9,087	1,018,562
Avnet, Inc.	7,750	332,320
CDW Corp.	821	129,357
Cognex Corp.	1,427	60,676
Coherent, Inc. (a)	257	68,419
Corning, Inc.	21,516	677,969
II-VI, Inc. (a)	7,042	358,790
IPG Photonics Corp. (a)	472	44,429
Jabil, Inc.	16,141	826,581
Keysight Technologies, Inc. (a)	2,790	384,601
Littelfuse, Inc.	1,240	315,010
National Instruments Corp.	4,047	126,388
TD SYNNEX Corp.	164	14,940
Trimble, Inc. (a)	3,279	190,936
Vontier Corp.	3,691	84,856
Zebra Technologies Corp. Class A (a)	538	158,145
		5,304,186
ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes Co.	12,769	368,641
Halliburton Co.	11,040	346,214
Nov, Inc.	5,610	94,865
Schlumberger NV	8,463	302,637
		1,112,357
ENTERTAINMENT — 0.4%
Activision Blizzard, Inc.	3,008	234,203
Electronic Arts, Inc.	2,447	297,677
Liberty Media Corp.-Liberty Formula One Class C (a)	2,276	144,458
Live Nation Entertainment, Inc. (a)	2,679	221,232
Spotify Technology SA (a)	175	16,420
Take-Two Interactive Software, Inc. (a)	815	99,862
Warner Bros Discovery, Inc. (a)	4,110	55,156
World Wrestling Entertainment, Inc. Class A (b)	1,483	92,673
		1,161,681
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.5%
Alexandria Real Estate Equities, Inc. REIT	459	66,569
American Campus Communities, Inc. REIT	905	58,345
American Homes 4 Rent Class A REIT	1,712	60,673
American Tower Corp. REIT	317	81,022
Security Description	Shares	Value
Apartment Income REIT Corp.	5,478	$ 227,885
AvalonBay Communities, Inc. REIT	1,136	220,668
Boston Properties, Inc. REIT	1,025	91,204
Brixmor Property Group, Inc. REIT	5,875	118,734
Camden Property Trust REIT	1,154	155,190
Cousins Properties, Inc. REIT	3,375	98,651
Crown Castle International Corp. REIT	393	66,173
CubeSmart REIT	2,387	101,973
Digital Realty Trust, Inc. REIT	1,214	157,614
Douglas Emmett, Inc. REIT	895	20,030
Duke Realty Corp. REIT	8,330	457,733
EastGroup Properties, Inc. REIT	735	113,433
EPR Properties REIT	992	46,555
Equinix, Inc. REIT	58	38,107
Equity LifeStyle Properties, Inc. REIT	2,318	163,349
Equity Residential REIT	4,184	302,168
Essex Property Trust, Inc. REIT	569	148,799
Extra Space Storage, Inc. REIT	2,417	411,180
Federal Realty OP LP, REIT	994	95,166
First Industrial Realty Trust, Inc. REIT	3,776	179,284
Gaming and Leisure Properties, Inc. REIT	5,803	266,126
Healthcare Trust of America, Inc. Class A REIT	2,212	61,737
Healthpeak Properties, Inc. REIT	4,320	111,931
Highwoods Properties, Inc. REIT	4,063	138,914
Host Hotels & Resorts, Inc. REIT	2,115	33,163
Invitation Homes, Inc. REIT	2,110	75,074
Iron Mountain, Inc. REIT	4,175	203,281
Kilroy Realty Corp. REIT	3,423	179,126
Kimco Realty Corp. REIT	13,970	276,187
Lamar Advertising Co. Class A REIT	2,652	233,296
Life Storage, Inc. REIT	1,431	159,785
Medical Properties Trust, Inc. REIT	9,611	146,760
Mid-America Apartment Communities, Inc. REIT	1,284	224,276
National Retail Properties, Inc. REIT	3,005	129,215
National Storage Affiliates Trust REIT	1,248	62,487
Omega Healthcare Investors, Inc. REIT	5,456	153,805
Prologis, Inc. REIT	1,107	130,239
Public Storage REIT	1,201	375,517
Rayonier, Inc. REIT	3,849	143,876
Realty Income Corp. REIT	1,055	72,014
Regency Centers Corp. REIT	2,204	130,719
Rexford Industrial Realty, Inc. REIT	1,240	71,412
SBA Communications Corp. REIT	293	93,775
Simon Property Group, Inc. REIT	3,410	323,677
SL Green Realty Corp. REIT (b)	1,595	73,609
Spirit Realty Capital, Inc. REIT	1,460	55,159
STORE Capital Corp. REIT	2,100	54,768

See accompanying notes to financial statements.
79

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Sun Communities, Inc. REIT	689	$ 109,799
UDR, Inc. REIT	1,518	69,889
Ventas, Inc. REIT	1,023	52,613
VICI Properties, Inc. REIT	7,257	216,186
Vornado Realty Trust REIT	944	26,989
Welltower, Inc. REIT	670	55,175
Weyerhaeuser Co. REIT	39,517	1,308,803
WP Carey, Inc. REIT	1,984	164,394
		9,464,281
FOOD & STAPLES RETAILING — 2.0%
Albertsons Cos., Inc. Class A	13,370	357,246
BJ's Wholesale Club Holdings, Inc. (a)	20,878	1,301,117
Casey's General Stores, Inc.	1,878	347,393
Costco Wholesale Corp.	687	329,265
Grocery Outlet Holding Corp. (a)	2,955	125,972
Kroger Co.	27,461	1,299,729
Performance Food Group Co. (a)	7,441	342,137
Sysco Corp.	3,524	298,518
US Foods Holding Corp. (a)	11,873	364,264
Walgreens Boots Alliance, Inc.	12,321	466,966
Walmart, Inc.	445	54,103
		5,286,710
FOOD PRODUCTS — 3.0%
Archer-Daniels-Midland Co.	21,502	1,668,555
Bunge, Ltd.	5,948	539,424
Campbell Soup Co.	5,008	240,634
Conagra Brands, Inc.	9,787	335,107
Darling Ingredients, Inc. (a)	8,552	511,410
Flowers Foods, Inc.	10,570	278,203
General Mills, Inc.	6,527	492,462
Hershey Co.	2,107	453,342
Hormel Foods Corp.	2,352	111,391
Ingredion, Inc.	2,768	244,027
J.M. Smucker Co.	3,411	436,642
Kellogg Co.	5,927	422,832
Kraft Heinz Co.	5,135	195,849
Lamb Weston Holdings, Inc.	1,411	100,830
McCormick & Co., Inc.	2,379	198,052
Mondelez International, Inc. Class A	3,455	214,521
Pilgrim's Pride Corp. (a)	2,491	77,794
Post Holdings, Inc. (a)	2,424	199,616
Seaboard Corp.	16	62,121
Tyson Foods, Inc. Class A	14,921	1,284,101
		8,066,913
GAS UTILITIES — 0.4%
Atmos Energy Corp.	645	72,305
National Fuel Gas Co.	7,686	507,660
UGI Corp.	12,347	476,718
		1,056,683
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Abbott Laboratories	1,249	135,704
ABIOMED, Inc. (a)	374	92,569
Security Description	Shares	Value
Align Technology, Inc. (a)	159	$ 37,631
Baxter International, Inc.	1,008	64,744
Becton Dickinson & Co.	1,046	257,870
Boston Scientific Corp. (a)	2,727	101,635
Cooper Cos., Inc.	1,338	418,955
DENTSPLY SIRONA, Inc.	1,808	64,600
DexCom, Inc. (a)	812	60,518
Edwards Lifesciences Corp. (a)	2,452	233,161
Enovis Corp. (a)	1,320	72,600
Envista Holdings Corp. (a)	4,730	182,294
Globus Medical, Inc. Class A (a)	2,167	121,655
Hologic, Inc. (a)	19,903	1,379,278
ICU Medical, Inc. (a)	841	138,252
IDEXX Laboratories, Inc. (a)	220	77,161
Insulet Corp. (a)	78	16,999
Integra LifeSciences Holdings Corp. (a)	1,222	66,025
Intuitive Surgical, Inc. (a)	434	87,108
Masimo Corp. (a)	356	46,518
Medtronic PLC	926	83,108
QuidelOrtho Corp. (a)	3,671	356,748
ResMed, Inc.	991	207,743
STERIS PLC	217	44,735
Stryker Corp.	490	97,476
Tandem Diabetes Care, Inc. (a)	488	28,885
Teleflex, Inc.	365	89,735
Zimmer Biomet Holdings, Inc.	866	90,982
		4,654,689
HEALTH CARE PROVIDERS & SERVICES — 4.8%
Acadia Healthcare Co., Inc. (a)	2,792	188,823
Amedisys, Inc. (a)	117	12,299
AmerisourceBergen Corp.	1,692	239,384
Cardinal Health, Inc.	11,092	579,779
Centene Corp. (a)	6,048	511,721
Chemed Corp.	849	398,512
Cigna Corp.	2,160	569,203
CVS Health Corp.	6,570	608,776
DaVita, Inc. (a)	1,741	139,210
Elevance Health, Inc.	894	431,427
Encompass Health Corp.	2,362	132,390
HCA Healthcare, Inc.	3,257	547,372
Henry Schein, Inc. (a)	11,892	912,592
Humana, Inc.	138	64,594
Laboratory Corp. of America Holdings	4,040	946,814
McKesson Corp.	6,946	2,265,855
Molina Healthcare, Inc. (a)	6,920	1,934,901
Premier, Inc. Class A	11,574	412,960
Quest Diagnostics, Inc.	10,214	1,358,258
Tenet Healthcare Corp. (a)	4,753	249,818
UnitedHealth Group, Inc.	124	63,690
Universal Health Services, Inc. Class B	2,427	244,423
		12,812,801

See accompanying notes to financial statements.
80

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
HEALTH CARE TECHNOLOGY — 0.1%
Change Healthcare, Inc. (a)	9,230	$ 212,844
Doximity, Inc. Class A (a) (b)	2,594	90,323
Veeva Systems, Inc. Class A (a)	268	53,075
		356,242
HOTELS, RESTAURANTS & LEISURE — 1.4%
Airbnb, Inc. Class A (a)	948	84,448
Aramark	3,102	95,014
Booking Holdings, Inc. (a)	58	101,441
Boyd Gaming Corp.	5,361	266,710
Caesars Entertainment, Inc. (a)	298	11,413
Chipotle Mexican Grill, Inc. (a)	241	315,050
Choice Hotels International, Inc.	1,409	157,287
Churchill Downs, Inc.	1,100	210,683
Darden Restaurants, Inc.	3,657	413,680
Domino's Pizza, Inc.	641	249,804
Expedia Group, Inc. (a)	2,358	223,609
Hilton Worldwide Holdings, Inc.	421	46,916
Hyatt Hotels Corp. Class A (a)	343	25,351
Marriott International, Inc. Class A	728	99,015
Marriott Vacations Worldwide Corp.	495	57,519
McDonald's Corp.	503	124,181
MGM Resorts International	6,836	197,902
Penn National Gaming, Inc. (a)	567	17,248
Planet Fitness, Inc. Class A (a)	882	59,985
Six Flags Entertainment Corp. (a)	2,055	44,594
Starbucks Corp.	1,630	124,516
Travel + Leisure Co.	2,671	103,688
Vail Resorts, Inc.	250	54,512
Wendy's Co.	2,655	50,126
Wyndham Hotels & Resorts, Inc.	1,991	130,849
Yum! Brands, Inc.	4,284	486,277
		3,751,818
HOUSEHOLD DURABLES — 1.4%
D.R. Horton, Inc.	4,271	282,698
Garmin, Ltd.	1,895	186,184
Leggett & Platt, Inc.	3,225	111,521
Lennar Corp. Class A	5,511	388,911
Lennar Corp. Class B	607	35,637
Mohawk Industries, Inc. (a)	2,302	285,655
Newell Brands, Inc.	9,266	176,425
NVR, Inc. (a)	159	636,658
PulteGroup, Inc.	10,888	431,491
Tempur Sealy International, Inc.	6,903	147,517
Toll Brothers, Inc.	8,009	357,201
TopBuild Corp. (a)	721	120,522
Whirlpool Corp.	3,495	541,271
		3,701,691
HOUSEHOLD PRODUCTS — 0.6%
Church & Dwight Co., Inc.	4,420	409,557
Clorox Co.	2,158	304,235
Colgate-Palmolive Co.	4,331	347,086
Kimberly-Clark Corp.	3,255	439,913
Procter & Gamble Co.	518	74,483
Security Description	Shares	Value
Reynolds Consumer Products, Inc.	1,509	$ 41,151
Spectrum Brands Holdings, Inc.	672	55,118
		1,671,543
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	10,710	225,017
Brookfield Renewable Corp. Class A	2,352	83,755
Vistra Corp.	3,783	86,441
		395,213
INDUSTRIAL CONGLOMERATES — 0.1%
3M Co.	1,570	203,174
General Electric Co.	448	28,524
Honeywell International, Inc.	608	105,676
		337,374
INSURANCE — 6.1%
Aflac, Inc.	7,331	405,624
Alleghany Corp. (a)	737	613,995
Allstate Corp.	5,915	749,608
American Financial Group, Inc.	2,737	379,923
American International Group, Inc.	7,859	401,831
Aon PLC Class A	746	201,181
Arch Capital Group, Ltd. (a)	19,276	876,865
Arthur J Gallagher & Co.	1,467	239,180
Assurant, Inc.	3,043	525,983
Assured Guaranty, Ltd.	3,890	217,023
Axis Capital Holdings, Ltd.	4,558	260,216
Brighthouse Financial, Inc. (a)	1,627	66,740
Brown & Brown, Inc.	5,068	295,667
Chubb, Ltd.	2,549	501,082
Cincinnati Financial Corp.	10,416	1,239,296
CNA Financial Corp.	768	34,483
Erie Indemnity Co. Class A	1,034	198,724
Everest Re Group, Ltd.	2,424	679,399
Fidelity National Financial, Inc.	11,991	443,187
First American Financial Corp.	12,059	638,162
Globe Life, Inc.	2,626	255,956
Hanover Insurance Group, Inc.	1,969	287,966
Hartford Financial Services Group, Inc.	8,544	559,034
Lincoln National Corp.	2,335	109,208
Loews Corp.	5,675	336,300
Markel Corp. (a)	692	894,929
Marsh & McLennan Cos., Inc.	2,823	438,271
MetLife, Inc.	3,695	232,009
Old Republic International Corp.	26,032	582,075
Primerica, Inc.	804	96,231
Principal Financial Group, Inc.	4,009	267,761
Progressive Corp.	4,954	576,002
Prudential Financial, Inc.	2,820	269,818
Reinsurance Group of America, Inc.	1,784	209,245
RenaissanceRe Holdings, Ltd.	595	93,040
Ryan Specialty Holdings, Inc. Class A (a)	842	32,998

See accompanying notes to financial statements.
81

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Travelers Cos., Inc.	3,351	$ 566,755
Unum Group	8,282	281,754
Willis Towers Watson PLC	4,615	910,955
WR Berkley Corp.	6,037	412,086
		16,380,562
INTERACTIVE MEDIA & SERVICES — 0.1%
Alphabet, Inc. Class A (a)	53	115,501
Alphabet, Inc. Class C (a)	45	98,435
IAC/InterActiveCorp. (a)	249	18,917
Meta Platforms, Inc. Class A (a)	182	29,348
Pinterest, Inc. Class A (a)	928	16,852
Twitter, Inc. (a)	1,501	56,122
ZoomInfo Technologies, Inc. (a)	380	12,631
		347,806
INTERNET & DIRECT MARKETING RETAIL — 0.1%
DoorDash, Inc. Class A (a)	257	16,492
eBay, Inc.	4,323	180,139
Etsy, Inc. (a)	225	16,472
		213,103
IT SERVICES — 3.9%
Accenture PLC Class A	549	152,430
Akamai Technologies, Inc. (a)	6,918	631,821
Amdocs, Ltd.	19,097	1,590,971
Automatic Data Processing, Inc.	1,527	320,731
Broadridge Financial Solutions, Inc.	2,033	289,804
Cognizant Technology Solutions Corp. Class A	23,543	1,588,917
Concentrix Corp.	4,637	628,963
DXC Technology Co. (a)	15,988	484,596
EPAM Systems, Inc. (a)	601	177,163
Euronet Worldwide, Inc. (a)	1,000	100,590
Fidelity National Information Services, Inc.	621	56,927
Fiserv, Inc. (a)	1,241	110,412
FleetCor Technologies, Inc. (a)	947	198,974
Gartner, Inc. (a)	4,773	1,154,255
Genpact, Ltd.	8,097	342,989
Global Payments, Inc.	555	61,405
Globant SA (a)	1,287	223,938
GoDaddy, Inc. Class A (a)	3,586	249,442
International Business Machines Corp.	2,133	301,158
Jack Henry & Associates, Inc.	2,354	423,767
Mastercard, Inc. Class A	89	28,078
Paychex, Inc.	3,422	389,663
Snowflake, Inc. Class A (a)	259	36,016
SS&C Technologies Holdings, Inc.	5,640	327,515
Switch, Inc. Class A	4,172	139,762
Thoughtworks Holding, Inc. (a)	920	12,981
VeriSign, Inc. (a)	1,687	282,286
Visa, Inc. Class A	160	31,502
Western Union Co.	13,855	228,192
WEX, Inc. (a)	178	27,690
		10,592,938
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Brunswick Corp.	1,950	$ 127,491
Hasbro, Inc.	3,211	262,917
Mattel, Inc. (a)	20,858	465,759
Polaris, Inc. (b)	1,719	170,662
YETI Holdings, Inc. (a)	663	28,688
		1,055,517
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.	1,887	224,119
Avantor, Inc. (a)	2,310	71,841
Azenta, Inc.	1,379	99,426
Bio-Rad Laboratories, Inc. Class A (a)	1,078	533,610
Bio-Techne Corp.	460	159,454
Bruker Corp.	1,503	94,328
Charles River Laboratories International, Inc. (a)	245	52,423
Danaher Corp.	270	68,450
IQVIA Holdings, Inc. (a)	948	205,707
Maravai LifeSciences Holdings, Inc. Class A (a)	2,818	80,059
Mettler-Toledo International, Inc. (a)	246	282,597
PerkinElmer, Inc.	662	94,150
QIAGEN NV (a)	5,586	263,659
Repligen Corp. (a)	372	60,413
Sotera Health Co. (a)	1,040	20,374
Syneos Health, Inc. (a)	1,781	127,662
Thermo Fisher Scientific, Inc.	98	53,241
Waters Corp. (a)	1,069	353,818
West Pharmaceutical Services, Inc.	876	264,876
		3,110,207
MACHINERY — 2.8%
AGCO Corp.	4,318	426,187
Allison Transmission Holdings, Inc.	8,401	323,018
Caterpillar, Inc.	1,021	182,514
Crane Holdings Co.	4,196	367,402
Cummins, Inc.	3,008	582,138
Deere & Co.	453	135,660
Donaldson Co., Inc.	4,558	219,422
Dover Corp.	2,609	316,524
Esab Corp.	5,290	231,438
Flowserve Corp.	1,934	55,370
Fortive Corp.	1,918	104,301
Gates Industrial Corp. PLC (a)	2,745	29,673
Graco, Inc.	4,433	263,365
IDEX Corp.	1,040	188,895
Illinois Tool Works, Inc.	1,292	235,467
Ingersoll Rand, Inc.	4,550	191,464
ITT, Inc.	952	64,012
Lincoln Electric Holdings, Inc.	2,653	327,274
Middleby Corp. (a)	924	115,833
Nordson Corp.	1,474	298,397
Oshkosh Corp.	193	15,853
Otis Worldwide Corp.	5,397	381,406
PACCAR, Inc.	5,777	475,678

See accompanying notes to financial statements.
82

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Parker-Hannifin Corp.	1,258	$ 309,531
Pentair PLC	5,187	237,409
Snap-on, Inc.	3,119	614,537
Stanley Black & Decker, Inc.	428	44,880
Timken Co.	1,472	78,090
Toro Co.	2,693	204,102
Westinghouse Air Brake Technologies Corp.	3,914	321,261
Xylem, Inc.	941	73,567
		7,414,668
MARINE — 0.0% (d)
Kirby Corp. (a)	1,179	71,730
MEDIA — 1.3%
Cable One, Inc.	29	37,390
Charter Communications, Inc. Class A (a)	243	113,853
Comcast Corp. Class A	2,185	85,739
DISH Network Corp. Class A (a)	1,787	32,041
Fox Corp. Class A	9,505	305,681
Fox Corp. Class B	5,264	156,341
Interpublic Group of Cos., Inc.	29,249	805,225
Liberty Broadband Corp. Class C (a)	438	50,650
Liberty Media Corp.-Liberty SiriusXM Class A (a)	1,710	61,628
Liberty Media Corp.-Liberty SiriusXM Class C (a)	3,990	143,840
New York Times Co. Class A	5,851	163,243
News Corp. Class A	6,701	104,402
News Corp. Class B	2,817	44,762
Nexstar Media Group, Inc. Class A	3,100	504,928
Omnicom Group, Inc.	8,928	567,910
Paramount Global Class B (b)	9,085	224,218
Sirius XM Holdings, Inc. (b)	17,083	104,719
		3,506,570
METALS & MINING — 3.1%
Alcoa Corp.	14,430	657,719
Cleveland-Cliffs, Inc. (a)	59,176	909,535
Freeport-McMoRan, Inc.	23,736	694,515
MP Materials Corp. (a)	2,593	83,184
Newmont Corp.	6,045	360,705
Nucor Corp.	18,152	1,895,250
Reliance Steel & Aluminum Co.	6,784	1,152,330
Royal Gold, Inc.	2,232	238,333
Southern Copper Corp.	1,390	69,236
SSR Mining, Inc.	1,454	24,282
Steel Dynamics, Inc.	24,551	1,624,049
United States Steel Corp.	40,237	720,645
		8,429,783
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.2%
AGNC Investment Corp. REIT	6,126	67,815
Annaly Capital Management, Inc. REIT	29,665	175,320
Security Description	Shares	Value
New Residential Investment Corp. REIT	21,304	$ 198,553
		441,688
MULTI-UTILITIES — 1.6%
Ameren Corp.	4,070	367,765
CenterPoint Energy, Inc.	9,553	282,578
CMS Energy Corp.	9,143	617,153
Consolidated Edison, Inc.	5,311	505,076
Dominion Energy, Inc.	3,389	270,476
DTE Energy Co.	7,077	897,010
NiSource, Inc.	14,168	417,814
Public Service Enterprise Group, Inc.	3,266	206,672
Sempra Energy	1,945	292,275
WEC Energy Group, Inc.	4,095	412,121
		4,268,940
MULTILINE RETAIL — 1.0%
Dollar General Corp.	2,138	524,751
Dollar Tree, Inc. (a)	3,740	582,879
Kohl's Corp.	9,777	348,941
Macy's, Inc.	44,343	812,364
Nordstrom, Inc.	4,488	94,831
Ollie's Bargain Outlet Holdings, Inc. (a)	438	25,733
Target Corp.	2,157	304,633
		2,694,132
OIL, GAS & CONSUMABLE FUELS — 8.9%
Antero Midstream Corp.	19,689	178,186
Antero Resources Corp. (a)	22,766	697,778
APA Corp.	40,764	1,422,664
Cheniere Energy, Inc.	1,603	213,247
Chesapeake Energy Corp. (b)	17,690	1,434,659
Chevron Corp.	1,205	174,460
ConocoPhillips	5,907	530,508
Continental Resources, Inc.	2,241	146,449
Coterra Energy, Inc.	4,484	115,642
Devon Energy Corp.	13,089	721,335
Diamondback Energy, Inc.	9,673	1,171,884
DTE Midstream LLC	5,205	255,149
Enviva, Inc.	1,681	96,187
EOG Resources, Inc.	8,576	947,133
EQT Corp.	6,156	211,766
Exxon Mobil Corp.	2,260	193,546
Hess Corp.	3,922	415,497
HF Sinclair Corp.	16,005	722,786
Kinder Morgan, Inc.	23,403	392,234
Marathon Oil Corp.	48,657	1,093,809
Marathon Petroleum Corp.	23,062	1,895,927
Occidental Petroleum Corp.	10,825	637,376
ONEOK, Inc.	16,515	916,583
Ovintiv, Inc.	40,260	1,779,089
PDC Energy, Inc.	14,741	908,193
Phillips 66	18,787	1,540,346
Pioneer Natural Resources Co.	2,340	522,007

See accompanying notes to financial statements.
83

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Range Resources Corp. (a)	20,703	$ 512,399
Southwestern Energy Co. (a)	31,900	199,375
Targa Resources Corp.	23,062	1,376,110
Texas Pacific Land Corp.	123	183,027
Valero Energy Corp.	17,096	1,816,963
Williams Cos., Inc.	13,539	422,552
		23,844,866
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	12,684	664,768
PERSONAL PRODUCTS — 0.1%
Coty, Inc. Class A (a)	2,240	17,942
Estee Lauder Cos., Inc. Class A	831	211,631
Olaplex Holdings, Inc. (a)	2,339	32,957
		262,530
PHARMACEUTICALS — 1.0%
Bristol-Myers Squibb Co.	3,632	279,664
Catalent, Inc. (a)	992	106,432
Elanco Animal Health, Inc. (a)	1,475	28,954
Eli Lilly & Co.	186	60,307
Jazz Pharmaceuticals PLC (a)	143	22,309
Johnson & Johnson	253	44,910
Merck & Co., Inc.	1,316	119,980
Organon & Co.	34,390	1,160,663
Perrigo Co. PLC	1,599	64,871
Pfizer, Inc.	4,817	252,555
Royalty Pharma PLC Class A	3,965	166,689
Viatris, Inc.	22,864	239,386
Zoetis, Inc.	794	136,481
		2,683,201
PROFESSIONAL SERVICES — 1.9%
Booz Allen Hamilton Holding Corp.	2,949	266,472
CACI International, Inc. Class A (a)	2,461	693,460
CoStar Group, Inc. (a)	592	35,763
Dun & Bradstreet Holdings, Inc. (a)	2,714	40,791
Equifax, Inc.	539	98,518
FTI Consulting, Inc. (a)	3,117	563,709
Jacobs Engineering Group, Inc.	1,458	185,355
KBR, Inc.	12,081	584,600
Leidos Holdings, Inc.	7,800	785,538
ManpowerGroup, Inc.	3,682	281,342
Nielsen Holdings PLC	4,099	95,179
Robert Half International, Inc.	8,797	658,807
Science Applications International Corp.	5,026	467,921
TransUnion	1,315	105,187
Verisk Analytics, Inc.	1,431	247,692
		5,110,334
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
CBRE Group, Inc. Class A (a)	10,270	755,975
Jones Lang LaSalle, Inc. (a)	2,978	520,733
		1,276,708
ROAD & RAIL — 1.8%
AMERCO	615	294,111
Security Description	Shares	Value
Avis Budget Group, Inc. (a)	3,882	$ 570,965
CSX Corp.	9,867	286,735
Hertz Global Holdings, Inc. (a)	6,696	106,065
JB Hunt Transport Services, Inc.	4,418	695,702
Knight-Swift Transportation Holdings, Inc.	13,861	641,626
Landstar System, Inc.	3,984	579,353
Norfolk Southern Corp.	1,142	259,565
Old Dominion Freight Line, Inc.	1,814	464,892
Ryder System, Inc.	5,591	397,296
Schneider National, Inc. Class B	8,407	188,149
Union Pacific Corp.	871	185,767
XPO Logistics, Inc. (a)	2,805	135,089
		4,805,315
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Advanced Micro Devices, Inc. (a)	3,737	285,768
Allegro MicroSystems, Inc. (a)	3,228	66,787
Analog Devices, Inc.	181	26,442
Applied Materials, Inc.	4,333	394,216
Broadcom, Inc.	383	186,065
Cirrus Logic, Inc. (a)	8,272	600,051
Enphase Energy, Inc. (a)	387	75,558
Entegris, Inc.	3,188	293,711
First Solar, Inc. (a)	4,091	278,720
GLOBALFOUNDRIES, Inc. (a)	661	26,665
Intel Corp.	7,840	293,294
KLA Corp.	2,810	896,615
Lam Research Corp.	1,014	432,116
Lattice Semiconductor Corp. (a)	7,940	385,090
Microchip Technology, Inc.	8,230	477,998
Micron Technology, Inc.	16,751	925,995
MKS Instruments, Inc.	1,618	166,055
Monolithic Power Systems, Inc.	1,560	599,103
NVIDIA Corp.	198	30,015
ON Semiconductor Corp. (a)	27,372	1,377,085
Qorvo, Inc. (a)	2,690	253,721
QUALCOMM, Inc.	4,098	523,479
Skyworks Solutions, Inc.	3,551	328,965
Teradyne, Inc.	8,084	723,922
Texas Instruments, Inc.	2,457	377,518
Universal Display Corp.	484	48,952
		10,073,906
SOFTWARE — 3.5%
Adobe, Inc. (a)	232	84,926
ANSYS, Inc. (a)	927	221,822
Aspen Technology, Inc. (a)	1,846	339,073
Atlassian Corp. PLC Class A (a)	598	112,065
Autodesk, Inc. (a)	721	123,983
Black Knight, Inc. (a)	3,401	222,391
Cadence Design Systems, Inc. (a)	5,765	864,923
CDK Global, Inc.	9,588	525,135
Ceridian HCM Holding, Inc. (a)	282	13,277
Citrix Systems, Inc. (a)	720	69,962

See accompanying notes to financial statements.
84

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Crowdstrike Holdings, Inc. Class A (a)	435	$ 73,324
Datadog, Inc. Class A (a)	2,024	192,766
Dolby Laboratories, Inc. Class A	3,542	253,466
Dropbox, Inc. Class A (a)	13,175	276,543
Dynatrace, Inc. (a)	2,420	95,445
Fair Isaac Corp. (a)	473	189,626
Fortinet, Inc. (a)	13,244	749,345
Guidewire Software, Inc. (a)	558	39,612
HubSpot, Inc. (a)	143	42,993
Intuit, Inc.	244	94,047
Mandiant, Inc. (a)	17,009	371,136
Manhattan Associates, Inc. (a)	2,609	298,991
Microsoft Corp.	1,042	267,617
NCR Corp. (a)	3,082	95,881
NortonLifeLock, Inc.	27,627	606,689
Oracle Corp.	1,607	112,281
Palo Alto Networks, Inc. (a)	591	291,919
Paycom Software, Inc. (a)	875	245,105
Paycor HCM, Inc. (a)	675	17,550
Paylocity Holding Corp. (a)	566	98,722
PTC, Inc. (a)	1,439	153,023
Roper Technologies, Inc.	603	237,974
Salesforce, Inc. (a)	164	27,067
ServiceNow, Inc. (a)	401	190,684
Smartsheet, Inc. Class A (a)	401	12,603
Splunk, Inc. (a)	170	15,038
Synopsys, Inc. (a)	2,748	834,568
Teradata Corp. (a)	10,113	374,282
Trade Desk, Inc. Class A (a)	3,281	137,441
Tyler Technologies, Inc. (a)	157	52,199
VMware, Inc. Class A	884	100,758
Workday, Inc. Class A (a)	1,148	160,238
Zendesk, Inc. (a)	267	19,777
Zscaler, Inc. (a)	98	14,652
		9,320,919
SPECIALTY RETAIL — 3.7%
Advance Auto Parts, Inc.	4,416	764,365
AutoNation, Inc. (a)	6,191	691,906
AutoZone, Inc. (a)	556	1,194,911
Bath & Body Works, Inc.	10,792	290,521
Best Buy Co., Inc.	6,063	395,247
Burlington Stores, Inc. (a)	485	66,072
CarMax, Inc. (a)	2,443	221,043
Dick's Sporting Goods, Inc. (b)	7,224	544,473
Five Below, Inc. (a)	758	85,980
Floor & Decor Holdings, Inc. Class A (a)	1,949	122,709
Home Depot, Inc.	370	101,480
Lithia Motors, Inc.	2,456	674,933
Lowe's Cos., Inc.	2,617	457,111
O'Reilly Automotive, Inc. (a)	1,332	841,504
Penske Automotive Group, Inc.	4,278	447,864
Petco Health & Wellness Co., Inc. (a)	1,288	18,985
RH (a)	76	16,132
Security Description	Shares	Value
Ross Stores, Inc.	2,595	$ 182,247
TJX Cos., Inc.	8,115	453,223
Tractor Supply Co.	4,949	959,364
Ulta Beauty, Inc. (a)	1,838	708,512
Victoria's Secret & Co. (a)	12,885	360,393
Williams-Sonoma, Inc.	3,629	402,637
		10,001,612
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.1%
Apple, Inc.	3,196	436,957
Dell Technologies, Inc. Class C	28,484	1,316,246
Hewlett Packard Enterprise Co.	100,002	1,326,026
HP, Inc.	119,064	3,902,918
NetApp, Inc.	9,111	594,402
Pure Storage, Inc. Class A (a)	18,484	475,224
Western Digital Corp. (a)	6,870	307,982
		8,359,755
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Capri Holdings, Ltd. (a)	8,097	332,058
Carter's, Inc.	1,889	133,137
Columbia Sportswear Co.	1,846	132,137
Deckers Outdoor Corp. (a)	846	216,026
Hanesbrands, Inc.	6,495	66,834
Lululemon Athletica, Inc. (a)	733	199,823
NIKE, Inc. Class B	940	96,068
PVH Corp.	2,185	124,326
Ralph Lauren Corp.	2,918	261,599
Skechers U.S.A., Inc. Class A (a)	6,302	224,225
Tapestry, Inc.	12,108	369,536
Under Armour, Inc. Class A (a)	2,307	19,217
Under Armour, Inc. Class C (a)	3,778	28,637
VF Corp.	2,298	101,503
		2,305,126
THRIFTS & MORTGAGE FINANCE — 0.2%
MGIC Investment Corp.	35,715	450,009
New York Community Bancorp, Inc.	6,988	63,800
		513,809
TOBACCO — 0.2%
Altria Group, Inc.	6,991	292,014
Philip Morris International, Inc.	2,389	235,890
		527,904
TRADING COMPANIES & DISTRIBUTORS — 1.1%
Air Lease Corp.	2,989	99,922
Fastenal Co.	7,908	394,767
MSC Industrial Direct Co., Inc. Class A	2,046	153,675
SiteOne Landscape Supply, Inc. (a)	1,068	126,953
United Rentals, Inc. (a)	1,746	424,121
Univar Solutions, Inc. (a)	9,181	228,332
W.W. Grainger, Inc.	1,135	515,778
Watsco, Inc.	1,559	372,321
WESCO International, Inc. (a)	5,020	537,642
		2,853,511

See accompanying notes to financial statements.
85

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	1,504	$ 223,750
Essential Utilities, Inc.	4,168	191,103
		414,853
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
T-Mobile US, Inc. (a)	285	38,344
TOTAL COMMON STOCKS (Cost $257,188,059)		267,447,715
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (e) (f)	172,125	172,108
State Street Navigator Securities Lending Portfolio II (c) (g)	2,675,497	2,675,497
TOTAL SHORT-TERM INVESTMENTS (Cost $2,847,605)		2,847,605
TOTAL INVESTMENTS — 100.9% (Cost $260,035,664)		270,295,320
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(2,369,785)
NET ASSETS — 100.0%		$ 267,925,535

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2022.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	2	09/16/2022	$374,036	$378,950	$4,914

During the period ended June 30, 2022, average notional value related to futures contracts was $420,574.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$267,447,715	$—	$—	$267,447,715
Short-Term Investments	2,847,605	—	—	2,847,605
TOTAL INVESTMENTS	$270,295,320	$—	$—	$270,295,320
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$ 4,914	$—	$—	$ 4,914
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 4,914	$—	$—	$ 4,914
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$270,300,234	$—	$—	$270,300,234
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
86

SPDR SERIES TRUST
SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Corp.	3,598	$ 296,043	$ 130,829	$ 303,545	$(80,412)	$(14,248)	465	$ 28,667	$ 7,974
State Street Institutional Liquid Reserves Fund, Premier Class	331,497	331,596	8,501,177	8,660,591	(74)	—	172,125	172,108	821
State Street Navigator Securities Lending Portfolio II	1,147,495	1,147,495	20,872,601	19,344,599	—	—	2,675,497	2,675,497	11,250
Total		$1,775,134	$29,504,607	$28,308,735	$(80,486)	$(14,248)		$2,876,272	$20,045
See accompanying notes to financial statements.
87

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.3%
BWX Technologies, Inc.	19,223	$ 1,058,995
Huntington Ingalls Industries, Inc.	4,454	970,170
		2,029,165
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	35,505	3,599,142
Expeditors International of Washington, Inc.	14,719	1,434,514
		5,033,656
AUTO COMPONENTS — 0.8%
BorgWarner, Inc.	88,866	2,965,458
Gentex Corp.	46,990	1,314,310
Lear Corp.	17,922	2,256,201
		6,535,969
AUTOMOBILES — 0.4%
Harley-Davidson, Inc.	33,194	1,050,922
Thor Industries, Inc.	23,780	1,777,079
		2,828,001
BANKS — 2.9%
Bank of Hawaii Corp.	8,854	658,738
Bank OZK	28,698	1,077,036
Citizens Financial Group, Inc.	60,574	2,161,886
Comerica, Inc.	17,951	1,317,244
Cullen/Frost Bankers, Inc.	4,640	540,328
East West Bancorp, Inc.	11,613	752,522
First Hawaiian, Inc.	32,208	731,444
First Horizon Corp.	46,274	1,011,550
FNB Corp.	87,406	949,229
Huntington Bancshares, Inc.	136,764	1,645,271
KeyCorp.	132,035	2,274,963
PacWest Bancorp	38,858	1,035,954
Popular, Inc.	14,544	1,118,870
Prosperity Bancshares, Inc.	13,552	925,195
Regions Financial Corp.	120,298	2,255,587
Synovus Financial Corp.	33,296	1,200,321
Umpqua Holdings Corp.	81,550	1,367,593
Webster Financial Corp.	18,990	800,429
Zions Bancorp NA	21,679	1,103,461
		22,927,621
BEVERAGES — 0.3%
Molson Coors Beverage Co. Class B	35,980	1,961,270
BIOTECHNOLOGY — 1.4%
Gilead Sciences, Inc.	172,704	10,674,834
BUILDING PRODUCTS — 1.5%
A.O. Smith Corp.	49,863	2,726,509
Allegion PLC	8,910	872,289
Fortune Brands Home & Security, Inc.	29,061	1,740,173
Lennox International, Inc.	11,833	2,444,579
Masco Corp.	45,156	2,284,894
Security Description	Shares	Value
Owens Corning	21,942	$ 1,630,510
		11,698,954
CAPITAL MARKETS — 4.0%
Carlyle Group, Inc.	93,086	2,947,103
Cboe Global Markets, Inc.	14,670	1,660,497
Evercore, Inc. Class A	17,020	1,593,242
Franklin Resources, Inc.	128,282	2,990,254
Invesco, Ltd.	167,855	2,707,501
Janus Henderson Group PLC	61,927	1,455,904
Jefferies Financial Group, Inc.	91,013	2,513,779
Lazard, Ltd. Class A	42,911	1,390,746
SEI Investments Co.	20,019	1,081,426
T Rowe Price Group, Inc.	100,623	11,431,779
Virtu Financial, Inc. Class A	44,752	1,047,644
		30,819,875
CHEMICALS — 5.5%
Celanese Corp.	26,258	3,088,203
CF Industries Holdings, Inc.	19,930	1,708,599
Chemours Co.	69,856	2,236,789
Dow, Inc.	188,194	9,712,692
DuPont de Nemours, Inc.	80,267	4,461,240
Eastman Chemical Co.	47,611	4,274,040
Huntsman Corp.	89,727	2,543,761
LyondellBasell Industries NV Class A	115,540	10,105,128
NewMarket Corp.	1,045	314,503
Olin Corp.	33,411	1,546,261
RPM International, Inc.	17,106	1,346,584
Scotts Miracle-Gro Co.	8,653	683,501
Valvoline, Inc.	19,953	575,245
		42,596,546
COMMUNICATIONS EQUIPMENT — 0.4%
Juniper Networks, Inc.	96,502	2,750,307
CONSTRUCTION & ENGINEERING — 0.3%
MDU Resources Group, Inc.	79,040	2,133,290
CONSUMER FINANCE — 1.5%
Ally Financial, Inc.	51,344	1,720,537
Discover Financial Services	29,308	2,771,951
OneMain Holdings, Inc.	52,880	1,976,654
SLM Corp.	39,015	621,899
Synchrony Financial	165,619	4,574,397
		11,665,438
CONTAINERS & PACKAGING — 2.7%
Amcor PLC	338,708	4,210,140
AptarGroup, Inc.	5,825	601,198
Ardagh Group SA (a)	6,370	97,143
International Paper Co.	166,264	6,954,823
Packaging Corp. of America	28,274	3,887,675
Sealed Air Corp.	14,516	837,864
Silgan Holdings, Inc.	10,710	442,858
Sonoco Products Co.	24,595	1,402,899
Westrock Co.	72,328	2,881,548
		21,316,148

See accompanying notes to financial statements.
88

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
DISTRIBUTORS — 0.7%
Genuine Parts Co.	41,774	$ 5,555,942
DIVERSIFIED CONSUMER SERVICES — 0.3%
ADT, Inc.	34,022	209,235
H&R Block, Inc.	29,858	1,054,584
Service Corp. International	12,788	883,907
		2,147,726
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Apollo Global Management, Inc.	82,454	3,997,370
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Lumen Technologies, Inc.	461,858	5,038,871
ELECTRIC UTILITIES — 4.4%
Alliant Energy Corp.	29,099	1,705,492
Avangrid, Inc.	13,550	624,926
Edison International	34,707	2,194,871
Entergy Corp.	35,589	4,008,745
Evergy, Inc.	52,354	3,416,098
Eversource Energy	28,114	2,374,790
FirstEnergy Corp.	109,890	4,218,677
Hawaiian Electric Industries, Inc.	48,900	2,000,010
IDACORP, Inc.	14,757	1,563,061
NRG Energy, Inc.	106,103	4,049,952
OGE Energy Corp.	54,345	2,095,543
Pinnacle West Capital Corp.	50,746	3,710,548
PPL Corp.	96,142	2,608,332
		34,571,045
ELECTRICAL EQUIPMENT — 0.4%
Hubbell, Inc.	9,696	1,731,512
nVent Electric PLC	40,514	1,269,303
		3,000,815
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.5%
Avnet, Inc.	31,294	1,341,887
Corning, Inc.	269,871	8,503,635
National Instruments Corp.	58,773	1,835,481
		11,681,003
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 9.7%
Apartment Income REIT Corp.	70,524	2,933,798
AvalonBay Communities, Inc. REIT	11,326	2,200,076
Boston Properties, Inc. REIT	13,911	1,237,801
Brixmor Property Group, Inc. REIT	65,483	1,323,411
Cousins Properties, Inc. REIT	46,568	1,361,183
CubeSmart REIT	32,822	1,402,156
Douglas Emmett, Inc. REIT	19,367	433,433
Duke Realty Corp. REIT	41,944	2,304,823
EastGroup Properties, Inc. REIT	6,074	937,400
EPR Properties REIT	11,323	531,388
Equity LifeStyle Properties, Inc. REIT	14,234	1,003,070
Equity Residential REIT	45,212	3,265,211
Essex Property Trust, Inc. REIT	6,122	1,600,964
Extra Space Storage, Inc. REIT	18,405	3,131,059
Federal Realty OP LP, REIT	12,680	1,213,983
Security Description	Shares	Value
First Industrial Realty Trust, Inc. REIT	22,815	$ 1,083,256
Gaming and Leisure Properties, Inc. REIT	81,252	3,726,217
Healthcare Trust of America, Inc. Class A REIT	24,280	677,655
Healthpeak Properties, Inc. REIT	65,502	1,697,157
Highwoods Properties, Inc. REIT	46,712	1,597,083
Hudson Pacific Properties, Inc. REIT	17,545	260,368
Iron Mountain, Inc. REIT	41,947	2,042,399
Kilroy Realty Corp. REIT	52,251	2,734,295
Kimco Realty Corp. REIT	110,545	2,185,475
Lamar Advertising Co. Class A REIT	35,178	3,094,609
Life Storage, Inc. REIT	11,722	1,308,879
Medical Properties Trust, Inc. REIT	161,311	2,463,219
National Retail Properties, Inc. REIT	44,526	1,914,618
National Storage Affiliates Trust REIT	13,185	660,173
Omega Healthcare Investors, Inc. REIT	105,646	2,978,161
Rayonier, Inc. REIT	24,991	934,164
Regency Centers Corp. REIT	24,178	1,433,997
Simon Property Group, Inc. REIT	61,351	5,823,437
SL Green Realty Corp. REIT	28,261	1,304,245
Spirit Realty Capital, Inc. REIT	29,504	1,114,661
STORE Capital Corp. REIT	56,516	1,473,937
VICI Properties, Inc. REIT	102,685	3,058,986
Vornado Realty Trust REIT	30,503	872,081
Weyerhaeuser Co. REIT	133,694	4,427,945
WP Carey, Inc. REIT	21,640	1,793,090
		75,539,863
FOOD & STAPLES RETAILING — 1.7%
Albertsons Cos., Inc. Class A	26,643	711,901
Kroger Co.	66,963	3,169,359
Walgreens Boots Alliance, Inc.	253,292	9,599,767
		13,481,027
FOOD PRODUCTS — 4.8%
Archer-Daniels-Midland Co.	57,852	4,489,315
Bunge, Ltd.	17,505	1,587,529
Campbell Soup Co.	45,488	2,185,699
Conagra Brands, Inc.	139,575	4,779,048
Flowers Foods, Inc.	81,473	2,144,369
General Mills, Inc.	47,515	3,585,007
Ingredion, Inc.	22,337	1,969,230
J.M. Smucker Co.	35,218	4,508,256
Kellogg Co.	53,183	3,794,075
Kraft Heinz Co.	68,758	2,622,430
Tyson Foods, Inc. Class A	67,148	5,778,757
		37,443,715
GAS UTILITIES — 0.8%
National Fuel Gas Co.	39,055	2,579,583

See accompanying notes to financial statements.
89

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
UGI Corp.	94,123	$ 3,634,089
		6,213,672
HEALTH CARE PROVIDERS & SERVICES — 2.2%
Cardinal Health, Inc.	122,493	6,402,709
Encompass Health Corp.	30,677	1,719,446
Premier, Inc. Class A	52,935	1,888,721
Quest Diagnostics, Inc.	52,584	6,992,620
		17,003,496
HOTELS, RESTAURANTS & LEISURE — 1.0%
Darden Restaurants, Inc.	48,487	5,484,850
Travel + Leisure Co.	37,422	1,452,722
Wendy's Co.	53,930	1,018,198
		7,955,770
HOUSEHOLD DURABLES — 2.6%
Garmin, Ltd.	38,275	3,760,519
Leggett & Platt, Inc.	59,831	2,068,956
Lennar Corp. Class A	35,533	2,507,564
Lennar Corp. Class B	3,161	185,582
Newell Brands, Inc.	169,695	3,230,993
PulteGroup, Inc.	48,057	1,904,499
Tempur Sealy International, Inc.	58,862	1,257,881
Toll Brothers, Inc.	36,389	1,622,949
Whirlpool Corp.	24,709	3,826,683
		20,365,626
HOUSEHOLD PRODUCTS — 1.4%
Clorox Co.	38,119	5,374,017
Kimberly-Clark Corp.	34,365	4,644,430
Reynolds Consumer Products, Inc.	20,024	546,054
Spectrum Brands Holdings, Inc.	3,270	268,205
		10,832,706
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.5%
AES Corp.	154,760	3,251,507
Brookfield Renewable Corp. Class A	29,411	1,047,326
		4,298,833
INSURANCE — 6.9%
Allstate Corp.	43,139	5,467,005
American Financial Group, Inc.	29,060	4,033,819
Assurant, Inc.	7,801	1,348,403
Assured Guaranty, Ltd.	9,614	536,365
Axis Capital Holdings, Ltd.	30,777	1,757,059
Cincinnati Financial Corp.	51,221	6,094,275
CNA Financial Corp.	6,826	306,487
Erie Indemnity Co. Class A	11,274	2,166,750
Everest Re Group, Ltd.	12,109	3,393,910
Fidelity National Financial, Inc.	120,454	4,451,980
First American Financial Corp.	46,778	2,475,492
Hanover Insurance Group, Inc.	9,086	1,328,827
Hartford Financial Services Group, Inc.	40,523	2,651,420
Kemper Corp.	5,484	262,684
Security Description	Shares	Value
Lincoln National Corp.	28,512	$ 1,333,506
Old Republic International Corp.	127,127	2,842,560
Primerica, Inc.	4,470	535,014
Principal Financial Group, Inc.	31,803	2,124,122
Prudential Financial, Inc.	32,665	3,125,387
Reinsurance Group of America, Inc.	10,558	1,238,348
Unum Group	56,328	1,916,279
Willis Towers Watson PLC	20,535	4,053,404
		53,443,096
INTERNET & DIRECT MARKETING RETAIL — 0.2%
eBay, Inc.	45,181	1,882,692
IT SERVICES — 1.2%
Amdocs, Ltd.	55,009	4,582,800
Broadridge Financial Solutions, Inc.	12,055	1,718,440
Western Union Co.	173,164	2,852,011
		9,153,251
LEISURE EQUIPMENT & PRODUCTS — 0.9%
Brunswick Corp.	20,525	1,341,924
Hasbro, Inc.	35,573	2,912,717
Polaris, Inc. (a)	25,395	2,521,216
		6,775,857
MACHINERY — 4.1%
Allison Transmission Holdings, Inc.	43,463	1,671,152
Crane Holdings Co.	19,348	1,694,111
Cummins, Inc.	38,507	7,452,260
Donaldson Co., Inc.	33,317	1,603,880
Flowserve Corp.	32,541	931,649
Graco, Inc.	15,177	901,665
Lincoln Electric Holdings, Inc.	8,783	1,083,471
PACCAR, Inc.	70,354	5,792,948
Pentair PLC	42,574	1,948,612
Snap-on, Inc.	23,054	4,542,330
Stanley Black & Decker, Inc.	17,121	1,795,308
Timken Co.	21,053	1,116,862
Toro Co.	17,166	1,301,011
		31,835,259
MEDIA — 2.3%
Fox Corp. Class A	36,453	1,172,328
Fox Corp. Class B	21,028	624,532
Interpublic Group of Cos., Inc.	176,778	4,866,698
News Corp. Class A	34,505	537,588
News Corp. Class B	10,685	169,785
Nexstar Media Group, Inc. Class A	9,695	1,579,122
Omnicom Group, Inc.	91,488	5,819,552
Paramount Global Class A	3,424	93,338
Paramount Global Class B	136,062	3,358,010
		18,220,953
METALS & MINING — 1.4%
Nucor Corp.	37,404	3,905,352
Reliance Steel & Aluminum Co.	19,002	3,227,680
Southern Copper Corp.	19,759	984,196

See accompanying notes to financial statements.
90

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Steel Dynamics, Inc.	45,330	$ 2,998,579
		11,115,807
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.0%
AGNC Investment Corp. REIT	203,555	2,253,354
Annaly Capital Management, Inc. REIT	700,517	4,140,055
New Residential Investment Corp. REIT	191,778	1,787,371
		8,180,780
MULTI-UTILITIES — 2.6%
Ameren Corp.	23,328	2,107,918
CMS Energy Corp.	51,980	3,508,650
Consolidated Edison, Inc.	35,507	3,376,716
DTE Energy Co.	47,938	6,076,142
NiSource, Inc.	91,098	2,686,480
WEC Energy Group, Inc.	25,524	2,568,735
		20,324,641
MULTILINE RETAIL — 1.3%
Kohl's Corp.	57,528	2,053,174
Macy's, Inc.	127,956	2,344,154
Target Corp.	42,048	5,938,439
		10,335,767
OIL, GAS & CONSUMABLE FUELS — 7.0%
Antero Midstream Corp.	151,143	1,367,844
Chesapeake Energy Corp. (a)	50,032	4,057,595
DTE Midstream LLC	32,117	1,574,375
Enviva, Inc.	12,170	696,368
Kinder Morgan, Inc.	241,811	4,052,752
Marathon Petroleum Corp.	93,197	7,661,725
ONEOK, Inc.	151,133	8,387,882
Ovintiv, Inc.	30,296	1,338,780
Phillips 66	151,369	12,410,744
Valero Energy Corp.	95,731	10,174,291
Williams Cos., Inc.	104,174	3,251,271
		54,973,627
PAPER & FOREST PRODUCTS — 0.1%
Louisiana-Pacific Corp.	20,900	1,095,369
PHARMACEUTICALS — 1.4%
Organon & Co.	114,243	3,855,701
Perrigo Co. PLC	34,259	1,389,888
Viatris, Inc.	544,802	5,704,077
		10,949,666
PROFESSIONAL SERVICES — 1.1%
Booz Allen Hamilton Holding Corp.	17,585	1,588,981
ManpowerGroup, Inc.	23,093	1,764,536
Robert Half International, Inc.	37,567	2,813,393
Science Applications International Corp.	25,033	2,330,572
		8,497,482
ROAD & RAIL — 0.3%
Ryder System, Inc.	22,156	1,574,405
Security Description	Shares	Value
Schneider National, Inc. Class B	17,975	$ 402,281
		1,976,686
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
Skyworks Solutions, Inc.	72,312	6,698,984
SOFTWARE — 0.7%
Dolby Laboratories, Inc. Class A	14,787	1,058,158
NortonLifeLock, Inc.	203,757	4,474,503
		5,532,661
SPECIALTY RETAIL — 3.2%
Advance Auto Parts, Inc.	27,437	4,749,070
Bath & Body Works, Inc.	87,880	2,365,730
Best Buy Co., Inc.	90,393	5,892,720
Dick's Sporting Goods, Inc. (a)	24,966	1,881,688
Gap, Inc.	88,914	732,651
Penske Automotive Group, Inc.	12,256	1,283,081
Ross Stores, Inc.	30,583	2,147,844
Tractor Supply Co.	11,458	2,221,133
Williams-Sonoma, Inc.	31,275	3,469,961
		24,743,878
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.8%
Hewlett Packard Enterprise Co.	584,010	7,743,973
HP, Inc.	473,922	15,535,163
NetApp, Inc.	100,043	6,526,805
		29,805,941
TEXTILES, APPAREL & LUXURY GOODS — 1.9%
Carter's, Inc.	17,694	1,247,073
Columbia Sportswear Co.	10,866	777,788
Hanesbrands, Inc.	156,655	1,611,980
Ralph Lauren Corp.	20,546	1,841,949
Tapestry, Inc.	118,721	3,623,365
VF Corp.	131,260	5,797,754
		14,899,909
THRIFTS & MORTGAGE FINANCE — 0.4%
MGIC Investment Corp.	138,403	1,743,878
New York Community Bancorp, Inc. (a)	130,173	1,188,479
TFS Financial Corp.	6,230	85,538
UWM Holdings Corp.	14,320	50,693
		3,068,588
TRADING COMPANIES & DISTRIBUTORS — 1.1%
Air Lease Corp.	22,686	758,393
Fastenal Co.	53,129	2,652,200
MSC Industrial Direct Co., Inc. Class A	20,777	1,560,560
Watsco, Inc.	14,811	3,537,163
		8,508,316

See accompanying notes to financial statements.
91

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
WATER UTILITIES — 0.2%
Essential Utilities, Inc.	29,112	$ 1,334,785
TOTAL COMMON STOCKS (Cost $788,020,840)		777,452,549
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (b) (c)	364,902	364,865
State Street Navigator Securities Lending Portfolio II (d) (e)	6,810,858	6,810,858
TOTAL SHORT-TERM INVESTMENTS (Cost $7,175,723)		7,175,723
TOTAL INVESTMENTS — 100.6% (Cost $795,196,563)		784,628,272
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(4,796,391)
NET ASSETS — 100.0%		$ 779,831,881

(a)	All or a portion of the shares of the security are on loan at June 30, 2022.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	10	09/16/2022	$1,872,912	$1,894,750	$21,838

During the period ended June 30, 2022, average notional value related to futures contracts was $1,998,703.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$777,452,549	$—	$—	$777,452,549
Short-Term Investments	7,175,723	—	—	7,175,723
TOTAL INVESTMENTS	$784,628,272	$—	$—	$784,628,272
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$ 21,838	$—	$—	$ 21,838
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 21,838	$—	$—	$ 21,838
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$ 784,650,110	$—	$—	$ 784,650,110
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
92

SPDR SERIES TRUST
SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Corp.	31,020	$2,552,326	$ 931,218	$ 2,860,981	$(652,248)	$29,685	—	$ —	$57,197
State Street Institutional Liquid Reserves Fund, Premier Class	1,526,114	1,526,572	36,871,402	38,032,115	(931)	(63)	364,902	364,865	4,201
State Street Navigator Securities Lending Portfolio II	—	—	45,750,340	38,939,482	—	—	6,810,858	6,810,858	3,613
Total		$4,078,898	$83,552,960	$79,832,578	$(653,179)	$29,622		$7,175,723	$ 65,011
See accompanying notes to financial statements.
93

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.7%
Axon Enterprise, Inc. (a)	100,031	$ 9,319,888
AIR FREIGHT & LOGISTICS — 0.5%
GXO Logistics, Inc. (a)	143,046	6,189,600
AUTO COMPONENTS — 0.7%
Fox Factory Holding Corp. (a)	59,267	4,773,364
Gentex Corp.	176,621	4,940,090
		9,713,454
BANKS — 6.1%
Bank of Hawaii Corp.	23,831	1,773,026
Bank OZK	74,559	2,798,199
Cathay General Bancorp	41,616	1,629,266
Commerce Bancshares, Inc.	77,768	5,105,469
Cullen/Frost Bankers, Inc.	44,921	5,231,051
East West Bancorp, Inc.	199,806	12,947,429
First Financial Bankshares, Inc.	180,580	7,091,377
Glacier Bancorp, Inc.	152,674	7,239,801
Hancock Whitney Corp.	55,001	2,438,194
Home BancShares, Inc.	98,399	2,043,747
PacWest Bancorp	165,057	4,400,420
Pinnacle Financial Partners, Inc.	107,599	7,780,484
Synovus Financial Corp.	81,608	2,941,968
UMB Financial Corp.	60,655	5,222,396
Umpqua Holdings Corp.	112,365	1,884,361
Webster Financial Corp.	103,873	4,378,247
Wintrust Financial Corp.	42,423	3,400,203
		78,305,638
BEVERAGES — 0.2%
Boston Beer Co., Inc. Class A (a) (b)	7,978	2,417,095
BIOTECHNOLOGY — 3.0%
Arrowhead Pharmaceuticals, Inc. (a)	148,905	5,242,945
Exelixis, Inc. (a)	239,418	4,984,683
Halozyme Therapeutics, Inc. (a)	194,323	8,550,212
Neurocrine Biosciences, Inc. (a)	134,579	13,118,761
United Therapeutics Corp. (a)	30,581	7,206,107
		39,102,708
BUILDING PRODUCTS — 3.9%
Builders FirstSource, Inc. (a)	243,381	13,069,560
Carlisle Cos., Inc.	72,855	17,383,932
Lennox International, Inc.	26,935	5,564,502
Simpson Manufacturing Co., Inc.	61,217	6,159,042
Trex Co., Inc. (a)	159,456	8,677,595
		50,854,631
CAPITAL MARKETS — 3.2%
Affiliated Managers Group, Inc.	54,513	6,356,216
Evercore, Inc. Class A	57,080	5,343,259
Federated Hermes, Inc. (b)	60,558	1,925,139
Interactive Brokers Group, Inc. Class A	76,295	4,196,988
Security Description	Shares	Value
Janus Henderson Group PLC	109,533	$ 2,575,121
Jefferies Financial Group, Inc.	269,281	7,437,541
SEI Investments Co.	87,683	4,736,636
Stifel Financial Corp.	150,074	8,407,145
		40,978,045
CHEMICALS — 3.2%
Ashland Global Holdings, Inc.	30,606	3,153,948
Avient Corp.	128,821	5,163,146
Ingevity Corp. (a)	29,725	1,876,837
Olin Corp.	195,500	9,047,740
RPM International, Inc.	93,120	7,330,406
Scotts Miracle-Gro Co. (b)	57,092	4,509,697
Sensient Technologies Corp.	33,727	2,717,047
Valvoline, Inc.	250,451	7,220,502
		41,019,323
COMMERCIAL SERVICES & SUPPLIES — 1.6%
Clean Harbors, Inc. (a)	41,533	3,641,198
IAA, Inc. (a)	102,285	3,351,879
MSA Safety, Inc.	26,217	3,174,092
Tetra Tech, Inc.	75,583	10,320,859
		20,488,028
COMMUNICATIONS EQUIPMENT — 0.9%
Calix, Inc. (a)	78,250	2,671,455
Ciena Corp. (a)	134,743	6,157,755
Lumentum Holdings, Inc. (a)	43,647	3,466,445
		12,295,655
CONSTRUCTION & ENGINEERING — 0.9%
Dycom Industries, Inc. (a)	16,544	1,539,254
MasTec, Inc. (a)	40,962	2,935,337
Valmont Industries, Inc.	29,996	6,738,001
		11,212,592
CONSTRUCTION MATERIALS — 0.5%
Eagle Materials, Inc.	55,646	6,117,721
CONSUMER FINANCE — 0.7%
Navient Corp.	207,835	2,907,611
SLM Corp.	378,370	6,031,218
		8,938,829
CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc.	42,698	4,406,861
DIVERSIFIED CONSUMER SERVICES — 1.5%
H&R Block, Inc.	103,154	3,643,399
Service Corp. International	223,628	15,457,168
		19,100,567
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Iridium Communications, Inc. (a)	95,327	3,580,482
ELECTRIC UTILITIES — 0.3%
OGE Energy Corp.	104,280	4,021,037
ELECTRICAL EQUIPMENT — 2.0%
Acuity Brands, Inc.	48,608	7,487,577

See accompanying notes to financial statements.
94

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Hubbell, Inc.	40,747	$ 7,276,599
nVent Electric PLC	139,849	4,381,469
Regal Rexnord Corp.	40,040	4,545,341
Vicor Corp. (a) (b)	30,344	1,660,727
		25,351,713
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Cognex Corp.	153,836	6,541,107
Coherent, Inc. (a)	34,962	9,307,583
II-VI, Inc. (a) (b)	71,802	3,658,312
Jabil, Inc.	87,361	4,473,757
Littelfuse, Inc.	21,575	5,480,913
National Instruments Corp.	98,497	3,076,061
		32,537,733
ENERGY EQUIPMENT & SERVICES — 0.2%
ChampionX Corp.	134,677	2,673,338
ENTERTAINMENT — 0.2%
World Wrestling Entertainment, Inc. Class A (b)	38,202	2,387,243
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.5%
American Campus Communities, Inc. REIT	107,937	6,958,698
Apartment Income REIT Corp.	103,889	4,321,782
Brixmor Property Group, Inc. REIT	232,056	4,689,852
Douglas Emmett, Inc. REIT	113,657	2,543,644
EastGroup Properties, Inc. REIT	58,600	9,043,738
First Industrial Realty Trust, Inc. REIT	128,273	6,090,402
Healthcare Realty Trust, Inc. REIT	100,375	2,730,200
Independence Realty Trust, Inc. REIT	310,668	6,440,148
Lamar Advertising Co. Class A REIT	80,944	7,120,644
Life Storage, Inc. REIT	118,844	13,270,121
National Retail Properties, Inc. REIT	111,211	4,782,073
National Storage Affiliates Trust REIT	118,279	5,922,230
PotlatchDeltic Corp. REIT	42,957	1,898,270
PS Business Parks, Inc. REIT	17,840	3,338,756
Rayonier, Inc. REIT	123,616	4,620,766
Rexford Industrial Realty, Inc. REIT	232,477	13,388,350
		97,159,674
FOOD PRODUCTS — 1.4%
Darling Ingredients, Inc. (a)	227,828	13,624,114
Lancaster Colony Corp.	13,327	1,716,251
Sanderson Farms, Inc.	14,069	3,032,292
		18,372,657
GAS UTILITIES — 0.3%
National Fuel Gas Co.	66,986	4,424,425
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 4.7%
Enovis Corp. (a)	27,133	$ 1,492,315
Globus Medical, Inc. Class A (a)	66,792	3,749,703
ICU Medical, Inc. (a)	13,266	2,180,798
Inari Medical, Inc. (a) (b)	47,787	3,249,038
Integra LifeSciences Holdings Corp. (a)	51,226	2,767,741
LivaNova PLC (a)	45,196	2,823,394
Masimo Corp. (a)	71,908	9,396,218
Neogen Corp. (a)	88,025	2,120,522
Penumbra, Inc. (a)	49,908	6,214,544
QuidelOrtho Corp. (a)	70,477	6,848,955
Shockwave Medical, Inc. (a)	50,392	9,633,439
STAAR Surgical Co. (a)	67,351	4,777,206
Tandem Diabetes Care, Inc. (a)	90,109	5,333,552
		60,587,425
HEALTH CARE PROVIDERS & SERVICES — 2.2%
Chemed Corp.	12,036	5,649,578
HealthEquity, Inc. (a)	79,661	4,890,389
Option Care Health, Inc. (a)	195,447	5,431,472
Progyny, Inc. (a)	61,812	1,795,639
R1 RCM, Inc. (a)	108,976	2,284,137
Tenet Healthcare Corp. (a)	151,701	7,973,404
		28,024,619
HOTELS, RESTAURANTS & LEISURE — 3.7%
Boyd Gaming Corp.	112,418	5,592,796
Choice Hotels International, Inc.	31,402	3,505,405
Churchill Downs, Inc.	48,204	9,232,512
Light & Wonder, Inc. Class A (a)	134,451	6,317,852
Marriott Vacations Worldwide Corp.	26,208	3,045,370
Papa John's International, Inc.	44,814	3,742,865
Six Flags Entertainment Corp. (a)	53,099	1,152,248
Texas Roadhouse, Inc.	57,449	4,205,267
Wendy's Co.	123,879	2,338,836
Wingstop, Inc. (b)	42,018	3,141,686
Wyndham Hotels & Resorts, Inc.	84,182	5,532,441
		47,807,278
HOUSEHOLD DURABLES — 1.4%
Helen of Troy, Ltd. (a) (b)	33,510	5,442,359
Tempur Sealy International, Inc.	246,786	5,273,817
TopBuild Corp. (a)	46,350	7,747,866
		18,464,042
INSURANCE — 1.9%
American Financial Group, Inc.	43,839	6,085,292
First American Financial Corp.	69,417	3,673,548
Kinsale Capital Group, Inc.	30,343	6,967,966
Primerica, Inc.	33,532	4,013,445
RLI Corp.	33,654	3,923,720
		24,663,971

See accompanying notes to financial statements.
95

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 0.5%
TripAdvisor, Inc. (a)	59,315	$ 1,055,807
Ziff Davis, Inc. (a) (b)	66,473	4,954,233
		6,010,040
IT SERVICES — 2.2%
Concentrix Corp.	60,586	8,217,885
Euronet Worldwide, Inc. (a)	24,187	2,432,970
Genpact, Ltd.	158,432	6,711,180
MAXIMUS, Inc.	87,256	5,454,373
Sabre Corp. (a) (b)	220,674	1,286,529
WEX, Inc. (a)	27,232	4,236,210
		28,339,147
LEISURE EQUIPMENT & PRODUCTS — 2.1%
Brunswick Corp.	106,424	6,958,001
Mattel, Inc. (a)	496,458	11,085,907
Polaris, Inc. (b)	33,777	3,353,380
YETI Holdings, Inc. (a)	121,132	5,241,382
		26,638,670
LIFE SCIENCES TOOLS & SERVICES — 3.6%
Azenta, Inc.	105,449	7,602,873
Bruker Corp.	140,818	8,837,738
Medpace Holdings, Inc. (a)	37,881	5,669,649
Repligen Corp. (a)	72,645	11,797,548
Sotera Health Co. (a) (b)	105,800	2,072,622
Syneos Health, Inc. (a)	144,499	10,357,688
		46,338,118
MACHINERY — 4.5%
Chart Industries, Inc. (a) (b)	50,469	8,447,501
Crane Holdings Co.	32,776	2,869,867
Donaldson Co., Inc.	88,974	4,283,208
Esab Corp.	25,997	1,137,369
Graco, Inc.	143,587	8,530,504
ITT, Inc.	65,666	4,415,382
Lincoln Electric Holdings, Inc.	47,398	5,847,017
Middleby Corp. (a)	48,993	6,141,762
Toro Co.	147,268	11,161,442
Watts Water Technologies, Inc. Class A	38,839	4,770,983
		57,605,035
MEDIA — 1.0%
Cable One, Inc.	4,071	5,248,822
John Wiley & Sons, Inc. Class A	30,572	1,460,119
New York Times Co. Class A	136,425	3,806,257
TEGNA, Inc.	137,059	2,874,127
		13,389,325
METALS & MINING — 2.9%
Alcoa Corp.	103,593	4,721,769
Cleveland-Cliffs, Inc. (a)	673,178	10,346,746
Royal Gold, Inc.	55,527	5,929,173
Steel Dynamics, Inc.	252,501	16,702,941
		37,700,629
Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 4.4%
Antero Midstream Corp.	457,005	$ 4,135,895
CNX Resources Corp. (a)	128,885	2,121,447
DTE Midstream LLC	57,219	2,804,875
Matador Resources Co.	156,407	7,287,002
Murphy Oil Corp.	205,687	6,209,691
PDC Energy, Inc.	134,382	8,279,275
Range Resources Corp. (a)	251,420	6,222,645
Targa Resources Corp.	321,112	19,160,753
		56,221,583
PAPER & FOREST PRODUCTS — 0.5%
Louisiana-Pacific Corp.	115,454	6,050,944
PROFESSIONAL SERVICES — 2.1%
ASGN, Inc. (a)	71,812	6,481,033
FTI Consulting, Inc. (a)	48,591	8,787,683
Insperity, Inc.	50,322	5,023,645
KBR, Inc.	128,462	6,216,276
		26,508,637
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Jones Lang LaSalle, Inc. (a)	33,630	5,880,542
ROAD & RAIL — 1.5%
Avis Budget Group, Inc. (a)	48,264	7,098,669
Landstar System, Inc.	33,959	4,938,318
Saia, Inc. (a)	37,232	6,999,616
		19,036,603
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.3%
Amkor Technology, Inc.	57,589	976,134
Cirrus Logic, Inc. (a)	38,730	2,809,474
CMC Materials, Inc.	26,932	4,699,365
First Solar, Inc. (a)	82,137	5,595,994
Lattice Semiconductor Corp. (a)	193,819	9,400,222
MKS Instruments, Inc.	42,962	4,409,190
Power Integrations, Inc.	82,006	6,151,270
Semtech Corp. (a)	59,952	3,295,561
Silicon Laboratories, Inc. (a)	51,477	7,218,105
SiTime Corp. (a)	21,891	3,568,890
SunPower Corp. (a) (b)	117,503	1,857,722
Synaptics, Inc. (a)	55,668	6,571,607
Universal Display Corp.	61,127	6,182,385
Wolfspeed, Inc. (a)	95,700	6,072,165
		68,808,084
SOFTWARE — 5.3%
ACI Worldwide, Inc. (a)	77,559	2,008,002
Aspen Technology, Inc. (a)	39,440	7,244,339
Blackbaud, Inc. (a)	41,637	2,417,861
CDK Global, Inc.	77,215	4,229,066
CommVault Systems, Inc. (a)	40,779	2,564,999
Envestnet, Inc. (a)	41,203	2,174,282
Fair Isaac Corp. (a)	21,158	8,482,242
Manhattan Associates, Inc. (a)	88,922	10,190,461
Paylocity Holding Corp. (a) (b)	55,876	9,745,892
Qualys, Inc. (a)	47,025	5,931,733

See accompanying notes to financial statements.
96

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
SailPoint Technologies Holding, Inc. (a)	132,754	$ 8,321,021
Teradata Corp. (a)	147,160	5,446,392
		68,756,290
SPECIALTY RETAIL — 3.6%
American Eagle Outfitters, Inc. (b)	90,301	1,009,565
AutoNation, Inc. (a)	23,488	2,625,019
Dick's Sporting Goods, Inc. (b)	81,615	6,151,323
Five Below, Inc. (a)	78,226	8,873,175
GameStop Corp. Class A (a) (b)	87,104	10,652,819
RH (a)	24,778	5,259,378
Victoria's Secret & Co. (a)	46,767	1,308,073
Williams-Sonoma, Inc. (b)	98,657	10,945,994
		46,825,346
TEXTILES, APPAREL & LUXURY GOODS — 2.0%
Capri Holdings, Ltd. (a)	126,759	5,198,387
Columbia Sportswear Co.	24,857	1,779,264
Crocs, Inc. (a)	86,553	4,212,535
Deckers Outdoor Corp. (a)	38,386	9,801,865
Skechers U.S.A., Inc. Class A (a)	89,054	3,168,541
Under Armour, Inc. Class A (a)	114,059	950,111
Under Armour, Inc. Class C (a)	122,520	928,702
		26,039,405
TRADING COMPANIES & DISTRIBUTORS — 0.6%
Watsco, Inc.	30,855	7,368,791
WATER UTILITIES — 0.7%
Essential Utilities, Inc.	203,938	9,350,557
TOTAL COMMON STOCKS (Cost $1,571,753,874)		1,287,384,018
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (c) (d)	1,368,755	$ 1,368,618
State Street Navigator Securities Lending Portfolio II (e) (f)	20,113,455	20,113,455
TOTAL SHORT-TERM INVESTMENTS (Cost $21,482,073)		21,482,073
TOTAL INVESTMENTS — 101.5% (Cost $1,593,235,947)		1,308,866,091
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(19,317,261)
NET ASSETS — 100.0%		$ 1,289,548,830
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,287,384,018	$—	$—	$1,287,384,018
Short-Term Investments	21,482,073	—	—	21,482,073
TOTAL INVESTMENTS	$1,308,866,091	$—	$—	$1,308,866,091
See accompanying notes to financial statements.
97

SPDR SERIES TRUST
SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	920,301	$ 920,577	$ 84,034,445	$ 83,587,081	$677	$—	1,368,755	$ 1,368,618	$ 3,316
State Street Navigator Securities Lending Portfolio II	29,341,733	29,341,733	424,933,764	434,162,042	—	—	20,113,455	20,113,455	226,077
Total		$30,262,310	$508,968,209	$517,749,123	$677	$—		$21,482,073	$229,393
See accompanying notes to financial statements.
98

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.8%
Curtiss-Wright Corp.	53,908	$ 7,119,091
Hexcel Corp.	117,323	6,137,166
Mercury Systems, Inc. (a)	80,913	5,205,133
Woodward, Inc.	85,054	7,866,644
		26,328,034
AIRLINES — 0.3%
JetBlue Airways Corp. (a)	449,535	3,762,608
AUTO COMPONENTS — 2.1%
Adient PLC (a)	132,346	3,921,412
Dana, Inc.	201,872	2,840,339
Gentex Corp.	152,998	4,279,354
Goodyear Tire & Rubber Co. (a)	394,395	4,223,970
Lear Corp.	83,663	10,532,335
Visteon Corp. (a)	39,117	4,051,739
		29,849,149
AUTOMOBILES — 0.9%
Harley-Davidson, Inc. (b)	206,726	6,544,945
Thor Industries, Inc. (b)	76,565	5,721,703
		12,266,648
BANKS — 7.8%
Associated Banc-Corp.	208,520	3,807,575
Bank of Hawaii Corp.	32,287	2,402,153
Bank OZK	83,932	3,149,968
Cadence Bank	257,333	6,042,179
Cathay General Bancorp	63,350	2,480,152
Commerce Bancshares, Inc.	77,047	5,058,136
Cullen/Frost Bankers, Inc.	35,081	4,085,182
First Horizon Corp.	747,984	16,350,930
FNB Corp.	474,253	5,150,388
Fulton Financial Corp.	225,736	3,261,885
Hancock Whitney Corp.	66,847	2,963,328
Home BancShares, Inc.	167,191	3,472,557
International Bancshares Corp.	74,780	2,997,182
Old National Bancorp	407,528	6,027,339
Prosperity Bancshares, Inc.	129,211	8,821,235
Synovus Financial Corp.	122,240	4,406,752
Texas Capital Bancshares, Inc. (a)	70,417	3,706,751
Umpqua Holdings Corp.	190,976	3,202,668
United Bankshares, Inc.	188,865	6,623,496
Valley National Bancorp	587,852	6,119,539
Washington Federal, Inc.	91,354	2,742,447
Webster Financial Corp.	146,170	6,161,065
Wintrust Financial Corp.	40,114	3,215,137
		112,248,044
BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a) (b)	5,331	1,615,133
BIOTECHNOLOGY — 0.8%
Exelixis, Inc. (a)	211,410	4,401,556
Security Description	Shares	Value
United Therapeutics Corp. (a)	33,025	$ 7,782,011
		12,183,567
BUILDING PRODUCTS — 1.0%
Lennox International, Inc.	19,451	4,018,382
Owens Corning	135,310	10,054,886
		14,073,268
CAPITAL MARKETS — 0.8%
Federated Hermes, Inc.	68,122	2,165,598
Interactive Brokers Group, Inc. Class A	46,475	2,556,590
Janus Henderson Group PLC	125,482	2,950,082
SEI Investments Co.	59,878	3,234,610
		10,906,880
CHEMICALS — 2.3%
Ashland Global Holdings, Inc.	40,524	4,175,998
Cabot Corp.	79,371	5,063,076
Chemours Co.	218,015	6,980,840
Ingevity Corp. (a)	24,891	1,571,618
Minerals Technologies, Inc.	45,613	2,797,902
NewMarket Corp.	9,350	2,813,976
RPM International, Inc.	88,764	6,987,502
Sensient Technologies Corp.	24,891	2,005,219
		32,396,131
COMMERCIAL SERVICES & SUPPLIES — 1.5%
Brink's Co.	65,993	4,006,435
Clean Harbors, Inc. (a)	28,759	2,521,301
IAA, Inc. (a)	86,845	2,845,911
MillerKnoll, Inc.	105,117	2,761,424
MSA Safety, Inc.	24,828	3,005,926
Stericycle, Inc. (a)	128,533	5,636,172
		20,777,169
COMMUNICATIONS EQUIPMENT — 0.8%
Ciena Corp. (a)	78,968	3,608,837
Lumentum Holdings, Inc. (a)	53,188	4,224,191
Viasat, Inc. (a)	103,906	3,182,641
		11,015,669
CONSTRUCTION & ENGINEERING — 2.7%
AECOM	198,035	12,915,843
Dycom Industries, Inc. (a)	25,391	2,362,379
EMCOR Group, Inc.	71,730	7,385,321
Fluor Corp. (a)	198,463	4,830,589
MasTec, Inc. (a)	38,740	2,776,108
MDU Resources Group, Inc.	284,414	7,676,334
		37,946,574
CONSUMER FINANCE — 0.3%
FirstCash Holdings, Inc.	55,269	3,841,748
CONTAINERS & PACKAGING — 1.4%
AptarGroup, Inc.	49,197	5,077,622
Greif, Inc. Class A	37,413	2,333,823
Silgan Holdings, Inc.	117,745	4,868,756

See accompanying notes to financial statements.
99

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Sonoco Products Co.	135,793	$ 7,745,633
		20,025,834
DIVERSIFIED CONSUMER SERVICES — 0.8%
Graham Holdings Co. Class B	5,405	3,063,770
Grand Canyon Education, Inc. (a)	45,344	4,270,951
H&R Block, Inc.	120,881	4,269,517
		11,604,238
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Voya Financial, Inc. (b)	143,343	8,533,209
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Iridium Communications, Inc. (a)	84,339	3,167,773
ELECTRIC UTILITIES — 2.6%
ALLETE, Inc.	79,915	4,697,404
Hawaiian Electric Industries, Inc.	152,571	6,240,154
IDACORP, Inc.	70,602	7,478,164
OGE Energy Corp.	176,415	6,802,562
PNM Resources, Inc.	119,930	5,730,255
Portland General Electric Co.	123,500	5,968,755
		36,917,294
ELECTRICAL EQUIPMENT — 1.8%
EnerSys	58,006	3,420,034
Hubbell, Inc.	34,306	6,126,365
nVent Electric PLC	94,394	2,957,364
Regal Rexnord Corp.	54,109	6,142,454
Sunrun, Inc. (a)	294,724	6,884,753
		25,530,970
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.0%
Arrow Electronics, Inc. (a)	92,014	10,313,849
Avnet, Inc.	136,979	5,873,660
Belden, Inc.	61,349	3,268,061
Cognex Corp.	89,220	3,793,634
II-VI, Inc. (a) (b)	77,466	3,946,893
IPG Photonics Corp. (a)	48,754	4,589,214
Jabil, Inc.	110,882	5,678,267
Littelfuse, Inc.	13,206	3,354,852
National Instruments Corp.	86,709	2,707,922
TD SYNNEX Corp.	57,971	5,281,158
Vishay Intertechnology, Inc.	185,619	3,307,731
Vontier Corp.	225,860	5,192,522
		57,307,763
ENERGY EQUIPMENT & SERVICES — 0.9%
ChampionX Corp.	149,999	2,977,480
Nov, Inc.	550,311	9,305,759
		12,283,239
ENTERTAINMENT — 0.1%
World Wrestling Entertainment, Inc. Class A (b)	22,462	1,403,650
Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 9.9%
American Campus Communities, Inc. REIT	87,879	$ 5,665,559
Apartment Income REIT Corp.	116,767	4,857,507
Brixmor Property Group, Inc. REIT	188,198	3,803,482
Corporate Office Properties Trust REIT	156,966	4,110,940
Cousins Properties, Inc. REIT	207,834	6,074,988
Douglas Emmett, Inc. REIT	133,160	2,980,121
EPR Properties REIT	104,933	4,924,506
First Industrial Realty Trust, Inc. REIT	56,667	2,690,549
Healthcare Realty Trust, Inc. REIT	112,732	3,066,310
Highwoods Properties, Inc. REIT	146,366	5,004,253
Hudson Pacific Properties, Inc. REIT	202,803	3,009,596
JBG SMITH Properties REIT	152,465	3,604,273
Kilroy Realty Corp. REIT	147,176	7,701,720
Kite Realty Group Trust REIT	305,575	5,283,392
Lamar Advertising Co. Class A REIT	41,308	3,633,865
Macerich Co. REIT	300,761	2,619,628
Medical Properties Trust, Inc. REIT	836,946	12,780,165
National Retail Properties, Inc. REIT	134,947	5,802,721
Omega Healthcare Investors, Inc. REIT (b)	327,810	9,240,964
Park Hotels & Resorts, Inc. REIT	324,168	4,398,960
Pebblebrook Hotel Trust REIT	183,673	3,043,462
Physicians Realty Trust REIT	315,964	5,513,572
PotlatchDeltic Corp. REIT	54,358	2,402,080
PS Business Parks, Inc. REIT	10,275	1,922,966
Rayonier, Inc. REIT	81,345	3,040,676
Sabra Health Care REIT, Inc.	323,649	4,521,376
SL Green Realty Corp. REIT (b)	89,454	4,128,302
Spirit Realty Capital, Inc. REIT	188,322	7,114,805
STORE Capital Corp. REIT	351,859	9,176,483
		142,117,221
FOOD & STAPLES RETAILING — 2.8%
BJ's Wholesale Club Holdings, Inc. (a)	188,128	11,724,137
Casey's General Stores, Inc.	52,032	9,624,879
Grocery Outlet Holding Corp. (a)	122,260	5,211,944
Performance Food Group Co. (a)	216,923	9,974,119
Sprouts Farmers Market, Inc. (a)	153,671	3,890,950
		40,426,029
FOOD PRODUCTS — 2.2%
Flowers Foods, Inc.	279,315	7,351,571

See accompanying notes to financial statements.
100

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Hain Celestial Group, Inc. (a)	124,248	$ 2,949,647
Ingredion, Inc.	92,287	8,136,022
Lancaster Colony Corp.	14,217	1,830,865
Pilgrim's Pride Corp. (a)	66,240	2,068,675
Post Holdings, Inc. (a)	78,351	6,452,205
Sanderson Farms, Inc.	15,643	3,371,536
		32,160,521
GAS UTILITIES — 2.9%
National Fuel Gas Co.	61,317	4,049,988
New Jersey Resources Corp.	134,713	5,998,770
ONE Gas, Inc.	75,830	6,156,638
Southwest Gas Holdings, Inc.	93,770	8,165,491
Spire, Inc.	73,140	5,439,422
UGI Corp.	293,978	11,350,490
		41,160,799
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Enovis Corp. (a)	38,902	2,139,610
Envista Holdings Corp. (a)	228,106	8,791,205
Globus Medical, Inc. Class A (a)	44,374	2,491,156
Haemonetics Corp. (a)	71,411	4,654,569
ICU Medical, Inc. (a)	14,959	2,459,110
Integra LifeSciences Holdings Corp. (a)	48,477	2,619,212
LivaNova PLC (a)	29,986	1,873,226
Neogen Corp. (a)	63,895	1,539,231
NuVasive, Inc. (a)	72,299	3,554,219
		30,121,538
HEALTH CARE PROVIDERS & SERVICES — 2.9%
Acadia Healthcare Co., Inc. (a)	126,944	8,585,223
Amedisys, Inc. (a)	45,637	4,797,362
Chemed Corp.	9,006	4,227,326
Encompass Health Corp.	139,486	7,818,190
HealthEquity, Inc. (a)	38,941	2,390,588
LHC Group, Inc. (a)	43,551	6,782,633
Patterson Cos., Inc.	121,460	3,680,238
Progyny, Inc. (a)	36,387	1,057,042
R1 RCM, Inc. (a)	79,153	1,659,047
		40,997,649
HOTELS, RESTAURANTS & LEISURE — 1.5%
Choice Hotels International, Inc.	14,494	1,617,965
Cracker Barrel Old Country Store, Inc. (b)	32,642	2,725,281
Marriott Vacations Worldwide Corp.	31,982	3,716,308
Six Flags Entertainment Corp. (a)	55,623	1,207,019
Texas Roadhouse, Inc.	37,709	2,760,299
Travel + Leisure Co.	118,662	4,606,459
Wendy's Co.	120,193	2,269,244
Wyndham Hotels & Resorts, Inc.	44,604	2,931,375
		21,833,950
Security Description	Shares	Value
HOUSEHOLD DURABLES — 1.4%
KB Home	121,688	$ 3,463,240
Leggett & Platt, Inc.	187,044	6,467,982
Taylor Morrison Home Corp. (a)	167,818	3,920,229
Toll Brothers, Inc.	154,695	6,899,397
		20,750,848
HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc.	92,267	2,615,769
INSURANCE — 6.9%
Alleghany Corp. (a)	18,773	15,639,786
American Financial Group, Inc.	49,189	6,827,925
Brighthouse Financial, Inc. (a)	105,017	4,307,797
CNO Financial Group, Inc.	162,557	2,940,656
First American Financial Corp.	81,376	4,306,418
Hanover Insurance Group, Inc.	49,869	7,293,341
Kemper Corp.	84,047	4,025,851
Mercury General Corp.	36,614	1,622,000
Old Republic International Corp.	400,266	8,949,948
Primerica, Inc.	20,492	2,452,688
Reinsurance Group of America, Inc.	93,776	10,998,987
RenaissanceRe Holdings, Ltd.	61,872	9,674,925
RLI Corp.	22,470	2,619,777
Selective Insurance Group, Inc.	84,519	7,348,082
Unum Group	280,269	9,534,752
		98,542,933
INTERACTIVE MEDIA & SERVICES — 0.1%
TripAdvisor, Inc. (a)	81,020	1,442,156
IT SERVICES — 2.0%
Bread Financial Holdings, Inc.	69,924	2,591,384
Euronet Worldwide, Inc. (a)	46,797	4,707,310
Genpact, Ltd.	81,103	3,435,523
Kyndryl Holdings, Inc. (a)	251,245	2,457,176
Sabre Corp. (a) (b)	236,407	1,378,253
Western Union Co.	541,388	8,916,660
WEX, Inc. (a)	35,823	5,572,626
		29,058,932
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Callaway Golf Co. (a) (b)	163,960	3,344,784
Polaris, Inc. (b)	44,338	4,401,877
		7,746,661
LIFE SCIENCES TOOLS & SERVICES — 0.0% (c)
Sotera Health Co. (a) (b)	33,278	651,916
MACHINERY — 4.0%
AGCO Corp.	85,186	8,407,858
Crane Holdings Co.	34,045	2,980,980
Donaldson Co., Inc.	84,827	4,083,572
Esab Corp.	37,366	1,634,762
Flowserve Corp.	182,757	5,232,333
Graco, Inc.	94,134	5,592,501
ITT, Inc.	50,886	3,421,575
Kennametal, Inc.	115,191	2,675,887
Lincoln Electric Holdings, Inc.	34,226	4,222,119

See accompanying notes to financial statements.
101

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Middleby Corp. (a)	27,455	$ 3,441,759
Oshkosh Corp.	92,257	7,577,990
Terex Corp.	97,010	2,655,164
Timken Co.	94,647	5,021,023
		56,947,523
MARINE — 0.4%
Kirby Corp. (a)	84,319	5,129,968
MEDIA — 0.8%
Cable One, Inc.	2,867	3,696,480
John Wiley & Sons, Inc. Class A	30,006	1,433,087
New York Times Co. Class A	98,168	2,738,887
TEGNA, Inc.	173,373	3,635,632
		11,504,086
METALS & MINING — 2.8%
Alcoa Corp.	154,827	7,057,015
Commercial Metals Co.	169,487	5,610,020
Reliance Steel & Aluminum Co.	86,447	14,683,887
Royal Gold, Inc.	36,630	3,911,351
United States Steel Corp. (b)	365,650	6,548,792
Worthington Industries, Inc.	44,229	1,950,499
		39,761,564
MULTI-UTILITIES — 0.8%
Black Hills Corp.	90,973	6,620,105
NorthWestern Corp. (b)	75,955	4,476,028
		11,096,133
MULTILINE RETAIL — 1.5%
Kohl's Corp.	180,301	6,434,943
Macy's, Inc.	399,505	7,318,932
Nordstrom, Inc.	155,996	3,296,195
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	81,050	4,761,687
		21,811,757
OIL, GAS & CONSUMABLE FUELS — 2.5%
CNX Resources Corp. (a)	144,962	2,386,075
DTE Midstream LLC	78,370	3,841,697
EQT Corp.	412,410	14,186,904
Equitrans Midstream Corp.	564,914	3,592,853
HF Sinclair Corp.	209,086	9,442,324
Range Resources Corp. (a)	112,739	2,790,290
		36,240,143
PERSONAL PRODUCTS — 0.7%
BellRing Brands, Inc. (a)	153,046	3,809,315
Coty, Inc. Class A (a)	483,133	3,869,895
Nu Skin Enterprises, Inc. Class A	69,844	3,024,245
		10,703,455
PHARMACEUTICALS — 1.5%
Jazz Pharmaceuticals PLC (a)	86,909	13,558,673
Perrigo Co. PLC	188,691	7,655,194
		21,213,867
Security Description	Shares	Value
PROFESSIONAL SERVICES — 1.8%
CACI International, Inc. Class A (a)	32,824	$ 9,249,147
KBR, Inc.	68,657	3,322,312
ManpowerGroup, Inc.	73,939	5,649,679
Science Applications International Corp.	78,308	7,290,475
		25,511,613
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Jones Lang LaSalle, Inc. (a)	34,988	6,118,002
ROAD & RAIL — 2.0%
Knight-Swift Transportation Holdings, Inc.	228,052	10,556,527
Landstar System, Inc.	18,241	2,652,606
Ryder System, Inc.	71,683	5,093,794
Werner Enterprises, Inc.	82,050	3,162,207
XPO Logistics, Inc. (a)	138,604	6,675,169
		28,140,303
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.4%
Amkor Technology, Inc.	81,178	1,375,967
Cirrus Logic, Inc. (a)	41,720	3,026,369
CMC Materials, Inc.	13,208	2,304,664
First Solar, Inc. (a)	56,649	3,859,496
MKS Instruments, Inc.	35,058	3,598,003
Semtech Corp. (a)	29,651	1,629,915
Wolfspeed, Inc. (a)	77,549	4,920,484
		20,714,898
SOFTWARE — 1.6%
ACI Worldwide, Inc. (a)	84,009	2,174,993
Blackbaud, Inc. (a)	21,715	1,260,990
CDK Global, Inc.	86,471	4,736,017
CommVault Systems, Inc. (a)	22,059	1,387,511
Envestnet, Inc. (a)	36,132	1,906,686
Fair Isaac Corp. (a)	15,147	6,072,432
NCR Corp. (a)	191,584	5,960,178
		23,498,807
SPECIALTY RETAIL — 2.1%
American Eagle Outfitters, Inc. (b)	125,531	1,403,437
AutoNation, Inc. (a)	26,460	2,957,170
Foot Locker, Inc.	117,301	2,961,850
Gap, Inc. (b)	291,505	2,402,001
Lithia Motors, Inc.	40,305	11,076,217
Murphy USA, Inc.	30,958	7,209,189
Victoria's Secret & Co. (a)	48,551	1,357,972
		29,367,836
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Xerox Holdings Corp.	167,203	2,482,965
TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Capri Holdings, Ltd. (a)	80,842	3,315,330
Carter's, Inc. (b)	56,493	3,981,627

See accompanying notes to financial statements.
102

SPDR SERIES TRUST
SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Columbia Sportswear Co.	21,963	$ 1,572,111
Hanesbrands, Inc. (b)	488,318	5,024,792
Skechers U.S.A., Inc. Class A (a)	100,074	3,560,633
Under Armour, Inc. Class A (a)	150,860	1,256,664
Under Armour, Inc. Class C (a)	162,084	1,228,597
		19,939,754
THRIFTS & MORTGAGE FINANCE — 1.2%
Essent Group, Ltd.	150,896	5,869,855
MGIC Investment Corp.	434,207	5,471,008
New York Community Bancorp, Inc. (b)	650,515	5,939,202
		17,280,065
TRADING COMPANIES & DISTRIBUTORS — 1.3%
GATX Corp.	49,918	4,700,279
MSC Industrial Direct Co., Inc. Class A	65,858	4,946,594
Univar Solutions, Inc. (a)	235,453	5,855,716
Watsco, Inc.	15,830	3,780,521
		19,283,110
WATER UTILITIES — 0.4%
Essential Utilities, Inc.	118,870	5,450,190
TOTAL COMMON STOCKS (Cost $1,697,208,450)		1,427,807,553
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (d) (e)	1,468,212	1,468,065
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	17,718,162	$ 17,718,162
TOTAL SHORT-TERM INVESTMENTS (Cost $19,186,227)		19,186,227
TOTAL INVESTMENTS — 101.1% (Cost $1,716,394,677)		1,446,993,780
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(15,868,279)
NET ASSETS — 100.0%		$ 1,431,125,501
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,427,807,553	$—	$—	$1,427,807,553
Short-Term Investments	19,186,227	—	—	19,186,227
TOTAL INVESTMENTS	$1,446,993,780	$—	$—	$1,446,993,780

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,373,204	$2,373,916	$ 72,718,835	$ 73,623,752	$(934)	$—	1,468,212	$ 1,468,065	$ 6,292
State Street Navigator Securities Lending Portfolio II	5,542,107	5,542,107	223,172,867	210,996,812	—	—	17,718,162	17,718,162	31,193
Total		$7,916,023	$295,891,702	$284,620,564	$(934)	$—		$19,186,227	$37,485
See accompanying notes to financial statements.
103

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 0.8%
FedEx Corp.	4,546	$ 1,030,624
United Parcel Service, Inc. Class B	13,695	2,499,885
		3,530,509
AIRLINES — 0.0% (a)
American Airlines Group, Inc. (b)	12,147	154,024
AUTO COMPONENTS — 0.1%
Aptiv PLC (b)	5,076	452,119
BorgWarner, Inc.	4,486	149,698
		601,817
AUTOMOBILES — 0.4%
Ford Motor Co.	73,652	819,747
General Motors Co. (b)	27,177	863,141
		1,682,888
BANKS — 3.9%
Bank of America Corp.	133,043	4,141,629
Citigroup, Inc.	37,119	1,707,103
Comerica, Inc.	2,435	178,680
Fifth Third Bancorp	12,763	428,837
JPMorgan Chase & Co.	55,323	6,229,923
KeyCorp.	17,429	300,302
PNC Financial Services Group, Inc.	7,851	1,238,652
Regions Financial Corp.	17,667	331,256
Truist Financial Corp.	25,012	1,186,319
US Bancorp	25,318	1,165,134
		16,907,835
BEVERAGES — 2.3%
Brown-Forman Corp. Class B	3,375	236,790
Coca-Cola Co.	72,792	4,579,345
Constellation Brands, Inc. Class A	3,070	715,494
Molson Coors Beverage Co. Class B	3,489	190,185
PepsiCo, Inc.	25,868	4,311,161
		10,032,975
BIOTECHNOLOGY — 3.0%
AbbVie, Inc.	33,044	5,061,019
Amgen, Inc.	9,989	2,430,324
Biogen, Inc. (b)	2,721	554,921
Gilead Sciences, Inc.	23,434	1,448,455
Moderna, Inc. (b)	6,584	940,524
Regeneron Pharmaceuticals, Inc. (b)	1,994	1,178,713
Vertex Pharmaceuticals, Inc. (b)	4,763	1,342,166
		12,956,122
BUILDING PRODUCTS — 0.4%
Carrier Global Corp.	15,998	570,489
Johnson Controls International PLC	13,165	630,340
Trane Technologies PLC	4,343	564,025
		1,764,854
Security Description	Shares	Value
CAPITAL MARKETS — 4.0%
Ameriprise Financial, Inc.	2,057	$ 488,908
Bank of New York Mellon Corp.	13,877	578,810
BlackRock, Inc.	2,709	1,649,889
Cboe Global Markets, Inc.	2,008	227,286
Charles Schwab Corp.	28,155	1,778,833
CME Group, Inc.	6,745	1,380,702
FactSet Research Systems, Inc.	706	271,506
Franklin Resources, Inc.	5,276	122,984
Goldman Sachs Group, Inc.	6,328	1,879,543
Intercontinental Exchange, Inc.	10,468	984,411
Invesco, Ltd.	6,419	103,538
MarketAxess Holdings, Inc.	710	181,767
Moody's Corp.	3,022	821,893
Morgan Stanley	26,505	2,015,970
MSCI, Inc.	1,519	626,056
Nasdaq, Inc.	2,150	327,961
Northern Trust Corp.	3,916	377,816
Raymond James Financial, Inc.	3,473	310,521
S&P Global, Inc.	6,624	2,232,685
State Street Corp. (c)	6,857	422,734
T Rowe Price Group, Inc.	4,309	489,545
		17,273,358
CHEMICALS — 2.0%
Air Products & Chemicals, Inc.	4,188	1,007,130
Albemarle Corp.	2,158	450,979
CF Industries Holdings, Inc.	4,016	344,292
Corteva, Inc.	13,649	738,957
Dow, Inc.	13,763	710,308
Ecolab, Inc.	4,624	710,986
FMC Corp.	2,335	249,868
International Flavors & Fragrances, Inc.	4,804	572,252
Linde PLC	9,456	2,718,884
LyondellBasell Industries NV Class A	4,882	426,980
Mosaic Co.	6,934	327,493
PPG Industries, Inc.	4,443	508,013
		8,766,142
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	1,616	603,625
Republic Services, Inc.	3,916	512,487
Waste Management, Inc.	7,181	1,098,549
		2,214,661
COMMUNICATIONS EQUIPMENT — 1.0%
Arista Networks, Inc. (b)	4,222	395,770
Cisco Systems, Inc.	78,025	3,326,986
Juniper Networks, Inc.	6,073	173,081
Motorola Solutions, Inc.	3,193	669,253
		4,565,090
CONSUMER FINANCE — 0.7%
American Express Co.	11,531	1,598,427
Capital One Financial Corp.	7,385	769,443
Discover Financial Services	5,349	505,908

See accompanying notes to financial statements.
104

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Synchrony Financial	9,714	$ 268,301
		3,142,079
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	28,354	352,440
Ball Corp.	6,030	414,683
International Paper Co.	7,198	301,092
Westrock Co.	4,970	198,005
		1,266,220
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
AT&T, Inc.	133,635	2,800,990
Verizon Communications, Inc.	78,539	3,985,854
		6,786,844
ELECTRIC UTILITIES — 1.2%
Edison International	7,118	450,142
Entergy Corp.	3,747	422,062
Eversource Energy	6,463	545,930
Exelon Corp.	18,336	830,987
NextEra Energy, Inc.	36,706	2,843,247
		5,092,368
ELECTRICAL EQUIPMENT — 0.6%
Eaton Corp. PLC	7,511	946,311
Emerson Electric Co.	11,152	887,030
Generac Holdings, Inc. (b)	1,212	255,223
Rockwell Automation, Inc.	2,188	436,090
		2,524,654
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
CDW Corp.	2,530	398,627
Corning, Inc.	13,964	440,006
Keysight Technologies, Inc. (b)	3,389	467,174
TE Connectivity, Ltd.	6,087	688,744
Trimble, Inc. (b)	4,723	275,020
Zebra Technologies Corp. Class A (b)	992	291,598
		2,561,169
ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes Co.	16,910	488,192
Halliburton Co.	16,824	527,600
Schlumberger NV	26,308	940,774
		1,956,566
ENTERTAINMENT — 1.1%
Electronic Arts, Inc.	5,290	643,528
Take-Two Interactive Software, Inc. (b)	2,938	359,993
Walt Disney Co. (b)	34,074	3,216,586
Warner Bros Discovery, Inc. (b)	41,349	554,904
		4,775,011
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.7%
Alexandria Real Estate Equities, Inc. REIT	2,736	396,802
American Tower Corp. REIT	8,726	2,230,278
Security Description	Shares	Value
AvalonBay Communities, Inc. REIT	2,568	$ 498,834
Boston Properties, Inc. REIT	2,641	234,996
Digital Realty Trust, Inc. REIT	5,346	694,071
Equinix, Inc. REIT	1,687	1,108,393
Equity Residential REIT	6,379	460,691
Essex Property Trust, Inc. REIT	1,249	326,626
Extra Space Storage, Inc. REIT	2,465	419,346
Federal Realty OP LP, REIT	1,318	126,185
Healthpeak Properties, Inc. REIT	10,046	260,292
Host Hotels & Resorts, Inc. REIT	13,366	209,579
Iron Mountain, Inc. REIT	5,397	262,780
Kimco Realty Corp. REIT	11,530	227,948
Prologis, Inc. REIT	13,893	1,634,512
Regency Centers Corp. REIT	2,866	169,983
Simon Property Group, Inc. REIT	6,173	585,941
UDR, Inc. REIT	5,572	256,535
Ventas, Inc. REIT	7,499	385,674
Vornado Realty Trust REIT	2,966	84,798
Welltower, Inc. REIT	8,178	673,458
Weyerhaeuser Co. REIT	13,951	462,057
		11,709,779
FOOD & STAPLES RETAILING — 1.2%
Kroger Co.	12,492	591,246
Sysco Corp.	9,519	806,355
Walgreens Boots Alliance, Inc.	13,428	508,921
Walmart, Inc.	26,471	3,218,344
		5,124,866
FOOD PRODUCTS — 1.5%
Archer-Daniels-Midland Co.	10,475	812,860
Campbell Soup Co.	3,801	182,638
Conagra Brands, Inc.	9,014	308,639
General Mills, Inc.	11,243	848,284
Hershey Co.	2,729	587,172
Hormel Foods Corp.	5,328	252,334
J.M. Smucker Co.	2,008	257,044
Kellogg Co.	4,811	343,217
Kraft Heinz Co.	13,339	508,750
McCormick & Co., Inc.	4,653	387,362
Mondelez International, Inc. Class A	25,991	1,613,781
Tyson Foods, Inc. Class A	5,497	473,072
		6,575,153
HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Abbott Laboratories	33,083	3,594,468
Baxter International, Inc.	9,412	604,533
Becton Dickinson & Co.	5,324	1,312,526
Boston Scientific Corp. (b)	26,694	994,885
Edwards Lifesciences Corp. (b)	11,647	1,107,513
Hologic, Inc. (b)	4,723	327,304
IDEXX Laboratories, Inc. (b)	1,553	544,684
Medtronic PLC	25,163	2,258,379
		10,744,292
HEALTH CARE PROVIDERS & SERVICES — 4.5%
AmerisourceBergen Corp.	2,777	392,890

See accompanying notes to financial statements.
105

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Cardinal Health, Inc.	5,188	$ 271,177
Centene Corp. (b)	10,938	925,464
Cigna Corp.	6,041	1,591,924
CVS Health Corp.	24,592	2,278,695
DaVita, Inc. (b)	1,197	95,712
Elevance Health, Inc.	4,520	2,181,262
Henry Schein, Inc. (b)	2,590	198,757
Humana, Inc.	2,375	1,111,666
Laboratory Corp. of America Holdings	1,758	412,005
McKesson Corp.	2,768	902,949
Quest Diagnostics, Inc.	2,218	294,950
UnitedHealth Group, Inc.	17,612	9,046,051
		19,703,502
HOTELS, RESTAURANTS & LEISURE — 1.9%
Caesars Entertainment, Inc. (b)	4,048	155,038
Darden Restaurants, Inc.	2,430	274,882
Expedia Group, Inc. (b)	2,836	268,938
Hilton Worldwide Holdings, Inc.	5,249	584,948
Las Vegas Sands Corp. (b)	6,411	215,345
Marriott International, Inc. Class A	5,136	698,547
McDonald's Corp.	13,961	3,446,692
MGM Resorts International	7,008	202,882
Royal Caribbean Cruises, Ltd. (b)	4,169	145,540
Starbucks Corp.	21,497	1,642,156
Yum! Brands, Inc.	5,439	617,381
		8,252,349
HOUSEHOLD DURABLES — 0.1%
Mohawk Industries, Inc. (b)	1,012	125,579
Newell Brands, Inc.	7,084	134,880
PulteGroup, Inc.	4,627	183,368
Whirlpool Corp.	1,076	166,640
		610,467
HOUSEHOLD PRODUCTS — 1.8%
Colgate-Palmolive Co.	15,763	1,263,247
Procter & Gamble Co.	44,890	6,454,733
		7,717,980
INDUSTRIAL CONGLOMERATES — 0.3%
General Electric Co.	20,620	1,312,875
INSURANCE — 2.2%
Aflac, Inc.	11,180	618,589
Allstate Corp.	5,236	663,558
American International Group, Inc.	15,492	792,106
Assurant, Inc.	1,054	182,184
Chubb, Ltd.	8,052	1,582,862
Cincinnati Financial Corp.	2,836	337,427
Globe Life, Inc.	1,701	165,796
Hartford Financial Services Group, Inc.	6,292	411,686
Lincoln National Corp.	3,102	145,081
Marsh & McLennan Cos., Inc.	9,419	1,462,300
MetLife, Inc.	13,139	824,998
Principal Financial Group, Inc.	4,495	300,221
Security Description	Shares	Value
Prudential Financial, Inc.	7,098	$ 679,137
Travelers Cos., Inc.	4,529	765,990
Willis Towers Watson PLC	2,130	420,441
WR Berkley Corp.	3,948	269,490
		9,621,866
INTERACTIVE MEDIA & SERVICES — 5.6%
Alphabet, Inc. Class A (b)	5,648	12,308,460
Alphabet, Inc. Class C (b)	5,195	11,363,803
Twitter, Inc. (b)	14,986	560,327
		24,232,590
INTERNET & DIRECT MARKETING RETAIL — 4.2%
Amazon.com, Inc. (b)	164,303	17,450,622
eBay, Inc.	10,538	439,118
Etsy, Inc. (b)	2,365	173,142
		18,062,882
IT SERVICES — 2.6%
Mastercard, Inc. Class A	16,118	5,084,906
Visa, Inc. Class A	31,011	6,105,756
		11,190,662
LEISURE EQUIPMENT & PRODUCTS — 0.0% (a)
Hasbro, Inc.	2,435	199,378
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Agilent Technologies, Inc.	5,594	664,399
Bio-Rad Laboratories, Inc. Class A (b)	368	182,160
Charles River Laboratories International, Inc. (b)	912	195,141
Illumina, Inc. (b)	2,922	538,700
Mettler-Toledo International, Inc. (b)	430	493,971
PerkinElmer, Inc.	2,323	330,377
Thermo Fisher Scientific, Inc.	7,356	3,996,368
Waters Corp. (b)	1,120	370,698
West Pharmaceutical Services, Inc.	1,339	404,873
		7,176,687
MACHINERY — 2.1%
Caterpillar, Inc.	10,111	1,807,442
Cummins, Inc.	2,630	508,984
Deere & Co.	5,230	1,566,228
Dover Corp.	2,686	325,866
Fortive Corp.	6,707	364,727
IDEX Corp.	1,381	250,831
Illinois Tool Works, Inc.	5,340	973,215
Ingersoll Rand, Inc.	7,675	322,964
Nordson Corp.	1,012	204,869
Otis Worldwide Corp.	8,002	565,501
PACCAR, Inc.	6,457	531,670
Parker-Hannifin Corp.	2,402	591,012
Pentair PLC	3,062	140,148
Snap-on, Inc.	954	187,967
Stanley Black & Decker, Inc.	3,062	321,081
Westinghouse Air Brake Technologies Corp.	3,540	290,563

See accompanying notes to financial statements.
106

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Xylem, Inc.	3,389	$ 264,952
		9,218,020
MEDIA — 1.1%
Charter Communications, Inc. Class A (b)	2,215	1,037,794
Comcast Corp. Class A	84,653	3,321,784
Interpublic Group of Cos., Inc.	7,388	203,392
Omnicom Group, Inc.	3,904	248,333
		4,811,303
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	27,489	804,328
Newmont Corp.	14,909	889,620
		1,693,948
MULTI-UTILITIES — 0.5%
Consolidated Edison, Inc.	6,612	628,801
Public Service Enterprise Group, Inc.	9,421	596,161
Sempra Energy	5,971	897,262
		2,122,224
MULTILINE RETAIL — 0.4%
Dollar Tree, Inc. (b)	4,208	655,817
Target Corp.	8,661	1,223,193
		1,879,010
OIL, GAS & CONSUMABLE FUELS — 4.1%
APA Corp.	6,769	236,238
ConocoPhillips	24,351	2,186,963
Devon Energy Corp.	11,785	649,471
EOG Resources, Inc.	10,938	1,207,993
Exxon Mobil Corp.	79,280	6,789,539
Hess Corp.	5,176	548,345
Kinder Morgan, Inc.	36,530	612,243
Marathon Oil Corp.	13,297	298,916
Marathon Petroleum Corp.	10,137	833,363
Occidental Petroleum Corp.	16,627	978,998
ONEOK, Inc.	8,390	465,645
Phillips 66	8,708	713,969
Pioneer Natural Resources Co.	4,297	958,575
Valero Energy Corp.	7,696	817,931
Williams Cos., Inc.	22,699	708,436
		18,006,625
PERSONAL PRODUCTS — 0.3%
Estee Lauder Cos., Inc. Class A	4,354	1,108,833
PHARMACEUTICALS — 4.6%
Bristol-Myers Squibb Co.	39,962	3,077,074
Catalent, Inc. (b)	3,342	358,563
Eli Lilly & Co.	14,813	4,802,819
Merck & Co., Inc.	47,258	4,308,512
Organon & Co.	4,760	160,650
Pfizer, Inc.	105,071	5,508,873
Viatris, Inc.	22,590	236,517
Zoetis, Inc.	8,808	1,514,007
		19,967,015
Security Description	Shares	Value
PROFESSIONAL SERVICES — 0.2%
Nielsen Holdings PLC	6,683	$ 155,179
Robert Half International, Inc.	2,052	153,675
Verisk Analytics, Inc.	3,012	521,347
		830,201
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (b)	6,282	462,418
ROAD & RAIL — 0.9%
CSX Corp.	41,489	1,205,670
JB Hunt Transport Services, Inc.	1,618	254,786
Union Pacific Corp.	11,906	2,539,312
		3,999,768
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.9%
Advanced Micro Devices, Inc. (b)	30,599	2,339,906
Applied Materials, Inc.	16,628	1,512,815
Intel Corp.	76,206	2,850,866
Lam Research Corp.	2,606	1,110,547
Micron Technology, Inc.	20,954	1,158,337
NVIDIA Corp.	46,796	7,093,806
QUALCOMM, Inc.	21,136	2,699,913
Texas Instruments, Inc.	17,325	2,661,986
		21,428,176
SOFTWARE — 11.2%
Adobe, Inc. (b)	8,790	3,217,667
ANSYS, Inc. (b)	1,628	389,564
Autodesk, Inc. (b)	4,157	714,838
Intuit, Inc.	5,314	2,048,228
Microsoft Corp.	140,438	36,068,691
NortonLifeLock, Inc.	10,869	238,683
Oracle Corp.	29,502	2,061,305
Roper Technologies, Inc.	1,972	778,250
Salesforce, Inc. (b)	18,475	3,049,114
Tyler Technologies, Inc. (b)	812	269,974
		48,836,314
SPECIALTY RETAIL — 0.9%
Best Buy Co., Inc.	4,018	261,934
Lowe's Cos., Inc.	12,612	2,202,938
TJX Cos., Inc.	22,339	1,247,633
		3,712,505
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 9.4%
Apple, Inc.	288,794	39,483,916
Hewlett Packard Enterprise Co.	24,159	320,348
HP, Inc.	20,261	664,155
Seagate Technology Holdings PLC	3,740	267,186
		40,735,605
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
NIKE, Inc. Class B	23,908	2,443,398
PVH Corp.	1,281	72,889
Ralph Lauren Corp.	854	76,561
Tapestry, Inc.	4,892	149,304

See accompanying notes to financial statements.
107

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
VF Corp.	6,030	$ 266,345
		3,008,497
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	10,725	535,392
United Rentals, Inc. (b)	1,355	329,143
		864,535
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	3,389	504,182
TOTAL COMMON STOCKS (Cost $478,031,335)		433,979,693
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (d) (e) (Cost $282,856)	282,856	282,856
TOTAL INVESTMENTS — 99.9% (Cost $478,314,191)		434,262,549
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		314,507
NET ASSETS — 100.0%		$ 434,577,056

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2022.
REIT	Real Estate Investment Trust

At June 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	3	09/16/2022	$513,647	$497,130	$(16,517)

During the period ended June 30, 2022, average notional value related to futures contracts was $449,374.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$433,979,693	$—	$—	$433,979,693
Short-Term Investment	282,856	—	—	282,856
TOTAL INVESTMENTS	$434,262,549	$—	$—	$434,262,549
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(16,517)	—	—	(16,517)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (16,517)	$—	$—	$ (16,517)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
108

SPDR SERIES TRUST
SPDR S&P 500 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Corp.	2,976	$244,865	$ 365,443	$ 38,920	$13,067	$(161,721)	6,857	$422,734	$12,651
State Street Institutional Liquid Reserves Fund, Premier Class	112,404	112,438	9,068,869	8,898,190	(259)	(2)	282,856	282,856	1,615
Total		$357,303	$9,434,312	$ 8,937,110	$12,808	$(161,723)		$705,590	$14,266
See accompanying notes to financial statements.
109

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.3%
AAR Corp. (a)	61,615	$ 2,577,972
Aerojet Rocketdyne Holdings, Inc. (a)	139,316	5,656,230
AeroVironment, Inc. (a)	43,433	3,570,193
Kaman Corp.	52,494	1,640,437
Moog, Inc. Class A	54,013	4,288,092
National Presto Industries, Inc.	9,510	624,236
Park Aerospace Corp. (b)	36,202	461,937
Triumph Group, Inc. (a)	121,659	1,616,848
		20,435,945
AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a) (b)	48,812	3,012,189
Forward Air Corp.	50,015	4,599,379
Hub Group, Inc. Class A (a)	63,352	4,494,191
		12,105,759
AIRLINES — 0.4%
Allegiant Travel Co. (a)	28,344	3,205,423
Hawaiian Holdings, Inc. (a) (b)	96,006	1,373,846
SkyWest, Inc. (a)	94,347	2,004,874
		6,584,143
AUTO COMPONENTS — 1.4%
American Axle & Manufacturing Holdings, Inc. (a) (b)	213,906	1,610,712
Dorman Products, Inc. (a)	52,677	5,779,194
Gentherm, Inc. (a)	61,664	3,848,450
LCI Industries	47,283	5,290,022
Motorcar Parts of America, Inc. (a) (b)	35,687	468,214
Patrick Industries, Inc.	40,628	2,106,156
Standard Motor Products, Inc.	35,264	1,586,527
XPEL, Inc. (a) (b)	31,270	1,436,231
		22,125,506
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	61,027	2,963,471
BANKS — 10.0%
Allegiance Bancshares, Inc.	35,467	1,339,234
Ameris Bancorp	122,802	4,934,184
Banc of California, Inc.	98,547	1,736,398
BancFirst Corp. (b)	35,550	3,402,490
Bancorp, Inc. (a)	105,236	2,054,207
BankUnited, Inc.	152,286	5,416,813
Banner Corp.	63,986	3,596,653
Berkshire Hills Bancorp, Inc.	88,031	2,180,528
Brookline Bancorp, Inc.	144,078	1,917,678
Central Pacific Financial Corp.	51,696	1,108,879
City Holding Co.	27,856	2,225,137
Columbia Banking System, Inc.	144,952	4,152,875
Community Bank System, Inc.	100,362	6,350,907
Customers Bancorp, Inc. (a)	57,045	1,933,826
CVB Financial Corp.	246,944	6,126,681
Security Description	Shares	Value
Dime Community Bancshares, Inc.	59,832	$ 1,774,019
Eagle Bancorp, Inc.	60,107	2,849,673
FB Financial Corp.	65,948	2,586,481
First BanCorp (c)	367,825	4,748,621
First BanCorp (c)	64,295	2,243,895
First Commonwealth Financial Corp.	176,531	2,369,046
First Financial Bancorp	175,829	3,411,083
First Hawaiian, Inc.	238,471	5,415,676
Hanmi Financial Corp.	57,302	1,285,857
Heritage Financial Corp.	66,132	1,663,881
Hilltop Holdings, Inc.	92,868	2,475,861
HomeStreet, Inc.	34,792	1,206,239
Hope Bancorp, Inc.	225,911	3,126,608
Independent Bank Corp.	87,095	6,917,956
Independent Bank Group, Inc.	67,712	4,598,322
Lakeland Financial Corp.	47,184	3,133,961
Meta Financial Group, Inc.	54,654	2,113,470
National Bank Holdings Corp. Class A	56,151	2,148,899
NBT Bancorp, Inc.	79,668	2,994,720
OFG Bancorp	90,463	2,297,760
Pacific Premier Bancorp, Inc.	177,596	5,192,907
Park National Corp. (b)	27,131	3,289,634
Preferred Bank	25,361	1,725,055
Renasant Corp.	104,941	3,023,350
S&T Bancorp, Inc.	73,099	2,005,106
Seacoast Banking Corp. of Florida	114,042	3,767,948
ServisFirst Bancshares, Inc.	90,956	7,178,248
Simmons First National Corp. Class A	235,962	5,016,552
Southside Bancshares, Inc.	59,739	2,235,433
Tompkins Financial Corp.	21,867	1,576,611
Triumph Bancorp, Inc. (a)	44,047	2,755,580
Trustmark Corp.	114,404	3,339,453
United Community Banks, Inc.	195,442	5,900,394
Veritex Holdings, Inc.	100,392	2,937,470
Westamerica BanCorp	49,999	2,782,944
		160,565,203
BEVERAGES — 0.9%
Celsius Holdings, Inc. (a) (b)	71,911	4,692,912
Coca-Cola Consolidated, Inc.	8,578	4,837,134
MGP Ingredients, Inc. (b)	23,484	2,350,514
National Beverage Corp.	43,978	2,152,283
		14,032,843
BIOTECHNOLOGY — 2.7%
Anika Therapeutics, Inc. (a)	26,961	601,770
Arcus Biosciences, Inc. (a) (b)	86,019	2,179,722
Avid Bioservices, Inc. (a) (b)	115,050	1,755,663
Coherus Biosciences, Inc. (a) (b)	118,859	860,539
Cytokinetics, Inc. (a) (b)	159,528	6,267,855

See accompanying notes to financial statements.
110

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Dynavax Technologies Corp. (a) (b)	218,605	$ 2,752,237
Eagle Pharmaceuticals, Inc. (a) (b)	21,225	943,027
Emergent BioSolutions, Inc. (a)	83,183	2,582,000
Enanta Pharmaceuticals, Inc. (a)	34,398	1,625,993
Ironwood Pharmaceuticals, Inc. (a) (b)	287,520	3,315,106
iTeos Therapeutics, Inc. (a)	37,524	772,994
Ligand Pharmaceuticals, Inc. (a)	31,482	2,808,824
Myriad Genetics, Inc. (a)	150,358	2,732,005
Organogenesis Holdings, Inc. (a) (b)	117,740	574,571
REGENXBIO, Inc. (a)	70,914	1,751,576
uniQure NV (a)	67,271	1,253,931
Vanda Pharmaceuticals, Inc. (a)	104,050	1,134,145
Vericel Corp. (a) (b)	88,197	2,220,801
Vir Biotechnology, Inc. (a)	138,045	3,516,006
Xencor, Inc. (a)	110,112	3,013,765
		42,662,530
BUILDING PRODUCTS — 1.9%
AAON, Inc.	77,995	4,271,006
American Woodmark Corp. (a)	31,245	1,406,337
Apogee Enterprises, Inc.	41,289	1,619,355
Gibraltar Industries, Inc. (a)	61,217	2,372,159
Griffon Corp.	89,096	2,497,361
Insteel Industries, Inc.	36,570	1,231,312
PGT Innovations, Inc. (a)	111,694	1,858,588
Quanex Building Products Corp.	62,315	1,417,666
Resideo Technologies, Inc. (a)	271,737	5,277,133
UFP Industries, Inc.	116,473	7,936,470
		29,887,387
CAPITAL MARKETS — 0.9%
B Riley Financial, Inc. (b)	30,087	1,271,176
Blucora, Inc. (a)	87,852	1,621,748
Brightsphere Investment Group, Inc. (b)	60,044	1,081,392
Donnelley Financial Solutions, Inc. (a)	51,997	1,522,992
Piper Sandler Cos.	26,500	3,004,040
StoneX Group, Inc. (a)	32,034	2,500,894
Virtus Investment Partners, Inc.	13,035	2,229,246
WisdomTree Investments, Inc. (b)	203,464	1,031,563
		14,263,051
CHEMICALS — 2.9%
AdvanSix, Inc.	52,946	1,770,514
American Vanguard Corp.	50,387	1,126,149
Balchem Corp.	59,813	7,760,139
FutureFuel Corp.	47,929	348,923
GCP Applied Technologies, Inc. (a) (b)	100,490	3,143,327
Hawkins, Inc.	35,253	1,270,166
HB Fuller Co.	98,853	5,951,939
Security Description	Shares	Value
Innospec, Inc.	46,381	$ 4,442,836
Koppers Holdings, Inc.	39,837	901,910
Livent Corp. (a) (b)	301,220	6,834,682
Quaker Chemical Corp. (b)	24,955	3,731,272
Rayonier Advanced Materials, Inc. (a)	119,258	312,456
Schweitzer-Mauduit International, Inc.	58,813	1,477,382
Stepan Co.	39,574	4,010,825
Tredegar Corp.	47,861	478,610
Trinseo PLC	67,278	2,587,512
		46,148,642
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	124,480	5,404,921
Brady Corp. Class A	89,485	4,227,271
CoreCivic, Inc. REIT (a) (b)	226,533	2,516,782
Deluxe Corp.	79,824	1,729,786
Harsco Corp. (a)	147,745	1,050,467
Healthcare Services Group, Inc.	137,786	2,398,854
HNI Corp.	78,855	2,735,480
Interface, Inc.	110,347	1,383,751
KAR Auction Services, Inc. (a)	226,256	3,341,801
Matthews International Corp. Class A	59,083	1,693,910
Pitney Bowes, Inc.	302,951	1,096,683
UniFirst Corp.	28,245	4,863,224
Viad Corp. (a) (b)	38,280	1,056,911
		33,499,841
COMMUNICATIONS EQUIPMENT — 1.4%
ADTRAN, Inc.	91,998	1,612,725
CalAmp Corp. (a) (b)	67,576	281,792
Comtech Telecommunications Corp. (b)	49,231	446,525
Digi International, Inc. (a)	65,640	1,589,801
Extreme Networks, Inc. (a)	243,430	2,171,396
Harmonic, Inc. (a) (b)	194,074	1,682,621
NETGEAR, Inc. (a) (b)	54,569	1,010,618
NetScout Systems, Inc. (a)	137,439	4,652,310
Plantronics, Inc. (a)	79,615	3,159,123
Viavi Solutions, Inc. (a)	424,248	5,612,801
		22,219,712
CONSTRUCTION & ENGINEERING — 1.1%
Arcosa, Inc.	89,949	4,176,332
Comfort Systems USA, Inc.	66,986	5,569,886
Granite Construction, Inc. (b)	84,374	2,458,658
MYR Group, Inc. (a)	31,763	2,799,273
NV5 Global, Inc. (a)	22,370	2,611,474
		17,615,623
CONSUMER FINANCE — 0.8%
Encore Capital Group, Inc. (a) (b)	45,101	2,605,485
Enova International, Inc. (a)	60,565	1,745,483
EZCORP, Inc. Class A (a)	100,700	756,257
Green Dot Corp. Class A (a)	100,891	2,533,373

See accompanying notes to financial statements.
111

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
LendingTree, Inc. (a)	20,395	$ 893,709
PRA Group, Inc. (a)	74,040	2,692,094
Prog Holdings, Inc. (a)	100,511	1,658,432
World Acceptance Corp. (a) (b)	6,814	764,803
		13,649,636
CONTAINERS & PACKAGING — 0.3%
Myers Industries, Inc.	68,248	1,551,277
O-I Glass, Inc. (a)	290,893	4,072,502
		5,623,779
DIVERSIFIED CONSUMER SERVICES — 0.5%
Adtalem Global Education, Inc. (a)	83,978	3,020,689
American Public Education, Inc. (a)	34,935	564,549
Perdoceo Education Corp. (a)	127,860	1,506,191
Strategic Education, Inc.	42,586	3,005,720
WW International, Inc. (a)	99,294	634,489
		8,731,638
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc.	20,394	956,682
Cogent Communications Holdings, Inc.	79,821	4,849,924
Consolidated Communications Holdings, Inc. (a)	133,836	936,852
		6,743,458
ELECTRICAL EQUIPMENT — 0.4%
AZZ, Inc.	46,264	1,888,497
Encore Wire Corp.	36,709	3,814,799
Powell Industries, Inc.	16,765	391,798
		6,095,094
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.0%
Advanced Energy Industries, Inc.	69,959	5,105,608
Arlo Technologies, Inc. (a)	157,319	986,390
Badger Meter, Inc.	54,475	4,406,483
Benchmark Electronics, Inc.	65,371	1,474,770
CTS Corp.	59,706	2,032,989
ePlus, Inc. (a)	50,090	2,660,781
Fabrinet (a)	68,516	5,556,648
FARO Technologies, Inc. (a)	33,951	1,046,709
Insight Enterprises, Inc. (a)	65,327	5,636,413
Itron, Inc. (a)	83,932	4,148,759
Knowles Corp. (a) (b)	170,840	2,960,657
Methode Electronics, Inc.	68,755	2,546,685
OSI Systems, Inc. (a)	29,535	2,523,470
PC Connection, Inc.	20,553	905,360
Plexus Corp. (a)	51,643	4,053,975
Rogers Corp. (a)	34,885	9,143,010
Sanmina Corp. (a)	113,231	4,611,899
ScanSource, Inc. (a)	46,906	1,460,653
TTM Technologies, Inc. (a)	187,996	2,349,950
		63,611,209
Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 2.0%
Archrock, Inc.	251,065	$ 2,076,308
Bristow Group, Inc. (a) (b)	43,445	1,016,613
Core Laboratories NV (b)	87,141	1,726,263
DMC Global, Inc. (a)	36,172	652,181
Dril-Quip, Inc. (a)	64,168	1,655,534
Helix Energy Solutions Group, Inc. (a)	264,947	821,336
Helmerich & Payne, Inc.	196,107	8,444,367
Nabors Industries, Ltd. (a)	16,463	2,204,396
Oceaneering International, Inc. (a)	187,961	2,007,423
Oil States International, Inc. (a)	114,680	621,566
Patterson-UTI Energy, Inc.	402,850	6,348,916
ProPetro Holding Corp. (a)	159,650	1,596,500
RPC, Inc. (a)	131,079	905,756
US Silica Holdings, Inc. (a)	139,722	1,595,625
		31,672,784
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (a) (b)	200,481	3,011,225
Marcus Corp. (a) (b)	40,883	603,842
		3,615,067
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.2%
Acadia Realty Trust REIT	176,629	2,758,945
Agree Realty Corp. REIT	140,060	10,102,528
Alexander & Baldwin, Inc. REIT	136,561	2,451,270
American Assets Trust, Inc. REIT	97,986	2,910,184
Armada Hoffler Properties, Inc. REIT	126,921	1,629,666
Brandywine Realty Trust REIT	319,070	3,075,835
CareTrust REIT, Inc.	180,664	3,331,444
Centerspace REIT	28,253	2,304,032
Chatham Lodging Trust REIT (a)	90,932	950,239
Community Healthcare Trust, Inc. REIT	44,244	1,602,075
DiamondRock Hospitality Co. REIT (a)	392,571	3,223,008
Diversified Healthcare Trust REIT	445,670	811,119
Easterly Government Properties, Inc. REIT	169,069	3,219,074
Essential Properties Realty Trust, Inc. REIT	244,259	5,249,126
Four Corners Property Trust, Inc. REIT	149,645	3,979,061
Franklin Street Properties Corp. REIT	177,643	740,771
GEO Group, Inc. REIT (a) (b)	229,752	1,516,363
Getty Realty Corp. REIT	74,341	1,970,037
Global Net Lease, Inc. REIT	192,883	2,731,223
Hersha Hospitality Trust REIT (a)	61,555	603,855
Industrial Logistics Properties Trust REIT	122,516	1,725,025

See accompanying notes to financial statements.
112

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Innovative Industrial Properties, Inc. REIT	52,052	$ 5,718,953
iStar, Inc. REIT	154,233	2,114,534
LTC Properties, Inc. REIT	74,092	2,844,392
LXP Industrial Trust REIT	532,296	5,716,859
NexPoint Residential Trust, Inc. REIT	42,774	2,673,803
Office Properties Income Trust REIT	90,580	1,807,071
Orion Office REIT, Inc.	106,779	1,170,298
Retail Opportunity Investments Corp. REIT	228,620	3,607,624
RPT Realty REIT	157,974	1,552,884
Safehold, Inc. REIT (b)	28,766	1,017,453
Saul Centers, Inc. REIT	24,589	1,158,388
Service Properties Trust REIT	309,186	1,617,043
SITE Centers Corp. REIT	337,923	4,551,823
Summit Hotel Properties, Inc. REIT (a)	200,531	1,457,860
Tanger Factory Outlet Centers, Inc. REIT	195,774	2,783,906
Uniti Group, Inc. REIT	441,471	4,158,657
Universal Health Realty Income Trust REIT	23,955	1,274,646
Urban Edge Properties REIT	205,487	3,125,457
Urstadt Biddle Properties, Inc. Class A REIT	56,285	911,817
Veris Residential, Inc. REIT (a)	149,877	1,984,372
Washington Real Estate Investment Trust	162,826	3,469,822
Whitestone REIT (b)	86,226	926,930
Xenia Hotels & Resorts, Inc. REIT (a)	212,912	3,093,611
		115,623,083
FOOD & STAPLES RETAILING — 0.9%
Andersons, Inc. (b)	57,393	1,893,395
Chefs' Warehouse, Inc. (a)	61,411	2,388,274
PriceSmart, Inc.	44,785	3,207,949
SpartanNash Co.	67,680	2,041,906
United Natural Foods, Inc. (a)	108,446	4,272,772
		13,804,296
FOOD PRODUCTS — 2.0%
B&G Foods, Inc.	128,212	3,048,881
Calavo Growers, Inc.	33,062	1,379,347
Cal-Maine Foods, Inc.	69,881	3,452,820
Fresh Del Monte Produce, Inc.	62,755	1,853,155
Hostess Brands, Inc. (a)	257,555	5,462,741
J & J Snack Foods Corp.	27,809	3,883,805
John B Sanfilippo & Son, Inc.	16,705	1,210,945
Seneca Foods Corp. Class A (a)	11,314	628,380
Simply Good Foods Co. (a)	164,480	6,212,410
Tootsie Roll Industries, Inc.	33,369	1,179,594
TreeHouse Foods, Inc. (a)	104,291	4,361,450
		32,673,528
Security Description	Shares	Value
GAS UTILITIES — 1.0%
Chesapeake Utilities Corp.	33,157	$ 4,295,490
Northwest Natural Holding Co.	63,782	3,386,824
South Jersey Industries, Inc.	228,029	7,784,910
		15,467,224
HEALTH CARE EQUIPMENT & SUPPLIES — 4.0%
AngioDynamics, Inc. (a)	72,344	1,399,856
Artivion, Inc. (a) (b)	73,516	1,387,982
Avanos Medical, Inc. (a)	88,040	2,407,014
BioLife Solutions, Inc. (a) (b)	55,689	769,065
Cardiovascular Systems, Inc. (a)	75,703	1,087,095
CONMED Corp.	55,017	5,268,428
Cutera, Inc. (a) (b)	30,623	1,148,363
Embecta Corp. (a)	107,241	2,715,342
Glaukos Corp. (a)	88,310	4,011,040
Heska Corp. (a) (b)	20,067	1,896,532
Inogen, Inc. (a)	38,051	920,073
Integer Holdings Corp. (a)	61,600	4,352,656
Lantheus Holdings, Inc. (a)	127,338	8,408,128
LeMaitre Vascular, Inc.	36,041	1,641,668
Meridian Bioscience, Inc. (a)	81,564	2,481,177
Merit Medical Systems, Inc. (a)	94,973	5,154,185
Mesa Laboratories, Inc. (b)	9,895	2,017,986
Natus Medical, Inc. (a)	64,387	2,109,962
Omnicell, Inc. (a)	82,358	9,368,223
OraSure Technologies, Inc. (a)	134,627	364,839
Orthofix Medical, Inc. (a)	36,839	867,190
Surmodics, Inc. (a)	26,254	977,436
Varex Imaging Corp. (a) (b)	74,255	1,588,315
Zimvie, Inc. (a)	38,827	621,620
Zynex, Inc. (b)	42,855	341,983
		63,306,158
HEALTH CARE PROVIDERS & SERVICES — 3.3%
Addus HomeCare Corp. (a)	29,992	2,497,734
AMN Healthcare Services, Inc. (a)	83,239	9,132,151
Apollo Medical Holdings, Inc. (a) (b)	71,191	2,747,261
Community Health Systems, Inc. (a)	232,667	872,501
CorVel Corp. (a)	17,389	2,560,878
Covetrus, Inc. (a)	194,536	4,036,622
Cross Country Healthcare, Inc. (a)	66,020	1,375,196
Ensign Group, Inc.	98,457	7,233,636
Fulgent Genetics, Inc. (a) (b)	36,581	1,994,762
Hanger, Inc. (a)	68,725	984,142
Joint Corp. (a)	26,951	412,620
MEDNAX, Inc. (a)	160,478	3,371,643
ModivCare, Inc. (a)	23,253	1,964,878
Owens & Minor, Inc.	142,005	4,466,057
Pennant Group, Inc. (a) (b)	50,295	644,279
RadNet, Inc. (a)	87,832	1,517,737
Select Medical Holdings Corp.	192,127	4,538,040

See accompanying notes to financial statements.
113

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
US Physical Therapy, Inc.	24,168	$ 2,639,145
		52,989,282
HEALTH CARE TECHNOLOGY — 0.6%
Allscripts Healthcare Solutions, Inc. (a)	215,960	3,202,687
Computer Programs & Systems, Inc. (a)	27,377	875,243
HealthStream, Inc. (a)	45,110	979,338
NextGen Healthcare, Inc. (a)	105,224	1,835,107
OptimizeRx Corp. (a) (b)	33,196	909,238
Simulations Plus, Inc. (b)	29,391	1,449,858
		9,251,471
HOTELS, RESTAURANTS & LEISURE — 1.4%
BJ's Restaurants, Inc. (a)	43,536	943,860
Bloomin' Brands, Inc.	150,269	2,497,471
Brinker International, Inc. (a) (b)	81,577	1,797,141
Cheesecake Factory, Inc. (b)	91,367	2,413,916
Chuy's Holdings, Inc. (a)	35,159	700,367
Dave & Buster's Entertainment, Inc. (a)	72,906	2,389,859
Dine Brands Global, Inc. (b)	31,197	2,030,301
El Pollo Loco Holdings, Inc. (a)	35,991	354,151
Golden Entertainment, Inc. (a)	38,285	1,514,172
Jack in the Box, Inc. (b)	39,184	2,196,655
Monarch Casino & Resort, Inc. (a)	24,691	1,448,621
Ruth's Hospitality Group, Inc.	59,141	961,633
Shake Shack, Inc. Class A (a)	73,062	2,884,488
		22,132,635
HOUSEHOLD DURABLES — 2.3%
Cavco Industries, Inc. (a)	15,863	3,108,989
Century Communities, Inc.	53,959	2,426,536
Ethan Allen Interiors, Inc. (b)	41,555	839,827
Installed Building Products, Inc.	43,080	3,582,533
iRobot Corp. (a)	50,748	1,864,989
La-Z-Boy, Inc.	80,395	1,906,165
LGI Homes, Inc. (a) (b)	38,762	3,368,418
M/I Homes, Inc. (a)	52,575	2,085,125
MDC Holdings, Inc.	106,379	3,437,105
Meritage Homes Corp. (a)	68,308	4,952,330
Sonos, Inc. (a) (b)	238,158	4,296,370
Tri Pointe Homes, Inc. (a)	192,551	3,248,335
Tupperware Brands Corp. (a) (b)	84,875	538,108
Universal Electronics, Inc. (a)	23,443	599,438
		36,254,268
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a) (b)	18,187	771,493
Central Garden & Pet Co. Class A (a)	73,697	2,948,617
WD-40 Co. (b)	25,439	5,122,397
		8,842,507
Security Description	Shares	Value
INSURANCE — 2.8%
Ambac Financial Group, Inc. (a)	83,660	$ 949,541
American Equity Investment Life Holding Co.	143,793	5,258,510
AMERISAFE, Inc.	35,953	1,869,916
Assured Guaranty, Ltd.	119,383	6,660,378
eHealth, Inc. (a)	44,122	411,658
Employers Holdings, Inc.	51,623	2,162,488
Genworth Financial, Inc. Class A (a)	955,151	3,371,683
HCI Group, Inc. (b)	14,971	1,014,435
Horace Mann Educators Corp.	77,089	2,958,676
James River Group Holdings, Ltd.	69,907	1,732,295
Palomar Holdings, Inc. (a)	44,557	2,869,471
ProAssurance Corp.	101,148	2,390,127
Safety Insurance Group, Inc. (b)	26,014	2,525,959
Selectquote, Inc. (a) (b)	232,590	576,823
SiriusPoint, Ltd. (a)	160,357	869,135
Stewart Information Services Corp.	50,583	2,516,504
Trupanion, Inc. (a) (b)	64,623	3,894,182
United Fire Group, Inc.	40,532	1,387,410
Universal Insurance Holdings, Inc.	52,360	682,251
		44,101,442
INTERACTIVE MEDIA & SERVICES — 0.3%
Cars.com, Inc. (a) (b)	121,145	1,142,397
QuinStreet, Inc. (a)	94,710	952,783
Yelp, Inc. (a)	124,472	3,456,587
		5,551,767
INTERNET & DIRECT MARKETING RETAIL — 0.2%
Liquidity Services, Inc. (a)	49,724	668,291
PetMed Express, Inc. (b)	39,082	777,732
Shutterstock, Inc.	43,150	2,472,926
		3,918,949
IT SERVICES — 1.7%
CSG Systems International, Inc.	57,865	3,453,383
EVERTEC, Inc.	110,552	4,077,158
ExlService Holdings, Inc. (a)	62,018	9,137,112
Perficient, Inc. (a)	64,578	5,921,157
TTEC Holdings, Inc.	34,481	2,340,915
Unisys Corp. (a)	126,582	1,522,781
		26,452,506
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Sturm Ruger & Co., Inc. (b)	33,114	2,107,706
Vista Outdoor, Inc. (a)	104,435	2,913,737
		5,021,443
LIFE SCIENCES TOOLS & SERVICES — 0.1%
NeoGenomics, Inc. (a)	231,993	1,890,743
MACHINERY — 4.6%
Alamo Group, Inc.	18,550	2,159,777

See accompanying notes to financial statements.
114

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Albany International Corp. Class A	58,691	$ 4,624,264
Astec Industries, Inc.	42,899	1,749,421
Barnes Group, Inc.	86,774	2,702,142
CIRCOR International, Inc. (a)	37,827	619,985
Enerpac Tool Group Corp. (b)	112,983	2,148,937
EnPro Industries, Inc.	38,770	3,176,426
ESCO Technologies, Inc.	48,144	3,291,605
Federal Signal Corp.	112,835	4,016,926
Franklin Electric Co., Inc.	72,448	5,307,540
Greenbrier Cos., Inc.	61,257	2,204,639
Hillenbrand, Inc.	133,538	5,469,716
John Bean Technologies Corp.	59,206	6,537,527
Lindsay Corp.	20,639	2,741,272
Meritor, Inc. (a)	131,821	4,789,057
Mueller Industries, Inc.	105,923	5,644,637
Proto Labs, Inc. (a)	51,648	2,470,840
SPX Corp. (a) (b)	85,520	4,518,877
Standex International Corp.	22,431	1,901,700
Tennant Co.	34,942	2,070,314
Titan International, Inc. (a)	96,437	1,456,199
Trinity Industries, Inc.	130,768	3,167,201
Wabash National Corp. (b)	92,302	1,253,461
		74,022,463
MARINE — 0.3%
Matson, Inc.	75,516	5,503,606
MEDIA — 0.6%
AMC Networks, Inc. Class A (a)	55,036	1,602,648
EW Scripps Co. Class A (a)	107,781	1,344,029
Gannett Co., Inc. (a)	266,148	771,829
Loyalty Ventures, Inc. (a)	37,229	132,908
Scholastic Corp. (b)	56,807	2,043,348
TechTarget, Inc. (a) (b)	49,491	3,252,548
Thryv Holdings, Inc. (a)	31,646	708,554
		9,855,864
METALS & MINING — 1.8%
Allegheny Technologies, Inc. (a)	231,101	5,248,304
Arconic Corp. (a)	197,018	5,526,355
Carpenter Technology Corp. (b)	89,910	2,509,388
Century Aluminum Co. (a) (b)	94,155	693,922
Compass Minerals International, Inc. (b)	64,180	2,271,330
Haynes International, Inc.	23,230	761,247
Kaiser Aluminum Corp. (b)	29,600	2,341,064
Materion Corp.	38,479	2,837,057
Olympic Steel, Inc.	17,302	445,527
SunCoke Energy, Inc.	155,230	1,057,116
TimkenSteel Corp. (a) (b)	77,487	1,449,782
Warrior Met Coal, Inc.	96,800	2,963,048
		28,104,140
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.4%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	245,893	2,567,123
Security Description	Shares	Value
ARMOUR Residential REIT, Inc. (b)	191,850	$ 1,350,624
Ellington Financial, Inc. REIT (b)	102,848	1,508,780
Franklin BSP Realty Trust, Inc. REIT	156,047	2,103,514
Granite Point Mortgage Trust, Inc. REIT	100,283	959,708
Invesco Mortgage Capital, Inc. (b)	58,189	854,213
KKR Real Estate Finance Trust, Inc. REIT (b)	92,230	1,609,414
New York Mortgage Trust, Inc. REIT	710,490	1,960,952
PennyMac Mortgage Investment Trust REIT (b)	171,044	2,365,539
Ready Capital Corp. REIT (b)	126,622	1,509,334
Redwood Trust, Inc. REIT (b)	223,783	1,725,367
Two Harbors Investment Corp. REIT	640,585	3,190,113
		21,704,681
MULTI-UTILITIES — 0.5%
Avista Corp.	134,899	5,869,456
Unitil Corp.	29,964	1,759,486
		7,628,942
MULTILINE RETAIL — 0.1%
Big Lots, Inc. (b)	53,084	1,113,171
OIL, GAS & CONSUMABLE FUELS — 3.2%
Callon Petroleum Co. (a)	88,415	3,465,868
Civitas Resources, Inc.	134,535	7,034,835
CONSOL Energy, Inc. (a)	59,738	2,949,863
Dorian LPG, Ltd.	51,807	787,466
Green Plains, Inc. (a) (b)	100,934	2,742,377
Laredo Petroleum, Inc. (a)	26,898	1,854,348
Par Pacific Holdings, Inc. (a)	85,521	1,333,272
PBF Energy, Inc. Class A (a)	177,820	5,160,336
Ranger Oil Corp. Class A (a)	39,793	1,307,996
REX American Resources Corp. (a)	9,723	824,510
SM Energy Co.	226,998	7,761,062
Southwestern Energy Co. (a)	2,079,467	12,996,669
Talos Energy, Inc. (a)	76,563	1,184,430
World Fuel Services Corp.	117,280	2,399,549
		51,802,581
PAPER & FOREST PRODUCTS — 0.4%
Clearwater Paper Corp. (a)	31,190	1,048,920
Glatfelter Corp.	83,274	572,925
Mercer International, Inc.	75,153	988,262
Neenah, Inc.	31,346	1,070,153
Sylvamo Corp.	65,677	2,146,324
		5,826,584
PERSONAL PRODUCTS — 0.9%
Edgewell Personal Care Co.	98,274	3,392,419
elf Beauty, Inc. (a)	89,252	2,738,251
Inter Parfums, Inc.	33,439	2,443,053

See accompanying notes to financial statements.
115

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Medifast, Inc.	21,400	$ 3,862,914
USANA Health Sciences, Inc. (a)	21,389	1,547,708
		13,984,345
PHARMACEUTICALS — 1.8%
Amphastar Pharmaceuticals, Inc. (a)	69,364	2,413,174
ANI Pharmaceuticals, Inc. (a) (b)	23,721	703,802
Cara Therapeutics, Inc. (a) (b)	78,110	713,144
Collegium Pharmaceutical, Inc. (a)	64,421	1,141,540
Corcept Therapeutics, Inc. (a)	178,015	4,233,197
Harmony Biosciences Holdings, Inc. (a) (b)	42,960	2,095,159
Innoviva, Inc. (a) (b)	117,797	1,738,684
Nektar Therapeutics (a) (b)	345,183	1,311,695
Pacira BioSciences, Inc. (a)	83,812	4,886,240
Phibro Animal Health Corp. Class A	38,035	727,610
Prestige Consumer Healthcare, Inc. (a)	93,648	5,506,502
Supernus Pharmaceuticals, Inc. (a)	100,183	2,897,292
		28,368,039
PROFESSIONAL SERVICES — 1.6%
Exponent, Inc.	96,537	8,830,239
Forrester Research, Inc. (a)	20,727	991,580
Heidrick & Struggles International, Inc.	36,533	1,182,208
Kelly Services, Inc. Class A	64,266	1,274,395
Korn Ferry	100,377	5,823,873
ManTech International Corp. Class A	51,277	4,894,390
Resources Connection, Inc.	57,084	1,162,801
TrueBlue, Inc. (a)	61,782	1,105,898
		25,265,384
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Anywhere Real Estate, Inc. (a)	219,557	2,158,245
Douglas Elliman, Inc.	124,203	594,933
Marcus & Millichap, Inc.	45,586	1,686,226
RE/MAX Holdings, Inc. Class A	35,359	867,003
St. Joe Co.	61,377	2,428,074
		7,734,481
ROAD & RAIL — 0.4%
ArcBest Corp.	45,542	3,204,791
Heartland Express, Inc.	86,833	1,207,847
Marten Transport, Ltd.	109,720	1,845,490
		6,258,128
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.2%
Alpha & Omega Semiconductor, Ltd. (a) (b)	39,662	1,322,331
Axcelis Technologies, Inc. (a)	61,499	3,372,605
Security Description	Shares	Value
CEVA, Inc. (a)	42,908	$ 1,439,992
Cohu, Inc. (a)	90,465	2,510,404
Diodes, Inc. (a)	84,312	5,444,026
FormFactor, Inc. (a)	145,395	5,631,148
Ichor Holdings, Ltd. (a)	53,593	1,392,346
Kulicke & Soffa Industries, Inc. (b)	110,066	4,711,925
MaxLinear, Inc. (a)	132,925	4,516,792
Onto Innovation, Inc. (a)	92,274	6,435,189
PDF Solutions, Inc. (a)	54,958	1,182,147
Photronics, Inc. (a)	115,558	2,251,070
Rambus, Inc. (a)	205,856	4,423,845
SMART Global Holdings, Inc. (a) (b)	88,393	1,446,993
Ultra Clean Holdings, Inc. (a)	84,510	2,515,863
Veeco Instruments, Inc. (a) (b)	95,177	1,846,434
		50,443,110
SOFTWARE — 3.0%
8x8, Inc. (a)	221,654	1,141,518
A10 Networks, Inc.	108,516	1,560,460
Agilysys, Inc. (a)	36,644	1,732,162
Alarm.com Holdings, Inc. (a)	85,789	5,306,908
Cerence, Inc. (a)	73,805	1,862,100
Consensus Cloud Solutions, Inc. (a)	29,717	1,298,039
Digital Turbine, Inc. (a)	164,172	2,868,085
Ebix, Inc. (b)	44,482	751,746
InterDigital, Inc.	57,740	3,510,592
LivePerson, Inc. (a) (b)	127,138	1,797,731
LiveRamp Holdings, Inc. (a)	127,408	3,288,400
OneSpan, Inc. (a)	64,191	763,873
Progress Software Corp.	81,518	3,692,765
SPS Commerce, Inc. (a)	67,247	7,602,273
Vonage Holdings Corp. (a) (b)	470,251	8,859,529
Xperi Holding Corp.	193,425	2,791,123
		48,827,304
SPECIALTY RETAIL — 4.0%
Aaron's Co., Inc.	57,028	829,757
Abercrombie & Fitch Co. Class A (a)	93,766	1,586,521
Academy Sports & Outdoors, Inc. (b)	159,038	5,652,210
America's Car-Mart, Inc. (a)	11,302	1,136,981
Asbury Automotive Group, Inc. (a)	41,193	6,975,623
Bed Bath & Beyond, Inc. (a) (b)	148,234	736,723
Boot Barn Holdings, Inc. (a)	55,407	3,818,096
Buckle, Inc. (b)	55,348	1,532,586
Caleres, Inc.	70,628	1,853,279
Cato Corp. Class A	32,377	375,897
Chico's FAS, Inc. (a)	229,274	1,139,492
Children's Place, Inc. (a)	23,938	931,667
Conn's, Inc. (a) (b)	28,401	227,776
Designer Brands, Inc. Class A (b)	112,848	1,473,795

See accompanying notes to financial statements.
116

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Genesco, Inc. (a)	23,945	$ 1,195,095
Group 1 Automotive, Inc.	30,891	5,245,292
Guess?, Inc.	66,644	1,136,280
Haverty Furniture Cos., Inc. (b)	25,711	595,981
Hibbett, Inc.	22,656	990,294
LL Flooring Holdings, Inc. (a) (b)	54,384	509,578
MarineMax, Inc. (a)	39,997	1,444,692
Monro, Inc.	62,430	2,676,998
National Vision Holdings, Inc. (a)	151,592	4,168,780
ODP Corp. (a)	81,470	2,463,653
Rent-A-Center, Inc.	100,072	1,946,400
Sally Beauty Holdings, Inc. (a) (b)	199,127	2,373,594
Shoe Carnival, Inc.	32,577	703,989
Signet Jewelers, Ltd. (b)	88,198	4,715,065
Sleep Number Corp. (a) (b)	41,288	1,277,863
Sonic Automotive, Inc. Class A	36,382	1,332,673
Urban Outfitters, Inc. (a) (b)	119,700	2,233,602
Zumiez, Inc. (a) (b)	30,611	795,886
		64,076,118
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
3D Systems Corp. (a) (b)	240,609	2,333,907
Corsair Gaming, Inc. (a)	61,611	808,952
Diebold Nixdorf, Inc. (a) (b)	136,250	309,288
		3,452,147
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Fossil Group, Inc. (a)	88,722	458,693
G-III Apparel Group, Ltd. (a)	80,247	1,623,397
Kontoor Brands, Inc. (b)	86,515	2,887,005
Movado Group, Inc.	30,512	943,736
Oxford Industries, Inc.	28,562	2,534,592
Steven Madden, Ltd.	139,744	4,501,154
Unifi, Inc. (a)	25,917	364,393
Wolverine World Wide, Inc. (b)	150,224	3,028,516
		16,341,486
THRIFTS & MORTGAGE FINANCE — 2.2%
Axos Financial, Inc. (a)	99,955	3,583,387
Capitol Federal Financial, Inc.	241,840	2,220,091
Flagstar Bancorp, Inc.	99,151	3,514,903
Mr Cooper Group, Inc. (a)	137,576	5,054,542
NMI Holdings, Inc. Class A (a)	161,413	2,687,526
Northfield Bancorp, Inc.	80,896	1,054,075
Northwest Bancshares, Inc.	235,865	3,019,072
Provident Financial Services, Inc.	140,218	3,121,253
TrustCo Bank Corp.	35,908	1,107,403
Walker & Dunlop, Inc.	56,811	5,473,172
WSFS Financial Corp.	120,506	4,831,085
		35,666,509
TOBACCO — 0.3%
Universal Corp.	45,842	2,773,441
Security Description	Shares	Value
Vector Group, Ltd.	246,397	$ 2,587,168
		5,360,609
TRADING COMPANIES & DISTRIBUTORS — 1.3%
Applied Industrial Technologies, Inc.	71,597	6,885,483
Boise Cascade Co.	73,408	4,367,042
DXP Enterprises, Inc. (a)	32,360	991,187
GMS, Inc. (a)	80,127	3,565,651
NOW, Inc. (a)	207,060	2,025,047
Veritiv Corp. (a)	26,094	2,832,504
		20,666,914
WATER UTILITIES — 0.9%
American States Water Co.	68,812	5,608,866
California Water Service Group	100,113	5,561,277
Middlesex Water Co.	32,931	2,887,390
		14,057,533
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Gogo, Inc. (a)	126,340	2,045,445
Shenandoah Telecommunications Co.	94,133	2,089,752
Telephone & Data Systems, Inc.	183,676	2,900,244
		7,035,441
TOTAL COMMON STOCKS (Cost $1,673,684,950)		1,595,233,203
SHORT-TERM INVESTMENTS — 4.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (d) (e)	988,117	988,018
State Street Navigator Securities Lending Portfolio II (f) (g)	64,945,588	64,945,588
TOTAL SHORT-TERM INVESTMENTS (Cost $65,933,611)		65,933,606
TOTAL INVESTMENTS — 103.9% (Cost $1,739,618,561)		1,661,166,809
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(62,872,006)
NET ASSETS — 100.0%		$ 1,598,294,803
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2022.

See accompanying notes to financial statements.
117

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,595,233,203	$—	$—	$1,595,233,203
Short-Term Investments	65,933,606	—	—	65,933,606
TOTAL INVESTMENTS	$1,661,166,809	$—	$—	$1,661,166,809

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	651,413	$ 651,608	$ 92,074,905	$ 91,737,708	$(782)	$ (5)	988,117	$ 988,018	$ 5,154
State Street Navigator Securities Lending Portfolio II	85,130,546	85,130,546	427,399,631	447,584,589	—	—	64,945,588	64,945,588	156,829
Total		$85,782,154	$519,474,536	$539,322,297	$(782)	$ (5)		$65,933,606	$161,983
See accompanying notes to financial statements.
118

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.9%
Aerojet Rocketdyne Holdings, Inc. (a)	195,245	$ 7,926,947
AeroVironment, Inc. (a)	63,873	5,250,360
Park Aerospace Corp. (b)	38,830	495,471
Triumph Group, Inc. (a)	328,930	4,371,480
		18,044,258
AIR FREIGHT & LOGISTICS — 0.6%
Forward Air Corp.	135,285	12,440,809
AUTO COMPONENTS — 1.8%
Dorman Products, Inc. (a)	95,389	10,465,127
Gentherm, Inc. (a)	166,652	10,400,751
LCI Industries	85,638	9,581,180
Patrick Industries, Inc.	50,856	2,636,375
XPEL, Inc. (a) (b)	83,913	3,854,124
		36,937,557
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	83,307	4,045,388
BANKS — 9.1%
Ameris Bancorp	188,779	7,585,140
Banc of California, Inc.	117,394	2,068,482
BancFirst Corp. (b)	51,749	4,952,897
Bancorp, Inc. (a)	282,803	5,520,315
Banner Corp.	76,036	4,273,984
Brookline Bancorp, Inc.	179,561	2,389,957
Central Pacific Financial Corp.	85,719	1,838,673
City Holding Co.	37,406	2,987,991
Community Bank System, Inc.	126,264	7,989,986
Customers Bancorp, Inc. (a)	154,839	5,249,042
Dime Community Bancshares, Inc.	78,696	2,333,336
Eagle Bancorp, Inc.	96,009	4,551,787
FB Financial Corp.	84,482	3,313,384
First BanCorp (c)	994,834	12,843,307
First BanCorp (c)	88,985	3,105,577
First Commonwealth Financial Corp.	267,841	3,594,426
Hanmi Financial Corp.	84,277	1,891,176
Hilltop Holdings, Inc.	129,434	3,450,710
HomeStreet, Inc.	92,943	3,222,334
Independent Bank Corp.	99,426	7,897,407
Lakeland Financial Corp.	129,147	8,577,944
Meta Financial Group, Inc.	147,029	5,685,611
National Bank Holdings Corp. Class A	90,802	3,474,993
OFG Bancorp	120,702	3,065,831
Pacific Premier Bancorp, Inc.	209,092	6,113,850
Park National Corp. (b)	46,327	5,617,149
Preferred Bank	69,371	4,718,615
Seacoast Banking Corp. of Florida	159,304	5,263,404
ServisFirst Bancshares, Inc.	247,216	19,510,287
Southside Bancshares, Inc.	104,579	3,913,346
Security Description	Shares	Value
Tompkins Financial Corp.	25,857	$ 1,864,290
Triumph Bancorp, Inc. (a)	118,781	7,430,939
United Community Banks, Inc.	337,881	10,200,627
Veritex Holdings, Inc.	270,858	7,925,305
		184,422,102
BEVERAGES — 1.8%
Celsius Holdings, Inc. (a) (b)	195,070	12,730,268
Coca-Cola Consolidated, Inc.	23,172	13,066,691
MGP Ingredients, Inc. (b)	63,845	6,390,246
National Beverage Corp.	69,008	3,377,252
		35,564,457
BIOTECHNOLOGY — 4.7%
Anika Therapeutics, Inc. (a)	38,211	852,870
Arcus Biosciences, Inc. (a) (b)	237,596	6,020,683
Avid Bioservices, Inc. (a) (b)	315,424	4,813,370
Coherus Biosciences, Inc. (a) (b)	328,230	2,376,385
Cytokinetics, Inc. (a) (b)	432,559	16,995,243
Dynavax Technologies Corp. (a) (b)	588,669	7,411,343
Eagle Pharmaceuticals, Inc. (a) (b)	29,875	1,327,346
Enanta Pharmaceuticals, Inc. (a)	56,050	2,649,484
Ironwood Pharmaceuticals, Inc. (a) (b)	578,695	6,672,353
iTeos Therapeutics, Inc. (a)	99,972	2,059,423
Ligand Pharmaceuticals, Inc. (a)	85,290	7,609,574
Myriad Genetics, Inc. (a)	211,708	3,846,734
Organogenesis Holdings, Inc. (a)	312,138	1,523,233
REGENXBIO, Inc. (a)	83,849	2,071,070
uniQure NV (a) (b)	186,639	3,478,951
Vanda Pharmaceuticals, Inc. (a)	182,141	1,985,337
Vericel Corp. (a) (b)	239,239	6,024,038
Vir Biotechnology, Inc. (a)	372,560	9,489,103
Xencor, Inc. (a)	299,145	8,187,599
		95,394,139
BUILDING PRODUCTS — 1.9%
AAON, Inc.	142,092	7,780,958
Gibraltar Industries, Inc. (a)	79,196	3,068,845
Insteel Industries, Inc.	99,658	3,355,485
PGT Innovations, Inc. (a)	140,945	2,345,325
UFP Industries, Inc.	316,967	21,598,131
		38,148,744
CAPITAL MARKETS — 1.4%
B Riley Financial, Inc. (b)	81,734	3,453,261
Blucora, Inc. (a)	105,982	1,956,428
Brightsphere Investment Group, Inc. (b)	160,352	2,887,940
Donnelley Financial Solutions, Inc. (a)	139,408	4,083,260
Piper Sandler Cos.	71,033	8,052,301
Virtus Investment Partners, Inc.	35,251	6,028,626

See accompanying notes to financial statements.
119

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SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
WisdomTree Investments, Inc. (b)	334,297	$ 1,694,886
		28,156,702
CHEMICALS — 2.8%
AdvanSix, Inc.	78,331	2,619,389
Balchem Corp.	162,006	21,018,658
Hawkins, Inc.	50,192	1,808,418
HB Fuller Co.	124,259	7,481,634
Livent Corp. (a) (b)	818,385	18,569,156
Quaker Chemical Corp. (b)	38,967	5,826,346
		57,323,601
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Brady Corp. Class A	113,618	5,367,314
Interface, Inc.	131,556	1,649,712
Viad Corp. (a) (b)	54,013	1,491,299
		8,508,325
COMMUNICATIONS EQUIPMENT — 1.5%
ADTRAN, Inc.	250,115	4,384,516
Digi International, Inc. (a)	86,599	2,097,428
Extreme Networks, Inc. (a)	660,996	5,896,084
Harmonic, Inc. (a) (b)	523,278	4,536,820
Plantronics, Inc. (a)	105,790	4,197,747
Viavi Solutions, Inc. (a)	710,232	9,396,370
		30,508,965
CONSTRUCTION & ENGINEERING — 1.5%
Comfort Systems USA, Inc.	181,280	15,073,432
MYR Group, Inc. (a)	85,275	7,515,286
NV5 Global, Inc. (a)	60,780	7,095,457
		29,684,175
CONSUMER FINANCE — 0.5%
Encore Capital Group, Inc. (a)	57,867	3,342,977
Enova International, Inc. (a)	162,582	4,685,613
World Acceptance Corp. (a) (b)	17,989	2,019,085
		10,047,675
CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	77,161	1,753,870
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Cogent Communications Holdings, Inc.	145,056	8,813,603
ELECTRICAL EQUIPMENT — 0.5%
Encore Wire Corp.	99,331	10,322,477
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.8%
Advanced Energy Industries, Inc.	190,074	13,871,601
Arlo Technologies, Inc. (a)	246,027	1,542,589
Badger Meter, Inc.	97,023	7,848,190
CTS Corp.	84,656	2,882,537
Fabrinet (a)	185,340	15,031,074
FARO Technologies, Inc. (a)	43,234	1,332,904
Knowles Corp. (a)	182,144	3,156,556
Methode Electronics, Inc.	84,273	3,121,472
Security Description	Shares	Value
OSI Systems, Inc. (a)	35,432	$ 3,027,310
Rogers Corp. (a)	94,570	24,785,851
		76,600,084
ENERGY EQUIPMENT & SERVICES — 0.1%
Core Laboratories NV (b)	100,774	1,996,333
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (a) (b)	284,537	4,273,746
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 6.3%
Acadia Realty Trust REIT	207,706	3,244,368
Agree Realty Corp. REIT (b)	171,164	12,346,059
American Assets Trust, Inc. REIT	116,836	3,470,029
Armada Hoffler Properties, Inc. REIT	215,547	2,767,623
CareTrust REIT, Inc.	232,733	4,291,597
Centerspace REIT	49,413	4,029,630
Community Healthcare Trust, Inc. REIT	72,790	2,635,726
Essential Properties Realty Trust, Inc. REIT	342,311	7,356,263
Four Corners Property Trust, Inc. REIT	199,171	5,295,957
Getty Realty Corp. REIT	95,591	2,533,162
Industrial Logistics Properties Trust REIT	140,603	1,979,690
Innovative Industrial Properties, Inc. REIT	141,425	15,538,365
iStar, Inc. REIT	230,652	3,162,239
LXP Industrial Trust REIT	721,125	7,744,883
NexPoint Residential Trust, Inc. REIT	117,637	7,353,489
Retail Opportunity Investments Corp. REIT	307,958	4,859,577
RPT Realty REIT	225,614	2,217,786
Safehold, Inc. REIT (b)	76,768	2,715,284
Saul Centers, Inc. REIT	47,412	2,233,579
SITE Centers Corp. REIT	511,324	6,887,534
Tanger Factory Outlet Centers, Inc. REIT	532,439	7,571,283
Uniti Group, Inc. REIT	700,792	6,601,461
Universal Health Realty Income Trust REIT	34,301	1,825,156
Urban Edge Properties REIT	257,718	3,919,891
Urstadt Biddle Properties, Inc. Class A REIT	80,441	1,303,144
Washington Real Estate Investment Trust	194,672	4,148,460
		128,032,235
FOOD & STAPLES RETAILING — 0.6%
United Natural Foods, Inc. (a)	293,334	11,557,360
FOOD PRODUCTS — 1.1%
J & J Snack Foods Corp. (b)	33,442	4,670,510
Simply Good Foods Co. (a)	445,310	16,819,359
Tootsie Roll Industries, Inc. (b)	44,129	1,559,960
		23,049,829

See accompanying notes to financial statements.
120

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SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
GAS UTILITIES — 0.3%
Chesapeake Utilities Corp.	46,565	$ 6,032,496
HEALTH CARE EQUIPMENT & SUPPLIES — 4.6%
AngioDynamics, Inc. (a)	199,843	3,866,962
BioLife Solutions, Inc. (a)	151,382	2,090,586
Cardiovascular Systems, Inc. (a)	84,340	1,211,122
CONMED Corp.	94,895	9,087,145
Cutera, Inc. (a) (b)	53,175	1,994,063
Glaukos Corp. (a)	124,027	5,633,306
Heska Corp. (a) (b)	54,422	5,143,423
Lantheus Holdings, Inc. (a)	206,144	13,611,688
LeMaitre Vascular, Inc.	99,046	4,511,545
Meridian Bioscience, Inc. (a)	144,081	4,382,944
Merit Medical Systems, Inc. (a)	148,210	8,043,357
Mesa Laboratories, Inc. (b)	15,912	3,245,093
Omnicell, Inc. (a)	223,068	25,373,985
Surmodics, Inc. (a)	47,782	1,778,924
Varex Imaging Corp. (a)	131,889	2,821,106
Zynex, Inc. (b)	108,259	863,907
		93,659,156
HEALTH CARE PROVIDERS & SERVICES — 3.8%
Addus HomeCare Corp. (a)	35,928	2,992,084
AMN Healthcare Services, Inc. (a)	225,651	24,756,171
Apollo Medical Holdings, Inc. (a) (b)	193,032	7,449,105
Community Health Systems, Inc. (a)	630,766	2,365,373
CorVel Corp. (a)	47,275	6,962,189
Cross Country Healthcare, Inc. (a)	176,665	3,679,932
Ensign Group, Inc.	143,226	10,522,814
Fulgent Genetics, Inc. (a) (b)	100,767	5,494,825
Joint Corp. (a)	74,333	1,138,038
ModivCare, Inc. (a)	36,702	3,101,319
Pennant Group, Inc. (a) (b)	68,264	874,462
RadNet, Inc. (a)	239,389	4,136,642
US Physical Therapy, Inc.	30,392	3,318,806
		76,791,760
HEALTH CARE TECHNOLOGY — 0.5%
Allscripts Healthcare Solutions, Inc. (a)	225,152	3,339,004
HealthStream, Inc. (a)	70,487	1,530,273
OptimizeRx Corp. (a) (b)	91,627	2,509,663
Simulations Plus, Inc. (b)	49,833	2,458,262
		9,837,202
HOTELS, RESTAURANTS & LEISURE — 1.0%
Dave & Buster's Entertainment, Inc. (a)	90,176	2,955,969
Dine Brands Global, Inc. (b)	44,908	2,922,613
Golden Entertainment, Inc. (a)	69,402	2,744,849
Jack in the Box, Inc. (b)	74,587	4,181,347
Security Description	Shares	Value
Monarch Casino & Resort, Inc. (a)	67,310	$ 3,949,078
Shake Shack, Inc. Class A (a)	109,393	4,318,836
		21,072,692
HOUSEHOLD DURABLES — 2.4%
Cavco Industries, Inc. (a)	42,866	8,401,307
Century Communities, Inc.	145,163	6,527,980
Installed Building Products, Inc.	116,374	9,677,662
iRobot Corp. (a)	75,738	2,783,372
LGI Homes, Inc. (a) (b)	104,608	9,090,435
Meritage Homes Corp. (a)	86,360	6,261,100
Sonos, Inc. (a) (b)	313,980	5,664,199
		48,406,055
HOUSEHOLD PRODUCTS — 0.4%
WD-40 Co. (b)	39,740	8,002,046
INSURANCE — 1.6%
Assured Guaranty, Ltd.	135,127	7,538,735
HCI Group, Inc. (b)	39,041	2,645,418
Palomar Holdings, Inc. (a)	120,034	7,730,190
Selectquote, Inc. (a) (b)	302,306	749,719
Stewart Information Services Corp.	67,319	3,349,120
Trupanion, Inc. (a) (b)	174,037	10,487,470
		32,500,652
INTERACTIVE MEDIA & SERVICES — 0.3%
Cars.com, Inc. (a) (b)	157,591	1,486,083
Yelp, Inc. (a)	163,036	4,527,510
		6,013,593
INTERNET & DIRECT MARKETING RETAIL — 0.4%
Liquidity Services, Inc. (a)	131,610	1,768,838
Shutterstock, Inc.	118,603	6,797,138
		8,565,976
IT SERVICES — 3.0%
CSG Systems International, Inc.	91,832	5,480,534
EVERTEC, Inc.	199,635	7,362,539
ExlService Holdings, Inc. (a)	168,431	24,814,939
Perficient, Inc. (a)	174,655	16,014,117
TTEC Holdings, Inc.	93,703	6,361,496
Unisys Corp. (a)	160,324	1,928,698
		61,962,323
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Sturm Ruger & Co., Inc. (b)	89,602	5,703,167
Vista Outdoor, Inc. (a)	281,972	7,867,019
		13,570,186
LIFE SCIENCES TOOLS & SERVICES — 0.1%
NeoGenomics, Inc. (a)	347,281	2,830,340
MACHINERY — 4.0%
Alamo Group, Inc.	21,660	2,521,874
Albany International Corp. Class A	78,981	6,222,913
Enerpac Tool Group Corp. (b)	150,318	2,859,048

See accompanying notes to financial statements.
121

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SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Federal Signal Corp.	185,432	$ 6,601,379
Franklin Electric Co., Inc.	130,994	9,596,620
Hillenbrand, Inc.	194,429	7,963,812
John Bean Technologies Corp.	102,399	11,306,898
Lindsay Corp.	33,153	4,403,381
Mueller Industries, Inc.	286,714	15,278,989
SPX Corp. (a)	97,321	5,142,442
Standex International Corp.	30,465	2,582,823
Tennant Co.	41,956	2,485,893
Trinity Industries, Inc.	174,582	4,228,376
		81,194,448
MARINE — 0.7%
Matson, Inc.	204,338	14,892,153
MEDIA — 0.7%
EW Scripps Co. Class A (a)	138,964	1,732,881
Gannett Co., Inc. (a)	268,149	777,632
TechTarget, Inc. (a) (b)	136,001	8,937,986
Thryv Holdings, Inc. (a)	89,754	2,009,592
		13,458,091
METALS & MINING — 0.6%
Allegheny Technologies, Inc. (a)	280,003	6,358,868
Century Aluminum Co. (a) (b)	117,856	868,599
Haynes International, Inc.	35,736	1,171,068
Materion Corp.	60,541	4,463,688
		12,862,223
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.4%
Ellington Financial, Inc. REIT (b)	126,160	1,850,767
KKR Real Estate Finance Trust, Inc. REIT (b)	97,802	1,706,645
Redwood Trust, Inc. REIT (b)	600,316	4,628,436
		8,185,848
OIL, GAS & CONSUMABLE FUELS — 4.0%
Callon Petroleum Co. (a)	241,513	9,467,310
Civitas Resources, Inc.	364,534	19,061,483
Dorian LPG, Ltd.	146,166	2,221,723
Laredo Petroleum, Inc. (a)	49,608	3,419,976
Ranger Oil Corp. Class A (a)	109,036	3,584,013
SM Energy Co.	615,205	21,033,859
Southwestern Energy Co. (a)	3,605,958	22,537,237
		81,325,601
PERSONAL PRODUCTS — 1.3%
elf Beauty, Inc. (a)	240,373	7,374,644
Inter Parfums, Inc.	90,906	6,641,592
Medifast, Inc.	58,309	10,525,357
USANA Health Sciences, Inc. (a)	38,258	2,768,349
		27,309,942
PHARMACEUTICALS — 2.5%
Amphastar Pharmaceuticals, Inc. (a)	130,434	4,537,799
Security Description	Shares	Value
ANI Pharmaceuticals, Inc. (a) (b)	39,143	$ 1,161,373
Cara Therapeutics, Inc. (a)	209,008	1,908,243
Collegium Pharmaceutical, Inc. (a) (b)	168,488	2,985,607
Corcept Therapeutics, Inc. (a) (b)	297,731	7,080,043
Harmony Biosciences Holdings, Inc. (a)	66,241	3,230,573
Innoviva, Inc. (a)	318,991	4,708,307
Nektar Therapeutics (a) (b)	427,158	1,623,200
Pacira BioSciences, Inc. (a)	140,622	8,198,263
Prestige Consumer Healthcare, Inc. (a)	136,452	8,023,378
Supernus Pharmaceuticals, Inc. (a)	268,079	7,752,845
		51,209,631
PROFESSIONAL SERVICES — 2.2%
Exponent, Inc.	262,239	23,987,002
Forrester Research, Inc. (a)	54,123	2,589,244
Heidrick & Struggles International, Inc.	100,875	3,264,315
Korn Ferry	271,650	15,761,133
		45,601,694
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Douglas Elliman, Inc.	349,214	1,672,735
Marcus & Millichap, Inc.	71,869	2,658,435
St. Joe Co.	165,445	6,545,004
		10,876,174
ROAD & RAIL — 0.4%
ArcBest Corp. (b)	123,046	8,658,747
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.7%
Alpha & Omega Semiconductor, Ltd. (a)	83,066	2,769,420
Axcelis Technologies, Inc. (a)	165,953	9,100,863
CEVA, Inc. (a)	118,557	3,978,773
Cohu, Inc. (a)	145,010	4,024,027
Diodes, Inc. (a)	228,046	14,724,930
FormFactor, Inc. (a)	247,124	9,571,113
Ichor Holdings, Ltd. (a)	85,275	2,215,444
Kulicke & Soffa Industries, Inc. (b)	297,827	12,749,974
MaxLinear, Inc. (a)	358,343	12,176,495
Onto Innovation, Inc. (a)	249,735	17,416,519
PDF Solutions, Inc. (a)	99,073	2,131,060
Rambus, Inc. (a)	554,947	11,925,811
SMART Global Holdings, Inc. (a) (b)	145,815	2,386,992
Ultra Clean Holdings, Inc. (a)	226,175	6,733,230
Veeco Instruments, Inc. (a)	256,934	4,984,520
		116,889,171
SOFTWARE — 5.5%
8x8, Inc. (a)	605,392	3,117,769

See accompanying notes to financial statements.
122

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SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
A10 Networks, Inc.	291,163	$ 4,186,924
Agilysys, Inc. (a)	61,624	2,912,966
Alarm.com Holdings, Inc. (a)	233,139	14,421,979
Cerence, Inc. (a)	105,169	2,653,414
Digital Turbine, Inc. (a)	441,876	7,719,574
InterDigital, Inc.	81,309	4,943,587
LivePerson, Inc. (a)	215,093	3,041,415
LiveRamp Holdings, Inc. (a)	344,936	8,902,798
OneSpan, Inc. (a)	83,372	992,127
Progress Software Corp.	220,149	9,972,750
SPS Commerce, Inc. (a)	182,623	20,645,530
Vonage Holdings Corp. (a)	1,277,450	24,067,158
Xperi Holding Corp.	277,422	4,003,199
		111,581,190
SPECIALTY RETAIL — 3.7%
Abercrombie & Fitch Co. Class A (a)	116,839	1,976,916
Academy Sports & Outdoors, Inc. (b)	253,190	8,998,373
Asbury Automotive Group, Inc. (a)	50,041	8,473,943
Boot Barn Holdings, Inc. (a)	151,522	10,441,381
Buckle, Inc.	149,709	4,145,442
Children's Place, Inc. (a)	63,843	2,484,770
Genesco, Inc. (a)	30,306	1,512,572
Hibbett, Inc. (b)	60,433	2,641,526
MarineMax, Inc. (a) (b)	110,877	4,004,877
Monro, Inc.	71,583	3,069,479
National Vision Holdings, Inc. (a)	183,246	5,039,265
Rent-A-Center, Inc.	127,973	2,489,075
Sally Beauty Holdings, Inc. (a)	233,460	2,782,843
Shoe Carnival, Inc.	84,288	1,821,464
Signet Jewelers, Ltd. (b)	239,804	12,819,922
Sleep Number Corp. (a) (b)	114,863	3,555,010
		76,256,858
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
3D Systems Corp. (a) (b)	653,886	6,342,694
Corsair Gaming, Inc. (a) (b)	65,202	856,102
Diebold Nixdorf, Inc. (a) (b)	360,915	819,277
		8,018,073
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Kontoor Brands, Inc. (b)	118,089	3,940,630
Movado Group, Inc.	79,696	2,464,997
Oxford Industries, Inc.	49,058	4,353,407
Steven Madden, Ltd.	252,679	8,138,790
Wolverine World Wide, Inc.	184,867	3,726,919
		22,624,743
THRIFTS & MORTGAGE FINANCE — 2.2%
Axos Financial, Inc. (a)	273,236	9,795,511
Flagstar Bancorp, Inc.	267,679	9,489,221
Northfield Bancorp, Inc.	125,137	1,630,535
Security Description	Shares	Value
Provident Financial Services, Inc.	172,719	$ 3,844,725
Walker & Dunlop, Inc.	153,557	14,793,681
WSFS Financial Corp.	142,679	5,720,001
		45,273,674
TOBACCO — 0.4%
Vector Group, Ltd.	670,044	7,035,462
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Applied Industrial Technologies, Inc.	84,648	8,140,598
Boise Cascade Co.	94,923	5,646,969
GMS, Inc. (a)	122,892	5,468,694
		19,256,261
WATER UTILITIES — 1.2%
American States Water Co.	124,590	10,155,331
California Water Service Group	160,492	8,915,331
Middlesex Water Co.	61,474	5,390,040
		24,460,702
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Gogo, Inc. (a)	166,370	2,693,530
TOTAL COMMON STOCKS (Cost $2,131,579,717)		2,034,535,127
SHORT-TERM INVESTMENTS — 6.0%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (d) (e)	1,422,488	1,422,346
State Street Navigator Securities Lending Portfolio II (f) (g)	119,883,511	119,883,511
TOTAL SHORT-TERM INVESTMENTS (Cost $121,305,942)		121,305,857
TOTAL INVESTMENTS — 105.8% (Cost $2,252,885,659)		2,155,840,984
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.8)%		(117,553,339)
NET ASSETS — 100.0%		$ 2,038,287,645
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
123

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,034,535,127	$—	$—	$2,034,535,127
Short-Term Investments	121,305,857	—	—	121,305,857
TOTAL INVESTMENTS	$2,155,840,984	$—	$—	$2,155,840,984

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,363,385	$ 1,363,794	$107,241,424	$107,182,280	$(507)	$(85)	1,422,488	$ 1,422,346	$ 7,917
State Street Navigator Securities Lending Portfolio II	138,318,348	138,318,348	604,232,792	622,667,629	—	—	119,883,511	119,883,511	234,121
Total		$139,682,142	$ 711,474,216	$729,849,909	$(507)	$(85)		$121,305,857	$242,038
See accompanying notes to financial statements.
124

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.6%
AAR Corp. (a)	282,073	$ 11,801,934
Aerojet Rocketdyne Holdings, Inc. (a)	303,999	12,342,360
AeroVironment, Inc. (a) (b)	89,828	7,383,862
Kaman Corp.	235,645	7,363,906
Moog, Inc. Class A	242,639	19,263,110
National Presto Industries, Inc.	42,934	2,818,188
Park Aerospace Corp.	92,050	1,174,558
		62,147,918
AIR FREIGHT & LOGISTICS — 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	218,923	13,509,738
Hub Group, Inc. Class A (a)	284,535	20,184,913
		33,694,651
AIRLINES — 0.8%
Allegiant Travel Co. (a)	129,057	14,595,056
Hawaiian Holdings, Inc. (a) (b)	433,258	6,199,922
SkyWest, Inc. (a)	429,358	9,123,858
		29,918,836
AUTO COMPONENTS — 1.0%
American Axle & Manufacturing Holdings, Inc. (a) (b)	965,015	7,266,563
Dorman Products, Inc. (a)	79,428	8,714,046
LCI Industries	70,545	7,892,574
Motorcar Parts of America, Inc. (a)	162,493	2,131,908
Patrick Industries, Inc.	100,736	5,222,154
Standard Motor Products, Inc.	161,939	7,285,636
		38,512,881
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	138,644	6,732,553
BANKS — 10.9%
Allegiance Bancshares, Inc.	159,387	6,018,453
Ameris Bancorp	240,630	9,668,513
Banc of California, Inc.	251,605	4,433,280
BancFirst Corp. (b)	75,068	7,184,758
BankUnited, Inc.	693,435	24,665,483
Banner Corp.	165,207	9,286,285
Berkshire Hills Bancorp, Inc.	393,697	9,751,875
Brookline Bancorp, Inc.	367,830	4,895,817
Central Pacific Financial Corp.	89,884	1,928,012
City Holding Co.	66,452	5,308,186
Columbia Banking System, Inc.	661,208	18,943,609
Community Bank System, Inc.	243,240	15,392,227
CVB Financial Corp.	1,123,653	27,877,831
Dime Community Bancshares, Inc.	137,058	4,063,770
Eagle Bancorp, Inc.	110,860	5,255,873
FB Financial Corp.	157,339	6,170,836
First BanCorp	146,031	5,096,482
Security Description	Shares	Value
First Commonwealth Financial Corp.	361,292	$ 4,848,539
First Financial Bancorp	799,115	15,502,831
First Hawaiian, Inc.	1,082,644	24,586,845
Hanmi Financial Corp.	113,248	2,541,285
Heritage Financial Corp.	297,564	7,486,710
Hilltop Holdings, Inc.	204,551	5,453,330
Hope Bancorp, Inc.	1,005,246	13,912,605
Independent Bank Corp.	226,878	18,020,919
Independent Bank Group, Inc.	304,357	20,668,884
National Bank Holdings Corp. Class A	104,280	3,990,796
NBT Bancorp, Inc.	357,325	13,431,847
OFG Bancorp	210,755	5,353,177
Pacific Premier Bancorp, Inc.	449,730	13,150,105
Park National Corp. (b)	45,218	5,482,682
Renasant Corp.	475,483	13,698,665
S&T Bancorp, Inc.	332,902	9,131,502
Seacoast Banking Corp. of Florida	243,925	8,059,282
Simmons First National Corp. Class A	1,061,424	22,565,874
Southside Bancshares, Inc.	101,051	3,781,328
Tompkins Financial Corp.	56,246	4,055,337
Trustmark Corp.	513,377	14,985,475
United Community Banks, Inc.	318,779	9,623,938
Westamerica BanCorp	227,300	12,651,518
		418,924,764
BEVERAGES — 0.1%
National Beverage Corp.	84,899	4,154,957
BIOTECHNOLOGY — 0.9%
Anika Therapeutics, Inc. (a)	57,407	1,281,324
Eagle Pharmaceuticals, Inc. (a) (b)	49,015	2,177,737
Emergent BioSolutions, Inc. (a)	372,358	11,557,992
Enanta Pharmaceuticals, Inc. (a)	60,922	2,879,783
Ironwood Pharmaceuticals, Inc. (a)	314,039	3,620,870
Myriad Genetics, Inc. (a)	324,308	5,892,676
REGENXBIO, Inc. (a)	175,177	4,326,872
Vanda Pharmaceuticals, Inc. (a)	169,781	1,850,613
		33,587,867
BUILDING PRODUCTS — 1.9%
AAON, Inc.	115,652	6,333,104
American Woodmark Corp. (a)	140,145	6,307,926
Apogee Enterprises, Inc.	183,782	7,207,930
Gibraltar Industries, Inc. (a)	146,564	5,679,355
Griffon Corp.	403,955	11,322,859
PGT Innovations, Inc. (a)	277,477	4,617,217
Quanex Building Products Corp.	283,547	6,450,694
Resideo Technologies, Inc. (a)	1,231,386	23,913,516
		71,832,601

See accompanying notes to financial statements.
125

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
CAPITAL MARKETS — 0.4%
Blucora, Inc. (a)	230,690	$ 4,258,537
StoneX Group, Inc. (a)	146,293	11,421,095
WisdomTree Investments, Inc. (b)	349,969	1,774,343
		17,453,975
CHEMICALS — 2.9%
AdvanSix, Inc.	109,484	3,661,145
American Vanguard Corp.	227,710	5,089,318
FutureFuel Corp.	218,468	1,590,447
GCP Applied Technologies, Inc. (a)	458,853	14,352,922
Hawkins, Inc.	73,092	2,633,505
HB Fuller Co.	242,257	14,586,294
Innospec, Inc.	210,482	20,162,071
Koppers Holdings, Inc.	180,259	4,081,064
Quaker Chemical Corp. (b)	47,670	7,127,618
Rayonier Advanced Materials, Inc. (a)	539,274	1,412,898
Schweitzer-Mauduit International, Inc.	266,172	6,686,241
Stepan Co.	177,640	18,003,814
Tredegar Corp.	227,865	2,278,650
Trinseo PLC	301,281	11,587,267
		113,253,254
COMMERCIAL SERVICES & SUPPLIES — 3.6%
ABM Industries, Inc.	566,961	24,617,447
Brady Corp. Class A	222,481	10,510,002
CoreCivic, Inc. REIT (a) (b)	1,017,865	11,308,480
Deluxe Corp.	360,517	7,812,403
Harsco Corp. (a)	670,135	4,764,660
Healthcare Services Group, Inc. (b)	630,524	10,977,423
HNI Corp.	353,399	12,259,411
Interface, Inc.	274,790	3,445,867
KAR Auction Services, Inc. (a) (b)	1,014,833	14,989,083
Matthews International Corp. Class A	267,327	7,664,265
Pitney Bowes, Inc.	1,399,769	5,067,164
UniFirst Corp.	127,065	21,878,052
Viad Corp. (a) (b)	81,613	2,253,335
		137,547,592
COMMUNICATIONS EQUIPMENT — 1.3%
CalAmp Corp. (a) (b)	303,559	1,265,841
Comtech Telecommunications Corp. (b)	222,923	2,021,912
Digi International, Inc. (a)	157,466	3,813,826
NETGEAR, Inc. (a) (b)	247,559	4,584,793
NetScout Systems, Inc. (a)	626,354	21,202,083
Plantronics, Inc. (a) (b)	187,990	7,459,443
Viavi Solutions, Inc. (a)	720,206	9,528,325
		49,876,223
Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.8%
Arcosa, Inc.	404,237	$ 18,768,724
Granite Construction, Inc. (b)	377,904	11,012,122
		29,780,846
CONSUMER FINANCE — 1.2%
Encore Capital Group, Inc. (a) (b)	109,058	6,300,281
EZCORP, Inc. Class A (a)	449,375	3,374,806
Green Dot Corp. Class A (a)	451,433	11,335,483
LendingTree, Inc. (a)	90,192	3,952,213
PRA Group, Inc. (a)	331,685	12,060,067
Prog Holdings, Inc. (a)	448,190	7,395,135
		44,417,985
CONTAINERS & PACKAGING — 0.6%
Myers Industries, Inc.	174,795	3,973,090
O-I Glass, Inc. (a)	1,321,626	18,502,764
		22,475,854
DIVERSIFIED CONSUMER SERVICES — 1.0%
Adtalem Global Education, Inc. (a)	376,410	13,539,468
American Public Education, Inc. (a)	158,334	2,558,677
Perdoceo Education Corp. (a)	592,862	6,983,914
Strategic Education, Inc.	191,518	13,517,341
WW International, Inc. (a)	450,270	2,877,225
		39,476,625
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc.	92,376	4,333,358
Cogent Communications Holdings, Inc.	118,434	7,196,050
Consolidated Communications Holdings, Inc. (a)	609,922	4,269,454
		15,798,862
ELECTRICAL EQUIPMENT — 0.3%
AZZ, Inc.	210,642	8,598,406
Powell Industries, Inc.	76,150	1,779,626
		10,378,032
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.2%
Arlo Technologies, Inc. (a)	314,011	1,968,849
Badger Meter, Inc.	86,617	7,006,449
Benchmark Electronics, Inc.	297,995	6,722,767
CTS Corp.	133,578	4,548,331
ePlus, Inc. (a)	228,842	12,156,087
FARO Technologies, Inc. (a)	77,226	2,380,878
Insight Enterprises, Inc. (a)	293,951	25,362,092
Itron, Inc. (a)	382,591	18,911,473
Knowles Corp. (a)	471,839	8,176,970
Methode Electronics, Inc.	171,049	6,335,655
OSI Systems, Inc. (a)	74,654	6,378,438
PC Connection, Inc.	93,159	4,103,654
Plexus Corp. (a)	231,846	18,199,911
Sanmina Corp. (a)	516,149	21,022,749

See accompanying notes to financial statements.
126

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
ScanSource, Inc. (a)	216,031	$ 6,727,205
TTM Technologies, Inc. (a)	841,392	10,517,400
		160,518,908
ENERGY EQUIPMENT & SERVICES — 3.6%
Archrock, Inc.	1,134,046	9,378,561
Bristow Group, Inc. (a) (b)	196,142	4,589,723
Core Laboratories NV (b)	227,101	4,498,871
DMC Global, Inc. (a) (b)	158,627	2,860,045
Dril-Quip, Inc. (a)	286,171	7,383,212
Helix Energy Solutions Group, Inc. (a)	1,200,034	3,720,105
Helmerich & Payne, Inc.	891,221	38,375,976
Nabors Industries, Ltd. (a)	73,656	9,862,538
Oceaneering International, Inc. (a)	844,409	9,018,288
Oil States International, Inc. (a)	519,331	2,814,774
Patterson-UTI Energy, Inc.	1,824,332	28,751,472
ProPetro Holding Corp. (a)	717,294	7,172,940
RPC, Inc. (a)	611,015	4,222,114
US Silica Holdings, Inc. (a)	631,033	7,206,397
		139,855,016
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (a) (b)	432,399	6,494,633
Marcus Corp. (a) (b)	184,989	2,732,287
		9,226,920
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 8.1%
Acadia Realty Trust REIT	440,290	6,877,330
Agree Realty Corp. REIT (b)	350,526	25,283,440
Alexander & Baldwin, Inc. REIT	605,504	10,868,797
American Assets Trust, Inc. REIT	253,680	7,534,296
Armada Hoffler Properties, Inc. REIT	222,939	2,862,537
Brandywine Realty Trust REIT	1,430,587	13,790,859
CareTrust REIT, Inc.	435,135	8,023,889
Centerspace REIT	45,913	3,744,205
Chatham Lodging Trust REIT (a)	412,554	4,311,189
Community Healthcare Trust, Inc. REIT	81,496	2,950,970
DiamondRock Hospitality Co. REIT (a)	1,790,310	14,698,445
Diversified Healthcare Trust REIT	2,021,999	3,680,038
Easterly Government Properties, Inc. REIT	758,100	14,434,224
Essential Properties Realty Trust, Inc. REIT	524,482	11,271,118
Four Corners Property Trust, Inc. REIT	344,845	9,169,429
Franklin Street Properties Corp. REIT	803,880	3,352,180
GEO Group, Inc. REIT (a) (b)	1,036,902	6,843,553
Getty Realty Corp. REIT	180,329	4,778,718
Global Net Lease, Inc. REIT	876,544	12,411,863
Security Description	Shares	Value
Hersha Hospitality Trust REIT (a)	279,401	$ 2,740,924
Industrial Logistics Properties Trust REIT	326,495	4,597,050
iStar, Inc. REIT	298,931	4,098,344
LTC Properties, Inc. REIT (b)	333,134	12,789,014
LXP Industrial Trust REIT	1,211,936	13,016,193
Office Properties Income Trust REIT	409,700	8,173,515
Orion Office REIT, Inc.	480,847	5,270,083
Retail Opportunity Investments Corp. REIT	532,879	8,408,831
RPT Realty REIT	349,523	3,435,811
Saul Centers, Inc. REIT	34,145	1,608,571
Service Properties Trust REIT	1,396,758	7,305,044
SITE Centers Corp. REIT	683,705	9,209,506
Summit Hotel Properties, Inc. REIT (a)	900,713	6,548,184
Uniti Group, Inc. REIT	829,883	7,817,498
Universal Health Realty Income Trust REIT	49,825	2,651,188
Urban Edge Properties REIT	512,920	7,801,513
Urstadt Biddle Properties, Inc. Class A REIT	117,033	1,895,935
Veris Residential, Inc. REIT (a)	677,161	8,965,612
Washington Real Estate Investment Trust	411,907	8,777,738
Whitestone REIT (b)	390,603	4,198,982
Xenia Hotels & Resorts, Inc. REIT (a)	970,737	14,104,809
		310,301,425
FOOD & STAPLES RETAILING — 1.1%
Andersons, Inc.	261,656	8,632,031
Chefs' Warehouse, Inc. (a) (b)	275,728	10,723,062
PriceSmart, Inc.	201,152	14,408,518
SpartanNash Co.	304,143	9,175,994
		42,939,605
FOOD PRODUCTS — 2.9%
B&G Foods, Inc.	574,917	13,671,526
Calavo Growers, Inc.	149,603	6,241,437
Cal-Maine Foods, Inc.	317,740	15,699,534
Fresh Del Monte Produce, Inc.	281,635	8,316,682
Hostess Brands, Inc. (a)	1,171,644	24,850,569
J & J Snack Foods Corp. (b)	70,412	9,833,740
John B Sanfilippo & Son, Inc.	75,048	5,440,230
Seneca Foods Corp. Class A (a)	53,430	2,967,502
Tootsie Roll Industries, Inc. (b)	75,364	2,664,117
TreeHouse Foods, Inc. (a)	474,666	19,850,532
		109,535,869
GAS UTILITIES — 1.6%
Chesapeake Utilities Corp.	71,525	9,266,064
Northwest Natural Holding Co.	286,150	15,194,565
South Jersey Industries, Inc.	1,036,457	35,384,642
		59,845,271

See accompanying notes to financial statements.
127

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
Artivion, Inc. (a) (b)	332,921	$ 6,285,549
Avanos Medical, Inc. (a)	393,928	10,769,992
Cardiovascular Systems, Inc. (a)	199,912	2,870,736
CONMED Corp. (b)	89,078	8,530,109
Cutera, Inc. (a) (b)	51,177	1,919,138
Embecta Corp. (a)	486,250	12,311,850
Glaukos Corp. (a)	190,443	8,649,921
Inogen, Inc. (a)	173,056	4,184,494
Integer Holdings Corp. (a)	280,293	19,805,503
Lantheus Holdings, Inc. (a)	234,906	15,510,843
Meridian Bioscience, Inc. (a)	132,082	4,017,934
Merit Medical Systems, Inc. (a)	184,854	10,032,027
Mesa Laboratories, Inc. (b)	18,122	3,695,801
Natus Medical, Inc. (a)	288,971	9,469,580
OraSure Technologies, Inc. (a) (b)	609,507	1,651,764
Orthofix Medical, Inc. (a)	167,060	3,932,592
Surmodics, Inc. (a)	41,117	1,530,786
Varex Imaging Corp. (a) (b)	120,044	2,567,741
Zimvie, Inc. (a)	176,200	2,820,962
		130,557,322
HEALTH CARE PROVIDERS & SERVICES — 2.9%
Addus HomeCare Corp. (a)	76,819	6,397,486
Covetrus, Inc. (a)	880,904	18,278,758
Ensign Group, Inc.	205,975	15,132,983
Hanger, Inc. (a)	311,219	4,456,656
MEDNAX, Inc. (a)	729,907	15,335,346
ModivCare, Inc. (a)	44,791	3,784,840
Owens & Minor, Inc.	644,338	20,264,430
Pennant Group, Inc. (a) (b)	112,114	1,436,180
Select Medical Holdings Corp.	875,530	20,680,019
US Physical Therapy, Inc.	61,195	6,682,494
		112,449,192
HEALTH CARE TECHNOLOGY — 0.7%
Allscripts Healthcare Solutions, Inc. (a) (b)	588,232	8,723,481
Computer Programs & Systems, Inc. (a)	123,922	3,961,786
HealthStream, Inc. (a)	98,187	2,131,640
NextGen Healthcare, Inc. (a)	466,029	8,127,546
Simulations Plus, Inc. (b)	53,219	2,625,293
		25,569,746
HOTELS, RESTAURANTS & LEISURE — 1.7%
BJ's Restaurants, Inc. (a)	197,200	4,275,296
Bloomin' Brands, Inc.	672,662	11,179,642
Brinker International, Inc. (a) (b)	364,382	8,027,335
Cheesecake Factory, Inc. (b)	413,006	10,911,618
Chuy's Holdings, Inc. (a)	167,364	3,333,891
Dave & Buster's Entertainment, Inc. (a)	179,642	5,888,665
Dine Brands Global, Inc. (b)	66,946	4,356,846
El Pollo Loco Holdings, Inc. (a)	163,950	1,613,268
Golden Entertainment, Inc. (a)	56,859	2,248,773
Security Description	Shares	Value
Jack in the Box, Inc. (b)	53,664	$ 3,008,404
Ruth's Hospitality Group, Inc.	268,368	4,363,664
Shake Shack, Inc. Class A (a)	149,016	5,883,152
		65,090,554
HOUSEHOLD DURABLES — 2.2%
Ethan Allen Interiors, Inc. (b)	185,904	3,757,120
iRobot Corp. (a)	102,620	3,771,285
La-Z-Boy, Inc. (b)	368,929	8,747,307
M/I Homes, Inc. (a)	235,040	9,321,686
MDC Holdings, Inc.	481,116	15,544,858
Meritage Homes Corp. (a)	162,021	11,746,522
Sonos, Inc. (a) (b)	548,492	9,894,796
Tri Pointe Homes, Inc. (a)	863,572	14,568,460
Tupperware Brands Corp. (a) (b)	413,006	2,618,458
Universal Electronics, Inc. (a)	110,755	2,832,005
		82,802,497
HOUSEHOLD PRODUCTS — 0.7%
Central Garden & Pet Co. (a) (b)	82,478	3,498,717
Central Garden & Pet Co. Class A (a)	330,359	13,217,663
WD-40 Co. (b)	48,736	9,813,481
		26,529,861
INSURANCE — 3.8%
Ambac Financial Group, Inc. (a)	391,486	4,443,366
American Equity Investment Life Holding Co.	654,902	23,949,766
AMERISAFE, Inc.	163,845	8,521,579
Assured Guaranty, Ltd.	310,781	17,338,472
eHealth, Inc. (a) (b)	201,036	1,875,666
Employers Holdings, Inc.	236,588	9,910,671
Genworth Financial, Inc. Class A (a)	4,319,297	15,247,118
Horace Mann Educators Corp.	351,942	13,507,534
James River Group Holdings, Ltd.	315,481	7,817,619
ProAssurance Corp.	456,783	10,793,782
Safety Insurance Group, Inc.	116,618	11,323,608
Selectquote, Inc. (a) (b)	537,653	1,333,380
SiriusPoint, Ltd. (a)	751,626	4,073,813
Stewart Information Services Corp.	116,086	5,775,279
United Fire Group, Inc.	182,517	6,247,557
Universal Insurance Holdings, Inc.	237,277	3,091,719
		145,250,929
INTERACTIVE MEDIA & SERVICES — 0.4%
Cars.com, Inc. (a) (b)	280,269	2,642,936
QuinStreet, Inc. (a)	422,333	4,248,670
Yelp, Inc. (a)	281,949	7,829,724
		14,721,330
INTERNET & DIRECT MARKETING RETAIL — 0.1%
PetMed Express, Inc. (b)	177,195	3,526,180

See accompanying notes to financial statements.
128

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
IT SERVICES — 0.4%
CSG Systems International, Inc.	105,367	$ 6,288,302
EVERTEC, Inc.	166,785	6,151,031
Unisys Corp. (a)	295,434	3,554,071
		15,993,404
LIFE SCIENCES TOOLS & SERVICES — 0.1%
NeoGenomics, Inc. (a)	468,817	3,820,859
MACHINERY — 5.2%
Alamo Group, Inc.	48,536	5,651,046
Albany International Corp. Class A	131,131	10,331,812
Astec Industries, Inc.	192,595	7,854,024
Barnes Group, Inc.	396,358	12,342,588
CIRCOR International, Inc. (a)	171,407	2,809,361
Enerpac Tool Group Corp. (b)	265,250	5,045,055
EnPro Industries, Inc.	175,465	14,375,847
ESCO Technologies, Inc.	215,871	14,759,100
Federal Signal Corp.	201,463	7,172,083
Franklin Electric Co., Inc.	108,894	7,977,574
Greenbrier Cos., Inc.	275,363	9,910,314
Hillenbrand, Inc.	274,758	11,254,088
John Bean Technologies Corp.	96,718	10,679,602
Lindsay Corp.	37,854	5,027,768
Meritor, Inc. (a)	599,955	21,796,365
Proto Labs, Inc. (a)	233,362	11,164,038
SPX Corp. (a) (b)	222,880	11,776,979
Standex International Corp.	53,743	4,556,332
Tennant Co.	89,400	5,296,950
Titan International, Inc. (a)	432,818	6,535,552
Trinity Industries, Inc.	289,725	7,017,140
Wabash National Corp. (b)	418,373	5,681,505
		199,015,123
MEDIA — 0.6%
AMC Networks, Inc. Class A (a) (b)	247,399	7,204,259
EW Scripps Co. Class A (a)	261,242	3,257,688
Gannett Co., Inc. (a)	746,998	2,166,294
Loyalty Ventures, Inc. (a)	168,616	601,959
Scholastic Corp. (b)	258,659	9,303,964
		22,534,164
METALS & MINING — 2.7%
Allegheny Technologies, Inc. (a)	569,602	12,935,662
Arconic Corp. (a)	896,796	25,155,128
Carpenter Technology Corp. (b)	407,741	11,380,051
Century Aluminum Co. (a) (b)	234,992	1,731,891
Compass Minerals International, Inc. (b)	287,546	10,176,253
Haynes International, Inc.	46,144	1,512,139
Kaiser Aluminum Corp. (b)	134,175	10,611,901
Materion Corp.	72,652	5,356,632
Olympic Steel, Inc.	78,972	2,033,529
SunCoke Energy, Inc.	702,947	4,787,069
TimkenSteel Corp. (a) (b)	347,999	6,511,061
Security Description	Shares	Value
Warrior Met Coal, Inc.	435,007	$ 13,315,564
		105,506,880
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 2.2%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	1,122,473	11,718,618
ARMOUR Residential REIT, Inc. (b)	849,251	5,978,727
Ellington Financial, Inc. REIT (b)	267,049	3,917,609
Franklin BSP Realty Trust, Inc. REIT	696,350	9,386,798
Granite Point Mortgage Trust, Inc. REIT	455,087	4,355,182
Invesco Mortgage Capital, Inc. (b)	277,555	4,074,503
KKR Real Estate Finance Trust, Inc. REIT (b)	248,195	4,331,003
New York Mortgage Trust, Inc. REIT	3,209,212	8,857,425
PennyMac Mortgage Investment Trust REIT (b)	764,702	10,575,829
Ready Capital Corp. REIT (b)	570,817	6,804,139
Two Harbors Investment Corp. REIT (b)	2,871,011	14,297,635
		84,297,468
MULTI-UTILITIES — 0.9%
Avista Corp.	609,388	26,514,472
Unitil Corp. (b)	135,151	7,936,067
		34,450,539
MULTILINE RETAIL — 0.1%
Big Lots, Inc. (b)	235,290	4,934,031
OIL, GAS & CONSUMABLE FUELS — 2.6%
CONSOL Energy, Inc. (a)	268,434	13,255,271
Green Plains, Inc. (a) (b)	458,470	12,456,630
Laredo Petroleum, Inc. (a)	40,082	2,763,253
Par Pacific Holdings, Inc. (a)	387,039	6,033,938
PBF Energy, Inc. Class A (a)	805,319	23,370,357
REX American Resources Corp. (a)	44,462	3,770,378
Southwestern Energy Co. (a)	3,403,854	21,274,087
Talos Energy, Inc. (a)	346,461	5,359,752
World Fuel Services Corp.	525,343	10,748,518
		99,032,184
PAPER & FOREST PRODUCTS — 0.7%
Clearwater Paper Corp. (a)	141,257	4,750,473
Glatfelter Corp.	376,710	2,591,765
Mercer International, Inc.	340,823	4,481,823
Neenah, Inc. (b)	141,810	4,841,393
Sylvamo Corp.	298,484	9,754,457
		26,419,911
PERSONAL PRODUCTS — 0.5%
Edgewell Personal Care Co.	440,986	15,222,837

See accompanying notes to financial statements.
129

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
USANA Health Sciences, Inc. (a)	32,618	$ 2,360,238
		17,583,075
PHARMACEUTICALS — 1.1%
Amphastar Pharmaceuticals, Inc. (a)	99,760	3,470,650
ANI Pharmaceuticals, Inc. (a) (b)	44,307	1,314,589
Corcept Therapeutics, Inc. (a) (b)	312,879	7,440,263
Harmony Biosciences Holdings, Inc. (a) (b)	85,199	4,155,155
Nektar Therapeutics (a) (b)	858,950	3,264,010
Pacira BioSciences, Inc. (a)	147,042	8,572,549
Phibro Animal Health Corp. Class A	172,079	3,291,871
Prestige Consumer Healthcare, Inc. (a)	199,209	11,713,489
		43,222,576
PROFESSIONAL SERVICES — 1.0%
Kelly Services, Inc. Class A	284,470	5,641,040
ManTech International Corp. Class A	230,615	22,012,202
Resources Connection, Inc.	265,328	5,404,731
TrueBlue, Inc. (a)	273,434	4,894,469
		37,952,442
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Anywhere Real Estate, Inc. (a)	1,002,127	9,850,908
Marcus & Millichap, Inc.	93,024	3,440,958
RE/MAX Holdings, Inc. Class A	159,864	3,919,865
		17,211,731
ROAD & RAIL — 0.4%
Heartland Express, Inc.	393,837	5,478,273
Marten Transport, Ltd.	505,171	8,496,976
		13,975,249
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.9%
Alpha & Omega Semiconductor, Ltd. (a)	41,026	1,367,807
Cohu, Inc. (a)	173,010	4,801,027
FormFactor, Inc. (a)	244,787	9,480,600
Ichor Holdings, Ltd. (a)	103,347	2,684,955
PDF Solutions, Inc. (a)	93,449	2,010,088
Photronics, Inc. (a)	517,549	10,081,855
SMART Global Holdings, Inc. (a) (b)	153,027	2,505,052
		32,931,384
SOFTWARE — 0.9%
Agilysys, Inc. (a)	60,924	2,879,877
Cerence, Inc. (a) (b)	154,866	3,907,269
Consensus Cloud Solutions, Inc. (a) (b)	138,117	6,032,951
Ebix, Inc. (b)	201,590	3,406,871
Security Description	Shares	Value
InterDigital, Inc.	124,645	$ 7,578,416
LivePerson, Inc. (a) (b)	221,294	3,129,097
OneSpan, Inc. (a)	148,298	1,764,746
Xperi Holding Corp.	424,404	6,124,150
		34,823,377
SPECIALTY RETAIL — 4.2%
Aaron's Co., Inc.	266,196	3,873,152
Abercrombie & Fitch Co. Class A (a) (b)	224,808	3,803,751
Academy Sports & Outdoors, Inc. (b)	291,425	10,357,244
America's Car-Mart, Inc. (a)	51,394	5,170,236
Asbury Automotive Group, Inc. (a)	101,741	17,228,821
Bed Bath & Beyond, Inc. (a) (b)	671,737	3,338,533
Caleres, Inc.	323,646	8,492,471
Cato Corp. Class A	137,729	1,599,034
Chico's FAS, Inc. (a)	1,036,596	5,151,882
Conn's, Inc. (a) (b)	130,051	1,043,009
Designer Brands, Inc. Class A (b)	518,999	6,778,127
Genesco, Inc. (a)	54,446	2,717,400
Group 1 Automotive, Inc.	140,665	23,884,917
Guess?, Inc. (b)	295,715	5,041,941
Haverty Furniture Cos., Inc. (b)	112,470	2,607,055
LL Flooring Holdings, Inc. (a) (b)	246,202	2,306,913
Monro, Inc.	161,740	6,935,411
National Vision Holdings, Inc. (a)	372,641	10,247,628
ODP Corp. (a)	365,392	11,049,454
Rent-A-Center, Inc. (b)	230,219	4,477,760
Sally Beauty Holdings, Inc. (a) (b)	494,997	5,900,364
Sonic Automotive, Inc. Class A	164,445	6,023,620
Urban Outfitters, Inc. (a) (b)	534,029	9,964,981
Zumiez, Inc. (a) (b)	138,961	3,612,986
		161,606,690
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Corsair Gaming, Inc. (a) (b)	170,650	2,240,634
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Fossil Group, Inc. (a)	401,422	2,075,352
G-III Apparel Group, Ltd. (a)	369,674	7,478,505
Kontoor Brands, Inc. (b)	197,168	6,579,496
Oxford Industries, Inc.	48,359	4,291,378
Steven Madden, Ltd.	213,569	6,879,057
Unifi, Inc. (a)	117,582	1,653,203
Wolverine World Wide, Inc. (b)	376,168	7,583,547
		36,540,538
THRIFTS & MORTGAGE FINANCE — 2.2%
Capitol Federal Financial, Inc.	1,092,376	10,028,011
Mr Cooper Group, Inc. (a)	619,024	22,742,942
NMI Holdings, Inc. Class A (a)	729,895	12,152,752
Northfield Bancorp, Inc.	154,891	2,018,230

See accompanying notes to financial statements.
130

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Northwest Bancshares, Inc.	1,080,061	$ 13,824,781
Provident Financial Services, Inc.	337,272	7,507,675
TrustCo Bank Corp.	158,066	4,874,755
WSFS Financial Corp.	302,335	12,120,610
		85,269,756
TOBACCO — 0.3%
Universal Corp.	208,138	12,592,349
TRADING COMPANIES & DISTRIBUTORS — 1.6%
Applied Industrial Technologies, Inc.	183,266	17,624,691
Boise Cascade Co.	173,037	10,293,971
DXP Enterprises, Inc. (a)	144,524	4,426,770
GMS, Inc. (a)	160,603	7,146,834
NOW, Inc. (a)	935,372	9,147,938
Veritiv Corp. (a)	117,922	12,800,433
		61,440,637
WATER UTILITIES — 0.6%
American States Water Co.	106,245	8,660,030
California Water Service Group	185,475	10,303,136
Middlesex Water Co. (b)	45,895	4,024,074
		22,987,240
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Gogo, Inc. (a)	287,642	4,656,924
Shenandoah Telecommunications Co.	422,727	9,384,540
Telephone & Data Systems, Inc.	823,142	12,997,412
		27,038,876
TOTAL COMMON STOCKS (Cost $4,194,063,494)		3,822,108,018
WARRANTS — 0.0% (c)
ENERGY EQUIPMENT & SERVICES — 0.0% (c)
Nabors Industries, Ltd. (expiring 06/11/26) (a) (b)	17,916	572,954
TOTAL WARRANTS (Cost $0)		572,954
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (d) (e)	7,706,133	$ 7,705,363
State Street Navigator Securities Lending Portfolio II (f) (g)	153,457,896	153,457,896
TOTAL SHORT-TERM INVESTMENTS (Cost $161,163,286)		161,163,259
TOTAL INVESTMENTS — 103.9% (Cost $4,355,226,780)		3,983,844,231
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(148,620,373)
NET ASSETS — 100.0%		$ 3,835,223,858
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,822,108,018	$—	$—	$3,822,108,018
Warrants	572,954	—	—	572,954
Short-Term Investments	161,163,259	—	—	161,163,259
TOTAL INVESTMENTS	$3,983,844,231	$—	$—	$3,983,844,231
See accompanying notes to financial statements.
131

SPDR SERIES TRUST
SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,709,553	$ 2,710,365	$ 251,466,500	$246,470,184	$(1,291)	$(27)	7,706,133	$ 7,705,363	$ 14,584
State Street Navigator Securities Lending Portfolio II	112,194,931	112,194,931	753,320,677	712,057,712	—	—	153,457,896	153,457,896	253,651
Total		$114,905,296	$1,004,787,177	$958,527,896	$(1,291)	$(27)		$161,163,259	$268,235
See accompanying notes to financial statements.
132

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.8%
AAR Corp. (a)	62	$ 2,594
Aerojet Rocketdyne Holdings, Inc. (a)	24	974
AeroVironment, Inc. (a)	20	1,644
Axon Enterprise, Inc. (a)	21	1,957
Boeing Co. (a)	174	23,789
Curtiss-Wright Corp.	86	11,357
General Dynamics Corp.	740	163,725
Hexcel Corp.	97	5,074
Howmet Aerospace, Inc.	746	23,462
Huntington Ingalls Industries, Inc.	55	11,980
Kaman Corp.	3	94
L3Harris Technologies, Inc.	508	122,784
Lockheed Martin Corp.	614	263,995
Mercury Systems, Inc. (a)	6	386
Moog, Inc. Class A	39	3,096
Northrop Grumman Corp.	440	210,571
Raytheon Technologies Corp.	3,861	371,081
Textron, Inc.	479	29,252
TransDigm Group, Inc. (a)	81	43,470
Triumph Group, Inc. (a)	313	4,160
Woodward, Inc.	85	7,862
		1,303,307
AIR FREIGHT & LOGISTICS — 0.4%
Atlas Air Worldwide Holdings, Inc. (a)	111	6,850
C.H. Robinson Worldwide, Inc.	256	25,951
Expeditors International of Washington, Inc.	158	15,398
FedEx Corp.	76	17,230
Forward Air Corp.	53	4,874
GXO Logistics, Inc. (a)	316	13,673
Hub Group, Inc. Class A (a)	100	7,094
United Parcel Service, Inc. Class B	1,283	234,199
		325,269
AIRLINES — 0.0% (b)
Alaska Air Group, Inc. (a)	66	2,643
Allegiant Travel Co. (a)	5	566
American Airlines Group, Inc. (a)	179	2,270
Delta Air Lines, Inc. (a)	202	5,852
Hawaiian Holdings, Inc. (a)	6	86
JetBlue Airways Corp. (a)	100	837
SkyWest, Inc. (a)	16	340
Southwest Airlines Co. (a)	62	2,239
United Airlines Holdings, Inc. (a)	100	3,542
		18,375
AUTO COMPONENTS — 0.0% (b)
Adient PLC (a)	49	1,452
American Axle & Manufacturing Holdings, Inc. (a)	60	452
Aptiv PLC (a)	84	7,482
BorgWarner, Inc.	75	2,503
Security Description	Shares	Value
Dana, Inc.	15	$ 211
Dorman Products, Inc. (a)	9	987
Fox Factory Holding Corp. (a)	5	403
Gentex Corp.	73	2,042
Gentherm, Inc. (a)	45	2,808
Goodyear Tire & Rubber Co. (a)	87	932
LCI Industries	3	335
Lear Corp.	19	2,392
Patrick Industries, Inc.	26	1,348
Standard Motor Products, Inc.	33	1,485
Visteon Corp. (a)	9	932
		25,764
AUTOMOBILES — 3.2%
Ford Motor Co.	14,248	158,580
General Motors Co. (a)	151	4,796
Harley-Davidson, Inc.	48	1,520
Tesla, Inc. (a)	3,222	2,169,759
Thor Industries, Inc. (c)	6	449
Winnebago Industries, Inc.	38	1,845
		2,336,949
BANKS — 2.3%
Ameris Bancorp	21	844
Associated Banc-Corp.	266	4,857
Banc of California, Inc.	63	1,110
BancFirst Corp.	37	3,541
Bancorp, Inc. (a)	155	3,026
Bank of America Corp.	9,564	297,727
Bank of Hawaii Corp.	44	3,274
Bank OZK	190	7,131
BankUnited, Inc.	101	3,593
Banner Corp.	53	2,979
Berkshire Hills Bancorp, Inc.	199	4,929
Brookline Bancorp, Inc.	209	2,782
Cadence Bank	192	4,508
Cathay General Bancorp	118	4,620
Central Pacific Financial Corp.	91	1,952
Citigroup, Inc.	616	28,330
Citizens Financial Group, Inc.	666	23,769
City Holding Co.	22	1,757
Columbia Banking System, Inc.	9	258
Comerica, Inc.	392	28,765
Commerce Bancshares, Inc.	137	8,994
Community Bank System, Inc.	59	3,733
Cullen/Frost Bankers, Inc.	149	17,351
Customers Bancorp, Inc. (a)	148	5,017
CVB Financial Corp.	266	6,599
Dime Community Bancshares, Inc.	84	2,491
Eagle Bancorp, Inc.	48	2,276
East West Bancorp, Inc.	221	14,321
FB Financial Corp.	62	2,432
Fifth Third Bancorp	1,203	40,421
First BanCorp (d)	314	4,054
First BanCorp (d)	83	2,897
First Commonwealth Financial Corp.	249	3,342

See accompanying notes to financial statements.
133

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
First Financial Bancorp	107	$ 2,076
First Financial Bankshares, Inc.	93	3,652
First Hawaiian, Inc.	173	3,929
First Horizon Corp.	1,714	37,468
First Republic Bank	93	13,411
FNB Corp.	534	5,799
Fulton Financial Corp.	322	4,653
Glacier Bancorp, Inc.	56	2,655
Hancock Whitney Corp.	189	8,378
Hanmi Financial Corp.	122	2,738
Heritage Financial Corp.	38	956
Hilltop Holdings, Inc.	15	400
Home BancShares, Inc.	27	561
HomeStreet, Inc.	33	1,144
Hope Bancorp, Inc.	236	3,266
Huntington Bancshares, Inc.	1,637	19,693
Independent Bank Corp.	35	2,780
Independent Bank Group, Inc.	57	3,871
International Bancshares Corp.	50	2,004
JPMorgan Chase & Co.	1,529	172,181
KeyCorp.	1,442	24,846
Lakeland Financial Corp.	77	5,114
M&T Bank Corp.	315	50,208
Meta Financial Group, Inc.	110	4,254
National Bank Holdings Corp. Class A	67	2,564
NBT Bancorp, Inc.	71	2,669
OFG Bancorp	171	4,343
Old National Bancorp	217	3,209
Pacific Premier Bancorp, Inc.	29	848
PacWest Bancorp	161	4,292
Park National Corp.	28	3,395
Pinnacle Financial Partners, Inc.	118	8,533
PNC Financial Services Group, Inc.	566	89,298
Preferred Bank	30	2,041
Prosperity Bancshares, Inc.	68	4,642
Regions Financial Corp.	1,463	27,431
Renasant Corp.	19	547
S&T Bancorp, Inc.	84	2,304
Seacoast Banking Corp. of Florida	101	3,337
ServisFirst Bancshares, Inc.	205	16,179
Signature Bank	150	26,881
Simmons First National Corp. Class A	153	3,253
Southside Bancshares, Inc.	101	3,779
SVB Financial Group (a)	67	26,464
Synovus Financial Corp.	291	10,490
Texas Capital Bancshares, Inc. (a)	30	1,579
Tompkins Financial Corp.	19	1,370
Triumph Bancorp, Inc. (a)	37	2,315
Truist Financial Corp.	1,519	72,046
Trustmark Corp.	114	3,328
UMB Financial Corp.	58	4,994
Umpqua Holdings Corp.	336	5,635
United Bankshares, Inc.	135	4,734
United Community Banks, Inc.	143	4,317
Security Description	Shares	Value
US Bancorp	979	$ 45,054
Valley National Bancorp	479	4,986
Veritex Holdings, Inc.	95	2,780
Washington Federal, Inc.	148	4,443
Webster Financial Corp.	316	13,319
Wells Fargo & Co.	6,687	261,930
Westamerica BanCorp	17	946
Wintrust Financial Corp.	148	11,862
Zions Bancorp NA	392	19,953
		1,631,807
BEVERAGES — 1.8%
Boston Beer Co., Inc. Class A (a)	1	303
Brown-Forman Corp. Class B	96	6,735
Celsius Holdings, Inc. (a) (c)	44	2,871
Coca-Cola Co.	9,313	585,881
Coca-Cola Consolidated, Inc.	22	12,406
Constellation Brands, Inc. Class A	189	44,048
MGP Ingredients, Inc. (c)	41	4,104
Molson Coors Beverage Co. Class B	214	11,665
Monster Beverage Corp. (a)	117	10,846
National Beverage Corp.	3	147
PepsiCo, Inc.	3,580	596,643
		1,275,649
BIOTECHNOLOGY — 2.6%
AbbVie, Inc.	6,770	1,036,893
Amgen, Inc.	832	202,426
Anika Therapeutics, Inc. (a)	5	112
Arrowhead Pharmaceuticals, Inc. (a)	11	387
Avid Bioservices, Inc. (a)	58	885
Biogen, Inc. (a)	45	9,177
Coherus Biosciences, Inc. (a)	7	51
Cytokinetics, Inc. (a) (c)	343	13,476
Eagle Pharmaceuticals, Inc. (a)	19	844
Emergent BioSolutions, Inc. (a)	5	155
Enanta Pharmaceuticals, Inc. (a)	38	1,796
Exelixis, Inc. (a)	229	4,768
Gilead Sciences, Inc.	1,428	88,265
Halozyme Therapeutics, Inc. (a)	15	660
Incyte Corp. (a)	136	10,332
Ligand Pharmaceuticals, Inc. (a)	2	178
Moderna, Inc. (a)	402	57,426
Myriad Genetics, Inc. (a)	83	1,508
Neurocrine Biosciences, Inc. (a)	108	10,528
Organogenesis Holdings, Inc. (a)	7	34
Regeneron Pharmaceuticals, Inc. (a)	392	231,723
REGENXBIO, Inc. (a)	4	99
United Therapeutics Corp. (a)	24	5,655
Vanda Pharmaceuticals, Inc. (a)	41	447
Vericel Corp. (a)	15	378
Vertex Pharmaceuticals, Inc. (a)	658	185,418
Xencor, Inc. (a)	6	164
		1,863,785

See accompanying notes to financial statements.
134

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
BUILDING PRODUCTS — 0.3%
A.O. Smith Corp.	122	$ 6,671
AAON, Inc.	17	931
Allegion PLC	27	2,643
American Woodmark Corp. (a)	2	90
Apogee Enterprises, Inc.	66	2,589
Builders FirstSource, Inc. (a)	556	29,857
Carlisle Cos., Inc.	168	40,086
Carrier Global Corp.	1,328	47,357
Fortune Brands Home & Security, Inc.	14	838
Griffon Corp.	40	1,121
Insteel Industries, Inc.	27	909
Johnson Controls International PLC	1,091	52,237
Lennox International, Inc.	10	2,066
Masco Corp.	75	3,795
Owens Corning	117	8,694
PGT Innovations, Inc. (a)	48	799
Quanex Building Products Corp.	50	1,138
Resideo Technologies, Inc. (a)	71	1,379
Simpson Manufacturing Co., Inc.	49	4,930
Trane Technologies PLC	121	15,714
Trex Co., Inc. (a)	12	653
UFP Industries, Inc.	45	3,066
		227,563
CAPITAL MARKETS — 2.3%
Affiliated Managers Group, Inc.	21	2,449
Ameriprise Financial, Inc.	264	62,748
B Riley Financial, Inc. (c)	65	2,746
Bank of New York Mellon Corp.	996	41,543
BlackRock, Inc.	133	81,002
Blucora, Inc. (a)	60	1,108
Brightsphere Investment Group, Inc.	145	2,611
Cboe Global Markets, Inc.	209	23,657
Charles Schwab Corp.	3,889	245,707
CME Group, Inc.	930	190,371
Donnelley Financial Solutions, Inc. (a)	119	3,486
Evercore, Inc. Class A	12	1,123
FactSet Research Systems, Inc.	121	46,533
Federated Hermes, Inc.	284	9,028
Franklin Resources, Inc.	320	7,459
Goldman Sachs Group, Inc.	386	114,650
Interactive Brokers Group, Inc. Class A	63	3,466
Intercontinental Exchange, Inc.	1,105	103,914
Invesco, Ltd.	176	2,839
Janus Henderson Group PLC	262	6,160
Jefferies Financial Group, Inc.	260	7,181
MarketAxess Holdings, Inc.	4	1,024
Moody's Corp.	251	68,265
Morgan Stanley	2,494	189,694
MSCI, Inc.	126	51,931
Nasdaq, Inc.	230	35,084
Northern Trust Corp.	322	31,067
Security Description	Shares	Value
Piper Sandler Cos.	37	$ 4,194
Raymond James Financial, Inc.	561	50,159
S&P Global, Inc.	540	182,012
SEI Investments Co.	106	5,726
State Street Corp. (e)	568	35,017
Stifel Financial Corp.	119	6,666
StoneX Group, Inc. (a)	17	1,327
T Rowe Price Group, Inc.	118	13,406
Virtus Investment Partners, Inc.	4	684
WisdomTree Investments, Inc. (c)	40	203
		1,636,240
CHEMICALS — 1.4%
AdvanSix, Inc.	144	4,815
Air Products & Chemicals, Inc.	115	27,655
Albemarle Corp.	375	78,368
American Vanguard Corp.	39	872
Ashland Global Holdings, Inc.	128	13,190
Avient Corp.	104	4,168
Balchem Corp.	57	7,395
Cabot Corp.	170	10,844
Celanese Corp.	79	9,291
CF Industries Holdings, Inc.	844	72,356
Chemours Co.	325	10,407
Corteva, Inc.	1,881	101,837
Dow, Inc.	1,142	58,939
DuPont de Nemours, Inc.	584	32,459
Eastman Chemical Co.	147	13,196
Ecolab, Inc.	78	11,993
FMC Corp.	249	26,646
GCP Applied Technologies, Inc. (a)	139	4,348
HB Fuller Co.	60	3,613
Ingevity Corp. (a)	29	1,831
Innospec, Inc.	13	1,245
International Flavors & Fragrances, Inc.	237	28,232
Koppers Holdings, Inc.	3	68
Linde PLC	992	285,230
Livent Corp. (a)	585	13,274
LyondellBasell Industries NV Class A	353	30,873
Minerals Technologies, Inc.	4	245
Mosaic Co.	1,495	70,609
NewMarket Corp.	3	903
Olin Corp.	423	19,577
PPG Industries, Inc.	74	8,461
Quaker Chemical Corp. (c)	6	897
Rayonier Advanced Materials, Inc. (a)	5	13
RPM International, Inc.	67	5,274
Schweitzer-Mauduit International, Inc.	19	477
Scotts Miracle-Gro Co.	12	948
Sensient Technologies Corp.	57	4,592
Sherwin-Williams Co.	174	38,960
Stepan Co.	2	203
Tredegar Corp.	84	840

See accompanying notes to financial statements.
135

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Trinseo PLC	44	$ 1,692
Valvoline, Inc.	242	6,977
		1,013,813
COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	49	2,128
Brady Corp. Class A	15	709
Brink's Co.	15	911
Cintas Corp.	264	98,612
Clean Harbors, Inc. (a)	151	13,238
Copart, Inc. (a)	287	31,185
CoreCivic, Inc. REIT (a)	436	4,844
Deluxe Corp.	13	282
Harsco Corp. (a)	25	178
Healthcare Services Group, Inc.	88	1,532
HNI Corp.	37	1,283
IAA, Inc. (a)	17	557
Interface, Inc.	59	740
KAR Auction Services, Inc. (a)	314	4,638
Matthews International Corp. Class A	44	1,261
MillerKnoll, Inc.	24	630
MSA Safety, Inc.	11	1,332
Pitney Bowes, Inc.	17	62
Republic Services, Inc.	627	82,055
Rollins, Inc.	211	7,368
Stericycle, Inc. (a)	9	395
Tetra Tech, Inc.	173	23,623
UniFirst Corp.	11	1,894
Viad Corp. (a)	28	773
Waste Management, Inc.	916	140,130
		420,360
COMMUNICATIONS EQUIPMENT — 0.9%
ADTRAN, Inc.	107	1,876
Arista Networks, Inc. (a)	920	86,241
CalAmp Corp. (a)	3	13
Ciena Corp. (a)	440	20,108
Cisco Systems, Inc.	8,191	349,264
Comtech Telecommunications Corp.	19	172
Digi International, Inc. (a)	68	1,647
Extreme Networks, Inc. (a)	227	2,025
F5, Inc. (a)	119	18,212
Harmonic, Inc. (a)	475	4,118
Juniper Networks, Inc.	1,246	35,511
Lumentum Holdings, Inc. (a)	157	12,469
Motorola Solutions, Inc.	542	113,603
NetScout Systems, Inc. (a)	191	6,465
Plantronics, Inc. (a)	5	198
Viasat, Inc. (a)	23	705
Viavi Solutions, Inc. (a)	225	2,977
		655,604
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	307	20,022
Arcosa, Inc.	27	1,254
Security Description	Shares	Value
Comfort Systems USA, Inc.	63	$ 5,238
Dycom Industries, Inc. (a)	19	1,768
EMCOR Group, Inc.	49	5,045
Fluor Corp. (a)	421	10,247
Granite Construction, Inc.	92	2,681
MasTec, Inc. (a)	18	1,290
MDU Resources Group, Inc.	63	1,700
MYR Group, Inc. (a)	44	3,878
NV5 Global, Inc. (a)	44	5,137
Quanta Services, Inc.	516	64,675
Valmont Industries, Inc.	25	5,616
		128,551
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	28	3,078
Martin Marietta Materials, Inc.	110	32,916
Vulcan Materials Co.	206	29,273
		65,267
CONSUMER FINANCE — 0.4%
American Express Co.	1,591	220,544
Capital One Financial Corp.	214	22,297
Discover Financial Services	328	31,022
Encore Capital Group, Inc. (a)	86	4,968
Enova International, Inc. (a)	60	1,729
FirstCash Holdings, Inc.	63	4,379
Green Dot Corp. Class A (a)	6	151
LendingTree, Inc. (a)	5	219
Navient Corp.	239	3,344
PRA Group, Inc. (a)	142	5,163
Prog Holdings, Inc. (a)	12	198
SLM Corp.	260	4,144
Synchrony Financial	162	4,475
World Acceptance Corp. (a)	25	2,806
		305,439
CONTAINERS & PACKAGING — 0.2%
Amcor PLC	2,037	25,320
AptarGroup, Inc.	7	722
Avery Dennison Corp.	26	4,209
Ball Corp.	368	25,307
Greif, Inc. Class A	64	3,992
International Paper Co.	200	8,366
Myers Industries, Inc.	11	250
O-I Glass, Inc. (a)	49	686
Packaging Corp. of America	167	22,963
Sealed Air Corp.	530	30,592
Silgan Holdings, Inc.	183	7,567
Sonoco Products Co.	112	6,388
Westrock Co.	81	3,227
		139,589
DISTRIBUTORS — 0.1%
Genuine Parts Co.	191	25,403
LKQ Corp.	305	14,973
Pool Corp.	54	18,966
		59,342

See accompanying notes to financial statements.
136

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	6	$ 216
Graham Holdings Co. Class B	3	1,701
Grand Canyon Education, Inc. (a)	5	471
H&R Block, Inc.	461	16,283
Perdoceo Education Corp. (a)	85	1,001
Service Corp. International	495	34,214
Strategic Education, Inc.	3	212
WW International, Inc. (a)	6	38
		54,136
DIVERSIFIED FINANCIAL SERVICES — 2.1%
Berkshire Hathaway, Inc. Class B (a)	5,445	1,486,594
Voya Financial, Inc.	128	7,620
		1,494,214
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc.	2,218	46,489
ATN International, Inc.	2	94
Cogent Communications Holdings, Inc.	30	1,823
Consolidated Communications Holdings, Inc. (a)	87	609
Iridium Communications, Inc. (a)	206	7,737
Lumen Technologies, Inc.	678	7,397
Verizon Communications, Inc.	3,042	154,382
		218,531
ELECTRIC UTILITIES — 1.9%
ALLETE, Inc.	39	2,292
Alliant Energy Corp.	493	28,895
American Electric Power Co., Inc.	1,095	105,054
Constellation Energy Corp.	1,183	67,739
Duke Energy Corp.	1,672	179,255
Edison International	983	62,165
Entergy Corp.	353	39,762
Evergy, Inc.	404	26,361
Eversource Energy	533	45,023
Exelon Corp.	3,751	169,995
FirstEnergy Corp.	1,712	65,724
Hawaiian Electric Industries, Inc.	158	6,462
IDACORP, Inc.	110	11,651
NextEra Energy, Inc.	3,858	298,841
NRG Energy, Inc.	431	16,451
OGE Energy Corp.	601	23,175
Pinnacle West Capital Corp.	105	7,678
PNM Resources, Inc.	98	4,682
PPL Corp.	1,010	27,401
Southern Co.	2,304	164,298
Xcel Energy, Inc.	836	59,155
		1,412,059
ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	47	7,240
AMETEK, Inc.	263	28,901
AZZ, Inc.	28	1,143
Eaton Corp. PLC	701	88,319
Security Description	Shares	Value
Emerson Electric Co.	1,045	$ 83,119
Encore Wire Corp.	75	7,794
EnerSys	16	943
Generac Holdings, Inc. (a)	45	9,476
Hubbell, Inc.	62	11,072
nVent Electric PLC	366	11,467
Regal Rexnord Corp.	119	13,509
Rockwell Automation, Inc.	205	40,859
Sunrun, Inc. (a)	24	561
Vicor Corp. (a)	7	383
		304,786
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Advanced Energy Industries, Inc.	4	292
Amphenol Corp. Class A	1,177	75,775
Arrow Electronics, Inc. (a)	106	11,882
Avnet, Inc.	115	4,931
Badger Meter, Inc.	48	3,883
Belden, Inc.	118	6,286
Benchmark Electronics, Inc.	50	1,128
CDW Corp.	183	28,833
Cognex Corp.	92	3,912
Coherent, Inc. (a)	39	10,383
Corning, Inc.	232	7,310
CTS Corp.	27	919
ePlus, Inc. (a)	25	1,328
Fabrinet (a)	120	9,732
FARO Technologies, Inc. (a)	12	370
II-VI, Inc. (a) (c)	188	9,579
Insight Enterprises, Inc. (a)	54	4,659
IPG Photonics Corp. (a)	4	377
Itron, Inc. (a)	27	1,335
Jabil, Inc.	342	17,514
Keysight Technologies, Inc. (a)	322	44,388
Knowles Corp. (a)	82	1,421
Littelfuse, Inc.	23	5,843
Methode Electronics, Inc.	97	3,593
National Instruments Corp.	97	3,029
OSI Systems, Inc. (a)	22	1,880
Plexus Corp. (a)	14	1,099
Rogers Corp. (a)	68	17,822
Sanmina Corp. (a)	69	2,810
ScanSource, Inc. (a)	92	2,865
TD SYNNEX Corp.	13	1,184
TE Connectivity, Ltd.	370	41,865
Teledyne Technologies, Inc. (a)	72	27,008
Trimble, Inc. (a)	130	7,570
TTM Technologies, Inc. (a)	151	1,887
Vishay Intertechnology, Inc.	42	748
Vontier Corp.	18	414
Zebra Technologies Corp. Class A (a)	16	4,703
		370,557
ENERGY EQUIPMENT & SERVICES — 0.7%
Archrock, Inc.	14	116

See accompanying notes to financial statements.
137

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Baker Hughes Co.	3,786	$ 109,302
Bristow Group, Inc. (a)	7	164
ChampionX Corp.	404	8,019
Core Laboratories NV	5	99
DMC Global, Inc. (a)	6	108
Dril-Quip, Inc. (a)	4	103
Halliburton Co.	3,627	113,743
Helix Energy Solutions Group, Inc. (a)	362	1,122
Helmerich & Payne, Inc.	426	18,344
Nabors Industries, Ltd. (a)	36	4,820
Nov, Inc.	1,260	21,307
Oceaneering International, Inc. (a)	221	2,360
Oil States International, Inc. (a)	6	33
Patterson-UTI Energy, Inc.	869	13,696
ProPetro Holding Corp. (a)	364	3,640
Schlumberger NV	5,374	192,174
US Silica Holdings, Inc. (a)	301	3,437
		492,587
ENTERTAINMENT — 0.2%
Activision Blizzard, Inc.	404	31,455
Cinemark Holdings, Inc. (a)	11	165
Electronic Arts, Inc.	146	17,761
Live Nation Entertainment, Inc. (a)	490	40,464
Marcus Corp. (a) (c)	27	399
Netflix, Inc. (a)	46	8,044
Take-Two Interactive Software, Inc. (a)	60	7,352
Walt Disney Co. (a)	191	18,030
Warner Bros Discovery, Inc. (a)	687	9,220
World Wrestling Entertainment, Inc. Class A (c)	95	5,937
		138,827
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.4%
Acadia Realty Trust REIT	137	2,140
Agree Realty Corp. REIT	46	3,318
Alexander & Baldwin, Inc. REIT	277	4,972
Alexandria Real Estate Equities, Inc. REIT	286	41,479
American Assets Trust, Inc. REIT	138	4,099
American Campus Communities, Inc. REIT	446	28,754
American Tower Corp. REIT	629	160,766
Apartment Income REIT Corp.	406	16,890
Armada Hoffler Properties, Inc. REIT	54	693
AvalonBay Communities, Inc. REIT	448	87,024
Boston Properties, Inc. REIT	368	32,745
Brandywine Realty Trust REIT	205	1,976
Brixmor Property Group, Inc. REIT	771	15,582
Camden Property Trust REIT	370	49,758
CareTrust REIT, Inc.	127	2,342
Centerspace REIT	48	3,914
Chatham Lodging Trust REIT (a)	122	1,275
Security Description	Shares	Value
Community Healthcare Trust, Inc. REIT	8	$ 290
Corporate Office Properties Trust REIT	96	2,514
Cousins Properties, Inc. REIT	265	7,746
Crown Castle International Corp. REIT	582	97,997
DiamondRock Hospitality Co. REIT (a)	243	1,995
Digital Realty Trust, Inc. REIT	264	34,275
Diversified Healthcare Trust REIT	60	109
Douglas Emmett, Inc. REIT	212	4,745
Duke Realty Corp. REIT	1,143	62,808
Easterly Government Properties, Inc. REIT	28	533
EastGroup Properties, Inc. REIT	131	20,217
EPR Properties REIT	193	9,057
Equinix, Inc. REIT	140	91,983
Equity Residential REIT	1,026	74,098
Essential Properties Realty Trust, Inc. REIT	164	3,524
Essex Property Trust, Inc. REIT	169	44,195
Extra Space Storage, Inc. REIT	485	82,508
Federal Realty OP LP, REIT	139	13,308
First Industrial Realty Trust, Inc. REIT	391	18,565
Four Corners Property Trust, Inc. REIT	62	1,649
Franklin Street Properties Corp. REIT	330	1,376
GEO Group, Inc. REIT (a) (c)	145	957
Getty Realty Corp. REIT	40	1,060
Global Net Lease, Inc. REIT	117	1,657
Healthcare Realty Trust, Inc. REIT	79	2,149
Healthpeak Properties, Inc. REIT	726	18,811
Highwoods Properties, Inc. REIT	123	4,205
Host Hotels & Resorts, Inc. REIT	1,125	17,640
Hudson Pacific Properties, Inc. REIT	112	1,662
Independence Realty Trust, Inc. REIT	902	18,698
Industrial Logistics Properties Trust REIT	89	1,253
Innovative Industrial Properties, Inc. REIT	68	7,471
Iron Mountain, Inc. REIT	1,049	51,076
iStar, Inc. REIT	338	4,634
JBG SMITH Properties REIT	36	851
Kilroy Realty Corp. REIT	228	11,931
Kimco Realty Corp. REIT	1,595	31,533
Kite Realty Group Trust REIT	431	7,452
Lamar Advertising Co. Class A REIT	225	19,793
Life Storage, Inc. REIT	297	33,163
LXP Industrial Trust REIT	1,037	11,137
Macerich Co. REIT	507	4,416
Medical Properties Trust, Inc. REIT	639	9,758

See accompanying notes to financial statements.
138

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Mid-America Apartment Communities, Inc. REIT	418	$ 73,012
National Retail Properties, Inc. REIT	277	11,911
National Storage Affiliates Trust REIT	318	15,922
NexPoint Residential Trust, Inc. REIT	76	4,751
Office Properties Income Trust REIT	110	2,194
Omega Healthcare Investors, Inc. REIT	25	705
Park Hotels & Resorts, Inc. REIT	224	3,040
Pebblebrook Hotel Trust REIT	179	2,966
Physicians Realty Trust REIT	169	2,949
PotlatchDeltic Corp. REIT	79	3,491
Prologis, Inc. REIT	2,681	315,420
PS Business Parks, Inc. REIT	35	6,550
Public Storage REIT	552	172,594
Rayonier, Inc. REIT	316	11,812
Realty Income Corp. REIT	1,011	69,011
Regency Centers Corp. REIT	335	19,869
Retail Opportunity Investments Corp. REIT	319	5,034
Rexford Industrial Realty, Inc. REIT	589	33,920
RPT Realty REIT	275	2,703
Sabra Health Care REIT, Inc.	24	335
Safehold, Inc. REIT (c)	4	141
Saul Centers, Inc. REIT	65	3,062
SBA Communications Corp. REIT	237	75,852
Service Properties Trust REIT	17	89
Simon Property Group, Inc. REIT	646	61,318
SITE Centers Corp. REIT	402	5,415
SL Green Realty Corp. REIT (c)	139	6,415
Spirit Realty Capital, Inc. REIT	171	6,460
STORE Capital Corp. REIT	76	1,982
Summit Hotel Properties, Inc. REIT (a)	186	1,352
Tanger Factory Outlet Centers, Inc. REIT	226	3,214
UDR, Inc. REIT	898	41,344
Uniti Group, Inc. REIT	709	6,679
Universal Health Realty Income Trust REIT	22	1,171
Urban Edge Properties REIT	171	2,601
Urstadt Biddle Properties, Inc. Class A REIT	53	859
Ventas, Inc. REIT	868	44,641
Veris Residential, Inc. REIT (a)	226	2,992
Vornado Realty Trust REIT	247	7,062
Washington Real Estate Investment Trust	158	3,367
Welltower, Inc. REIT	1,461	120,313
Weyerhaeuser Co. REIT	1,160	38,419
Xenia Hotels & Resorts, Inc. REIT (a)	156	2,267
		2,487,730
Security Description	Shares	Value
FOOD & STAPLES RETAILING — 1.9%
Andersons, Inc.	64	$ 2,111
BJ's Wholesale Club Holdings, Inc. (a)	500	31,160
Casey's General Stores, Inc.	20	3,700
Chefs' Warehouse, Inc. (a)	96	3,733
Costco Wholesale Corp.	1,698	813,818
Grocery Outlet Holding Corp. (a)	57	2,430
Kroger Co.	2,655	125,661
Performance Food Group Co. (a)	48	2,207
PriceSmart, Inc.	20	1,433
SpartanNash Co.	102	3,077
Sprouts Farmers Market, Inc. (a)	337	8,533
Sysco Corp.	578	48,962
United Natural Foods, Inc. (a)	115	4,531
Walgreens Boots Alliance, Inc.	370	14,023
Walmart, Inc.	2,489	302,613
		1,367,992
FOOD PRODUCTS — 1.1%
Archer-Daniels-Midland Co.	2,027	157,295
B&G Foods, Inc.	7	166
Calavo Growers, Inc.	6	250
Cal-Maine Foods, Inc.	135	6,670
Campbell Soup Co.	230	11,052
Conagra Brands, Inc.	348	11,916
Darling Ingredients, Inc. (a)	351	20,990
Flowers Foods, Inc.	271	7,133
Fresh Del Monte Produce, Inc.	31	915
General Mills, Inc.	1,311	98,915
Hain Celestial Group, Inc. (a)	29	688
Hershey Co.	527	113,389
Hormel Foods Corp.	555	26,285
Hostess Brands, Inc. (a)	501	10,626
Ingredion, Inc.	76	6,700
J & J Snack Foods Corp.	13	1,816
J.M. Smucker Co.	169	21,634
John B Sanfilippo & Son, Inc.	10	725
Kellogg Co.	450	32,103
Kraft Heinz Co.	808	30,817
Lamb Weston Holdings, Inc.	18	1,286
Lancaster Colony Corp.	6	773
McCormick & Co., Inc.	491	40,876
Mondelez International, Inc. Class A	2,155	133,804
Pilgrim's Pride Corp. (a)	138	4,310
Post Holdings, Inc. (a)	67	5,517
Sanderson Farms, Inc.	51	10,992
Seneca Foods Corp. Class A (a)	15	833
Simply Good Foods Co. (a)	149	5,628
Tootsie Roll Industries, Inc.	7	247
TreeHouse Foods, Inc. (a)	6	251
Tyson Foods, Inc. Class A	696	59,898
		824,500
GAS UTILITIES — 0.2%
Atmos Energy Corp.	322	36,096

See accompanying notes to financial statements.
139

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Chesapeake Utilities Corp.	50	$ 6,477
National Fuel Gas Co.	354	23,382
New Jersey Resources Corp.	126	5,611
Northwest Natural Holding Co.	26	1,380
ONE Gas, Inc.	105	8,525
South Jersey Industries, Inc.	407	13,895
Southwest Gas Holdings, Inc.	151	13,149
Spire, Inc.	46	3,421
UGI Corp.	65	2,510
		114,446
HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Abbott Laboratories	2,013	218,712
ABIOMED, Inc. (a)	62	15,346
Align Technology, Inc. (a)	8	1,893
AngioDynamics, Inc. (a)	105	2,032
Artivion, Inc. (a)	4	75
Avanos Medical, Inc. (a)	5	137
Baxter International, Inc.	363	23,315
Becton Dickinson & Co.	501	123,512
BioLife Solutions, Inc. (a)	9	124
Boston Scientific Corp. (a)	1,917	71,447
Cardiovascular Systems, Inc. (a)	4	57
CONMED Corp.	39	3,735
Cooper Cos., Inc.	66	20,666
Cutera, Inc. (a)	91	3,412
DENTSPLY SIRONA, Inc.	23	822
DexCom, Inc. (a)	1,244	92,715
Edwards Lifesciences Corp. (a)	1,615	153,570
Embecta Corp. (a)	18	456
Enovis Corp. (a)	17	935
Envista Holdings Corp. (a)	255	9,828
Glaukos Corp. (a)	5	227
Globus Medical, Inc. Class A (a)	91	5,109
Haemonetics Corp. (a)	5	326
Heska Corp. (a)	8	756
Hologic, Inc. (a)	595	41,233
ICU Medical, Inc. (a)	28	4,603
IDEXX Laboratories, Inc. (a)	97	34,021
Inogen, Inc. (a)	2	48
Integer Holdings Corp. (a)	38	2,685
Integra LifeSciences Holdings Corp. (a)	23	1,243
Intuitive Surgical, Inc. (a)	555	111,394
Lantheus Holdings, Inc. (a)	254	16,772
LeMaitre Vascular, Inc.	10	455
LivaNova PLC (a)	61	3,811
Masimo Corp. (a)	6	784
Medtronic PLC	696	62,466
Meridian Bioscience, Inc. (a)	37	1,126
Merit Medical Systems, Inc. (a)	71	3,853
Natus Medical, Inc. (a)	3	98
Neogen Corp. (a)	79	1,903
NuVasive, Inc. (a)	16	787
Omnicell, Inc. (a)	23	2,616
OraSure Technologies, Inc. (a)	8	22
Orthofix Medical, Inc. (a)	27	636
Security Description	Shares	Value
Penumbra, Inc. (a)	4	$ 498
QuidelOrtho Corp. (a)	88	8,552
ResMed, Inc.	469	98,316
STAAR Surgical Co. (a)	5	355
STERIS PLC	218	44,941
Stryker Corp.	458	91,110
Tandem Diabetes Care, Inc. (a)	190	11,246
Teleflex, Inc.	5	1,229
Varex Imaging Corp. (a)	21	449
Zimmer Biomet Holdings, Inc.	22	2,311
Zimvie, Inc. (a)	2	32
		1,298,802
HEALTH CARE PROVIDERS & SERVICES — 4.7%
Acadia Healthcare Co., Inc. (a)	158	10,686
Addus HomeCare Corp. (a)	2	167
Amedisys, Inc. (a)	4	420
AmerisourceBergen Corp.	483	68,335
AMN Healthcare Services, Inc. (a)	152	16,676
Apollo Medical Holdings, Inc. (a) (c)	154	5,943
Cardinal Health, Inc.	315	16,465
Centene Corp. (a)	2,113	178,781
Chemed Corp.	24	11,265
Cigna Corp.	368	96,975
Community Health Systems, Inc. (a)	156	585
CorVel Corp. (a)	41	6,038
Covetrus, Inc. (a)	10	208
Cross Country Healthcare, Inc. (a)	145	3,020
CVS Health Corp.	4,754	440,506
DaVita, Inc. (a)	70	5,597
Elevance Health, Inc.	779	375,930
Encompass Health Corp.	10	561
Ensign Group, Inc.	81	5,951
Fulgent Genetics, Inc. (a)	2	109
Hanger, Inc. (a)	86	1,232
HCA Healthcare, Inc.	685	115,121
HealthEquity, Inc. (a)	9	553
Henry Schein, Inc. (a)	359	27,550
Humana, Inc.	146	68,338
Joint Corp. (a)	67	1,026
Laboratory Corp. of America Holdings	106	24,842
LHC Group, Inc. (a)	14	2,180
McKesson Corp.	588	191,811
MEDNAX, Inc. (a)	27	567
ModivCare, Inc. (a)	9	760
Molina Healthcare, Inc. (a)	189	52,846
Option Care Health, Inc. (a)	440	12,228
Owens & Minor, Inc.	245	7,705
Patterson Cos., Inc.	117	3,545
Pennant Group, Inc. (a)	3	38
Progyny, Inc. (a)	51	1,482
Quest Diagnostics, Inc.	185	24,601
R1 RCM, Inc. (a)	42	880
RadNet, Inc. (a)	63	1,089
Select Medical Holdings Corp.	100	2,362

See accompanying notes to financial statements.
140

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SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Tenet Healthcare Corp. (a)	417	$ 21,918
UnitedHealth Group, Inc.	3,022	1,552,190
Universal Health Services, Inc. Class B	83	8,359
US Physical Therapy, Inc.	1	109
		3,367,550
HEALTH CARE TECHNOLOGY — 0.0% (b)
Allscripts Healthcare Solutions, Inc. (a)	444	6,584
Computer Programs & Systems, Inc. (a)	33	1,055
NextGen Healthcare, Inc. (a)	6	105
Simulations Plus, Inc.	2	99
		7,843
HOTELS, RESTAURANTS & LEISURE — 1.1%
BJ's Restaurants, Inc. (a)	3	65
Bloomin' Brands, Inc.	26	432
Booking Holdings, Inc. (a)	38	66,462
Boyd Gaming Corp.	94	4,676
Brinker International, Inc. (a)	39	859
Caesars Entertainment, Inc. (a)	66	2,528
Carnival Corp. (a) (c)	83	718
Cheesecake Factory, Inc.	5	132
Chipotle Mexican Grill, Inc. (a)	44	57,519
Choice Hotels International, Inc.	114	12,726
Churchill Downs, Inc.	54	10,343
Chuy's Holdings, Inc. (a)	2	40
Cracker Barrel Old Country Store, Inc. (c)	8	668
Darden Restaurants, Inc.	93	10,520
Dave & Buster's Entertainment, Inc. (a)	37	1,213
Dine Brands Global, Inc. (c)	12	781
Domino's Pizza, Inc.	42	16,368
Expedia Group, Inc. (a)	264	25,035
Golden Entertainment, Inc. (a)	82	3,243
Hilton Worldwide Holdings, Inc.	663	73,885
Las Vegas Sands Corp. (a)	41	1,377
Light & Wonder, Inc. Class A (a)	130	6,109
Marriott International, Inc. Class A	651	88,542
Marriott Vacations Worldwide Corp.	22	2,556
McDonald's Corp.	1,160	286,381
MGM Resorts International	507	14,678
Monarch Casino & Resort, Inc. (a)	34	1,995
Norwegian Cruise Line Holdings, Ltd. (a)	39	434
Papa John's International, Inc.	64	5,345
Penn National Gaming, Inc. (a)	17	517
Royal Caribbean Cruises, Ltd. (a)	260	9,077
Ruth's Hospitality Group, Inc.	63	1,024
Shake Shack, Inc. Class A (a)	4	158
Six Flags Entertainment Corp. (a)	106	2,300
Starbucks Corp.	357	27,271
Texas Roadhouse, Inc.	22	1,610
Travel + Leisure Co.	63	2,446
Security Description	Shares	Value
Wendy's Co.	204	$ 3,851
Wingstop, Inc.	28	2,094
Wyndham Hotels & Resorts, Inc.	222	14,590
Wynn Resorts, Ltd. (a)	11	627
Yum! Brands, Inc.	388	44,042
		805,237
HOUSEHOLD DURABLES — 0.1%
Cavco Industries, Inc. (a)	19	3,724
Century Communities, Inc.	3	135
D.R. Horton, Inc.	100	6,619
Ethan Allen Interiors, Inc. (c)	74	1,495
Garmin, Ltd.	79	7,762
Helen of Troy, Ltd. (a)	13	2,111
Installed Building Products, Inc.	25	2,079
iRobot Corp. (a)	3	110
KB Home	63	1,793
La-Z-Boy, Inc.	5	118
Leggett & Platt, Inc.	14	484
Lennar Corp. Class A	81	5,716
LGI Homes, Inc. (a)	2	174
M/I Homes, Inc. (a)	60	2,380
MDC Holdings, Inc.	6	194
Meritage Homes Corp. (a)	4	290
Mohawk Industries, Inc. (a)	6	744
Newell Brands, Inc.	40	762
NVR, Inc. (a)	2	8,008
PulteGroup, Inc.	26	1,030
Taylor Morrison Home Corp. (a)	63	1,472
Tempur Sealy International, Inc.	20	427
Toll Brothers, Inc.	11	491
TopBuild Corp. (a)	10	1,672
Tri Pointe Homes, Inc. (a)	34	574
Tupperware Brands Corp. (a)	5	32
Universal Electronics, Inc. (a)	5	128
Whirlpool Corp.	6	929
		51,453
HOUSEHOLD PRODUCTS — 1.3%
Central Garden & Pet Co. Class A (a)	54	2,161
Church & Dwight Co., Inc.	576	53,372
Clorox Co.	18	2,538
Colgate-Palmolive Co.	785	62,910
Energizer Holdings, Inc.	7	198
Kimberly-Clark Corp.	384	51,898
Procter & Gamble Co.	5,210	749,146
WD-40 Co.	1	201
		922,424
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (b)
AES Corp.	621	13,047
INDUSTRIAL CONGLOMERATES — 0.2%
3M Co.	177	22,906
General Electric Co.	569	36,228

See accompanying notes to financial statements.
141

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Honeywell International, Inc.	355	$ 61,702
		120,836
INSURANCE — 2.8%
Aflac, Inc.	1,553	85,928
Alleghany Corp. (a)	41	34,157
Allstate Corp.	551	69,828
American Equity Investment Life Holding Co.	284	10,386
American Financial Group, Inc.	240	33,314
American International Group, Inc.	2,549	130,330
AMERISAFE, Inc.	6	312
Aon PLC Class A	690	186,079
Arthur J Gallagher & Co.	539	87,879
Assurant, Inc.	148	25,582
Assured Guaranty, Ltd.	167	9,317
Brighthouse Financial, Inc. (a)	137	5,620
Brown & Brown, Inc.	850	49,589
Chubb, Ltd.	1,275	250,640
Cincinnati Financial Corp.	394	46,878
CNO Financial Group, Inc.	171	3,093
eHealth, Inc. (a)	60	560
Employers Holdings, Inc.	40	1,676
Everest Re Group, Ltd.	70	19,620
First American Financial Corp.	148	7,832
Genworth Financial, Inc. Class A (a)	262	925
Globe Life, Inc.	106	10,332
Hanover Insurance Group, Inc.	68	9,945
Hartford Financial Services Group, Inc.	658	43,053
HCI Group, Inc.	7	474
Horace Mann Educators Corp.	13	499
James River Group Holdings, Ltd.	50	1,239
Kemper Corp.	7	335
Kinsale Capital Group, Inc.	69	15,845
Lincoln National Corp.	225	10,523
Loews Corp.	467	27,674
Marsh & McLennan Cos., Inc.	1,516	235,359
Mercury General Corp.	14	620
MetLife, Inc.	1,506	94,562
Old Republic International Corp.	620	13,863
Palomar Holdings, Inc. (a)	16	1,030
Primerica, Inc.	17	2,035
Principal Financial Group, Inc.	629	42,011
ProAssurance Corp.	95	2,245
Progressive Corp.	1,270	147,663
Prudential Financial, Inc.	978	93,575
Reinsurance Group of America, Inc.	35	4,105
RenaissanceRe Holdings, Ltd.	42	6,568
RLI Corp.	60	6,995
Safety Insurance Group, Inc.	23	2,233
Selective Insurance Group, Inc.	155	13,476
Stewart Information Services Corp.	34	1,692
Travelers Cos., Inc.	624	105,537
Trupanion, Inc. (a) (c)	21	1,265
United Fire Group, Inc.	34	1,164
Security Description	Shares	Value
Universal Insurance Holdings, Inc.	66	$ 860
Unum Group	444	15,105
Willis Towers Watson PLC	88	17,370
WR Berkley Corp.	673	45,939
		2,034,736
INTERACTIVE MEDIA & SERVICES — 4.0%
Alphabet, Inc. Class A (a)	718	1,564,709
Alphabet, Inc. Class C (a)	601	1,314,657
Match Group, Inc. (a)	29	2,021
Meta Platforms, Inc. Class A (a)	239	38,539
QuinStreet, Inc. (a)	6	60
TripAdvisor, Inc. (a)	10	178
Twitter, Inc. (a)	84	3,141
Yelp, Inc. (a)	50	1,388
Ziff Davis, Inc. (a)	35	2,609
		2,927,302
INTERNET & DIRECT MARKETING RETAIL — 1.2%
Amazon.com, Inc. (a)	8,140	864,549
eBay, Inc.	755	31,461
Etsy, Inc. (a)	13	952
Liquidity Services, Inc. (a)	26	349
PetMed Express, Inc. (c)	2	40
Shutterstock, Inc.	41	2,350
		899,701
IT SERVICES — 2.6%
Accenture PLC Class A	1,504	417,586
Akamai Technologies, Inc. (a)	286	26,120
Automatic Data Processing, Inc.	1,261	264,860
Bread Financial Holdings, Inc.	5	185
Broadridge Financial Solutions, Inc.	133	18,959
Cognizant Technology Solutions Corp. Class A	1,033	69,717
Concentrix Corp.	76	10,309
CSG Systems International, Inc.	79	4,715
DXC Technology Co. (a)	239	7,244
EPAM Systems, Inc. (a)	6	1,769
Euronet Worldwide, Inc. (a)	38	3,822
EVERTEC, Inc.	81	2,987
ExlService Holdings, Inc. (a)	123	18,122
Fidelity National Information Services, Inc.	56	5,133
Fiserv, Inc. (a)	188	16,726
FleetCor Technologies, Inc. (a)	26	5,463
Gartner, Inc. (a)	314	75,935
Genpact, Ltd.	123	5,210
Global Payments, Inc.	36	3,983
International Business Machines Corp.	1,225	172,958
Jack Henry & Associates, Inc.	189	34,024
Kyndryl Holdings, Inc. (a)	19	186
Mastercard, Inc. Class A	625	197,175
MAXIMUS, Inc.	45	2,813
Paychex, Inc.	1,180	134,367
PayPal Holdings, Inc. (a)	123	8,590

See accompanying notes to financial statements.
142

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Perficient, Inc. (a)	135	$ 12,378
Sabre Corp. (a) (c)	34	198
TTEC Holdings, Inc.	21	1,426
Unisys Corp. (a)	7	84
VeriSign, Inc. (a)	130	21,753
Visa, Inc. Class A	1,545	304,195
Western Union Co.	43	708
WEX, Inc. (a)	28	4,356
		1,854,056
LEISURE EQUIPMENT & PRODUCTS — 0.0% (b)
Brunswick Corp.	24	1,569
Callaway Golf Co. (a)	37	755
Hasbro, Inc.	41	3,357
Mattel, Inc. (a)	405	9,044
Polaris, Inc.	18	1,787
Sturm Ruger & Co., Inc.	25	1,591
Vista Outdoor, Inc. (a)	99	2,762
YETI Holdings, Inc. (a)	9	389
		21,254
LIFE SCIENCES TOOLS & SERVICES — 1.9%
Agilent Technologies, Inc.	342	40,619
Azenta, Inc.	24	1,730
Bio-Rad Laboratories, Inc. Class A (a)	11	5,445
Bio-Techne Corp.	53	18,372
Bruker Corp.	95	5,962
Charles River Laboratories International, Inc. (a)	16	3,424
Danaher Corp.	1,410	357,463
Illumina, Inc. (a)	81	14,933
IQVIA Holdings, Inc. (a)	218	47,304
Medpace Holdings, Inc. (a)	33	4,939
Mettler-Toledo International, Inc. (a)	36	41,356
NeoGenomics, Inc. (a)	13	106
PerkinElmer, Inc.	458	65,137
Repligen Corp. (a)	27	4,385
Syneos Health, Inc. (a)	97	6,953
Thermo Fisher Scientific, Inc.	1,178	639,984
Waters Corp. (a)	82	27,140
West Pharmaceutical Services, Inc.	223	67,429
		1,352,681
MACHINERY — 0.9%
AGCO Corp.	82	8,093
Alamo Group, Inc.	5	582
Albany International Corp. Class A	30	2,364
Astec Industries, Inc.	7	285
Barnes Group, Inc.	39	1,214
Caterpillar, Inc.	616	110,116
Chart Industries, Inc. (a)	53	8,871
CIRCOR International, Inc. (a)	7	115
Crane Holdings Co.	120	10,507
Cummins, Inc.	50	9,676
Deere & Co.	551	165,008
Donaldson Co., Inc.	39	1,877
Security Description	Shares	Value
Dover Corp.	224	$ 27,176
Enerpac Tool Group Corp.	49	932
EnPro Industries, Inc.	45	3,687
Esab Corp.	61	2,669
ESCO Technologies, Inc.	3	205
Federal Signal Corp.	19	676
Flowserve Corp.	13	372
Fortive Corp.	112	6,091
Franklin Electric Co., Inc.	52	3,810
Graco, Inc.	123	7,307
Greenbrier Cos., Inc.	74	2,663
Hillenbrand, Inc.	53	2,171
IDEX Corp.	24	4,359
Illinois Tool Works, Inc.	207	37,726
Ingersoll Rand, Inc.	548	23,060
ITT, Inc.	27	1,815
John Bean Technologies Corp.	9	994
Kennametal, Inc.	69	1,603
Lincoln Electric Holdings, Inc.	91	11,226
Lindsay Corp.	8	1,063
Meritor, Inc. (a)	227	8,247
Middleby Corp. (a)	41	5,140
Mueller Industries, Inc.	149	7,940
Nordson Corp.	96	19,434
Oshkosh Corp.	21	1,725
Otis Worldwide Corp.	484	34,204
PACCAR, Inc.	467	38,453
Parker-Hannifin Corp.	93	22,883
Pentair PLC	51	2,334
Proto Labs, Inc. (a)	25	1,196
Snap-on, Inc.	27	5,320
SPX Corp. (a)	14	740
Standex International Corp.	29	2,459
Stanley Black & Decker, Inc.	17	1,783
Tennant Co.	23	1,363
Terex Corp.	9	246
Timken Co.	8	424
Titan International, Inc. (a)	185	2,794
Toro Co.	10	758
Trinity Industries, Inc.	245	5,934
Wabash National Corp.	38	516
Watts Water Technologies, Inc. Class A	54	6,633
Westinghouse Air Brake Technologies Corp.	444	36,444
Xylem, Inc.	56	4,378
		669,661
MARINE — 0.0% (b)
Kirby Corp. (a)	80	4,867
Matson, Inc.	170	12,390
		17,257
MEDIA — 0.3%
AMC Networks, Inc. Class A (a)	3	87
Cable One, Inc.	1	1,289

See accompanying notes to financial statements.
143

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Charter Communications, Inc. Class A (a)	37	$ 17,336
Comcast Corp. Class A	1,437	56,388
DISH Network Corp. Class A (a)	26	466
EW Scripps Co. Class A (a)	59	736
Fox Corp. Class A	491	15,791
Fox Corp. Class B	168	4,990
Gannett Co., Inc. (a)	165	478
Interpublic Group of Cos., Inc.	855	23,538
John Wiley & Sons, Inc. Class A	68	3,248
Loyalty Ventures, Inc. (a)	2	7
New York Times Co. Class A	225	6,277
News Corp. Class A	121	1,885
News Corp. Class B	141	2,240
Omnicom Group, Inc.	291	18,511
Paramount Global Class B	566	13,969
Scholastic Corp.	123	4,424
TechTarget, Inc. (a)	58	3,812
TEGNA, Inc.	481	10,087
		185,559
METALS & MINING — 0.8%
Alcoa Corp.	767	34,960
Allegheny Technologies, Inc. (a)	277	6,291
Arconic Corp. (a)	55	1,543
Carpenter Technology Corp.	15	419
Century Aluminum Co. (a)	188	1,386
Cleveland-Cliffs, Inc. (a)	1,930	29,664
Commercial Metals Co.	433	14,332
Compass Minerals International, Inc.	29	1,026
Freeport-McMoRan, Inc.	4,710	137,815
Kaiser Aluminum Corp.	11	870
Materion Corp.	54	3,981
Newmont Corp.	2,559	152,695
Nucor Corp.	1,094	114,224
Reliance Steel & Aluminum Co.	136	23,101
Royal Gold, Inc.	197	21,036
Steel Dynamics, Inc.	688	45,511
SunCoke Energy, Inc.	28	191
TimkenSteel Corp. (a)	105	1,965
United States Steel Corp.	1,053	18,859
Warrior Met Coal, Inc.	207	6,336
Worthington Industries, Inc.	20	882
		617,087
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0%
Apollo Commercial Real Estate Finance, Inc. REIT	207	2,161
ARMOUR Residential REIT, Inc.	66	465
Ellington Financial, Inc. REIT (c)	75	1,100
Granite Point Mortgage Trust, Inc. REIT	130	1,244
Invesco Mortgage Capital, Inc. (c)	60	881
New York Mortgage Trust, Inc. REIT	279	770
Security Description	Shares	Value
PennyMac Mortgage Investment Trust REIT	117	$ 1,618
Ready Capital Corp. REIT	283	3,373
Redwood Trust, Inc. REIT	154	1,187
Two Harbors Investment Corp. REIT	181	902
		13,701
MULTI-UTILITIES — 1.0%
Ameren Corp.	507	45,812
Avista Corp.	60	2,611
Black Hills Corp.	139	10,115
CenterPoint Energy, Inc.	1,888	55,847
CMS Energy Corp.	570	38,475
Consolidated Edison, Inc.	1,062	100,996
Dominion Energy, Inc.	1,425	113,729
DTE Energy Co.	422	53,488
NiSource, Inc.	1,178	34,739
NorthWestern Corp.	45	2,652
Public Service Enterprise Group, Inc.	1,099	69,545
Sempra Energy	959	144,109
WEC Energy Group, Inc.	490	49,314
		721,432
MULTILINE RETAIL — 0.5%
Big Lots, Inc. (c)	4	84
Dollar General Corp.	360	88,358
Dollar Tree, Inc. (a)	815	127,018
Kohl's Corp.	216	7,709
Macy's, Inc.	1,084	19,859
Nordstrom, Inc.	11	232
Ollie's Bargain Outlet Holdings, Inc. (a)	6	352
Target Corp.	624	88,128
		331,740
OIL, GAS & CONSUMABLE FUELS — 7.3%
Antero Midstream Corp.	1,177	10,652
APA Corp.	1,369	47,778
Callon Petroleum Co. (a)	184	7,213
Chevron Corp.	7,953	1,151,435
Civitas Resources, Inc.	278	14,537
CNX Resources Corp. (a)	776	12,773
ConocoPhillips	5,235	470,155
CONSOL Energy, Inc. (a)	130	6,419
Coterra Energy, Inc.	3,284	84,694
Devon Energy Corp.	2,484	136,893
Diamondback Energy, Inc.	675	81,776
DTE Midstream LLC	350	17,157
EOG Resources, Inc.	2,362	260,859
EQT Corp.	1,214	41,762
Equitrans Midstream Corp.	715	4,547
Exxon Mobil Corp.	16,176	1,385,313
Green Plains, Inc. (a)	83	2,255
Hess Corp.	998	105,728
HF Sinclair Corp.	325	14,677

See accompanying notes to financial statements.
144

SPDR SERIES TRUST
SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Kinder Morgan, Inc.	4,238	$ 71,029
Laredo Petroleum, Inc. (a)	76	5,239
Marathon Oil Corp.	2,864	64,383
Marathon Petroleum Corp.	2,190	180,040
Matador Resources Co.	452	21,059
Murphy Oil Corp.	565	17,057
Occidental Petroleum Corp.	3,582	210,908
ONEOK, Inc.	1,615	89,633
Par Pacific Holdings, Inc. (a)	105	1,637
PBF Energy, Inc. Class A (a)	329	9,548
PDC Energy, Inc.	399	24,582
Phillips 66	920	75,431
Pioneer Natural Resources Co.	916	204,341
Range Resources Corp. (a)	1,024	25,344
Ranger Oil Corp. Class A (a)	27	888
SM Energy Co.	496	16,958
Southwestern Energy Co. (a)	4,498	28,113
Talos Energy, Inc. (a)	182	2,816
Targa Resources Corp.	939	56,030
Valero Energy Corp.	1,481	157,401
Williams Cos., Inc.	4,401	137,355
World Fuel Services Corp.	7	143
		5,256,558
PAPER & FOREST PRODUCTS — 0.0% (b)
Clearwater Paper Corp. (a)	5	168
Glatfelter Corp.	77	530
Louisiana-Pacific Corp.	82	4,297
Neenah, Inc.	5	171
Sylvamo Corp.	129	4,216
		9,382
PERSONAL PRODUCTS — 0.1%
Coty, Inc. Class A (a)	178	1,426
Edgewell Personal Care Co.	62	2,140
elf Beauty, Inc. (a)	15	460
Estee Lauder Cos., Inc. Class A	120	30,560
Inter Parfums, Inc.	63	4,603
Medifast, Inc.	7	1,264
Nu Skin Enterprises, Inc. Class A	5	216
USANA Health Sciences, Inc. (a)	8	579
		41,248
PHARMACEUTICALS — 5.8%
Amphastar Pharmaceuticals, Inc. (a)	149	5,184
ANI Pharmaceuticals, Inc. (a)	63	1,869
Bristol-Myers Squibb Co.	5,524	425,348
Catalent, Inc. (a)	204	21,887
Collegium Pharmaceutical, Inc. (a)	21	372
Corcept Therapeutics, Inc. (a)	10	238
Eli Lilly & Co.	3,028	981,768
Harmony Biosciences Holdings, Inc. (a)	92	4,487
Innoviva, Inc. (a)	145	2,140
Jazz Pharmaceuticals PLC (a)	57	8,893
Johnson & Johnson	5,177	918,969
Security Description	Shares	Value
Merck & Co., Inc.	6,535	$ 595,796
Nektar Therapeutics (a)	200	760
Organon & Co.	446	15,053
Pacira BioSciences, Inc. (a)	116	6,763
Perrigo Co. PLC	125	5,071
Pfizer, Inc.	20,332	1,066,007
Phibro Animal Health Corp. Class A	2	38
Prestige Consumer Healthcare, Inc. (a)	165	9,702
Supernus Pharmaceuticals, Inc. (a)	40	1,157
Viatris, Inc.	161	1,686
Zoetis, Inc.	833	143,184
		4,216,372
PROFESSIONAL SERVICES — 0.4%
ASGN, Inc. (a)	92	8,303
CACI International, Inc. Class A (a)	56	15,780
Equifax, Inc.	189	34,545
Exponent, Inc.	102	9,330
FTI Consulting, Inc. (a)	67	12,117
Heidrick & Struggles International, Inc.	55	1,780
Insperity, Inc.	109	10,882
Jacobs Engineering Group, Inc.	174	22,121
KBR, Inc.	546	26,421
Kelly Services, Inc. Class A	22	436
Korn Ferry	62	3,597
Leidos Holdings, Inc.	247	24,875
ManpowerGroup, Inc.	40	3,056
ManTech International Corp. Class A	20	1,909
Nielsen Holdings PLC	631	14,652
Resources Connection, Inc.	112	2,281
Robert Half International, Inc.	351	26,286
Science Applications International Corp.	88	8,193
TrueBlue, Inc. (a)	47	841
Verisk Analytics, Inc.	350	60,582
		287,987
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Anywhere Real Estate, Inc. (a)	194	1,907
CBRE Group, Inc. Class A (a)	589	43,356
Douglas Elliman, Inc.	7	33
Jones Lang LaSalle, Inc. (a)	152	26,579
Marcus & Millichap, Inc.	99	3,662
St. Joe Co.	55	2,176
		77,713
ROAD & RAIL — 1.0%
ArcBest Corp.	44	3,096
Avis Budget Group, Inc. (a)	139	20,444
CSX Corp.	4,287	124,580
Heartland Express, Inc.	27	376
JB Hunt Transport Services, Inc.	217	34,171
Knight-Swift Transportation Holdings, Inc.	292	13,517
Landstar System, Inc.	20	2,909

See accompanying notes to financial statements.
145

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SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Marten Transport, Ltd.	6	$ 101
Norfolk Southern Corp.	323	73,415
Old Dominion Freight Line, Inc.	203	52,025
Ryder System, Inc.	72	5,116
Saia, Inc. (a)	41	7,708
Union Pacific Corp.	1,890	403,099
Werner Enterprises, Inc.	6	231
XPO Logistics, Inc. (a)	51	2,456
		743,244
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.7%
Advanced Micro Devices, Inc. (a)	5,886	450,102
Amkor Technology, Inc.	176	2,983
Analog Devices, Inc.	925	135,133
Applied Materials, Inc.	1,011	91,981
Axcelis Technologies, Inc. (a)	122	6,690
Broadcom, Inc.	1,483	720,456
CEVA, Inc. (a)	7	235
Cirrus Logic, Inc. (a)	124	8,995
CMC Materials, Inc.	39	6,805
Cohu, Inc. (a)	5	139
Diodes, Inc. (a)	88	5,682
Enphase Energy, Inc. (a)	485	94,691
First Solar, Inc. (a)	174	11,855
FormFactor, Inc. (a)	157	6,081
Ichor Holdings, Ltd. (a)	45	1,169
Intel Corp.	2,107	78,823
KLA Corp.	359	114,550
Kulicke & Soffa Industries, Inc. (c)	71	3,039
Lam Research Corp.	72	30,683
Lattice Semiconductor Corp. (a)	354	17,169
MaxLinear, Inc. (a)	298	10,126
Microchip Technology, Inc.	748	43,444
Micron Technology, Inc.	811	44,832
MKS Instruments, Inc.	13	1,334
Monolithic Power Systems, Inc.	157	60,294
NVIDIA Corp.	10,135	1,536,365
NXP Semiconductors NV	303	44,853
Onto Innovation, Inc. (a)	148	10,321
PDF Solutions, Inc. (a)	3	65
Photronics, Inc. (a)	261	5,084
Power Integrations, Inc.	116	8,701
Qorvo, Inc. (a)	11	1,038
QUALCOMM, Inc.	2,217	283,200
Rambus, Inc. (a)	378	8,123
Semtech Corp. (a)	101	5,552
Silicon Laboratories, Inc. (a)	60	8,413
SiTime Corp. (a)	62	10,108
Skyworks Solutions, Inc.	17	1,575
SMART Global Holdings, Inc. (a)	155	2,537
SolarEdge Technologies, Inc. (a)	135	36,947
Synaptics, Inc. (a)	143	16,881
Teradyne, Inc.	152	13,612
Texas Instruments, Inc.	1,243	190,987
Ultra Clean Holdings, Inc. (a)	14	417
Universal Display Corp.	5	506
Security Description	Shares	Value
Veeco Instruments, Inc. (a)	175	$ 3,395
Wolfspeed, Inc. (a)	269	17,068
		4,153,039
SOFTWARE — 9.6%
8x8, Inc. (a)	12	62
ACI Worldwide, Inc. (a)	42	1,087
Adobe, Inc. (a)	244	89,319
Agilysys, Inc. (a)	47	2,222
Alarm.com Holdings, Inc. (a)	5	309
ANSYS, Inc. (a)	45	10,768
Aspen Technology, Inc. (a)	84	15,429
Autodesk, Inc. (a)	23	3,955
Blackbaud, Inc. (a)	7	406
Cadence Design Systems, Inc. (a)	832	124,825
CDK Global, Inc.	85	4,655
Cerence, Inc. (a) (c)	4	101
Ceridian HCM Holding, Inc. (a)	14	659
Citrix Systems, Inc. (a)	17	1,652
CommVault Systems, Inc. (a)	33	2,076
Consensus Cloud Solutions, Inc. (a)	83	3,625
Digital Turbine, Inc. (a)	46	804
Ebix, Inc.	2	34
Envestnet, Inc. (a)	74	3,905
Fair Isaac Corp. (a)	15	6,013
Fortinet, Inc. (a)	2,695	152,483
InterDigital, Inc.	27	1,642
Intuit, Inc.	674	259,787
LivePerson, Inc. (a)	59	834
LiveRamp Holdings, Inc. (a)	26	671
Manhattan Associates, Inc. (a)	85	9,741
Microsoft Corp.	20,957	5,382,386
NCR Corp. (a)	68	2,115
NortonLifeLock, Inc.	1,747	38,364
OneSpan, Inc. (a)	4	48
Oracle Corp.	2,772	193,680
Paycom Software, Inc. (a)	25	7,003
Paylocity Holding Corp. (a)	63	10,988
Progress Software Corp.	60	2,718
PTC, Inc. (a)	11	1,170
Qualys, Inc. (a)	121	15,263
Roper Technologies, Inc.	167	65,907
SailPoint Technologies Holding, Inc. (a)	145	9,089
Salesforce, Inc. (a)	720	118,829
ServiceNow, Inc. (a)	351	166,907
SPS Commerce, Inc. (a)	102	11,531
Synopsys, Inc. (a)	556	168,857
Teradata Corp. (a)	123	4,552
Tyler Technologies, Inc. (a)	64	21,279
Vonage Holdings Corp. (a)	871	16,410
Xperi Holding Corp.	33	476
		6,934,636

See accompanying notes to financial statements.
146

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SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
SPECIALTY RETAIL — 1.4%
Abercrombie & Fitch Co. Class A (a)	18	$ 305
Academy Sports & Outdoors, Inc.	263	9,347
Advance Auto Parts, Inc.	97	16,790
American Eagle Outfitters, Inc. (c)	145	1,621
America's Car-Mart, Inc. (a)	1	101
Asbury Automotive Group, Inc. (a)	7	1,185
AutoNation, Inc. (a)	45	5,029
AutoZone, Inc. (a)	72	154,737
Bath & Body Works, Inc.	187	5,034
Bed Bath & Beyond, Inc. (a) (c)	13	65
Best Buy Co., Inc.	68	4,433
Boot Barn Holdings, Inc. (a)	121	8,338
Buckle, Inc.	46	1,274
Caleres, Inc.	12	315
CarMax, Inc. (a)	17	1,538
Chico's FAS, Inc. (a)	630	3,131
Children's Place, Inc. (a)	10	389
Dick's Sporting Goods, Inc. (c)	189	14,245
Five Below, Inc. (a)	17	1,928
Foot Locker, Inc.	28	707
GameStop Corp. Class A (a) (c)	70	8,561
Gap, Inc.	23	190
Genesco, Inc. (a)	64	3,194
Group 1 Automotive, Inc.	23	3,905
Guess?, Inc.	21	358
Haverty Furniture Cos., Inc.	48	1,113
Hibbett, Inc.	24	1,049
Home Depot, Inc.	965	264,671
Lithia Motors, Inc.	3	824
LL Flooring Holdings, Inc. (a)	3	28
Lowe's Cos., Inc.	1,029	179,735
MarineMax, Inc. (a)	2	72
Monro, Inc.	10	429
Murphy USA, Inc.	84	19,561
ODP Corp. (a)	90	2,722
O'Reilly Automotive, Inc. (a)	198	125,088
Rent-A-Center, Inc.	57	1,109
RH (a)	2	424
Ross Stores, Inc.	37	2,598
Sally Beauty Holdings, Inc. (a)	154	1,836
Shoe Carnival, Inc.	67	1,448
Signet Jewelers, Ltd.	136	7,271
Sleep Number Corp. (a) (c)	3	93
Sonic Automotive, Inc. Class A	25	916
TJX Cos., Inc.	618	34,515
Tractor Supply Co.	342	66,297
Ulta Beauty, Inc. (a)	140	53,967
Urban Outfitters, Inc. (a)	35	653
Victoria's Secret & Co. (a)	188	5,258
Williams-Sonoma, Inc.	23	2,552
Zumiez, Inc. (a)	30	780
		1,021,729
Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 10.2%
3D Systems Corp. (a)	13	$ 126
Apple, Inc.	52,660	7,199,675
Diebold Nixdorf, Inc. (a) (c)	8	18
Hewlett Packard Enterprise Co.	2,275	30,166
HP, Inc.	1,905	62,446
NetApp, Inc.	437	28,510
Seagate Technology Holdings PLC	229	16,360
Western Digital Corp. (a)	32	1,435
Xerox Holdings Corp.	90	1,337
		7,340,073
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Capri Holdings, Ltd. (a)	107	4,388
Carter's, Inc.	13	916
Columbia Sportswear Co.	26	1,861
Crocs, Inc. (a)	6	292
Deckers Outdoor Corp. (a)	9	2,298
Fossil Group, Inc. (a)	50	258
G-III Apparel Group, Ltd. (a)	14	283
Hanesbrands, Inc.	207	2,130
Kontoor Brands, Inc.	5	167
Movado Group, Inc.	67	2,072
NIKE, Inc. Class B	1,717	175,477
Oxford Industries, Inc.	21	1,864
PVH Corp.	8	455
Ralph Lauren Corp.	24	2,152
Skechers U.S.A., Inc. Class A (a)	42	1,494
Steven Madden, Ltd.	87	2,802
Tapestry, Inc.	82	2,503
Under Armour, Inc. Class A (a)	20	167
Under Armour, Inc. Class C (a)	39	296
VF Corp.	33	1,458
Wolverine World Wide, Inc.	67	1,351
		204,684
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a)	72	2,581
Capitol Federal Financial, Inc.	45	413
Essent Group, Ltd.	92	3,579
Flagstar Bancorp, Inc.	62	2,198
MGIC Investment Corp.	232	2,923
Mr Cooper Group, Inc. (a)	244	8,965
New York Community Bancorp, Inc. (c)	636	5,807
NMI Holdings, Inc. Class A (a)	29	483
Northfield Bancorp, Inc.	97	1,264
Northwest Bancshares, Inc.	198	2,534
Provident Financial Services, Inc.	152	3,383
TrustCo Bank Corp.	34	1,049
Walker & Dunlop, Inc.	77	7,418
WSFS Financial Corp.	47	1,884
		44,481
TOBACCO — 0.6%
Altria Group, Inc.	4,340	181,282

See accompanying notes to financial statements.
147

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SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Philip Morris International, Inc.	2,406	$ 237,568
Universal Corp.	39	2,360
Vector Group, Ltd.	371	3,895
		425,105
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	67	6,443
Boise Cascade Co.	78	4,640
Fastenal Co.	1,251	62,450
GATX Corp.	114	10,734
GMS, Inc. (a)	94	4,183
MSC Industrial Direct Co., Inc. Class A	25	1,878
NOW, Inc. (a)	95	929
United Rentals, Inc. (a)	128	31,093
Univar Solutions, Inc. (a)	644	16,016
Veritiv Corp. (a)	63	6,839
W.W. Grainger, Inc.	112	50,896
Watsco, Inc.	51	12,180
		208,281
WATER UTILITIES — 0.1%
American States Water Co.	89	7,254
American Water Works Co., Inc.	319	47,458
California Water Service Group	71	3,944
Essential Utilities, Inc.	404	18,523
Middlesex Water Co.	64	5,612
		82,791
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Shenandoah Telecommunications Co.	87	1,931
Telephone & Data Systems, Inc.	63	995
T-Mobile US, Inc. (a)	669	90,007
		92,933
TOTAL COMMON STOCKS (Cost $70,023,244)		72,086,653
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (f) (g)	151,769	$ 151,754
State Street Navigator Securities Lending Portfolio II (h)	30,829	30,829
TOTAL SHORT-TERM INVESTMENTS (Cost $182,584)		182,583
TOTAL INVESTMENTS — 100.0% (Cost $70,205,828)		72,269,236
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		16,367
NET ASSETS — 100.0%		$ 72,285,603
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at June 30, 2022.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2022.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$72,086,653	$—	$—	$72,086,653
Short-Term Investments	182,583	—	—	182,583
TOTAL INVESTMENTS	$72,269,236	$—	$—	$72,269,236
See accompanying notes to financial statements.
148

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SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Corp.	721	$ 59,324	$ 48,008	$ 55,686	$(2,107)	$(14,522)	568	$ 35,017	$1,899
State Street Institutional Liquid Reserves Fund, Premier Class	103,203	103,234	2,208,206	2,159,670	(15)	(1)	151,769	151,754	237
State Street Navigator Securities Lending Portfolio II	163,201	163,201	1,024,397	1,156,769	—	—	30,829	30,829	441
Total		$325,759	$ 3,280,611	$3,372,125	$(2,122)	$(14,523)		$217,600	$2,577
See accompanying notes to financial statements.
149

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SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.6%
AAR Corp. (a)	366	$ 15,313
Aerojet Rocketdyne Holdings, Inc. (a)	362	14,697
AeroVironment, Inc. (a)	80	6,576
Axon Enterprise, Inc. (a)	36	3,354
Boeing Co. (a)	2,184	298,597
Curtiss-Wright Corp.	212	27,997
General Dynamics Corp.	1,704	377,010
Hexcel Corp.	327	17,105
Howmet Aerospace, Inc.	1,463	46,011
Huntington Ingalls Industries, Inc.	417	90,831
Kaman Corp.	191	5,969
L3Harris Technologies, Inc.	996	240,733
Lockheed Martin Corp.	1,549	666,008
Mercury Systems, Inc. (a)	182	11,708
Moog, Inc. Class A	367	29,136
National Presto Industries, Inc.	8	525
Northrop Grumman Corp.	936	447,942
Park Aerospace Corp.	182	2,322
Raytheon Technologies Corp.	7,999	768,784
Textron, Inc.	1,412	86,231
TransDigm Group, Inc. (a)	53	28,444
Triumph Group, Inc. (a)	237	3,150
Woodward, Inc.	243	22,475
		3,210,918
AIR FREIGHT & LOGISTICS — 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	799	49,307
C.H. Robinson Worldwide, Inc.	968	98,126
Expeditors International of Washington, Inc.	909	88,591
FedEx Corp.	3,107	704,388
Forward Air Corp.	183	16,829
GXO Logistics, Inc. (a)	527	22,803
Hub Group, Inc. Class A (a)	512	36,321
United Parcel Service, Inc. Class B	4,724	862,319
		1,878,684
AIRLINES — 0.3%
Alaska Air Group, Inc. (a)	995	39,850
Allegiant Travel Co. (a)	138	15,606
American Airlines Group, Inc. (a)	6,839	86,719
Delta Air Lines, Inc. (a)	6,752	195,605
Hawaiian Holdings, Inc. (a)	1,501	21,479
JetBlue Airways Corp. (a)	3,756	31,438
SkyWest, Inc. (a)	1,343	28,539
Southwest Airlines Co. (a)	3,768	136,100
United Airlines Holdings, Inc. (a)	4,141	146,674
		702,010
AUTO COMPONENTS — 0.4%
Adient PLC (a)	2,605	77,186
American Axle & Manufacturing Holdings, Inc. (a)	3,252	24,487
Security Description	Shares	Value
Aptiv PLC (a)	1,095	$ 97,532
BorgWarner, Inc.	3,078	102,713
Dana, Inc.	3,571	50,244
Dorman Products, Inc. (a)	183	20,077
Fox Factory Holding Corp. (a)	127	10,228
Gentex Corp.	1,138	31,830
Gentherm, Inc. (a)	160	9,986
Goodyear Tire & Rubber Co. (a)	7,648	81,910
LCI Industries	328	36,697
Lear Corp.	1,476	185,814
Patrick Industries, Inc.	548	28,408
Standard Motor Products, Inc.	480	21,595
Visteon Corp. (a)	135	13,983
		792,690
AUTOMOBILES — 1.4%
Ford Motor Co.	99,036	1,102,271
General Motors Co. (a)	36,558	1,161,082
Harley-Davidson, Inc.	1,811	57,336
Tesla, Inc. (a)	629	423,581
Thor Industries, Inc. (b)	1,385	103,501
Winnebago Industries, Inc.	831	40,354
		2,888,125
BANKS — 7.5%
Allegiance Bancshares, Inc.	144	5,437
Ameris Bancorp	603	24,229
Associated Banc-Corp.	3,715	67,836
Banc of California, Inc.	646	11,383
BancFirst Corp.	293	28,043
Bancorp, Inc. (a)	378	7,379
Bank of America Corp.	75,655	2,355,140
Bank of Hawaii Corp.	347	25,817
Bank OZK	1,556	58,397
BankUnited, Inc.	2,129	75,729
Banner Corp.	453	25,463
Berkshire Hills Bancorp, Inc.	689	17,067
Brookline Bancorp, Inc.	794	10,568
Cadence Bank	1,392	32,684
Cathay General Bancorp	843	33,003
Central Pacific Financial Corp.	369	7,915
Citigroup, Inc.	48,696	2,239,529
Citizens Financial Group, Inc.	6,329	225,882
City Holding Co.	181	14,458
Columbia Banking System, Inc.	801	22,949
Comerica, Inc.	1,385	101,631
Commerce Bancshares, Inc.	734	48,187
Community Bank System, Inc.	362	22,907
Cullen/Frost Bankers, Inc.	412	47,977
Customers Bancorp, Inc. (a)	438	14,848
CVB Financial Corp.	1,170	29,028
Dime Community Bancshares, Inc.	338	10,022
Eagle Bancorp, Inc.	292	13,844
East West Bancorp, Inc.	974	63,115
FB Financial Corp.	221	8,668
Fifth Third Bancorp	5,042	169,411
First BanCorp	2,087	26,943

See accompanying notes to financial statements.
150

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SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
First BanCorp	295	$ 10,296
First Commonwealth Financial Corp.	795	10,669
First Financial Bancorp	2,335	45,299
First Financial Bankshares, Inc.	376	14,766
First Hawaiian, Inc.	1,517	34,451
First Horizon Corp.	4,247	92,839
First Republic Bank	671	96,758
FNB Corp.	8,430	91,550
Fulton Financial Corp.	2,121	30,648
Glacier Bancorp, Inc.	771	36,561
Hancock Whitney Corp.	996	44,153
Hanmi Financial Corp.	617	13,845
Heritage Financial Corp.	532	13,385
Hilltop Holdings, Inc.	1,370	36,524
Home BancShares, Inc.	2,024	42,038
HomeStreet, Inc.	193	6,691
Hope Bancorp, Inc.	1,541	21,327
Huntington Bancshares, Inc.	13,267	159,602
Independent Bank Corp.	366	29,071
Independent Bank Group, Inc.	318	21,595
International Bancshares Corp.	532	21,323
JPMorgan Chase & Co.	27,388	3,084,163
KeyCorp.	11,889	204,847
Lakeland Financial Corp.	162	10,760
M&T Bank Corp.	1,892	301,566
Meta Financial Group, Inc.	532	20,572
National Bank Holdings Corp. Class A	319	12,208
NBT Bancorp, Inc.	374	14,059
OFG Bancorp	531	13,487
Old National Bancorp	2,185	32,316
Pacific Premier Bancorp, Inc.	661	19,328
PacWest Bancorp	1,639	43,696
Park National Corp.	148	17,945
Pinnacle Financial Partners, Inc.	509	36,806
PNC Financial Services Group, Inc.	3,866	609,939
Preferred Bank	149	10,135
Prosperity Bancshares, Inc.	988	67,451
Regions Financial Corp.	12,046	225,863
Renasant Corp.	524	15,096
S&T Bancorp, Inc.	624	17,116
Seacoast Banking Corp. of Florida	375	12,390
ServisFirst Bancshares, Inc.	192	15,153
Signature Bank	228	40,860
Simmons First National Corp. Class A	1,309	27,829
Southside Bancshares, Inc.	192	7,185
SVB Financial Group (a)	251	99,143
Synovus Financial Corp.	1,186	42,755
Texas Capital Bancshares, Inc. (a)	1,346	70,853
Tompkins Financial Corp.	148	10,671
Triumph Bancorp, Inc. (a)	130	8,133
Truist Financial Corp.	12,323	584,480
Trustmark Corp.	623	18,185
UMB Financial Corp.	385	33,149
Security Description	Shares	Value
Umpqua Holdings Corp.	2,630	$ 44,105
United Bankshares, Inc.	1,477	51,798
United Community Banks, Inc.	806	24,333
US Bancorp	17,574	808,756
Valley National Bancorp	4,774	49,697
Veritex Holdings, Inc.	364	10,651
Washington Federal, Inc.	834	25,037
Webster Financial Corp.	806	33,973
Wells Fargo & Co.	40,450	1,584,427
Westamerica BanCorp	178	9,907
Wintrust Financial Corp.	528	42,319
Zions Bancorp NA	1,589	80,880
		15,212,902
BEVERAGES — 1.4%
Boston Beer Co., Inc. Class A (a)	59	17,875
Brown-Forman Corp. Class B	1,153	80,895
Coca-Cola Co.	17,478	1,099,541
Coca-Cola Consolidated, Inc.	65	36,654
Constellation Brands, Inc. Class A	838	195,304
MGP Ingredients, Inc. (b)	93	9,308
Molson Coors Beverage Co. Class B	4,676	254,889
Monster Beverage Corp. (a)	1,432	132,746
National Beverage Corp.	334	16,346
PepsiCo, Inc.	5,409	901,464
		2,745,022
BIOTECHNOLOGY — 1.9%
AbbVie, Inc.	6,907	1,057,876
Amgen, Inc.	2,773	674,671
Arrowhead Pharmaceuticals, Inc. (a)	186	6,549
Biogen, Inc. (a)	1,561	318,350
Coherus Biosciences, Inc. (a)	679	4,916
Emergent BioSolutions, Inc. (a)	614	19,059
Enanta Pharmaceuticals, Inc. (a)	153	7,232
Exelixis, Inc. (a)	1,506	31,355
Gilead Sciences, Inc.	11,782	728,245
Halozyme Therapeutics, Inc. (a)	350	15,400
Incyte Corp. (a)	724	55,002
iTeos Therapeutics, Inc. (a)	261	5,377
Ligand Pharmaceuticals, Inc. (a)	51	4,550
Moderna, Inc. (a)	1,890	269,987
Myriad Genetics, Inc. (a)	528	9,594
Neurocrine Biosciences, Inc. (a)	206	20,081
Regeneron Pharmaceuticals, Inc. (a)	555	328,077
REGENXBIO, Inc. (a)	323	7,978
uniQure NV (a)	610	11,370
United Therapeutics Corp. (a)	290	68,336
Vanda Pharmaceuticals, Inc. (a)	527	5,744
Vericel Corp. (a)	63	1,586
Vertex Pharmaceuticals, Inc. (a)	831	234,168
Xencor, Inc. (a)	316	8,649
		3,894,152

See accompanying notes to financial statements.
151

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SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	661	$ 36,143
AAON, Inc.	176	9,638
Allegion PLC	309	30,251
American Woodmark Corp. (a)	435	19,579
Apogee Enterprises, Inc.	363	14,237
Builders FirstSource, Inc. (a)	1,758	94,405
Carlisle Cos., Inc.	229	54,642
Carrier Global Corp.	3,322	118,463
Fortune Brands Home & Security, Inc.	986	59,042
Gibraltar Industries, Inc. (a)	192	7,440
Griffon Corp.	1,179	33,047
Insteel Industries, Inc.	204	6,869
Johnson Controls International PLC	4,473	214,167
Lennox International, Inc.	150	30,988
Masco Corp.	1,315	66,539
Owens Corning	1,062	78,917
PGT Innovations, Inc. (a)	624	10,383
Quanex Building Products Corp.	368	8,372
Resideo Technologies, Inc. (a)	1,855	36,024
Simpson Manufacturing Co., Inc.	185	18,613
Trane Technologies PLC	1,082	140,519
Trex Co., Inc. (a)	176	9,578
UFP Industries, Inc.	527	35,910
		1,133,766
CAPITAL MARKETS — 3.2%
Affiliated Managers Group, Inc.	349	40,693
Ameriprise Financial, Inc.	695	165,187
B Riley Financial, Inc. (b)	388	16,393
Bank of New York Mellon Corp.	9,470	394,994
BlackRock, Inc.	726	442,163
Blucora, Inc. (a)	365	6,738
Brightsphere Investment Group, Inc.	679	12,229
Cboe Global Markets, Inc.	565	63,952
Charles Schwab Corp.	5,794	366,065
CME Group, Inc.	1,401	286,785
Donnelley Financial Solutions, Inc. (a)	303	8,875
Evercore, Inc. Class A	509	47,647
FactSet Research Systems, Inc.	70	26,920
Federated Hermes, Inc.	1,144	36,368
Franklin Resources, Inc.	6,987	162,867
Goldman Sachs Group, Inc.	4,444	1,319,957
Interactive Brokers Group, Inc. Class A	2,181	119,977
Intercontinental Exchange, Inc.	2,192	206,136
Invesco, Ltd.	8,475	136,702
Janus Henderson Group PLC	2,434	57,223
Jefferies Financial Group, Inc.	4,797	132,493
MarketAxess Holdings, Inc.	39	9,984
Moody's Corp.	333	90,566
Morgan Stanley	18,127	1,378,740
MSCI, Inc.	74	30,499
Nasdaq, Inc.	600	91,524
Security Description	Shares	Value
Northern Trust Corp.	1,533	$ 147,904
Piper Sandler Cos.	180	20,405
Raymond James Financial, Inc.	1,378	123,207
S&P Global, Inc.	256	86,287
SEI Investments Co.	816	44,080
State Street Corp. (c)	3,390	208,994
Stifel Financial Corp.	986	55,236
StoneX Group, Inc. (a)	528	41,221
T Rowe Price Group, Inc.	1,447	164,394
Virtus Investment Partners, Inc.	30	5,131
WisdomTree Investments, Inc. (b)	520	2,636
		6,551,172
CHEMICALS — 2.1%
AdvanSix, Inc.	339	11,336
Air Products & Chemicals, Inc.	1,137	273,426
Albemarle Corp.	275	57,470
American Vanguard Corp.	184	4,112
Ashland Global Holdings, Inc.	376	38,747
Avient Corp.	793	31,784
Balchem Corp.	100	12,974
Cabot Corp.	527	33,617
Celanese Corp.	984	115,728
CF Industries Holdings, Inc.	840	72,013
Chemours Co.	2,353	75,343
Corteva, Inc.	4,629	250,614
Dow, Inc.	9,408	485,547
DuPont de Nemours, Inc.	6,559	364,549
Eastman Chemical Co.	1,187	106,557
Ecolab, Inc.	980	150,685
FMC Corp.	523	55,966
FutureFuel Corp.	800	5,824
GCP Applied Technologies, Inc. (a)	618	19,331
Hawkins, Inc.	113	4,071
HB Fuller Co.	375	22,579
Ingevity Corp. (a)	363	22,920
Innospec, Inc.	180	17,242
International Flavors & Fragrances, Inc.	979	116,619
Koppers Holdings, Inc.	371	8,399
Linde PLC	1,968	565,859
Livent Corp. (a)	473	10,732
LyondellBasell Industries NV Class A	6,533	571,376
Minerals Technologies, Inc.	303	18,586
Mosaic Co.	1,991	94,035
NewMarket Corp.	74	22,271
Olin Corp.	1,505	69,651
PPG Industries, Inc.	1,287	147,156
Quaker Chemical Corp. (b)	80	11,962
Rayonier Advanced Materials, Inc. (a)	1,504	3,941
RPM International, Inc.	617	48,570
Schweitzer-Mauduit International, Inc.	835	20,975
Scotts Miracle-Gro Co.	375	29,621
Sensient Technologies Corp.	292	23,524

See accompanying notes to financial statements.
152

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Sherwin-Williams Co.	706	$ 158,081
Stepan Co.	186	18,851
Tredegar Corp.	533	5,330
Trinseo PLC	977	37,575
Valvoline, Inc.	807	23,266
		4,238,815
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	819	35,561
Brady Corp. Class A	365	17,243
Brink's Co.	186	11,292
Cintas Corp.	227	84,791
Clean Harbors, Inc. (a)	322	28,230
Copart, Inc. (a)	649	70,520
CoreCivic, Inc. REIT (a)	3,607	40,074
Deluxe Corp.	1,058	22,927
Harsco Corp. (a)	1,460	10,381
Healthcare Services Group, Inc.	643	11,195
HNI Corp.	623	21,612
IAA, Inc. (a)	450	14,746
Interface, Inc.	756	9,480
KAR Auction Services, Inc. (a)	3,005	44,384
Matthews International Corp. Class A	375	10,751
MillerKnoll, Inc.	686	18,021
MSA Safety, Inc.	138	16,708
Pitney Bowes, Inc.	2,458	8,898
Republic Services, Inc.	1,322	173,010
Rollins, Inc.	801	27,971
Stericycle, Inc. (a)	529	23,197
Tetra Tech, Inc.	188	25,671
UniFirst Corp.	153	26,344
Viad Corp. (a)	182	5,025
Waste Management, Inc.	1,474	225,492
		983,524
COMMUNICATIONS EQUIPMENT — 0.7%
ADTRAN, Inc.	376	6,591
Arista Networks, Inc. (a)	530	49,682
Calix, Inc. (a)	260	8,876
Ciena Corp. (a)	792	36,195
Cisco Systems, Inc.	22,615	964,304
Comtech Telecommunications Corp.	190	1,723
Digi International, Inc. (a)	192	4,650
Extreme Networks, Inc. (a)	1,161	10,356
F5, Inc. (a)	234	35,811
Harmonic, Inc. (a)	807	6,997
Juniper Networks, Inc.	2,026	57,741
Lumentum Holdings, Inc. (a)	339	26,923
Motorola Solutions, Inc.	400	83,840
NETGEAR, Inc. (a)	720	13,335
NetScout Systems, Inc. (a)	526	17,805
Plantronics, Inc. (a)	284	11,269
Viasat, Inc. (a)	623	19,083
Viavi Solutions, Inc. (a)	991	13,111
		1,368,292
Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.3%
AECOM	1,036	$ 67,568
Arcosa, Inc.	365	16,947
Comfort Systems USA, Inc.	310	25,777
Dycom Industries, Inc. (a)	286	26,609
EMCOR Group, Inc.	520	53,539
Fluor Corp. (a)	3,518	85,628
Granite Construction, Inc.	530	15,444
MasTec, Inc. (a)	676	48,442
MDU Resources Group, Inc.	2,609	70,417
MYR Group, Inc. (a)	189	16,657
NV5 Global, Inc. (a)	79	9,222
Quanta Services, Inc.	536	67,182
Valmont Industries, Inc.	125	28,079
		531,511
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	182	20,009
Martin Marietta Materials, Inc.	223	66,730
Vulcan Materials Co.	427	60,677
		147,416
CONSUMER FINANCE — 1.2%
American Express Co.	3,911	542,143
Capital One Financial Corp.	9,859	1,027,209
Discover Financial Services	3,047	288,185
Encore Capital Group, Inc. (a)	618	35,702
Enova International, Inc. (a)	990	28,532
EZCORP, Inc. Class A (a)	1,937	14,547
FirstCash Holdings, Inc.	371	25,788
Green Dot Corp. Class A (a)	531	13,333
LendingTree, Inc. (a)	4	175
Navient Corp.	3,833	53,624
PRA Group, Inc. (a)	529	19,235
Prog Holdings, Inc. (a)	1,419	23,414
SLM Corp.	2,336	37,236
Synchrony Financial	12,578	347,404
World Acceptance Corp. (a)	118	13,244
		2,469,771
CONTAINERS & PACKAGING — 0.7%
Amcor PLC	13,972	173,672
AptarGroup, Inc.	346	35,711
Avery Dennison Corp.	419	67,824
Ball Corp.	1,285	88,369
Greif, Inc. Class A	800	49,904
International Paper Co.	9,301	389,061
Myers Industries, Inc.	365	8,296
O-I Glass, Inc. (a)	4,288	60,032
Packaging Corp. of America	604	83,050
Sealed Air Corp.	757	43,694
Silgan Holdings, Inc.	1,138	47,056
Sonoco Products Co.	967	55,158
Westrock Co.	6,543	260,673
		1,362,500
DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,046	139,118

See accompanying notes to financial statements.
153

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
LKQ Corp.	2,639	$ 129,548
Pool Corp.	81	28,450
		297,116
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	376	13,525
American Public Education, Inc. (a)	179	2,893
Graham Holdings Co. Class B	88	49,882
Grand Canyon Education, Inc. (a)	189	17,802
H&R Block, Inc.	1,966	69,439
Perdoceo Education Corp. (a)	1,740	20,497
Service Corp. International	879	60,756
Strategic Education, Inc.	191	13,481
WW International, Inc. (a) (b)	616	3,936
		252,211
DIVERSIFIED FINANCIAL SERVICES — 2.7%
Berkshire Hathaway, Inc. Class B (a)	19,355	5,284,302
Voya Financial, Inc.	2,673	159,124
		5,443,426
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.4%
AT&T, Inc.	180,099	3,774,875
ATN International, Inc.	181	8,491
Cogent Communications Holdings, Inc.	198	12,030
Consolidated Communications Holdings, Inc. (a)	2,303	16,121
Iridium Communications, Inc. (a)	618	23,212
Lumen Technologies, Inc.	22,873	249,544
Verizon Communications, Inc.	54,277	2,754,558
		6,838,831
ELECTRIC UTILITIES — 2.3%
ALLETE, Inc.	688	40,441
Alliant Energy Corp.	1,338	78,420
American Electric Power Co., Inc.	3,821	366,587
Constellation Energy Corp.	1,737	99,461
Duke Energy Corp.	4,892	524,471
Edison International	2,794	176,692
Entergy Corp.	1,865	210,073
Evergy, Inc.	2,139	139,570
Eversource Energy	2,627	221,903
Exelon Corp.	12,531	567,905
FirstEnergy Corp.	4,189	160,816
Hawaiian Electric Industries, Inc.	996	40,736
IDACORP, Inc.	326	34,530
NextEra Energy, Inc.	7,602	588,851
NRG Energy, Inc.	6,086	232,302
OGE Energy Corp.	1,855	71,529
Pinnacle West Capital Corp.	1,441	105,366
PNM Resources, Inc.	784	37,459
PPL Corp.	9,607	260,638
Southern Co.	7,970	568,341
Xcel Energy, Inc.	3,417	241,787
		4,767,878
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	215	$ 33,119
AMETEK, Inc.	679	74,615
AZZ, Inc.	187	7,633
Eaton Corp. PLC	2,045	257,650
Emerson Electric Co.	3,058	243,233
Encore Wire Corp.	180	18,706
EnerSys	367	21,638
Generac Holdings, Inc. (a)	127	26,744
Hubbell, Inc.	293	52,324
nVent Electric PLC	1,281	40,134
Powell Industries, Inc.	189	4,417
Regal Rexnord Corp.	252	28,607
Rockwell Automation, Inc.	353	70,356
Sunrun, Inc. (a)	1,063	24,832
Vicor Corp. (a)	6	328
		904,336
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Advanced Energy Industries, Inc.	189	13,793
Amphenol Corp. Class A	1,439	92,643
Arrow Electronics, Inc. (a)	1,696	190,105
Avnet, Inc.	2,465	105,699
Badger Meter, Inc.	79	6,390
Belden, Inc.	366	19,497
Benchmark Electronics, Inc.	990	22,334
CDW Corp.	667	105,093
Cognex Corp.	191	8,121
Coherent, Inc. (a)	73	19,434
Corning, Inc.	4,751	149,704
CTS Corp.	362	12,326
ePlus, Inc. (a)	346	18,380
Fabrinet (a)	227	18,410
FARO Technologies, Inc. (a)	8	247
II-VI, Inc. (a) (b)	528	26,902
Insight Enterprises, Inc. (a)	502	43,313
IPG Photonics Corp. (a)	336	31,628
Itron, Inc. (a)	186	9,194
Jabil, Inc.	3,563	182,461
Keysight Technologies, Inc. (a)	526	72,509
Knowles Corp. (a)	985	17,070
Littelfuse, Inc.	121	30,739
Methode Electronics, Inc.	371	13,742
National Instruments Corp.	789	24,640
OSI Systems, Inc. (a)	181	15,465
PC Connection, Inc.	365	16,078
Plexus Corp. (a)	251	19,703
Rogers Corp. (a)	80	20,967
Sanmina Corp. (a)	1,527	62,195
ScanSource, Inc. (a)	799	24,881
TD SYNNEX Corp.	1,023	93,195
TE Connectivity, Ltd.	1,672	189,187
Teledyne Technologies, Inc. (a)	176	66,019
Trimble, Inc. (a)	985	57,357
TTM Technologies, Inc. (a)	2,921	36,512
Vishay Intertechnology, Inc.	1,316	23,451

See accompanying notes to financial statements.
154

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Vontier Corp.	789	$ 18,139
Zebra Technologies Corp. Class A (a)	218	64,081
		1,941,604
ENERGY EQUIPMENT & SERVICES — 0.4%
Archrock, Inc.	3,328	27,523
Baker Hughes Co.	4,860	140,308
Bristow Group, Inc. (a)	232	5,429
ChampionX Corp.	796	15,801
Core Laboratories NV	160	3,170
Dril-Quip, Inc. (a)	367	9,469
Halliburton Co.	3,995	125,283
Helix Energy Solutions Group, Inc. (a)	4,593	14,238
Helmerich & Payne, Inc.	989	42,586
Nabors Industries, Ltd. (a)	183	24,504
Nov, Inc.	3,624	61,282
Oceaneering International, Inc. (a)	730	7,796
Oil States International, Inc. (a)	987	5,349
Patterson-UTI Energy, Inc.	1,893	29,834
ProPetro Holding Corp. (a)	1,306	13,060
RPC, Inc. (a)	2,322	16,045
Schlumberger NV	8,934	319,480
US Silica Holdings, Inc. (a)	1,008	11,511
		872,668
ENTERTAINMENT — 0.9%
Activision Blizzard, Inc.	2,528	196,830
Cinemark Holdings, Inc. (a)	1,289	19,361
Electronic Arts, Inc.	975	118,609
Live Nation Entertainment, Inc. (a)	388	32,041
Marcus Corp. (a) (b)	688	10,162
Netflix, Inc. (a)	898	157,033
Take-Two Interactive Software, Inc. (a)	525	64,328
Walt Disney Co. (a)	5,932	559,981
Warner Bros Discovery, Inc. (a)	55,734	747,950
World Wrestling Entertainment, Inc. Class A (b)	201	12,560
		1,918,855
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.5%
Acadia Realty Trust REIT	533	8,325
Agree Realty Corp. REIT	450	32,458
Alexander & Baldwin, Inc. REIT	684	12,278
Alexandria Real Estate Equities, Inc. REIT	550	79,766
American Assets Trust, Inc. REIT	535	15,889
American Campus Communities, Inc. REIT	832	53,639
American Tower Corp. REIT	1,116	285,238
Apartment Income REIT Corp.	717	29,827
Armada Hoffler Properties, Inc. REIT	530	6,805
AvalonBay Communities, Inc. REIT	623	121,018
Boston Properties, Inc. REIT	724	64,421
Brandywine Realty Trust REIT	2,434	23,464
Security Description	Shares	Value
Brixmor Property Group, Inc. REIT	2,141	$ 43,270
Camden Property Trust REIT	376	50,564
CareTrust REIT, Inc.	526	9,699
Centerspace REIT	178	14,516
Chatham Lodging Trust REIT (a)	800	8,360
Community Healthcare Trust, Inc. REIT	222	8,039
Corporate Office Properties Trust REIT	976	25,561
Cousins Properties, Inc. REIT	1,185	34,638
Crown Castle International Corp. REIT	1,417	238,594
DiamondRock Hospitality Co. REIT (a)	1,759	14,441
Digital Realty Trust, Inc. REIT	1,134	147,227
Diversified Healthcare Trust REIT	7,050	12,831
Douglas Emmett, Inc. REIT	1,334	29,855
Duke Realty Corp. REIT	1,385	76,106
Easterly Government Properties, Inc. REIT	529	10,072
EastGroup Properties, Inc. REIT	87	13,427
EPR Properties REIT	635	29,801
Equinix, Inc. REIT	228	149,801
Equity Residential REIT	1,740	125,663
Essential Properties Realty Trust, Inc. REIT	616	13,238
Essex Property Trust, Inc. REIT	240	62,762
Extra Space Storage, Inc. REIT	381	64,816
Federal Realty OP LP, REIT	353	33,796
First Industrial Realty Trust, Inc. REIT	418	19,847
Four Corners Property Trust, Inc. REIT	372	9,891
Franklin Street Properties Corp. REIT	1,681	7,010
GEO Group, Inc. REIT (a) (b)	3,981	26,275
Getty Realty Corp. REIT	528	13,992
Global Net Lease, Inc. REIT	2,573	36,434
Healthcare Realty Trust, Inc. REIT	1,101	29,947
Healthpeak Properties, Inc. REIT	3,422	88,664
Hersha Hospitality Trust REIT (a)	1,142	11,203
Highwoods Properties, Inc. REIT	978	33,438
Host Hotels & Resorts, Inc. REIT	3,672	57,577
Hudson Pacific Properties, Inc. REIT	1,434	21,281
Independence Realty Trust, Inc. REIT	572	11,858
Industrial Logistics Properties Trust REIT	795	11,194
Innovative Industrial Properties, Inc. REIT	74	8,130
Iron Mountain, Inc. REIT	1,561	76,005
iStar, Inc. REIT	978	13,408
JBG SMITH Properties REIT	956	22,600
Kilroy Realty Corp. REIT	836	43,748
Kimco Realty Corp. REIT	3,302	65,280
Kite Realty Group Trust REIT	882	15,250

See accompanying notes to financial statements.
155

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Lamar Advertising Co. Class A REIT	455	$ 40,026
Life Storage, Inc. REIT	259	28,920
LTC Properties, Inc. REIT	370	14,204
LXP Industrial Trust REIT	2,120	22,769
Macerich Co. REIT	2,727	23,752
Medical Properties Trust, Inc. REIT	5,507	84,092
Mid-America Apartment Communities, Inc. REIT	376	65,676
National Retail Properties, Inc. REIT	1,456	62,608
National Storage Affiliates Trust REIT	373	18,676
NexPoint Residential Trust, Inc. REIT	82	5,126
Office Properties Income Trust REIT	1,308	26,095
Omega Healthcare Investors, Inc. REIT	3,066	86,430
Park Hotels & Resorts, Inc. REIT	2,498	33,898
Pebblebrook Hotel Trust REIT	1,128	18,691
Physicians Realty Trust REIT	1,762	30,747
PotlatchDeltic Corp. REIT	879	38,843
Prologis, Inc. REIT	2,191	257,771
PS Business Parks, Inc. REIT	182	34,061
Public Storage REIT	506	158,211
Rayonier, Inc. REIT	549	20,522
Realty Income Corp. REIT	2,345	160,070
Regency Centers Corp. REIT	1,102	65,360
Retail Opportunity Investments Corp. REIT	661	10,431
Rexford Industrial Realty, Inc. REIT	329	18,947
RPT Realty REIT	799	7,854
Sabra Health Care REIT, Inc.	3,144	43,922
Safehold, Inc. REIT (b)	121	4,280
Saul Centers, Inc. REIT	170	8,009
SBA Communications Corp. REIT	81	25,924
Service Properties Trust REIT	4,554	23,817
Simon Property Group, Inc. REIT	988	93,781
SITE Centers Corp. REIT	1,591	21,431
SL Green Realty Corp. REIT (b)	589	27,182
Spirit Realty Capital, Inc. REIT	1,126	42,540
STORE Capital Corp. REIT	2,484	64,783
Summit Hotel Properties, Inc. REIT (a)	1,280	9,306
Tanger Factory Outlet Centers, Inc. REIT	1,178	16,751
UDR, Inc. REIT	988	45,487
Uniti Group, Inc. REIT	1,116	10,513
Universal Health Realty Income Trust REIT	8	426
Urban Edge Properties REIT	983	14,951
Urstadt Biddle Properties, Inc. Class A REIT	528	8,554
Ventas, Inc. REIT	2,534	130,324
Veris Residential, Inc. REIT (a)	977	12,935
Vornado Realty Trust REIT	3,951	112,959
Security Description	Shares	Value
Washington Real Estate Investment Trust	979	$ 20,862
Welltower, Inc. REIT	2,073	170,712
Weyerhaeuser Co. REIT	4,938	163,547
Whitestone REIT	420	4,515
Xenia Hotels & Resorts, Inc. REIT (a)	973	14,138
		4,998,666
FOOD & STAPLES RETAILING — 3.6%
Andersons, Inc.	801	26,425
BJ's Wholesale Club Holdings, Inc. (a)	988	61,572
Casey's General Stores, Inc.	351	64,928
Chefs' Warehouse, Inc. (a)	366	14,234
Costco Wholesale Corp.	1,732	830,113
Grocery Outlet Holding Corp. (a)	456	19,439
Kroger Co.	16,608	786,057
Performance Food Group Co. (a)	3,841	176,609
PriceSmart, Inc.	358	25,644
SpartanNash Co.	986	29,748
Sprouts Farmers Market, Inc. (a)	1,435	36,334
Sysco Corp.	3,725	315,545
United Natural Foods, Inc. (a)	1,442	56,815
Walgreens Boots Alliance, Inc.	18,106	686,217
Walmart, Inc.	35,323	4,294,570
		7,424,250
FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	5,172	401,347
B&G Foods, Inc.	1,600	38,048
Calavo Growers, Inc.	308	12,850
Cal-Maine Foods, Inc.	375	18,529
Campbell Soup Co.	2,591	124,498
Conagra Brands, Inc.	5,067	173,494
Darling Ingredients, Inc. (a)	672	40,186
Flowers Foods, Inc.	1,951	51,350
Fresh Del Monte Produce, Inc.	986	29,117
General Mills, Inc.	4,439	334,922
Hain Celestial Group, Inc. (a)	618	14,671
Hershey Co.	653	140,499
Hormel Foods Corp.	2,971	140,707
Hostess Brands, Inc. (a)	872	18,495
Ingredion, Inc.	839	73,966
J & J Snack Foods Corp.	126	17,597
J.M. Smucker Co.	988	126,474
John B Sanfilippo & Son, Inc.	176	12,758
Kellogg Co.	3,263	232,782
Kraft Heinz Co.	17,628	672,332
Lamb Weston Holdings, Inc.	537	38,374
Lancaster Colony Corp.	145	18,673
McCormick & Co., Inc.	982	81,751
Mondelez International, Inc. Class A	7,439	461,887
Pilgrim's Pride Corp. (a)	1,325	41,380
Post Holdings, Inc. (a)	722	59,457
Sanderson Farms, Inc.	233	50,218

See accompanying notes to financial statements.
156

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Seneca Foods Corp. Class A (a)	185	$ 10,275
Simply Good Foods Co. (a)	441	16,657
Tootsie Roll Industries, Inc.	373	13,186
TreeHouse Foods, Inc. (a)	1,390	58,130
Tyson Foods, Inc. Class A	7,262	624,968
		4,149,578
GAS UTILITIES — 0.3%
Atmos Energy Corp.	682	76,452
Chesapeake Utilities Corp.	121	15,676
National Fuel Gas Co.	807	53,302
New Jersey Resources Corp.	696	30,993
Northwest Natural Holding Co.	430	22,833
ONE Gas, Inc.	349	28,335
South Jersey Industries, Inc.	967	33,013
Southwest Gas Holdings, Inc.	677	58,953
Spire, Inc.	640	47,597
UGI Corp.	5,206	201,004
		568,158
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Abbott Laboratories	5,758	625,607
ABIOMED, Inc. (a)	71	17,573
Align Technology, Inc. (a)	205	48,517
AngioDynamics, Inc. (a)	314	6,076
Artivion, Inc. (a)	8	151
Avanos Medical, Inc. (a)	359	9,815
Baxter International, Inc.	2,209	141,884
Becton Dickinson & Co.	1,104	272,169
Boston Scientific Corp. (a)	5,525	205,917
CONMED Corp.	44	4,213
Cooper Cos., Inc.	180	56,362
DENTSPLY SIRONA, Inc.	1,136	40,589
DexCom, Inc. (a)	435	32,421
Edwards Lifesciences Corp. (a)	1,277	121,430
Embecta Corp. (a)	204	5,165
Enovis Corp. (a)	322	17,710
Envista Holdings Corp. (a)	831	32,027
Glaukos Corp. (a)	139	6,313
Globus Medical, Inc. Class A (a)	360	20,210
Haemonetics Corp. (a)	183	11,928
Hologic, Inc. (a)	1,336	92,585
ICU Medical, Inc. (a)	121	19,891
IDEXX Laboratories, Inc. (a)	98	34,372
Integer Holdings Corp. (a)	191	13,496
Integra LifeSciences Holdings Corp. (a)	344	18,586
Intuitive Surgical, Inc. (a)	718	144,110
Lantheus Holdings, Inc. (a)	87	5,745
LivaNova PLC (a)	182	11,370
Masimo Corp. (a)	140	18,294
Medtronic PLC	6,903	619,544
Meridian Bioscience, Inc. (a)	153	4,654
Merit Medical Systems, Inc. (a)	184	9,986
Natus Medical, Inc. (a)	192	6,292
Neogen Corp. (a)	356	8,576
NuVasive, Inc. (a)	191	9,390
Security Description	Shares	Value
Omnicell, Inc. (a)	129	$ 14,674
Orthofix Medical, Inc. (a)	231	5,438
Penumbra, Inc. (a)	8	996
QuidelOrtho Corp. (a)	528	51,311
ResMed, Inc.	162	33,960
STERIS PLC	231	47,621
Stryker Corp.	826	164,316
Surmodics, Inc. (a)	5	186
Tandem Diabetes Care, Inc. (a)	80	4,735
Teleflex, Inc.	105	25,814
Varex Imaging Corp. (a)	189	4,043
Zimmer Biomet Holdings, Inc.	1,075	112,939
Zimvie, Inc. (a)	533	8,533
		3,167,534
HEALTH CARE PROVIDERS & SERVICES — 6.0%
Acadia Healthcare Co., Inc. (a)	681	46,056
Addus HomeCare Corp. (a)	69	5,746
Amedisys, Inc. (a)	127	13,350
AmerisourceBergen Corp.	3,730	527,720
AMN Healthcare Services, Inc. (a)	320	35,107
Apollo Medical Holdings, Inc. (a) (b)	227	8,760
Cardinal Health, Inc.	6,878	359,513
Centene Corp. (a)	7,622	644,897
Chemed Corp.	58	27,225
Cigna Corp.	4,144	1,092,027
Community Health Systems, Inc. (a)	3,306	12,397
CorVel Corp. (a)	51	7,511
Covetrus, Inc. (a)	2,565	53,224
Cross Country Healthcare, Inc. (a)	451	9,394
CVS Health Corp.	32,889	3,047,495
DaVita, Inc. (a)	1,534	122,659
Elevance Health, Inc.	1,780	858,992
Encompass Health Corp.	670	37,553
Ensign Group, Inc.	186	13,665
Fulgent Genetics, Inc. (a)	488	26,611
Hanger, Inc. (a)	535	7,661
HCA Healthcare, Inc.	2,122	356,623
HealthEquity, Inc. (a)	184	11,296
Henry Schein, Inc. (a)	1,012	77,661
Humana, Inc.	1,182	553,259
Laboratory Corp. of America Holdings	849	198,972
LHC Group, Inc. (a)	174	27,099
McKesson Corp.	3,647	1,189,688
MEDNAX, Inc. (a)	1,172	24,624
ModivCare, Inc. (a)	122	10,309
Molina Healthcare, Inc. (a)	425	118,834
Option Care Health, Inc. (a)	701	19,481
Owens & Minor, Inc.	1,001	31,481
Patterson Cos., Inc.	1,184	35,875
Pennant Group, Inc. (a)	176	2,254
Quest Diagnostics, Inc.	1,268	168,619
R1 RCM, Inc. (a)	431	9,034
RadNet, Inc. (a)	382	6,601
Select Medical Holdings Corp.	2,632	62,168

See accompanying notes to financial statements.
157

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Tenet Healthcare Corp. (a)	1,373	$ 72,165
UnitedHealth Group, Inc.	4,198	2,156,219
Universal Health Services, Inc. Class B	942	94,869
US Physical Therapy, Inc.	78	8,518
		12,193,212
HEALTH CARE TECHNOLOGY — 0.0% (d)
Allscripts Healthcare Solutions, Inc. (a)	1,503	22,290
Computer Programs & Systems, Inc. (a)	8	256
NextGen Healthcare, Inc. (a)	362	6,313
		28,859
HOTELS, RESTAURANTS & LEISURE — 1.1%
BJ's Restaurants, Inc. (a)	131	2,840
Bloomin' Brands, Inc.	794	13,196
Booking Holdings, Inc. (a)	94	164,405
Boyd Gaming Corp.	533	26,517
Brinker International, Inc. (a)	317	6,984
Caesars Entertainment, Inc. (a)	683	26,159
Carnival Corp. (a) (b)	10,348	89,510
Cheesecake Factory, Inc.	193	5,099
Chipotle Mexican Grill, Inc. (a)	57	74,514
Choice Hotels International, Inc.	85	9,489
Churchill Downs, Inc.	33	6,320
Chuy's Holdings, Inc. (a)	51	1,016
Cracker Barrel Old Country Store, Inc. (b)	211	17,616
Darden Restaurants, Inc.	684	77,374
Dave & Buster's Entertainment, Inc. (a)	186	6,097
Dine Brands Global, Inc. (b)	166	10,803
Domino's Pizza, Inc.	76	29,618
El Pollo Loco Holdings, Inc. (a)	622	6,120
Expedia Group, Inc. (a)	305	28,923
Golden Entertainment, Inc. (a)	234	9,255
Hilton Worldwide Holdings, Inc.	240	26,746
Jack in the Box, Inc.	50	2,803
Las Vegas Sands Corp. (a)	3,633	122,032
Light & Wonder, Inc. Class A (a)	422	19,830
Marriott International, Inc. Class A	543	73,853
Marriott Vacations Worldwide Corp.	161	18,708
McDonald's Corp.	2,202	543,630
MGM Resorts International	2,783	80,568
Monarch Casino & Resort, Inc. (a)	178	10,443
Norwegian Cruise Line Holdings, Ltd. (a)	2,144	23,841
Papa John's International, Inc.	130	10,858
Penn National Gaming, Inc. (a)	1,226	37,295
Royal Caribbean Cruises, Ltd. (a)	1,138	39,728
Ruth's Hospitality Group, Inc.	157	2,553
Shake Shack, Inc. Class A (a)	35	1,382
Six Flags Entertainment Corp. (a)	349	7,573
Starbucks Corp.	4,458	340,547
Texas Roadhouse, Inc.	333	24,376
Security Description	Shares	Value
Travel + Leisure Co.	666	$ 25,854
Wendy's Co.	1,139	21,504
Wyndham Hotels & Resorts, Inc.	193	12,684
Wynn Resorts, Ltd. (a)	376	21,424
Yum! Brands, Inc.	809	91,830
		2,171,917
HOUSEHOLD DURABLES — 1.2%
Cavco Industries, Inc. (a)	46	9,016
Century Communities, Inc.	734	33,008
D.R. Horton, Inc.	4,136	273,762
Ethan Allen Interiors, Inc. (b)	371	7,498
Garmin, Ltd.	980	96,285
Helen of Troy, Ltd. (a)	138	22,413
Installed Building Products, Inc.	132	10,977
iRobot Corp. (a)	178	6,541
KB Home	2,130	60,620
La-Z-Boy, Inc.	1,097	26,010
Leggett & Platt, Inc.	1,716	59,339
Lennar Corp. Class A	6,487	457,788
LGI Homes, Inc. (a)	195	16,945
M/I Homes, Inc. (a)	534	21,178
MDC Holdings, Inc.	1,413	45,654
Meritage Homes Corp. (a)	931	67,497
Mohawk Industries, Inc. (a)	1,362	169,011
Newell Brands, Inc.	9,393	178,843
NVR, Inc. (a)	22	88,091
PulteGroup, Inc.	6,168	244,438
Sonos, Inc. (a) (b)	557	10,048
Taylor Morrison Home Corp. (a)	3,057	71,411
Tempur Sealy International, Inc.	845	18,058
Toll Brothers, Inc.	2,787	124,300
TopBuild Corp. (a)	160	26,746
Tri Pointe Homes, Inc. (a)	2,768	46,696
Tupperware Brands Corp. (a)	482	3,056
Universal Electronics, Inc. (a)	182	4,654
Whirlpool Corp.	1,455	225,336
		2,425,219
HOUSEHOLD PRODUCTS — 1.0%
Central Garden & Pet Co. (a)	180	7,636
Central Garden & Pet Co. Class A (a)	371	14,844
Church & Dwight Co., Inc.	708	65,603
Clorox Co.	672	94,739
Colgate-Palmolive Co.	3,240	259,654
Energizer Holdings, Inc.	469	13,296
Kimberly-Clark Corp.	2,149	290,437
Procter & Gamble Co.	9,319	1,339,979
WD-40 Co. (b)	4	805
		2,086,993
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	4,245	89,187
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	5,268	681,732

See accompanying notes to financial statements.
158

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
General Electric Co.	5,894	$ 375,271
Honeywell International, Inc.	3,044	529,078
		1,586,081
INSURANCE — 4.9%
Aflac, Inc.	7,670	424,381
Alleghany Corp. (a)	169	140,794
Allstate Corp.	3,583	454,074
Ambac Financial Group, Inc. (a)	973	11,044
American Equity Investment Life Holding Co.	2,046	74,822
American Financial Group, Inc.	1,640	227,648
American International Group, Inc.	10,234	523,264
AMERISAFE, Inc.	182	9,466
Aon PLC Class A	431	116,232
Arthur J Gallagher & Co.	677	110,378
Assurant, Inc.	601	103,883
Assured Guaranty, Ltd.	890	49,653
Brighthouse Financial, Inc. (a)	1,926	79,005
Brown & Brown, Inc.	853	49,764
Chubb, Ltd.	3,987	783,764
Cincinnati Financial Corp.	1,443	171,688
CNO Financial Group, Inc.	2,982	53,944
eHealth, Inc. (a)	8	75
Employers Holdings, Inc.	362	15,164
Everest Re Group, Ltd.	980	274,674
First American Financial Corp.	2,726	144,260
Genworth Financial, Inc. Class A (a)	14,917	52,657
Globe Life, Inc.	1,184	115,404
Hanover Insurance Group, Inc.	514	75,173
Hartford Financial Services Group, Inc.	4,295	281,022
HCI Group, Inc. (b)	55	3,727
Horace Mann Educators Corp.	1,021	39,186
James River Group Holdings, Ltd.	934	23,145
Kemper Corp.	1,481	70,940
Kinsale Capital Group, Inc.	56	12,860
Lincoln National Corp.	4,134	193,347
Loews Corp.	4,875	288,892
Marsh & McLennan Cos., Inc.	1,405	218,126
Mercury General Corp.	804	35,617
MetLife, Inc.	17,411	1,093,237
Old Republic International Corp.	7,085	158,421
Primerica, Inc.	315	37,702
Principal Financial Group, Inc.	6,028	402,610
ProAssurance Corp.	800	18,904
Progressive Corp.	6,280	730,176
Prudential Financial, Inc.	9,388	898,244
Reinsurance Group of America, Inc.	1,669	195,757
RenaissanceRe Holdings, Ltd.	554	86,629
RLI Corp.	176	20,520
Safety Insurance Group, Inc.	179	17,381
Selective Insurance Group, Inc.	528	45,904
Selectquote, Inc. (a)	4,164	10,327
SiriusPoint, Ltd. (a)	2,644	14,330
Stewart Information Services Corp.	681	33,880
Security Description	Shares	Value
Travelers Cos., Inc.	3,087	$ 522,104
United Fire Group, Inc.	573	19,614
Universal Insurance Holdings, Inc.	367	4,782
Unum Group	5,077	172,720
Willis Towers Watson PLC	713	140,739
WR Berkley Corp.	1,975	134,813
		9,986,867
INTERACTIVE MEDIA & SERVICES — 2.8%
Alphabet, Inc. Class A (a)	834	1,817,503
Alphabet, Inc. Class C (a)	772	1,688,712
Cars.com, Inc. (a)	807	7,610
Match Group, Inc. (a)	567	39,514
Meta Platforms, Inc. Class A (a)	12,466	2,010,143
QuinStreet, Inc. (a)	617	6,207
TripAdvisor, Inc. (a)	513	9,131
Twitter, Inc. (a)	2,610	97,588
Yelp, Inc. (a)	486	13,496
Ziff Davis, Inc. (a)	308	22,955
		5,712,859
INTERNET & DIRECT MARKETING RETAIL — 1.5%
Amazon.com, Inc. (a)	26,180	2,780,578
eBay, Inc.	5,228	217,851
Etsy, Inc. (a)	308	22,549
Liquidity Services, Inc. (a)	182	2,446
PetMed Express, Inc. (b)	525	10,447
Shutterstock, Inc.	116	6,648
		3,040,519
IT SERVICES — 2.6%
Accenture PLC Class A	1,536	426,471
Akamai Technologies, Inc. (a)	630	57,538
Automatic Data Processing, Inc.	1,009	211,930
Bread Financial Holdings, Inc.	1,332	49,364
Broadridge Financial Solutions, Inc.	362	51,603
Cognizant Technology Solutions Corp. Class A	2,607	175,947
Concentrix Corp.	224	30,383
CSG Systems International, Inc.	185	11,041
DXC Technology Co. (a)	6,075	184,133
EPAM Systems, Inc. (a)	158	46,575
Euronet Worldwide, Inc. (a)	234	23,538
EVERTEC, Inc.	190	7,007
ExlService Holdings, Inc. (a)	99	14,586
Fidelity National Information Services, Inc.	3,863	354,121
Fiserv, Inc. (a)	3,055	271,803
FleetCor Technologies, Inc. (a)	341	71,648
Gartner, Inc. (a)	210	50,784
Genpact, Ltd.	916	38,802
Global Payments, Inc.	1,450	160,428
International Business Machines Corp.	9,604	1,355,989
Jack Henry & Associates, Inc.	147	26,463
Kyndryl Holdings, Inc. (a)	4,449	43,511
Mastercard, Inc. Class A	955	301,283

See accompanying notes to financial statements.
159

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
MAXIMUS, Inc.	364	$ 22,754
Paychex, Inc.	961	109,429
PayPal Holdings, Inc. (a)	3,795	265,043
Perficient, Inc. (a)	122	11,186
Sabre Corp. (a) (b)	1,252	7,299
TTEC Holdings, Inc.	206	13,985
Unisys Corp. (a)	699	8,409
VeriSign, Inc. (a)	234	39,155
Visa, Inc. Class A	4,021	791,695
Western Union Co.	5,037	82,959
WEX, Inc. (a)	149	23,179
		5,340,041
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	559	36,547
Callaway Golf Co. (a)	1,244	25,378
Hasbro, Inc.	966	79,096
Mattel, Inc. (a)	1,446	32,289
Polaris, Inc.	602	59,767
Sturm Ruger & Co., Inc.	173	11,011
Vista Outdoor, Inc. (a)	494	13,783
YETI Holdings, Inc. (a)	208	9,000
		266,871
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Agilent Technologies, Inc.	609	72,331
Azenta, Inc.	173	12,473
Bio-Rad Laboratories, Inc. Class A (a)	537	265,815
Bio-Techne Corp.	43	14,905
Bruker Corp.	337	21,150
Charles River Laboratories International, Inc. (a)	166	35,519
Danaher Corp.	1,604	406,646
Illumina, Inc. (a)	320	58,995
IQVIA Holdings, Inc. (a)	741	160,790
Medpace Holdings, Inc. (a)	128	19,158
Mettler-Toledo International, Inc. (a)	58	66,629
NeoGenomics, Inc. (a)	696	5,672
PerkinElmer, Inc.	376	53,475
Repligen Corp. (a)	97	15,753
Syneos Health, Inc. (a)	672	48,169
Thermo Fisher Scientific, Inc.	807	438,427
Waters Corp. (a)	181	59,907
West Pharmaceutical Services, Inc.	81	24,492
		1,780,306
MACHINERY — 1.6%
AGCO Corp.	512	50,534
Alamo Group, Inc.	65	7,568
Albany International Corp. Class A	178	14,025
Astec Industries, Inc.	179	7,300
Barnes Group, Inc.	467	14,542
Caterpillar, Inc.	2,788	498,383
Chart Industries, Inc. (a)	140	23,433
CIRCOR International, Inc. (a)	168	2,754
Crane Holdings Co.	385	33,711
Security Description	Shares	Value
Cummins, Inc.	1,305	$ 252,557
Deere & Co.	1,094	327,620
Donaldson Co., Inc.	534	25,707
Dover Corp.	543	65,877
Enerpac Tool Group Corp.	368	6,999
EnPro Industries, Inc.	217	17,779
Esab Corp.	322	14,087
ESCO Technologies, Inc.	178	12,170
Federal Signal Corp.	367	13,065
Flowserve Corp.	987	28,258
Fortive Corp.	1,849	100,549
Franklin Electric Co., Inc.	192	14,066
Graco, Inc.	372	22,101
Greenbrier Cos., Inc.	482	17,347
Hillenbrand, Inc.	505	20,685
IDEX Corp.	262	47,587
Illinois Tool Works, Inc.	1,108	201,933
Ingersoll Rand, Inc.	1,130	47,550
ITT, Inc.	349	23,467
John Bean Technologies Corp.	139	15,348
Kennametal, Inc.	883	20,512
Lincoln Electric Holdings, Inc.	217	26,769
Lindsay Corp.	6	797
Meritor, Inc. (a)	924	33,569
Middleby Corp. (a)	282	35,351
Mueller Industries, Inc.	488	26,006
Nordson Corp.	183	37,046
Oshkosh Corp.	692	56,841
Otis Worldwide Corp.	1,169	82,613
PACCAR, Inc.	3,213	264,558
Parker-Hannifin Corp.	671	165,100
Pentair PLC	804	36,799
Proto Labs, Inc. (a)	30	1,435
Snap-on, Inc.	398	78,418
SPX Corp. (a)	379	20,026
Standex International Corp.	109	9,241
Stanley Black & Decker, Inc.	1,198	125,622
Tennant Co.	161	9,539
Terex Corp.	890	24,359
Timken Co.	878	46,578
Titan International, Inc. (a)	476	7,188
Toro Co.	366	27,739
Trinity Industries, Inc.	1,257	30,445
Wabash National Corp.	683	9,275
Watts Water Technologies, Inc. Class A	182	22,357
Westinghouse Air Brake Technologies Corp.	989	81,177
Xylem, Inc.	623	48,706
		3,255,068
MARINE — 0.0% (d)
Kirby Corp. (a)	544	33,097
Matson, Inc.	353	25,727
		58,824

See accompanying notes to financial statements.
160

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SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
MEDIA — 1.7%
AMC Networks, Inc. Class A (a)	974	$ 28,363
Cable One, Inc.	23	29,654
Charter Communications, Inc. Class A (a)	1,495	700,452
Comcast Corp. Class A	41,757	1,638,545
DISH Network Corp. Class A (a)	6,200	111,166
EW Scripps Co. Class A (a)	1,589	19,815
Fox Corp. Class A	3,339	107,382
Fox Corp. Class B	1,546	45,916
Gannett Co., Inc. (a)	4,416	12,806
Interpublic Group of Cos., Inc.	3,650	100,485
John Wiley & Sons, Inc. Class A	526	25,122
Loyalty Ventures, Inc. (a)	527	1,881
New York Times Co. Class A	346	9,653
News Corp. Class A	3,604	56,150
News Corp. Class B	1,182	18,782
Omnicom Group, Inc.	1,922	122,259
Paramount Global Class B (b)	15,067	371,854
Scholastic Corp.	374	13,453
TEGNA, Inc.	2,042	42,821
Thryv Holdings, Inc. (a)	415	9,292
		3,465,851
METALS & MINING — 0.7%
Alcoa Corp.	698	31,815
Allegheny Technologies, Inc. (a)	1,128	25,617
Arconic Corp. (a)	1,344	37,699
Carpenter Technology Corp.	522	14,569
Century Aluminum Co. (a)	495	3,648
Cleveland-Cliffs, Inc. (a)	3,047	46,832
Commercial Metals Co.	1,668	55,211
Compass Minerals International, Inc.	363	12,847
Freeport-McMoRan, Inc.	4,780	139,863
Haynes International, Inc.	181	5,931
Kaiser Aluminum Corp.	179	14,157
Materion Corp.	182	13,419
Newmont Corp.	4,094	244,289
Nucor Corp.	2,498	260,816
Olympic Steel, Inc.	363	9,347
Reliance Steel & Aluminum Co.	674	114,486
Royal Gold, Inc.	249	26,588
Steel Dynamics, Inc.	1,997	132,102
SunCoke Energy, Inc.	2,051	13,967
TimkenSteel Corp. (a)	527	9,860
United States Steel Corp.	6,474	115,949
Warrior Met Coal, Inc.	688	21,060
Worthington Industries, Inc.	975	42,998
		1,393,070
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Apollo Commercial Real Estate Finance, Inc. REIT	3,487	36,404
ARMOUR Residential REIT, Inc.	1,755	12,355
Ellington Financial, Inc. REIT (b)	703	10,313
Security Description	Shares	Value
Franklin BSP Realty Trust, Inc. REIT	840	$ 11,323
Granite Point Mortgage Trust, Inc. REIT	807	7,723
Invesco Mortgage Capital, Inc. (b)	854	12,537
KKR Real Estate Finance Trust, Inc. REIT (b)	1,137	19,841
New York Mortgage Trust, Inc. REIT	9,469	26,134
PennyMac Mortgage Investment Trust REIT	2,350	32,501
Ready Capital Corp. REIT	850	10,132
Redwood Trust, Inc. REIT	1,927	14,857
Two Harbors Investment Corp. REIT	8,536	42,509
		236,629
MULTI-UTILITIES — 1.2%
Ameren Corp.	1,634	147,648
Avista Corp.	676	29,413
Black Hills Corp.	527	38,350
CenterPoint Energy, Inc.	4,000	118,320
CMS Energy Corp.	1,851	124,942
Consolidated Edison, Inc.	3,253	309,360
Dominion Energy, Inc.	5,958	475,508
DTE Energy Co.	1,815	230,051
NiSource, Inc.	2,894	85,344
NorthWestern Corp.	632	37,244
Public Service Enterprise Group, Inc.	3,709	234,706
Sempra Energy	2,034	305,649
Unitil Corp.	225	13,212
WEC Energy Group, Inc.	2,017	202,991
		2,352,738
MULTILINE RETAIL — 0.7%
Big Lots, Inc. (b)	963	20,194
Dollar General Corp.	1,185	290,846
Dollar Tree, Inc. (a)	1,205	187,799
Kohl's Corp.	3,450	123,131
Macy's, Inc.	7,435	136,209
Nordstrom, Inc.	2,955	62,439
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	528	31,020
Target Corp.	3,433	484,843
		1,336,481
OIL, GAS & CONSUMABLE FUELS — 6.7%
Antero Midstream Corp.	8,057	72,916
APA Corp.	2,322	81,038
Callon Petroleum Co. (a)	712	27,910
Chevron Corp.	14,614	2,115,815
Civitas Resources, Inc.	323	16,890
CNX Resources Corp. (a)	2,596	42,730
ConocoPhillips	6,988	627,592
CONSOL Energy, Inc. (a)	396	19,554
Coterra Energy, Inc.	3,121	80,491
Devon Energy Corp.	2,424	133,587

See accompanying notes to financial statements.
161

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Diamondback Energy, Inc.	1,089	$ 131,932
Dorian LPG, Ltd.	789	11,993
DTE Midstream LLC	702	34,412
EOG Resources, Inc.	3,129	345,567
EQT Corp.	2,789	95,942
Equitrans Midstream Corp.	10,086	64,147
Exxon Mobil Corp.	45,089	3,861,422
Green Plains, Inc. (a)	506	13,748
Hess Corp.	895	94,816
HF Sinclair Corp.	3,712	167,634
Kinder Morgan, Inc.	49,223	824,977
Laredo Petroleum, Inc. (a)	372	25,646
Marathon Oil Corp.	5,257	118,177
Marathon Petroleum Corp.	13,562	1,114,932
Matador Resources Co.	696	32,427
Murphy Oil Corp.	1,868	56,395
Occidental Petroleum Corp.	5,645	332,378
ONEOK, Inc.	3,272	181,596
Par Pacific Holdings, Inc. (a)	1,314	20,485
PBF Energy, Inc. Class A (a)	2,640	76,613
PDC Energy, Inc.	712	43,866
Phillips 66	12,061	988,881
Pioneer Natural Resources Co.	866	193,187
Range Resources Corp. (a)	1,118	27,671
Ranger Oil Corp. Class A (a)	553	18,177
REX American Resources Corp. (a)	8	678
SM Energy Co.	777	26,566
Southwestern Energy Co. (a)	5,974	37,337
Talos Energy, Inc. (a)	981	15,176
Targa Resources Corp.	1,167	69,635
Valero Energy Corp.	10,229	1,087,138
Williams Cos., Inc.	8,947	279,236
World Fuel Services Corp.	1,754	35,887
		13,647,197
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	376	12,645
Glatfelter Corp.	1,142	7,857
Louisiana-Pacific Corp.	1,141	59,799
Mercer International, Inc.	1,319	17,345
Neenah, Inc.	179	6,111
Sylvamo Corp.	869	28,399
		132,156
PERSONAL PRODUCTS — 0.2%
BellRing Brands, Inc. (a)	469	11,673
Coty, Inc. Class A (a)	9,151	73,299
Edgewell Personal Care Co.	617	21,299
Estee Lauder Cos., Inc. Class A	757	192,785
Inter Parfums, Inc.	180	13,151
Medifast, Inc.	82	14,802
Nu Skin Enterprises, Inc. Class A	492	21,304
USANA Health Sciences, Inc. (a)	180	13,025
		361,338
Security Description	Shares	Value
PHARMACEUTICALS — 3.6%
Amphastar Pharmaceuticals, Inc. (a)	382	$ 13,290
Bristol-Myers Squibb Co.	11,019	848,463
Catalent, Inc. (a)	527	56,542
Collegium Pharmaceutical, Inc. (a)	378	6,698
Corcept Therapeutics, Inc. (a)	798	18,977
Eli Lilly & Co.	1,596	517,471
Innoviva, Inc. (a)	810	11,956
Jazz Pharmaceuticals PLC (a)	336	52,419
Johnson & Johnson	11,782	2,091,423
Merck & Co., Inc.	13,702	1,249,211
Nektar Therapeutics (a) (b)	623	2,367
Organon & Co.	3,242	109,418
Pacira BioSciences, Inc. (a)	178	10,377
Perrigo Co. PLC	1,847	74,933
Pfizer, Inc.	36,071	1,891,203
Phibro Animal Health Corp. Class A	526	10,062
Prestige Consumer Healthcare, Inc. (a)	533	31,340
Supernus Pharmaceuticals, Inc. (a)	370	10,700
Viatris, Inc.	30,017	314,278
Zoetis, Inc.	481	82,679
		7,403,807
PROFESSIONAL SERVICES — 0.4%
ASGN, Inc. (a)	381	34,385
CACI International, Inc. Class A (a)	213	60,019
Equifax, Inc.	235	42,953
Exponent, Inc.	32	2,927
Forrester Research, Inc. (a)	8	383
FTI Consulting, Inc. (a)	191	34,542
Heidrick & Struggles International, Inc.	185	5,987
Insperity, Inc.	307	30,648
Jacobs Engineering Group, Inc.	679	86,321
KBR, Inc.	833	40,309
Kelly Services, Inc. Class A	980	19,433
Korn Ferry	360	20,887
Leidos Holdings, Inc.	1,027	103,429
ManpowerGroup, Inc.	1,344	102,695
ManTech International Corp. Class A	352	33,598
Nielsen Holdings PLC	2,955	68,615
Resources Connection, Inc.	378	7,700
Robert Half International, Inc.	502	37,595
Science Applications International Corp.	526	48,971
TrueBlue, Inc. (a)	454	8,127
Verisk Analytics, Inc.	217	37,561
		827,085
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Anywhere Real Estate, Inc. (a)	2,900	28,507
CBRE Group, Inc. Class A (a)	2,133	157,010
Douglas Elliman, Inc.	872	4,177
Jones Lang LaSalle, Inc. (a)	469	82,009

See accompanying notes to financial statements.
162

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Marcus & Millichap, Inc.	365	$ 13,501
RE/MAX Holdings, Inc. Class A	360	8,827
St. Joe Co.	192	7,596
		301,627
ROAD & RAIL — 0.7%
ArcBest Corp.	385	27,092
Avis Budget Group, Inc. (a)	385	56,626
CSX Corp.	8,595	249,771
Heartland Express, Inc.	1,403	19,516
JB Hunt Transport Services, Inc.	426	67,082
Knight-Swift Transportation Holdings, Inc.	1,948	90,173
Landstar System, Inc.	235	34,174
Marten Transport, Ltd.	975	16,399
Norfolk Southern Corp.	1,064	241,837
Old Dominion Freight Line, Inc.	216	55,356
Ryder System, Inc.	1,290	91,667
Saia, Inc. (a)	126	23,688
Union Pacific Corp.	2,063	439,997
Werner Enterprises, Inc.	803	30,948
XPO Logistics, Inc. (a)	1,274	61,356
		1,505,682
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Advanced Micro Devices, Inc. (a)	1,788	136,728
Amkor Technology, Inc.	2,939	49,816
Analog Devices, Inc.	1,287	188,018
Applied Materials, Inc.	2,466	224,357
Axcelis Technologies, Inc. (a)	212	11,626
Broadcom, Inc.	1,340	650,985
CEVA, Inc. (a)	181	6,074
Cirrus Logic, Inc. (a)	360	26,114
CMC Materials, Inc.	69	12,040
Cohu, Inc. (a)	135	3,746
Diodes, Inc. (a)	192	12,397
Enphase Energy, Inc. (a)	142	27,724
First Solar, Inc. (a)	684	46,601
FormFactor, Inc. (a)	357	13,827
Ichor Holdings, Ltd. (a)	146	3,793
Intel Corp.	52,855	1,977,306
KLA Corp.	371	118,379
Kulicke & Soffa Industries, Inc. (b)	186	7,963
Lam Research Corp.	454	193,472
Lattice Semiconductor Corp. (a)	206	9,991
MaxLinear, Inc. (a)	369	12,539
Microchip Technology, Inc.	1,289	74,865
Micron Technology, Inc.	8,240	455,507
MKS Instruments, Inc.	281	28,839
Monolithic Power Systems, Inc.	43	16,514
NVIDIA Corp.	1,877	284,534
NXP Semiconductors NV	856	126,714
Onto Innovation, Inc. (a)	174	12,135
Photronics, Inc. (a)	990	19,285
Power Integrations, Inc.	108	8,101
Qorvo, Inc. (a)	676	63,760
Security Description	Shares	Value
QUALCOMM, Inc.	4,366	$ 557,713
Rambus, Inc. (a)	368	7,908
Semtech Corp. (a)	188	10,334
Silicon Laboratories, Inc. (a)	247	34,634
Skyworks Solutions, Inc.	827	76,613
SMART Global Holdings, Inc. (a) (b)	740	12,114
SolarEdge Technologies, Inc. (a)	70	19,158
SunPower Corp. (a) (b)	675	10,672
Synaptics, Inc. (a)	139	16,409
Teradyne, Inc.	375	33,581
Texas Instruments, Inc.	3,570	548,531
Ultra Clean Holdings, Inc. (a)	192	5,716
Universal Display Corp.	6	607
Veeco Instruments, Inc. (a)	193	3,744
Wolfspeed, Inc. (a)	175	11,104
		6,172,588
SOFTWARE — 2.7%
ACI Worldwide, Inc. (a)	617	15,974
Adobe, Inc. (a)	966	353,614
Agilysys, Inc. (a)	27	1,276
Alarm.com Holdings, Inc. (a)	141	8,722
ANSYS, Inc. (a)	214	51,208
Aspen Technology, Inc. (a)	67	12,307
Autodesk, Inc. (a)	340	58,466
Blackbaud, Inc. (a)	179	10,394
Cadence Design Systems, Inc. (a)	552	82,817
CDK Global, Inc.	740	40,530
Cerence, Inc. (a)	329	8,301
Ceridian HCM Holding, Inc. (a)	191	8,992
Citrix Systems, Inc. (a)	490	47,613
CommVault Systems, Inc. (a)	182	11,448
Consensus Cloud Solutions, Inc. (a)	54	2,359
Ebix, Inc.	336	5,678
Envestnet, Inc. (a)	184	9,710
Fair Isaac Corp. (a)	78	31,270
Fortinet, Inc. (a)	740	41,869
InterDigital, Inc.	190	11,552
Intuit, Inc.	224	86,339
LivePerson, Inc. (a)	179	2,531
LiveRamp Holdings, Inc. (a)	369	9,524
Manhattan Associates, Inc. (a)	125	14,325
Microsoft Corp.	10,985	2,821,277
NCR Corp. (a)	1,184	36,834
NortonLifeLock, Inc.	2,978	65,397
OneSpan, Inc. (a)	174	2,071
Oracle Corp.	11,784	823,348
Paycom Software, Inc. (a)	70	19,608
Paylocity Holding Corp. (a)	54	9,419
Progress Software Corp.	178	8,063
PTC, Inc. (a)	314	33,391
Qualys, Inc. (a)	112	14,128
Roper Technologies, Inc.	246	97,084
SailPoint Technologies Holding, Inc. (a)	191	11,972

See accompanying notes to financial statements.
163

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SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Salesforce, Inc. (a)	2,408	$ 397,416
ServiceNow, Inc. (a)	234	111,272
SPS Commerce, Inc. (a)	117	13,227
Synopsys, Inc. (a)	313	95,058
Teradata Corp. (a)	531	19,652
Tyler Technologies, Inc. (a)	83	27,596
Vonage Holdings Corp. (a)	990	18,652
Xperi Holding Corp.	830	11,977
		5,564,261
SPECIALTY RETAIL — 2.4%
Aaron's Co., Inc.	957	13,924
Abercrombie & Fitch Co. Class A (a)	1,412	23,891
Academy Sports & Outdoors, Inc.	2,189	77,797
Advance Auto Parts, Inc.	384	66,467
American Eagle Outfitters, Inc. (b)	3,816	42,663
America's Car-Mart, Inc. (a)	150	15,090
Asbury Automotive Group, Inc. (a)	568	96,185
AutoNation, Inc. (a)	894	99,913
AutoZone, Inc. (a)	72	154,737
Bath & Body Works, Inc.	1,897	51,067
Bed Bath & Beyond, Inc. (a) (b)	2,386	11,858
Best Buy Co., Inc.	5,071	330,578
Boot Barn Holdings, Inc. (a)	138	9,510
Buckle, Inc.	489	13,540
Caleres, Inc.	1,011	26,529
CarMax, Inc. (a)	1,488	134,634
Cato Corp. Class A	526	6,107
Chico's FAS, Inc. (a)	3,731	18,543
Children's Place, Inc. (a)	193	7,512
Conn's, Inc. (a)	799	6,408
Designer Brands, Inc. Class A	2,087	27,256
Dick's Sporting Goods, Inc. (b)	1,573	118,557
Five Below, Inc. (a)	179	20,304
Foot Locker, Inc.	2,179	55,020
GameStop Corp. Class A (a) (b)	150	18,345
Gap, Inc.	5,608	46,210
Genesco, Inc. (a)	385	19,215
Group 1 Automotive, Inc.	412	69,958
Guess?, Inc.	1,142	19,471
Haverty Furniture Cos., Inc.	188	4,358
Hibbett, Inc.	201	8,786
Home Depot, Inc.	4,617	1,266,305
Lithia Motors, Inc.	373	102,504
LL Flooring Holdings, Inc. (a)	298	2,792
Lowe's Cos., Inc.	3,453	603,135
MarineMax, Inc. (a)	360	13,003
Monro, Inc.	182	7,804
Murphy USA, Inc.	562	130,873
ODP Corp. (a)	1,139	34,443
O'Reilly Automotive, Inc. (a)	252	159,204
Rent-A-Center, Inc.	1,499	29,156
RH (a)	102	21,651
Ross Stores, Inc.	1,578	110,823
Sally Beauty Holdings, Inc. (a)	2,736	32,613
Shoe Carnival, Inc.	280	6,051
Security Description	Shares	Value
Signet Jewelers, Ltd.	1,295	$ 69,231
Sleep Number Corp. (a) (b)	553	17,115
Sonic Automotive, Inc. Class A	599	21,941
TJX Cos., Inc.	5,288	295,335
Tractor Supply Co.	385	74,632
Ulta Beauty, Inc. (a)	233	89,817
Urban Outfitters, Inc. (a)	1,621	30,248
Victoria's Secret & Co. (a)	702	19,635
Williams-Sonoma, Inc.	537	59,580
Zumiez, Inc. (a)	312	8,112
		4,820,436
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.4%
3D Systems Corp. (a)	201	1,950
Apple, Inc.	26,386	3,607,494
Corsair Gaming, Inc. (a)	560	7,353
Diebold Nixdorf, Inc. (a) (b)	1,138	2,583
Hewlett Packard Enterprise Co.	32,097	425,606
HP, Inc.	13,859	454,298
NetApp, Inc.	1,141	74,439
Seagate Technology Holdings PLC	1,921	137,236
Western Digital Corp. (a)	4,002	179,410
Xerox Holdings Corp.	3,052	45,322
		4,935,691
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Capri Holdings, Ltd. (a)	1,135	46,546
Carter's, Inc.	356	25,091
Columbia Sportswear Co.	440	31,495
Crocs, Inc. (a)	375	18,251
Deckers Outdoor Corp. (a)	107	27,323
Fossil Group, Inc. (a)	1,320	6,824
G-III Apparel Group, Ltd. (a)	1,326	26,825
Hanesbrands, Inc.	4,469	45,986
Kontoor Brands, Inc.	465	15,517
Movado Group, Inc.	185	5,722
NIKE, Inc. Class B	2,589	264,596
Oxford Industries, Inc.	180	15,973
PVH Corp.	1,736	98,778
Ralph Lauren Corp.	533	47,784
Skechers U.S.A., Inc. Class A (a)	1,439	51,200
Steven Madden, Ltd.	374	12,047
Tapestry, Inc.	1,938	59,148
Under Armour, Inc. Class A (a)	683	5,689
Under Armour, Inc. Class C (a)	979	7,421
Unifi, Inc. (a)	185	2,601
VF Corp.	2,366	104,506
Wolverine World Wide, Inc.	536	10,806
		930,129
THRIFTS & MORTGAGE FINANCE — 0.2%
Axos Financial, Inc. (a)	533	19,108
Capitol Federal Financial, Inc.	1,178	10,814
Essent Group, Ltd.	1,425	55,432
Flagstar Bancorp, Inc.	527	18,682
MGIC Investment Corp.	7,955	100,233

See accompanying notes to financial statements.
164

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Mr Cooper Group, Inc. (a)	2,083	$ 76,529
New York Community Bancorp, Inc. (b)	11,540	105,360
NMI Holdings, Inc. Class A (a)	680	11,322
Northfield Bancorp, Inc.	617	8,040
Northwest Bancshares, Inc.	1,141	14,605
Provident Financial Services, Inc.	991	22,060
TrustCo Bank Corp.	381	11,750
Walker & Dunlop, Inc.	186	17,919
WSFS Financial Corp.	531	21,288
		493,142
TOBACCO — 0.9%
Altria Group, Inc.	13,410	560,136
Philip Morris International, Inc.	11,525	1,137,978
Universal Corp.	677	40,958
Vector Group, Ltd.	3,247	34,094
		1,773,166
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	232	22,311
Boise Cascade Co.	992	59,014
DXP Enterprises, Inc. (a)	363	11,119
Fastenal Co.	1,403	70,038
GATX Corp.	252	23,728
GMS, Inc. (a)	519	23,096
MSC Industrial Direct Co., Inc. Class A	534	40,109
NOW, Inc. (a)	1,732	16,939
United Rentals, Inc. (a)	462	112,224
Univar Solutions, Inc. (a)	1,804	44,865
Veritiv Corp. (a)	361	39,187
W.W. Grainger, Inc.	223	101,338
Watsco, Inc.	183	43,704
		607,672
WATER UTILITIES — 0.1%
American States Water Co.	178	14,509
American Water Works Co., Inc.	684	101,759
California Water Service Group	182	10,110
Essential Utilities, Inc.	1,003	45,987
		172,365
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Shenandoah Telecommunications Co.	1,247	27,683
Security Description	Shares	Value
Telephone & Data Systems, Inc.	2,764	$ 43,644
T-Mobile US, Inc. (a)	7,620	1,025,195
		1,096,522
TOTAL COMMON STOCKS (Cost $229,408,532)		203,208,837
WARRANTS — 0.0% (d)
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Nabors Industries, Ltd. (expiring 06/11/26) (a) (b)	62	1,983
TOTAL WARRANTS (Cost $0)		1,983
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (e) (f)	127,381	127,368
State Street Navigator Securities Lending Portfolio II (g)	762,292	762,292
TOTAL SHORT-TERM INVESTMENTS (Cost $889,663)		889,660
TOTAL INVESTMENTS — 100.3% (Cost $230,298,195)		204,100,480
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(567,348)
NET ASSETS — 100.0%		$ 203,533,132
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2022.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
165

SPDR SERIES TRUST
SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$203,208,837	$—	$—	$203,208,837
Warrants	1,983	—	—	1,983
Short-Term Investments	889,660	—	—	889,660
TOTAL INVESTMENTS	$204,100,480	$—	$—	$204,100,480

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Corp.	4,428	$364,336	$ 247,779	$ 283,045	$(20,321)	$(99,755)	3,390	$ 208,994	$10,618
State Street Institutional Liquid Reserves Fund, Premier Class	323,676	323,773	9,102,764	9,299,118	(48)	(3)	127,381	127,368	643
State Street Navigator Securities Lending Portfolio II	267,714	267,714	6,188,411	5,693,833	—	—	762,292	762,292	1,913
Total		$955,823	$15,538,954	$15,275,996	$(20,369)	$(99,758)		$1,098,654	$13,174
See accompanying notes to financial statements.
166

SPDR SERIES TRUST
SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUTOMOBILES — 2.6%
Tesla, Inc. (a)	10,299	$ 6,935,553
CONSTRUCTION & ENGINEERING — 5.7%
Arcosa, Inc.	139,372	6,471,042
ReneSola, Ltd. ADR (a)	878,842	4,174,500
Valmont Industries, Inc.	20,037	4,500,911
		15,146,453
DIVERSIFIED CONSUMER SERVICES — 2.3%
ADT, Inc.	1,013,788	6,234,796
ELECTRIC UTILITIES — 16.1%
ALLETE, Inc.	121,676	7,152,115
Avangrid, Inc. (b)	161,038	7,427,073
Centrais Eletricas Brasileiras SA ADR (b)	863,859	7,662,429
Cia Paranaense de Energia ADR	951,391	6,050,844
Constellation Energy Corp.	115,363	6,605,685
Enel Chile SA ADR (b)	553,997	614,937
NextEra Energy, Inc.	95,197	7,373,960
		42,887,043
ELECTRICAL EQUIPMENT — 21.8%
American Superconductor Corp. (a)	247,903	1,284,138
Array Technologies, Inc. (a)	556,799	6,130,357
Ballard Power Systems, Inc. (a) (b)	1,002,879	6,318,138
Bloom Energy Corp. Class A (a) (b)	399,999	6,599,983
FuelCell Energy, Inc. (a) (b)	1,835,767	6,884,126
Generac Holdings, Inc. (a)	25,744	5,421,171
Plug Power, Inc. (a) (b)	402,998	6,677,677
Shoals Technologies Group, Inc. Class A (a) (b)	401,329	6,613,902
Sunrun, Inc. (a)	270,417	6,316,941
TPI Composites, Inc. (a)	487,086	6,088,575
		58,335,008
GAS UTILITIES — 2.7%
New Jersey Resources Corp.	160,895	7,164,654
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 13.1%
AES Corp.	336,263	7,064,886
Altus Power, Inc. (a)	344,528	2,173,972
Atlantica Sustainable Infrastructure PLC	217,461	7,015,292
Azure Power Global, Ltd. (a) (b)	159,925	1,823,145
Montauk Renewables, Inc. (a)	154,369	1,551,408
Ormat Technologies, Inc.	90,099	7,059,257
Sunnova Energy International, Inc. (a) (b)	332,966	6,136,563
TransAlta Corp.	185,040	2,109,456
		34,933,979
INDUSTRIAL CONGLOMERATES — 2.3%
General Electric Co.	96,832	6,165,293
Security Description	Shares	Value
MACHINERY — 3.2%
Cummins, Inc.	34,950	$ 6,763,874
Hyster-Yale Materials Handling, Inc.	51,296	1,652,757
		8,416,631
MULTI-UTILITIES — 5.3%
Algonquin Power & Utilities Corp. (b)	511,068	6,863,643
Consolidated Edison, Inc.	76,995	7,322,225
		14,185,868
OIL, GAS & CONSUMABLE FUELS — 2.5%
Enbridge, Inc.	158,364	6,692,463
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 22.0%
Applied Materials, Inc.	45,885	4,174,617
Canadian Solar, Inc. (a) (b)	215,387	6,707,151
Daqo New Energy Corp. ADR (a)	117,414	8,381,011
Enphase Energy, Inc. (a)	36,492	7,124,698
First Solar, Inc. (a)	104,226	7,100,917
JinkoSolar Holding Co., Ltd. ADR (a) (b)	113,915	7,880,640
Maxeon Solar Technologies, Ltd. (a) (b)	318,900	4,238,181
SolarEdge Technologies, Inc. (a)	25,035	6,851,579
SunPower Corp. (a) (b)	392,445	6,204,556
		58,663,350
TOTAL COMMON STOCKS (Cost $334,996,267)		265,761,091
SHORT-TERM INVESTMENTS — 8.5%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (c) (d)	219,444	219,422
State Street Navigator Securities Lending Portfolio II (e) (f)	22,471,653	22,471,653
TOTAL SHORT-TERM INVESTMENTS (Cost $22,691,082)		22,691,075
TOTAL INVESTMENTS — 108.1% (Cost $357,687,349)		288,452,166
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.1)%		(21,506,378)
NET ASSETS — 100.0%		$ 266,945,788
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.

See accompanying notes to financial statements.
167

SPDR SERIES TRUST
SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$265,761,091	$—	$—	$265,761,091
Short-Term Investments	22,691,075	—	—	22,691,075
TOTAL INVESTMENTS	$288,452,166	$—	$—	$288,452,166

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	334,128	$ 334,229	$ 8,498,178	$ 8,612,907	$(70)	$ (8)	219,444	$ 219,422	$ 434
State Street Navigator Securities Lending Portfolio II	33,447,164	33,447,164	244,276,450	255,251,961	—	—	22,471,653	22,471,653	334,066
Total		$33,781,393	$252,774,628	$263,864,868	$(70)	$ (8)		$22,691,075	$334,500
See accompanying notes to financial statements.
168

SPDR SERIES TRUST
SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 56.9%
Aerojet Rocketdyne Holdings, Inc. (a)	15,957	$ 647,854
Astra Space, Inc. (a)	282,593	367,371
Boeing Co. (a)	4,817	658,580
BWX Technologies, Inc.	8,946	492,835
Elbit Systems, Ltd.	1,483	340,111
General Dynamics Corp.	1,996	441,615
HEICO Corp.	4,585	601,185
Hexcel Corp.	11,532	603,239
Huntington Ingalls Industries, Inc.	2,155	469,402
L3Harris Technologies, Inc.	2,751	664,917
Lockheed Martin Corp.	1,517	652,249
Maxar Technologies, Inc.	22,784	594,435
Moog, Inc. Class A	6,452	512,224
Northrop Grumman Corp.	1,424	681,484
Raytheon Technologies Corp.	6,778	651,434
Rocket Lab USA, Inc. (a)	138,675	525,578
TransDigm Group, Inc. (a)	749	401,966
Virgin Galactic Holdings, Inc. (a)	90,888	547,146
		9,853,625
COMMUNICATIONS EQUIPMENT — 2.2%
Viasat, Inc. (a)	12,398	379,751
CONTAINERS & PACKAGING — 2.5%
Ball Corp.	6,354	436,965
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.0%
Iridium Communications, Inc. (a)	18,252	685,545
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 10.5%
Amphenol Corp. Class A	6,551	421,753
II-VI, Inc. (a) (b)	7,305	372,190
Teledyne Technologies, Inc. (a)	1,672	627,184
TTM Technologies, Inc. (a)	31,566	394,575
		1,815,702
ENERGY EQUIPMENT & SERVICES — 2.1%
TechnipFMC PLC (a)	55,373	372,660
INDUSTRIAL CONGLOMERATES — 3.5%
Honeywell International, Inc.	3,458	601,035
MACHINERY — 5.7%
ESCO Technologies, Inc.	5,859	400,580
Security Description	Shares	Value
Fortive Corp.	7,334	$ 398,823
Standex International Corp.	2,165	183,548
		982,951
PROFESSIONAL SERVICES — 10.1%
Jacobs Engineering Group, Inc.	3,463	440,251
KBR, Inc.	9,132	441,898
Leidos Holdings, Inc.	4,444	447,555
Planet Labs PBC (a)	97,057	420,257
		1,749,961
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Analog Devices, Inc.	2,799	408,906
TOTAL COMMON STOCKS (Cost $19,513,241)		17,287,101
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (c) (d)	22,244	22,242
State Street Navigator Securities Lending Portfolio II (e) (f)	148,294	148,294
TOTAL SHORT-TERM INVESTMENTS (Cost $170,536)		170,536
TOTAL INVESTMENTS — 100.9% (Cost $19,683,777)		17,457,637
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(148,958)
NET ASSETS — 100.0%		$ 17,308,679
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$17,287,101	$—	$—	$17,287,101
Short-Term Investments	170,536	—	—	170,536
See accompanying notes to financial statements.
169

SPDR SERIES TRUST
SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS	$17,457,637	$—	$—	$17,457,637

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	33,769	$ 33,780	$ 238,096	$ 249,625	$ (9)	$—	22,244	$ 22,242	$ 58
State Street Navigator Securities Lending Portfolio II	521,979	521,979	4,915,530	5,289,215	—	—	148,294	148,294	3,112
Total		$555,759	$5,153,626	$5,538,840	$ (9)	$—		$170,536	$3,170
See accompanying notes to financial statements.
170

SPDR SERIES TRUST
SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 32.2%
Aerojet Rocketdyne Holdings, Inc. (a)	10,923	$ 443,474
AeroVironment, Inc. (a)	4,962	407,876
Boeing Co. (a)	3,298	450,903
Elbit Systems, Ltd.	2,213	507,529
Embraer SA ADR (a)	34,138	299,732
General Dynamics Corp.	1,571	347,584
HEICO Corp.	3,137	411,323
Hexcel Corp.	7,957	416,231
Huntington Ingalls Industries, Inc.	1,697	369,640
Kaman Corp.	9,544	298,250
Kratos Defense & Security Solutions, Inc. (a)	30,734	426,588
L3Harris Technologies, Inc.	1,883	455,121
Lockheed Martin Corp.	1,046	449,738
Maxar Technologies, Inc.	15,719	410,109
Mercury Systems, Inc. (a)	5,842	375,816
Moog, Inc. Class A	5,463	433,708
Northrop Grumman Corp.	974	466,127
Parsons Corp. (a)	11,334	458,120
RADA Electronic Industries, Ltd. (a) (b)	36,834	340,346
Raytheon Technologies Corp.	4,640	445,950
Rocket Lab USA, Inc. (a)	95,678	362,620
Textron, Inc.	6,839	417,658
Vectrus, Inc. (a)	6,111	204,474
		9,198,917
COMMUNICATIONS EQUIPMENT — 10.0%
Cisco Systems, Inc.	10,250	437,060
F5, Inc. (a)	2,772	424,227
Gilat Satellite Networks, Ltd. (a) (b)	26,266	158,647
Juniper Networks, Inc.	15,220	433,770
NetScout Systems, Inc. (a)	13,119	444,078
Ondas Holdings, Inc. (a) (b)	32,774	176,652
Radware, Ltd. (a)	18,953	410,711
Viasat, Inc. (a)	12,457	381,558
		2,866,703
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
Iridium Communications, Inc. (a)	12,497	469,387
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.8%
908 Devices, Inc. (a)	22,939	472,314
Amphenol Corp. Class A	5,157	332,007
Mirion Technologies, Inc. (a)	45,447	261,775
OSI Systems, Inc. (a)	5,338	456,079
Teledyne Technologies, Inc. (a)	1,154	432,877
		1,955,052
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Varex Imaging Corp. (a)	20,749	443,821
INTERACTIVE MEDIA & SERVICES — 1.5%
Ziff Davis, Inc. (a)	5,924	441,516
Security Description	Shares	Value
IT SERVICES — 4.1%
Akamai Technologies, Inc. (a)	4,606	$ 420,666
Cloudflare, Inc. Class A (a)	8,427	368,681
Edgio, Inc. (a)	167,521	386,974
		1,176,321
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Bruker Corp.	7,158	449,236
MACHINERY — 1.4%
Fortive Corp.	5,775	314,045
Sarcos Technology & Robotics Corp. (a)	26,593	70,737
		384,782
PROFESSIONAL SERVICES — 8.6%
ASGN, Inc. (a)	4,810	434,102
Jacobs Engineering Group, Inc.	3,451	438,726
KBR, Inc.	7,189	347,876
Leidos Holdings, Inc.	4,430	446,145
ManTech International Corp. Class A	4,842	462,169
Planet Labs PBC (a)	78,650	340,555
		2,469,573
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.4%
Broadcom, Inc.	815	395,935
SOFTWARE — 29.1%
A10 Networks, Inc.	29,443	423,390
BlackBerry, Ltd. (a)	75,698	408,012
Check Point Software Technologies, Ltd. (a)	3,597	438,043
Crowdstrike Holdings, Inc. Class A (a)	2,575	434,042
CyberArk Software, Ltd. (a)	3,214	411,263
Datadog, Inc. Class A (a)	4,322	411,627
Fortinet, Inc. (a)	7,721	436,854
Mandiant, Inc. (a)	21,133	461,122
N-Able, Inc. (a)	41,806	376,254
OneSpan, Inc. (a)	25,412	302,403
Palo Alto Networks, Inc. (a)	878	433,679
Qualys, Inc. (a)	3,481	439,093
Rapid7, Inc. (a)	6,497	434,000
SentinelOne, Inc. Class A (a)	17,921	418,097
Telos Corp. (a)	47,790	386,143
Tenable Holdings, Inc. (a)	8,961	406,919
Tufin Software Technologies, Ltd. (a)	37,046	465,298
Varonis Systems, Inc. (a)	13,465	394,794
VMware, Inc. Class A	3,572	407,137
Zscaler, Inc. (a)	2,780	415,638
		8,303,808
TOTAL COMMON STOCKS (Cost $31,125,931)		28,555,051

See accompanying notes to financial statements.
171

SPDR SERIES TRUST
SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (c) (d)	29,481	$ 29,478
State Street Navigator Securities Lending Portfolio II (e) (f)	304,673	304,673
TOTAL SHORT-TERM INVESTMENTS (Cost $334,151)		334,151
TOTAL INVESTMENTS — 101.1% (Cost $31,460,082)		28,889,202
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(309,698)
NET ASSETS — 100.0%		$ 28,579,504

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$28,555,051	$—	$—	$28,555,051
Short-Term Investments	334,151	—	—	334,151
TOTAL INVESTMENTS	$28,889,202	$—	$—	$28,889,202

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	34,728	$ 34,738	$1,659,219	$1,664,473	$ (6)	$—	29,481	$ 29,478	$ 84
State Street Navigator Securities Lending Portfolio II	236,289	236,289	7,669,854	7,601,470	—	—	304,673	304,673	4,156
Total		$271,027	$9,329,073	$9,265,943	$ (6)	$—		$334,151	$4,240
See accompanying notes to financial statements.
172

SPDR SERIES TRUST
SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.5%
Parsons Corp. (a)	19,552	$ 790,292
AUTO COMPONENTS — 3.2%
Lear Corp.	5,547	698,312
XL Fleet Corp. (a)	244,546	281,228
		979,540
BUILDING PRODUCTS — 6.6%
Carrier Global Corp.	20,160	718,906
Johnson Controls International PLC	14,478	693,207
Resideo Technologies, Inc. (a)	33,522	650,997
		2,063,110
COMMERCIAL SERVICES & SUPPLIES — 1.6%
Tetra Tech, Inc.	3,709	506,464
CONSTRUCTION & ENGINEERING — 1.5%
NV5 Global, Inc. (a)	3,962	462,524
DIVERSIFIED CONSUMER SERVICES — 2.7%
ADT, Inc.	107,756	662,699
Vivint Smart Home, Inc. (a) (b)	53,708	186,904
		849,603
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
BCE, Inc.	9,097	447,390
ELECTRIC UTILITIES — 0.5%
Korea Electric Power Corp. ADR (a) (b)	15,676	137,635
ELECTRICAL EQUIPMENT — 20.1%
ABB, Ltd. ADR (b)	16,087	430,006
Acuity Brands, Inc.	4,430	682,397
AMETEK, Inc.	4,049	444,945
Beam Global (a)	27,660	429,283
Blink Charging Co. (a) (b)	45,356	749,735
Bloom Energy Corp. Class A (a) (b)	42,514	701,481
ChargePoint Holdings, Inc. (a) (b)	51,271	701,900
Generac Holdings, Inc. (a)	1,698	357,565
Hubbell, Inc.	2,471	441,271
Shoals Technologies Group, Inc. Class A (a) (b)	42,652	702,905
Stem, Inc. (a) (b)	86,509	619,404
		6,260,892
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 10.4%
Badger Meter, Inc.	9,832	795,311
Itron, Inc. (a)	15,531	767,697
MicroVision, Inc. (a) (b)	128,064	491,766
SmartRent, Inc. (a)	107,827	487,378
TE Connectivity, Ltd.	3,769	426,462
Velodyne Lidar, Inc. (a)	295,224	281,998
		3,250,612
HOUSEHOLD DURABLES — 0.8%
Snap One Holdings Corp. (a) (b)	13,732	125,922
Security Description	Shares	Value
Universal Electronics, Inc. (a)	5,224	$ 133,578
		259,500
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.4%
Atlantica Sustainable Infrastructure PLC	23,113	745,625
INDUSTRIAL CONGLOMERATES — 2.3%
Honeywell International, Inc.	4,083	709,666
INTERACTIVE MEDIA & SERVICES — 1.5%
Baidu, Inc. ADR (a)	3,226	479,803
IT SERVICES — 1.5%
Verra Mobility Corp. (a)	30,026	471,708
MACHINERY — 15.5%
Chart Industries, Inc. (a)	2,645	442,720
Energy Recovery, Inc. (a)	37,837	734,795
Evoqua Water Technologies Corp. (a)	21,799	708,685
Ideanomics, Inc. (a) (b)	583,209	386,434
Mueller Water Products, Inc. Class A	40,083	470,174
Pentair PLC	15,924	728,841
Proterra, Inc. (a)	121,247	562,586
Xos, Inc. (a) (b)	34,915	64,244
Xylem, Inc.	9,384	733,641
		4,832,120
OIL, GAS & CONSUMABLE FUELS — 4.0%
BP PLC ADR	14,449	409,629
Shell PLC ADR	8,045	420,673
Suncor Energy, Inc.	11,604	406,953
		1,237,255
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.2%
ON Semiconductor Corp. (a)	7,726	388,695
Qorvo, Inc. (a)	7,261	684,858
Silicon Laboratories, Inc. (a)	5,401	757,328
STMicroelectronics NV	12,571	395,609
		2,226,490
SOFTWARE — 6.5%
Alarm.com Holdings, Inc. (a)	12,545	776,033
Latch, Inc. (a) (b)	324,292	369,693
Roper Technologies, Inc.	1,180	465,687
Veritone, Inc. (a) (b)	64,958	424,176
		2,035,589
SPECIALTY RETAIL — 3.0%
EVgo, Inc. (a) (b)	83,508	501,883
Volta, Inc. (a) (b)	333,675	433,778
		935,661
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.4%
Logitech International SA	8,303	432,254

See accompanying notes to financial statements.
173

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SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.5%
Core & Main, Inc. Class A (a)	20,474	$ 456,570
WIRELESS TELECOMMUNICATION SERVICES — 1.5%
Rogers Communications, Inc. Class B	9,855	472,055
TOTAL COMMON STOCKS (Cost $43,500,144)		31,042,358
SHORT-TERM INVESTMENTS — 9.6%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (c) (d)	51,975	51,970
State Street Navigator Securities Lending Portfolio II (e) (f)	2,935,798	2,935,798
TOTAL SHORT-TERM INVESTMENTS (Cost $2,987,771)		2,987,768
TOTAL INVESTMENTS — 109.2% (Cost $46,487,915)		34,030,126
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.2)%		(2,872,698)
NET ASSETS — 100.0%		$ 31,157,428

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$31,042,358	$—	$—	$31,042,358
Short-Term Investments	2,987,768	—	—	2,987,768
TOTAL INVESTMENTS	$34,030,126	$—	$—	$34,030,126

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	21,837	$ 21,844	$ 964,231	$ 934,089	$(13)	$ (3)	51,975	$ 51,970	$ 128
State Street Navigator Securities Lending Portfolio II	5,646,547	5,646,547	43,659,553	46,370,302	—	—	2,935,798	2,935,798	225,791
Total		$5,668,391	$44,623,784	$47,304,391	$(13)	$ (3)		$2,987,768	$225,919
See accompanying notes to financial statements.
174

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 12.8%
Aerojet Rocketdyne Holdings, Inc. (a)	112,503	$ 4,567,622
AeroVironment, Inc. (a)	126,468	10,395,670
Astra Space, Inc. (a) (b)	1,564,792	2,034,230
Boeing Co. (a)	97,548	13,336,762
BWX Technologies, Inc.	60,255	3,319,448
Elbit Systems, Ltd. (b)	94,580	21,690,977
Embraer SA ADR (a)	749,036	6,576,536
General Dynamics Corp.	12,839	2,840,629
HEICO Corp.	72,194	9,466,077
Hexcel Corp.	78,613	4,112,246
Huntington Ingalls Industries, Inc.	25,584	5,572,707
Kaman Corp.	150,760	4,711,250
Kratos Defense & Security Solutions, Inc. (a)	755,601	10,487,742
L3Harris Technologies, Inc.	41,175	9,951,997
Lockheed Martin Corp.	39,222	16,863,891
Maxar Technologies, Inc.	142,008	3,704,989
Mercury Systems, Inc. (a)	88,568	5,697,579
Moog, Inc. Class A	58,851	4,672,181
Northrop Grumman Corp.	27,511	13,165,939
Parsons Corp. (a)	208,531	8,428,823
RADA Electronic Industries, Ltd. (a) (b)	1,204,999	11,134,191
Raytheon Technologies Corp.	46,735	4,491,701
Rocket Lab USA, Inc. (a)	694,257	2,631,234
Textron, Inc.	132,998	8,122,188
TransDigm Group, Inc. (a)	5,182	2,781,024
Vectrus, Inc. (a)	75,941	2,540,986
Virgin Galactic Holdings, Inc. (a)	582,148	3,504,531
		196,803,150
AIRLINES — 0.1%
Blade Air Mobility, Inc. (a)	211,652	943,968
AUTO COMPONENTS — 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	139,225	1,048,364
Aptiv PLC (a)	13,015	1,159,246
BorgWarner, Inc.	26,957	899,555
Dana, Inc.	64,441	906,685
Garrett Motion, Inc. (a)	82,837	640,330
Gentherm, Inc. (a)	14,775	922,108
Kandi Technologies Group, Inc. (a) (b)	268,162	643,589
Lear Corp.	30,333	3,818,621
Luminar Technologies, Inc. (a) (b)	127,352	755,197
Modine Manufacturing Co. (a)	86,831	914,331
Visteon Corp. (a)	43,769	4,533,593
XL Fleet Corp. (a)	1,164,053	1,338,661
		17,580,280
Security Description	Shares	Value
AUTOMOBILES — 2.8%
Cenntro Electric Group, Ltd. (a) (b)	485,612	$ 733,274
ElectraMeccanica Vehicles Corp. (a) (b)	541,102	730,488
Faraday Future Intelligent Electric, Inc. (a) (b)	1,186,827	3,085,750
Fisker, Inc. (a) (b)	107,741	923,340
Ford Motor Co.	147,313	1,639,594
General Motors Co. (a)	53,570	1,701,383
Honda Motor Co., Ltd. ADR (b)	39,052	943,106
Li Auto, Inc. ADR (a)	81,372	3,117,361
Lordstown Motors Corp. Class A (a) (b)	481,163	760,237
Lucid Group, Inc. (a) (b)	102,033	1,750,886
NIO, Inc. ADR (a)	141,104	3,064,779
Niu Technologies ADR (a)	154,554	1,329,164
Rivian Automotive, Inc. Class A (a) (b)	66,622	1,714,850
Stellantis NV (b)	208,838	2,581,238
Tata Motors, Ltd. ADR (a) (b)	26,557	687,030
Tesla, Inc. (a)	6,076	4,091,700
Toyota Motor Corp. ADR (b)	16,405	2,529,159
Workhorse Group, Inc. (a) (b)	3,088,970	8,031,322
XPeng, Inc. ADR (a)	92,167	2,925,381
		42,340,042
BANKS — 1.1%
Banco BBVA Argentina SA ADR (a) (b)	514,510	1,229,679
Banco Bradesco SA ADR	389,656	1,270,279
Banco Santander Brasil SA (b)	228,454	1,254,213
Banco Santander SA ADR	486,723	1,362,824
Grupo Financiero Galicia SA ADR (b)	166,858	1,152,989
ICICI Bank, Ltd. ADR	83,529	1,481,805
ING Groep NV ADR (b)	271,808	2,696,335
Intercorp Financial Services, Inc. (b)	56,776	1,328,558
NU Holdings, Ltd. Class A (a) (b)	505,507	1,890,596
Silvergate Capital Corp. Class A (a)	27,053	1,448,147
Toronto-Dominion Bank (b)	18,895	1,239,134
		16,354,559
BIOTECHNOLOGY — 1.7%
Allogene Therapeutics, Inc. (a) (b)	60,427	688,868
Alnylam Pharmaceuticals, Inc. (a)	4,123	601,339
Amicus Therapeutics, Inc. (a)	72,133	774,708
Arcturus Therapeutics Holdings, Inc. (a)	32,596	513,061
Arrowhead Pharmaceuticals, Inc. (a)	16,428	578,430
Atara Biotherapeutics, Inc. (a)	97,169	756,946
Avidity Biosciences, Inc. (a)	43,469	631,605

See accompanying notes to financial statements.
175

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Biogen, Inc. (a)	2,830	$ 577,150
BioMarin Pharmaceutical, Inc. (a)	5,280	437,554
BioNTech SE ADR	3,309	493,372
Bridgebio Pharma, Inc. (a)	52,306	474,938
CareDx, Inc. (a)	25,295	543,337
Cellectis SA ADR (a)	253,725	718,042
CRISPR Therapeutics AG (a) (b)	8,833	536,781
CureVac NV (a) (b)	32,980	448,858
Editas Medicine, Inc. (a) (b)	48,518	573,968
Fate Therapeutics, Inc. (a) (b)	25,029	620,219
Gilead Sciences, Inc.	9,204	568,899
Grifols SA ADR	89,105	1,058,567
Ideaya Biosciences, Inc. (a)	36,923	509,537
Inovio Pharmaceuticals, Inc. (a)	286,305	495,308
Intellia Therapeutics, Inc. (a)	10,478	542,341
Ionis Pharmaceuticals, Inc. (a)	11,080	410,182
Iovance Biotherapeutics, Inc. (a)	32,995	364,265
Krystal Biotech, Inc. (a)	9,623	631,846
Legend Biotech Corp. ADR (a)	12,828	705,540
Ligand Pharmaceuticals, Inc. (a)	5,020	447,884
Merus NV (a) (b)	32,430	734,215
Moderna, Inc. (a)	3,715	530,688
Natera, Inc. (a)	15,794	559,739
Novavax, Inc. (a) (b)	8,781	451,607
Ocugen, Inc. (a)	237,377	538,846
Regeneron Pharmaceuticals, Inc. (a)	673	397,830
REGENXBIO, Inc. (a)	29,448	727,366
Rocket Pharmaceuticals, Inc. (a)	57,180	786,797
Sangamo Therapeutics, Inc. (a)	122,947	509,001
Sarepta Therapeutics, Inc. (a)	8,377	627,940
Seagen, Inc. (a)	2,811	497,378
Twist Bioscience Corp. (a)	14,834	518,597
Ultragenyx Pharmaceutical, Inc. (a)	11,542	688,596
uniQure NV (a)	39,722	740,418
Vericel Corp. (a)	20,880	525,758
Vertex Pharmaceuticals, Inc. (a)	1,594	449,173
Vir Biotechnology, Inc. (a)	23,074	587,695
Xencor, Inc. (a)	24,305	665,228
		26,240,417
BUILDING PRODUCTS — 0.8%
Carrier Global Corp.	74,669	2,662,697
Gibraltar Industries, Inc. (a)	111,870	4,334,962
Johnson Controls International PLC	51,877	2,483,871
Resideo Technologies, Inc. (a)	115,805	2,248,933
		11,730,463
CAPITAL MARKETS — 0.5%
BlackRock, Inc.	2,288	1,393,484
Charles Schwab Corp.	22,885	1,445,874
Security Description	Shares	Value
Coinbase Global, Inc. Class A (a) (b)	49,807	$ 2,341,925
Open Lending Corp. Class A (a)	161,134	1,648,401
Robinhood Markets, Inc. Class A (a)	144,031	1,183,935
		8,013,619
CHEMICALS — 1.6%
American Vanguard Corp.	112,870	2,522,644
Aspen Aerogels, Inc. (a)	40,935	404,438
Bioceres Crop Solutions Corp. (a) (b)	69,522	953,147
Cabot Corp.	29,463	1,879,445
Corteva, Inc.	9,783	529,652
FMC Corp.	37,190	3,979,702
Ginkgo Bioworks Holdings, Inc. (a)	232,619	553,633
ICL Group, Ltd. (a)	221,282	2,009,240
Marrone Bio Innovations, Inc. (a)	925,576	1,073,668
Mosaic Co.	42,769	2,019,980
Nutrien, Ltd.	45,948	3,661,596
Scotts Miracle-Gro Co.	28,532	2,253,743
Sociedad Quimica y Minera de Chile SA ADR	27,353	2,284,796
		24,125,684
COMMERCIAL SERVICES & SUPPLIES — 0.3%
Aurora Innovation, Inc. (a)	336,231	642,201
Deluxe Corp.	91,296	1,978,384
Tetra Tech, Inc.	10,345	1,412,610
		4,033,195
COMMUNICATIONS EQUIPMENT — 1.6%
CalAmp Corp. (a)	166,352	693,688
Cisco Systems, Inc.	79,025	3,369,626
F5, Inc. (a)	15,746	2,409,768
Gilat Satellite Networks, Ltd. (a) (b)	573,867	3,466,156
Juniper Networks, Inc.	86,389	2,462,086
NetScout Systems, Inc. (a)	87,502	2,961,943
Ondas Holdings, Inc. (a) (b)	580,366	3,128,173
Radware, Ltd. (a)	105,661	2,289,674
Viasat, Inc. (a)	150,683	4,615,420
		25,396,534
CONSTRUCTION & ENGINEERING — 1.4%
Arcosa, Inc.	44,978	2,088,328
NV5 Global, Inc. (a)	11,440	1,335,506
ReneSola, Ltd. ADR (a) (b)	2,545,410	12,090,697
Valmont Industries, Inc.	25,560	5,741,543
		21,256,074
CONSUMER FINANCE — 1.1%
Ally Financial, Inc.	55,243	1,851,193
FinVolution Group ADR (b)	335,339	1,592,860
Green Dot Corp. Class A (a)	69,074	1,734,448
LendingClub Corp. (a)	154,910	1,810,898

See accompanying notes to financial statements.
176

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
LexinFintech Holdings, Ltd. ADR (a) (b)	779,103	$ 1,737,400
Lufax Holding, Ltd. ADR	209,556	1,257,336
Moneylion, Inc. (a)	809,032	1,067,922
Oportun Financial Corp. (a)	93,550	773,659
SoFi Technologies, Inc. (a) (b)	379,187	1,998,315
Sunlight Financial Holdings, Inc. (a)	459,859	1,356,584
Upstart Holdings, Inc. (a) (b)	45,616	1,442,378
		16,622,993
CONTAINERS & PACKAGING — 0.2%
AptarGroup, Inc.	6,358	656,209
Ball Corp.	40,813	2,806,710
		3,462,919
DIVERSIFIED CONSUMER SERVICES — 0.4%
ADT, Inc. (b)	757,100	4,656,165
Afya, Ltd. Class A (a) (b)	55,388	551,110
Vivint Smart Home, Inc. (a) (b)	257,714	896,845
		6,104,120
DIVERSIFIED FINANCIAL SERVICES — 0.1%
ORIX Corp. ADR	12,148	1,022,376
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
BCE, Inc.	33,487	1,646,890
IDT Corp. Class B (a)	40,013	1,006,327
Iridium Communications, Inc. (a)	279,657	10,503,917
Ooma, Inc. (a)	21,357	252,867
		13,410,001
ELECTRIC UTILITIES — 3.9%
ALLETE, Inc.	157,002	9,228,578
Avangrid, Inc. (b)	206,852	9,540,014
Centrais Eletricas Brasileiras SA ADR (b)	1,080,308	9,582,332
Cia Paranaense de Energia ADR	1,368,348	8,702,689
Constellation Energy Corp.	167,676	9,601,128
Enel Chile SA ADR (b)	1,489,306	1,653,130
Korea Electric Power Corp. ADR (a) (b)	133,223	1,169,698
NextEra Energy, Inc.	135,716	10,512,561
		59,990,130
ELECTRICAL EQUIPMENT — 3.9%
ABB, Ltd. ADR (b)	299,878	8,015,739
Acuity Brands, Inc.	16,472	2,537,347
American Superconductor Corp. (a)	263,054	1,362,620
AMETEK, Inc.	10,851	1,192,416
Array Technologies, Inc. (a)	231,637	2,550,323
Ballard Power Systems, Inc. (a) (b)	437,595	2,756,849
Beam Global (a) (b)	101,852	1,580,743
Blink Charging Co. (a) (b)	206,598	3,415,065
Security Description	Shares	Value
Bloom Energy Corp. Class A (a) (b)	259,465	$ 4,281,172
ChargePoint Holdings, Inc. (a) (b)	149,471	2,046,258
Emerson Electric Co.	39,990	3,180,805
FuelCell Energy, Inc. (a) (b)	1,329,057	4,983,964
Generac Holdings, Inc. (a)	16,416	3,456,881
Hubbell, Inc.	6,459	1,153,448
Plug Power, Inc. (a) (b)	189,078	3,133,022
Rockwell Automation, Inc.	17,062	3,400,627
Romeo Power, Inc. (a)	932,637	418,474
Sensata Technologies Holding PLC	15,770	651,459
Shoals Technologies Group, Inc. Class A (a) (b)	258,846	4,265,782
Stem, Inc. (a) (b)	263,112	1,883,882
Sunrun, Inc. (a) (b)	101,032	2,360,108
TPI Composites, Inc. (a)	167,734	2,096,675
		60,723,659
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.0%
908 Devices, Inc. (a)	212,468	4,374,716
Aeva Technologies, Inc. (a) (b)	408,721	1,279,297
AEye, Inc. (a) (b)	394,716	753,907
Amphenol Corp. Class A	43,870	2,824,351
Badger Meter, Inc.	26,092	2,110,582
Cognex Corp.	59,267	2,520,033
FARO Technologies, Inc. (a)	131,462	4,052,973
Hollysys Automation Technologies, Ltd.	145,775	2,157,470
II-VI, Inc. (a) (b)	48,077	2,449,523
Innoviz Technologies, Ltd. (a)	327,461	1,283,647
IPG Photonics Corp. (a)	11,939	1,123,818
Itron, Inc. (a)	41,299	2,041,410
MicroVision, Inc. (a) (b)	1,198,015	4,600,378
Mirion Technologies, Inc. (a) (b)	1,071,062	6,169,317
National Instruments Corp.	28,153	879,218
Novanta, Inc. (a)	9,637	1,168,679
OSI Systems, Inc. (a)	86,179	7,363,134
Ouster, Inc. (a) (b)	1,608,793	2,606,245
Sanmina Corp. (a)	70,566	2,874,153
SmartRent, Inc. (a) (b)	658,246	2,975,272
TE Connectivity, Ltd.	14,022	1,586,589
Teledyne Technologies, Inc. (a)	60,675	22,759,799
Trimble, Inc. (a)	65,879	3,836,134
TTM Technologies, Inc. (a)	213,050	2,663,125
Velodyne Lidar, Inc. (a)	1,451,823	1,386,781
Vontier Corp.	61,935	1,423,886
Zebra Technologies Corp. Class A (a)	10,037	2,950,376
		92,214,813
ENERGY EQUIPMENT & SERVICES — 0.4%
Oceaneering International, Inc. (a)	163,732	1,748,658

See accompanying notes to financial statements.
177

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
TechnipFMC PLC (a)	656,564	$ 4,418,676
		6,167,334
ENTERTAINMENT — 1.8%
Activision Blizzard, Inc.	28,733	2,237,151
Bilibili, Inc. ADR (a) (b)	110,699	2,833,894
DouYu International Holdings, Ltd. ADR (a) (b)	1,527,399	1,832,879
Electronic Arts, Inc.	18,997	2,310,985
Gravity Co., Ltd. ADR (a)	22,593	1,151,113
NetEase, Inc. ADR (b)	45,233	4,222,953
ROBLOX Corp. Class A (a)	87,864	2,887,211
Sea, Ltd. ADR (a)	48,524	3,244,315
Skillz, Inc. (a) (b)	926,902	1,149,359
Take-Two Interactive Software, Inc. (a)	24,389	2,988,384
Tencent Music Entertainment Group ADR (a)	597,696	3,000,434
		27,858,678
FOOD & STAPLES RETAILING — 0.1%
Andersons, Inc.	65,643	2,165,563
FOOD PRODUCTS — 1.2%
AppHarvest, Inc. (a) (b)	1,492,505	5,208,842
Benson Hill, Inc. (a)	863,712	2,366,571
Beyond Meat, Inc. (a) (b)	172,234	4,123,282
BRF SA ADR (a) (b)	950,329	2,432,842
Darling Ingredients, Inc. (a)	31,132	1,861,694
Ingredion, Inc.	27,053	2,384,993
Local Bounti Corp. (a) (b)	243,556	774,508
		19,152,732
GAS UTILITIES — 0.6%
New Jersey Resources Corp.	208,207	9,271,458
HEALTH CARE EQUIPMENT & SUPPLIES — 4.6%
Abbott Laboratories	39,778	4,321,880
Accuray, Inc. (a)	455,494	892,768
AngioDynamics, Inc. (a)	112,416	2,175,249
Boston Scientific Corp. (a)	107,206	3,995,567
Butterfly Network, Inc. (a)	341,470	1,048,313
CONMED Corp.	10,806	1,034,782
DexCom, Inc. (a)	68,536	5,107,988
Globus Medical, Inc. Class A (a)	30,214	1,696,214
Intuitive Surgical, Inc. (a)	11,646	2,337,469
iRhythm Technologies, Inc. (a)	63,124	6,819,286
Koninklijke Philips NV	25,639	552,008
Masimo Corp. (a)	58,982	7,707,178
Medtronic PLC	59,662	5,354,664
Omnicell, Inc. (a)	25,159	2,861,836
Paragon 28, Inc. (a) (b)	257,472	4,086,081
Penumbra, Inc. (a)	16,434	2,046,362
PROCEPT BioRobotics Corp. (a) (b)	57,985	1,895,530
ResMed, Inc.	5,344	1,120,263
SmileDirectClub, Inc. (a) (b)	793,667	825,414
Smith & Nephew PLC ADR (b)	173,904	4,855,400
Stryker Corp.	8,292	1,649,527
Security Description	Shares	Value
Varex Imaging Corp. (a)	384,980	$ 8,234,722
		70,618,501
HEALTH CARE PROVIDERS & SERVICES — 0.9%
1Life Healthcare, Inc. (a) (b)	118,946	932,537
Apollo Medical Holdings, Inc. (a)	19,495	752,312
Cigna Corp.	2,479	653,266
CorVel Corp. (a)	4,327	637,237
DocGo, Inc. (a)	191,829	1,369,659
HealthEquity, Inc. (a)	22,883	1,404,787
Hims & Hers Health, Inc. (a) (b)	296,060	1,341,152
Invitae Corp. (a) (b)	299,241	730,148
McKesson Corp.	3,670	1,197,191
MEDNAX, Inc. (a)	34,928	733,837
ModivCare, Inc. (a)	10,737	907,276
OPKO Health, Inc. (a) (b)	225,124	569,564
Premier, Inc. Class A	17,744	633,106
Privia Health Group, Inc. (a)	42,549	1,239,027
Quest Diagnostics, Inc.	4,609	612,905
Talkspace, Inc. (a)	326,267	554,654
		14,268,658
HEALTH CARE TECHNOLOGY — 0.6%
Allscripts Healthcare Solutions, Inc. (a)	38,982	578,103
American Well Corp. Class A (a)	354,766	1,532,589
Babylon Holdings, Ltd. Class A (a) (b)	384,079	375,553
Evolent Health, Inc. Class A (a)	22,627	694,875
GoodRx Holdings, Inc. Class A (a)	140,934	834,329
Health Catalyst, Inc. (a)	78,904	1,143,319
NextGen Healthcare, Inc. (a)	36,735	640,658
OptimizeRx Corp. (a)	38,856	1,064,266
Pear Therapeutics, Inc. (a)	176,613	271,984
Sharecare, Inc. (a) (b)	467,255	738,263
Teladoc Health, Inc. (a) (b)	32,177	1,068,598
		8,942,537
HOUSEHOLD DURABLES — 1.8%
Garmin, Ltd.	63,251	6,214,411
iRobot Corp. (a)	40,641	1,493,557
Snap One Holdings Corp. (a) (b)	82,747	758,790
Sony Group Corp. ADR (b)	26,580	2,173,447
Universal Electronics, Inc. (a)	31,825	813,765
Vuzix Corp. (a) (b)	2,234,015	15,861,506
		27,315,476
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.5%
AES Corp.	462,413	9,715,297
Altus Power, Inc. (a) (b)	730,747	4,611,014
Atlantica Sustainable Infrastructure PLC	345,612	11,149,443
Azure Power Global, Ltd. (a) (b)	574,947	6,554,396
Montauk Renewables, Inc. (a)	317,327	3,189,136
Ormat Technologies, Inc. (b)	152,429	11,942,812

See accompanying notes to financial statements.
178

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Sunnova Energy International, Inc. (a) (b)	133,420	$ 2,458,931
TransAlta Corp.	379,892	4,330,769
		53,951,798
INDUSTRIAL CONGLOMERATES — 0.6%
General Electric Co.	32,065	2,041,579
Honeywell International, Inc.	44,466	7,728,635
		9,770,214
INSURANCE — 0.3%
Allstate Corp.	10,736	1,360,574
Oscar Health, Inc. Class A (a) (b)	182,093	773,895
Progressive Corp.	12,086	1,405,239
Sun Life Financial, Inc.	13,416	614,587
		4,154,295
INTERACTIVE MEDIA & SERVICES — 2.5%
Alphabet, Inc. Class C (a)	1,225	2,679,626
Baidu, Inc. ADR (a)	22,156	3,295,262
Bumble, Inc. Class A (a)	114,020	3,209,663
Hello Group, Inc. ADR	532,294	2,688,085
JOYY, Inc. ADR (b)	67,630	2,019,432
Match Group, Inc. (a)	36,952	2,575,185
Meta Platforms, Inc. Class A (a)	33,846	5,457,667
Snap, Inc. Class A (a)	198,584	2,607,408
Sohu.com, Ltd. ADR (a) (b)	135,904	2,251,929
Twitter, Inc. (a)	57,684	2,156,805
Vimeo, Inc. (a)	283,646	1,707,549
Weibo Corp. ADR (a)	121,551	2,811,474
Wejo Group, Ltd. (a) (b)	265,930	316,457
Yandex NV Class A (a) (c)	180,377	—
Yelp, Inc. (a)	85,708	2,380,111
Ziff Davis, Inc. (a)	30,832	2,297,909
		38,454,562
INTERNET & DIRECT MARKETING RETAIL — 0.6%
Alibaba Group Holding, Ltd. ADR (a)	36,696	4,171,601
Jumia Technologies AG ADR (a)	280,428	1,699,394
MercadoLibre, Inc. (a)	4,129	2,629,636
		8,500,631
IT SERVICES — 3.5%
Akamai Technologies, Inc. (a)	27,340	2,496,962
Block, Inc. (a)	23,693	1,456,172
Cloudflare, Inc. Class A (a)	34,306	1,500,888
Core Scientific, Inc. Class A (a) (b)	379,100	564,859
Dlocal, Ltd. (a) (b)	90,696	2,380,770
Edgio, Inc. (a) (b)	748,036	1,727,963
Evo Payments, Inc. Class A (a)	65,471	1,539,878
ExlService Holdings, Inc. (a)	4,826	711,015
Fidelity National Information Services, Inc.	21,653	1,984,931
Fiserv, Inc. (a)	22,188	1,974,066
Flywire Corp. (a)	116,781	2,058,849
Security Description	Shares	Value
Globant SA (a)	13,037	$ 2,268,438
I3 Verticals, Inc. Class A (a)	83,716	2,094,574
Marqeta, Inc. Class A (a)	202,275	1,640,450
Mastercard, Inc. Class A	8,289	2,615,014
Nuvei Corp. (a) (b) (d)	43,748	1,582,365
Pagseguro Digital, Ltd. Class A (a)	226,807	2,322,504
Paya Holdings, Inc. (a)	359,976	2,365,042
Paymentus Holdings, Inc. Class A (a)	144,412	1,930,788
Payoneer Global, Inc. (a) (b)	310,764	1,218,195
PayPal Holdings, Inc. (a)	25,677	1,793,282
Paysafe, Ltd. (a) (b)	1,568,104	3,057,803
QIWI PLC ADR (b) (c)	80,186	—
Repay Holdings Corp. (a) (b)	167,163	2,148,045
Shift4 Payments, Inc. Class A (a) (b)	44,800	1,481,088
Shopify, Inc. Class A (a)	48,514	1,515,577
StoneCo, Ltd. Class A (a)	142,702	1,098,805
Twilio, Inc. Class A (a)	9,626	806,755
Verra Mobility Corp. (a)	95,175	1,495,199
Visa, Inc. Class A	17,399	3,425,689
		53,255,966
LIFE SCIENCES TOOLS & SERVICES — 2.7%
AbCellera Biologics, Inc. (a) (b)	47,757	508,612
Agilent Technologies, Inc.	9,869	1,172,141
Azenta, Inc.	5,873	423,443
Bionano Genomics, Inc. (a) (b)	1,959,885	2,704,641
Bio-Techne Corp.	1,100	381,304
Bruker Corp.	297,138	18,648,381
Charles River Laboratories International, Inc. (a)	7,059	1,510,414
Codexis, Inc. (a)	53,863	563,407
Danaher Corp.	8,181	2,074,047
Maravai LifeSciences Holdings, Inc. Class A (a)	18,730	532,119
Mettler-Toledo International, Inc. (a)	898	1,031,596
PerkinElmer, Inc.	8,162	1,160,800
Seer, Inc. (a) (b)	431,787	3,864,494
Stevanato Group SpA	250,014	3,952,722
Thermo Fisher Scientific, Inc.	4,522	2,456,712
		40,984,833
MACHINERY — 5.3%
AGCO Corp.	36,790	3,631,173
Allison Transmission Holdings, Inc.	26,779	1,029,653
Barnes Group, Inc.	56,645	1,763,925
Blue Bird Corp. (a)	48,146	443,425
Chart Industries, Inc. (a)	7,258	1,214,844
CNH Industrial NV	171,655	1,989,481
Cummins, Inc.	16,805	3,252,272
Deere & Co.	12,237	3,664,614
Desktop Metal, Inc. Class A (a) (b)	2,345,620	5,160,364

See accompanying notes to financial statements.
179

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Dover Corp.	25,098	$ 3,044,889
Energy Recovery, Inc. (a)	117,020	2,272,528
ESCO Technologies, Inc.	49,797	3,404,621
Evoqua Water Technologies Corp. (a)	52,541	1,708,108
Fortive Corp.	50,335	2,737,217
Hydrofarm Holdings Group, Inc. (a) (b)	699,715	2,435,008
Hyliion Holdings Corp. (a) (b)	317,537	1,022,469
Hyster-Yale Materials Handling, Inc.	77,812	2,507,103
Hyzon Motors, Inc. (a) (b)	272,610	801,473
Ideanomics, Inc. (a) (b)	1,582,354	1,048,468
Ingersoll Rand, Inc.	54,606	2,297,821
John Bean Technologies Corp.	16,691	1,843,020
Lightning eMotors, Inc. (a) (b)	239,817	664,293
Lincoln Electric Holdings, Inc.	14,300	1,764,048
Lindsay Corp.	35,411	4,703,289
Lion Electric Co. (a) (b)	167,076	703,390
Luxfer Holdings PLC	45,286	684,724
Markforged Holding Corp. (a)	1,863,601	3,447,662
Meritor, Inc. (a)	20,462	743,385
Microvast Holdings, Inc. (a) (b)	322,515	715,983
Mueller Water Products, Inc. Class A	108,799	1,276,212
Nikola Corp. (a) (b)	128,680	612,517
PACCAR, Inc.	21,227	1,747,831
Pentair PLC	41,452	1,897,258
Proterra, Inc. (a)	498,614	2,313,569
Proto Labs, Inc. (a)	109,346	5,231,113
Sarcos Technology & Robotics Corp. (a)	157,518	418,998
SPX Corp. (a)	24,364	1,287,394
Standex International Corp.	32,525	2,757,470
Xos, Inc. (a) (b)	503,907	927,189
Xylem, Inc.	24,441	1,910,797
		81,079,598
METALS & MINING — 0.7%
Allegheny Technologies, Inc. (a)	146,990	3,338,143
ArcelorMittal SA (b)	27,658	625,071
Carpenter Technology Corp.	153,294	4,278,435
Kaiser Aluminum Corp.	40,002	3,163,758
		11,405,407
MULTI-UTILITIES — 1.2%
Algonquin Power & Utilities Corp. (b)	661,709	8,886,752
Consolidated Edison, Inc.	101,467	9,649,512
		18,536,264
OIL, GAS & CONSUMABLE FUELS — 0.9%
BP PLC ADR	40,769	1,155,801
Enbridge, Inc. (b)	212,859	8,995,421
Shell PLC ADR	22,533	1,178,250
Suncor Energy, Inc.	34,311	1,203,287
Security Description	Shares	Value
Ultrapar Participacoes SA ADR (b)	842,482	$ 1,979,834
		14,512,593
PHARMACEUTICALS — 0.7%
Bristol-Myers Squibb Co.	5,410	416,570
Catalent, Inc. (a)	5,758	617,776
Liquidia Corp. (a)	573,429	2,500,150
Novartis AG ADR	4,777	403,800
Novo Nordisk A/S ADR	3,847	428,671
Pacira BioSciences, Inc. (a)	7,232	421,626
Roivant Sciences, Ltd. (a)	123,907	504,302
Sanofi ADR	7,934	396,938
Zoetis, Inc.	27,353	4,701,707
		10,391,540
PROFESSIONAL SERVICES — 2.4%
ASGN, Inc. (a)	23,175	2,091,544
Jacobs Engineering Group, Inc.	43,570	5,539,054
KBR, Inc.	65,743	3,181,304
Leidos Holdings, Inc.	191,741	19,310,236
ManTech International Corp. Class A	32,557	3,107,565
Planet Labs PBC (a) (b)	964,045	4,174,315
		37,404,018
ROAD & RAIL — 0.5%
Avis Budget Group, Inc. (a)	6,307	927,634
Bird Global, Inc. Class A (a)	681,820	297,273
Grab Holdings, Ltd. Class A (a)	1,015,072	2,568,132
Hertz Global Holdings, Inc. (a)	57,885	916,898
Lyft, Inc. Class A (a)	74,988	995,841
TuSimple Holdings, Inc. Class A (a) (b)	132,781	960,007
Uber Technologies, Inc. (a)	58,254	1,191,877
		7,857,662
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.1%
Advanced Micro Devices, Inc. (a)	25,184	1,925,820
Allegro MicroSystems, Inc. (a)	142,962	2,957,884
Ambarella, Inc. (a)	144,077	9,431,280
Analog Devices, Inc.	19,583	2,860,880
Applied Materials, Inc.	36,702	3,339,148
Broadcom, Inc.	4,581	2,225,496
Canadian Solar, Inc. (a) (b)	80,774	2,515,302
CyberOptics Corp. (a)	29,309	1,024,056
Daqo New Energy Corp. ADR (a)	45,712	3,262,923
Enphase Energy, Inc. (a)	17,940	3,502,606
First Solar, Inc. (a)	38,282	2,608,153
Himax Technologies, Inc. ADR (b)	419,686	3,139,251
indie Semiconductor, Inc. Class A (a)	188,952	1,077,026
Intel Corp.	48,827	1,826,618

See accompanying notes to financial statements.
180

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
JinkoSolar Holding Co., Ltd. ADR (a) (b)	40,855	$ 2,826,349
KLA Corp.	12,604	4,021,684
Maxeon Solar Technologies, Ltd. (a) (b)	182,790	2,429,279
Meta Materials, Inc. (a) (b)	1,983,122	2,042,616
Micron Technology, Inc.	34,302	1,896,215
NeoPhotonics Corp. (a)	135,626	2,133,397
NVE Corp.	26,315	1,226,805
NVIDIA Corp.	28,682	4,347,904
NXP Semiconductors NV	14,222	2,105,283
ON Semiconductor Corp. (a)	98,256	4,943,259
Qorvo, Inc. (a)	25,918	2,444,586
QUALCOMM, Inc.	10,125	1,293,367
Silicon Laboratories, Inc. (a)	20,494	2,873,669
SolarEdge Technologies, Inc. (a)	12,385	3,389,527
STMicroelectronics NV	123,189	3,876,758
SunPower Corp. (a) (b)	140,975	2,228,815
Synaptics, Inc. (a)	16,817	1,985,247
Teradyne, Inc.	19,061	1,706,913
Texas Instruments, Inc.	4,469	686,662
Tower Semiconductor, Ltd. (a)	45,284	2,091,215
Ultra Clean Holdings, Inc. (a)	59,618	1,774,828
		94,020,821
SOFTWARE — 8.8%
8x8, Inc. (a)	134,254	691,408
A10 Networks, Inc.	178,332	2,564,414
ACI Worldwide, Inc. (a)	81,140	2,100,715
Adobe, Inc. (a)	2,177	796,913
Agilysys, Inc. (a)	34,036	1,608,882
Alarm.com Holdings, Inc. (a)	48,432	2,996,003
Alteryx, Inc. Class A (a)	12,787	619,147
ANSYS, Inc. (a)	26,835	6,421,347
Argo Blockchain PLC (a) (b)	36,990	139,082
Asana, Inc. Class A (a)	43,396	762,902
Aspen Technology, Inc. (a)	8,791	1,614,731
Atlassian Corp. PLC Class A (a)	5,254	984,600
Autodesk, Inc. (a)	38,445	6,611,002
Avaya Holdings Corp. (a)	125,839	281,879
Bitfarms, Ltd. (a) (b)	790,711	885,596
Blackbaud, Inc. (a)	36,860	2,140,460
BlackBerry, Ltd. (a)	440,737	2,375,572
Box, Inc. Class A (a)	40,258	1,012,086
C3.ai, Inc. Class A (a) (b)	122,317	2,233,508
Check Point Software Technologies, Ltd. (a)	22,193	2,702,664
Cleanspark, Inc. (a) (b)	244,535	958,577
Crowdstrike Holdings, Inc. Class A (a)	13,516	2,278,257
CyberArk Software, Ltd. (a)	18,926	2,421,771
Datadog, Inc. Class A (a)	23,674	2,254,712
Dropbox, Inc. Class A (a)	55,793	1,171,095
Embark Technology, Inc. (a)	400,374	202,309
EngageSmart, Inc. (a)	113,470	1,824,598
Fortinet, Inc. (a)	46,652	2,639,570
Security Description	Shares	Value
GTY Technology Holdings, Inc. (a)	249,714	$ 1,563,210
Hive Blockchain Technologies, Ltd. (a) (b)	336,731	1,006,826
Hut 8 Mining Corp. (a) (b)	609,919	811,192
Latch, Inc. (a) (b)	1,015,757	1,157,963
Lightspeed Commerce, Inc. (a) (b)	66,622	1,485,671
Mandiant, Inc. (a)	121,438	2,649,777
Marathon Digital Holdings, Inc. (a) (b)	139,775	746,398
Materialise NV ADR (a) (b)	331,440	4,514,213
Microsoft Corp.	22,871	5,873,959
N-Able, Inc. (a)	276,567	2,489,103
OneConnect Financial Technology Co., Ltd. (a)	283,057	484,027
OneSpan, Inc. (a)	211,654	2,518,683
Oracle Corp.	9,122	637,354
Palo Alto Networks, Inc. (a)	4,968	2,453,894
PTC, Inc. (a)	119,401	12,697,102
Q2 Holdings, Inc. (a)	84,149	3,245,627
Qualys, Inc. (a)	20,498	2,585,618
Rapid7, Inc. (a)	34,677	2,316,424
Rekor Systems, Inc. (a)	498,970	878,187
RingCentral, Inc. Class A (a)	14,962	781,914
Riot Blockchain, Inc. (a) (b)	202,862	849,992
Roper Technologies, Inc.	3,073	1,212,759
SAP SE ADR	22,018	1,997,473
SentinelOne, Inc. Class A (a)	85,752	2,000,594
Telos Corp. (a)	353,959	2,859,989
Tenable Holdings, Inc. (a)	53,081	2,410,408
Tufin Software Technologies, Ltd. (a)	216,303	2,716,766
UiPath, Inc. Class A (a) (b)	109,814	1,997,517
Unity Software, Inc. (a) (b)	87,567	3,224,217
Varonis Systems, Inc. (a)	72,227	2,117,696
Veritone, Inc. (a) (b)	130,392	851,460
VMware, Inc. Class A	26,359	3,004,399
Vonage Holdings Corp. (a)	62,094	1,169,851
Workiva, Inc. (a)	14,256	940,753
Xperi Holding Corp.	61,373	885,612
Zoom Video Communications, Inc. Class A (a)	11,184	1,207,536
Zscaler, Inc. (a)	13,467	2,013,451
		135,651,415
SPECIALTY RETAIL — 0.2%
EVgo, Inc. (a) (b)	234,302	1,408,155
Volta, Inc. (a) (b)	1,012,793	1,316,631
		2,724,786
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.5%
3D Systems Corp. (a) (b)	795,369	7,715,079
Apple, Inc.	53,009	7,247,391
Canaan, Inc. (a) (b)	383,484	1,234,819
Canon, Inc. (b)	93,075	2,113,733

See accompanying notes to financial statements.
181

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Eastman Kodak Co. (a) (b)	809,013	$ 3,753,820
HP, Inc.	153,630	5,035,991
Immersion Corp. (a)	253,562	1,354,021
Logitech International SA	28,852	1,502,035
Nano Dimension, Ltd. ADR (a) (b)	2,767,965	8,691,410
Stratasys, Ltd. (a)	395,410	7,409,984
Xerox Holdings Corp.	527,951	7,840,072
		53,898,355
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Fossil Group, Inc. (a)	734,878	3,799,319
THRIFTS & MORTGAGE FINANCE — 0.1%
Rocket Cos., Inc. Class A	231,902	1,706,799
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc.	38,145	3,668,405
Core & Main, Inc. Class A (a)	56,433	1,258,456
Titan Machinery, Inc. (a)	105,112	2,355,560
		7,282,421
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Rogers Communications, Inc. Class B	34,342	1,644,982
SK Telelcom Co., Ltd. ADR (b)	141,899	3,167,186
Turkcell Iletisim Hizmetleri A/S ADR	1,496,911	3,742,277
Vodafone Group PLC ADR	97,924	1,525,656
		10,080,101
TOTAL COMMON STOCKS (Cost $1,874,781,343)		1,533,553,331
SHORT-TERM INVESTMENTS — 9.3%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (e) (f)	1,155,798	1,155,682
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (h)	142,616,689	$ 142,616,689
TOTAL SHORT-TERM INVESTMENTS (Cost $143,772,460)		143,772,371
TOTAL INVESTMENTS — 109.1% (Cost $2,018,553,803)		1,677,325,702
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.1)%		(140,229,963)
NET ASSETS — 100.0%		$ 1,537,095,739
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2022.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,533,553,331	$—	$ 0(a)	$1,533,553,331
Short-Term Investments	143,772,371	—	—	143,772,371
TOTAL INVESTMENTS	$1,677,325,702	$—	$ 0	$1,677,325,702
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2022.
See accompanying notes to financial statements.
182

SPDR SERIES TRUST
SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,278,253	$ 1,278,637	$ 69,132,805	$ 69,254,240	$(1,431)	$(89)	1,155,798	$ 1,155,682	$ 4,945
State Street Navigator Securities Lending Portfolio II	183,542,647	183,542,647	764,731,603	805,657,561	—	—	142,616,689	142,616,689	7,554,956
Total		$184,821,284	$833,864,408	$ 874,911,801	$(1,431)	$(89)		$143,772,371	$7,559,901
See accompanying notes to financial statements.
183

SPDR SERIES TRUST
SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 4.4%
HEICO Corp.	5,862	$ 768,625
Huntington Ingalls Industries, Inc.	4,008	873,023
Kaman Corp.	22,575	705,469
Textron, Inc.	17,204	1,050,648
		3,397,765
AIRLINES — 0.9%
Blade Air Mobility, Inc. (a) (b)	150,201	669,897
AUTO COMPONENTS — 11.7%
American Axle & Manufacturing Holdings, Inc. (a)	126,760	954,503
Aptiv PLC (a)	10,698	952,871
BorgWarner, Inc.	29,448	982,680
Dana, Inc.	66,150	930,731
Garrett Motion, Inc. (a)	40,675	314,418
Gentherm, Inc. (a)	16,105	1,005,113
Kandi Technologies Group, Inc. (a) (b)	235,213	564,511
Lear Corp.	8,223	1,035,193
Luminar Technologies, Inc. (a) (b)	120,938	717,162
Modine Manufacturing Co. (a)	45,472	478,820
Visteon Corp. (a)	10,268	1,063,559
		8,999,561
AUTOMOBILES — 24.7%
Cenntro Electric Group, Ltd. (a) (b)	546,657	825,452
ElectraMeccanica Vehicles Corp. (a) (b)	410,149	553,701
Faraday Future Intelligent Electric, Inc. (a)	409,037	1,063,496
Fisker, Inc. (a) (b)	123,717	1,060,255
Ford Motor Co.	86,470	962,411
General Motors Co. (a)	31,000	984,560
Honda Motor Co., Ltd. ADR (b)	46,483	1,122,564
Li Auto, Inc. ADR (a)	39,023	1,494,971
Lordstown Motors Corp. Class A (a)	615,744	972,875
Lucid Group, Inc. (a) (b)	59,762	1,025,516
NIO, Inc. ADR (a)	57,446	1,247,727
Niu Technologies ADR (a)	118,086	1,015,540
Rivian Automotive, Inc. Class A (a)	39,220	1,009,523
Stellantis NV (b)	57,006	704,594
Tata Motors, Ltd. ADR (a) (b)	30,831	797,598
Tesla, Inc. (a)	1,628	1,096,328
Toyota Motor Corp. ADR (b)	5,111	787,963
Workhorse Group, Inc. (a) (b)	378,641	984,467
XPeng, Inc. ADR (a)	42,523	1,349,680
		19,059,221
CHEMICALS — 0.7%
Aspen Aerogels, Inc. (a)	57,254	565,670
COMMERCIAL SERVICES & SUPPLIES — 0.9%
Aurora Innovation, Inc. (a)	376,075	718,303
COMMUNICATIONS EQUIPMENT — 1.6%
CalAmp Corp. (a)	54,311	226,477
Security Description	Shares	Value
Gilat Satellite Networks, Ltd. (a)	78,272	$ 472,763
Ondas Holdings, Inc. (a) (b)	96,440	519,811
		1,219,051
DIVERSIFIED FINANCIAL SERVICES — 0.9%
ORIX Corp. ADR	7,887	663,770
ELECTRICAL EQUIPMENT — 5.0%
Ballard Power Systems, Inc. (a) (b)	157,006	989,138
Blink Charging Co. (a) (b)	66,776	1,103,807
Plug Power, Inc. (a) (b)	63,074	1,045,136
Sensata Technologies Holding PLC	17,738	732,757
		3,870,838
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 9.9%
Aeva Technologies, Inc. (a)	296,427	927,816
AEye, Inc. (a) (b)	253,127	483,472
Innoviz Technologies, Ltd. (a)	272,064	1,066,491
National Instruments Corp.	24,255	757,484
Ouster, Inc. (a)	593,869	962,068
Sanmina Corp. (a)	19,190	781,609
Trimble, Inc. (a)	17,430	1,014,949
Velodyne Lidar, Inc. (a)	700,350	668,974
Vontier Corp.	44,187	1,015,859
		7,678,722
INTERACTIVE MEDIA & SERVICES — 1.1%
Baidu, Inc. ADR (a)	5,525	821,733
Yandex NV Class A (a) (c)	31,237	—
		821,733
MACHINERY — 14.0%
Allison Transmission Holdings, Inc.	28,413	1,092,480
Blue Bird Corp. (a)	32,955	303,516
Cummins, Inc.	5,421	1,049,126
Hyliion Holdings Corp. (a) (b)	315,372	1,015,498
Hyster-Yale Materials Handling, Inc.	15,696	505,725
Hyzon Motors, Inc. (a) (b)	245,150	720,741
Lightning eMotors, Inc. (a) (b)	171,653	475,479
Lion Electric Co. (a)	193,172	813,254
Luxfer Holdings PLC	38,043	575,210
Meritor, Inc. (a)	23,587	856,916
Microvast Holdings, Inc. (a) (b)	354,460	786,901
Nikola Corp. (a) (b)	166,591	792,973
PACCAR, Inc.	9,519	783,794
Proterra, Inc. (a)	178,631	828,848
Xos, Inc. (a)	89,420	164,533
		10,764,994
METALS & MINING — 0.8%
ArcelorMittal SA (b)	26,943	608,912
ROAD & RAIL — 7.5%
Avis Budget Group, Inc. (a)	6,395	940,576
Bird Global, Inc. Class A (a)	878,957	383,225
Grab Holdings, Ltd. Class A (a)	382,237	967,060
Hertz Global Holdings, Inc. (a)	46,560	737,510

See accompanying notes to financial statements.
184

SPDR SERIES TRUST
SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Lyft, Inc. Class A (a)	66,367	$ 881,354
TuSimple Holdings, Inc. Class A (a)	131,313	949,393
Uber Technologies, Inc. (a)	45,321	927,268
		5,786,386
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.0%
Allegro MicroSystems, Inc. (a)	47,807	989,127
Ambarella, Inc. (a)	14,287	935,227
Enphase Energy, Inc. (a)	4,205	820,984
indie Semiconductor, Inc. Class A (a) (b)	149,064	849,665
Intel Corp.	20,639	772,105
NVIDIA Corp.	4,599	697,162
NXP Semiconductors NV	4,773	706,547
ON Semiconductor Corp. (a)	18,304	920,874
QUALCOMM, Inc.	8,396	1,072,505
SolarEdge Technologies, Inc. (a)	2,869	785,188
STMicroelectronics NV	21,959	691,050
Texas Instruments, Inc.	5,201	799,134
		10,039,568
SOFTWARE — 2.7%
ANSYS, Inc. (a)	3,321	794,682
Embark Technology, Inc. (a)	1,113,144	562,472
Xperi Holding Corp.	52,095	751,731
		2,108,885
TOTAL COMMON STOCKS (Cost $129,726,439)		76,973,276
SHORT-TERM INVESTMENTS — 10.4%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (d) (e)	85,725	85,716
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	7,974,573	$ 7,974,573
TOTAL SHORT-TERM INVESTMENTS (Cost $8,060,291)		8,060,289
TOTAL INVESTMENTS — 110.2% (Cost $137,786,730)		85,033,565
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.2)%		(7,895,963)
NET ASSETS — 100.0%		$ 77,137,602
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$76,973,276	$—	$ 0(a)	$76,973,276
Short-Term Investments	8,060,289	—	—	8,060,289
TOTAL INVESTMENTS	$85,033,565	$—	$ 0	$85,033,565
(a)	Fund held a Level 3 security that was valued at $0 at June 30, 2022.
See accompanying notes to financial statements.
185

SPDR SERIES TRUST
SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	16,914	$ 16,919	$ 2,859,002	$ 2,790,124	$(79)	$ (2)	85,725	$ 85,716	$ 324
State Street Navigator Securities Lending Portfolio II	31,673,974	31,673,974	127,232,701	150,932,102	—	—	7,974,573	7,974,573	675,938
Total		$31,690,893	$130,091,703	$153,722,226	$(79)	$ (2)		$8,060,289	$676,262
See accompanying notes to financial statements.
186

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.1%
Triumph Group, Inc. (a)	269	$ 3,575
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	112	6,912
Forward Air Corp.	112	10,299
		17,211
AIRLINES — 0.5%
Allegiant Travel Co. (a)	62	7,012
SkyWest, Inc. (a)	201	4,271
		11,283
AUTO COMPONENTS — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	472	3,554
Gentherm, Inc. (a)	141	8,800
LCI Industries	103	11,524
Motorcar Parts of America, Inc. (a)	70	918
Patrick Industries, Inc.	88	4,562
Standard Motor Products, Inc.	80	3,599
		32,957
AUTOMOBILES — 0.3%
Winnebago Industries, Inc.	140	6,798
BANKS — 11.3%
Ameris Bancorp	275	11,049
Banc of California, Inc.	224	3,947
Bancorp, Inc. (a)	232	4,529
BankUnited, Inc.	345	12,272
Banner Corp.	142	7,982
Berkshire Hills Bancorp, Inc.	194	4,805
Central Pacific Financial Corp.	116	2,488
City Holding Co.	64	5,112
Community Bank System, Inc.	217	13,732
Customers Bancorp, Inc. (a)	132	4,475
Eagle Bancorp, Inc.	131	6,211
FB Financial Corp.	151	5,922
First BanCorp	831	10,728
First Financial Bancorp	390	7,566
First Hawaiian, Inc.	508	11,537
Hanmi Financial Corp.	124	2,782
Heritage Financial Corp.	144	3,623
Hilltop Holdings, Inc.	201	5,359
HomeStreet, Inc.	84	2,912
Hope Bancorp, Inc.	491	6,795
Independent Bank Corp.	190	15,092
Independent Bank Group, Inc.	153	10,390
Lakeland Financial Corp.	104	6,908
Meta Financial Group, Inc.	125	4,834
National Bank Holdings Corp. Class A	124	4,745
NBT Bancorp, Inc.	180	6,766
OFG Bancorp	208	5,283
Pacific Premier Bancorp, Inc.	374	10,936
Park National Corp.	61	7,396
S&T Bancorp, Inc.	164	4,498
Security Description	Shares	Value
Seacoast Banking Corp. of Florida	245	$ 8,095
ServisFirst Bancshares, Inc.	200	15,784
Simmons First National Corp. Class A	504	10,715
Southside Bancshares, Inc.	135	5,052
Tompkins Financial Corp.	50	3,605
Triumph Bancorp, Inc. (a)	95	5,943
Trustmark Corp.	251	7,327
Veritex Holdings, Inc.	214	6,262
Westamerica BanCorp	110	6,123
		279,580
BEVERAGES — 1.1%
Celsius Holdings, Inc. (a)	156	10,180
Coca-Cola Consolidated, Inc.	19	10,714
MGP Ingredients, Inc.	52	5,205
		26,099
BIOTECHNOLOGY — 2.8%
Anika Therapeutics, Inc. (a)	60	1,339
Avid Bioservices, Inc. (a)	251	3,830
Coherus Biosciences, Inc. (a)	264	1,911
Cytokinetics, Inc. (a)	348	13,673
Eagle Pharmaceuticals, Inc. (a)	48	2,133
Emergent BioSolutions, Inc. (a)	194	6,022
Enanta Pharmaceuticals, Inc. (a)	76	3,593
iTeos Therapeutics, Inc. (a)	84	1,730
Ligand Pharmaceuticals, Inc. (a)	68	6,067
Myriad Genetics, Inc. (a)	331	6,014
Organogenesis Holdings, Inc. (a)	256	1,249
REGENXBIO, Inc. (a)	156	3,853
uniQure NV (a)	147	2,740
Vanda Pharmaceuticals, Inc. (a)	232	2,529
Vericel Corp. (a)	192	4,835
Xencor, Inc. (a)	243	6,651
		68,169
BUILDING PRODUCTS — 1.8%
AAON, Inc.	167	9,145
PGT Innovations, Inc. (a)	235	3,910
Quanex Building Products Corp.	129	2,935
Resideo Technologies, Inc. (a)	582	11,303
UFP Industries, Inc.	260	17,716
		45,009
CAPITAL MARKETS — 1.2%
Blucora, Inc. (a)	200	3,692
Brightsphere Investment Group, Inc.	148	2,665
Donnelley Financial Solutions, Inc. (a)	120	3,515
Piper Sandler Cos.	60	6,802
StoneX Group, Inc. (a)	69	5,387
Virtus Investment Partners, Inc.	29	4,960
WisdomTree Investments, Inc.	448	2,271
		29,292
CHEMICALS — 3.9%
AdvanSix, Inc.	116	3,879
American Vanguard Corp.	112	2,503
Balchem Corp.	131	16,996

See accompanying notes to financial statements.
187

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
GCP Applied Technologies, Inc. (a)	221	$ 6,913
Hawkins, Inc.	76	2,738
HB Fuller Co.	219	13,186
Innospec, Inc.	103	9,866
Koppers Holdings, Inc.	88	1,992
Livent Corp. (a)	662	15,021
Quaker Chemical Corp.	55	8,224
Stepan Co.	88	8,919
Trinseo PLC	153	5,885
		96,122
COMMERCIAL SERVICES & SUPPLIES — 2.5%
ABM Industries, Inc.	267	11,593
Brady Corp. Class A	190	8,975
CoreCivic, Inc. REIT (a)	500	5,555
Deluxe Corp.	176	3,814
Harsco Corp. (a)	328	2,332
Healthcare Services Group, Inc.	294	5,118
HNI Corp.	169	5,863
Interface, Inc.	244	3,060
KAR Auction Services, Inc. (a)	484	7,149
Matthews International Corp. Class A	125	3,584
Pitney Bowes, Inc.	684	2,476
Viad Corp. (a)	84	2,319
		61,838
COMMUNICATIONS EQUIPMENT — 2.0%
ADTRAN, Inc.	200	3,506
CalAmp Corp. (a)	200	834
Digi International, Inc. (a)	143	3,463
Extreme Networks, Inc. (a)	531	4,737
Harmonic, Inc. (a)	419	3,633
NETGEAR, Inc. (a)	120	2,222
NetScout Systems, Inc. (a)	300	10,155
Plantronics, Inc. (a)	180	7,142
Viavi Solutions, Inc. (a)	937	12,397
		48,089
CONSTRUCTION & ENGINEERING — 1.2%
Comfort Systems USA, Inc.	144	11,974
Granite Construction, Inc.	200	5,828
MYR Group, Inc. (a)	70	6,169
NV5 Global, Inc. (a)	48	5,603
		29,574
CONSUMER FINANCE — 1.0%
Encore Capital Group, Inc. (a)	104	6,008
Enova International, Inc. (a)	143	4,121
Green Dot Corp. Class A (a)	228	5,725
PRA Group, Inc. (a)	168	6,109
World Acceptance Corp. (a)	17	1,908
		23,871
DIVERSIFIED CONSUMER SERVICES — 0.7%
Adtalem Global Education, Inc. (a)	199	7,158
American Public Education, Inc. (a)	76	1,228
Strategic Education, Inc.	91	6,423
Security Description	Shares	Value
WW International, Inc. (a)	206	$ 1,316
		16,125
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Consolidated Communications Holdings, Inc. (a)	296	2,072
ELECTRICAL EQUIPMENT — 0.6%
AZZ, Inc.	104	4,245
Encore Wire Corp.	83	8,626
Powell Industries, Inc.	36	841
		13,712
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.1%
Arlo Technologies, Inc. (a)	343	2,151
Badger Meter, Inc.	115	9,302
CTS Corp.	135	4,597
Fabrinet (a)	148	12,003
FARO Technologies, Inc. (a)	76	2,343
Insight Enterprises, Inc. (a)	141	12,165
Itron, Inc. (a)	187	9,243
Knowles Corp. (a)	381	6,603
Methode Electronics, Inc.	144	5,334
OSI Systems, Inc. (a)	69	5,895
Plexus Corp. (a)	117	9,184
Rogers Corp. (a)	76	19,919
ScanSource, Inc. (a)	104	3,239
		101,978
ENERGY EQUIPMENT & SERVICES — 2.1%
Archrock, Inc.	534	4,416
Bristow Group, Inc. (a)	94	2,200
Core Laboratories NV	194	3,843
DMC Global, Inc. (a)	76	1,370
Helix Energy Solutions Group, Inc. (a)	588	1,823
Helmerich & Payne, Inc.	425	18,300
Nabors Industries, Ltd. (a)	40	5,356
Patterson-UTI Energy, Inc.	868	13,680
		50,988
ENTERTAINMENT — 0.3%
Cinemark Holdings, Inc. (a)	420	6,308
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 8.1%
Acadia Realty Trust REIT	418	6,529
Agree Realty Corp. REIT	306	22,072
American Assets Trust, Inc. REIT	211	6,267
Armada Hoffler Properties, Inc. REIT	297	3,813
Brandywine Realty Trust REIT	721	6,950
CareTrust REIT, Inc.	403	7,431
Centerspace REIT	62	5,056
Chatham Lodging Trust REIT (a)	200	2,090
Community Healthcare Trust, Inc. REIT	95	3,440
DiamondRock Hospitality Co. REIT (a)	823	6,757
Diversified Healthcare Trust REIT	988	1,798
Easterly Government Properties, Inc. REIT	363	6,912

See accompanying notes to financial statements.
188

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Essential Properties Realty Trust, Inc. REIT	549	$ 11,798
GEO Group, Inc. REIT (a)	508	3,353
Getty Realty Corp. REIT	164	4,346
Hersha Hospitality Trust REIT (a)	136	1,334
Innovative Industrial Properties, Inc. REIT	116	12,745
iStar, Inc. REIT	363	4,977
LTC Properties, Inc. REIT	164	6,296
Office Properties Income Trust REIT	200	3,990
Retail Opportunity Investments Corp. REIT	521	8,221
RPT Realty REIT	348	3,421
Safehold, Inc. REIT	59	2,087
SITE Centers Corp. REIT	735	9,900
Summit Hotel Properties, Inc. REIT (a)	440	3,199
Tanger Factory Outlet Centers, Inc. REIT	425	6,044
Uniti Group, Inc. REIT	941	8,864
Universal Health Realty Income Trust REIT	51	2,714
Urban Edge Properties REIT	446	6,784
Veris Residential, Inc. REIT (a)	326	4,316
Washington Real Estate Investment Trust	355	7,565
Whitestone REIT	192	2,064
Xenia Hotels & Resorts, Inc. REIT (a)	448	6,509
		199,642
FOOD & STAPLES RETAILING — 0.8%
PriceSmart, Inc.	97	6,948
SpartanNash Co.	148	4,465
United Natural Foods, Inc. (a)	232	9,141
		20,554
FOOD PRODUCTS — 2.5%
Calavo Growers, Inc.	72	3,004
Cal-Maine Foods, Inc.	146	7,214
Fresh Del Monte Produce, Inc.	136	4,016
Hostess Brands, Inc. (a)	571	12,111
J & J Snack Foods Corp.	62	8,659
John B Sanfilippo & Son, Inc.	36	2,610
Seneca Foods Corp. Class A (a)	26	1,444
Simply Good Foods Co. (a)	364	13,748
TreeHouse Foods, Inc. (a)	226	9,451
		62,257
GAS UTILITIES — 1.0%
Northwest Natural Holding Co.	144	7,646
South Jersey Industries, Inc.	490	16,729
		24,375
HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
AngioDynamics, Inc. (a)	160	3,096
Avanos Medical, Inc. (a)	196	5,359
CONMED Corp.	118	11,300
Glaukos Corp. (a)	194	8,811
Inogen, Inc. (a)	84	2,031
Merit Medical Systems, Inc. (a)	203	11,017
Natus Medical, Inc. (a)	140	4,588
Omnicell, Inc. (a)	183	20,816
Security Description	Shares	Value
OraSure Technologies, Inc. (a)	296	$ 802
Orthofix Medical, Inc. (a)	80	1,883
Surmodics, Inc. (a)	56	2,085
Varex Imaging Corp. (a)	159	3,401
		75,189
HEALTH CARE PROVIDERS & SERVICES — 4.4%
Addus HomeCare Corp. (a)	65	5,413
AMN Healthcare Services, Inc. (a)	183	20,077
Community Health Systems, Inc. (a)	551	2,066
CorVel Corp. (a)	40	5,891
Covetrus, Inc. (a)	423	8,777
Cross Country Healthcare, Inc. (a)	148	3,083
Ensign Group, Inc.	212	15,576
Fulgent Genetics, Inc. (a)	78	4,253
Hanger, Inc. (a)	147	2,105
MEDNAX, Inc. (a)	345	7,248
ModivCare, Inc. (a)	50	4,225
Owens & Minor, Inc.	315	9,907
RadNet, Inc. (a)	206	3,560
Select Medical Holdings Corp.	437	10,322
US Physical Therapy, Inc.	54	5,897
		108,400
HEALTH CARE TECHNOLOGY — 0.5%
Allscripts Healthcare Solutions, Inc. (a)	482	7,148
Computer Programs & Systems, Inc. (a)	60	1,918
NextGen Healthcare, Inc. (a)	236	4,116
		13,182
HOTELS, RESTAURANTS & LEISURE — 1.4%
BJ's Restaurants, Inc. (a)	91	1,973
Bloomin' Brands, Inc.	313	5,202
Brinker International, Inc. (a)	188	4,142
Cheesecake Factory, Inc.	201	5,310
Dine Brands Global, Inc.	72	4,686
Jack in the Box, Inc.	84	4,709
Ruth's Hospitality Group, Inc.	132	2,146
Shake Shack, Inc. Class A (a)	156	6,159
		34,327
HOUSEHOLD DURABLES — 2.3%
Cavco Industries, Inc. (a)	35	6,860
Century Communities, Inc.	118	5,306
Ethan Allen Interiors, Inc.	92	1,859
Installed Building Products, Inc.	97	8,067
iRobot Corp. (a)	112	4,116
La-Z-Boy, Inc.	184	4,363
LGI Homes, Inc. (a)	85	7,387
MDC Holdings, Inc.	233	7,528
Sonos, Inc. (a)	512	9,236
Tupperware Brands Corp. (a)	204	1,293
Universal Electronics, Inc. (a)	56	1,432
		57,447
INSURANCE — 2.8%
Ambac Financial Group, Inc. (a)	192	2,179

See accompanying notes to financial statements.
189

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SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
American Equity Investment Life Holding Co.	307	$ 11,227
AMERISAFE, Inc.	80	4,161
Assured Guaranty, Ltd.	255	14,227
eHealth, Inc. (a)	100	933
Genworth Financial, Inc. Class A (a)	2,051	7,240
Horace Mann Educators Corp.	175	6,717
ProAssurance Corp.	226	5,340
Stewart Information Services Corp.	112	5,572
Trupanion, Inc. (a)	140	8,436
United Fire Group, Inc.	88	3,012
		69,044
INTERACTIVE MEDIA & SERVICES — 0.2%
Cars.com, Inc. (a)	263	2,480
QuinStreet, Inc. (a)	208	2,093
		4,573
INTERNET & DIRECT MARKETING RETAIL — 0.1%
Liquidity Services, Inc. (a)	104	1,398
PetMed Express, Inc.	79	1,572
		2,970
IT SERVICES — 2.1%
EVERTEC, Inc.	247	9,109
ExlService Holdings, Inc. (a)	136	20,037
Perficient, Inc. (a)	145	13,295
TTEC Holdings, Inc.	78	5,296
Unisys Corp. (a)	298	3,585
		51,322
MACHINERY — 4.9%
Alamo Group, Inc.	44	5,123
Astec Industries, Inc.	104	4,241
Enerpac Tool Group Corp.	248	4,717
EnPro Industries, Inc.	88	7,210
Federal Signal Corp.	252	8,971
Franklin Electric Co., Inc.	162	11,868
Greenbrier Cos., Inc.	136	4,895
Hillenbrand, Inc.	299	12,247
John Bean Technologies Corp.	127	14,023
Lindsay Corp.	46	6,110
Meritor, Inc. (a)	295	10,718
Proto Labs, Inc. (a)	117	5,597
SPX Corp. (a)	185	9,776
Standex International Corp.	53	4,493
Tennant Co.	81	4,799
Titan International, Inc. (a)	212	3,201
Wabash National Corp.	204	2,770
		120,759
MARINE — 0.5%
Matson, Inc.	169	12,317
MEDIA — 0.7%
EW Scripps Co. Class A (a)	236	2,943
Loyalty Ventures, Inc. (a)	77	275
Scholastic Corp.	135	4,856
TechTarget, Inc. (a)	109	7,163
Security Description	Shares	Value
Thryv Holdings, Inc. (a)	68	$ 1,523
		16,760
METALS & MINING — 1.5%
Arconic Corp. (a)	428	12,005
Century Aluminum Co. (a)	226	1,666
Compass Minerals International, Inc.	137	4,848
Haynes International, Inc.	52	1,704
Kaiser Aluminum Corp.	61	4,825
Olympic Steel, Inc.	37	953
SunCoke Energy, Inc.	344	2,343
TimkenSteel Corp. (a)	168	3,143
Warrior Met Coal, Inc.	210	6,428
		37,915
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.2%
Ellington Financial, Inc. REIT	209	3,066
Franklin BSP Realty Trust, Inc. REIT	333	4,489
Invesco Mortgage Capital, Inc.	128	1,879
New York Mortgage Trust, Inc. REIT	1,587	4,380
PennyMac Mortgage Investment Trust REIT	378	5,228
Redwood Trust, Inc. REIT	472	3,639
Two Harbors Investment Corp. REIT	1,357	6,758
		29,439
MULTI-UTILITIES — 0.5%
Avista Corp.	291	12,661
MULTILINE RETAIL — 0.1%
Big Lots, Inc.	136	2,852
OIL, GAS & CONSUMABLE FUELS — 2.7%
Green Plains, Inc. (a)	214	5,814
Laredo Petroleum, Inc. (a)	60	4,137
Par Pacific Holdings, Inc. (a)	188	2,931
SM Energy Co.	501	17,129
Southwestern Energy Co. (a)	4,553	28,456
Talos Energy, Inc. (a)	163	2,522
World Fuel Services Corp.	252	5,156
		66,145
PAPER & FOREST PRODUCTS — 0.2%
Clearwater Paper Corp. (a)	68	2,287
Glatfelter Corp.	184	1,266
Neenah, Inc.	68	2,321
		5,874
PERSONAL PRODUCTS — 1.0%
Edgewell Personal Care Co.	212	7,318
elf Beauty, Inc. (a)	201	6,167
Medifast, Inc.	48	8,665
USANA Health Sciences, Inc. (a)	48	3,473
		25,623
PHARMACEUTICALS — 1.2%
Amphastar Pharmaceuticals, Inc. (a)	154	5,358
Cara Therapeutics, Inc. (a)	171	1,561
Collegium Pharmaceutical, Inc. (a)	144	2,552

See accompanying notes to financial statements.
190

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SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Innoviva, Inc. (a)	255	$ 3,764
Nektar Therapeutics (a)	736	2,797
Phibro Animal Health Corp. Class A	84	1,607
Prestige Consumer Healthcare, Inc. (a)	207	12,171
		29,810
PROFESSIONAL SERVICES — 0.9%
Forrester Research, Inc. (a)	47	2,248
Heidrick & Struggles International, Inc.	80	2,589
Kelly Services, Inc. Class A	148	2,935
Korn Ferry	220	12,764
TrueBlue, Inc. (a)	143	2,560
		23,096
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Anywhere Real Estate, Inc. (a)	508	4,994
ROAD & RAIL — 0.4%
ArcBest Corp.	105	7,389
Heartland Express, Inc.	192	2,671
		10,060
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Axcelis Technologies, Inc. (a)	134	7,349
CEVA, Inc. (a)	92	3,087
Cohu, Inc. (a)	216	5,994
Diodes, Inc. (a)	181	11,687
FormFactor, Inc. (a)	311	12,045
Ichor Holdings, Ltd. (a)	116	3,014
Kulicke & Soffa Industries, Inc.	233	9,975
Onto Innovation, Inc. (a)	200	13,948
PDF Solutions, Inc. (a)	124	2,667
Rambus, Inc. (a)	444	9,541
Veeco Instruments, Inc. (a)	212	4,113
		83,420
SOFTWARE — 2.5%
8x8, Inc. (a)	517	2,662
Agilysys, Inc. (a)	80	3,782
Alarm.com Holdings, Inc. (a)	188	11,630
Cerence, Inc. (a)	156	3,936
Ebix, Inc.	100	1,690
InterDigital, Inc.	126	7,661
LivePerson, Inc. (a)	280	3,959
OneSpan, Inc. (a)	144	1,714
Progress Software Corp.	183	8,290
SPS Commerce, Inc. (a)	146	16,505
		61,829
SPECIALTY RETAIL — 4.1%
Aaron's Co., Inc.	114	1,659
Abercrombie & Fitch Co. Class A (a)	217	3,672
America's Car-Mart, Inc. (a)	27	2,716
Asbury Automotive Group, Inc. (a)	88	14,902
Bed Bath & Beyond, Inc. (a)	355	1,764
Boot Barn Holdings, Inc. (a)	117	8,062
Buckle, Inc.	120	3,323
Caleres, Inc.	160	4,198
Security Description	Shares	Value
Chico's FAS, Inc. (a)	508	$ 2,525
Children's Place, Inc. (a)	56	2,179
Group 1 Automotive, Inc.	70	11,886
Guess?, Inc.	160	2,728
Hibbett, Inc.	55	2,404
MarineMax, Inc. (a)	99	3,576
Monro, Inc.	142	6,089
ODP Corp. (a)	190	5,746
Rent-A-Center, Inc.	206	4,007
Sally Beauty Holdings, Inc. (a)	468	5,579
Signet Jewelers, Ltd.	190	10,157
Sleep Number Corp. (a)	99	3,064
		100,236
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Fossil Group, Inc. (a)	196	1,013
Kontoor Brands, Inc.	197	6,574
Movado Group, Inc.	64	1,980
Steven Madden, Ltd.	314	10,114
Unifi, Inc. (a)	56	787
Wolverine World Wide, Inc.	358	7,217
		27,685
THRIFTS & MORTGAGE FINANCE — 1.5%
Mr Cooper Group, Inc. (a)	303	11,132
Northfield Bancorp, Inc.	180	2,345
Northwest Bancshares, Inc.	526	6,733
Provident Financial Services, Inc.	320	7,123
WSFS Financial Corp.	265	10,624
		37,957
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Applied Industrial Technologies, Inc.	156	15,002
Boise Cascade Co.	157	9,340
NOW, Inc. (a)	443	4,333
Veritiv Corp. (a)	54	5,862
		34,537
WATER UTILITIES — 1.0%
American States Water Co.	153	12,471
California Water Service Group	219	12,165
		24,636
TOTAL COMMON STOCKS (Cost $2,914,344)		2,462,537
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (c) (d) (Cost $344)	344	344
TOTAL INVESTMENTS — 99.9% (Cost $2,914,688)		2,462,881
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,327
NET ASSETS — 100.0%		$ 2,465,208

See accompanying notes to financial statements.
191

SPDR SERIES TRUST
SPDR S&P SMALLCAP 600 ESG ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,462,537	$—	$—	$2,462,537
Short-Term Investment	344	—	—	344
TOTAL INVESTMENTS	$2,462,881	$—	$—	$2,462,881

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$3,063,870	$3,063,526	$—	$—	344	$344	$20
See accompanying notes to financial statements.
192

SPDR SERIES TRUST
SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.9%
General Dynamics Corp.	14,701	$ 3,252,596
Lockheed Martin Corp.	8,423	3,621,553
Northrop Grumman Corp.	8,147	3,898,910
		10,773,059
AIR FREIGHT & LOGISTICS — 1.3%
C.H. Robinson Worldwide, Inc.	36,021	3,651,449
Expeditors International of Washington, Inc.	34,126	3,325,920
		6,977,369
AUTO COMPONENTS — 0.3%
Gentex Corp.	65,510	1,832,315
BANKS — 0.4%
Commerce Bancshares, Inc.	32,473	2,131,852
BEVERAGES — 1.4%
PepsiCo, Inc.	48,402	8,066,677
BUILDING PRODUCTS — 0.3%
Lennox International, Inc.	9,091	1,878,110
CAPITAL MARKETS — 3.6%
CME Group, Inc.	21,134	4,326,130
FactSet Research Systems, Inc.	9,116	3,505,740
Intercontinental Exchange, Inc.	39,976	3,759,343
Nasdaq, Inc.	31,005	4,729,502
S&P Global, Inc.	11,196	3,773,724
		20,094,439
CHEMICALS — 3.2%
Air Products & Chemicals, Inc.	20,635	4,962,305
Corteva, Inc.	73,990	4,005,819
Ecolab, Inc.	24,041	3,696,544
Linde PLC	18,949	5,448,406
		18,113,074
COMMERCIAL SERVICES & SUPPLIES — 2.5%
MSA Safety, Inc.	10,117	1,224,865
Republic Services, Inc.	51,991	6,804,062
Waste Management, Inc.	39,227	6,000,947
		14,029,874
COMMUNICATIONS EQUIPMENT — 1.4%
Cisco Systems, Inc.	52,726	2,248,237
Juniper Networks, Inc.	88,361	2,518,288
Motorola Solutions, Inc.	15,155	3,176,488
		7,943,013
CONSTRUCTION MATERIALS — 0.7%
Vulcan Materials Co.	25,652	3,645,149
CONTAINERS & PACKAGING — 2.7%
Amcor PLC	364,689	4,533,084
AptarGroup, Inc.	18,091	1,867,172
Ball Corp.	49,804	3,425,021
Packaging Corp. of America	25,940	3,566,750
Security Description	Shares	Value
Sonoco Products Co.	26,782	$ 1,527,646
		14,919,673
DIVERSIFIED CONSUMER SERVICES — 0.5%
Service Corp. International	43,533	3,009,001
DIVERSIFIED FINANCIAL SERVICES — 1.0%
Berkshire Hathaway, Inc. Class B (a)	20,734	5,660,797
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
AT&T, Inc.	210,080	4,403,277
Verizon Communications, Inc.	143,634	7,289,425
		11,692,702
ELECTRIC UTILITIES — 3.7%
Duke Energy Corp.	65,875	7,062,459
Eversource Energy	80,157	6,770,862
Xcel Energy, Inc.	96,025	6,794,729
		20,628,050
ELECTRICAL EQUIPMENT — 1.1%
AMETEK, Inc.	26,078	2,865,712
Eaton Corp. PLC	24,782	3,122,284
		5,987,996
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Amphenol Corp. Class A	44,938	2,893,108
CDW Corp.	18,025	2,840,019
		5,733,127
ENTERTAINMENT — 0.6%
Electronic Arts, Inc.	20,826	2,533,483
Warner Bros Discovery, Inc. (a)	50,039	671,523
		3,205,006
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.1%
Alexandria Real Estate Equities, Inc. REIT	29,725	4,311,017
American Homes 4 Rent Class A REIT	85,484	3,029,553
American Tower Corp. REIT	24,362	6,226,684
Crown Castle International Corp. REIT	32,839	5,529,431
Duke Realty Corp. REIT	103,359	5,679,577
Equity LifeStyle Properties, Inc. REIT	52,379	3,691,148
Prologis, Inc. REIT	36,780	4,327,167
PS Business Parks, Inc. REIT	7,450	1,394,267
Public Storage REIT	16,878	5,277,244
		39,466,088
FOOD & STAPLES RETAILING — 1.2%
Casey's General Stores, Inc.	10,321	1,909,178
Costco Wholesale Corp.	10,328	4,950,004
		6,859,182
FOOD PRODUCTS — 1.6%
Flowers Foods, Inc.	54,239	1,427,571

See accompanying notes to financial statements.
193

SPDR SERIES TRUST
SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Hershey Co.	35,050	$ 7,541,358
		8,968,929
GAS UTILITIES — 1.1%
Atmos Energy Corp.	37,857	4,243,770
National Fuel Gas Co.	24,226	1,600,127
		5,843,897
HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
Abbott Laboratories	40,354	4,384,462
Baxter International, Inc.	49,466	3,177,201
Becton Dickinson & Co.	14,450	3,562,358
Embecta Corp. (a)	2,865	72,542
Medtronic PLC	45,925	4,121,769
STERIS PLC	16,572	3,416,318
		18,734,650
HOTELS, RESTAURANTS & LEISURE — 3.4%
Choice Hotels International, Inc.	9,825	1,096,765
McDonald's Corp.	30,160	7,445,901
Starbucks Corp.	38,927	2,973,634
Texas Roadhouse, Inc.	18,176	1,330,483
Yum China Holdings, Inc.	61,321	2,974,068
Yum! Brands, Inc.	27,073	3,073,056
		18,893,907
HOUSEHOLD DURABLES — 0.9%
Garmin, Ltd.	28,700	2,819,775
NVR, Inc. (a)	566	2,266,343
		5,086,118
HOUSEHOLD PRODUCTS — 4.3%
Colgate-Palmolive Co.	97,784	7,836,410
Kimberly-Clark Corp.	62,406	8,434,171
Procter & Gamble Co.	54,997	7,908,018
		24,178,599
INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	29,535	3,822,124
Honeywell International, Inc.	21,913	3,808,699
		7,630,823
INSURANCE — 10.0%
Alleghany Corp. (a)	3,632	3,025,819
Allstate Corp.	40,555	5,139,535
Arthur J Gallagher & Co.	33,265	5,423,526
Assurant, Inc.	15,225	2,631,641
Brown & Brown, Inc.	65,341	3,811,994
Loews Corp.	57,459	3,405,020
Markel Corp. (a)	3,742	4,839,342
Marsh & McLennan Cos., Inc.	36,078	5,601,110
Old Republic International Corp.	78,867	1,763,466
Progressive Corp.	43,812	5,094,021
RenaissanceRe Holdings, Ltd.	12,020	1,879,568
Travelers Cos., Inc.	31,856	5,387,805
Willis Towers Watson PLC	19,559	3,860,751
WR Berkley Corp.	58,959	4,024,541
		55,888,139
Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 0.5%
Alphabet, Inc. Class A (a)	1,277	$ 2,782,915
INTERNET & DIRECT MARKETING RETAIL — 0.3%
Amazon.com, Inc. (a)	17,383	1,846,248
IT SERVICES — 6.2%
Accenture PLC Class A	10,983	3,049,430
Amdocs, Ltd.	34,622	2,884,359
Automatic Data Processing, Inc.	17,932	3,766,437
Broadridge Financial Solutions, Inc.	22,357	3,186,990
Fidelity National Information Services, Inc.	34,617	3,173,340
Fiserv, Inc. (a)	40,002	3,558,978
Jack Henry & Associates, Inc.	20,158	3,628,843
Paychex, Inc.	32,064	3,651,128
VeriSign, Inc. (a)	17,841	2,985,335
Visa, Inc. Class A	22,855	4,499,921
		34,384,761
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Hasbro, Inc.	31,662	2,592,485
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Danaher Corp.	14,743	3,737,645
MACHINERY — 3.9%
Fortive Corp.	60,376	3,283,247
Graco, Inc.	46,687	2,773,675
IDEX Corp.	20,691	3,758,106
Illinois Tool Works, Inc.	20,671	3,767,290
Lincoln Electric Holdings, Inc.	15,475	1,908,996
PACCAR, Inc.	47,434	3,905,715
Toro Co.	29,043	2,201,169
		21,598,198
MEDIA — 0.5%
Comcast Corp. Class A	75,817	2,975,059
MULTI-UTILITIES — 6.5%
Ameren Corp.	71,888	6,495,800
CMS Energy Corp.	80,340	5,422,950
Consolidated Edison, Inc.	73,369	6,977,392
Dominion Energy, Inc.	88,668	7,076,593
NiSource, Inc.	113,182	3,337,737
WEC Energy Group, Inc.	67,398	6,782,935
		36,093,407
MULTILINE RETAIL — 1.0%
Dollar General Corp.	23,462	5,758,513
OIL, GAS & CONSUMABLE FUELS — 1.8%
Chevron Corp.	15,685	2,270,874
Exxon Mobil Corp.	26,684	2,285,218
Kinder Morgan, Inc.	186,062	3,118,399
Williams Cos., Inc.	70,236	2,192,066
		9,866,557
PHARMACEUTICALS — 3.4%
Bristol-Myers Squibb Co.	53,346	4,107,642
Johnson & Johnson	35,175	6,243,914
Merck & Co., Inc.	55,102	5,023,649

See accompanying notes to financial statements.
194

SPDR SERIES TRUST
SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Zoetis, Inc.	21,378	$ 3,674,665
		19,049,870
PROFESSIONAL SERVICES — 1.9%
Booz Allen Hamilton Holding Corp.	36,301	3,280,158
Jacobs Engineering Group, Inc.	30,196	3,838,818
Verisk Analytics, Inc.	20,270	3,508,534
		10,627,510
ROAD & RAIL — 0.8%
Landstar System, Inc.	10,421	1,515,422
Union Pacific Corp.	12,783	2,726,358
		4,241,780
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Texas Instruments, Inc.	22,929	3,523,041
SOFTWARE — 3.4%
Black Knight, Inc. (a)	41,700	2,726,763
Dolby Laboratories, Inc. Class A	27,901	1,996,596
Microsoft Corp.	17,827	4,578,508
Oracle Corp.	56,363	3,938,083
Roper Technologies, Inc.	8,137	3,211,267
Tyler Technologies, Inc. (a)	7,469	2,483,293
		18,934,510
SPECIALTY RETAIL — 3.1%
AutoZone, Inc. (a)	1,525	3,277,408
Home Depot, Inc.	11,502	3,154,653
O'Reilly Automotive, Inc. (a)	4,530	2,861,873
Ross Stores, Inc.	30,816	2,164,208
Security Description	Shares	Value
TJX Cos., Inc.	60,643	$ 3,386,912
Tractor Supply Co.	13,125	2,544,281
		17,389,335
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Columbia Sportswear Co.	9,725	696,115
NIKE, Inc. Class B	25,823	2,639,111
		3,335,226
TOTAL COMMON STOCKS (Cost $571,906,348)		556,608,675
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (b) (c) (Cost $1,572,298)	1,572,450	1,572,293
TOTAL INVESTMENTS — 100.1% (Cost $573,478,646)		558,180,968
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(438,156)
NET ASSETS — 100.0%		$ 557,742,812
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2022.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$556,608,675	$—	$—	$556,608,675
Short-Term Investment	1,572,293	—	—	1,572,293
TOTAL INVESTMENTS	$558,180,968	$—	$—	$558,180,968

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,290,489	$1,290,876	$20,045,033	$19,763,558	$(41)	$(17)	1,572,450	$1,572,293	$2,363
State Street Navigator Securities Lending Portfolio II	—	—	4,576,975	4,576,975	—	—	—	—	1,627
Total		$1,290,876	$24,622,008	$24,340,533	$(41)	$(17)		$1,572,293	$3,990
See accompanying notes to financial statements.
195

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SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.8%
Kaman Corp.	8,440	$ 263,750
Moog, Inc. Class A	4,097	325,261
National Presto Industries, Inc.	7,101	466,109
Parsons Corp. (a)	11,095	448,460
		1,503,580
AIR FREIGHT & LOGISTICS — 0.4%
Forward Air Corp.	4,159	382,462
Hub Group, Inc. Class A (a)	5,166	366,476
		748,938
AUTO COMPONENTS — 1.0%
Dorman Products, Inc. (a)	4,517	495,560
Gentherm, Inc. (a)	4,318	269,486
Standard Motor Products, Inc.	19,082	858,499
Stoneridge, Inc. (a)	11,985	205,543
		1,829,088
BANKS — 21.3%
1st Source Corp.	13,378	607,361
Allegiance Bancshares, Inc.	13,581	512,819
Arrow Financial Corp.	21,290	677,235
Associated Banc-Corp.	24,036	438,897
Bank of Hawaii Corp.	5,670	421,848
Bank of Marin Bancorp	21,052	669,033
Banner Corp.	8,356	469,691
Brookline Bancorp, Inc.	38,247	509,068
Cambridge Bancorp	9,280	767,456
Camden National Corp.	13,346	587,891
Capital City Bank Group, Inc.	17,517	488,549
Cathay General Bancorp	9,930	388,760
Central Pacific Financial Corp.	16,483	353,560
City Holding Co.	12,511	999,379
Columbia Banking System, Inc.	12,782	366,204
Community Bank System, Inc.	12,862	813,907
Community Trust Bancorp, Inc.	18,472	747,008
CVB Financial Corp.	36,645	909,162
Enterprise Bancorp, Inc.	12,536	403,534
Enterprise Financial Services Corp.	9,411	390,557
Farmers National Banc Corp.	34,503	517,545
First Bancshares, Inc.	14,812	423,623
First Busey Corp.	23,777	543,304
First Commonwealth Financial Corp.	33,028	443,236
First Community Bankshares, Inc.	20,280	596,435
First Financial Corp.	15,635	695,757
First Interstate BancSystem, Inc. Class A	14,307	545,240
First Merchants Corp.	11,278	401,722
First Mid Bancshares, Inc.	17,567	626,615
First of Long Island Corp.	30,708	538,311
Flushing Financial Corp.	23,305	495,464
Fulton Financial Corp.	35,589	514,261
German American Bancorp, Inc.	17,653	603,380
Great Southern Bancorp, Inc.	11,097	649,840
Security Description	Shares	Value
HarborOne Bancorp, Inc.	45,600	$ 628,824
Heartland Financial USA, Inc.	10,019	416,189
Heritage Financial Corp.	26,559	668,224
Hilltop Holdings, Inc.	16,172	431,146
HomeTrust Bancshares, Inc.	20,249	506,225
Independent Bank Corp. (b)	6,356	504,857
Independent Bank Corp. (b)	19,882	383,325
International Bancshares Corp.	11,830	474,146
Lakeland Bancorp, Inc.	35,021	512,007
Lakeland Financial Corp.	6,889	457,567
Mercantile Bank Corp.	13,453	429,823
MidWestOne Financial Group, Inc.	16,837	500,396
National Bank Holdings Corp. Class A	13,403	512,933
NBT Bancorp, Inc.	23,702	890,958
Nicolet Bankshares, Inc. (a)	8,832	638,907
OceanFirst Financial Corp.	24,549	469,622
Park National Corp.	5,214	632,198
Peoples Bancorp, Inc.	20,727	551,338
QCR Holdings, Inc.	10,248	553,290
S&T Bancorp, Inc.	19,371	531,347
Sandy Spring Bancorp, Inc.	11,938	466,418
ServisFirst Bancshares, Inc.	5,771	455,447
Simmons First National Corp. Class A	21,102	448,629
Southside Bancshares, Inc.	23,180	867,396
Stock Yards Bancorp, Inc. (c)	10,019	599,337
Tompkins Financial Corp.	9,077	654,452
Towne Bank	17,846	484,519
TriCo Bancshares	16,002	730,331
Trustmark Corp.	19,870	580,005
UMB Financial Corp.	5,660	487,326
Umpqua Holdings Corp.	23,352	391,613
Univest Financial Corp.	16,407	417,394
Washington Federal, Inc.	22,398	672,388
Washington Trust Bancorp, Inc.	12,158	588,082
WesBanco, Inc.	14,602	463,029
West BanCorp, Inc.	20,154	490,548
Westamerica BanCorp	16,951	943,493
		39,550,381
BIOTECHNOLOGY — 1.4%
Agios Pharmaceuticals, Inc. (a)	4,916	108,988
Akero Therapeutics, Inc. (a)	11,012	104,063
Albireo Pharma, Inc. (a)	4,916	97,632
Alkermes PLC (a)	9,300	277,047
Amicus Therapeutics, Inc. (a)	15,772	169,391
Eagle Pharmaceuticals, Inc. (a)	4,583	203,623
Emergent BioSolutions, Inc. (a)	5,115	158,770
Enanta Pharmaceuticals, Inc. (a)	2,323	109,808
Halozyme Therapeutics, Inc. (a)	6,211	273,284
Heron Therapeutics, Inc. (a) (c)	28,234	78,773
Ionis Pharmaceuticals, Inc. (a)	8,751	323,962
Ironwood Pharmaceuticals, Inc. (a)	22,007	253,741
Sinovac Biotech, Ltd. (a)	30,008	194,152
Vanda Pharmaceuticals, Inc. (a)	14,216	154,954

See accompanying notes to financial statements.
196

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SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Xencor, Inc. (a)	6,525	$ 178,589
		2,686,777
BUILDING PRODUCTS — 0.9%
AAON, Inc.	9,615	526,517
Armstrong World Industries, Inc.	4,599	344,741
CSW Industrials, Inc.	4,554	469,199
Zurn water solutions Corp.	11,990	326,608
		1,667,065
CAPITAL MARKETS — 0.4%
PJT Partners, Inc. Class A	10,037	705,400
CHEMICALS — 3.4%
American Vanguard Corp.	19,925	445,324
Ashland Global Holdings, Inc.	5,479	564,611
Balchem Corp.	4,485	581,884
Chase Corp.	6,120	476,197
Hawkins, Inc.	7,033	253,399
HB Fuller Co.	4,800	289,008
Innospec, Inc.	4,105	393,218
Minerals Technologies, Inc.	6,254	383,620
NewMarket Corp.	3,391	1,020,555
Quaker Chemical Corp. (c)	1,940	290,069
Schweitzer-Mauduit International, Inc.	10,914	274,160
Sensient Technologies Corp.	8,723	702,725
Stepan Co.	6,927	702,051
		6,376,821
COMMERCIAL SERVICES & SUPPLIES — 2.0%
ABM Industries, Inc.	7,303	317,096
Brady Corp. Class A	13,214	624,229
Casella Waste Systems, Inc. Class A (a)	5,423	394,144
Ennis, Inc.	33,903	685,858
Healthcare Services Group, Inc.	19,521	339,861
HNI Corp.	11,653	404,243
Matthews International Corp. Class A	11,293	323,770
UniFirst Corp.	3,595	618,987
		3,708,188
COMMUNICATIONS EQUIPMENT — 1.0%
Ituran Location & Control, Ltd.	14,257	349,154
NetScout Systems, Inc. (a)	18,888	639,359
Radware, Ltd. (a)	11,521	249,660
Viasat, Inc. (a)	5,321	162,982
Viavi Solutions, Inc. (a)	32,148	425,318
		1,826,473
CONSTRUCTION & ENGINEERING — 1.0%
Arcosa, Inc.	8,700	403,941
Argan, Inc.	10,969	409,363
Great Lakes Dredge & Dock Corp. (a)	26,154	342,879
Primoris Services Corp.	12,787	278,245
Valmont Industries, Inc.	2,199	493,962
		1,928,390
Security Description	Shares	Value
CONSUMER FINANCE — 0.3%
Nelnet, Inc. Class A	6,932	$ 590,953
CONTAINERS & PACKAGING — 1.1%
Greif, Inc. Class A	8,435	526,175
Silgan Holdings, Inc.	20,483	846,972
TriMas Corp.	21,977	608,543
		1,981,690
DIVERSIFIED CONSUMER SERVICES — 1.5%
Adtalem Global Education, Inc. (a)	11,297	406,353
Carriage Services, Inc.	5,097	202,096
Frontdoor, Inc. (a)	9,438	227,267
Graham Holdings Co. Class B	768	435,333
H&R Block, Inc.	14,820	523,443
Perdoceo Education Corp. (a)	20,351	239,735
Strategic Education, Inc.	5,029	354,947
Terminix Global Holdings, Inc. (a)	8,259	335,728
		2,724,902
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Alerus Financial Corp.	20,391	485,510
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Anterix, Inc. (a)	4,522	185,718
ATN International, Inc.	11,981	562,029
Cogent Communications Holdings, Inc.	7,812	474,657
EchoStar Corp. Class A (a)	20,517	395,978
Liberty Latin America, Ltd. Class C (a)	27,205	211,927
		1,830,309
ELECTRIC UTILITIES — 1.6%
ALLETE, Inc.	14,625	859,658
Hawaiian Electric Industries, Inc.	22,877	935,669
MGE Energy, Inc.	14,170	1,102,851
		2,898,178
ELECTRICAL EQUIPMENT — 0.4%
Encore Wire Corp.	2,776	288,482
EnerSys	4,672	275,461
Vertiv Holdings Co.	24,384	200,437
		764,380
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Avnet, Inc.	8,920	382,490
Badger Meter, Inc.	5,874	475,148
Benchmark Electronics, Inc.	13,917	313,967
CTS Corp.	9,889	336,720
ePlus, Inc. (a)	7,024	373,115
Hollysys Automation Technologies, Ltd.	23,769	351,781
Knowles Corp. (a)	20,053	347,518
Methode Electronics, Inc.	9,914	367,215
Novanta, Inc. (a)	2,906	352,411
OSI Systems, Inc. (a)	6,690	571,594
Plexus Corp. (a)	5,638	442,583
Sanmina Corp. (a)	7,057	287,432

See accompanying notes to financial statements.
197

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SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
ScanSource, Inc. (a)	8,107	$ 252,452
TTM Technologies, Inc. (a)	19,959	249,487
Vishay Intertechnology, Inc.	17,560	312,919
		5,416,832
ENERGY EQUIPMENT & SERVICES — 0.5%
Archrock, Inc.	15,043	124,406
Cactus, Inc. Class A	1,909	76,875
Dril-Quip, Inc. (a)	5,276	136,121
Expro Group Holdings NV (a)	6,494	74,811
Helmerich & Payne, Inc.	2,945	126,812
National Energy Services Reunited Corp. (a) (c)	17,474	118,474
Solaris Oilfield Infrastructure, Inc. Class A	10,309	112,162
TechnipFMC PLC (a)	17,698	119,107
Tidewater, Inc. (a)	5,113	107,833
		996,601
ENTERTAINMENT — 0.4%
Madison Square Garden Sports Corp. (a)	2,675	403,925
Manchester United PLC Class A (c)	25,875	287,730
		691,655
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 9.8%
Agree Realty Corp. REIT	16,352	1,179,470
Apple Hospitality REIT, Inc.	25,957	380,789
Armada Hoffler Properties, Inc. REIT	35,261	452,751
Brandywine Realty Trust REIT	39,556	381,320
Centerspace REIT	5,357	436,863
Community Healthcare Trust, Inc. REIT	17,889	647,761
Corporate Office Properties Trust REIT	23,188	607,294
Easterly Government Properties, Inc. REIT	52,677	1,002,970
Equity Commonwealth REIT (a)	135,190	3,721,781
Four Corners Property Trust, Inc. REIT	20,871	554,960
Getty Realty Corp. REIT	30,274	802,261
Gladstone Commercial Corp. REIT	28,338	533,888
Gladstone Land Corp. REIT	15,197	336,765
Global Medical REIT, Inc.	31,691	355,890
Global Net Lease, Inc. REIT	33,299	471,514
Healthcare Realty Trust, Inc. REIT	33,822	919,958
Hudson Pacific Properties, Inc. REIT	21,044	312,293
Industrial Logistics Properties Trust REIT	26,031	366,516
JBG SMITH Properties REIT	20,957	495,423
LTC Properties, Inc. REIT (c)	16,696	640,959
LXP Industrial Trust REIT	53,363	573,119
National Health Investors, Inc. REIT	9,272	561,976
Physicians Realty Trust REIT	43,735	763,176
Security Description	Shares	Value
Piedmont Office Realty Trust, Inc. Class A REIT	31,964	$ 419,368
PotlatchDeltic Corp. REIT	9,159	404,736
Universal Health Realty Income Trust REIT	8,160	434,194
Washington Real Estate Investment Trust	25,168	536,330
		18,294,325
FOOD & STAPLES RETAILING — 0.5%
PriceSmart, Inc.	5,744	411,443
Weis Markets, Inc.	7,037	524,538
		935,981
FOOD PRODUCTS — 2.5%
Calavo Growers, Inc.	9,837	410,400
Cal-Maine Foods, Inc.	13,933	688,430
Fresh Del Monte Produce, Inc.	12,050	355,836
Hostess Brands, Inc. (a)	21,247	450,649
J & J Snack Foods Corp.	5,005	698,998
John B Sanfilippo & Son, Inc.	5,113	370,641
Lancaster Colony Corp.	5,087	655,104
Nomad Foods, Ltd. (a)	32,509	649,855
Sanderson Farms, Inc.	2,038	439,250
		4,719,163
GAS UTILITIES — 1.7%
Chesapeake Utilities Corp.	6,840	886,122
Southwest Gas Holdings, Inc.	14,521	1,264,489
Spire, Inc.	14,438	1,073,754
		3,224,365
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
AngioDynamics, Inc. (a)	10,803	209,038
Artivion, Inc. (a)	10,335	195,125
AtriCure, Inc. (a)	3,837	156,780
Avanos Medical, Inc. (a)	7,561	206,718
Cardiovascular Systems, Inc. (a)	10,202	146,501
CONMED Corp.	2,286	218,907
Haemonetics Corp. (a)	4,327	282,034
Heska Corp. (a)	1,051	99,330
iRadimed Corp.	3,441	116,788
LeMaitre Vascular, Inc.	5,771	262,869
LivaNova PLC (a)	3,632	226,891
Merit Medical Systems, Inc. (a)	3,339	181,208
Mesa Laboratories, Inc.	1,397	284,904
Natus Medical, Inc. (a)	12,548	411,198
Neogen Corp. (a)	12,932	311,532
Nevro Corp. (a)	2,288	100,283
NuVasive, Inc. (a)	5,802	285,226
Orthofix Medical, Inc. (a)	10,060	236,812
OrthoPediatrics Corp. (a) (c)	3,832	165,351
SeaSpine Holdings Corp. (a)	14,099	79,659
Surmodics, Inc. (a)	4,674	174,013
UFP Technologies, Inc. (a)	7,848	624,465
Varex Imaging Corp. (a)	8,967	191,804
		5,167,436

See accompanying notes to financial statements.
198

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.2%
Addus HomeCare Corp. (a)	3,547	$ 295,394
Amedisys, Inc. (a)	1,376	144,645
Brookdale Senior Living, Inc. (a)	20,438	92,789
Ensign Group, Inc.	3,621	266,035
Hanger, Inc. (a)	15,042	215,401
LHC Group, Inc. (a)	2,164	337,021
National HealthCare Corp.	15,025	1,050,248
National Research Corp. (c)	7,205	275,807
Patterson Cos., Inc.	8,399	254,490
Premier, Inc. Class A	16,649	594,036
Select Medical Holdings Corp.	9,731	229,846
US Physical Therapy, Inc.	3,178	347,038
		4,102,750
HEALTH CARE TECHNOLOGY — 0.5%
Computer Programs & Systems, Inc. (a)	12,063	385,654
HealthStream, Inc. (a)	26,118	567,022
		952,676
HOTELS, RESTAURANTS & LEISURE — 1.0%
Accel Entertainment, Inc. (a)	18,288	194,219
Cheesecake Factory, Inc. (c)	5,922	156,459
Cracker Barrel Old Country Store, Inc.	2,845	237,529
MakeMyTrip, Ltd. (a) (c)	8,750	224,700
Monarch Casino & Resort, Inc. (a)	2,552	149,726
Papa John's International, Inc.	2,806	234,357
Travel + Leisure Co.	4,102	159,240
Wendy's Co.	21,449	404,957
Wingstop, Inc.	1,835	137,203
		1,898,390
HOUSEHOLD DURABLES — 1.1%
Cavco Industries, Inc. (a)	934	183,055
Ethan Allen Interiors, Inc. (c)	11,374	229,868
Green Brick Partners, Inc. (a)	10,048	196,639
Helen of Troy, Ltd. (a)	2,287	371,432
La-Z-Boy, Inc.	10,897	258,368
Leggett & Platt, Inc.	8,336	288,259
MDC Holdings, Inc.	6,335	204,684
Taylor Morrison Home Corp. (a)	6,544	152,868
Tri Pointe Homes, Inc. (a)	10,011	168,885
		2,054,058
HOUSEHOLD PRODUCTS — 0.7%
Central Garden & Pet Co. (a)	7,270	308,393
Energizer Holdings, Inc.	10,703	303,430
WD-40 Co. (c)	2,963	596,630
		1,208,453
INSURANCE — 5.6%
AMERISAFE, Inc.	20,074	1,044,049
Axis Capital Holdings, Ltd.	9,567	546,180
CNO Financial Group, Inc.	20,255	366,413
Employers Holdings, Inc.	15,694	657,422
Enstar Group, Ltd. (a)	3,088	660,770
Security Description	Shares	Value
Hanover Insurance Group, Inc.	5,886	$ 860,827
Horace Mann Educators Corp.	18,349	704,235
James River Group Holdings, Ltd.	20,693	512,773
RLI Corp.	7,275	848,192
Safety Insurance Group, Inc.	12,228	1,187,339
Selective Insurance Group, Inc.	8,845	768,984
SiriusPoint, Ltd. (a)	64,207	348,002
United Fire Group, Inc.	17,462	597,724
White Mountains Insurance Group, Ltd.	1,109	1,381,958
		10,484,868
INTERACTIVE MEDIA & SERVICES — 0.2%
Ziff Davis, Inc. (a)	4,564	340,155
IT SERVICES — 2.3%
Cass Information Systems, Inc.	16,785	567,333
CSG Systems International, Inc.	9,996	596,561
EVERTEC, Inc.	10,602	391,002
ExlService Holdings, Inc. (a)	4,322	636,760
Hackett Group, Inc.	20,193	383,061
MAXIMUS, Inc.	14,282	892,768
Paya Holdings, Inc. (a)	76,937	505,476
Tucows, Inc. Class A (a) (c)	5,191	231,052
		4,204,013
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Clarus Corp.	16,008	303,992
Johnson Outdoors, Inc. Class A	2,935	179,504
Sturm Ruger & Co., Inc.	3,801	241,934
		725,430
LIFE SCIENCES TOOLS & SERVICES — 0.0% (d)
NeoGenomics, Inc. (a)	9,881	80,530
MACHINERY — 4.6%
Alamo Group, Inc.	3,960	461,063
Albany International Corp. Class A	4,036	317,996
Allison Transmission Holdings, Inc.	14,630	562,524
Barnes Group, Inc.	9,049	281,786
Columbus McKinnon Corp.	7,670	217,598
Douglas Dynamics, Inc.	13,311	382,558
Enerpac Tool Group Corp.	18,304	348,142
ESCO Technologies, Inc.	6,751	461,566
Federal Signal Corp.	15,104	537,702
Franklin Electric Co., Inc.	8,377	613,699
Gorman-Rupp Co.	15,901	449,998
Hillenbrand, Inc.	7,513	307,732
Kadant, Inc.	1,917	349,565
Lindsay Corp.	5,590	742,464
Mueller Industries, Inc.	5,947	316,916
Mueller Water Products, Inc. Class A	36,230	424,978
SPX Corp. (a)	7,374	389,642
Standex International Corp.	3,987	338,018
Tennant Co.	5,765	341,576
Trinity Industries, Inc.	11,397	276,035

See accompanying notes to financial statements.
199

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Watts Water Technologies, Inc. Class A	4,220	$ 518,385
		8,639,943
MARINE — 0.1%
Matson, Inc.	3,049	222,211
MEDIA — 0.9%
John Wiley & Sons, Inc. Class A	8,891	424,634
Scholastic Corp.	11,255	404,842
Sinclair Broadcast Group, Inc. Class A	7,080	144,432
TechTarget, Inc. (a)	2,933	192,757
TEGNA, Inc.	17,898	375,321
Thryv Holdings, Inc. (a)	6,195	138,706
		1,680,692
METALS & MINING — 0.3%
SunCoke Energy, Inc.	18,656	127,047
Warrior Met Coal, Inc.	4,131	126,450
Worthington Industries, Inc.	5,407	238,449
		491,946
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.9%
Broadmark Realty Capital, Inc. REIT (c)	79,331	532,311
KKR Real Estate Finance Trust, Inc. REIT (c)	62,361	1,088,199
		1,620,510
MULTI-UTILITIES — 0.5%
Black Hills Corp.	13,965	1,016,233
OIL, GAS & CONSUMABLE FUELS — 1.2%
Arch Resources, Inc.	1,113	159,259
Brigham Minerals, Inc. Class A	4,425	108,988
CNX Resources Corp. (a)	5,505	90,612
CVR Energy, Inc.	5,917	198,219
Delek US Holdings, Inc.	5,484	141,707
Geopark, Ltd.	6,955	89,859
Par Pacific Holdings, Inc. (a)	7,290	113,651
Permian Basin Royalty Trust (c)	14,945	247,340
Sabine Royalty Trust (c)	9,351	569,289
SFL Corp., Ltd.	40,195	381,451
Sitio Royalties Corp.	5,358	124,198
		2,224,573
PAPER & FOREST PRODUCTS — 0.2%
Neenah, Inc.	9,341	318,902
PERSONAL PRODUCTS — 0.2%
Herbalife Nutrition, Ltd. (a)	8,356	170,880
Inter Parfums, Inc.	3,834	280,112
		450,992
PHARMACEUTICALS — 1.4%
Amphastar Pharmaceuticals, Inc. (a)	10,809	376,045
ANI Pharmaceuticals, Inc. (a)	5,604	166,271
Innoviva, Inc. (a)	16,836	248,499
Security Description	Shares	Value
Pacira BioSciences, Inc. (a)	3,210	$ 187,143
Perrigo Co. PLC	8,304	336,893
Phibro Animal Health Corp. Class A	15,918	304,511
Prestige Consumer Healthcare, Inc. (a)	8,517	500,800
SIGA Technologies, Inc. (c)	23,695	274,388
Supernus Pharmaceuticals, Inc. (a)	6,690	193,475
		2,588,025
PROFESSIONAL SERVICES — 2.5%
CBIZ, Inc. (a)	14,586	582,857
Exponent, Inc.	6,047	553,119
Forrester Research, Inc. (a)	9,317	445,725
FTI Consulting, Inc. (a)	3,110	562,443
ICF International, Inc.	8,065	766,175
ManTech International Corp. Class A	5,660	540,247
Resources Connection, Inc.	31,386	639,333
Science Applications International Corp.	6,902	642,576
		4,732,475
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Kennedy-Wilson Holdings, Inc.	23,433	443,821
Tejon Ranch Co. (a)	33,728	523,459
		967,280
ROAD & RAIL — 1.2%
Heartland Express, Inc.	57,357	797,836
Marten Transport, Ltd.	26,995	454,056
Schneider National, Inc. Class B	18,490	413,806
Werner Enterprises, Inc.	16,504	636,064
		2,301,762
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
CEVA, Inc. (a)	7,130	239,283
Cirrus Logic, Inc. (a)	3,789	274,854
Diodes, Inc. (a)	3,238	209,078
Nova Measuring Instruments, Ltd. (a) (c)	3,089	273,469
Rambus, Inc. (a)	12,306	264,456
		1,261,140
SOFTWARE — 2.5%
ACI Worldwide, Inc. (a)	14,846	384,363
Altair Engineering, Inc. Class A (a)	4,131	216,877
American Software, Inc. Class A	13,378	216,188
Blackbaud, Inc. (a)	7,381	428,615
Box, Inc. Class A (a)	10,323	259,520
CommVault Systems, Inc. (a)	6,476	407,340
Envestnet, Inc. (a)	4,853	256,093
InterDigital, Inc.	7,789	473,571
Model N, Inc. (a) (c)	10,536	269,511
Progress Software Corp.	9,139	413,997
Q2 Holdings, Inc. (a)	4,719	182,012
Qualys, Inc. (a)	2,269	286,212
Sapiens International Corp. NV	10,029	242,602

See accompanying notes to financial statements.
200

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
SPS Commerce, Inc. (a)	2,659	$ 300,600
Verint Systems, Inc. (a)	8,000	338,800
		4,676,301
SPECIALTY RETAIL — 1.1%
America's Car-Mart, Inc. (a)	2,440	245,464
Arko Corp.	88,841	724,942
Asbury Automotive Group, Inc. (a)	1,316	222,851
Monro, Inc.	6,876	294,843
Murphy USA, Inc.	1,988	462,946
		1,951,046
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Carter's, Inc.	3,995	281,568
Oxford Industries, Inc.	3,099	275,005
Steven Madden, Ltd.	8,252	265,797
Wolverine World Wide, Inc.	10,978	221,316
		1,043,686
THRIFTS & MORTGAGE FINANCE — 2.8%
Bridgewater Bancshares, Inc. (a)	29,503	476,178
Capitol Federal Financial, Inc.	86,574	794,749
Kearny Financial Corp.	53,655	596,107
Northfield Bancorp, Inc.	45,470	592,474
Northwest Bancshares, Inc.	62,237	796,634
Provident Financial Services, Inc.	20,664	459,981
Southern Missouri Bancorp, Inc.	9,538	431,690
TrustCo Bank Corp.	17,023	524,989
Waterstone Financial, Inc.	28,253	481,714
		5,154,516
TOBACCO — 0.4%
Universal Corp.	6,713	406,137
Vector Group, Ltd.	34,618	363,489
		769,626
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Applied Industrial Technologies, Inc.	3,714	357,175
GATX Corp.	5,666	533,511
McGrath RentCorp	6,413	487,388
MSC Industrial Direct Co., Inc. Class A	6,178	464,030
Rush Enterprises, Inc. Class A	7,528	362,850
Transcat, Inc. (a)	6,045	343,416
		2,548,370
Security Description	Shares	Value
WATER UTILITIES — 0.5%
American States Water Co.	11,685	$ 952,444
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Shenandoah Telecommunications Co.	16,563	367,698
Telephone & Data Systems, Inc.	17,116	270,262
		637,960
TOTAL COMMON STOCKS (Cost $195,072,768)		185,555,337
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (e) (f)	291,524	291,495
State Street Navigator Securities Lending Portfolio II (g) (h)	2,176,489	2,176,489
TOTAL SHORT-TERM INVESTMENTS (Cost $2,467,982)		2,467,984
TOTAL INVESTMENTS — 101.0% (Cost $197,540,750)		188,023,321
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(1,938,682)
NET ASSETS — 100.0%		$ 186,084,639
(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	All or a portion of the shares of the security are on loan at June 30, 2022.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2022.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
201

SPDR SERIES TRUST
SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$185,361,185	$194,152	$—	$185,555,337
Short-Term Investments	2,467,984	—	—	2,467,984
TOTAL INVESTMENTS	$187,829,169	$194,152	$—	$188,023,321

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	283,689	$ 283,774	$ 11,002,619	$10,994,832	$(68)	$ 2	291,524	$ 291,495	$ 570
State Street Navigator Securities Lending Portfolio II	836,615	836,615	17,338,270	15,998,396	—	—	2,176,489	2,176,489	11,226
Total		$1,120,389	$28,340,889	$26,993,228	$(68)	$ 2		$2,467,984	$11,796
See accompanying notes to financial statements.
202

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203

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2022

	SPDR MSCI USA Climate Paris Aligned ETF	SPDR Russell 1000 Low Volatility Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Yield Focus ETF
ASSETS
Investments in unaffiliated issuers, at value*	$131,140,128	$539,874,998	$ 267,419,048	$777,452,549
Investments in affiliated issuers, at value	221,487	3,008,245	2,876,272	7,175,723
Total Investments	131,361,615	542,883,243	270,295,320	784,628,272
Net cash at broker	—	47,311	12,915	67,261
Cash	—	38	7	20
Receivable from broker — accumulated variation margin on futures contracts	—	—	4,919	21,862
Receivable for investments sold	—	—	—	—
Receivable for fund shares sold	—	—	—	1,409
Dividends receivable — unaffiliated issuers	86,720	772,386	332,150	2,049,501
Dividends receivable — affiliated issuers	219	636	350	1,702
Securities lending income receivable — unaffiliated issuers	—	85	177	124
Securities lending income receivable — affiliated issuers	—	1,640	2,848	356
Receivable from Adviser	—	—	—	—
TOTAL ASSETS	131,448,554	543,705,339	270,648,686	786,770,507
LIABILITIES
Due to custodian	—	—	—	—
Payable upon return of securities loaned	—	2,648,196	2,675,497	6,810,858
Payable for investments purchased	—	—	—	—
Payable to broker – accumulated variation margin on open futures contracts	—	9,246	—	—
Advisory fee payable	11,078	93,386	45,852	127,500
Trustees’ fees and expenses payable	1	135	78	142
Accrued expenses and other liabilities	—	1,823	1,724	126
TOTAL LIABILITIES	11,079	2,752,786	2,723,151	6,938,626
NET ASSETS	$131,437,475	$540,952,553	$ 267,925,535	$779,831,881
NET ASSETS CONSIST OF:
Paid-in Capital	$152,413,991	$578,303,595	$ 370,463,909	$855,932,059
Total distributable earnings (loss)**	(20,976,516)	(37,351,042)	(102,538,374)	(76,100,178)
NET ASSETS	$131,437,475	$540,952,553	$ 267,925,535	$779,831,881
NET ASSET VALUE PER SHARE
Net asset value per share	$ 21.20	$ 98.00	$ 85.87	$ 89.12
Shares outstanding (unlimited amount authorized, $0.01 par value)	6,200,000	5,520,000	3,120,000	8,750,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$152,081,742	$ 511,438,205	$ 257,153,978	$788,020,840
Investments in affiliated issuers	221,502	3,008,253	2,881,686	7,175,723
Total cost of investments	$152,303,244	$514,446,458	$ 260,035,664	$795,196,563
* Includes investments in securities on loan, at value	$ —	$ 2,779,612	$ 2,854,169	$ 6,360,568
See accompanying notes to financial statements.
204

SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF	SPDR S&P 500 ESG ETF	SPDR S&P 600 Small Cap ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF

$1,287,384,018	$1,427,807,553	$433,556,959	$1,595,233,203	$2,034,535,127	$ 3,822,680,972
21,482,073	19,186,227	705,590	65,933,606	121,305,857	161,163,259
1,308,866,091	1,446,993,780	434,262,549	1,661,166,809	2,155,840,984	3,983,844,231
—	—	43,467	—	—	—
—	—	—	269,110	808,670	323
—	—	—	—	—	—
460,601	—	—	—	—	—
864	—	—	9,401	9,927	9,083
829,259	2,016,352	320,582	1,837,581	1,788,140	5,258,167
1,201	3,945	3,908	2,534	3,065	6,774
110,224	4,498	—	8,952	13,678	17,311
120,255	3,937	—	11,539	17,111	29,892
—	—	—	137,248	—	—
1,310,388,495	1,449,022,512	434,630,506	1,663,443,174	2,158,481,575	3,989,165,781

548,218	—	—	—	—	—
20,113,455	17,718,162	—	64,945,588	119,883,511	153,457,896
—	—	—	—	61,181	—
—	—	16,510	—	—	—
177,545	178,485	36,883	202,402	248,707	483,180
447	364	57	381	531	847
—	—	—	—	—	—
20,839,665	17,897,011	53,450	65,148,371	120,193,930	153,941,923
$1,289,548,830	$1,431,125,501	$434,577,056	$1,598,294,803	$2,038,287,645	$ 3,835,223,858

$ 1,911,278,928	$1,995,106,472	$481,866,550	$1,794,228,837	$2,641,459,069	$ 4,880,074,836
(621,730,098)	(563,980,971)	(47,289,494)	(195,934,034)	(603,171,424)	(1,044,850,978)
$1,289,548,830	$1,431,125,501	$434,577,056	$1,598,294,803	$2,038,287,645	$ 3,835,223,858

$ 60.97	$ 60.51	$ 36.21	$ 80.11	$ 70.53	$ 72.36
21,150,000	23,650,000	12,000,000	19,950,046	28,900,028	53,002,102

$1,571,753,874	$1,697,208,450	$477,475,054	$1,673,684,950	$2,131,579,717	$ 4,194,063,494
21,482,073	19,186,227	839,137	65,933,611	121,305,942	161,163,286
$1,593,235,947	$1,716,394,677	$478,314,191	$1,739,618,561	$2,252,885,659	$ 4,355,226,780
$ 45,888,024	$ 46,797,169	$ —	$ 131,449,708	$ 206,610,776	$ 226,065,500
205

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2022

	SPDR S&P 1500 Momentum Tilt ETF	SPDR S&P 1500 Value Tilt ETF	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF
ASSETS
Investments in unaffiliated issuers, at value*	$72,051,636	$203,001,826	$ 265,761,091	$17,287,101
Investments in affiliated issuers, at value	217,600	1,098,654	22,691,075	170,536
Total Investments	72,269,236	204,100,480	288,452,166	17,457,637
Foreign currency, at value	—	—	—	—
Cash	—	4,544	—	—
Receivable for investments sold	—	—	42,053	—
Receivable for fund shares sold	—	—	—	—
Dividends receivable — unaffiliated issuers	53,872	212,078	940,843	5,923
Dividends receivable — affiliated issuers	464	352	29,062	26
Securities lending income receivable — unaffiliated issuers	8	89	30,143	29
Securities lending income receivable — affiliated issuers	240	723	13,315	18
Receivable for foreign taxes recoverable	—	—	39,529	—
TOTAL ASSETS	72,323,820	204,318,266	289,547,111	17,463,633
LIABILITIES
Due to custodian	—	—	2,317	—
Payable upon return of securities loaned	30,829	762,292	22,471,653	148,294
Payable for investments purchased	—	—	—	—
Payable for fund shares repurchased	—	—	—	—
Advisory fee payable	7,368	22,804	103,325	6,655
Trustees’ fees and expenses payable	20	38	65	5
TOTAL LIABILITIES	38,217	785,134	22,577,360	154,954
NET ASSETS	$72,285,603	$203,533,132	$ 266,969,751	$17,308,679
NET ASSETS CONSIST OF:
Paid-in Capital	$78,942,559	$233,976,261	$ 418,359,520	$ 21,211,479
Total distributable earnings (loss)	(6,656,956)	(30,443,129)	(151,389,769)	(3,902,800)
NET ASSETS	$72,285,603	$203,533,132	$ 266,969,751	$17,308,679
NET ASSET VALUE PER SHARE
Net asset value per share	$ 160.63	$ 133.90	$ 78.18	$ 35.32
Shares outstanding (unlimited amount authorized, $0.01 par value)	450,000	1,520,000	3,415,000	490,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$69,976,485	$229,106,907	$ 334,996,267	$19,513,241
Investments in affiliated issuers	229,343	1,191,288	22,691,082	170,536
Total cost of investments	$70,205,828	$230,298,195	$ 357,687,349	$19,683,777
Foreign currency, at cost	$ —	$ —	$ —	$ —
* Includes investments in securities on loan, at value	$ 84,765	$ 1,077,160	$ 61,745,356	$ 334,945
See accompanying notes to financial statements.
206

SPDR S&P Kensho Future Security ETF	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF	SPDR S&P SmallCap 600 ESG ETF	SPDR SSGA US Large Cap Low Volatility Index ETF

$28,555,051	$ 31,042,358	$ 1,533,553,331	$ 76,973,276	$2,462,537	$556,608,675
334,151	2,987,768	143,772,371	8,060,289	344	1,572,293
28,889,202	34,030,126	1,677,325,702	85,033,565	2,462,881	558,180,968
—	—	13,061	—	—	—
—	—	11,538,647	1,942,735	—	7
—	664,610	—	38,260	—	—
—	—	10,841	285	—	—
5,245	49,982	2,389,619	49,302	2,580	721,117
26	57	—	150	—	1,055
60	3,041	58,661	10,006	—	—
204	28,032	604,942	37,727	—	—
—	680	23,714	290	—	—
28,894,737	34,776,528	1,691,965,187	87,112,320	2,465,461	558,903,147

—	29,684	—	—	—	—
304,673	2,935,798	142,616,689	7,974,573	—	—
—	—	11,990,288	1,967,809	—	1,101,313
—	640,896	—	—	—	—
10,554	12,712	262,091	32,304	253	58,846
6	10	380	32	—	176
315,233	3,619,100	154,869,448	9,974,718	253	1,160,335
$28,579,504	$ 31,157,428	$ 1,537,095,739	$ 77,137,602	$2,465,208	$557,742,812

$34,375,135	$ 49,833,846	$ 2,554,527,204	$ 178,269,801	$2,980,663	$639,662,956
(5,795,631)	(18,676,418)	(1,017,431,465)	(101,132,199)	(515,455)	(81,920,144)
$28,579,504	$ 31,157,428	$ 1,537,095,739	$ 77,137,602	$2,465,208	$557,742,812

$ 43.97	$ 32.12	$ 40.57	$ 34.44	$ 24.65	$ 130.93
650,000	970,000	37,885,000	2,240,000	100,000	4,260,000

$31,125,931	$ 43,500,144	$ 1,874,781,343	$ 129,726,439	$2,914,344	$571,906,348
334,151	2,987,771	143,772,460	8,060,291	344	1,572,298
$31,460,082	$ 46,487,915	$ 2,018,553,803	$ 137,786,730	$2,914,688	$573,478,646
$ —	$ —	$ 14,866	$ —	$ —	$ —
$ 349,762	$ 4,410,939	$ 229,774,030	$ 13,180,076	$ —	$ —
207

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2022

SPDR SSGA US Small Cap Low Volatility Index ETF
ASSETS
Investments in unaffiliated issuers, at value*	$185,555,337
Investments in affiliated issuers, at value	2,467,984
Total Investments	188,023,321
Dividends receivable — unaffiliated issuers	255,006
Dividends receivable — affiliated issuers	250
Securities lending income receivable — unaffiliated issuers	376
Securities lending income receivable — affiliated issuers	1,518
TOTAL ASSETS	188,280,471
LIABILITIES
Due to custodian	655
Payable upon return of securities loaned	2,176,489
Advisory fee payable	18,629
Trustees’ fees and expenses payable	59
TOTAL LIABILITIES	2,195,832
NET ASSETS	$186,084,639
NET ASSETS CONSIST OF:
Paid-in Capital	$248,423,277
Total distributable earnings (loss)	(62,338,638)
NET ASSETS	$186,084,639
NET ASSET VALUE PER SHARE
Net asset value per share	$ 104.54
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,780,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$195,072,768
Investments in affiliated issuers	2,467,982
Total cost of investments	$197,540,750
* Includes investments in securities on loan, at value	$ 4,272,596
See accompanying notes to financial statements.
208

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209

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2022

	SPDR MSCI USA Climate Paris Aligned ETF (a)	SPDR Russell 1000 Low Volatility Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Yield Focus ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 454,778	$ 9,859,909	$ 5,201,879	$ 22,075,281
Dividend income — affiliated issuers	417	1,499	8,795	61,398
Unaffiliated securities lending income	—	493	2,080	2,971
Affiliated securities lending income	—	23,850	11,250	3,613
Foreign taxes withheld	—	(1,423)	(3,617)	(7,970)
TOTAL INVESTMENT INCOME (LOSS)	455,195	9,884,328	5,220,387	22,135,293
EXPENSES
Advisory fee	26,531	1,166,399	627,967	1,458,357
Trustees’ fees and expenses	7	5,304	2,850	6,603
Miscellaneous expenses	64	—	—	—
TOTAL EXPENSES	26,602	1,171,703	630,817	1,464,960
Expenses waived/reimbursed by the Adviser	—	—	—	—
NET EXPENSES	26,602	1,171,703	630,817	1,464,960
NET INVESTMENT INCOME (LOSS)	$ 428,593	$ 8,712,625	$ 4,589,570	$ 20,670,333
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(214,976)	(8,271,543)	(17,610,175)	11,192,779
Investments — affiliated issuers	(2)	(89)	(80,998)	(657,507)
In-kind redemptions — unaffiliated issuers	—	55,408,244	20,445,558	22,129,572
In-kind redemptions — affiliated issuers	—	—	512	4,328
Futures contracts	—	(113,698)	(55,037)	(283,433)
Net realized gain (loss)	(214,978)	47,022,914	2,699,860	32,385,739
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(20,941,614)	(76,021,073)	(44,189,044)	(86,397,152)
Investments — affiliated issuers	(15)	(8)	(14,248)	29,622
Futures contracts	—	(19,591)	(668)	(2,645)
Net change in unrealized appreciation/depreciation	(20,941,629)	(76,040,672)	(44,203,960)	(86,370,175)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(21,156,607)	(29,017,758)	(41,504,100)	(53,984,436)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(20,728,014)	$(20,305,133)	$(36,914,530)	$(33,314,103)
(a)	For the period April 22, 2022 (commencement of operations) through June 30, 2022.
See accompanying notes to financial statements.
210

SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF	SPDR S&P 500 ESG ETF	SPDR S&P 600 Small Cap ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF

$ 14,438,712	$ 30,254,582	$ 5,759,534	$ 26,305,603	$ 24,521,791	$ 76,477,922
3,316	6,292	14,266	5,154	7,917	14,584
243,710	39,788	—	97,540	182,186	188,850
226,077	31,193	—	156,829	234,121	253,651
—	—	—	(23,435)	(26,663)	(57,112)
14,911,815	30,331,855	5,773,800	26,541,691	24,919,352	76,877,895

2,537,276	2,450,189	394,998	2,653,334	3,409,068	6,158,126
16,061	16,190	3,188	16,998	21,780	39,457
932	2,220	211	797	1,253	2,244
2,554,269	2,468,599	398,397	2,671,129	3,432,101	6,199,827
—	—	—	(1,786,684)	—	—
2,554,269	2,468,599	398,397	884,445	3,432,101	6,199,827
$ 12,357,546	$ 27,863,256	$ 5,375,403	$ 25,657,246	$ 21,487,251	$ 70,678,068

(78,727,629)	(44,557,513)	(2,779,285)	(1,484,715)	(96,215,436)	(82,358,201)
677	(934)	(259)	(782)	(507)	(1,291)
219,402,467	152,528,375	13,805,881	122,950,880	260,130,028	544,225,988
—	—	13,067	—	—	—
—	—	(115,091)	—	—	—
140,675,515	107,969,928	10,924,313	121,465,383	163,914,085	461,866,496

(525,450,740)	(272,371,046)	(70,071,301)	(466,918,766)	(661,952,445)	(1,159,803,643)
—	—	(161,723)	(5)	(85)	(27)
—	—	(16,517)	—	—	—
(525,450,740)	(272,371,046)	(70,249,541)	(466,918,771)	(661,952,530)	(1,159,803,670)
(384,775,225)	(164,401,118)	(59,325,228)	(345,453,388)	(498,038,445)	(697,937,174)
$(372,417,679)	$(136,537,862)	$(53,949,825)	$(319,796,142)	$(476,551,194)	$ (627,259,106)
211

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2022

	SPDR S&P 1500 Momentum Tilt ETF	SPDR S&P 1500 Value Tilt ETF	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 1,204,707	$ 5,121,653	4,950,640	184,865
Dividend income — affiliated issuers	2,136	11,261	434	58
Unaffiliated securities lending income	171	872	153,102	130
Affiliated securities lending income	441	1,913	334,066	3,112
Foreign taxes withheld	(335)	(482)	(148,683)	(578)
TOTAL INVESTMENT INCOME (LOSS)	1,207,120	5,135,217	5,289,559	187,587
EXPENSES
Advisory fee	106,251	290,549	1,487,832	93,233
Trustees’ fees and expenses	849	2,143	3,442	213
Miscellaneous expenses	49	134	180	11
TOTAL EXPENSES	107,149	292,826	1,491,454	93,457
NET INVESTMENT INCOME (LOSS)	$ 1,099,971	$ 4,842,391	$ 3,798,105	$ 94,130
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,198,277)	(1,879,028)	(53,566,851)	(346,613)
Investments — affiliated issuers	(5,794)	(20,369)	(70)	(9)
In-kind redemptions — unaffiliated issuers	6,008,147	19,716,982	4,792,074	696,514
In-kind redemptions — affiliated issuers	3,672	—	—	—
Foreign currency transactions	—	—	250	—
Net realized gain (loss)	4,807,748	17,817,585	(48,774,597)	349,892
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(14,467,849)	(42,086,673)	(59,693,385)	(4,002,884)
Investments — affiliated issuers	(14,523)	(99,758)	(8)	—
Foreign currency translations	—	—	(88)	—
Net change in unrealized appreciation/depreciation	(14,482,372)	(42,186,431)	(59,693,481)	(4,002,884)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(9,674,624)	(24,368,846)	(108,468,078)	(3,652,992)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (8,574,653)	$(19,526,455)	$(104,669,973)	$(3,558,862)
See accompanying notes to financial statements.
212

SPDR S&P Kensho Future Security ETF	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF	SPDR S&P SmallCap 600 ESG ETF(a)	SPDR SSGA US Large Cap Low Volatility Index ETF

245,874	416,154	17,124,969	959,650	$ 18,655	$ 10,158,459
84	128	4,945	324	20	2,363
851	23,937	1,377,247	227,499	—	1
4,156	225,791	7,554,956	675,938	—	1,627
(770)	(27,616)	(764,883)	(38,515)	(25)	—
250,195	638,394	25,297,234	1,824,896	18,650	10,162,450

123,574	215,744	3,822,510	684,777	1,555	754,300
248	497	19,649	1,784	7	5,370
14	27	1,058	86	2	338
123,836	216,268	3,843,217	686,647	1,564	760,008
$ 126,359	$ 422,126	$ 21,454,017	$ 1,138,249	$ 17,086	$ 9,402,442

(2,056,728)	(4,539,788)	(568,637,284)	(30,303,100)	(65,288)	(3,864,487)
(6)	(13)	(1,431)	(79)	—	(41)
2,513,290	2,046,923	162,381,332	6,796,793	—	75,747,712
—	—	—	—	—	—
—	651	(15,448)	—	—	—
456,556	(2,492,227)	(406,272,831)	(23,506,386)	(65,288)	71,883,184

(5,534,170)	(15,167,394)	(511,723,653)	(57,584,044)	(451,807)	(90,478,966)
—	(3)	(89)	(2)	—	(17)
—	37	339	(39)	—	—
(5,534,170)	(15,167,360)	(511,723,403)	(57,584,085)	(451,807)	(90,478,983)
(5,077,614)	(17,659,587)	(917,996,234)	(81,090,471)	(517,095)	(18,595,799)
$(4,951,255)	$(17,237,461)	$(896,542,217)	$(79,952,222)	$(500,009)	$ (9,193,357)
(a)	For the period January 11, 2022 (commencement of operations) through June 30, 2022.
213

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2022

SPDR SSGA US Small Cap Low Volatility Index ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 4,168,139
Dividend income — affiliated issuers	570
Unaffiliated securities lending income	8,669
Affiliated securities lending income	11,226
Foreign taxes withheld	(6,011)
TOTAL INVESTMENT INCOME (LOSS)	4,182,593
EXPENSES
Advisory fee	253,339
Trustees’ fees and expenses	1,966
Miscellaneous expenses	116
TOTAL EXPENSES	255,421
NET INVESTMENT INCOME (LOSS)	$ 3,927,172
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,476,651)
Investments — affiliated issuers	(68)
In-kind redemptions — unaffiliated issuers	16,387,814
Net realized gain (loss)	14,911,095
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(29,115,133)
Investments — affiliated issuers	2
Net change in unrealized appreciation/depreciation	(29,115,131)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(14,204,036)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(10,276,864)
See accompanying notes to financial statements.
214

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215

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR MSCI USA Climate Paris Aligned ETF	SPDR Russell 1000 Low Volatility Focus ETF
	For the Period 4/22/22*- 6/30/22	Year Ended 6/30/22	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 428,593	$ 8,712,625	$ 8,142,732
Net realized gain (loss)	(214,978)	47,022,914	85,414,904
Net change in unrealized appreciation/depreciation	(20,941,629)	(76,040,672)	81,936,866
Net increase (decrease) in net assets resulting from operations	(20,728,014)	(20,305,133)	175,494,502
Net equalization credits and charges	(33)	(112,364)	(117,090)
Distributions to shareholders	(248,502)	(9,169,199)	(8,590,239)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	152,413,991	197,760,018	168,266,895
Cost of shares redeemed	—	(171,938,042)	(265,408,260)
Net income equalization	33	112,364	117,090
Net increase (decrease) in net assets from beneficial interest transactions	152,414,024	25,934,340	(97,024,275)
Net increase (decrease) in net assets during the period	131,437,475	(3,652,356)	69,762,898
Net assets at beginning of period	—	544,604,909	474,842,011
NET ASSETS AT END OF PERIOD	$131,437,475	$ 540,952,553	$ 544,604,909
SHARES OF BENEFICIAL INTEREST:
Shares sold	6,200,000	1,960,000	1,640,000
Shares redeemed	—	(1,680,000)	(2,860,000)
Net increase (decrease) from share transactions	6,200,000	280,000	(1,220,000)
*	Commencement of operations.
See accompanying notes to financial statements.
216

SPDR Russell 1000 Momentum Focus ETF		SPDR Russell 1000 Yield Focus ETF		SPDR S&P 400 Mid Cap Growth ETF
Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21

$ 4,589,570	$ 3,519,174	$ 20,670,333	$ 13,248,852	$ 12,357,546	$ 11,364,517
2,699,860	59,323,317	32,385,739	117,357,478	140,675,515	436,397,124
(44,203,960)	40,144,723	(86,370,175)	112,559,693	(525,450,740)	211,704,218
(36,914,530)	102,987,214	(33,314,103)	243,166,023	(372,417,679)	659,465,859
(2,529)	(255,428)	174,857	389,785	1,727,540	(218,491)
(4,299,285)	(3,375,337)	(19,708,935)	(14,956,868)	(15,055,982)	(11,613,650)

57,059,673	145,877,367	266,982,688	375,230,739	972,124,672	1,366,643,678
(60,155,043)	(245,061,233)	(89,334,885)	(305,061,228)	(977,187,951)	(2,273,624,036)
2,529	255,428	(174,857)	(389,785)	(1,727,540)	218,491
(3,092,841)	(98,928,438)	177,472,946	69,779,726	(6,790,819)	(906,761,867)
(44,309,185)	428,011	124,624,765	298,378,666	(392,536,940)	(259,128,149)
312,234,720	311,806,709	655,207,116	356,828,450	1,682,085,770	1,941,213,919
$267,925,535	$ 312,234,720	$779,831,881	$ 655,207,116	$1,289,548,830	$ 1,682,085,770

550,000	1,550,000	2,760,000	4,070,000	12,200,000	21,550,000
(590,000)	(2,950,000)	(920,000)	(3,240,000)	(12,750,000)	(35,950,000)
(40,000)	(1,400,000)	1,840,000	830,000	(550,000)	(14,400,000)
217

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 400 Mid Cap Value ETF		SPDR S&P 500 ESG ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	For the Period 7/28/20*- 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 27,863,256	$ 26,541,234	$ 5,375,403	$ 1,518,815
Net realized gain (loss)	107,969,928	310,855,709	10,924,313	6,154,992
Net change in unrealized appreciation/depreciation	(272,371,046)	261,666,199	(70,249,541)	26,181,382
Net increase (decrease) in net assets resulting from operations	(136,537,862)	599,063,142	(53,949,825)	33,855,189
Net equalization credits and charges	122,063	3,781,878	479,899	384,489
Distributions to shareholders	(29,534,436)	(30,175,992)	(5,817,815)	(1,880,709)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,457,620,509	2,054,034,876	321,960,502	253,985,910
Cost of shares redeemed	(1,386,991,195)	(1,990,006,769)	(63,315,479)	(50,260,717)
Net income equalization	(122,063)	(3,781,878)	(479,899)	(384,489)
Net increase (decrease) in net assets from beneficial interest transactions	70,507,251	60,246,229	258,165,124	203,340,704
Net increase (decrease) in net assets during the period	(95,442,984)	632,915,257	198,877,383	235,699,673
Net assets at beginning of period	1,526,568,485	893,653,228	235,699,673	—
NET ASSETS AT END OF PERIOD	$ 1,431,125,501	$ 1,526,568,485	$434,577,056	$235,699,673
SHARES OF BENEFICIAL INTEREST:
Shares sold	21,350,000	33,400,000	7,650,000	7,325,000
Shares redeemed	(20,300,000)	(31,750,000)	(1,525,000)	(1,450,000)
Net increase (decrease) from share transactions	1,050,000	1,650,000	6,125,000	5,875,000
*	Commencement of operations.
See accompanying notes to financial statements.
218

SPDR S&P 600 Small Cap ETF		SPDR S&P 600 Small Cap Growth ETF		SPDR S&P 600 Small Cap Value ETF
Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21

$ 25,657,246	$ 17,123,492	$ 21,487,251	$ 13,469,200	$ 70,678,068	$ 46,609,577
121,465,383	130,462,047	163,914,085	164,932,559	461,866,496	255,023,000
(466,918,771)	525,108,931	(661,952,530)	656,186,290	(1,159,803,670)	1,312,034,550
(319,796,142)	672,694,470	(476,551,194)	834,588,049	(627,259,106)	1,613,667,127
83,362	341,327	(8,813)	(38,021)	(107,740)	1,533,878
(25,632,877)	(16,927,478)	(20,912,409)	(12,798,645)	(71,242,348)	(47,328,048)

401,997,586	560,629,700	981,773,206	560,960,883	2,073,573,803	1,963,136,052
(287,873,470)	(385,070,423)	(752,096,943)	(618,033,942)	(1,667,401,087)	(1,318,728,229)
(83,362)	(341,327)	8,813	38,021	107,740	(1,533,878)
114,040,754	175,217,950	229,685,076	(57,035,038)	406,280,456	642,873,945
(231,304,903)	831,326,269	(267,787,340)	764,716,345	(292,328,738)	2,210,746,902
1,829,599,706	998,273,437	2,306,074,985	1,541,358,640	4,127,552,596	1,916,805,694
$1,598,294,803	$1,829,599,706	$2,038,287,645	$2,306,074,985	$ 3,835,223,858	$ 4,127,552,596

4,325,000	6,675,000	11,450,000	7,250,000	25,050,000	27,700,000
(3,100,000)	(4,850,000)	(8,550,000)	(8,400,000)	(20,200,000)	(18,550,000)
1,225,000	1,825,000	2,900,000	(1,150,000)	4,850,000	9,150,000
219

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 1500 Momentum Tilt ETF		SPDR S&P 1500 Value Tilt ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 1,099,971	$ 808,169	$ 4,842,391	$ 1,465,988
Net realized gain (loss)	4,807,748	13,166,847	17,817,585	5,385,019
Net change in unrealized appreciation/depreciation	(14,482,372)	10,557,368	(42,186,431)	18,476,699
Net increase (decrease) in net assets resulting from operations	(8,574,653)	24,532,384	(19,526,455)	25,327,706
Net equalization credits and charges	(5,397)	(10,742)	(40,310)	332,601
Distributions to shareholders	(1,095,670)	(786,365)	(4,859,861)	(1,747,604)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	23,743,908	37,509,146	117,893,971	195,385,992
Cost of shares redeemed	(28,077,479)	(42,051,144)	(105,056,401)	(24,367,206)
Net income equalization	5,397	10,742	40,310	(332,601)
Net increase (decrease) in net assets from beneficial interest transactions	(4,328,174)	(4,531,256)	12,877,880	170,686,185
Net increase (decrease) in net assets during the period	(14,003,894)	19,204,021	(11,548,746)	194,598,888
Net assets at beginning of period	86,289,497	67,085,476	215,081,878	20,482,990
NET ASSETS AT END OF PERIOD	$ 72,285,603	$ 86,289,497	$ 203,533,132	$215,081,878
SHARES OF BENEFICIAL INTEREST:
Shares sold	125,000	225,000	770,000	1,430,000
Shares redeemed	(150,000)	(250,000)	(720,000)	(170,000)
Net increase (decrease) from share transactions	(25,000)	(25,000)	50,000	1,260,000
See accompanying notes to financial statements.
220

SPDR S&P Kensho Clean Power ETF		SPDR S&P Kensho Final Frontiers ETF		SPDR S&P Kensho Future Security ETF
Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21

$ 3,798,105	$ 2,623,202	$ 94,130	$ 200,923	$ 126,359	$ 86,239
(48,774,597)	31,752,013	349,892	1,572,162	456,556	2,684,483
(59,693,481)	(9,438,330)	(4,002,884)	2,645,277	(5,534,170)	3,886,678
(104,669,973)	24,936,885	(3,558,862)	4,418,362	(4,951,255)	6,657,400
(2,937)	1,096,816	(629)	17,468	(11,453)	77,814
(4,505,144)	(2,261,215)	(99,378)	(392,351)	(114,269)	(161,621)

96,652,835	519,162,987	3,585,508	20,084,297	15,472,239	14,386,534
(122,822,767)	(168,941,797)	(5,127,715)	(10,405,125)	(9,256,446)	(12,850,322)
2,937	(1,096,816)	629	(17,468)	11,453	(77,814)
(26,166,995)	349,124,374	(1,541,578)	9,661,704	6,227,246	1,458,398
(135,345,049)	372,896,860	(5,200,447)	13,705,183	1,150,269	8,031,991
402,314,800	29,417,940	22,509,126	8,803,943	27,429,235	19,397,244
$ 266,969,751	$ 402,314,800	$17,308,679	$ 22,509,126	$28,579,504	$ 27,429,235

1,060,000	4,850,000	90,000	500,000	300,000	290,000
(1,450,000)	(1,640,000)	(130,000)	(260,000)	(180,000)	(290,000)
(390,000)	3,210,000	(40,000)	240,000	120,000	—
221

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho Intelligent Structures ETF		SPDR S&P Kensho New Economies Composite ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 422,126	$ 345,084	$ 21,454,017	$ 17,112,251
Net realized gain (loss)	(2,492,227)	4,663,640	(406,272,831)	700,211,021
Net change in unrealized appreciation/depreciation	(15,167,360)	2,938,560	(511,723,403)	162,322,195
Net increase (decrease) in net assets resulting from operations	(17,237,461)	7,947,284	(896,542,217)	879,645,467
Net equalization credits and charges	(3,738)	27,355	(411,688)	446,101
Distributions to shareholders	(457,119)	(371,749)	(26,004,585)	(19,138,938)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	16,513,298	62,634,396	1,052,114,142	2,150,181,464
Cost of shares redeemed	(20,674,155)	(23,478,369)	(723,500,193)	(1,890,919,014)
Net income equalization	3,738	(27,355)	411,688	(446,101)
Net increase (decrease) in net assets from beneficial interest transactions	(4,157,119)	39,128,672	329,025,637	258,816,349
Net increase (decrease) in net assets during the period	(21,855,437)	46,731,562	(593,932,853)	1,119,768,979
Net assets at beginning of period	53,012,865	6,281,303	2,131,028,592	1,011,259,613
NET ASSETS AT END OF PERIOD	$ 31,157,428	$ 53,012,865	$1,537,095,739	$ 2,131,028,592
SHARES OF BENEFICIAL INTEREST:
Shares sold	360,000	1,420,000	18,650,000	35,180,000
Shares redeemed	(500,000)	(520,000)	(12,650,000)	(30,430,000)
Net increase (decrease) from share transactions	(140,000)	900,000	6,000,000	4,750,000
See accompanying notes to financial statements.
222

SPDR S&P Kensho Smart Mobility ETF		SPDR S&P SmallCap 600 ESG ETF	SPDR SSGA US Large Cap Low Volatility Index ETF
Year Ended 6/30/22	Year Ended 6/30/21	For the Period 1/11/22*- 6/30/22	Year Ended 6/30/22	Year Ended 6/30/21

$ 1,138,249	$ 1,885,286	$ 17,086	$ 9,402,442	$ 9,977,147
(23,506,386)	17,721,819	(65,288)	71,883,184	52,181,060
(57,584,085)	5,251,959	(451,807)	(90,478,983)	105,040,520
(79,952,222)	24,859,064	(500,009)	(9,193,357)	167,198,727
522,598	(1,367,163)	—	(225,499)	(767,009)
(1,538,788)	(1,561,657)	(15,446)	(10,181,424)	(13,055,429)

44,080,997	349,103,006	2,980,663	410,007,585	214,080,336
(118,757,701)	(144,462,300)	—	(406,454,729)	(453,623,245)
(522,598)	1,367,163	—	225,499	767,009
(75,199,302)	206,007,869	2,980,663	3,778,355	(238,775,900)
(156,167,714)	227,938,113	2,465,208	(15,821,925)	(85,399,611)
233,305,316	5,367,203	—	573,564,737	658,964,348
$ 77,137,602	$ 233,305,316	$2,465,208	$ 557,742,812	$ 573,564,737

770,000	6,020,000	100,000	2,880,000	1,730,000
(2,290,000)	(2,430,000)	—	(2,930,000)	(3,870,000)
(1,520,000)	3,590,000	100,000	(50,000)	(2,140,000)
*	Commencement of operations.
223

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR SSGA US Small Cap Low Volatility Index ETF
	Year Ended 6/30/22	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,927,172	$ 4,817,774
Net realized gain (loss)	14,911,095	32,290,633
Net change in unrealized appreciation/depreciation	(29,115,131)	51,602,054
Net increase (decrease) in net assets resulting from operations	(10,276,864)	88,710,461
Net equalization credits and charges	61,337	(241,344)
Distributions to shareholders	(4,643,836)	(5,376,679)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	48,808,592	79,781,870
Cost of shares redeemed	(68,580,946)	(189,915,233)
Net income equalization	(61,337)	241,344
Net increase (decrease) in net assets from beneficial interest transactions	(19,833,691)	(109,892,019)
Net increase (decrease) in net assets during the period	(34,693,054)	(26,799,581)
Net assets at beginning of period	220,777,693	247,577,274
NET ASSETS AT END OF PERIOD	$186,084,639	$ 220,777,693
SHARES OF BENEFICIAL INTEREST:
Shares sold	420,000	730,000
Shares redeemed	(600,000)	(2,010,000)
Net increase (decrease) from share transactions	(180,000)	(1,280,000)
See accompanying notes to financial statements.
224

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

SPDR MSCI USA Climate Paris Aligned ETF
For the Period 4/22/22*- 6/30/22
Net asset value, beginning of period	$ 25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.07
Net realized and unrealized gain (loss) (b)	(3.83)
Total from investment operations	(3.76)
Net equalization credits and charges (a)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.04)
Net asset value, end of period	$ 21.20
Total return (d)	(13.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$131,437
Ratios to average net assets:
Total expenses	0.10%(e)
Net investment income (loss)	1.62%(e)
Portfolio turnover rate (f)	6%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
225

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Low Volatility Focus ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 103.93	$ 73.50	$ 80.17	$ 72.91	$ 70.31
Income (loss) from investment operations:
Net investment income (loss) (a)	1.60	1.49	1.58	1.45	1.36
Net realized and unrealized gain (loss) (b)	(5.82)	30.62	(6.42)	7.34	6.31
Total from investment operations	(4.22)	32.11	(4.84)	8.79	7.67
Net equalization credits and charges (a)	(0.02)	(0.02)	0.01	(0.01)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.69)	(1.66)	(1.84)	(1.52)	(1.41)
Net realized gains	—	—	—	—	(3.66)
Total distributions	(1.69)	(1.66)	(1.84)	(1.52)	(5.07)
Net asset value, end of period	$ 98.00	$ 103.93	$ 73.50	$ 80.17	$ 72.91
Total return (d)	(4.20)%	44.00%	(6.10)%	12.23%	11.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$540,953	$544,605	$474,842	$525,107	$455,698
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.49%	1.67%	2.02%	1.93%	1.87%
Portfolio turnover rate (e)	27%	31%	28%	33%	31%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
226

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Momentum Focus ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 98.81	$ 68.38	$ 73.00	$ 72.92	$ 68.99
Income (loss) from investment operations:
Net investment income (loss) (a)	1.45	1.06	1.20	1.08	1.16
Net realized and unrealized gain (loss) (b)	(13.03)	30.58	(4.46)	0.17	8.38
Total from investment operations	(11.58)	31.64	(3.26)	1.25	9.54
Net equalization credits and charges (a)	(0.00)(c)	(0.08)	(0.08)	(0.02)	0.02
Distributions to shareholders from:
Net investment income	(1.36)	(1.13)	(1.28)	(1.15)	(1.19)
Net realized gains	—	—	—	—	(4.44)
Total distributions	(1.36)	(1.13)	(1.28)	(1.15)	(5.63)
Net asset value, end of period	$ 85.87	$ 98.81	$ 68.38	$ 73.00	$ 72.92
Total return (d)	(11.87)%	46.38%	(4.59)%	1.78%	13.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$267,926	$312,235	$311,807	$435,806	$601,571
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.46%	1.27%	1.68%	1.51%	1.59%
Portfolio turnover rate (e)	44%	42%	42%	40%	112%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
227

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Yield Focus ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 94.82	$ 58.69	$ 70.62	$ 70.43	$ 69.70
Income (loss) from investment operations:
Net investment income (loss) (a)	2.76	2.09	2.16	2.23	2.21
Net realized and unrealized gain (loss) (b)	(5.91)	36.29	(11.73)	0.32	6.14
Total from investment operations	(3.15)	38.38	(9.57)	2.55	8.35
Net equalization credits and charges (a)	0.02	0.06	0.01	(0.02)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(2.57)	(2.31)	(2.37)	(2.34)	(2.36)
Net realized gains	—	—	—	—	(5.26)
Total distributions	(2.57)	(2.31)	(2.37)	(2.34)	(7.62)
Net asset value, end of period	$ 89.12	$ 94.82	$ 58.69	$ 70.62	$ 70.43
Total return (d)	(3.45)%	66.30%	(13.74)%	3.79%	12.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$779,832	$655,207	$356,828	$426,550	$404,979
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	2.83%	2.69%	3.27%	3.22%	3.15%
Portfolio turnover rate (e)	40%	58%	34%	42%	36%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
228

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Growth ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 77.52	$ 53.77	$ 54.22	$ 53.98	$ 47.77
Income (loss) from investment operations:
Net investment income (loss) (b)	0.55	0.43	0.55	0.65	0.56
Net realized and unrealized gain (loss) (c)	(16.50)	23.79	(0.38)	0.26	6.74
Total from investment operations	(15.95)	24.22	0.17	0.91	7.30
Net equalization credits and charges (b)	0.08	(0.01)	(0.00)(d)	0.02	0.06
Distributions to shareholders from:
Net investment income	(0.68)	(0.46)	(0.62)	(0.69)	(0.59)
Net realized gains	—	—	—	—	(0.56)
Total distributions	(0.68)	(0.46)	(0.62)	(0.69)	(1.15)
Net asset value, end of period	$ 60.97	$ 77.52	$ 53.77	$ 54.22	$ 53.98
Total return (e)	(20.61)%	45.10%	0.35%	1.79%	15.51%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,289,549	$1,682,086	$1,941,214	$1,680,730	$1,195,700
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	0.73%	0.65%	1.04%	1.24%	1.08%
Portfolio turnover rate (f)	43%	37%	45%	38%	50%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 400 Mid Cap Growth ETF underwent a 3-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
229

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Value ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 67.55	$ 42.66	$ 51.34	$ 52.01	$ 48.14
Income (loss) from investment operations:
Net investment income (loss) (b)	1.16	1.04	1.02	0.93	0.96
Net realized and unrealized gain (loss) (c)	(7.00)	24.71	(8.59)	(0.69)	4.18
Total from investment operations	(5.84)	25.75	(7.57)	0.24	5.14
Net equalization credits and charges (b)	0.01	0.15	0.00(d)	0.06	0.10
Distributions to shareholders from:
Net investment income	(1.21)	(1.01)	(1.11)	(0.97)	(0.95)
Net realized gains	—	—	—	—	(0.42)
Total distributions	(1.21)	(1.01)	(1.11)	(0.97)	(1.37)
Net asset value, end of period	$ 60.51	$ 67.55	$ 42.66	$ 51.34	$ 52.01
Total return (e)	(8.78)%	61.10%	(14.85)%	0.68%	10.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,431,126	$1,526,568	$893,653	$1,491,525	$767,185
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	1.71%	1.82%	2.13%	1.83%	1.90%
Portfolio turnover rate (f)	32%	38%	45%	35%	45%
(a)	After the close of trading on June 12, 2018, SPDR S&P 400 Mid Cap Value ET underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
230

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500 ESG ETF
	Year Ended 6/30/22	For the Period 7/28/20*- 6/30/21
Net asset value, beginning of period	$ 40.12	$ 30.25
Income (loss) from investment operations:
Net investment income (loss) (a)	0.57	0.47
Net realized and unrealized gain (loss) (b)	(3.97)	9.76
Total from investment operations	(3.40)	10.23
Net equalization credits and charges (a)	0.05	0.12
Distributions to shareholders from:
Net investment income	(0.56)	(0.48)
Net asset value, end of period	$ 36.21	$ 40.12
Total return (c)	(8.48)%	34.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$434,577	$235,700
Ratios to average net assets:
Total expenses	0.10%	0.10%(d)
Net investment income (loss)	1.36%	1.39%(d)
Portfolio turnover rate (e)	6%	16%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
231

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 97.71	$ 59.07	$ 67.66	$ 72.24	$ 61.60
Income (loss) from investment operations:
Net investment income (loss) (b)	1.36	0.98	0.91	0.94	0.87
Net realized and unrealized gain (loss) (c)	(17.61)	38.58	(8.47)	(4.55)	11.52
Total from investment operations	(16.25)	39.56	(7.56)	(3.61)	12.39
Net equalization credits and charges (b)	0.00(d)	0.02	(0.02)	0.01	0.01
Distributions to shareholders from:
Net investment income	(1.35)	(0.94)	(1.01)	(0.98)	(0.89)
Net realized gains	—	—	—	—	(0.87)
Total distributions	(1.35)	(0.94)	(1.01)	(0.98)	(1.76)
Net asset value, end of period	$ 80.11	$ 97.71	$ 59.07	$ 67.66	$ 72.24
Total return (e)	(16.80)%	67.27%	(11.26)%	(4.95)%	20.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,598,295	$1,829,600	$998,273	$1,288,927	$1,043,840
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net expenses	0.05%	0.05%	0.11%	—%	—%
Net investment income (loss)	1.45%	1.22%	1.42%	1.37%	1.30%
Portfolio turnover rate (f)	16%	13%	15%	11%	14%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
232

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Growth ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 88.70	$ 56.77	$ 60.96	$ 63.17	$ 54.12
Income (loss) from investment operations:
Net investment income (loss) (b)	0.80	0.52	0.59	0.61	0.55
Net realized and unrealized gain (loss) (c)	(18.19)	31.91	(4.10)	(2.20)	11.19
Total from investment operations	(17.39)	32.43	(3.51)	(1.59)	11.74
Net equalization credits and charges (b)	(0.00)(d)	(0.00)(d)	(0.02)	0.01	0.02
Distributions to shareholders from:
Net investment income	(0.78)	(0.50)	(0.66)	(0.63)	(0.60)
Net realized gains	—	—	—	—	(2.11)
Total distributions	(0.78)	(0.50)	(0.66)	(0.63)	(2.71)
Net asset value, end of period	$ 70.53	$ 88.70	$ 56.77	$ 60.96	$ 63.17
Total return (e)	(19.74)%	57.23%	(5.80)%	(2.47)%	22.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,038,288	$2,306,075	$1,541,359	$1,975,179	$1,989,969
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	0.95%	0.69%	1.01%	0.99%	0.95%
Portfolio turnover rate (f)	44%	38%	50%	37%	44%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap Growth ETF underwent a 4-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
233

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Value ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 85.72	$ 49.15	$ 60.70	$ 66.75	$ 59.60
Income (loss) from investment operations:
Net investment income (loss) (b)	1.41	1.07	1.13	1.10	1.04
Net realized and unrealized gain (loss) (c)	(13.35)	36.50	(11.53)	(6.06)	9.55
Total from investment operations	(11.94)	37.57	(10.40)	(4.96)	10.59
Net equalization credits and charges (b)	(0.00)(d)	0.04	(0.01)	0.06	0.07
Distributions to shareholders from:
Net investment income	(1.42)	(1.04)	(1.14)	(1.15)	(1.05)
Net realized gains	—	—	—	—	(2.46)
Total distributions	(1.42)	(1.04)	(1.14)	(1.15)	(3.51)
Net asset value, end of period	$ 72.36	$ 85.72	$ 49.15	$ 60.70	$ 66.75
Total return (e)	(14.09)%	76.93%	(17.29)%	(7.30)%	18.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,835,224	$4,127,553	$1,916,806	$2,133,800	$1,511,950
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	1.72%	1.55%	2.02%	1.76%	1.65%
Portfolio turnover rate (f)	38%	36%	51%	34%	42%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap Value ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
234

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Momentum Tilt ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$181.66	$134.17	$127.95	$ 118.95	$101.56
Income (loss) from investment operations:
Net investment income (loss) (a)	2.33	1.61	2.11	1.93	1.68
Net realized and unrealized gain (loss) (b)	(21.01)	47.49	6.32	8.87	17.44
Total from investment operations	(18.68)	49.10	8.43	10.80	19.12
Net equalization credits and charges (a)	(0.01)	(0.02)	(0.05)	0.15	(0.01)
Distributions to shareholders from:
Net investment income	(2.34)	(1.59)	(2.16)	(1.95)	(1.72)
Net asset value, end of period	$160.63	$181.66	$134.17	$127.95	$ 118.95
Total return (c)	(10.45)%	36.74%	6.64%	9.31%	18.91%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$72,286	$86,289	$67,085	$51,180	$29,737
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	1.24%	1.01%	1.62%	1.60%	1.48%
Portfolio turnover rate (d)	60%	53%	65%	58%	55%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
235

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Value Tilt ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 146.31	$ 97.54	$103.92	$101.54	$ 92.28
Income (loss) from investment operations:
Net investment income (loss) (a)	2.99	2.56	2.53	2.41	2.11
Net realized and unrealized gain (loss) (b)	(12.36)	48.10	(6.33)	2.54	9.18
Total from investment operations	(9.37)	50.66	(3.80)	4.95	11.29
Net equalization credits and charges (a)	(0.02)	0.58	(0.01)	(0.05)	0.08
Distributions to shareholders from:
Net investment income	(3.02)	(2.47)	(2.57)	(2.52)	(2.11)
Net asset value, end of period	$ 133.90	$ 146.31	$ 97.54	$103.92	$101.54
Total return (c)	(6.60)%	53.02%	(3.68)%	4.93%	12.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$203,533	$215,082	$20,483	$18,706	$15,231
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.12%	0.12%	0.13%
Net investment income (loss)	2.00%	1.90%	2.46%	2.37%	2.11%
Portfolio turnover rate (d)	11%	24%	16%	13%	14%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
236

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Clean Power ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	For the Period 10/23/18*- 6/30/19
Net asset value, beginning of period	$ 105.73	$ 49.44	$ 38.06	$29.92
Income (loss) from investment operations:
Net investment income (loss) (a)	1.05	1.20	1.04	0.48
Net realized and unrealized gain (loss) (b)	(27.37)	55.34	10.88	7.97
Total from investment operations	(26.32)	56.54	11.92	8.45
Net equalization credits and charges (a)	(0.00)(c)	0.50	0.26	0.06
Distributions to shareholders from:
Net investment income	(1.23)	(0.75)	(0.80)	(0.37)
Net asset value, end of period	$ 78.18	$ 105.73	$ 49.44	$38.06
Total return (d)	(25.03)%	115.51%	32.40%	28.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$266,970	$402,315	$29,418	$6,279
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.45%(e)
Net investment income (loss)	1.15%	1.15%	2.42%	2.08%(e)
Portfolio turnover rate (f)	27%	43%	37%	24%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
237

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Final Frontiers ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	For the Period 10/23/18*- 6/30/19
Net asset value, beginning of period	$ 42.47	$ 30.36	$33.70	$30.13
Income (loss) from investment operations:
Net investment income (loss) (a)	0.18	0.48	0.29	0.18
Net realized and unrealized gain (loss) (b)	(7.14)	12.32	(3.63)	3.57
Total from investment operations	(6.96)	12.80	(3.34)	3.75
Net equalization credits and charges (a)	(0.00)(c)	0.04	0.21	0.00(c)
Distributions to shareholders from:
Net investment income	(0.19)	(0.73)	(0.21)	(0.18)
Net asset value, end of period	$ 35.32	$ 42.47	$30.36	$33.70
Total return (d)	(16.42)%	42.54%	(9.34)%	12.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$17,309	$22,509	$8,804	$3,370
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.46%(e)
Net investment income (loss)	0.45%	1.26%	0.87%	0.89%(e)
Portfolio turnover rate (f)	22%	43%	39%	17%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
238

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Future Security ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	For the Period 12/27/17*- 6/30/18
Net asset value, beginning of period	$ 51.75	$ 36.60	$ 37.52	$ 32.83	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.23	0.19	0.46	0.09	0.03
Net realized and unrealized gain (loss) (b)	(7.76)	15.15	(0.96)	5.44	2.84
Total from investment operations	(7.53)	15.34	(0.50)	5.53	2.87
Net equalization credits and charges (a)	(0.02)	0.17	0.02	(0.30)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.23)	(0.36)	(0.44)	(0.54)	(0.04)
Net asset value, end of period	$ 43.97	$ 51.75	$ 36.60	$ 37.52	$32.83
Total return (d)	(14.66)%	42.50%	(1.16)%	16.36%	9.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$28,580	$27,429	$19,397	$19,883	$8,207
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.45%	0.46%(e)
Net investment income (loss)	0.46%	0.42%	1.25%	0.27%	0.20%(e)
Portfolio turnover rate (f)	32%	39%	25%	28%	32%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
239

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Intelligent Structures ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	For the Period 12/27/17*- 6/30/18
Net asset value, beginning of period	$ 47.76	$ 29.91	$30.22	$28.99	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.37	0.56	0.42	0.21	0.11
Net realized and unrealized gain (loss) (b)	(15.59)	17.65	(0.27)	1.23	(1.03)
Total from investment operations	(15.22)	18.21	0.15	1.44	(0.92)
Net equalization credits and charges (a)	(0.00)(c)	0.04	(0.01)	(0.00)(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.42)	(0.40)	(0.45)	(0.21)	(0.09)
Net asset value, end of period	$ 32.12	$ 47.76	$29.91	$30.22	$28.99
Total return (d)	(32.02)%	61.22%	0.45%	5.01%	(3.07)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$31,157	$53,013	$6,281	$9,067	$4,349
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.45%	0.46%(e)
Net investment income (loss)	0.88%	1.27%	1.43%	0.73%	0.67%(e)
Portfolio turnover rate (f)	32%	58%	26%	22%	45%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
240

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho New Economies Composite ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	For the Period 10/23/18*- 6/30/19
Net asset value, beginning of period	$ 66.83	$ 37.27	$ 33.27	$ 30.17
Income (loss) from investment operations:
Net investment income (loss) (a)	0.62	0.57	0.43	0.21
Net realized and unrealized gain (loss) (b)	(26.12)	29.61	3.43	2.56
Total from investment operations	(25.50)	30.18	3.86	2.77
Net equalization credits and charges (a)	(0.01)	0.01	0.48	0.44
Distributions to shareholders from:
Net investment income	(0.75)	(0.63)	(0.34)	(0.11)
Net asset value, end of period	$ 40.57	$ 66.83	$ 37.27	$ 33.27
Total return (c)	(38.45)%	81.27%	13.09%	10.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,537,096	$2,131,029	$1,011,260	$41,760
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%(d)
Net investment income (loss)	1.12%	1.01%	1.27%	0.99%(d)
Portfolio turnover rate (e)	61%	67%	91%	98%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
241

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Smart Mobility ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	For the Period 12/27/17*- 6/30/18
Net asset value, beginning of period	$ 62.05	$ 31.57	$28.05	$29.77	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.39	0.88	0.40	0.24	0.06
Net realized and unrealized gain (loss) (b)	(27.65)	30.70	3.41	(1.20)	(0.24)
Total from investment operations	(27.26)	31.58	3.81	(0.96)	(0.18)
Net equalization credits and charges (a)	0.18	(0.64)	0.16	(0.10)	0.01
Distributions to shareholders from:
Net investment income	(0.53)	(0.46)	(0.45)	(0.66)	(0.06)
Net asset value, end of period	$ 34.44	$ 62.05	$31.57	$28.05	$29.77
Total return (c)	(43.90)%	98.17%	14.48%	(3.22)%	(0.58)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$77,138	$233,305	$5,367	$ 7,011	$5,954
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.45%	0.46%(d)
Net investment income (loss)	0.75%	1.49%	1.47%	0.85%	0.39%(d)
Portfolio turnover rate (e)	38%	70%	29%	36%	63%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
242

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR S&P SmallCap 600 ESG ETF
For the Period 1/11/22*- 6/30/22
Net asset value, beginning of period	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.17
Net realized and unrealized gain (loss) (b)	(5.37)
Total from investment operations	(5.20)
Distributions to shareholders from:
Net investment income	(0.15)
Net asset value, end of period	$ 24.65
Total return (c)	(16.81)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 2,465
Ratios to average net assets:
Total expenses	0.12%(d)
Net investment income (loss)	1.32%(d)
Portfolio turnover rate (e)	31%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
243

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Large Cap Low Volatility Index ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 133.08	$ 102.17	$ 107.69	$ 90.13	$ 86.29
Income (loss) from investment operations:
Net investment income (loss) (a)	2.09	1.99	2.20	2.17	1.83
Net realized and unrealized gain (loss) (b)	(1.87)	31.82	(5.49)	16.96	6.01
Total from investment operations	0.22	33.81	(3.29)	19.13	7.84
Net equalization credits and charges (a)	(0.05)	(0.15)	0.01	0.40	0.02
Distributions to shareholders from:
Net investment income	(2.32)	(2.75)	(2.24)	(1.97)	(1.85)
Net realized gains	—	—	—	—	(2.17)
Total distributions	(2.32)	(2.75)	(2.24)	(1.97)	(4.02)
Net asset value, end of period	$ 130.93	$ 133.08	$ 102.17	$ 107.69	$ 90.13
Total return (c)	0.05%	33.27%	(3.05)%	21.94%	9.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$557,743	$573,565	$658,964	$568,592	$103,653
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	1.50%	1.69%	2.04%	2.19%	2.04%
Portfolio turnover rate (d)	22%	34%	25%	32%	20%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
244

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Small Cap Low Volatility Index ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 112.64	$ 76.41	$ 93.35	$ 95.11	$ 92.05
Income (loss) from investment operations:
Net investment income (loss) (a)	2.11	2.06	2.24	2.48	2.35
Net realized and unrealized gain (loss) (b)	(7.72)	36.73	(16.77)	(1.46)	8.23
Total from investment operations	(5.61)	38.79	(14.53)	1.02	10.58
Net equalization credits and charges (a)	0.03	(0.10)	0.07	(0.01)	(0.09)
Distributions to shareholders from:
Net investment income	(2.52)	(2.46)	(2.48)	(2.77)	(2.48)
Net realized gains	—	—	—	—	(4.95)
Total distributions	(2.52)	(2.46)	(2.48)	(2.77)	(7.43)
Net asset value, end of period	$ 104.54	$ 112.64	$ 76.41	$ 93.35	$ 95.11
Total return (c)	(5.07)%	51.11%	(15.68)%	1.24%	11.80%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$186,085	$220,778	$247,577	$230,585	$199,739
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	1.86%	2.19%	2.56%	2.68%	2.54%
Portfolio turnover rate (d)	23%	52%	32%	34%	41%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
245

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2022

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR MSCI USA Climate Paris Aligned ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Yield Focus ETF
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 500 ESG ETF
SPDR S&P 600 Small Cap ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P Kensho Clean Power ETF
SPDR S&P Kensho Final Frontiers ETF
SPDR S&P Kensho Future Security ETF
SPDR S&P Kensho Intelligent Structures ETF
SPDR S&P Kensho New Economies Composite ETF
SPDR S&P Kensho Smart Mobility ETF
SPDR S&P SmallCap 600 ESG ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
Each Fund is classified as a diversified investment company under the 1940 Act, except the SPDR S&P Kensho Clean Power ETF, SPDR S&P Kensho Final Frontiers ETF, SPDR S&P Kensho Future Security ETF, SPDR S&P Kensho Intelligent Structures ETF, SPDR S&P Kensho New Economies Composite ETF, SPDR S&P Kensho Smart Mobility ETF, the SPDR S&P 1500 Momentum Tilt ETF, SPDR S&P 1500 Value Tilt ETF, SPDR MSCI USA Climate Paris Aligned ETF, SPDR SSGA US Large Cap Low Volatility Index ETF and SPDR SSGA US Small Cap Low Volatility Index ETF are classified as a non-diversified investment company.
The SPDR S&P SmallCap 600 ESG ETF was formed on January 10, 2022 and commenced operations on January 11, 2022, and the SPDR MSCI USA Climate Paris Aligned ETF was formed on April 21, 2022 and commenced operations on April 22, 2022.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
246

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2022, is disclosed in each Fund’s respective Schedule of Investments.
247

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2022, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
248

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities.Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended June 30, 2022, the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
SPDR Russell 1000 Low Volatility Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Russell 1000 Momentum Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR Russell 1000 Yield Focus ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
SPDR S&P 500 ESG ETF	Cash equitization, reduce tracking error and to facilitate daily liquidity
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2022, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	$—	$—	$—	$ 4,919	$—	$ 4,919
SPDR Russell 1000 Yield Focus ETF
Futures Contracts	—	—	—	21,862	—	21,862
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	$—	$—	$—	$ 9,246	$—	$ 9,246
SPDR S&P 500 ESG ETF
Futures Contracts	—	—	—	16,510	—	16,510

249

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	$—	$—	$—	$ (113,698)	$—	$ (113,698)
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	(55,037)	—	(55,037)
SPDR Russell 1000 Yield Focus ETF
Futures Contracts	—	—	—	(283,433)	—	(283,433)
SPDR S&P 500 ESG ETF
Futures Contracts	—	—	—	(115,091)	—	(115,091)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	$—	$—	$—	$(19,591)	$—	$(19,591)
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	—	—	—	(668)	—	(668)
SPDR Russell 1000 Yield Focus ETF
Futures Contracts	—	—	—	(2,645)	—	(2,645)
SPDR S&P 500 ESG ETF
Futures Contracts	—	—	—	(16,517)	—	(16,517)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR MSCI USA Climate Paris Aligned ETF	0.10%
SPDR Russell 1000 Low Volatility Focus ETF	0.20
SPDR Russell 1000 Momentum Focus ETF	0.20
SPDR Russell 1000 Yield Focus ETF	0.20
SPDR S&P 400 Mid Cap Growth ETF	0.15
SPDR S&P 400 Mid Cap Value ETF	0.15
SPDR S&P 500 ESG ETF	0.10
SPDR S&P 600 Small Cap ETF	0.15
SPDR S&P 600 Small Cap Growth ETF	0.15
SPDR S&P 600 Small Cap Value ETF	0.15
SPDR S&P 1500 Momentum Tilt ETF	0.12
SPDR S&P 1500 Value Tilt ETF	0.12
SPDR S&P Kensho Clean Power ETF	0.45
SPDR S&P Kensho Final Frontiers ETF	0.45
SPDR S&P Kensho Future Security ETF	0.45
250

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

Annual Rate
SPDR S&P Kensho Intelligent Structures ETF	0.45%
SPDR S&P Kensho New Economies Composite ETF	0.20
SPDR S&P Kensho Smart Mobility ETF	0.45
SPDR S&P SmallCap 600 ESG ETF	0.12
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12
The Adviser has voluntarily agreed to waive a portion of its Management fee so that the total annual operating expenses of the SPDR S&P 600 Small Cap ETF do not exceed 0.05% of its average daily net assets. The Adviser may, in its sole discretion, discontinue this voluntary waiver at any time without any prior notice. For the year ended June 30, 2022, the Adviser waived fees as reported on the Statement of Operations.
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2022. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2022 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Effective January 1, 2022 net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2022 are disclosed in the Schedules of Investments.
251

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2022, were as follows:
	Purchases	Sales
SPDR MSCI USA Climate Paris Aligned ETF	$ 8,793,908	$ 8,608,525
SPDR Russell 1000 Low Volatility Focus ETF	156,965,800	156,071,049
SPDR Russell 1000 Momentum Focus ETF	135,865,057	135,391,702
SPDR Russell 1000 Yield Focus ETF	301,327,178	286,796,767
SPDR S&P 400 Mid Cap Growth ETF	728,461,233	716,131,270
SPDR S&P 400 Mid Cap Value ETF	533,458,375	527,240,616
SPDR S&P 500 ESG ETF	24,945,306	25,973,103
SPDR S&P 600 Small Cap ETF	285,341,040	281,684,684
SPDR S&P 600 Small Cap Growth ETF	1,012,982,335	1,005,970,647
SPDR S&P 600 Small Cap Value ETF	1,542,408,838	1,533,267,081
SPDR S&P 1500 Momentum Tilt ETF	52,579,072	54,286,652
SPDR S&P 1500 Value Tilt ETF	28,666,235	25,882,533
SPDR S&P Kensho Clean Power ETF	89,551,329	90,499,153
SPDR S&P Kensho Final Frontiers ETF	4,511,954	4,600,247
SPDR S&P Kensho Future Security ETF	8,767,722	8,733,961
SPDR S&P Kensho Intelligent Structures ETF	15,284,816	15,208,520
SPDR S&P Kensho New Economies Composite ETF	1,164,765,006	1,160,512,508
SPDR S&P Kensho Smart Mobility ETF	57,494,674	57,722,750
SPDR S&P SmallCap 600 ESG ETF	858,930	859,960
SPDR SSGA US Large Cap Low Volatility Index ETF	146,144,786	136,338,863
SPDR SSGA US Small Cap Low Volatility Index ETF	51,039,233	48,790,455
For the year ended June 30, 2022, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR MSCI USA Climate Paris Aligned ETF	$ 152,164,497	$ —	$ —
SPDR Russell 1000 Low Volatility Focus ETF	197,122,454	171,187,221	55,408,244
SPDR Russell 1000 Momentum Focus ETF	57,013,083	59,637,976	20,446,070
SPDR Russell 1000 Yield Focus ETF	253,629,906	88,260,750	22,133,900
SPDR S&P 400 Mid Cap Growth ETF	971,833,922	974,747,979	219,402,467
SPDR S&P 400 Mid Cap Value ETF	1,451,701,906	1,384,590,201	152,528,375
SPDR S&P 500 ESG ETF	321,425,517	62,618,075	13,818,948
252

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P 600 Small Cap ETF	$ 397,046,050	$ 282,079,934	$122,950,880
SPDR S&P 600 Small Cap Growth ETF	981,423,851	756,456,157	260,130,028
SPDR S&P 600 Small Cap Value ETF	2,006,103,437	1,597,079,315	544,225,988
SPDR S&P 1500 Momentum Tilt ETF	23,742,810	26,357,630	6,011,819
SPDR S&P 1500 Value Tilt ETF	114,782,936	104,420,234	19,716,982
SPDR S&P Kensho Clean Power ETF	95,713,274	121,602,958	4,792,074
SPDR S&P Kensho Final Frontiers ETF	3,585,901	5,038,650	696,514
SPDR S&P Kensho Future Security ETF	15,479,810	9,244,518	2,513,290
SPDR S&P Kensho Intelligent Structures ETF	16,520,548	20,755,562	2,046,923
SPDR S&P Kensho New Economies Composite ETF	1,038,088,030	707,351,468	162,381,332
SPDR S&P Kensho Smart Mobility ETF	43,172,566	118,017,507	6,796,793
SPDR S&P SmallCap 600 ESG ETF	2,980,663	—	—
SPDR SSGA US Large Cap Low Volatility Index ETF	382,425,455	386,286,893	75,747,712
SPDR SSGA US Small Cap Low Volatility Index ETF	46,651,094	68,707,046	16,387,814
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. SPDR S&P SmallCap 600 ESG ETF and SPDR MSCI USA Climate Paris Aligned ETF intend to qualify as regulated investment company under Subchapter M of the Internal Revenue Code The Funds will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, foreign currency gains and losses, passive foreign investment companies, partnerships, corporate actions, forward contracts mark to market, futures contracts mark to market, return of capital basis adjustments, wash sale loss deferrals and distributions in excess of current earnings.
253

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

The tax character of distributions paid during the year ended June 30, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR MSCI USA Climate Paris Aligned ETF	$ 248,502	$—	$ 248,502
SPDR Russell 1000 Low Volatility Focus ETF	9,169,199	—	9,169,199
SPDR Russell 1000 Momentum Focus ETF	4,299,285	—	4,299,285
SPDR Russell 1000 Yield Focus ETF	19,708,935	—	19,708,935
SPDR S&P 400 Mid Cap Growth ETF	15,055,982	—	15,055,982
SPDR S&P 400 Mid Cap Value ETF	29,534,436	—	29,534,436
SPDR S&P 500 ESG ETF	5,817,815	—	5,817,815
SPDR S&P 600 Small Cap ETF	25,632,877	—	25,632,877
SPDR S&P 600 Small Cap Growth ETF	20,912,409	—	20,912,409
SPDR S&P 600 Small Cap Value ETF	71,242,348	—	71,242,348
SPDR S&P 1500 Momentum Tilt ETF	1,095,670	—	1,095,670
SPDR S&P 1500 Value Tilt ETF	4,859,861	—	4,859,861
SPDR S&P Kensho Clean Power ETF	4,505,144	—	4,505,144
SPDR S&P Kensho Final Frontiers ETF	99,378	—	99,378
SPDR S&P Kensho Future Security ETF	114,269	—	114,269
SPDR S&P Kensho Intelligent Structures ETF	457,119	—	457,119
SPDR S&P Kensho New Economies Composite ETF	26,004,585	—	26,004,585
SPDR S&P Kensho Smart Mobility ETF	1,538,788	—	1,538,788
SPDR S&P SmallCap 600 ESG ETF	15,446	—	15,446
SPDR SSGA US Large Cap Low Volatility Index ETF	10,181,424	—	10,181,424
SPDR SSGA US Small Cap Low Volatility Index ETF	4,643,836	—	4,643,836
The tax character of distributions paid during the year ended June 30, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Russell 1000 Low Volatility Focus ETF	$ 8,590,239	$ —	$ 8,590,239
SPDR Russell 1000 Momentum Focus ETF	3,375,337	—	3,375,337
SPDR Russell 1000 Yield Focus ETF	14,956,868	—	14,956,868
SPDR S&P 400 Mid Cap Growth ETF	11,613,650	—	11,613,650
SPDR S&P 400 Mid Cap Value ETF	30,175,992	—	30,175,992
SPDR S&P 500 ESG ETF	1,880,709	—	1,880,709
SPDR S&P 600 Small Cap ETF	16,927,478	—	16,927,478
SPDR S&P 600 Small Cap Growth ETF	12,798,645	—	12,798,645
SPDR S&P 600 Small Cap Value ETF	47,328,048	—	47,328,048
SPDR S&P 1500 Momentum Tilt ETF	786,365	—	786,365
SPDR S&P 1500 Value Tilt ETF	1,747,604	—	1,747,604
SPDR S&P Kensho Clean Power ETF	2,261,215	—	2,261,215
SPDR S&P Kensho Final Frontiers ETF	392,351	—	392,351
SPDR S&P Kensho Future Security ETF	161,621	—	161,621
SPDR S&P Kensho Intelligent Structures ETF	371,749	—	371,749
SPDR S&P Kensho New Economies Composite ETF	19,138,938	—	19,138,938
SPDR S&P Kensho Smart Mobility ETF	1,561,657	—	1,561,657
SPDR SSGA US Large Cap Low Volatility Index ETF	13,055,429	—	13,055,429
SPDR SSGA US Small Cap Low Volatility Index ETF	5,376,679	—	5,376,679
254

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

At June 30, 2022, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR MSCI USA Climate Paris Aligned ETF	$ 180,091	$ (200,793)	$—	$ (20,955,814)	$ (20,976,516)
SPDR Russell 1000 Low Volatility Focus ETF	—	(65,316,925)	—	27,965,883	(37,351,042)
SPDR Russell 1000 Momentum Focus ETF	645,841	(113,260,813)	—	10,076,598	(102,538,374)
SPDR Russell 1000 Yield Focus ETF	961,122	(66,128,747)	—	(10,932,553)	(76,100,178)
SPDR S&P 400 Mid Cap Growth ETF	—	(333,252,745)	—	(288,477,353)	(621,730,098)
SPDR S&P 400 Mid Cap Value ETF	—	(292,557,366)	—	(271,423,605)	(563,980,971)
SPDR S&P 500 ESG ETF	—	(3,226,496)	—	(44,062,998)	(47,289,494)
SPDR S&P 600 Small Cap ETF	220,383	(111,094,639)	—	(85,059,778)	(195,934,034)
SPDR S&P 600 Small Cap Growth ETF	1,245,397	(497,159,578)	—	(107,257,243)	(603,171,424)
SPDR S&P 600 Small Cap Value ETF	—	(662,777,879)	—	(382,073,099)	(1,044,850,978)
SPDR S&P 1500 Momentum Tilt ETF	37,317	(8,721,037)	—	2,026,764	(6,656,956)
SPDR S&P 1500 Value Tilt ETF	—	(4,141,075)	—	(26,302,054)	(30,443,129)
SPDR S&P Kensho Clean Power ETF	—	(81,163,369)	—	(70,226,400)	(151,389,769)
SPDR S&P Kensho Final Frontiers ETF	1,715	(1,598,409)	—	(2,306,106)	(3,902,800)
SPDR S&P Kensho Future Security ETF	12,090	(3,141,165)	—	(2,666,556)	(5,795,631)
SPDR S&P Kensho Intelligent Structures ETF	—	(6,186,569)	—	(12,489,849)	(18,676,418)
SPDR S&P Kensho New Economies Composite ETF	1,247,513	(674,137,547)	—	(344,541,431)	(1,017,431,465)
SPDR S&P Kensho Smart Mobility ETF	69,773	(48,445,042)	—	(52,756,930)	(101,132,199)
SPDR S&P SmallCap 600 ESG ETF	1,640	(49,056)	—	(468,039)	(515,455)
SPDR SSGA US Large Cap Low Volatility Index ETF	—	(66,546,333)	—	(15,373,811)	(81,920,144)
SPDR SSGA US Small Cap Low Volatility Index ETF	—	(52,731,837)	—	(9,606,801)	(62,338,638)
As of June 30, 2022, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR MSCI USA Climate Paris Aligned ETF	$ 200,793	$ —
SPDR Russell 1000 Low Volatility Focus ETF	31,896,961	33,419,964
SPDR Russell 1000 Momentum Focus ETF	75,659,027	37,601,786
SPDR Russell 1000 Yield Focus ETF	24,238,351	41,890,396
SPDR S&P 400 Mid Cap Growth ETF	215,537,528	117,715,217
SPDR S&P 400 Mid Cap Value ETF	135,418,706	157,138,660
SPDR S&P 500 ESG ETF	3,014,379	212,117
SPDR S&P 600 Small Cap ETF	28,483,444	82,611,195
SPDR S&P 600 Small Cap Growth ETF	365,970,901	131,188,677
SPDR S&P 600 Small Cap Value ETF	330,340,485	332,437,394
SPDR S&P 1500 Momentum Tilt ETF	8,721,037	—
SPDR S&P 1500 Value Tilt ETF	2,112,463	2,028,612
SPDR S&P Kensho Clean Power ETF	59,313,591	21,849,778
SPDR S&P Kensho Final Frontiers ETF	908,793	689,616
SPDR S&P Kensho Future Security ETF	2,284,883	856,282
SPDR S&P Kensho Intelligent Structures ETF	5,200,097	986,472
SPDR S&P Kensho New Economies Composite ETF	564,878,336	109,259,211
SPDR S&P Kensho Smart Mobility ETF	40,129,463	8,315,579
SPDR S&P SmallCap 600 ESG ETF	49,056	—
SPDR SSGA US Large Cap Low Volatility Index ETF	54,090,646	12,455,687
SPDR SSGA US Small Cap Low Volatility Index ETF	22,129,112	30,602,725
255

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

As of June 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR MSCI USA Climate Paris Aligned ETF	$ 152,317,429	$ 589,163	$ 21,544,977	$ (20,955,814)
SPDR Russell 1000 Low Volatility Focus ETF	514,908,097	47,369,597	19,403,715	27,965,882
SPDR Russell 1000 Momentum Focus ETF	260,223,636	23,975,094	13,898,496	10,076,598
SPDR Russell 1000 Yield Focus ETF	795,582,663	35,476,017	46,408,570	(10,932,553)
SPDR S&P 400 Mid Cap Growth ETF	1,597,343,445	25,513,662	313,991,016	(288,477,354)
SPDR S&P 400 Mid Cap Value ETF	1,718,417,384	33,592,630	305,016,234	(271,423,604)
SPDR S&P 500 ESG ETF	478,309,030	15,782,366	59,845,364	(44,062,998)
SPDR S&P 600 Small Cap ETF	1,746,226,587	171,822,853	256,882,631	(85,059,778)
SPDR S&P 600 Small Cap Growth ETF	2,263,098,227	163,709,449	270,966,692	(107,257,243)
SPDR S&P 600 Small Cap Value ETF	4,365,917,330	249,751,273	631,824,372	(382,073,099)
SPDR S&P 1500 Momentum Tilt ETF	70,242,471	6,320,413	4,293,648	2,026,765
SPDR S&P 1500 Value Tilt ETF	230,402,533	7,620,683	33,922,736	(26,302,053)
SPDR S&P Kensho Clean Power ETF	358,678,599	9,052,041	79,278,474	(70,226,433)
SPDR S&P Kensho Final Frontiers ETF	19,763,743	947,161	3,253,267	(2,306,106)
SPDR S&P Kensho Future Security ETF	31,555,758	1,584,286	4,250,842	(2,666,556)
SPDR S&P Kensho Intelligent Structures ETF	46,516,591	535,463	13,021,928	(12,486,465)
SPDR S&P Kensho New Economies Composite ETF	2,021,864,829	52,922,157	397,461,284	(344,539,127)
SPDR S&P Kensho Smart Mobility ETF	137,790,495	1,736,644	54,493,574	(52,756,930)
SPDR S&P SmallCap 600 ESG ETF	2,930,920	60,216	528,255	(468,039)
SPDR SSGA US Large Cap Low Volatility Index ETF	573,554,779	20,800,826	36,174,637	(15,373,811)
SPDR SSGA US Small Cap Low Volatility Index ETF	197,630,122	11,214,027	20,820,828	(9,606,801)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2022, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
256

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2022:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Russell 1000 Low Volatility Focus ETF	$ 2,779,612	$ 2,648,196	$ 291,077	$ 2,939,273
SPDR Russell 1000 Momentum Focus ETF	2,854,169	2,675,497	359,492	3,034,989
SPDR Russell 1000 Yield Focus ETF	6,360,568	6,810,858	—	6,810,858
SPDR S&P 400 Mid Cap Growth ETF	45,888,024	20,113,455	27,460,118	47,573,573
SPDR S&P 400 Mid Cap Value ETF	46,797,169	17,718,162	30,879,897	48,598,059
SPDR S&P 600 Small Cap ETF	131,449,708	64,945,588	72,333,094	137,278,682
SPDR S&P 600 Small Cap Growth ETF	206,610,776	119,883,511	96,817,670	216,701,181
SPDR S&P 600 Small Cap Value ETF	226,065,500	153,457,896	81,714,921	235,172,817
SPDR S&P 1500 Momentum Tilt ETF	84,765	30,829	59,594	90,423
SPDR S&P 1500 Value Tilt ETF	1,077,160	762,292	360,708	1,123,000
SPDR S&P Kensho Clean Power ETF	61,745,356	22,471,653	39,081,889	61,553,542
SPDR S&P Kensho Final Frontiers ETF	334,945	148,294	200,128	348,422
SPDR S&P Kensho Future Security ETF	349,762	304,673	54,445	359,118
SPDR S&P Kensho Intelligent Structures ETF	4,410,939	2,935,798	1,818,451	4,754,249
SPDR S&P Kensho New Economies Composite ETF	229,774,030	142,616,689	97,153,215	239,769,904
SPDR S&P Kensho Smart Mobility ETF	13,180,076	7,974,573	5,926,512	13,901,085
SPDR SSGA US Small Cap Low Volatility Index ETF	4,272,596	2,176,489	2,219,530	4,396,019
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements as of June 30, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Russell 1000 Low Volatility Focus ETF	Common Stocks	$ 2,648,196	$—	$—	$—	$ 2,648,196	$ 2,648,196
SPDR Russell 1000 Momentum Focus ETF	Common Stocks	2,675,497	—	—	—	2,675,497	2,675,497
SPDR Russell 1000 Yield Focus ETF	Common Stocks	6,810,858	—	—	—	6,810,858	6,810,858
SPDR S&P 400 Mid Cap Growth ETF	Common Stocks	20,113,455	—	—	—	20,113,455	20,113,455
SPDR S&P 400 Mid Cap Value ETF	Common Stocks	17,718,162	—	—	—	17,718,162	17,718,162
SPDR S&P 600 Small Cap ETF	Common Stocks	64,945,588	—	—	—	64,945,588	64,945,588
SPDR S&P 600 Small Cap Growth ETF	Common Stocks	119,883,511	—	—	—	119,883,511	119,883,511
SPDR S&P 600 Small Cap Value ETF	Common Stocks	153,077,591	—	—	—	153,077,591	153,077,591
SPDR S&P 600 Small Cap Value ETF	Warrants	380,305	—	—	—	380,305	380,305
SPDR S&P 1500 Momentum Tilt ETF	Common Stocks	30,829	—	—	—	30,829	30,829
SPDR S&P 1500 Value Tilt ETF	Common Stocks	760,711	—	—	—	760,711	760,711
SPDR S&P 1500 Value Tilt ETF	Warrants	1,581	—	—	—	1,581	1,581
SPDR S&P Kensho Clean Power ETF	Common Stocks	22,471,653	—	—	—	22,471,653	22,471,653
SPDR S&P Kensho Final Frontiers ETF	Common Stocks	148,294	—	—	—	148,294	148,294
SPDR S&P Kensho Future Security ETF	Common Stocks	304,673	—	—	—	304,673	304,673
SPDR S&P Kensho Intelligent Structures ETF	Common Stocks	2,935,798	—	—	—	2,935,798	2,935,798
SPDR S&P Kensho New Economies Composite ETF	Common Stocks	142,616,689	—	—	—	142,616,689	142,616,689
SPDR S&P Kensho Smart Mobility ETF	Common Stocks	7,974,573	—	—	—	7,974,573	7,974,573
SPDR SSGA US Small Cap Low Volatility Index ETF	Common Stocks	2,176,489	—	—	—	2,176,489	2,176,489
257

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions default.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
258

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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR MSCI USA Climate Paris Aligned ETF, SPDR Russell 1000 Low Volatility Focus ETF, SPDR Russell 1000 Momentum Focus ETF, SPDR Russell 1000 Yield Focus ETF, SPDR S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap Value ETF, SPDR S&P 500 ESG ETF, SPDR S&P 600 Small Cap ETF, SPDR S&P 600 Small Cap Growth ETF, SPDR S&P 600 Small Cap Value ETF, SPDR S&P 1500 Momentum Tilt ETF, SPDR S&P 1500 Value Tilt ETF, SPDR S&P Kensho Clean Power ETF, SPDR S&P Kensho Final Frontiers ETF, SPDR S&P Kensho Future Security ETF, SPDR S&P Kensho Intelligent Structures ETF, SPDR S&P Kensho New Economies Composite ETF, SPDR S&P Kensho Smart Mobility ETF, SPDR S&P SmallCap 600 ESG ETF, SPDR SSGA US Large Cap Low Volatility Index ETF and SPDR SSGA US Small Cap Low Volatility Index ETF, and the Board of Trustees of SPDR Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR MSCI USA Climate Paris Aligned ETF, SPDR Russell 1000 Low Volatility Focus ETF, SPDR Russell 1000 Momentum Focus ETF,SPDR Russell 1000 Yield Focus ETF, SPDR S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap Value ETF, SPDR S&P 500 ESG ETF, SPDR S&P 600 Small Cap ETF, SPDR S&P 600 Small Cap Growth ETF, SPDR S&P 600 Small Cap Value ETF, SPDR S&P 1500 Momentum Tilt ETF, SPDR S&P 1500 Value Tilt ETF, SPDR S&P Kensho Clean Power ETF, SPDR S&P Kensho Final Frontiers ETF, SPDR S&P Kensho Future Security ETF, SPDR S&P Kensho Intelligent Structures ETF, SPDR S&P Kensho New Economies Composite ETF, SPDR S&P Kensho Smart Mobility ETF, SPDR S&P SmallCap 600 ESG ETF, SPDR SSGA US Large Cap Low Volatility Index ETF and SPDR SSGA US Small Cap Low Volatility Index ETF (collectively, the “Funds”) (twenty-one of the funds constituting SPDR Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2022, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (twenty-one of the funds constituting SPDR Series Trust) at June 30, 2022, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting the SPDR Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR Russell 1000 Low Volatility Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Yield Focus ETF
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 600 Small Cap ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR S&P 1500 Value Tilt ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF	For the year ended June 30, 2022	For each of the two years in the period ended June 30, 2022	For each of the five years in the period ended June 30, 2022
SPDR S&P Kensho Future Security ETF SPDR S&P Kensho Intelligent Structures ETF SPDR S&P Kensho Smart Mobility ETF	For the year ended June 30, 2022	For each of the two years in the period ended June 30, 2022	For each of the four years in the period ended June 30, 2022 and the period from December 27, 2017 (commencement of operations) through June 30, 2018
SPDR S&P Kensho Clean Power ETF SPDR S&P Kensho Final Frontiers ETF SPDR S&P Kensho New Economies Composite ETF	For the year ended June 30, 2022	For each of the two years in the period ended June 30, 2022	For each of the three years in the period ended June 30, 2022 and the period from October 23, 2018 (commencement of operations) through June 30, 2019
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Individual fund constituting the SPDR Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR S&P 500 ESG ETF	For the year ended June 30, 2022	For the year ended June 30, 2022 and the period from July 28, 2020 (commencement of operations) through June 30, 2021	For the year ended June 30, 2022 and the period from July 28, 2020 (commencement of operations) through June 30, 2021
SPDR S&P SmallCap 600 ESG ETF	For the period from January 11, 2022 (commencement of operations) through June 30, 2022	For the period from January 22, 2022 (commencement of operations) through June 30, 2022	For the period from January 22, 2022 (commencement of operations) through June 30, 2022
SPDR MSCI USA Climate Paris Aligned ETF	For the period from April 22, 2022 (commencement of operations) through June 30, 2022	For the period from April 22, 2022 (commencement of operations) through June 30, 2022	For the period from April 22, 2022 (commencement of operations) through June 30, 2022
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Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 29, 2022
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Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR MSCI USA Climate Paris Aligned ETF	0.04(b)%	$863.30	$ 0.18(c)	$1,009.50	$0.08
SPDR Russell 1000 Low Volatility Focus ETF	0.20	865.30	0.92	1,023.80	1.00
SPDR Russell 1000 Momentum Focus ETF	0.20	814.30	0.90	1,023.80	1.00
SPDR Russell 1000 Yield Focus ETF	0.20	901.60	0.94	1,023.80	1.00
SPDR S&P 400 Mid Cap Growth ETF	0.15	750.30	0.65	1,024.10	0.75
SPDR S&P 400 Mid Cap Value ETF	0.15	859.50	0.69	1,024.10	0.75
SPDR S&P 500 ESG ETF	0.10	805.70	0.45	1,024.30	0.50
SPDR S&P 600 Small Cap ETF	0.05	810.90	0.22	1,024.50	0.25
SPDR S&P 600 Small Cap Growth ETF	0.15	763.10	0.66	1,024.10	0.75
SPDR S&P 600 Small Cap Value ETF	0.15	857.90	0.69	1,024.10	0.75
SPDR S&P 1500 Momentum Tilt ETF	0.12	799.20	0.54	1,024.20	0.60
SPDR S&P 1500 Value Tilt ETF	0.12	869.40	0.56	1,024.20	0.60
SPDR S&P Kensho Clean Power ETF	0.45	871.90	2.09	1,022.60	2.26
SPDR S&P Kensho Final Frontiers ETF	0.45	887.90	2.11	1,022.60	2.26
SPDR S&P Kensho Future Security ETF	0.45	839.20	2.05	1,022.60	2.26
SPDR S&P Kensho Intelligent Structures ETF	0.45	711.70	1.91	1,022.60	2.26
SPDR S&P Kensho New Economies Composite ETF	0.20	692.20	0.84	1,023.80	1.00
SPDR S&P Kensho Smart Mobility ETF	0.45	626.20	1.81	1,022.60	2.26
SPDR S&P SmallCap 600 ESG ETF	0.11(d)	831.90	0.50(e)	1,022.90	0.52
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12	877.10	0.56	1,024.20	0.60
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12	883.40	0.56	1,024.20	0.60
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(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
(b)	For the period April 22, 2022 (commencement of operations) through June 30, 2022.
(c)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 70, then divided by 365.
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Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. Over the course of the prior year, SSGA FM provided the Board with reports addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for periods ending June 2021 and December 2021 including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
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Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2022.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2022 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment Adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the Funds voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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Approval of Advisory Agreement
At a meeting held prior to June 30, 2022, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series (except SPDR SmallCap 600 ESG ETF and the SPDR MSCI USA Climate Paris Aligned ETF) of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives. The Board also considered the Adviser’s role in overseeing third party sub-advisers, as applicable.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. The Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund and reviewed information regarding such SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the
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Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF. In approving the continuance of the Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Agreement are fair and reasonable and that the continuance of the Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
Approval of Advisory Agreement
At a meeting held prior to June 30, 2022, the Board of Trustees of the Trust (the “Board”) evaluated a proposal related to the initial approval of advisory arrangements for new series of the Trust, including a proposal to approve the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the SPDR SmallCap 600 ESG ETF and the SPDR MSCI USA Climate Paris Aligned ETF (each, a “New ETF”), each of which commenced operations during the period covered by this Annual Report. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser with respect to each New ETF under the Agreement, (ii) fees charged to comparable funds, (iii) other benefits to the Adviser, and (iv) extent to which economies of scale would be shared as each New ETF grows.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services expected to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s anticipated responsibilities for managing investment operations of each New ETF in accordance with each New ETF’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of each New ETF as
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an exchange-traded fund and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of each New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each New ETF’s compliance with its investment objective and policies and with applicable laws and regulations. The Board further considered information about the Adviser’s overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Fees Charged to Comparable Funds
The Board evaluated each New ETF’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., similar index exchange-traded funds. The Board reviewed the universe of similar exchange-traded funds to each New ETF and based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances considered appropriate by the Board, the Board explored with management the reasons for the differences between a New ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each New ETF’s assets grow in size. The Board noted that the advisory fee rate for each New ETF does not provide for breakpoints as assets of the New ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for each New ETF by fixing a relatively low advisory fee, effectively sharing the benefits of a lower fee with each New ETF from the time of its inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as each New ETF grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each New ETF. In approving the Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Agreement were fair and reasonable and that the approval of the Agreement was in the best interests of the applicable New ETF and its shareholders. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature, extent and quality of the services expected to be provided by the Adviser with respect to each applicable New ETF were appropriate; (b) the Adviser’s unitary fee for each New ETF, considered in relation to services expected to be provided, and in relation to fees charged to comparable funds, was reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions.
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TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	125	The Motley Fool Funds Trust (Trustee).
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	125	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008 - May 2017).	125	Principal Financial
Group (Director and Financial Committee Chair);
Bain Capital
Specialty
Finance
(Director); University of Notre Dame (Trustee);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
					(Director).
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc.(construction and real estate company) (February 2007 - April 2017).	125	Rydex Series Funds
Rydex Dynamic Funds
Rydex Variable Trust
Guggenheim Funds
Trust; Guggenheim
Variable Funds Trust;
Guggenheim Strategy
Funds Trust; Transparent
Value Trust; Fiduciary/
Claymore Energy
Infrastructure Fund;
Guggenheim Taxable
Municipal Managed
Duration Trust;
Guggenheim Strategic
Opportunities Fund;
Guggenheim Enhanced
Equity Income Fund;
Guggenheim Credit
Allocation Fund,
Guggenheim Energy
					& Income Fund, Guggenheim Active Allocation Fund (Trustee and Audit Committee Chair).
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman,
Fusion Acquisition Corp II. (February
2020 - Present);
Non-Executive Chairman,
Fusion Acquisition Corp.
(June 2020 - September 2021);
Retired Chairman and Director,
SSGA Funds Management, Inc.
(2005 - March 2020); Retired
Executive Vice President, State
Street Global Advisors (2012 -
March 2020); Retired Chief
Executive Officer and Manager,
State Street Global Advisors
Funds Distributors, LLC (May
2017 - March 2020); Director,
State Street Global Markets,
LLC (2013 - April 2017);
President, SSGA Funds
Management, Inc. (2005 - 2012);
Principal, State Street
Global Advisors (2000 - 2005).	136	The Select Sector SPDR Trust (November 2005 - Present); SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016 -
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
270

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - Present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
RYAN HILL SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1982	Assistant Treasurer	Term: Unlimited Served: since May 2022	Vice President, State Street Global Advisors and SSGA Funds Management Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Co. (May 2014 - May 2017).
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1976	Assistant Treasurer	Term: Unlimited Served: since May 2022	Vice President, State Street Global Advisors and SSGA Funds Management Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
271

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

DAVID BARR SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term:Unlimited Served:since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
272

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[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
KENSHO© is a registered service mark of Kensho Technologies Inc. ("Kensho"), and all Kensho financial indices in the Kensho New Economies© family and such indices' corresponding service marks have been licensed by the Licensee in connection with the SPDR S&P Kensho Clean Power ETF, SPDR S&P Kensho Final Frontiers ETF, SPDR S&P Kensho New Economies Composite ETF, SPDR S&P Kensho Intelligent Structures ETF, SPDR S&P Kensho Smart Mobility ETF and SPDR S&P Kensho Future Security ETF (collectively, the "SPDR ETFs"). The SPDR ETFs are not marketed, sold, or sponsored by Kensho, Kensho's affiliates, or Kensho's third party licensors.
Kensho is not an investment adviser or broker dealer and Kensho makes no representation regarding the advisability of investing in any investment fund, other investment vehicle, security or other financial product regardless of whether or not it is based on, derived from, or included as a constituent of any Kensho New Economies© family index. Kensho bears no responsibility or liability for any business decision, input, recommendation, or action taken based on Kensho indices or any
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Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDRSTEQ1AR

Annual Report
June 30, 2022
SPDR® Series Trust - Equity Funds
SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactorsSM ETF
SPDR NYSE Technology ETF
SPDR S&P 500® Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Internet ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR SSGA Gender Diversity Index ETF
SPDR ICE Preferred Securities ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The FactSet Innovative Technology Index is designed to represent the performance of U.S.-listed stock and American Depository Receipts of Technology companies and Technology related companies (including Electronic Media companies) within the most innovative segments of the Technology sector and Electronic Media sub-sector of the Media sector, as defined by FactSet Research Systems, Inc.
The Global Dow Index is made up of 150 companies from around the world. The 150 companies are selected not just based on size and reputation, but also on their promise of future growth. The index has been designed to cover both developed and emerging countries. The index is equal weighted and will be reset to equal weights annually each September.
The MSCI USA Factor Mix A-Series Capped Index is designed to measure the equity market performance of large-and mid-cap companies across the U.S. equity market. It aims to represent the performance of a combination of three factors: value, quality, and low volatility. The index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI USA Value Weighted Index, the MSCI USA Quality Index and the MSCI USA Minimum Volatility Index.
The NYSE Technology Index is composed of 35 leading U.S.-listed technology-related companies. The investible universe of the index comprises all stocks in the Information Technology sector and technology-related stocks in the Customer Discretionary sector, as defined by the Index Provider.
The S&P 500 Fossil Fuel Free Index is designed to measure the performance of companies in the S&P 500 Index that are “fossil fuel free”, which are defined as companies that do not own fossil fuel reserves. For purposes of the composition of the index, fossil fuel reserves are defined as economically and technically recoverable sources of crude oil, natural gas and thermal coal but do not include metallurgical or coking coal, which are used in connection with steel production.
The S&P Capital Markets Select Industry Index represents the capital markets segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The capital markets segment of the S&P TMI comprises the following sub-industries: Asset Management & Custody Banks, Diversified Capital Markets, Financial Exchanges & Data and Investment Banking & Brokerage.
The S&P Health Care Equipment Select Industry represents the health care equipment segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The health care equipment segment of the S&P TMI comprises the following sub-industries: Health Care Equipment and Health Care Supplies.
The S&P Health Care Services Select Industry® Index represents the health care services segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The health care services segment of the S&P TMI comprises the following sub-industries: Health Care Distributors, Health Care Facilities, Health Care Services and Managed Health Care.
The S&P Insurance Select Industry Index represents the insurance segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The insurance segment of the S&P TMI comprises the following sub-industries: Insurance Brokers, Life & Health Insurance, Multi-Line Insurance, Property & Casualty Insurance and Reinsurance.
The S&P Internet Select Industry Index represents the internet segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The internet segment of the S&P TMI comprises the Internet and Direct Marketing Retail, Internet Services & Infrastructure and Interactive Media & Services sub-industry.
The S&P Metals & Mining Select Industry Index represents the metals and mining segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The metals & mining segment of the S&P TMI comprises the following sub-industries: Aluminum, Coal & Consumable Fuels, Copper, Diversified Metals & Mining, Gold, Precious Metals & Minerals, Silver and Steel.
The S&P Oil & Gas Equipment & Services Select Industry Index represents the oil and gas equipment and services segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The oil and gas equipment and services segment of the S&P TMI comprises the Oil & Gas Drilling sub-industry and the Oil & Gas Equipment & Services sub-industry.
The S&P Pharmaceuticals Select Industry Index represents the pharmaceuticals segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The pharmaceuticals segment of the S&P TMI comprises the Pharmaceuticals sub-industry.
See accompanying notes to financial statements.
1

Notes to Performance Summaries (Unaudited)  (continued)
The S&P Retail Select Industry Index represents the retail segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The retail segment of the S&P TMI comprises the following sub-industries: Apparel Retail, Automotive Retail, Computer & Electronic Retail, Department Stores, Drug Retail, Food Retailers, General Merchandise Stores, Hypermarkets & Super Centers, Internet & Direct Marketing Retail and Specialty Stores.
The S&P Semiconductor Select Industry Index represents the semiconductors segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The semiconductors segment of the S&P TMI comprises the Semiconductors sub-industry.
The S&P Software & Services Select Industry Index represents the software and services segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The software and services segment of the S&P TMI comprises the following sub-industries: Application Software, Data Processing & Outsourced Services, Home Entertainment Software, IT Consulting & Other Services and Systems Software.
The S&P Telecom Select Industry Index represents the telecommunications segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The telecommunications segment of the S& P TMI comprises the following sub-industries: Alternative Carriers, Communications Equipment, Integrated Telecommunication Services and Wireless Telecommunication Services.
The S&P Transportation Select Industry Index represents the transportation segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The transportation segment of the S& P TMI comprises the following sub-industries: Air Freight & Logistics, Airlines, Airport Services, Highways & Rail Tracks, Marine, Marine Ports & Services, Railroads and Trucking.
The SSGA Gender Diversity Index is designed to measure the performance of U.S. large capitalization companies that are “gender diverse,” which are defined as companies that exhibit gender diversity in their senior leadership positions.
ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index is a modified market capitalization weighted index composed of preferred stock and securities that are functionally equivalent to preferred stock including, but not limited to, depositary preferred securities, perpetual subordinated debt and certain securities issued by banks and other financial institutions that are eligible for capital treatment with respect to such instruments akin to that received for issuance of straight preferred stock.
See accompanying notes to financial statements.
2

SPDR FactSet Innovative Technology ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR FactSet Innovative Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the FactSet Innovative Technology Index. The Fund’s benchmark is the FactSet Innovative Technology Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –52.30%, and the Index was –52.14%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses/cash drag/cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The SPDR FactSet Innovative Technology ETF had a disappointing fiscal year, giving back almost all of the positive 55% return that was generated last fiscal Reporting Period. The Index lost over 52% and significantly outpaced the broader struggling S&P 500 Index, this is a far cry from the impressive performance the space generated a year prior. Economic growth was strong to start the Reporting Period, as the manufacturing and services sector contributed toward the economic progress. The Job market improved with approximately 943,000 jobs being added in July which is the largest addition since August 2020. Sectors like travel and tourism that were impacted by reopening had a strong contribution during the last half of 2021.
At the start of 2022, concerns over the Russia-Ukraine War and tighter monetary policy weighed on equity markets. Geopolitical risks remained elevated amid the ongoing Russia-Ukraine War and continued escalations between the United States and China over Taiwan. U.S. consumer sentiment was negatively impacted by higher prices, as inflation rose to 7.9%, reaching a 40-year high. The Federal Reserve (the “Fed”) announced its first rate hike since 2018, raising the target rate by 0.25%, and clarified that further increases would be appropriate. On the positive side, the U.S. labor market remained robust, with the February jobs report coming in much better than expected and wage growth increasing by 5.1% year-over-year. Markets remained volatile in the second quarter of 2022 and equities and bonds posted sharp declines.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Pure Storage, Inc. Class A , Anaplan, Inc. and Arista Networks, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were LendingTree, Inc., DocuSign, Inc. and Digital Turbine, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
3

SPDR FactSet Innovative Technology ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	FactSet Innovative Technology Index	Net Asset Value	Market Value	FactSet Innovative Technology Index
ONE YEAR	(52.30)%	(52.30)%	(52.14)%	(52.30)%	(52.30)%	(52.14)%
FIVE YEARS	59.85%	59.75%	63.03%	9.84%	9.82%	10.27%
SINCE INCEPTION(1)	127.35%	127.33%	133.13%	13.54%	13.54%	14.00%
(1)	For the period January 13, 2016 to June 30, 2022. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/13/16, 1/14/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR FactSet Innovative Technology ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
4

SPDR FactSet Innovative Technology ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Mandiant, Inc.	2.5%
Check Point Software Technologies, Ltd.	2.1
Qualys, Inc.	1.9
Tenable Holdings, Inc.	1.8
Duolingo, Inc.	1.8
SolarEdge Technologies, Inc.	1.7
Crowdstrike Holdings, Inc. Class A	1.6
Ubiquiti, Inc.	1.6
Advanced Energy Industries, Inc.	1.6
CyberArk Software, Ltd.	1.6
TOTAL	18.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2022

% of Net Assets
Software	47.1%
Interactive Media & Services	14.6
Semiconductors & Semiconductor Equipment	9.6
Entertainment	7.4
Health Care Technology	5.2
IT Services	3.2
Communications Equipment	2.2
Diversified Consumer Services	1.8
Real Estate Management & Development	1.7
Electronic Equipment, Instruments & Components	1.6
Household Durables	1.4
Internet & Direct Marketing Retail	1.3
Consumer Finance	1.1
Media	1.0
Commercial Services & Supplies	0.6
Short-Term Investments	8.6
Liabilities in Excess of Other Assets	(8.4)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR Global Dow ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Global Dow ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of multinational blue-chip issuers. The Fund’s benchmark is the Global Dow Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –10.22%, and the Index was –10.00%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The primary drivers of fund performance over the period were supply chain disruptions and inflationary fears. At the start of the Reporting Period, the global growth recovery regained momentum, but multiple headwinds fueled concerns regarding the outlook. Reopening of the economy — driven by increased vaccination rate, healthy manufacturing, and labor activity — continued to provide support to recovery in the third quarter of 2021. However, increasing supply chain disruptions, rising political and regulatory risks in the U.S. and China along with the global energy crunch pose key risks to recovery momentum. This led to a weak start to the final quarter of 2021, but equity markets recovered amid strong earnings growth. The emergence of the highly infectious Omicron variant led to a spike in equity market volatility at the end of November and markets stumbled globally as rising hospitalizations in parts of Europe and concerns about the new variant dominated sentiment across regions. However, the recovery was quick as data from South Africa and the U.K. indicated a lower risk of severe disease and the equity markets continued with its momentum through the last quarter of 2021 with many stocks reaching new highs.
Heading into 2022, concerns over persistent inflation, hawkish central bank actions and the ongoing Russia-Ukraine War weighed heavily on sentiment, resulting in the worst first half of the year for developed markets equities in over 50 years. Global economic growth and equity markets faced multiple headwinds. The Russia-Ukraine War created major supply chain disruption and exacerbated inflation problems over the period. The expectations for the path of interest rates hikes contributed to a decline in equity valuations, along with concerns about the growth outlook. Recession fears rose due to a consumer squeeze from higher prices and borrowing costs.
The Fund used equity index futures contracts in order to equitize cash and receivables during the Reporting Period. The Fund’s use of these contracts helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were BAE Systems, ConocoPhillips, and Chevron. The top negative contributors to the Fund’s performance during the Reporting Period were Carnival, PayPal, and Gazprom.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
6

SPDR Global Dow ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Global Dow Index	Net Asset Value	Market Value	Global Dow Index
ONE YEAR	(10.22)%	(10.05)%	(10.00)%	(10.22)%	(10.05)%	(10.00)%
FIVE YEARS	42.43%	42.60%	42.69%	7.33%	7.36%	7.37%
TEN YEARS	140.38%	141.22%	141.21%	9.17%	9.20%	9.20%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Global Dow ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
7

SPDR Global Dow ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
ConocoPhillips	1.2%
Exxon Mobil Corp.	1.2
Chevron Corp.	1.1
Schlumberger NV	1.0
BAE Systems PLC	1.0
Williams Cos., Inc.	1.0
Nutrien, Ltd.	1.0
UnitedHealth Group, Inc.	1.0
HSBC Holdings PLC	1.0
Merck & Co., Inc.	0.9
TOTAL	10.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
8

SPDR MSCI USA StrategicFactors ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR MSCI USA StrategicFactors ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index designed to measure the equity market performance of large and mid-cap companies across the U.S. equity market that have exposure to value, quality and momentum factors. The Fund’s benchmark is the MSCI USA Factor Mix A-Series Capped Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –8.28%, and the Index was –8.15%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period was dominated by pandemic, war and inflation. It began amidst the continued global rollout of the COVID-19 vaccine, but it was also accompanied by GDP growth expectations that were blunted by concern about the Delta variant and the continuation of pandemic conditions. Amidst a tight labor market, concern about inflation began to intensify, despite assurances that higher inflation would be transitory. In September 2021, markets broke their long run of gains for the year and sold off on some of these concerns.
As the fourth quarter of 2021 began, markets were able to rebound and turn in strong performances for October. But market confidence continued to be shaken as inflation persisted, disruptions continued to plague the global supply chain, and the Federal Reserve (the “Fed”) provided indications that stronger measures would be necessary to fight higher inflation that would no longer be described as “transitory”. The emergence of a new Omicron variant also rattled markets and added to the uncertainty.
Inflation numbers continued to accelerate in the new year, and so did investors’ worries not just about more hawkish central bank actions but also about the length of time they would have to be in place. Markets began to sell off in earnest, but this time, economic concerns were compounded by geopolitical ones. Russia’s late February invasion of Ukraine sent markets reeling, particularly in Europe. Gas prices that were already climbing, particularly in the U.S., only climbed higher. Relief only came from a COVID-19 pandemic that appeared to be dwindling on an Omicron variant that was more contagious but much weaker.
There was no relief from inflation, however, as numbers continued to accelerate in the second quarter of 2022 and hit levels not seen for 40 years. In response, markets continued to decline and push into official bear market territory, with first-half of 2022 losses also not seen in 40 years. Inflation continued to share headlines with war in Ukraine, COVID-19 resurgence and lockdowns in China, and confirmation that first quarter U.S. GDP growth was indeed negative.
The Fund’s exposure to the value factor during the Reporting Period contributed to the Fund’s outperformance when compared to the broader U.S. market. At the beginning of the Reporting Period, the value premium had been underperforming for several years, and it continued this underperformance into the end of 2021. But as U.S. markets began their declines in 2022, value stocks were able to outperform. Value’s outperformance was particularly strong in the last quarter of the Reporting Period.
The performance of the quality and momentum factors during the Reporting Period were mixed, but the Fund’s combined exposure to higher quality names and stronger momentum names had a positive impact on relative performance compared to the broader U.S. market.
On a combined basis, the Fund’s exposure to quality, value and momentum factors helped drive the Fund’s –8.28% return during the Reporting Period, which represented stronger performance than the MSCI USA Index’s –13.17% return over the same Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were UnitedHealth Group Inc, Eli Lilly and Company and Merck & Co Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Meta Platforms Inc Class A, PayPal Holdings Inc and Adobe Incorporated.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
9

SPDR MSCI USA StrategicFactorsSM ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI USA Factor Mix A-Series Capped Index	Net Asset Value	Market Value	MSCI USA Factor Mix A-Series Capped Index
ONE YEAR	(8.28)%	(8.23)%	(8.15)%	(8.28)%	(8.23)%	(8.15)%
FIVE YEARS	69.10%	69.20%	70.72%	11.08%	11.09%	11.29%
SINCE INCEPTION(1)	105.90%	106.04%	108.41%	10.53%	10.54%	10.72%
(1)	For the period April 15, 2015 to June 30, 2022. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/15/15, 4/16/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI USA StrategicFactorsSM ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
10

SPDR MSCI USA StrategicFactorsSM ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Microsoft Corp.	2.9%
Apple, Inc.	2.9
Johnson & Johnson	2.5
UnitedHealth Group, Inc.	2.2
Meta Platforms, Inc. Class A	1.7
Pfizer, Inc.	1.6
Eli Lilly & Co.	1.6
Alphabet, Inc. Class C	1.6
Visa, Inc. Class A	1.5
Merck & Co., Inc.	1.5
TOTAL	20.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

		% of Net Assets
	Information Technology	26.2%
	Health Care	19.1
	Financials	12.0
	Communication Services	9.5
	Industrials	8.5
	Consumer Staples	8.4
	Consumer Discretionary	6.3
	Utilities	4.0
	Materials	2.4
	Real Estate	1.8
	Energy	1.7
	Short-Term Investments	0.1
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR NYSE Technology ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR NYSE Technology ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded technology companies. The Fund’s benchmark is the NYSE Technology Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –34.86%, and the Index was –34.63%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.
Economic growth was strong to start the reporting period, as the manufacturing and services sector contributed towards the economic progress. The job market improved with approximately 943,000 jobs were added in July 2021 which was the largest addition since August 2020. Sectors like travel and tourism that were impacted by reopening had a strong contribution during the last half of 2021.
At the start of 2022, concerns over the Russia-Ukraine War and tighter monetary policy weighed on equity markets. Geopolitical risks remained elevated amid the ongoing Russia-Ukraine War and continued escalations between the United States and China over Taiwan. U.S. consumer sentiment was negatively impacted by higher prices, as inflation rose to 7.9%, reaching a 40-year high. The Federal Reserve (the “Fed”) announced its first rate hike since 2018, raising the target rate by 0.25%, and clarified that further increases would be appropriate. On the positive side, the U.S. labor market remained robust, with the February jobs report coming in much better than expected and wage growth increasing by 5.1% year-over-year. Markets remained volatile in the second quarter of 2022 and equities and bonds posted sharp declines which negatively impacted the performance of the Fund.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were IBM, Kyndryl, and Oracle. The top negative contributors to the Fund’s performance during the Reporting Period were Snap, Sea Ltd., and Uber Technologies.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
12

SPDR NYSE Technology ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	NYSE Technology Index	Net Asset Value	Market Value	NYSE Technology Index
ONE YEAR	(34.86)%	(34.82)%	(34.63)%	(34.86)%	(34.82)%	(34.63)%
FIVE YEARS	88.65%	88.60%	93.85%	13.53%	13.53%	14.15%
TEN YEARS	349.48%	349.53%	371.11%	16.22%	16.22%	16.76%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR NYSE Technology ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
13

SPDR NYSE Technology ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
International Business Machines Corp.	5.3%
Alibaba Group Holding, Ltd. ADR	4.2
JD.com, Inc. ADR	3.8
Texas Instruments, Inc.	3.7
Booking Holdings, Inc.	3.6
Broadcom, Inc.	3.6
Apple, Inc.	3.5
Microsoft Corp.	3.5
Intel Corp.	3.5
Alphabet, Inc. Class A	3.4
TOTAL	38.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2022

% of Net Assets
Semiconductors & Semiconductor Equipment	33.4%
Software	18.2
Internet & Direct Marketing Retail	10.9
IT Services	8.0
Interactive Media & Services	6.9
Hotels, Restaurants & Leisure	5.9
Entertainment	4.0
Technology Hardware, Storage & Peripherals	3.5
Communications Equipment	3.4
Automobiles	3.1
Road & Rail	2.6
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P 500 Fossil Fuel Reserves Free ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of companies in the S&P 500 Index. The Fund’s benchmark is the S&P 500 Fossil Fuel Free Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –12.01%, and the Index was –11.83%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period was dominated by pandemic, war and inflation. It began amidst the continued global rollout of the COVID-19 vaccine, but it was also accompanied by GDP growth expectations that were blunted by concern about the Delta variant and the continuation of pandemic conditions. Amidst a tight labor market, concern about inflation began to intensify, despite assurances that higher inflation would be transitory. In September 2021, markets broke their long run of gains for the year and sold off on some of these concerns.
As the fourth quarter of 2021 began, markets were able to rebound and turn in strong performances for October. But market confidence continued to be shaken as inflation persisted, disruptions continued to plague the global supply chain, and the Federal Reserve (the “Fed”) provided indications that stronger measures would be necessary to fight higher inflation that would no longer be described as “transitory”. The emergence of a new Omicron variant also rattled markets and added to the uncertainty.
Inflation numbers continued to accelerate in the new year, and so did investors’ worries not just about more hawkish central bank actions but also about the length of time they would have to be in place. Markets began to sell off in earnest, but this time, economic concerns were compounded by geopolitical ones. Russia’s late February invasion of Ukraine sent markets reeling, particularly in Europe. Gas prices that were already climbing, particularly in the U.S., only climbed higher. Relief only came from a COVID-19 pandemic that appeared to be dwindling on an Omicron variant that was more contagious but much weaker.
Inflation numbers shared headlines with war in Ukraine, COVID-19 resurgence and lockdowns in China, and confirmation that first quarter U.S. GDP growth was indeed negative. There was no relief from inflation, however, as numbers continued to accelerate in the second quarter of 2022 and hit levels not seen for 40 years. In response, markets continued to decline and push into official bear market territory, with first-half losses also not seen in 40 years.
During the Reporting Period, the price of oil increased rapidly. This was particularly true in the first quarter of 2022, which was a direct response to Russia’s invasion of Ukraine, the resulting sanctions placed on Russia by the international community and the concern about the disruptions all of this would cause in the oil and gas market. Persistent global inflationary pressures were also a contributor to the run up in the price of oil. Ultimately, fossil fuel companies’ stock prices rose along with the price of oil, and the Energy sector was the strongest performing sector in the S&P 500 for the Reporting Period. The Fund’s exclusion of certain securities due to related fossil fuel criteria contributed to the Fund’s –12.01% underperformance of the broader S&P 500 Index’s –11.01% return.
The Fund used S&P 500 Index futures in order to equitize cash and receivables during the Reporting Period, which helps the Fund to track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were UnitedHealth Group Inc, Eli Lilly and Company and Pfizer Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Amazon.com Inc, Meta Platforms Inc Class A and PayPal Holdings Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
15

SPDR S&P 500 Fossil Fuel Reserves Free ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 500 Fossil Fuel Free Index	Net Asset Value	Market Value	S&P 500 Fossil Fuel Free Index
ONE YEAR	(12.01)%	(12.01)%	(11.83)%	(12.01)%	(12.01)%	(11.83)%
FIVE YEARS	69.84%	69.79%	71.78%	11.18%	11.17%	11.43%
SINCE INCEPTION(1)	105.49%	105.63%	108.56%	11.56%	11.57%	11.82%
(1)	For the period November 30, 2015 to June 30, 2022. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/15, 12/1/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 500 Fossil Fuel Reserves Free ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
16

SPDR S&P 500 Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Apple, Inc.	6.8%
Microsoft Corp.	6.3
Amazon.com, Inc.	3.0
Alphabet, Inc. Class A	2.1
Alphabet, Inc. Class C	2.0
Tesla, Inc.	1.8
Berkshire Hathaway, Inc. Class B	1.6
UnitedHealth Group, Inc.	1.6
Johnson & Johnson	1.5
NVIDIA Corp.	1.2
TOTAL	27.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

		% of Net Assets
	Information Technology	27.7%
	Health Care	15.7
	Financials	11.2
	Consumer Discretionary	10.9
	Communication Services	9.2
	Industrials	8.1
	Consumer Staples	7.1
	Utilities	3.2
	Real Estate	2.9
	Materials	2.7
	Energy	1.1
	Short-Term Investments	0.2
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
17

SPDR S&P Capital Markets ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Capital Markets ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded companies that do business as broker-dealers, asset managers, trust and custody banks or exchanges. The Fund’s benchmark is the S&P Capital Markets Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –20.82%, and the Index was –20.56%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
Capital Markets started off slowly but still in positive territory during the first half of the Reporting Period. Hopes of economic recovery and higher interest rates following the distribution of COVID-19 vaccines helped many companies stay in the black. Unfortunately, another surge in cases during the beginning of 2022, as well as the developing war in Ukraine caused major disruptions in the market. Supply chain bottlenecks continued to persist and U.S. consumer sentiment was hit due to higher prices and an additional looming hike in interest rates. Capital Markets fell by over 30% during the final six months of the Reporting Period, causing the index to end in negative territory.
The Fund did not invest in derivatives during the Reporting Period
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were LPL Financial Holdings, Inc., FactSet Research Systems Inc. and PJT Partners, Inc. Class A. The top negative contributors to the Fund’s performance during the Reporting Period were MarketAxess Holdings Inc., Open Lending Corporation Class A and Coinbase Global, Inc. Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
18

SPDR S&P Capital Markets ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Capital Markets Select Industry Index	Net Asset Value	Market Value	S&P Capital Markets Select Industry Index
ONE YEAR	(20.82)%	(20.80)%	(20.56)%	(20.82)%	(20.80)%	(20.56)%
FIVE YEARS	66.53%	66.50%	67.36%	10.74%	10.74%	10.85%
TEN YEARS	198.34%	198.72%	203.82%	11.55%	11.56%	11.75%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Capital Markets ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
19

SPDR S&P Capital Markets ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
FactSet Research Systems, Inc.	1.8%
Morningstar, Inc.	1.8
Goldman Sachs Group, Inc.	1.8
Cboe Global Markets, Inc.	1.8
CME Group, Inc.	1.8
Nasdaq, Inc.	1.8
Charles Schwab Corp.	1.7
S&P Global, Inc.	1.7
Cowen, Inc. Class A	1.7
Hamilton Lane, Inc. Class A	1.7
TOTAL	17.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2022

% of Net Assets
Asset Management & Custody Banks	44.8%
Investment Banking & Brokerage	31.6
Financial Exchanges & Data	23.4
Short-Term Investments	3.5
Liabilities in Excess of Other Assets	(3.3)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

SPDR S&P Health Care Equipment ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Health Care Equipment ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the healthcare equipment and supplies segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Health Care Equipment Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –34.18%, and the Index was –34.06%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The Healthcare Equipment Index suffered negative returns all four quarters in the Reporting period as uncertainty of COVID-19 continued to weigh heavily and cases began to surge once again. Despite previous gains due to COVID-19, related to a rise Healthcare Equipment needs, many companies suffered due to numerous supply chain disruptions. In addition, the higher costs of product design and development and overall cost of healthcare itself, caused further declines. Finally, increased cases of cybersecurity failures only furthered the continued decline over the Reporting Period, resulting in negative returns of over –34%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Lantheus Holdings Inc., iRhythm Technologies, Inc. and Meridian Bioscience, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Pulmonx Corp., Butterfly Network Inc. Class A and Nevro Corp..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
21

SPDR S&P Health Care Equipment ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Health Care Equipment Select Industry Index	Net Asset Value	Market Value	S&P Health Care Equipment Select Industry Index
ONE YEAR	(34.18)%	(34.20)%	(34.06)%	(34.18)%	(34.20)%	(34.06)%
FIVE YEARS	39.88%	39.83%	41.85%	6.94%	6.94%	7.24%
TEN YEARS	233.89%	234.46%	243.55%	12.81%	12.83%	13.14%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Health Care Equipment ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
22

SPDR S&P Health Care Equipment ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
CryoPort, Inc.	1.7%
Figs, Inc. Class A	1.6
Cerus Corp.	1.5
Meridian Bioscience, Inc.	1.5
Inari Medical, Inc.	1.5
STAAR Surgical Co.	1.5
Axonics, Inc.	1.5
AtriCure, Inc.	1.5
Glaukos Corp.	1.4
Lantheus Holdings, Inc.	1.4
TOTAL	15.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2022

% of Net Assets
Health Care Equipment	74.1%
Health Care Supplies	25.8
Short-Term Investments	5.7
Liabilities in Excess of Other Assets	(5.6)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
23

SPDR S&P Health Care Services ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Health Care Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the health care providers and services segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Health Care Services Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –27.91%, and the Index was –27.83%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
Technology trends and poor profits across the industry were primary drivers of Fund performance during the Reporting Period.
As services shifted to a virtual model during the pandemic, traditional healthcare providers received a boost in stock returns due to these type of activities. Virtual healthcare continued its strong trend during the Reporting Period.
The industry struggled, however, due to poor profits that were seen by many of the companies in the Index. Healthcare equipment stocks have been a drag on the industry’s performance due to COVID-19 related issues. These companies experienced modest losses during the Reporting Period.
During the Reporting Period, Tech stocks took a hit and companies in other industries who lean more towards tech based products and solutions also suffered. The upstart companies in the industry who are trying to deliver primarily tech driven health care services experienced business losses during the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were McKesson Corporation, UnitedHealth Group Incorporated, and Option Care Health Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Clover Health Investments Corp. Class A, Accolade, Inc., and Joint Corp.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
24

SPDR S&P Health Care Services ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Health Care Services Select Industry Index	Net Asset Value	Market Value	S&P Health Care Services Select Industry Index
ONE YEAR	(27.91)%	(27.88)%	(27.83)%	(27.91)%	(27.88)%	(27.83)%
FIVE YEARS	32.18%	32.25%	34.16%	5.74%	5.75%	6.05%
TEN YEARS	193.43%	193.61%	203.15%	11.37%	11.37%	11.73%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Health Care Services ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
25

SPDR S&P Health Care Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Accolade, Inc.	1.9%
Hims & Hers Health, Inc.	1.9
Signify Health, Inc. Class A	1.9
23andMe Holding Co. Class A	1.8
agilon health, Inc.	1.8
Privia Health Group, Inc.	1.8
Apollo Medical Holdings, Inc.	1.8
MEDNAX, Inc.	1.8
AMN Healthcare Services, Inc.	1.8
Fulgent Genetics, Inc.	1.7
TOTAL	18.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2022

% of Net Assets
Health Care Services	54.1%
Health Care Facilities	18.4
Health Care Distributors	14.2
Managed Health Care	13.2
Short-Term Investments	9.8
Liabilities in Excess of Other Assets	(9.7)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
26

SPDR S&P Insurance ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Insurance ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded companies in the insurance industry. The Fund’s benchmark is the S&P Insurance Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –0.01%, and the Index was 0.39%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.
Federal Reserve Bank monetary policies, Inflationary fears, and the technology bear market were primary drivers of Fund performance during the Reporting Period.
Insurance companies benefited from the Federal Reserve Bank monetary policies during the Reporting Period. Increased rates help insurance companies become more profitable through higher premiums charges to customers.
Investor’s concern over the rising inflation trickled down into the insurance industry, as stocks fell sharply in the second quarter of 2022.
More recently, the industry has seen a rise in internet-based Insurance companies as an alternative way for customers to shop for coverage. During the Reporting Period, Technology companies have taken a performance hit and this was evident in the technology/internet based insurance companies.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were W. R. Berkley Corporation, W. R. Berkley Corporation, and Kinsale Capital Group, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were eHealth, Inc., Goosehead Insurance, Inc. Class A, and Lemonade Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
27

SPDR S&P Insurance ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Insurance Select Industry Index	Net Asset Value	Market Value	S&P Insurance Select Industry Index
ONE YEAR	(0.01)%	0.08%	0.39%	(0.01)%	0.08%	0.39%
FIVE YEARS	41.71%	41.78%	44.38%	7.22%	7.23%	7.62%
TEN YEARS	235.15%	235.43%	248.06%	12.86%	12.87%	13.28%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Insurance ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
28

SPDR S&P Insurance ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Trupanion, Inc.	2.3%
Selective Insurance Group, Inc.	2.2
Arthur J Gallagher & Co.	2.2
Aon PLC Class A	2.2
Globe Life, Inc.	2.2
Brown & Brown, Inc.	2.1
Marsh & McLennan Cos., Inc.	2.1
Hanover Insurance Group, Inc.	2.1
Kinsale Capital Group, Inc.	2.1
American Financial Group, Inc.	2.1
TOTAL	21.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2022

% of Net Assets
Property & Casualty Insurance	45.1%
Life & Health Insurance	25.6
Insurance Brokers	14.0
Reinsurance	9.1
Multi-line Insurance	6.0
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
29

SPDR S&P Internet ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Internet ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the internet segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Internet Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –58.98%, and the Index was –58.92%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees/ expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.
Global recovery regained momentum at the start of the Reporting Period, driven by increased vaccination rate, healthy manufacturing, and labor activity. While this all signaled the reopening of the economy, internet companies were not seeing the same positive movement. Eleven of the twelve months in the Reporting Period posted negative returns. After being home throughout the pandemic, shoppers were eager to head back to brick-and-mortar stores. Inflation also drove consumers to curb non-discretionary spending. All three sub-industries were down significantly over the 12-month period. Internet and Direct Marketing Retail was down 67.7%, Interactive Media and Services was down 57.8% and Internet Services and Infrastructure was down 47.4%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were: Switch, Inc, Stamps.com Inc, and BARK, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were: Stitch Fix, Inc, RealReal, Inc, and fuboTV, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
30

SPDR S&P Internet ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Internet Select Industry Index	Net Asset Value	Market Value	S&P Internet Select Industry Index
ONE YEAR	(58.98)%	(59.01)%	(58.92)%	(58.98)%	(59.01)%	(58.92)%
FIVE YEARS	26.11%	26.03%	27.43%	4.75%	4.74%	4.97%
SINCE INCEPTION(1)	73.10%	73.04%	75.69%	9.56%	9.56%	9.83%
(1)	For the period June 27, 2016 to June 30, 2022. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/27/16, 6/28/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Internet ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
31

SPDR S&P Internet ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Chewy, Inc. Class A	2.5%
Snowflake, Inc. Class A	2.3
DoorDash, Inc. Class A	2.1
Ziff Davis, Inc.	2.1
Squarespace, Inc. Class A	2.1
Shutterstock, Inc.	2.1
Fastly, Inc. Class A	2.1
Okta, Inc.	2.1
Switch, Inc. Class A	2.1
VeriSign, Inc.	2.0
TOTAL	21.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2022

% of Net Assets
Interactive Media & Services	34.0%
Internet Services & Infrastructure	33.4
Internet & Direct Marketing Retail	32.6
Short-Term Investments	9.7
Liabilities in Excess of Other Assets	(9.7)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
32

SPDR S&P Metals & Mining ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Metals & Mining ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the metals and mining segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Metals & Mining Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was 1.87%, and the Index was 2.20%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.
Consumer spending, gas prices, and the war between Russia and Ukraine were primary drivers of Fund performance during the Reporting Period.
Although most U.S. equities were down during the Reporting Period, Metals and Mining stocks saw modest positive returns over that time.
When the global pandemic first emerged, consumer spending stalled as people stayed home and saved their money. Now, as people continue to re-enter the world, Metals & Mining companies have benefited from the increased spending on homes, travel, etc.
Metals, such as coal, steel, and aluminum have experienced increases in demand, which has benefited the industry.
The Russian-Ukraine war has increased the price of natural gas and because of this, demand for coal has amplified. As coal has come more in favor, coal mining companies and steel manufacturing companies have also profited.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Peabody Energy Corporation, Arch Resources, Inc. Class A, and Alcoa Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Coeur Mining, Inc., Hecla Mining Company, and Piedmont Lithium Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
33

SPDR S&P Metals & Mining ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Metals & Mining Select Industry Index	Net Asset Value	Market Value	S&P Metals & Mining Select Industry Index
ONE YEAR	1.87%	1.81%	2.20%	1.87%	1.81%	2.20%
FIVE YEARS	56.97%	56.93%	59.65%	9.44%	9.43%	9.81%
TEN YEARS	22.62%	22.63%	23.23%	2.06%	2.06%	2.11%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Metals & Mining ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
34

SPDR S&P Metals & Mining ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Royal Gold, Inc.	4.6%
Reliance Steel & Aluminum Co.	4.5
Newmont Corp.	4.4
Steel Dynamics, Inc.	4.4
Allegheny Technologies, Inc.	4.4
Nucor Corp.	4.3
MP Materials Corp.	4.3
Alcoa Corp.	4.2
Commercial Metals Co.	4.2
Arch Resources, Inc.	4.1
TOTAL	43.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2022

% of Net Assets
Steel	41.5%
Coal & Consumable Fuels	17.8
Aluminum	12.7
Gold	11.3
Diversified Metals & Mining	9.0
Silver	3.9
Copper	3.6
Short-Term Investments	4.5
Liabilities in Excess of Other Assets	(4.3)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
35

SPDR S&P Oil & Gas Equipment & Services ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Oil & Gas Equipment & Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the oil and gas equipment and services segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Oil & Gas Equipment & Services Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –3.18%, and the Index was –2.85%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index contributed to the difference between the Fund’s performance and that of the Index.
The Fund retreated around 20% during the first 6 months of the Reporting Period under review. During the first quarter under review, risk assets across developed markets were flat whereas emerging markets underperformed amid sell-off in China. On the fiscal front, U.S. congress narrowly avoided a government shutdown in September, setting a stage for debt ceiling struggle in the fourth quarter. A bi-partisan Infrastructure bill was delayed as its fate was now linked to broader social spending negotiations in congress Rising COVID-19 cases toward the end of 2021 triggered disruption to services and created further bottlenecks related to labor, transportation and goods. Commodities (as measured by the Bloomberg Commodities Total Return Index) declined 1.6% during the 4th quarter of 2021, amid the emergence of the Omicron variant and the energy sector lost 13%.
Conversely, in the second half of the Reporting Period under review, the Fund returned over 21%. Commodity prices accelerated the trend as western countries imposed strict sanctions on Russia’s economy. The Russia-Ukraine War further exacerbated the supply chain and inflation problems at the end of February. Commodities (as measured by the Bloomberg Commodities Total Return Index) registered a solid return of 25.6% in the first quarter of 2022 as the Russia-Ukraine War supercharged a rally in commodity markets. The energy sector continued to lead the way, up 47.9%, with the Bloomberg Natural Gas Sub-Index returning over 58% for the quarter. The West Texas Intermediate crude oil index climbed over 38% for the quarter ending Mar 31 2022, while energy prices rose sharply amid increasing global demand and tighter global supplies as sanctions mounted on Russia, a significant player in global energy markets. This trend somewhat cooled for the quarter ending June 30, 2022, as while energy sector continued to lead the way, up 7.0%, the Natural Gas Sub-Index fell by 6.0% as prices contracted by more than 33% in June, wiping out all gains made during April and May. The oil and gas market reversed its upward trend in June on anticipations of a global slowdown, while OPEC, China and the U.S. desperately tried to ease the supply-demand imbalance.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were NexTier Oilfield Solutions, Inc., Patterson-UTI Energy, Inc. and Halliburton Company. The top negative contributors to the Fund’s performance during the Reporting Period were Core Laboratories NV, Helix Energy Solutions Group, Inc., and DMC Global Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
36

SPDR S&P Oil & Gas Equipment & Services ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Oil & Gas Equipment & Services Select Industry Index	Net Asset Value	Market Value	S&P Oil & Gas Equipment & Services Select Industry Index
ONE YEAR	(3.18)%	(3.13)%	(2.85)%	(3.18)%	(3.13)%	(2.85)%
FIVE YEARS	(58.47)%	(58.44)%	(58.12)%	(16.12)%	(16.10)%	(15.98)%
TEN YEARS	(77.90)%	(77.89)%	(77.58)%	(14.01)%	(14.01)%	(13.89)%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Oil & Gas Equipment & Services ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
37

SPDR S&P Oil & Gas Equipment & Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Helmerich & Payne, Inc.	4.9%
Patterson-UTI Energy, Inc.	4.9
TechnipFMC PLC	4.9
NexTier Oilfield Solutions, Inc.	4.8
Nov, Inc.	4.8
Baker Hughes Co.	4.6
ChampionX Corp.	4.6
Cactus, Inc. Class A	4.6
Halliburton Co.	4.4
Nabors Industries, Ltd.	4.4
TOTAL	46.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2022

% of Net Assets
Oil & Gas Equipment & Services	73.3%
Oil & Gas Drilling	26.6
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
38

SPDR S&P Pharmaceuticals ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Pharmaceuticals ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index comprised of the Pharmaceuticals sub-industry . The Fund’s benchmark is the S&P Pharmaceuticals Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –17.67%, and the Index was –17.79%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Positive cash drag and class action proceeds contributed to the difference between the Fund’s performance and that of the Index.
The Pharmaceutical Industry Index lost value in each of the four quarters during the period essentially giving back the almost exact 18% that it gained during the previous fiscal year. That only tells half of the story, however. After a disappointing first half of the fiscal year in which the Index trailed the S&P 500 by close to 22%, the industry rallied in the second half outpacing the broader market by over 11.5% and salvaging the disparity a bit as the S&P 500’s final tally was –10.62% for the period. COVID-19 continued to dominate the industry headlines during the period as companies such as Pfizer and Johnson & Johnson produced vaccines at a rapid rate while trying to combat the different variants of the virus. Pfizer also developed an oral treatment for COVID-19 patients towards the end of the period. Elsewhere in the industry, M&A began to trend upwards again back to pre-pandemic levels. Companies such as Bristol Myers Squibb (Turning Point Therapeutics), GlaxoSmithKline (Sierra Oncology), and Pfizer (Biohaven Pharmaceuticals) acquired smaller drug companies during the period. Each of those deals, some still pending, exceeded $1 Billion.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Pfizer, Inc., Eli Lilly and Co, and Merck & Co. The top negative contributors to the Fund’s performance during the Reporting Period were Cassava Sciences, Endo International and Reata Pharmaceuticals, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
39

SPDR S&P Pharmaceuticals ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Pharmaceuticals Select Industry Index	Net Asset Value	Market Value	S&P Pharmaceuticals Select Industry Index
ONE YEAR	(17.67)%	(17.64)%	(17.79)%	(17.67)%	(17.64)%	(17.79)%
FIVE YEARS	1.60%	1.65%	2.17%	0.32%	0.33%	0.43%
TEN YEARS	74.10%	74.12%	76.63%	5.70%	5.70%	5.85%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Pharmaceuticals ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
40

SPDR S&P Pharmaceuticals ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Axsome Therapeutics, Inc.	5.1%
Nektar Therapeutics	3.7
Amphastar Pharmaceuticals, Inc.	3.6
Corcept Therapeutics, Inc.	3.6
Eli Lilly & Co.	3.5
Intra-Cellular Therapies, Inc.	3.5
Harmony Biosciences Holdings, Inc.	3.4
Zoetis, Inc.	3.4
Jazz Pharmaceuticals PLC	3.4
Pfizer, Inc.	3.4
TOTAL	36.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2022

% of Net Assets
Pharmaceuticals	99.8%
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
41

SPDR S&P Retail ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Retail ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the retail segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Retail Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –39.02%, and the Index was –38.91%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Over the last year, the S&P Retail Select Industry Index struggled to generate positive returns, with only August and October 2021 generating positive returns. The retail markets struggled particularly in Q1 and Q2 2022 with –35.2% returns over these 6 months. Despite rebounding labor markets, inflation, interest rate hikes, and concerns over a recession weighted on the minds of many investors in retail stocks driving down prices.
In Q3 2021, the S&P Retail Select Industry Index returned –6.8% for the quarter in the U.S. Economic growth remained strong during the quarter as the manufacturing and services sector contributed towards the economic progress. The Job market improved with approximately 943,000 jobs being added in July which was the largest additions since August 2020. Sectors like travel and tourism that were impacted by reopening had a strong contribution during the quarter. The consumer price index (CPI) stayed at the decade highs of 5.4% year over year.
During the 4th quarter of 2021, U.S. President Joe Biden made progress on his infrastructure spending proposals by signing the long-awaited Infrastructure Investment and Jobs Act, which is a US$1.2 trillion bipartisan infrastructure bill. The bill includes US$550 billion of additional spending in order to upgrade roads, bridges and railways and deploy electric vehicle charging stations across the U.S.. Despite the announcement of a sizeable injection of capital into the U.S. markets, the S&P Retail Select Industry Index only returned 1.1% for the quarter.
For the 1st quarter of 2022, concerns over the Russia-Ukraine War and tighter monetary policy negatively affected U.S. equity markets during the quarter. The U.S. consumer sentiment was hit due to higher prices, as inflation rose to 7.9%, reaching a 40-year high. The Federal Reserve (the ”Fed”) announced its first rate hike since 2018, raising the target rate by 0.25%, and clarified that further increases would be appropriate. On the positive side, the U.S. labor market remained robust, with the February jobs report coming in much better than expected and wage growth increasing by 5.1% year-over-year. Total nonfarm payrolls surpassed consensus forecasts, and the unemployment rate dropped to 3.8%, despite the labor force participation rate moving up to 62.3%. Earnings growth for U.S. companies stood at 30% year-over-year, beating expectations. However, labor markets couldn’t help the S&P Retail Select Industry Index and it dropped –16.3% for the quarter.
In the U.S., equities declined over the 2nd quarter of 2022. Consumer sentiment dropped sharply despite lower levels of unemployment and stronger wage growth over the quarter. The Fed indicated its commitment toward bringing inflation under control by raising interest rates further. However, as an aftereffect, unemployment rates were also likely to rise, which was an area of concern for market participants.
Signs of higher interest rates weighing on economic activity could be observed from 40% higher house prices compared with the start of 2020. Economic data also confirmed a decline in the number of home sales.
The S&P Retail Select Industry Index returned –22.6% for the quarter. The S&P 500 index also declined by 16.10% during the quarter. All sectors in the U.S. posted negative returns. Consumer discretionary (–26.16%) and communication services (–20.71%) were the weakest.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Stamps.com, Murphy USA, and Grocery Outlet Holdings. The top negative contributors to the Fund’s performance during the Reporting Period were Vroom Inc, Stitch Fix, and RealReal Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
42

SPDR S&P Retail ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Retail Select Industry Index	Net Asset Value	Market Value	S&P Retail Select Industry Index
ONE YEAR	(39.02)%	(38.98)%	(38.91)%	(39.02)%	(38.98)%	(38.91)%
FIVE YEARS	53.95%	54.07%	54.36%	9.01%	9.03%	9.07%
TEN YEARS	125.52%	125.53%	128.00%	8.47%	8.47%	8.59%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Retail ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
43

SPDR S&P Retail ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Chewy, Inc. Class A	1.4%
Grocery Outlet Holding Corp.	1.3
Ollie's Bargain Outlet Holdings, Inc.	1.3
Rite Aid Corp.	1.3
Dollar General Corp.	1.2
AutoZone, Inc.	1.2
O'Reilly Automotive, Inc.	1.2
Costco Wholesale Corp.	1.2
National Vision Holdings, Inc.	1.2
DoorDash, Inc. Class A	1.2
TOTAL	12.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2022

% of Net Assets
Apparel Retail	19.3%
Automotive Retail	19.0
Internet & Direct Marketing Retail	18.1
Specialty Stores	15.8
Food Retail	7.5
General Merchandise Stores	6.8
Hypermarkets & Super Centers	4.5
Department Stores	3.6
Computer & Electronics Retail	3.0
Drug Retail	2.3
Short-Term Investment	7.6
Liabilities in Excess of Other Assets	(7.5)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
44

SPDR S&P Semiconductor ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Semiconductor ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the semiconductor segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Semiconductor Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –20.86%, and the Index was –20.71%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The Semiconductor Industry was able to enjoy strong, consistent earnings and growth as demand for computer processing continued to rise during the first half of this Reporting Period with returns over 25%. Continued social distancing practices and a remote workforce across the globe meant continued demand for cloud-based solutions and video communications software. The COVID-19 pandemic has made it very clear that IT infrastructure and reliable networks and software with adequate speed and reliability were paramount. Unfortunately, as students returned to the classrooms and more and more employees returned to the office, there was a large decline in demand. This decline, coupled with continued chip supply chain woes, wiped out earlier gains with negative returns of over 40% during the first six months of 2022 which negatively impacted the Fund during the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were SiTime Corporation, Xilinx, Inc. and ON Semiconductor Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Skyworks Solutions, Inc., Meta Materials Inc. and Navitas Semiconductor Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
45

SPDR S&P Semiconductor ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Semiconductor Select Industry Index	Net Asset Value	Market Value	S&P Semiconductor Select Industry Index
ONE YEAR	(20.86)%	(20.84)%	(20.71)%	(20.86)%	(20.84)%	(20.71)%
FIVE YEARS	152.64%	152.78%	155.53%	20.36%	20.38%	20.64%
TEN YEARS	620.78%	621.38%	639.67%	21.84%	21.85%	22.15%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Semiconductor ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
46

SPDR S&P Semiconductor ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Impinj, Inc.	3.3%
Silicon Laboratories, Inc.	3.0
First Solar, Inc.	2.9
Lattice Semiconductor Corp.	2.9
Texas Instruments, Inc.	2.9
QUALCOMM, Inc.	2.8
Power Integrations, Inc.	2.8
Intel Corp.	2.8
Cirrus Logic, Inc.	2.8
Semtech Corp.	2.8
TOTAL	29.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2022

% of Net Assets
Semiconductors	99.9%
Short-Term Investments	5.2
Liabilities in Excess of Other Assets	(5.1)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
47

SPDR S&P Software & Services ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Software & Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the computer software segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Software & Services Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –35.16%, and the Index was –35.00%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Most of the Fund’s underperformance in the first half of the fiscal year occurred in the last quarter of 2021, when supply chain bottlenecks continued to persist and sapped growth momentum. Rising COVID-19 cases toward the end of the quarter triggered disruption to services and created further bottlenecks related to labor, transportation and goods. On the monetary policy front, global central banks, led by the U.S. Fed, turned mostly hawkish by varying degrees. The U.S. Federal Reserve (the “Fed”) abandoned its notion of ‘transitory inflation, and announced that it would double the pace of tapering, paving the way for a rate hike in early 2022. On the economic front, inflation levels remained elevated with the U.S. consumer price index (CPI) surging by 6.8% year-over-year, the highest rate since June 1982.
The Fund significantly underperformed in the second half of the fiscal year. During the first quarter of 2022, equity markets faced multiple headwinds as commodity prices accelerated the trend as western countries imposed strict sanctions on Russia’s economy. Hawkish pivot by western central banks amid rising inflation also weighed on stocks and bonds. The Russia-Ukraine War further exacerbated the supply chain and inflation problems at the end of February. The S&P500 Index declined by 4.60% during the quarter. Value significantly outperformed growth and Information Technology (–8.36%) was one of the worst-performing sectors.
During the last quarter of the Reporting Period under review, persistent inflation pressure forced central banks to accelerate tightening, risking a hard landing. Incoming data from key developed markets pointed toward broad-based deceleration in economic activities. Concerns over persistent inflation, hawkish central bank actions and the ongoing Russia-Ukraine War weighed heavily on sentiment. Consumer sentiment dropped sharply despite lower levels of unemployment and stronger wage growth over the quarter. The Fed indicated its commitment toward bringing inflation under control by raising interest rates further. The S&P 500 index declined by 16.10% during the quarter. Information Technology was once again one of the worst performing sectors, retreating over –20% for the 3 months ending June 30, 2022.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Bottomline Technologies (de), Inc. International Money Express, Inc. and Mimecast Limited. The top negative contributors to the Fund’s performance during the Reporting Period were Riot Blockchain Inc, Avaya Holdings Corp. and Skillz Inc. Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund
See accompanying notes to financial statements.
48

SPDR S&P Software & Services ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Software & Services Select Industry Index	Net Asset Value	Market Value	S&P Software & Services Select Industry Index
ONE YEAR	(35.16)%	(35.16)%	(35.00)%	(35.16)%	(35.16)%	(35.00)%
FIVE YEARS	79.82%	79.87%	82.53%	12.45%	12.46%	12.79%
TEN YEARS	294.53%	294.61%	305.59%	14.71%	14.71%	15.03%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Software & Services ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
49

SPDR S&P Software & Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
ForgeRock, Inc. Class A	0.6%
Gitlab, Inc. Class A	0.6
Paya Holdings, Inc.	0.6
Agilysys, Inc.	0.6
Zendesk, Inc.	0.6
Sprout Social, Inc. Class A	0.6
Confluent, Inc. Class A	0.6
Informatica, Inc. Class A	0.6
Palantir Technologies, Inc. Class A	0.6
Repay Holdings Corp.	0.6
TOTAL	6.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2022

% of Net Assets
Application Software	54.7%
Data Processing & Outsourced Services	20.0
Systems Software	15.8
IT Consulting & Other Services	6.1
Interactive Home Entertainment	3.3
Short-Term Investments	9.5
Liabilities in Excess of Other Assets	(9.4)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
50

SPDR S&P Telecom ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Telecom ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the telecommunications segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Telecom Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –22.87%, and the Index was –22.67%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses, cash drag and cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The SPDR S&P Telecom ETF had a disappointing fiscal year giving back almost half of the positive performance that was generated last fiscal year. The Index lost almost 23% and lagged the broader struggling S&P 500 Index by almost 13% on the Reporting Period. While the COVID-19 variant seems to have increased the need for expansion in the telecommunications space, the global pandemic has also created havoc for these companies and their opportunity to grow. There are ongoing challenges associated with global supply chains along with increased costs in materials as well as increased rates in freight. Additionally, the global semi-conductor shortage that has disrupted many different industries has specifically created challenges within the Telecom space. Finally, Telecom companies have seen increases in demand for hardware and mobile solutions, yet the tailwinds from the pandemic are winding down. The move from 4G to 5G gives Telecom companies the opportunity for growth, yet they will also have to navigate declining demand for 4G products which some companies are currently struggling with.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Gogo Inc., NetScout Systems, Inc. and Arista Networks, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Inseego Corp, CommScope Holding Co. and Bandwidth Inc. Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
51

SPDR S&P Telecom ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Telecom Select Industry Index	Net Asset Value	Market Value	S&P Telecom Select Industry Index
ONE YEAR	(22.87)%	(22.82)%	(22.67)%	(22.87)%	(22.82)%	(22.67)%
FIVE YEARS	18.15%	18.25%	18.16%	3.39%	3.41%	3.39%
TEN YEARS	117.89%	117.86%	120.52%	8.10%	8.10%	8.23%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Telecom ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
52

SPDR S&P Telecom ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Iridium Communications, Inc.	3.4%
T-Mobile US, Inc.	3.3
Cogent Communications Holdings, Inc.	3.3
AT&T, Inc.	3.3
Ciena Corp.	3.3
Motorola Solutions, Inc.	3.2
Plantronics, Inc.	3.2
Verizon Communications, Inc.	3.2
Telephone & Data Systems, Inc.	3.2
Juniper Networks, Inc.	3.2
TOTAL	32.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2022

% of Net Assets
Communications Equipment	54.0%
Diversified Telecommunication Services	34.9
Wireless Telecommunication Services	11.0
Short-Term Investments	4.1
Liabilities in Excess of Other Assets	(4.0)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
53

SPDR S&P Transportation ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Transportation ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the transportation segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Transportation Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –19.57%, and the Index was –19.30%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses, cash drag and cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The SPDR S&P Transportation ETF had a disappointing fiscal year, giving back almost 30% of the positive 63% return that was generated last fiscal reporting period. The Index lost almost 20% and lagged the broader struggling S&P 500 Index by over 13%, this is a far cry from the impressive performance the space generated a year prior. The transportation space is generally considered an indicator of economic health. Companies in this area have weaker quarterly results that correspond to spikes in area lockdowns and coronavirus cases while increased profits fall inline with times of greater normalcy and a decrease in the coronavirus surge. Unfortunately for many companies in this space, the Russian invasion of Ukraine has also had a major impact on profitability. Surging gas prices in recent months have decreased profitability as well as significantly reducing the labor force and limiting corporate ability to operate at the demand levels that are necessary.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Avis Budget Group, Inc., Matson, Inc. and ArcBest Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Uber Technologies, Inc., Lyft, Inc. Class A and TuSimple Holdings, Inc. Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
54

SPDR S&P Transportation ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Transportation Select Industry Index	Net Asset Value	Market Value	S&P Transportation Select Industry Index
ONE YEAR	(19.57)%	(19.55)%	(19.30)%	(19.57)%	(19.55)%	(19.30)%
FIVE YEARS	28.66%	28.73%	30.89%	5.17%	5.18%	5.53%
TEN YEARS	198.24%	198.38%	208.68%	11.55%	11.55%	11.93%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Transportation ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
55

SPDR S&P Transportation ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
FedEx Corp.	2.5%
Spirit Airlines, Inc.	2.5
United Parcel Service, Inc. Class B	2.4
Old Dominion Freight Line, Inc.	2.4
Union Pacific Corp.	2.3
AMERCO	2.3
Knight-Swift Transportation Holdings, Inc.	2.3
Landstar System, Inc.	2.3
C.H. Robinson Worldwide, Inc.	2.3
Forward Air Corp.	2.3
TOTAL	23.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2022

% of Net Assets
Trucking	36.1%
Airlines	28.5
Air Freight & Logistics	20.4
Marine	8.0
Railroads	6.8
Short-Term Investments	5.2
Liabilities in Excess of Other Assets	(5.0)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
56

SPDR SSGA Gender Diversity Index ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR SSGA Gender Diversity Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks U.S. companies that are leaders in advancing women through gender diversity on their boards of directors and in management. The Fund’s benchmark is the SSGA Gender Diversity Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –24.47%, and the Index was –24.34%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
Economic activity continued to expand in the first half of the Reporting Period, albeit at a measurably moderate pace, with several factors contributing to multiple headwinds. Supply chain bottlenecks continued to persist and sapped growth momentum during the quarter. The Index, which seeks to track U.S. large-cap companies that are leaders within their sectors in advancing women through gender diversity on their boards of directors and in senior leadership positions, advanced a modest 1.05% over this Reporting Period. In the second half of the Reporting Period, concerns over the Russia-Ukraine War and tighter monetary policy negatively affected equity markets. U.S. consumer sentiment was hit due to higher prices, as inflation reached a 40-year high.
Energy was the top performing sector as commodity prices rallied due to the Russia-Ukraine War. Communication Services was the worst performing sector. Netflix, Inc. reported financial results that were well below market expectations and the stock traded at pre-pandemic levels. Shares of Walt Disney Company also came under pressure as the company reported disappointing earnings and concerns that subscriber growth would slow after two years of robust growth.
The Fund used index equity futures in order to equitize cash and dividend receivables during the Reporting Period. The Fund’s use futures of helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were UnitedHealth Group Incorporated, Merck & Co. Inc, and Bristol-Myers Squibb Company. The top negative contributors to the Fund’s performance during the Reporting Period were PayPal Holdings Inc., Walt Disney Company and Netflix, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
57

SPDR SSGA Gender Diversity Index ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	SSGA Gender Diversity Index	Net Asset Value	Market Value	SSGA Gender Diversity Index
ONE YEAR	(24.47)%	(24.42)%	(24.34)%	(24.47)%	(24.42)%	(24.34)%
FIVE YEARS	33.89%	33.98%	34.83%	6.01%	6.02%	6.16%
SINCE INCEPTION(1)	60.44%	60.58%	62.04%	7.77%	7.79%	7.94%
(1)	For the period March 7, 2016 to June 30, 2022. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/7/16, 3/8/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR SSGA Gender Diversity Index ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
58

SPDR SSGA Gender Diversity Index ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
UnitedHealth Group, Inc.	7.7%
Visa, Inc. Class A	5.6
Salesforce, Inc.	4.1
Merck & Co., Inc.	3.7
Walt Disney Co.	3.6
Coca-Cola Co.	2.9
Intuit, Inc.	2.9
Bristol-Myers Squibb Co.	2.7
NIKE, Inc. Class B	2.5
American Express Co.	2.2
TOTAL	37.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

% of Net Assets
Information Technology	24.0%
Health Care	19.4
Consumer Discretionary	10.4
Industrials	10.0
Financials	8.6
Consumer Staples	6.6
Communication Services	6.5
Energy	4.4
Real Estate	3.5
Materials	3.2
Utilities	3.0
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
59

SPDR ICE Preferred Securities ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
SPDR ICE Preferred Securities ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of preferred securities that are non-convertible. The Fund’s benchmark is the ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –14.52%, and the Index was –14.34%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.
Over the 12-month Reporting Period, the Fund posted negative returns in eight of the months. Banks (–17.0%) contributed most to the negative performance, followed by Diversified Financials (–15.5%) and then Insurance (–13.2%). These industries make up the bulk of the preferred securities in the Index. Preferred stocks are less volatile than common stocks and offer a higher yield with a preference over common stock shareholders in receiving dividends. A hybrid between traditional equities and bonds, preferred stocks provide unique benefits in any market climate.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were: Citigroup Capital XIII Tr Pfd Secs, PNC Financial Services Group, Inc. and Charles Schwab Corp Depositary Shs. The top negative contributors to the Fund’s performance during the Reporting Period were: Capital One Financial Corp Depositary Shs Repr 1/40th 5%, Capital One Financial Corp Depositary Shs Repr 1/40th 4.8%, and First Republic Bank Depositary Shs Repr 1/40.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
60

SPDR ICE Preferred Securities ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index(2)	Net Asset Value(1)	Market Value(1)	ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index(2)
ONE YEAR	(14.52)%	(14.47)%	(14.34)%	(14.52)%	(14.47)%	(14.34)%
FIVE YEARS	4.44%	4.57%	5.96%	0.87%	0.90%	1.16%
TEN YEARS	40.00%	39.95%	43.84%	3.42%	3.42%	3.70%
(1)	Effective May 1, 2021, the Fund changed its investment strategy and its benchmark index to the ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index. The Fund’s performance in the table above and the line graph below is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 1, 2021.
(2)	The ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index inception date is May 1, 2021. Index returns in the table above and the line graph below represent the Fund’s prior benchmark index from June 30, 2011 until May 1, 2021 and the ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index from May 1, 2021 through June 30, 2021.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR ICE Preferred Securities ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
61

SPDR ICE Preferred Securities ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Citigroup Capital XIII 7.61% 10/30/2040	3.4%
PNC Financial Services Group, Inc. 5.35% 8/1/2022	2.2
AT&T, Inc. 5.35% 11/1/2066	1.8
Capital One Financial Corp. 5.00% 1/12/2167	1.7
Allstate Corp. 5.10% 10/15/2168	1.5
Duke Energy Corp. 5.75% 9/16/2167	1.4
Capital One Financial Corp. 4.80% 6/1/2025	1.4
Qwest Corp. 6.50% 9/1/2056	1.3
MetLife, Inc. 4.75% 3/15/2025	1.3
Southern Co. 4.95% 1/30/2080	1.2
TOTAL	17.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

% of Net Assets
Financials	73.2%
Utilities	13.9
Real Estate	5.9
Communication Services	5.2
Industrials	0.8
Short-Term Investments	9.5
Liabilities in Excess of Other Assets	(8.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
62

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.8%
COMMERCIAL SERVICES & SUPPLIES — 0.6%
ACV Auctions, Inc. Class A (a)	123,218	$ 805,846
COMMUNICATIONS EQUIPMENT — 2.2%
Inseego Corp. (a) (b)	383,170	724,191
Ubiquiti, Inc. (b)	8,305	2,061,384
		2,785,575
CONSUMER FINANCE — 1.1%
LendingTree, Inc. (a)	21,631	947,870
Upstart Holdings, Inc. (a) (b)	15,063	476,292
		1,424,162
DIVERSIFIED CONSUMER SERVICES — 1.8%
Duolingo, Inc. (a)	25,352	2,219,568
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.6%
Advanced Energy Industries, Inc.	27,938	2,038,915
ENTERTAINMENT — 7.4%
DouYu International Holdings, Ltd. ADR (a) (b)	906,981	1,088,377
HUYA, Inc. ADR (a)	317,005	1,229,979
iQIYI, Inc. ADR (a) (b)	473,952	1,990,598
Netflix, Inc. (a)	3,926	686,540
ROBLOX Corp. Class A (a) (b)	20,881	686,150
Roku, Inc. (a)	10,554	866,906
Spotify Technology SA (a)	10,400	975,832
Tencent Music Entertainment Group ADR (a)	357,156	1,792,923
		9,317,305
HEALTH CARE TECHNOLOGY — 5.2%
American Well Corp. Class A (a)	388,120	1,676,678
Doximity, Inc. Class A (a) (b)	44,923	1,564,219
GoodRx Holdings, Inc. Class A (a)	60,650	359,048
OptimizeRx Corp. (a)	42,232	1,156,734
Veeva Systems, Inc. Class A (a)	9,113	1,804,739
		6,561,418
HOUSEHOLD DURABLES — 1.4%
Vuzix Corp. (a) (b)	253,282	1,798,302
INTERACTIVE MEDIA & SERVICES — 14.6%
Alphabet, Inc. Class A (a)	782	1,704,181
Angi, Inc. (a)	253,615	1,161,557
Cargurus, Inc. (a)	67,846	1,458,011
fuboTV, Inc. (a) (b)	136,013	335,952
Hello Group, Inc. ADR	270,083	1,363,919
JOYY, Inc. ADR (b)	47,588	1,420,978
Meta Platforms, Inc. Class A (a)	7,392	1,191,960
Pinterest, Inc. Class A (a)	64,960	1,179,674
Snap, Inc. Class A (a)	47,634	625,434
Twitter, Inc. (a)	53,170	1,988,026
VTEX Class A (a)	153,232	471,955
Yandex NV Class A (a) (c)	41,307	—
Yelp, Inc. (a)	67,185	1,865,727
Security Description	Shares	Value
Zhihu, Inc. ADR (a) (b)	379,562	$ 679,416
Ziff Davis, Inc. (a)	22,737	1,694,589
ZoomInfo Technologies, Inc. (a)	38,023	1,263,884
		18,405,263
INTERNET & DIRECT MARKETING RETAIL — 1.3%
Fiverr International, Ltd. (a) (b)	19,028	654,373
Quotient Technology, Inc. (a)	331,695	985,134
		1,639,507
IT SERVICES — 3.2%
Okta, Inc. (a)	10,829	978,942
Shopify, Inc. Class A (a)	16,808	525,082
SS&C Technologies Holdings, Inc.	31,011	1,800,809
Twilio, Inc. Class A (a)	9,120	764,347
		4,069,180
MEDIA — 1.0%
Magnite, Inc. (a)	139,506	1,238,813
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.7%
Compass, Inc. Class A (a) (b)	234,423	846,267
Zillow Group, Inc. Class C (a) (b)	40,227	1,277,207
		2,123,474
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.6%
ACM Research, Inc. Class A (a)	94,470	1,589,930
Advanced Micro Devices, Inc. (a)	17,527	1,340,290
Ichor Holdings, Ltd. (a)	54,168	1,407,285
MaxLinear, Inc. (a)	32,317	1,098,132
NVIDIA Corp.	8,005	1,213,478
Onto Innovation, Inc. (a)	26,221	1,828,652
SolarEdge Technologies, Inc. (a)	7,789	2,131,693
Universal Display Corp.	15,361	1,553,612
		12,163,072
SOFTWARE — 47.1%
Agora, Inc. ADR (a)	129,673	851,952
Alkami Technology, Inc. (a) (b)	110,222	1,530,984
Appfolio, Inc. Class A (a)	19,796	1,794,309
AppLovin Corp. Class A (a) (b)	26,699	919,514
Asana, Inc. Class A (a) (b)	35,648	626,692
Avalara, Inc. (a)	16,822	1,187,633
Bill.Com Holdings, Inc. (a)	9,472	1,041,352
Blackline, Inc. (a) (b)	22,879	1,523,741
Blend Labs, Inc. Class A (a) (b)	294,944	696,068
Check Point Software Technologies, Ltd. (a)	21,860	2,662,111
Cleanspark, Inc. (a) (b)	180,430	707,286
Coupa Software, Inc. (a)	15,540	887,334
Crowdstrike Holdings, Inc. Class A (a)	12,230	2,061,489
CyberArk Software, Ltd. (a)	15,814	2,023,559
Datadog, Inc. Class A (a)	13,841	1,318,217
Digital Turbine, Inc. (a)	45,437	793,784
DocuSign, Inc. (a)	16,759	961,631
Everbridge, Inc. (a)	38,428	1,071,757

See accompanying notes to financial statements.
63

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
ironSource, Ltd. Class A (a)	297,843	$ 708,866
JFrog, Ltd. (a)	79,235	1,669,481
Mandiant, Inc. (a)	145,361	3,171,777
Monday.com, Ltd. (a)	7,835	808,259
nCino, Inc. (a) (b)	44,077	1,362,861
ON24, Inc. (a)	144,297	1,369,379
OneConnect Financial Technology Co., Ltd. (a)	927,803	1,586,543
Pagerduty, Inc. (a)	70,224	1,740,151
Palantir Technologies, Inc. Class A (a)	127,868	1,159,763
Paycom Software, Inc. (a)	5,748	1,610,130
Qualys, Inc. (a)	18,372	2,317,444
Rapid7, Inc. (a)	20,903	1,396,320
SentinelOne, Inc. Class A (a)	48,150	1,123,340
Smartsheet, Inc. Class A (a)	34,105	1,071,920
Sumo Logic, Inc. (a)	176,266	1,320,232
Tenable Holdings, Inc. (a)	50,999	2,315,865
Trade Desk, Inc. Class A (a)	25,714	1,077,159
UiPath, Inc. Class A (a)	55,007	1,000,577
Upland Software, Inc. (a)	124,233	1,803,863
Varonis Systems, Inc. (a)	48,442	1,420,319
Workday, Inc. Class A (a)	8,658	1,208,484
Xperi Holding Corp.	121,013	1,746,218
Yext, Inc. (a)	234,850	1,122,583
Zoom Video Communications, Inc. Class A (a)	13,054	1,409,440
Zscaler, Inc. (a)	7,887	1,179,185
		59,359,572
TOTAL COMMON STOCKS (Cost $250,486,354)		125,949,972
SHORT-TERM INVESTMENTS — 8.6%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (d) (e)	182,667	182,649
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	10,604,316	$ 10,604,316
TOTAL SHORT-TERM INVESTMENTS (Cost $10,786,965)		10,786,965
TOTAL INVESTMENTS — 108.4% (Cost $261,273,319)		136,736,937
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.4)%		(10,585,705)
NET ASSETS — 100.0%		$ 126,151,232
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$125,949,972	$—	$ 0(a)	$125,949,972
Short-Term Investments	10,786,965	—	—	10,786,965
TOTAL INVESTMENTS	$136,736,937	$—	$ 0	$136,736,937
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2022.
See accompanying notes to financial statements.
64

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	371,487	$ 371,598	$ 31,950,205	$ 32,138,663	$(456)	$(35)	182,667	$ 182,649	$ 507
State Street Navigator Securities Lending Portfolio II	28,664,569	28,664,569	96,676,229	114,736,482	—	—	10,604,316	10,604,316	110,197
Total		$29,036,167	$128,626,434	$146,875,145	$(456)	$(35)		$10,786,965	$110,704
See accompanying notes to financial statements.
65

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 2.1%
BHP Group, Ltd.	26,935	$ 764,027
National Australia Bank, Ltd.	34,858	656,541
Rio Tinto PLC	10,154	606,279
		2,026,847
BELGIUM — 0.7%
Anheuser-Busch InBev SA/NV	12,678	680,736
BRAZIL — 0.8%
Petroleo Brasileiro SA Preference Shares ADR	41,523	441,390
Petroleo Brasileiro SA Preference Shares	67,978	363,064
		804,454
CANADA — 1.7%
Nutrien, Ltd.	11,765	934,943
Royal Bank of Canada	7,091	685,160
		1,620,103
CHINA — 4.1%
Alibaba Group Holding, Ltd. ADR (a)	4,390	499,055
China Construction Bank Corp. Class H	986,288	662,389
China Petroleum & Chemical Corp. Class H	1,482,147	666,753
Industrial & Commercial Bank of China, Ltd. Class H	1,273,110	756,051
PetroChina Co., Ltd. Class H	1,670,458	796,171
Tencent Holdings, Ltd.	11,606	524,174
		3,904,593
DENMARK — 0.4%
Vestas Wind Systems A/S	18,555	391,011
FINLAND — 0.6%
Sampo Oyj Class A	14,045	609,652
FRANCE — 5.8%
Air Liquide SA	4,546	608,905
BNP Paribas SA	11,903	564,521
Carrefour SA	40,553	715,859
Cie de Saint-Gobain	10,095	432,126
Engie SA	52,568	602,661
LVMH Moet Hennessy Louis Vuitton SE	931	566,177
Societe Generale SA	23,787	519,495
TotalEnergies SE	16,892	889,521
Vinci SA	7,028	624,237
		5,523,502
GERMANY — 3.7%
Allianz SE	3,197	608,700
BASF SE	9,664	419,537
Deutsche Bank AG	57,124	496,753
E.ON SE	56,249	470,915
Mercedes-Benz Group AG	10,862	627,060
Security Description	Shares	Value
SAP SE	5,063	$ 460,130
Siemens AG	4,226	428,951
		3,512,046
HONG KONG — 0.6%
CLP Holdings, Ltd.	74,327	616,633
INDIA — 1.4%
Infosys, Ltd. ADR	33,093	612,551
Reliance Industries, Ltd. GDR (a)(b)	2,071	134,719
Reliance Industries, Ltd.	18,019	592,244
		1,339,514
ITALY — 1.2%
Assicurazioni Generali SpA	35,980	572,693
UniCredit SpA	57,440	544,359
		1,117,052
JAPAN — 9.2%
Bridgestone Corp. (c)	15,367	559,911
Canon, Inc. (c)	29,681	673,997
Honda Motor Co., Ltd.	23,805	577,011
Komatsu, Ltd.	28,747	636,495
Mitsubishi Corp.	22,380	665,033
Mitsubishi UFJ Financial Group, Inc.	127,048	682,115
Mitsui & Co., Ltd.	31,373	691,520
Mizuho Financial Group, Inc.	49,722	564,727
Nippon Steel Corp.	35,318	493,680
Panasonic Holdings Corp.	57,164	461,377
Seven & i Holdings Co., Ltd.	15,684	608,057
SoftBank Group Corp.	11,356	437,589
Sony Group Corp.	6,596	538,682
Takeda Pharmaceutical Co., Ltd.	21,701	609,874
Toyota Motor Corp.	40,900	632,218
		8,832,286
LUXEMBOURG — 0.5%
ArcelorMittal SA (c)	22,109	497,179
MEXICO — 0.8%
America Movil SAB de CV Series L (c)	772,787	787,122
NETHERLANDS — 0.5%
Shell PLC (d)	760	19,696
Shell PLC (d)	18,731	486,523
		506,219
RUSSIA — 0.0%
Gazprom PJSC ADR (e)	78,668	—
SOUTH AFRICA — 2.0%
Anglo American PLC	17,439	622,021
MTN Group, Ltd.	84,331	679,693
Naspers, Ltd. Class N	4,323	624,792
		1,926,506

See accompanying notes to financial statements.
66

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
SOUTH KOREA — 0.5%
Samsung Electronics Co., Ltd. GDR	395	$ 430,945
Samsung Electronics Co., Ltd.	1,917	84,157
		515,102
SPAIN — 1.9%
Banco Bilbao Vizcaya Argentaria SA (c)	114,111	516,617
Banco Santander SA	202,970	570,380
Telefonica SA	150,069	762,796
		1,849,793
SWEDEN — 0.5%
Telefonaktiebolaget LM Ericsson Class B	62,122	462,366
SWITZERLAND — 2.5%
ABB, Ltd.	19,887	528,880
Credit Suisse Group AG (a)	70,224	397,570
Novartis AG	8,530	720,375
UBS Group AG	44,759	719,529
		2,366,354
TAIWAN — 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,435	526,061
UNITED KINGDOM — 5.9%
AstraZeneca PLC	6,463	847,691
BAE Systems PLC	95,314	960,990
BP PLC	178,752	842,943
HSBC Holdings PLC	142,581	927,432
National Grid PLC	57,235	731,235
Tesco PLC	210,620	653,537
Vodafone Group PLC	457,739	704,104
		5,667,932
UNITED STATES — 51.3%
3M Co.	4,028	521,263
Abbott Laboratories	5,679	617,023
Accenture PLC Class A	2,167	601,668
Adobe, Inc. (a)	1,133	414,746
Alphabet, Inc. Class A (a)	134	292,021
Alphabet, Inc. Class C (a)	125	273,431
Amazon.com, Inc. (a)	4,160	441,834
American Express Co.	4,670	647,355
American International Group, Inc.	13,461	688,261
Amgen, Inc.	3,425	833,302
Apple, Inc.	4,978	680,593
AT&T, Inc.	35,146	736,660
Bank of America Corp.	18,151	565,041
Bank of New York Mellon Corp.	14,122	589,029
Baxter International, Inc.	8,999	578,006
Berkshire Hathaway, Inc. Class B (a)	2,671	729,236
Boeing Co. (a)	3,510	479,887
Booking Holdings, Inc. (a)	322	563,175
Security Description	Shares	Value
Carnival Corp. (a)(c)	32,673	$ 282,621
Caterpillar, Inc.	3,619	646,932
Chevron Corp.	7,639	1,105,974
Cisco Systems, Inc.	12,659	539,780
Coca-Cola Co.	13,189	829,720
Colgate-Palmolive Co.	9,462	758,285
ConocoPhillips	13,127	1,178,936
CVS Health Corp.	8,710	807,069
Deere & Co.	2,042	611,518
Duke Energy Corp.	7,121	763,442
DuPont de Nemours, Inc.	10,374	576,587
eBay, Inc.	10,173	423,909
Exxon Mobil Corp.	13,563	1,161,535
FedEx Corp.	2,817	638,642
General Electric Co.	7,291	464,218
Gilead Sciences, Inc.	10,303	636,828
Goldman Sachs Group, Inc.	1,840	546,517
GSK PLC	37,740	809,234
Home Depot, Inc.	2,234	612,719
Honeywell International, Inc.	3,268	568,011
Howmet Aerospace, Inc.	23,448	737,440
HP, Inc.	26,166	857,721
Intel Corp.	13,611	509,188
International Business Machines Corp.	5,579	787,699
Johnson & Johnson	4,443	788,677
JPMorgan Chase & Co.	4,596	517,556
McDonald's Corp.	3,101	765,575
Medtronic PLC	5,528	496,138
Merck & Co., Inc.	9,949	907,050
Meta Platforms, Inc. Class A (a)	1,950	314,438
Microsoft Corp.	2,509	644,386
Mondelez International, Inc. Class A	12,160	755,014
Nestle SA	5,921	689,232
Netflix, Inc. (a)	1,212	211,942
NextEra Energy, Inc.	8,613	667,163
NIKE, Inc. Class B	4,491	458,980
PayPal Holdings, Inc. (a)	2,596	181,305
Pfizer, Inc.	16,019	839,876
Philip Morris International, Inc.	7,028	693,945
Procter & Gamble Co.	5,071	729,159
QUALCOMM, Inc.	5,196	663,737
Raytheon Technologies Corp.	8,860	851,535
Roche Holding AG	1,978	658,163
Schlumberger NV	27,336	977,535
Simon Property Group, Inc. REIT	5,822	552,624
Southwest Airlines Co. (a)	15,507	560,113
Starbucks Corp.	6,085	464,833
Tesla, Inc. (a)	1,006	677,461
Travelers Cos., Inc.	4,743	802,184
Union Pacific Corp.	3,570	761,410
United Parcel Service, Inc. Class B	3,836	700,223
UnitedHealth Group, Inc.	1,813	931,211
Verizon Communications, Inc.	13,515	685,886

See accompanying notes to financial statements.
67

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Visa, Inc. Class A	3,299	$ 649,540
Walmart, Inc.	5,007	608,751
Walt Disney Co. (a)	4,011	378,638
Wells Fargo & Co.	16,459	644,699
Williams Cos., Inc.	30,212	942,917
		49,278,952
TOTAL COMMON STOCKS (Cost $87,585,843)		95,362,015

SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (f)(g)	66,021	66,021
State Street Navigator Securities Lending Portfolio II (h)(i)	1,204,785	1,204,785
TOTAL SHORT-TERM INVESTMENTS (Cost $1,270,806)		1,270,806
TOTAL INVESTMENTS — 100.6% (Cost $88,856,649)		96,632,821
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(622,825)
NET ASSETS — 100.0%		$ 96,009,996
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2022.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2022, total aggregate fair value of this security is $0, representing less than 0.05% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	2	09/16/2022	$374,036	$378,950	$ 4,914
MSCI EAFE Index (long)	3	09/16/2022	281,733	278,490	(3,243)
					$ 1,671

During the period ended June 30, 2022, average notional value related to futures contracts was $483,927.
See accompanying notes to financial statements.
68

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$95,362,015	$—	$ 0(a)	$95,362,015
Short-Term Investments	1,270,806	—	—	1,270,806
TOTAL INVESTMENTS	$96,632,821	$—	$ 0	$96,632,821
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	$ 1,671	$—	$—	$ 1,671
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 1,671	$—	$—	$ 1,671
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$96,634,492	$—	$ 0	$96,634,492
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of June 30, 2022

% of Net Assets
Financials	17.5%
Industrials	13.4
Health Care	11.5
Energy	11.0
Information Technology	10.2
Consumer Discretionary	10.2
Consumer Staples	8.0
Communication Services	7.1
Materials	5.8
Utilities	4.0
Real Estate	0.6
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	99,094	$ 99,094	$ 5,538,323	$ 5,571,396	$—	$—	66,021	$ 66,021	$ 281
State Street Navigator Securities Lending Portfolio II	4,114,813	4,114,813	12,761,708	15,671,736	—	—	1,204,785	1,204,785	5,112
Total		$4,213,907	$18,300,031	$21,243,132	$—	$—		$1,270,806	$5,393
See accompanying notes to financial statements.
69

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.3%
Boeing Co. (a)	2,610	$ 356,839
General Dynamics Corp.	2,461	544,496
HEICO Corp.	270	35,403
HEICO Corp. Class A	486	51,215
Howmet Aerospace, Inc.	2,994	94,161
Huntington Ingalls Industries, Inc.	622	135,484
L3Harris Technologies, Inc.	1,764	426,359
Lockheed Martin Corp.	10,967	4,715,371
Northrop Grumman Corp.	5,983	2,863,284
Raytheon Technologies Corp.	15,029	1,444,437
Textron, Inc.	3,358	205,073
TransDigm Group, Inc. (a)	179	96,064
		10,968,186
AIR FREIGHT & LOGISTICS — 1.5%
C.H. Robinson Worldwide, Inc.	23,999	2,432,778
Expeditors International of Washington, Inc.	33,582	3,272,902
FedEx Corp.	4,573	1,036,745
United Parcel Service, Inc. Class B	31,011	5,660,748
		12,403,173
AIRLINES — 0.0% (b)
Delta Air Lines, Inc. (a)	1,604	46,468
Southwest Airlines Co. (a)	1,119	40,418
		86,886
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	2,424	215,906
BorgWarner, Inc.	4,342	144,892
Lear Corp.	1,420	178,764
		539,562
AUTOMOBILES — 0.5%
Ford Motor Co.	137,298	1,528,127
General Motors Co. (a)	59,580	1,892,261
Lucid Group, Inc. (a) (c)	371	6,366
Rivian Automotive, Inc. Class A (a) (c)	1,422	36,602
Tesla, Inc. (a)	755	508,432
		3,971,788
BANKS — 3.6%
Bank of America Corp.	168,859	5,256,581
Citigroup, Inc.	89,180	4,101,388
Citizens Financial Group, Inc.	14,537	518,826
Fifth Third Bancorp	15,294	513,878
First Citizens BancShares, Inc. Class A	261	170,637
First Republic Bank	2,056	296,475
Huntington Bancshares, Inc.	32,057	385,646
JPMorgan Chase & Co.	64,166	7,225,733
KeyCorp.	23,398	403,148
M&T Bank Corp.	3,078	490,602
PNC Financial Services Group, Inc.	8,355	1,318,168
Regions Financial Corp.	20,762	389,288
Security Description	Shares	Value
Signature Bank	1,000	$ 179,210
SVB Financial Group (a)	2,166	855,548
Truist Financial Corp.	34,063	1,615,608
US Bancorp	25,492	1,173,142
Webster Financial Corp.	2,884	121,561
Wells Fargo & Co.	102,367	4,009,715
		29,025,154
BEVERAGES — 2.2%
Brown-Forman Corp. Class B	8,883	623,231
Coca-Cola Co.	122,657	7,716,352
Constellation Brands, Inc. Class A	1,111	258,930
Keurig Dr. Pepper, Inc.	71,342	2,524,793
Molson Coors Beverage Co. Class B	4,182	227,961
Monster Beverage Corp. (a)	12,169	1,128,066
PepsiCo, Inc.	30,937	5,155,961
		17,635,294
BIOTECHNOLOGY — 3.5%
AbbVie, Inc.	13,595	2,082,210
Alnylam Pharmaceuticals, Inc. (a)	57	8,314
Amgen, Inc.	9,359	2,277,045
Biogen, Inc. (a)	2,595	529,224
BioMarin Pharmaceutical, Inc. (a)	13,076	1,083,608
Exact Sciences Corp. (a)	362	14,259
Gilead Sciences, Inc.	70,678	4,368,607
Horizon Therapeutics Plc (a)	20,718	1,652,468
Incyte Corp. (a)	17,692	1,344,061
Moderna, Inc. (a)	2,657	379,553
Neurocrine Biosciences, Inc. (a)	6,394	623,287
Regeneron Pharmaceuticals, Inc. (a)	9,173	5,422,436
Seagen, Inc. (a)	8,929	1,579,897
Vertex Pharmaceuticals, Inc. (a)	23,803	6,707,447
		28,072,416
BUILDING PRODUCTS — 0.2%
A.O. Smith Corp.	5,076	277,556
Allegion PLC	3,347	327,671
Carrier Global Corp.	7,533	268,627
Fortune Brands Home & Security, Inc.	1,792	107,305
Johnson Controls International PLC	8,143	389,887
Lennox International, Inc.	181	37,393
Masco Corp.	2,065	104,489
Owens Corning	1,388	103,142
Trane Technologies PLC	1,897	246,363
		1,862,433
CAPITAL MARKETS — 3.4%
Ameriprise Financial, Inc.	4,340	1,031,531
Bank of New York Mellon Corp.	15,987	666,818
BlackRock, Inc.	5,103	3,107,931
Blackstone, Inc.	23,863	2,177,021
Carlyle Group, Inc.	3,327	105,333
Cboe Global Markets, Inc.	12,892	1,459,245
Charles Schwab Corp.	10,331	652,713

See accompanying notes to financial statements.
70

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
CME Group, Inc.	9,459	$ 1,936,257
Coinbase Global, Inc. Class A (a) (c)	8,464	397,977
FactSet Research Systems, Inc.	1,215	467,253
Franklin Resources, Inc.	6,024	140,419
Goldman Sachs Group, Inc.	7,801	2,317,053
Intercontinental Exchange, Inc.	20,160	1,895,846
Invesco, Ltd.	9,595	154,767
KKR & Co., Inc.	7,668	354,952
LPL Financial Holdings, Inc.	543	100,173
MarketAxess Holdings, Inc.	2,409	616,728
Moody's Corp.	5,679	1,544,518
Morgan Stanley	20,183	1,535,119
MSCI, Inc.	179	73,775
Nasdaq, Inc.	694	105,863
Northern Trust Corp.	2,414	232,903
Raymond James Financial, Inc.	2,259	201,977
S&P Global, Inc.	12,616	4,252,349
SEI Investments Co.	5,035	271,991
State Street Corp. (d)	7,481	461,204
T Rowe Price Group, Inc.	9,615	1,092,360
Tradeweb Markets, Inc. Class A	9,617	656,360
		28,010,436
CHEMICALS — 1.1%
Air Products & Chemicals, Inc.	4,742	1,140,356
Albemarle Corp.	556	116,193
Celanese Corp.	4,118	484,318
CF Industries Holdings, Inc.	1,358	116,421
Corteva, Inc.	28,930	1,566,270
Dow, Inc.	10,389	536,176
DuPont de Nemours, Inc.	7,147	397,230
Eastman Chemical Co.	2,115	189,864
Ecolab, Inc.	1,584	243,556
FMC Corp.	1,082	115,785
International Flavors & Fragrances, Inc.	1,884	224,422
Linde PLC	3,624	1,042,009
LyondellBasell Industries NV Class A	11,638	1,017,860
Mosaic Co.	3,815	180,182
PPG Industries, Inc.	1,980	226,393
RPM International, Inc.	972	76,516
Sherwin-Williams Co.	4,420	989,682
Westlake Corp.	482	47,246
		8,710,479
COMMERCIAL SERVICES & SUPPLIES — 1.9%
Cintas Corp.	2,940	1,098,178
Copart, Inc. (a)	6,889	748,559
Republic Services, Inc.	33,478	4,381,266
Rollins, Inc.	32,771	1,144,363
Waste Connections, Inc.	32,028	3,970,191
Waste Management, Inc.	29,295	4,481,549
		15,824,106
Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.9%
Arista Networks, Inc. (a)	11,770	$ 1,103,320
Cisco Systems, Inc.	254,736	10,861,943
F5, Inc. (a)	2,076	317,711
Juniper Networks, Inc.	14,244	405,954
Motorola Solutions, Inc.	14,531	3,045,697
		15,734,625
CONSTRUCTION & ENGINEERING — 0.0% (b)
Quanta Services, Inc.	1,286	161,187
CONSTRUCTION MATERIALS — 0.0% (b)
Martin Marietta Materials, Inc.	435	130,170
Vulcan Materials Co.	843	119,790
		249,960
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	10,252	343,544
American Express Co.	5,443	754,509
Capital One Financial Corp.	11,833	1,232,880
Discover Financial Services	4,053	383,333
Synchrony Financial	14,091	389,193
Upstart Holdings, Inc. (a) (c)	335	10,593
		3,114,052
CONTAINERS & PACKAGING — 0.5%
Amcor PLC	132,439	1,646,217
Avery Dennison Corp.	2,624	424,747
Ball Corp.	5,484	377,134
Crown Holdings, Inc.	1,522	140,283
International Paper Co.	13,866	580,015
Packaging Corp. of America	3,778	519,475
Sealed Air Corp.	1,415	81,674
Westrock Co.	6,367	253,661
		4,023,206
DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,685	224,105
LKQ Corp.	3,650	179,178
Pool Corp.	1,465	514,552
		917,835
DIVERSIFIED FINANCIAL SERVICES — 1.3%
Apollo Global Management, Inc.	3,353	162,553
Berkshire Hathaway, Inc. Class B (a)	36,035	9,838,276
Equitable Holdings, Inc.	6,055	157,854
		10,158,683
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
AT&T, Inc.	274,869	5,761,254
Liberty Global PLC Class A (a)	4,293	90,368
Liberty Global PLC Class C (a)	17,401	384,388
Lumen Technologies, Inc.	33,480	365,267
Verizon Communications, Inc.	155,738	7,903,703
		14,504,980
ELECTRIC UTILITIES — 2.5%
Alliant Energy Corp.	7,722	452,586

See accompanying notes to financial statements.
71

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
American Electric Power Co., Inc.	19,103	$ 1,832,742
Constellation Energy Corp.	6,380	365,319
Duke Energy Corp.	40,436	4,335,143
Edison International	6,063	383,424
Entergy Corp.	2,858	321,925
Evergy, Inc.	5,924	386,541
Eversource Energy	11,405	963,380
Exelon Corp.	16,846	763,461
FirstEnergy Corp.	6,015	230,916
NextEra Energy, Inc.	27,110	2,099,941
NRG Energy, Inc.	11,025	420,824
PG&E Corp. (a)	30,061	300,009
PPL Corp.	9,314	252,689
Southern Co.	54,445	3,882,473
Xcel Energy, Inc.	45,725	3,235,501
		20,226,874
ELECTRICAL EQUIPMENT — 0.3%
AMETEK, Inc.	1,447	159,011
Eaton Corp. PLC	2,943	370,789
Emerson Electric Co.	20,088	1,597,800
Generac Holdings, Inc. (a)	1,999	420,949
Plug Power, Inc. (a) (c)	934	15,476
Rockwell Automation, Inc.	715	142,507
Sensata Technologies Holding PLC	1,649	68,120
		2,774,652
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Amphenol Corp. Class A	47,053	3,029,272
Arrow Electronics, Inc. (a)	8,477	950,187
CDW Corp.	1,102	173,631
Cognex Corp.	5,609	238,495
Corning, Inc.	8,856	279,052
Keysight Technologies, Inc. (a)	17,868	2,463,104
TE Connectivity, Ltd.	2,655	300,413
Teledyne Technologies, Inc. (a)	308	115,534
Trimble, Inc. (a)	1,200	69,876
Zebra Technologies Corp. Class A (a)	1,802	529,698
		8,149,262
ENERGY EQUIPMENT & SERVICES — 0.1%
Baker Hughes Co.	10,488	302,789
Halliburton Co.	4,587	143,848
Schlumberger NV	7,521	268,951
		715,588
ENTERTAINMENT — 1.3%
Activision Blizzard, Inc.	39,465	3,072,745
AMC Entertainment Holdings, Inc. Class A (a) (c)	879	11,910
Electronic Arts, Inc.	19,804	2,409,157
Liberty Media Corp.-Liberty Formula One Class C (a)	1,202	76,291
Live Nation Entertainment, Inc. (a)	404	33,362
Netflix, Inc. (a)	4,800	839,376
ROBLOX Corp. Class A (a)	261	8,576
Security Description	Shares	Value
Roku, Inc. (a)	426	$ 34,992
Take-Two Interactive Software, Inc. (a)	16,010	1,961,705
Walt Disney Co. (a)	16,240	1,533,056
Warner Bros Discovery, Inc. (a)	33,175	445,209
		10,426,379
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.7%
Alexandria Real Estate Equities, Inc. REIT	1,089	157,938
American Homes 4 Rent Class A REIT	1,697	60,142
American Tower Corp. REIT	4,846	1,238,589
AvalonBay Communities, Inc. REIT	938	182,206
Boston Properties, Inc. REIT	1,477	131,423
Camden Property Trust REIT	467	62,802
Crown Castle International Corp. REIT	11,326	1,907,072
Digital Realty Trust, Inc. REIT	2,171	281,861
Duke Realty Corp. REIT	2,045	112,373
Equinix, Inc. REIT	705	463,199
Equity LifeStyle Properties, Inc. REIT	587	41,366
Equity Residential REIT	2,864	206,838
Essex Property Trust, Inc. REIT	419	109,573
Extra Space Storage, Inc. REIT	3,061	520,737
Healthpeak Properties, Inc. REIT	4,285	111,024
Host Hotels & Resorts, Inc. REIT	3,959	62,077
Invitation Homes, Inc. REIT	3,210	114,212
Iron Mountain, Inc. REIT	2,339	113,886
Kimco Realty Corp. REIT	5,906	116,762
Medical Properties Trust, Inc. REIT	8,026	122,557
Mid-America Apartment Communities, Inc. REIT	629	109,867
Prologis, Inc. REIT	4,134	486,365
Public Storage REIT	14,901	4,659,096
Realty Income Corp. REIT	3,857	263,279
Regency Centers Corp. REIT	1,317	78,111
SBA Communications Corp. REIT	3,743	1,197,947
Simon Property Group, Inc. REIT	2,190	207,875
Sun Communities, Inc. REIT	514	81,911
UDR, Inc. REIT	1,326	61,049
Ventas, Inc. REIT	3,121	160,513
VICI Properties, Inc. REIT	5,642	168,075
Vornado Realty Trust REIT	1,424	40,712
Welltower, Inc. REIT	2,403	197,887
Weyerhaeuser Co. REIT	6,405	212,134
WP Carey, Inc. REIT	1,366	113,187
		14,154,645
FOOD & STAPLES RETAILING — 2.3%
Costco Wholesale Corp.	14,806	7,096,220
Kroger Co.	79,394	3,757,718
Sysco Corp.	5,083	430,581
Walgreens Boots Alliance, Inc.	26,254	995,026
Walmart, Inc.	53,269	6,476,445
		18,755,990

See accompanying notes to financial statements.
72

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
FOOD PRODUCTS — 2.1%
Archer-Daniels-Midland Co.	8,698	$ 674,965
Bunge, Ltd.	3,478	315,420
Campbell Soup Co.	12,687	609,610
Conagra Brands, Inc.	7,115	243,617
General Mills, Inc.	23,035	1,737,991
Hershey Co.	20,462	4,402,604
Hormel Foods Corp.	45,083	2,135,131
J.M. Smucker Co.	7,282	932,169
Kellogg Co.	21,573	1,539,018
Kraft Heinz Co.	11,927	454,896
McCormick & Co., Inc.	10,676	888,777
Mondelez International, Inc. Class A	35,978	2,233,874
Tyson Foods, Inc. Class A	13,539	1,165,166
		17,333,238
GAS UTILITIES — 0.0% (b)
Atmos Energy Corp.	1,246	139,677
UGI Corp.	3,618	139,691
		279,368
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abbott Laboratories	19,090	2,074,128
ABIOMED, Inc. (a)	1,244	307,902
Align Technology, Inc. (a)	437	103,425
Baxter International, Inc.	22,608	1,452,112
Becton Dickinson & Co.	10,767	2,654,389
Boston Scientific Corp. (a)	7,773	289,700
Cooper Cos., Inc.	2,418	757,124
DENTSPLY SIRONA, Inc.	2,467	88,146
DexCom, Inc. (a)	448	33,389
Edwards Lifesciences Corp. (a)	18,944	1,801,385
Hologic, Inc. (a)	17,072	1,183,090
IDEXX Laboratories, Inc. (a)	3,355	1,176,699
Insulet Corp. (a)	33	7,192
Intuitive Surgical, Inc. (a)	9,634	1,933,640
Masimo Corp. (a)	1,565	204,499
Medtronic PLC	15,522	1,393,100
Novocure, Ltd. (a)	26	1,807
ResMed, Inc.	4,092	857,806
STERIS PLC	568	117,093
Stryker Corp.	1,638	325,847
Teleflex, Inc.	268	65,888
Zimmer Biomet Holdings, Inc.	2,288	240,377
		17,068,738
HEALTH CARE PROVIDERS & SERVICES — 4.2%
AmerisourceBergen Corp.	8,762	1,239,648
Cardinal Health, Inc.	23,311	1,218,466
Centene Corp. (a)	11,658	986,384
Cigna Corp.	6,812	1,795,098
CVS Health Corp.	29,754	2,757,006
DaVita, Inc. (a)	1,226	98,031
Elevance Health, Inc.	2,822	1,361,841
HCA Healthcare, Inc.	2,821	474,097
Henry Schein, Inc. (a)	4,946	379,556
Security Description	Shares	Value
Humana, Inc.	2,459	$ 1,150,984
Laboratory Corp. of America Holdings	4,833	1,132,662
McKesson Corp.	3,939	1,284,941
Molina Healthcare, Inc. (a)	612	171,121
Quest Diagnostics, Inc.	11,095	1,475,413
UnitedHealth Group, Inc.	35,754	18,364,327
Universal Health Services, Inc. Class B	1,859	187,220
		34,076,795
HEALTH CARE TECHNOLOGY — 0.1%
Teladoc Health, Inc. (a) (c)	3,888	129,121
Veeva Systems, Inc. Class A (a)	3,826	757,701
		886,822
HOTELS, RESTAURANTS & LEISURE — 0.9%
Airbnb, Inc. Class A (a)	243	21,646
Aramark	3,302	101,140
Booking Holdings, Inc. (a)	150	262,349
Caesars Entertainment, Inc. (a)	1,507	57,718
Carnival Corp. (a) (c)	6,393	55,299
Chipotle Mexican Grill, Inc. (a)	70	91,508
Darden Restaurants, Inc.	1,080	122,170
Domino's Pizza, Inc.	3,501	1,364,375
Expedia Group, Inc. (a)	545	51,682
Hilton Worldwide Holdings, Inc.	524	58,395
Las Vegas Sands Corp. (a)	1,144	38,427
Marriott International, Inc. Class A	638	86,774
McDonald's Corp.	17,352	4,283,862
MGM Resorts International	2,856	82,681
Royal Caribbean Cruises, Ltd. (a)	1,501	52,400
Starbucks Corp.	5,732	437,868
Vail Resorts, Inc.	226	49,279
Wynn Resorts, Ltd. (a)	427	24,330
Yum! Brands, Inc.	1,537	174,465
		7,416,368
HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	15,554	1,029,519
Garmin, Ltd.	12,180	1,196,685
Lennar Corp. Class A	6,385	450,589
Mohawk Industries, Inc. (a)	1,266	157,098
Newell Brands, Inc.	7,238	137,812
NVR, Inc. (a)	129	516,534
PulteGroup, Inc.	12,058	477,859
Whirlpool Corp.	1,613	249,805
		4,215,901
HOUSEHOLD PRODUCTS — 1.4%
Church & Dwight Co., Inc.	19,703	1,825,680
Clorox Co.	12,286	1,732,080
Colgate-Palmolive Co.	16,574	1,328,241
Kimberly-Clark Corp.	8,713	1,177,562
Procter & Gamble Co.	36,033	5,181,185
		11,244,748

See accompanying notes to financial statements.
73

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.0% (b)
AES Corp.	10,229	$ 214,911
Vistra Corp.	7,092	162,052
		376,963
INDUSTRIAL CONGLOMERATES — 0.7%
3M Co.	26,217	3,392,742
General Electric Co.	12,798	814,849
Honeywell International, Inc.	7,900	1,373,099
		5,580,690
INSURANCE — 3.3%
Aflac, Inc.	26,388	1,460,048
Alleghany Corp. (a)	269	224,104
Allstate Corp.	13,683	1,734,047
American Financial Group, Inc.	1,147	159,215
American International Group, Inc.	18,283	934,810
Aon PLC Class A	5,015	1,352,445
Arch Capital Group, Ltd. (a)	6,497	295,549
Arthur J Gallagher & Co.	16,116	2,627,553
Assurant, Inc.	5,520	954,132
Brown & Brown, Inc.	1,465	85,468
Chubb, Ltd.	5,877	1,155,301
Cincinnati Financial Corp.	2,465	293,286
Erie Indemnity Co. Class A	4,640	891,762
Everest Re Group, Ltd.	809	226,747
Fidelity National Financial, Inc.	13,090	483,806
Globe Life, Inc.	1,379	134,411
Hartford Financial Services Group, Inc.	6,247	408,741
Lincoln National Corp.	5,664	264,905
Loews Corp.	4,876	288,952
Markel Corp. (a)	222	287,101
Marsh & McLennan Cos., Inc.	19,869	3,084,662
MetLife, Inc.	15,393	966,526
Principal Financial Group, Inc.	3,904	260,748
Progressive Corp.	44,678	5,194,711
Prudential Financial, Inc.	8,359	799,789
Travelers Cos., Inc.	4,984	842,944
Willis Towers Watson PLC	5,027	992,280
WR Berkley Corp.	1,940	132,424
		26,536,467
INTERACTIVE MEDIA & SERVICES — 4.6%
Alphabet, Inc. Class A (a)	4,656	10,146,635
Alphabet, Inc. Class C (a)	5,865	12,829,394
IAC/InterActiveCorp. (a)	1,225	93,063
Match Group, Inc. (a)	775	54,010
Meta Platforms, Inc. Class A (a)	85,955	13,860,244
Pinterest, Inc. Class A (a)	447	8,117
Snap, Inc. Class A (a)	299	3,926
Twitter, Inc. (a)	2,467	92,241
ZoomInfo Technologies, Inc. (a)	484	16,088
		37,103,718
INTERNET & DIRECT MARKETING RETAIL — 0.8%
Amazon.com, Inc. (a)	55,664	5,912,074
Security Description	Shares	Value
Chewy, Inc. Class A (a) (c)	43	$ 1,493
DoorDash, Inc. Class A (a)	434	27,850
eBay, Inc.	9,296	387,364
Etsy, Inc. (a)	528	38,655
MercadoLibre, Inc. (a)	17	10,827
Wayfair, Inc. Class A (a) (c)	849	36,982
		6,415,245
IT SERVICES — 7.8%
Accenture PLC Class A	34,162	9,485,079
Affirm Holdings, Inc. (a)	544	9,825
Akamai Technologies, Inc. (a)	16,684	1,523,750
Automatic Data Processing, Inc.	24,734	5,195,129
Block, Inc. (a)	1,116	68,589
Broadridge Financial Solutions, Inc.	8,993	1,281,952
Cloudflare, Inc. Class A (a)	104	4,550
Cognizant Technology Solutions Corp. Class A	35,171	2,373,691
EPAM Systems, Inc. (a)	201	59,251
Fidelity National Information Services, Inc.	11,166	1,023,587
Fiserv, Inc. (a)	16,703	1,486,066
FleetCor Technologies, Inc. (a)	492	103,374
Gartner, Inc. (a)	285	68,922
Global Payments, Inc.	3,100	342,984
GoDaddy, Inc. Class A (a)	459	31,928
International Business Machines Corp.	19,924	2,813,070
Jack Henry & Associates, Inc.	12,974	2,335,579
Mastercard, Inc. Class A	37,222	11,742,797
MongoDB, Inc. (a)	5	1,298
Okta, Inc. (a)	646	58,398
Paychex, Inc.	44,882	5,110,713
PayPal Holdings, Inc. (a)	33,595	2,346,275
Snowflake, Inc. Class A (a)	56	7,787
SS&C Technologies Holdings, Inc.	1,888	109,636
Twilio, Inc. Class A (a)	807	67,635
VeriSign, Inc. (a)	11,620	1,944,375
Visa, Inc. Class A	64,188	12,637,975
Western Union Co.	64,102	1,055,760
		63,289,975
LEISURE EQUIPMENT & PRODUCTS — 0.0% (b)
Hasbro, Inc.	1,212	99,239
Peloton Interactive, Inc. Class A (a)	1,656	15,202
		114,441
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	8,841	1,050,046
Avantor, Inc. (a)	3,194	99,333
Bio-Rad Laboratories, Inc. Class A (a)	563	278,685
Bio-Techne Corp.	97	33,624
Charles River Laboratories International, Inc. (a)	230	49,213
Danaher Corp.	15,738	3,989,898
Illumina, Inc. (a)	628	115,778
IQVIA Holdings, Inc. (a)	994	215,688

See accompanying notes to financial statements.
74

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Mettler-Toledo International, Inc. (a)	69	$ 79,265
PerkinElmer, Inc.	966	137,384
Thermo Fisher Scientific, Inc.	3,249	1,765,117
Waters Corp. (a)	270	89,365
West Pharmaceutical Services, Inc.	3,621	1,094,882
		8,998,278
MACHINERY — 1.0%
Caterpillar, Inc.	4,112	735,061
Cummins, Inc.	5,461	1,056,867
Deere & Co.	1,942	581,571
Dover Corp.	960	116,467
Fortive Corp.	2,133	115,993
IDEX Corp.	2,428	440,998
Illinois Tool Works, Inc.	12,880	2,347,380
Ingersoll Rand, Inc.	3,248	136,676
Nordson Corp.	1,592	322,284
Otis Worldwide Corp.	4,822	340,771
PACCAR, Inc.	4,737	390,045
Parker-Hannifin Corp.	981	241,375
Pentair PLC	5,639	258,097
Snap-on, Inc.	1,881	370,613
Stanley Black & Decker, Inc.	2,646	277,460
Westinghouse Air Brake Technologies Corp.	2,085	171,137
Xylem, Inc.	1,047	81,854
		7,984,649
MEDIA — 1.2%
Cable One, Inc.	32	41,258
Charter Communications, Inc. Class A (a)	4,862	2,277,993
Comcast Corp. Class A	95,933	3,764,411
DISH Network Corp. Class A (a)	8,653	155,148
Fox Corp. Class A	5,309	170,738
Fox Corp. Class B	8,203	243,629
Interpublic Group of Cos., Inc.	5,292	145,689
Liberty Broadband Corp. Class C (a)	18,822	2,176,576
Liberty Media Corp.-Liberty SiriusXM Class A (a)	1,103	39,752
Liberty Media Corp.-Liberty SiriusXM Class C (a)	1,981	71,415
News Corp. Class A	5,414	84,350
Omnicom Group, Inc.	2,799	178,045
Paramount Global Class B	16,606	409,836
Sirius XM Holdings, Inc. (c)	7,201	44,142
		9,802,982
METALS & MINING — 0.8%
Alcoa Corp.	1,966	89,610
Cleveland-Cliffs, Inc. (a)	30,993	476,363
Freeport-McMoRan, Inc.	9,191	268,929
Newmont Corp.	69,276	4,133,699
Nucor Corp.	11,291	1,178,893
Steel Dynamics, Inc.	8,169	540,379
		6,687,873
Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Annaly Capital Management, Inc. REIT	142,408	$ 841,631
MULTI-UTILITIES — 1.4%
Ameren Corp.	8,732	789,024
CenterPoint Energy, Inc.	5,442	160,974
CMS Energy Corp.	12,238	826,065
Consolidated Edison, Inc.	36,687	3,488,934
Dominion Energy, Inc.	21,009	1,676,728
DTE Energy Co.	2,139	271,118
NiSource, Inc.	5,344	157,595
Public Service Enterprise Group, Inc.	4,954	313,489
Sempra Energy	2,953	443,747
WEC Energy Group, Inc.	29,344	2,953,180
		11,080,854
MULTILINE RETAIL — 1.2%
Dollar General Corp.	13,439	3,298,468
Dollar Tree, Inc. (a)	8,321	1,296,828
Target Corp.	35,011	4,944,604
		9,539,900
OIL, GAS & CONSUMABLE FUELS — 1.6%
APA Corp.	761	26,559
Cheniere Energy, Inc.	7,366	979,899
Chevron Corp.	16,685	2,415,654
ConocoPhillips	9,546	857,326
Coterra Energy, Inc.	6,715	173,180
Devon Energy Corp.	2,714	149,569
Diamondback Energy, Inc.	1,074	130,115
EOG Resources, Inc.	4,582	506,036
EQT Corp.	2,670	91,848
Exxon Mobil Corp.	41,755	3,575,898
Hess Corp.	1,112	117,805
Kinder Morgan, Inc.	23,470	393,357
Marathon Oil Corp.	6,819	153,291
Marathon Petroleum Corp.	11,124	914,504
Occidental Petroleum Corp.	5,012	295,107
ONEOK, Inc.	3,421	189,866
Phillips 66	7,560	619,845
Pioneer Natural Resources Co.	1,512	337,297
Targa Resources Corp.	1,117	66,651
Valero Energy Corp.	6,175	656,279
Williams Cos., Inc.	20,135	628,413
		13,278,499
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	7,894	2,010,365
PHARMACEUTICALS — 8.2%
Bristol-Myers Squibb Co.	53,199	4,096,323
Catalent, Inc. (a)	798	85,617
Elanco Animal Health, Inc. (a)	3,323	65,230
Eli Lilly & Co.	39,721	12,878,740
Jazz Pharmaceuticals PLC (a)	500	78,005
Johnson & Johnson	113,360	20,122,534

See accompanying notes to financial statements.
75

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Merck & Co., Inc.	132,043	$ 12,038,360
Pfizer, Inc.	250,362	13,126,480
Royalty Pharma PLC Class A	2,379	100,013
Viatris, Inc.	39,949	418,266
Zoetis, Inc.	20,941	3,599,549
		66,609,117
PROFESSIONAL SERVICES — 0.4%
Booz Allen Hamilton Holding Corp.	14,238	1,286,546
Clarivate PLC (a)	2,083	28,870
CoStar Group, Inc. (a)	1,516	91,581
Equifax, Inc.	459	83,896
Jacobs Engineering Group, Inc.	1,468	186,627
Leidos Holdings, Inc.	1,522	153,280
Robert Half International, Inc.	4,256	318,732
TransUnion	822	65,752
Verisk Analytics, Inc.	5,808	1,005,307
		3,220,591
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (b)
CBRE Group, Inc. Class A (a)	3,829	281,853
Zillow Group, Inc. Class C (a) (c)	1,243	39,465
		321,318
ROAD & RAIL — 0.8%
AMERCO	1,563	747,474
CSX Corp.	15,220	442,293
JB Hunt Transport Services, Inc.	2,981	469,418
Knight-Swift Transportation Holdings, Inc.	2,679	124,011
Lyft, Inc. Class A (a)	555	7,370
Norfolk Southern Corp.	4,504	1,023,714
Old Dominion Freight Line, Inc.	10,621	2,721,950
Uber Technologies, Inc. (a)	6,017	123,108
Union Pacific Corp.	3,580	763,542
		6,422,880
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.1%
Advanced Micro Devices, Inc. (a)	47,072	3,599,596
Analog Devices, Inc.	2,915	425,852
Applied Materials, Inc.	34,505	3,139,265
Broadcom, Inc.	3,280	1,593,457
Enphase Energy, Inc. (a)	122	23,819
Entegris, Inc.	418	38,510
Intel Corp.	189,110	7,074,605
KLA Corp.	6,119	1,952,450
Lam Research Corp.	5,758	2,453,772
Marvell Technology, Inc.	2,352	102,383
Microchip Technology, Inc.	2,373	137,824
Micron Technology, Inc.	15,788	872,761
Monolithic Power Systems, Inc.	1,196	459,312
NVIDIA Corp.	75,960	11,514,776
NXP Semiconductors NV	1,092	161,649
ON Semiconductor Corp. (a)	2,524	126,982
Qorvo, Inc. (a)	1,070	100,922
QUALCOMM, Inc.	43,963	5,615,834
Skyworks Solutions, Inc.	6,037	559,268
Security Description	Shares	Value
SolarEdge Technologies, Inc. (a)	151	$ 41,326
Teradyne, Inc.	6,125	548,494
Texas Instruments, Inc.	60,105	9,235,133
		49,777,990
SOFTWARE — 6.1%
Adobe, Inc. (a)	19,314	7,070,083
ANSYS, Inc. (a)	301	72,026
AppLovin Corp. Class A (a) (c)	374	12,880
Autodesk, Inc. (a)	452	77,726
Avalara, Inc. (a)	63	4,448
Bentley Systems, Inc. Class B	456	15,185
Bill.Com Holdings, Inc. (a)	246	27,045
Black Knight, Inc. (a)	11,039	721,840
Cadence Design Systems, Inc. (a)	8,488	1,273,455
Ceridian HCM Holding, Inc. (a)	261	12,288
Citrix Systems, Inc. (a)	18,514	1,799,005
Coupa Software, Inc. (a)	17	971
Crowdstrike Holdings, Inc. Class A (a)	35	5,900
Datadog, Inc. Class A (a)	44	4,190
DocuSign, Inc. (a)	40	2,295
Dropbox, Inc. Class A (a)	376	7,892
Dynatrace, Inc. (a)	113	4,457
Fair Isaac Corp. (a)	78	31,270
Fortinet, Inc. (a)	22,515	1,273,899
Guidewire Software, Inc. (a)	196	13,914
HubSpot, Inc. (a)	23	6,915
Intuit, Inc.	7,384	2,846,089
Microsoft Corp.	92,348	23,717,737
NortonLifeLock, Inc.	59,700	1,311,012
Oracle Corp.	53,807	3,759,495
Palantir Technologies, Inc. Class A (a)	318	2,884
Palo Alto Networks, Inc. (a)	55	27,167
Paycom Software, Inc. (a)	1,465	410,376
PTC, Inc. (a)	251	26,691
RingCentral, Inc. Class A (a)	24	1,254
Roper Technologies, Inc.	4,777	1,885,243
Salesforce, Inc. (a)	4,438	732,447
ServiceNow, Inc. (a)	182	86,545
Splunk, Inc. (a)	183	16,188
Synopsys, Inc. (a)	436	132,413
Trade Desk, Inc. Class A (a)	364	15,248
Tyler Technologies, Inc. (a)	3,227	1,072,913
Unity Software, Inc. (a) (c)	361	13,292
VMware, Inc. Class A	2,011	229,214
Workday, Inc. Class A (a)	134	18,704
Zendesk, Inc. (a)	55	4,074
Zoom Video Communications, Inc. Class A (a)	5,500	593,835
Zscaler, Inc. (a)	29	4,336
		49,344,841
SPECIALTY RETAIL — 1.6%
Advance Auto Parts, Inc.	752	130,164
AutoZone, Inc. (a)	1,205	2,589,690

See accompanying notes to financial statements.
76

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Bath & Body Works, Inc.	3,019	$ 81,271
Best Buy Co., Inc.	13,350	870,286
Burlington Stores, Inc. (a)	458	62,393
CarMax, Inc. (a)	2,686	243,029
Carvana Co. (a) (c)	1,698	38,341
Home Depot, Inc.	13,537	3,712,793
Lowe's Cos., Inc.	7,927	1,384,609
O'Reilly Automotive, Inc. (a)	2,293	1,448,626
Ross Stores, Inc.	2,557	179,578
TJX Cos., Inc.	7,763	433,564
Tractor Supply Co.	3,694	716,082
Ulta Beauty, Inc. (a)	1,906	734,725
		12,625,151
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.4%
Apple, Inc.	173,247	23,686,330
Dell Technologies, Inc. Class C	39,609	1,830,332
Hewlett Packard Enterprise Co.	34,977	463,795
HP, Inc.	18,386	602,693
NetApp, Inc.	7,507	489,757
Seagate Technology Holdings PLC	2,210	157,882
Western Digital Corp. (a)	3,938	176,540
		27,407,329
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Lululemon Athletica, Inc. (a)	3,985	1,086,351
NIKE, Inc. Class B	38,879	3,973,434
VF Corp.	3,417	150,929
		5,210,714
TOBACCO — 0.1%
Altria Group, Inc.	7,103	296,692
Philip Morris International, Inc.	8,687	857,755
		1,154,447
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	19,412	969,047
United Rentals, Inc. (a)	841	204,287
W.W. Grainger, Inc.	1,684	765,260
		1,938,594
Security Description	Shares	Value
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,527	$ 375,942
Essential Utilities, Inc.	1,830	83,905
		459,847
WIRELESS TELECOMMUNICATION SERVICES — 0.7%
T-Mobile US, Inc. (a)	40,243	5,414,293
TOTAL COMMON STOCKS (Cost $805,297,184)		813,249,451
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (e) (f)	606,676	606,615
State Street Navigator Securities Lending Portfolio II (d) (g)	297,165	297,165
TOTAL SHORT-TERM INVESTMENTS (Cost $903,790)		903,780
TOTAL INVESTMENTS — 100.0% (Cost $806,200,974)		814,153,231
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (b)		234,402
NET ASSETS — 100.0%		$ 814,387,633
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at June 30, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2022.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$813,249,451	$—	$—	$813,249,451
Short-Term Investments	903,780	—	—	903,780
TOTAL INVESTMENTS	$814,153,231	$—	$—	$814,153,231
See accompanying notes to financial statements.
77

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Corp.	6,696	$ 550,947	$ 163,455	$ 105,757	$32,095	$(179,536)	7,481	$ 461,204	$16,144
State Street Institutional Liquid Reserves Fund, Premier Class	2,152,468	2,153,114	27,816,700	29,362,763	(426)	(10)	606,676	606,615	3,173
State Street Navigator Securities Lending Portfolio II	478,989	478,989	8,124,855	8,306,679	—	—	297,165	297,165	2,263
Total		$3,183,050	$36,105,010	$37,775,199	$31,669	$(179,546)		$1,364,984	$21,580
See accompanying notes to financial statements.
78

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 3.1%
Tesla, Inc. (a)	17,572	$ 11,833,336
COMMUNICATIONS EQUIPMENT — 3.4%
Cisco Systems, Inc.	300,911	12,830,845
ENTERTAINMENT — 4.0%
Netflix, Inc. (a)	29,214	5,108,652
ROBLOX Corp. Class A (a)	154,458	5,075,490
Sea, Ltd. ADR (a)	74,986	5,013,564
		15,197,706
HOTELS, RESTAURANTS & LEISURE — 5.9%
Airbnb, Inc. Class A (a)	98,808	8,801,817
Booking Holdings, Inc. (a)	7,983	13,962,187
		22,764,004
INTERACTIVE MEDIA & SERVICES — 6.9%
Alphabet, Inc. Class A (a)	6,035	13,151,834
Meta Platforms, Inc. Class A (a)	54,142	8,730,397
Snap, Inc. Class A (a)	351,159	4,610,718
		26,492,949
INTERNET & DIRECT MARKETING RETAIL — 10.9%
Alibaba Group Holding, Ltd. ADR (a)	142,744	16,227,138
Amazon.com, Inc. (a)	103,470	10,989,549
JD.com, Inc. ADR	229,196	14,718,967
		41,935,654
IT SERVICES — 8.0%
International Business Machines Corp.	143,689	20,287,450
Shopify, Inc. Class A (a)	122,680	3,832,523
Snowflake, Inc. Class A (a)	48,188	6,701,023
		30,820,996
ROAD & RAIL — 2.6%
Uber Technologies, Inc. (a)	486,704	9,957,964
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 33.4%
Advanced Micro Devices, Inc. (a)	128,810	9,850,101
Security Description	Shares	Value
Applied Materials, Inc.	116,883	$ 10,634,015
ASML Holding NV	22,788	10,844,353
Broadcom, Inc.	28,206	13,702,757
Intel Corp.	353,468	13,223,238
Lam Research Corp.	25,272	10,769,663
Micron Technology, Inc.	209,019	11,554,570
NVIDIA Corp.	59,093	8,957,908
QUALCOMM, Inc.	97,078	12,400,744
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	150,084	12,269,367
Texas Instruments, Inc.	90,936	13,972,316
		128,179,032
SOFTWARE — 18.2%
Adobe, Inc. (a)	27,321	10,001,125
Intuit, Inc.	26,336	10,150,948
Microsoft Corp.	52,174	13,399,848
Oracle Corp.	173,912	12,151,232
Salesforce, Inc. (a)	67,102	11,074,514
ServiceNow, Inc. (a)	27,551	13,101,052
		69,878,719
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.5%
Apple, Inc.	99,333	13,580,808
TOTAL COMMON STOCKS (Cost $462,104,409)		383,472,013
TOTAL INVESTMENTS — 99.9% (Cost $462,104,409)		383,472,013
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		369,098
NET ASSETS — 100.0%		$ 383,841,111
(a)	Non-income producing security.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$383,472,013	$—	$—	$383,472,013
TOTAL INVESTMENTS	$383,472,013	$—	$—	$383,472,013
See accompanying notes to financial statements.
79

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	806,812	$807,054	$ 9,486,848	$ 10,293,621	$(207)	$(74)	—	$—	$1,062
State Street Navigator Securities Lending Portfolio II	—	—	92,451,395	92,451,395	—	—	—	—	5,335
Total		$807,054	$101,938,243	$102,745,016	$(207)	$(74)		$—	$6,397
See accompanying notes to financial statements.
80

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.8%
Boeing Co. (a)	20,942	$ 2,863,190
General Dynamics Corp.	8,631	1,909,609
Howmet Aerospace, Inc.	14,619	459,768
Huntington Ingalls Industries, Inc.	1,441	313,879
L3Harris Technologies, Inc.	7,356	1,777,945
Lockheed Martin Corp.	8,921	3,835,673
Northrop Grumman Corp.	5,534	2,648,406
Raytheon Technologies Corp.	55,881	5,370,723
Textron, Inc.	8,507	519,523
TransDigm Group, Inc. (a)	1,975	1,059,923
		20,758,639
AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	5,041	511,006
Expeditors International of Washington, Inc.	6,367	620,528
FedEx Corp.	9,088	2,060,340
United Parcel Service, Inc. Class B	27,661	5,049,239
		8,241,113
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	4,743	189,957
American Airlines Group, Inc. (a)	24,073	305,246
Delta Air Lines, Inc. (a)	24,026	696,033
Southwest Airlines Co. (a)	22,329	806,523
United Airlines Holdings, Inc. (a)	12,104	428,724
		2,426,483
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	10,157	904,684
BorgWarner, Inc.	8,973	299,429
		1,204,113
AUTOMOBILES — 2.1%
Ford Motor Co.	146,254	1,627,807
General Motors Co. (a)	54,197	1,721,297
Tesla, Inc. (a)	31,606	21,284,112
		24,633,216
BANKS — 3.8%
Bank of America Corp.	266,184	8,286,308
Citigroup, Inc.	73,139	3,363,663
Citizens Financial Group, Inc.	18,570	662,763
Comerica, Inc.	5,005	367,267
Fifth Third Bancorp	25,787	866,443
First Republic Bank	6,573	947,827
Huntington Bancshares, Inc.	55,400	666,462
JPMorgan Chase & Co.	110,938	12,492,728
KeyCorp.	35,657	614,370
M&T Bank Corp.	6,781	1,080,824
PNC Financial Services Group, Inc.	15,738	2,482,984
Regions Financial Corp.	36,092	676,725
Signature Bank	2,349	420,964
SVB Financial Group (a)	2,243	885,963
Security Description	Shares	Value
Truist Financial Corp.	50,166	$ 2,379,373
US Bancorp	50,514	2,324,654
Wells Fargo & Co.	142,748	5,591,439
Zions Bancorp NA	5,679	289,061
		44,399,818
BEVERAGES — 1.9%
Brown-Forman Corp. Class B	6,781	475,755
Coca-Cola Co.	146,939	9,243,932
Constellation Brands, Inc. Class A	6,156	1,434,717
Molson Coors Beverage Co. Class B	7,174	391,055
Monster Beverage Corp. (a)	13,917	1,290,106
PepsiCo, Inc.	51,886	8,647,321
		21,482,886
BIOTECHNOLOGY — 2.3%
AbbVie, Inc.	66,385	10,167,527
Amgen, Inc.	20,119	4,894,953
Biogen, Inc. (a)	5,497	1,121,058
Gilead Sciences, Inc.	46,746	2,889,370
Incyte Corp. (a)	7,131	541,742
Moderna, Inc. (a)	13,134	1,876,192
Regeneron Pharmaceuticals, Inc. (a)	4,096	2,421,268
Vertex Pharmaceuticals, Inc. (a)	9,549	2,690,813
		26,602,923
BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	5,092	278,431
Allegion PLC	3,481	340,790
Carrier Global Corp.	32,454	1,157,310
Fortune Brands Home & Security, Inc.	5,192	310,897
Johnson Controls International PLC	26,575	1,272,411
Masco Corp.	9,175	464,255
Trane Technologies PLC	8,865	1,151,297
		4,975,391
CAPITAL MARKETS — 3.0%
Ameriprise Financial, Inc.	4,226	1,004,436
Bank of New York Mellon Corp.	27,701	1,155,409
BlackRock, Inc.	5,326	3,243,747
Cboe Global Markets, Inc.	3,994	452,081
Charles Schwab Corp.	57,045	3,604,103
CME Group, Inc.	13,457	2,754,648
FactSet Research Systems, Inc.	1,415	544,166
Franklin Resources, Inc.	10,248	238,881
Goldman Sachs Group, Inc.	12,992	3,858,884
Intercontinental Exchange, Inc.	21,036	1,978,225
Invesco, Ltd.	12,729	205,319
MarketAxess Holdings, Inc.	1,395	357,134
Moody's Corp.	6,042	1,643,243
Morgan Stanley	53,079	4,037,189
MSCI, Inc.	3,006	1,238,923
Nasdaq, Inc.	4,262	650,125
Northern Trust Corp.	7,799	752,447

See accompanying notes to financial statements.
81

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Raymond James Financial, Inc.	7,291	$ 651,888
S&P Global, Inc.	13,077	4,407,733
State Street Corp. (b)	13,655	841,831
T Rowe Price Group, Inc.	8,529	968,980
		34,589,392
CHEMICALS — 1.9%
Air Products & Chemicals, Inc.	8,332	2,003,679
Albemarle Corp.	4,292	896,942
Celanese Corp.	4,107	483,024
CF Industries Holdings, Inc.	7,976	683,782
Corteva, Inc.	27,680	1,498,595
Dow, Inc.	27,549	1,421,804
DuPont de Nemours, Inc.	19,532	1,085,589
Eastman Chemical Co.	4,831	433,679
Ecolab, Inc.	9,257	1,423,356
FMC Corp.	4,903	524,670
International Flavors & Fragrances, Inc.	9,354	1,114,249
Linde PLC	18,955	5,450,131
LyondellBasell Industries NV Class A	9,761	853,697
Mosaic Co.	13,846	653,947
PPG Industries, Inc.	8,820	1,008,479
Sherwin-Williams Co.	9,068	2,030,416
		21,566,039
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	3,353	1,252,446
Copart, Inc. (a)	8,121	882,428
Republic Services, Inc.	7,866	1,029,423
Rollins, Inc.	8,368	292,211
Waste Management, Inc.	14,495	2,217,445
		5,673,953
COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	8,325	780,386
Cisco Systems, Inc.	156,459	6,671,412
F5, Inc. (a)	2,257	345,411
Juniper Networks, Inc.	12,406	353,571
Motorola Solutions, Inc.	6,357	1,332,427
		9,483,207
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	5,183	649,637
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	2,377	711,294
Vulcan Materials Co.	5,002	710,784
		1,422,078
CONSUMER FINANCE — 0.5%
American Express Co.	23,029	3,192,280
Capital One Financial Corp.	14,801	1,542,116
Discover Financial Services	10,795	1,020,991
Synchrony Financial	19,530	539,419
		6,294,806
Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	58,024	$ 721,238
Avery Dennison Corp.	3,022	489,171
Ball Corp.	12,398	852,611
International Paper Co.	14,774	617,996
Packaging Corp. of America	3,609	496,238
Sealed Air Corp.	5,654	326,349
Westrock Co.	9,955	396,607
		3,900,210
DISTRIBUTORS — 0.2%
Genuine Parts Co.	5,383	715,939
LKQ Corp.	10,093	495,465
Pool Corp.	1,451	509,635
		1,721,039
DIVERSIFIED FINANCIAL SERVICES — 1.6%
Berkshire Hathaway, Inc. Class B (a)	68,139	18,603,310
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
AT&T, Inc.	270,461	5,668,863
Lumen Technologies, Inc.	34,492	376,308
Verizon Communications, Inc.	158,559	8,046,869
		14,092,040
ELECTRIC UTILITIES — 2.0%
Alliant Energy Corp.	9,301	545,132
American Electric Power Co., Inc.	19,491	1,869,967
Constellation Energy Corp.	12,152	695,824
Duke Energy Corp.	28,721	3,079,178
Edison International	14,216	899,020
Entergy Corp.	7,555	850,995
Evergy, Inc.	8,597	560,954
Eversource Energy	12,867	1,086,875
Exelon Corp.	36,393	1,649,331
FirstEnergy Corp.	21,678	832,218
NextEra Energy, Inc.	74,214	5,748,616
NRG Energy, Inc.	9,150	349,256
Pinnacle West Capital Corp.	4,165	304,545
PPL Corp.	28,895	783,921
Southern Co.	39,564	2,821,309
Xcel Energy, Inc.	20,240	1,432,182
		23,509,323
ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	8,710	957,142
Eaton Corp. PLC	14,884	1,875,235
Emerson Electric Co.	22,387	1,780,662
Generac Holdings, Inc. (a)	2,362	497,390
Rockwell Automation, Inc.	4,273	851,652
		5,962,081
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	22,493	1,448,099
CDW Corp.	5,176	815,531
Corning, Inc.	27,959	880,988
Keysight Technologies, Inc. (a)	6,857	945,237

See accompanying notes to financial statements.
82

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
TE Connectivity, Ltd.	12,335	$ 1,395,705
Teledyne Technologies, Inc. (a)	1,782	668,446
Trimble, Inc. (a)	9,333	543,461
Zebra Technologies Corp. Class A (a)	1,989	584,667
		7,282,134
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	35,227	1,017,004
Halliburton Co.	33,565	1,052,598
Schlumberger NV	52,624	1,881,834
		3,951,436
ENTERTAINMENT — 1.3%
Activision Blizzard, Inc.	28,963	2,255,059
Electronic Arts, Inc.	10,555	1,284,016
Live Nation Entertainment, Inc. (a)	4,935	407,532
Netflix, Inc. (a)	16,618	2,905,990
Take-Two Interactive Software, Inc. (a)	5,934	727,093
Walt Disney Co. (a)	68,787	6,493,493
Warner Bros Discovery, Inc. (a)	81,681	1,096,159
		15,169,342
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.8%
Alexandria Real Estate Equities, Inc. REIT	5,341	774,605
American Tower Corp. REIT	17,501	4,473,081
AvalonBay Communities, Inc. REIT	5,219	1,013,791
Boston Properties, Inc. REIT	5,290	470,704
Camden Property Trust REIT	4,014	539,803
Crown Castle International Corp. REIT	16,154	2,720,010
Digital Realty Trust, Inc. REIT	10,493	1,362,306
Duke Realty Corp. REIT	14,046	771,828
Equinix, Inc. REIT	3,404	2,236,496
Equity Residential REIT	12,862	928,894
Essex Property Trust, Inc. REIT	2,461	643,576
Extra Space Storage, Inc. REIT	4,986	848,218
Federal Realty OP LP, REIT	2,638	252,562
Healthpeak Properties, Inc. REIT	20,273	525,273
Host Hotels & Resorts, Inc. REIT	26,556	416,398
Iron Mountain, Inc. REIT	10,949	533,107
Kimco Realty Corp. REIT	22,503	444,884
Mid-America Apartment Communities, Inc. REIT	4,394	767,500
Prologis, Inc. REIT	27,606	3,247,846
Public Storage REIT	5,760	1,800,979
Realty Income Corp. REIT	22,658	1,546,635
Regency Centers Corp. REIT	5,968	353,962
SBA Communications Corp. REIT	4,060	1,299,403
Simon Property Group, Inc. REIT	12,280	1,165,618
UDR, Inc. REIT	11,455	527,388
Ventas, Inc. REIT	14,746	758,387
Vornado Realty Trust REIT	5,979	170,940
Welltower, Inc. REIT	17,251	1,420,620
Security Description	Shares	Value
Weyerhaeuser Co. REIT	28,095	$ 930,506
		32,945,320
FOOD & STAPLES RETAILING — 1.6%
Costco Wholesale Corp.	16,656	7,982,888
Kroger Co.	25,364	1,200,478
Sysco Corp.	19,173	1,624,145
Walgreens Boots Alliance, Inc.	26,923	1,020,382
Walmart, Inc.	52,970	6,440,092
		18,267,985
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	20,865	1,619,124
Campbell Soup Co.	7,620	366,141
Conagra Brands, Inc.	18,007	616,560
General Mills, Inc.	22,875	1,725,919
Hershey Co.	5,438	1,170,040
Hormel Foods Corp.	10,495	497,043
J.M. Smucker Co.	4,068	520,745
Kellogg Co.	9,575	683,080
Kraft Heinz Co.	26,528	1,011,778
Lamb Weston Holdings, Inc.	5,417	387,099
McCormick & Co., Inc.	9,282	772,726
Mondelez International, Inc. Class A	51,999	3,228,618
Tyson Foods, Inc. Class A	11,145	959,139
		13,558,012
GAS UTILITIES — 0.1%
Atmos Energy Corp.	5,192	582,023
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abbott Laboratories	66,277	7,200,996
ABIOMED, Inc. (a)	1,754	434,132
Align Technology, Inc. (a)	2,740	648,476
Baxter International, Inc.	18,695	1,200,780
Becton Dickinson & Co.	10,655	2,626,777
Boston Scientific Corp. (a)	52,995	1,975,124
Cooper Cos., Inc.	1,888	591,171
DENTSPLY SIRONA, Inc.	8,358	298,631
DexCom, Inc. (a)	14,604	1,088,436
Edwards Lifesciences Corp. (a)	23,276	2,213,315
Hologic, Inc. (a)	9,669	670,062
IDEXX Laboratories, Inc. (a)	3,177	1,114,269
Intuitive Surgical, Inc. (a)	13,378	2,685,098
Medtronic PLC	50,205	4,505,899
ResMed, Inc.	5,405	1,133,050
STERIS PLC	3,812	785,844
Stryker Corp.	12,540	2,494,582
Teleflex, Inc.	1,805	443,759
Zimmer Biomet Holdings, Inc.	7,784	817,787
		32,928,188
HEALTH CARE PROVIDERS & SERVICES — 3.6%
AmerisourceBergen Corp.	5,749	813,368
Cardinal Health, Inc.	10,373	542,197
Centene Corp. (a)	21,817	1,845,936
Cigna Corp.	12,094	3,187,011

See accompanying notes to financial statements.
83

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
CVS Health Corp.	49,145	$ 4,553,776
DaVita, Inc. (a)	2,308	184,548
Elevance Health, Inc.	9,067	4,375,553
HCA Healthcare, Inc.	8,567	1,439,770
Henry Schein, Inc. (a)	5,279	405,110
Humana, Inc.	4,840	2,265,459
Laboratory Corp. of America Holdings	3,487	817,213
McKesson Corp.	5,607	1,829,059
Molina Healthcare, Inc. (a)	2,208	617,379
Quest Diagnostics, Inc.	4,624	614,900
UnitedHealth Group, Inc.	35,348	18,155,793
Universal Health Services, Inc. Class B	2,845	286,520
		41,933,592
HOTELS, RESTAURANTS & LEISURE — 1.9%
Booking Holdings, Inc. (a)	1,548	2,707,437
Caesars Entertainment, Inc. (a)	8,046	308,162
Carnival Corp. (a) (c)	30,091	260,287
Chipotle Mexican Grill, Inc. (a)	1,054	1,377,852
Darden Restaurants, Inc.	4,933	558,021
Domino's Pizza, Inc.	1,361	530,395
Expedia Group, Inc. (a)	5,701	540,626
Hilton Worldwide Holdings, Inc.	10,394	1,158,307
Las Vegas Sands Corp. (a)	12,414	416,986
Marriott International, Inc. Class A	10,286	1,398,999
McDonald's Corp.	28,041	6,922,762
MGM Resorts International	14,103	408,282
Norwegian Cruise Line Holdings, Ltd. (a)	16,265	180,867
Penn National Gaming, Inc. (a)	6,212	188,969
Royal Caribbean Cruises, Ltd. (a)	8,348	291,429
Starbucks Corp.	43,070	3,290,117
Wynn Resorts, Ltd. (a)	3,932	224,045
Yum! Brands, Inc.	10,823	1,228,519
		21,992,062
HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc.	12,225	809,173
Garmin, Ltd.	5,690	559,042
Lennar Corp. Class A	9,788	690,739
Mohawk Industries, Inc. (a)	2,144	266,049
Newell Brands, Inc.	14,172	269,835
NVR, Inc. (a)	119	476,492
PulteGroup, Inc.	9,309	368,916
Whirlpool Corp.	2,210	342,263
		3,782,509
HOUSEHOLD PRODUCTS — 1.6%
Church & Dwight Co., Inc.	9,162	848,951
Clorox Co.	4,692	661,478
Colgate-Palmolive Co.	31,523	2,526,253
Kimberly-Clark Corp.	12,563	1,697,890
Procter & Gamble Co.	90,361	12,993,008
		18,727,580
Security Description	Shares	Value
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	25,077	$ 526,868
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	21,384	2,767,304
General Electric Co.	41,029	2,612,316
Honeywell International, Inc.	25,694	4,465,874
		9,845,494
INSURANCE — 2.3%
Aflac, Inc.	22,465	1,242,989
Allstate Corp.	10,505	1,331,299
American International Group, Inc.	29,833	1,525,361
Aon PLC Class A	8,041	2,168,497
Arthur J Gallagher & Co.	7,688	1,253,452
Assurant, Inc.	2,240	387,184
Brown & Brown, Inc.	8,774	511,875
Chubb, Ltd.	16,133	3,171,425
Cincinnati Financial Corp.	5,543	659,506
Everest Re Group, Ltd.	1,440	403,603
Globe Life, Inc.	3,615	352,354
Hartford Financial Services Group, Inc.	12,916	845,094
Lincoln National Corp.	6,237	291,705
Loews Corp.	7,585	449,487
Marsh & McLennan Cos., Inc.	18,944	2,941,056
MetLife, Inc.	26,274	1,649,744
Principal Financial Group, Inc.	9,255	618,141
Progressive Corp.	21,726	2,526,082
Prudential Financial, Inc.	14,126	1,351,576
Travelers Cos., Inc.	9,031	1,527,413
Willis Towers Watson PLC	4,202	829,433
WR Berkley Corp.	7,857	536,319
		26,573,595
INTERACTIVE MEDIA & SERVICES — 5.4%
Alphabet, Inc. Class A (a)	11,328	24,686,657
Alphabet, Inc. Class C (a)	10,389	22,725,418
Match Group, Inc. (a)	10,550	735,230
Meta Platforms, Inc. Class A (a)	86,659	13,973,764
Twitter, Inc. (a)	29,800	1,114,222
		63,235,291
INTERNET & DIRECT MARKETING RETAIL — 3.1%
Amazon.com, Inc. (a)	329,544	35,000,868
eBay, Inc.	21,083	878,529
Etsy, Inc. (a)	4,800	351,408
		36,230,805
IT SERVICES — 4.5%
Accenture PLC Class A	23,921	6,641,666
Akamai Technologies, Inc. (a)	6,176	564,054
Automatic Data Processing, Inc.	15,805	3,319,682
Broadridge Financial Solutions, Inc.	4,252	606,123
Cognizant Technology Solutions Corp. Class A	19,692	1,329,013

See accompanying notes to financial statements.
84

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
DXC Technology Co. (a)	9,618	$ 291,522
EPAM Systems, Inc. (a)	2,125	626,408
Fidelity National Information Services, Inc.	23,013	2,109,602
Fiserv, Inc. (a)	22,275	1,981,807
FleetCor Technologies, Inc. (a)	3,035	637,684
Gartner, Inc. (a)	3,045	736,372
Global Payments, Inc.	10,664	1,179,865
International Business Machines Corp.	33,727	4,761,915
Jack Henry & Associates, Inc.	2,714	488,574
Mastercard, Inc. Class A	32,317	10,195,367
Paychex, Inc.	12,021	1,368,831
PayPal Holdings, Inc. (a)	43,623	3,046,630
VeriSign, Inc. (a)	3,689	617,280
Visa, Inc. Class A	62,100	12,226,869
		52,729,264
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	4,852	397,282
LIFE SCIENCES TOOLS & SERVICES — 2.0%
Agilent Technologies, Inc.	11,356	1,348,752
Bio-Rad Laboratories, Inc. Class A (a)	810	400,950
Bio-Techne Corp.	1,457	505,054
Charles River Laboratories International, Inc. (a)	1,930	412,962
Danaher Corp.	24,375	6,179,550
Illumina, Inc. (a)	5,877	1,083,484
IQVIA Holdings, Inc. (a)	7,197	1,561,677
Mettler-Toledo International, Inc. (a)	862	990,240
PerkinElmer, Inc.	4,742	674,407
Thermo Fisher Scientific, Inc.	14,745	8,010,664
Waters Corp. (a)	2,321	768,204
West Pharmaceutical Services, Inc.	2,745	830,006
		22,765,950
MACHINERY — 1.6%
Caterpillar, Inc.	20,235	3,617,209
Cummins, Inc.	5,320	1,029,580
Deere & Co.	10,531	3,153,719
Dover Corp.	5,348	648,819
Fortive Corp.	13,614	740,329
IDEX Corp.	2,762	501,662
Illinois Tool Works, Inc.	10,814	1,970,851
Ingersoll Rand, Inc.	15,369	646,727
Nordson Corp.	2,028	410,548
Otis Worldwide Corp.	15,992	1,130,155
PACCAR, Inc.	12,990	1,069,597
Parker-Hannifin Corp.	4,835	1,189,652
Pentair PLC	6,264	286,703
Snap-on, Inc.	2,125	418,689
Stanley Black & Decker, Inc.	6,103	639,961
Westinghouse Air Brake Technologies Corp.	7,269	596,639
Security Description	Shares	Value
Xylem, Inc.	6,709	$ 524,510
		18,575,350
MEDIA — 1.0%
Charter Communications, Inc. Class A (a)	4,475	2,096,672
Comcast Corp. Class A	169,398	6,647,177
DISH Network Corp. Class A (a)	9,226	165,422
Fox Corp. Class A	12,294	395,375
Fox Corp. Class B	5,617	166,825
Interpublic Group of Cos., Inc.	14,789	407,141
News Corp. Class A	14,802	230,615
News Corp. Class B	4,667	74,159
Omnicom Group, Inc.	8,007	509,325
Paramount Global Class B	22,495	555,177
		11,247,888
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	55,046	1,610,646
Newmont Corp.	29,891	1,783,596
Nucor Corp.	10,184	1,063,311
		4,457,553
MULTI-UTILITIES — 1.0%
Ameren Corp.	9,639	870,980
CenterPoint Energy, Inc.	24,061	711,724
CMS Energy Corp.	10,965	740,138
Consolidated Edison, Inc.	13,012	1,237,441
Dominion Energy, Inc.	30,535	2,436,998
DTE Energy Co.	7,346	931,106
NiSource, Inc.	14,826	437,219
Public Service Enterprise Group, Inc.	19,008	1,202,826
Sempra Energy	12,120	1,821,272
WEC Energy Group, Inc.	11,790	1,186,546
		11,576,250
MULTILINE RETAIL — 0.5%
Dollar General Corp.	8,676	2,129,438
Dollar Tree, Inc. (a)	8,441	1,315,530
Target Corp.	17,414	2,459,379
		5,904,347
OIL, GAS & CONSUMABLE FUELS — 0.7%
Kinder Morgan, Inc.	73,205	1,226,916
Marathon Petroleum Corp.	20,377	1,675,193
ONEOK, Inc.	16,699	926,795
Phillips 66	18,277	1,498,531
Valero Energy Corp.	15,346	1,630,973
Williams Cos., Inc.	45,652	1,424,799
		8,383,207
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	8,684	2,211,554
PHARMACEUTICALS — 5.0%
Bristol-Myers Squibb Co.	80,183	6,174,091
Catalent, Inc. (a)	6,860	736,009
Eli Lilly & Co.	29,721	9,636,440

See accompanying notes to financial statements.
85

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Johnson & Johnson	99,268	$ 17,621,063
Merck & Co., Inc.	95,238	8,682,848
Organon & Co.	9,645	325,519
Pfizer, Inc.	210,646	11,044,170
Viatris, Inc.	45,459	475,956
Zoetis, Inc.	17,694	3,041,421
		57,737,517
PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	4,596	840,057
Jacobs Engineering Group, Inc.	4,925	626,115
Leidos Holdings, Inc.	5,397	543,532
Nielsen Holdings PLC	13,547	314,561
Robert Half International, Inc.	4,135	309,670
Verisk Analytics, Inc.	6,060	1,048,926
		3,682,861
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	12,637	930,210
ROAD & RAIL — 0.9%
CSX Corp.	83,011	2,412,300
JB Hunt Transport Services, Inc.	3,208	505,164
Norfolk Southern Corp.	8,978	2,040,609
Old Dominion Freight Line, Inc.	3,564	913,382
Union Pacific Corp.	23,848	5,086,301
		10,957,756
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.3%
Advanced Micro Devices, Inc. (a)	61,197	4,679,735
Analog Devices, Inc.	19,672	2,873,883
Applied Materials, Inc.	33,252	3,025,267
Broadcom, Inc.	15,379	7,471,272
Enphase Energy, Inc. (a)	5,031	982,252
Intel Corp.	154,461	5,778,386
KLA Corp.	5,716	1,823,861
Lam Research Corp.	5,223	2,225,781
Microchip Technology, Inc.	20,996	1,219,448
Micron Technology, Inc.	41,884	2,315,348
Monolithic Power Systems, Inc.	1,660	637,506
NVIDIA Corp.	94,307	14,295,998
NXP Semiconductors NV	9,923	1,468,900
Qorvo, Inc. (a)	4,102	386,901
QUALCOMM, Inc.	42,354	5,410,300
Skyworks Solutions, Inc.	6,228	576,962
SolarEdge Technologies, Inc. (a)	1,968	538,602
Teradyne, Inc.	6,284	562,732
Texas Instruments, Inc.	34,506	5,301,847
		61,574,981
SOFTWARE — 9.3%
Adobe, Inc. (a)	17,848	6,533,439
ANSYS, Inc. (a)	3,269	782,239
Autodesk, Inc. (a)	8,289	1,425,376
Cadence Design Systems, Inc. (a)	10,307	1,546,359
Ceridian HCM Holding, Inc. (a)	5,093	239,778
Security Description	Shares	Value
Citrix Systems, Inc. (a)	4,704	$ 457,088
Fortinet, Inc. (a)	25,460	1,440,527
Intuit, Inc.	10,654	4,106,478
Microsoft Corp.	282,008	72,428,115
NortonLifeLock, Inc.	21,737	477,344
Oracle Corp.	58,995	4,121,981
Paycom Software, Inc. (a)	1,747	489,370
PTC, Inc. (a)	3,866	411,110
Roper Technologies, Inc.	3,924	1,548,606
Salesforce, Inc. (a)	37,416	6,175,137
ServiceNow, Inc. (a)	7,486	3,559,743
Synopsys, Inc. (a)	5,768	1,751,741
Tyler Technologies, Inc. (a)	1,487	494,398
		107,988,829
SPECIALTY RETAIL — 2.2%
Advance Auto Parts, Inc.	2,335	404,165
AutoZone, Inc. (a)	744	1,598,945
Bath & Body Works, Inc.	9,923	267,127
Best Buy Co., Inc.	8,105	528,365
CarMax, Inc. (a)	6,155	556,905
Home Depot, Inc.	39,100	10,723,957
Lowe's Cos., Inc.	24,897	4,348,759
O'Reilly Automotive, Inc. (a)	2,521	1,592,667
Ross Stores, Inc.	13,356	937,992
TJX Cos., Inc.	45,027	2,514,758
Tractor Supply Co.	4,206	815,333
Ulta Beauty, Inc. (a)	2,092	806,424
		25,095,397
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.1%
Apple, Inc.	579,755	79,264,105
Hewlett Packard Enterprise Co.	49,044	650,323
HP, Inc.	40,540	1,328,901
NetApp, Inc.	8,462	552,061
Seagate Technology Holdings PLC	7,541	538,729
Western Digital Corp. (a)	11,499	515,500
		82,849,619
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
NIKE, Inc. Class B	47,794	4,884,547
PVH Corp.	2,651	150,842
Ralph Lauren Corp.	1,721	154,288
Tapestry, Inc.	10,401	317,438
VF Corp.	12,189	538,388
		6,045,503
TOBACCO — 0.7%
Altria Group, Inc.	68,281	2,852,097
Philip Morris International, Inc.	58,171	5,743,805
		8,595,902
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	21,601	1,078,322
United Rentals, Inc. (a)	2,685	652,214

See accompanying notes to financial statements.
86

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
W.W. Grainger, Inc.	1,589	$ 722,089
		2,452,625
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	6,743	1,003,156
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile US, Inc. (a)	22,296	2,999,704
TOTAL COMMON STOCKS (Cost $1,113,564,322)		1,159,886,638
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (e) (f)	2,455,547	2,455,302
State Street Navigator Securities Lending Portfolio II (b) (g)	2,313	2,313
TOTAL SHORT-TERM INVESTMENTS (Cost $2,457,627)		2,457,615
TOTAL INVESTMENTS — 100.0% (Cost $1,116,021,949)		1,162,344,253
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(425,420)
NET ASSETS — 100.0%		$ 1,161,918,833

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at June 30, 2022.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2022.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	10	09/16/2022	$1,872,912	$1,894,750	$21,838

During the period ended June 30, 2022, average notional value related to futures contracts was $304,644.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,159,886,638	$—	$—	$1,159,886,638
Short-Term Investments	2,457,615	—	—	2,457,615
TOTAL INVESTMENTS	$1,162,344,253	$—	$—	$1,162,344,253
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$ 21,838	$—	$—	$ 21,838
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 21,838	$—	$—	$ 21,838
See accompanying notes to financial statements.
87

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,162,366,091	$—	$—	$1,162,366,091
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Corp.	11,303	$ 930,011	$ 341,842	$ 127,533	$27,971	$(330,460)	13,655	$ 841,831	$29,854
State Street Institutional Liquid Reserves Fund, Premier Class	939,931	940,212	25,259,569	23,743,880	(562)	(37)	2,455,547	2,455,302	3,964
State Street Navigator Securities Lending Portfolio II	—	—	4,589,150	4,586,837	—	—	2,313	2,313	363
Total		$1,870,223	$30,190,561	$28,458,250	$27,409	$(330,497)		$3,299,446	$34,181
See accompanying notes to financial statements.
88

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 44.8%
Affiliated Managers Group, Inc.	12,152	$ 1,416,923
Ameriprise Financial, Inc.	6,091	1,447,709
Ares Management Corp. Class A	23,281	1,323,758
Artisan Partners Asset Management, Inc. Class A (a)	42,320	1,505,322
Assetmark Financial Holdings, Inc. (b)	12,913	242,377
Bank of New York Mellon Corp.	35,850	1,495,303
BlackRock, Inc.	2,480	1,510,419
Blackstone, Inc.	14,268	1,301,670
Blucora, Inc. (b)	77,343	1,427,752
Blue Owl Capital, Inc. (a)	133,699	1,341,001
Bridge Investment Group Holdings, Inc. Class A	29,537	429,468
Brightsphere Investment Group, Inc.	77,657	1,398,603
Carlyle Group, Inc.	42,616	1,349,222
Cohen & Steers, Inc.	18,535	1,178,641
Diamond Hill Investment Group, Inc.	1,405	243,964
Federated Hermes, Inc.	47,318	1,504,239
Focus Financial Partners, Inc. Class A (b)	42,264	1,439,512
Franklin Resources, Inc.	62,378	1,454,031
Hamilton Lane, Inc. Class A	22,938	1,540,975
Invesco, Ltd.	88,651	1,429,941
Janus Henderson Group PLC	60,757	1,428,397
KKR & Co., Inc.	30,056	1,391,292
Northern Trust Corp.	15,139	1,460,611
SEI Investments Co.	27,882	1,506,186
State Street Corp. (c)	23,444	1,445,323
StepStone Group, Inc. Class A	44,791	1,165,910
T Rowe Price Group, Inc.	13,323	1,513,626
TPG, Inc.	58,602	1,401,174
Victory Capital Holdings, Inc. Class A	56,784	1,368,494
Virtus Investment Partners, Inc.	8,419	1,439,817
WisdomTree Investments, Inc. (a)	180,316	914,202
		40,015,862
FINANCIAL EXCHANGES & DATA — 23.4%
Cboe Global Markets, Inc.	13,970	1,581,264
CME Group, Inc.	7,665	1,569,025
Coinbase Global, Inc. Class A (a) (b)	26,127	1,228,492
Donnelley Financial Solutions, Inc. (b)	46,604	1,365,031
FactSet Research Systems, Inc.	4,222	1,623,655
Intercontinental Exchange, Inc.	15,696	1,476,052
MarketAxess Holdings, Inc.	5,595	1,432,376
Moody's Corp.	5,604	1,524,120
Morningstar, Inc.	6,670	1,613,006
Security Description	Shares	Value
MSCI, Inc.	3,737	$ 1,540,205
Nasdaq, Inc.	10,202	1,556,213
Open Lending Corp. Class A (b)	132,117	1,351,557
S&P Global, Inc.	4,605	1,552,161
Tradeweb Markets, Inc. Class A	22,549	1,538,969
		20,952,126
INVESTMENT BANKING & BROKERAGE — 31.6%
B Riley Financial, Inc. (a)	30,704	1,297,244
BGC Partners, Inc. Class A	428,463	1,443,920
Charles Schwab Corp.	24,613	1,555,049
Cowen, Inc. Class A	65,071	1,541,532
Evercore, Inc. Class A	15,446	1,445,900
Goldman Sachs Group, Inc.	5,339	1,585,790
Houlihan Lokey, Inc.	19,072	1,505,353
Interactive Brokers Group, Inc. Class A	27,125	1,492,146
Jefferies Financial Group, Inc.	53,641	1,481,564
Lazard, Ltd. Class A	46,271	1,499,643
LPL Financial Holdings, Inc.	8,133	1,500,376
Moelis & Co. Class A	38,270	1,505,925
Morgan Stanley	19,813	1,506,977
Oppenheimer Holdings, Inc. Class A	18,281	604,004
Piper Sandler Cos.	13,094	1,484,336
PJT Partners, Inc. Class A	21,217	1,491,131
Raymond James Financial, Inc.	17,165	1,534,723
Stifel Financial Corp.	25,537	1,430,583
StoneX Group, Inc. (b)	9,863	770,004
Virtu Financial, Inc. Class A	64,742	1,515,610
		28,191,810
TOTAL COMMON STOCKS (Cost $127,701,715)		89,159,798
SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (d) (e)	164,042	164,025
State Street Navigator Securities Lending Portfolio II (c) (f)	2,984,921	2,984,921
TOTAL SHORT-TERM INVESTMENTS (Cost $3,148,951)		3,148,946
TOTAL INVESTMENTS — 103.3% (Cost $130,850,666)		92,308,744
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(2,948,977)
NET ASSETS — 100.0%		$ 89,359,767

See accompanying notes to financial statements.
89

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

(a)	All or a portion of the shares of the security are on loan at June 30, 2022.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2022.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$89,159,798	$—	$—	$89,159,798
Short-Term Investments	3,148,946	—	—	3,148,946
TOTAL INVESTMENTS	$92,308,744	$—	$—	$92,308,744

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Corp.	23,753	$1,954,397	$ 5,288,554	$ 5,207,158	$129,278	$(719,748)	23,444	$1,445,323	$ 90,439
State Street Institutional Liquid Reserves Fund, Premier Class	158,671	158,719	7,223,673	7,218,233	(128)	(6)	164,042	164,025	582
State Street Navigator Securities Lending Portfolio II	32,962	32,962	30,542,724	27,590,765	—	—	2,984,921	2,984,921	36,335
Total		$2,146,078	$43,054,951	$40,016,156	$129,150	$(719,754)		$4,594,269	$127,356
See accompanying notes to financial statements.
90

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE EQUIPMENT — 74.1%
Abbott Laboratories	48,413	$ 5,260,073
ABIOMED, Inc. (a)	21,194	5,245,727
Alphatec Holdings, Inc. (a) (b)	650,745	4,255,872
AngioDynamics, Inc. (a)	212,115	4,104,425
Artivion, Inc. (a)	194,501	3,672,179
AtriCure, Inc. (a)	136,583	5,580,781
AxoGen, Inc. (a)	216,359	1,771,980
Axonics, Inc. (a)	98,765	5,597,013
Baxter International, Inc.	72,588	4,662,327
Becton Dickinson & Co.	21,287	5,247,884
Boston Scientific Corp. (a)	142,563	5,313,323
Butterfly Network, Inc. (a) (b)	1,556,486	4,778,412
Cardiovascular Systems, Inc. (a)	285,940	4,106,098
CONMED Corp.	51,665	4,947,440
CryoPort, Inc. (a) (b)	213,501	6,614,261
Cutera, Inc. (a)	124,038	4,651,425
DexCom, Inc. (a)	72,250	5,384,793
Edwards Lifesciences Corp. (a)	57,071	5,426,881
Enovis Corp. (a)	84,517	4,648,435
Envista Holdings Corp. (a)	132,030	5,088,436
Glaukos Corp. (a)	121,122	5,501,361
Globus Medical, Inc. Class A (a)	89,822	5,042,607
Heska Corp. (a) (b)	58,025	5,483,943
Hologic, Inc. (a)	73,995	5,127,854
IDEXX Laboratories, Inc. (a)	15,345	5,381,952
Inari Medical, Inc. (a)	83,296	5,663,295
Inogen, Inc. (a)	126,923	3,068,998
Insulet Corp. (a)	23,993	5,229,034
Integer Holdings Corp. (a)	70,881	5,008,452
Integra LifeSciences Holdings Corp. (a)	89,113	4,814,775
Intuitive Surgical, Inc. (a)	25,857	5,189,759
iRhythm Technologies, Inc. (a)	39,459	4,262,756
LeMaitre Vascular, Inc.	109,066	4,967,956
LivaNova PLC (a)	80,103	5,004,034
Masimo Corp. (a)	38,283	5,002,440
Medtronic PLC	57,232	5,136,572
Mesa Laboratories, Inc. (b)	22,851	4,660,233
Natus Medical, Inc. (a)	149,729	4,906,619
Nevro Corp. (a)	114,783	5,030,939
Novocure, Ltd. (a) (b)	76,424	5,311,468
NuVasive, Inc. (a)	101,021	4,966,192
Omnicell, Inc. (a)	46,237	5,259,459
Orthofix Medical, Inc. (a)	77,674	1,828,446
Outset Medical, Inc. (a)	252,744	3,755,776
Penumbra, Inc. (a)	40,344	5,023,635
QuidelOrtho Corp. (a)	54,443	5,290,771
ResMed, Inc.	25,454	5,335,922
Senseonics Holdings, Inc. (a) (b)	5,054,874	5,206,520
Shockwave Medical, Inc. (a)	28,104	5,372,642
Security Description	Shares	Value
SI-BONE, Inc. (a) (b)	292,551	$ 3,861,673
STERIS PLC	24,028	4,953,372
Stryker Corp.	24,526	4,878,957
Surmodics, Inc. (a)	28,531	1,062,209
Tandem Diabetes Care, Inc. (a)	89,625	5,304,904
Teleflex, Inc.	19,828	4,874,714
TransMedics Group, Inc. (a) (b)	139,432	4,385,136
Varex Imaging Corp. (a)	227,615	4,868,685
ViewRay, Inc. (a)	1,337,826	3,545,239
Zimmer Biomet Holdings, Inc.	46,812	4,918,069
Zimvie, Inc. (a)	258,656	4,141,083
		284,986,216
HEALTH CARE SUPPLIES — 25.8%
Align Technology, Inc. (a)	20,648	4,886,763
Atrion Corp.	2,898	1,822,436
Avanos Medical, Inc. (a)	196,578	5,374,442
BioLife Solutions, Inc. (a)	359,688	4,967,291
Cerus Corp. (a)	1,115,045	5,898,588
Cooper Cos., Inc.	15,971	5,000,840
DENTSPLY SIRONA, Inc.	138,870	4,961,825
Embecta Corp. (a)	195,852	4,958,973
Figs, Inc. Class A (a)	683,972	6,230,985
Haemonetics Corp. (a)	82,276	5,362,750
ICU Medical, Inc. (a)	30,764	5,057,294
Lantheus Holdings, Inc. (a)	83,125	5,488,744
Meridian Bioscience, Inc. (a)	193,780	5,894,788
Merit Medical Systems, Inc. (a)	91,621	4,972,272
Neogen Corp. (a)	220,967	5,323,095
OraSure Technologies, Inc. (a)	861,599	2,334,933
OrthoPediatrics Corp. (a) (b)	97,567	4,210,016
Pulmonx Corp. (a) (b)	289,559	4,262,308
Silk Road Medical, Inc. (a) (b)	145,573	5,297,401
STAAR Surgical Co. (a)	79,206	5,618,080
UFP Technologies, Inc. (a)	13,928	1,108,251
		99,032,075
TOTAL COMMON STOCKS (Cost $496,914,029)		384,018,291
SHORT-TERM INVESTMENTS — 5.7%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (c) (d)	8,355,432	8,354,597

See accompanying notes to financial statements.
91

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	13,512,232	$ 13,512,232
TOTAL SHORT-TERM INVESTMENTS (Cost $21,867,643)		21,866,829
TOTAL INVESTMENTS — 105.6% (Cost $518,781,672)		405,885,120
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.6)%		(21,604,362)
NET ASSETS — 100.0%		$ 384,280,758

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$384,018,291	$—	$—	$384,018,291
Short-Term Investments	21,866,829	—	—	21,866,829
TOTAL INVESTMENTS	$405,885,120	$—	$—	$405,885,120

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	119,404	$ 119,440	$ 65,173,213	$ 56,936,443	$(796)	$(817)	8,355,432	$ 8,354,597	$ 2,120
State Street Navigator Securities Lending Portfolio II	12,327,999	12,327,999	214,612,999	213,428,766	—	—	13,512,232	13,512,232	559,340
Total		$12,447,439	$279,786,212	$270,365,209	$(796)	$(817)		$21,866,829	$561,460
See accompanying notes to financial statements.
92

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE SERVICES — 54.1%
1Life Healthcare, Inc. (a) (b)	184,205	$ 1,444,167
23andMe Holding Co. Class A (a) (b)	657,636	1,630,937
Accolade, Inc. (a)	231,798	1,715,305
Addus HomeCare Corp. (a)	12,644	1,052,992
Agiliti, Inc. (a) (b)	27,233	558,549
agilon health, Inc. (a) (b)	74,114	1,617,909
Amedisys, Inc. (a)	12,101	1,272,057
AMN Healthcare Services, Inc. (a) (b)	14,495	1,590,247
Apollo Medical Holdings, Inc. (a) (b)	41,324	1,594,693
CareMax, Inc. (a)	80,812	293,348
Castle Biosciences, Inc. (a)	71,668	1,573,113
Chemed Corp.	3,128	1,468,252
Cigna Corp.	5,738	1,512,078
CorVel Corp. (a)	7,060	1,039,726
Cross Country Healthcare, Inc. (a) (b)	71,338	1,485,971
CVS Health Corp.	15,599	1,445,403
DaVita, Inc. (a)	15,601	1,247,456
DocGo, Inc. (a)	104,348	745,045
Fulgent Genetics, Inc. (a)	29,114	1,587,586
Guardant Health, Inc. (a)	38,757	1,563,457
Hims & Hers Health, Inc. (a) (b)	377,500	1,710,075
Invitae Corp. (a) (b)	600,569	1,465,388
Laboratory Corp. of America Holdings	6,472	1,516,778
LHC Group, Inc. (a)	8,736	1,360,545
MEDNAX, Inc. (a)	75,776	1,592,054
ModivCare, Inc. (a)	11,370	960,765
National Research Corp. (b)	5,325	203,841
Oak Street Health, Inc. (a) (b)	85,796	1,410,486
OPKO Health, Inc. (a) (b)	567,725	1,436,344
Option Care Health, Inc. (a)	53,120	1,476,205
Premier, Inc. Class A	39,884	1,423,061
Privia Health Group, Inc. (a)	54,990	1,601,309
Quest Diagnostics, Inc.	11,073	1,472,488
R1 RCM, Inc. (a)	69,975	1,466,676
RadNet, Inc. (a)	47,001	812,177
Sema4 Holdings Corp. (a) (b)	371,547	468,149
Signify Health, Inc. Class A (a) (b)	121,825	1,681,185
		48,495,817
HEALTH CARE DISTRIBUTORS — 14.2%
AdaptHealth Corp. (a) (b)	80,519	1,452,563
AmerisourceBergen Corp.	10,061	1,423,430
Cardinal Health, Inc.	27,186	1,421,012
Covetrus, Inc. (a)	70,211	1,456,878
Henry Schein, Inc. (a)	17,848	1,369,656
McKesson Corp.	4,638	1,512,962
Owens & Minor, Inc. (b)	44,527	1,400,374
Security Description	Shares	Value
Patterson Cos., Inc. (b)	48,787	$ 1,478,246
PetIQ, Inc. (a)	71,534	1,201,056
		12,716,177
HEALTH CARE FACILITIES — 18.4%
Acadia Healthcare Co., Inc. (a)	21,301	1,440,587
Brookdale Senior Living, Inc. (a)	278,959	1,266,474
Cano Health, Inc. (a)	279,495	1,224,188
Community Health Systems, Inc. (a)	304,054	1,140,203
Encompass Health Corp.	25,154	1,409,882
Ensign Group, Inc.	19,156	1,407,391
Hanger, Inc. (a)	21,715	310,959
HCA Healthcare, Inc.	7,388	1,241,627
National HealthCare Corp.	5,562	388,784
Pennant Group, Inc. (a)	30,814	394,727
Select Medical Holdings Corp.	59,933	1,415,617
Surgery Partners, Inc. (a) (b)	43,566	1,259,929
Tenet Healthcare Corp. (a)	23,033	1,210,614
Universal Health Services, Inc. Class B	12,666	1,275,593
US Physical Therapy, Inc.	10,722	1,170,842
		16,557,417
MANAGED HEALTH CARE — 13.2%
Centene Corp. (a)	18,279	1,546,586
Clover Health Investments Corp. (a)	648,829	1,388,494
Elevance Health, Inc.	3,010	1,452,566
HealthEquity, Inc. (a)	22,691	1,393,001
Humana, Inc.	3,272	1,531,525
Molina Healthcare, Inc. (a)	5,258	1,470,189
Progyny, Inc. (a)	51,302	1,490,323
UnitedHealth Group, Inc.	2,999	1,540,376
		11,813,060
TOTAL COMMON STOCKS (Cost $121,570,153)		89,582,471
SHORT-TERM INVESTMENTS — 9.8%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (c) (d)	1,413,986	1,413,845
State Street Navigator Securities Lending Portfolio II (e) (f)	7,377,998	7,377,998
TOTAL SHORT-TERM INVESTMENTS (Cost $8,791,843)		8,791,843
TOTAL INVESTMENTS — 109.7% (Cost $130,361,996)		98,374,314
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.7)%		(8,679,401)
NET ASSETS — 100.0%		$ 89,694,913

See accompanying notes to financial statements.
93

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$89,582,471	$—	$—	$89,582,471
Short-Term Investments	8,791,843	—	—	8,791,843
TOTAL INVESTMENTS	$98,374,314	$—	$—	$98,374,314

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	515,301	$ 515,455	$ 5,286,883	$ 4,388,388	$(35)	$(70)	1,413,986	$1,413,845	$ 306
State Street Navigator Securities Lending Portfolio II	4,199,262	4,199,262	63,027,806	59,849,070	—	—	7,377,998	7,377,998	41,529
Total		$4,714,717	$68,314,689	$64,237,458	$(35)	$(70)		$8,791,843	$41,835
See accompanying notes to financial statements.
94

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.8%
INSURANCE BROKERS — 14.0%
Aon PLC Class A	44,021	$ 11,871,583
Arthur J Gallagher & Co.	72,975	11,897,844
Brown & Brown, Inc.	200,213	11,680,426
Goosehead Insurance, Inc. Class A (a)	155,236	7,089,628
Marsh & McLennan Cos., Inc.	74,419	11,553,550
Ryan Specialty Holdings, Inc. Class A (b)	275,441	10,794,533
Willis Towers Watson PLC	55,894	11,032,917
		75,920,481
LIFE & HEALTH INSURANCE — 25.6%
Aflac, Inc.	200,604	11,099,420
American Equity Investment Life Holding Co.	283,018	10,349,968
Brighthouse Financial, Inc. (b)	253,793	10,410,589
CNO Financial Group, Inc.	586,964	10,618,179
Genworth Financial, Inc. Class A (b)	1,961,735	6,924,925
Globe Life, Inc.	121,507	11,843,287
Lincoln National Corp.	218,305	10,210,125
MetLife, Inc.	175,813	11,039,298
Primerica, Inc.	93,538	11,195,563
Principal Financial Group, Inc.	168,280	11,239,421
Prudential Financial, Inc.	113,394	10,849,538
Trupanion, Inc. (a) (b)	202,903	12,226,935
Unum Group	317,564	10,803,527
		138,810,775
MULTI-LINE INSURANCE — 6.0%
American International Group, Inc.	208,862	10,679,114
Assurant, Inc.	64,164	11,090,747
Hartford Financial Services Group, Inc.	163,457	10,694,992
		32,464,853
PROPERTY & CASUALTY INSURANCE — 45.1%
Allstate Corp.	89,628	11,358,556
American Financial Group, Inc.	82,563	11,460,570
Arch Capital Group, Ltd. (b)	246,727	11,223,611
Argo Group International Holdings, Ltd.	132,080	4,868,469
Assured Guaranty, Ltd.	192,668	10,748,948
Axis Capital Holdings, Ltd.	199,406	11,384,089
Chubb, Ltd.	55,324	10,875,592
Cincinnati Financial Corp.	93,068	11,073,231
Erie Indemnity Co. Class A	40,962	7,872,487
Fidelity National Financial, Inc.	286,536	10,590,371
First American Financial Corp.	200,911	10,632,210
Hanover Insurance Group, Inc.	78,804	11,525,085
Kemper Corp.	167,030	8,000,737
Security Description	Shares	Value
Kinsale Capital Group, Inc.	50,021	$ 11,486,822
Loews Corp.	185,017	10,964,107
Markel Corp. (b)	8,380	10,837,435
Mercury General Corp.	117,919	5,223,812
Old Republic International Corp.	494,281	11,052,123
Progressive Corp.	98,250	11,423,527
RLI Corp.	86,431	10,076,990
Selective Insurance Group, Inc.	137,346	11,940,861
Travelers Cos., Inc.	65,927	11,150,234
White Mountains Insurance Group, Ltd.	6,478	8,072,430
WR Berkley Corp.	163,531	11,162,626
		245,004,923
REINSURANCE — 9.1%
Alleghany Corp. (b)	13,393	11,157,708
Enstar Group, Ltd. (b)	23,182	4,960,484
Everest Re Group, Ltd.	40,100	11,239,228
Reinsurance Group of America, Inc.	92,014	10,792,322
RenaissanceRe Holdings, Ltd.	73,277	11,458,325
		49,608,067
TOTAL COMMON STOCKS (Cost $602,254,202)		541,809,099
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (c) (d)	965,614	965,518
State Street Navigator Securities Lending Portfolio II (e) (f)	10,706,454	10,706,454
TOTAL SHORT-TERM INVESTMENTS (Cost $11,671,989)		11,671,972
TOTAL INVESTMENTS — 101.9% (Cost $613,926,191)		553,481,071
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(10,409,517)
NET ASSETS — 100.0%		$ 543,071,554
(a)	All or a portion of the shares of the security are on loan at June 30, 2022.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
95

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$541,809,099	$—	$—	$541,809,099
Short-Term Investments	11,671,972	—	—	11,671,972
TOTAL INVESTMENTS	$553,481,071	$—	$—	$553,481,071

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	659,163	$659,361	$17,985,169	$17,678,680	$(296)	$(36)	965,614	$ 965,518	$ 1,836
State Street Navigator Securities Lending Portfolio II	—	—	57,876,461	47,170,007	—	—	10,706,454	10,706,454	48,916
Total		$659,361	$75,861,630	$64,848,687	$(296)	$(36)		$ 11,671,972	$50,752
See accompanying notes to financial statements.
96

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 100.0%
INTERACTIVE MEDIA & SERVICES — 34.0%
Alphabet, Inc. Class C (a)	243	$ 531,550
Angi, Inc. (a)	95,099	435,553
Bumble, Inc. Class A (a)	17,806	501,239
Cargurus, Inc. (a)	23,278	500,244
Cars.com, Inc. (a)	33,089	312,029
Eventbrite, Inc. Class A (a) (b)	46,842	481,067
fuboTV, Inc. (a) (b)	182,616	451,062
IAC/InterActiveCorp. (a)	6,513	494,793
Match Group, Inc. (a)	7,050	491,315
Meta Platforms, Inc. Class A (a)	3,078	496,328
Pinterest, Inc. Class A (a)	28,094	510,187
QuinStreet, Inc. (a)	17,972	180,798
Snap, Inc. Class A (a)	40,703	534,430
TripAdvisor, Inc. (a)	24,449	435,192
Twitter, Inc. (a)	13,867	518,487
Vimeo, Inc. (a)	77,887	468,880
Yelp, Inc. (a)	18,254	506,914
Ziff Davis, Inc. (a)	7,401	551,597
ZoomInfo Technologies, Inc. (a)	15,456	513,757
		8,915,422
INTERNET & DIRECT MARKETING RETAIL — 32.6%
Amazon.com, Inc. (a)	4,930	523,615
CarParts.com, Inc. (a)	53,423	370,756
Chewy, Inc. Class A (a) (b)	18,822	653,500
ContextLogic, Inc. Class A (a)	300,299	480,478
DoorDash, Inc. Class A (a)	8,693	557,830
eBay, Inc.	12,206	508,624
Etsy, Inc. (a)	7,128	521,841
Groupon, Inc. (a) (b)	35,329	399,218
Liquidity Services, Inc. (a)	11,203	150,568
Overstock.com, Inc. (a) (b)	17,543	438,750
PetMed Express, Inc.	23,372	465,103
Porch Group, Inc. (a) (b)	171,598	439,291
Poshmark, Inc. Class A (a)	49,865	504,135
Quotient Technology, Inc. (a)	70,994	210,852
Qurate Retail, Inc. Class A	157,133	450,972
Revolve Group, Inc. (a)	18,055	467,805
Shutterstock, Inc.	9,607	550,577
Stitch Fix, Inc. Class A (a)	85,258	421,175
Wayfair, Inc. Class A (a) (b)	10,486	456,770
		8,571,860
INTERNET SERVICES & INFRASTRUCTURE — 33.4%
Akamai Technologies, Inc. (a)	5,549	506,790
BigCommerce Holdings, Inc. Class 1 (a)	31,280	506,736
Cloudflare, Inc. Class A (a)	11,414	499,363
Security Description	Shares	Value
Core Scientific, Inc. Class A (a) (b)	231,991	$ 345,667
Cyxtera Technologies, Inc. (a)	20,988	238,004
DigitalOcean Holdings, Inc. (a)	12,732	526,596
Edgio, Inc. (a)	160,372	370,459
Fastly, Inc. Class A (a) (b)	46,922	544,764
GoDaddy, Inc. Class A (a)	7,640	531,438
MongoDB, Inc. (a)	2,012	522,114
Okta, Inc. (a)	5,999	542,310
Rackspace Technology, Inc. (a) (b)	59,154	424,134
Snowflake, Inc. Class A (a)	4,414	613,811
SolarWinds Corp.	33,009	338,342
Squarespace, Inc. Class A (a) (b)	26,342	551,075
Switch, Inc. Class A	16,116	539,886
Tucows, Inc. Class A (a)	3,012	134,064
Twilio, Inc. Class A (a)	5,959	499,424
VeriSign, Inc. (a)	3,195	534,619
		8,769,596
TOTAL COMMON STOCKS (Cost $49,446,470)		26,256,878
SHORT-TERM INVESTMENTS — 9.7%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (c) (d)	10,399	10,398
State Street Navigator Securities Lending Portfolio II (e) (f)	2,539,837	2,539,837
TOTAL SHORT-TERM INVESTMENTS (Cost $2,550,237)		2,550,235
TOTAL INVESTMENTS — 109.7% (Cost $51,996,707)		28,807,113
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.7)%		(2,546,189)
NET ASSETS — 100.0%		$ 26,260,924
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
97

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$26,256,878	$—	$—	$26,256,878
Short-Term Investments	2,550,235	—	—	2,550,235
TOTAL INVESTMENTS	$ 28,807,113	$—	$—	$ 28,807,113

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	39,215	$ 39,227	$ 458,171	$ 486,974	$(24)	$ (2)	10,399	$ 10,398	$ 46
State Street Navigator Securities Lending Portfolio II	2,554,443	2,554,443	28,882,273	28,896,879	—	—	2,539,837	2,539,837	8,679
Total		$2,593,670	$29,340,444	$29,383,853	$(24)	$ (2)		$2,550,235	$8,725
See accompanying notes to financial statements.
98

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ALUMINUM — 12.7%
Alcoa Corp.	1,861,228	$ 84,834,773
Arconic Corp. (a)	2,834,165	79,498,328
Century Aluminum Co. (a)	8,762,356	64,578,564
Kaiser Aluminum Corp.	304,653	24,095,006
		253,006,671
COAL & CONSUMABLE FUELS — 17.8%
Arch Resources, Inc.	579,992	82,991,055
CONSOL Energy, Inc. (a)	1,359,453	67,129,789
Enviva, Inc. (b)	869,835	49,771,959
Peabody Energy Corp. (a) (b)	3,783,124	80,694,035
Uranium Energy Corp. (a) (b)	24,543,374	75,593,591
		356,180,429
COPPER — 3.6%
Freeport-McMoRan, Inc.	2,453,759	71,796,988
DIVERSIFIED METALS & MINING — 9.0%
Compass Minerals International, Inc.	951,450	33,671,815
Materion Corp.	211,716	15,609,821
MP Materials Corp. (a) (b)	2,652,981	85,107,630
Piedmont Lithium, Inc. (a)	1,262,804	45,978,694
		180,367,960
GOLD — 11.3%
Coeur Mining, Inc. (a)	15,162,062	46,092,669
Newmont Corp.	1,475,909	88,067,490
Royal Gold, Inc.	859,139	91,738,862
		225,899,021
SILVER — 3.9%
Hecla Mining Co.	19,891,983	77,976,574
STEEL — 41.5%
Allegheny Technologies, Inc. (a)	3,861,578	87,696,436
Alpha Metallurgical Resources, Inc.	616,809	79,648,546
Carpenter Technology Corp.	1,071,208	29,897,415
Cleveland-Cliffs, Inc. (a)	5,023,671	77,213,823
Commercial Metals Co.	2,542,875	84,169,163
Haynes International, Inc.	148,953	4,881,190
Nucor Corp.	821,021	85,722,803
Reliance Steel & Aluminum Co.	528,156	89,712,578
Security Description	Shares	Value
Ryerson Holding Corp.	865,533	$ 18,427,198
Schnitzer Steel Industries, Inc. Class A (b)	857,845	28,171,630
Steel Dynamics, Inc.	1,330,942	88,041,813
SunCoke Energy, Inc.	2,387,961	16,262,014
TimkenSteel Corp. (a)	1,711,993	32,031,389
United States Steel Corp. (b)	4,454,360	79,777,588
Worthington Industries, Inc.	640,100	28,228,410
		829,881,996
TOTAL COMMON STOCKS (Cost $2,614,651,648)		1,995,109,639
SHORT-TERM INVESTMENTS — 4.5%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (c) (d)	2,278,873	2,278,645
State Street Navigator Securities Lending Portfolio II (e) (f)	86,773,566	86,773,566
TOTAL SHORT-TERM INVESTMENTS (Cost $89,052,236)		89,052,211
TOTAL INVESTMENTS — 104.3% (Cost $2,703,703,884)		2,084,161,850
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(85,704,118)
NET ASSETS — 100.0%		$ 1,998,457,732
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
99

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,995,109,639	$—	$—	$1,995,109,639
Short-Term Investments	89,052,211	—	—	89,052,211
TOTAL INVESTMENTS	$2,084,161,850	$—	$—	$2,084,161,850

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
Arch Resources, Inc.	996,097	$ 56,757,607	$ 218,788,757	$ 283,891,302	$ 82,800,026	$ —*	—	$ —*	$ 7,666,115
Century Aluminum Co.	7,515,836	96,879,126	232,547,808	237,915,282	22,274,775	(49,207,863)	8,762,356	64,578,564	—
Coeur Mining, Inc.	9,420,997	83,658,453	185,397,083	141,676,054	(36,497,037)	(44,789,777)	15,162,062	46,092,668	—
CONSOL Energy, Inc.	746,481	13,787,504	121,680,837	113,300,012	33,664,039	—*	—	—*	—
Peabody Energy Corp.	5,820,235	46,154,464	275,895,127	363,816,501	120,385,799	—*	—	—*	—
Piedmont Lithium, Inc.	—	—	124,844,451	38,765,813	(3,721,848)	(36,378,096)	1,262,804	45,978,694	—
State Street Institutional Liquid Reserves Fund, Premier Class	1,570,577	1,571,049	54,567,882	53,859,279	(834)	(173)	2,278,873	2,278,645	9,598
State Street Navigator Securities Lending Portfolio II	28,062,730	28,062,730	851,278,322	792,567,486	—	—	86,773,566	86,773,566	170,821
TimkenSteel Corp.	2,902,283	41,067,304	71,771,595	85,501,437	9,214,787	—*	—	—*	—
Uranium Energy Corp.	18,876,949	50,212,684	200,220,224	179,455,054	23,959,766	(19,344,028)	24,543,374	75,593,592	—
Warrior Met Coal, Inc.	2,696,696	46,383,171	13,602,022	61,086,155	(4,934,871)	—*	—	—*	123,539
Total		$464,534,092	$2,350,594,108	$2,351,834,375	$247,144,602	$(149,719,937)		$321,295,729	$7,970,073
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended June 30, 2022.
*	As of June 30, 2022, no longer an affiliate.
See accompanying notes to financial statements.
100

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 26.6%
Helmerich & Payne, Inc.	263,933	$ 11,364,955
Nabors Industries, Ltd. (a)	75,184	10,067,137
Noble Corp. (a)	350,536	8,886,088
Patterson-UTI Energy, Inc.	718,914	11,330,085
Transocean, Ltd. (a)	2,972,055	9,896,943
Valaris, Ltd. (a)	233,388	9,858,309
		61,403,517
OIL & GAS EQUIPMENT & SERVICES — 73.3%
Archrock, Inc.	558,361	4,617,645
Baker Hughes Co.	371,218	10,717,064
Bristow Group, Inc. (a)	52,789	1,235,263
Cactus, Inc. Class A	261,426	10,527,625
ChampionX Corp.	537,484	10,669,057
Core Laboratories NV (b)	338,699	6,709,627
DMC Global, Inc. (a)	84,333	1,520,524
Dril-Quip, Inc. (a)	186,517	4,812,139
Expro Group Holdings NV (a)	286,393	3,299,247
Halliburton Co.	323,010	10,129,594
Helix Energy Solutions Group, Inc. (a)	1,043,295	3,234,215
Liberty Energy, Inc. Class A (a)	775,186	9,891,373
NexTier Oilfield Solutions, Inc. (a)	1,177,247	11,195,619
Nov, Inc.	653,893	11,057,331
Oceaneering International, Inc. (a)	652,307	6,966,639
Oil States International, Inc. (a)	450,702	2,442,805
ProPetro Holding Corp. (a)	740,800	7,408,000
RPC, Inc. (a)	1,174,320	8,114,551
Schlumberger NV	277,013	9,905,985
Select Energy Services, Inc. Class A (a)	240,768	1,642,038
TechnipFMC PLC (a)	1,674,425	11,268,880
TETRA Technologies, Inc. (a)	501,720	2,036,983
Security Description	Shares	Value
Tidewater, Inc. (a)	164,692	$ 3,473,354
US Silica Holdings, Inc. (a)	868,299	9,915,975
Weatherford International PLC (a)	299,325	6,336,710
		169,128,243
TOTAL COMMON STOCKS (Cost $273,620,098)		230,531,760
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (c) (d)	271,343	271,316
State Street Navigator Securities Lending Portfolio II (e) (f)	3,044,601	3,044,601
TOTAL SHORT-TERM INVESTMENTS (Cost $3,315,914)		3,315,917
TOTAL INVESTMENTS — 101.3% (Cost $276,936,012)		233,847,677
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(3,004,668)
NET ASSETS — 100.0%		$ 230,843,009
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$230,531,760	$—	$—	$230,531,760
Short-Term Investments	3,315,917	—	—	3,315,917
TOTAL INVESTMENTS	$233,847,677	$—	$—	$233,847,677
See accompanying notes to financial statements.
101

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	113,239	$113,273	$ 2,674,632	$ 2,516,512	$(80)	$ 3	271,343	$ 271,316	$ 595
State Street Navigator Securities Lending Portfolio II	—	—	65,256,698	62,212,097	—	—	3,044,601	3,044,601	8,634
Total		$113,273	$67,931,330	$64,728,609	$(80)	$ 3		$3,315,917	$9,229
See accompanying notes to financial statements.
102

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.8%
PHARMACEUTICALS — 99.8%
Aclaris Therapeutics, Inc. (a)	147,076	$ 2,053,181
Amneal Pharmaceuticals, Inc. (a)	333,924	1,061,878
Amphastar Pharmaceuticals, Inc. (a)	215,984	7,514,083
ANI Pharmaceuticals, Inc. (a)	44,702	1,326,308
Arvinas, Inc. (a) (b)	164,928	6,941,820
Atea Pharmaceuticals, Inc. (a) (b)	227,310	1,613,901
Athira Pharma, Inc. (a) (b)	130,925	399,321
Axsome Therapeutics, Inc. (a) (b)	271,809	10,410,285
Bristol-Myers Squibb Co.	88,141	6,786,857
Cara Therapeutics, Inc. (a)	296,254	2,704,799
Cassava Sciences, Inc. (a) (b)	240,760	6,770,171
Catalent, Inc. (a)	62,044	6,656,701
Collegium Pharmaceutical, Inc. (a)	144,496	2,560,469
Corcept Therapeutics, Inc. (a)	309,132	7,351,159
Elanco Animal Health, Inc. (a)	297,195	5,833,938
Eli Lilly & Co.	22,286	7,225,790
Evolus, Inc. (a)	165,238	1,916,761
Harmony Biosciences Holdings, Inc. (a)	145,108	7,076,917
Innoviva, Inc. (a)	433,470	6,398,017
Intra-Cellular Therapies, Inc. (a)	124,830	7,125,296
Jazz Pharmaceuticals PLC (a)	44,874	7,000,793
Johnson & Johnson	38,356	6,808,574
Merck & Co., Inc.	75,917	6,921,353
Nektar Therapeutics (a) (b)	1,993,534	7,575,429
NGM Biopharmaceuticals, Inc. (a)	106,393	1,363,958
Nuvation Bio, Inc. (a) (b)	366,864	1,188,639
Organon & Co.	186,648	6,299,370
Pacira BioSciences, Inc. (a)	118,674	6,918,694
Perrigo Co. PLC	171,109	6,941,892
Pfizer, Inc.	132,451	6,944,406
Phibro Animal Health Corp. Class A	32,483	621,400
Prestige Consumer Healthcare, Inc. (a)	99,984	5,879,059
Reata Pharmaceuticals, Inc. Class A (a) (b)	182,768	5,554,320
Security Description	Shares	Value
Relmada Therapeutics, Inc. (a)	118,555	$ 2,251,360
Revance Therapeutics, Inc. (a)	357,231	4,936,932
Roivant Sciences, Ltd. (a)	203,313	827,484
Royalty Pharma PLC Class A	163,498	6,873,456
SIGA Technologies, Inc.	38,969	451,261
Supernus Pharmaceuticals, Inc. (a)	172,871	4,999,429
Theravance Biopharma, Inc. (a) (b)	239,674	2,171,447
Viatris, Inc.	590,943	6,187,173
Zoetis, Inc.	40,985	7,044,912
TOTAL COMMON STOCKS (Cost $231,752,132)		205,488,993
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (c) (d)	180,164	180,147
State Street Navigator Securities Lending Portfolio II (e) (f)	5,141,614	5,141,614
TOTAL SHORT-TERM INVESTMENTS (Cost $5,321,761)		5,321,761
TOTAL INVESTMENTS — 102.4% (Cost $237,073,893)		210,810,754
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(4,882,187)
NET ASSETS — 100.0%		$ 205,928,567
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
103

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$205,488,993	$—	$—	$205,488,993
Short-Term Investments	5,321,761	—	—	5,321,761
TOTAL INVESTMENTS	$210,810,754	$—	$—	$210,810,754

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	271,177	$ 271,258	$ 9,569,743	$ 9,660,771	$(82)	$ (1)	180,164	$ 180,147	$ 791
State Street Navigator Securities Lending Portfolio II	16,787,951	16,787,951	156,432,125	168,078,462	—	—	5,141,614	5,141,614	780,932
Total		$17,059,209	$166,001,868	$177,739,233	$(82)	$ (1)		$5,321,761	$781,723
See accompanying notes to financial statements.
104

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPAREL RETAIL — 19.3%
Abercrombie & Fitch Co. Class A (a)	229,952	$ 3,890,788
American Eagle Outfitters, Inc.	367,949	4,113,670
Boot Barn Holdings, Inc. (a)	53,631	3,695,712
Buckle, Inc.	143,406	3,970,912
Burlington Stores, Inc. (a)	26,077	3,552,470
Caleres, Inc.	159,124	4,175,414
Chico's FAS, Inc. (a)	790,559	3,929,078
Children's Place, Inc. (a)	99,029	3,854,209
Designer Brands, Inc. Class A (b)	291,634	3,808,740
Foot Locker, Inc.	147,303	3,719,401
Gap, Inc.	463,100	3,815,944
Genesco, Inc. (a)	79,825	3,984,066
Guess?, Inc.	228,819	3,901,364
Ross Stores, Inc.	56,824	3,990,749
Shoe Carnival, Inc.	163,268	3,528,221
TJX Cos., Inc.	74,365	4,153,285
Urban Outfitters, Inc. (a)	206,460	3,852,544
Victoria's Secret & Co. (a)	123,155	3,444,645
Zumiez, Inc. (a)	135,630	3,526,380
		72,907,592
AUTOMOTIVE RETAIL — 19.0%
Advance Auto Parts, Inc.	24,419	4,226,685
America's Car-Mart, Inc. (a)	26,588	2,674,753
Arko Corp.	174,286	1,422,174
Asbury Automotive Group, Inc. (a)	23,912	4,049,258
AutoNation, Inc. (a)	36,488	4,077,899
AutoZone, Inc. (a)	2,138	4,594,819
Camping World Holdings, Inc. Class A (b)	163,798	3,536,399
CarMax, Inc. (a)	45,674	4,132,583
Carvana Co. (a) (b)	199,227	4,498,546
EVgo, Inc. (a) (b)	501,232	3,012,404
Group 1 Automotive, Inc.	24,289	4,124,272
Lithia Motors, Inc.	14,925	4,101,539
Monro, Inc.	101,600	4,356,608
Murphy USA, Inc.	18,429	4,291,561
OneWater Marine, Inc. Class A (a) (b)	60,853	2,011,192
O'Reilly Automotive, Inc. (a)	7,244	4,576,469
Penske Automotive Group, Inc.	37,929	3,970,787
Sonic Automotive, Inc. Class A	103,179	3,779,447
TravelCenters of America, Inc. (a)	55,531	1,914,154
Volta, Inc. (a) (b)	1,775,378	2,307,991
		71,659,540
COMPUTER & ELECTRONICS RETAIL — 3.0%
Best Buy Co., Inc.	60,376	3,935,912
Security Description	Shares	Value
GameStop Corp. Class A (a) (b)	33,987	$ 4,156,610
Rent-A-Center, Inc.	171,471	3,335,111
		11,427,633
DEPARTMENT STORES — 3.6%
Dillard's, Inc. Class A (b)	14,514	3,201,353
Kohl's Corp.	95,919	3,423,349
Macy's, Inc.	190,399	3,488,110
Nordstrom, Inc.	164,058	3,466,545
		13,579,357
DRUG RETAIL — 2.3%
Rite Aid Corp. (a)	708,486	4,775,196
Walgreens Boots Alliance, Inc.	105,540	3,999,966
		8,775,162
FOOD RETAIL — 7.5%
Albertsons Cos., Inc. Class A	146,382	3,911,327
Casey's General Stores, Inc.	22,967	4,248,436
Grocery Outlet Holding Corp. (a)	113,445	4,836,160
Ingles Markets, Inc. Class A	49,562	4,299,503
Kroger Co.	85,810	4,061,387
Sprouts Farmers Market, Inc. (a)	174,430	4,416,568
Weis Markets, Inc.	32,813	2,445,881
		28,219,262
GENERAL MERCHANDISE STORES — 6.8%
Big Lots, Inc. (b)	185,086	3,881,253
Dollar General Corp.	18,805	4,615,499
Dollar Tree, Inc. (a)	28,137	4,385,152
Franchise Group, Inc.	104,499	3,664,780
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	81,743	4,802,401
Target Corp.	29,315	4,140,158
		25,489,243
HYPERMARKETS & SUPER CENTERS — 4.5%
BJ's Wholesale Club Holdings, Inc. (a)	71,489	4,455,194
Costco Wholesale Corp.	9,470	4,538,782
PriceSmart, Inc.	52,295	3,745,891
Walmart, Inc.	36,056	4,383,688
		17,123,555
INTERNET & DIRECT MARKETING RETAIL — 18.1%
Amazon.com, Inc. (a)	39,983	4,246,594
CarParts.com, Inc. (a)	389,766	2,704,976
Chewy, Inc. Class A (a) (b)	152,656	5,300,216
ContextLogic, Inc. Class A (a) (b)	2,436,293	3,898,069
DoorDash, Inc. Class A (a)	70,498	4,523,857

See accompanying notes to financial statements.
105

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
eBay, Inc.	99,029	$ 4,126,538
Etsy, Inc. (a)	57,891	4,238,200
Groupon, Inc. (a) (b)	286,588	3,238,444
Liquidity Services, Inc. (a)	81,748	1,098,693
Overstock.com, Inc. (a) (b)	142,370	3,560,674
PetMed Express, Inc. (b)	170,534	3,393,627
Porch Group, Inc. (a) (b)	1,392,117	3,563,820
Poshmark, Inc. Class A (a)	404,524	4,089,738
Quotient Technology, Inc. (a)	517,970	1,538,371
Qurate Retail, Inc. Class A	1,274,775	3,658,604
Revolve Group, Inc. (a) (b)	146,534	3,796,696
Shutterstock, Inc.	77,901	4,464,506
Stitch Fix, Inc. Class A (a)	691,631	3,416,657
Wayfair, Inc. Class A (a) (b)	85,037	3,704,212
		68,562,492
SPECIALTY STORES — 15.8%
Academy Sports & Outdoors, Inc. (b)	119,688	4,253,712
Bath & Body Works, Inc.	129,414	3,483,825
Dick's Sporting Goods, Inc. (b)	56,584	4,264,736
Five Below, Inc. (a)	34,400	3,901,992
Hibbett, Inc.	90,067	3,936,829
Leslie's, Inc. (a) (b)	249,579	3,788,609
MarineMax, Inc. (a)	110,707	3,998,737
National Vision Holdings, Inc. (a)	164,817	4,532,467
ODP Corp. (a)	114,747	3,469,949
Petco Health & Wellness Co., Inc. (a) (b)	279,457	4,119,196
Sally Beauty Holdings, Inc. (a)	319,677	3,810,550
Security Description	Shares	Value
Signet Jewelers, Ltd.	71,114	$ 3,801,754
Sportsman's Warehouse Holdings, Inc. (a)	322,796	3,095,614
Tractor Supply Co.	22,453	4,352,514
Ulta Beauty, Inc. (a)	10,764	4,149,307
Winmark Corp.	4,430	866,375
		59,826,166
TOTAL COMMON STOCKS (Cost $497,250,438)		377,570,002
SHORT-TERM INVESTMENT — 7.6%
State Street Navigator Securities Lending Portfolio II (c) (d) (Cost $28,813,697)	28,813,697	28,813,697
TOTAL INVESTMENTS — 107.5% (Cost $526,064,135)		406,383,699
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.5)%		(28,199,490)
NET ASSETS — 100.0%		$ 378,184,209
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$377,570,002	$—	$—	$377,570,002
Short-Term Investment	28,813,697	—	—	28,813,697
TOTAL INVESTMENTS	$406,383,699	$—	$—	$406,383,699

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	575,915	$ 576,087	$ 54,233,007	$ 54,809,011	$(82)	$ (1)	—	$ —	$ 1,146
State Street Navigator Securities Lending Portfolio II	44,696,050	44,696,050	460,489,282	476,371,635	—	—	28,813,697	28,813,697	802,457
Total		$45,272,137	$514,722,289	$531,180,646	$(82)	$ (1)		$28,813,697	$803,603
See accompanying notes to financial statements.
106

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)	290,198	$ 22,191,441
Allegro MicroSystems, Inc. (a)	1,196,209	24,749,564
Alpha & Omega Semiconductor, Ltd. (a)	727,061	24,240,214
Ambarella, Inc. (a)	358,044	23,437,560
Analog Devices, Inc.	175,300	25,609,577
Broadcom, Inc.	50,799	24,678,662
CEVA, Inc. (a)	246,768	8,281,534
Cirrus Logic, Inc. (a)	354,585	25,721,596
Diodes, Inc. (a)	383,841	24,784,613
First Solar, Inc. (a)	404,604	27,565,671
Impinj, Inc. (a) (b)	529,497	31,065,589
indie Semiconductor, Inc. Class A (a) (b)	2,131,851	12,151,551
Intel Corp.	702,192	26,269,003
Lattice Semiconductor Corp. (a)	565,641	27,433,588
MACOM Technology Solutions Holdings, Inc. (a)	536,139	24,716,008
Marvell Technology, Inc.	518,411	22,566,431
MaxLinear, Inc. (a)	705,423	23,970,274
Meta Materials, Inc. (a) (b)	9,713,934	10,005,352
Microchip Technology, Inc.	428,932	24,912,371
Micron Technology, Inc.	439,340	24,286,715
Monolithic Power Systems, Inc.	64,904	24,925,732
Navitas Semiconductor Corp. (a) (b)	2,566,630	9,907,192
NeoPhotonics Corp. (a)	1,295,978	20,385,734
NVIDIA Corp.	162,055	24,565,917
NXP Semiconductors NV	154,039	22,802,393
ON Semiconductor Corp. (a)	457,524	23,018,032
Power Integrations, Inc.	351,657	26,377,792
Qorvo, Inc. (a)	271,776	25,633,912
QUALCOMM, Inc.	206,544	26,383,931
Rambus, Inc. (a)	1,150,667	24,727,834
Semtech Corp. (a)	467,750	25,712,218
Silicon Laboratories, Inc. (a)	196,742	27,587,163
SiTime Corp. (a)	139,791	22,790,127
Skyworks Solutions, Inc.	274,469	25,426,808
Security Description	Shares	Value
SMART Global Holdings, Inc. (a) (b)	1,213,644	$ 19,867,352
SunPower Corp. (a) (b)	1,525,108	24,111,957
Synaptics, Inc. (a)	204,762	24,172,154
Texas Instruments, Inc.	174,378	26,793,180
Universal Display Corp.	234,060	23,672,828
Wolfspeed, Inc. (a)	386,553	24,526,788
TOTAL COMMON STOCKS (Cost $1,227,870,617)		932,026,358
SHORT-TERM INVESTMENTS — 5.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (c) (d)	1,018,578	1,018,476
State Street Navigator Securities Lending Portfolio II (e) (f)	47,719,371	47,719,371
TOTAL SHORT-TERM INVESTMENTS (Cost $48,737,843)		48,737,847
TOTAL INVESTMENTS — 105.1% (Cost $1,276,608,460)		980,764,205
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.1)%		(47,263,498)
NET ASSETS — 100.0%		$ 933,500,707
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$932,026,358	$—	$—	$932,026,358
Short-Term Investments	48,737,847	—	—	48,737,847
TOTAL INVESTMENTS	$980,764,205	$—	$—	$980,764,205
See accompanying notes to financial statements.
107

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
Kopin Corp.	2,886,934	$23,615,120	$ 18,889,101	$ 21,066,825	$(28,319,798)	$—*	—	$ —*	$ —
Meta Materials, Inc.	—	—	56,417,565	19,925,729	(14,138,008)	—*	—	—*	—
State Street Institutional Liquid Reserves Fund, Premier Class	2,447,146	2,447,880	8,814,963	10,244,059	(308)	—	1,018,578	1,018,476	3,013
State Street Navigator Securities Lending Portfolio II	24,868,582	24,868,582	341,278,928	318,428,139	—	—	47,719,371	47,719,371	1,156,815
Total		$50,931,582	$425,400,557	$369,664,752	$ (42,458,114)	$—		$48,737,847	$1,159,828
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended June 30, 2022.
*	As of June 30, 2022, no longer an affiliate.
See accompanying notes to financial statements.
108

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 54.7%
8x8, Inc. (a)	169,076	$ 870,741
ACI Worldwide, Inc. (a)	40,281	1,042,875
Adobe, Inc. (a)	2,768	1,013,254
Agilysys, Inc. (a)	27,119	1,281,915
Alarm.com Holdings, Inc. (a)	17,775	1,099,562
Altair Engineering, Inc. Class A (a) (b)	20,985	1,101,713
Alteryx, Inc. Class A (a) (b)	21,385	1,035,462
American Software, Inc. Class A	38,176	616,924
Amplitude, Inc. Class A (a) (b)	65,387	934,380
ANSYS, Inc. (a)	4,507	1,078,480
Appfolio, Inc. Class A (a)	11,635	1,054,596
AppLovin Corp. Class A (a) (b)	30,409	1,047,286
Asana, Inc. Class A (a)	54,850	964,263
Aspen Technology, Inc. (a)	5,560	1,021,261
Autodesk, Inc. (a)	5,871	1,009,577
Avalara, Inc. (a)	13,802	974,421
Avaya Holdings Corp. (a) (b)	243,599	545,662
AvePoint, Inc. (a) (b)	200,367	869,593
Bentley Systems, Inc. Class B	32,969	1,097,868
Bill.Com Holdings, Inc. (a) (b)	9,317	1,024,311
Black Knight, Inc. (a)	16,389	1,071,677
Blackbaud, Inc. (a)	18,308	1,063,146
Blackline, Inc. (a) (b)	14,979	997,601
Box, Inc. Class A (a)	42,479	1,067,922
BTRS Holdings, Inc. Class A (a) (b)	232,083	1,155,773
C3.ai, Inc. Class A (a) (b)	60,925	1,112,491
Cadence Design Systems, Inc. (a)	7,310	1,096,719
CCC Intelligent Solutions Holdings, Inc. (a)	124,224	1,142,861
CDK Global, Inc.	19,985	1,094,578
Cerence, Inc. (a)	38,929	982,179
Ceridian HCM Holding, Inc. (a)	20,980	987,738
ChannelAdvisor Corp. (a)	76,484	1,115,137
Citrix Systems, Inc. (a)	11,129	1,081,405
Clear Secure, Inc. Class A (a) (b)	46,962	939,240
Clearwater Analytics Holdings, Inc. Class A (a) (b)	80,662	971,170
Confluent, Inc. Class A (a)	53,205	1,236,484
Consensus Cloud Solutions, Inc. (a)	27,386	1,196,220
Coupa Software, Inc. (a)	18,180	1,038,078
CS Disco, Inc. (a) (b)	57,009	1,028,442
Datadog, Inc. Class A (a)	11,414	1,087,069
Digital Turbine, Inc. (a)	63,825	1,115,023
DocuSign, Inc. (a)	16,532	948,606
Domo, Inc. Class B (a)	39,600	1,100,880
Dropbox, Inc. Class A (a)	49,387	1,036,633
Duck Creek Technologies, Inc. (a) (b)	59,528	883,991
Security Description	Shares	Value
Dynatrace, Inc. (a)	26,353	$ 1,039,362
E2open Parent Holdings, Inc. (a) (b)	141,512	1,100,963
Ebix, Inc.	42,766	722,745
Elastic NV (a)	15,472	1,046,991
Envestnet, Inc. (a)	18,409	971,443
Everbridge, Inc. (a)	31,386	875,356
Fair Isaac Corp. (a)	2,733	1,095,660
Five9, Inc. (a)	11,563	1,053,852
ForgeRock, Inc. Class A (a)	61,382	1,314,802
Freshworks, Inc. Class A (a) (b)	88,913	1,169,206
Guidewire Software, Inc. (a)	14,501	1,029,426
HashiCorp, Inc. Class A (a) (b)	36,224	1,066,435
HubSpot, Inc. (a)	3,348	1,006,576
Informatica, Inc. Class A (a)	59,274	1,231,121
InterDigital, Inc.	16,854	1,024,723
Intuit, Inc.	2,880	1,110,067
Jamf Holding Corp. (a) (b)	43,887	1,087,081
LivePerson, Inc. (a)	79,791	1,128,245
LiveRamp Holdings, Inc. (a)	41,822	1,079,426
Manhattan Associates, Inc. (a)	9,199	1,054,205
Marathon Digital Holdings, Inc. (a) (b)	145,694	778,006
Matterport, Inc. (a) (b)	260,141	952,116
MicroStrategy, Inc. Class A (a) (b)	5,401	887,384
Mitek Systems, Inc. (a)	122,056	1,127,797
Model N, Inc. (a)	46,046	1,177,857
Momentive Global, Inc. (a)	102,860	905,168
nCino, Inc. (a) (b)	33,161	1,025,338
NCR Corp. (a)	34,190	1,063,651
New Relic, Inc. (a)	23,533	1,177,827
Nutanix, Inc. Class A (a)	75,481	1,104,287
Olo, Inc. Class A (a) (b)	108,783	1,073,688
Pagerduty, Inc. (a) (b)	43,899	1,087,817
Palantir Technologies, Inc. Class A (a)	132,881	1,205,231
Paycom Software, Inc. (a)	3,731	1,045,128
Paycor HCM, Inc. (a)	43,916	1,141,816
Paylocity Holding Corp. (a)	6,285	1,096,230
Pegasystems, Inc.	22,087	1,056,642
PROS Holdings, Inc. (a)	39,009	1,023,206
PTC, Inc. (a)	9,992	1,062,549
Q2 Holdings, Inc. (a)	27,114	1,045,787
Qualtrics International, Inc. Class A (a)	83,751	1,047,725
RingCentral, Inc. Class A (a)	20,230	1,057,220
Riot Blockchain, Inc. (a) (b)	212,464	890,224
Roper Technologies, Inc.	2,790	1,101,074
Salesforce, Inc. (a)	6,108	1,008,064
Samsara, Inc. Class A (a)	100,082	1,117,916
Smartsheet, Inc. Class A (a)	33,841	1,063,623
Splunk, Inc. (a)	11,071	979,341
Sprinklr, Inc. Class A (a) (b)	99,273	1,003,650
Sprout Social, Inc. Class A (a)	21,540	1,250,828
SPS Commerce, Inc. (a)	10,510	1,188,155

See accompanying notes to financial statements.
109

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Sumo Logic, Inc. (a)	143,717	$ 1,076,440
Synopsys, Inc. (a)	3,569	1,083,905
Trade Desk, Inc. Class A (a)	22,294	933,896
Tyler Technologies, Inc. (a)	3,229	1,073,578
Unity Software, Inc. (a) (b)	29,742	1,095,100
Upland Software, Inc. (a) (b)	78,705	1,142,797
Verint Systems, Inc. (a)	23,051	976,210
Vertex, Inc. Class A (a)	62,270	705,519
Vonage Holdings Corp. (a)	60,001	1,130,419
Workday, Inc. Class A (a)	7,358	1,027,030
Workiva, Inc. (a) (b)	16,114	1,063,363
Yext, Inc. (a)	193,605	925,432
Zendesk, Inc. (a)	16,898	1,251,635
Zoom Video Communications, Inc. Class A (a)	10,067	1,086,934
		114,760,495
DATA PROCESSING & OUTSOURCED SERVICES — 20.0%
Affirm Holdings, Inc. (a) (b)	53,713	970,057
Automatic Data Processing, Inc.	5,150	1,081,706
Block, Inc. (a) (b)	15,285	939,416
Bread Financial Holdings, Inc.	23,355	865,536
Broadridge Financial Solutions, Inc.	7,780	1,109,039
Cantaloupe, Inc. (a)	98,203	549,937
Cass Information Systems, Inc.	22,153	748,771
Concentrix Corp.	7,253	983,797
Conduent, Inc. (a)	221,566	957,165
CSG Systems International, Inc.	18,871	1,126,221
Euronet Worldwide, Inc. (a)	9,986	1,004,492
EVERTEC, Inc.	29,879	1,101,937
Evo Payments, Inc. Class A (a)	49,264	1,158,689
ExlService Holdings, Inc. (a)	7,511	1,106,596
Fidelity National Information Services, Inc.	11,145	1,021,662
Fiserv, Inc. (a)	11,554	1,027,959
FleetCor Technologies, Inc. (a)	4,633	973,440
Genpact, Ltd.	25,254	1,069,759
Global Payments, Inc.	9,281	1,026,850
I3 Verticals, Inc. Class A (a) (b)	47,286	1,183,096
International Money Express, Inc. (a)	56,856	1,163,842
Jack Henry & Associates, Inc.	6,040	1,087,321
Marqeta, Inc. Class A (a)	113,654	921,734
Mastercard, Inc. Class A	3,256	1,027,203
MAXIMUS, Inc.	18,165	1,135,494
MoneyGram International, Inc. (a)	111,900	1,119,000
Paya Holdings, Inc. (a)	196,365	1,290,118
Paychex, Inc.	9,036	1,028,929
Payoneer Global, Inc. (a) (b)	245,492	962,329
PayPal Holdings, Inc. (a)	13,853	967,494
Repay Holdings Corp. (a) (b)	93,347	1,199,509
Security Description	Shares	Value
Sabre Corp. (a) (b)	160,185	$ 933,879
Shift4 Payments, Inc. Class A (a) (b)	27,822	919,795
SS&C Technologies Holdings, Inc.	18,013	1,046,015
TaskUS, Inc. Class A (a) (b)	56,963	960,396
Toast, Inc. Class A (a)	73,325	948,825
TTEC Holdings, Inc. (b)	16,828	1,142,453
Verra Mobility Corp. (a)	68,769	1,080,361
Visa, Inc. Class A	5,463	1,075,610
Western Union Co.	63,631	1,048,003
WEX, Inc. (a)	6,417	998,229
		42,062,664
INTERACTIVE HOME ENTERTAINMENT — 3.3%
Activision Blizzard, Inc.	14,251	1,109,583
Electronic Arts, Inc.	8,168	993,637
Playstudios, Inc. (a)	152,214	651,476
Playtika Holding Corp. (a)	83,500	1,105,540
Sciplay Corp. Class A (a)	77,524	1,083,010
Skillz, Inc. (a) (b)	690,985	856,821
Take-Two Interactive Software, Inc. (a)	8,518	1,043,711
		6,843,778
IT CONSULTING & OTHER SERVICES — 6.1%
Accenture PLC Class A	3,811	1,058,124
Cognizant Technology Solutions Corp. Class A	15,591	1,052,237
DXC Technology Co. (a)	33,293	1,009,111
EPAM Systems, Inc. (a)	3,618	1,066,514
Gartner, Inc. (a)	4,401	1,064,294
Grid Dynamics Holdings, Inc. (a)	63,074	1,060,905
Hackett Group, Inc.	55,907	1,060,556
International Business Machines Corp.	8,003	1,129,944
Kyndryl Holdings, Inc. (a)	110,885	1,084,455
Perficient, Inc. (a)	11,551	1,059,111
Thoughtworks Holding, Inc. (a) (b)	71,331	1,006,480
Unisys Corp. (a)	91,058	1,095,428
		12,747,159
SYSTEMS SOFTWARE — 15.8%
A10 Networks, Inc.	75,016	1,078,730
Appian Corp. (a) (b)	23,597	1,117,554
CommVault Systems, Inc. (a)	17,619	1,108,235
Crowdstrike Holdings, Inc. Class A (a)	6,485	1,093,112
Dolby Laboratories, Inc. Class A	14,678	1,050,358
Fortinet, Inc. (a)	18,903	1,069,532
Gitlab, Inc. Class A (a)	24,420	1,297,679
KnowBe4, Inc. Class A (a)	62,460	975,625

See accompanying notes to financial statements.
110

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Mandiant, Inc. (a)	50,320	$ 1,097,982
Microsoft Corp.	4,308	1,106,424
N-Able, Inc. (a) (b)	106,647	959,823
NortonLifeLock, Inc.	47,493	1,042,946
OneSpan, Inc. (a)	87,901	1,046,022
Oracle Corp.	16,234	1,134,270
Palo Alto Networks, Inc. (a)	2,201	1,087,162
Ping Identity Holding Corp. (a)	57,824	1,048,927
Progress Software Corp.	22,478	1,018,253
Qualys, Inc. (a)	8,724	1,100,445
Rapid7, Inc. (a)	16,065	1,073,142
SailPoint Technologies Holding, Inc. (a)	17,717	1,110,501
SentinelOne, Inc. Class A (a)	48,725	1,136,754
ServiceNow, Inc. (a)	2,321	1,103,682
Telos Corp. (a)	125,287	1,012,319
Tenable Holdings, Inc. (a) (b)	23,738	1,077,943
Teradata Corp. (a)	29,316	1,084,985
UiPath, Inc. Class A (a) (b)	58,240	1,059,386
Varonis Systems, Inc. (a)	34,726	1,018,166
VMware, Inc. Class A	8,761	998,579
Xperi Holding Corp.	70,339	1,014,992
Zscaler, Inc. (a)	7,148	1,068,697
Zuora, Inc. Class A (a) (b)	118,583	1,061,318
		33,253,543
TOTAL COMMON STOCKS (Cost $342,373,786)		209,667,639
SHORT-TERM INVESTMENTS — 9.5%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (c) (d)	200,793	200,773
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	19,776,617	$ 19,776,617
TOTAL SHORT-TERM INVESTMENTS (Cost $19,977,399)		19,977,390
TOTAL INVESTMENTS — 109.4% (Cost $362,351,185)		229,645,029
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.4)%		(19,808,202)
NET ASSETS — 100.0%		$ 209,836,827
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$209,667,639	$—	$—	$209,667,639
Short-Term Investments	19,977,390	—	—	19,977,390
TOTAL INVESTMENTS	$229,645,029	$—	$—	$229,645,029

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	430,618	$ 430,747	$ 14,117,845	$ 14,347,666	$(121)	$(32)	200,793	$ 200,773	$ 569
State Street Navigator Securities Lending Portfolio II	24,637,133	24,637,133	184,663,897	189,524,413	—	—	19,776,617	19,776,617	150,375
Total		$25,067,880	$198,781,742	$203,872,079	$(121)	$(32)		$19,977,390	$150,944
See accompanying notes to financial statements.
111

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALTERNATIVE CARRIERS — 21.2%
Anterix, Inc. (a)	10,871	$ 446,472
Bandwidth, Inc. Class A (a) (b)	89,365	1,681,849
Cogent Communications Holdings, Inc.	29,323	1,781,666
EchoStar Corp. Class A (a)	38,771	748,280
Globalstar, Inc. (a) (b)	427,079	525,307
Iridium Communications, Inc. (a)	48,494	1,821,435
Liberty Global PLC Class C (a)	74,905	1,654,652
Liberty Latin America, Ltd. Class C (a)	150,818	1,174,872
Lumen Technologies, Inc. (b)	155,963	1,701,556
		11,536,089
COMMUNICATIONS EQUIPMENT — 54.0%
ADTRAN, Inc.	42,103	738,066
Arista Networks, Inc. (a)	18,548	1,738,689
Calix, Inc. (a)	49,250	1,681,395
Ciena Corp. (a)	38,899	1,777,684
Cisco Systems, Inc.	40,447	1,724,660
Clearfield, Inc. (a) (b)	12,712	787,508
CommScope Holding Co., Inc. (a)	233,275	1,427,643
Comtech Telecommunications Corp.	19,126	173,473
Digi International, Inc. (a)	13,287	321,811
Extreme Networks, Inc. (a)	140,189	1,250,486
F5, Inc. (a)	11,240	1,720,170
Harmonic, Inc. (a)	60,685	526,139
Infinera Corp. (a) (b)	304,221	1,630,624
Juniper Networks, Inc.	61,042	1,739,697
Lumentum Holdings, Inc. (a)	21,243	1,687,119
Motorola Solutions, Inc.	8,420	1,764,832
NETGEAR, Inc. (a)	29,129	539,469
NetScout Systems, Inc. (a)	42,814	1,449,254
Plantronics, Inc. (a)	44,379	1,760,959
Ribbon Communications, Inc. (a)	38,328	116,517
Ubiquiti, Inc. (b)	6,763	1,678,644
Viasat, Inc. (a)	49,855	1,527,059
Viavi Solutions, Inc. (a)	124,594	1,648,379
		29,410,277
INTEGRATED TELECOMMUNICATION SERVICES — 13.7%
AT&T, Inc.	84,940	1,780,342
ATN International, Inc.	3,661	171,738
Consolidated Communications Holdings, Inc. (a)	31,643	221,501
Security Description	Shares	Value
Frontier Communications Parent, Inc. (a)	72,097	$ 1,697,163
IDT Corp. Class B (a)	18,896	475,234
Ooma, Inc. (a)	10,578	125,244
Radius Global Infrastructure, Inc. Class A (a)	81,033	1,236,564
Verizon Communications, Inc.	34,550	1,753,412
		7,461,198
WIRELESS TELECOMMUNICATION SERVICES — 11.0%
Gogo, Inc. (a)	92,051	1,490,306
Shenandoah Telecommunications Co.	26,595	590,409
Telephone & Data Systems, Inc.	110,419	1,743,516
T-Mobile US, Inc. (a)	13,423	1,805,931
United States Cellular Corp. (a)	12,293	356,005
		5,986,167
TOTAL COMMON STOCKS (Cost $69,642,235)		54,393,731
SHORT-TERM INVESTMENTS — 4.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (c) (d)	70,314	70,307
State Street Navigator Securities Lending Portfolio II (e) (f)	2,190,959	2,190,959
TOTAL SHORT-TERM INVESTMENTS (Cost $2,261,269)		2,261,266
TOTAL INVESTMENTS — 104.0% (Cost $71,903,504)		56,654,997
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(2,198,704)
NET ASSETS — 100.0%		$ 54,456,293
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
112

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$54,393,731	$—	$—	$54,393,731
Short-Term Investments	2,261,266	—	—	2,261,266
TOTAL INVESTMENTS	$56,654,997	$—	$—	$56,654,997

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	201,557	$ 201,618	$ 2,269,519	$ 2,400,845	$43	$(28)	70,314	$ 70,307	$ 275
State Street Navigator Securities Lending Portfolio II	2,582,042	2,582,042	32,468,392	32,859,475	—	—	2,190,959	2,190,959	30,667
Total		$2,783,660	$ 34,737,911	$35,260,320	$43	$(28)		$2,261,266	$30,942
See accompanying notes to financial statements.
113

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 20.4%
Air Transport Services Group, Inc. (a)	387,397	$ 11,129,917
Atlas Air Worldwide Holdings, Inc. (a)	177,056	10,926,126
C.H. Robinson Worldwide, Inc.	113,910	11,547,057
Expeditors International of Washington, Inc.	117,678	11,468,898
FedEx Corp.	56,016	12,699,387
Forward Air Corp.	125,213	11,514,587
GXO Logistics, Inc. (a)	228,184	9,873,522
Hub Group, Inc. Class A (a)	159,859	11,340,397
United Parcel Service, Inc. Class B	66,941	12,219,410
		102,719,301
AIRLINES — 28.5%
Alaska Air Group, Inc. (a)	263,353	10,547,288
Allegiant Travel Co. (a)	86,436	9,775,047
American Airlines Group, Inc. (a)	787,718	9,988,264
Blade Air Mobility, Inc. (a) (b)	646,149	2,881,825
Delta Air Lines, Inc. (a)	329,933	9,558,159
Frontier Group Holdings, Inc. (a) (b)	1,168,105	10,945,144
Hawaiian Holdings, Inc. (a)	765,371	10,952,459
JetBlue Airways Corp. (a)	1,214,685	10,166,913
Joby Aviation, Inc. (a) (b)	2,331,553	11,447,925
SkyWest, Inc. (a)	492,048	10,456,020
Southwest Airlines Co. (a)	288,636	10,425,532
Spirit Airlines, Inc. (a) (b)	518,599	12,363,400
Sun Country Airlines Holdings, Inc. (a) (b)	491,013	9,005,178
United Airlines Holdings, Inc. (a)	281,513	9,971,191
Wheels Up Experience, Inc. (a)	2,747,405	5,357,440
		143,841,785
MARINE — 8.0%
Eagle Bulk Shipping, Inc. (b)	182,674	9,477,127
Genco Shipping & Trading, Ltd.	518,910	10,025,341
Kirby Corp. (a)	170,395	10,366,832
Matson, Inc.	145,117	10,576,127
		40,445,427
RAILROADS — 6.8%
CSX Corp.	382,476	11,114,753
Norfolk Southern Corp.	50,510	11,480,418
Union Pacific Corp.	54,905	11,710,138
		34,305,309
TRUCKING — 36.1%
AMERCO	24,486	11,709,940
ArcBest Corp.	156,248	10,995,172
Security Description	Shares	Value
Avis Budget Group, Inc. (a)	68,973	$ 10,144,549
Daseke, Inc. (a)	475,027	3,035,422
Heartland Express, Inc.	296,674	4,126,735
Hertz Global Holdings, Inc. (a)	664,095	10,519,265
JB Hunt Transport Services, Inc.	70,760	11,142,577
Knight-Swift Transportation Holdings, Inc.	251,715	11,651,887
Landstar System, Inc.	79,767	11,599,717
Lyft, Inc. Class A (a)	734,826	9,758,489
Marten Transport, Ltd.	542,563	9,125,910
Old Dominion Freight Line, Inc.	46,874	12,012,869
Ryder System, Inc.	149,614	10,631,571
Saia, Inc. (a)	60,635	11,399,380
Schneider National, Inc. Class B	500,599	11,203,406
Uber Technologies, Inc. (a)	488,514	9,994,996
Werner Enterprises, Inc.	294,746	11,359,511
XPO Logistics, Inc. (a)	234,212	11,279,650
		181,691,046
TOTAL COMMON STOCKS (Cost $680,843,927)		503,002,868
SHORT-TERM INVESTMENTS — 5.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (c) (d)	664,939	664,873
State Street Navigator Securities Lending Portfolio II (e) (f)	25,267,386	25,267,386
TOTAL SHORT-TERM INVESTMENTS (Cost $25,932,259)		25,932,259
TOTAL INVESTMENTS — 105.0% (Cost $706,776,186)		528,935,127
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(25,141,739)
NET ASSETS — 100.0%		$ 503,793,388
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
114

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$503,002,868	$—	$—	$503,002,868
Short-Term Investments	25,932,259	—	—	25,932,259
TOTAL INVESTMENTS	$528,935,127	$—	$—	$528,935,127

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	114,813	$114,847	$ 57,177,727	$ 56,627,988	$286	$ 1	664,939	$ 664,873	$ 2,432
State Street Navigator Securities Lending Portfolio II	—	—	133,229,756	107,962,370	—	—	25,267,386	25,267,386	222,118
Total		$114,847	$190,407,483	$164,590,358	$286	$ 1		$25,932,259	$224,550
See accompanying notes to financial statements.
115

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.4%
Northrop Grumman Corp.	6,031	$ 2,886,256
AIRLINES — 0.1%
Alaska Air Group, Inc. (a)	4,573	183,149
BANKS — 2.1%
Comerica, Inc.	5,420	397,720
East West Bancorp, Inc.	5,595	362,556
First Citizens BancShares, Inc. Class A	236	154,292
Prosperity Bancshares, Inc.	3,498	238,808
Signature Bank	2,223	398,384
US Bancorp	58,427	2,688,810
		4,240,570
BEVERAGES — 3.6%
Brown-Forman Corp. Class B	8,780	616,005
Coca-Cola Co.	94,796	5,963,616
Constellation Brands, Inc. Class A	3,500	815,710
		7,395,331
BIOTECHNOLOGY — 1.2%
Biogen, Inc. (a)	4,805	979,932
Halozyme Therapeutics, Inc. (a)	4,478	197,032
Horizon Therapeutics Plc (a)	7,103	566,535
Incyte Corp. (a)	7,068	536,956
Twist Bioscience Corp. (a)	1,317	46,042
Ultragenyx Pharmaceutical, Inc. (a)	1,991	118,783
		2,445,280
BUILDING PRODUCTS — 0.0% (b)
AZEK Co., Inc. (a)	5,563	93,125
CAPITAL MARKETS — 1.0%
Moody's Corp.	7,340	1,996,260
CHEMICALS — 1.7%
Celanese Corp.	4,702	553,002
DuPont de Nemours, Inc.	22,169	1,232,153
FMC Corp.	5,383	576,035
Mosaic Co.	14,560	687,669
Olin Corp.	6,553	303,273
		3,352,132
COMMERCIAL SERVICES & SUPPLIES — 1.3%
Rollins, Inc.	7,142	249,399
Waste Management, Inc.	15,145	2,316,882
		2,566,281
CONSUMER FINANCE — 2.8%
American Express Co.	31,512	4,368,193
Discover Financial Services	11,887	1,124,272
SoFi Technologies, Inc. (a)	16,062	84,647
Upstart Holdings, Inc. (a) (c)	2,293	72,505
		5,649,617
CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc.	2,734	282,176
Security Description	Shares	Value
Sealed Air Corp.	6,196	$ 357,633
		639,809
DIVERSIFIED CONSUMER SERVICES — 0.1%
Bright Horizons Family Solutions, Inc. (a)	2,288	193,382
Chegg, Inc. (a)	5,083	95,458
		288,840
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Equitable Holdings, Inc.	16,957	442,069
ELECTRIC UTILITIES — 0.7%
Alliant Energy Corp.	10,578	619,976
NRG Energy, Inc.	9,722	371,089
Pinnacle West Capital Corp.	4,714	344,688
		1,335,753
ELECTRICAL EQUIPMENT — 1.2%
Eaton Corp. PLC	14,862	1,872,463
Sensata Technologies Holding PLC	8,924	368,651
Sunrun, Inc. (a) (c)	8,189	191,295
		2,432,409
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Arrow Electronics, Inc. (a)	4,151	465,286
CDW Corp.	7,850	1,236,846
		1,702,132
ENERGY EQUIPMENT & SERVICES — 0.6%
Baker Hughes Co.	41,956	1,211,270
ENTERTAINMENT — 5.8%
Netflix, Inc. (a)	20,568	3,596,726
Skillz, Inc. (a) (c)	16,171	20,052
Spotify Technology SA (a)	6,099	572,269
Walt Disney Co. (a)	77,434	7,309,770
Warner Bros Discovery, Inc. (a)	20,912	280,639
		11,779,456
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.3%
Alexandria Real Estate Equities, Inc. REIT	5,902	855,967
Apartment Income REIT Corp.	5,842	243,027
Douglas Emmett, Inc. REIT	12,664	283,421
Equity LifeStyle Properties, Inc. REIT	6,977	491,669
Essex Property Trust, Inc. REIT	2,561	669,727
Healthcare Trust of America, Inc. Class A REIT	8,232	229,755
National Retail Properties, Inc. REIT	6,554	281,822
Orion Office REIT, Inc.	1,434	15,717
Realty Income Corp. REIT	14,325	977,825
STORE Capital Corp. REIT	10,190	265,755
Sun Communities, Inc. REIT	8,392	1,337,349
Weyerhaeuser Co. REIT	28,709	950,842
		6,602,876

See accompanying notes to financial statements.
116

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
FOOD & STAPLES RETAILING — 0.5%
Casey's General Stores, Inc.	1,227	$ 226,970
Kroger Co.	16,475	779,762
		1,006,732
FOOD PRODUCTS — 1.2%
Hershey Co.	4,551	979,193
J.M. Smucker Co.	2,280	291,863
Kellogg Co.	7,432	530,199
McCormick & Co., Inc.	5,847	486,763
Post Holdings, Inc. (a)	1,266	104,255
		2,392,273
HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Omnicell, Inc. (a)	2,393	272,204
HEALTH CARE PROVIDERS & SERVICES — 11.4%
Amedisys, Inc. (a)	1,046	109,955
Cigna Corp.	10,855	2,860,510
CVS Health Corp.	28,993	2,686,491
Encompass Health Corp.	3,061	171,569
Invitae Corp. (a) (c)	6,225	15,189
McKesson Corp.	4,986	1,626,483
Oak Street Health, Inc. (a) (c)	2,734	44,947
UnitedHealth Group, Inc.	30,201	15,512,140
		23,027,284
HOTELS, RESTAURANTS & LEISURE — 2.5%
Aramark	8,297	254,137
Chipotle Mexican Grill, Inc. (a)	912	1,192,221
Starbucks Corp.	38,756	2,960,571
Yum China Holdings, Inc.	13,166	638,551
		5,045,480
HOUSEHOLD PRODUCTS — 0.2%
Clorox Co.	2,729	384,734
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.5%
Brookfield Renewable Corp. Class A	15,299	544,797
Vistra Corp.	18,746	428,346
		973,143
INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	21,600	2,795,256
INSURANCE — 2.0%
Hartford Financial Services Group, Inc.	14,033	918,179
Lemonade, Inc. (a) (c)	1,426	26,039
Lincoln National Corp.	7,099	332,020
MetLife, Inc.	29,377	1,844,582
Primerica, Inc.	1,565	187,315
Principal Financial Group, Inc.	10,683	713,517
		4,021,652
INTERACTIVE MEDIA & SERVICES — 0.3%
Pinterest, Inc. Class A (a)	29,388	533,686
Security Description	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.4%
Chewy, Inc. Class A (a) (c)	11,193	$ 388,621
Etsy, Inc. (a)	4,700	344,087
Farfetch, Ltd. Class A (a)	15,369	110,042
Fiverr International, Ltd. (a) (c)	1,591	54,714
		897,464
IT SERVICES — 10.9%
Amdocs, Ltd.	7,314	609,329
Block, Inc. (a)	25,352	1,558,134
Concentrix Corp.	1,618	219,465
Fastly, Inc. Class A (a) (c)	6,357	73,805
Globant SA (a)	2,293	398,982
Okta, Inc. (a)	7,477	675,921
Pagseguro Digital, Ltd. Class A (a)	13,149	134,646
Paychex, Inc.	18,284	2,081,999
PayPal Holdings, Inc. (a)	47,093	3,288,975
Shopify, Inc. Class A (a)	40,590	1,268,032
Visa, Inc. Class A	57,857	11,391,465
WEX, Inc. (a)	2,490	387,344
		22,088,097
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Mattel, Inc. (a)	11,359	253,646
Peloton Interactive, Inc. Class A (a)	9,403	86,320
		339,966
LIFE SCIENCES TOOLS & SERVICES — 0.1%
AbCellera Biologics, Inc. (a)	4,805	51,173
Maravai LifeSciences Holdings, Inc. Class A (a)	7,970	226,428
		277,601
MACHINERY — 3.0%
Cummins, Inc.	5,405	1,046,030
Fortive Corp.	18,775	1,020,985
Illinois Tool Works, Inc.	11,762	2,143,624
Nordson Corp.	1,936	391,924
Otis Worldwide Corp.	15,992	1,130,155
Pentair PLC	6,133	280,707
		6,013,425
MEDIA — 0.4%
New York Times Co. Class A	7,623	212,682
Paramount Global Class B (c)	27,917	688,991
		901,673
METALS & MINING — 1.2%
Alcoa Corp.	7,647	348,550
MP Materials Corp. (a)	4,696	150,648
Newmont Corp.	33,406	1,993,336
		2,492,534
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.2%
Annaly Capital Management, Inc. REIT	52,787	311,971

See accompanying notes to financial statements.
117

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
MULTI-UTILITIES — 1.6%
Public Service Enterprise Group, Inc.	21,157	$ 1,338,815
Sempra Energy	12,800	1,923,456
		3,262,271
MULTILINE RETAIL — 1.1%
Target Corp.	16,258	2,296,117
OIL, GAS & CONSUMABLE FUELS — 3.9%
EQT Corp.	11,798	405,851
Marathon Oil Corp.	34,104	766,658
Ovintiv, Inc.	11,090	490,067
Phillips 66	18,943	1,553,137
Pioneer Natural Resources Co.	9,640	2,150,491
Targa Resources Corp.	9,642	575,338
Valero Energy Corp.	17,531	1,863,195
		7,804,737
PERSONAL PRODUCTS — 1.0%
BellRing Brands, Inc. (a)	1,606	39,974
Coty, Inc. Class A (a)	6,223	49,846
Estee Lauder Cos., Inc. Class A	7,966	2,028,701
		2,118,521
PHARMACEUTICALS — 6.5%
Bristol-Myers Squibb Co.	71,929	5,538,533
Jazz Pharmaceuticals PLC (a)	1,878	292,987
Merck & Co., Inc.	81,253	7,407,836
		13,239,356
PROFESSIONAL SERVICES — 1.1%
Booz Allen Hamilton Holding Corp.	5,004	452,162
Equifax, Inc.	4,542	830,187
ManpowerGroup, Inc.	1,973	150,757
Nielsen Holdings PLC	16,537	383,989
Robert Half International, Inc.	4,142	310,194
Upwork, Inc. (a)	6,225	128,733
		2,256,022
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Opendoor Technologies, Inc. (a) (c)	11,687	55,046
Redfin Corp. (a) (c)	3,824	31,510
Zillow Group, Inc. Class C (a) (c)	13,011	413,099
		499,655
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Universal Display Corp.	2,442	246,984
SOFTWARE — 11.8%
Asana, Inc. Class A (a)	7,026	123,517
Atlassian Corp. PLC Class A (a)	14,137	2,649,274
Autodesk, Inc. (a)	12,439	2,139,010
Bentley Systems, Inc. Class B	11,933	397,369
Bill.Com Holdings, Inc. (a)	4,381	481,647
Blackline, Inc. (a)	2,859	190,409
Ceridian HCM Holding, Inc. (a)	7,534	354,701
Dropbox, Inc. Class A (a)	21,649	454,412
HubSpot, Inc. (a)	2,511	754,932
Security Description	Shares	Value
Intuit, Inc.	15,057	$ 5,803,570
nCino, Inc. (a)	3,388	104,757
NortonLifeLock, Inc.	32,653	717,060
Paylocity Holding Corp. (a)	2,180	380,236
Salesforce, Inc. (a)	50,641	8,357,791
Smartsheet, Inc. Class A (a)	6,558	206,118
Unity Software, Inc. (a) (c)	8,545	314,627
Zendesk, Inc. (a)	6,603	489,084
		23,918,514
SPECIALTY RETAIL — 2.2%
American Eagle Outfitters, Inc.	4,918	54,983
Bath & Body Works, Inc.	7,851	211,349
GameStop Corp. Class A (a) (c)	1,934	236,528
Gap, Inc.	6,552	53,989
TJX Cos., Inc.	39,691	2,216,742
Tractor Supply Co.	3,796	735,855
Ulta Beauty, Inc. (a)	1,760	678,445
Victoria's Secret & Co. (a)	2,567	71,799
Vroom, Inc. (a)	3,497	4,371
Williams-Sonoma, Inc.	2,456	272,493
		4,536,554
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Western Digital Corp. (a)	16,977	761,079
TEXTILES, APPAREL & LUXURY GOODS — 3.8%
Capri Holdings, Ltd. (a)	4,804	197,012
Crocs, Inc. (a)	2,071	100,796
Levi Strauss & Co. Class A	11,793	192,462
Lululemon Athletica, Inc. (a)	3,891	1,060,725
NIKE, Inc. Class B	50,308	5,141,478
Ralph Lauren Corp.	2,408	215,877
Tapestry, Inc.	9,059	276,481
VF Corp.	12,115	535,119
		7,719,950
THRIFTS & MORTGAGE FINANCE — 0.4%
Rocket Cos., Inc. Class A	74,201	546,120
UWM Holdings Corp. (c)	54,621	193,358
		739,478
TRADING COMPANIES & DISTRIBUTORS — 0.6%
W.W. Grainger, Inc.	1,773	805,704
Watsco, Inc.	1,286	307,123
		1,112,827
WATER UTILITIES — 0.2%
Essential Utilities, Inc.	10,378	475,831
TOTAL COMMON STOCKS (Cost $248,946,699)		202,005,686
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (d) (e)	565,952	565,896

See accompanying notes to financial statements.
118

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	2,005,281	$ 2,005,281
TOTAL SHORT-TERM INVESTMENTS (Cost $2,571,178)		2,571,177
TOTAL INVESTMENTS — 100.8% (Cost $251,517,877)		204,576,863
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(1,711,997)
NET ASSETS — 100.0%		$ 202,864,866
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at June 30, 2022.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2022, open futures contracts purchasedwere as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	3	09/16/2022	$566,866	$568,419	$1,553

During the period ended June 30, 2022, average notional value related to futures contracts was $260,928.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$202,005,686	$—	$—	$202,005,686
Short-Term Investments	2,571,177	—	—	2,571,177
TOTAL INVESTMENTS	$204,576,863	$—	$—	$204,576,863
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$ 1,553	$—	$—	$ 1,553
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 1,553	$—	$—	$ 1,553
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$204,578,416	$—	$—	$204,578,416
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
119

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	91,032	$ 91,059	$ 6,021,959	$ 5,547,053	$(68)	$ (1)	565,952	$ 565,896	$ 1,021
State Street Navigator Securities Lending Portfolio II	472,848	472,848	30,786,990	29,254,557	—	—	2,005,281	2,005,281	18,242
Total		$563,907	$36,808,949	$34,801,610	$(68)	$ (1)		$2,571,177	$19,263
See accompanying notes to financial statements.
120

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
PREFERRED STOCKS — 99.0%
BANKS — 42.4%
Bank of America Corp.:
3 Month USD LIBOR + 0.50%, 4.00%, 2/21/2166 (a) (b)	$ 91,426	$ 1,793,778
3 Month USD LIBOR + 0.65%, 3.00%, 2/28/2166 (b)	64,423	1,184,095
3 Month USD LIBOR + 0.35%, 4.00%, 2/15/2166 (a) (b)	68,777	1,341,839
6.00%, 5/16/2023	296,467	7,473,933
5.88%, 7/24/2023 (a)	187,348	4,627,496
3 Month USD LIBOR + 1.33%, 6.45%, 12/15/2066 (a) (b)	230,587	5,935,309
5.38%, 12/26/2167 (a)	306,903	7,037,286
5.00%, 12/17/2167 (a)	287,687	6,124,856
4.38%, 11/3/2025 (a)	241,315	4,606,703
4.13%, 2/2/2026 (a)	200,730	3,731,571
4.25%, 12/31/2049	285,490	5,281,565
4.75%, 2/17/2027 (a)	151,755	3,135,258
Citigroup Capital XIII 3 Month USD LIBOR + 6.37% 7.61%, 10/30/2040 (b)	1,340,737	35,931,752
Fifth Third Bancorp:
3 Month USD LIBOR + 3.71%, 6.63%, 12/31/2023 (a) (b)	268,410	6,766,616
4.95%, 12/31/2168	149,263	3,361,403
First Republic Bank:
5.50%, 6/30/2023 (a)	179,117	4,137,603
4.70%, 1/30/2168 (a)	235,840	4,589,446
4.13%, 10/30/2025	298,538	5,224,415
4.25%, 3/30/2026	445,861	7,918,491
4.00%, 12/31/2049 (a)	447,356	7,658,735
4.50%, 12/31/2049 (a)	441,382	8,165,567
Huntington Bancshares, Inc. 4.50%, 4/26/2026	296,500	5,532,690
JPMorgan Chase & Co.:
5.75%, 12/1/2023 (a)	416,425	10,373,147
6.00%, 3/1/2024 (a)	454,167	11,599,425
4.75%, 3/2/2168 (a)	220,944	4,717,154
4.55%, 6/1/2026	368,249	7,225,045
4.63%, 6/1/2026	454,167	9,019,757
4.20%, 12/31/2049	490,986	9,102,880
KeyCorp:
3 Month USD LIBOR + 3.89%, 6.13%, 12/15/2026 (a) (b)	298,233	7,506,525
5.65%, 12/15/2023 (a)	252,116	5,929,768
5.63%, 9/15/2167 (a)	268,410	6,570,677
Security Description	Shares	Value
Morgan Stanley:
3 Month USD LIBOR + 0.70%, 4.00%, 12/31/2049 (a) (b)	$ 374,059	$ 7,148,268
3 Month USD LIBOR + 3.94%, 6.88%, 1/15/2024 (b)	289,045	7,445,799
3 Month USD LIBOR + 3.71%, 6.38%, 10/15/2024 (b)	340,053	8,616,943
3 Month USD LIBOR + 4.32%, 7.13%, 10/15/2023 (a) (b)	293,296	7,693,154
3 Month USD LIBOR + 3.49%, 5.85%, 4/15/2027 (a) (b)	340,053	8,409,511
4.88%, 1/15/2025 (a)	174,162	3,643,469
4.25%, 12/31/2049 (a)	442,069	7,983,766
Northern Trust Corp. 4.70%, 4/1/2168 (a)	238,832	5,170,713
PNC Financial Services Group, Inc. 3 Month USD LIBOR + 4.07% 5.35%, 8/1/2022 (b)	895,417	22,707,775
Regions Financial Corp.:
3 Month USD LIBOR + 3.54%, 6.38%, 9/15/2024 (b)	298,233	7,548,277
3 Month USD LIBOR + 3.15%, 5.70%, 5/15/2029 (a) (b)	298,233	6,957,776
4.45%, 6/15/2026	238,832	4,406,450
State Street Corp.:
3 Month USD LIBOR + 3.11%, 5.90%, 3/15/2024 (a) (b) (c)	447,356	11,125,744
3 Month USD LIBOR + 3.71%, 5.35%, 3/15/2026 (b) (c)	298,233	7,426,002
SVB Financial Group 5.25%, 2/15/2168	228,328	5,153,363
Truist Financial Corp.:
5.25%, 6/1/2025 (a)	342,979	7,830,108
4.75%, 9/1/2025 (a)	551,738	11,045,795
US Bancorp:
3 Month USD LIBOR + 0.60%, 3.50%, 12/31/2049 (a) (b)	596,469	11,559,569
5.50%, 10/15/2023 (a)	342,979	8,368,688
3.75%, 1/15/2026 (a)	298,538	5,159,841
4.00%, 4/15/2026 (a)	447,356	8,302,927
4.50%, 4/15/2027 (a)	268,625	5,442,343
Wells Fargo & Co.:
3 Month USD LIBOR + 3.69%, 6.63%, 3/15/2024 (b)	241,414	6,240,552

See accompanying notes to financial statements.
121

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
3 Month USD LIBOR + 3.09%, 5.85%, 9/15/2023 (b)	$ 495,759	$ 11,769,319
5.63%, 9/15/2022 (a)	198,303	4,713,662
4.75%, 3/15/2025	578,381	11,249,510
4.70%, 12/15/2025 (a)	336,255	6,499,809
4.38%, 3/15/2026 (a)	301,766	5,434,806
4.25%, 12/31/2049	359,242	6,315,474
		444,974,198
DIVERSIFIED FINANCIAL SERVICES — 8.9%
Affiliated Managers Group, Inc.:
5.88%, 3/30/2059	179,117	4,270,149
4.75%, 9/30/2060	164,196	3,246,155
Apollo Asset Management, Inc.:
6.38%, 8/1/2022 (a)	164,196	3,950,556
6.38%, 3/15/2023	179,117	4,481,507
Brookfield Finance, Inc. 4.63%, 10/16/2080	238,832	4,143,090
Capital One Financial Corp.:
5.00%, 1/12/2167 (a)	895,417	18,132,194
4.80%, 6/1/2025 (a)	745,585	14,441,982
4.38%, 9/1/2026 (a)	402,621	7,138,470
4.25%, 12/31/2049	253,752	4,471,110
Carlyle Finance LLC 4.63%, 5/15/2061	296,481	5,372,236
Charles Schwab Corp.:
5.95%, 12/31/2049	447,356	11,161,532
4.45%, 12/31/2049 (a)	357,885	7,315,170
KKR Group Finance Co. IX LLC 4.63%, 4/1/2061	296,556	5,530,770
		93,654,921
ELECTRIC — 12.5%
Alabama Power Co. 5.00%, 10/1/2022 (a)	149,263	3,680,826
BIP Bermuda Holdings I, Ltd. 5.13%, 6/21/2027 (a)	179,117	3,825,939
Brookfield BRP Holdings Canada, Inc. 4.88%, 12/31/2049	155,239	2,699,606
Brookfield BRP Holdings, Inc. 4.63%, 4/30/2026	208,968	3,558,725
Brookfield Infrastructure Finance ULC 5.00%, 5/24/2081	149,263	2,727,035
CMS Energy Corp.:
5.88%, 10/15/2078	167,179	3,898,614
5.88%, 3/1/2079	375,782	8,951,127
DTE Energy Co.:
5.25%, 12/1/2077	238,832	5,684,202
4.38%, 12/1/2081	167,179	3,173,057
Duke Energy Corp.:
5.63%, 9/15/2078	298,233	7,515,472
Security Description	Shares	Value
5.75%, 9/16/2167	$ 596,469	$ 15,036,983
Entergy Arkansas LLC 4.88%, 9/1/2066	244,747	5,935,115
Entergy Louisiana LLC 4.88%, 9/1/2066	161,209	3,904,482
Entergy Mississippi LLC 4.90%, 10/1/2066	155,239	3,806,460
Georgia Power Co. 5.00%, 10/1/2077 (a)	161,209	3,951,233
National Rural Utilities Cooperative Finance Corp. 5.50%, 5/15/2064	149,263	3,585,297
NextEra Energy Capital Holdings, Inc. 5.65%, 3/1/2079	410,079	10,321,688
Sempra Energy 5.75%, 7/1/2079	451,819	10,667,447
Southern Co.:
5.25%, 12/1/2077 (a)	266,996	6,279,746
4.95%, 1/30/2080 (a)	596,469	13,034,637
4.20%, 10/15/2060	447,356	8,522,132
		130,759,823
GAS — 1.1%
NiSource, Inc. 5 Year CMT + 3.63% 6.50%, 12/16/2167 (b)	298,233	7,783,881
Spire, Inc. 5.90%, 8/15/2167 (a)	149,263	3,668,885
		11,452,766
INSURANCE — 21.5%
AEGON Funding Co. LLC 5.10%, 12/15/2049	551,738	11,586,498
Allstate Corp.:
3 Month USD LIBOR + 3.17%, 5.10%, 1/15/2053 (a) (b)	298,233	7,184,433
5.63%, 4/15/2023 (a)	342,979	8,492,160
5.10%, 10/15/2168 (a)	685,945	15,337,730
4.75%, 1/15/2169	179,117	3,894,899
Arch Capital Group, Ltd.:
5.45%, 8/17/2022 (a)	197,034	4,502,227
4.55%, 8/15/2025	296,490	5,707,433
Assurant, Inc. 5.25%, 1/15/2061	149,224	3,320,234
Athene Holding, Ltd.:
3 month USD LIBOR + 4.25%, 6.35%, 9/30/2167 (b)	514,456	12,650,473
5.63%, 12/30/2168 (a)	205,978	4,490,320
5 Year CMT + 5.97%, 6.38%, 6/30/2025 (a) (b)	357,885	9,090,279
4.88%, 12/30/2025 (a)	341,275	6,252,158
Axis Capital Holdings, Ltd. 5.50%, 8/1/2022	328,046	7,177,647
Brighthouse Financial, Inc.:
6.25%, 9/15/2058	223,900	5,548,242

See accompanying notes to financial statements.
122

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
6.60%, 6/25/2168	$ 252,128	$ 6,071,242
6.75%, 6/30/2025	238,742	5,789,494
5.38%, 12/25/2025	342,979	6,612,635
4.63%, 12/31/2049 (a)	208,968	3,531,559
Equitable Holdings, Inc.:
5.25%, 12/15/2024	477,178	10,068,456
4.30%, 3/15/2026 (a)	179,117	3,207,985
Globe Life, Inc. 4.25%, 6/15/2061 (a)	194,049	3,714,098
Hartford Financial Services Group, Inc. 6.00%, 11/15/2023 (a)	205,978	5,244,200
MetLife, Inc.:
3 Month USD LIBOR + 1.00%, 4.00%, 12/31/2049 (b)	357,885	7,773,262
5.63%, 6/15/2023 (a)	480,159	12,234,451
4.75%, 3/15/2025 (a)	596,469	13,420,553
Prudential Financial, Inc.:
5.63%, 8/15/2058 (a)	337,006	8,448,740
4.13%, 9/1/2060 (a)	298,472	6,130,615
Reinsurance Group of America, Inc.:
3 Month USD LIBOR + 4.37%, 6.20%, 9/15/2042 (a) (b)	238,778	6,024,369
3 Month USD LIBOR + 4.04%, 5.75%, 6/15/2056 (a) (b)	238,778	5,998,103
RenaissanceRe Holdings, Ltd.:
5.75%, 6/30/2023 (a)	149,263	3,449,468
4.20%, 12/31/2049	298,538	5,323,411
Voya Financial, Inc. 5 Year CMT + 3.21% 5.35%, 9/15/2167 (a) (b)	179,117	4,078,494
WR Berkley Corp. 5.10%, 12/30/2059 (a)	179,117	3,788,325
		226,144,193
PIPELINES — 0.8%
Enbridge, Inc. 3 Month USD LIBOR + 3.59% 6.38%, 4/15/2078 (b)	357,885	8,864,811
REAL ESTATE INVESTMENT TRUSTS — 5.9%
Digital Realty Trust, Inc. 5.20%, 12/31/2168	205,978	4,900,217
Hudson Pacific Properties, Inc. 4.75%, 12/31/2049	253,752	4,833,975
Kimco Realty Corp. 5.25%, 12/20/2022 (a)	157,922	3,771,967
PS Business Parks, Inc. 4.88%, 12/30/2168 (a)	194,049	3,440,489
Security Description	Shares	Value
Public Storage:
5.15%, 8/1/2022	$ 167,179	$ 4,064,121
5.05%, 8/9/2022	179,117	4,291,643
5.60%, 3/11/2024 (a)	170,155	4,296,414
4.88%, 12/31/2167 (a)	188,825	4,310,875
4.70%, 3/31/2168 (a)	154,484	3,411,007
4.63%, 6/17/2025 (a)	337,006	7,410,762
3.88%, 10/6/2025	168,677	3,058,114
4.00%, 6/12/2026	360,119	6,579,374
4.00%, 12/31/2049 (a)	259,722	4,703,565
4.10%, 1/13/2027 (a)	149,266	2,862,922
		61,935,445
SAVINGS & LOANS — 0.3%
Washington Federal, Inc. 4.88%, 4/15/2026 (a)	179,117	3,263,512
SOVEREIGN — 0.4%
Tennessee Valley Authority 30 Year CMT + 0.94% 2.13%, 6/1/2028 (b)	152,851	3,662,310
TELECOMMUNICATIONS — 5.2%
AT&T, Inc.:
5.35%, 11/1/2066 (a)	789,459	19,460,164
5.63%, 8/1/2067	492,089	12,366,197
Qwest Corp.:
6.50%, 9/1/2056	583,049	13,427,618
6.75%, 6/15/2057	393,668	9,463,779
		54,717,758
TOTAL PREFERRED STOCKS (Cost $1,227,743,390)		1,039,429,737
SHORT-TERM INVESTMENTS — 9.5%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (d) (e)	7,520,438	7,519,686
State Street Navigator Securities Lending Portfolio II (c) (f)	91,699,346	91,699,346
TOTAL SHORT-TERM INVESTMENTS (Cost $99,219,219)		99,219,032
TOTAL INVESTMENTS — 108.5% (Cost $1,326,962,609)		1,138,648,769
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.5)%		(88,817,022)
NET ASSETS — 100.0%		$ 1,049,831,747

See accompanying notes to financial statements.
123

SPDR ICE PREFERRED SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

(a)	All or a portion of the shares of the security are on loan at June 30, 2022.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2022.
(f)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$1,039,429,737	$—	$—	$1,039,429,737
Short-Term Investments	99,219,032	—	—	99,219,032
TOTAL INVESTMENTS	$1,138,648,769	$—	$—	$1,138,648,769

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
Apollo Asset Management, Inc.	—	$ —	$ 11,189,057	$ 2,158,086	$ (20,424)	$ (578,484)	343,313	$ 8,432,063	$ 282,514
Athene Holding, Ltd.	1,552,586	43,419,201	10,006,278	13,155,236	4,326	(7,791,339)	1,419,594	32,483,230	2,258,028
Bank of America Corp.	2,421,229	64,993,373	22,192,722	27,840,223	(1,247,870)	(11,759,622)	2,182,321	46,338,380	2,924,720
Brighthouse Financial, Inc.	913,957	25,589,590	13,365,128	9,835,711	(345,506)	(6,768,571)	1,042,817	22,004,930	1,527,071
Capital One Financial Corp.	2,821,409	74,345,998	28,968,044	41,062,684	(1,311,042)	(16,756,561)	2,297,375	44,183,755	3,250,328
First Republic Bank	1,265,854	33,863,354	36,115,130	15,076,366	(1,361,265)	(15,846,596)	2,048,094	37,694,257	2,001,556
Morgan Stanley	2,601,780	73,097,410	25,005,999	34,592,889	(1,436,212)	(11,133,399)	2,252,737	50,940,909	3,468,258
Public Storage	2,323,417	61,675,381	29,946,714	33,830,002	(1,131,727)	(11,671,569)	2,134,550	44,988,797	2,572,006
State Street Corp.	814,577	23,806,828	5,414,730	7,083,611	(80,327)	(3,505,874)	745,589	18,551,746	1,151,642
State Street Institutional Liquid Reserves Fund, Premier Class	65,923,522	65,943,299	261,707,364	320,124,426	(6,364)	(187)	7,520,438	7,519,686	12,206
State Street Navigator Securities Lending Portfolio II	128,329,545	128,329,545	439,162,905	475,793,104	—	—	91,699,346	91,699,346	1,273,431
US Bancorp	2,557,773	66,183,925	20,069,638	34,692,012	(2,278,024)	(10,450,159)	1,953,967	38,833,368	2,560,263
Vornado Realty Trust	794,703	21,018,858	3,292,697	20,014,107	(3,620,452)	—*	—	—*	683,231
Wells Fargo & Co.	2,793,213	73,951,809	32,985,201	39,435,776	(1,276,034)	(14,002,068)	2,511,120	52,223,132	3,431,849
Total		$756,218,571	$939,421,607	$1,074,694,233	$(14,110,921)	$(110,264,429)		$495,893,599	$27,397,103
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended June 30, 2022.
*	As of June 30, 2022, no longer an affiliate.
See accompanying notes to financial statements.
124

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125

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2022

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactorsSM ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 125,949,972	$ 95,362,015	$812,788,247
Investments in affiliated issuers, at value	10,786,965	1,270,806	1,364,984
Total Investments	136,736,937	96,632,821	814,153,231
Foreign currency, at value	—	219,793	—
Net cash at broker	—	29,974	—
Cash	248	35,095	7
Receivable from broker — accumulated variation margin on futures contracts	—	1,685	—
Receivable for investments sold	—	412	—
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers	24,586	293,058	627,816
Dividends receivable — affiliated issuers	148	188	5,807
Securities lending income receivable — unaffiliated issuers	2,231	91	23
Securities lending income receivable — affiliated issuers	41,984	265	731
Receivable for foreign taxes recoverable	—	69,629	—
TOTAL ASSETS	136,806,134	97,283,011	814,787,615
LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	10,604,316	1,204,785	297,165
Payable for investments purchased	—	—	—
Payable for fund shares repurchased	1,161	—	—
Deferred foreign taxes payable	—	26,409	—
Advisory fee payable	49,245	41,799	102,592
Trustees’ fees and expenses payable	180	22	225
TOTAL LIABILITIES	10,654,902	1,273,015	399,982
NET ASSETS	$ 126,151,232	$ 96,009,996	$814,387,633
NET ASSETS CONSIST OF:
Paid-in Capital	$ 286,206,122	$100,129,877	$842,905,265
Total distributable earnings (loss)**	(160,054,890)	(4,119,881)	(28,517,632)
NET ASSETS	$ 126,151,232	$ 96,009,996	$814,387,633
NET ASSET VALUE PER SHARE
Net asset value per share	$ 107.82	$ 95.97	$ 108.01
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,170,000	1,000,464	7,540,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 250,486,354	$ 87,585,843	$804,742,180
Investments in affiliated issuers	10,786,965	1,270,806	1,458,794
Total cost of investments	$ 261,273,319	$ 88,856,649	$806,200,974
Foreign currency, at cost	$ —	$ 220,858	$ —
* Includes investments in securities on loan, at value	$ 14,930,415	$ 2,009,721	$ 337,138
** Includes deferred foreign taxes	$ —	$ 26,409	$ —
See accompanying notes to financial statements.
126

SPDR NYSE Technology ETF	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

$ 383,472,013	$1,159,044,807	$ 87,714,475	$ 384,018,291	$ 89,582,471	$ 541,809,100
—	3,299,446	4,594,269	21,866,829	8,791,843	11,671,972
383,472,013	1,162,344,253	92,308,744	405,885,120	98,374,314	553,481,072
—	—	—	—	—	—
—	77,764	—	—	—	—
—	7	1	—	96,237	—
—	21,862	—	—	—	—
712,434	—	—	—	—	—
—	—	—	487	—	—
96,978	896,771	61,696	118,473	24,242	449,332
475	2,467	259	1,217	120	837
108	34	206	11,684	898	341
213	—	1,791	35,364	2,814	890
21,081	—	—	—	—	—
384,303,302	1,163,343,158	92,372,697	406,052,345	98,498,625	553,932,472

343,679	—	—	8,145,821	—	182
—	2,313	2,984,921	13,512,232	7,377,998	10,706,454
—	1,199,770	—	—	1,399,552	—
—	24,711	—	—	—	15,502
—	—	—	—	—	—
118,359	197,282	27,963	113,305	26,130	138,641
153	249	46	229	32	139
462,191	1,424,325	3,012,930	21,771,587	8,803,712	10,860,918
$ 383,841,111	$1,161,918,833	$ 89,359,767	$ 384,280,758	$ 89,694,913	$ 543,071,554

$ 530,044,410	$ 1,126,611,815	$178,724,762	$ 661,904,876	$177,266,991	$ 717,742,915
(146,203,299)	35,307,018	(89,364,995)	(277,624,118)	(87,572,078)	(174,671,361)
$ 383,841,111	$1,161,918,833	$ 89,359,767	$ 384,280,758	$ 89,694,913	$ 543,071,554

$ 103.04	$ 92.22	$ 72.95	$ 84.92	$ 82.29	$ 37.84
3,725,012	12,600,000	1,225,000	4,525,000	1,090,000	14,350,000

$ 462,104,409	$ 1,112,488,882	$125,586,010	$ 496,914,029	$121,570,153	$ 602,254,202
—	3,533,067	5,264,656	21,867,643	8,791,843	11,671,989
$ 462,104,409	$ 1,116,021,949	$130,850,666	$ 518,781,672	$130,361,996	$ 613,926,191
$ —	$ —	$ —	$ —	$ —	$ —
$ —	$ 237,244	$ 3,627,774	$ 27,289,837	$ 14,997,130	$ 10,308,009
$ —	$ —	$ —	$ —	$ —	$ —
127

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2022

	SPDR S&P Internet ETF	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 26,256,878	$ 1,762,866,121	$ 230,531,760
Investments in affiliated issuers, at value	2,550,235	321,295,729	3,315,917
Total Investments	28,807,113	2,084,161,850	233,847,677
Cash	—	221	4,965
Receivable for investments sold	—	—	19,473
Receivable for fund shares sold	—	—	1,176
Dividends receivable — unaffiliated issuers	—	1,794,843	103,939
Dividends receivable — affiliated issuers	28	6,083	324
Interest receivable — unaffiliated issuers	—	—	—
Securities lending income receivable — unaffiliated issuers	263	17,411	173
Securities lending income receivable — affiliated issuers	931	14,538	433
Due from broker	—	—	—
TOTAL ASSETS	28,808,335	2,085,994,946	233,978,160
LIABILITIES
Payable upon return of securities loaned	2,539,837	86,773,566	3,044,601
Payable for investments purchased	—	—	—
Payable for fund shares repurchased	—	22,709	—
Advisory fee payable	7,554	740,648	90,522
Trustees’ fees and expenses payable	20	291	28
TOTAL LIABILITIES	2,547,411	87,537,214	3,135,151
NET ASSETS	$ 26,260,924	$ 1,998,457,732	$ 230,843,009
NET ASSETS CONSIST OF:
Paid-in Capital	$ 69,418,759	$ 4,150,224,418	$ 876,445,276
Total distributable earnings (loss)	(43,157,835)	(2,151,766,686)	(645,602,267)
NET ASSETS	$ 26,260,924	$ 1,998,457,732	$ 230,843,009
NET ASSET VALUE PER SHARE
Net asset value per share	$ 75.03	$ 43.44	$ 59.73
Shares outstanding (unlimited amount authorized, $0.01 par value)	350,000	46,000,230	3,865,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 49,446,470	$ 2,210,598,770	$ 273,620,098
Investments in affiliated issuers	2,550,237	493,105,114	3,315,914
Total cost of investments	$ 51,996,707	$ 2,703,703,884	$ 276,936,012
* Includes investments in securities on loan, at value	$ 3,261,664	$ 192,431,799	$ 2,872,074
See accompanying notes to financial statements.
128

SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Telecom ETF	SPDR S&P Transportation ETF

$ 205,488,993	$ 377,570,002	$ 932,026,358	$ 209,667,639	$ 54,393,731	$ 503,002,868
5,321,761	28,813,697	48,737,847	19,977,390	2,261,266	25,932,259
210,810,754	406,383,699	980,764,205	229,645,029	56,654,997	528,935,127
—	456,177	360	191	—	—
—	—	—	—	—	—
527	—	—	—	—	—
125,834	227,255	176,226	18,388	7,064	183,701
—	408	1,133	99	131	1,181
—	—	—	—	131	—
—	4,262	49,746	4,432	631	15,045
186,063	131,473	529,066	8,893	475	83,194
—	477,461	—	—	—	—
211,123,178	407,680,735	981,520,736	229,677,032	56,663,429	529,218,248

5,141,614	28,813,697	47,719,371	19,776,617	2,190,959	25,267,386
—	564,916	—	—	—	—
—	8,831	462	—	—	—
52,939	108,581	299,934	63,369	16,160	157,334
58	501	262	219	17	140
5,194,611	29,496,526	48,020,029	19,840,205	2,207,136	25,424,860
$ 205,928,567	$ 378,184,209	$ 933,500,707	$ 209,836,827	$ 54,456,293	$ 503,793,388

$ 615,845,642	$1,043,567,908	$1,367,671,413	$ 390,123,437	$107,920,197	$ 814,288,449
(409,917,075)	(665,383,699)	(434,170,706)	(180,286,610)	(53,463,904)	(310,495,061)
$ 205,928,567	$ 378,184,209	$ 933,500,707	$ 209,836,827	$ 54,456,293	$ 503,793,388

$ 42.02	$ 58.18	$ 151.79	$ 111.02	$ 77.79	$ 67.81
4,900,270	6,500,226	6,150,000	1,890,000	700,000	7,430,000

$ 231,752,132	$ 497,250,438	$1,227,870,617	$ 342,373,786	$ 69,642,235	$ 680,843,927
5,321,761	28,813,697	48,737,843	19,977,399	2,261,269	25,932,259
$ 237,073,893	$ 526,064,135	$1,276,608,460	$ 362,351,185	$ 71,903,504	$ 706,776,186
$ 16,571,618	$ 44,046,962	$ 50,466,862	$ 29,406,030	$ 5,258,132	$ 34,325,133
129

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2022

	SPDR SSGA Gender Diversity Index ETF	SPDR ICE Preferred Securities ETF
ASSETS
Investments in unaffiliated issuers, at value*	$202,005,686	$ 642,755,170
Investments in affiliated issuers, at value	2,571,177	495,893,599
Total Investments	204,576,863	1,138,648,769
Net cash at broker	28,340	—
Cash	41	185,898
Receivable from broker — accumulated variation margin on futures contracts	1,559	—
Receivable for investments sold	—	3,875,069
Dividends receivable — unaffiliated issuers	290,908	2,901,115
Dividends receivable — affiliated issuers	517	4,821
Securities lending income receivable — unaffiliated issuers	3,423	57,060
Securities lending income receivable — affiliated issuers	3,213	234,237
TOTAL ASSETS	204,904,864	1,145,906,969
LIABILITIES
Payable upon return of securities loaned	2,005,281	91,699,346
Payable for investments purchased	—	3,984,866
Advisory fee payable	34,659	390,672
Trustees’ fees and expenses payable	58	338
TOTAL LIABILITIES	2,039,998	96,075,222
NET ASSETS	$202,864,866	$1,049,831,747
NET ASSETS CONSIST OF:
Paid-in Capital	$272,909,417	$1,336,615,105
Total distributable earnings (loss)	(70,044,551)	(286,783,358)
NET ASSETS	$202,864,866	$1,049,831,747
NET ASSET VALUE PER SHARE
Net asset value per share	$ 75.84	$ 35.83
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,675,000	29,300,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$248,946,699	$ 740,586,365
Investments in affiliated issuers	2,571,178	586,376,244
Total cost of investments	$251,517,877	$1,326,962,609
* Includes investments in securities on loan, at value	$ 2,407,362	$ 100,249,848
See accompanying notes to financial statements.
130

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131

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2022

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactorsSM ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 303,768	$ 3,756,743	$ 15,152,981
Dividend income — affiliated issuers	507	281	19,317
Unaffiliated securities lending income	19,428	2,262	1,978
Affiliated securities lending income	110,197	5,112	2,263
Foreign taxes withheld	—	(214,869)	(5,099)
TOTAL INVESTMENT INCOME (LOSS)	433,900	3,549,529	15,171,440
EXPENSES
Advisory fee	1,147,608	505,415	1,447,433
Trustees’ fees and expenses	3,151	913	9,248
Miscellaneous expenses	147	56	533
TOTAL EXPENSES	1,150,906	506,384	1,457,214
NET INVESTMENT INCOME (LOSS)	$ (717,006)	$ 3,043,145	$ 13,714,226
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(29,956,888)	(905,669)	(7,355,087)
Investments — affiliated issuers	(456)	—	(426)
In-kind redemptions — unaffiliated issuers	31,849,955	—	78,699,690
In-kind redemptions — affiliated issuers	—	—	32,095
Foreign currency transactions	—	(33,273)	4
Futures contracts	—	(90,726)	—
Net realized gain (loss)	1,892,611	(1,029,668)	71,376,276
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(157,173,218)	(13,617,311)	(156,740,918)
Investments — affiliated issuers	(35)	—	(179,546)
Foreign currency translations	—	(11,522)	—
Futures contracts	—	4,903	—
Net change in unrealized appreciation/depreciation	(157,173,253)	(13,623,930)	(156,920,464)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(155,280,642)	(14,653,598)	(85,544,188)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(155,997,648)	$ (11,610,453)	$ (71,829,962)
** Includes foreign deferred taxes	$ —	$ (8,513)	$ —
See accompanying notes to financial statements.
132

SPDR NYSE Technology ETF	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

$ 5,170,640	$ 17,289,054	$ 4,164,112	$ 1,123,919	$ 674,795	$ 10,580,158
1,062	33,818	91,021	2,120	306	1,836
390	1,091	3,425	330,295	15,522	4,298
5,335	363	36,335	559,340	41,529	48,916
(92,211)	(4,045)	—	—	—	—
5,085,216	17,320,281	4,294,893	2,015,674	732,152	10,635,208

2,208,364	2,543,956	680,210	2,243,322	501,177	1,699,383
6,605	11,883	1,828	6,918	1,538	4,235
358	698	113	362	81	262
2,215,327	2,556,537	682,151	2,250,602	502,796	1,703,880
$ 2,869,889	$ 14,763,744	$ 3,612,742	$ (234,928)	$ 229,356	$ 8,931,328

(37,613,977)	(1,673,306)	(5,129,269)	(53,647,171)	(7,985,639)	(28,498,139)
(207)	(2,349)	(50,014)	(796)	(35)	(296)
95,350,230	62,497,013	(359,517)	47,262,947	25,220,302	57,737,228
—	29,758	179,164	—	—	—
—	—	—	—	—	—
—	(77,449)	—	—	—	—
57,736,046	60,773,667	(5,359,636)	(6,385,020)	17,234,628	29,238,793

(290,607,683)	(242,394,114)	(51,850,624)	(230,957,505)	(61,552,974)	(44,334,955)
(74)	(330,497)	(719,754)	(817)	(70)	(36)
—	—	—	—	—	—
—	21,838	—	—	—	—
(290,607,757)	(242,702,773)	(52,570,378)	(230,958,322)	(61,553,044)	(44,334,991)
(232,871,711)	(181,929,106)	(57,930,014)	(237,343,342)	(44,318,416)	(15,096,198)
$(230,001,822)	$(167,165,362)	$(54,317,272)	$(237,578,270)	$(44,089,060)	$ (6,164,870)
$ —	$ —	$ —	$ —	$ —	$ —
133

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2022

	SPDR S&P Internet ETF	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 165,644	$ 20,669,180	$ 1,209,376
Dividend income — affiliated issuers	46	7,799,252	595
Unaffiliated securities lending income	4,068	172,650	777
Affiliated securities lending income	8,679	170,821	8,634
Foreign taxes withheld	—	—	(1,690)
TOTAL INVESTMENT INCOME (LOSS)	178,437	28,811,903	1,217,692
EXPENSES
Advisory fee	156,786	8,046,945	743,065
Trustees’ fees and expenses	546	20,152	1,632
Miscellaneous expenses	26	1,233	107
TOTAL EXPENSES	157,358	8,068,330	744,804
NET INVESTMENT INCOME (LOSS)	$ 21,079	$ 20,743,573	$ 472,888
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(7,801,817)	(420,567,572)	(24,280,285)
Investments — affiliated issuers	(24)	247,144,602	(80)
In-kind redemptions — unaffiliated issuers	2,596,780	704,659,042	29,695,412
Net realized gain (loss)	(5,205,061)	531,236,072	5,415,047
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(28,820,184)	(485,407,540)	(32,542,356)
Investments — affiliated issuers	(2)	(159,799,178)	3
Net change in unrealized appreciation/depreciation	(28,820,186)	(645,206,718)	(32,542,353)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(34,025,247)	(113,970,646)	(27,127,306)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(34,004,168)	$ (93,227,073)	$(26,654,418)
See accompanying notes to financial statements.
134

SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Telecom ETF

$ 2,588,945	$ 10,304,122	$ 6,332,600	$ 2,038,953	$ 1,209,500
791	1,146	3,013	569	275
52,627	88,769	140,342	57,911	16,368
780,932	802,457	1,156,815	150,375	30,667
—	—	(70,574)	—	—
3,423,295	11,196,494	7,562,196	2,247,808	1,256,810

767,406	2,639,851	4,302,180	1,499,754	268,939
2,226	8,649	11,589	5,041	791
121	428	686	240	42
769,753	2,648,928	4,314,455	1,505,035	269,772
$ 2,653,542	$ 8,547,566	$ 3,247,741	$ 742,773	$ 987,038

(54,256,015)	(56,926,953)	(33,856,002)	(29,026,509)	(6,396,264)
(82)	(82)	(42,458,114)	(121)	43
41,497,045	(193,300,570)	170,337,353	43,083,301	4,546,891
(12,759,052)	(250,227,605)	94,023,237	14,056,671	(1,849,330)

(32,095,779)	(107,859,707)	(421,774,635)	(152,751,361)	(18,610,375)
(1)	—	—	(32)	(28)
(32,095,780)	(107,859,707)	(421,774,635)	(152,751,393)	(18,610,403)
(44,854,832)	(358,087,312)	(327,751,398)	(138,694,722)	(20,459,733)
$(42,201,290)	$(349,539,746)	$(324,503,657)	$(137,951,949)	$(19,472,695)
135

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2022

	SPDR S&P Transportation ETF	SPDR SSGA Gender Diversity Index ETF	SPDR ICE Preferred Securities ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 5,721,052	$ 3,411,168	$ 42,177,461
Dividend income — affiliated issuers	2,432	1,021	26,123,672
Unaffiliated securities lending income	77,272	5,536	203,516
Affiliated securities lending income	222,118	18,242	1,273,431
Foreign taxes withheld	—	(2,926)	—
TOTAL INVESTMENT INCOME (LOSS)	6,022,874	3,433,041	69,778,080
EXPENSES
Advisory fee	2,516,666	523,905	5,957,037
Trustees’ fees and expenses	6,942	2,484	13,276
Miscellaneous expenses	420	101	738
TOTAL EXPENSES	2,524,028	526,490	5,971,051
NET INVESTMENT INCOME (LOSS)	$ 3,498,846	$ 2,906,551	$ 63,807,029
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(64,869,319)	(3,198,567)	(8,731,320)
Investments — affiliated issuers	286	(68)	(14,110,921)
In-kind redemptions — unaffiliated issuers	79,380,046	32,620,579	(5,587,120)
Futures contracts	—	(91,219)	—
Net realized gain (loss)	14,511,013	29,330,725	(28,429,361)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(198,465,909)	(101,349,272)	(122,897,489)
Investments — affiliated issuers	1	(1)	(109,428,324)
Futures contracts	—	1,553	—
Net change in unrealized appreciation/depreciation	(198,465,908)	(101,347,720)	(232,325,813)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(183,954,895)	(72,016,995)	(260,755,174)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(180,456,049)	$ (69,110,444)	$(196,948,145)
See accompanying notes to financial statements.
136

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137

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR FactSet Innovative Technology ETF		SPDR Global Dow ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (717,006)	$ (959,458)	$ 3,043,145	$ 2,010,760
Net realized gain (loss)	1,892,611	113,586,624	(1,029,668)	8,522,693
Net change in unrealized appreciation/depreciation	(157,173,253)	8,068,533	(13,623,930)	20,171,682
Net increase (decrease) in net assets resulting from operations	(155,997,648)	120,695,699	(11,610,453)	30,705,135
Net equalization credits and charges	671,204	(411,657)	(18,618)	(31,590)
Distributions to shareholders	(73,168)	(227,994)	(3,329,522)	(2,002,677)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	118,752,843	345,225,273	14,181,701	13,491,577
Cost of shares redeemed	(200,669,584)	(249,761,283)	—	(23,477,344)
Net income equalization	(671,204)	411,657	18,618	31,590
Other Capital	—	—	18,542	207
Net increase (decrease) in net assets from beneficial interest transactions	(82,587,945)	95,875,647	14,218,861	(9,953,970)
Net increase (decrease) in net assets during the period	(237,987,557)	215,931,695	(739,732)	18,716,898
Net assets at beginning of period	364,138,789	148,207,094	96,749,728	78,032,830
NET ASSETS AT END OF PERIOD	$ 126,151,232	$ 364,138,789	$ 96,009,996	$ 96,749,728
SHARES OF BENEFICIAL INTEREST:
Shares sold	690,000	1,750,000	125,000	150,000
Shares redeemed	(1,130,000)	(1,160,000)	—	(275,000)
Net increase (decrease) from share transactions	(440,000)	590,000	125,000	(125,000)
See accompanying notes to financial statements.
138

SPDR MSCI USA StrategicFactorsSM ETF		SPDR NYSE Technology ETF		SPDR S&P 500 Fossil Fuel Reserves Free ETF
Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21

$ 13,714,226	$ 14,263,917	$ 2,869,889	$ 2,105,691	$ 14,763,744	$ 10,939,751
71,376,276	95,035,184	57,736,046	158,384,981	60,773,667	55,348,814
(156,920,464)	159,600,580	(290,607,757)	100,113,478	(242,702,773)	215,952,001
(71,829,962)	268,899,681	(230,001,822)	260,604,150	(167,165,362)	282,240,566
(25,831)	(224,002)	(73,933)	(29,630)	298,458	468,621
(13,358,259)	(14,259,180)	(2,817,346)	(1,952,717)	(14,907,245)	(11,554,719)

182,794,431	415,897,466	107,441,286	337,178,541	326,826,004	433,974,746
(238,191,762)	(487,520,633)	(202,260,122)	(287,303,510)	(137,357,120)	(117,717,406)
25,831	224,002	73,933	29,630	(298,458)	(468,621)
—	—	—	—	—	—
(55,371,500)	(71,399,165)	(94,744,903)	49,904,661	189,170,426	315,788,719
(140,585,552)	183,017,334	(327,638,004)	308,526,464	7,396,277	586,943,187
954,973,185	771,955,851	711,479,115	402,952,651	1,154,522,556	567,579,369
$ 814,387,633	$ 954,973,185	$ 383,841,111	$ 711,479,115	$1,161,918,833	$1,154,522,556

1,470,000	4,000,000	650,000	2,450,000	3,010,000	4,680,000
(1,930,000)	(4,730,000)	(1,400,000)	(2,025,000)	(1,300,000)	(1,220,000)
(460,000)	(730,000)	(750,000)	425,000	1,710,000	3,460,000
139

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Capital Markets ETF		SPDR S&P Health Care Equipment ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,612,742	$ 1,165,253	$ (234,928)	$ (827,260)
Net realized gain (loss)	(5,359,636)	9,502,626	(6,385,020)	103,149,842
Net change in unrealized appreciation/depreciation	(52,570,378)	17,650,061	(230,958,322)	140,057,256
Net increase (decrease) in net assets resulting from operations	(54,317,272)	28,317,940	(237,578,270)	242,379,838
Net equalization credits and charges	617,521	(125,400)	396,833	(25,307)
Distributions to shareholders	(4,369,153)	(1,290,321)	(80,831)	—
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	291,033,191	152,981,898	95,325,217	417,629,860
Cost of shares redeemed	(260,515,203)	(84,940,359)	(283,191,139)	(363,374,532)
Net income equalization	(617,521)	125,400	(396,833)	25,307
Net increase (decrease) in net assets from beneficial interest transactions	29,900,467	68,166,939	(188,262,755)	54,280,635
Net increase (decrease) in net assets during the period	(28,168,437)	95,069,158	(425,525,023)	296,635,166
Net assets at beginning of period	117,528,204	22,459,046	809,805,781	513,170,615
NET ASSETS AT END OF PERIOD	$ 89,359,767	$ 117,528,204	$ 384,280,758	$ 809,805,781
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,875,000	2,125,000	825,000	3,675,000
Shares redeemed	(2,900,000)	(1,275,000)	(2,575,000)	(3,150,000)
Net increase (decrease) from share transactions	(25,000)	850,000	(1,750,000)	525,000
See accompanying notes to financial statements.
140

SPDR S&P Health Care Services ETF		SPDR S&P Insurance ETF		SPDR S&P Internet ETF
Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21

$ 229,356	$ 303,083	$ 8,931,328	$ 9,143,530	$ 21,079	$ 160,075
17,234,628	24,173,923	29,238,793	(103,476)	(5,205,061)	23,422,562
(61,553,044)	36,283,406	(44,334,991)	127,123,664	(28,820,186)	6,276,127
(44,089,060)	60,760,412	(6,164,870)	136,163,718	(34,004,168)	29,858,764
41,520	(251,358)	(535,793)	1,306,279	14,648	(9,468)
(277,297)	(293,524)	(8,376,046)	(10,426,986)	(25,401)	(198,352)

54,935,824	158,171,623	1,883,160,077	857,794,099	12,367,579	87,691,920
(134,741,835)	(88,470,548)	(2,015,800,697)	(857,787,753)	(23,457,495)	(70,335,012)
(41,520)	251,358	535,793	(1,306,279)	(14,648)	9,468
(79,847,531)	69,952,433	(132,104,827)	(1,299,933)	(11,104,564)	17,366,376
(124,172,368)	130,167,963	(147,181,536)	125,743,078	(45,119,485)	47,017,320
213,867,281	83,699,318	690,253,090	564,510,012	71,380,409	24,363,089
$ 89,694,913	$213,867,281	$ 543,071,554	$ 690,253,090	$ 26,260,924	$ 71,380,409

500,000	1,580,000	47,850,000	23,300,000	110,000	580,000
(1,280,000)	(940,000)	(51,400,000)	(26,050,000)	(150,000)	(430,000)
(780,000)	640,000	(3,550,000)	(2,750,000)	(40,000)	150,000
141

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Metals & Mining ETF		SPDR S&P Oil & Gas Equipment & Services ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 20,743,573	$ 11,091,889	$ 472,888	$ 783,339
Net realized gain (loss)	531,236,072	396,136,191	5,415,047	3,042,437
Net change in unrealized appreciation/depreciation	(645,206,718)	189,584,635	(32,542,353)	79,714,682
Net increase (decrease) in net assets resulting from operations	(93,227,073)	596,812,715	(26,654,418)	83,540,458
Net equalization credits and charges	(708,496)	1,115,844	46,979	(125,080)
Distributions to shareholders	(19,843,034)	(11,555,704)	(876,061)	(2,636,010)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	5,393,991,279	3,646,566,722	274,563,502	159,150,843
Cost of shares redeemed	(5,339,158,537)	(2,570,652,309)	(199,881,258)	(152,926,502)
Net income equalization	708,496	(1,115,844)	(46,979)	125,080
Other Capital	—	—	—	1,113
Net increase (decrease) in net assets from beneficial interest transactions	55,541,238	1,074,798,569	74,635,265	6,350,534
Contribution from Affiliate (Note 4)	—	—	—	—
Net increase (decrease) in net assets during the period	(58,237,365)	1,661,171,424	47,151,765	87,129,902
Net assets at beginning of period	2,056,695,097	395,523,673	183,691,244	96,561,342
NET ASSETS AT END OF PERIOD	$ 1,998,457,732	$ 2,056,695,097	$ 230,843,009	$ 183,691,244
SHARES OF BENEFICIAL INTEREST:
Shares sold	108,850,000	96,950,000	4,050,000	2,750,000
Shares redeemed	(110,650,000)	(67,800,000)	(3,150,000)	(2,700,000)
Net increase (decrease) from share transactions	(1,800,000)	29,150,000	900,000	50,000
See accompanying notes to financial statements.
142

SPDR S&P Pharmaceuticals ETF		SPDR S&P Retail ETF		SPDR S&P Semiconductor ETF
Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21

$ 2,653,542	$ 1,331,089	$ 8,547,566	$ 5,772,339	$ 3,247,741	$ 1,375,490
(12,759,052)	7,269,229	(250,227,605)	476,901,260	94,023,237	266,241,153
(32,095,780)	37,831,363	(107,859,707)	31,045,189	(421,774,635)	102,937,195
(42,201,290)	46,431,681	(349,539,746)	513,718,788	(324,503,657)	370,553,838
(43,252)	16,326	(4,786,352)	209,130	30,930	5,823
(2,929,721)	(1,370,262)	(7,176,709)	(5,748,927)	(2,987,778)	(1,298,170)

236,052,640	92,225,403	13,182,150,145	7,055,124,254	936,570,123	892,421,500
(256,710,059)	(109,012,425)	(13,501,824,840)	(6,774,374,342)	(670,670,787)	(764,996,430)
43,252	(16,326)	4,786,352	(209,130)	(30,930)	(5,823)
—	—	—	—	—	—
(20,614,167)	(16,803,348)	(314,888,343)	280,540,782	265,868,406	127,419,247
—	—	—	68,255	—	—
(65,788,430)	28,274,397	(676,391,150)	788,788,028	(61,592,099)	496,680,738
271,716,997	243,442,600	1,054,575,359	265,787,331	995,092,806	498,412,068
$ 205,928,567	$ 271,716,997	$ 378,184,209	$ 1,054,575,359	$ 933,500,707	$ 995,092,806

4,900,000	1,850,000	161,650,000	98,900,000	4,300,000	5,300,000
(5,250,000)	(2,250,000)	(166,000,000)	(94,250,000)	(3,325,000)	(4,575,000)
(350,000)	(400,000)	(4,350,000)	4,650,000	975,000	725,000
143

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Software & Services ETF		SPDR S&P Telecom ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 742,773	$ (5,297)	$ 987,038	$ 673,238
Net realized gain (loss)	14,056,671	121,569,662	(1,849,330)	14,488,286
Net change in unrealized appreciation/depreciation	(152,751,393)	13,182,895	(18,610,403)	8,458,497
Net increase (decrease) in net assets resulting from operations	(137,951,949)	134,747,260	(19,472,695)	23,620,021
Net equalization credits and charges	(99,044)	(27,341)	(17,318)	199,847
Distributions to shareholders	(639,461)	(133,866)	(1,057,495)	(868,252)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	309,989,403	545,431,671	45,273,259	194,766,258
Cost of shares redeemed	(488,037,518)	(395,504,658)	(54,662,087)	(181,984,727)
Net income equalization	99,044	27,341	17,318	(199,847)
Other Capital	2,131	—	—	—
Net increase (decrease) in net assets from beneficial interest transactions	(177,946,940)	149,954,354	(9,371,510)	12,581,684
Contribution from Affiliate (Note 4)	109,302	—	—	—
Net increase (decrease) in net assets during the period	(316,528,092)	284,540,407	(29,919,018)	35,533,300
Net assets at beginning of period	526,364,919	241,824,512	84,375,311	48,842,011
NET ASSETS AT END OF PERIOD	$ 209,836,827	$ 526,364,919	$ 54,456,293	$ 84,375,311
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,830,000	3,440,000	475,000	2,100,000
Shares redeemed	(3,010,000)	(2,540,000)	(600,000)	(1,975,000)
Net increase (decrease) from share transactions	(1,180,000)	900,000	(125,000)	125,000
See accompanying notes to financial statements.
144

SPDR S&P Transportation ETF		SPDR SSGA Gender Diversity Index ETF		SPDR ICE Preferred Securities ETF
Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21

$ 3,498,846	$ 6,126,477	$ 2,906,551	$ 1,947,993	$ 63,807,029	$ 64,667,418
14,511,013	130,892,947	29,330,725	(3,742,168)	(28,429,361)	(3,460,465)
(198,465,908)	39,072,401	(101,347,720)	64,417,110	(232,325,813)	80,184,875
(180,456,049)	176,091,825	(69,110,444)	62,622,935	(196,948,145)	141,391,828
(179,629)	1,205,515	(7,231)	111,091	1,344,104	(803,741)
(5,317,173)	(7,350,772)	(2,785,960)	(2,159,815)	(70,524,000)	(67,474,480)

895,342,793	674,953,467	158,913,926	89,843,899	162,084,165	555,391,077
(778,163,797)	(451,028,914)	(127,838,013)	(27,364,629)	(331,775,206)	(263,828,902)
179,629	(1,205,515)	7,231	(111,091)	(1,344,104)	803,741
—	—	—	—	—	—
117,358,625	222,719,038	31,083,144	62,368,179	(171,035,145)	292,365,916
—	—	—	—	—	—
(68,594,226)	392,665,606	(40,820,491)	122,942,390	(437,163,186)	365,479,523
572,387,614	179,722,008	243,685,357	120,742,967	1,486,994,933	1,121,515,410
$ 503,793,388	$ 572,387,614	$ 202,864,866	$243,685,357	$1,049,831,747	$1,486,994,933

10,010,000	8,800,000	1,550,000	1,075,000	3,950,000	12,750,000
(9,320,000)	(5,460,000)	(1,275,000)	(375,000)	(8,300,000)	(6,100,000)
690,000	3,340,000	275,000	700,000	(4,350,000)	6,650,000
145

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR FactSet Innovative Technology ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 226.17	$ 145.30	$ 105.68	$ 95.29	$ 69.83
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.52)	(0.59)	(0.23)	0.08	0.20
Net realized and unrealized gain (loss) (b)	(118.26)	81.84	40.41	11.66	27.36
Total from investment operations	(118.78)	81.25	40.18	11.74	27.56
Net equalization credits and charges (a)	0.49	(0.25)	(0.40)	(0.11)	(0.74)
Distributions to shareholders from:
Net investment income	(0.06)	(0.13)	(0.16)	(0.10)	(0.26)
Net realized gains	—	—	—	(1.14)	(1.10)
Total distributions	(0.06)	(0.13)	(0.16)	(1.24)	(1.36)
Net asset value, end of period	$ 107.82	$ 226.17	$ 145.30	$105.68	$ 95.29
Total return (c)	(52.30)%	55.75%	37.68%	12.58%	38.83%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$126,151	$364,139	$148,207	$73,978	$38,114
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	(0.28)%	(0.29)%	(0.20)%	0.08%	0.24%
Portfolio turnover rate (d)	53%	38%	35%	43%	34%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes in-kind security transactions.
See accompanying notes to financial statements.
146

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Global Dow ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 110.51	$ 78.00	$ 85.13	$ 82.43	$ 76.65
Income (loss) from investment operations:
Net investment income (loss) (a)	3.32	2.22	2.07	2.15	1.75
Net realized and unrealized gain (loss) (b)	(14.31)	32.59	(7.10)	2.67	5.81
Total from investment operations	(10.99)	34.81	(5.03)	4.82	7.56
Net equalization credits and charges (a)	(0.02)	(0.03)	(0.01)	(0.02)	0.00(c)
Contribution from Affiliate	—	—	—	0.02	—
Other capital (a)	0.02	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(3.55)	(2.27)	(2.09)	(2.12)	(1.78)
Net asset value, end of period	$ 95.97	$ 110.51	$ 78.00	$ 85.13	$ 82.43
Total return (d)	(10.22)%	44.96%	(5.97)%	5.94%(e)	9.86%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$96,010	$96,750	$78,033	$91,550	$90,710
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	3.01%	2.33%	2.53%	2.60%	2.11%
Portfolio turnover rate (f)	12%	11%	8%	11%	10%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2019, the total return would have been 5.91%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
147

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI USA StrategicFactorsSM ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 119.37	$ 88.43	$ 86.19	$ 77.65	$ 69.73
Income (loss) from investment operations:
Net investment income (loss) (a)	1.73	1.76	1.79	1.67	1.44
Net realized and unrealized gain (loss) (b)	(11.41)	30.99	1.88	7.99	7.82
Total from investment operations	(9.68)	32.75	3.67	9.66	9.26
Net equalization credits and charges (a)	(0.00)(c)	(0.03)	0.34	0.52	0.06
Contribution from Affiliate (Note 4) (a)	—	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(1.68)	(1.78)	(1.77)	(1.64)	(1.36)
Net realized gains	—	—	—	—	(0.04)
Total distributions	(1.68)	(1.78)	(1.77)	(1.64)	(1.40)
Net asset value, end of period	$ 108.01	$ 119.37	$ 88.43	$ 86.19	$ 77.65
Total return (d)	(8.28)%	37.20%	4.53%(e)	13.35%	13.41%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$814,388	$954,973	$771,956	$348,228	$93,180
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	1.42%	1.69%	2.02%	2.04%	1.90%
Portfolio turnover rate (f)	16%	18%	21%	18%	18%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2020, the total return would have remained 4.53%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
148

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR NYSE Technology ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 158.99	$ 99.49	$ 72.66	$ 93.29	$ 72.80
Income (loss) from investment operations:
Net investment income (loss) (a)	0.67	0.47	0.49	0.56	0.55
Net realized and unrealized gain (loss) (b)	(55.91)	59.47	26.90	(3.48)	20.98
Total from investment operations	(55.24)	59.94	27.39	(2.92)	21.53
Net equalization credits and charges (a)	(0.02)	(0.01)	(0.02)	(0.07)	0.00(c)
Other capital	—	—	—	0.00(c)	—
Distributions to shareholders from:
Net investment income	(0.69)	(0.43)	(0.54)	(0.58)	(0.48)
Net realized gains	—	—	—	(17.06)	(0.56)
Total distributions	(0.69)	(0.43)	(0.54)	(17.64)	(1.04)
Net asset value, end of period	$ 103.04	$ 158.99	$ 99.49	$ 72.66	$ 93.29
Total return (d)	(34.86)%	60.30%	37.85%	1.04%	29.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$383,841	$711,479	$402,953	$428,680	$974,885
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.45%	0.35%	0.62%	0.68%	0.64%
Portfolio turnover rate (e)	17%	30%	20%	10%	36%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
149

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500 Fossil Fuel Reserves Free ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 106.02	$ 76.39	$ 71.48	$ 65.55	$ 58.69
Income (loss) from investment operations:
Net investment income (loss) (a)	1.25	1.19	1.28	1.17	1.10
Net realized and unrealized gain (loss) (b)	(13.84)	29.59	4.85	5.96	6.84
Total from investment operations	(12.59)	30.78	6.13	7.13	7.94
Net equalization credits and charges (a)	0.03	0.05	0.07	0.03	0.04
Distributions to shareholders from:
Net investment income	(1.24)	(1.20)	(1.29)	(1.23)	(1.10)
Net realized gains	—	—	—	—	(0.02)
Total distributions	(1.24)	(1.20)	(1.29)	(1.23)	(1.12)
Net asset value, end of period	$ 92.22	$ 106.02	$ 76.39	$ 71.48	$ 65.55
Total return (c)	(12.01)%	40.59%	8.77%	11.04%	13.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,161,919	$1,154,523	$567,579	$365,271	$281,885
Ratios to average net assets:
Total expenses	0.20%	0.23%	0.25%	0.25%	0.25%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.16%	1.28%	1.73%	1.74%	1.72%
Portfolio turnover rate (d)	2%	4%	4%	6%	5%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
150

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Capital Markets ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 94.02	$ 56.15	$ 55.47	$ 57.92	$ 49.10
Income (loss) from investment operations:
Net investment income (loss) (a)	1.78	1.62	1.11	0.97	1.21
Net realized and unrealized gain (loss) (b)	(21.28)	38.10	1.09	(1.91)	8.83
Total from investment operations	(19.50)	39.72	2.20	(0.94)	10.04
Net equalization credits and charges (a)	0.30	(0.17)	(0.10)	(0.22)	(0.02)
Distributions to shareholders from:
Net investment income	(1.86)	(1.68)	(1.42)	(1.29)	(1.20)
Net asset value, end of period	$ 72.96	$ 94.02	$ 56.15	$ 55.47	$ 57.92
Total return (c)	(20.82)%	71.24%	3.93%	(1.86)%	20.43%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$89,360	$117,528	$22,459	$38,829	$136,109
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.86%	2.06%	1.99%	1.75%	2.14%
Portfolio turnover rate (d)	26%	37%	20%	24%	24%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
151

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Equipment ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 129.05	$ 89.25	$ 81.87	$ 78.23	$ 61.27
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.04)	(0.13)	(0.05)	0.11	0.02
Net realized and unrealized gain (loss) (b)	(44.14)	39.93	7.42	3.64	17.45
Total from investment operations	(44.18)	39.80	7.37	3.75	17.47
Net equalization credits and charges (a)	0.07	(0.00)(c)	0.01	0.00(c)	(0.02)
Distributions to shareholders from:
Net investment income	(0.02)	—	(0.00)(c)	(0.11)	(0.01)
Net realized gains	—	—	—	—	(0.48)
Total distributions	(0.02)	—	(0.00)(c)	(0.11)	(0.49)
Net asset value, end of period	$ 84.92	$ 129.05	$ 89.25	$ 81.87	$ 78.23
Total return (d)	(34.18)%	44.60%	9.02%	4.79%	28.66%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$384,281	$809,806	$513,171	$609,918	$465,494
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	(0.04)%	(0.12)%	(0.06)%	0.13%	0.03%
Portfolio turnover rate (e)	42%	39%	25%	32%	41%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
152

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Services ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 114.37	$ 68.05	$ 66.59	$ 69.29	$ 64.40
Income (loss) from investment operations:
Net investment income (loss) (a)	0.16	0.22	0.22	0.23	0.16
Net realized and unrealized gain (loss) (b)	(32.08)	46.50	2.83	(2.71)	4.89
Total from investment operations	(31.92)	46.72	3.05	(2.48)	5.05
Net equalization credits and charges (a)	0.03	(0.19)	0.15	0.00(c)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.19)	(0.21)	(1.74)	(0.22)	(0.16)
Net asset value, end of period	$ 82.29	$ 114.37	$ 68.05	$ 66.59	$ 69.29
Total return (d)	(27.91)%	68.43%	4.68%	(3.59)%	7.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$89,695	$213,867	$83,699	$90,561	$97,011
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.16%	0.24%	0.33%	0.33%	0.25%
Portfolio turnover rate (e)	44%	38%	25%	35%	32%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
153

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Insurance ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 38.56	$ 27.34	$ 34.01	$ 29.81	$ 29.37
Income (loss) from investment operations:
Net investment income (loss) (b)	0.73	0.67	0.61	0.55	0.52
Net realized and unrealized gain (loss) (c)	(0.67)	11.16	(6.65)	4.19	0.43
Total from investment operations	0.06	11.83	(6.04)	4.74	0.95
Net equalization credits and charges (b)	(0.04)	0.10	(0.02)	0.02	0.02
Distributions to shareholders from:
Net investment income	(0.74)	(0.71)	(0.61)	(0.56)	(0.53)
Net asset value, end of period	$ 37.84	$ 38.56	$ 27.34	$ 34.01	$ 29.81
Total return (d)	(0.01)%	44.04%	(17.99)%	16.16%	3.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$543,072	$690,253	$564,510	$1,066,343	$708,100
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.84%	2.04%	1.87%	1.77%	1.71%
Portfolio turnover rate (e)	26%	24%	19%	21%	24%
(a)	On November 29, 2017, the SPDR S&P Insurance ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
154

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Internet ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 183.03	$101.51	$ 89.16	$ 87.63	$ 67.40
Income (loss) from investment operations:
Net investment income (loss) (a)	0.07	0.43	0.41	0.36	(0.06)
Net realized and unrealized gain (loss) (b)	(108.03)	81.71	12.39	2.84	27.23
Total from investment operations	(107.96)	82.14	12.80	3.20	27.17
Net equalization credits and charges (a)	0.05	(0.03)	(0.01)	(0.03)	(0.25)
Distributions to shareholders from:
Net investment income	(0.09)	(0.59)	(0.44)	(0.37)	—
Net realized gains	—	—	—	(1.27)	(6.69)
Total distributions	(0.09)	(0.59)	(0.44)	(1.64)	(6.69)
Net asset value, end of period	$ 75.03	$183.03	$101.51	$ 89.16	$ 87.63
Total return (c)	(58.98)%	81.12%	14.46%	3.90%	42.73%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 26,261	$71,380	$24,363	$34,772	$35,051
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.05%	0.28%	0.49%	0.41%	(0.07)%
Portfolio turnover rate (d)	54%	52%	57%	85%	67%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
155

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Metals & Mining ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 43.03	$ 21.21	$ 28.38	$ 35.52	$ 29.96
Income (loss) from investment operations:
Net investment income (loss) (a)	0.44	0.34	0.39	0.59	0.73
Net realized and unrealized gain (loss) (b)	0.41	21.77	(7.21)	(7.11)	5.51
Total from investment operations	0.85	22.11	(6.82)	(6.52)	6.24
Net equalization credits and charges (a)	(0.02)	0.03	0.04	0.04	0.07
Distributions to shareholders from:
Net investment income	(0.42)	(0.32)	(0.39)	(0.66)	(0.75)
Net asset value, end of period	$ 43.44	$ 43.03	$ 21.21	$ 28.38	$ 35.52
Total return (c)	1.87%	104.87%	(23.98)%	(18.25)%	21.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,998,458	$2,056,695	$395,524	$534,979	$852,506
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.90%	0.96%	1.58%	1.90%	2.12%
Portfolio turnover rate (d)	38%	44%	41%	28%	32%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
156

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Equipment & Services ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 61.95	$ 33.13	$ 96.20	$ 169.70	$ 155.00
Income (loss) from investment operations:
Net investment income (loss) (b)	0.14	0.27	1.15	0.90	2.60
Net realized and unrealized gain (loss) (c)	(2.11)	29.51	(63.13)	(73.50)	14.90
Total from investment operations	(1.97)	29.78	(61.98)	(72.60)	17.50
Net equalization credits and charges (b)	0.01	(0.04)	0.07	(0.00)(d)	0.20
Contribution from Affiliate	—	—	—	—	0.00(d)
Other capital	—	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(0.25)	(0.92)	(1.16)	(0.90)	(3.00)
Net asset value, end of period	$ 59.74	$ 61.95	$ 33.13	$ 96.20	$ 169.70
Total return (e)	(3.18)%	90.54%	(64.70)%	(42.79)%	11.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$230,843	$183,691	$96,561	$186,698	$402,923
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.22%	0.59%	1.99%	0.73%	1.62%
Portfolio turnover rate (f)	38%	64%	51%	34%	44%
(a)	On March 30, 2020. SPDR S&P Oil & Gas Equipment & Services ETF underwent 1-for-10 reverse stock split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
157

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Pharmaceuticals ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 51.75	$ 43.09	$ 39.76	$ 42.99	$ 43.04
Income (loss) from investment operations:
Net investment income (loss) (a)	0.56	0.25	0.27	0.24	0.25
Net realized and unrealized gain (loss) (b)	(9.65)	8.67	3.37	(3.17)	(0.04)
Total from investment operations	(9.09)	8.92	3.64	(2.93)	0.21
Net equalization credits and charges (a)	(0.01)	0.00(c)	(0.02)	0.00(c)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.63)	(0.26)	(0.29)	(0.30)	(0.26)
Total distributions	(0.63)	(0.26)	(0.29)	(0.30)	(0.26)
Net asset value, end of period	$ 42.02	$ 51.75	$ 43.09	$ 39.76	$ 42.99
Total return (d)	(17.67)%	20.76%	9.18%	(6.83)%	0.46%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$205,929	$271,717	$243,443	$212,716	$335,310
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.21%	0.52%	0.67%	0.57%	0.60%
Portfolio turnover rate (e)	60%	53%	31%	42%	46%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
158

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Retail ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 97.19	$ 42.87	$ 42.42	$ 48.57	$ 40.72
Income (loss) from investment operations:
Net investment income (loss) (a)	0.99	0.68	0.68	0.69	0.73
Net realized and unrealized gain (loss) (b)	(37.92)	54.27	0.42	(6.18)	7.85
Total from investment operations	(36.93)	54.95	1.10	(5.49)	8.58
Net equalization credits and charges (a)	(0.55)	0.02	0.01	(0.00)(c)	(0.06)
Contribution from Affiliate (Note 4)	—	0.01	—	—	—
Distributions to shareholders from:
Net investment income	(1.53)	(0.66)	(0.66)	(0.66)	(0.67)
Net asset value, end of period	$ 58.18	$ 97.19	$ 42.87	$ 42.42	$ 48.57
Total return (d)	(39.02)%	128.92%(e)	2.74%	(11.33)%	21.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$378,184	$1,054,575	$265,787	$263,038	$369,128
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.13%	0.97%	1.68%	1.47%	1.66%
Portfolio turnover rate (f)	39%	62%	43%	45%	43%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2021, the total return would have been 128.90%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
159

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Semiconductor ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 192.29	$ 112.00	$ 84.40	$ 72.31	$ 61.70
Income (loss) from investment operations:
Net investment income (loss) (a)	0.53	0.28	0.54	0.66	0.55
Net realized and unrealized gain (loss) (b)	(40.57)	80.28	27.60	12.18	10.59
Total from investment operations	(40.04)	80.56	28.14	12.84	11.14
Net equalization credits and charges (a)	0.01	0.00(c)	(0.00)(c)	(0.03)	(0.01)
Distributions to shareholders from:
Net investment income	(0.47)	(0.27)	(0.54)	(0.72)	(0.52)
Net asset value, end of period	$ 151.79	$ 192.29	$ 112.00	$ 84.40	$ 72.31
Total return (d)	(20.86)%	71.99%	33.43%	17.86%	18.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$933,501	$995,093	$498,412	$291,186	$318,166
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.26%	0.17%	0.55%	0.88%	0.79%
Portfolio turnover rate (e)	36%	32%	21%	32%	29%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
160

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Software & Services ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 171.45	$ 111.44	$ 96.24	$ 80.89	$ 62.58
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	(0.00)(b)	0.37	0.19	0.14
Net realized and unrealized gain (loss) (c)	(60.49)	60.08	15.25	15.40	18.48
Total from investment operations	(60.21)	60.08	15.62	15.59	18.62
Net equalization credits and charges (a)	(0.04)	(0.01)	(0.01)	(0.02)	0.00(b)
Contribution from Adviser (Note 4)	0.04	—	—	—	—
Other capital	0.00(b)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.22)	(0.06)	(0.41)	(0.22)	(0.13)
Net realized gains	—	—	—	—	(0.18)
Total distributions	(0.22)	(0.06)	(0.41)	(0.22)	(0.31)
Net asset value, end of period	$ 111.02	$ 171.45	$ 111.44	$ 96.24	$ 80.89
Total return (d)	(35.16)%(e)	53.91%	16.34%	19.30%	29.83%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$209,837	$526,365	$241,825	$249,261	$88,979
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.17%	0.00%(f)	0.38%	0.21%	0.19%
Portfolio turnover rate (g)	46%	40%	31%	47%	29%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2022, the total return would have been (35.18)%.
(f)	Amount is less than 0.005%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
161

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Telecom ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$102.27	$ 69.77	$ 67.70	$ 72.20	$ 70.47
Income (loss) from investment operations:
Net investment income (loss) (a)	1.20	0.82	0.53	0.80	1.56
Net realized and unrealized gain (loss) (b)	(24.35)	32.25	2.15	(4.43)	1.75
Total from investment operations	(23.15)	33.07	2.68	(3.63)	3.31
Net equalization credits and charges (a)	(0.02)	0.24	(0.02)	(0.09)	0.12
Distributions to shareholders from:
Net investment income	(1.31)	(0.81)	(0.59)	(0.78)	(1.70)
Net asset value, end of period	$ 77.79	$102.27	$ 69.77	$ 67.70	$ 72.20
Total return (c)	(22.87)%	48.00%	3.98%	(5.17)%	4.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$54,456	$84,375	$48,842	$57,545	$162,460
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.28%	0.94%	0.78%	1.12%	2.21%
Portfolio turnover rate (d)	41%	61%	44%	35%	33%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
162

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Transportation ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 84.92	$ 52.86	$ 61.22	$ 63.09	$ 55.40
Income (loss) from investment operations:
Net investment income (loss) (a)	0.42	1.02	0.57	0.67	0.49
Net realized and unrealized gain (loss) (b)	(16.89)	31.84	(8.36)	(1.82)	7.68
Total from investment operations	(16.47)	32.86	(7.79)	(1.15)	8.17
Net equalization credits and charges (a)	(0.02)	0.20	0.01	(0.01)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.62)	(1.00)	(0.58)	(0.71)	(0.48)
Net asset value, end of period	$ 67.81	$ 84.92	$ 52.86	$ 61.22	$ 63.09
Total return (d)	(19.57)%	62.69%	(12.74)%	(1.80)%	14.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$503,793	$572,388	$179,722	$148,155	$233,429
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.49%	1.35%	0.99%	1.09%	0.79%
Portfolio turnover rate (e)	37%	26%	29%	18%	27%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
163

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Gender Diversity Index ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 101.54	$ 71.03	$ 73.74	$ 72.20	$ 66.97
Income (loss) from investment operations:
Net investment income (loss) (a)	1.06	0.97	1.29	1.48	1.38
Net realized and unrealized gain (loss) (b)	(25.75)	30.50	(2.51)	4.78	7.73
Total from investment operations	(24.69)	31.47	(1.22)	6.26	9.11
Net equalization credits and charges (a)	(0.00)(c)	0.06	(0.09)	0.03	0.01
Distributions to shareholders from:
Net investment income	(1.01)	(1.02)	(1.40)	(1.74)	(1.38)
Net realized gains	—	—	—	(3.01)	(2.51)
Total distributions	(1.01)	(1.02)	(1.40)	(4.75)	(3.89)
Net asset value, end of period	$ 75.84	$ 101.54	$ 71.03	$ 73.74	$ 72.20
Total return (d)	(24.47)%	44.60%	(1.71)%	9.60%	13.80%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$202,865	$243,685	$120,743	$283,882	$332,138
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.11%	1.10%	1.77%	2.06%	1.95%
Portfolio turnover rate (e)	43%	22%	69%	53%	46%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
164

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FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR ICE Preferred Securities ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 44.19	$ 41.54	$ 43.11	$ 43.29	$ 45.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.97	2.12	2.31	2.41	2.46
Net realized and unrealized gain (loss) (b)	(8.21)	2.80	(1.53)	(0.02)	(1.93)
Total from investment operations	(6.24)	4.92	0.78	2.39	0.53
Net equalization credits and charges (a)	0.04	(0.03)	(0.03)	(0.01)	0.04
Contribution from Affiliate	—	—	—	0.00(c)	—
Distributions to shareholders from:
Net investment income	(2.16)	(2.24)	(2.32)	(2.56)	(2.28)
Net asset value, end of period	$ 35.83	$ 44.19	$ 41.54	$ 43.11	$ 43.29
Total return (d)	(14.52)%	12.01%	1.67%	5.86%(e)	1.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,049,832	$1,486,995	$1,121,515	$829,813	$588,791
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	4.82%	4.89%	5.39%	5.72%	5.60%
Portfolio turnover rate (f)	28%	45%	36%	35%	52%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2019, the total return would have remained 5.86%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
165

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2022

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactorsSM ETF
SPDR NYSE Technology ETF
SPDR S&P 500® Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Internet ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR SSGA Gender Diversity Index ETF
SPDR ICE Preferred Securities ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exception of SPDR S&P Metals and Mining ETF and SPDR SSGA Gender Diversity Index ETF, each of which is a non-diversified investment company.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued
166

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2022, is disclosed in each Fund’s respective Schedule of Investments.
167

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2022, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
168

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

3.    Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended June 30, 2022, the SPDR Global Dow ETF and SPDR SSGA Gender Diversity Index ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2022, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$ 1,685	$—	$ 1,685
SPDR S&P 500 Fossil Fuel Reserves Free ETF
Futures Contracts	—	—	—	21,862	—	21,862
SPDR SSGA Gender Diversity Index ETF
Futures Contracts	—	—	—	1,559	—	1,559
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$(90,726)	$—	$(90,726)
SPDR S&P 500 Fossil Fuel Reserves Free ETF
Futures Contracts	—	—	—	(77,449)	—	(77,449)
SPDR SSGA Gender Diversity Index ETF
Futures Contracts	—	—	—	(91,219)	—	(91,219)

169

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$ 4,903	$—	$ 4,903
SPDR S&P 500 Fossil Fuel Reserves Free ETF
Futures Contracts	—	—	—	21,838	—	21,838
SPDR SSGA Gender Diversity Index ETF
Futures Contracts	—	—	—	1,553	—	1,553
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR FactSet Innovative Technology ETF	0.45%
SPDR Global Dow ETF	0.50
SPDR MSCI USA StrategicFactorsSM ETF	0.15
SPDR NYSE Technology ETF	0.35
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.20
SPDR S&P Capital Markets ETF	0.35
SPDR S&P Health Care Equipment ETF	0.35
SPDR S&P Health Care Services ETF	0.35
SPDR S&P Insurance ETF	0.35
SPDR S&P Internet ETF	0.35
SPDR S&P Metals & Mining ETF	0.35
SPDR S&P Oil & Gas Equipment & Services ETF	0.35
SPDR S&P Pharmaceuticals ETF	0.35
SPDR S&P Retail ETF	0.35
SPDR S&P Semiconductor ETF	0.35
SPDR S&P Software & Services ETF	0.35
SPDR S&P Telecom ETF	0.35
SPDR S&P Transportation ETF	0.35
SPDR SSGA Gender Diversity Index ETF	0.20
SPDR ICE Preferred Securities ETF	0.45
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2022. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue each waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and each waiver and/or reimbursement may be cancelled or modified at any time after October 31, 2022. The waiver and/or reimbursement may not be terminated prior to October 31, 2022 except with the approval of the Board.
170

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates
During the fiscal year ended June 30, 2022, SSGA FM made a contribution of $109,350 to the SPDR S&P Software & Services ETF related to a trading matter.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Effective January 1, 2022 net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2022, were as follows:
	Purchases	Sales
SPDR FactSet Innovative Technology ETF	$134,121,024	$135,095,936
SPDR Global Dow ETF	12,108,270	11,894,701
SPDR MSCI USA StrategicFactorsSM ETF	168,850,142	155,083,238
SPDR NYSE Technology ETF	109,644,779	108,090,419
SPDR S&P 500 Fossil Fuel Reserves Free ETF	28,561,776	24,873,092
171

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

	Purchases	Sales
SPDR S&P Capital Markets ETF	$ 48,833,768	$ 48,223,778
SPDR S&P Health Care Equipment ETF	271,580,722	269,452,616
SPDR S&P Health Care Services ETF	63,616,208	63,168,706
SPDR S&P Insurance ETF	121,877,078	121,670,791
SPDR S&P Internet ETF	24,419,654	24,370,799
SPDR S&P Metals & Mining ETF	853,705,304	850,355,515
SPDR S&P Oil & Gas Equipment & Services ETF	78,801,440	78,955,130
SPDR S&P Pharmaceuticals ETF	131,483,804	131,537,250
SPDR S&P Retail ETF	276,064,301	275,604,956
SPDR S&P Semiconductor ETF	448,264,745	442,195,896
SPDR S&P Software & Services ETF	199,706,035	195,161,158
SPDR S&P Telecom ETF	30,573,746	30,847,148
SPDR S&P Transportation ETF	263,638,240	265,486,198
SPDR SSGA Gender Diversity Index ETF	110,515,505	112,563,075
SPDR ICE Preferred Securities ETF	363,665,851	368,957,811
For the year ended June 30, 2022, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR FactSet Innovative Technology ETF	$ 116,797,109	$ 198,477,051	$ 31,849,955
SPDR Global Dow ETF	13,433,434	—	—
SPDR MSCI USA StrategicFactorsSM ETF	169,980,616	237,067,716	78,731,785
SPDR NYSE Technology ETF	107,499,226	203,434,656	95,350,230
SPDR S&P 500 Fossil Fuel Reserves Free ETF	317,289,426	131,893,054	62,526,771
SPDR S&P Capital Markets ETF	290,973,349	261,523,555	(180,353)
SPDR S&P Health Care Equipment ETF	89,741,509	277,613,413	47,262,947
SPDR S&P Health Care Services ETF	54,925,288	134,476,737	25,220,302
SPDR S&P Insurance ETF	1,639,772,592	1,772,323,477	57,737,228
SPDR S&P Internet ETF	12,378,577	23,464,489	2,596,780
SPDR S&P Metals & Mining ETF	4,522,886,019	4,471,536,755	704,659,042
SPDR S&P Oil & Gas Equipment & Services ETF	268,066,631	193,406,898	29,695,412
SPDR S&P Pharmaceuticals ETF	226,155,354	246,713,515	41,497,045
SPDR S&P Retail ETF	10,494,999,535	10,813,436,580	(193,300,570)
SPDR S&P Semiconductor ETF	883,657,514	618,930,774	170,337,353
SPDR S&P Software & Services ETF	295,531,973	474,397,991	43,083,301
SPDR S&P Telecom ETF	45,275,279	54,167,098	4,546,891
SPDR S&P Transportation ETF	884,187,361	765,478,759	79,380,046
SPDR SSGA Gender Diversity Index ETF	158,901,214	126,230,353	32,620,579
SPDR ICE Preferred Securities ETF	160,080,633	328,874,776	(5,587,120)
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, foreign currency gains and losses, passive foreign investment companies, partnerships, corporate actions, forward contracts mark to market, futures contracts mark to market, return of capital basis adjustments, wash sale loss deferrals and distributions in excess of current earnings.
The tax character of distributions paid during the year ended June 30, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR FactSet Innovative Technology ETF	$ 73,168	$—	$ 73,168
SPDR Global Dow ETF	3,329,522	—	3,329,522
SPDR MSCI USA StrategicFactorsSM ETF	13,358,259	—	13,358,259
SPDR NYSE Technology ETF	2,817,346	—	2,817,346
SPDR S&P 500 Fossil Fuel Reserves Free ETF	14,907,245	—	14,907,245
SPDR S&P Capital Markets ETF	4,369,153	—	4,369,153
SPDR S&P Health Care Equipment ETF	80,831	—	80,831
SPDR S&P Health Care Services ETF	277,297	—	277,297
SPDR S&P Insurance ETF	8,376,046	—	8,376,046
SPDR S&P Internet ETF	25,401	—	25,401
SPDR S&P Metals & Mining ETF	19,843,034	—	19,843,034
SPDR S&P Oil & Gas Equipment & Services ETF	876,061	—	876,061
SPDR S&P Pharmaceuticals ETF	2,929,721	—	2,929,721
SPDR S&P Retail ETF	7,176,709	—	7,176,709
SPDR S&P Semiconductor ETF	2,987,778	—	2,987,778
SPDR S&P Software & Services ETF	639,461	—	639,461
SPDR S&P Telecom ETF	1,057,495	—	1,057,495
SPDR S&P Transportation ETF	5,317,173	—	5,317,173
SPDR SSGA Gender Diversity Index ETF	2,785,960	—	2,785,960
SPDR ICE Preferred Securities ETF	70,524,000	—	70,524,000
173

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

The tax character of distributions paid during the year ended June 30, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR FactSet Innovative Technology ETF	$ 227,994	$ —	$ 227,994
SPDR Global Dow ETF	2,002,677	—	2,002,677
SPDR MSCI USA StrategicFactorsSM ETF	14,259,180	—	14,259,180
SPDR NYSE Technology ETF	1,952,717	—	1,952,717
SPDR S&P 500 Fossil Fuel Reserves Free ETF	11,554,719	—	11,554,719
SPDR S&P Capital Markets ETF	1,290,321	—	1,290,321
SPDR S&P Health Care Equipment ETF	—	—	—
SPDR S&P Health Care Services ETF	293,524	—	293,524
SPDR S&P Insurance ETF	10,426,986	—	10,426,986
SPDR S&P Internet ETF	198,352	—	198,352
SPDR S&P Metals & Mining ETF	11,555,704	—	11,555,704
SPDR S&P Oil & Gas Equipment & Services ETF	2,636,010	—	2,636,010
SPDR S&P Pharmaceuticals ETF	1,370,262	—	1,370,262
SPDR S&P Retail ETF	5,748,927	—	5,748,927
SPDR S&P Semiconductor ETF	1,298,170	—	1,298,170
SPDR S&P Software & Services ETF	133,866	—	133,866
SPDR S&P Telecom ETF	868,252	—	868,252
SPDR S&P Transportation ETF	7,350,772	—	7,350,772
SPDR SSGA Gender Diversity Index ETF	2,159,815	—	2,159,815
SPDR ICE Preferred Securities ETF	67,474,480	—	67,474,480
At June 30, 2022, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR FactSet Innovative Technology ETF	$ —	$ (35,470,460)	$—	$(124,584,430)	$ (160,054,890)
SPDR Global Dow ETF	—	(10,980,698)	—	6,860,817	(4,119,881)
SPDR MSCI USA StrategicFactorsSM ETF	364,530	(36,681,326)	—	7,799,164	(28,517,632)
SPDR NYSE Technology ETF	375,580	(67,713,895)	—	(78,864,984)	(146,203,299)
SPDR S&P 500 Fossil Fuel Reserves Free ETF	—	(10,690,904)	—	45,997,922	35,307,018
SPDR S&P Capital Markets ETF	—	(50,811,536)	—	(38,553,459)	(89,364,995)
SPDR S&P Health Care Equipment ETF	—	(163,069,118)	—	(114,555,000)	(277,624,118)
SPDR S&P Health Care Services ETF	138,887	(55,376,672)	—	(32,334,293)	(87,572,078)
SPDR S&P Insurance ETF	555,282	(114,577,526)	—	(60,649,117)	(174,671,361)
SPDR S&P Internet ETF	—	(19,921,905)	—	(23,235,930)	(43,157,835)
SPDR S&P Metals & Mining ETF	900,539	(1,531,823,163)	—	(620,844,062)	(2,151,766,686)
SPDR S&P Oil & Gas Equipment & Services ETF	—	(602,487,760)	—	(43,114,507)	(645,602,267)
SPDR S&P Pharmaceuticals ETF	46,137	(383,224,611)	—	(26,738,601)	(409,917,075)
SPDR S&P Retail ETF	2,791,936	(548,263,172)	—	(119,912,463)	(665,383,699)
SPDR S&P Semiconductor ETF	337,283	(138,310,620)	—	(296,197,369)	(434,170,706)
SPDR S&P Software & Services ETF	103,312	(46,481,690)	—	(133,908,232)	(180,286,610)
SPDR S&P Telecom ETF	—	(38,114,776)	—	(15,349,128)	(53,463,904)
SPDR S&P Transportation ETF	—	(131,760,485)	—	(178,734,576)	(310,495,061)
SPDR SSGA Gender Diversity Index ETF	120,591	(23,165,491)	—	(46,999,651)	(70,044,551)
SPDR ICE Preferred Securities ETF	—	(94,490,829)	—	(192,292,529)	(286,783,358)
174

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

As of June 30, 2022, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR FactSet Innovative Technology ETF	$ 23,709,929	$ 11,760,531
SPDR Global Dow ETF	53,640	10,927,058
SPDR MSCI USA StrategicFactorsSM ETF	22,080,879	14,600,447
SPDR NYSE Technology ETF	47,996,833	19,717,062
SPDR S&P 500 Fossil Fuel Reserves Free ETF	5,927,268	4,763,636
SPDR S&P Capital Markets ETF	10,435,175	40,376,361
SPDR S&P Health Care Equipment ETF	95,332,099	67,737,019
SPDR S&P Health Care Services ETF	19,091,859	36,284,813
SPDR S&P Insurance ETF	40,540,662	74,036,864
SPDR S&P Internet ETF	10,226,202	9,695,703
SPDR S&P Metals & Mining ETF	548,673,979	983,149,184
SPDR S&P Oil & Gas Equipment & Services ETF	185,118,798	417,368,962
SPDR S&P Pharmaceuticals ETF	123,553,074	259,671,537
SPDR S&P Retail ETF	289,206,074	259,057,098
SPDR S&P Semiconductor ETF	100,934,685	37,375,935
SPDR S&P Software & Services ETF	26,821,841	19,659,849
SPDR S&P Telecom ETF	13,384,609	24,730,167
SPDR S&P Transportation ETF	66,462,606	65,297,879
SPDR SSGA Gender Diversity Index ETF	11,859,681	11,305,810
SPDR ICE Preferred Securities ETF	49,744,695	44,746,134
As of June 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR FactSet Innovative Technology ETF	$ 261,321,367	$ 509,955	$125,094,385	$(124,584,430)
SPDR Global Dow ETF	89,736,899	17,816,001	10,918,408	6,897,593
SPDR MSCI USA StrategicFactorsSM ETF	806,354,067	83,687,080	75,887,916	7,799,164
SPDR NYSE Technology ETF	462,336,997	33,550,529	112,415,513	(78,864,984)
SPDR S&P 500 Fossil Fuel Reserves Free ETF	1,116,368,169	133,018,004	87,020,082	45,997,922
SPDR S&P Capital Markets ETF	130,862,204	342,117	38,895,577	(38,553,460)
SPDR S&P Health Care Equipment ETF	520,440,120	20,874,336	135,429,336	(114,555,000)
SPDR S&P Health Care Services ETF	130,708,606	4,017,060	36,351,352	(32,334,292)
SPDR S&P Insurance ETF	614,130,189	1,080,137	61,729,255	(60,649,118)
SPDR S&P Internet ETF	52,043,042	316,369	23,552,298	(23,235,929)
SPDR S&P Metals & Mining ETF	2,705,005,912	27,168,621	648,012,683	(620,844,062)
SPDR S&P Oil & Gas Equipment & Services ETF	276,962,184	5,422,518	48,537,025	(43,114,507)
SPDR S&P Pharmaceuticals ETF	237,549,355	10,740,245	37,478,846	(26,738,601)
SPDR S&P Retail ETF	526,296,163	68,136	119,980,600	(119,912,464)
SPDR S&P Semiconductor ETF	1,276,961,574	3,843,926	300,041,295	(296,197,369)
SPDR S&P Software & Services ETF	363,553,261	3,593,272	137,501,504	(133,908,232)
SPDR S&P Telecom ETF	72,004,125	418,933	15,768,061	(15,349,128)
SPDR S&P Transportation ETF	707,669,703	641,457	179,376,033	(178,734,576)
SPDR SSGA Gender Diversity Index ETF	251,578,067	13,864,623	60,864,274	(46,999,651)
SPDR ICE Preferred Securities ETF	1,330,941,298	—	192,292,529	(192,292,529)
175

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2022, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2022:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR FactSet Innovative Technology ETF	$ 14,930,415	$ 10,604,316	$ 5,394,078	$ 15,998,394
SPDR Global Dow ETF	2,009,721	1,204,785	931,381	2,136,166
SPDR MSCI USA StrategicFactorsSM ETF	337,138	297,165	59,371	356,536
SPDR S&P 500 Fossil Fuel Reserves Free ETF	237,244	2,313	251,387	253,700
SPDR S&P Capital Markets ETF	3,627,774	2,984,921	798,635	3,783,556
SPDR S&P Health Care Equipment ETF	27,289,837	13,512,232	15,599,585	29,111,817
SPDR S&P Health Care Services ETF	14,997,130	7,377,998	8,540,669	15,918,667
SPDR S&P Insurance ETF	10,308,009	10,706,454	—	10,706,454
SPDR S&P Internet ETF	3,261,664	2,539,837	988,110	3,527,947
SPDR S&P Metals & Mining ETF	192,431,799	86,773,566	121,182,207	207,955,773
SPDR S&P Oil & Gas Equipment & Services ETF	2,872,074	3,044,601	—	3,044,601
SPDR S&P Pharmaceuticals ETF	16,571,618	5,141,614	12,646,165	17,787,779
SPDR S&P Retail ETF	44,046,962	28,813,697	17,904,902	46,718,599
SPDR S&P Semiconductor ETF	50,466,862	47,719,371	5,251,182	52,970,553
SPDR S&P Software & Services ETF	29,406,030	19,776,617	11,696,963	31,473,580
SPDR S&P Telecom ETF	5,258,132	2,190,959	3,359,272	5,550,231
SPDR S&P Transportation ETF	34,325,133	25,267,386	9,593,800	34,861,186
SPDR SSGA Gender Diversity Index ETF	2,407,362	2,005,281	527,758	2,533,039
SPDR ICE Preferred Securities ETF	100,249,848	91,699,346	11,209,124	102,908,470
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
176

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2022:
		Remaining Contractual Maturity of the Agreements as of June 30, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Factset Innovative Technology ETF	Common Stocks	$10,604,316	$—	$—	$—	$10,604,316	$10,604,316
SPDR Global Dow ETF	Common Stocks	1,204,785	—	—	—	1,204,785	1,204,785
SPDR MSCI USA StrategicfactorsSM ETF	Common Stocks	297,165	—	—	—	297,165	297,165
SPDR S&P 500 Fossil Fuel Reserves Free ETF	Common Stocks	2,313	—	—	—	2,313	2,313
SPDR S&P Capital Markets ETF	Common Stocks	2,984,921	—	—	—	2,984,921	2,984,921
SPDR S&P Health Care Equipment ETF	Common Stocks	13,512,232	—	—	—	13,512,232	13,512,232
SPDR S&P Health Care Services ETF	Common Stocks	7,377,998	—	—	—	7,377,998	7,377,998
SPDR S&P Insurance ETF	Common Stocks	10,706,454	—	—	—	10,706,454	10,706,454
SPDR S&P Internet ETF	Common Stocks	2,539,837	—	—	—	2,539,837	2,539,837
SPDR S&P Metals & Mining ETF	Common Stocks	86,773,566	—	—	—	86,773,566	86,773,566
SPDR S&P Oil & Gas Equipment & Services ETF	Common Stocks	3,044,601	—	—	—	3,044,601	3,044,601
SPDR S&P Pharmaceuticals ETF	Common Stocks	5,141,614	—	—	—	5,141,614	5,141,614
SPDR S&P Retail ETF	Common Stocks	28,813,697	—	—	—	28,813,697	28,813,697
SPDR S&P Semiconductor ETF	Common Stocks	47,719,371	—	—	—	47,719,371	47,719,371
SPDR S&P Software & Services ETF	Common Stocks	19,776,617	—	—	—	19,776,617	19,776,617
SPDR S&P Telecom ETF	Common Stocks	2,190,959	—	—	—	2,190,959	2,190,959
SPDR S&P Transportation ETF	Common Stocks	25,267,386	—	—	—	25,267,386	25,267,386
SPDR SSGA Gender Diversity Index ETF	Common Stocks	2,005,281	—	—	—	2,005,281	2,005,281
SPDR ICE Preferred Securities ETF	Preferred Stocks	91,699,346	—	—	—	91,699,346	91,699,346
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the undefined invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the undefined invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the
177

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impairthe ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
178

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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR FactSet Innovative Technology ETF, SPDR Global Dow ETF, SPDR MSCI USA StrategicFactorsSM ETF, SPDR NYSE Technology ETF, SPDR S&P 500 Fossil Fuel Reserves Free ETF, SPDR S&P Capital Markets ETF, SPDR S&P Health Care Equipment ETF, SPDR S&P Health Care Services ETF, SPDR S&P Insurance ETF, SPDR S&P Internet ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P Software & Services ETF, SPDR S&P Telecom ETF, SPDR S&P Transportation ETF, SPDR SSGA Gender Diversity Index ETF and SPDR ICE Preferred Securities ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR FactSet Innovative Technology ETF, SPDR Global Dow ETF, SPDR MSCI USA StrategicFactorsSM ETF, SPDR NYSE Technology ETF, SPDR S&P 500 Fossil Fuel Reserves Free ETF, SPDR S&P Capital Markets ETF, SPDR S&P Health Care Equipment ETF, SPDR S&P Health Care Services ETF, SPDR S&P Insurance ETF, SPDR S&P Internet ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P Software & Services ETF, SPDR S&P Telecom ETF, SPDR S&P Transportation ETF, SPDR SSGA Gender Diversity Index ETF and SPDR ICE Preferred Securities ETF (collectively referred to as the “Funds”) (twenty of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (twenty of the funds constituting SPDR® Series Trust) at June 30, 2022, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 29, 2022
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OTHER INFORMATION
June 30, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR FactSet Innovative Technology ETF	0.45%	$ 565.10	$1.75	$1,022.60	$2.26
SPDR Global Dow ETF	0.50	860.50	2.31	1,022.30	2.51
SPDR MSCI USA StrategicFactorsSM ETF	0.15	832.80	0.68	1,024.10	0.75
SPDR NYSE Technology ETF	0.35	624.40	1.41	1,023.10	1.76
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.20	789.00	0.89	1,023.80	1.00
SPDR S&P Capital Markets ETF	0.35	711.60	1.49	1,023.10	1.76
SPDR S&P Health Care Equipment ETF	0.35	723.30	1.50	1,023.10	1.76
SPDR S&P Health Care Services ETF	0.35	776.60	1.54	1,023.10	1.76
SPDR S&P Insurance ETF	0.35	945.40	1.69	1,023.10	1.76
SPDR S&P Internet ETF	0.35	514.20	1.31	1,023.10	1.76
SPDR S&P Metals & Mining ETF	0.35	975.60	1.71	1,023.10	1.76
SPDR S&P Oil & Gas Equipment & Services ETF	0.35	1,211.00	1.92	1,023.10	1.76
SPDR S&P Pharmaceuticals ETF	0.35	918.20	1.66	1,023.10	1.76
SPDR S&P Retail ETF	0.35	648.00	1.43	1,023.10	1.76
SPDR S&P Semiconductor ETF	0.35	625.80	1.41	1,023.10	1.76
SPDR S&P Software & Services ETF	0.35	670.80	1.45	1,023.10	1.76
SPDR S&P Telecom ETF	0.35	768.80	1.53	1,023.10	1.76
SPDR S&P Transportation ETF	0.35	721.80	1.49	1,023.10	1.76
SPDR SSGA Gender Diversity Index ETF	0.20	747.50	0.87	1,023.80	1.00
SPDR ICE Preferred Securities ETF	0.45	855.80	2.07	1,022.60	2.26
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity.
risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. Over the course of the prior year, SSGA FM provided the Board with reports addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for periods ending June 2021 and December 2021 including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which aninvestment in the Fund may be subject.
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OTHER INFORMATION  (continued)
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Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2022.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2022 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Fund has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the year ended June 30, 2022, the total amount of foreign taxes that will be passed through are:
Amount
SPDR Global Dow ETF	$174,953
The amount of foreign source income earned on the Fund during the year ended June 30, 2022 was as follows:
Amount
SPDR Global Dow ETF	$2,762,527
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment Adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the Funds voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2022, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives. The Board also considered the Adviser’s role in overseeing third party sub-advisers, as applicable.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. The Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund and reviewed information regarding such SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees
183

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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF. In approving the continuance of the Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Agreement are fair and reasonable and that the continuance of the Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
184

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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	125	The Motley Fool Funds Trust (Trustee).
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	125	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008 - May 2017).	125	Principal Financial
Group (Director and Financial Committee Chair);
Bain Capital
Specialty
Finance
(Director); University of Notre Dame (Trustee);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
					(Director).
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc.(construction and real estate company) (February 2007 - April 2017).	125	Rydex Series Funds
Rydex Dynamic Funds
Rydex Variable Trust
Guggenheim Funds
Trust; Guggenheim
Variable Funds Trust;
Guggenheim Strategy
Funds Trust; Transparent
Value Trust; Fiduciary/
Claymore Energy
Infrastructure Fund;
Guggenheim Taxable
Municipal Managed
Duration Trust;
Guggenheim Strategic
Opportunities Fund;
Guggenheim Enhanced
Equity Income Fund;
Guggenheim Credit
Allocation Fund,
Guggenheim Energy
					& Income Fund, Guggenheim Active Allocation Fund (Trustee and Audit Committee Chair).
185

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman,
Fusion Acquisition Corp II. (February
2020 - Present);
Non-Executive Chairman,
Fusion Acquisition Corp.
(June 2020 - September 2021);
Retired Chairman and Director,
SSGA Funds Management, Inc.
(2005 - March 2020); Retired
Executive Vice President, State
Street Global Advisors (2012 -
March 2020); Retired Chief
Executive Officer and Manager,
State Street Global Advisors
Funds Distributors, LLC (May
2017 - March 2020); Director,
State Street Global Markets,
LLC (2013 - April 2017);
President, SSGA Funds
Management, Inc. (2005 - 2012);
Principal, State Street
Global Advisors (2000 - 2005).	136	The Select Sector SPDR Trust (November 2005 - Present); SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016 -
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
186

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - Present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
RYAN HILL SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1982	Assistant Treasurer	Term: Unlimited Served: since May 2022	Vice President, State Street Global Advisors and SSGA Funds Management Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Co. (May 2014 - May 2017).
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1976	Assistant Treasurer	Term: Unlimited Served: since May 2022	Vice President, State Street Global Advisors and SSGA Funds Management Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
187

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

DAVID BARR SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term:Unlimited Served:since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
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SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDRLEGACYEQAR

Annual Report
June 30, 2022
SPDR® Series Trust - Equity Funds
SPDR Dow Jones REIT ETF
SPDR Portfolio S&P 400 Mid Cap ETF
SPDR Portfolio S&P 500 ETF
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
SPDR Portfolio S&P 600 Small Cap ETF
SPDR Portfolio S&P 1500 Composite Stock Market ETF
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

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NOTES TO PERFORMANCE SUMMARIES (UNAUDITED)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Dow Jones U.S. Select REIT Index is designed to provide a measure of real estate securities that serve as proxies for direct real estate investing, in part by excluding securities whose value is not always closely tied to the value of the underlying real estate.
The S&P MidCap 400® Index provides investors with a benchmark for mid-sized companies. The index, which is distinct from the large-cap S&P 500®, measures the performance of mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment.
The S&P 500® Index is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over approximately 24 separate industry groups.
The S&P 500 Growth Index measures the performance of the large-capitalization growth segment of the U.S. equity market. The index consists of those stocks in the S&P Index exhibiting the strongest growth characteristics based on:(i) salesgrowth; (ii) earnings change to price; and (iii) momentum.
The S&P® 500 High Dividend Index is designed to measure the performance of the top 80 high dividend-yielding companies within the S&P 500® Index, based on dividend yield.
The S&P 500 Value Index measures the performance of the large-capitalization value segment in the U.S. equity market. The index consists of those stocks in the S&P 500 Index exhibiting the strongest value characteristics based on: (i) book value to price ratio; (ii) earnings to price ratio; and (iii) sales to price ratio.
The S&P® Small Cap 600® Index measures the performance of the small-capitalization sector in the U.S. equity market.
The S&P Composite 1500® Index is designed to measure the performance of the large-, mid-, and small-capitalization segments of the U.S. equity market. The Index consists of those stocks included in the S&P 500® Index, the S&P MidCap 400® Index, and the S&P SmallCap 600® Index. Each underlying index includes common stocks, listed on certain U.S. securities exchanges, that meet specific market capitalization requirements.
The S&P Aerospace & Defense Select Industry Index represents the aerospace & defense segment of the S&P Total Market Index.
The S&P Banks Select Industry Index represents the banks segment of the S&P Total Market Index.
The S&P Biotechnology Select Industry Index represents the biotechnology segment of the S&P Total Market Index.
The S&P High Yield Dividend Aristocrats Index is designed to measure the performance of the highest dividend yielding S&P Composite 1500 Index constituents that have followed a managed-dividends policy of consistently increasing dividends every year for at least 20 consecutive years.
The S&P Homebuilders Select Industry Index represents the homebuilders segment of the S&P Total Market Index.
The S&P Oil & Gas Exploration & Production Select Industry Index represents the oil and gas exploration and production segment of the S&P Total Market Index.
The S&P Regional Banks Select Industry Index represents the regional banks segment of the S&P Total Market Index.
See accompanying notes to financial statements.
1

SPDR Dow Jones REIT ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Dow Jones REIT ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded real estate investment trusts. The Fund’s benchmark is the Dow Jones U.S. Select REIT Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –6.69%, and the Index was –6.41%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Real Estate Investment Trusts (“REITs”) closed out the 4th calendar quarter with strong returns returning 17.2% for the quarter causing REITs to finish 2021 as one of the best-performing asset classes on a total return basis with Index returns of 45.9%. Performance was led by the self-storage, residential, industrial and retail property sectors. However Index performance faltered in 2022, returning –21.1% for the first half of the calendar year. Headwinds of tightening monetary policy and inflationary pressures have led to lower growth and corporate earnings expectations, weighing on the performance of REITs.
The Fund used equity index futures in order equitize cash and dividend receivables during the Reporting Period. The Fund’s use of equity index futures detracted from Fund performance relative to the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Federal Realty Investment Trust, Medical Properties Trust and Independence Realty Trust. The top negative contributors to the Fund’s performance during the Reporting Period were Prologis Inc, SL Green Realty Corp. and QTS Realty Trust Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Dow Jones REIT ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Dow Jones U.S. Select REIT Index	Net Asset Value	Market Value	Dow Jones U.S. Select REIT Index
ONE YEAR	(6.69)%	(6.63)%	(6.41)%	(6.69)%	(6.63)%	(6.41)%
FIVE YEARS	21.70%	21.75%	23.34%	4.01%	4.02%	4.28%
TEN YEARS	84.60%	84.77%	89.75%	6.32%	6.33%	6.61%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Dow Jones REIT ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.25%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Dow Jones REIT ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Prologis, Inc. REIT	9.0%
Equinix, Inc. REIT	6.2
Public Storage REIT	4.9
Realty Income Corp. REIT	4.2
Welltower, Inc. REIT	3.9
Digital Realty Trust, Inc. REIT	3.8
Simon Property Group, Inc. REIT	3.2
AvalonBay Communities, Inc. REIT	2.8
Equity Residential REIT	2.6
Extra Space Storage, Inc. REIT	2.4
TOTAL	43.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2022

		% of Net Assets
	Residential REITs	21.5%
	Specialized REITs	20.3
	Industrial REITs	16.1
	Retail REITs	14.8
	Health Care REITs	11.1
	Office REITs	8.3
	Diversified REITs	3.8
	Hotel & Resort REITs	3.4
	Short-Term Investments	0.7
	Liabilities in Excess of Other Assets	(0.0)*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR Portfolio S&P 400 Mid Cap ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio S&P 400 Mid Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of mid-capitalization exchange traded U.S. equity securities. The Fund’s benchmark is the S&P MidCap 400 Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –14.67%, and the Index was –14.64%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and Expenses contributed to the difference between the Fund’s performance and that of the Index.
The S&P 500 Index delivered modest returns of 0.58% in third quarter 2021. In the U.S., the economic growth remained strong during the quarter as the manufacturing and services sector contributed towards the economic progress. The Job market improved with approximately 850,000 and 943,000 jobs being added in June and July respectively which are the largest additions since August 2020. Mid-cap and small-cap companies had posted negative returns during the quarter with the S&P Midcap 400 Index declining by –1.76% and the Russell 2000 Index sliding by –4.36%.
Economic activity continued to expand in the fourth quarter of 2021, albeit at a measurably moderate pace, with several factors contributing to multiple headwinds. Supply chain bottlenecks continued to persist and sapped growth momentum during the quarter. Rising COVID-19 cases toward the end of the quarter triggered disruption to services and created further bottlenecks related to labor, transportation and goods. The S&P 500 Index gained 11.03% during the month. Mid-cap companies performed in line with their larger counterparts during the quarter with the S&P Midcap 400 Index rising by 8.00% while small-cap companies lagged on a relative basis with the Russell 2000 Index gaining only 2.14%.
In the U.S., concerns over the Russia-Ukraine War and tighter monetary policy negatively affected equity markets during the first quarter of 2022. The U.S. consumer sentiment was hit due to higher prices, as inflation rose to 7.9%, reaching a 40-year high. The Federal Reserve’s (“the Fed”) announced its first rate hike since 2018, raising the target rate by 0.25%, and clarified that further increases would be appropriate. On the positive side, the U.S. labour market remained robust, with the February jobs report coming in much better than expected and wage growth increasing by 5.1% year-over-year. Total nonfarm payrolls surpassed consensus forecasts, and the unemployment rate dropped to 3.8%, despite the labour force participation rate moving up to 62.3%. Earnings growth for U.S. companies stood at 30% year-over-year, beating expectations. The S&P 500 Index declined by 4.60% during the quarter. Mid-cap companies performed in line with their larger counterparts during the quarter. The S&P Midcap 400 Index declined by 4.88%, while small-cap companies underperformed their large and mid-cap counterparts, with the Russell 2000 Index declining by 7.53%.
In the U.S., equities declined 16% over the second quarter of 2022. Consumer sentiment dropped sharply despite lower levels of unemployment and stronger wage growth over the quarter. The Fed indicated its commitment toward bringing inflation under control by raising interest rates further. However, as an after effect, unemployment rates were also likely to rise, which was an area of concern for market participants. Signs of higher interest rates weighing on economic activity could be observed from 40% higher house prices compared with the start of 2020. Economic data also confirmed a decline in the number of home sales. The S&P 500 index declined by 16.10% during the quarter. Mid-cap companies performed in line with their larger counterparts during the quarter with the S&P Midcap 400 Index falling by 15.42% while small-cap companies lagged slightly with the Russell 2000 Index falling by 17.20%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Molina Healthcare, Camden Property and Factset Research. The top negative contributors to the Fund’s performance during the Reporting Period were RH, Cognex Corporation, and Boston Beer Company.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR Portfolio S&P 400 Mid Cap ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	S&P MidCap 400 Index(2)	Net Asset Value(1)	Market Value(1)	S&P MidCap 400 Index(2)
ONE YEAR	(14.67)%	(14.66)%	(14.64)%	(14.67)%	(14.66)%	(14.64)%
FIVE YEARS	40.21%	39.93%	40.60%	6.99%	6.95%	7.05%
TEN YEARS	171.82%	171.96%	174.71%	10.52%	10.52%	10.63%
(1)	Effective January 24, 2020, the Fund changed its benchmark index from the S&P 1000 Index to the S&P MidCap 400 Index. Effective August 31, 2016, the Fund changed its benchmark index from the Russell Small Cap Completeness Index to the S&P 1000 Index. Effective July 13, 2013, the Fund changed its benchmark from the Dow Jones U.S. Mid-Cap Total Stock Market Index to the Russell Small Cap Completeness Index. The Fund’s performance in the tables above and the graph below is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to January 24, 2020.
(2)	Index returns represent the Fund’s prior benchmark indices from June 30, 2010 through January 24, 2020 and the S&P MidCap 400 Index from January 24, 2020 through June 30, 2022.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio S&P 400 Mid Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.05%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR Portfolio S&P 400 Mid Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Targa Resources Corp.	0.7%
Carlisle Cos., Inc.	0.6
Steel Dynamics, Inc.	0.6
First Horizon Corp.	0.6
Alleghany Corp.	0.6
Service Corp. International	0.6
United Therapeutics Corp.	0.6
Essential Utilities, Inc.	0.6
Reliance Steel & Aluminum Co.	0.5
Fair Isaac Corp.	0.5
TOTAL	5.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

% of Net Assets
Industrials	18.3%
Financials	14.9
Consumer Discretionary	13.6
Information Technology	13.0
Health Care	10.2
Real Estate	9.2
Materials	6.9
Utilities	4.1
Consumer Staples	4.0
Energy	4.0
Communication Services	1.6
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR Portfolio S&P 500 ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio S&P 500 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –10.67%, and the Index was –10.62%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and cash drag, particularly around dividend distribution dates, were the primary drivers in the difference between the Fund’s performance and that of the Index.
Performance was strong during the first half of the fiscal year as the economy continued its momentum with its further “reopening” post COVID-19 amid increasing vaccination rates. However, supply chain issues continued and loomed as a possible headwind going forward. Inflation was bubbling up a bit but the Federal Reserve (“the Fed”) believed it to be transitory at the time as a result of the continued bounce back from the COVID-19 shutdown. The fourth quarter of 2021 was particularly strong for the equity markets as evidenced by the +11.03% return of the S&P 500 Index. Earnings growth saw its fourth consecutive quarter of 20%+ increases. The U.S. Congress was finally able to pass a bipartisan infrastructure spending bill as the Fed was just beginning to abandon the notion of inflation being transitory, paving the way for accelerated tapering and future rate hikes.
The second half of the year was just the opposite as the S&P 500 tumbled nearly –20% as it flirted with bear market territory. Commodity prices accelerated and supply side issues increased following the Russian invasion of Ukraine. Western countries ratcheted up sanctions against Russia in response to the invasion. Earnings saw their lowest level of growth in nearly two years. On the monetary front, many Central Banks raised their hawkish tone amid the stubbornness of inflation as it reached a 40 year high in the U.S.. As a result, there were over 50 rate hikes initiated across the globe. To make matters worse, fears of a recession permeated markets with U.S. housing and consumer spending numbers coming in especially weak.
The Fund used equity index futures contracts in order to equitize all cash and receivables during the Reporting Period. The Fund’s use of these contracts helped the Fund to track the Index more tightly.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were UnitedHealth Group Incorporated, Eli Lilly and Company, and Pfizer Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were PayPal Holdings, Inc., Meta Platforms Inc. Class A, and Amazon.com, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR Portfolio S&P 500 ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	S&P 500 Index(2)	Net Asset Value(1)	Market Value(1)	S&P 500 Index(2)
ONE YEAR	(10.67)%	(10.63)%	(10.62)%	(10.67)%	(10.63)%	(10.62)%
FIVE YEARS	70.92%	70.64%	71.33%	11.32%	11.28%	11.37%
TEN YEARS	235.81%	235.91%	238.57%	12.88%	12.88%	12.97%
(1)	Effective January 24, 2020, the Fund changed its benchmark index from the SSGA Large Cap Index to the S&P 500 Index. Effective November 16, 2017, the Fund changed its benchmark index from the Russell 1000 Index to the SSGA Large Cap Index. Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Total Stock Market Index to the Russell 1000 Index. The Fund’s performance in the tables above and graph below is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to January 24, 2020.
(2)	Index returns represent the Fund’s prior benchmark indices from June 30, 2011 through January 23, 2020 and the S&P 500 Index from January 24, 2020 through June 30, 2022.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio S&P 500 ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.03%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR Portfolio S&P 500 ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Apple, Inc.	6.6%
Microsoft Corp.	6.0
Amazon.com, Inc.	2.9
Alphabet, Inc. Class A	2.0
Alphabet, Inc. Class C	1.9
Tesla, Inc.	1.8
Berkshire Hathaway, Inc. Class B	1.5
UnitedHealth Group, Inc.	1.5
Johnson & Johnson	1.5
NVIDIA Corp.	1.2
TOTAL	26.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

% of Net Assets
Information Technology	26.8%
Health Care	15.1
Financials	10.8
Consumer Discretionary	10.5
Communication Services	8.9
Industrials	7.8
Consumer Staples	7.0
Energy	4.3
Utilities	3.1
Real Estate	2.9
Materials	2.6
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR Portfolio S&P 500 Growth ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio S&P 500 Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics. The Fund’s benchmark is S&P 500 Growth Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –16.45%, and the Index was –16.41%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and Expenses contributed to the difference between the Fund’s performance and that of the Index.
The S&P 500 Index delivered modest returns of 0.58% in third quarter 2021. In the U.S., the economic growth remained strong during the quarter as the manufacturing and services sector contributed towards the economic progress. The Job market improved with approximately 850,000 and 943,000 jobs being added in June and July respectively which are the largest additions since August 2020. Mid-cap and small-cap companies had posted negative returns during the quarter with the S&P Midcap 400 Index declining by –1.76% and the Russell 2000 Index sliding by –4.36%.
Economic activity continued to expand in the fourth quarter of 2021, albeit at a measurably moderate pace, with several factors contributing to multiple headwinds. Supply chain bottlenecks continued to persist and sapped growth momentum during the quarter. Rising COVID-19 cases toward the end of the quarter triggered disruption to services and created further bottlenecks related to labor, transportation and goods. The S&P 500 index gained 11.03% during the month. Mid-cap companies performed in line with their larger counterparts during the quarter with the S&P MidCap 400 Index rising by 8.00% while small-cap companies lagged on a relative basis with the Russell 2000 Index gaining only 2.14%.
In the U.S., concerns over the Russia-Ukraine War and tighter monetary policy negatively affected equity markets during the first quarter of 2022. The U.S. consumer sentiment was hit due to higher prices, as inflation rose to 7.9%, reaching a 40-year high. The Federal Reserve’s (“the Fed”) announced its first rate hike since 2018, raising the target rate by 0.25%, and clarified that further increases would be appropriate. On the positive side, the U.S. labor market remained robust, with the February jobs report coming in much better than expected and wage growth increasing by 5.1% year-over-year. Total nonfarm payrolls surpassed consensus forecasts, and the unemployment rate dropped to 3.8%, despite the labour force participation rate moving up to 62.3%. Earnings growth for U.S. companies stood at 30% year-over-year, beating expectations. The S&P 500 Index declined by 4.60% during the quarter. Mid-cap companies performed in line with their larger counterparts during the quarter. The S&P Midcap 400 Index declined by 4.88%, while small-cap companies underperformed their large and mid-cap counterparts, with the Russell 2000 Index declining by 7.53%.
In the U.S., equities declined 16% over the second quarter of 2022. Consumer sentiment dropped sharply despite lower levels of unemployment and stronger wage growth over the quarter. The Fed indicated its commitment toward bringing inflation under control by raising interest rates further. However, as an after effect, unemployment rates were also likely to rise, which was an area of concern for market participants. Signs of higher interest rates weighing on economic activity could be observed from 40% higher house prices compared with the start of 2020. Economic data also confirmed a decline in the number of home sales. The S&P 500 index declined by 16.10% during the quarter. Mid-cap companies performed in line with their larger counterparts during the quarter with the S&P MidCap 400 Index falling by 15.42% while small-cap companies lagged slightly with the Russell 2000 Index falling by 17.20%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were AbbVie, UnitedHealth Group Inc and Eli Lilly and Company. The top negative contributors to the Fund’s performance during the Reporting Period were Amazon.com, Meta Platforms Inc, and Apple Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
11

SPDR Portfolio S&P 500 Growth ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 500 Growth Index	Net Asset Value	Market Value	S&P 500 Growth Index
ONE YEAR	(16.45)%	(16.35)%	(16.41)%	(16.45)%	(16.35)%	(16.41)%
FIVE YEARS	87.41%	87.61%	88.04%	13.39%	13.41%	13.46%
TEN YEARS	277.11%	277.13%	282.12%	14.19%	14.20%	14.35%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio S&P 500 Growth ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.04%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
12

SPDR Portfolio S&P 500 Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Apple, Inc.	13.7%
Microsoft Corp.	12.6
Amazon.com, Inc.	6.1
Alphabet, Inc. Class A	4.3
Alphabet, Inc. Class C	3.9
Tesla, Inc.	3.7
NVIDIA Corp.	2.5
Meta Platforms, Inc. Class A	2.4
Eli Lilly & Co.	1.7
Home Depot, Inc.	1.4
TOTAL	52.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

		% of Net Assets
	Information Technology	43.9%
	Consumer Discretionary	15.3
	Health Care	12.5
	Communication Services	11.4
	Financials	6.8
	Industrials	3.3
	Real Estate	2.4
	Consumer Staples	1.8
	Materials	1.3
	Energy	1.1
	Utilities	0.1
	Short-Term Investments	0.1
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

SPDR Portfolio S&P 500 High Dividend ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio S&P 500 High Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded issuers that have high dividend yields. The Fund’s benchmark is S&P 500 High Dividend Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was 3.37%, and the Index was 3.48%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period was dominated by pandemic, war and inflation. It began amidst the continued global rollout of the COVID-19 vaccine, but it was also accompanied by GDP growth expectations that were blunted by concern about the Delta variant and the continuation of pandemic conditions. Amidst a tight labor market, concern about inflation began to intensify, despite assurances that higher inflation would be transitory. In September 2021, markets broke their long run of gains for the year and sold off on some of these concerns.
As the fourth quarter of 2021 began, markets were able to rebound and turn in strong performances for October. But market confidence continued to be shaken as inflation persisted, disruptions continued to plague the global supply chain, and the Federal Reserve’s (“the Fed”) provided indications that stronger measures would be necessary to fight higher inflation that would no longer be described as “transitory”. The emergence of a new Omicron variant also rattled markets and added to the uncertainty.
Inflation numbers continued to accelerate in the new year, and so did investors’ worries not just about more hawkish central bank actions but also about the length of time they would have to be in place. Markets began to sell off in earnest, but this time, economic concerns were compounded by geopolitical ones. Russia’s late February invasion of Ukraine sent markets reeling, particularly in Europe. Gas prices that were already climbing, particularly in the U.S., only climbed higher. Relief only came from a COVID-19 pandemic that appeared to be dwindling on an Omicron variant that was more contagious but much weaker.
There was no relief from inflation, however, as numbers continued to accelerate in the second quarter of 2022 and hit levels not seen for 40 years. In response, markets continued to decline and push into official bear market territory, with first-half losses also not seen in 40 years. Inflation continued to share headlines with war in Ukraine, COVID-19 resurgence and lockdowns in China, and confirmation that first quarter U.S. GDP growth was indeed negative.
Although the performance of the broader market was weak during the Reporting Period, the performance of high dividend stocks—which are closely correlated with value stocks—was relatively strong. The focus on high dividends captured this outperformance even further. At the beginning of the Reporting Period, the value premium had been underperforming for several years, and it continued this underperformance into the end of 2021. But as U.S. markets began their declines in 2022, value stocks were able to outperform. Outperformance was particularly strong in the last quarter of the Reporting Period.
The Fund used S&P 500 Index futures in order to equitize cash and receivables during the Reporting Period, which helped the Fund to track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were AbbVie Inc, Chevron Corp and Pfizer Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Vornado Realty Trust, Newell Brands Inc and International Paper Company.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
14

SPDR Portfolio S&P 500 High Dividend ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	S&P 500 High Dividend Index	Net Asset Value(1)	Market Value(1)	S&P 500 High Dividend Index
ONE YEAR	3.37%	3.47%	3.48%	3.37%	3.47%	3.48%
FIVE YEARS	44.08%	44.17%	44.50%	7.58%	7.59%	7.64%
SINCE INCEPTION	82.49%	82.64%	83.49%	9.40%	9.41%	9.50%
(1)	For the period October 21, 2015 to June 30, 2022. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/21/15, 10/22/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio S&P 500 High Dividend ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.07%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
15

SPDR Portfolio S&P 500 High Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Valero Energy Corp.	1.8%
Bristol-Myers Squibb Co.	1.6
Exxon Mobil Corp.	1.6
Marathon Petroleum Corp.	1.6
Consolidated Edison, Inc.	1.5
AbbVie, Inc.	1.5
Merck & Co., Inc.	1.5
Sempra Energy	1.5
Chevron Corp.	1.5
Organon & Co.	1.5
TOTAL	15.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

% of Net Assets
Utilities	19.2%
Energy	14.5
Financials	13.9
Real Estate	12.4
Consumer Staples	11.6
Health Care	11.1
Materials	6.2
Communication Services	6.0
Information Technology	2.5
Consumer Discretionary	1.1
Industrials	1.0
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

SPDR Portfolio S&P 500 Value ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio S&P 500 Value ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics. The Fund’s benchmark is S&P 500 Value Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –4.92%, and the Index was –4.86%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and Expenses contributed to the difference between the Fund’s performance and that of the Index.
The S&P 500 Index delivered modest returns of 0.58% in third quarter 2021. In the U.S., the economic growth remained strong during the quarter as the manufacturing and services sector contributed towards the economic progress. The Job market improved with approximately 850,000 and 943,000 jobs being added in June and July respectively which are the largest additions since August 2020. Mid-cap and small-cap companies had posted negative returns during the quarter with the S&P MidCap 400 Index declining by –1.76% and the Russell 2000 Index sliding by –4.36%.
Economic activity continued to expand in the fourth quarter of 2021, albeit at a measurably moderate pace, with several factors contributing to multiple headwinds. Supply chain bottlenecks continued to persist and sapped growth momentum during the quarter. Rising COVID-19 cases toward the end of the quarter triggered disruption to services and created further bottlenecks related to labor, transportation and goods. The S&P 500 index gained 11.03% during the month. Mid-cap companies performed in line with their larger counterparts during the quarter with the S&P MidCap 400 Index rising by 8.00% while small-cap companies lagged on a relative basis with the Russell 2000 Index gaining only 2.14%.
In the U.S., concerns over the Russia-Ukraine War and tighter monetary policy negatively affected equity markets during the first quarter of 2022. The U.S. consumer sentiment was hit due to higher prices, as inflation rose to 7.9%, reaching a 40-year high. The Federal Reserve’s (“the Fed”) announced its first rate hike since 2018, raising the target rate by 0.25%, and clarified that further increases would be appropriate. On the positive side, the U.S. labor market remained robust, with the February jobs report coming in much better than expected and wage growth increasing by 5.1% year-over-year. Total nonfarm payrolls surpassed consensus forecasts, and the unemployment rate dropped to 3.8%, despite the labour force participation rate moving up to 62.3%. Earnings growth for U.S. companies stood at 30% year-over-year, beating expectations. The S&P500 Index declined by 4.60% during the quarter. Mid-cap companies performed in line with their larger counterparts during the quarter. The S&P Midcap 400 Index declined by 4.88%, while small-cap companies underperformed their large and mid-cap counterparts, with the Russell 2000 Index declining by 7.53%.
In the U.S., equities declined 16% over the second quarter of 2022. Consumer sentiment dropped sharply despite lower levels of unemployment and stronger wage growth over the quarter. The Fed indicated its commitment toward bringing inflation under control by raising interest rates further. However, as an after effect, unemployment rates were also likely to rise, which was an area of concern for market participants. Signs of higher interest rates weighing on economic activity could be observed from 40% higher house prices compared with the start of 2020. Economic data also confirmed a decline in the number of home sales. The S&P 500 Index declined by 16.10% during the quarter. Mid-cap companies performed in line with their larger counterparts during the quarter with the S&P Midcap 400 Index falling by 15.42% while small-cap companies lagged slightly with the Russell 2000 Index falling by 17.20%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Chevron Corporation, Exxon Mobil Corporation and Pfizer Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Walt Disney Company, General Electric Company, and Intel Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
17

SPDR Portfolio S&P 500 Value ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 500 Value Index	Net Asset Value	Market Value	S&P 500 Value Index
ONE YEAR	(4.92)%	(4.86)%	(4.86)%	(4.92)%	(4.86)%	(4.86)%
FIVE YEARS	47.73%	47.82%	48.22%	8.12%	8.13%	8.19%
TEN YEARS	179.72%	179.91%	183.16%	10.83%	10.84%	10.97%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio S&P 500 Value ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.04%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
18

SPDR Portfolio S&P 500 Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Berkshire Hathaway, Inc. Class B	2.9%
Johnson & Johnson	2.8
Exxon Mobil Corp.	2.1
Procter & Gamble Co.	2.1
Chevron Corp.	1.7
UnitedHealth Group, Inc.	1.7
Coca-Cola Co.	1.5
Merck & Co., Inc.	1.4
Verizon Communications, Inc.	1.3
Visa, Inc. Class A	1.1
TOTAL	18.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

		% of Net Assets
	Health Care	17.5%
	Financials	14.5
	Industrials	11.9
	Consumer Staples	11.7
	Information Technology	11.1
	Energy	7.3
	Communication Services	6.6
	Consumer Discretionary	6.1
	Utilities	5.9
	Materials	3.8
	Real Estate	3.4
	Short-Term Investments	0.2
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
19

SPDR Portfolio S&P 600 Small Cap ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio S&P 600 Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities. The Fund’s benchmark is S&P SmallCap 600 Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –16.87%, and the Index was –16.81%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and Expenses contributed to the difference between the Fund’s performance and that of the Index.
The S&P 500 Index delivered modest returns of 0.58% in third quarter 2021. In the U.S., the economic growth remained strong during the quarter as the manufacturing and services sector contributed towards the economic progress. The Job market improved with approximately 850,000 and 943,000 jobs being added in June and July respectively which are the largest additions since August 2020. Mid-cap and small-cap companies had posted negative returns during the quarter with the S&P Midcap 400 Index declining by –1.76% and the Russell 2000 Index sliding by –4.36%.
Economic activity continued to expand in the fourth quarter of 2021, albeit at a measurably moderate pace, with several factors contributing to multiple headwinds. Supply chain bottlenecks continued to persist and sapped growth momentum during the quarter. Rising COVID-19 cases toward the end of the quarter triggered disruption to services and created further bottlenecks related to labor, transportation and goods. The S&P 500 Index gained 11.03% during the month. Mid-cap companies performed in line with their larger counterparts during the quarter with the S&P MidCap 400 Index rising by 8.00% while small-cap companies lagged on a relative basis with the Russell 2000 Index gaining only 2.14%.
In the U.S., concerns over the Russia-Ukraine War and tighter monetary policy negatively affected equity markets during the first quarter of 2022. The U.S. consumer sentiment was hit due to higher prices, as inflation rose to 7.9%, reaching a 40-year high. The Federal Reserve’s (“the Fed”) announced its first rate hike since 2018, raising the target rate by 0.25%, and clarified that further increases would be appropriate. On the positive side, the U.S. labour market remained robust, with the February jobs report coming in much better than expected and wage growth increasing by 5.1% year-over-year. Total nonfarm payrolls surpassed consensus forecasts, and the unemployment rate dropped to 3.8%, despite the labour force participation rate moving up to 62.3%. Earnings growth for U.S. companies stood at 30% year-over-year, beating expectations. The S&P 500 Index declined by 4.60% during the quarter. Mid-cap companies performed in line with their larger counterparts during the quarter. The S&P MidCap 400 Index declined by 4.88%, while small-cap companies underperformed their large and mid-cap counterparts, with the Russell 2000 Index declining by 7.53%.
In the U.S., equities declined 16% over the second quarter of 2022. Consumer sentiment dropped sharply despite lower levels of unemployment and stronger wage growth over the quarter. The Fed indicated its commitment toward bringing inflation under control by raising interest rates further. However, as an after effect, unemployment rates were also likely to rise, which was an area of concern for market participants. Signs of higher interest rates weighing on economic activity could be observed from 40% higher house prices compared with the start of 2020. Economic data also confirmed a decline in the number of home sales. The S&P 500 Index declined by 16.10% during the quarter. Mid-cap companies performed in line with their larger counterparts during the quarter with the S&P Midcap 400 Index falling by 15.42% while small-cap companies lagged slightly with the Russell 2000 Index falling by 17.20%.
The Fund used Russell 2000 Index Futures in order to equitize cash and dividend receivables during the Reporting Period. The Fund’s use of index futures helped the Fund track the Index/detracted from Fund performance relative to the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Matador Resources Company, Stamps.com and Lantheus Holdings Inc. The top negative contributors to the Fund’s performance during the Reporting Period were NeoGenomics, Inc, 3D Systems Corporation, and GameStop Corp. Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
20

SPDR Portfolio S&P 600 Small Cap ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1) (2)	Market Value(1) (2)	S&P SmallCap 600 Index(3)	Net Asset Value(1) (2)	Market Value(1) (2)	S&P SmallCap 600 Index(3)
ONE YEAR	(16.87)%	(16.86)%	(16.81)%	(16.87)%	(16.86)%	(16.81)%
FIVE YEARS	40.47%	40.53%	40.81%	7.03%	7.04%	7.08%
SINCE INCEPTION(2)	108.57%	108.61%	108.63%	8.53%	8.53%	8.54%
(1)	Effective January 24, 2020, the Fund changed its benchmark index from the SSGA Small Cap Index to the S&P SmallCap 600 Index. Effective November 16, 2017, the Fund changed its benchmark index from the Russell 2000 Index to the SSGA Small Cap Index. The Fund’s performance in the tables above and graph below is based on the Fund’s prior investment strategy to track different indices for periods prior to January 24, 2020.
(2)	For the period July 8, 2013 to June 30, 2022. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/8/13, 7/9/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
(3)	Index returns represent the Fund’s prior benchmark indices from July 8, 2013 through January 23, 2020 and the S&P SmallCap 600 Index from January 24, 2020 through June 30, 2022.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio S&P 600 Small Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.05%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
21

SPDR Portfolio S&P 600 Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Southwestern Energy Co.	0.8%
Agree Realty Corp. REIT	0.6
Omnicell, Inc.	0.6
AMN Healthcare Services, Inc.	0.6
Rogers Corp.	0.6
ExlService Holdings, Inc.	0.6
Vonage Holdings Corp.	0.6
Exponent, Inc.	0.5
Helmerich & Payne, Inc.	0.5
Lantheus Holdings, Inc.	0.5
TOTAL	5.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

% of Net Assets
Financials	18.1%
Industrials	16.2
Information Technology	13.4
Health Care	12.4
Consumer Discretionary	11.4
Real Estate	7.6
Consumer Staples	5.6
Materials	5.4
Energy	5.2
Utilities	2.3
Communication Services	2.1
Short-Term Investments	4.2
Liabilities in Excess of Other Assets	(3.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
22

SPDR Portfolio S&P 1500 Composite Stock Market ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio S&P 1500 Composite Stock Market ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks a broad universe of exchange traded U.S. equity securities. The Fund’s benchmark is the S&P Composite 1500 Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –11.02%, and the Index was –11.02%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Economic growth was strong to start the Reporting Period, as the manufacturing and services sector contributed towards the economic progress. The Job market improved with 943,000 jobs being added July 2021 respectively which are the largest additions since August 2020. Sectors like travel and tourism that were impacted by reopening had a strong contribution during the last half of 2021.
At the start of 2022, concerns over the Russia-Ukraine War and tighter monetary policy weighed on equity markets. Geopolitical risks remained elevated amid the ongoing Russia-Ukraine War and continued escalations between the United States and China over Taiwan. U.S. consumer sentiment was negatively impacted by higher prices, as inflation rose to 7.9%, reaching a 40-year high. The Federal Reserve (the “Fed”) announced its first rate hike since 2018, raising the target rate by 0.25%, and clarified that further increases would be appropriate. On the positive side, the U.S. labour market remained robust, with the February jobs report coming in much better than expected and wage growth increasing by 5.1% year-over-year. Markets remained volatile in the second quarter of 2022 and equities and bonds posted sharp declines which negatively impacted the Fund’s performance during the Reporting Period.
The Fund used equity index futures in order to equitize cash and receivables during the Reporting Period. The Fund’s use of futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were UnitedHealth Group, Eli Lilly, and Pfizer. The top negative contributors to the Fund’s performance during the Reporting Period were Amazon, Meta Platforms, and PayPal.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
23

SPDR Portfolio S&P 1500 Composite Stock Market ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	S&P Composite 1500 Index(2)	Net Asset Value(1)	Market Value(1)	S&P Composite 1500 Index(2)
ONE YEAR	(11.02)%	(10.92)%	(11.02)%	(11.02)%	(10.92)%	(11.02)%
FIVE YEARS	68.20%	67.96%	68.36%	10.96%	10.93%	10.98%
TEN YEARS	230.10%	230.54%	232.59%	12.68%	12.70%	12.77%
(1)	Effective January 24, 2020, the Fund changed it's benchmark index from the SSGA Total Stock Market Index to the S&P Composite 1500 Index. Effective November 16, 2017, the Fund changed its benchmark index from the Russell 3000 Index to the SSGA Total Stock Market Index. Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Total Stock Market Index to the Russell 3000 Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to January 24, 2020.
(2)	Index returns represent the Fund’s prior benchmark indices from June 30, 2011 through January 23, 2020 and the S&P Composite 1500 Index from January 24, 2020 through June 30, 2022.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio S&P 1500 Composite Stock Market ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.03%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
24

SPDR Portfolio S&P 1500 Composite Stock Market ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Apple, Inc.	6.1%
Microsoft Corp.	5.5
Amazon.com, Inc.	2.7
Alphabet, Inc. Class A	1.9
Alphabet, Inc. Class C	1.7
Tesla, Inc.	1.6
Berkshire Hathaway, Inc. Class B	1.4
UnitedHealth Group, Inc.	1.4
Johnson & Johnson	1.3
NVIDIA Corp.	1.1
TOTAL	24.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

% of Net Assets
Information Technology	25.7%
Health Care	14.7
Financials	11.3
Consumer Discretionary	10.8
Industrials	8.6
Communication Services	8.3
Consumer Staples	6.8
Energy	4.3
Real Estate	3.3
Utilities	3.1
Materials	2.9
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
25

SPDR S&P Aerospace & Defense ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Aerospace & Defense ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the aerospace and defense segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Aerospace & Defense Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –23.65%, and the Index was –23.43%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index
The Aerospace & Defense Industry had a disappointing fiscal year giving back almost half of last period’s gains. The Index lost over 23% and lagged the struggling S&P 500 Index by almost 13% for the entire Reporting Period. In fact, the third fiscal quarter, coinciding with the start of the calendar year, is the only real highlight for the Index. During that first calendar quarter of 2022, the industry gained 7.07% while the broader U.S. market was losing 4.60%. The bump specifically to Defensive stocks came as the Russia/Ukraine conflict surfaced. Global military spending increased by 0.7% over this period (according to CNN) and the Federal government’s sizeable commitment to the Ukrainian aid buoyed the industry as well. Aerospace stocks struggled throughout the Reporting Period as fuel prices rose and the COVID-19 pandemic continued to impair airlines. In late March, CEOs for some of the country’s largest airlines (including Delta, JetBlue, and United) collectively wrote a letter to President Biden imploring him to lift the mask mandate and testing requirements for international travel. This request was essentially granted towards the end of the fiscal year.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Northrop Grumman Corp, Lockheed Martin Corp., and General Dynamics Corp. The top negative contributors to the Fund’s performance during the Reporting Period were Rocket Lab USA, Astra Space, and Virgin Galactic Holdings.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
26

SPDR S&P Aerospace & Defense ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Aerospace & Defense Select Industry Index	Net Asset Value	Market Value	S&P Aerospace & Defense Select Industry Index
ONE YEAR	(23.65)%	(23.62)%	(23.43)%	(23.65)%	(23.62)%	(23.43)%
FIVE YEARS	48.98%	49.03%	51.58%	8.30%	8.31%	8.67%
TEN YEARS	288.43%	288.46%	302.79%	14.53%	14.53%	14.95%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Aerospace & Defense ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
27

SPDR S&P Aerospace & Defense ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Boeing Co.	3.9%
Mercury Systems, Inc.	3.8
BWX Technologies, Inc.	3.7
Northrop Grumman Corp.	3.7
Huntington Ingalls Industries, Inc.	3.7
Aerojet Rocketdyne Holdings, Inc.	3.6
Raytheon Technologies Corp.	3.6
L3Harris Technologies, Inc.	3.6
Lockheed Martin Corp.	3.6
General Dynamics Corp.	3.5
TOTAL	36.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2022

% of Net Assets
Aerospace & Defense	99.9%
Short-Term Investments	3.7
Liabilities in Excess of Other Assets	(3.6)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
28

SPDR S&P Bank ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Bank ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded national money centers and leading regional banks. The Fund’s benchmark is the S&P Banks Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –12.36%, and the Index was –12.01%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses/cash drag/cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Bank stocks performed well over the final two quarters of 2021 driven by improvements in the U.S. economy and with the improving job market and an injection of capital through infrastructure spending. During the final 2 quarters of 2021, the S&P Bank Select Industry Index returned 7.8%. However, the 6 months of 2022, brought the index into negative territory as the S&P Bank Select Industry Index returned –15.5% for this six month period. While higher interest rates generally favor bank earnings, much of this negative performance was driven by the effects of higher inflation and the fears of a looming recession.
In Q3 2021, in the U.S., the economic growth remained strong during the quarter as the manufacturing and services sector contributed towards the economic progress. The Job market improved with approximately 850,000 943,000 jobs being added in July which are the largest additions since August 2020. Sectors like travel and tourism that were impacted by reopening had a strong contribution during the quarter. The consumer price index (CPI) stayed at the decade highs of 5.4% year over year. During this quarter, the S&P Banks Select Industry Index returned 3.7%.
During the 4th quarter of 2021, U.S. President Joe Biden made progress on his infrastructure spending proposals by signing the long-awaited Infrastructure Investment and Jobs Act, which is a US$1.2 trillion bipartisan infrastructure bill. The bill includes US$550 billion of additional spending in order to upgrade roads, bridges and railways and deploy electric vehicle charging stations across the U.S.. With the announcement of a sizeable injection of capital into the U.S. markets, the S&P Banks Select Industry Index returned 3.9% for the quarter.
For the 1st quarter of 2022, concerns over the Russia-Ukraine War and tighter monetary policy negatively affected U.S. equity markets during the quarter. The U.S. consumer sentiment was hit due to higher prices, as inflation rose to 7.9%, reaching a 40-year high. The Federal Reserve’s (“the Fed”) announced its first rate hike since 2018, raising the target rate by 0.25%, and clarified that further increases would be appropriate. On the positive side, the U.S. labor market remained robust, with the February jobs report coming in much better than expected and wage growth increasing by 5.1% year-over-year. Total nonfarm payrolls surpassed consensus forecasts, and the unemployment rate dropped to 3.8%, despite the labor force participation rate moving up to 62.3%. Earnings growth for U.S. companies stood at 30% year-over-year, beating expectations. However, labor markets couldn’t help the S&P Banks Select Industry Index and it dropped –3.4% for the quarter.
In the U.S., equities declined over the 2nd quarter with the S&P Banks Select Industry Index down –15.5%. Consumer sentiment dropped sharply despite lower levels of unemployment and stronger wage growth over the quarter. The Fed indicated its commitment toward bringing inflation under control by raising interest rates further. However, as an aftereffect, unemployment rates were also likely to rise, which was an area of concern for market participants.
Signs of higher interest rates weighing on economic activity could be observed from 40% higher house prices compared with the start of 2020. Economic data also confirmed a decline in the number of home sales.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were First Horizon Corp, CVB Financial, and People’s United Financial. The top negative contributors to the Fund’s performance during the Reporting Period were Rocket Companies Inc, Live Oak Bancshares, and Silver Gate Capital Corp.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
29

SPDR S&P Bank ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Banks Select Industry Index	Net Asset Value	Market Value	S&P Banks Select Industry Index
ONE YEAR	(12.36)%	(12.30)%	(12.01)%	(12.36)%	(12.30)%	(12.01)%
FIVE YEARS	13.36%	13.46%	15.18%	2.54%	2.56%	2.87%
TEN YEARS	143.92%	143.97%	152.35%	9.33%	9.33%	9.70%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Bank ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
30

SPDR S&P Bank ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
First Interstate BancSystem, Inc. Class A	1.3%
Texas Capital Bancshares, Inc.	1.3
Truist Financial Corp.	1.3
First Citizens BancShares, Inc. Class A	1.3
First Republic Bank	1.2
Umpqua Holdings Corp.	1.2
SouthState Corp.	1.2
Columbia Banking System, Inc.	1.2
United Bankshares, Inc.	1.2
Prosperity Bancshares, Inc.	1.2
TOTAL	12.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2022

% of Net Assets
Banks	80.9%
Thrifts & Mortgage Finance	12.2
Diversified Financial Services	4.4
Capital Markets	2.4
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(2.0)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
31

SPDR S&P Biotech ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Biotech ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the aerospace and defense segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Biotechnology Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –45.23%, and the Index was –45.14%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
COVID-19 variants, poor market conditions, and reduced mergers and acquisition activity were primary drivers of Fund performance during the Reporting Period.
One way that Biotech companies measure success is through developing new drug programs and experiencing successful testing trials. The COVID-19 variants delta and omicron had negative impacts on Biotech companies pushing these along during the Reporting Period.
Poor market performance has also greatly impacted the industry. Companies have been forced to cut funding for programs and announce significant layoffs, hurting stock prices.
A leading indicator for the Biotech industry has always been mergers and acquisition activity. Due to market forces mentioned above, and possibly the lack of in-person industry conferences/meetings since the beginning of 2020, M&A activity slowed during the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Turning Point Therapeutics, Inc., Biohaven Pharmaceutical Holding Company Ltd., and Chemocentryx, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were TG Therapeutics, Inc., Inovio Pharmaceuticals, Inc., and Heron Therapeutics Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
32

SPDR S&P Biotech ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Biotechnology Select Industry Index	Net Asset Value	Market Value	S&P Biotechnology Select Industry Index
ONE YEAR	(45.23)%	(45.18)%	(45.14)%	(45.23)%	(45.18)%	(45.14)%
FIVE YEARS	(3.25)%	(3.17)%	(3.10)%	(0.66)%	(0.64)%	(0.63)%
TEN YEARS	159.97%	160.31%	155.70%	10.03%	10.04%	9.84%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Biotech ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
33

SPDR S&P Biotech ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Global Blood Therapeutics, Inc.	1.5%
Iovance Biotherapeutics, Inc.	1.4
Twist Bioscience Corp.	1.4
Amicus Therapeutics, Inc.	1.3
Seagen, Inc.	1.3
Novavax, Inc.	1.3
Fate Therapeutics, Inc.	1.3
Karuna Therapeutics, Inc.	1.3
PTC Therapeutics, Inc.	1.3
Intellia Therapeutics, Inc.	1.3
TOTAL	13.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2022

% of Net Assets
Biotechnology	100.0%
Short-Term Investments	8.7
Liabilities in Excess of Other Assets	(8.7)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
34

SPDR S&P Dividend ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded issuers that have historically followed a policy of making dividend payments. The Fund’s benchmark is the S&P High Yield Dividend Aristocrats Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –0.28%, and the Index was 0.09%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses and a slight cash drag contributed to the difference between the Fund’s performance and that of the Index.
Economic growth remained strong during the 3rd quarter of 2021 as the manufacturing and services sector contributed towards the economic progress. The Job market improved with approximately 943,000 jobs being added in July which is the largest additions since August 2020. Economic activity continued to expand in the last quarter of 2021, albeit at a measurably moderate pace, with several factors contributing to multiple headwinds. Supply chain bottlenecks continued to persist and sapped growth momentum during the quarter. Rising COVID-19 cases toward the end of the quarter triggered disruption to services and created further bottlenecks related to labor, transportation and goods.
Concerns over the Russia-Ukraine War and tighter monetary policy negatively affected equity markets during the first quarter of 2022. The U.S. consumer sentiment was hit due to higher prices, as inflation rose to 7.9%, reaching a 40-year high. The Federal Reserve’s (“the Fed”) announced its first rate hike since 2018, raising the target rate by 0.25%, and clarified that further increases would be appropriate. On the positive side, the U.S. labor market remained robust, with the February jobs report coming in much better than expected and wage growth increasing by 5.1% year-over-year. Total nonfarm payrolls surpassed consensus forecasts, and the unemployment rate dropped to 3.8%, despite the labor force participation rate moving up to 62.3%. Earnings growth for U.S. companies stood at 30% year-over-year, beating expectations.
Equities declined broadly over the second quarter of 2022. Consumer sentiment dropped sharply despite lower levels of unemployment and stronger wage growth over the quarter. The Fed indicated its commitment toward bringing inflation under control by raising interest rates further. However, as an after effect, unemployment rates were also likely to rise, which was an area of concern for market participants. Signs of higher interest rates weighing on economic activity could be observed from 40% higher house prices compared with the start of 2020. Economic data also confirmed a decline in the number of home sales.
Although the performance of the broader market was weak during the Reporting Period, the performance of high dividend stocks—which are closely correlated with value stocks—was relatively strong. At the beginning of the Reporting Period, the value premium had been underperforming for several years, and it continued this underperformance into the end of 2021. But as U.S. markets began their declines in 2022, value stocks were able to outperform. Outperformance was particularly strong in the last quarter of the Reporting Period. As a result, the Fund’s –0.28% return during the Reporting Period was significantly better than the S&P 500 Index’s –11.01% return over the same period.
The Fund used index futures contracts in order to equitize cash and receivables during the Reporting Period. The Fund’s use of index futures contracts helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Chevron Corp, Exxon Mobil Corp and Abbvie Inc. The top negative contributors to the Fund’s performance during the Reporting Period were VF Corp, 3M Company and Leggett & Platt Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
35

SPDR S&P Dividend ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P High Yield Dividend Aristocrats Index	Net Asset Value	Market Value	S&P High Yield Dividend Aristocrats Index
ONE YEAR	(0.28)%	(0.21)%	0.09%	(0.28)%	(0.21)%	0.09%
FIVE YEARS	57.03%	57.12%	59.86%	9.45%	9.46%	9.84%
TEN YEARS	209.54%	209.59%	221.70%	11.96%	11.96%	12.39%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Dividend ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
36

SPDR S&P Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
International Business Machines Corp.	2.2%
Leggett & Platt, Inc.	2.0
Amcor PLC	1.9
National Retail Properties, Inc. REIT	1.8
Exxon Mobil Corp.	1.8
UGI Corp.	1.7
Realty Income Corp. REIT	1.7
Kimberly-Clark Corp.	1.6
Franklin Resources, Inc.	1.6
South Jersey Industries, Inc.	1.5
TOTAL	17.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2022

% of Net Assets
Industrials	16.7%
Consumer Staples	16.2
Financials	15.4
Utilities	15.2
Materials	9.3
Consumer Discretionary	7.6
Health Care	5.8
Real Estate	5.5
Information Technology	3.5
Energy	3.2
Communication Services	1.3
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
37

SPDR S&P Homebuilders ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Homebuilders ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the homebuilding segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Homebuilders Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –24.73%, and the Index was –24.48%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
A favorable environment for the broader U.S. housing industry fueled the positive momentum of homebuilders over the first half of the Reporting Period. The Index advanced over 17% through December, as supply/demand fundamentals and growth in household formation remained robust. At the beginning of 2022 however, multiple headwinds weighed on the industry. Soaring home prices and the higher rate backdrop significantly pressured buyer affordability. U.S. consumer sentiment suffered a setback as energy prices rose and inflation reached a 40-year high. The Index declined over 40% over the second half of the Reporting Period.
Few constituents in the Index ended the Reporting Period in positive territory. Builders FirstSource Inc (BLDR), a company that engages in the supply and manufacture of building materials, manufactured components and construction services to professional homebuilders, subcontractors, remodelers and consumers, was one of the top contributors to performance. BLDR advanced over 90% over the first half of the Reporting Period after reporting results well above expectations, before plunging over 35% over the second half of the Reporting Period.
Homefurnishing retail was the worst performing sub-industry in the Index. RH, the high-end furniture seller formerly known as Restoration Hardware, cut its financial targets, citing a weaker-than-expected economic environment. A decline in luxury home sales and the prospects of the Federal Reserve further raising the federal funds rate also expected to contribute to declining sales and a decrease in household spending.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Carlisle Companies Incorporated, Tempur Sealy International Inc and Builders FirstSource, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Trex Company Inc, Fortune Brands Home & Security, Inc and RH.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
38

SPDR S&P Homebuilders ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Homebuilders Select Industry Index	Net Asset Value	Market Value	S&P Homebuilders Select Industry Index
ONE YEAR	(24.73)%	(24.66)%	(24.48)%	(24.73)%	(24.66)%	(24.48)%
FIVE YEARS	48.50%	48.66%	50.44%	8.23%	8.25%	8.51%
TEN YEARS	175.51%	175.50%	183.80%	10.67%	10.67%	10.99%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Homebuilders ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
39

SPDR S&P Homebuilders ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Lennox International, Inc.	4.1%
Trane Technologies PLC	3.9
NVR, Inc.	3.8
Carrier Global Corp.	3.8
Home Depot, Inc.	3.8
Lennar Corp. Class A	3.8
PulteGroup, Inc.	3.7
Whirlpool Corp.	3.7
Toll Brothers, Inc.	3.7
Mohawk Industries, Inc.	3.7
TOTAL	38.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2022

% of Net Assets
Building Products	45.9%
Homebuilding	32.0
Home Improvement Retail	11.0
Home Furnishings	3.7
Household Appliances	3.7
Homefurnishing Retail	3.6
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(2.7)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
40

SPDR S&P Oil & Gas Exploration & Production ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Oil & Gas Exploration & Production ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the oil and gas exploration and production segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Oil & Gas Exploration & Production Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was 25.79%, and the Index was 26.28%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses, cash drag, futures and cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Fund’s performance was flat during the first second half of 2021 as the economy continued its momentum with its further “reopening” post COVID-19 amid increasing vaccination rates. Energy was one of the weakest performing sectors in the S&P 500 Index during the second half of 2021. Supply chain issues continued and loomed as a possible headwind going forward. Inflation was bubbling up a bit but the Federal Reserve’s (“the Fed”) believed it to be transitory at the time as a result of the continued bounce back from the COVID-19 shutdown. Earnings growth saw its fourth consecutive quarter of 20%+ increases. The U.S. Congress was finally able to pass a bipartisan infrastructure spending bill as the Fed was just beginning to abandon the notion of inflation being transitory, paving the way for accelerated tapering and future rate hikes.
In the first half of 2022 the S&P 500 Index tumbled nearly –20% as it flirted with bear market territory while Energy sector soared over 30%. Oil prices jumped in the first quarter of 2022 as commodity prices accelerated and supply side issues increased following the Russian invasion of Ukraine. Western countries ratcheted up sanctions against Russia in response to the invasion. In their March Oil Market Report, the International Energy Agency noted that the prospect of large-scale disruptions to Russian oil production is threatening to create a global oil supply shock. Earnings saw their lowest level of growth in nearly two years. The oil & gas market reversed its upward trend in June on anticipations of a global slowdown, while OPEC, China and the U.S. desperately tried to ease the supply-demand imbalance. On the monetary front, many Central Banks raised their hawkish tone amid the stubbornness of inflation as it reached a 40 year high in the U.S. As a result, there were over 50 rate hikes initiated across the globe. To make matters worse, fears of a recession permeated markets with U.S. housing and consumer spending numbers coming in especially weak.
The Fund used futures in order to equitize receivables and cash to obtain market exposure during the Reporting Period. The Fund’s use of helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Antero Resources Corporation, Devon Energy Corporation, and PBF Energy, Inc. Class A. The top negative contributors to the Fund’s performance during the Reporting Period were Gevo, Inc. Callon Petroleum Company, and Gevo, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
41

SPDR S&P Oil & Gas Exploration & Production ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Oil & Gas Exploration & Production Select Industry Index	Net Asset Value	Market Value	S&P Oil & Gas Exploration & Production Select Industry Index
ONE YEAR	25.79%	25.80%	26.28%	25.79%	25.80%	26.28%
FIVE YEARS	1.61%	1.58%	2.83%	0.32%	0.31%	0.56%
TEN YEARS	(31.80)%	(31.78)%	(30.77)%	(3.75)%	(3.75)%	(3.61)%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Oil & Gas Exploration & Production ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
42

SPDR S&P Oil & Gas Exploration & Production ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Continental Resources, Inc.	2.5%
Occidental Petroleum Corp.	2.5
Exxon Mobil Corp.	2.3
Hess Corp.	2.3
Chevron Corp.	2.3
Pioneer Natural Resources Co.	2.3
HF Sinclair Corp.	2.2
Texas Pacific Land Corp.	2.2
Diamondback Energy, Inc.	2.1
Kosmos Energy, Ltd.	2.1
TOTAL	22.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2022

% of Net Assets
Oil, Gas & Consumable Fuels	100.1%
Short-Term Investments	3.7
Liabilities in Excess of Other Assets	(3.8)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
43

SPDR S&P Regional Banking ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Regional Banking ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the regional banking segment of the U.S. banking industry. The Fund’s benchmark is the S&P Regional Banks Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –9.37%, and the Index was –9.01%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
Regional banks stocks started off in positive territory during the first half of the Reporting Period. As interest rates began to rise, higher rates charged on loan products and mortgages also translated to higher profits for regional banks. Increased confidence in the economy as the pandemic fears started to decline also kept returns in the black. Unfortunately, this trend upward failed to continue during the first six months of 2022 as the Index declined over –17% the final two quarters of the Reporting Period. Although regional banks have the propensity to move with the ebbs and flows of the economy, when the economy is not thriving, regional banks tend to trend lower as well. This decline was caused by concerns of slowing economic recovery, rising gas prices and increasing volatility due to the continued war in Ukraine.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were M&T Bank Corporation, First Horizon Corporation and People’s United Financial, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were PacWest Bancorp, Live Oak Bancshares, Inc. and Silvergate Capital Corp. Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
44

SPDR S&P Regional Banking ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Regional Banks Select Industry Index	Net Asset Value	Market Value	S&P Regional Banks Select Industry Index
ONE YEAR	(9.37)%	(9.31)%	(9.01)%	(9.37)%	(9.31)%	(9.01)%
FIVE YEARS	19.01%	19.10%	20.97%	3.54%	3.56%	3.88%
TEN YEARS	161.00%	160.84%	170.88%	10.07%	10.06%	10.48%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Regional Banking ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
45

SPDR S&P Regional Banking ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2022

Description	% of Net Assets
Truist Financial Corp.	1.5%
First Citizens BancShares, Inc. Class A	1.5
First Republic Bank	1.5
SouthState Corp.	1.5
Prosperity Bancshares, Inc.	1.5
Cullen/Frost Bankers, Inc.	1.5
PNC Financial Services Group, Inc.	1.5
First Horizon Corp.	1.5
Popular, Inc.	1.5
Bank OZK	1.4
TOTAL	14.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2022

% of Net Assets
Banks	99.1%
Thrifts & Mortgage Finance	0.6
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
46

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.3%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 99.3%
Acadia Realty Trust REIT	168,846	$ 2,637,375
Agree Realty Corp. REIT	133,770	9,648,830
Alexandria Real Estate Equities, Inc. REIT	264,381	38,343,177
American Assets Trust, Inc. REIT	93,689	2,782,563
American Campus Communities, Inc. REIT	248,292	16,007,385
American Homes 4 Rent Class A REIT (a)	525,936	18,639,172
Americold Realty Trust, Inc. REIT	479,230	14,396,069
Apartment Income REIT Corp.	279,561	11,629,738
Apartment Investment & Management Co. Class A REIT (b)	271,727	1,739,053
Apple Hospitality REIT, Inc.	378,851	5,557,744
Ashford Hospitality Trust, Inc. REIT (a) (b)	61,325	366,724
AvalonBay Communities, Inc. REIT	248,852	48,339,501
Boston Properties, Inc. REIT	253,827	22,585,526
Brandywine Realty Trust REIT	304,990	2,940,104
Brixmor Property Group, Inc. REIT	533,147	10,774,901
Broadstone Net Lease, Inc. REIT	301,364	6,180,976
Camden Property Trust REIT	189,559	25,491,894
CareTrust REIT, Inc.	172,678	3,184,182
Centerspace REIT	27,328	2,228,598
Chatham Lodging Trust REIT (b)	86,888	907,980
City Office REIT, Inc.	77,509	1,003,742
Community Healthcare Trust, Inc. REIT	41,994	1,520,603
Corporate Office Properties Trust REIT	200,143	5,241,745
Cousins Properties, Inc. REIT	264,767	7,739,139
CubeSmart REIT	399,416	17,063,052
DiamondRock Hospitality Co. REIT (b)	375,253	3,080,827
Digital Realty Trust, Inc. REIT	506,685	65,782,914
Diversified Healthcare Trust REIT	425,362	774,159
Douglas Emmett, Inc. REIT	312,871	7,002,053
Duke Realty Corp. REIT	684,230	37,598,438
Easterly Government Properties, Inc. REIT (a)	161,534	3,075,607
EastGroup Properties, Inc. REIT	74,209	11,452,675
Empire State Realty Trust, Inc. Class A REIT	243,131	1,709,211
EPR Properties REIT	133,398	6,260,368
Equinix, Inc. REIT	161,969	106,416,872
Equity Commonwealth REIT (a) (b)	200,540	5,520,866
Equity LifeStyle Properties, Inc. REIT	307,841	21,693,555
Equity Residential REIT	608,970	43,979,813
Security Description	Shares	Value
Essential Properties Realty Trust, Inc. REIT	232,571	$ 4,997,951
Essex Property Trust, Inc. REIT	116,284	30,409,429
Extra Space Storage, Inc. REIT	239,023	40,662,593
Federal Realty OP LP, REIT	127,267	12,184,543
First Industrial Realty Trust, Inc. REIT	234,942	11,155,046
Four Corners Property Trust, Inc. REIT	143,077	3,804,417
Franklin Street Properties Corp. REIT (a)	165,201	688,888
Getty Realty Corp. REIT	72,374	1,917,911
Global Medical REIT, Inc.	109,634	1,231,190
Global Net Lease, Inc. REIT	184,462	2,611,982
Healthcare Realty Trust, Inc. REIT	269,882	7,340,790
Healthcare Trust of America, Inc. Class A REIT	407,699	11,378,879
Healthpeak Properties, Inc. REIT	960,268	24,880,544
Hersha Hospitality Trust REIT (b)	58,855	577,368
Highwoods Properties, Inc. REIT	187,165	6,399,171
Host Hotels & Resorts, Inc. REIT	1,272,144	19,947,218
Hudson Pacific Properties, Inc. REIT	257,356	3,819,163
Independence Realty Trust, Inc. REIT	393,147	8,149,937
Industrial Logistics Properties Trust REIT (a)	116,448	1,639,588
Innovative Industrial Properties, Inc. REIT	49,748	5,465,813
Invitation Homes, Inc. REIT	1,086,294	38,650,341
JBG SMITH Properties REIT	193,559	4,575,735
Kilroy Realty Corp. REIT	186,945	9,782,832
Kimco Realty Corp. REIT	1,099,994	21,746,881
Kite Realty Group Trust REIT	389,804	6,739,711
Life Storage, Inc. REIT	150,150	16,765,749
LTC Properties, Inc. REIT	70,192	2,694,671
LXP Industrial Trust REIT	510,172	5,479,247
Macerich Co. REIT	381,995	3,327,176
Medical Properties Trust, Inc. REIT	1,068,096	16,309,826
Mid-America Apartment Communities, Inc. REIT	205,463	35,888,222
National Health Investors, Inc. REIT	81,577	4,944,382
National Retail Properties, Inc. REIT	313,064	13,461,752
National Storage Affiliates Trust REIT	149,740	7,497,482
Necessity Retail REIT, Inc.	234,330	1,705,922
NETSTREIT Corp. (a)	85,322	1,610,026
NexPoint Residential Trust, Inc. REIT	41,128	2,570,911
Office Properties Income Trust REIT (a)	86,165	1,718,992
Omega Healthcare Investors, Inc. REIT (a)	418,667	11,802,223
Orion Office REIT, Inc.	100,803	1,104,801

See accompanying notes to financial statements.
47

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Paramount Group, Inc. REIT	292,351	$ 2,113,698
Park Hotels & Resorts, Inc. REIT	415,332	5,636,055
Pebblebrook Hotel Trust REIT	233,813	3,874,281
Piedmont Office Realty Trust, Inc. Class A REIT	219,469	2,879,433
Plymouth Industrial REIT, Inc.	71,431	1,252,900
Prologis, Inc. REIT	1,317,519	155,006,110
PS Business Parks, Inc. REIT	35,892	6,717,188
Public Storage REIT	271,761	84,971,512
Realty Income Corp. REIT	1,070,699	73,085,914
Regency Centers Corp. REIT	276,118	16,376,559
Retail Opportunity Investments Corp. REIT	221,038	3,487,980
Rexford Industrial Realty, Inc. REIT	293,671	16,912,513
RLJ Lodging Trust REIT	296,905	3,274,862
RPT Realty REIT	151,530	1,489,540
Ryman Hospitality Properties, Inc. REIT (b)	98,173	7,464,093
Service Properties Trust REIT	293,855	1,536,862
Simon Property Group, Inc. REIT	584,386	55,469,919
SITE Centers Corp. REIT	323,464	4,357,060
SL Green Realty Corp. REIT	114,095	5,265,484
Spirit Realty Capital, Inc. REIT	239,100	9,033,198
STAG Industrial, Inc. REIT	318,981	9,850,133
STORE Capital Corp. REIT	449,460	11,721,917
Summit Hotel Properties, Inc. REIT (b)	190,588	1,385,575
Sun Communities, Inc. REIT	216,490	34,499,846
Sunstone Hotel Investors, Inc. REIT (b)	383,056	3,799,916
Tanger Factory Outlet Centers, Inc. REIT	185,737	2,641,180
Terreno Realty Corp. REIT	134,492	7,495,239
UDR, Inc. REIT	532,657	24,523,528
UMH Properties, Inc. REIT	89,783	1,585,568
Universal Health Realty Income Trust REIT	22,851	1,215,902
Urban Edge Properties REIT	196,521	2,989,084
Ventas, Inc. REIT	711,350	36,584,731
Veris Residential, Inc. REIT (b)	142,535	1,887,163
Security Description	Shares	Value
Vornado Realty Trust REIT	283,265	$ 8,098,546
Washington Real Estate Investment Trust	155,583	3,315,474
Welltower, Inc. REIT	807,943	66,534,106
WP Carey, Inc. REIT	343,307	28,446,418
Xenia Hotels & Resorts, Inc. REIT (b)	203,509	2,956,986
TOTAL COMMON STOCKS (Cost $2,043,322,322)		1,708,672,907
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (c) (d)	6,087,611	6,087,002
State Street Navigator Securities Lending Portfolio II (e) (f)	7,123,081	7,123,081
TOTAL SHORT-TERM INVESTMENTS (Cost $13,210,083)		13,210,083
TOTAL INVESTMENTS — 100.0% (Cost $2,056,532,405)		1,721,882,990
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (g)		(819,843)
NET ASSETS — 100.0%		$ 1,721,063,147
(a)	All or a portion of the shares of the security are on loan at June 30, 2022.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

At June 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
DJ US Real Estate Index (long)	323	09/16/2022	$11,274,134	$11,527,870	$253,736

During the period ended June 30, 2022, average notional value related to futures contracts was $10,009,651.
See accompanying notes to financial statements.
48

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,708,672,907	$—	$—	$1,708,672,907
Short-Term Investments	13,210,083	—	—	13,210,083
TOTAL INVESTMENTS	$1,721,882,990	$—	$—	$1,721,882,990
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$ 253,736	$—	$—	$ 253,736
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 253,736	$—	$—	$ 253,736
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,722,136,726	$—	$—	$1,722,136,726
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,631,274	$3,632,363	$ 99,311,585	$ 96,853,088	$(3,793)	$(65)	6,087,611	$ 6,087,002	$24,926
State Street Navigator Securities Lending Portfolio II	6,259,134	6,259,134	303,843,716	302,979,769	—	—	7,123,081	7,123,081	22,410
Total		$9,891,497	$403,155,301	$399,832,857	$(3,793)	$(65)		$13,210,083	$47,336
See accompanying notes to financial statements.
49

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.3%
Axon Enterprise, Inc. (a)	167,171	$ 15,575,322
Curtiss-Wright Corp.	90,441	11,943,639
Hexcel Corp.	197,401	10,326,046
Mercury Systems, Inc. (a)	133,668	8,598,863
Woodward, Inc.	142,711	13,199,340
		59,643,210
AIR FREIGHT & LOGISTICS — 0.2%
GXO Logistics, Inc. (a)	239,478	10,362,213
AIRLINES — 0.1%
JetBlue Airways Corp. (a)	746,253	6,246,138
AUTO COMPONENTS — 1.5%
Adient PLC (a)	221,727	6,569,771
Dana, Inc.	338,667	4,765,045
Fox Factory Holding Corp. (a)	99,134	7,984,252
Gentex Corp.	556,350	15,561,109
Goodyear Tire & Rubber Co. (a)	657,774	7,044,760
Lear Corp.	140,454	17,681,754
Visteon Corp. (a)	65,717	6,806,967
		66,413,658
AUTOMOBILES — 0.5%
Harley-Davidson, Inc. (b)	346,922	10,983,550
Thor Industries, Inc. (b)	130,438	9,747,632
		20,731,182
BANKS — 7.0%
Associated Banc-Corp.	351,379	6,416,181
Bank of Hawaii Corp.	94,280	7,014,432
Bank OZK	265,819	9,976,187
Cadence Bank	431,835	10,139,486
Cathay General Bancorp	177,239	6,938,907
Commerce Bancshares, Inc.	259,992	17,068,475
Cullen/Frost Bankers, Inc.	134,025	15,607,211
East West Bancorp, Inc.	333,976	21,641,645
First Financial Bankshares, Inc.	301,831	11,852,903
First Horizon Corp.	1,256,532	27,467,789
FNB Corp.	799,676	8,684,481
Fulton Financial Corp.	378,688	5,472,042
Glacier Bancorp, Inc.	255,257	12,104,287
Hancock Whitney Corp.	204,351	9,058,880
Home BancShares, Inc. (b)	445,094	9,244,602
International Bancshares Corp.	124,970	5,008,798
Old National Bancorp	694,749	10,275,338
PacWest Bancorp	281,431	7,502,950
Pinnacle Financial Partners, Inc.	178,610	12,915,289
Prosperity Bancshares, Inc.	216,185	14,758,950
Synovus Financial Corp.	341,382	12,306,821
Texas Capital Bancshares, Inc. (a)	118,835	6,255,474
UMB Financial Corp.	101,427	8,732,865
Umpqua Holdings Corp.	509,920	8,551,358
United Bankshares, Inc.	320,946	11,255,576
Valley National Bancorp	988,617	10,291,503
Security Description	Shares	Value
Washington Federal, Inc.	153,184	$ 4,598,584
Webster Financial Corp.	418,594	17,643,737
Wintrust Financial Corp.	141,797	11,365,030
		320,149,781
BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a) (b)	21,998	6,664,734
BIOTECHNOLOGY — 1.9%
Arrowhead Pharmaceuticals, Inc. (a)	248,215	8,739,650
Exelixis, Inc. (a)	754,853	15,716,039
Halozyme Therapeutics, Inc. (a)	324,729	14,288,076
Neurocrine Biosciences, Inc. (a)	223,204	21,757,926
United Therapeutics Corp. (a)	105,968	24,970,300
		85,471,991
BUILDING PRODUCTS — 2.4%
Builders FirstSource, Inc. (a)	406,726	21,841,186
Carlisle Cos., Inc.	121,702	29,039,314
Lennox International, Inc.	77,716	16,055,349
Owens Corning	228,499	16,979,761
Simpson Manufacturing Co., Inc.	102,246	10,286,970
Trex Co., Inc. (a)	266,032	14,477,461
		108,680,041
CAPITAL MARKETS — 1.9%
Affiliated Managers Group, Inc.	91,013	10,612,116
Evercore, Inc. Class A	95,507	8,940,410
Federated Hermes, Inc.	215,771	6,859,360
Interactive Brokers Group, Inc. Class A	205,639	11,312,201
Janus Henderson Group PLC	397,745	9,350,985
Jefferies Financial Group, Inc.	453,876	12,536,055
SEI Investments Co.	246,786	13,331,380
Stifel Financial Corp.	250,847	14,052,449
		86,994,956
CHEMICALS — 2.7%
Ashland Global Holdings, Inc.	119,408	12,304,994
Avient Corp.	215,278	8,628,342
Cabot Corp.	132,737	8,467,293
Chemours Co.	365,893	11,715,894
Ingevity Corp. (a)	92,245	5,824,349
Minerals Technologies, Inc.	78,216	4,797,770
NewMarket Corp.	16,039	4,827,098
Olin Corp.	326,658	15,117,732
RPM International, Inc.	305,189	24,024,478
Scotts Miracle-Gro Co. (b)	95,475	7,541,570
Sensient Technologies Corp.	98,457	7,931,696
Valvoline, Inc.	420,708	12,129,012
		123,310,228
COMMERCIAL SERVICES & SUPPLIES — 1.5%
Brink's Co.	110,699	6,720,536
Clean Harbors, Inc. (a)	117,775	10,325,334
IAA, Inc. (a)	317,321	10,398,609

See accompanying notes to financial statements.
50

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
MillerKnoll, Inc. (b)	177,476	$ 4,662,295
MSA Safety, Inc.	85,830	10,391,438
Stericycle, Inc. (a)	216,181	9,479,537
Tetra Tech, Inc.	127,082	17,353,047
		69,330,796
COMMUNICATIONS EQUIPMENT — 0.9%
Calix, Inc. (a)	128,834	4,398,393
Ciena Corp. (a)	358,030	16,361,971
Lumentum Holdings, Inc. (a)	162,442	12,901,144
Viasat, Inc. (a) (b)	174,050	5,331,151
		38,992,659
CONSTRUCTION & ENGINEERING — 1.8%
AECOM	332,505	21,685,976
Dycom Industries, Inc. (a)	70,885	6,595,141
EMCOR Group, Inc.	120,345	12,390,721
Fluor Corp. (a) (b)	332,880	8,102,299
MasTec, Inc. (a) (b)	134,479	9,636,765
MDU Resources Group, Inc.	478,488	12,914,391
Valmont Industries, Inc.	49,776	11,181,183
		82,506,476
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	92,688	10,190,119
CONSUMER FINANCE — 0.5%
FirstCash Holdings, Inc.	94,725	6,584,335
Navient Corp.	347,139	4,856,475
SLM Corp.	633,662	10,100,572
		21,541,382
CONTAINERS & PACKAGING — 0.9%
AptarGroup, Inc.	154,976	15,995,073
Greif, Inc. Class A	62,398	3,892,387
Silgan Holdings, Inc.	196,524	8,126,267
Sonoco Products Co.	231,486	13,203,962
		41,217,689
DIVERSIFIED CONSUMER SERVICES — 1.1%
Graham Holdings Co. Class B	9,357	5,303,922
Grand Canyon Education, Inc. (a)	76,089	7,166,823
H&R Block, Inc.	375,632	13,267,322
Service Corp. International	373,610	25,823,923
		51,561,990
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Voya Financial, Inc.	240,488	14,316,251
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Iridium Communications, Inc. (a)	301,263	11,315,438
ELECTRIC UTILITIES — 1.5%
ALLETE, Inc.	132,805	7,806,278
Hawaiian Electric Industries, Inc.	256,466	10,489,459
IDACORP, Inc.	118,819	12,585,308
OGE Energy Corp.	470,889	18,157,480
PNM Resources, Inc.	202,042	9,653,567
Security Description	Shares	Value
Portland General Electric Co.	208,726	$ 10,087,728
		68,779,820
ELECTRICAL EQUIPMENT — 1.9%
Acuity Brands, Inc.	81,214	12,510,205
EnerSys	96,466	5,687,635
Hubbell, Inc.	126,303	22,555,190
nVent Electric PLC	390,888	12,246,521
Regal Rexnord Corp.	157,707	17,902,899
Sunrun, Inc. (a) (b)	487,259	11,382,370
Vicor Corp. (a) (b)	49,906	2,731,355
		85,016,175
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.3%
Arrow Electronics, Inc. (a)	155,402	17,419,010
Avnet, Inc.	232,227	9,957,894
Belden, Inc.	105,381	5,613,646
Cognex Corp.	408,923	17,387,406
Coherent, Inc. (a)	58,259	15,509,711
II-VI, Inc. (a) (b)	250,131	12,744,175
IPG Photonics Corp. (a)	81,648	7,685,526
Jabil, Inc.	332,416	17,023,023
Littelfuse, Inc.	57,991	14,732,034
National Instruments Corp.	310,380	9,693,167
TD SYNNEX Corp.	97,210	8,855,831
Vishay Intertechnology, Inc.	311,565	5,552,088
Vontier Corp.	378,955	8,712,176
		150,885,687
ENERGY EQUIPMENT & SERVICES — 0.6%
ChampionX Corp.	474,128	9,411,441
Nov, Inc.	923,749	15,620,595
		25,032,036
ENTERTAINMENT — 0.1%
World Wrestling Entertainment, Inc. Class A (b)	102,278	6,391,352
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 8.8%
American Campus Communities, Inc. REIT	327,292	21,100,515
Apartment Income REIT Corp.	369,338	15,364,461
Brixmor Property Group, Inc. REIT	700,741	14,161,976
Corporate Office Properties Trust REIT	263,660	6,905,255
Cousins Properties, Inc. REIT	349,840	10,225,823
Douglas Emmett, Inc. REIT	412,951	9,241,843
EastGroup Properties, Inc. REIT	98,060	15,133,600
EPR Properties REIT	176,046	8,261,839
First Industrial Realty Trust, Inc. REIT	310,701	14,752,084
Healthcare Realty Trust, Inc. REIT	356,762	9,703,926
Highwoods Properties, Inc. REIT	246,095	8,413,988
Hudson Pacific Properties, Inc. REIT	340,463	5,052,471

See accompanying notes to financial statements.
51

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Independence Realty Trust, Inc. REIT	517,406	$ 10,725,826
JBG SMITH Properties REIT	255,927	6,050,114
Kilroy Realty Corp. REIT	246,385	12,893,327
Kite Realty Group Trust REIT	513,854	8,884,536
Lamar Advertising Co. Class A REIT	204,259	17,968,664
Life Storage, Inc. REIT	198,587	22,174,224
Macerich Co. REIT	500,047	4,355,409
Medical Properties Trust, Inc. REIT	1,404,350	21,444,425
National Retail Properties, Inc. REIT	413,172	17,766,396
National Storage Affiliates Trust REIT	198,053	9,916,514
Omega Healthcare Investors, Inc. REIT (b)	553,620	15,606,548
Park Hotels & Resorts, Inc. REIT	556,501	7,551,719
Pebblebrook Hotel Trust REIT	308,372	5,109,724
Physicians Realty Trust REIT	530,254	9,252,932
PotlatchDeltic Corp. REIT	162,600	7,185,294
PS Business Parks, Inc. REIT	47,165	8,826,930
Rayonier, Inc. REIT	341,000	12,746,580
Rexford Industrial Realty, Inc. REIT	388,374	22,366,459
Sabra Health Care REIT, Inc.	535,635	7,482,821
SL Green Realty Corp. REIT (b)	150,828	6,960,712
Spirit Realty Capital, Inc. REIT	316,068	11,941,049
STORE Capital Corp. REIT	594,248	15,497,988
		401,025,972
FOOD & STAPLES RETAILING — 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	317,038	19,757,808
Casey's General Stores, Inc.	87,342	16,156,523
Grocery Outlet Holding Corp. (a) (b)	205,116	8,744,095
Performance Food Group Co. (a) (b)	364,161	16,744,123
Sprouts Farmers Market, Inc. (a) (b)	263,401	6,669,314
		68,071,863
FOOD PRODUCTS — 1.9%
Darling Ingredients, Inc. (a)	380,634	22,761,913
Flowers Foods, Inc.	467,548	12,305,863
Hain Celestial Group, Inc. (a)	213,577	5,070,318
Ingredion, Inc.	156,645	13,809,823
Lancaster Colony Corp.	46,374	5,972,044
Pilgrim's Pride Corp. (a)	114,655	3,580,676
Post Holdings, Inc. (a)	131,248	10,808,273
Sanderson Farms, Inc.	49,682	10,707,961
		85,016,871
GAS UTILITIES — 1.7%
National Fuel Gas Co.	214,499	14,167,659
New Jersey Resources Corp.	226,061	10,066,496
Security Description	Shares	Value
ONE Gas, Inc.	126,112	$ 10,239,033
Southwest Gas Holdings, Inc.	154,368	13,442,366
Spire, Inc. (b)	121,840	9,061,241
UGI Corp.	493,575	19,056,931
		76,033,726
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
Enovis Corp. (a)	110,634	6,084,870
Envista Holdings Corp. (a)	379,625	14,630,748
Globus Medical, Inc. Class A (a)	185,955	10,439,514
Haemonetics Corp. (a)	119,987	7,820,753
ICU Medical, Inc. (a)	46,770	7,688,520
Inari Medical, Inc. (a) (b)	80,005	5,439,540
Integra LifeSciences Holdings Corp. (a)	167,890	9,071,097
LivaNova PLC (a)	125,288	7,826,741
Masimo Corp. (a)	119,541	15,620,423
Neogen Corp. (a)	252,893	6,092,192
NuVasive, Inc. (a)	121,446	5,970,285
Penumbra, Inc. (a)	82,662	10,293,072
QuidelOrtho Corp. (a)	117,382	11,407,183
Shockwave Medical, Inc. (a)	84,066	16,070,897
STAAR Surgical Co. (a) (b)	111,473	7,906,780
Tandem Diabetes Care, Inc. (a)	149,553	8,852,042
		151,214,657
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Acadia Healthcare Co., Inc. (a)	210,997	14,269,727
Amedisys, Inc. (a)	76,711	8,063,860
Chemed Corp.	35,246	16,544,120
Encompass Health Corp.	234,189	13,126,293
HealthEquity, Inc. (a)	196,779	12,080,263
LHC Group, Inc. (a)	72,999	11,368,864
Option Care Health, Inc. (a)	326,005	9,059,679
Patterson Cos., Inc.	203,697	6,172,019
Progyny, Inc. (a) (b)	163,466	4,748,687
R1 RCM, Inc. (a)	313,485	6,570,646
Tenet Healthcare Corp. (a)	252,042	13,247,328
		115,251,486
HOTELS, RESTAURANTS & LEISURE — 2.6%
Boyd Gaming Corp.	188,247	9,365,288
Choice Hotels International, Inc.	77,296	8,628,553
Churchill Downs, Inc.	81,049	15,523,315
Cracker Barrel Old Country Store, Inc. (b)	55,055	4,596,542
Light & Wonder, Inc. Class A (a)	227,106	10,671,711
Marriott Vacations Worldwide Corp.	97,491	11,328,454
Papa John's International, Inc.	75,743	6,326,055
Six Flags Entertainment Corp. (a)	181,171	3,931,411
Texas Roadhouse, Inc.	160,486	11,747,575
Travel + Leisure Co.	203,037	7,881,896
Wendy's Co.	402,514	7,599,464
Wingstop, Inc. (b)	69,976	5,232,106

See accompanying notes to financial statements.
52

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Wyndham Hotels & Resorts, Inc.	216,373	$ 14,220,034
		117,052,404
HOUSEHOLD DURABLES — 1.4%
Helen of Troy, Ltd. (a) (b)	56,753	9,217,255
KB Home (b)	200,683	5,711,438
Leggett & Platt, Inc.	313,853	10,853,037
Taylor Morrison Home Corp. (a)	287,725	6,721,256
Tempur Sealy International, Inc.	413,203	8,830,148
Toll Brothers, Inc.	259,021	11,552,336
TopBuild Corp. (a)	77,475	12,950,721
		65,836,191
HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc.	153,310	4,346,339
INSURANCE — 4.5%
Alleghany Corp. (a)	31,695	26,405,104
American Financial Group, Inc.	155,876	21,637,148
Brighthouse Financial, Inc. (a)	176,247	7,229,652
CNO Financial Group, Inc.	272,001	4,920,498
First American Financial Corp.	252,798	13,378,070
Hanover Insurance Group, Inc.	83,754	12,249,022
Kemper Corp.	140,488	6,729,375
Kinsale Capital Group, Inc.	50,453	11,586,027
Mercury General Corp.	62,512	2,769,282
Old Republic International Corp.	669,777	14,976,214
Primerica, Inc.	90,589	10,842,597
Reinsurance Group of America, Inc.	157,965	18,527,715
RenaissanceRe Holdings, Ltd.	103,523	16,187,891
RLI Corp.	93,481	10,898,950
Selective Insurance Group, Inc.	141,641	12,314,269
Unum Group	473,279	16,100,952
		206,752,766
INTERACTIVE MEDIA & SERVICES — 0.3%
TripAdvisor, Inc. (a)	232,105	4,131,469
Ziff Davis, Inc. (a) (b)	111,093	8,279,761
		12,411,230
IT SERVICES — 2.1%
Bread Financial Holdings, Inc.	116,518	4,318,157
Concentrix Corp.	100,981	13,697,063
Euronet Worldwide, Inc. (a)	118,962	11,966,388
Genpact, Ltd.	401,166	16,993,392
Kyndryl Holdings, Inc. (a)	421,107	4,118,426
MAXIMUS, Inc.	145,767	9,111,895
Sabre Corp. (a) (b)	757,346	4,415,327
Western Union Co.	908,601	14,964,658
WEX, Inc. (a)	105,719	16,445,648
		96,030,954
LEISURE EQUIPMENT & PRODUCTS — 1.3%
Brunswick Corp.	177,984	11,636,594
Callaway Golf Co. (a) (b)	275,118	5,612,407
Mattel, Inc. (a)	824,133	18,402,890
Polaris, Inc. (b)	131,645	13,069,716
Security Description	Shares	Value
YETI Holdings, Inc. (a)	202,375	$ 8,756,766
		57,478,373
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Azenta, Inc.	175,726	12,669,845
Bruker Corp.	235,363	14,771,382
Medpace Holdings, Inc. (a)	63,328	9,478,302
Repligen Corp. (a)	120,942	19,640,981
Sotera Health Co. (a)	232,426	4,553,225
Syneos Health, Inc. (a)	241,027	17,276,815
		78,390,550
MACHINERY — 4.2%
AGCO Corp.	144,428	14,255,044
Chart Industries, Inc. (a) (b)	84,232	14,098,752
Crane Holdings Co.	112,142	9,819,154
Donaldson Co., Inc.	290,646	13,991,698
Esab Corp.	106,016	4,638,200
Flowserve Corp.	306,572	8,777,156
Graco, Inc.	399,984	23,763,049
ITT, Inc.	196,540	13,215,350
Kennametal, Inc. (b)	194,531	4,518,955
Lincoln Electric Holdings, Inc.	136,732	16,867,260
Middleby Corp. (a)	128,036	16,050,593
Oshkosh Corp.	156,265	12,835,607
Terex Corp.	163,924	4,486,600
Timken Co.	158,806	8,424,658
Toro Co.	246,718	18,698,757
Watts Water Technologies, Inc. Class A	64,512	7,924,654
		192,365,487
MARINE — 0.2%
Kirby Corp. (a)	141,465	8,606,731
MEDIA — 0.9%
Cable One, Inc.	11,643	15,011,553
John Wiley & Sons, Inc. Class A	102,180	4,880,117
New York Times Co. Class A	393,304	10,973,181
TEGNA, Inc.	520,738	10,919,876
		41,784,727
METALS & MINING — 2.9%
Alcoa Corp.	432,726	19,723,651
Cleveland-Cliffs, Inc. (a)	1,124,065	17,276,879
Commercial Metals Co.	285,893	9,463,058
Reliance Steel & Aluminum Co.	145,853	24,774,591
Royal Gold, Inc.	154,403	16,487,152
Steel Dynamics, Inc.	421,904	27,908,950
United States Steel Corp. (b)	612,061	10,962,013
Worthington Industries, Inc.	76,235	3,361,963
		129,958,257
MULTI-UTILITIES — 0.4%
Black Hills Corp.	150,188	10,929,181
NorthWestern Corp. (b)	127,285	7,500,905
		18,430,086

See accompanying notes to financial statements.
53

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
MULTILINE RETAIL — 0.8%
Kohl's Corp.	302,720	$ 10,804,077
Macy's, Inc.	670,512	12,283,780
Nordstrom, Inc.	260,844	5,511,633
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	137,293	8,065,964
		36,665,454
OIL, GAS & CONSUMABLE FUELS — 3.4%
Antero Midstream Corp.	762,093	6,896,942
CNX Resources Corp. (a)	459,148	7,557,576
DTE Midstream LLC	227,612	11,157,540
EQT Corp.	695,770	23,934,488
Equitrans Midstream Corp.	954,290	6,069,284
HF Sinclair Corp.	351,753	15,885,165
Matador Resources Co.	260,830	12,152,070
Murphy Oil Corp.	340,606	10,282,895
PDC Energy, Inc.	224,659	13,841,241
Range Resources Corp. (a)	610,021	15,098,020
Targa Resources Corp.	538,059	32,105,981
		154,981,202
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	193,269	10,129,228
PERSONAL PRODUCTS — 0.4%
BellRing Brands, Inc. (a) (b)	256,091	6,374,105
Coty, Inc. Class A (a)	804,433	6,443,508
Nu Skin Enterprises, Inc. Class A	117,070	5,069,131
		17,886,744
PHARMACEUTICALS — 0.8%
Jazz Pharmaceuticals PLC (a)	146,698	22,886,355
Perrigo Co. PLC	314,813	12,771,963
		35,658,318
PROFESSIONAL SERVICES — 1.9%
ASGN, Inc. (a)	120,070	10,836,317
CACI International, Inc. Class A (a)	54,925	15,476,766
FTI Consulting, Inc. (a)	80,676	14,590,255
Insperity, Inc.	83,926	8,378,333
KBR, Inc. (b)	329,093	15,924,810
ManpowerGroup, Inc.	124,092	9,481,870
Science Applications International Corp.	131,389	12,232,316
		86,920,667
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Jones Lang LaSalle, Inc. (a)	115,026	20,113,446
ROAD & RAIL — 1.7%
Avis Budget Group, Inc. (a)	80,710	11,870,827
Knight-Swift Transportation Holdings, Inc.	385,011	17,822,159
Landstar System, Inc.	87,257	12,688,913
Ryder System, Inc.	120,356	8,552,498
Saia, Inc. (a)	61,931	11,643,028
Werner Enterprises, Inc.	141,041	5,435,720
Security Description	Shares	Value
XPO Logistics, Inc. (a)	232,175	$ 11,181,548
		79,194,693
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Amkor Technology, Inc.	235,475	3,991,301
Cirrus Logic, Inc. (a)	134,426	9,751,262
CMC Materials, Inc.	67,038	11,697,461
First Solar, Inc. (a)	232,791	15,860,051
Lattice Semiconductor Corp. (a)	322,191	15,626,264
MKS Instruments, Inc.	130,584	13,401,836
Power Integrations, Inc.	136,993	10,275,845
Semtech Corp. (a)	151,668	8,337,190
Silicon Laboratories, Inc. (a)	86,080	12,070,138
SiTime Corp. (a)	36,628	5,971,463
SunPower Corp. (a) (b)	195,177	3,085,748
Synaptics, Inc. (a)	93,325	11,017,016
Universal Display Corp.	102,009	10,317,190
Wolfspeed, Inc. (a)	290,616	18,439,585
		149,842,350
SOFTWARE — 3.4%
ACI Worldwide, Inc. (a)	275,174	7,124,255
Aspen Technology, Inc. (a)	65,685	12,065,021
Blackbaud, Inc. (a)	104,537	6,070,464
CDK Global, Inc.	274,222	15,019,139
CommVault Systems, Inc. (a)	104,197	6,553,991
Envestnet, Inc. (a)	128,634	6,788,016
Fair Isaac Corp. (a)	61,039	24,470,535
Manhattan Associates, Inc. (a)	148,564	17,025,434
NCR Corp. (a)	321,529	10,002,767
Paylocity Holding Corp. (a)	93,352	16,282,456
Qualys, Inc. (a)	78,535	9,906,405
SailPoint Technologies Holding, Inc. (a)	219,449	13,755,063
Teradata Corp. (a)	246,479	9,122,188
		154,185,734
SPECIALTY RETAIL — 2.8%
American Eagle Outfitters, Inc. (b)	359,259	4,016,516
AutoNation, Inc. (a)	83,730	9,357,665
Dick's Sporting Goods, Inc. (b)	136,639	10,298,481
Five Below, Inc. (a)	130,449	14,796,830
Foot Locker, Inc.	196,794	4,969,048
GameStop Corp. Class A (a) (b)	145,625	17,809,937
Gap, Inc. (b)	501,140	4,129,394
Lithia Motors, Inc.	68,144	18,726,653
Murphy USA, Inc.	52,393	12,200,758
RH (a)	40,787	8,657,449
Victoria's Secret & Co. (a)	159,928	4,473,186
Williams-Sonoma, Inc. (b)	164,852	18,290,329
		127,726,246
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
Xerox Holdings Corp.	287,084	4,263,197

See accompanying notes to financial statements.
54

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Capri Holdings, Ltd. (a)	347,241	$ 14,240,353
Carter's, Inc. (b)	94,844	6,684,605
Columbia Sportswear Co.	78,248	5,600,992
Crocs, Inc. (a)	144,868	7,050,726
Deckers Outdoor Corp. (a)	64,091	16,365,637
Hanesbrands, Inc. (b)	821,767	8,455,982
Skechers U.S.A., Inc. Class A (a)	317,453	11,294,978
Under Armour, Inc. Class A (a)	443,084	3,690,890
Under Armour, Inc. Class C (a)	476,044	3,608,413
		76,992,576
THRIFTS & MORTGAGE FINANCE — 0.6%
Essent Group, Ltd.	253,233	9,850,764
MGIC Investment Corp.	728,692	9,181,519
New York Community Bancorp, Inc. (b)	1,094,417	9,992,027
		29,024,310
TRADING COMPANIES & DISTRIBUTORS — 1.0%
GATX Corp.	83,509	7,863,208
MSC Industrial Direct Co., Inc. Class A	110,978	8,335,558
Univar Solutions, Inc. (a)	402,289	10,004,927
Watsco, Inc.	77,672	18,549,627
		44,753,320
WATER UTILITIES — 0.5%
Essential Utilities, Inc.	541,227	24,815,258
TOTAL COMMON STOCKS (Cost $4,795,029,208)		4,550,957,415
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (c) (d)	1,942,263	$ 1,942,068
State Street Navigator Securities Lending Portfolio II (e) (f)	88,463,327	88,463,327
TOTAL SHORT-TERM INVESTMENTS (Cost $90,405,395)		90,405,395
TOTAL INVESTMENTS — 101.8% (Cost $4,885,434,603)		4,641,362,810
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(83,499,412)
NET ASSETS — 100.0%		$ 4,557,863,398
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,550,957,415	$—	$—	$4,550,957,415
Short-Term Investments	90,405,395	—	—	90,405,395
TOTAL INVESTMENTS	$4,641,362,810	$—	$—	$4,641,362,810

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,441,967	$ 2,442,700	$ 217,355,461	$ 217,855,603	$(490)	$—	1,942,263	$ 1,942,068	$ 14,999
State Street Navigator Securities Lending Portfolio II	89,250,480	89,250,480	963,537,273	964,324,426	—	—	88,463,327	88,463,327	212,387
Total		$91,693,180	$1,180,892,734	$1,182,180,029	$(490)	$—		$90,405,395	$227,386
See accompanying notes to financial statements.
55

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.7%
Boeing Co. (a)	219,686	$ 30,035,470
General Dynamics Corp.	92,259	20,412,304
Howmet Aerospace, Inc.	153,316	4,821,788
Huntington Ingalls Industries, Inc.	16,169	3,521,932
L3Harris Technologies, Inc.	77,144	18,645,705
Lockheed Martin Corp.	94,707	40,720,222
Northrop Grumman Corp.	58,488	27,990,602
Raytheon Technologies Corp.	595,537	57,237,061
Textron, Inc.	87,521	5,344,907
TransDigm Group, Inc. (a)	20,745	11,133,219
		219,863,210
AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	51,695	5,240,322
Expeditors International of Washington, Inc.	67,676	6,595,703
FedEx Corp.	95,423	21,633,349
United Parcel Service, Inc. Class B	290,113	52,957,227
		86,426,601
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	50,066	2,005,143
American Airlines Group, Inc. (a)	254,930	3,232,512
Delta Air Lines, Inc. (a)	254,231	7,365,072
Southwest Airlines Co. (a)	235,738	8,514,857
United Airlines Holdings, Inc. (a)	128,078	4,536,523
		25,654,107
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	107,820	9,603,528
BorgWarner, Inc.	95,590	3,189,838
		12,793,366
AUTOMOBILES — 2.1%
Ford Motor Co.	1,562,216	17,387,464
General Motors Co. (a)	577,872	18,353,215
Tesla, Inc. (a)	335,673	226,048,912
		261,789,591
BANKS — 3.7%
Bank of America Corp.	2,837,814	88,341,150
Citigroup, Inc.	776,888	35,729,079
Citizens Financial Group, Inc.	196,213	7,002,842
Comerica, Inc.	52,084	3,821,924
Fifth Third Bancorp	271,779	9,131,774
First Republic Bank	71,010	10,239,642
Huntington Bancshares, Inc.	575,254	6,920,306
JPMorgan Chase & Co.	1,174,935	132,309,430
KeyCorp.	370,276	6,379,856
M&T Bank Corp.	71,347	11,371,998
PNC Financial Services Group, Inc.	165,526	26,115,037
Regions Financial Corp.	378,925	7,104,844
Security Description	Shares	Value
Signature Bank	25,108	$ 4,499,605
SVB Financial Group (a)	23,315	9,209,192
Truist Financial Corp.	533,638	25,310,450
US Bancorp	536,837	24,705,239
Wells Fargo & Co.	1,516,255	59,391,708
Zions Bancorp NA	60,642	3,086,678
		470,670,754
BEVERAGES — 1.9%
Brown-Forman Corp. Class B	72,919	5,115,997
Coca-Cola Co.	1,550,344	97,532,141
Constellation Brands, Inc. Class A	65,108	15,174,070
Keurig Dr. Pepper, Inc.	294,763	10,431,663
Molson Coors Beverage Co. Class B	74,885	4,081,981
Monster Beverage Corp. (a)	149,419	13,851,141
PepsiCo, Inc.	551,519	91,916,157
		238,103,150
BIOTECHNOLOGY — 2.2%
AbbVie, Inc.	704,983	107,975,196
Amgen, Inc.	213,724	51,999,049
Biogen, Inc. (a)	58,362	11,902,346
Gilead Sciences, Inc.	499,070	30,847,517
Incyte Corp. (a)	74,716	5,676,175
Moderna, Inc. (a)	138,412	19,772,154
Regeneron Pharmaceuticals, Inc. (a)	43,073	25,461,743
Vertex Pharmaceuticals, Inc. (a)	101,422	28,579,705
		282,213,885
BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	52,867	2,890,767
Allegion PLC	35,283	3,454,206
Carrier Global Corp.	341,407	12,174,574
Fortune Brands Home & Security, Inc.	53,727	3,217,173
Johnson Controls International PLC	280,485	13,429,622
Masco Corp.	94,311	4,772,136
Trane Technologies PLC	93,144	12,096,611
		52,035,089
CAPITAL MARKETS — 2.9%
Ameriprise Financial, Inc.	44,381	10,548,476
Bank of New York Mellon Corp.	295,365	12,319,674
BlackRock, Inc.	56,875	34,639,150
Cboe Global Markets, Inc.	42,200	4,776,618
Charles Schwab Corp.	598,127	37,789,664
CME Group, Inc.	142,986	29,269,234
FactSet Research Systems, Inc.	15,231	5,857,386
Franklin Resources, Inc. (b)	111,309	2,594,613
Goldman Sachs Group, Inc.	135,368	40,207,003
Intercontinental Exchange, Inc.	224,134	21,077,561
Invesco, Ltd.	135,940	2,192,712
MarketAxess Holdings, Inc.	15,444	3,953,819
Moody's Corp.	64,254	17,475,160

See accompanying notes to financial statements.
56

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Morgan Stanley	559,834	$ 42,580,974
MSCI, Inc.	32,522	13,403,942
Nasdaq, Inc.	46,346	7,069,619
Northern Trust Corp.	82,274	7,937,796
Raymond James Financial, Inc.	73,745	6,593,541
S&P Global, Inc.	138,867	46,806,511
State Street Corp. (c)	145,022	8,940,606
T Rowe Price Group, Inc.	89,725	10,193,657
		366,227,716
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	87,877	21,132,661
Albemarle Corp.	46,540	9,725,929
Celanese Corp.	43,487	5,114,506
CF Industries Holdings, Inc.	83,394	7,149,368
Corteva, Inc.	289,763	15,687,769
Dow, Inc.	291,356	15,036,883
DuPont de Nemours, Inc.	204,816	11,383,673
Eastman Chemical Co.	51,491	4,622,347
Ecolab, Inc.	98,979	15,219,011
FMC Corp.	50,533	5,407,536
International Flavors & Fragrances, Inc.	101,496	12,090,204
Linde PLC	201,299	57,879,502
LyondellBasell Industries NV Class A	103,494	9,051,585
Mosaic Co.	144,749	6,836,495
PPG Industries, Inc.	93,960	10,743,386
Sherwin-Williams Co.	96,128	21,524,021
		228,604,876
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	34,948	13,054,126
Copart, Inc. (a)	84,849	9,219,692
Republic Services, Inc.	83,041	10,867,576
Rollins, Inc.	90,538	3,161,587
Waste Management, Inc.	153,317	23,454,435
		59,757,416
COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	89,456	8,385,606
Cisco Systems, Inc.	1,661,863	70,861,838
F5, Inc. (a)	23,992	3,671,736
Juniper Networks, Inc.	129,416	3,688,356
Motorola Solutions, Inc.	67,412	14,129,555
		100,737,091
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	56,750	7,113,045
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	24,693	7,389,133
Vulcan Materials Co.	52,556	7,468,208
		14,857,341
CONSUMER FINANCE — 0.5%
American Express Co.	244,003	33,823,696
Capital One Financial Corp.	157,180	16,376,584
Discover Financial Services	112,486	10,638,926
Security Description	Shares	Value
Synchrony Financial	200,602	$ 5,540,627
		66,379,833
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	604,176	7,509,908
Avery Dennison Corp.	33,122	5,361,458
Ball Corp.	128,515	8,837,977
International Paper Co.	148,263	6,201,841
Packaging Corp. of America	38,166	5,247,825
Sealed Air Corp.	59,131	3,413,041
Westrock Co.	102,012	4,064,158
		40,636,208
DISTRIBUTORS — 0.1%
Genuine Parts Co.	56,933	7,572,089
LKQ Corp.	104,119	5,111,202
Pool Corp.	16,107	5,657,261
		18,340,552
DIVERSIFIED FINANCIAL SERVICES — 1.5%
Berkshire Hathaway, Inc. Class B (a)	723,770	197,603,685
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
AT&T, Inc.	2,841,146	59,550,420
Lumen Technologies, Inc. (b)	366,775	4,001,515
Verizon Communications, Inc.	1,676,021	85,058,066
		148,610,001
ELECTRIC UTILITIES — 1.9%
Alliant Energy Corp.	99,407	5,826,244
American Electric Power Co., Inc.	200,527	19,238,560
Constellation Energy Corp.	130,022	7,445,060
Duke Energy Corp.	306,184	32,825,987
Edison International	150,651	9,527,169
Entergy Corp.	80,011	9,012,439
Evergy, Inc.	91,305	5,957,651
Eversource Energy	136,861	11,560,649
Exelon Corp.	389,347	17,645,206
FirstEnergy Corp.	228,410	8,768,660
NextEra Energy, Inc.	780,658	60,469,769
NRG Energy, Inc.	97,301	3,713,979
Pinnacle West Capital Corp.	45,029	3,292,520
PPL Corp.	298,489	8,098,007
Southern Co.	421,747	30,074,779
Xcel Energy, Inc.	214,174	15,154,952
		248,611,631
ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	92,096	10,120,429
Eaton Corp. PLC	158,835	20,011,622
Emerson Electric Co.	237,051	18,855,037
Generac Holdings, Inc. (a)	24,876	5,238,388
Rockwell Automation, Inc.	46,092	9,186,596
		63,412,072

See accompanying notes to financial statements.
57

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	237,874	$ 15,314,328
CDW Corp.	53,679	8,457,663
Corning, Inc.	298,337	9,400,599
Keysight Technologies, Inc. (a)	73,460	10,126,461
TE Connectivity, Ltd.	128,807	14,574,512
Teledyne Technologies, Inc. (a)	18,357	6,885,894
Trimble, Inc. (a)	99,940	5,819,506
Zebra Technologies Corp. Class A (a)	21,326	6,268,778
		76,847,741
ENERGY EQUIPMENT & SERVICES — 0.3%
Baker Hughes Co.	370,259	10,689,377
Halliburton Co.	360,681	11,310,956
Schlumberger NV	557,968	19,952,936
		41,953,269
ENTERTAINMENT — 1.3%
Activision Blizzard, Inc.	309,845	24,124,532
Electronic Arts, Inc.	112,640	13,702,656
Live Nation Entertainment, Inc. (a) (b)	53,635	4,429,178
Netflix, Inc. (a)	176,949	30,943,072
Take-Two Interactive Software, Inc. (a)	63,028	7,722,821
Walt Disney Co. (a)	724,654	68,407,338
Warner Bros Discovery, Inc. (a)	875,618	11,750,793
		161,080,390
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.8%
Alexandria Real Estate Equities, Inc. REIT	59,507	8,630,300
American Tower Corp. REIT	185,275	47,354,437
AvalonBay Communities, Inc. REIT	55,798	10,838,761
Boston Properties, Inc. REIT	56,656	5,041,251
Camden Property Trust REIT	40,594	5,459,081
Crown Castle International Corp. REIT	172,855	29,105,325
Digital Realty Trust, Inc. REIT	113,166	14,692,342
Duke Realty Corp. REIT	151,326	8,315,364
Equinix, Inc. REIT	35,633	23,411,594
Equity Residential REIT	136,039	9,824,737
Essex Property Trust, Inc. REIT	26,185	6,847,639
Extra Space Storage, Inc. REIT	53,027	9,020,953
Federal Realty OP LP, REIT	27,915	2,672,582
Healthpeak Properties, Inc. REIT	213,798	5,539,506
Host Hotels & Resorts, Inc. REIT	283,895	4,451,474
Iron Mountain, Inc. REIT (b)	115,099	5,604,170
Kimco Realty Corp. REIT	244,401	4,831,808
Mid-America Apartment Communities, Inc. REIT	45,867	8,011,589
Prologis, Inc. REIT	293,950	34,583,217
Public Storage REIT	61,059	19,091,318
Security Description	Shares	Value
Realty Income Corp. REIT	240,656	$ 16,427,179
Regency Centers Corp. REIT	61,117	3,624,849
SBA Communications Corp. REIT	43,450	13,906,172
Simon Property Group, Inc. REIT	130,925	12,427,401
UDR, Inc. REIT	115,854	5,333,918
Ventas, Inc. REIT	159,004	8,177,576
VICI Properties, Inc. REIT (b)	385,214	11,475,525
Vornado Realty Trust REIT	64,198	1,835,421
Welltower, Inc. REIT	173,303	14,271,502
Weyerhaeuser Co. REIT	298,741	9,894,302
		360,701,293
FOOD & STAPLES RETAILING — 1.5%
Costco Wholesale Corp.	176,507	84,596,275
Kroger Co.	262,482	12,423,273
Sysco Corp.	203,383	17,228,574
Walgreens Boots Alliance, Inc.	285,999	10,839,362
Walmart, Inc.	561,685	68,289,662
		193,377,146
FOOD PRODUCTS — 1.1%
Archer-Daniels-Midland Co.	223,259	17,324,898
Campbell Soup Co.	80,472	3,866,680
Conagra Brands, Inc.	190,437	6,520,563
General Mills, Inc.	240,984	18,182,243
Hershey Co.	57,800	12,436,248
Hormel Foods Corp.	112,555	5,330,605
J.M. Smucker Co.	43,546	5,574,323
Kellogg Co.	101,893	7,269,047
Kraft Heinz Co.	282,176	10,762,193
Lamb Weston Holdings, Inc.	57,988	4,143,822
McCormick & Co., Inc.	98,818	8,226,598
Mondelez International, Inc. Class A	555,409	34,485,345
Tyson Foods, Inc. Class A	116,664	10,040,104
		144,162,669
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp. (b)	52,711	5,908,903
HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Abbott Laboratories	700,499	76,109,216
ABIOMED, Inc. (a)	18,131	4,487,604
Align Technology, Inc. (a)	29,108	6,888,990
Baxter International, Inc.	199,006	12,782,155
Becton Dickinson & Co.	113,751	28,043,034
Boston Scientific Corp. (a)	567,079	21,135,034
Cooper Cos., Inc.	19,313	6,047,287
DENTSPLY SIRONA, Inc.	86,832	3,102,507
DexCom, Inc. (a)	155,171	11,564,895
Edwards Lifesciences Corp. (a)	248,378	23,618,264
Hologic, Inc. (a)	99,708	6,909,765
IDEXX Laboratories, Inc. (a)	33,835	11,866,950
Intuitive Surgical, Inc. (a)	142,156	28,532,131
Medtronic PLC	535,248	48,038,508
ResMed, Inc.	57,980	12,154,348

See accompanying notes to financial statements.
58

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
STERIS PLC	39,709	$ 8,186,010
Stryker Corp.	133,411	26,539,450
Teleflex, Inc.	18,446	4,534,949
Zimmer Biomet Holdings, Inc.	82,920	8,711,575
		349,252,672
HEALTH CARE PROVIDERS & SERVICES — 3.5%
AmerisourceBergen Corp.	59,534	8,422,870
Cardinal Health, Inc.	110,531	5,777,455
Centene Corp. (a)	231,617	19,597,114
Cigna Corp.	126,871	33,433,046
CVS Health Corp.	523,930	48,547,354
DaVita, Inc. (a)	24,185	1,933,833
Elevance Health, Inc.	96,701	46,665,969
HCA Healthcare, Inc.	91,087	15,308,081
Henry Schein, Inc. (a)	55,410	4,252,163
Humana, Inc.	50,650	23,707,746
Laboratory Corp. of America Holdings	37,051	8,683,272
McKesson Corp.	58,145	18,967,481
Molina Healthcare, Inc. (a)	23,156	6,474,649
Quest Diagnostics, Inc.	47,455	6,310,566
UnitedHealth Group, Inc.	375,205	192,716,544
Universal Health Services, Inc. Class B	26,870	2,706,078
		443,504,221
HOTELS, RESTAURANTS & LEISURE — 1.8%
Booking Holdings, Inc. (a)	16,244	28,410,594
Caesars Entertainment, Inc. (a)	85,089	3,258,909
Carnival Corp. (a) (b)	318,154	2,752,032
Chipotle Mexican Grill, Inc. (a)	11,207	14,650,463
Darden Restaurants, Inc.	49,976	5,653,285
Domino's Pizza, Inc.	14,769	5,755,627
Expedia Group, Inc. (a)	61,558	5,837,545
Hilton Worldwide Holdings, Inc.	110,661	12,332,062
Las Vegas Sands Corp. (a)	136,901	4,598,505
Marriott International, Inc. Class A	108,821	14,800,744
McDonald's Corp.	295,831	73,034,757
MGM Resorts International	141,563	4,098,249
Norwegian Cruise Line Holdings, Ltd. (a) (b)	167,595	1,863,656
Penn National Gaming, Inc. (a)	66,337	2,017,971
Royal Caribbean Cruises, Ltd. (a) (b)	89,493	3,124,201
Starbucks Corp.	459,276	35,084,094
Wynn Resorts, Ltd. (a) (b)	41,644	2,372,875
Yum! Brands, Inc.	114,144	12,956,485
		232,602,054
HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc.	128,584	8,510,975
Garmin, Ltd.	60,842	5,977,726
Lennar Corp. Class A	104,254	7,357,205
Mohawk Industries, Inc. (a)	20,639	2,561,094
Newell Brands, Inc.	150,428	2,864,149
NVR, Inc. (a)	1,211	4,849,014
Security Description	Shares	Value
PulteGroup, Inc.	95,152	$ 3,770,874
Whirlpool Corp. (b)	22,528	3,488,911
		39,379,948
HOUSEHOLD PRODUCTS — 1.6%
Church & Dwight Co., Inc.	96,652	8,955,774
Clorox Co.	49,155	6,929,872
Colgate-Palmolive Co.	334,699	26,822,778
Kimberly-Clark Corp.	133,521	18,045,363
Procter & Gamble Co.	956,924	137,596,102
		198,349,889
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	264,605	5,559,351
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	228,104	29,518,939
General Electric Co.	436,763	27,808,700
Honeywell International, Inc.	272,336	47,334,720
		104,662,359
INSURANCE — 2.2%
Aflac, Inc.	237,106	13,119,075
Allstate Corp.	109,967	13,936,118
American International Group, Inc.	316,870	16,201,563
Aon PLC Class A	84,962	22,912,552
Arthur J Gallagher & Co.	82,341	13,424,877
Assurant, Inc.	21,631	3,738,918
Brown & Brown, Inc.	92,620	5,403,451
Chubb, Ltd.	169,446	33,309,695
Cincinnati Financial Corp.	59,355	7,062,058
Everest Re Group, Ltd.	15,858	4,444,680
Globe Life, Inc.	36,704	3,577,539
Hartford Financial Services Group, Inc.	131,578	8,609,148
Lincoln National Corp.	64,657	3,024,008
Loews Corp.	78,428	4,647,643
Marsh & McLennan Cos., Inc.	200,836	31,179,789
MetLife, Inc.	276,550	17,364,574
Principal Financial Group, Inc.	94,021	6,279,663
Progressive Corp.	232,685	27,054,285
Prudential Financial, Inc.	150,242	14,375,155
Travelers Cos., Inc.	96,323	16,291,109
Willis Towers Watson PLC	44,646	8,812,674
WR Berkley Corp.	83,650	5,709,949
		280,478,523
INTERACTIVE MEDIA & SERVICES — 5.3%
Alphabet, Inc. Class A (a)	120,004	261,519,917
Alphabet, Inc. Class C (a)	110,344	241,371,983
Match Group, Inc. (a)	112,857	7,865,004
Meta Platforms, Inc. Class A (a)	917,424	147,934,620
Twitter, Inc. (a)	305,132	11,408,886
		670,100,410
INTERNET & DIRECT MARKETING RETAIL — 3.0%
Amazon.com, Inc. (a)	3,500,293	371,766,119

See accompanying notes to financial statements.
59

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
eBay, Inc.	223,965	$ 9,332,622
Etsy, Inc. (a) (b)	50,582	3,703,108
		384,801,849
IT SERVICES — 4.4%
Accenture PLC Class A	252,137	70,005,838
Akamai Technologies, Inc. (a) (b)	64,477	5,888,684
Automatic Data Processing, Inc.	167,476	35,176,659
Broadridge Financial Solutions, Inc.	46,370	6,610,043
Cognizant Technology Solutions Corp. Class A	208,245	14,054,455
DXC Technology Co. (a)	99,989	3,030,667
EPAM Systems, Inc. (a)	22,612	6,665,565
Fidelity National Information Services, Inc.	242,122	22,195,324
Fiserv, Inc. (a)	232,683	20,701,807
FleetCor Technologies, Inc. (a)	30,900	6,492,399
Gartner, Inc. (a)	32,278	7,805,789
Global Payments, Inc.	113,704	12,580,211
International Business Machines Corp.	358,044	50,552,232
Jack Henry & Associates, Inc.	29,250	5,265,585
Mastercard, Inc. Class A	343,547	108,382,208
Paychex, Inc.	127,584	14,527,990
PayPal Holdings, Inc. (a)	463,206	32,350,307
VeriSign, Inc. (a)	38,625	6,463,121
Visa, Inc. Class A (b)	658,354	129,623,319
		558,372,203
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	51,610	4,225,827
LIFE SCIENCES TOOLS & SERVICES — 1.9%
Agilent Technologies, Inc.	120,494	14,311,072
Bio-Rad Laboratories, Inc. Class A (a)	8,446	4,180,770
Bio-Techne Corp.	15,812	5,481,072
Charles River Laboratories International, Inc. (a)	19,717	4,218,846
Danaher Corp.	258,869	65,628,469
Illumina, Inc. (a)	62,267	11,479,544
IQVIA Holdings, Inc. (a)	75,828	16,453,918
Mettler-Toledo International, Inc. (a)	9,142	10,502,055
PerkinElmer, Inc.	50,400	7,167,888
Thermo Fisher Scientific, Inc.	156,596	85,075,475
Waters Corp. (a)	24,107	7,978,935
West Pharmaceutical Services, Inc.	29,365	8,879,095
		241,357,139
MACHINERY — 1.5%
Caterpillar, Inc.	213,344	38,137,374
Cummins, Inc.	56,447	10,924,188
Deere & Co.	111,828	33,489,131
Dover Corp.	57,308	6,952,607
Fortive Corp.	142,556	7,752,195
Security Description	Shares	Value
IDEX Corp.	30,021	$ 5,452,714
Illinois Tool Works, Inc.	113,816	20,742,966
Ingersoll Rand, Inc.	161,965	6,815,487
Nordson Corp.	21,616	4,375,943
Otis Worldwide Corp.	169,184	11,956,233
PACCAR, Inc.	138,274	11,385,481
Parker-Hannifin Corp.	51,359	12,636,882
Pentair PLC	65,304	2,988,964
Snap-on, Inc.	21,705	4,276,536
Stanley Black & Decker, Inc.	60,335	6,326,728
Westinghouse Air Brake Technologies Corp.	74,308	6,099,201
Xylem, Inc.	71,702	5,605,663
		195,918,293
MEDIA — 0.9%
Charter Communications, Inc. Class A (a)	46,319	21,701,841
Comcast Corp. Class A	1,788,410	70,177,208
DISH Network Corp. Class A (a) (b)	100,455	1,801,158
Fox Corp. Class A	127,320	4,094,611
Fox Corp. Class B	58,336	1,732,579
Interpublic Group of Cos., Inc.	156,428	4,306,463
News Corp. Class A	157,877	2,459,724
News Corp. Class B	48,805	775,512
Omnicom Group, Inc.	83,301	5,298,777
Paramount Global Class B (b)	240,708	5,940,673
		118,288,546
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	579,751	16,963,514
Newmont Corp.	317,082	18,920,283
Nucor Corp.	106,373	11,106,405
		46,990,202
MULTI-UTILITIES — 1.0%
Ameren Corp.	102,370	9,250,153
CenterPoint Energy, Inc.	250,607	7,412,955
CMS Energy Corp.	115,203	7,776,202
Consolidated Edison, Inc.	140,700	13,380,570
Dominion Energy, Inc.	321,741	25,678,149
DTE Energy Co.	76,593	9,708,163
NiSource, Inc.	156,079	4,602,770
Public Service Enterprise Group, Inc.	201,453	12,747,946
Sempra Energy	125,718	18,891,644
WEC Energy Group, Inc.	125,577	12,638,069
		122,086,621
MULTILINE RETAIL — 0.5%
Dollar General Corp.	91,508	22,459,723
Dollar Tree, Inc. (a)	89,760	13,989,096
Target Corp.	185,012	26,129,245
		62,578,064
OIL, GAS & CONSUMABLE FUELS — 4.0%
APA Corp.	135,265	4,720,749

See accompanying notes to financial statements.
60

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Chevron Corp.	785,997	$ 113,796,646
ConocoPhillips	517,404	46,468,053
Coterra Energy, Inc.	322,578	8,319,287
Devon Energy Corp.	245,602	13,535,126
Diamondback Energy, Inc.	66,762	8,088,217
EOG Resources, Inc.	233,471	25,784,537
Exxon Mobil Corp.	1,685,227	144,322,840
Hess Corp.	109,553	11,606,045
Kinder Morgan, Inc.	776,647	13,016,604
Marathon Oil Corp.	283,123	6,364,605
Marathon Petroleum Corp.	216,468	17,795,834
Occidental Petroleum Corp.	352,232	20,739,420
ONEOK, Inc.	177,720	9,863,460
Phillips 66	189,799	15,561,620
Pioneer Natural Resources Co.	90,391	20,164,424
Valero Energy Corp.	162,454	17,265,611
Williams Cos., Inc.	483,357	15,085,572
		512,498,650
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	92,236	23,489,742
PHARMACEUTICALS — 4.8%
Bristol-Myers Squibb Co.	851,702	65,581,054
Catalent, Inc. (a)	71,611	7,683,144
Eli Lilly & Co.	315,521	102,301,374
Johnson & Johnson	1,049,035	186,214,203
Merck & Co., Inc.	1,007,466	91,850,675
Organon & Co.	101,667	3,431,261
Pfizer, Inc.	2,237,802	117,327,959
Viatris, Inc.	480,719	5,033,128
Zoetis, Inc.	188,512	32,403,328
		611,826,126
PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	48,143	8,799,578
Jacobs Engineering Group, Inc.	51,718	6,574,909
Leidos Holdings, Inc.	54,595	5,498,262
Nielsen Holdings PLC	142,832	3,316,559
Robert Half International, Inc.	43,864	3,284,975
Verisk Analytics, Inc.	63,187	10,937,038
		38,411,321
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	130,803	9,628,409
ROAD & RAIL — 0.9%
CSX Corp.	869,815	25,276,824
JB Hunt Transport Services, Inc.	33,580	5,287,842
Norfolk Southern Corp.	95,799	21,774,155
Old Dominion Freight Line, Inc.	36,713	9,408,808
Union Pacific Corp.	251,312	53,599,823
		115,347,452
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.2%
Advanced Micro Devices, Inc. (a)	648,278	49,573,819
Analog Devices, Inc.	209,539	30,611,552
Security Description	Shares	Value
Applied Materials, Inc.	354,533	$ 32,255,412
Broadcom, Inc.	163,270	79,318,199
Enphase Energy, Inc. (a)	53,470	10,439,483
Intel Corp.	1,622,598	60,701,391
KLA Corp.	59,635	19,028,336
Lam Research Corp.	55,507	23,654,308
Microchip Technology, Inc.	220,745	12,820,870
Micron Technology, Inc.	445,022	24,600,816
Monolithic Power Systems, Inc.	17,178	6,597,039
NVIDIA Corp.	1,001,749	151,855,131
NXP Semiconductors NV	105,341	15,593,628
ON Semiconductor Corp. (a)	173,690	8,738,344
Qorvo, Inc. (a)	43,476	4,100,656
QUALCOMM, Inc.	448,094	57,239,528
Skyworks Solutions, Inc.	65,288	6,048,280
SolarEdge Technologies, Inc. (a)	21,108	5,776,837
Teradyne, Inc. (b)	64,656	5,789,945
Texas Instruments, Inc.	367,535	56,471,753
		661,215,327
SOFTWARE — 9.0%
Adobe, Inc. (a)	188,427	68,975,588
ANSYS, Inc. (a)	34,691	8,301,209
Autodesk, Inc. (a)	87,351	15,020,878
Cadence Design Systems, Inc. (a)	110,162	16,527,605
Ceridian HCM Holding, Inc. (a)	54,059	2,545,098
Citrix Systems, Inc. (a)	49,758	4,834,985
Fortinet, Inc. (a)	266,635	15,086,208
Intuit, Inc.	112,916	43,522,343
Microsoft Corp.	2,985,635	766,800,637
NortonLifeLock, Inc.	231,212	5,077,415
Oracle Corp.	628,717	43,928,457
Paycom Software, Inc. (a)	19,019	5,327,602
PTC, Inc. (a)	41,581	4,421,724
Roper Technologies, Inc.	41,777	16,487,293
Salesforce, Inc. (a)	394,381	65,088,640
ServiceNow, Inc. (a)	79,350	37,732,512
Synopsys, Inc. (a)	61,021	18,532,078
Tyler Technologies, Inc. (a)	16,416	5,457,992
		1,143,668,264
SPECIALTY RETAIL — 2.1%
Advance Auto Parts, Inc.	24,842	4,299,902
AutoZone, Inc. (a)	7,899	16,975,899
Bath & Body Works, Inc. (b)	95,417	2,568,626
Best Buy Co., Inc.	81,010	5,281,042
CarMax, Inc. (a) (b)	64,428	5,829,445
Home Depot, Inc.	413,408	113,385,412
Lowe's Cos., Inc.	264,507	46,201,438
O'Reilly Automotive, Inc. (a)	26,312	16,622,869
Ross Stores, Inc.	141,343	9,926,519
TJX Cos., Inc.	469,817	26,239,279
Tractor Supply Co.	45,306	8,782,568
Ulta Beauty, Inc. (a)	20,888	8,051,906
		264,164,905

See accompanying notes to financial statements.
61

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.9%
Apple, Inc.	6,138,063	$ 839,195,973
Hewlett Packard Enterprise Co.	520,412	6,900,663
HP, Inc.	421,362	13,812,246
NetApp, Inc.	88,865	5,797,553
Seagate Technology Holdings PLC	80,394	5,743,347
Western Digital Corp. (a)	124,438	5,578,556
		877,028,338
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
NIKE, Inc. Class B	508,138	51,931,703
PVH Corp.	28,333	1,612,148
Ralph Lauren Corp.	18,866	1,691,337
Tapestry, Inc.	100,672	3,072,509
Under Armour, Inc. Class C (a)	0	—
VF Corp.	129,634	5,725,934
		64,033,631
TOBACCO — 0.7%
Altria Group, Inc.	724,327	30,255,139
Philip Morris International, Inc.	618,586	61,079,181
		91,334,320
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	229,484	11,455,841
United Rentals, Inc. (a)	28,738	6,980,748
W.W. Grainger, Inc.	17,204	7,818,014
		26,254,603
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	72,514	10,787,908
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile US, Inc. (a)	233,705	31,442,671
TOTAL COMMON STOCKS (Cost $13,161,213,005)		12,734,112,469
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (e) (f)	17,034,408	$ 17,032,705
State Street Navigator Securities Lending Portfolio II (c) (g)	24,284,921	24,284,921
TOTAL SHORT-TERM INVESTMENTS (Cost $41,317,881)		41,317,626
TOTAL INVESTMENTS — 100.1% (Cost $13,202,530,886)		12,775,430,095
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(13,377,852)
NET ASSETS — 100.0%		$12,762,052,243
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2022.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	138	09/16/2022	$25,950,411	$26,147,550	$197,139

During the period ended June 30, 2022, average notional value related to futures contracts was $13,733,327.
See accompanying notes to financial statements.
62

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 12,734,112,469	$—	$—	$ 12,734,112,469
Short-Term Investments	41,317,626	—	—	41,317,626
TOTAL INVESTMENTS	$12,775,430,095	$—	$—	$12,775,430,095
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$ 197,139	$—	$—	$ 197,139
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 197,139	$—	$—	$ 197,139
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$12,775,627,234	$—	$—	$12,775,627,234
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Corp.	103,137	$ 8,486,112	$ 5,932,514	$ 2,158,584	$362,885	$(3,682,321)	145,022	$ 8,940,606	$300,128
State Street Institutional Liquid Reserves Fund, Premier Class	10,105,434	10,108,466	327,536,793	320,608,832	(3,365)	(357)	17,034,408	17,032,705	43,848
State Street Navigator Securities Lending Portfolio II	9,169,527	9,169,527	598,537,038	583,421,644	—	—	24,284,921	24,284,921	64,066
Total		$27,764,105	$932,006,345	$906,189,060	$359,520	$(3,682,678)		$50,258,232	$408,042
See accompanying notes to financial statements.
63

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.2%
L3Harris Technologies, Inc.	63,531	$ 15,355,443
TransDigm Group, Inc. (a)	17,838	9,573,119
		24,928,562
AIR FREIGHT & LOGISTICS — 0.5%
Expeditors International of Washington, Inc.	131,310	12,797,472
United Parcel Service, Inc. Class B	242,331	44,235,101
		57,032,573
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	85,482	7,613,882
AUTOMOBILES — 3.7%
Tesla, Inc. (a)	650,217	437,869,132
BANKS — 2.1%
Bank of America Corp.	2,419,502	75,319,097
Comerica, Inc.	45,480	3,337,322
First Republic Bank	138,775	20,011,355
JPMorgan Chase & Co.	1,046,752	117,874,743
Regions Financial Corp.	330,145	6,190,219
Signature Bank	48,619	8,713,011
SVB Financial Group (a)	45,445	17,950,321
Zions Bancorp NA	57,565	2,930,058
		252,326,126
BEVERAGES — 0.8%
Keurig Dr. Pepper, Inc.	136,470	4,829,673
Monster Beverage Corp. (a)	150,508	13,952,092
PepsiCo, Inc.	449,171	74,858,839
		93,640,604
BIOTECHNOLOGY — 2.4%
AbbVie, Inc.	738,359	113,087,064
Amgen, Inc.	169,611	41,266,356
Incyte Corp. (a)	62,178	4,723,663
Moderna, Inc. (a)	267,989	38,282,229
Regeneron Pharmaceuticals, Inc. (a)	83,661	49,454,527
Vertex Pharmaceuticals, Inc. (a)	118,047	33,264,464
		280,078,303
BUILDING PRODUCTS — 0.2%
A.O. Smith Corp.	51,288	2,804,428
Fortune Brands Home & Security, Inc.	47,041	2,816,815
Johnson Controls International PLC	330,953	15,846,029
Masco Corp.	90,118	4,559,971
		26,027,243
CAPITAL MARKETS — 3.3%
Ameriprise Financial, Inc.	52,897	12,572,559
BlackRock, Inc.	57,538	35,042,944
Cboe Global Markets, Inc.	47,617	5,389,768
Charles Schwab Corp.	790,876	49,967,546
Security Description	Shares	Value
FactSet Research Systems, Inc.	17,032	$ 6,549,996
Franklin Resources, Inc.	97,376	2,269,835
Goldman Sachs Group, Inc.	266,063	79,026,032
Intercontinental Exchange, Inc.	248,383	23,357,937
MarketAxess Holdings, Inc.	14,050	3,596,941
Moody's Corp.	82,562	22,454,387
Morgan Stanley	531,027	40,389,914
MSCI, Inc.	62,869	25,911,458
Nasdaq, Inc.	70,781	10,796,934
Raymond James Financial, Inc.	85,053	7,604,589
S&P Global, Inc.	164,008	55,280,536
T Rowe Price Group, Inc.	123,989	14,086,390
		394,297,766
CHEMICALS — 0.9%
Albemarle Corp.	61,830	12,921,234
Celanese Corp.	36,064	4,241,487
CF Industries Holdings, Inc.	99,077	8,493,871
Linde PLC	198,889	57,186,554
Sherwin-Williams Co.	98,907	22,146,266
		104,989,412
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	31,313	11,696,345
Copart, Inc. (a)	112,500	12,224,250
Republic Services, Inc.	70,928	9,282,347
Rollins, Inc.	76,694	2,678,155
Waste Management, Inc.	151,361	23,155,206
		59,036,303
COMMUNICATIONS EQUIPMENT — 0.8%
Arista Networks, Inc. (a)	173,620	16,275,139
Cisco Systems, Inc.	1,448,196	61,751,078
F5, Inc. (a)	24,609	3,766,161
Motorola Solutions, Inc.	77,210	16,183,216
		97,975,594
CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc.	59,299	7,432,537
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	27,848	8,333,236
Vulcan Materials Co.	49,064	6,971,994
		15,305,230
CONSUMER FINANCE — 0.6%
American Express Co.	209,337	29,018,295
Capital One Financial Corp.	145,943	15,205,801
Discover Financial Services	217,462	20,567,556
Synchrony Financial	228,848	6,320,782
		71,112,434
CONTAINERS & PACKAGING — 0.1%
Avery Dennison Corp.	32,550	5,268,869
Sealed Air Corp.	62,828	3,626,432
		8,895,301
DISTRIBUTORS — 0.1%
LKQ Corp.	88,761	4,357,278

See accompanying notes to financial statements.
64

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Pool Corp.	31,041	$ 10,902,530
		15,259,808
ELECTRIC UTILITIES — 0.1%
NRG Energy, Inc.	188,569	7,197,679
ELECTRICAL EQUIPMENT — 0.2%
Generac Holdings, Inc. (a)	49,018	10,322,210
Rockwell Automation, Inc.	46,458	9,259,544
		19,581,754
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. Class A	245,451	15,802,135
CDW Corp.	62,215	9,802,595
Keysight Technologies, Inc. (a)	106,616	14,697,016
Trimble, Inc. (a)	108,272	6,304,679
Zebra Technologies Corp. Class A (a)	30,210	8,880,229
		55,486,654
ENTERTAINMENT — 0.6%
Live Nation Entertainment, Inc. (a)	44,780	3,697,933
Netflix, Inc. (a)	343,513	60,070,118
Take-Two Interactive Software, Inc. (a)	75,878	9,297,331
		73,065,382
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.3%
American Tower Corp. REIT	183,562	46,916,612
AvalonBay Communities, Inc. REIT	45,180	8,776,215
Camden Property Trust REIT	78,697	10,583,173
Crown Castle International Corp. REIT	150,523	25,345,063
Duke Realty Corp. REIT	190,772	10,482,921
Equinix, Inc. REIT	32,003	21,026,611
Essex Property Trust, Inc. REIT	22,040	5,763,680
Extra Space Storage, Inc. REIT	103,635	17,630,386
Federal Realty OP LP, REIT	22,640	2,167,554
Iron Mountain, Inc. REIT	136,040	6,623,788
Mid-America Apartment Communities, Inc. REIT	54,996	9,606,151
Prologis, Inc. REIT	348,916	41,049,967
Public Storage REIT	69,410	21,702,425
SBA Communications Corp. REIT	46,952	15,026,988
Simon Property Group, Inc. REIT	152,672	14,491,626
UDR, Inc. REIT	123,455	5,683,868
Weyerhaeuser Co. REIT	242,208	8,021,929
		270,898,957
FOOD & STAPLES RETAILING — 0.7%
Costco Wholesale Corp.	175,121	83,931,993
FOOD PRODUCTS — 0.1%
Hershey Co.	50,393	10,842,558
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abbott Laboratories	718,996	$ 78,118,915
ABIOMED, Inc. (a)	19,273	4,770,260
Align Technology, Inc. (a)	56,774	13,436,703
DexCom, Inc. (a)	300,617	22,404,985
Edwards Lifesciences Corp. (a)	304,338	28,939,500
Hologic, Inc. (a)	144,507	10,014,335
IDEXX Laboratories, Inc. (a)	45,267	15,876,495
Intuitive Surgical, Inc. (a)	190,478	38,230,839
ResMed, Inc.	65,223	13,672,698
STERIS PLC	32,355	6,669,983
Stryker Corp.	106,247	21,135,716
		253,270,429
HEALTH CARE PROVIDERS & SERVICES — 1.6%
HCA Healthcare, Inc.	102,193	17,174,555
Laboratory Corp. of America Holdings	37,933	8,889,978
Molina Healthcare, Inc. (a)	22,185	6,203,148
Quest Diagnostics, Inc.	43,141	5,736,890
UnitedHealth Group, Inc.	305,630	156,980,737
		194,985,308
HOTELS, RESTAURANTS & LEISURE — 1.3%
Caesars Entertainment, Inc. (a)	105,439	4,038,314
Chipotle Mexican Grill, Inc. (a)	14,495	18,948,734
Domino's Pizza, Inc.	18,731	7,299,658
Hilton Worldwide Holdings, Inc.	88,197	9,828,674
McDonald's Corp.	257,834	63,654,058
Starbucks Corp.	453,814	34,666,851
Yum! Brands, Inc.	104,746	11,889,718
		150,326,007
HOUSEHOLD DURABLES — 0.2%
D.R. Horton, Inc.	133,129	8,811,809
Garmin, Ltd.	59,685	5,864,051
Newell Brands, Inc.	154,473	2,941,166
NVR, Inc. (a)	1,100	4,404,554
		22,021,580
INSURANCE — 0.8%
Aon PLC Class A	99,693	26,885,208
Arthur J Gallagher & Co.	70,888	11,557,580
Brown & Brown, Inc.	124,642	7,271,614
Cincinnati Financial Corp.	54,296	6,460,138
Marsh & McLennan Cos., Inc.	238,234	36,985,829
		89,160,369
INTERACTIVE MEDIA & SERVICES — 10.7%
Alphabet, Inc. Class A (a)	232,975	507,713,098
Alphabet, Inc. Class C (a)	213,710	467,479,940
Meta Platforms, Inc. Class A (a)	1,777,239	286,579,789
Twitter, Inc. (a)	283,193	10,588,586
		1,272,361,413
INTERNET & DIRECT MARKETING RETAIL — 6.3%
Amazon.com, Inc. (a)	6,780,467	720,153,400
eBay, Inc.	333,534	13,898,362

See accompanying notes to financial statements.
65

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Etsy, Inc. (a)	98,119	$ 7,183,292
		741,235,054
IT SERVICES — 3.5%
Accenture PLC Class A	283,452	78,700,448
Akamai Technologies, Inc. (a)	52,558	4,800,122
Automatic Data Processing, Inc.	172,827	36,300,583
Broadridge Financial Solutions, Inc.	39,493	5,629,727
EPAM Systems, Inc. (a)	44,055	12,986,533
Gartner, Inc. (a)	63,662	15,395,382
Mastercard, Inc. Class A	312,729	98,659,745
Paychex, Inc.	131,835	15,012,051
PayPal Holdings, Inc. (a)	486,554	33,980,931
VeriSign, Inc. (a)	35,007	5,857,721
Visa, Inc. Class A (b)	548,283	107,951,440
		415,274,683
LIFE SCIENCES TOOLS & SERVICES — 3.2%
Agilent Technologies, Inc.	140,648	16,704,763
Bio-Rad Laboratories, Inc. Class A (a)	9,200	4,554,000
Bio-Techne Corp.	30,566	10,595,398
Charles River Laboratories International, Inc. (a)	39,220	8,391,904
Danaher Corp.	340,856	86,413,813
Illumina, Inc. (a)	59,275	10,927,939
IQVIA Holdings, Inc. (a)	107,971	23,428,627
Mettler-Toledo International, Inc. (a)	11,073	12,720,330
PerkinElmer, Inc.	97,969	13,933,151
Thermo Fisher Scientific, Inc.	303,327	164,791,493
Waters Corp. (a)	35,083	11,611,771
West Pharmaceutical Services, Inc.	57,338	17,337,291
		381,410,480
MACHINERY — 0.7%
Deere & Co.	100,176	29,999,707
Dover Corp.	50,988	6,185,864
IDEX Corp.	24,026	4,363,842
Illinois Tool Works, Inc.	90,715	16,532,809
Nordson Corp.	25,316	5,124,971
Otis Worldwide Corp.	130,853	9,247,382
Pentair PLC	73,928	3,383,685
Xylem, Inc.	56,975	4,454,305
		79,292,565
METALS & MINING — 0.2%
Freeport-McMoRan, Inc.	500,268	14,637,842
Nucor Corp.	113,569	11,857,739
		26,495,581
MULTILINE RETAIL — 0.2%
Target Corp.	196,904	27,808,752
OIL, GAS & CONSUMABLE FUELS — 1.1%
APA Corp.	143,674	5,014,223
Devon Energy Corp.	475,359	26,197,034
Security Description	Shares	Value
Diamondback Energy, Inc.	129,232	$ 15,656,457
EOG Resources, Inc.	208,468	23,023,206
Hess Corp.	150,917	15,988,147
Occidental Petroleum Corp.	280,291	16,503,534
ONEOK, Inc.	147,764	8,200,902
Pioneer Natural Resources Co.	98,576	21,990,334
		132,573,837
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. Class A	105,496	26,866,666
PHARMACEUTICALS — 3.1%
Catalent, Inc. (a)	82,980	8,902,924
Eli Lilly & Co.	611,082	198,131,117
Pfizer, Inc.	2,343,931	122,892,302
Zoetis, Inc.	241,585	41,526,046
		371,452,389
PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	94,484	17,269,785
Jacobs Engineering Group, Inc.	44,213	5,620,799
Robert Half International, Inc.	58,304	4,366,386
Verisk Analytics, Inc.	63,673	11,021,160
		38,278,130
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	129,733	9,549,646
ROAD & RAIL — 0.6%
JB Hunt Transport Services, Inc.	38,159	6,008,898
Old Dominion Freight Line, Inc.	72,155	18,491,883
Union Pacific Corp.	199,455	42,539,763
		67,040,544
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.5%
Advanced Micro Devices, Inc. (a)	1,255,566	96,013,132
Applied Materials, Inc.	686,870	62,491,433
Broadcom, Inc.	180,278	87,580,855
Enphase Energy, Inc. (a)	104,463	20,395,356
KLA Corp.	116,525	37,180,797
Lam Research Corp.	108,008	46,027,609
Microchip Technology, Inc.	206,563	11,997,179
Monolithic Power Systems, Inc.	33,334	12,801,589
NVIDIA Corp.	1,940,334	294,135,231
NXP Semiconductors NV	129,539	19,175,658
ON Semiconductor Corp. (a)	255,439	12,851,136
Qorvo, Inc. (a)	41,594	3,923,146
QUALCOMM, Inc.	867,680	110,837,443
Skyworks Solutions, Inc.	59,760	5,536,167
SolarEdge Technologies, Inc. (a)	30,356	8,307,830
Teradyne, Inc.	126,108	11,292,972
Texas Instruments, Inc.	350,029	53,781,956
		894,329,489
SOFTWARE — 17.5%
Adobe, Inc. (a)	364,856	133,559,187

See accompanying notes to financial statements.
66

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
ANSYS, Inc. (a)	41,635	$ 9,962,839
Autodesk, Inc. (a)	108,942	18,733,666
Cadence Design Systems, Inc. (a)	214,477	32,177,984
Ceridian HCM Holding, Inc. (a)	43,073	2,027,877
Fortinet, Inc. (a)	515,862	29,187,472
Intuit, Inc.	218,777	84,325,407
Microsoft Corp.	5,795,647	1,488,496,019
Oracle Corp.	1,218,835	85,160,002
Paycom Software, Inc. (a)	27,833	7,796,580
PTC, Inc. (a)	40,739	4,332,185
Salesforce, Inc. (a)	469,527	77,490,736
ServiceNow, Inc. (a)	154,672	73,549,630
Synopsys, Inc. (a)	79,137	24,033,907
Tyler Technologies, Inc. (a)	19,579	6,509,626
		2,077,343,117
SPECIALTY RETAIL — 3.0%
Advance Auto Parts, Inc.	23,340	4,039,921
AutoZone, Inc. (a)	15,309	32,900,878
Bath & Body Works, Inc.	119,412	3,214,571
CarMax, Inc. (a) (b)	66,220	5,991,586
Home Depot, Inc.	608,493	166,891,375
Lowe's Cos., Inc.	512,224	89,470,166
O'Reilly Automotive, Inc. (a)	50,885	32,147,107
Tractor Supply Co.	87,718	17,004,134
Ulta Beauty, Inc. (a)	22,641	8,727,653
		360,387,391
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 14.0%
Apple, Inc.	11,915,170	1,629,042,042
HP, Inc.	407,457	13,356,441
NetApp, Inc.	122,316	7,979,896
Seagate Technology Holdings PLC	113,364	8,098,724
		1,658,477,103
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
NIKE, Inc. Class B	533,502	54,523,904
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	212,720	$ 10,618,982
United Rentals, Inc. (a)	33,477	8,131,898
		18,750,880
TOTAL COMMON STOCKS (Cost $13,107,039,248)		11,838,041,104
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (c) (d)	8,873,678	8,872,791
State Street Navigator Securities Lending Portfolio II (e) (f)	4,385,456	4,385,456
TOTAL SHORT-TERM INVESTMENTS (Cost $13,258,329)		13,258,247
TOTAL INVESTMENTS — 100.0% (Cost $13,120,297,577)		11,851,299,351
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (g)		(1,998,926)
NET ASSETS — 100.0%		$11,849,300,425
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$11,838,041,104	$—	$—	$11,838,041,104
Short-Term Investments	13,258,247	—	—	13,258,247
TOTAL INVESTMENTS	$11,851,299,351	$—	$—	$11,851,299,351
See accompanying notes to financial statements.
67

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	4,554,231	$4,555,597	$250,330,157	$246,010,215	$(2,666)	$(82)	8,873,678	$ 8,872,791	$22,470
State Street Navigator Securities Lending Portfolio II	—	—	44,850,878	40,465,422	—	—	4,385,456	4,385,456	1,596
Total		$4,555,597	$295,181,035	$286,475,637	$(2,666)	$(82)		$13,258,247	$24,066
See accompanying notes to financial statements.
68

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BANKS — 9.3%
Citigroup, Inc.	1,637,823	$ 75,323,480
Citizens Financial Group, Inc.	2,009,678	71,725,408
Comerica, Inc.	1,134,231	83,229,871
Huntington Bancshares, Inc.	6,565,533	78,983,362
KeyCorp.	4,109,526	70,807,133
M&T Bank Corp.	616,670	98,291,031
Regions Financial Corp.	4,469,993	83,812,369
Truist Financial Corp.	1,648,389	78,183,090
US Bancorp	1,807,424	83,177,652
		723,533,396
BIOTECHNOLOGY — 4.1%
AbbVie, Inc.	777,437	119,072,251
Amgen, Inc.	454,484	110,575,957
Gilead Sciences, Inc.	1,497,468	92,558,497
		322,206,705
CAPITAL MARKETS — 1.0%
Franklin Resources, Inc.	3,240,500	75,536,055
CHEMICALS — 2.4%
Dow, Inc.	1,814,925	93,668,279
LyondellBasell Industries NV Class A	1,100,334	96,235,212
		189,903,491
CONTAINERS & PACKAGING — 2.5%
Amcor PLC	8,606,625	106,980,349
International Paper Co.	2,128,835	89,049,168
		196,029,517
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.8%
AT&T, Inc.	5,084,611	106,573,447
Lumen Technologies, Inc. (a)	8,381,722	91,444,587
Verizon Communications, Inc.	1,938,694	98,388,720
		296,406,754
ELECTRIC UTILITIES — 12.1%
American Electric Power Co., Inc.	1,152,979	110,616,805
Duke Energy Corp.	1,001,719	107,394,294
Edison International	1,646,785	104,142,684
Entergy Corp.	949,788	106,984,120
Evergy, Inc.	1,613,641	105,290,075
FirstEnergy Corp.	2,482,400	95,299,336
Pinnacle West Capital Corp.	1,454,457	106,349,896
PPL Corp.	3,470,891	94,165,273
Southern Co.	1,525,222	108,763,581
		939,006,064
Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 1.4%
Baker Hughes Co.	3,795,655	$ 109,580,560
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 12.4%
Boston Properties, Inc. REIT	891,995	79,369,715
Federal Realty OP LP, REIT	834,682	79,912,455
Healthpeak Properties, Inc. REIT	2,945,925	76,328,917
Iron Mountain, Inc. REIT	2,315,727	112,752,748
Kimco Realty Corp. REIT	4,316,462	85,336,454
Realty Income Corp. REIT	1,499,052	102,325,289
Regency Centers Corp. REIT	1,448,455	85,907,866
Simon Property Group, Inc. REIT	703,586	66,784,383
Ventas, Inc. REIT	1,982,678	101,969,129
Vornado Realty Trust REIT (a)	2,479,358	70,884,845
Welltower, Inc. REIT	1,192,716	98,220,163
		959,791,964
FOOD & STAPLES RETAILING — 1.0%
Walgreens Boots Alliance, Inc.	1,960,529	74,304,049
FOOD PRODUCTS — 6.9%
Campbell Soup Co.	2,267,251	108,941,410
Conagra Brands, Inc.	2,907,916	99,567,044
General Mills, Inc.	1,496,011	112,874,030
Kellogg Co.	1,552,156	110,730,809
Kraft Heinz Co.	2,823,672	107,694,850
		539,808,143
HEALTH CARE PROVIDERS & SERVICES — 1.4%
Cardinal Health, Inc.	2,022,279	105,704,523
HOUSEHOLD DURABLES — 1.1%
Newell Brands, Inc.	4,386,303	83,515,209
HOUSEHOLD PRODUCTS — 1.3%
Kimberly-Clark Corp.	723,577	97,791,432
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	594,282	76,906,034
INSURANCE — 3.6%
MetLife, Inc.	1,568,523	98,487,559
Principal Financial Group, Inc.	1,421,847	94,965,161
Prudential Financial, Inc.	937,525	89,702,392
		283,155,112

See accompanying notes to financial statements.
69

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
IT SERVICES — 1.5%
International Business Machines Corp.	797,630	$ 112,617,380
MEDIA — 2.1%
Interpublic Group of Cos., Inc.	2,883,620	79,386,059
Omnicom Group, Inc.	1,357,012	86,319,533
		165,705,592
METALS & MINING — 1.3%
Newmont Corp.	1,628,932	97,198,372
MULTI-UTILITIES — 7.1%
Consolidated Edison, Inc.	1,253,187	119,178,084
Dominion Energy, Inc.	1,306,646	104,283,417
NiSource, Inc.	3,800,062	112,063,828
Public Service Enterprise Group, Inc.	1,594,360	100,891,101
Sempra Energy	780,465	117,280,476
		553,696,906
OIL, GAS & CONSUMABLE FUELS — 13.1%
Chevron Corp.	807,860	116,961,971
EOG Resources, Inc.	1,004,291	110,913,898
Exxon Mobil Corp.	1,411,482	120,879,318
Kinder Morgan, Inc.	5,920,399	99,225,887
Marathon Petroleum Corp.	1,459,562	119,990,592
ONEOK, Inc.	1,748,945	97,066,448
Phillips 66	1,238,478	101,542,811
Valero Energy Corp.	1,305,922	138,793,390
Williams Cos., Inc.	3,634,561	113,434,649
		1,018,808,964
PHARMACEUTICALS — 5.6%
Bristol-Myers Squibb Co.	1,640,966	126,354,382
Merck & Co., Inc.	1,303,386	118,829,702
Organon & Co.	3,374,308	113,882,895
Viatris, Inc.	7,142,645	74,783,493
		433,850,472
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
Hewlett Packard Enterprise Co.	6,377,532	84,566,074
Security Description	Shares	Value
TOBACCO — 2.4%
Altria Group, Inc.	2,052,925	$ 85,750,677
Philip Morris International, Inc.	1,019,563	100,671,651
		186,422,328
TOTAL COMMON STOCKS (Cost $7,979,382,714)		7,726,045,096

SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (b) (c)	21,462,675	21,460,529
State Street Navigator Securities Lending Portfolio II (d) (e)	34,115,540	34,115,540
TOTAL SHORT-TERM INVESTMENTS (Cost $55,576,108)		55,576,069
TOTAL INVESTMENTS — 100.2% (Cost $8,034,958,822)		7,781,621,165
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(13,714,339)
NET ASSETS — 100.0%		$ 7,767,906,826
(a)	All or a portion of the shares of the security are on loan at June 30, 2022.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	183	09/16/2022	$34,393,010	$34,673,925	$280,915

During the period ended June 30, 2022, average notional value related to futures contracts was $4,812,297.
See accompanying notes to financial statements.
70

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,726,045,096	$—	$—	$7,726,045,096
Short-Term Investments	55,576,069	—	—	55,576,069
TOTAL INVESTMENTS	$7,781,621,165	$—	$—	$7,781,621,165
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$ 280,915	$—	$—	$ 280,915
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 280,915	$—	$—	$ 280,915
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$7,781,902,080	$—	$—	$7,781,902,080
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	9,335,393	$ 9,338,193	$ 325,918,779	$ 313,802,703	$6,373	$(113)	21,462,675	$21,460,529	$36,428
State Street Navigator Securities Lending Portfolio II	16,855,361	16,855,361	866,410,862	849,150,683	—	—	34,115,540	34,115,540	58,179
Total		$26,193,554	$1,192,329,641	$1,162,953,386	$6,373	$(113)		$55,576,069	$94,607
See accompanying notes to financial statements.
71

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.1%
Boeing Co. (a)	417,413	$ 57,068,705
General Dynamics Corp.	173,395	38,363,644
Howmet Aerospace, Inc.	288,342	9,068,356
Huntington Ingalls Industries, Inc.	30,101	6,556,600
L3Harris Technologies, Inc.	83,916	20,282,497
Lockheed Martin Corp.	177,723	76,413,781
Northrop Grumman Corp.	110,088	52,684,814
Raytheon Technologies Corp.	1,116,297	107,287,305
Textron, Inc.	165,128	10,084,367
TransDigm Group, Inc. (a)	22,169	11,897,437
		389,707,506
AIR FREIGHT & LOGISTICS — 0.9%
C.H. Robinson Worldwide, Inc.	97,544	9,888,035
FedEx Corp.	179,140	40,612,830
United Parcel Service, Inc. Class B	311,747	56,906,297
		107,407,162
AIRLINES — 0.4%
Alaska Air Group, Inc. (a)	93,276	3,735,704
American Airlines Group, Inc. (a)	481,550	6,106,054
Delta Air Lines, Inc. (a)	478,252	13,854,960
Southwest Airlines Co. (a)	442,640	15,988,157
United Airlines Holdings, Inc. (a)	243,600	8,628,312
		48,313,187
AUTO COMPONENTS — 0.1%
Aptiv PLC (a)	119,329	10,628,634
BorgWarner, Inc.	178,463	5,955,310
		16,583,944
AUTOMOBILES — 0.5%
Ford Motor Co.	2,953,781	32,875,583
General Motors Co. (a)	1,089,628	34,606,585
		67,482,168
BANKS — 5.1%
Bank of America Corp.	2,987,607	93,004,206
Citigroup, Inc.	1,457,552	67,032,816
Citizens Financial Group, Inc.	370,219	13,213,116
Comerica, Inc.	53,653	3,937,057
Fifth Third Bancorp	511,956	17,201,721
Huntington Bancshares, Inc.	1,082,032	13,016,845
JPMorgan Chase & Co.	1,190,590	134,072,340
KeyCorp.	696,299	11,997,232
M&T Bank Corp.	134,364	21,416,278
PNC Financial Services Group, Inc.	310,333	48,961,237
Regions Financial Corp.	390,621	7,324,144
Truist Financial Corp.	1,002,177	47,533,255
US Bancorp	1,012,343	46,588,025
Wells Fargo & Co.	2,845,075	111,441,588
Security Description	Shares	Value
Zions Bancorp NA	60,534	$ 3,081,181
		639,821,041
BEVERAGES — 2.9%
Brown-Forman Corp. Class B	135,989	9,540,988
Coca-Cola Co.	2,928,244	184,215,830
Constellation Brands, Inc. Class A	122,088	28,453,829
Keurig Dr. Pepper, Inc.	420,698	14,888,502
Molson Coors Beverage Co. Class B	140,283	7,646,827
Monster Beverage Corp. (a)	135,620	12,571,974
PepsiCo, Inc.	602,088	100,343,986
		357,661,936
BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	610,191	93,456,854
Amgen, Inc.	236,520	57,545,316
Biogen, Inc. (a)	109,784	22,389,349
Gilead Sciences, Inc.	940,560	58,136,014
Incyte Corp. (a)	79,684	6,053,593
Vertex Pharmaceuticals, Inc. (a)	76,031	21,424,775
		259,005,901
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	49,438	2,703,270
Allegion PLC	66,784	6,538,154
Carrier Global Corp.	640,117	22,826,572
Fortune Brands Home & Security, Inc.	55,721	3,336,573
Johnson Controls International PLC	206,629	9,893,397
Masco Corp.	94,467	4,780,030
Trane Technologies PLC	174,661	22,683,224
		72,761,220
CAPITAL MARKETS — 2.5%
Ameriprise Financial, Inc.	32,712	7,774,988
Bank of New York Mellon Corp.	553,573	23,089,530
BlackRock, Inc.	51,394	31,301,002
Cboe Global Markets, Inc.	33,379	3,778,169
Charles Schwab Corp.	360,316	22,764,765
CME Group, Inc.	269,729	55,213,526
FactSet Research Systems, Inc.	11,942	4,592,535
Franklin Resources, Inc.	115,055	2,681,932
Intercontinental Exchange, Inc.	180,891	17,010,990
Invesco, Ltd.	254,246	4,100,988
MarketAxess Holdings, Inc.	14,842	3,799,700
Moody's Corp.	41,221	11,210,875
Morgan Stanley	535,516	40,731,347
Nasdaq, Inc.	19,244	2,935,480
Northern Trust Corp.	156,069	15,057,537
Raymond James Financial, Inc.	57,168	5,111,391
S&P Global, Inc.	101,578	34,237,881
State Street Corp. (b)	273,716	16,874,591
T Rowe Price Group, Inc.	51,628	5,865,457
		308,132,684

See accompanying notes to financial statements.
72

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
CHEMICALS — 2.6%
Air Products & Chemicals, Inc.	166,448	$ 40,027,415
Albemarle Corp.	27,784	5,806,300
Celanese Corp.	46,206	5,434,288
CF Industries Holdings, Inc.	63,648	5,456,543
Corteva, Inc.	545,808	29,550,045
Dow, Inc.	546,406	28,200,014
DuPont de Nemours, Inc.	385,380	21,419,420
Eastman Chemical Co.	96,536	8,666,037
Ecolab, Inc.	187,465	28,824,618
FMC Corp.	94,894	10,154,607
International Flavors & Fragrances, Inc.	190,502	22,692,598
Linde PLC	184,993	53,191,037
LyondellBasell Industries NV Class A	194,262	16,990,155
Mosaic Co.	271,647	12,829,888
PPG Industries, Inc.	177,685	20,316,503
Sherwin-Williams Co.	85,430	19,128,631
		328,688,099
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	35,842	13,388,062
Copart, Inc. (a)	51,250	5,568,825
Republic Services, Inc.	87,298	11,424,689
Rollins, Inc.	94,294	3,292,747
Waste Management, Inc.	141,700	21,677,266
		55,351,589
COMMUNICATIONS EQUIPMENT — 0.8%
Cisco Systems, Inc.	1,714,848	73,121,119
F5, Inc. (a)	21,011	3,215,523
Juniper Networks, Inc.	242,057	6,898,625
Motorola Solutions, Inc.	51,937	10,885,995
		94,121,262
CONSTRUCTION & ENGINEERING — 0.0% (c)
Quanta Services, Inc.	48,692	6,103,055
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	19,516	5,839,968
Vulcan Materials Co.	51,479	7,315,166
		13,155,134
CONSUMER FINANCE — 0.4%
American Express Co.	256,365	35,537,316
Capital One Financial Corp.	153,459	15,988,893
Synchrony Financial	167,438	4,624,638
		56,150,847
CONTAINERS & PACKAGING — 0.5%
Amcor PLC	1,147,810	14,267,278
Avery Dennison Corp.	30,529	4,941,729
Ball Corp.	242,136	16,651,693
International Paper Co.	278,118	11,633,676
Packaging Corp. of America	71,288	9,802,100
Sealed Air Corp.	49,839	2,876,707
Security Description	Shares	Value
Westrock Co.	191,202	$ 7,617,488
		67,790,671
DISTRIBUTORS — 0.2%
Genuine Parts Co.	106,611	14,179,263
LKQ Corp.	113,926	5,592,627
		19,771,890
DIVERSIFIED FINANCIAL SERVICES — 3.0%
Berkshire Hathaway, Inc. Class B (a)	1,357,803	370,707,375
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
AT&T, Inc.	5,359,761	112,340,591
Lumen Technologies, Inc. (d)	685,708	7,481,074
Verizon Communications, Inc.	3,150,283	159,876,862
		279,698,527
ELECTRIC UTILITIES — 3.7%
Alliant Energy Corp.	186,742	10,944,949
American Electric Power Co., Inc.	385,345	36,969,999
Constellation Energy Corp.	245,323	14,047,195
Duke Energy Corp.	576,726	61,830,795
Edison International	284,084	17,965,472
Entergy Corp.	150,277	16,927,201
Evergy, Inc.	172,044	11,225,871
Eversource Energy	258,134	21,804,579
Exelon Corp.	735,520	33,333,766
FirstEnergy Corp.	426,747	16,382,817
NextEra Energy, Inc.	1,472,776	114,081,229
Pinnacle West Capital Corp.	83,929	6,136,889
PPL Corp.	561,577	15,235,584
Southern Co.	794,400	56,648,664
Xcel Energy, Inc.	403,608	28,559,302
		462,094,312
ELECTRICAL EQUIPMENT — 0.8%
AMETEK, Inc.	173,856	19,105,036
Eaton Corp. PLC	298,749	37,639,386
Emerson Electric Co.	446,688	35,529,564
Rockwell Automation, Inc.	41,653	8,301,859
		100,575,845
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	211,505	13,616,692
CDW Corp.	41,837	6,591,838
Corning, Inc.	559,462	17,628,648
Keysight Technologies, Inc. (a)	34,216	4,716,675
TE Connectivity, Ltd.	241,773	27,356,615
Teledyne Technologies, Inc. (a)	34,899	13,090,964
Trimble, Inc. (a)	82,152	4,783,711
Zebra Technologies Corp. Class A (a)	11,000	3,233,450
		91,018,593
ENERGY EQUIPMENT & SERVICES — 0.6%
Baker Hughes Co.	702,125	20,270,349

See accompanying notes to financial statements.
73

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Halliburton Co.	674,014	$ 21,137,079
Schlumberger NV	1,052,243	37,628,209
		79,035,637
ENTERTAINMENT — 1.9%
Activision Blizzard, Inc.	583,957	45,466,892
Electronic Arts, Inc.	211,671	25,749,777
Live Nation Entertainment, Inc. (a) (d)	57,649	4,760,655
Take-Two Interactive Software, Inc. (a)	45,091	5,525,000
Walt Disney Co. (a)	1,366,362	128,984,573
Warner Bros Discovery, Inc. (a)	1,658,405	22,255,795
		232,742,692
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.3%
Alexandria Real Estate Equities, Inc. REIT	109,196	15,836,696
American Tower Corp. REIT	170,867	43,671,897
AvalonBay Communities, Inc. REIT	60,669	11,784,953
Boston Properties, Inc. REIT	106,906	9,512,496
Crown Castle International Corp. REIT	178,731	30,094,726
Digital Realty Trust, Inc. REIT	212,538	27,593,809
Duke Realty Corp. REIT	99,343	5,458,898
Equinix, Inc. REIT	36,421	23,929,325
Equity Residential REIT	256,691	18,538,224
Essex Property Trust, Inc. REIT	27,147	7,099,212
Federal Realty OP LP, REIT	30,903	2,958,653
Healthpeak Properties, Inc. REIT	402,917	10,439,579
Host Hotels & Resorts, Inc. REIT	537,258	8,424,205
Iron Mountain, Inc. REIT	84,052	4,092,492
Kimco Realty Corp. REIT	463,936	9,172,015
Mid-America Apartment Communities, Inc. REIT	32,638	5,700,879
Prologis, Inc. REIT	216,683	25,492,755
Public Storage REIT	46,757	14,619,511
Realty Income Corp. REIT	451,470	30,817,342
Regency Centers Corp. REIT	114,652	6,800,010
SBA Communications Corp. REIT	35,707	11,428,025
Simon Property Group, Inc. REIT	98,042	9,306,147
UDR, Inc. REIT	100,671	4,634,893
Ventas, Inc. REIT	298,543	15,354,067
VICI Properties, Inc. REIT (d)	722,729	21,530,097
Vornado Realty Trust REIT	118,107	3,376,679
Welltower, Inc. REIT	340,946	28,076,903
Weyerhaeuser Co. REIT	325,039	10,765,292
		416,509,780
FOOD & STAPLES RETAILING — 2.3%
Costco Wholesale Corp.	163,024	78,134,143
Kroger Co.	492,302	23,300,654
Sysco Corp.	381,263	32,296,789
Security Description	Shares	Value
Walgreens Boots Alliance, Inc.	538,045	$ 20,391,905
Walmart, Inc.	1,053,731	128,112,615
		282,236,106
FOOD PRODUCTS — 2.1%
Archer-Daniels-Midland Co.	419,685	32,567,556
Campbell Soup Co.	150,535	7,233,207
Conagra Brands, Inc.	359,111	12,295,961
General Mills, Inc.	452,718	34,157,573
Hershey Co.	59,939	12,896,475
Hormel Foods Corp.	212,345	10,056,659
J.M. Smucker Co.	81,513	10,434,479
Kellogg Co.	191,563	13,666,104
Kraft Heinz Co.	530,916	20,249,136
Lamb Weston Holdings, Inc.	108,695	7,767,345
McCormick & Co., Inc.	187,260	15,589,395
Mondelez International, Inc. Class A	1,040,854	64,626,625
Tyson Foods, Inc. Class A	220,410	18,968,485
		260,509,000
GAS UTILITIES — 0.1%
Atmos Energy Corp.	101,324	11,358,420
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
Abbott Laboratories	617,785	67,122,340
ABIOMED, Inc. (a)	15,442	3,822,049
Baxter International, Inc.	374,851	24,076,680
Becton Dickinson & Co.	213,846	52,719,454
Boston Scientific Corp. (a)	1,068,676	39,829,555
Cooper Cos., Inc.	36,960	11,572,915
DENTSPLY SIRONA, Inc.	162,675	5,812,378
Edwards Lifesciences Corp. (a)	173,786	16,525,311
Hologic, Inc. (a)	48,948	3,392,096
IDEXX Laboratories, Inc. (a)	19,663	6,896,404
Intuitive Surgical, Inc. (a)	83,233	16,705,695
Medtronic PLC	1,009,110	90,567,623
ResMed, Inc.	46,247	9,694,759
STERIS PLC	43,307	8,927,738
Stryker Corp.	148,700	29,580,891
Teleflex, Inc.	35,142	8,639,661
Zimmer Biomet Holdings, Inc.	156,204	16,410,792
		412,296,341
HEALTH CARE PROVIDERS & SERVICES — 5.2%
AmerisourceBergen Corp.	112,865	15,968,140
Cardinal Health, Inc.	204,391	10,683,518
Centene Corp. (a)	438,087	37,066,541
Cigna Corp.	238,078	62,738,315
CVS Health Corp.	985,079	91,277,420
DaVita, Inc. (a)	45,447	3,633,942
Elevance Health, Inc.	180,940	87,318,025
HCA Healthcare, Inc.	71,753	12,058,809
Henry Schein, Inc. (a)	103,153	7,915,961
Humana, Inc.	94,885	44,412,822
Laboratory Corp. of America Holdings	33,470	7,844,029
McKesson Corp.	109,062	35,577,115

See accompanying notes to financial statements.
74

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Molina Healthcare, Inc. (a)	22,302	$ 6,235,862
Quest Diagnostics, Inc.	47,586	6,327,987
UnitedHealth Group, Inc.	408,598	209,868,191
Universal Health Services, Inc. Class B	50,273	5,062,994
		643,989,671
HOTELS, RESTAURANTS & LEISURE — 2.3%
Booking Holdings, Inc. (a)	30,594	53,508,600
Caesars Entertainment, Inc. (a)	57,246	2,192,522
Carnival Corp. (a) (d)	602,432	5,211,037
Chipotle Mexican Grill, Inc. (a)	6,921	9,047,546
Darden Restaurants, Inc.	93,606	10,588,711
Domino's Pizza, Inc.	9,021	3,515,574
Expedia Group, Inc. (a)	112,263	10,645,900
Hilton Worldwide Holdings, Inc.	122,958	13,702,440
Las Vegas Sands Corp. (a)	255,889	8,595,311
Marriott International, Inc. Class A	205,391	27,935,230
McDonald's Corp.	305,263	75,363,329
MGM Resorts International	265,374	7,682,577
Norwegian Cruise Line Holdings, Ltd. (a) (d)	312,173	3,471,364
Penn National Gaming, Inc. (a) (d)	123,497	3,756,779
Royal Caribbean Cruises, Ltd. (a)	166,984	5,829,411
Starbucks Corp.	421,939	32,231,920
Wynn Resorts, Ltd. (a)	78,456	4,470,423
Yum! Brands, Inc.	113,417	12,873,964
		290,622,638
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	114,042	7,548,440
Garmin, Ltd.	55,300	5,433,225
Lennar Corp. Class A	195,462	13,793,753
Mohawk Industries, Inc. (a)	38,573	4,786,524
Newell Brands, Inc.	132,413	2,521,143
NVR, Inc. (a)	1,210	4,845,009
PulteGroup, Inc.	178,308	7,066,346
Whirlpool Corp. (d)	42,188	6,533,656
		52,528,096
HOUSEHOLD PRODUCTS — 3.0%
Church & Dwight Co., Inc.	182,540	16,914,157
Clorox Co.	92,564	13,049,673
Colgate-Palmolive Co.	631,709	50,625,159
Kimberly-Clark Corp.	253,087	34,204,708
Procter & Gamble Co.	1,798,822	258,652,615
		373,446,312
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	499,726	10,499,243
INDUSTRIAL CONGLOMERATES — 1.6%
3M Co.	427,982	55,385,151
General Electric Co.	824,368	52,487,510
Security Description	Shares	Value
Honeywell International, Inc.	511,018	$ 88,820,039
		196,692,700
INSURANCE — 3.5%
Aflac, Inc.	448,874	24,836,198
Allstate Corp.	206,530	26,173,547
American International Group, Inc.	594,542	30,398,932
Aon PLC Class A	64,516	17,398,675
Arthur J Gallagher & Co.	87,577	14,278,554
Assurant, Inc.	40,612	7,019,784
Brown & Brown, Inc.	54,068	3,154,327
Chubb, Ltd.	317,942	62,501,038
Cincinnati Financial Corp.	59,164	7,039,333
Everest Re Group, Ltd.	29,563	8,285,918
Globe Life, Inc.	69,086	6,733,812
Hartford Financial Services Group, Inc.	246,969	16,159,182
Lincoln National Corp.	121,326	5,674,417
Loews Corp.	149,091	8,835,133
Marsh & McLennan Cos., Inc.	147,932	22,966,443
MetLife, Inc.	518,884	32,580,726
Principal Financial Group, Inc.	176,293	11,774,610
Progressive Corp.	438,710	51,008,812
Prudential Financial, Inc.	284,037	27,176,660
Travelers Cos., Inc.	181,142	30,636,547
Willis Towers Watson PLC	83,605	16,502,791
WR Berkley Corp.	156,758	10,700,301
		441,835,740
INTERACTIVE MEDIA & SERVICES — 0.2%
Match Group, Inc. (a)	212,759	14,827,175
Twitter, Inc. (a)	297,608	11,127,563
		25,954,738
INTERNET & DIRECT MARKETING RETAIL — 0.0% (c)
eBay, Inc.	96,578	4,024,405
IT SERVICES — 5.2%
Accenture PLC Class A	199,241	55,319,264
Akamai Technologies, Inc. (a) (d)	70,823	6,468,265
Automatic Data Processing, Inc.	147,824	31,048,953
Broadridge Financial Solutions, Inc.	48,550	6,920,802
Cognizant Technology Solutions Corp. Class A	394,336	26,613,737
DXC Technology Co. (a)	188,102	5,701,372
Fidelity National Information Services, Inc.	456,559	41,852,763
Fiserv, Inc. (a)	436,773	38,859,694
FleetCor Technologies, Inc. (a)	58,121	12,211,803
Global Payments, Inc.	213,161	23,584,133
International Business Machines Corp.	673,047	95,027,506
Jack Henry & Associates, Inc.	55,582	10,005,872
Mastercard, Inc. Class A	341,769	107,821,284
Paychex, Inc.	113,515	12,925,953

See accompanying notes to financial statements.
75

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
PayPal Holdings, Inc. (a)	400,972	$ 28,003,884
VeriSign, Inc. (a)	38,249	6,400,205
Visa, Inc. Class A	703,913	138,593,431
		647,358,921
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	97,302	7,967,088
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies, Inc.	90,503	10,749,041
Bio-Rad Laboratories, Inc. Class A (a)	7,221	3,574,395
Danaher Corp.	155,445	39,408,417
Illumina, Inc. (a)	59,610	10,989,700
IQVIA Holdings, Inc. (a)	38,494	8,352,813
Mettler-Toledo International, Inc. (a)	6,421	7,376,252
Waters Corp. (a)	11,897	3,937,669
		84,388,287
MACHINERY — 2.3%
Caterpillar, Inc.	400,281	71,554,232
Cummins, Inc.	106,796	20,668,230
Deere & Co.	113,085	33,865,565
Dover Corp.	58,032	7,040,442
Fortive Corp.	267,876	14,567,097
IDEX Corp.	33,450	6,075,524
Illinois Tool Works, Inc.	126,532	23,060,457
Ingersoll Rand, Inc.	304,427	12,810,288
Nordson Corp.	16,216	3,282,767
Otis Worldwide Corp.	191,623	13,541,997
PACCAR, Inc.	260,224	21,426,844
Parker-Hannifin Corp.	96,526	23,750,222
Pentair PLC	51,828	2,372,168
Snap-on, Inc.	40,009	7,882,973
Stanley Black & Decker, Inc.	113,322	11,882,945
Westinghouse Air Brake Technologies Corp.	137,037	11,247,997
Xylem, Inc.	79,221	6,193,498
		291,223,246
MEDIA — 1.8%
Charter Communications, Inc. Class A (a)	86,916	40,722,753
Comcast Corp. Class A	3,355,526	131,670,840
DISH Network Corp. Class A (a) (d)	185,622	3,328,202
Fox Corp. Class A	240,397	7,731,168
Fox Corp. Class B	109,367	3,248,200
Interpublic Group of Cos., Inc.	295,377	8,131,729
News Corp. Class A	292,369	4,555,109
News Corp. Class B	90,665	1,440,667
Omnicom Group, Inc.	154,398	9,821,257
Paramount Global Class B	454,135	11,208,052
		221,857,977
METALS & MINING — 0.5%
Freeport-McMoRan, Inc.	615,233	18,001,718
Newmont Corp.	597,690	35,664,162
Security Description	Shares	Value
Nucor Corp.	93,529	$ 9,765,363
		63,431,243
MULTI-UTILITIES — 1.8%
Ameren Corp.	192,755	17,417,342
CenterPoint Energy, Inc.	470,529	13,918,248
CMS Energy Corp.	216,868	14,638,590
Consolidated Edison, Inc.	265,306	25,230,601
Dominion Energy, Inc.	607,370	48,474,200
DTE Energy Co.	145,026	18,382,045
NiSource, Inc.	292,410	8,623,171
Public Service Enterprise Group, Inc.	374,898	23,723,545
Sempra Energy	235,860	35,442,682
WEC Energy Group, Inc.	236,853	23,836,886
		229,687,310
MULTILINE RETAIL — 0.7%
Dollar General Corp.	171,617	42,121,676
Dollar Tree, Inc. (a)	168,656	26,285,038
Target Corp.	156,097	22,045,579
		90,452,293
OIL, GAS & CONSUMABLE FUELS — 6.7%
APA Corp.	114,225	3,986,452
Chevron Corp.	1,474,857	213,529,796
ConocoPhillips	970,823	87,189,614
Coterra Energy, Inc.	608,886	15,703,170
EOG Resources, Inc.	237,250	26,201,890
Exxon Mobil Corp.	3,161,846	270,780,491
Hess Corp.	59,574	6,311,269
Kinder Morgan, Inc.	1,462,751	24,515,707
Marathon Oil Corp.	531,266	11,942,860
Marathon Petroleum Corp.	405,989	33,376,356
Occidental Petroleum Corp.	391,676	23,061,883
ONEOK, Inc.	190,342	10,563,981
Phillips 66	361,256	29,619,379
Pioneer Natural Resources Co.	74,710	16,666,307
Valero Energy Corp.	306,560	32,581,197
Williams Cos., Inc.	911,513	28,448,321
		834,478,673
PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc. Class A	71,425	18,189,805
PHARMACEUTICALS — 6.3%
Bristol-Myers Squibb Co.	1,598,001	123,046,077
Catalent, Inc. (a)	53,568	5,747,311
Johnson & Johnson	1,975,504	350,671,715
Merck & Co., Inc.	1,895,446	172,807,812
Organon & Co.	188,733	6,369,739
Pfizer, Inc.	1,937,685	101,592,824
Viatris, Inc.	904,791	9,473,162
Zoetis, Inc.	120,863	20,775,141
		790,483,781
PROFESSIONAL SERVICES — 0.3%
Jacobs Engineering Group, Inc.	54,254	6,897,311
Leidos Holdings, Inc.	102,502	10,322,976

See accompanying notes to financial statements.
76

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Nielsen Holdings PLC	266,786	$ 6,194,771
Robert Half International, Inc.	26,575	1,990,202
Verisk Analytics, Inc.	58,889	10,193,097
		35,598,357
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	125,122	9,210,230
ROAD & RAIL — 1.2%
CSX Corp.	1,631,925	47,423,741
JB Hunt Transport Services, Inc.	25,708	4,048,239
Norfolk Southern Corp.	178,974	40,679,000
Union Pacific Corp.	278,067	59,306,130
		151,457,110
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Analog Devices, Inc.	393,737	57,521,038
Broadcom, Inc.	131,996	64,124,977
Intel Corp.	3,069,122	114,815,854
Microchip Technology, Inc.	215,830	12,535,406
Micron Technology, Inc.	839,159	46,388,710
NXP Semiconductors NV	74,010	10,955,700
ON Semiconductor Corp. (a)	78,348	3,941,688
Qorvo, Inc. (a)	41,726	3,935,596
Skyworks Solutions, Inc.	65,140	6,034,570
SolarEdge Technologies, Inc. (a)	10,050	2,750,484
Texas Instruments, Inc.	352,945	54,229,999
		377,234,022
SOFTWARE — 1.1%
ANSYS, Inc. (a)	24,984	5,978,421
Autodesk, Inc. (a)	59,189	10,178,140
Ceridian HCM Holding, Inc. (a)	59,875	2,818,915
Citrix Systems, Inc. (a)	92,869	9,024,081
NortonLifeLock, Inc.	435,799	9,570,146
Paycom Software, Inc. (a)	9,121	2,554,975
PTC, Inc. (a) (d)	39,326	4,181,927
Roper Technologies, Inc.	79,226	31,266,541
Salesforce, Inc. (a)	288,367	47,592,090
Synopsys, Inc. (a)	37,826	11,487,756
Tyler Technologies, Inc. (a)	11,842	3,937,228
		138,590,220
SPECIALTY RETAIL — 1.2%
Advance Auto Parts, Inc.	24,542	4,247,975
Bath & Body Works, Inc.	68,638	1,847,735
Best Buy Co., Inc.	152,142	9,918,137
CarMax, Inc. (a) (d)	57,269	5,181,699
Home Depot, Inc.	186,325	51,103,358
Ross Stores, Inc.	265,180	18,623,591
TJX Cos., Inc.	881,595	49,237,081
Ulta Beauty, Inc. (a)	17,340	6,684,223
		146,843,799
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
Hewlett Packard Enterprise Co.	978,964	12,981,063
Security Description	Shares	Value
HP, Inc.	395,510	$ 12,964,818
NetApp, Inc.	48,171	3,142,676
Seagate Technology Holdings PLC	41,093	2,935,684
Western Digital Corp. (a)	235,309	10,548,902
		42,573,143
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
NIKE, Inc. Class B	439,974	44,965,343
PVH Corp.	53,108	3,021,845
Ralph Lauren Corp.	36,721	3,292,038
Tapestry, Inc.	188,987	5,767,883
VF Corp.	243,820	10,769,529
		67,816,638
TOBACCO — 1.4%
Altria Group, Inc.	1,359,160	56,772,113
Philip Morris International, Inc.	1,163,097	114,844,198
		171,616,311
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	224,176	11,190,866
United Rentals, Inc. (a)	21,763	5,286,450
W.W. Grainger, Inc.	32,523	14,779,427
		31,256,743
WATER UTILITIES — 0.2%
American Water Works Co., Inc.	136,380	20,289,253
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
T-Mobile US, Inc. (a)	440,262	59,232,850
TOTAL COMMON STOCKS (Cost $13,385,236,171)		12,477,622,767
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (e) (f)	10,884,249	10,883,160
State Street Navigator Securities Lending Portfolio II (b) (g)	10,551,864	10,551,864
TOTAL SHORT-TERM INVESTMENTS (Cost $21,435,214)		21,435,024
TOTAL INVESTMENTS — 100.0% (Cost $13,406,671,385)		12,499,057,791
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (c)		5,268,258
NET ASSETS — 100.0%		$12,504,326,049
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(c)	Amount is less than 0.05% of net assets.
(d)	All or a portion of the shares of the security are on loan at June 30, 2022.

See accompanying notes to financial statements.
77

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2022.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,477,622,767	$—	$—	$12,477,622,767
Short-Term Investments	21,435,024	—	—	21,435,024
TOTAL INVESTMENTS	$12,499,057,791	$—	$—	$12,499,057,791

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Corp.	247,382	$20,354,591	$ 14,741,564	$ 12,108,135	$1,017,240	$(7,130,669)	273,716	$16,874,591	$608,534
State Street Institutional Liquid Reserves Fund, Premier Class	12,754,119	12,757,945	481,628,935	483,499,047	(4,483)	(190)	10,884,249	10,883,160	44,141
State Street Navigator Securities Lending Portfolio II	23,613,887	23,613,887	546,740,478	559,802,501	—	—	10,551,864	10,551,864	49,437
Total		$56,726,423	$1,043,110,977	$1,055,409,683	$1,012,757	$(7,130,859)		$38,309,615	$ 702,112
See accompanying notes to financial statements.
78

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.3%
AAR Corp. (a)	153,885	$ 6,438,548
Aerojet Rocketdyne Holdings, Inc. (a)	348,651	14,155,231
AeroVironment, Inc. (a) (b)	107,827	8,863,379
Kaman Corp.	131,035	4,094,844
Moog, Inc. Class A	135,013	10,718,682
National Presto Industries, Inc.	24,134	1,584,156
Park Aerospace Corp.	90,659	1,156,809
Triumph Group, Inc. (a)	302,837	4,024,704
		51,036,353
AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	122,006	7,528,990
Forward Air Corp.	125,094	11,503,644
Hub Group, Inc. Class A (a)	158,361	11,234,130
		30,266,764
AIRLINES — 0.4%
Allegiant Travel Co. (a)	70,826	8,009,712
Hawaiian Holdings, Inc. (a)	241,213	3,451,758
SkyWest, Inc. (a)	237,642	5,049,893
		16,511,363
AUTO COMPONENTS — 1.4%
American Axle & Manufacturing Holdings, Inc. (a)	535,483	4,032,187
Dorman Products, Inc. (a)	131,907	14,471,517
Gentherm, Inc. (a)	154,276	9,628,365
LCI Industries	118,384	13,244,802
Motorcar Parts of America, Inc. (a)	90,337	1,185,221
Patrick Industries, Inc.	101,612	5,267,566
Standard Motor Products, Inc.	88,147	3,965,734
XPEL, Inc. (a) (b)	78,195	3,591,496
		55,386,888
AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (b)	152,494	7,405,109
BANKS — 10.0%
Allegiance Bancshares, Inc.	89,234	3,369,476
Ameris Bancorp	307,284	12,346,671
Banc of California, Inc.	246,162	4,337,374
BancFirst Corp. (b)	88,379	8,458,754
Bancorp, Inc. (a)	262,844	5,130,715
BankUnited, Inc.	381,082	13,555,087
Banner Corp.	159,976	8,992,251
Berkshire Hills Bancorp, Inc.	219,992	5,449,202
Brookline Bancorp, Inc.	363,966	4,844,387
Security Description	Shares	Value
Central Pacific Financial Corp.	130,774	$ 2,805,102
City Holding Co.	69,565	5,556,852
Columbia Banking System, Inc.	362,587	10,388,118
Community Bank System, Inc.	251,222	15,897,328
Customers Bancorp, Inc. (a)	143,755	4,873,294
CVB Financial Corp.	617,830	15,328,362
Dime Community Bancshares, Inc.	149,512	4,433,031
Eagle Bancorp, Inc.	151,154	7,166,211
FB Financial Corp.	164,757	6,461,770
First BanCorp (c)	920,080	11,878,233
First BanCorp (c)	162,220	5,661,478
First Commonwealth Financial Corp.	443,417	5,950,656
First Financial Bancorp	444,228	8,618,023
First Hawaiian, Inc.	596,625	13,549,354
Hanmi Financial Corp.	143,388	3,217,627
Heritage Financial Corp.	162,952	4,099,872
Hilltop Holdings, Inc.	233,012	6,212,100
HomeStreet, Inc.	86,732	3,006,998
Hope Bancorp, Inc.	560,290	7,754,414
Independent Bank Corp.	217,966	17,313,039
Independent Bank Group, Inc.	169,349	11,500,491
Lakeland Financial Corp. (b)	118,896	7,897,072
Meta Financial Group, Inc.	136,455	5,276,715
National Bank Holdings Corp. Class A	141,092	5,399,591
NBT Bancorp, Inc.	199,248	7,489,732
OFG Bancorp	225,968	5,739,587
Pacific Premier Bancorp, Inc.	442,253	12,931,478
Park National Corp. (b)	68,061	8,252,396
Preferred Bank	63,662	4,330,289
Renasant Corp.	262,061	7,549,977
S&T Bancorp, Inc.	184,482	5,060,341
Seacoast Banking Corp. of Florida	285,168	9,421,951
ServisFirst Bancshares, Inc.	227,738	17,973,083
Simmons First National Corp. Class A	594,807	12,645,597
Southside Bancshares, Inc.	151,987	5,687,354
Tompkins Financial Corp.	54,626	3,938,535
Triumph Bancorp, Inc. (a) (b)	110,082	6,886,730
Trustmark Corp.	286,030	8,349,216
United Community Banks, Inc.	489,020	14,763,514
Veritex Holdings, Inc.	250,950	7,342,797
Westamerica BanCorp	126,322	7,031,083
		402,123,308
BEVERAGES — 0.9%
Celsius Holdings, Inc. (a) (b)	180,815	11,799,987
Coca-Cola Consolidated, Inc.	21,428	12,083,249
MGP Ingredients, Inc. (b)	58,285	5,833,746

See accompanying notes to financial statements.
79

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
National Beverage Corp. (b)	109,727	$ 5,370,039
		35,087,021
BIOTECHNOLOGY — 2.7%
Anika Therapeutics, Inc. (a)	68,331	1,525,148
Arcus Biosciences, Inc. (a) (b)	217,281	5,505,901
Avid Bioservices, Inc. (a)	292,128	4,457,873
Coherus Biosciences, Inc. (a) (b)	297,849	2,156,427
Cytokinetics, Inc. (a) (b)	397,391	15,613,492
Dynavax Technologies Corp. (a) (b)	546,174	6,876,331
Eagle Pharmaceuticals, Inc. (a) (b)	53,714	2,386,513
Emergent BioSolutions, Inc. (a)	207,897	6,453,123
Enanta Pharmaceuticals, Inc. (a)	85,922	4,061,533
Ironwood Pharmaceuticals, Inc. (a)	716,083	8,256,437
iTeos Therapeutics, Inc. (a)	94,070	1,937,842
Ligand Pharmaceuticals, Inc. (a)	79,260	7,071,577
Myriad Genetics, Inc. (a)	375,382	6,820,691
Organogenesis Holdings, Inc. (a) (b)	295,654	1,442,792
REGENXBIO, Inc. (a)	176,000	4,347,200
uniQure NV (a) (b)	168,611	3,142,909
Vanda Pharmaceuticals, Inc. (a)	263,006	2,866,765
Vericel Corp. (a) (b)	221,668	5,581,600
Vir Biotechnology, Inc. (a)	347,364	8,847,361
Xencor, Inc. (a)	276,476	7,567,148
		106,918,663
BUILDING PRODUCTS — 1.9%
AAON, Inc.	195,277	10,693,368
American Woodmark Corp. (a)	77,598	3,492,686
Apogee Enterprises, Inc.	103,012	4,040,131
Gibraltar Industries, Inc. (a)	154,665	5,993,269
Griffon Corp.	223,405	6,262,042
Insteel Industries, Inc.	92,160	3,103,027
PGT Innovations, Inc. (a)	283,209	4,712,598
Quanex Building Products Corp.	156,188	3,553,277
Resideo Technologies, Inc. (a)	677,414	13,155,380
UFP Industries, Inc.	292,292	19,916,777
		74,922,555
CAPITAL MARKETS — 0.9%
B Riley Financial, Inc. (b)	76,289	3,223,210
Blucora, Inc. (a)	219,262	4,047,577
Brightsphere Investment Group, Inc.	149,734	2,696,709
Security Description	Shares	Value
Donnelley Financial Solutions, Inc. (a)	129,843	$ 3,803,102
Piper Sandler Cos.	66,667	7,557,371
StoneX Group, Inc. (a)	80,557	6,289,085
Virtus Investment Partners, Inc.	32,656	5,584,829
WisdomTree Investments, Inc. (b)	507,126	2,571,129
		35,773,012
CHEMICALS — 2.9%
AdvanSix, Inc.	133,217	4,454,777
American Vanguard Corp.	125,842	2,812,569
Balchem Corp.	149,663	19,417,278
FutureFuel Corp.	124,093	903,397
GCP Applied Technologies, Inc. (a)	251,150	7,855,972
Hawkins, Inc.	89,647	3,229,981
HB Fuller Co.	247,185	14,883,009
Innospec, Inc.	116,527	11,162,121
Koppers Holdings, Inc.	100,663	2,279,010
Livent Corp. (a) (b)	753,747	17,102,519
Quaker Chemical Corp. (b)	62,566	9,354,868
Rayonier Advanced Materials, Inc. (a)	300,734	787,923
Schweitzer-Mauduit International, Inc.	148,763	3,736,927
Stepan Co.	98,936	10,027,164
Tredegar Corp. (b)	122,579	1,225,790
Trinseo PLC	168,172	6,467,895
		115,701,200
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	311,524	13,526,372
Brady Corp. Class A	223,831	10,573,777
CoreCivic, Inc. REIT (a)	569,175	6,323,534
Deluxe Corp. (b)	201,942	4,376,083
Harsco Corp. (a)	371,275	2,639,765
Healthcare Services Group, Inc.	350,224	6,097,400
HNI Corp.	197,146	6,838,995
Interface, Inc.	276,185	3,463,360
KAR Auction Services, Inc. (a)	572,899	8,461,718
Matthews International Corp. Class A	148,256	4,250,500
Pitney Bowes, Inc.	775,323	2,806,669
UniFirst Corp.	70,674	12,168,649
Viad Corp. (a)	96,046	2,651,830
		84,178,652
COMMUNICATIONS EQUIPMENT — 1.4%
ADTRAN, Inc.	233,696	4,096,691
CalAmp Corp. (a)	169,186	705,506
Comtech Telecommunications Corp.	124,156	1,126,095

See accompanying notes to financial statements.
80

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Digi International, Inc. (a)	165,129	$ 3,999,424
Extreme Networks, Inc. (a)	607,208	5,416,295
Harmonic, Inc. (a)	482,661	4,184,671
NETGEAR, Inc. (a)	138,011	2,555,964
NetScout Systems, Inc. (a)	343,905	11,641,184
Plantronics, Inc. (a)	199,060	7,898,701
Viavi Solutions, Inc. (a)	1,061,482	14,043,407
		55,667,938
CONSTRUCTION & ENGINEERING — 1.1%
Arcosa, Inc.	225,034	10,448,329
Comfort Systems USA, Inc.	167,613	13,937,021
Granite Construction, Inc. (b)	210,954	6,147,199
MYR Group, Inc. (a)	79,314	6,989,943
NV5 Global, Inc. (a)	56,045	6,542,693
		44,065,185
CONSUMER FINANCE — 0.8%
Encore Capital Group, Inc. (a) (b)	112,793	6,516,052
Enova International, Inc. (a)	151,173	4,356,806
EZCORP, Inc. Class A (a)	253,570	1,904,311
Green Dot Corp. Class A (a)	252,077	6,329,653
LendingTree, Inc. (a)	50,875	2,229,343
PRA Group, Inc. (a)	185,143	6,731,799
Prog Holdings, Inc. (a)	251,013	4,141,714
World Acceptance Corp. (a) (b)	16,871	1,893,601
		34,103,279
CONTAINERS & PACKAGING — 0.3%
Myers Industries, Inc.	169,817	3,859,940
O-I Glass, Inc. (a)	727,555	10,185,770
		14,045,710
DIVERSIFIED CONSUMER SERVICES — 0.5%
Adtalem Global Education, Inc. (a)	210,054	7,555,642
American Public Education, Inc. (a)	88,624	1,432,164
Perdoceo Education Corp. (a)	327,845	3,862,014
Strategic Education, Inc.	107,619	7,595,749
WW International, Inc. (a)	249,001	1,591,117
		22,036,686
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
ATN International, Inc.	51,023	2,393,489
Cogent Communications Holdings, Inc.	200,006	12,152,364
Security Description	Shares	Value
Consolidated Communications Holdings, Inc. (a)	335,446	$ 2,348,122
		16,893,975
ELECTRICAL EQUIPMENT — 0.4%
AZZ, Inc.	116,285	4,746,754
Encore Wire Corp.	91,820	9,541,934
Powell Industries, Inc.	42,795	1,000,119
		15,288,807
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.0%
Advanced Energy Industries, Inc.	174,935	12,766,756
Arlo Technologies, Inc. (a)	397,715	2,493,673
Badger Meter, Inc.	136,263	11,022,314
Benchmark Electronics, Inc.	165,597	3,735,868
CTS Corp.	149,091	5,076,549
ePlus, Inc. (a)	125,110	6,645,843
Fabrinet (a)	171,360	13,897,296
FARO Technologies, Inc. (a)	85,290	2,629,491
Insight Enterprises, Inc. (a) (b)	163,414	14,099,360
Itron, Inc. (a)	209,805	10,370,661
Knowles Corp. (a)	427,003	7,399,962
Methode Electronics, Inc.	171,747	6,361,509
OSI Systems, Inc. (a)	73,663	6,293,767
PC Connection, Inc.	51,459	2,266,769
Plexus Corp. (a)	129,062	10,131,367
Rogers Corp. (a)	87,259	22,869,711
Sanmina Corp. (a)	283,345	11,540,642
ScanSource, Inc. (a)	117,147	3,647,958
TTM Technologies, Inc. (a)	469,798	5,872,475
		159,121,971
ENERGY EQUIPMENT & SERVICES — 2.0%
Archrock, Inc.	636,366	5,262,747
Bristow Group, Inc. (a)	108,450	2,537,730
Core Laboratories NV (b)	217,247	4,303,663
DMC Global, Inc. (a)	92,499	1,667,757
Dril-Quip, Inc. (a)	160,287	4,135,404
Helix Energy Solutions Group, Inc. (a)	663,352	2,056,391
Helmerich & Payne, Inc.	490,732	21,130,920
Nabors Industries, Ltd. (a)	41,190	5,515,341
Oceaneering International, Inc. (a)	474,807	5,070,939
Oil States International, Inc. (a)	294,463	1,595,989
Patterson-UTI Energy, Inc.	1,007,976	15,885,702
ProPetro Holding Corp. (a)	399,052	3,990,520
RPC, Inc. (a)	331,871	2,293,229
US Silica Holdings, Inc. (a)	352,814	4,029,136
		79,475,468

See accompanying notes to financial statements.
81

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (a)	503,618	$ 7,564,342
Marcus Corp. (a) (b)	102,296	1,510,912
		9,075,254
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 7.2%
Acadia Realty Trust REIT	441,530	6,896,699
Agree Realty Corp. REIT	350,412	25,275,217
Alexander & Baldwin, Inc. REIT	340,934	6,119,765
American Assets Trust, Inc. REIT	245,011	7,276,827
Armada Hoffler Properties, Inc. REIT	317,201	4,072,861
Brandywine Realty Trust REIT	797,504	7,687,939
CareTrust REIT, Inc.	451,556	8,326,693
Centerspace REIT	70,506	5,749,764
Chatham Lodging Trust REIT (a)	227,715	2,379,622
Community Healthcare Trust, Inc. REIT	110,689	4,008,049
DiamondRock Hospitality Co. REIT (a)	981,591	8,058,862
Diversified Healthcare Trust REIT	1,117,775	2,034,350
Easterly Government Properties, Inc. REIT	422,557	8,045,485
Essential Properties Realty Trust, Inc. REIT	610,937	13,129,036
Four Corners Property Trust, Inc. REIT	374,149	9,948,622
Franklin Street Properties Corp. REIT	442,411	1,844,854
GEO Group, Inc. REIT (a) (b)	573,137	3,782,704
Getty Realty Corp. REIT	185,770	4,922,905
Global Net Lease, Inc. REIT	486,622	6,890,567
Hersha Hospitality Trust REIT (a)	153,602	1,506,836
Industrial Logistics Properties Trust REIT	303,638	4,275,223
Innovative Industrial Properties, Inc. REIT	130,316	14,317,819
iStar, Inc. REIT	385,177	5,280,777
LTC Properties, Inc. REIT (b)	186,148	7,146,222
LXP Industrial Trust REIT	1,336,772	14,356,931
NexPoint Residential Trust, Inc. REIT	107,756	6,735,828
Office Properties Income Trust REIT	227,487	4,538,366
Orion Office REIT, Inc.	267,068	2,927,065
Retail Opportunity Investments Corp. REIT	574,712	9,068,955
RPT Realty REIT	395,600	3,888,748
Safehold, Inc. REIT (b)	71,736	2,537,302
Saul Centers, Inc. REIT	61,481	2,896,370
Security Description	Shares	Value
Service Properties Trust REIT	778,826	$ 4,073,260
SITE Centers Corp. REIT	846,042	11,396,186
Summit Hotel Properties, Inc. REIT (a)	506,506	3,682,299
Tanger Factory Outlet Centers, Inc. REIT	492,358	7,001,331
Uniti Group, Inc. REIT	1,112,674	10,481,389
Universal Health Realty Income Trust REIT	59,929	3,188,822
Urban Edge Properties REIT	519,454	7,900,895
Urstadt Biddle Properties, Inc. Class A REIT	141,096	2,285,755
Veris Residential, Inc. REIT (a)	372,346	4,929,861
Washington Real Estate Investment Trust	406,990	8,672,957
Whitestone REIT (b)	215,877	2,320,678
Xenia Hotels & Resorts, Inc. REIT (a)	532,216	7,733,098
		289,593,794
FOOD & STAPLES RETAILING — 0.9%
Andersons, Inc.	146,839	4,844,219
Chefs' Warehouse, Inc. (a)	152,966	5,948,848
PriceSmart, Inc.	112,085	8,028,648
SpartanNash Co.	170,666	5,148,993
United Natural Foods, Inc. (a)	271,380	10,692,372
		34,663,080
FOOD PRODUCTS — 2.0%
B&G Foods, Inc.	320,513	7,621,799
Calavo Growers, Inc.	83,368	3,478,113
Cal-Maine Foods, Inc.	174,625	8,628,221
Fresh Del Monte Produce, Inc.	156,289	4,615,214
Hostess Brands, Inc. (a)	644,251	13,664,564
J & J Snack Foods Corp.	69,606	9,721,174
John B Sanfilippo & Son, Inc.	42,092	3,051,249
Seneca Foods Corp. Class A (a)	28,635	1,590,388
Simply Good Foods Co. (a)	411,596	15,545,981
Tootsie Roll Industries, Inc. (b)	83,151	2,939,388
TreeHouse Foods, Inc. (a)	260,882	10,910,085
		81,766,176
GAS UTILITIES — 1.0%
Chesapeake Utilities Corp.	83,016	10,754,723
Northwest Natural Holding Co.	159,484	8,468,600
South Jersey Industries, Inc.	570,494	19,476,665
		38,699,988
HEALTH CARE EQUIPMENT & SUPPLIES — 4.0%
AngioDynamics, Inc. (a)	181,970	3,521,119
Artivion, Inc. (a)	184,002	3,473,958

See accompanying notes to financial statements.
82

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Avanos Medical, Inc. (a)	220,052	$ 6,016,222
BioLife Solutions, Inc. (a) (b)	143,026	1,975,189
Cardiovascular Systems, Inc. (a)	190,025	2,728,759
CONMED Corp.	138,518	13,264,484
Cutera, Inc. (a) (b)	76,502	2,868,825
Embecta Corp. (a)	270,180	6,840,958
Glaukos Corp. (a)	222,140	10,089,599
Heska Corp. (a)	50,924	4,812,827
Inogen, Inc. (a)	95,342	2,305,370
Integer Holdings Corp. (a)	154,176	10,894,076
Lantheus Holdings, Inc. (a)	319,646	21,106,225
LeMaitre Vascular, Inc. (b)	90,689	4,130,884
Meridian Bioscience, Inc. (a)	206,132	6,270,535
Merit Medical Systems, Inc. (a)	239,410	12,992,781
Mesa Laboratories, Inc. (b)	24,810	5,059,751
Natus Medical, Inc. (a)	160,812	5,269,809
Omnicell, Inc. (a)	206,026	23,435,457
OraSure Technologies, Inc. (a) (b)	341,625	925,804
Orthofix Medical, Inc. (a)	92,144	2,169,070
Surmodics, Inc. (a)	65,869	2,452,303
Varex Imaging Corp. (a) (b)	186,056	3,979,738
Zimvie, Inc. (a)	97,852	1,566,610
Zynex, Inc. (b)	103,499	825,922
		158,976,275
HEALTH CARE PROVIDERS & SERVICES — 3.3%
Addus HomeCare Corp. (a)	75,422	6,281,144
AMN Healthcare Services, Inc. (a)	208,463	22,870,476
Apollo Medical Holdings, Inc. (a) (b)	177,424	6,846,792
Community Health Systems, Inc. (a)	581,859	2,181,971
CorVel Corp. (a)	43,389	6,389,898
Covetrus, Inc. (a)	489,521	10,157,561
Cross Country Healthcare, Inc. (a)	166,219	3,462,342
Ensign Group, Inc.	245,632	18,046,583
Fulgent Genetics, Inc. (a) (b)	91,186	4,972,373
Hanger, Inc. (a)	172,002	2,463,069
Joint Corp. (a)	67,411	1,032,062
MEDNAX, Inc. (a)	404,923	8,507,432
ModivCare, Inc. (a)	57,945	4,896,352
Owens & Minor, Inc. (b)	355,575	11,182,834
Pennant Group, Inc. (a)	126,275	1,617,583
RadNet, Inc. (a)	219,632	3,795,241
Select Medical Holdings Corp.	480,642	11,352,764
US Physical Therapy, Inc.	61,065	6,668,298
		132,724,775
Security Description	Shares	Value
HEALTH CARE TECHNOLOGY — 0.6%
Allscripts Healthcare Solutions, Inc. (a)	540,008	$ 8,008,319
Computer Programs & Systems, Inc. (a)	68,435	2,187,867
HealthStream, Inc. (a)	113,554	2,465,257
NextGen Healthcare, Inc. (a)	264,185	4,607,386
OptimizeRx Corp. (a) (b)	83,082	2,275,616
Simulations Plus, Inc. (b)	74,691	3,684,507
		23,228,952
HOTELS, RESTAURANTS & LEISURE — 1.4%
BJ's Restaurants, Inc. (a)	109,013	2,363,402
Bloomin' Brands, Inc. (b)	381,717	6,344,137
Brinker International, Inc. (a)	203,699	4,487,489
Cheesecake Factory, Inc. (b)	229,579	6,065,477
Chuy's Holdings, Inc. (a)	87,350	1,740,012
Dave & Buster's Entertainment, Inc. (a) (b)	182,013	5,966,386
Dine Brands Global, Inc. (b)	77,869	5,067,714
El Pollo Loco Holdings, Inc. (a)	91,492	900,281
Golden Entertainment, Inc. (a)	95,794	3,788,653
Jack in the Box, Inc. (b)	99,121	5,556,723
Monarch Casino & Resort, Inc. (a)	61,719	3,621,054
Ruth's Hospitality Group, Inc. (b)	144,971	2,357,228
Shake Shack, Inc. Class A (a) (b)	182,464	7,203,679
		55,462,235
HOUSEHOLD DURABLES — 2.3%
Cavco Industries, Inc. (a)	40,083	7,855,867
Century Communities, Inc.	134,719	6,058,313
Ethan Allen Interiors, Inc. (b)	104,085	2,103,558
Installed Building Products, Inc.	107,778	8,962,818
iRobot Corp. (a)	126,576	4,651,668
La-Z-Boy, Inc.	200,828	4,761,632
LGI Homes, Inc. (a) (b)	96,873	8,418,264
M/I Homes, Inc. (a)	131,456	5,213,545
MDC Holdings, Inc.	267,298	8,636,398
Meritage Homes Corp. (a)	170,887	12,389,308
Sonos, Inc. (a) (b)	601,214	10,845,901
Tri Pointe Homes, Inc. (a)	481,395	8,121,134
Tupperware Brands Corp. (a)	210,898	1,337,093
Universal Electronics, Inc. (a)	61,281	1,566,955
		90,922,454
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. Class A (a)	186,313	7,454,383

See accompanying notes to financial statements.
83

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Central Garden & Pet Co. (a)	45,721	$ 1,939,485
WD-40 Co. (b)	63,655	12,817,571
		22,211,439
INSURANCE — 2.8%
Ambac Financial Group, Inc. (a)	210,325	2,387,189
American Equity Investment Life Holding Co.	359,829	13,158,947
AMERISAFE, Inc.	91,433	4,755,430
Assured Guaranty, Ltd.	298,710	16,665,031
eHealth, Inc. (a)	110,696	1,032,794
Employers Holdings, Inc.	128,909	5,399,998
Genworth Financial, Inc. Class A (a)	2,402,115	8,479,466
HCI Group, Inc. (b)	37,774	2,559,566
Horace Mann Educators Corp.	195,825	7,515,763
James River Group Holdings, Ltd.	177,942	4,409,403
Palomar Holdings, Inc. (a)	111,275	7,166,110
ProAssurance Corp.	251,271	5,937,534
Safety Insurance Group, Inc.	65,094	6,320,627
Selectquote, Inc. (a) (b)	582,510	1,444,625
SiriusPoint, Ltd. (a)	406,440	2,202,905
Stewart Information Services Corp.	127,270	6,331,682
Trupanion, Inc. (a) (b)	162,440	9,788,634
United Fire Group, Inc.	101,001	3,457,264
Universal Insurance Holdings, Inc.	131,228	1,709,901
		110,722,869
INTERACTIVE MEDIA & SERVICES — 0.3%
Actua Corp. (a)	2,667	133
Cars.com, Inc. (a)	306,036	2,885,919
QuinStreet, Inc. (a)	233,709	2,351,113
Yelp, Inc. (a)	310,040	8,609,811
		13,846,976
INTERNET & DIRECT MARKETING RETAIL — 0.2%
Liquidity Services, Inc. (a)	125,855	1,691,491
PetMed Express, Inc. (b)	98,079	1,951,772
Shutterstock, Inc.	109,342	6,266,390
		9,909,653
IT SERVICES — 1.6%
CSG Systems International, Inc.	144,770	8,639,874
EVERTEC, Inc.	276,490	10,196,951
ExlService Holdings, Inc. (a)	155,165	22,860,459
Perficient, Inc. (a)	161,459	14,804,176
TTEC Holdings, Inc. (b)	86,773	5,891,019
Unisys Corp. (a)	314,043	3,777,937
		66,170,416
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Sturm Ruger & Co., Inc.	83,532	$ 5,316,812
Vista Outdoor, Inc. (a)	261,165	7,286,503
		12,603,315
LIFE SCIENCES TOOLS & SERVICES — 0.1%
NeoGenomics, Inc. (a)	579,189	4,720,390
MACHINERY — 4.6%
Alamo Group, Inc.	46,400	5,402,352
Albany International Corp. Class A	146,696	11,558,178
Astec Industries, Inc.	107,313	4,376,224
Barnes Group, Inc.	220,367	6,862,228
CIRCOR International, Inc. (a)	94,787	1,553,559
Enerpac Tool Group Corp. (b)	285,639	5,432,854
EnPro Industries, Inc.	97,529	7,990,551
ESCO Technologies, Inc.	120,266	8,222,586
Federal Signal Corp.	282,262	10,048,527
Franklin Electric Co., Inc.	181,208	13,275,298
Greenbrier Cos., Inc.	154,402	5,556,928
Hillenbrand, Inc.	334,109	13,685,105
John Bean Technologies Corp.	148,068	16,349,669
Lindsay Corp.	51,900	6,893,358
Meritor, Inc. (a)	329,711	11,978,401
Mueller Industries, Inc.	265,118	14,128,138
Proto Labs, Inc. (a)	129,620	6,201,021
SPX Corp. (a)	214,200	11,318,328
Standex International Corp.	56,064	4,753,106
Tennant Co.	88,076	5,218,503
Titan International, Inc. (a)	239,427	3,615,348
Trinity Industries, Inc.	325,787	7,890,561
Wabash National Corp.	228,956	3,109,222
		185,420,045
MARINE — 0.3%
Matson, Inc.	188,929	13,769,146
MEDIA — 0.6%
AMC Networks, Inc. Class A (a) (b)	137,907	4,015,852
EW Scripps Co. Class A (a)	268,742	3,351,213
Gannett Co., Inc. (a)	668,785	1,939,476
Loyalty Ventures, Inc. (a)	93,921	335,298
Scholastic Corp.	143,627	5,166,263
TechTarget, Inc. (a)	125,384	8,240,236
Thryv Holdings, Inc. (a) (b)	79,386	1,777,453
		24,825,791
METALS & MINING — 1.8%
Allegheny Technologies, Inc. (a)	578,286	13,132,875
Arconic Corp. (a)	492,762	13,821,974
Carpenter Technology Corp.	227,686	6,354,716
Century Aluminum Co. (a)	235,154	1,733,085

See accompanying notes to financial statements.
84

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Compass Minerals International, Inc. (b)	161,452	$ 5,713,786
Ferroglobe PLC (a) (d)	5,429	—
Haynes International, Inc.	58,850	1,928,515
Kaiser Aluminum Corp. (b)	75,125	5,941,636
Materion Corp.	96,830	7,139,276
Olympic Steel, Inc.	43,843	1,128,957
SunCoke Energy, Inc.	388,566	2,646,135
TimkenSteel Corp. (a) (b)	193,857	3,627,065
Warrior Met Coal, Inc.	243,640	7,457,820
		70,625,840
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 1.4%
Apollo Commercial Real Estate Finance, Inc. REIT	624,941	6,524,384
ARMOUR Residential REIT, Inc. (b)	477,987	3,365,029
Ellington Financial, Inc. REIT (b)	256,518	3,763,119
Franklin BSP Realty Trust, Inc. REIT	389,105	5,245,135
Granite Point Mortgage Trust, Inc. REIT	254,086	2,431,603
Invesco Mortgage Capital, Inc. (b)	149,405	2,193,265
KKR Real Estate Finance Trust, Inc. REIT (b)	230,271	4,018,229
New York Mortgage Trust, Inc. REIT	1,796,655	4,958,768
PennyMac Mortgage Investment Trust REIT (b)	427,406	5,911,025
Ready Capital Corp. REIT (b)	317,044	3,779,165
Redwood Trust, Inc. REIT	545,075	4,202,528
Two Harbors Investment Corp. REIT (b)	1,601,205	7,974,001
		54,366,251
MULTI-UTILITIES — 0.5%
Avista Corp.	337,465	14,683,102
Unitil Corp.	75,340	4,423,965
		19,107,067
MULTILINE RETAIL — 0.1%
Big Lots, Inc. (b)	132,366	2,775,715
OIL, GAS & CONSUMABLE FUELS — 3.2%
Callon Petroleum Co. (a)	221,265	8,673,588
Civitas Resources, Inc.	336,707	17,606,409
CONSOL Energy, Inc. (a)	149,270	7,370,953
Dorian LPG, Ltd.	133,286	2,025,947
Green Plains, Inc. (a) (b)	250,475	6,805,406
Laredo Petroleum, Inc. (a)	67,398	4,646,418
Par Pacific Holdings, Inc. (a)	216,904	3,381,533
PBF Energy, Inc. Class A (a)	444,772	12,907,283
Ranger Oil Corp. Class A (a)	100,495	3,303,271
Security Description	Shares	Value
REX American Resources Corp. (a)	24,955	$ 2,116,184
SM Energy Co.	568,127	19,424,262
Southwestern Energy Co. (a)	5,205,032	32,531,450
Talos Energy, Inc. (a)	192,040	2,970,859
World Fuel Services Corp.	293,149	5,997,829
		129,761,392
PAPER & FOREST PRODUCTS — 0.4%
Clearwater Paper Corp. (a)	79,046	2,658,317
Glatfelter Corp.	208,232	1,432,636
Mercer International, Inc.	188,051	2,472,871
Neenah, Inc. (b)	78,958	2,695,626
Sylvamo Corp.	166,223	5,432,168
		14,691,618
PERSONAL PRODUCTS — 0.9%
Edgewell Personal Care Co.	245,818	8,485,637
elf Beauty, Inc. (a)	222,976	6,840,904
Inter Parfums, Inc.	84,297	6,158,739
Medifast, Inc.	53,638	9,682,195
USANA Health Sciences, Inc. (a)	53,405	3,864,386
		35,031,861
PHARMACEUTICALS — 1.8%
Amphastar Pharmaceuticals, Inc. (a)	174,258	6,062,436
ANI Pharmaceuticals, Inc. (a)	60,323	1,789,784
Cara Therapeutics, Inc. (a)	195,940	1,788,932
Collegium Pharmaceutical, Inc. (a) (b)	163,199	2,891,886
Corcept Therapeutics, Inc. (a)	449,962	10,700,096
Harmony Biosciences Holdings, Inc. (a) (b)	107,372	5,236,533
Innoviva, Inc. (a)	294,483	4,346,569
Nektar Therapeutics (a) (b)	870,750	3,308,850
Pacira BioSciences, Inc. (a)	210,648	12,280,778
Phibro Animal Health Corp. Class A	96,459	1,845,261
Prestige Consumer Healthcare, Inc. (a)	234,254	13,774,135
Supernus Pharmaceuticals, Inc. (a)	252,201	7,293,653
		71,318,913
PROFESSIONAL SERVICES — 1.6%
Exponent, Inc.	241,511	22,091,011
Forrester Research, Inc. (a)	52,555	2,514,231
Heidrick & Struggles International, Inc.	91,582	2,963,593
Kelly Services, Inc. Class A	160,132	3,175,418
Korn Ferry	251,112	14,569,518
ManTech International Corp. Class A	128,288	12,245,090

See accompanying notes to financial statements.
85

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Resources Connection, Inc.	144,943	$ 2,952,489
TrueBlue, Inc. (a)	154,042	2,757,352
		63,268,702
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Anywhere Real Estate, Inc. (a)	551,833	5,424,518
Douglas Elliman, Inc.	312,516	1,496,952
Marcus & Millichap, Inc.	113,736	4,207,094
RE/MAX Holdings, Inc. Class A	88,365	2,166,710
St. Joe Co.	156,016	6,171,993
		19,467,267
ROAD & RAIL — 0.4%
ArcBest Corp.	113,995	8,021,828
Heartland Express, Inc.	217,747	3,028,861
Marten Transport, Ltd.	274,184	4,611,775
		15,662,464
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Alpha & Omega Semiconductor, Ltd. (a)	99,809	3,327,632
Axcelis Technologies, Inc. (a)	153,682	8,427,921
CEVA, Inc. (a)	107,404	3,604,478
Cohu, Inc. (a)	226,209	6,277,300
Diodes, Inc. (a)	210,765	13,609,096
FormFactor, Inc. (a)	363,612	14,082,693
Ichor Holdings, Ltd. (a)	133,111	3,458,224
Kulicke & Soffa Industries, Inc. (b)	275,463	11,792,571
MaxLinear, Inc. (a)	332,825	11,309,393
Onto Innovation, Inc. (a)	230,913	16,103,873
PDF Solutions, Inc. (a)	140,851	3,029,705
Photronics, Inc. (a)	286,962	5,590,020
Rambus, Inc. (a)	515,388	11,075,688
SMART Global Holdings, Inc. (a) (b)	222,907	3,648,987
Ultra Clean Holdings, Inc. (a)	211,071	6,283,584
Veeco Instruments, Inc. (a)	237,590	4,609,246
		126,230,411
SOFTWARE — 3.0%
8x8, Inc. (a)	556,801	2,867,525
A10 Networks, Inc.	271,024	3,897,325
Agilysys, Inc. (a)	92,630	4,378,620
Alarm.com Holdings, Inc. (a)	214,655	13,278,558
Cerence, Inc. (a)	185,973	4,692,099
Consensus Cloud Solutions, Inc. (a)	75,015	3,276,655
Digital Turbine, Inc. (a)	412,935	7,213,975
Ebix, Inc. (b)	111,856	1,890,366
InterDigital, Inc.	145,037	8,818,250
LivePerson, Inc. (a) (b)	317,252	4,485,943
Security Description	Shares	Value
LiveRamp Holdings, Inc. (a)	317,303	$ 8,189,591
OneSpan, Inc. (a)	161,653	1,923,671
Progress Software Corp.	203,761	9,230,373
SPS Commerce, Inc. (a)	168,183	19,013,088
Vonage Holdings Corp. (a)	1,176,762	22,170,196
Xperi Holding Corp.	483,643	6,978,969
		122,305,204
SPECIALTY RETAIL — 4.0%
Aaron's Co., Inc.	148,376	2,158,871
Abercrombie & Fitch Co. Class A (a) (b)	234,157	3,961,936
Academy Sports & Outdoors, Inc. (b)	397,891	14,141,046
America's Car-Mart, Inc. (a)	28,549	2,872,029
Asbury Automotive Group, Inc. (a)	103,090	17,457,261
Bed Bath & Beyond, Inc. (a) (b)	369,403	1,835,933
Boot Barn Holdings, Inc. (a)	139,832	9,635,823
Buckle, Inc.	137,638	3,811,196
Caleres, Inc.	179,603	4,712,783
Cato Corp. Class A	80,016	928,986
Chico's FAS, Inc. (a)	579,151	2,878,380
Children's Place, Inc. (a)	59,648	2,321,500
Conn's, Inc. (a) (b)	69,784	559,668
Designer Brands, Inc. Class A (b)	281,725	3,679,329
Genesco, Inc. (a)	59,890	2,989,110
Group 1 Automotive, Inc.	77,340	13,132,332
Guess?, Inc.	166,198	2,833,676
Haverty Furniture Cos., Inc. (b)	63,985	1,483,172
Hibbett, Inc. (b)	56,485	2,468,959
LL Flooring Holdings, Inc. (a)	137,589	1,289,209
MarineMax, Inc. (a) (b)	99,919	3,609,074
Monro, Inc.	156,029	6,690,524
National Vision Holdings, Inc. (a)	379,191	10,427,753
ODP Corp. (a)	203,708	6,160,130
Rent-A-Center, Inc.	250,203	4,866,448
Sally Beauty Holdings, Inc. (a) (b)	497,610	5,931,511
Shoe Carnival, Inc.	82,122	1,774,656
Signet Jewelers, Ltd. (b)	220,795	11,803,701
Sleep Number Corp. (a) (b)	103,142	3,192,245
Sonic Automotive, Inc. Class A	90,678	3,321,535
Urban Outfitters, Inc. (a) (b)	298,135	5,563,199
Zumiez, Inc. (a) (b)	76,385	1,986,010
		160,477,985
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
3D Systems Corp. (a) (b)	599,698	5,817,070
Corsair Gaming, Inc. (a) (b)	154,639	2,030,410

See accompanying notes to financial statements.
86

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Diebold Nixdorf, Inc. (a) (b)	341,362	$ 774,892
		8,622,372
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Fossil Group, Inc. (a)	224,940	1,162,940
G-III Apparel Group, Ltd. (a)	200,241	4,050,875
Kontoor Brands, Inc. (b)	216,301	7,217,964
Movado Group, Inc.	76,619	2,369,826
Oxford Industries, Inc. (b)	71,400	6,336,036
Steven Madden, Ltd.	349,628	11,261,518
Unifi, Inc. (a)	64,906	912,578
Wolverine World Wide, Inc.	375,656	7,573,225
		40,884,962
THRIFTS & MORTGAGE FINANCE — 2.2%
Axos Financial, Inc. (a)	250,001	8,962,536
Capitol Federal Financial, Inc.	609,181	5,592,281
Flagstar Bancorp, Inc.	247,879	8,787,310
Mr Cooper Group, Inc. (a)	344,253	12,647,855
NMI Holdings, Inc. Class A (a)	401,903	6,691,685
Northfield Bancorp, Inc.	204,860	2,669,326
Northwest Bancshares, Inc.	597,307	7,645,530
Provident Financial Services, Inc.	350,557	7,803,399
TrustCo Bank Corp.	91,569	2,823,988
Walker & Dunlop, Inc.	142,033	13,683,459
WSFS Financial Corp.	301,541	12,088,779
		89,396,148
TOBACCO — 0.3%
Universal Corp.	114,459	6,924,770
Vector Group, Ltd.	621,862	6,529,551
		13,454,321
TRADING COMPANIES & DISTRIBUTORS — 1.3%
Applied Industrial Technologies, Inc.	179,155	17,229,336
Boise Cascade Co.	183,725	10,929,800
DXP Enterprises, Inc. (a)	82,770	2,535,245
GMS, Inc. (a)	200,313	8,913,929
NOW, Inc. (a)	520,630	5,091,762
Veritiv Corp. (a)	65,649	7,126,199
		51,826,271
WATER UTILITIES — 0.9%
American States Water Co.	172,166	14,033,250
California Water Service Group	251,054	13,946,050
Middlesex Water Co.	82,641	7,245,963
		35,225,263
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Gogo, Inc. (a)	318,533	$ 5,157,049
Shenandoah Telecommunications Co.	236,652	5,253,675
Telephone & Data Systems, Inc.	459,058	7,248,526
		17,659,250
TOTAL COMMON STOCKS (Cost $4,313,157,538)		3,997,482,207

RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Tobira Therapeutics, Inc. (CVR) (a)	740	10,486
TOTAL RIGHTS (Cost $44)		10,486
WARRANTS — 0.0% (e)
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Battalion Oil Corp. (expiring 10/08/22)	1,596	—
Battalion Oil Corp. (expiring 10/08/22)	1,277	—
Battalion Oil Corp. (expiring 10/08/22) (b)	2,055	—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 4.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (f) (g)	6,586,637	6,585,978
State Street Navigator Securities Lending Portfolio II (h) (i)	162,702,935	162,702,935
TOTAL SHORT-TERM INVESTMENTS (Cost $169,288,999)		169,288,913
TOTAL INVESTMENTS — 103.9% (Cost $4,482,446,581)		4,166,781,606
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(157,894,196)
NET ASSETS — 100.0%		$ 4,008,887,410
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.

See accompanying notes to financial statements.
87

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2022, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At June 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index (long)	58	09/16/2022	$5,267,023	$4,953,200	$(313,823)

During the period ended June 30, 2022, average notional value related to futures contracts was $3,414,539.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,997,482,074	$ 133	$ 0(a)	$3,997,482,207
Rights	—	10,486	—	10,486
Warrants	—	0(b)	—	0
Short-Term Investments	169,288,913	—	—	169,288,913
TOTAL INVESTMENTS	$4,166,770,987	$10,619	$ 0	$4,166,781,606
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(c)	(313,823)	—	—	(313,823)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (313,823)	$ —	$—	$ (313,823)
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2022.
(b)	The Fund held Level 2 securities that were valued at $0 at June 30, 2022.
(c)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	894,441	$ 894,709	$ 221,477,624	$215,785,768	$(501)	$(86)	6,586,637	$ 6,585,978	$ 16,440
State Street Navigator Securities Lending Portfolio II	115,061,959	115,061,959	788,885,056	741,244,080	—	—	162,702,935	162,702,935	368,955
Total		$115,956,668	$1,010,362,680	$957,029,848	$(501)	$(86)		$169,288,913	$385,395
See accompanying notes to financial statements.
88

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.7%
AAR Corp. (a)	5,154	$ 215,643
Aerojet Rocketdyne Holdings, Inc. (a)	10,713	434,948
AeroVironment, Inc. (a) (b)	2,860	235,092
Axon Enterprise, Inc. (a)	9,333	869,556
Boeing Co. (a)	80,641	11,025,238
Curtiss-Wright Corp.	6,371	841,354
General Dynamics Corp.	33,841	7,487,321
Hexcel Corp.	12,588	658,478
Howmet Aerospace, Inc.	57,916	1,821,458
Huntington Ingalls Industries, Inc.	6,154	1,340,464
Kaman Corp.	4,100	128,125
L3Harris Technologies, Inc.	29,386	7,102,596
Lockheed Martin Corp.	35,827	15,404,177
Mercury Systems, Inc. (a)	7,893	507,757
Moog, Inc. Class A	4,326	343,441
National Presto Industries, Inc.	108	7,089
Northrop Grumman Corp.	21,443	10,261,977
Park Aerospace Corp. (b)	2,675	34,133
Raytheon Technologies Corp.	219,682	21,113,637
Textron, Inc.	33,833	2,066,181
TransDigm Group, Inc. (a)	7,704	4,134,506
Triumph Group, Inc. (a)	9,860	131,040
Woodward, Inc.	8,484	784,685
		86,948,896
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a) (b)	4,414	272,388
C.H. Robinson Worldwide, Inc.	20,169	2,044,532
Expeditors International of Washington, Inc.	24,957	2,432,309
FedEx Corp.	35,282	7,998,782
Forward Air Corp.	4,204	386,600
GXO Logistics, Inc. (a)	13,808	597,472
Hub Group, Inc. Class A (a)	4,954	351,437
United Parcel Service, Inc. Class B	106,024	19,353,621
		33,437,141
AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	18,349	734,877
Allegiant Travel Co. (a)	1,977	223,579
American Airlines Group, Inc. (a)	90,100	1,142,468
Delta Air Lines, Inc. (a)	93,242	2,701,221
Hawaiian Holdings, Inc. (a) (b)	6,325	90,511
JetBlue Airways Corp. (a)	44,066	368,832
SkyWest, Inc. (a)	7,498	159,333
Southwest Airlines Co. (a)	84,706	3,059,581
United Airlines Holdings, Inc. (a)	44,065	1,560,782
		10,041,184
Security Description	Shares	Value
AUTO COMPONENTS — 0.2%
Adient PLC (a)	13,110	$ 388,449
American Axle & Manufacturing Holdings, Inc. (a) (b)	13,355	100,563
Aptiv PLC (a)	38,884	3,463,398
BorgWarner, Inc.	35,548	1,186,237
Dana, Inc.	22,618	318,235
Dorman Products, Inc. (a) (b)	4,352	477,458
Fox Factory Holding Corp. (a)	5,282	425,412
Gentex Corp.	36,248	1,013,857
Gentherm, Inc. (a)	4,785	298,632
Goodyear Tire & Rubber Co. (a)	41,152	440,738
LCI Industries	3,896	435,884
Lear Corp.	8,202	1,032,550
Motorcar Parts of America, Inc. (a) (b)	1,132	14,852
Patrick Industries, Inc.	2,905	150,595
Standard Motor Products, Inc.	2,345	105,502
Visteon Corp. (a)	4,187	433,689
XPEL, Inc. (a) (b)	2,400	110,232
		10,396,283
AUTOMOBILES — 1.9%
Ford Motor Co.	570,453	6,349,142
General Motors Co. (a)	211,247	6,709,205
Harley-Davidson, Inc. (b)	22,686	718,239
Tesla, Inc. (a)	122,644	82,590,922
Thor Industries, Inc. (b)	7,799	582,819
Winnebago Industries, Inc. (b)	4,929	239,352
		97,189,679
BANKS — 4.0%
Allegiance Bancshares, Inc.	2,386	90,095
Ameris Bancorp	8,157	327,748
Associated Banc-Corp.	23,514	429,366
Banc of California, Inc.	7,635	134,529
BancFirst Corp. (b)	2,635	252,196
Bancorp, Inc. (a)	7,566	147,688
Bank of America Corp.	1,048,373	32,635,851
Bank of Hawaii Corp.	6,055	450,492
Bank OZK	17,928	672,838
BankUnited, Inc.	13,620	484,463
Banner Corp.	4,702	264,299
Berkshire Hills Bancorp, Inc.	6,616	163,878
Brookline Bancorp, Inc.	12,504	166,428
Cadence Bank	25,443	597,402
Cathay General Bancorp	10,980	429,867
Central Pacific Financial Corp.	4,996	107,164
Citigroup, Inc.	287,568	13,225,252
Citizens Financial Group, Inc.	72,097	2,573,142
City Holding Co.	2,524	201,617
Columbia Banking System, Inc.	8,534	244,499
Comerica, Inc.	20,531	1,506,565
Commerce Bancshares, Inc.	16,387	1,075,807
Community Bank System, Inc.	7,784	492,572
Cullen/Frost Bankers, Inc.	8,522	992,387
Customers Bancorp, Inc. (a)	5,057	171,432

See accompanying notes to financial statements.
89

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
CVB Financial Corp.	17,991	$ 446,357
Dime Community Bancshares, Inc.	4,949	146,738
Eagle Bancorp, Inc.	5,158	244,541
East West Bancorp, Inc.	20,936	1,356,653
FB Financial Corp.	2,799	109,777
Fifth Third Bancorp	103,682	3,483,715
First BanCorp (c)	32,381	418,039
First BanCorp (c)	886	30,921
First Commonwealth Financial Corp.	14,975	200,965
First Financial Bancorp	13,086	253,868
First Financial Bankshares, Inc.	20,611	809,394
First Hawaiian, Inc.	19,452	441,755
First Horizon Corp.	82,169	1,796,214
First Republic Bank	25,681	3,703,200
FNB Corp.	48,290	524,429
Fulton Financial Corp.	24,665	356,409
Glacier Bancorp, Inc.	13,120	622,150
Hancock Whitney Corp.	13,508	598,810
Hanmi Financial Corp.	5,056	113,457
Heritage Financial Corp.	4,950	124,542
Hilltop Holdings, Inc.	9,268	247,085
Home BancShares, Inc.	22,865	474,906
HomeStreet, Inc.	3,802	131,815
Hope Bancorp, Inc.	20,010	276,938
Huntington Bancshares, Inc.	214,585	2,581,458
Independent Bank Corp.	5,381	427,413
Independent Bank Group, Inc.	5,292	359,380
International Bancshares Corp.	8,027	321,722
JPMorgan Chase & Co.	434,204	48,895,712
KeyCorp.	141,994	2,446,557
Lakeland Financial Corp.	3,700	245,754
M&T Bank Corp.	26,226	4,180,162
Meta Financial Group, Inc.	5,110	197,604
National Bank Holdings Corp. Class A	5,076	194,259
NBT Bancorp, Inc.	7,395	277,978
OFG Bancorp	7,030	178,562
Old National Bancorp	41,912	619,878
Pacific Premier Bancorp, Inc.	14,578	426,261
PacWest Bancorp	17,920	477,747
Park National Corp. (b)	2,135	258,869
Pinnacle Financial Partners, Inc.	10,840	783,840
PNC Financial Services Group, Inc.	61,892	9,764,701
Preferred Bank	2,085	141,822
Prosperity Bancshares, Inc.	13,457	918,709
Regions Financial Corp.	142,372	2,669,475
Renasant Corp.	8,384	241,543
S&T Bancorp, Inc.	5,467	149,960
Seacoast Banking Corp. of Florida	5,612	185,420
ServisFirst Bancshares, Inc.	6,977	550,625
Signature Bank	9,444	1,692,459
Simmons First National Corp. Class A	16,753	356,169
Security Description	Shares	Value
Southside Bancshares, Inc.	4,926	$ 184,331
SVB Financial Group (a)	8,719	3,443,918
Synovus Financial Corp.	22,010	793,461
Texas Capital Bancshares, Inc. (a)	7,487	394,116
Tompkins Financial Corp.	1,807	130,285
Triumph Bancorp, Inc. (a)	2,857	178,734
Truist Financial Corp.	197,094	9,348,168
Trustmark Corp.	9,861	287,843
UMB Financial Corp.	5,164	444,620
Umpqua Holdings Corp.	32,780	549,721
United Bankshares, Inc.	16,271	570,624
United Community Banks, Inc.	11,104	335,230
US Bancorp	200,174	9,212,007
Valley National Bancorp	57,599	599,606
Veritex Holdings, Inc.	5,045	147,617
Washington Federal, Inc.	11,668	350,273
Webster Financial Corp.	27,130	1,143,530
Wells Fargo & Co.	557,913	21,853,452
Westamerica BanCorp	3,058	170,208
Wintrust Financial Corp.	8,036	644,085
Zions Bancorp NA	23,783	1,210,555
		206,286,678
BEVERAGES — 1.7%
Boston Beer Co., Inc. Class A (a) (b)	1,411	427,491
Brown-Forman Corp. Class B	27,037	1,896,916
Celsius Holdings, Inc. (a) (b)	4,152	270,960
Coca-Cola Co.	564,790	35,530,939
Coca-Cola Consolidated, Inc.	486	274,055
Constellation Brands, Inc. Class A	24,739	5,765,671
Keurig Dr. Pepper, Inc.	108,578	3,842,575
MGP Ingredients, Inc. (b)	2,416	241,818
Molson Coors Beverage Co. Class B	28,124	1,533,039
Monster Beverage Corp. (a)	54,026	5,008,210
National Beverage Corp. (b)	4,038	197,620
PepsiCo, Inc.	201,677	33,611,489
		88,600,783
BIOTECHNOLOGY — 2.2%
AbbVie, Inc.	257,766	39,479,440
Amgen, Inc.	78,597	19,122,650
Anika Therapeutics, Inc. (a)	2,514	56,112
Arcus Biosciences, Inc. (a) (b)	6,745	170,918
Arrowhead Pharmaceuticals, Inc. (a)	14,149	498,186
Avid Bioservices, Inc. (a) (b)	8,908	135,936
Biogen, Inc. (a)	22,423	4,572,947
Coherus Biosciences, Inc. (a) (b)	9,000	65,160
Cytokinetics, Inc. (a) (b)	8,646	339,701
Dynavax Technologies Corp. (a) (b)	16,366	206,048

See accompanying notes to financial statements.
90

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Eagle Pharmaceuticals, Inc. (a) (b)	2,389	$ 106,143
Emergent BioSolutions, Inc. (a)	7,301	226,623
Enanta Pharmaceuticals, Inc. (a) (b)	2,533	119,735
Exelixis, Inc. (a)	45,918	956,013
Gilead Sciences, Inc.	183,437	11,338,241
Halozyme Therapeutics, Inc. (a)	18,972	834,768
Incyte Corp. (a)	27,206	2,066,840
Ironwood Pharmaceuticals, Inc. (a) (b)	260	2,998
iTeos Therapeutics, Inc. (a)	2,910	59,946
Ligand Pharmaceuticals, Inc. (a)	2,323	207,258
Moderna, Inc. (a)	51,081	7,296,921
Myriad Genetics, Inc. (a) (b)	12,030	218,585
Neurocrine Biosciences, Inc. (a)	13,576	1,323,388
Organogenesis Holdings, Inc. (a) (b)	7,212	35,195
Regeneron Pharmaceuticals, Inc. (a)	15,276	9,030,102
REGENXBIO, Inc. (a) (b)	4,966	122,660
Spectrum Pharmaceuticals, Inc. (a)	22	17
uniQure NV (a)	5,172	96,406
United Therapeutics Corp. (a)	6,559	1,545,563
Vanda Pharmaceuticals, Inc. (a)	7,772	84,715
Vericel Corp. (a) (b)	930	23,417
Vertex Pharmaceuticals, Inc. (a)	37,935	10,689,704
Vir Biotechnology, Inc. (a)	10,780	274,567
Xencor, Inc. (a)	8,361	228,841
		111,535,744
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	20,057	1,096,717
AAON, Inc.	5,463	299,154
Allegion PLC	13,356	1,307,552
American Woodmark Corp. (a)	2,464	110,905
Apogee Enterprises, Inc.	4,954	194,296
Builders FirstSource, Inc. (a)	29,840	1,602,408
Carlisle Cos., Inc.	7,867	1,877,145
Carrier Global Corp.	128,123	4,568,866
Fortune Brands Home & Security, Inc.	20,490	1,226,941
Gibraltar Industries, Inc. (a)	4,770	184,838
Griffon Corp.	7,310	204,899
Insteel Industries, Inc.	2,557	86,094
Johnson Controls International PLC	105,411	5,047,079
Lennox International, Inc.	5,019	1,036,875
Masco Corp.	38,440	1,945,064
Owens Corning	15,973	1,186,954
PGT Innovations, Inc. (a)	7,962	132,488
Quanex Building Products Corp. (b)	4,939	112,362
Resideo Technologies, Inc. (a)	18,734	363,814
Simpson Manufacturing Co., Inc.	6,111	614,828
Security Description	Shares	Value
Trane Technologies PLC	35,060	$ 4,553,242
Trex Co., Inc. (a)	17,312	942,119
UFP Industries, Inc.	9,116	621,164
		29,315,804
CAPITAL MARKETS — 2.8%
Affiliated Managers Group, Inc.	6,848	798,477
Ameriprise Financial, Inc.	17,086	4,061,000
B Riley Financial, Inc. (b)	2,563	108,287
Bank of New York Mellon Corp.	118,664	4,949,475
BlackRock, Inc.	20,580	12,534,043
Blucora, Inc. (a)	7,463	137,767
Brightsphere Investment Group, Inc. (b)	4,084	73,553
Cboe Global Markets, Inc.	16,119	1,824,510
Charles Schwab Corp.	218,451	13,801,734
CME Group, Inc.	52,567	10,760,465
Donnelley Financial Solutions, Inc. (a)	4,711	137,985
Evercore, Inc. Class A	5,527	517,382
FactSet Research Systems, Inc.	5,777	2,221,661
Federated Hermes, Inc.	14,005	445,219
Franklin Resources, Inc. (b)	40,766	950,255
Goldman Sachs Group, Inc.	49,191	14,610,711
Interactive Brokers Group, Inc. Class A	11,796	648,898
Intercontinental Exchange, Inc.	82,068	7,717,675
Invesco, Ltd.	55,454	894,473
Janus Henderson Group PLC (b)	22,425	527,212
Jefferies Financial Group, Inc.	30,536	843,404
MarketAxess Holdings, Inc.	5,683	1,454,905
Moody's Corp.	23,735	6,455,208
Morgan Stanley	208,309	15,843,982
MSCI, Inc.	11,998	4,944,976
Nasdaq, Inc.	17,141	2,614,688
Northern Trust Corp.	30,458	2,938,588
Piper Sandler Cos.	2,120	240,323
Raymond James Financial, Inc.	27,108	2,423,726
S&P Global, Inc.	51,827	17,468,809
SEI Investments Co.	17,839	963,663
State Street Corp. (d)	51,584	3,180,154
Stifel Financial Corp.	15,296	856,882
StoneX Group, Inc. (a)	2,467	192,599
T Rowe Price Group, Inc.	33,024	3,751,857
Virtus Investment Partners, Inc.	850	145,367
WisdomTree Investments, Inc. (b)	17,534	88,897
		142,128,810
CHEMICALS — 1.9%
AdvanSix, Inc.	4,909	164,157
Air Products & Chemicals, Inc.	32,399	7,791,311
Albemarle Corp.	17,461	3,649,000
American Vanguard Corp.	3,981	88,975
Ashland Global Holdings, Inc.	8,324	857,788
Avient Corp.	11,630	466,130

See accompanying notes to financial statements.
91

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Balchem Corp.	4,746	$ 615,746
Cabot Corp.	8,367	533,731
Celanese Corp.	16,973	1,996,195
CF Industries Holdings, Inc.	31,832	2,728,957
Chemours Co. (b)	23,991	768,192
Corteva, Inc.	108,610	5,880,145
Dow, Inc.	108,562	5,602,885
DuPont de Nemours, Inc.	78,915	4,386,096
Eastman Chemical Co.	20,101	1,804,467
Ecolab, Inc.	36,463	5,606,551
FMC Corp.	18,964	2,029,338
FutureFuel Corp.	4,906	35,716
GCP Applied Technologies, Inc. (a)	7,874	246,299
Hawkins, Inc.	3,423	123,331
HB Fuller Co.	7,688	462,894
Ingevity Corp. (a)	6,120	386,417
Innospec, Inc.	3,712	355,572
International Flavors & Fragrances, Inc.	35,967	4,284,389
Koppers Holdings, Inc.	2,635	59,656
Linde PLC	75,120	21,599,254
Livent Corp. (a) (b)	22,008	499,361
LyondellBasell Industries NV Class A	37,589	3,287,534
Minerals Technologies, Inc.	4,976	305,228
Mosaic Co.	50,769	2,397,820
NewMarket Corp.	737	221,807
Olin Corp.	22,150	1,025,102
PPG Industries, Inc.	34,511	3,945,988
Quaker Chemical Corp. (b)	1,977	295,601
Rayonier Advanced Materials, Inc. (a)	9,359	24,521
RPM International, Inc.	19,367	1,524,570
Schweitzer-Mauduit International, Inc.	4,828	121,279
Scotts Miracle-Gro Co. (b)	6,015	475,125
Sensient Technologies Corp.	6,364	512,684
Sherwin-Williams Co.	34,378	7,697,578
Stepan Co.	2,639	267,463
Tredegar Corp.	3,729	37,290
Trinseo PLC	5,776	222,145
Valvoline, Inc.	27,615	796,140
		96,180,428
COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	9,733	422,607
Brady Corp. Class A	7,350	347,214
Brink's Co.	7,444	451,925
Cintas Corp.	12,664	4,730,384
Clean Harbors, Inc. (a)	7,372	646,303
Copart, Inc. (a)	30,373	3,300,330
CoreCivic, Inc. REIT (a) (b)	20,818	231,288
Deluxe Corp.	7,608	164,865
Harsco Corp. (a)	12,577	89,423
Healthcare Services Group, Inc. (b)	10,870	189,247
Security Description	Shares	Value
HNI Corp.	6,431	$ 223,091
IAA, Inc. (a)	19,915	652,615
Interface, Inc.	9,985	125,212
KAR Auction Services, Inc. (a) (b)	19,119	282,388
Matthews International Corp. Class A	5,024	144,038
MillerKnoll, Inc.	9,272	243,575
MSA Safety, Inc.	5,110	618,668
Pitney Bowes, Inc.	25,607	92,697
Republic Services, Inc.	30,719	4,020,196
Rollins, Inc.	29,979	1,046,867
Stericycle, Inc. (a)	13,291	582,810
Tetra Tech, Inc.	8,093	1,105,099
UniFirst Corp.	2,239	385,511
Viad Corp. (a) (b)	2,645	73,028
Waste Management, Inc.	56,937	8,710,222
		28,879,603
COMMUNICATIONS EQUIPMENT — 0.8%
ADTRAN, Inc.	7,613	133,456
Arista Networks, Inc. (a)	31,956	2,995,555
CalAmp Corp. (a) (b)	5,134	21,409
Calix, Inc. (a)	8,040	274,486
Ciena Corp. (a)	22,763	1,040,269
Cisco Systems, Inc.	616,289	26,278,563
Comtech Telecommunications Corp. (b)	3,672	33,305
Digi International, Inc. (a)	4,561	110,467
Extreme Networks, Inc. (a)	18,645	166,313
F5, Inc. (a)	9,138	1,398,480
Harmonic, Inc. (a) (b)	19,445	168,588
Juniper Networks, Inc.	48,175	1,372,987
Lumentum Holdings, Inc. (a) (b)	11,173	887,360
Motorola Solutions, Inc.	24,671	5,171,042
NETGEAR, Inc. (a) (b)	4,730	87,600
NetScout Systems, Inc. (a)	10,394	351,837
Plantronics, Inc. (a)	5,683	225,501
Viasat, Inc. (a) (b)	8,287	253,831
Viavi Solutions, Inc. (a)	34,035	450,283
		41,421,332
CONSTRUCTION & ENGINEERING — 0.2%
AECOM	22,341	1,457,080
Arcosa, Inc.	7,033	326,542
Comfort Systems USA, Inc.	5,078	422,236
Dycom Industries, Inc. (a)	4,722	439,335
EMCOR Group, Inc.	8,284	852,921
Fluor Corp. (a) (b)	18,431	448,611
Granite Construction, Inc. (b)	7,699	224,349
MasTec, Inc. (a)	8,446	605,240
Matrix Service Co. (a)	4	20
MDU Resources Group, Inc.	30,014	810,078
MYR Group, Inc. (a)	2,419	213,186
NV5 Global, Inc. (a)	1,758	205,229
Quanta Services, Inc.	20,576	2,578,996

See accompanying notes to financial statements.
92

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Valmont Industries, Inc.	2,367	$ 531,699
		9,115,522
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	6,307	693,392
Martin Marietta Materials, Inc.	9,147	2,737,148
Vulcan Materials Co.	18,670	2,653,007
		6,083,547
CONSUMER FINANCE — 0.5%
American Express Co.	90,128	12,493,543
Capital One Financial Corp.	61,277	6,384,451
Discover Financial Services	44,592	4,217,511
Encore Capital Group, Inc. (a) (b)	4,804	277,527
Enova International, Inc. (a)	3,976	114,588
EZCORP, Inc. Class A (a)	7,915	59,442
FirstCash Holdings, Inc.	6,262	435,271
Green Dot Corp. Class A (a)	7,836	196,762
LendingTree, Inc. (a)	1,968	86,238
Navient Corp.	26,874	375,967
PRA Group, Inc. (a) (b)	6,827	248,230
Prog Holdings, Inc. (a)	2,706	44,649
SLM Corp.	44,816	714,367
Synchrony Financial	79,422	2,193,636
World Acceptance Corp. (a) (b)	478	53,651
		27,895,833
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	228,316	2,837,968
AptarGroup, Inc.	9,499	980,392
Avery Dennison Corp.	12,252	1,983,231
Ball Corp.	47,787	3,286,312
Greif, Inc. Class A	2,132	132,994
International Paper Co.	57,271	2,395,646
Myers Industries, Inc.	4,931	112,082
O-I Glass, Inc. (a)	22,822	319,508
Packaging Corp. of America	13,944	1,917,300
Sealed Air Corp.	22,884	1,320,864
Silgan Holdings, Inc.	11,706	484,043
Sonoco Products Co.	15,006	855,942
Westrock Co.	38,932	1,551,051
		18,177,333
DISTRIBUTORS — 0.1%
Genuine Parts Co.	21,088	2,804,704
LKQ Corp.	41,475	2,036,008
Pool Corp.	5,997	2,106,326
		6,947,038
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	7,431	267,293
American Public Education, Inc. (a)	2,388	38,590
Graham Holdings Co. Class B	286	162,116
Grand Canyon Education, Inc. (a)	6,800	640,492
Security Description	Shares	Value
H&R Block, Inc.	26,618	$ 940,148
Perdoceo Education Corp. (a)	10,509	123,796
Service Corp. International	25,646	1,772,651
Strategic Education, Inc. (b)	3,682	259,876
WW International, Inc. (a)	7,197	45,989
		4,250,951
DIVERSIFIED FINANCIAL SERVICES — 1.4%
Berkshire Hathaway, Inc. Class B (a)	266,280	72,699,765
Voya Financial, Inc.	16,147	961,231
		73,660,996
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
AT&T, Inc.	1,040,181	21,802,194
ATN International, Inc.	2,414	113,241
Cogent Communications Holdings, Inc.	6,316	383,760
Consolidated Communications Holdings, Inc. (a)	10,681	74,767
Iridium Communications, Inc. (a)	19,313	725,396
Lumen Technologies, Inc. (b)	146,227	1,595,336
Verizon Communications, Inc.	615,133	31,218,000
		55,912,694
ELECTRIC UTILITIES — 1.9%
ALLETE, Inc.	7,640	449,079
Alliant Energy Corp.	36,695	2,150,694
American Electric Power Co., Inc.	72,710	6,975,797
Constellation Energy Corp.	47,572	2,723,973
Duke Energy Corp.	113,091	12,124,486
Edison International	54,637	3,455,244
Entergy Corp.	29,506	3,323,556
Evergy, Inc.	33,621	2,193,770
Eversource Energy	49,304	4,164,709
Exelon Corp.	142,691	6,466,756
FirstEnergy Corp.	79,151	3,038,607
Hawaiian Electric Industries, Inc.	16,104	658,654
IDACORP, Inc.	7,314	774,699
NextEra Energy, Inc.	286,041	22,156,736
NRG Energy, Inc.	35,638	1,360,302
OGE Energy Corp.	29,953	1,154,988
Pinnacle West Capital Corp.	16,992	1,242,455
PNM Resources, Inc.	12,044	575,462
Portland General Electric Co.	13,112	633,703
PPL Corp.	111,968	3,037,692
Southern Co.	154,606	11,024,954
Xcel Energy, Inc.	77,192	5,462,106
		95,148,422
ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	5,270	811,791
AMETEK, Inc.	33,463	3,677,249
AZZ, Inc.	4,646	189,650
Eaton Corp. PLC	58,411	7,359,202

See accompanying notes to financial statements.
93

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Emerson Electric Co.	87,573	$ 6,965,556
Encore Wire Corp.	2,645	274,868
EnerSys	6,349	374,337
Generac Holdings, Inc. (a)	9,240	1,945,759
Hubbell, Inc.	7,882	1,407,568
nVent Electric PLC	23,662	741,330
Powell Industries, Inc. (b)	1,449	33,863
Regal Rexnord Corp.	10,507	1,192,755
Rockwell Automation, Inc.	17,044	3,397,040
Sunrun, Inc. (a) (b)	23,870	557,603
Vicor Corp. (a) (b)	2,566	140,437
		29,069,008
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Advanced Energy Industries, Inc.	5,405	394,457
Amphenol Corp. Class A	87,564	5,637,370
Arlo Technologies, Inc. (a)	10,793	67,672
Arrow Electronics, Inc. (a)	11,199	1,255,296
Avnet, Inc.	14,518	622,532
Badger Meter, Inc.	4,391	355,188
Belden, Inc.	5,835	310,831
Benchmark Electronics, Inc.	5,237	118,147
CDW Corp.	20,763	3,271,418
Cognex Corp.	26,047	1,107,518
Coherent, Inc. (a)	3,718	989,806
Corning, Inc.	111,613	3,516,926
CTS Corp.	4,850	165,143
ePlus, Inc. (a)	4,582	243,396
Fabrinet (a)	5,204	422,044
FARO Technologies, Inc. (a)	2,547	78,524
II-VI, Inc. (a) (b)	13,882	707,288
Insight Enterprises, Inc. (a)	4,949	427,000
IPG Photonics Corp. (a)	5,086	478,745
Itron, Inc. (a)	5,887	290,994
Jabil, Inc.	20,159	1,032,342
Keysight Technologies, Inc. (a)	26,932	3,712,576
Knowles Corp. (a)	13,932	241,442
Littelfuse, Inc.	3,707	941,726
Methode Electronics, Inc.	5,136	190,237
National Instruments Corp.	19,028	594,244
OSI Systems, Inc. (a)	2,447	209,072
PC Connection, Inc.	1,830	80,612
Plexus Corp. (a)	4,374	343,359
Rogers Corp. (a)	2,549	668,067
Sanmina Corp. (a)	10,087	410,844
ScanSource, Inc. (a)	4,910	152,897
TD SYNNEX Corp.	6,232	567,735
TE Connectivity, Ltd.	48,409	5,477,478
Teledyne Technologies, Inc. (a)	6,769	2,539,120
Trimble, Inc. (a)	37,190	2,165,574
TTM Technologies, Inc. (a)	15,061	188,263
Vishay Intertechnology, Inc.	19,949	355,491
Vontier Corp.	20,774	477,594
Security Description	Shares	Value
Zebra Technologies Corp. Class A (a)	7,989	$ 2,348,367
		43,157,335
ENERGY EQUIPMENT & SERVICES — 0.4%
Archrock, Inc.	13,755	113,754
Baker Hughes Co.	124,869	3,604,968
Bristow Group, Inc. (a) (b)	3,901	91,283
ChampionX Corp.	21,185	420,522
Core Laboratories NV (b)	6,655	131,836
DMC Global, Inc. (a)	2,292	41,325
Dril-Quip, Inc. (a)	4,955	127,839
Halliburton Co.	129,202	4,051,775
Helix Energy Solutions Group, Inc. (a)	20,833	64,582
Helmerich & Payne, Inc.	16,805	723,623
Nabors Industries, Ltd. (a)	981	131,356
Newpark Resources, Inc. (a)	24	74
Nov, Inc.	57,884	978,818
Oceaneering International, Inc. (a)	15,116	161,439
Oil States International, Inc. (a)	9,459	51,268
Patterson-UTI Energy, Inc.	28,453	448,419
ProPetro Holding Corp. (a)	12,335	123,350
RPC, Inc. (a) (b)	10,338	71,436
Schlumberger NV	203,240	7,267,862
US Silica Holdings, Inc. (a)	14,454	165,065
		18,770,594
ENTERTAINMENT — 1.2%
Activision Blizzard, Inc.	113,206	8,814,219
Cinemark Holdings, Inc. (a) (b)	17,077	256,497
Electronic Arts, Inc.	42,370	5,154,311
Live Nation Entertainment, Inc. (a)	21,116	1,743,759
Marcus Corp. (a) (b)	2,506	37,014
Netflix, Inc. (a)	64,516	11,281,913
Take-Two Interactive Software, Inc. (a)	23,327	2,858,257
Walt Disney Co. (a)	267,765	25,277,016
Warner Bros Discovery, Inc. (a)	319,344	4,285,596
World Wrestling Entertainment, Inc. Class A (b)	6,912	431,931
		60,140,513
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.2%
Acadia Realty Trust REIT	13,035	203,607
Agree Realty Corp. REIT	7,954	573,722
Alexander & Baldwin, Inc. REIT	9,710	174,295
Alexandria Real Estate Equities, Inc. REIT	20,530	2,977,466
American Assets Trust, Inc. REIT	7,368	218,830
American Campus Communities, Inc. REIT	20,384	1,314,156
American Tower Corp. REIT	66,645	17,033,796
Apartment Income REIT Corp.	21,769	905,590

See accompanying notes to financial statements.
94

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Armada Hoffler Properties, Inc. REIT	7,590	$ 97,456
AvalonBay Communities, Inc. REIT	20,282	3,939,778
Boston Properties, Inc. REIT	20,581	1,831,297
Brandywine Realty Trust REIT	25,642	247,189
Brixmor Property Group, Inc. REIT	44,105	891,362
Camden Property Trust REIT	14,953	2,010,879
CareTrust REIT, Inc.	14,127	260,502
Centerspace REIT	861	70,215
Chatham Lodging Trust REIT (a)	7,052	73,693
Community Healthcare Trust, Inc. REIT	2,841	102,873
Corporate Office Properties Trust REIT	17,443	456,832
Cousins Properties, Inc. REIT	22,115	646,421
Crown Castle International Corp. REIT	63,122	10,628,482
DiamondRock Hospitality Co. REIT (a)	33,105	271,792
Digital Realty Trust, Inc. REIT	40,112	5,207,741
Diversified Healthcare Trust REIT	41,635	75,776
Douglas Emmett, Inc. REIT	24,209	541,797
Duke Realty Corp. REIT	55,276	3,037,416
Easterly Government Properties, Inc. REIT	8,564	163,059
EastGroup Properties, Inc. REIT	5,987	923,974
EPR Properties REIT	10,946	513,696
Equinix, Inc. REIT	12,985	8,531,405
Equity Residential REIT	50,206	3,625,877
Essential Properties Realty Trust, Inc. REIT	15,627	335,824
Essex Property Trust, Inc. REIT	9,404	2,459,240
Extra Space Storage, Inc. REIT	19,256	3,275,831
Federal Realty OP LP, REIT	10,605	1,015,323
First Industrial Realty Trust, Inc. REIT	19,317	917,171
Four Corners Property Trust, Inc. REIT	10,411	276,828
Franklin Street Properties Corp. REIT	15,805	65,907
GEO Group, Inc. REIT (a) (b)	20,882	137,821
Getty Realty Corp. REIT	5,332	141,298
Global Net Lease, Inc. REIT	12,979	183,783
Healthcare Realty Trust, Inc. REIT	20,739	564,101
Healthpeak Properties, Inc. REIT	75,728	1,962,112
Hersha Hospitality Trust REIT (a)	8,392	82,326
Highwoods Properties, Inc. REIT	15,595	533,193
Host Hotels & Resorts, Inc. REIT	103,045	1,615,746
Security Description	Shares	Value
Hudson Pacific Properties, Inc. REIT	22,495	$ 333,826
Independence Realty Trust, Inc. REIT	35,832	742,797
Industrial Logistics Properties Trust REIT	7,095	99,898
Innovative Industrial Properties, Inc. REIT	3,401	373,668
Iron Mountain, Inc. REIT	42,265	2,057,883
iStar, Inc. REIT	11,317	155,156
JBG SMITH Properties REIT	16,254	384,245
Kilroy Realty Corp. REIT	14,792	774,065
Kimco Realty Corp. REIT	89,464	1,768,703
Kite Realty Group Trust REIT	32,424	560,611
Lamar Advertising Co. Class A REIT	12,950	1,139,211
Life Storage, Inc. REIT	9,480	1,058,537
LTC Properties, Inc. REIT (b)	5,894	226,271
LXP Industrial Trust REIT	38,195	410,214
Macerich Co. REIT	18,181	158,357
Medical Properties Trust, Inc. REIT	79,664	1,216,469
Mid-America Apartment Communities, Inc. REIT	16,837	2,940,919
National Retail Properties, Inc. REIT	25,979	1,117,097
National Storage Affiliates Trust REIT	9,493	475,315
NexPoint Residential Trust, Inc. REIT (b)	2,520	157,525
Office Properties Income Trust REIT	7,243	144,498
Omega Healthcare Investors, Inc. REIT (b)	33,887	955,275
Orion Office REIT, Inc.	8,081	88,568
Park Hotels & Resorts, Inc. REIT	35,427	480,744
Pebblebrook Hotel Trust REIT	19,164	317,547
Physicians Realty Trust REIT	30,066	524,652
PotlatchDeltic Corp. REIT	9,805	433,283
Prologis, Inc. REIT	108,022	12,708,788
PS Business Parks, Inc. REIT	2,616	489,584
Public Storage REIT	22,177	6,934,083
Rayonier, Inc. REIT	20,611	770,439
Realty Income Corp. REIT	80,498	5,494,793
Regency Centers Corp. REIT	23,095	1,369,764
Retail Opportunity Investments Corp. REIT	18,075	285,223
Rexford Industrial Realty, Inc. REIT	18,865	1,086,435
RPT Realty REIT	15,370	151,087
Sabra Health Care REIT, Inc.	31,174	435,501
Safehold, Inc. REIT (b)	1,885	66,672
Saul Centers, Inc. REIT	2,614	123,146
SBA Communications Corp. REIT	16,046	5,135,522
Service Properties Trust REIT	24,621	128,768

See accompanying notes to financial statements.
95

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Simon Property Group, Inc. REIT	46,703	$ 4,433,049
SITE Centers Corp. REIT	22,855	307,857
SL Green Realty Corp. REIT (b)	10,478	483,560
Spirit Realty Capital, Inc. REIT	15,084	569,874
STORE Capital Corp. REIT	32,740	853,859
Summit Hotel Properties, Inc. REIT (a)	15,823	115,033
Tanger Factory Outlet Centers, Inc. REIT	15,230	216,571
UDR, Inc. REIT	43,783	2,015,769
Uniti Group, Inc. REIT	27,590	259,898
Universal Health Realty Income Trust REIT	1,356	72,153
Urban Edge Properties REIT	17,229	262,053
Urstadt Biddle Properties, Inc. Class A REIT (b)	4,470	72,414
Ventas, Inc. REIT	55,476	2,853,131
Veris Residential, Inc. REIT (a)	14,874	196,932
VICI Properties, Inc. REIT (b)	123,552	3,680,614
Vornado Realty Trust REIT	23,692	677,354
Washington Real Estate Investment Trust	13,036	277,797
Welltower, Inc. REIT	61,450	5,060,407
Weyerhaeuser Co. REIT	109,004	3,610,212
Whitestone REIT (b)	6,184	66,478
Xenia Hotels & Resorts, Inc. REIT (a)	17,371	252,401
		161,730,033
FOOD & STAPLES RETAILING — 1.5%
Andersons, Inc. (b)	4,834	159,474
BJ's Wholesale Club Holdings, Inc. (a)	18,911	1,178,533
Casey's General Stores, Inc.	4,973	919,906
Chefs' Warehouse, Inc. (a) (b)	2,935	114,142
Costco Wholesale Corp.	65,265	31,280,209
Grocery Outlet Holding Corp. (a) (b)	10,378	442,414
Kroger Co.	96,517	4,568,150
Performance Food Group Co. (a)	25,107	1,154,420
PriceSmart, Inc.	2,744	196,553
SpartanNash Co.	5,164	155,798
Sprouts Farmers Market, Inc. (a) (b)	17,731	448,949
Sysco Corp.	74,530	6,313,436
United Natural Foods, Inc. (a)	8,016	315,830
Walgreens Boots Alliance, Inc.	105,161	3,985,602
Walmart, Inc.	207,750	25,258,245
		76,491,661
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	81,214	6,302,206
B&G Foods, Inc.	5,683	135,142
Calavo Growers, Inc.	2,579	107,596
Cal-Maine Foods, Inc.	5,123	253,127
Campbell Soup Co.	31,516	1,514,344
Security Description	Shares	Value
Conagra Brands, Inc.	71,182	$ 2,437,272
Darling Ingredients, Inc. (a)	24,103	1,441,359
Flowers Foods, Inc.	26,173	688,873
Fresh Del Monte Produce, Inc.	5,022	148,300
General Mills, Inc.	89,065	6,719,954
Hain Celestial Group, Inc. (a)	12,274	291,385
Hershey Co.	21,612	4,650,038
Hormel Foods Corp.	41,767	1,978,085
Hostess Brands, Inc. (a)	20,113	426,597
Ingredion, Inc.	9,958	877,897
J & J Snack Foods Corp.	2,238	312,559
J.M. Smucker Co.	16,781	2,148,136
John B Sanfilippo & Son, Inc.	491	35,593
Kellogg Co.	37,554	2,679,102
Kraft Heinz Co.	95,184	3,630,318
Lamb Weston Holdings, Inc.	21,833	1,560,186
Lancaster Colony Corp.	2,383	306,883
McCormick & Co., Inc.	36,435	3,033,214
Mondelez International, Inc. Class A	203,716	12,648,726
Pilgrim's Pride Corp. (a)	7,483	233,694
Post Holdings, Inc. (a)	9,080	747,738
Sanderson Farms, Inc.	2,667	574,819
Seneca Foods Corp. Class A (a)	865	48,042
Simply Good Foods Co. (a)	12,410	468,726
Tootsie Roll Industries, Inc. (b)	2,729	96,470
TreeHouse Foods, Inc. (a)	8,515	356,097
Tyson Foods, Inc. Class A	43,020	3,702,301
		60,554,779
GAS UTILITIES — 0.1%
Atmos Energy Corp. (b)	18,168	2,036,633
Chesapeake Utilities Corp.	2,433	315,195
National Fuel Gas Co.	12,937	854,489
New Jersey Resources Corp.	12,834	571,498
Northwest Natural Holding Co.	4,856	257,854
ONE Gas, Inc.	7,742	628,573
South Jersey Industries, Inc.	13,491	460,583
Southwest Gas Holdings, Inc.	7,506	653,622
Spire, Inc. (b)	7,512	558,667
UGI Corp.	30,434	1,175,057
		7,512,171
HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abbott Laboratories	258,597	28,096,564
ABIOMED, Inc. (a)	6,698	1,657,822
Align Technology, Inc. (a)	10,559	2,498,999
AngioDynamics, Inc. (a) (b)	5,218	100,968
Artivion, Inc. (a) (b)	5,127	96,798
Avanos Medical, Inc. (a)	7,216	197,285
Baxter International, Inc.	74,572	4,789,760
Becton Dickinson & Co.	42,312	10,431,177
BioLife Solutions, Inc. (a) (b)	4,568	63,084
Boston Scientific Corp. (a)	209,297	7,800,499
Cardiovascular Systems, Inc. (a)	5,573	80,028
CONMED Corp.	4,270	408,895

See accompanying notes to financial statements.
96

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Cooper Cos., Inc.	7,133	$ 2,233,485
Cutera, Inc. (a) (b)	2,466	92,475
DENTSPLY SIRONA, Inc.	32,510	1,161,582
DexCom, Inc. (a)	54,884	4,090,505
Edwards Lifesciences Corp. (a)	91,223	8,674,395
Embecta Corp. (a)	8,344	211,270
Enovis Corp. (a)	5,095	280,225
Envista Holdings Corp. (a)	23,426	902,838
Glaukos Corp. (a)	6,059	275,200
Globus Medical, Inc. Class A (a)	10,499	589,414
Haemonetics Corp. (a)	7,346	478,812
Heska Corp. (a) (b)	1,492	141,009
Hologic, Inc. (a)	37,426	2,593,622
ICU Medical, Inc. (a)	2,517	413,770
IDEXX Laboratories, Inc. (a)	12,539	4,397,804
Inari Medical, Inc. (a)	4,736	322,001
Inogen, Inc. (a)	2,663	64,391
Integer Holdings Corp. (a)	4,784	338,037
Integra LifeSciences Holdings Corp. (a)	10,514	568,071
Intuitive Surgical, Inc. (a)	51,684	10,373,496
Lantheus Holdings, Inc. (a)	9,529	629,200
LeMaitre Vascular, Inc. (b)	2,476	112,782
LivaNova PLC (a)	7,437	464,589
Masimo Corp. (a)	6,884	899,532
Medtronic PLC	196,446	17,631,029
Meridian Bioscience, Inc. (a) (b)	6,402	194,749
Merit Medical Systems, Inc. (a)	7,170	389,116
Mesa Laboratories, Inc. (b)	570	116,246
Natus Medical, Inc. (a)	5,020	164,505
Neogen Corp. (a)	15,620	376,286
NuVasive, Inc. (a)	7,251	356,459
Omnicell, Inc. (a)	5,319	605,036
OraSure Technologies, Inc. (a) (b)	6,170	16,721
Orthofix Medical, Inc. (a)	2,811	66,171
Penumbra, Inc. (a)	4,963	617,993
QuidelOrtho Corp. (a)	5,838	567,337
ResMed, Inc.	21,221	4,448,558
Shockwave Medical, Inc. (a)	5,252	1,004,025
STAAR Surgical Co. (a)	6,705	475,586
STERIS PLC	14,420	2,972,683
Stryker Corp.	47,911	9,530,935
Surmodics, Inc. (a) (b)	2,454	91,362
Tandem Diabetes Care, Inc. (a)	9,144	541,233
Teleflex, Inc.	6,800	1,671,780
Varex Imaging Corp. (a) (b)	5,498	117,602
Zimmer Biomet Holdings, Inc.	30,325	3,185,945
Zimvie, Inc. (a)	222	3,554
Zynex, Inc. (b)	2,460	19,631
		141,694,926
HEALTH CARE PROVIDERS & SERVICES — 3.4%
Acadia Healthcare Co., Inc. (a)	13,219	894,001
Addus HomeCare Corp. (a)	2,222	185,048
Amedisys, Inc. (a)	4,400	462,528
AmerisourceBergen Corp.	21,902	3,098,695
Security Description	Shares	Value
AMN Healthcare Services, Inc. (a) (b)	6,169	$ 676,801
Apollo Medical Holdings, Inc. (a) (b)	2,294	88,525
Cardinal Health, Inc.	42,738	2,233,915
Centene Corp. (a)	84,938	7,186,604
Chemed Corp.	2,239	1,050,964
Cigna Corp.	46,667	12,297,688
Community Health Systems, Inc. (a)	17,055	63,956
CorVel Corp. (a)	750	110,453
Covetrus, Inc. (a)	15,570	323,077
Cross Country Healthcare, Inc. (a)	4,811	100,213
CVS Health Corp.	189,535	17,562,313
DaVita, Inc. (a)	10,761	860,450
Elevance Health, Inc.	35,323	17,046,173
Encompass Health Corp.	14,846	832,118
Ensign Group, Inc.	7,479	549,482
Fulgent Genetics, Inc. (a) (b)	1,858	101,317
Hanger, Inc. (a)	5,421	77,629
HCA Healthcare, Inc.	34,506	5,799,078
HealthEquity, Inc. (a)	10,651	653,865
Henry Schein, Inc. (a)	20,561	1,577,851
Humana, Inc.	18,667	8,737,463
Joint Corp. (a)	1,942	29,732
Laboratory Corp. of America Holdings	14,181	3,323,459
LHC Group, Inc. (a)	4,434	690,551
McKesson Corp.	23,306	7,602,650
MEDNAX, Inc. (a)	12,756	268,004
ModivCare, Inc. (a)	1,869	157,931
Molina Healthcare, Inc. (a)	8,754	2,447,706
Option Care Health, Inc. (a)	17,758	493,495
Owens & Minor, Inc.	10,953	344,472
Patterson Cos., Inc.	12,986	393,476
Pennant Group, Inc. (a) (b)	3,870	49,575
Progyny, Inc. (a)	5,788	168,141
Quest Diagnostics, Inc.	19,507	2,594,041
R1 RCM, Inc. (a)	17,598	368,854
RadNet, Inc. (a)	5,503	95,092
Select Medical Holdings Corp.	15,930	376,267
Tenet Healthcare Corp. (a)	15,680	824,141
UnitedHealth Group, Inc.	138,343	71,057,115
Universal Health Services, Inc. Class B	11,258	1,133,793
US Physical Therapy, Inc. (b)	2,066	225,607
		175,214,309
HEALTH CARE TECHNOLOGY — 0.0% (e)
Allscripts Healthcare Solutions, Inc. (a) (b)	23,264	345,005
Computer Programs & Systems, Inc. (a)	1,939	61,990
HealthStream, Inc. (a)	4,916	106,726
NextGen Healthcare, Inc. (a)	8,100	141,264
OptimizeRx Corp. (a) (b)	2,581	70,694

See accompanying notes to financial statements.
97

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Simulations Plus, Inc. (b)	1,875	$ 92,494
		818,173
HOTELS, RESTAURANTS & LEISURE — 1.8%
BJ's Restaurants, Inc. (a)	4,322	93,701
Bloomin' Brands, Inc.	12,581	209,096
Booking Holdings, Inc. (a)	6,010	10,511,430
Boyd Gaming Corp.	11,815	587,796
Brinker International, Inc. (a) (b)	5,704	125,659
Caesars Entertainment, Inc. (a)	30,156	1,154,975
Carnival Corp. (a) (b)	109,999	951,492
Cheesecake Factory, Inc. (b)	6,140	162,219
Chipotle Mexican Grill, Inc. (a)	4,056	5,302,247
Choice Hotels International, Inc.	4,332	483,581
Churchill Downs, Inc.	5,118	980,251
Chuy's Holdings, Inc. (a) (b)	2,837	56,513
Cracker Barrel Old Country Store, Inc. (b)	3,708	309,581
Darden Restaurants, Inc.	18,903	2,138,308
Dave & Buster's Entertainment, Inc. (a)	5,126	168,030
Dine Brands Global, Inc. (b)	2,079	135,301
Domino's Pizza, Inc.	5,537	2,157,824
El Pollo Loco Holdings, Inc. (a)	2,686	26,430
Expedia Group, Inc. (a)	22,514	2,135,003
Golden Entertainment, Inc. (a)	2,928	115,803
Hilton Worldwide Holdings, Inc.	40,634	4,528,253
Jack in the Box, Inc. (b)	3,320	186,119
Las Vegas Sands Corp. (a)	48,305	1,622,565
Light & Wonder, Inc. Class A (a)	8,769	412,055
Marriott International, Inc. Class A	38,930	5,294,869
Marriott Vacations Worldwide Corp.	5,330	619,346
McDonald's Corp.	108,859	26,875,110
MGM Resorts International	57,996	1,678,984
Monarch Casino & Resort, Inc. (a)	2,191	128,546
Norwegian Cruise Line Holdings, Ltd. (a)	47,450	527,644
Papa John's International, Inc.	5,583	466,292
Penn National Gaming, Inc. (a)	21,841	664,403
Royal Caribbean Cruises, Ltd. (a)	33,335	1,163,725
Ruth's Hospitality Group, Inc.	5,028	81,755
Shake Shack, Inc. Class A (a)	4,813	190,017
Six Flags Entertainment Corp. (a)	10,974	238,136
Starbucks Corp.	171,370	13,090,954
Texas Roadhouse, Inc.	9,716	711,211
Travel + Leisure Co.	13,179	511,609
Wendy's Co.	26,564	501,528
Wingstop, Inc. (b)	4,452	332,876
Wyndham Hotels & Resorts, Inc.	13,840	909,565
Wynn Resorts, Ltd. (a) (b)	14,652	834,871
Security Description	Shares	Value
Yum! Brands, Inc.	43,971	$ 4,991,148
		94,366,821
HOUSEHOLD DURABLES — 0.4%
Cavco Industries, Inc. (a)	1,335	261,647
Century Communities, Inc.	2,877	129,379
D.R. Horton, Inc.	48,341	3,199,691
Ethan Allen Interiors, Inc. (b)	4,466	90,258
Garmin, Ltd.	21,850	2,146,762
Helen of Troy, Ltd. (a) (b)	3,870	628,527
Installed Building Products, Inc.	3,100	257,796
iRobot Corp. (a)	4,170	153,248
KB Home (b)	13,283	378,034
La-Z-Boy, Inc. (b)	6,903	163,670
Leggett & Platt, Inc.	19,400	670,852
Lennar Corp. Class A	39,965	2,820,330
LGI Homes, Inc. (a) (b)	2,426	210,819
M/I Homes, Inc. (a)	2,998	118,901
MDC Holdings, Inc.	8,324	268,948
Meritage Homes Corp. (a)	5,391	390,847
Mohawk Industries, Inc. (a)	8,853	1,098,569
Newell Brands, Inc.	56,266	1,071,305
NVR, Inc. (a)	449	1,797,859
PulteGroup, Inc.	38,672	1,532,571
Sonos, Inc. (a) (b)	18,699	337,330
Taylor Morrison Home Corp. (a)	18,935	442,322
Tempur Sealy International, Inc.	27,739	592,782
Toll Brothers, Inc.	17,065	761,099
TopBuild Corp. (a)	4,838	808,720
Tri Pointe Homes, Inc. (a)	18,902	318,877
Tupperware Brands Corp. (a) (b)	7,194	45,610
Universal Electronics, Inc. (a)	2,042	52,214
Whirlpool Corp.	9,228	1,429,140
		22,178,107
HOUSEHOLD PRODUCTS — 1.5%
Central Garden & Pet Co. (a) (b)	1,998	84,755
Central Garden & Pet Co. Class A (a)	5,955	238,259
Church & Dwight Co., Inc.	36,071	3,342,339
Clorox Co.	18,256	2,573,731
Colgate-Palmolive Co.	122,205	9,793,509
Energizer Holdings, Inc.	8,541	242,137
Kimberly-Clark Corp.	49,711	6,718,442
Procter & Gamble Co.	354,995	51,044,731
WD-40 Co. (b)	2,077	418,225
		74,456,128
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (e)
AES Corp.	98,197	2,063,119
INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	83,562	10,813,759
General Electric Co.	158,508	10,092,204

See accompanying notes to financial statements.
98

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Honeywell International, Inc.	100,622	$ 17,489,110
		38,395,073
INSURANCE — 2.4%
Aflac, Inc.	94,764	5,243,292
Alleghany Corp. (a)	2,149	1,790,332
Allstate Corp.	44,156	5,595,890
Ambac Financial Group, Inc. (a)	6,885	78,145
American Equity Investment Life Holding Co.	12,771	467,035
American Financial Group, Inc.	10,208	1,416,972
American International Group, Inc.	125,675	6,425,763
AMERISAFE, Inc.	2,579	134,134
Aon PLC Class A	33,303	8,981,153
Arthur J Gallagher & Co.	28,382	4,627,401
Assurant, Inc.	8,863	1,531,970
Assured Guaranty, Ltd.	11,870	662,227
Brighthouse Financial, Inc. (a)	13,007	533,547
Brown & Brown, Inc.	33,479	1,953,165
Chubb, Ltd.	62,393	12,265,216
Cincinnati Financial Corp.	22,262	2,648,733
CNO Financial Group, Inc.	20,390	368,855
eHealth, Inc. (a)	2,966	27,673
Employers Holdings, Inc.	5,046	211,377
Everest Re Group, Ltd.	6,098	1,709,147
First American Financial Corp.	15,607	825,922
Genworth Financial, Inc. Class A (a)	68,876	243,132
Globe Life, Inc.	14,137	1,377,933
Hanover Insurance Group, Inc.	5,444	796,185
Hartford Financial Services Group, Inc.	52,136	3,411,259
HCI Group, Inc. (b)	955	64,711
Horace Mann Educators Corp.	5,485	210,514
James River Group Holdings, Ltd.	4,596	113,889
Kemper Corp.	8,265	395,894
Kinsale Capital Group, Inc.	2,546	584,663
Lincoln National Corp.	26,431	1,236,178
Loews Corp.	33,699	1,997,003
Marsh & McLennan Cos., Inc.	74,266	11,529,797
Mercury General Corp.	3,962	175,517
MetLife, Inc.	107,414	6,744,525
Old Republic International Corp.	42,294	945,694
Palomar Holdings, Inc. (a)	2,761	177,808
Primerica, Inc.	6,013	719,696
Principal Financial Group, Inc.	37,165	2,482,250
ProAssurance Corp.	9,575	226,257
Progressive Corp.	85,617	9,954,689
Prudential Financial, Inc.	57,619	5,512,986
Reinsurance Group of America, Inc.	9,857	1,156,128
RenaissanceRe Holdings, Ltd.	6,655	1,040,642
RLI Corp.	6,025	702,455
Safety Insurance Group, Inc. (b)	2,467	239,546
Selective Insurance Group, Inc.	8,043	699,258
Security Description	Shares	Value
Selectquote, Inc. (a) (b)	7,356	$ 18,243
SiriusPoint, Ltd. (a)	12,415	67,289
Stewart Information Services Corp.	3,001	149,300
Travelers Cos., Inc.	36,868	6,235,485
Trupanion, Inc. (a) (b)	4,482	270,085
United Fire Group, Inc.	2,635	90,196
Universal Insurance Holdings, Inc.	5,011	65,293
Unum Group	30,528	1,038,563
Willis Towers Watson PLC	18,811	3,713,103
WR Berkley Corp.	31,185	2,128,688
		124,012,803
INTERACTIVE MEDIA & SERVICES — 4.8%
Actua Corp. (a)	1,285	64
Alphabet, Inc. Class A (a)	43,995	95,876,544
Alphabet, Inc. Class C (a)	40,748	89,134,213
Cars.com, Inc. (a) (b)	9,432	88,944
Match Group, Inc. (a)	40,376	2,813,803
Meta Platforms, Inc. Class A (a)	338,405	54,567,806
QuinStreet, Inc. (a)	6,961	70,028
TripAdvisor, Inc. (a)	14,444	257,103
Twitter, Inc. (a)	115,665	4,324,714
Yelp, Inc. (a)	8,240	228,825
Ziff Davis, Inc. (a) (b)	5,959	444,124
		247,806,168
INTERNET & DIRECT MARKETING RETAIL — 2.8%
Amazon.com, Inc. (a)	1,283,507	136,321,278
eBay, Inc.	95,177	3,966,026
Etsy, Inc. (a)	17,906	1,310,898
Liquidity Services, Inc. (a)	3,964	53,276
PetMed Express, Inc. (b)	2,610	51,939
Shutterstock, Inc. (b)	3,129	179,323
		141,882,740
IT SERVICES — 4.2%
Accenture PLC Class A	92,429	25,662,912
Akamai Technologies, Inc. (a)	24,165	2,206,989
Automatic Data Processing, Inc.	62,578	13,143,883
BM Technologies, Inc. (a)	11	65
Bread Financial Holdings, Inc.	6,199	229,735
Broadridge Financial Solutions, Inc.	16,939	2,414,654
Cognizant Technology Solutions Corp. Class A	78,038	5,266,785
Concentrix Corp.	6,232	845,309
CSG Systems International, Inc.	5,066	302,339
DXC Technology Co. (a)	37,980	1,151,174
EPAM Systems, Inc. (a)	8,232	2,426,629
Euronet Worldwide, Inc. (a)	7,702	774,744
EVERTEC, Inc.	8,898	328,158
ExlService Holdings, Inc. (a)	4,956	730,167
Fidelity National Information Services, Inc.	90,600	8,305,302
Fiserv, Inc. (a)	87,758	7,807,829
FleetCor Technologies, Inc. (a)	12,155	2,553,887

See accompanying notes to financial statements.
99

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Gartner, Inc. (a)	13,114	$ 3,171,359
Genpact, Ltd.	25,486	1,079,587
Global Payments, Inc.	42,503	4,702,532
Helios & Matheson Analytics, Inc. (a)	1	—
International Business Machines Corp.	129,305	18,256,573
Jack Henry & Associates, Inc.	11,314	2,036,746
Kyndryl Holdings, Inc. (a)	25,861	252,921
Mastercard, Inc. Class A	127,168	40,118,961
MAXIMUS, Inc.	9,263	579,030
Paychex, Inc.	46,629	5,309,644
PayPal Holdings, Inc. (a)	170,956	11,939,567
Perficient, Inc. (a)	4,815	441,487
Sabre Corp. (a) (b)	42,313	246,685
TTEC Holdings, Inc.	2,520	171,083
Unisys Corp. (a)	12,601	151,590
VeriSign, Inc. (a)	14,556	2,435,656
Visa, Inc. Class A	242,216	47,689,908
Western Union Co.	60,792	1,001,244
WEX, Inc. (a)	6,509	1,012,540
		214,747,674
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	11,569	756,381
Callaway Golf Co. (a) (b)	14,408	293,923
Hasbro, Inc.	19,108	1,564,563
Mattel, Inc. (a)	51,629	1,152,876
Polaris, Inc. (b)	8,603	854,106
Sturm Ruger & Co., Inc. (b)	2,549	162,244
Vista Outdoor, Inc. (a)	8,728	243,511
YETI Holdings, Inc. (a)	11,130	481,595
		5,509,199
LIFE SCIENCES TOOLS & SERVICES — 1.8%
Agilent Technologies, Inc.	44,523	5,287,997
Azenta, Inc.	11,020	794,542
Bio-Rad Laboratories, Inc. Class A (a)	2,900	1,435,500
Bio-Techne Corp.	5,755	1,994,913
Bruker Corp.	14,806	929,225
Charles River Laboratories International, Inc. (a)	7,471	1,598,570
Danaher Corp.	95,205	24,136,372
Illumina, Inc. (a)	23,161	4,269,962
IQVIA Holdings, Inc. (a)	27,864	6,046,209
Medpace Holdings, Inc. (a)	4,107	614,695
Mettler-Toledo International, Inc. (a)	3,442	3,954,066
NeoGenomics, Inc. (a)	17,929	146,121
PerkinElmer, Inc.	18,991	2,700,900
Repligen Corp. (a)	7,017	1,139,561
Sotera Health Co. (a) (b)	182	3,565
Syneos Health, Inc. (a)	16,090	1,153,331
Thermo Fisher Scientific, Inc.	58,004	31,512,413
Waters Corp. (a)	9,129	3,021,517
Security Description	Shares	Value
West Pharmaceutical Services, Inc.	10,814	$ 3,269,829
		94,009,288
MACHINERY — 1.8%
AGCO Corp.	9,054	893,630
Alamo Group, Inc.	1,508	175,576
Albany International Corp. Class A	4,628	364,640
Astec Industries, Inc.	2,797	114,062
Barnes Group, Inc.	7,362	229,253
Caterpillar, Inc.	78,641	14,057,865
Chart Industries, Inc. (a) (b)	5,119	856,818
CIRCOR International, Inc. (a)	2,509	41,123
Crane Holdings Co.	7,294	638,663
Cummins, Inc.	21,581	4,176,571
Deere & Co.	41,301	12,368,410
Donaldson Co., Inc.	18,625	896,608
Dover Corp.	21,206	2,572,712
Enerpac Tool Group Corp. (b)	9,488	180,462
EnPro Industries, Inc.	2,989	244,889
Esab Corp.	5,095	222,906
ESCO Technologies, Inc. (b)	3,912	267,463
Federal Signal Corp.	9,005	320,578
Flowserve Corp.	19,902	569,794
Fortive Corp.	49,579	2,696,106
Franklin Electric Co., Inc.	5,849	428,498
Graco, Inc.	24,751	1,470,457
Greenbrier Cos., Inc.	4,858	174,839
Hillenbrand, Inc.	11,109	455,025
IDEX Corp.	11,230	2,039,705
Illinois Tool Works, Inc.	42,088	7,670,538
Ingersoll Rand, Inc.	53,372	2,245,894
ITT, Inc.	12,943	870,287
John Bean Technologies Corp.	4,688	517,649
Kennametal, Inc.	12,479	289,887
Lincoln Electric Holdings, Inc.	8,794	1,084,828
Lindsay Corp.	1,667	221,411
Meritor, Inc. (a)	10,905	396,179
Middleby Corp. (a)	8,384	1,051,018
Mueller Industries, Inc.	8,868	472,576
Nordson Corp.	7,301	1,478,014
Oshkosh Corp.	10,246	841,606
Otis Worldwide Corp.	59,543	4,207,904
PACCAR, Inc.	50,495	4,157,758
Parker-Hannifin Corp.	18,967	4,666,830
Pentair PLC	24,635	1,127,544
Proto Labs, Inc. (a)	4,000	191,360
Snap-on, Inc.	8,034	1,582,939
SPX Corp. (a) (b)	6,717	354,926
Standex International Corp.	2,248	190,585
Stanley Black & Decker, Inc.	23,291	2,442,294
Tennant Co.	2,539	150,436
Terex Corp.	10,883	297,868
Timken Co.	10,232	542,808
Titan International, Inc. (a)	9,660	145,866
Toro Co.	15,844	1,200,817

See accompanying notes to financial statements.
100

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Trinity Industries, Inc.	12,477	$ 302,193
Wabash National Corp. (b)	8,490	115,294
Watts Water Technologies, Inc. Class A	4,178	513,226
Westinghouse Air Brake Technologies Corp.	26,217	2,151,891
Xylem, Inc.	26,319	2,057,619
		89,996,698
MARINE — 0.0% (e)
Kirby Corp. (a)	8,024	488,180
Matson, Inc.	6,477	472,044
		960,224
MEDIA — 0.9%
AMC Networks, Inc. Class A (a) (b)	3,999	116,451
Cable One, Inc.	776	1,000,512
Charter Communications, Inc. Class A (a)	17,833	8,355,296
Comcast Corp. Class A	666,276	26,144,670
DISH Network Corp. Class A (a)	36,936	662,262
EW Scripps Co. Class A (a)	10,011	124,837
Fox Corp. Class A	48,958	1,574,489
Fox Corp. Class B	22,491	667,983
Gannett Co., Inc. (a)	13,968	40,507
Interpublic Group of Cos., Inc.	57,795	1,591,096
John Wiley & Sons, Inc. Class A	6,499	310,392
Loyalty Ventures, Inc. (a)	2,447	8,736
New York Times Co. Class A	20,936	584,114
News Corp. Class A	57,960	903,017
News Corp. Class B	17,993	285,909
Omnicom Group, Inc.	31,280	1,989,721
Paramount Global Class B (b)	82,626	2,039,210
Scholastic Corp. (b)	5,002	179,922
Taptica International, Ltd. (a)	1,016	4,321
TechTarget, Inc. (a) (b)	3,649	239,812
TEGNA, Inc.	32,611	683,853
Thryv Holdings, Inc. (a)	2,459	55,057
		47,562,167
METALS & MINING — 0.6%
Alcoa Corp.	24,836	1,132,025
Allegheny Technologies, Inc. (a)	19,228	436,668
Arconic Corp. (a)	14,553	408,212
Carpenter Technology Corp. (b)	7,497	209,241
Century Aluminum Co. (a) (b)	7,582	55,879
Cleveland-Cliffs, Inc. (a)	72,542	1,114,971
Commercial Metals Co.	17,791	588,882
Compass Minerals International, Inc. (b)	5,072	179,498
Ferroglobe PLC (a) (f)	929	—
Freeport-McMoRan, Inc.	212,816	6,226,996
Haynes International, Inc.	2,424	79,435
Kaiser Aluminum Corp. (b)	2,549	201,600
Materion Corp.	2,603	191,919
Newmont Corp.	117,416	7,006,213
Nucor Corp.	43,864	4,579,840
Security Description	Shares	Value
Olympic Steel, Inc.	2,376	$ 61,182
Reliance Steel & Aluminum Co.	9,360	1,589,890
Royal Gold, Inc.	9,554	1,020,176
Steel Dynamics, Inc.	29,489	1,950,697
SunCoke Energy, Inc.	4,216	28,711
TimkenSteel Corp. (a) (b)	2,798	52,351
United States Steel Corp. (b)	31,334	561,192
Warrior Met Coal, Inc.	5,423	165,998
Worthington Industries, Inc. (b)	5,322	234,700
		28,076,276
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.0% (e)
Apollo Commercial Real Estate Finance, Inc. REIT (b)	17,852	186,375
ARMOUR Residential REIT, Inc. (b)	8,517	59,960
Ellington Financial, Inc. REIT (b)	6,475	94,988
Franklin BSP Realty Trust, Inc. REIT	4,931	66,470
Granite Point Mortgage Trust, Inc. REIT	6,941	66,425
Invesco Mortgage Capital, Inc. (b)	2,548	37,406
KKR Real Estate Finance Trust, Inc. REIT (b)	5,604	97,790
New York Mortgage Trust, Inc. REIT	48,859	134,851
PennyMac Mortgage Investment Trust REIT (b)	15,027	207,823
Ready Capital Corp. REIT (b)	9,046	107,828
Redwood Trust, Inc. REIT (b)	16,930	130,530
Two Harbors Investment Corp. REIT	40,721	202,791
		1,393,237
MULTI-UTILITIES — 0.9%
Ameren Corp.	36,274	3,277,719
Avista Corp.	10,301	448,196
Black Hills Corp.	9,060	659,296
CenterPoint Energy, Inc.	96,121	2,843,259
CMS Energy Corp.	41,747	2,817,922
Consolidated Edison, Inc.	50,518	4,804,262
Dominion Energy, Inc.	116,060	9,262,749
DTE Energy Co.	28,241	3,579,547
NiSource, Inc.	56,817	1,675,533
NorthWestern Corp. (b)	7,726	455,293
Public Service Enterprise Group, Inc.	73,940	4,678,923
Sempra Energy	46,680	7,014,604
Unitil Corp. (b)	2,156	126,600
WEC Energy Group, Inc.	45,976	4,627,025
		46,270,928
MULTILINE RETAIL — 0.5%
Big Lots, Inc. (b)	5,549	116,363
Dollar General Corp.	33,808	8,297,836
Dollar Tree, Inc. (a)	34,175	5,326,174

See accompanying notes to financial statements.
101

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Kohl's Corp. (b)	23,267	$ 830,399
Macy's, Inc.	46,113	844,790
Nordstrom, Inc.	16,026	338,629
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	7,896	463,890
Target Corp.	72,148	10,189,462
		26,407,543
OIL, GAS & CONSUMABLE FUELS — 4.0%
Antero Midstream Corp.	43,077	389,847
APA Corp.	55,879	1,950,177
Battalion Oil Corp. (a)	52	444
Callon Petroleum Co. (a) (b)	6,176	242,099
Chevron Corp.	289,182	41,867,770
Civitas Resources, Inc.	12,712	664,710
CNX Resources Corp. (a)	33,079	544,480
ConocoPhillips	190,397	17,099,555
CONSOL Energy, Inc. (a)	5,033	248,530
Coterra Energy, Inc.	122,187	3,151,203
Devon Energy Corp.	89,482	4,931,353
Diamondback Energy, Inc.	25,397	3,076,847
Dorian LPG, Ltd.	5,093	77,414
DTE Midstream LLC	13,979	685,251
EOG Resources, Inc.	85,131	9,401,868
EQT Corp.	43,096	1,482,502
Equitrans Midstream Corp.	59,254	376,855
Exxon Mobil Corp.	617,144	52,852,212
Green Plains, Inc. (a) (b)	7,525	204,454
Hess Corp.	39,239	4,156,980
HF Sinclair Corp.	22,282	1,006,255
Kinder Morgan, Inc.	284,251	4,764,047
Laredo Petroleum, Inc. (a)	1,697	116,991
Marathon Oil Corp.	118,810	2,670,849
Marathon Petroleum Corp.	79,579	6,542,190
Matador Resources Co.	15,839	737,939
Murphy Oil Corp.	21,817	658,655
Occidental Petroleum Corp.	131,758	7,757,911
ONEOK, Inc.	63,164	3,505,602
Par Pacific Holdings, Inc. (a)	7,525	117,315
PBF Energy, Inc. Class A (a)	17,168	498,215
PDC Energy, Inc.	14,542	895,933
Phillips 66	69,751	5,718,884
Pioneer Natural Resources Co.	34,441	7,683,098
Range Resources Corp. (a)	39,568	979,308
Ranger Oil Corp. Class A (a)	2,466	81,057
REX American Resources Corp. (a)	142	12,042
SM Energy Co.	17,508	598,599
Southwestern Energy Co. (a)	99,932	624,575
Talos Energy, Inc. (a)	3,279	50,726
Targa Resources Corp.	33,190	1,980,447
Valero Energy Corp.	59,487	6,322,278
Williams Cos., Inc.	177,129	5,528,196
World Fuel Services Corp.	9,268	189,623
		202,445,286
Security Description	Shares	Value
PAPER & FOREST PRODUCTS — 0.0% (e)
Clearwater Paper Corp. (a)	2,458	$ 82,662
Glatfelter Corp.	7,495	51,566
Louisiana-Pacific Corp.	15,908	833,738
Mercer International, Inc.	5,403	71,049
Neenah, Inc. (b)	2,547	86,955
Sylvamo Corp.	5,141	168,008
		1,293,978
PERSONAL PRODUCTS — 0.2%
BellRing Brands, Inc. (a) (b)	11,580	288,226
Coty, Inc. Class A (a)	41,965	336,140
Edgewell Personal Care Co. (b)	8,242	284,514
elf Beauty, Inc. (a)	5,699	174,845
Estee Lauder Cos., Inc. Class A	33,130	8,437,217
Inter Parfums, Inc.	2,527	184,623
Medifast, Inc.	1,764	318,420
Nu Skin Enterprises, Inc. Class A	7,520	325,616
USANA Health Sciences, Inc. (a)	1,843	133,359
		10,482,960
PHARMACEUTICALS — 4.5%
Amphastar Pharmaceuticals, Inc. (a)	5,108	177,707
ANI Pharmaceuticals, Inc. (a) (b)	491	14,568
Bristol-Myers Squibb Co.	313,363	24,128,951
Cara Therapeutics, Inc. (a) (b)	6,198	56,588
Catalent, Inc. (a)	24,448	2,623,026
Collegium Pharmaceutical, Inc. (a) (b)	660	11,695
Corcept Therapeutics, Inc. (a) (b)	15,398	366,164
Eli Lilly & Co.	115,887	37,574,042
Harmony Biosciences Holdings, Inc. (a) (b)	3,285	160,210
Innoviva, Inc. (a) (b)	9,065	133,799
Jazz Pharmaceuticals PLC (a)	8,328	1,299,251
Johnson & Johnson	384,309	68,218,691
Merck & Co., Inc.	369,128	33,653,400
Nektar Therapeutics (a) (b)	27,965	106,267
Organon & Co.	36,952	1,247,130
Pacira BioSciences, Inc. (a)	6,534	380,932
Perrigo Co. PLC	20,465	830,265
Pfizer, Inc.	822,851	43,142,078
Phibro Animal Health Corp. Class A	2,617	50,063
Prestige Consumer Healthcare, Inc. (a)	7,718	453,818
Supernus Pharmaceuticals, Inc. (a)	7,690	222,395
Viatris, Inc.	176,165	1,844,448
Zoetis, Inc.	69,523	11,950,309
		228,645,797

See accompanying notes to financial statements.
102

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
PROFESSIONAL SERVICES — 0.4%
ASGN, Inc. (a)	7,496	$ 676,514
CACI International, Inc. Class A (a)	3,851	1,085,135
Equifax, Inc.	17,702	3,235,571
Exponent, Inc.	7,544	690,050
Forrester Research, Inc. (a)	2,308	110,415
FTI Consulting, Inc. (a) (b)	4,802	868,442
Heidrick & Struggles International, Inc.	2,761	89,346
Insperity, Inc.	5,144	513,525
Jacobs Engineering Group, Inc.	19,331	2,457,550
KBR, Inc.	21,009	1,016,625
Kelly Services, Inc. Class A	4,970	98,555
Korn Ferry	7,946	461,027
Leidos Holdings, Inc.	19,852	1,999,295
ManpowerGroup, Inc.	8,652	661,099
ManTech International Corp. Class A	3,112	297,040
Nielsen Holdings PLC	53,045	1,231,705
Resources Connection, Inc.	4,902	99,854
Robert Half International, Inc.	16,907	1,266,165
Science Applications International Corp.	8,258	768,820
TrueBlue, Inc. (a)	6,894	123,403
Verisk Analytics, Inc.	23,798	4,119,196
		21,869,332
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Anywhere Real Estate, Inc. (a)	18,709	183,909
CBRE Group, Inc. Class A (a)	48,833	3,594,597
Douglas Elliman, Inc.	8,857	42,425
Jones Lang LaSalle, Inc. (a)	7,537	1,317,920
Marcus & Millichap, Inc.	3,553	131,425
RE/MAX Holdings, Inc. Class A	2,799	68,632
St. Joe Co.	4,603	182,095
		5,521,003
ROAD & RAIL — 1.0%
ArcBest Corp.	4,154	292,317
Avis Budget Group, Inc. (a)	7,595	1,117,073
CSX Corp.	334,791	9,729,026
Heartland Express, Inc.	7,609	105,841
JB Hunt Transport Services, Inc.	12,523	1,971,997
Knight-Swift Transportation Holdings, Inc.	25,675	1,188,496
Landstar System, Inc.	5,814	845,472
Marten Transport, Ltd.	8,070	135,737
Norfolk Southern Corp.	36,946	8,397,456
Old Dominion Freight Line, Inc.	13,903	3,563,061
Ryder System, Inc.	8,010	569,191
Saia, Inc. (a)	3,912	735,456
Union Pacific Corp.	93,321	19,903,503
Werner Enterprises, Inc.	7,980	307,549
XPO Logistics, Inc. (a)	13,808	664,993
		49,527,168
Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.0%
Advanced Micro Devices, Inc. (a)	237,364	$ 18,151,225
Alpha & Omega Semiconductor, Ltd. (a) (b)	3,115	103,854
Amkor Technology, Inc.	15,503	262,776
Analog Devices, Inc.	78,757	11,505,610
Applied Materials, Inc.	133,500	12,145,830
Axcelis Technologies, Inc. (a)	3,000	164,520
Broadcom, Inc.	60,759	29,517,330
CEVA, Inc. (a)	3,035	101,855
Cirrus Logic, Inc. (a)	8,609	624,497
CMC Materials, Inc.	4,326	754,844
Cohu, Inc. (a) (b)	5,902	163,780
Diodes, Inc. (a)	5,309	342,802
Enphase Energy, Inc. (a)	18,622	3,635,759
First Solar, Inc. (a)	12,878	877,378
FormFactor, Inc. (a)	11,384	440,902
Ichor Holdings, Ltd. (a)	2,611	67,834
Intel Corp.	599,191	22,415,735
KLA Corp.	22,510	7,182,491
Kulicke & Soffa Industries, Inc. (b)	9,258	396,335
Lam Research Corp.	20,574	8,767,610
Lattice Semiconductor Corp. (a)	19,885	964,422
MaxLinear, Inc. (a)	10,289	349,620
Microchip Technology, Inc.	77,594	4,506,660
Micron Technology, Inc.	163,062	9,014,067
MKS Instruments, Inc.	7,786	799,077
Monolithic Power Systems, Inc.	6,089	2,338,420
NVIDIA Corp.	365,960	55,475,876
NXP Semiconductors NV	40,185	5,948,586
ON Semiconductor Corp. (a)	63,954	3,217,526
Onto Innovation, Inc. (a)	6,710	467,955
PDF Solutions, Inc. (a)	4,623	99,441
Photronics, Inc. (a)	9,755	190,027
Power Integrations, Inc.	7,360	552,074
Qorvo, Inc. (a)	16,579	1,563,731
QUALCOMM, Inc.	164,998	21,076,844
Rambus, Inc. (a)	17,643	379,148
Semtech Corp. (a)	9,560	525,513
Silicon Laboratories, Inc. (a)	6,544	917,600
SiTime Corp. (a)	2,159	351,982
Skyworks Solutions, Inc.	24,228	2,244,482
SMART Global Holdings, Inc. (a) (b)	4,337	70,997
SolarEdge Technologies, Inc. (a)	7,388	2,021,948
SunPower Corp. (a) (b)	12,144	191,997
Synaptics, Inc. (a)	5,147	607,603
Teradyne, Inc. (b)	24,252	2,171,767
Texas Instruments, Inc.	134,001	20,589,254
Ultra Clean Holdings, Inc. (a)	5,443	162,038
Universal Display Corp.	6,400	647,296
Veeco Instruments, Inc. (a)	7,255	140,747

See accompanying notes to financial statements.
103

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Wolfspeed, Inc. (a)	15,758	$ 999,845
		256,209,510
SOFTWARE — 8.5%
8x8, Inc. (a)	15,575	80,211
A10 Networks, Inc.	8,796	126,486
ACI Worldwide, Inc. (a)	17,410	450,745
Adobe, Inc. (a)	69,557	25,462,035
Agilysys, Inc. (a)	2,656	125,549
Alarm.com Holdings, Inc. (a)	6,146	380,192
ANSYS, Inc. (a)	12,607	3,016,729
Aspen Technology, Inc. (a)	4,129	758,415
Autodesk, Inc. (a)	32,277	5,550,353
Blackbaud, Inc. (a) (b)	7,449	432,563
Cadence Design Systems, Inc. (a)	40,612	6,093,018
CDK Global, Inc.	18,130	992,980
Cerence, Inc. (a) (b)	5,578	140,733
Ceridian HCM Holding, Inc. (a)	19,450	915,706
Citrix Systems, Inc. (a)	16,938	1,645,865
CommVault Systems, Inc. (a)	7,282	458,038
Consensus Cloud Solutions, Inc. (a)	1,986	86,748
Digital Turbine, Inc. (a)	11,501	200,922
Ebix, Inc. (b)	4,234	71,555
Envestnet, Inc. (a)	7,984	421,316
Fair Isaac Corp. (a)	4,278	1,715,050
Fortinet, Inc. (a)	98,475	5,571,716
InterDigital, Inc.	4,474	272,019
Intuit, Inc.	41,442	15,973,405
LivePerson, Inc. (a)	9,213	130,272
LiveRamp Holdings, Inc. (a)	9,880	255,003
Manhattan Associates, Inc. (a)	9,287	1,064,290
Microsoft Corp.	1,100,211	282,567,191
NCR Corp. (a)	19,350	601,979
NortonLifeLock, Inc.	86,688	1,903,669
OneSpan, Inc. (a)	5,001	59,512
Oracle Corp.	239,173	16,711,018
Paycom Software, Inc. (a)	7,055	1,976,247
Paylocity Holding Corp. (a)	5,528	964,194
Progress Software Corp.	6,961	315,333
PTC, Inc. (a)	15,601	1,659,010
Qualys, Inc. (a)	4,915	619,978
Roper Technologies, Inc.	15,363	6,063,008
SailPoint Technologies Holding, Inc. (a)	13,428	841,667
Salesforce, Inc. (a)	143,707	23,717,403
ServiceNow, Inc. (a)	29,533	14,043,532
SPS Commerce, Inc. (a)	5,070	573,164
Synopsys, Inc. (a)	22,240	6,754,288
Teradata Corp. (a)	15,870	587,349
Tyler Technologies, Inc. (a)	5,863	1,949,330
Vonage Holdings Corp. (a) (b)	34,826	656,122
Xperi Holding Corp.	14,022	202,337
		435,158,245
Security Description	Shares	Value
SPECIALTY RETAIL — 2.2%
Aaron's Co., Inc.	5,734	$ 83,430
Abercrombie & Fitch Co. Class A (a) (b)	7,672	129,810
Academy Sports & Outdoors, Inc. (b)	12,916	459,035
Advance Auto Parts, Inc.	9,927	1,718,264
American Eagle Outfitters, Inc. (b)	23,012	257,274
America's Car-Mart, Inc. (a)	900	90,540
Asbury Automotive Group, Inc. (a) (b)	2,910	492,779
AutoNation, Inc. (a)	8,543	954,766
AutoZone, Inc. (a)	3,021	6,492,492
Bath & Body Works, Inc.	35,187	947,234
Bed Bath & Beyond, Inc. (a) (b)	18,464	91,766
Best Buy Co., Inc.	33,509	2,184,452
Boot Barn Holdings, Inc. (a)	2,767	190,674
Buckle, Inc. (b)	4,265	118,098
Caleres, Inc.	7,435	195,094
CarMax, Inc. (a) (b)	24,340	2,202,283
Cato Corp. Class A	5,198	60,349
Chico's FAS, Inc. (a) (b)	34,151	169,730
Children's Place, Inc. (a)	2,636	102,593
Conn's, Inc. (a) (b)	2,795	22,416
Designer Brands, Inc. Class A (b)	12,203	159,371
Dick's Sporting Goods, Inc. (b)	9,560	720,537
Five Below, Inc. (a)	8,013	908,915
Foot Locker, Inc.	15,079	380,745
GameStop Corp. Class A (a) (b)	8,427	1,030,622
Gap, Inc. (b)	30,781	253,635
Genesco, Inc. (a)	2,132	106,408
Group 1 Automotive, Inc.	2,547	432,481
Guess?, Inc. (b)	5,561	94,815
Haverty Furniture Cos., Inc. (b)	2,554	59,202
Hibbett, Inc. (b)	2,453	107,221
Home Depot, Inc.	152,067	41,707,416
Lithia Motors, Inc.	4,175	1,147,332
LL Flooring Holdings, Inc. (a) (b)	4,321	40,488
Lowe's Cos., Inc.	98,669	17,234,514
MarineMax, Inc. (a) (b)	2,687	97,054
Monro, Inc.	5,176	221,947
Murphy USA, Inc.	3,661	852,537
National Vision Holdings, Inc. (a)	12,206	335,665
ODP Corp. (a)	6,615	200,038
O'Reilly Automotive, Inc. (a)	10,000	6,317,600
Rent-A-Center, Inc. (b)	5,738	111,604
RH (a)	2,320	492,443
Ross Stores, Inc.	52,173	3,664,110
Sally Beauty Holdings, Inc. (a) (b)	19,754	235,468
Shoe Carnival, Inc.	3,853	83,263
Signet Jewelers, Ltd. (b)	7,745	414,048
Sleep Number Corp. (a) (b)	4,176	129,247
Sonic Automotive, Inc. Class A	3,560	130,403

See accompanying notes to financial statements.
104

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
TJX Cos., Inc.	175,603	$ 9,807,428
Tractor Supply Co.	17,324	3,358,257
Ulta Beauty, Inc. (a)	8,251	3,180,595
Urban Outfitters, Inc. (a)	9,899	184,715
Victoria's Secret & Co. (a)	11,560	323,333
Williams-Sonoma, Inc. (b)	11,280	1,251,516
Zumiez, Inc. (a) (b)	2,943	76,518
		112,814,570
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.3%
3D Systems Corp. (a) (b)	20,048	194,465
Apple, Inc.	2,263,007	309,398,317
Corsair Gaming, Inc. (a)	4,760	62,499
Diebold Nixdorf, Inc. (a) (b)	12,204	27,703
Hewlett Packard Enterprise Co.	188,182	2,495,293
HP, Inc.	155,048	5,082,473
NetApp, Inc.	33,167	2,163,815
Seagate Technology Holdings PLC	29,363	2,097,693
Western Digital Corp. (a)	45,161	2,024,568
Xerox Holdings Corp.	23,889	354,752
		323,901,578
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Capri Holdings, Ltd. (a)	22,420	919,444
Carter's, Inc. (b)	6,651	468,763
Columbia Sportswear Co.	4,692	335,853
Crocs, Inc. (a)	9,929	483,244
Deckers Outdoor Corp. (a)	4,188	1,069,406
Fossil Group, Inc. (a) (b)	9,579	49,523
G-III Apparel Group, Ltd. (a)	7,454	150,794
Hanesbrands, Inc. (b)	50,743	522,146
Kontoor Brands, Inc. (b)	6,947	231,821
Movado Group, Inc.	2,527	78,160
NIKE, Inc. Class B	186,449	19,055,088
Oxford Industries, Inc.	2,527	224,246
PVH Corp.	10,639	605,359
Ralph Lauren Corp.	7,319	656,148
Skechers U.S.A., Inc. Class A (a)	18,732	666,485
Steven Madden, Ltd.	11,500	370,415
Tapestry, Inc.	41,131	1,255,318
Under Armour, Inc. Class A (a)	29,378	244,719
Under Armour, Inc. Class C (a)	29,127	220,783
Unifi, Inc. (a)	2,524	35,488
VF Corp.	46,747	2,064,815
Wolverine World Wide, Inc. (b)	11,963	241,174
		29,949,192
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a)	8,024	287,661
Capitol Federal Financial, Inc.	19,289	177,073
Essent Group, Ltd.	15,187	590,774
Flagstar Bancorp, Inc.	7,453	264,209
MGIC Investment Corp.	50,188	632,369
Mr Cooper Group, Inc. (a)	10,743	394,698
Security Description	Shares	Value
New York Community Bancorp, Inc. (b)	69,846	$ 637,694
NMI Holdings, Inc. Class A (a)	8,425	140,276
Northfield Bancorp, Inc.	7,713	100,500
Northwest Bancshares, Inc.	16,194	207,283
Provident Financial Services, Inc.	10,430	232,172
TrustCo Bank Corp.	2,911	89,775
Walker & Dunlop, Inc.	4,328	416,960
WSFS Financial Corp.	7,358	294,982
		4,466,426
TOBACCO — 0.7%
Altria Group, Inc.	271,487	11,340,012
Philip Morris International, Inc.	227,311	22,444,688
Universal Corp. (b)	2,312	139,876
Vector Group, Ltd.	17,793	186,827
		34,111,403
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	5,865	564,037
Boise Cascade Co.	5,492	326,719
DXP Enterprises, Inc. (a)	2,340	71,674
Fastenal Co.	83,728	4,179,702
GATX Corp.	5,052	475,696
GMS, Inc. (a)	5,273	234,649
MSC Industrial Direct Co., Inc. Class A	6,836	513,452
NOW, Inc. (a)	9,643	94,309
United Rentals, Inc. (a)	10,724	2,604,967
Univar Solutions, Inc. (a)	25,928	644,829
Veritiv Corp. (a)	2,402	260,737
W.W. Grainger, Inc.	6,558	2,980,152
Watsco, Inc.	4,822	1,151,590
WESCO International, Inc. (a)	2	214
		14,102,727
WATER UTILITIES — 0.1%
American States Water Co.	5,287	430,943
American Water Works Co., Inc.	26,439	3,933,330
California Water Service Group	7,480	415,514
Essential Utilities, Inc.	32,588	1,494,160
Middlesex Water Co. (b)	2,517	220,691
		6,494,638
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
ESC NII Holdings, Inc. (b)	11,225	1,459
Gogo, Inc. (a)	9,886	160,054
Shenandoah Telecommunications Co.	7,366	163,525
Telephone & Data Systems, Inc.	15,597	246,277
T-Mobile US, Inc. (a)	85,339	11,481,509
		12,052,824
TOTAL COMMON STOCKS (Cost $4,625,912,394)		5,103,849,033

See accompanying notes to financial statements.
105

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
PREFERRED STOCKS — 0.0% (e)
MEDIA — 0.0% (e)
Liberty Broadband Corp. 7.00% (Cost $14)(a)	1	$ 26
TRADING COMPANIES & DISTRIBUTORS — 0.0% (e)
WESCO International, Inc. 10.63% (Cost $150)(a)	7	192
TOTAL PREFERRED STOCKS (Cost $164)		218
RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Progenic Pharmaceuticals, Inc. (CVR) (a)	11,119	475
TOTAL RIGHTS (Cost $0)		475
WARRANTS — 0.0% (e)
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Nabors Industries, Ltd. (expiring 06/11/26) (a) (b)	318	10,170
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Battalion Oil Corp. (expiring 10/08/22)	310	—
Battalion Oil Corp. (expiring 10/08/22)	248	—
Battalion Oil Corp. (expiring 10/08/22)	398	—
		—
TOTAL WARRANTS (Cost $0)		10,170
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (g) (h)	8,667,918	$ 8,667,051
State Street Navigator Securities Lending Portfolio II (d) (i)	23,177,441	23,177,441
TOTAL SHORT-TERM INVESTMENTS (Cost $31,844,638)		31,844,492
TOTAL INVESTMENTS — 100.4% (Cost $4,657,757,196)		5,135,704,388
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(18,615,902)
NET ASSETS — 100.0%		$ 5,117,088,486
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2022, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2022.
(i)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At June 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	59	09/16/2022	$11,034,061	$11,179,025	$144,964

During the period ended June 30, 2022, average notional value related to futures contracts was $9,168,294.
See accompanying notes to financial statements.
106

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,103,847,510	$1,523	$ 0(a)	$5,103,849,033
Preferred Stocks	218	—	—	218
Rights	—	475	—	475
Warrants	10,170	0(b)	—	10,170
Short-Term Investments	31,844,492	—	—	31,844,492
TOTAL INVESTMENTS	$5,135,702,390	$1,998	$ 0	$5,135,704,388
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(c)	$ 144,964	$ —	$—	$ 144,964
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 144,964	$ —	$—	$ 144,964
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$5,135,847,354	$1,998	$ 0	$5,135,849,352
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2022.
(b)	Fund held a Level 2 security that was valued at $0 at June 30, 2022.
(c)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Corp.	46,054	$ 3,789,323	$ 810,629	$ 303,534	$33,235	$(1,149,499)	51,584	$ 3,180,154	$ 113,335
State Street Institutional Liquid Reserves Fund, Premier Class	4,034,075	4,035,285	142,870,178	138,234,981	(2,999)	(432)	8,667,918	8,667,051	35,850
State Street Navigator Securities Lending Portfolio II	13,049,882	13,049,882	241,546,342	231,418,783	—	—	23,177,441	23,177,441	60,509
Total		$20,874,490	$385,227,149	$369,957,298	$30,236	$(1,149,931)		$35,024,646	$209,694
See accompanying notes to financial statements.
107

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 99.9%
AAR Corp. (a)	878,622	$ 36,761,544
Aerojet Rocketdyne Holdings, Inc. (a) (b)	1,103,579	44,805,307
AeroVironment, Inc. (a)	487,121	40,041,346
Archer Aviation, Inc. Class A (a) (b)	4,756,238	14,649,213
Astra Space, Inc. (a) (b) (c)	13,319,101	17,314,831
Axon Enterprise, Inc. (a)	456,939	42,573,007
Boeing Co. (a)	347,235	47,473,969
BWX Technologies, Inc.	830,490	45,751,694
Curtiss-Wright Corp. (b)	320,069	42,268,312
Ducommun, Inc. (a) (b)	101,888	4,385,260
General Dynamics Corp.	196,317	43,435,136
HEICO Corp. (b)	313,114	41,055,508
Hexcel Corp.	798,317	41,759,962
Howmet Aerospace, Inc.	1,297,797	40,815,716
Huntington Ingalls Industries, Inc.	208,023	45,311,570
Kaman Corp.	504,661	15,770,656
Kratos Defense & Security Solutions, Inc. (a)	2,879,478	39,967,155
L3Harris Technologies, Inc.	183,420	44,332,614
Lockheed Martin Corp.	102,509	44,074,770
Maxar Technologies, Inc.	1,629,077	42,502,619
Mercury Systems, Inc. (a)	717,292	46,143,394
Moog, Inc. Class A	331,171	26,291,666
National Presto Industries, Inc.	111,245	7,302,122
Northrop Grumman Corp.	95,075	45,500,043
Parsons Corp. (a)	1,000,111	40,424,487
Raytheon Technologies Corp.	461,820	44,385,520
Rocket Lab USA, Inc. (a) (b)	10,450,017	39,605,564
Spirit AeroSystems Holdings, Inc. Class A	1,470,947	43,098,747
Textron, Inc.	700,653	42,788,879
TransDigm Group, Inc. (a)	75,887	40,726,276
Triumph Group, Inc. (a)	2,108,430	28,021,035
Vectrus, Inc. (a)	144,376	4,830,821
Virgin Galactic Holdings, Inc. (a) (b)	6,988,758	42,072,323
Security Description	Shares	Value
Woodward, Inc.	457,743	$ 42,336,650
TOTAL COMMON STOCKS (Cost $1,499,100,122)		1,228,577,716
SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (d) (e)	1,151,407	1,151,292
State Street Navigator Securities Lending Portfolio II (f) (g)	44,046,656	44,046,656
TOTAL SHORT-TERM INVESTMENTS (Cost $45,197,917)		45,197,948
TOTAL INVESTMENTS — 103.6% (Cost $1,544,298,039)		1,273,775,664
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(43,899,520)
NET ASSETS — 100.0%		$ 1,229,876,144
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,228,577,716	$—	$—	$1,228,577,716
Short-Term Investments	45,197,948	—	—	45,197,948
TOTAL INVESTMENTS	$1,273,775,664	$—	$—	$1,273,775,664
See accompanying notes to financial statements.
108

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
Astra Space, Inc.	—	$ —	$ 97,468,567	$ 11,452,481	$(8,717,757)	$(59,983,498)	13,319,101	$17,314,831	$ —
State Street Institutional Liquid Reserves Fund, Premier Class	2,353,875	2,354,581	32,010,607	33,213,792	(135)	31	1,151,407	1,151,292	3,216
State Street Navigator Securities Lending Portfolio II	2,610,218	2,610,218	479,116,278	437,679,840	—	—	44,046,656	44,046,656	423,976
Total		$4,964,799	$608,595,452	$ 482,346,113	$(8,717,892)	$(59,983,467)		$62,512,779	$427,192
See accompanying notes to financial statements.
109

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BANKS — 80.9%
Ameris Bancorp	551,132	$ 22,144,484
Associated Banc-Corp.	1,314,764	24,007,591
Atlantic Union Bankshares Corp.	289,128	9,807,222
Bank of America Corp.	760,639	23,678,692
Bank of Hawaii Corp.	233,020	17,336,688
Bank OZK	663,468	24,899,954
BankUnited, Inc.	669,805	23,824,964
Banner Corp.	211,731	11,901,400
BOK Financial Corp.	205,076	15,499,644
Cadence Bank	1,015,332	23,839,995
Cathay General Bancorp	308,936	12,094,844
Citigroup, Inc.	528,863	24,322,409
Citizens Financial Group, Inc.	689,545	24,609,861
Columbia Banking System, Inc.	888,716	25,461,713
Comerica, Inc.	335,297	24,604,094
Commerce Bancshares, Inc.	384,263	25,226,866
Community Bank System, Inc.	241,080	15,255,542
Cullen/Frost Bankers, Inc.	216,107	25,165,660
CVB Financial Corp.	997,506	24,748,124
East West Bancorp, Inc.	381,304	24,708,499
Eastern Bankshares, Inc.	802,570	14,815,442
Fifth Third Bancorp	707,102	23,758,627
First BanCorp	1,815,108	23,433,044
First Citizens BancShares, Inc. Class A	39,404	25,761,547
First Financial Bancorp	385,172	7,472,337
First Financial Bankshares, Inc. (a)	506,958	19,908,241
First Hawaiian, Inc.	714,356	16,223,025
First Horizon Corp.	1,139,532	24,910,170
First Interstate BancSystem, Inc. Class A	695,615	26,509,888
First Merchants Corp.	276,957	9,865,208
First Republic Bank	178,382	25,722,684
FNB Corp.	2,262,733	24,573,280
Fulton Financial Corp.	1,337,172	19,322,135
Glacier Bancorp, Inc.	426,605	20,229,609
Hancock Whitney Corp.	531,945	23,581,122
Hilltop Holdings, Inc. (a)	637,903	17,006,494
Home BancShares, Inc.	1,047,740	21,761,560
Hope Bancorp, Inc.	1,037,709	14,361,893
Huntington Bancshares, Inc.	2,026,499	24,378,783
Independent Bank Corp.	202,208	16,061,381
Independent Bank Group, Inc.	262,526	17,828,141
International Bancshares Corp.	264,911	10,617,633
JPMorgan Chase & Co.	211,040	23,765,214
KeyCorp.	1,419,776	24,462,741
Lakeland Financial Corp.	156,106	10,368,561
Live Oak Bancshares, Inc.	566,651	19,203,802
M&T Bank Corp.	152,115	24,245,610
Old National Bancorp	1,675,292	24,777,569
Pacific Premier Bancorp, Inc.	481,837	14,088,914
PacWest Bancorp	873,865	23,297,241
Security Description	Shares	Value
Pinnacle Financial Partners, Inc.	342,062	$ 24,734,503
PNC Financial Services Group, Inc.	159,318	25,135,601
Popular, Inc.	323,707	24,902,780
Prosperity Bancshares, Inc.	369,967	25,257,647
Regions Financial Corp.	1,252,731	23,488,706
Renasant Corp.	255,468	7,360,033
Sandy Spring Bancorp, Inc.	155,616	6,079,917
Seacoast Banking Corp. of Florida	345,048	11,400,386
ServisFirst Bancshares, Inc. (a)	221,835	17,507,218
Signature Bank	125,160	22,429,924
Silvergate Capital Corp. Class A (a) (b)	340,906	18,248,698
Simmons First National Corp. Class A	879,544	18,699,106
SouthState Corp.	330,866	25,526,312
SVB Financial Group (b)	56,988	22,509,690
Synovus Financial Corp.	666,266	24,018,889
Texas Capital Bancshares, Inc. (b)	497,325	26,179,188
Triumph Bancorp, Inc. (b)	250,830	15,691,925
Truist Financial Corp.	549,084	26,043,054
Trustmark Corp.	306,033	8,933,103
UMB Financial Corp.	223,201	19,217,606
Umpqua Holdings Corp.	1,524,485	25,565,614
United Bankshares, Inc.	722,056	25,322,504
United Community Banks, Inc.	671,618	20,276,147
US Bancorp	517,811	23,829,662
Valley National Bancorp	2,264,762	23,576,172
Veritex Holdings, Inc.	386,160	11,299,042
Washington Federal, Inc.	395,709	11,879,184
Webster Financial Corp.	545,292	22,984,058
Wells Fargo & Co.	629,485	24,656,928
WesBanco, Inc.	268,365	8,509,854
Western Alliance Bancorp	338,627	23,907,066
Wintrust Financial Corp.	308,052	24,690,368
Zions Bancorp NA	477,949	24,327,604
		1,679,638,631
CAPITAL MARKETS — 2.4%
Bank of New York Mellon Corp.	589,574	24,591,132
Northern Trust Corp.	248,786	24,002,873
		48,594,005
DIVERSIFIED FINANCIAL SERVICES — 4.4%
Apollo Global Management, Inc.	463,396	22,465,438
Equitable Holdings, Inc.	923,139	24,066,234
Jackson Financial, Inc. Class A (a)	804,572	21,522,301
Voya Financial, Inc. (a)	403,895	24,043,869
		92,097,842
THRIFTS & MORTGAGE FINANCE — 12.2%
Axos Financial, Inc. (b)	492,475	17,655,229
Essent Group, Ltd.	617,488	24,020,283
Flagstar Bancorp, Inc.	619,308	21,954,468
MGIC Investment Corp.	1,945,268	24,510,377

See accompanying notes to financial statements.
110

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Mr Cooper Group, Inc. (b)	603,043	$ 22,155,800
New York Community Bancorp, Inc. (a)	2,736,414	24,983,460
NMI Holdings, Inc. Class A (b)	672,963	11,204,834
PennyMac Financial Services, Inc.	544,234	23,788,468
Radian Group, Inc.	1,251,497	24,591,916
Rocket Cos., Inc. Class A (a)	3,193,691	23,505,566
Walker & Dunlop, Inc.	206,574	19,901,339
WSFS Financial Corp.	383,638	15,380,047
		253,651,787
TOTAL COMMON STOCKS (Cost $2,640,582,533)		2,073,982,265
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (c) (d)	2,302,583	2,302,353
State Street Navigator Securities Lending Portfolio II (e) (f)	40,635,342	40,635,342
TOTAL SHORT-TERM INVESTMENTS (Cost $42,937,695)		42,937,695
TOTAL INVESTMENTS — 102.0% (Cost $2,683,520,228)		2,116,919,960
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(41,018,618)
NET ASSETS — 100.0%		$ 2,075,901,342

(a)	All or a portion of the shares of the security are on loan at June 30, 2022.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,073,982,265	$—	$—	$2,073,982,265
Short-Term Investments	42,937,695	—	—	42,937,695
TOTAL INVESTMENTS	$ 2,116,919,960	$—	$—	$ 2,116,919,960

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,773,419	$ 1,773,951	$132,601,331	$132,072,555	$(287)	$(87)	2,302,583	$ 2,302,353	$ 8,404
State Street Navigator Securities Lending Portfolio II	33,030,723	33,030,723	724,406,781	716,802,162	—	—	40,635,342	40,635,342	108,478
Total		$34,804,674	$ 857,008,112	$848,874,717	$(287)	$(87)		$42,937,695	$ 116,882
See accompanying notes to financial statements.
111

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 100.0%
BIOTECHNOLOGY — 100.0%
2seventy bio, Inc. (a) (b)	1,623,877	$ 21,435,176
Aadi Bioscience, Inc. (a)	316,814	3,903,148
AbbVie, Inc.	500,038	76,585,820
ACADIA Pharmaceuticals, Inc. (a)	4,178,691	58,877,756
Achillion Pharmaceuticals, Inc. (b)	51,865	75,464
Agenus, Inc. (a) (b) (c)	18,403,960	35,703,682
Agios Pharmaceuticals, Inc. (a) (b)	2,229,852	49,435,819
Albireo Pharma, Inc. (a) (b) (c)	1,080,042	21,449,634
Alector, Inc. (a) (b)	2,670,168	27,128,907
Alkermes PLC (a)	2,607,963	77,691,218
Allogene Therapeutics, Inc. (a) (b)	4,078,245	46,491,993
Alnylam Pharmaceuticals, Inc. (a)	542,100	79,065,285
Amgen, Inc.	298,351	72,588,798
Amicus Therapeutics, Inc. (a)	8,575,402	92,099,817
AnaptysBio, Inc. (a) (b)	729,627	14,811,428
Anavex Life Sciences Corp. (a) (b)	3,138,654	31,417,927
Anika Therapeutics, Inc. (a)	264,239	5,897,814
Apellis Pharmaceuticals, Inc. (a)	1,741,901	78,768,763
Arcturus Therapeutics Holdings, Inc. (a) (b) (c)	2,239,987	35,257,395
Arcus Biosciences, Inc. (a) (b)	2,907,308	73,671,185
Arcutis Biotherapeutics, Inc. (a) (b)	791,720	16,871,553
Arrowhead Pharmaceuticals, Inc. (a)	2,346,462	82,618,927
Atara Biotherapeutics, Inc. (a) (b)	4,178,999	32,554,402
Avid Bioservices, Inc. (a) (b)	2,282,459	34,830,324
Avidity Biosciences, Inc. (a) (b)	840,385	12,210,794
Beam Therapeutics, Inc. (a) (b)	2,164,597	83,791,550
BioCryst Pharmaceuticals, Inc. (a) (b)	7,263,502	76,847,851
Biogen, Inc. (a)	362,598	73,948,236
Biohaven Pharmaceutical Holding Co., Ltd. (a)	496,858	72,397,179
BioMarin Pharmaceutical, Inc. (a)	953,825	79,043,478
Blueprint Medicines Corp. (a)	1,489,700	75,244,747
Bridgebio Pharma, Inc. (a) (b) (c)	8,496,876	77,151,634
CareDx, Inc. (a) (c)	3,155,144	67,772,493
Catalyst Pharmaceuticals, Inc. (a)	3,479,669	24,392,480
Security Description	Shares	Value
Celldex Therapeutics, Inc. (a)	2,323,025	$ 62,628,754
Cerevel Therapeutics Holdings, Inc. (a) (b)	1,383,719	36,585,530
ChemoCentryx, Inc. (a) (b)	2,858,734	70,839,429
Chinook Therapeutics, Inc. (a)	735,691	12,867,236
Coherus Biosciences, Inc. (a) (c)	4,238,908	30,689,694
Crinetics Pharmaceuticals, Inc. (a)	836,549	15,601,639
CRISPR Therapeutics AG (a) (b)	1,123,208	68,257,350
CTI BioPharma Corp. (a) (c)	8,182,914	48,851,997
Cytokinetics, Inc. (a) (b)	1,812,895	71,228,645
Deciphera Pharmaceuticals, Inc. (a)	2,928,114	38,504,699
Denali Therapeutics, Inc. (a)	1,898,804	55,881,802
Dynavax Technologies Corp. (a) (b)	4,945,103	62,258,847
Eagle Pharmaceuticals, Inc. (a)	390,357	17,343,562
Editas Medicine, Inc. (a) (b) (c)	6,434,010	76,114,338
Emergent BioSolutions, Inc. (a)	2,394,422	74,322,859
Enanta Pharmaceuticals, Inc. (a)	1,030,777	48,724,829
EQRx, Inc. (a) (b)	3,567,748	16,732,738
Exact Sciences Corp. (a) (b)	1,737,030	68,421,612
Exelixis, Inc. (a)	3,947,705	82,191,218
Fate Therapeutics, Inc. (a) (b)	3,614,664	89,571,374
FibroGen, Inc. (a)	2,844,730	30,040,349
Geron Corp. (a) (b)	6,431,331	9,968,563
Gilead Sciences, Inc.	1,178,985	72,873,063
Global Blood Therapeutics, Inc. (a) (b)	3,163,925	101,087,404
Gossamer Bio, Inc. (a) (b)	2,677,826	22,413,404
Halozyme Therapeutics, Inc. (a) (b)	1,635,331	71,954,564
Heron Therapeutics, Inc. (a) (b) (c)	14,121,179	39,398,089
Horizon Therapeutics Plc (a)	838,414	66,871,901
Ideaya Biosciences, Inc. (a) (b)	825,551	11,392,604
ImmunoGen, Inc. (a) (c)	14,030,427	63,136,921
Incyte Corp. (a)	1,017,154	77,273,189
Inovio Pharmaceuticals, Inc. (a) (b) (c)	27,314,749	47,254,516
Insmed, Inc. (a)	3,435,856	67,755,080
Intellia Therapeutics, Inc. (a)	1,686,958	87,316,946
Intercept Pharmaceuticals, Inc. (a) (b) (c)	2,863,938	39,550,984
Ionis Pharmaceuticals, Inc. (a)	2,060,104	76,265,050
Iovance Biotherapeutics, Inc. (a) (b) (c)	8,627,590	95,248,594
Ironwood Pharmaceuticals, Inc. (a) (b)	6,094,937	70,274,624

See accompanying notes to financial statements.
112

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
iTeos Therapeutics, Inc. (a) (c)	1,832,657	$ 37,752,734
IVERIC bio, Inc. (a) (c)	6,575,877	63,259,937
Karuna Therapeutics, Inc. (a) (b)	705,713	89,279,752
Karyopharm Therapeutics, Inc. (a) (b) (c)	8,590,440	38,742,884
Keros Therapeutics, Inc. (a) (b)	698,315	19,294,443
Krystal Biotech, Inc. (a) (b)	621,123	40,782,936
Kura Oncology, Inc. (a) (b)	1,724,203	31,604,641
Kymera Therapeutics, Inc. (a) (b) (c)	2,812,391	55,375,979
Ligand Pharmaceuticals, Inc. (a) (b)	525,281	46,865,571
Madrigal Pharmaceuticals, Inc. (a) (b)	582,168	41,671,585
MannKind Corp. (a) (b)	7,563,925	28,818,554
MiMedx Group, Inc. (a)	1,978,274	6,864,611
Mirati Therapeutics, Inc. (a) (b)	1,212,388	81,387,606
Moderna, Inc. (a)	563,377	80,478,404
Morphic Holding, Inc. (a)	1,511,076	32,790,349
Myovant Sciences, Ltd. (a) (b)	1,971,846	24,510,046
Myriad Genetics, Inc. (a)	2,035,620	36,987,215
Natera, Inc. (a)	2,093,933	74,208,986
Neurocrine Biosciences, Inc. (a)	759,363	74,022,705
Nkarta, Inc. (a)	856,814	10,555,948
Novavax, Inc. (a) (b)	1,762,978	90,669,959
Nurix Therapeutics, Inc. (a) (b)	1,328,450	16,831,462
Ocugen, Inc. (a) (b) (c)	25,991,796	59,001,377
Organogenesis Holdings, Inc. (a)	4,209,311	20,541,438
PMV Pharmaceuticals, Inc. (a) (b) (c)	4,485,362	63,916,408
Point Biopharma Global, Inc. (a) (b)	1,088,590	7,413,298
Praxis Precision Medicines, Inc. (a) (b) (c)	4,299,061	10,532,699
Protagonist Therapeutics, Inc. (a) (c)	5,877,088	46,487,766
Prothena Corp. PLC (a) (b)	1,524,084	41,378,881
PTC Therapeutics, Inc. (a) (b)	2,216,543	88,794,713
Radius Health, Inc. (a) (b)	2,228,169	23,106,113
Regeneron Pharmaceuticals, Inc. (a)	125,242	74,034,303
REGENXBIO, Inc. (a)	1,462,476	36,123,157
Relay Therapeutics, Inc. (a) (b)	3,349,577	56,105,415
Replimenu Group, Inc. (a)	1,064,498	18,607,425
REVOLUTION Medicines, Inc. (a) (b)	1,925,373	37,525,520
Rigel Pharmaceuticals, Inc. (a) (b) (c)	20,357,540	23,004,020
Security Description	Shares	Value
Rocket Pharmaceuticals, Inc. (a)	1,620,266	$ 22,294,860
Sage Therapeutics, Inc. (a)	1,782,108	57,562,088
Sana Biotechnology, Inc. (a) (b)	6,923,914	44,520,767
Sangamo Therapeutics, Inc. (a) (b)	5,152,668	21,332,046
Sarepta Therapeutics, Inc. (a)	1,035,672	77,633,973
Seagen, Inc. (a)	513,680	90,890,539
Sorrento Therapeutics, Inc. (a) (b) (c)	32,103,984	64,529,008
SpringWorks Therapeutics, Inc. (a) (b) (c)	3,275,904	80,652,756
Syndax Pharmaceuticals, Inc. (a)	1,456,802	28,028,870
TG Therapeutics, Inc. (a) (b) (c)	11,433,734	48,593,369
Travere Therapeutics, Inc. (a)	2,445,977	59,266,023
Turning Point Therapeutics, Inc. (a)	695,958	52,370,839
Twist Bioscience Corp. (a) (b)	2,673,732	93,473,671
Ultragenyx Pharmaceutical, Inc. (a)	1,435,606	85,648,254
uniQure NV (a)	1,690,306	31,507,304
United Therapeutics Corp. (a)	324,577	76,483,324
Vanda Pharmaceuticals, Inc. (a)	1,586,194	17,289,515
Vaxart, Inc. (a) (b) (c)	10,049,025	35,171,588
Vaxcyte, Inc. (a)	959,143	20,870,952
Veracyte, Inc. (a) (b) (c)	3,731,943	74,265,666
Vericel Corp. (a) (b)	1,874,967	47,211,669
Vertex Pharmaceuticals, Inc. (a)	281,019	79,188,344
Vir Biotechnology, Inc. (a) (b)	3,097,363	78,889,836
Xencor, Inc. (a)	1,291,227	35,340,883
Y-mAbs Therapeutics, Inc. (a) (b)	946,514	14,320,757
Zentalis Pharmaceuticals, Inc. (a)	2,348,535	65,993,833
TOTAL COMMON STOCKS (Cost $9,374,522,434)		6,842,386,248
SHORT-TERM INVESTMENTS — 8.7%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (d) (e)	3,542,794	3,542,440

See accompanying notes to financial statements.
113

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	592,952,060	$ 592,952,060
TOTAL SHORT-TERM INVESTMENTS (Cost $596,494,533)		596,494,500
TOTAL INVESTMENTS — 108.7% (Cost $9,971,016,967)		7,438,880,748
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.7)%		(594,410,313)
NET ASSETS — 100.0%		$ 6,844,470,435

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,842,310,784	$75,464	$—	$6,842,386,248
Short-Term Investments	596,494,500	—	—	596,494,500
TOTAL INVESTMENTS	$7,438,805,284	$75,464	$—	$7,438,880,748

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
2seventy bio, Inc.	—	$ —	$ 129,056,378	$ 62,550,800	$ (33,840,284)	$ —*	—	$ —*	$ —
Adverum Biotechnologies, Inc.	7,775,227	27,213,295	8,691,007	26,399,873	(44,023,636)	—*	—	—*	—
Agenus, Inc.	7,286,825	40,004,669	132,874,756	99,968,114	(11,336,272)	(25,871,357)	18,403,960	35,703,682	—
Akebia Therapeutics, Inc.	10,330,349	39,152,023	49,240,945	57,149,349	(26,409,596)	—*	—	—*	—
Albireo Pharma, Inc.	525,349	18,481,778	59,791,809	47,270,407	(4,079,587)	(5,473,959)	1,080,042	21,449,634	—
Altimmune, Inc.	3,151,954	31,046,747	62,834,993	87,299,172	(27,142,329)	—*	—	—*	—
Anavex Life Sciences Corp.	2,922,089	66,798,955	127,099,949	121,500,289	(17,879,061)	—*	—	—*	—
Arcturus Therapeutics Holdings, Inc.	1,317,004	44,567,415	165,629,541	134,775,800	(35,254,326)	(4,909,435)	2,239,987	35,257,395	—
Athenex, Inc.	7,074,314	32,683,331	11,288,962	35,924,436	(11,379,617)	—*	—	—*	—
Bluebird Bio, Inc.	1,328,245	42,477,275	176,051,083	162,563,534	(101,492,942)	—*	—	—*	—
Bridgebio Pharma, Inc.	708,433	43,186,076	197,314,931	88,134,322	(3,086,834)	(72,128,217)	8,496,876	77,151,634	—
CareDx, Inc.	496,371	45,427,874	193,961,941	100,096,482	997,780	(72,518,620)	3,155,144	67,772,493	—
CEL-SCI Corp.	2,039,362	17,701,662	59,099,322	60,789,977	(40,265,819)	—*	—	—*	—
ChemoCentryx, Inc.	3,718,648	49,792,697	184,447,016	219,118,732	22,493,905	—*	—	—*	—
Clovis Oncology, Inc.	7,836,192	45,449,914	85,599,600	80,116,362	(57,256,986)	—*	—	—*	—
Coherus Biosciences, Inc.	3,123,684	43,200,550	96,635,097	95,874,008	(1,871,884)	(11,400,061)	4,238,908	30,689,694	—
CTI BioPharma Corp.	—	—	55,492,640	5,436,438	(2,402)	(1,201,803)	8,182,914	48,851,997	—
Curis, Inc.	5,654,541	45,632,146	59,708,551	72,215,351	(52,822,160)	—*	—	—*	—
CytomX Therapeutics, Inc.	3,390,843	21,464,036	21,947,077	37,607,436	(11,563,753)	—*	—	—*	—
Deciphera Pharmaceuticals, Inc.	1,278,719	46,813,903	151,685,846	141,181,619	(54,019,978)	—*	—	—*	—
Dermtech, Inc.	1,116,978	46,432,775	103,488,769	83,268,679	(81,384,440)	—*	—	—*	—
Dynavax Technologies Corp.	4,933,899	48,598,905	172,892,794	174,589,836	21,601,327	—*	—	—*	—
Editas Medicine, Inc.	1,210,347	68,554,054	204,074,397	132,315,410	6,296,546	(70,495,249)	6,434,010	76,114,338	—
Esperion Therapeutics, Inc.	1,717,543	36,326,034	11,003,914	31,911,479	(41,992,408)	—*	—	—*	—
FibroGen, Inc.	1,738,067	46,284,724	132,929,119	123,783,839	(48,636,999)	—*	—	—*	—
Flexion Therapeutics, Inc.	3,031,246	24,947,155	8,007,240	27,104,177	(15,655,886)	—*	—	—*	—
See accompanying notes to financial statements.
114

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
G1 Therapeutics, Inc.	2,094,965	$ 45,963,532	$ 102,549,733	$ 95,295,190	$ (57,936,477)	$ —*	—	$ —*	$ —
Heron Therapeutics, Inc.	2,941,073	45,645,453	163,132,861	90,704,219	(1,988,744)	(76,687,262)	14,121,179	39,398,089	—
Humanigen, Inc.	2,145,544	37,289,555	75,053,538	68,478,648	(41,107,397)	—*	—	—*	—
ImmunoGen, Inc.	6,989,672	46,061,938	123,609,412	95,907,351	(5,773,190)	(4,853,888)	14,030,427	63,136,921	—
Inovio Pharmaceuticals, Inc.	4,977,234	46,138,959	170,644,318	89,806,572	(3,707,406)	(76,014,783)	27,314,749	47,254,516	—
Intercept Pharmaceuticals, Inc.	2,100,790	41,952,776	112,739,938	100,128,028	(54,033,838)	39,020,136	2,863,938	39,550,984	—
Iovance Biotherapeutics, Inc.	1,931,495	50,257,500	195,780,578	111,955,385	2,486,238	(41,320,337)	8,627,590	95,248,594	—
iTeos Therapeutics, Inc.	—	—	84,150,519	27,405,284	(203,096)	(18,789,405)	1,832,657	37,752,734	—
IVERIC bio, Inc.	1,656,001	10,449,366	165,466,530	107,458,506	17,049,300	(22,246,753)	6,575,877	63,259,937	—
Karyopharm Therapeutics, Inc.	4,388,848	45,292,911	147,549,392	112,172,880	(47,609,590)	5,683,051	8,590,440	38,742,884	—
Kiniksa Pharmaceuticals Ltd.	1,789,862	24,932,778	28,063,913	49,477,765	(9,792,043)	—*	—	—*	—
Kymera Therapeutics, Inc.	895,974	43,454,739	143,806,128	101,465,240	11,481,935	(41,901,583)	2,812,391	55,375,979	—
Ocugen, Inc.	7,144,072	57,366,898	192,212,791	114,930,016	(22,871,203)	(52,777,093)	25,991,796	59,001,377	—
PMV Pharmaceuticals, Inc.	602,705	20,588,403	123,466,677	64,595,264	(3,747,243)	(11,796,165)	4,485,362	63,916,408	—
Praxis Precision Medicines, Inc.	—	—	32,574,732	11,148,543	(548,991)	(10,344,499)	4,299,061	10,532,699	—
Protagonist Therapeutics, Inc.	680,530	30,542,186	150,094,789	79,927,947	14,145,734	(68,366,996)	5,877,088	46,487,766	—
Radius Health, Inc.	1,393,055	25,409,323	70,453,398	66,240,200	(16,867,960)	—*	—	—*	—
Rigel Pharmaceuticals, Inc.	7,155,147	31,053,338	58,203,492	52,659,559	(1,794,007)	(11,799,244)	20,357,540	23,004,020	—
Seres Therapeutics, Inc.	2,205,129	52,592,327	117,644,439	125,067,714	(45,780,684)	—*	—	—*	—
Sesen Bio, Inc.	10,657,136	49,235,968	10,585,339	18,984,753	(38,020,678)	—*	—	—*	—
Sorrento Therapeutics, Inc.	5,106,336	49,480,396	175,095,070	89,740,543	(6,498,013)	(63,807,902)	32,103,984	64,529,008	—
Spectrum Pharmaceuticals, Inc.	6,290,510	23,589,413	31,369,340	35,133,436	(22,513,477)	—*	—	—*	—
SpringWorks Therapeutics, Inc.	551,014	45,409,064	186,369,096	104,305,118	(1,043,223)	(45,777,063)	3,275,904	80,652,756	—
State Street Institutional Liquid Reserves Fund, Premier Class	6,614,369	6,616,353	403,648,478	406,720,598	(1,337)	(456)	3,542,794	3,542,440	8,694
State Street Navigator Securities Lending Portfolio II	827,025,040	827,025,040	2,628,203,868	2,862,276,848	—	—	592,952,060	592,952,060	3,811,099
TG Therapeutics, Inc.	1,199,156	46,515,261	195,042,502	91,825,335	(2,097,175)	(99,041,884)	11,433,734	48,593,369	—
Vaxart, Inc.	5,182,265	38,815,165	134,918,196	99,539,481	(13,890,008)	(25,132,284)	10,049,025	35,171,588	—
Veracyte, Inc.	1,253,305	50,107,134	172,900,517	116,327,298	3,212,283	(35,626,970)	3,731,943	74,265,666	—
Total		$2,764,023,769	$8,856,177,261	$7,698,623,642	$(1,019,457,931)	$(925,580,081)		$1,975,360,662	$3,819,793
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended June 30, 2022.
*	As of June 30, 2022, no longer an affiliate.
See accompanying notes to financial statements.
115

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.6%
General Dynamics Corp.	768,516	$ 170,034,165
L3Harris Technologies, Inc.	638,806	154,399,410
		324,433,575
AIR FREIGHT & LOGISTICS — 1.3%
C.H. Robinson Worldwide, Inc. (a)	1,756,015	178,007,241
Expeditors International of Washington, Inc.	991,320	96,614,047
		274,621,288
BANKS — 6.6%
Bank OZK (a) (b)	6,046,700	226,932,651
Commerce Bancshares, Inc.	1,815,256	119,171,556
Community Bank System, Inc. (a)	2,606,592	164,945,142
Cullen/Frost Bankers, Inc.	1,377,195	160,374,358
Prosperity Bancshares, Inc.	3,984,993	272,055,472
UMB Financial Corp.	1,426,224	122,797,886
United Bankshares, Inc. (a) (b)	8,362,251	293,264,143
		1,359,541,208
BEVERAGES — 2.7%
Brown-Forman Corp. Class B	1,472,076	103,280,852
Coca-Cola Co.	3,819,698	240,297,201
PepsiCo, Inc.	1,310,249	218,366,099
		561,944,152
BIOTECHNOLOGY — 1.5%
AbbVie, Inc.	1,970,715	301,834,709
BUILDING PRODUCTS — 1.0%
A.O. Smith Corp.	2,378,238	130,042,054
Carlisle Cos., Inc.	312,236	74,502,632
		204,544,686
CAPITAL MARKETS — 3.8%
FactSet Research Systems, Inc.	154,999	59,607,965
Franklin Resources, Inc. (a)	13,820,902	322,165,226
S&P Global, Inc.	191,417	64,519,014
SEI Investments Co.	2,048,310	110,649,706
T Rowe Price Group, Inc.	2,076,316	235,890,261
		792,832,172
CHEMICALS — 5.1%
Air Products & Chemicals, Inc.	937,180	225,373,046
Albemarle Corp.	312,094	65,221,404
Ecolab, Inc.	578,047	88,880,507
HB Fuller Co.	1,283,224	77,262,917
Linde PLC	415,532	119,477,916
PPG Industries, Inc.	1,190,347	136,104,276
RPM International, Inc.	2,021,454	159,128,859
Sherwin-Williams Co.	344,123	77,052,581
Stepan Co.	957,505	97,043,132
		1,045,544,638
Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	2,773,729	$ 120,435,313
Brady Corp. Class A (a) (b)	2,748,354	129,832,243
Cintas Corp.	191,980	71,710,289
MSA Safety, Inc.	914,364	110,702,050
		432,679,895
CONSTRUCTION & ENGINEERING — 1.4%
MDU Resources Group, Inc. (b)	10,517,517	283,867,784
CONTAINERS & PACKAGING — 3.5%
Amcor PLC	32,115,933	399,201,047
AptarGroup, Inc.	972,340	100,355,211
Sonoco Products Co.	4,010,570	228,762,913
		728,319,171
DISTRIBUTORS — 1.2%
Genuine Parts Co.	1,866,343	248,223,619
ELECTRIC UTILITIES — 3.5%
Eversource Energy	2,759,508	233,095,641
NextEra Energy, Inc.	2,382,981	184,585,708
Southern Co.	4,210,829	300,274,216
		717,955,565
ELECTRICAL EQUIPMENT — 0.8%
Emerson Electric Co.	1,971,202	156,789,407
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Badger Meter, Inc. (a)	841,673	68,082,929
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs) — 5.5%
Essex Property Trust, Inc. REIT	636,345	166,410,581
Federal Realty OP LP, REIT	2,527,534	241,986,105
National Retail Properties, Inc. REIT (b)	8,835,419	379,923,017
Realty Income Corp. REIT	5,105,692	348,514,536
		1,136,834,239
FOOD & STAPLES RETAILING — 3.2%
Casey's General Stores, Inc.	293,296	54,253,894
Sysco Corp.	2,276,825	192,869,846
Walgreens Boots Alliance, Inc.	8,224,121	311,694,186
Walmart, Inc.	840,545	102,193,461
		661,011,387
FOOD PRODUCTS — 3.8%
Archer-Daniels-Midland Co.	1,689,084	131,072,919
Hormel Foods Corp.	3,307,337	156,635,480
J.M. Smucker Co.	1,805,178	231,080,836
Lancaster Colony Corp. (a)	1,152,381	148,403,625
McCormick & Co., Inc.	1,270,905	105,802,841
		772,995,701
GAS UTILITIES — 6.4%
Atmos Energy Corp. (a)	1,683,991	188,775,391
National Fuel Gas Co.	3,226,691	213,122,941
New Jersey Resources Corp. (a) (b)	5,553,470	247,296,019
South Jersey Industries, Inc. (b)	9,148,665	312,335,423

See accompanying notes to financial statements.
116

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
UGI Corp.	9,131,069	$ 352,550,574
		1,314,080,348
HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Abbott Laboratories	1,163,787	126,445,457
Becton Dickinson & Co.	449,705	110,865,774
Embecta Corp. (c)	89,691	2,270,976
Medtronic PLC	1,850,192	166,054,732
		405,636,939
HEALTH CARE PROVIDERS & SERVICES — 1.2%
Cardinal Health, Inc.	4,937,253	258,070,214
HOTELS, RESTAURANTS & LEISURE — 0.9%
McDonald's Corp.	783,502	193,430,974
HOUSEHOLD DURABLES — 2.0%
Leggett & Platt, Inc. (a) (b)	11,706,610	404,814,574
HOUSEHOLD PRODUCTS — 5.2%
Church & Dwight Co., Inc.	901,012	83,487,772
Clorox Co.	1,944,991	274,204,831
Colgate-Palmolive Co.	2,684,164	215,108,903
Kimberly-Clark Corp.	2,387,835	322,715,900
Procter & Gamble Co.	1,239,940	178,290,973
		1,073,808,379
INDUSTRIAL CONGLOMERATES — 1.5%
3M Co.	2,355,985	304,888,019
INSURANCE — 4.9%
Aflac, Inc.	3,443,108	190,507,166
Brown & Brown, Inc.	733,909	42,816,251
Chubb, Ltd.	636,295	125,082,871
Cincinnati Financial Corp.	1,304,519	155,211,670
Old Republic International Corp.	13,118,124	293,321,253
RenaissanceRe Holdings, Ltd.	551,691	86,267,922
RLI Corp.	673,221	78,490,836
WR Berkley Corp.	671,397	45,829,559
		1,017,527,528
IT SERVICES — 2.9%
Automatic Data Processing, Inc.	718,291	150,869,842
International Business Machines Corp.	3,203,543	452,308,236
		603,178,078
LEISURE EQUIPMENT & PRODUCTS — 1.0%
Polaris, Inc. (a)	2,068,786	205,389,074
LIFE SCIENCES TOOLS & SERVICES — 0.1%
West Pharmaceutical Services, Inc.	43,969	13,294,907
MACHINERY — 5.9%
Caterpillar, Inc.	809,003	144,617,376
Donaldson Co., Inc.	2,894,385	139,335,694
Dover Corp.	781,319	94,789,621
Franklin Electric Co., Inc.	1,033,108	75,685,492
Graco, Inc.	1,601,161	95,124,975
Illinois Tool Works, Inc.	1,006,361	183,409,292
Lincoln Electric Holdings, Inc.	1,097,650	135,406,104
Security Description	Shares	Value
Nordson Corp.	357,368	$ 72,345,578
Pentair PLC	2,578,315	118,009,478
Stanley Black & Decker, Inc.	1,403,127	147,131,897
		1,205,855,507
MEDIA — 0.5%
John Wiley & Sons, Inc. Class A	2,180,871	104,158,399
METALS & MINING — 0.7%
Nucor Corp.	732,348	76,464,455
Royal Gold, Inc.	632,701	67,559,813
		144,024,268
MULTI-UTILITIES — 2.6%
Black Hills Corp. (b)	3,432,967	249,817,009
Consolidated Edison, Inc.	3,036,755	288,795,400
		538,612,409
MULTILINE RETAIL — 0.4%
Target Corp.	615,222	86,887,803
OIL, GAS & CONSUMABLE FUELS — 3.2%
Chevron Corp.	1,902,806	275,488,253
Exxon Mobil Corp.	4,394,958	376,384,203
		651,872,456
PERSONAL PRODUCTS — 1.3%
Nu Skin Enterprises, Inc. Class A (a) (b)	6,229,311	269,729,166
PHARMACEUTICALS — 1.0%
Johnson & Johnson	1,157,079	205,393,093
SOFTWARE — 0.2%
Roper Technologies, Inc.	101,374	40,007,249
SPECIALTY RETAIL — 0.6%
Lowe's Cos., Inc.	705,372	123,207,327
TEXTILES, APPAREL & LUXURY GOODS — 1.5%
NIKE, Inc. Class B	615,771	62,931,796
VF Corp. (a)	5,657,969	249,912,491
		312,844,287
TRADING COMPANIES & DISTRIBUTORS — 1.3%
Fastenal Co.	3,218,958	160,690,383
W.W. Grainger, Inc.	220,535	100,217,720
		260,908,103
WATER UTILITIES — 2.7%
American States Water Co. (a)	1,706,310	139,081,328
California Water Service Group (a)	2,669,894	148,312,612
Essential Utilities, Inc.	3,798,196	174,147,286
Middlesex Water Co. (a) (b)	1,027,000	90,047,360
		551,588,586
WIRELESS TELECOMMUNICATION SERVICES — 0.8%
Telephone & Data Systems, Inc. (a) (b)	10,411,355	164,395,296
TOTAL COMMON STOCKS (Cost $20,033,323,219)		20,525,659,108

See accompanying notes to financial statements.
117

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (d) (e)	17,176,483	$ 17,174,765
State Street Navigator Securities Lending Portfolio II (f) (g)	290,219,370	290,219,370
TOTAL SHORT-TERM INVESTMENTS (Cost $307,394,416)		307,394,135
TOTAL INVESTMENTS — 101.2% (Cost $20,340,717,635)		20,833,053,243
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(241,322,253)
NET ASSETS — 100.0%		$20,591,730,990

(a)	All or a portion of the shares of the security are on loan at June 30, 2022.
(b)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	172	09/16/2022	$32,325,065	$32,589,700	$264,635

During the period ended June 30, 2022, average notional value related to futures contracts was $15,671,222.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,525,659,108	$—	$—	$20,525,659,108
Short-Term Investments	307,394,135	—	—	307,394,135
TOTAL INVESTMENTS	$20,833,053,243	$—	$—	$20,833,053,243
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$ 264,635	$—	$—	$ 264,635
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 264,635	$—	$—	$ 264,635
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$20,833,317,878	$—	$—	$20,833,317,878
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
118

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
ABM Industries, Inc.	2,170,962	$ 96,282,165	$ 117,619,216	$ 96,078,441	$ 13,941,721	$ —*	—	$ —*	$ 1,926,482
Bank OZK	5,140,873	216,739,205	121,847,387	91,082,768	20,982,582	(41,553,755)	6,046,700	226,932,651	5,804,869
Black Hills Corp.	3,480,006	228,392,794	104,376,296	102,561,076	10,144,156	9,464,839	3,432,967	249,817,009	7,077,518
Brady Corp.	2,282,937	127,935,789	71,968,789	55,976,969	4,942,140	(19,037,506)	2,748,354	129,832,243	1,762,746
John Wiley & Sons, Inc.	3,192,082	192,099,495	76,663,930	131,188,702	12,216,135	—*	—	—*	3,958,954
Leggett & Platt, Inc.	5,412,532	280,423,283	274,783,217	31,069,489	516,446	(119,838,883)	11,706,610	404,814,574	13,657,427
MDU Resources Group, Inc.	6,271,055	196,534,863	131,217,945	11,945,094	1,924,408	(33,864,338)	10,517,517	283,867,784	7,077,518
Middlesex Water Co.	—	—	103,653,518	1,572,320	2,525	(12,036,363)	1,027,000	90,047,360	530,630
National Retail Properties, Inc.	7,799,890	365,658,843	201,445,692	158,083,082	15,316,947	(44,415,383)	8,835,419	379,923,017	18,386,351
New Jersey Resources Corp.	5,469,804	216,440,144	124,542,733	113,432,058	5,728,621	14,016,579	5,553,470	247,296,019	6,815,268
Nu Skin Enterprises, Inc.	—	—	293,985,701	4,554,795	238,145	(19,939,885)	6,229,311	269,729,166	3,912,683
People's United Financial, Inc.	17,524,335	300,367,102	151,119,674	496,889,839	69,395,380	—*	—	—*	11,130,513
South Jersey Industries, Inc.	16,769,830	434,841,692	207,478,878	406,551,562	(9,785,375)	86,351,790	9,148,665	312,335,423	13,397,830
State Street Institutional Liquid Reserves Fund, Premier Class	16,585,140	16,590,115	1,084,764,821	1,084,182,634	2,901	(438)	17,176,483	17,174,765	66,923
State Street Navigator Securities Lending Portfolio II	150,200,340	150,200,340	1,759,967,219	1,619,948,189	—	—	290,219,370	290,219,370	343,604
Telephone & Data Systems, Inc.	9,998,382	226,563,336	142,127,083	127,114,571	(41,310,788)	(35,869,764)	10,411,355	164,395,296	7,463,800
United Bankshares, Inc.	4,805,464	175,399,436	170,950,432	50,716,997	7,862,621	(10,231,349)	8,362,251	293,264,143	8,681,571
Total		$3,224,468,602	$5,138,512,531	$4,582,948,586	$112,118,565	$(226,954,456)		$3,359,648,820	$111,994,687
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended June 30, 2022.
*	As of June 30, 2022, no longer an affiliate.
See accompanying notes to financial statements.
119

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 45.9%
A.O. Smith Corp.	507,588	$ 27,754,912
Advanced Drainage Systems, Inc.	227,091	20,454,086
Allegion PLC	327,052	32,018,391
Builders FirstSource, Inc. (a)	582,273	31,268,060
Carlisle Cos., Inc.	136,391	32,544,257
Carrier Global Corp.	938,207	33,456,462
Fortune Brands Home & Security, Inc.	537,404	32,179,752
Johnson Controls International PLC	674,758	32,307,413
Lennox International, Inc.	173,954	35,937,157
Masco Corp.	640,259	32,397,105
Owens Corning	392,359	29,156,197
Trane Technologies PLC	269,051	34,941,653
Trex Co., Inc. (a)	588,717	32,037,979
		406,453,424
HOME FURNISHINGS — 3.7%
Mohawk Industries, Inc. (a)	265,615	32,960,165
HOME IMPROVEMENT RETAIL — 11.0%
Floor & Decor Holdings, Inc. Class A (a)	492,739	31,022,848
Home Depot, Inc.	121,123	33,220,405
Lowe's Cos., Inc.	188,011	32,839,881
		97,083,134
HOMEBUILDING — 32.0%
Cavco Industries, Inc. (a)	29,841	5,848,538
Century Communities, Inc.	223,821	10,065,230
D.R. Horton, Inc.	497,715	32,943,756
Green Brick Partners, Inc. (a) (b)	246,976	4,833,320
Installed Building Products, Inc.	112,384	9,345,854
Lennar Corp. Class A	470,590	33,209,536
LGI Homes, Inc. (a) (b)	179,895	15,632,876
M/I Homes, Inc. (a)	151,030	5,989,850
MDC Holdings, Inc.	302,740	9,781,529
NVR, Inc. (a)	8,393	33,606,747
PulteGroup, Inc.	834,159	33,057,721
Skyline Champion Corp. (a)	251,645	11,933,006
Taylor Morrison Home Corp. (a)	553,658	12,933,451
Security Description	Shares	Value
Toll Brothers, Inc.	740,082	$ 33,007,657
TopBuild Corp. (a)	123,552	20,652,952
Tri Pointe Homes, Inc. (a)	640,621	10,807,276
		283,649,299
HOMEFURNISHING RETAIL — 3.6%
Williams-Sonoma, Inc. (b)	288,977	32,061,998
HOUSEHOLD APPLIANCES — 3.7%
Whirlpool Corp.	213,172	33,013,948
TOTAL COMMON STOCKS (Cost $1,318,174,441)		885,221,968
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (c) (d)	460,332	460,287
State Street Navigator Securities Lending Portfolio II (e) (f)	24,781,739	24,781,739
TOTAL SHORT-TERM INVESTMENTS (Cost $25,242,033)		25,242,026
TOTAL INVESTMENTS — 102.7% (Cost $1,343,416,474)		910,463,994
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(24,292,731)
NET ASSETS — 100.0%		$ 886,171,263
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
120

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$885,221,968	$—	$—	$885,221,968
Short-Term Investments	25,242,026	—	—	25,242,026
TOTAL INVESTMENTS	$910,463,994	$—	$—	$910,463,994

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,448,750	$ 1,449,184	$ 40,488,456	$ 41,477,048	$(36)	$(269)	460,332	$ 460,287	$ 1,644
State Street Navigator Securities Lending Portfolio II	34,448,563	34,448,563	339,191,515	348,858,339	—	—	24,781,739	24,781,739	21,204
Total		$35,897,747	$379,679,971	$390,335,387	$(36)	$(269)		$25,242,026	$22,848
See accompanying notes to financial statements.
121

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 100.1%
OIL, GAS & CONSUMABLE FUELS — 100.1%
Alto Ingredients, Inc. (a) (b) (c)	7,361,269	$ 27,310,308
Antero Resources Corp. (b)	2,472,490	75,781,819
APA Corp.	2,283,480	79,693,452
Archaea Energy, Inc. (b)	2,636,480	40,944,534
Berry Corp.	1,190,152	9,068,958
Brigham Minerals, Inc. Class A	1,236,358	30,451,498
California Resources Corp.	2,064,334	79,476,859
Callon Petroleum Co. (b)	1,859,778	72,903,298
Centennial Resource Development, Inc. Class A (b)	12,049,506	72,056,046
Chevron Corp.	635,466	92,002,767
Civitas Resources, Inc.	1,381,855	72,257,198
Clean Energy Fuels Corp. (b) (c)	9,257,085	41,471,741
CNX Resources Corp. (b)	4,795,967	78,941,617
Comstock Resources, Inc. (b)	5,556,256	67,119,572
ConocoPhillips	954,054	85,683,590
Continental Resources, Inc.	1,581,226	103,333,119
Coterra Energy, Inc.	3,248,598	83,781,342
Crescent Energy Co. Class A (c)	676,341	8,440,736
CVR Energy, Inc.	1,218,674	40,825,579
Delek US Holdings, Inc.	2,563,682	66,245,543
Denbury, Inc. (b)	1,316,365	78,968,736
Devon Energy Corp.	1,505,012	82,941,211
Diamondback Energy, Inc.	716,848	86,846,135
Earthstone Energy, Inc. Class A (b) (c)	1,977,156	26,988,179
EOG Resources, Inc.	774,048	85,485,861
EQT Corp.	2,324,000	79,945,600
Exxon Mobil Corp.	1,109,482	95,016,038
Gevo, Inc. (a) (b) (c)	31,066,700	73,006,745
Green Plains, Inc. (b) (c)	2,581,106	70,128,650
Gulfport Energy Corp. (b)	395,460	31,443,025
Hess Corp.	872,635	92,446,952
HF Sinclair Corp.	1,977,279	89,293,920
Kosmos Energy, Ltd. (b)	13,932,210	86,240,380
Laredo Petroleum, Inc. (a) (b)	993,199	68,471,139
Magnolia Oil & Gas Corp. Class A (c)	3,870,042	81,232,182
Marathon Oil Corp.	3,679,677	82,719,139
Marathon Petroleum Corp.	1,028,830	84,580,114
Matador Resources Co.	1,708,729	79,609,684
Murphy Oil Corp.	2,524,481	76,214,081
Northern Oil and Gas, Inc. (c)	2,242,634	56,648,935
Oasis Petroleum, Inc. (c)	634,428	77,178,143
Occidental Petroleum Corp.	1,745,115	102,752,371
Ovintiv, Inc.	1,884,608	83,280,828
Par Pacific Holdings, Inc. (b)	1,171,153	18,258,275
PBF Energy, Inc. Class A (b)	2,763,681	80,202,023
PDC Energy, Inc.	1,324,804	81,621,174
Security Description	Shares	Value
Phillips 66	1,048,463	$ 85,963,481
Pioneer Natural Resources Co.	411,447	91,785,597
Range Resources Corp. (b)	3,236,325	80,099,044
Ranger Oil Corp. Class A (b)	869,816	28,590,852
REX American Resources Corp. (b)	105,005	8,904,424
SM Energy Co.	2,204,428	75,369,393
Southwestern Energy Co. (b)	12,248,140	76,550,875
Talos Energy, Inc. (b)	2,905,160	44,942,825
Tellurian, Inc. (b) (c)	27,118,724	80,813,798
Texas Pacific Land Corp.	59,734	88,885,387
VAALCO Energy, Inc. (a)	3,067,264	21,286,812
Valero Energy Corp.	793,220	84,303,422
Vertex Energy, Inc. (a) (b) (c)	6,194,946	65,170,832
W&T Offshore, Inc. (a) (b) (c)	7,783,968	33,626,742
Whiting Petroleum Corp.	4,203	285,930
World Fuel Services Corp.	1,468,574	30,047,024
TOTAL COMMON STOCKS (Cost $4,698,880,259)		4,075,935,534
SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (d) (e)	25,938,603	25,936,009
State Street Navigator Securities Lending Portfolio II (f) (g)	125,547,549	125,547,549
TOTAL SHORT-TERM INVESTMENTS (Cost $151,483,912)		151,483,558
TOTAL INVESTMENTS — 103.8% (Cost $4,850,364,171)		4,227,419,092
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(155,118,764)
NET ASSETS — 100.0%		$ 4,072,300,328
(a)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at June 30, 2022.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
122

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

At June 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Energy Select Sector (long)	129	09/16/2022	$10,635,941	$9,632,430	$(1,003,511)

During the period ended June 30, 2022, average notional value related to futures contracts was $8,401,157.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,075,935,534	$—	$—	$4,075,935,534
Short-Term Investments	151,483,558	—	—	151,483,558
TOTAL INVESTMENTS	$4,227,419,092	$—	$—	$4,227,419,092
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(1,003,511)	—	—	(1,003,511)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (1,003,511)	$—	$—	$ (1,003,511)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
Alto Ingredients, Inc.	5,797,341	$ 35,421,753	$ 92,798,489	$ 87,594,729	$ (3,971,127)	$ (9,344,078)	7,361,269	$ 27,310,308	$ —
Centennial Resource Development, Inc.	—	—	317,905,313	305,999,825	24,173,269	—*	—	—*	—
Gevo, Inc.	12,649,281	91,960,273	305,010,304	248,359,889	(15,621,940)	(59,982,003)	31,066,700	73,006,745	—
Laredo Petroleum, Inc.	622,994	57,807,613	335,919,252	310,875,715	12,528,326	(26,908,337)	993,199	68,471,139	—
PBF Energy, Inc.	—	—	362,601,715	455,650,526	56,372,620	—*	—	—*	—
State Street Institutional Liquid Reserves Fund, Premier Class	4,902,650	4,904,121	319,975,446	298,939,748	(3,456)	(354)	25,938,603	25,936,009	20,892
State Street Navigator Securities Lending Portfolio II	84,803,749	84,803,749	1,290,636,825	1,249,893,025	—	—	125,547,549	125,547,549	322,027
VAALCO Energy, Inc.	—	—	29,702,259	6,397,660	29,351	(2,047,138)	3,067,264	21,286,812	—
Vertex Energy, Inc.	—	—	94,095,448	20,160,892	(265,702)	(8,498,022)	6,194,946	65,170,832	—
W+T Offshore, Inc.	—	—	68,688,005	30,199,178	3,894,028	(8,756,113)	7,783,968	33,626,742	—
Total		$274,897,509	$3,217,333,056	$3,014,071,187	$ 77,135,369	$(115,536,045)		$440,356,136	$342,919
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended June 30, 2022.
*	As of June 30, 2022, no longer an affiliate.
See accompanying notes to financial statements.
123

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BANKS — 99.1%
1st Source Corp.	83,998	$ 3,813,509
Allegiance Bancshares, Inc.	117,285	4,428,682
Amerant Bancorp, Inc.	176,411	4,960,677
Ameris Bancorp	803,838	32,298,211
Associated Banc-Corp.	2,369,655	43,269,900
Atlantic Union Bankshares Corp.	421,767	14,306,337
Banc of California, Inc.	521,322	9,185,694
BancFirst Corp. (a)	180,147	17,241,869
Bancorp, Inc. (b)	743,500	14,513,120
Bank of Hawaii Corp.	339,854	25,285,138
Bank of Marin Bancorp	74,310	2,361,572
Bank OZK	1,195,794	44,878,149
BankUnited, Inc.	1,207,112	42,936,974
Banner Corp.	308,855	17,360,740
Berkshire Hills Bancorp, Inc.	535,704	13,269,388
BOK Financial Corp.	299,087	22,604,995
Brookline Bancorp, Inc.	566,314	7,537,639
Byline Bancorp, Inc.	179,638	4,275,384
Cadence Bank	1,829,988	42,968,118
Camden National Corp.	60,732	2,675,245
Cathay General Bancorp	450,678	17,644,044
CBTX, Inc. (a)	119,126	3,167,560
Central Pacific Financial Corp.	306,714	6,579,015
Citizens Financial Group, Inc.	1,242,816	44,356,103
City Holding Co.	113,282	9,048,966
Columbia Banking System, Inc.	1,443,497	41,356,189
Comerica, Inc.	606,923	44,536,010
Commerce Bancshares, Inc.	630,203	41,372,827
Community Bank System, Inc.	351,761	22,259,436
Community Trust Bancorp, Inc.	73,471	2,971,167
ConnectOne Bancorp, Inc.	295,297	7,220,012
CrossFirst Bankshares, Inc. (a) (b)	163,644	2,160,101
Cullen/Frost Bankers, Inc.	391,230	45,558,733
Customers Bancorp, Inc. (b)	789,937	26,778,864
CVB Financial Corp.	1,454,940	36,097,061
Dime Community Bancshares, Inc. (a)	294,064	8,718,998
Eagle Bancorp, Inc.	294,444	13,959,590
East West Bancorp, Inc.	690,412	44,738,698
Eastern Bankshares, Inc.	1,170,458	21,606,655
Enterprise Financial Services Corp.	211,664	8,784,056
FB Financial Corp.	233,103	9,142,300
Fifth Third Bancorp	1,274,477	42,822,427
Financial Institutions, Inc.	72,368	1,883,015
First BanCorp (c)	2,935,710	37,900,016
First BanCorp (c)	270,813	9,451,374
First Bancshares, Inc.	114,268	3,268,065
First Busey Corp.	248,162	5,670,502
First Citizens BancShares, Inc. Class A	71,252	46,583,133
Security Description	Shares	Value
First Commonwealth Financial Corp.	911,408	$ 12,231,095
First Financial Bancorp	561,793	10,898,784
First Financial Bankshares, Inc.	739,435	29,037,612
First Financial Corp.	105,803	4,708,234
First Foundation, Inc.	445,520	9,124,250
First Hawaiian, Inc.	1,041,951	23,662,707
First Horizon Corp.	2,063,138	45,100,197
First Interstate BancSystem, Inc. Class A (a)	1,048,926	39,974,570
First Merchants Corp. (a)	403,967	14,389,305
First Republic Bank	322,838	46,553,240
Flushing Financial Corp.	169,593	3,605,547
FNB Corp.	4,078,433	44,291,782
Fulton Financial Corp.	1,950,263	28,181,300
Glacier Bancorp, Inc.	622,267	29,507,901
Great Southern Bancorp, Inc.	59,805	3,502,181
Hancock Whitney Corp.	775,745	34,388,776
Hanmi Financial Corp.	247,016	5,543,039
HarborOne Bancorp, Inc.	298,369	4,114,509
Heartland Financial USA, Inc.	197,326	8,196,922
Heritage Commerce Corp.	255,779	2,734,278
Heritage Financial Corp.	247,374	6,223,930
Hilltop Holdings, Inc. (a)	930,378	24,803,877
Home BancShares, Inc.	1,528,138	31,739,426
HomeStreet, Inc.	276,252	9,577,657
Hope Bancorp, Inc.	1,513,509	20,946,965
Horizon Bancorp, Inc.	225,524	3,928,628
Huntington Bancshares, Inc.	3,652,619	43,941,007
Independent Bank Corp. (c)	294,887	23,422,874
Independent Bank Corp. (c)	121,133	2,335,444
Independent Bank Group, Inc.	382,864	26,000,294
International Bancshares Corp.	386,358	15,485,229
KeyCorp.	2,570,320	44,286,614
Lakeland Bancorp, Inc.	251,661	3,679,284
Lakeland Financial Corp.	227,747	15,126,956
Live Oak Bancshares, Inc. (a)	826,475	28,009,238
M&T Bank Corp.	274,224	43,708,563
Mercantile Bank Corp.	66,373	2,120,617
Meta Financial Group, Inc.	482,501	18,658,314
Metropolitan Bank Holding Corp. (b)	166,171	11,535,591
Midland States Bancorp, Inc.	115,164	2,768,543
National Bank Holdings Corp. Class A	219,027	8,382,163
NBT Bancorp, Inc.	244,541	9,192,296
Nicolet Bankshares, Inc. (a) (b)	85,446	6,181,164
OceanFirst Financial Corp.	402,368	7,697,300
OFG Bancorp	444,807	11,298,098
Old National Bancorp	3,033,002	44,858,100
Old Second Bancorp, Inc.	266,130	3,560,819
Origin Bancorp, Inc.	75,528	2,930,486
Pacific Premier Bancorp, Inc.	702,796	20,549,755
PacWest Bancorp	1,575,067	41,991,286
Park National Corp. (a)	52,607	6,378,599

See accompanying notes to financial statements.
124

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
Peapack-Gladstone Financial Corp.	88,046	$ 2,614,966
Peoples Bancorp, Inc. (a)	133,060	3,539,396
Pinnacle Financial Partners, Inc.	619,235	44,776,883
PNC Financial Services Group, Inc.	288,481	45,513,647
Popular, Inc.	583,422	44,882,654
Preferred Bank	107,906	7,339,766
Premier Financial Corp.	187,432	4,751,401
Prosperity Bancshares, Inc.	669,718	45,721,648
QCR Holdings, Inc.	141,160	7,621,228
Regions Financial Corp.	2,257,986	42,337,237
Renasant Corp. (a)	372,546	10,733,050
S&T Bancorp, Inc.	283,161	7,767,106
Sandy Spring Bancorp, Inc.	227,015	8,869,476
Seacoast Banking Corp. of Florida	503,249	16,627,347
ServisFirst Bancshares, Inc.	323,612	25,539,459
Signature Bank	225,605	40,430,672
Silvergate Capital Corp. Class A (b)	614,382	32,887,868
Simmons First National Corp. Class A	1,282,724	27,270,712
Southside Bancshares, Inc.	152,384	5,702,209
SouthState Corp. (a)	598,877	46,203,361
SVB Financial Group (b)	103,152	40,744,008
Synovus Financial Corp.	1,200,741	43,286,713
Texas Capital Bancshares, Inc. (b)	833,400	43,870,176
Tompkins Financial Corp.	62,246	4,487,937
Towne Bank	302,970	8,225,635
TriCo Bancshares	147,448	6,729,527
Triumph Bancorp, Inc. (b)	365,768	22,882,446
Truist Financial Corp.	993,833	47,137,499
Trustmark Corp.	446,426	13,031,175
UMB Financial Corp.	325,617	28,035,624
Umpqua Holdings Corp.	2,637,091	44,224,016
United Bankshares, Inc.	1,116,973	39,172,243
United Community Banks, Inc.	979,487	29,570,713
Univest Financial Corp.	126,840	3,226,810
Valley National Bancorp	4,082,063	42,494,276
Veritex Holdings, Inc.	563,296	16,482,041
Washington Federal, Inc.	577,113	17,324,932
Washington Trust Bancorp, Inc.	84,184	4,071,980
Security Description	Shares	Value
Webster Financial Corp.	982,848	$ 41,427,043
WesBanco, Inc.	391,409	12,411,579
Westamerica BanCorp (a)	158,328	8,812,536
Western Alliance Bancorp	610,370	43,092,122
Wintrust Financial Corp.	555,324	44,509,219
Zions Bancorp NA	865,100	44,033,590
		3,037,285,530
THRIFTS & MORTGAGE FINANCE — 0.6%
Northwest Bancshares, Inc. (a)	1,390,969	17,804,403
TOTAL COMMON STOCKS (Cost $3,858,556,452)		3,055,089,933
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (d) (e)	2,952,258	2,951,963
State Street Navigator Securities Lending Portfolio II (f) (g)	17,216,799	17,216,799
TOTAL SHORT-TERM INVESTMENTS (Cost $20,168,869)		20,168,762
TOTAL INVESTMENTS — 100.4% (Cost $3,878,725,321)		3,075,258,695
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(10,803,825)
NET ASSETS — 100.0%		$ 3,064,454,870
(a)	All or a portion of the shares of the security are on loan at June 30, 2022.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
125

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

See accompanying notes to financial statements.
126

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,055,089,933	$—	$—	$3,055,089,933
Short-Term Investments	20,168,762	—	—	20,168,762
TOTAL INVESTMENTS	$3,075,258,695	$—	$—	$3,075,258,695

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,388,108	$3,389,125	$203,918,729	$204,354,250	$(1,523)	$(118)	2,952,258	$ 2,951,963	$12,510
State Street Navigator Securities Lending Portfolio II	651,567	651,567	250,860,061	234,294,829	—	—	17,216,799	17,216,799	31,814
Total		$4,040,692	$454,778,790	$438,649,079	$(1,523)	$(118)		$20,168,762	$44,324
See accompanying notes to financial statements.
127

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2022

	SPDR Dow Jones REIT ETF	SPDR Portfolio S&P 400 Mid Cap ETF	SPDR Portfolio S&P 500 ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,708,672,907	$4,550,957,415	$12,725,171,863
Investments in affiliated issuers, at value	13,210,083	90,405,395	50,258,232
Total Investments	1,721,882,990	4,641,362,810	12,775,430,095
Foreign currency, at value	—	—	—
Net cash at broker	529,575	—	1,032,430
Cash	—	125	—
Receivable from broker — accumulated variation margin on futures contracts	253,736	—	197,459
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers	5,937,401	4,770,104	9,887,666
Dividends receivable — affiliated issuers	10,629	7,359	107,903
Securities lending income receivable — unaffiliated issuers	2,220	337,942	3,745
Securities lending income receivable — affiliated issuers	2,948	48,137	5,538
TOTAL ASSETS	1,728,619,499	4,646,526,477	12,786,664,836
LIABILITIES
Due to custodian	—	—	700
Payable upon return of securities loaned	7,123,081	88,463,327	24,284,921
Payable for fund shares repurchased	56,423	3,535	1,268
Payable to broker – accumulated variation margin on open futures contracts	—	—	—
Advisory fee payable	376,379	195,242	323,242
Trustees’ fees and expenses payable	469	975	2,462
TOTAL LIABILITIES	7,556,352	88,663,079	24,612,593
NET ASSETS	$1,721,063,147	$4,557,863,398	$12,762,052,243
NET ASSETS CONSIST OF:
Paid-in Capital	$2,290,452,075	$4,982,637,263	$13,322,915,455
Total distributable earnings (loss)	(569,388,928)	(424,773,865)	(560,863,212)
NET ASSETS	$1,721,063,147	$4,557,863,398	$12,762,052,243
NET ASSET VALUE PER SHARE
Net asset value per share	$ 95.05	$ 39.70	$ 44.34
Shares outstanding (unlimited amount authorized, $0.01 par value)	18,106,617	114,800,000	287,800,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,043,322,322	$4,795,029,208	$13,149,164,749
Investments in affiliated issuers	13,210,083	90,405,395	53,366,137
Total cost of investments	$2,056,532,405	$4,885,434,603	$13,202,530,886
Foreign currency, at cost	$ —	$ —	$ —
* Includes investments in securities on loan, at value	$ 20,979,664	$ 213,514,571	$ 50,840,009
See accompanying notes to financial statements.
128

SPDR Portfolio S&P 500 Growth ETF	SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF	SPDR Portfolio S&P 600 Small Cap ETF	SPDR Portfolio S&P 1500 Composite Stock Market ETF

$ 11,838,041,104	$7,726,045,096	$12,460,748,176	$3,997,492,693	$5,100,679,742
13,258,247	55,576,069	38,309,615	169,288,913	35,024,646
11,851,299,351	7,781,621,165	12,499,057,791	4,166,781,606	5,135,704,388
—	—	—	15,465	—
—	1,541,796	—	593,865	380,683
124,052	—	—	7,941	—
—	281,351	—	—	145,105
3,890	9,817	—	1,941	8,431
2,636,188	18,998,693	16,222,402	4,618,194	4,112,803
13,222	28,313	23,848	6,587	18,089
8,043	2,986	3,688	16,177	17,299
480	6,720	4,466	32,810	9,995
11,854,085,226	7,802,490,841	12,515,312,195	4,172,074,586	5,140,396,793

—	3,641	1,272	—	5
4,385,456	34,115,540	10,551,864	162,702,935	23,177,441
—	—	6,813	—	—
—	—	—	313,685	—
396,338	463,901	423,785	169,702	129,651
3,007	933	2,412	854	1,210
4,784,801	34,584,015	10,986,146	163,187,176	23,308,307
$ 11,849,300,425	$7,767,906,826	$12,504,326,049	$4,008,887,410	$ 5,117,088,486

$13,701,005,093	$8,736,721,759	$14,012,770,625	$4,577,980,419	$4,721,926,175
(1,851,704,668)	(968,814,933)	(1,508,444,576)	(569,093,009)	395,162,311
$ 11,849,300,425	$7,767,906,826	$12,504,326,049	$4,008,887,410	$ 5,117,088,486

$ 52.23	$ 39.89	$ 36.81	$ 36.00	$ 46.46
226,850,108	194,750,000	339,702,864	111,350,000	110,150,216

$13,107,039,248	$7,979,382,714	$13,362,834,751	$4,313,157,582	$4,621,679,495
13,258,329	55,576,108	43,836,634	169,288,999	36,077,701
$13,120,297,577	$8,034,958,822	$13,406,671,385	$4,482,446,581	$4,657,757,196
$ —	$ —	$ —	$ 16,507	$ —
$ 76,460,225	$ 42,307,351	$ 44,481,663	$ 227,586,756	$ 45,334,721
129

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2022

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF	SPDR S&P Biotech ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 1,211,262,885	$ 2,073,982,265	$ 5,463,520,086
Investments in affiliated issuers, at value	62,512,779	42,937,695	1,975,360,662
Total Investments	1,273,775,664	2,116,919,960	7,438,880,748
Net cash at broker	—	—	—
Cash	359	196,165	1,260
Receivable from broker — accumulated variation margin on futures contracts	—	—	—
Receivable for investments sold	—	—	—
Receivable for fund shares sold	—	—	13,911
Dividends receivable — unaffiliated issuers	450,693	4,572,876	—
Dividends receivable — affiliated issuers	1,124	3,802	3,222
Securities lending income receivable — unaffiliated issuers	2,410	1,845	77,705
Securities lending income receivable — affiliated issuers	65,220	13,957	226,657
TOTAL ASSETS	1,274,295,470	2,121,708,605	7,439,203,503
LIABILITIES
Payable upon return of securities loaned	44,046,656	40,635,342	592,952,060
Payable for investments purchased	—	4,502,385	—
Payable for fund shares repurchased	1,275	3,687	—
Payable to broker – accumulated variation margin on open futures contracts	—	—	—
Advisory fee payable	371,082	665,181	1,779,526
Trustees’ fees and expenses payable	313	668	1,482
TOTAL LIABILITIES	44,419,326	45,807,263	594,733,068
NET ASSETS	$1,229,876,144	$ 2,075,901,342	$ 6,844,470,435
NET ASSETS CONSIST OF:
Paid-in Capital	$1,750,394,800	$ 3,584,363,396	$16,169,482,718
Total distributable earnings (loss)	(520,518,656)	(1,508,462,054)	(9,325,012,283)
NET ASSETS	$1,229,876,144	$ 2,075,901,342	$ 6,844,470,435
NET ASSET VALUE PER SHARE
Net asset value per share	$ 100.60	$ 43.89	$ 74.24
Shares outstanding (unlimited amount authorized, $0.01 par value)	12,225,000	47,302,118	92,200,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,421,801,793	$ 2,640,582,533	$ 6,891,125,816
Investments in affiliated issuers	122,496,246	42,937,695	3,079,891,151
Total cost of investments	$1,544,298,039	$ 2,683,520,228	$ 9,971,016,967
* Includes investments in securities on loan, at value	$ 50,113,269	$ 56,207,395	$ 976,831,961
See accompanying notes to financial statements.
130

SPDR S&P Dividend ETF	SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF

$17,473,404,423	$ 885,221,968	$ 3,787,062,956	$ 3,055,089,933
3,359,648,820	25,242,026	440,356,136	20,168,762
20,833,053,243	910,463,994	4,227,419,092	3,075,258,695
1,267,888	—	3,140,666	—
664,433	75,907	7,465	45,995
265,044	—	—	—
—	—	429,636,588	124,959,258
—	—	48,917,069	14,522,764
38,042,821	709,682	1,439,212	7,306,208
15,218,085	855	16,123	6,170
21,815	2,778	8,351	2,103
63,129	4,034	37,496	1,898
20,888,596,458	911,257,250	4,710,622,062	3,222,103,091

290,219,370	24,781,739	125,547,549	17,216,799
—	—	113,226,742	14,524,477
653,330	11,260	397,078,986	124,947,181
—	—	1,003,170	—
5,988,186	292,581	1,464,527	958,798
4,582	407	760	966
296,865,468	25,085,987	638,321,734	157,648,221
$20,591,730,990	$ 886,171,263	$ 4,072,300,328	$ 3,064,454,870

$21,984,812,339	$ 2,127,918,294	$ 9,406,627,733	$ 5,239,818,901
(1,393,081,349)	(1,241,747,031)	(5,334,327,405)	(2,175,364,031)
$20,591,730,990	$ 886,171,263	$ 4,072,300,328	$ 3,064,454,870

$ 118.68	$ 54.70	$ 119.42	$ 58.09
173,503,658	16,200,016	34,100,000	52,752,585

$17,012,863,375	$ 1,318,174,441	$ 4,278,662,235	$ 3,858,556,452
3,327,854,260	25,242,033	571,701,936	20,168,869
$20,340,717,635	$ 1,343,416,474	$ 4,850,364,171	$ 3,878,725,321
$ 313,290,272	$ 38,403,078	$ 177,541,433	$ 41,772,771
131

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2022

	SPDR Dow Jones REIT ETF	SPDR Portfolio S&P 400 Mid Cap ETF	SPDR Portfolio S&P 500 ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 43,343,112	$ 70,604,308	$ 189,997,468
Dividend income — affiliated issuers	24,926	14,999	343,976
Unaffiliated securities lending income	13,747	684,726	50,870
Affiliated securities lending income	22,410	212,387	64,066
Foreign taxes withheld	—	—	(41,078)
TOTAL INVESTMENT INCOME (LOSS)	43,404,195	71,516,420	190,415,302
EXPENSES
Advisory fee	4,897,861	2,507,546	3,930,163
Trustees’ fees and expenses	16,977	47,932	118,391
Miscellaneous expenses	1,065	4,019	8,431
TOTAL EXPENSES	4,915,903	2,559,497	4,056,985
NET INVESTMENT INCOME (LOSS)	$ 38,488,292	$ 68,956,923	$ 186,358,317
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(41,798,888)	(26,550,370)	(38,675,225)
Investments — affiliated issuers	(3,793)	(490)	(22,183)
In-kind redemptions — unaffiliated issuers	284,322,726	419,517,242	889,476,899
In-kind redemptions — affiliated issuers	—	—	381,703
Futures contracts	(2,525,289)	—	(3,031,278)
Net realized gain (loss)	239,994,756	392,966,382	848,129,916
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(414,260,683)	(1,302,798,089)	(2,705,160,323)
Investments — affiliated issuers	(65)	—	(3,682,678)
Foreign currency translations	—	—	—
Futures contracts	351,655	—	67,879
Net change in unrealized appreciation/depreciation	(413,909,093)	(1,302,798,089)	(2,708,775,122)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(173,914,337)	(909,831,707)	(1,860,645,206)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(135,426,045)	$ (840,874,784)	$(1,674,286,889)
See accompanying notes to financial statements.
132

SPDR Portfolio S&P 500 Growth ETF	SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF	SPDR Portfolio S&P 600 Small Cap ETF	SPDR Portfolio S&P 1500 Composite Stock Market ETF

107,231,533	226,134,192	$ 283,938,130	$ 64,315,111	$ 81,269,566
22,470	36,428	652,675	16,440	149,185
120,067	16,847	65,362	140,872	58,699
1,596	58,179	49,437	368,955	60,509
(32,935)	—	(50,892)	(57,259)	(18,316)
107,342,731	226,245,646	284,654,712	64,784,119	81,519,643

5,551,178	4,063,859	5,272,635	2,157,350	1,694,724
127,906	47,424	123,977	41,523	51,843
7,633	2,971	8,543	2,356	4,394
5,686,717	4,114,254	5,405,155	2,201,229	1,750,961
$ 101,656,014	$ 222,131,392	$ 279,249,557	$ 62,582,890	$ 79,768,682

(166,906,647)	(86,032,787)	(187,110,659)	25,874,402	4,083,336
(2,666)	6,373	(87,258)	(501)	(2,999)
1,922,350,606	639,722,715	1,440,669,231	282,264,838	166,713,963
—	—	1,100,015	—	33,235
—	(1,760,413)	—	(939,042)	(3,182,899)
1,755,441,293	551,935,888	1,254,571,329	307,199,697	167,644,636

(4,310,632,999)	(790,748,483)	(2,184,125,962)	(1,165,683,561)	(909,854,793)
(82)	(113)	(7,130,859)	(86)	(1,149,931)
—	—	—	(2,126)	—
—	280,915	—	(298,318)	81,565
(4,310,633,081)	(790,467,681)	(2,191,256,821)	(1,165,984,091)	(910,923,159)
(2,555,191,788)	(238,531,793)	(936,685,492)	(858,784,394)	(743,278,523)
$(2,453,535,774)	$ (16,400,401)	$ (657,435,935)	$ (796,201,504)	$(663,509,841)
133

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2022

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF	SPDR S&P Biotech ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 9,587,726	$ 79,409,086	$ 6,771,234
Dividend income — affiliated issuers	3,216	8,404	8,694
Unaffiliated securities lending income	39,094	62,935	1,356,570
Affiliated securities lending income	423,976	108,478	3,811,099
Foreign taxes withheld	—	(207,054)	—
TOTAL INVESTMENT INCOME (LOSS)	10,054,012	79,381,849	11,947,597
EXPENSES
Advisory fee	4,561,430	10,926,856	23,448,768
Trustees’ fees and expenses	11,378	33,434	66,548
Miscellaneous expenses	694	1,813	3,720
TOTAL EXPENSES	4,573,502	10,962,103	23,519,036
NET INVESTMENT INCOME (LOSS)	$ 5,480,510	$ 68,419,746	$ (11,571,439)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(81,168,348)	(99,224,875)	(2,122,704,142)
Investments — affiliated issuers	(6,059,684)	(287)	(1,213,821,806)
In-kind redemptions — unaffiliated issuers	72,142,248	248,479,653	683,262,529
In-kind redemptions — affiliated issuers	(2,658,208)	—	194,363,875
Futures contracts	—	—	—
Net realized gain (loss)	(17,743,992)	149,254,491	(2,458,899,544)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(329,095,227)	(599,763,026)	(588,764,944)
Investments — affiliated issuers	(59,983,467)	(87)	(825,194,336)
Futures contracts	—	—	—
Net change in unrealized appreciation/depreciation	(389,078,694)	(599,763,113)	(1,413,959,280)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(406,822,686)	(450,508,622)	(3,872,858,824)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(401,342,176)	$(382,088,876)	$(3,884,430,263)
See accompanying notes to financial statements.
134

SPDR S&P Dividend ETF	SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF

491,782,222	$ 18,260,299	$ 94,907,899	$ 117,191,783
111,651,083	1,644	20,892	12,510
185,781	42,934	399,664	40,288
343,604	21,204	322,027	31,814
—	—	—	(373,996)
603,962,690	18,326,081	95,650,482	116,902,399

71,363,902	6,091,660	15,034,619	16,800,115
184,240	18,654	38,061	49,199
10,983	990	2,239	2,779
71,559,125	6,111,304	15,074,919	16,852,093
$ 532,403,565	$ 12,214,777	$ 80,575,563	$ 100,050,306

(218,244,931)	(100,667,392)	(240,281,821)	(204,774,998)
(48,409,610)	(36)	(32,362,533)	(1,523)
1,953,550,275	151,656,263	2,036,696,059	216,776,086
160,528,175	—	109,497,902	—
(4,116,094)	—	(430,150)	—
1,843,307,815	50,988,835	1,873,119,457	11,999,565

(2,514,326,040)	(495,164,986)	(845,850,996)	(580,343,011)
(143,241)	(269)	(99,456,447)	(118)
264,635	—	(919,441)	—
(2,514,204,646)	(495,165,255)	(946,226,884)	(580,343,129)
(670,896,831)	(444,176,420)	926,892,573	(568,343,564)
$ (138,493,266)	$(431,961,643)	$1,007,468,136	$(468,293,258)
135

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)
For the Year Ended June 30, 2022

	SPDR Dow Jones REIT ETF		SPDR Portfolio S&P 400 Mid Cap ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 38,488,292	$ 30,283,365	$ 68,956,923	$ 47,428,965
Net realized gain (loss)	239,994,756	91,064,262	392,966,382	266,396,275
Net change in unrealized appreciation/depreciation	(413,909,093)	359,095,645	(1,302,798,089)	1,087,416,403
Net increase (decrease) in net assets resulting from operations	(135,426,045)	480,443,272	(840,874,784)	1,401,241,643
Net equalization credits and charges	1,077,428	1,204,854	979,551	1,009,931
Distributions to shareholders	(57,959,259)	(54,876,892)	(71,743,228)	(49,077,782)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,862,451,562	783,226,916	2,028,134,155	1,622,660,864
Cost of shares redeemed	(1,786,577,250)	(723,381,833)	(1,276,250,737)	(597,274,713)
Net income equalization	(1,077,428)	(1,204,854)	(979,551)	(1,009,931)
Net increase (decrease) in net assets from beneficial interest transactions	74,796,884	58,640,229	750,903,867	1,024,376,220
Contribution from Affiliate (Note 4)	—	—	—	—
Net increase (decrease) in net assets during the period	(117,510,992)	485,411,463	(160,734,594)	2,377,550,012
Net assets at beginning of period	1,838,574,139	1,353,162,676	4,718,597,992	2,341,047,980
NET ASSETS AT END OF PERIOD	$ 1,721,063,147	$1,838,574,139	$ 4,557,863,398	$4,718,597,992
SHARES OF BENEFICIAL INTEREST:
Shares sold	17,100,000	8,050,000	42,900,000	39,200,000
Shares redeemed	(16,525,000)	(7,850,000)	(28,050,000)	(14,150,000)
Net increase (decrease) from share transactions	575,000	200,000	14,850,000	25,050,000
See accompanying notes to financial statements.
136

SPDR Portfolio S&P 500 ETF		SPDR Portfolio S&P 500 Growth ETF		SPDR Portfolio S&P 500 High Dividend ETF
Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21

$ 186,358,317	$ 120,455,347	$ 101,656,014	$ 82,061,441	$ 222,131,392	$ 116,025,365
848,129,916	301,046,694	1,755,441,293	1,038,640,678	551,935,888	(4,604,806)
(2,708,775,122)	2,231,266,676	(4,310,633,081)	2,126,761,430	(790,467,681)	874,034,071
(1,674,286,889)	2,652,768,717	(2,453,535,774)	3,247,463,549	(16,400,401)	985,454,630
5,376,419	6,306,755	2,223,931	(493,317)	(6,178,692)	12,307,779
(188,796,183)	(128,324,398)	(103,641,351)	(80,430,292)	(237,671,317)	(160,715,135)

6,679,268,632	3,953,548,520	8,170,992,793	5,703,151,577	5,933,719,622	3,324,153,528
(2,778,413,734)	(1,269,740,715)	(6,143,013,035)	(4,394,878,772)	(2,578,305,652)	(1,398,635,231)
(5,376,419)	(6,306,755)	(2,223,931)	493,317	6,178,692	(12,307,779)
3,895,478,479	2,677,501,050	2,025,755,827	1,308,766,122	3,361,592,662	1,913,210,518
—	283	—	—	—	—
2,037,771,826	5,208,252,407	(529,197,367)	4,475,306,062	3,101,342,252	2,750,257,792
10,724,280,417	5,516,028,010	12,378,497,792	7,903,191,730	4,666,564,574	1,916,306,782
$12,762,052,243	$10,724,280,417	$ 11,849,300,425	$12,378,497,792	$ 7,767,906,826	$ 4,666,564,574

129,750,000	90,500,000	123,100,000	102,600,000	140,350,000	92,550,000
(55,000,000)	(29,400,000)	(92,800,000)	(81,850,000)	(62,000,000)	(44,850,000)
74,750,000	61,100,000	30,300,000	20,750,000	78,350,000	47,700,000
137

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)
For the Year Ended June 30, 2022

	SPDR Portfolio S&P 500 Value ETF		SPDR Portfolio S&P 600 Small Cap ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 279,249,557	$ 183,854,090	$ 62,582,890	$ 40,693,734
Net realized gain (loss)	1,254,571,329	507,335,408	307,199,697	436,342,553
Net change in unrealized appreciation/depreciation	(2,191,256,821)	1,821,036,620	(1,165,984,091)	1,136,742,012
Net increase (decrease) in net assets resulting from operations	(657,435,935)	2,512,226,118	(796,201,504)	1,613,778,299
Net equalization credits and charges	7,262,787	14,874,727	687,303	405,833
Distributions to shareholders	(282,443,167)	(202,245,622)	(63,935,978)	(40,714,770)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	7,958,440,346	8,158,270,638	1,459,116,780	1,724,820,187
Cost of shares redeemed	(6,634,750,287)	(3,101,216,977)	(770,007,476)	(1,286,469,639)
Net income equalization	(7,262,787)	(14,874,727)	(687,303)	(405,833)
Other Capital	(1)	—	—	—
Net increase (decrease) in net assets from beneficial interest transactions	1,316,427,271	5,042,178,934	688,422,001	437,944,715
Contribution from Affiliate (Note 4)	—	—	—	—
Net increase (decrease) in net assets during the period	383,810,956	7,367,034,157	(171,028,178)	2,011,414,077
Net assets at beginning of period	12,120,515,093	4,753,480,936	4,179,915,588	2,168,501,511
NET ASSETS AT END OF PERIOD	$12,504,326,049	$12,120,515,093	$ 4,008,887,410	$ 4,179,915,588
SHARES OF BENEFICIAL INTEREST:
Shares sold	198,200,000	230,150,000	34,600,000	47,300,000
Shares redeemed	(165,050,000)	(87,300,000)	(18,350,000)	(33,800,000)
Net increase (decrease) from share transactions	33,150,000	142,850,000	16,250,000	13,500,000
See accompanying notes to financial statements.
138

SPDR Portfolio S&P 1500 Composite Stock Market ETF		SPDR S&P Aerospace & Defense ETF		SPDR S&P Bank ETF
Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21

$ 79,768,682	$ 62,889,974	$ 5,480,510	$ 9,069,198	$ 68,419,746	$ 67,427,760
167,644,636	129,998,605	(17,743,992)	52,248,589	149,254,491	542,536,671
(910,923,159)	1,269,671,847	(389,078,694)	436,585,914	(599,763,113)	585,489,088
(663,509,841)	1,462,560,426	(401,342,176)	497,903,701	(382,088,876)	1,195,453,519
855,069	1,076,209	50,136	(216,092)	(3,627,256)	852,864
(81,693,432)	(63,343,703)	(5,246,533)	(10,988,452)	(69,634,560)	(67,946,493)

1,117,438,063	849,007,337	840,610,317	489,494,797	2,953,282,901	4,833,069,959
(437,827,069)	(457,500,917)	(622,861,774)	(926,536,789)	(3,781,340,654)	(3,911,901,721)
(855,069)	(1,076,209)	(50,136)	216,092	3,627,256	(852,864)
67	—	—	—	—	—
678,755,992	390,430,211	217,698,407	(436,825,900)	(824,430,497)	920,315,374
—	377	—	—	—	—
(65,592,212)	1,790,723,520	(188,840,166)	49,873,257	(1,279,781,189)	2,048,675,264
5,182,680,698	3,391,957,178	1,418,716,310	1,368,843,053	3,355,682,531	1,307,007,267
$ 5,117,088,486	$5,182,680,698	$1,229,876,144	$1,418,716,310	$ 2,075,901,342	$ 3,355,682,531

20,600,000	18,500,000	7,050,000	4,100,000	54,700,000	108,900,000
(8,300,000)	(10,350,000)	(5,550,000)	(9,000,000)	(72,800,000)	(84,900,000)
12,300,000	8,150,000	1,500,000	(4,900,000)	(18,100,000)	24,000,000
139

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)
For the Year Ended June 30, 2022

	SPDR S&P Biotech ETF		SPDR S&P Dividend ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (11,571,439)	$ 12,179,756	$ 532,403,565	$ 526,450,346
Net realized gain (loss)	(2,458,899,544)	2,028,256,333	1,843,307,815	1,423,016,936
Net change in unrealized appreciation/depreciation	(1,413,959,280)	(854,712,613)	(2,514,204,646)	3,453,397,010
Net increase (decrease) in net assets resulting from operations	(3,884,430,263)	1,185,723,476	(138,493,266)	5,402,864,292
Net equalization credits and charges	(7,464,925)	(53,142)	3,579,314	(1,159,957)
Distributions to shareholders	—	(15,283,987)	(552,419,296)	(521,149,557)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	21,303,849,455	26,873,805,345	8,538,884,091	7,407,582,758
Cost of shares redeemed	(17,829,682,985)	(26,192,159,617)	(6,927,197,514)	(7,816,206,352)
Net income equalization	7,464,925	53,142	(3,579,314)	1,159,957
Other Capital	1,691	—	—	—
Net increase (decrease) in net assets from beneficial interest transactions	3,481,633,086	681,698,870	1,608,107,263	(407,463,637)
Net increase (decrease) in net assets during the period	(410,262,102)	1,852,085,217	920,774,015	4,473,091,141
Net assets at beginning of period	7,254,732,537	5,402,647,320	19,670,956,975	15,197,865,834
NET ASSETS AT END OF PERIOD	$ 6,844,470,435	$ 7,254,732,537	$20,591,730,990	$19,670,956,975
SHARES OF BENEFICIAL INTEREST:
Shares sold	219,275,000	202,775,000	68,550,000	69,700,000
Shares redeemed	(180,600,000)	(197,475,000)	(55,850,000)	(75,450,000)
Net increase (decrease) from share transactions	38,675,000	5,300,000	12,700,000	(5,750,000)
See accompanying notes to financial statements.
140

SPDR S&P Homebuilders ETF		SPDR S&P Oil & Gas Exploration & Production ETF		SPDR S&P Regional Banking ETF
Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21

$ 12,214,777	$ 10,400,351	$ 80,575,563	$ 57,555,220	$ 100,050,306	$ 70,423,739
50,988,835	504,225,927	1,873,119,457	242,245,741	11,999,565	611,856,682
(495,165,255)	130,969,967	(946,226,884)	1,549,687,113	(580,343,129)	328,735,480
(431,961,643)	645,596,245	1,007,468,136	1,849,488,074	(468,293,258)	1,011,015,901
(1,058,174)	(62,047)	(5,592,209)	(668,841)	(4,770,368)	3,958,373
(11,092,891)	(10,311,927)	(74,165,492)	(57,596,381)	(95,537,482)	(73,439,026)

6,138,199,523	3,610,610,330	17,912,759,795	8,815,049,542	12,386,769,610	12,742,887,843
(6,771,455,166)	(3,082,707,241)	(18,899,755,374)	(8,548,874,570)	(13,851,362,802)	(9,795,689,998)
1,058,174	62,047	5,592,209	668,841	4,770,368	(3,958,373)
—	—	—	—	—	—
(632,197,469)	527,965,136	(981,403,370)	266,843,813	(1,459,822,824)	2,943,239,472
(1,076,310,177)	1,163,187,407	(53,692,935)	2,058,066,665	(2,028,423,932)	3,884,774,720
1,962,481,440	799,294,033	4,125,993,263	2,067,926,598	5,092,878,802	1,208,104,082
$ 886,171,263	$ 1,962,481,440	$ 4,072,300,328	$ 4,125,993,263	$ 3,064,454,870	$ 5,092,878,802

85,150,000	56,800,000	161,500,000	130,600,000	181,450,000	225,750,000
(95,750,000)	(48,200,000)	(170,050,000)	(127,550,000)	(206,450,000)	(179,450,000)
(10,600,000)	8,600,000	(8,550,000)	3,050,000	(25,000,000)	46,300,000
141

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones REIT ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 104.87	$ 78.07	$ 98.82	$ 93.80	$ 92.99
Income (loss) from investment operations:
Net investment income (loss) (a)	2.18	1.89	2.50	2.74	2.47
Net realized and unrealized gain (loss) (b)	(8.86)	28.25	(19.84)	5.92	1.20
Total from investment operations	(6.68)	30.14	(17.34)	8.66	3.67
Net equalization credits and charges (a)	0.06	0.08	(0.10)	0.01	(0.04)
Distributions to shareholders from:
Net investment income	(3.20)	(3.42)	(3.31)	(3.65)	(2.82)
Net asset value, end of period	$ 95.05	$ 104.87	$ 78.07	$ 98.82	$ 93.80
Total return (c)	(6.69)%	39.59%	(18.04)%	9.58%	4.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,721,063	$1,838,574	$1,353,163	$2,532,796	$2,563,630
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	1.96%	2.12%	2.61%	2.89%	2.72%
Portfolio turnover rate (d)	10%	6%	17%	9%	6%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
142

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 400 Mid Cap ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 47.21	$ 31.26	$ 34.06	$ 34.86	$ 30.80
Income (loss) from investment operations:
Net investment income (loss) (b)	0.64	0.54	0.54	0.54	0.52
Net realized and unrealized gain (loss) (c)	(7.50)	15.95	(2.77)	(0.82)	4.16
Total from investment operations	(6.86)	16.49	(2.23)	(0.28)	4.68
Net equalization credits and charges (b)	0.01	0.01	0.01	0.04	0.07
Distributions to shareholders from:
Net investment income	(0.66)	(0.55)	(0.58)	(0.56)	(0.50)
Net realized gains	—	—	—	—	(0.19)
Total distributions	(0.66)	(0.55)	(0.58)	(0.56)	(0.69)
Net asset value, end of period	$ 39.70	$ 47.21	$ 31.26	$ 34.06	$ 34.86
Total return (d)	(14.67)%	53.05%	(6.53)%	(0.60)%	15.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,557,863	$4,718,598	$2,341,048	$1,592,467	$780,885
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.05%	0.05%	0.06%
Net investment income (loss)	1.37%	1.34%	1.66%	1.61%	1.56%
Portfolio turnover rate (e)	13%	14%	30%	8%	11%
(a)	On October 16, 2017, the SPDR Portfolio Mid Cap ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
143

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 50.34	$ 36.30	$ 34.53	$ 31.87	$ 28.36
Income (loss) from investment operations:
Net investment income (loss) (b)	0.73	0.66	0.69	0.65	0.61
Net realized and unrealized gain (loss) (c)	(6.03)	14.02	1.72	2.64	3.38
Total from investment operations	(5.30)	14.68	2.41	3.29	3.99
Net equalization credits and charges (b)	0.02	0.03	0.06	0.05	0.11
Contribution from Affiliate	—	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(0.72)	(0.67)	(0.70)	(0.68)	(0.59)
Net asset value, end of period	$ 44.34	$ 50.34	$ 36.30	$ 34.53	$ 31.87
Total return (e)	(10.67)%	40.79%	7.26%	10.65%	14.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,762,052	$10,724,280	$5,516,028	$2,527,961	$1,362,496
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.03%	0.04%
Net investment income (loss)	1.42%	1.51%	1.97%	2.00%	1.94%
Portfolio turnover rate (f)	2%	4%	11%	5%	7%
(a)	On October 16, 2017, the SPDR Portfolio Large Cap ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
144

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Growth ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 62.98	$ 44.96	$ 38.74	$ 35.12	$ 29.56
Income (loss) from investment operations:
Net investment income (loss) (b)	0.47	0.46	0.55	0.53	0.48
Net realized and unrealized gain (loss) (c)	(10.76)	18.02	6.24	3.60	5.50
Total from investment operations	(10.29)	18.48	6.79	4.13	5.98
Net equalization credits and charges (b)	0.01	(0.00)(d)	(0.01)	0.03	0.05
Distributions to shareholders from:
Net investment income	(0.47)	(0.46)	(0.56)	(0.54)	(0.47)
Net asset value, end of period	$ 52.23	$ 62.98	$ 44.96	$ 38.74	$ 35.12
Total return (e)	(16.45)%	41.27%	17.67%	11.96%	20.51%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,849,300	$12,378,498	$7,903,192	$5,390,890	$2,648,124
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.04%	0.06%
Net investment income (loss)	0.73%	0.85%	1.36%	1.45%	1.43%
Portfolio turnover rate (f)	14%	11%	23%	21%	13%
(a)	On October 16, 2017, the SPDR Portfolio S&P 500 Growth ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
145

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 High Dividend ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 40.09	$ 27.89	$ 38.01	$ 37.27	$ 35.27
Income (loss) from investment operations:
Net investment income (loss) (a)	1.60	1.48	1.58	1.64	1.52
Net realized and unrealized gain (loss) (b)	(0.19)	12.47	(10.08)	0.61	2.15
Total from investment operations	1.41	13.95	(8.50)	2.25	3.67
Net equalization credits and charges (a)	(0.04)	0.16	0.09	0.19	0.13
Distributions to shareholders from:
Net investment income	(1.57)	(1.91)	(1.71)	(1.70)	(1.49)
Net realized gains	—	—	—	—	(0.31)
Total distributions	(1.57)	(1.91)	(1.71)	(1.70)	(1.80)
Net asset value, end of period	$ 39.89	$ 40.09	$ 27.89	$ 38.01	$ 37.27
Total return (c)	3.37%	51.84%	(22.55)%	6.82%	10.96%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,767,907	$4,666,565	$1,916,307	$1,704,761	$566,538
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.07%	0.08%
Net investment income (loss)	3.83%	4.28%	4.64%	4.41%	4.17%
Portfolio turnover rate (d)	29%	39%	45%	28%	35%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
146

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Value ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 39.54	$ 29.04	$ 31.28	$ 29.60	$ 28.38
Income (loss) from investment operations:
Net investment income (loss) (b)	0.86	0.81	0.84	0.79	0.75
Net realized and unrealized gain (loss) (c)	(2.76)	10.45	(2.31)	1.68	1.25
Total from investment operations	(1.90)	11.26	(1.47)	2.47	2.00
Net equalization credits and charges (b)	0.02	0.07	0.07	0.03	0.12
Distributions to shareholders from:
Net investment income	(0.85)	(0.83)	(0.84)	(0.82)	(0.73)
Net realized gains	—	—	—	—	(0.17)
Total distributions	(0.85)	(0.83)	(0.84)	(0.82)	(0.90)
Net asset value, end of period	$ 36.81	$ 39.54	$ 29.04	$ 31.28	$ 29.60
Total return (d)	(4.92)%	39.44%	(4.54)%	8.59%	7.49%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,504,326	$12,120,515	$4,753,481	$2,883,852	$1,355,967
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.04%	0.06%
Net investment income (loss)	2.12%	2.28%	2.67%	2.63%	2.49%
Portfolio turnover rate (e)	16%	18%	34%	30%	16%
(a)	On October 16, 2017, the SPDR Portfolio S&P 500 Value ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.
147

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 600 Small Cap ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 43.95	$ 26.57	$ 30.65	$ 32.26	$ 27.69
Income (loss) from investment operations:
Net investment income (loss) (b)	0.61	0.45	0.44	0.48	0.50
Net realized and unrealized gain (loss) (c)	(7.95)	17.37	(4.07)	(1.57)	4.49
Total from investment operations	(7.34)	17.82	(3.63)	(1.09)	4.99
Net equalization credits and charges (b)	0.01	0.00(d)	0.04	0.01	0.04
Distributions to shareholders from:
Net investment income	(0.62)	(0.44)	(0.49)	(0.53)	(0.46)
Net asset value, end of period	$ 36.00	$ 43.95	$ 26.57	$ 30.65	$ 32.26
Total return (e)	(16.87)%	67.37%	(11.78)%	(3.24)%	18.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,008,887	$4,179,916	$2,168,502	$1,367,143	$1,188,787
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.05%	0.05%	0.06%
Net investment income (loss)	1.45%	1.25%	1.55%	1.57%	1.63%
Portfolio turnover rate (f)	16%	13%	80%	14%	28%
(a)	On October 16, 2017, the SPDR Portfolio Small Cap ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
148

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 1500 Composite Stock Market ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 52.97	$ 37.81	$ 36.49	$ 33.98	$ 30.06
Income (loss) from investment operations:
Net investment income (loss) (b)	0.76	0.68	0.72	0.68	0.64
Net realized and unrealized gain (loss) (c)	(6.51)	15.15	1.35	2.43	3.72
Total from investment operations	(5.75)	15.83	2.07	3.11	4.36
Net equalization credits and charges (b)	0.01	0.01	(0.02)	0.06	0.10
Contribution from Affiliate	—	0.00(d)	—	—	—
Other capital	0.00(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.77)	(0.68)	(0.73)	(0.66)	(0.54)
Net asset value, end of period	$ 46.46	$ 52.97	$ 37.81	$ 36.49	$ 33.98
Total return (e)	(11.02)%	42.13%	5.76%	9.45%	14.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,117,088	$5,182,681	$3,391,957	$3,497,222	$2,198,379
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.03%	0.03%	0.04%
Net investment income (loss)	1.41%	1.48%	1.93%	1.96%	1.92%
Portfolio turnover rate (f)	1%	3%	12%	4%	8%
(a)	On October 16, 2017, the SPDR Portfolio Total Stock Market ETF underwent a 6-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
149

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Aerospace & Defense ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 132.28	$ 87.61	$ 104.01	$ 87.07	$ 70.38
Income (loss) from investment operations:
Net investment income (loss) (a)	0.49	0.77	1.01	0.54	0.57
Net realized and unrealized gain (loss) (b)	(31.72)	44.88	(16.37)	17.39	16.70
Total from investment operations	(31.23)	45.65	(15.36)	17.93	17.27
Net equalization credits and charges (a)	0.00(c)	(0.02)	0.00(c)	0.03	0.04
Voluntary contribution from Custodian	—	—	—	0.00(c)	—
Distributions to shareholders from:
Net investment income	(0.45)	(0.96)	(1.04)	(1.02)	(0.62)
Net asset value, end of period	$ 100.60	$ 132.28	$ 87.61	$ 104.01	$ 87.07
Total return (d)	(23.65)%	52.23%	(14.83)%	20.75%	24.64%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,229,876	$1,418,716	$1,368,843	$1,549,742	$1,279,944
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.42%	0.71%	1.01%	0.58%	0.68%
Portfolio turnover rate (e)	38%	26%	28%	22%	32%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
150

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Bank ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 51.31	$ 31.57	$ 43.45	$ 47.19	$ 43.58
Income (loss) from investment operations:
Net investment income (loss) (a)	1.15	1.16	1.09	0.90	0.72
Net realized and unrealized gain (loss) (b)	(7.26)	19.71	(11.95)	(3.62)	3.60
Total from investment operations	(6.11)	20.87	(10.86)	(2.72)	4.32
Net equalization credits and charges (a)	(0.06)	0.01	0.02	(0.03)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.25)	(1.14)	(1.04)	(0.99)	(0.71)
Net asset value, end of period	$ 43.89	$ 51.31	$ 31.57	$ 43.45	$ 47.19
Total return (d)	(12.36)%	67.13%	(25.32)%	(5.72)%	9.91%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,075,901	$3,355,683	$1,307,007	$1,742,407	$3,633,782
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.19%	2.60%	2.74%	2.02%	1.54%
Portfolio turnover rate (e)	37%	41%	30%	24%	29%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
151

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS   (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Biotech ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 135.54	$ 112.03	$ 87.82	$ 95.23	$ 77.15
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.17)	0.24	0.01	0.04	0.20
Net realized and unrealized gain (loss) (b)	(61.02)	23.57	24.22	(7.37)	18.06
Total from investment operations	(61.19)	23.81	24.23	(7.33)	18.26
Net equalization credits and charges (a)	(0.11)	(0.00)(c)	0.00(c)	0.00(c)	0.01
Other capital	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	—	(0.30)	(0.02)	(0.08)	(0.19)
Net asset value, end of period	$ 74.24	$ 135.54	$ 112.03	$ 87.82	$ 95.23
Total return (d)	(45.23)%	21.27%	27.59%	(7.70)%	23.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,844,470	$7,254,733	$5,402,647	$4,412,868	$5,232,982
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	(0.17)%	0.18%	0.01%	0.05%	0.23%
Portfolio turnover rate (e)	64%	74%	66%	45%	62%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
152

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Dividend ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 122.33	$ 91.25	$ 100.96	$ 92.65	$ 88.93
Income (loss) from investment operations:
Net investment income (loss) (a)	3.25	3.28	2.84	2.41	2.31
Net realized and unrealized gain (loss) (b)	(3.57)	31.05	(9.68)	8.30	6.10
Total from investment operations	(0.32)	34.33	(6.84)	10.71	8.41
Net equalization credits and charges (a)	0.02	(0.01)	(0.04)	0.02	(0.03)
Distributions to shareholders from:
Net investment income	(3.35)	(3.24)	(2.83)	(2.42)	(2.33)
Net realized gains	—	—	—	—	(2.33)
Total distributions	(3.35)	(3.24)	(2.83)	(2.42)	(4.66)
Net asset value, end of period	$ 118.68	$ 122.33	$ 91.25	$ 100.96	$ 92.65
Total return (c)	(0.28)%	38.17%	(6.82)%	11.76%	9.44%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,591,731	$19,670,957	$15,197,866	$18,698,029	$15,351,950
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.61%	3.06%	2.89%	2.49%	2.51%
Portfolio turnover rate (d)	24%	22%	31%	20%	24%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
153

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Homebuilders ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 73.23	$ 43.92	$ 41.69	$ 39.56	$ 38.53
Income (loss) from investment operations:
Net investment income (loss) (a)	0.51	0.43	0.43	0.41	0.35
Net realized and unrealized gain (loss) (b)	(18.48)	29.30	2.20	2.17	1.03
Total from investment operations	(17.97)	29.73	2.63	2.58	1.38
Net equalization credits and charges (a)	(0.04)	(0.00)(c)	0.03	(0.03)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.52)	(0.42)	(0.43)	(0.42)	(0.35)
Net asset value, end of period	$ 54.70	$ 73.23	$ 43.92	$ 41.69	$ 39.56
Total return (d)	(24.73)%	67.87%	6.49%	6.59%	3.55%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$886,171	$1,962,481	$799,294	$658,639	$828,757
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.70%	0.70%	1.01%	1.09%	0.86%
Portfolio turnover rate (e)	21%	24%	27%	32%	35%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
154

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Exploration & Production ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 96.74	$ 52.22	$ 108.92	$ 172.16	$ 127.60
Income (loss) from investment operations:
Net investment income (loss) (b)	2.07	1.37	1.46	1.12	1.08
Net realized and unrealized gain (loss) (c)	22.83	44.56	(56.76)	(63.20)	44.56
Total from investment operations	24.90	45.93	(55.30)	(62.08)	45.64
Net equalization credits and charges (b)	(0.14)	(0.02)	0.02	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(2.08)	(1.39)	(1.42)	(1.16)	(1.08)
Net asset value, end of period	$ 119.42	$ 96.74	$ 52.22	$ 108.92	$ 172.16
Total return (e)	25.79%	89.34%	(50.86)%	(36.12)%	35.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,072,300	$4,125,993	$2,067,927	$1,884,277	$3,107,237
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.88%	2.07%	2.13%	0.81%	0.76%
Portfolio turnover rate (f)	42%	71%	41%	37%	36%
(a)	After the close of trading on March 30, 2020, the SPDR S&P Oil & Gas Exploration & Production ETF underwent a 1-for-4 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
155

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Regional Banking ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 65.50	$ 38.41	$ 53.53	$ 60.96	$ 54.97
Income (loss) from investment operations:
Net investment income (loss) (a)	1.42	1.44	1.37	1.15	0.93
Net realized and unrealized gain (loss) (b)	(7.33)	26.99	(15.21)	(7.32)	5.91
Total from investment operations	(5.91)	28.43	(13.84)	(6.17)	6.84
Net equalization credits and charges (a)	(0.07)	0.08	0.11	(0.06)	0.05
Distributions to shareholders from:
Net investment income	(1.43)	(1.42)	(1.39)	(1.20)	(0.90)
Net asset value, end of period	$ 58.09	$ 65.50	$ 38.41	$ 53.53	$ 60.96
Total return (c)	(9.37)%	75.38%	(25.96)%	(10.15)%	12.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,064,455	$5,092,879	$1,208,104	$2,237,599	$5,404,393
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.08%	2.47%	2.79%	2.03%	1.56%
Portfolio turnover rate (d)	44%	50%	35%	27%	33%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
156

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2022

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Dow Jones REIT ETF
SPDR Portfolio S&P 400 Mid Cap ETF
SPDR Portfolio S&P 500 ETF
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
SPDR Portfolio S&P 600 Small Cap ETF
SPDR Portfolio S&P 1500 Composite Stock Market ETF
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
Each Fund is classified as a diversified investment company under the 1940 Act, except that the SPDR Portfolio S&P 500 Growth ETF is classified as a non-diversified investment company.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based
157

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2022, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds
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Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2022, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly, except SPDR Dow Jones REIT ETF which declares and pays monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
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June 30, 2022

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended June 30, 2022, the SPDR Portfolio S&P 500 ETF, the SPDR Portfolio S&P 500 High Dividend ETF, the SPDR Portfolio S&P 600 Small Cap ETF, the SPDR Portfolio S&P 1500 Composite Stock Market ETF, the SPDR S&P Dividend ETF, the SPDR Dow Jones REIT ETF and the SPDR S&P Oil & Gas Exploration & Production ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2022, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	$253,736	$—	$253,736
SPDR Portfolio S&P 500 ETF
Futures Contracts	—	—	—	197,459	—	197,459
SPDR Portfolio S&P 500 High Dividend ETF
Futures Contracts	—	—	—	281,351	—	281,351
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	145,105	—	145,105
SPDR S&P Dividend ETF
Futures Contracts	—	—	—	265,044	—	265,044
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	$313,685	$—	$—	$ —	$—	$ 313,685
SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	—	—	—	1,003,170	—	1,003,170

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	(2,525,289)	$—	(2,525,289)
SPDR Portfolio S&P 500 ETF
Futures Contracts	—	—	—	(3,031,278)	—	(3,031,278)
SPDR Portfolio S&P 500 High Dividend ETF
Futures Contracts	—	—	—	(1,760,413)	—	(1,760,413)
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	(939,042)	—	(939,042)
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	(3,182,899)	—	(3,182,899)
SPDR S&P Dividend ETF
Futures Contracts	—	—	—	(4,116,094)	—	(4,116,094)
SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	—	—	—	(430,150)	—	(430,150)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones REIT ETF
Futures Contracts	$—	$—	$—	$ 351,655	$—	$ 351,655
SPDR Portfolio S&P 500 ETF
Futures Contracts	—	—	—	67,879	—	67,879
SPDR Portfolio S&P 500 High Dividend ETF
Futures Contracts	—	—	—	280,915	—	280,915
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	(298,318)	—	(298,318)
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	81,565	—	81,565
SPDR S&P Dividend ETF
Futures Contracts	—	—	—	264,635	—	264,635
SPDR S&P Oil & Gas Exploration & Production ETF
Futures Contracts	—	—	—	(919,441)	—	(919,441)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Dow Jones REIT ETF	0.25%
SPDR Portfolio S&P 400 Mid Cap ETF	0.05
SPDR Portfolio S&P 500 ETF	0.03
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

Annual Rate
SPDR Portfolio S&P 500 Growth ETF	0.04%
SPDR Portfolio S&P 500 High Dividend ETF	0.07
SPDR Portfolio S&P 500 Value ETF	0.04
SPDR Portfolio S&P 600 Small Cap ETF	0.05
SPDR Portfolio S&P 1500 Composite Stock Market ETF	0.03
SPDR S&P Aerospace & Defense ETF	0.35
SPDR S&P Bank ETF	0.35
SPDR S&P Biotech ETF	0.35
SPDR S&P Dividend ETF	0.35
SPDR S&P Homebuilders ETF	0.35
SPDR S&P Oil & Gas Exploration & Production ETF	0.35
SPDR S&P Regional Banking ETF	0.35
From time to time, the Adviser may also waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2022. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2022 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Effective January 1, 2022 net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
162

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2022 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2022, were as follows:
	Purchases	Sales
SPDR Dow Jones REIT ETF	$ 189,274,412	$ 199,840,952
SPDR Portfolio S&P 400 Mid Cap ETF	690,989,446	663,272,764
SPDR Portfolio S&P 500 ETF	274,851,642	286,445,864
SPDR Portfolio S&P 500 Growth ETF	1,992,816,095	1,975,738,504
SPDR Portfolio S&P 500 High Dividend ETF	1,772,825,636	1,647,211,031
SPDR Portfolio S&P 500 Value ETF	2,055,974,511	2,035,893,515
SPDR Portfolio S&P 600 Small Cap ETF	704,221,508	704,317,312
SPDR Portfolio S&P 1500 Composite Stock Market ETF	105,353,388	70,975,223
SPDR S&P Aerospace & Defense ETF	490,605,667	491,146,924
SPDR S&P Bank ETF	1,123,130,719	1,120,715,318
SPDR S&P Biotech ETF	4,336,605,527	4,346,462,600
SPDR S&P Dividend ETF	5,276,569,595	4,847,005,009
SPDR S&P Homebuilders ETF	367,980,692	365,253,800
SPDR S&P Oil & Gas Exploration & Production ETF	1,777,032,209	1,766,164,711
SPDR S&P Regional Banking ETF	2,077,118,393	2,070,469,215
For the year ended June 30, 2022, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones REIT ETF	$ 1,767,221,303	$ 1,691,106,758	$ 284,322,726
SPDR Portfolio S&P 400 Mid Cap ETF	1,837,269,106	1,086,653,750	419,517,242
SPDR Portfolio S&P 500 ETF	6,320,582,986	2,420,986,426	889,858,602
SPDR Portfolio S&P 500 Growth ETF	7,450,422,828	5,445,530,396	1,922,350,606
SPDR Portfolio S&P 500 High Dividend ETF	5,660,589,567	2,449,583,727	639,722,715
SPDR Portfolio S&P 500 Value ETF	7,521,166,658	6,215,137,265	1,441,769,246
SPDR Portfolio S&P 600 Small Cap ETF	1,407,514,186	715,141,772	282,264,838
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio S&P 1500 Composite Stock Market ETF	$ 1,051,638,336	$ 413,222,114	$ 166,747,198
SPDR S&P Aerospace & Defense ETF	815,211,532	595,614,570	69,484,040
SPDR S&P Bank ETF	2,474,139,464	3,301,332,855	248,479,653
SPDR S&P Biotech ETF	16,538,400,336	13,061,203,944	877,626,404
SPDR S&P Dividend ETF	8,061,593,751	6,888,191,250	2,114,078,450
SPDR S&P Homebuilders ETF	5,150,882,221	5,784,573,131	151,656,263
SPDR S&P Oil & Gas Exploration & Production ETF	13,879,295,495	14,863,312,622	2,146,193,961
SPDR S&P Regional Banking ETF	9,292,452,220	10,752,461,669	216,776,086
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, foreign currency gains and losses, passive foreign investment companies, partnerships, corporate actions, forward contracts mark to market, futures contracts mark to market, return of capital basis adjustments, wash sale loss deferrals and distributions in excess of current earnings.
The tax character of distributions paid during the year ended June 30, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Dow Jones REIT ETF	$ 57,959,259	$—	$ 57,959,259
SPDR Portfolio S&P 400 Mid Cap ETF	71,743,228	—	71,743,228
SPDR Portfolio S&P 500 ETF	188,796,183	—	188,796,183
164

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio S&P 500 Growth ETF	$103,641,351	$—	$103,641,351
SPDR Portfolio S&P 500 High Dividend ETF	237,671,317	—	237,671,317
SPDR Portfolio S&P 500 Value ETF	282,443,167	—	282,443,167
SPDR Portfolio S&P 600 Small Cap ETF	63,935,978	—	63,935,978
SPDR Portfolio S&P 1500 Composite Stock Market ETF	81,693,432	—	81,693,432
SPDR S&P Aerospace & Defense ETF	5,246,533	—	5,246,533
SPDR S&P Bank ETF	69,634,560	—	69,634,560
SPDR S&P Biotech ETF	—	—	—
SPDR S&P Dividend ETF	552,419,296	—	552,419,296
SPDR S&P Homebuilders ETF	11,092,891	—	11,092,891
SPDR S&P Oil & Gas Exploration & Production ETF	74,165,492	—	74,165,492
SPDR S&P Regional Banking ETF	95,537,482	—	95,537,482
The tax character of distributions paid during the year ended June 30, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Dow Jones REIT ETF	$ 54,876,892	$ —	$ 54,876,892
SPDR Portfolio S&P 400 Mid Cap ETF	49,077,782	—	49,077,782
SPDR Portfolio S&P 500 ETF	128,324,398	—	128,324,398
SPDR Portfolio S&P 500 Growth ETF	80,430,292	—	80,430,292
SPDR Portfolio S&P 500 High Dividend ETF	160,715,135	—	160,715,135
SPDR Portfolio S&P 500 Value ETF	202,245,622	—	202,245,622
SPDR Portfolio S&P 600 Small Cap ETF	40,714,770	—	40,714,770
SPDR Portfolio S&P 1500 Composite Stock Market ETF	63,343,703	—	63,343,703
SPDR S&P Aerospace & Defense ETF	10,988,452	—	10,988,452
SPDR S&P Bank ETF	67,946,493	—	67,946,493
SPDR S&P Biotech ETF	15,283,987	—	15,283,987
SPDR S&P Dividend ETF	521,149,557	—	521,149,557
SPDR S&P Homebuilders ETF	10,311,927	—	10,311,927
SPDR S&P Oil & Gas Exploration & Production ETF	57,596,381	—	57,596,381
SPDR S&P Regional Banking ETF	73,439,026	—	73,439,026
At June 30, 2022, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Dow Jones REIT ETF	$ —	$ (233,229,827)	$—	$ (336,159,101)	$ (569,388,928)
SPDR Portfolio S&P 400 Mid Cap ETF	—	(170,889,546)	—	(253,884,319)	(424,773,865)
SPDR Portfolio S&P 500 ETF	—	(131,214,886)	—	(429,648,326)	(560,863,212)
SPDR Portfolio S&P 500 Growth ETF	877,205	(578,221,129)	—	(1,274,360,744)	(1,851,704,668)
SPDR Portfolio S&P 500 High Dividend ETF	—	(710,482,084)	—	(258,332,849)	(968,814,933)
SPDR Portfolio S&P 500 Value ETF	—	(598,264,119)	—	(910,180,457)	(1,508,444,576)
SPDR Portfolio S&P 600 Small Cap ETF	—	(239,167,758)	—	(329,925,251)	(569,093,009)
SPDR Portfolio S&P 1500 Composite Stock Market ETF	—	(82,051,109)	—	477,213,420	395,162,311
SPDR S&P Aerospace & Defense ETF	233,977	(247,184,684)	—	(273,567,949)	(520,518,656)
SPDR S&P Bank ETF	1,562,792	(938,340,844)	—	(571,684,002)	(1,508,462,054)
SPDR S&P Biotech ETF	—	(6,775,681,500)	—	(2,549,330,783)	(9,325,012,283)
SPDR S&P Dividend ETF	—	(1,867,805,410)	—	474,724,061	(1,393,081,349)
165

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR S&P Homebuilders ETF	$2,151,129	$ (810,778,244)	$—	$ (433,119,916)	(1,241,747,031)
SPDR S&P Oil & Gas Exploration & Production ETF	6,410,071	(4,710,342,701)	—	(630,394,775)	(5,334,327,405)
SPDR S&P Regional Banking ETF	4,512,824	(1,372,415,110)	—	(807,461,745)	(2,175,364,031)
As of June 30, 2022, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Dow Jones REIT ETF	$ 56,406,941	$ 176,822,886
SPDR Portfolio S&P 400 Mid Cap ETF	76,740,965	94,148,581
SPDR Portfolio S&P 500 ETF	77,086,248	54,128,638
SPDR Portfolio S&P 500 Growth ETF	483,456,493	94,764,636
SPDR Portfolio S&P 500 High Dividend ETF	403,749,763	306,732,321
SPDR Portfolio S&P 500 Value ETF	338,132,412	260,131,707
SPDR Portfolio S&P 600 Small Cap ETF	103,244,019	135,923,739
SPDR Portfolio S&P 1500 Composite Stock Market ETF	18,039,739	64,011,370
SPDR S&P Aerospace & Defense ETF	117,203,075	129,981,609
SPDR S&P Bank ETF	391,451,483	546,889,361
SPDR S&P Biotech ETF	3,871,227,650	2,904,453,850
SPDR S&P Dividend ETF	867,554,874	1,000,250,536
SPDR S&P Homebuilders ETF	478,873,944	331,904,300
SPDR S&P Oil & Gas Exploration & Production ETF	2,114,801,668	2,595,541,033
SPDR S&P Regional Banking ETF	646,830,108	725,585,002
As of June 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones REIT ETF	$ 2,058,295,827	$ 10,481,453	$ 346,640,554	$ (336,159,101)
SPDR Portfolio S&P 400 Mid Cap ETF	4,895,247,131	294,697,354	548,581,675	(253,884,321)
SPDR Portfolio S&P 500 ETF	13,205,275,560	784,446,198	1,214,094,524	(429,648,326)
SPDR Portfolio S&P 500 Growth ETF	13,131,022,613	416,827,146	1,696,550,408	(1,279,723,262)
SPDR Portfolio S&P 500 High Dividend ETF	8,040,234,929	262,319,122	520,651,971	(258,332,849)
SPDR Portfolio S&P 500 Value ETF	13,409,238,248	631,741,079	1,541,921,536	(910,180,457)
SPDR Portfolio S&P 600 Small Cap ETF	4,496,391,992	321,346,463	651,270,672	(329,924,209)
SPDR Portfolio S&P 1500 Composite Stock Market ETF	4,658,635,925	836,054,788	358,986,325	477,068,463
SPDR S&P Aerospace & Defense ETF	1,547,343,613	40,093,569	313,661,518	(273,567,949)
SPDR S&P Bank ETF	2,688,603,962	7,870,423	579,554,425	(571,684,002)
SPDR S&P Biotech ETF	9,988,211,531	88,554,960	2,637,885,743	(2,549,330,783)
SPDR S&P Dividend ETF	20,358,593,817	1,471,491,780	996,767,719	474,724,061
SPDR S&P Homebuilders ETF	1,343,583,910	1,757,925	434,877,841	(433,119,916)
SPDR S&P Oil & Gas Exploration & Production ETF	4,856,810,356	29,246,192	659,640,967	(630,394,775)
SPDR S&P Regional Banking ETF	3,882,720,440	7,034,273	814,496,018	(807,461,745)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2022, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2022:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Dow Jones REIT ETF	$ 20,979,664	$ 7,123,081	$ 14,634,363	$ 21,757,444
SPDR Portfolio S&P 400 Mid Cap ETF	213,514,571	88,463,327	132,700,834	221,164,161
SPDR Portfolio S&P 500 ETF	50,840,009	24,284,921	28,288,115	52,573,036
SPDR Portfolio S&P 500 Growth ETF	76,460,225	4,385,456	74,732,729	79,118,185
SPDR Portfolio S&P 500 High Dividend ETF	42,307,351	34,115,540	10,190,990	44,306,530
SPDR Portfolio S&P 500 Value ETF	44,481,663	10,551,864	35,638,421	46,190,285
SPDR Portfolio S&P 600 Small Cap ETF	227,586,756	162,702,935	76,165,185	238,868,120
SPDR Portfolio S&P 1500 Composite Stock Market ETF	45,334,721	23,177,441	23,810,526	46,987,967
SPDR S&P Aerospace & Defense ETF	50,113,269	44,046,656	9,358,443	53,405,099
SPDR S&P Bank ETF	56,207,395	40,635,342	16,509,502	57,144,844
SPDR S&P Biotech ETF	976,831,961	592,952,060	441,949,783	1,034,901,843
SPDR S&P Dividend ETF	313,290,272	290,219,370	31,865,046	322,084,416
SPDR S&P Homebuilders ETF	38,403,078	24,781,739	15,558,066	40,339,805
SPDR S&P Oil & Gas Exploration & Production ETF	177,541,433	125,547,549	66,545,001	192,092,550
SPDR S&P Regional Banking ETF	41,772,771	17,216,799	25,582,960	42,799,759
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements as of June 30, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones REIT ETF	Common Stocks	$ 7,123,081	$—	$—	$—	$ 7,123,081	$ 7,123,081
SPDR Portfolio S&P 400 Mid Cap ETF	Common Stocks	88,463,327	—	—	—	88,463,327	88,463,327
SPDR Portfolio S&P 500 ETF	Common Stocks	24,284,921	—	—	—	24,284,921	24,284,921
SPDR Portfolio S&P 500 Growth ETF	Common Stocks	4,385,456	—	—	—	4,385,456	4,385,456
SPDR Portfolio S&P 500 High Dividend ETF	Common Stocks	34,115,540	—	—	—	34,115,540	34,115,540
SPDR Portfolio S&P 500 Value ETF	Common Stocks	10,551,864	—	—	—	10,551,864	10,551,864
SPDR Portfolio S&P 600 Small Cap ETF	Common Stocks	162,702,935	—	—	—	162,702,935	162,702,935
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

		Remaining Contractual Maturity of the Agreements as of June 30, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio S&P 1500 Composite Stock Market ETF	Common Stocks	$ 23,169,218	$—	$—	$—	$ 23,169,218	$ 23,169,218
SPDR Portfolio S&P 1500 Composite Stock Market ETF	Warrants	8,223	—	—	—	8,223	8,223
SPDR S&P Aerospace & Defense ETF	Common Stocks	44,046,656	—	—	—	44,046,656	44,046,656
SPDR S&P Bank ETF	Common Stocks	40,635,342	—	—	—	40,635,342	40,635,342
SPDR S&P Biotech ETF	Common Stocks	592,952,060	—	—	—	592,952,060	592,952,060
SPDR S&P Dividend ETF	Common Stocks	290,219,370	—	—	—	290,219,370	290,219,370
SPDR S&P Homebuilders ETF	Common Stocks	24,781,739	—	—	—	24,781,739	24,781,739
SPDR S&P Oil & Gas Exploration & Production ETF	Common Stocks	125,547,549	—	—	—	125,547,549	125,547,549
SPDR S&P Regional Banking ETF	Common Stocks	17,216,799	—	—	—	17,216,799	17,216,799
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions default.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
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11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
169

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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Dow Jones REIT ETF, SPDR Portfolio S&P 400 Mid Cap ETF, SPDR Portfolio S&P 500 ETF, SPDR Portfolio S&P 500 Growth ETF, SPDR Portfolio S&P 500 High Dividend ETF, SPDR Portfolio S&P 500 Value ETF, SPDR Portfolio S&P 600 Small Cap ETF, SPDR Portfolio S&P 1500 Composite Stock Market ETF, SPDR S&P Aerospace & Defense ETF, SPDR S&P Bank ETF, SPDR S&P Biotech ETF, SPDR S&P Dividend ETF, SPDR S&P Homebuilders ETF, SPDR S&P Oil & Gas Exploration & Production ETF and SPDR S&P Regional Banking ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Dow Jones REIT ETF, SPDR Portfolio S&P 400 Mid Cap ETF, SPDR Portfolio S&P 500 ETF, SPDR Portfolio S&P 500 Growth ETF, SPDR Portfolio S&P 500 High Dividend ETF, SPDR Portfolio S&P 500 Value ETF, SPDR Portfolio S&P 600 Small Cap ETF, SPDR Portfolio S&P 1500 Composite Stock Market ETF, SPDR S&P Aerospace & Defense ETF, SPDR S&P Bank ETF, SPDR S& P Biotech ETF, SPDR S&P Dividend ETF, SPDR S&P Homebuilders ETF, SPDR S&P Oil & Gas Exploration & Production ETF and SPDR S&P Regional Banking ETF (collectively referred to as the “Funds”) (fifteen of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (fifteen of the funds constituting SPDR® Series Trust) at June 30, 2022, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 29, 2022
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OTHER INFORMATION
June 30, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Dow Jones REIT ETF	0.25%	$ 787.40	$ 1.11	$1,023.60	$1.25
SPDR Portfolio S&P 400 Mid Cap ETF	0.05	804.60	0.22	1,024.50	0.25
SPDR Portfolio S&P 500 ETF	0.03	800.20	0.13	1,024.60	0.15
SPDR Portfolio S&P 500 Growth ETF	0.04	723.70	0.17	1,024.60	0.20
SPDR Portfolio S&P 500 High Dividend ETF	0.07	972.60	0.34	1,024.40	0.35
SPDR Portfolio S&P 500 Value ETF	0.04	885.80	0.19	1,024.60	0.20
SPDR Portfolio S&P 600 Small Cap ETF	0.05	810.40	0.22	1,024.50	0.25
SPDR Portfolio S&P 1500 Composite Stock Market ETF	0.03	801.00	0.13	1,024.60	0.15
SPDR S&P Aerospace & Defense ETF	0.35	865.20	1.62	1,023.10	1.76
SPDR S&P Bank ETF	0.35	815.00	1.58	1,023.10	1.76
SPDR S&P Biotech ETF	0.35	663.60	1.44	1,023.10	1.76
SPDR S&P Dividend ETF	0.35	930.70	1.68	1,023.10	1.76
SPDR S&P Homebuilders ETF	0.35	641.10	1.42	1,023.10	1.76
SPDR S&P Oil & Gas Exploration & Production ETF	0.35	1,257.80	1.96	1,023.10	1.76
SPDR S&P Regional Banking ETF	0.35	828.80	1.59	1,023.10	1.76
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
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Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. Over the course of the prior year, SSGA FM provided the Board with reports addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for periods ending June 2021 and December 2021 including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which aninvestment in the Fund may be subject.
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OTHER INFORMATION  (continued)
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Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2022.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2022 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment Adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the Funds voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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OTHER INFORMATION  (continued)
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Approval of Advisory Agreement
At a meeting held prior to June 30, 2022, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives. The Board also considered the Adviser’s role in overseeing third party sub-advisers, as applicable.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. The Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund and reviewed information regarding such SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
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OTHER INFORMATION  (continued)
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Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF. In approving the continuance of the Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Agreement are fair and reasonable and that the continuance of the Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	125	The Motley Fool Funds Trust (Trustee).
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	125	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008 - May 2017).	125	Principal Financial
Group (Director and Financial Committee Chair);
Bain Capital
Specialty
Finance
(Director); University of Notre Dame (Trustee);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
					(Director).
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc.(construction and real estate company) (February 2007 - April 2017).	125	Rydex Series Funds
Rydex Dynamic Funds
Rydex Variable Trust
Guggenheim Funds
Trust; Guggenheim
Variable Funds Trust;
Guggenheim Strategy
Funds Trust; Transparent
Value Trust; Fiduciary/
Claymore Energy
Infrastructure Fund;
Guggenheim Taxable
Municipal Managed
Duration Trust;
Guggenheim Strategic
Opportunities Fund;
Guggenheim Enhanced
Equity Income Fund;
Guggenheim Credit
Allocation Fund,
Guggenheim Energy
					& Income Fund, Guggenheim Active Allocation Fund (Trustee and Audit Committee Chair).
176

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman,
Fusion Acquisition Corp II. (February
2020 - Present);
Non-Executive Chairman,
Fusion Acquisition Corp.
(June 2020 - September 2021);
Retired Chairman and Director,
SSGA Funds Management, Inc.
(2005 - March 2020); Retired
Executive Vice President, State
Street Global Advisors (2012 -
March 2020); Retired Chief
Executive Officer and Manager,
State Street Global Advisors
Funds Distributors, LLC (May
2017 - March 2020); Director,
State Street Global Markets,
LLC (2013 - April 2017);
President, SSGA Funds
Management, Inc. (2005 - 2012);
Principal, State Street
Global Advisors (2000 - 2005).	136	The Select Sector SPDR Trust (November 2005 - Present); SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016 -
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
177

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - Present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
RYAN HILL SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1982	Assistant Treasurer	Term: Unlimited Served: since May 2022	Vice President, State Street Global Advisors and SSGA Funds Management Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Co. (May 2014 - May 2017).
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1976	Assistant Treasurer	Term: Unlimited Served: since May 2022	Vice President, State Street Global Advisors and SSGA Funds Management Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
178

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

DAVID BARR SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term:Unlimited Served:since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
179

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SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDRSTEQ2AR

Annual Report
June 30, 2022
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg 1-10 Year TIPS ETF (Formerly, SPDR Bloomberg Barclays 1-10 Year TIPS ETF)
SPDR Bloomberg 1-3 Month T-Bill ETF (Formerly, SPDR Bloomberg Barclays 1-3 Month T-Bill ETF)
SPDR Bloomberg 3-12 Month T-Bill ETF (Formerly, SPDR Bloomberg Barclays 3-12 Month T-Bill ETF)
SPDR Bloomberg Emerging Markets USD Bond ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SPDR Bloomberg Investment Grade Floating Rate ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SPDR Nuveen Bloomberg Municipal Bond ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SPDR Bloomberg Convertible Securities ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SPDR Bloomberg High Yield Bond ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SPDR Bloomberg Short Term High Yield Bond ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SPDR Bloomberg SASB Corporate Bond ESG Select ETF
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summary (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index is designed to measure the performance of the inflation protected public obligations of the U.S. Treasury commonly known as “TIPS” that have a remaining maturity greater than or equal to 1 year and less than 10 years. TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.
The Bloomberg 1-3 Month U.S. Treasury Bill Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. The index includes all publicly issued zero coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and at least 1 month, are rated investment-grade, and have $300 million or more of outstanding face value.
The Bloomberg 3-12 Month U.S. Treasury Bill Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 3 months and less than 12 months. The index includes all publicly issued U.S. Treasury Bills that have a remaining maturity of less than 12 months and at least 3 months, and are rated investment-grade. In addition, the securities must be denominated in U.S. dollars and must have a fixed rate.
The Bloomberg Emerging USD Bond Core Index is designed to measure the performance of fixed-rate U.S. dollar-denominated debt issued by sovereign and quasi-sovereign (government owned and government guaranteed) emerging market issuers.
The Bloomberg U.S. Dollar Floating Rate Note < 5 Years Index consists of debt instruments that pay a variable coupon rate, a majority of which are based on the 3-month LIBOR, with a fixed spread. The index may include U.S. registered, dollar denominated bonds of non-U.S. corporations, governments and supranational entities. Excluded from the Index are fixed rate bullet bonds, fixed-rate puttable and fixed-rate callable bonds, fixed rate and fixed to floating capital securities, bonds with equity-linked features (e.g. warrants and convertibles), inflation linked bonds and securitized bonds.
The Bloomberg Municipal Yield Index is market value-weighted and designed to measure the performance of U.S. dollar-denominated high-yield municipal bonds issued by U.S. states, the District of Columbia, U.S. territories and local governments or agencies.
The Bloomberg Municipal Managed Money 1-25 Years Index is designed to track the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds. The index is comprised of tax-exempt municipal securities issued by states, cities, counties, districts and their respective agencies. A general obligation bond is secured by the full faith and credit of its issuer.
The Bloomberg Managed Money Municipal Short Term Index tracks is a rules-based, market-value weighted index comprised of publicly traded municipal bonds that cover the U.S. dollar denominated short term tax exempt bond market, including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
The Bloomberg U.S. Convertible Liquid Bond Index is designed to represent the market of U.S. convertible securities, such as convertible bonds. Convertible bonds are bonds that can be exchanged, at the option of the holder, for a specific number of shares of the issuer's preferred stock ("Preferred Securities") or common stock. The index components are a subset of issues in the Barclays Convertible Composite Index.
The Bloomberg High Yield Very Liquid Index is designed to measure the performance of publicly issued U.S. dollar denominated high yield corporate bonds with above-average liquidity. High yield securities are generally rated below investment grade and are commonly referred to as "junk bonds."
The Bloomberg U.S. High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index is designed to measure the performance of short-term publicly issued U.S. dollar-denominated high yield corporate bonds. High yield securities are generally rated below investment-grade and are commonly referred to as “junk” bonds.
The Bloomberg SASB U.S. Corporate Bond ESG Ex-Controversies Select Index is designed to measure the performance of investment grade corporate bonds issued by companies that exhibit certain environmental, social and governance ("ESG") characteristics, while also minimizing active total risk versus the Bloomberg U.S. Corporate Bond Index.
See accompanying notes to financial statements.
1

SPDR Bloomberg 1-10 Year TIPS ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
SPDR Bloomberg 1-10 Year TIPS ETF* (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-10 year sector of the United States Government Inflation-Linked market. The Fund’s benchmark is the Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index (the “Index”)**.
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –2.21%, and the Index was –2.09%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing policy action and the resulting risk rally stemming from rising inflationary pressures and the Federal Reserve (“the Fed”), hawkish policy were primary drivers of Fund performance during the Reporting Period. The Fund NAV decreased from around $21.00 to around $19.46 during the Reporting Period.
Markets in general remain volatile as inflation hit a forty year high of 9.1%. In response the Federal Reserve (“the Fed”) has taken a hawkish stance by aggressively raising policy rates to combat the high inflation print. The yield on U.S. 10-year TIPS increased from -87 bps to 67 bps for the Reporting Period, which had a negative effect on performance.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
* Prior to 10/31/2021, the SPDR Bloomberg 1-10 Year TIPS ETF was known as the SPDR Bloomberg Barclays 1-10 Year TIPS ETF.
** Prior to 8/24/2021, the Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index was known as the Bloomberg Barclays 1-10 Year U.S. Government Inflation-Linked Bond Index.
See accompanying notes to financial statements.
2

SPDR Bloomberg 1-10 Year TIPS ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg 1-10 Year Government Inflation-Linked Bond Index	Net Asset Value	Market Value	Bloomberg 1-10 Year Government Inflation-Linked Bond Index
ONE YEAR	(2.21)%	(2.20)%	(2.09)%	(2.21)%	(2.20)%	(2.09)%
FIVE YEARS	16.58%	16.61%	17.42%	3.12%	3.12%	3.26%
SINCE INCEPTION(1)	17.54%	17.55%	19.11%	1.79%	1.79%	1.94%
(1)	For the period May 29, 2013 to June 30, 2022. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/29/13, 5/30/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg 1-10 Year TIPS ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Bloomberg 1-10 Year TIPS ETF (Formerly, SPDR Bloomberg Barclays 1-10 Year TIPS ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2022

Description	% of Net Assets
Treasury Inflation Protected Indexed Notes 0.63% 1/15/2024	4.2%
Treasury Inflation Protected Indexed Notes 0.63% 1/15/2026	4.1
Treasury Inflation Protected Indexed Notes 0.13% 7/15/2024	3.9
Treasury Inflation Protected Indexed Notes 0.25% 1/15/2025	3.6
Treasury Inflation Protected Indexed Bonds 3.88% 4/15/2029	3.6
TOTAL	19.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2022

% of Net Assets
U.S. Treasury Obligations	99.2%
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.7
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR Bloomberg 1-3 Month T-Bill ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
SPDR Bloomberg 1-3 Month T-Bill ETF* (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-3 month sector of the United States Treasury Bill market. The Fund’s benchmark is the Bloomberg 1-3 Month U.S. Treasury Bill Index (the “Index”)**.
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was 0.03%, and the Index was 0.18%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing policy action and the resulting risk rally stemming from rising inflationary pressures and Federal Reserve’s (“the Fed”) hawkish policy were primary drivers of Fund performance during the Reporting Period. The Fund NAV was range bound between $91.40 to $91.5 for the same period.
Markets in general remain volatile as inflation hit a forty year high of 9.1%. In response the Fed has taken a hawkish stance by aggressively raising policy rates to combat the high inflation print. The U.S. 3 month treasury yields remained flat around 3bps in 2021 and then increased dramatically in the first half of 2022 to 160 bps amid fears of rising inflation, which contributed to low returns across the entirety of the Treasury curve.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
* Prior to 10/31/2021, the SPDR Bloomberg 1-3 Month T-Bill ETF was known as the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF.
** Prior to 8/24/2021, the Bloomberg 1-3 Month U.S. Treasury Bill Index was known as the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index.
See accompanying notes to financial statements.
5

SPDR Bloomberg 1-3 Month T-Bill ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg 1-3 Month U.S. Treasury Bill Index	Net Asset Value	Market Value	Bloomberg 1-3 Month U.S. Treasury Bill Index
ONE YEAR	0.03%	0.05%	0.18%	0.03%	0.05%	0.18%
FIVE YEARS	4.63%	4.66%	5.38%	0.91%	0.92%	1.05%
TEN YEARS	4.71%	4.75%	6.13%	0.46%	0.47%	0.60%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg 1-3 Month T-Bill ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.14%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR Bloomberg 1-3 Month T-Bill ETF (Formerly, SPDR Bloomberg Barclays 1-3 Month T-Bill ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2022

Description	% of Net Assets
U.S. Treasury Bills 0.77% 7/14/2022	12.5%
U.S. Treasury Bills Zero Coupon, 8/11/2022	11.5
U.S. Treasury Bills 0.67% 7/7/2022	9.5
U.S. Treasury Bills Zero Coupon, 7/21/2022	9.5
U.S. Treasury Bills Zero Coupon, 7/28/2022	9.0
TOTAL	52.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2022

% of Net Assets
U.S. Treasury Obligations	99.8%
Short-Term Investment	0.2
Liabilities in Excess of Other Assets	(0.0) *
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR Bloomberg 3-12 Month T-Bill ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Bloomberg 3-12 Month T-Bill ETF* (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 3-12 month sector of the United States Treasury Bill market. The Fund’s benchmark is the Bloomberg 3-12 Month U.S. Treasury Bill Index (the “Index”)**.
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –0.24%, and the Index was –0.12%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing policy action and the resulting risk rally stemming from rising inflationary pressures and Federal Reserves’ (“the Fed”) hawkish policy were primary drivers of Fund performance during the Reporting Period. The Fund NAV decreased from $100 to 99.76 for the Reporting Period.
Markets in general remain volatile as inflation hit a forty year high of 9.1%. In response the Fed has taken a hawkish stance by aggressively raising policy rates to combat the high inflation print. U.S. 3-month treasury yields remained flat around 3bps in 2021 and then increased dramatically in the first half of 2022 amid fears of rising inflation. Similarly, U.S. 12-month treasury yields increased from 7bps to 316 bps for the same period.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
* Prior to 10/31/2021, the SPDR Bloomberg 3-12 Month T-Bill ETF was known as the SPDR Bloomberg Barclays 3-12 Month T-Bill ETF.
** Prior to 8/24/2021, the Bloomberg 3-12 Month U.S. Treasury Bill Index was known as the Bloomberg Barclays 3-12 Month U.S. Treasury Bill Index.
See accompanying notes to financial statements.
8

SPDR Bloomberg 3-12 Month T-Bill ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg 3-12 Month U.S. Treasury Bill Index	Net Asset Value	Market Value	Bloomberg 3-12 Month U.S. Treasury Bill Index
ONE YEAR	(0.24)%	(0.22)%	(0.12)%	(0.24)%	(0.22)%	(0.12)%
SINCE INCEPTION(1)	(0.27)%	(0.24)%	(0.04)%	(0.15)%	(0.13)%	(0.03)%
(1)	For the period September 23, 2020 to June 30, 2022. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/23/20, 9/24/20, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg 3-12 Month T-Bill ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.14%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR Bloomberg 3-12 Month T-Bill ETF (Formerly, SPDR Bloomberg Barclays 3-12 Month T-Bill ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2022

Description	% of Net Assets
U.S. Treasury Bills 0.67% 9/1/2022	9.3%
U.S. Treasury Bills 0.73% 9/8/2022	8.2
U.S. Treasury Bills 1.14% 10/6/2022	7.9
U.S. Treasury Bills 1.37% 11/3/2022	7.3
U.S. Treasury Bills 1.58% 12/1/2022	7.3
TOTAL	40.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2022

% of Net Assets
U.S. Treasury Obligations	99.6%
Short-Term Investment	0.4
Liabilities in Excess of Other Assets	(0.0) *
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR Bloomberg Emerging Markets USD Bond ETF
Management Discussion Of Fund Performance (Unaudited)
SPDR Bloomberg Emerging Markets USD Bond ETF (the “Fund”)* seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Bloomberg Emerging USD Bond Core Index. Designed to provide broad exposure to fixed-rate US dollar-denominated debt issued by sovereign and quasi-sovereign (government owned and government guaranteed) emerging market issuers. The Fund’s benchmark is the Bloomberg Emerging USD Bond Core Index (the “Index”)**.
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –21.31%, and the Index was –22.53%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and the cumulative effect of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
Inflationary pressures and rate hikes led to yields widening and the ejection of Russia from the global financial markets were the primary driver of Fund performance during the Reporting Period. The Fund performed in line with expectations, maintaining a consistent average NAV of around $27. The fund had a steady NAV of around $29 in 2H21 and declined consistently to around $23 in the first half of 2022.
The Reporting Period witnessed significant volatility as supply-chain bottlenecks driven by COVID-19 lockdowns crippled economies during the latter half of 2021. Though global vaccination programs brought some relief, multiple waves of the pandemic saw an extremely cautious and risk-averse investor. Emerging Market bonds were the worst hit as a risk-off sentiment saw investors shift allocations away from the asset class. Russia’s invasion of Ukraine cut Russia out of the Emerging Markets spiking volatility in the market. Post the invasion, Russia’s financial markets were practically cut out of the global financial system. Commodities and energy prices rose multifold adding further stress to the economy. As economies staggered from the pandemic lows, pent-up demand, and supply-chain issues saw global inflation heat up exponentially. The Federal Reserve (“the Fed”), which called inflation transitionary in Q3 2021 turned hawkish as inflation remained high and sticky. Policy rate hikes in Q1 2022 pushed yields higher, plummeting index returns. As inflation rose unabated, the Fed accelerated policy rate hikes to combat it – bringing to the forefront growth risks and concerns of an imminent recession.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
* Prior to 10/31/2021, the SPDR Bloomberg Emerging Markets USD Bond ETF was known as the SPDR Bloomberg Barclays Emerging Markets USD Bond ETF.
** Prior to 8/24/2021, the Bloomberg Emerging USD Bond Core Index was known as the Bloomberg Barclays Emerging USD Bond Core Index.
See accompanying notes to financial statements.
11

SPDR Bloomberg Emerging Markets USD Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Emerging USD Bond Core Index	Net Asset Value	Market Value	Bloomberg Emerging USD Bond Core Index
ONE YEAR	(21.31)%	(21.26)%	(22.53)%	(21.31)%	(21.26)%	(22.53)%
SINCE INCEPTION(1)	(19.01)%	(18.62)%	(20.31)%	(15.72)%	(15.39)%	(16.82)%
(1)	For the period April 6, 2021 to June 30, 2022. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/6/21, 4/7/21, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Emerging Markets USD Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.23%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
12

SPDR Bloomberg Emerging Markets USD Bond ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2022

Description	% of Net Assets
Dominican Republic International Bond 6.00% 7/19/2028	1.3%
Turkey Government International Bond 6.38% 10/14/2025	1.2
Panama Government International Bond 4.50% 4/1/2056	0.9
Export-Import Bank of India 3.38% 8/5/2026	0.9
Peruvian Government International Bond 5.63% 11/18/2050	0.8
TOTAL	5.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2022

% of Net Assets
Foreign Government Obligations	72.1%
Corporate Bonds & Notes	25.7
Other Assets in Excess of Liabilities	2.2
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2022

% of Total Investments
Government	73.6%
Energy	13.3
Financial	4.2
Basic Materials	3.1
Utilities	2.7
Industrial	1.6
Consumer, Non-cyclical	1.4
Communications	0.1
TOTAL	100.0%
(The Fund's asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
13

SPDR Bloomberg Investment Grade Floating Rate ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Bloomberg Investment Grade Floating Rate ETF (the “Fund”)* seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the market for U.S. dollar-denominated, investment grade floating rate notes with maturities greater than or equal to one month and less than five years. The Fund’s benchmark is the Bloomberg U.S. Dollar Floating Rate Note < 5 Years Index (the “Index”)**.
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –0.73%, and the Index was –0.44%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing policy action and the resulting risk rally stemming from rising inflationary pressures and The Federal Reserve (“the Fed”) hawkish policy were primary drivers of Fund performance during the Reporting Period. The Fund performed in line with expectations, maintaining a consistent average NAV around $100 during the Reporting Period.
Markets in general remain volatile as inflation hit a forty year high of 9.1%. In response the Federal Reserve has taken a hawkish stance by aggressively raising policy rates to combat the high inflation print. Additionally the Fed is implementing quantative tightening that includes a plan to reduce the size of its balance sheet by $30 billion in Treasuries and up to 17.5 billion in maturing agency mortgage backed securities per month starting June 1, 2022. Beginning September 1, 2022 those caps will rise to $60 billion and $35 billion, respectively, for a maximum potential monthly balance sheet roll-off of $95 billion. Treasury yields have increased across all maturities of the curve.
In addition to China’s zero covid policy, the conflict in Russia-Ukraine has further impacted the global supply chain, impeding the flow of goods, fueling dramatic cost increases and product shortages, and creating catastrophic food shortages around the world. Geopolitical unrest, higher inflation, and rising rates have negative impacted fixed income returns during the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
* Prior to 10/31/2021, the SPDR Bloomberg Investment Grade Floating Rate ETF was known as the SPDR Bloomberg Barclays Investment Grade Floating Rate ETF.
** Prior to 8/24/2021, the Bloomberg U.S. Dollar Floating Rate Note < 5 Years Index was known as the Bloomberg Barclays U.S. Dollar Floating Rate Note < 5 Years Index.
See accompanying notes to financial statements.
14

SPDR Bloomberg Investment Grade Floating Rate ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg U.S. Dollar Floating Rate Note < 5 Years Index	Net Asset Value	Market Value	Bloomberg U.S. Dollar Floating Rate Note < 5 Years Index
ONE YEAR	(0.73)%	(1.36)%	(0.44)%	(0.73)%	(1.36)%	(0.44)%
FIVE YEARS	6.91%	6.19%	8.43%	1.35%	1.21%	1.63%
TEN YEARS	13.08%	13.05%	15.78%	1.24%	1.23%	1.48%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Investment Grade Floating Rate ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
15

SPDR Bloomberg Investment Grade Floating Rate ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2022

Description	% of Net Assets
Inter-American Development Bank 1.34% 2/10/2026	1.0%
Goldman Sachs Group, Inc. 2.25% 2/23/2023	1.0
International Bank for Reconstruction & Development 0.90% 1/13/2023	0.9
Commonwealth Bank of Australia 1.16% 7/7/2025	0.9
Bank of America Corp. 1.76% 10/24/2024	0.8
TOTAL	4.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2022

% of Net Assets
Corporate Bonds & Notes	82.4%
Foreign Government Obligations	17.1
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(2.6)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2022

% of Total Investments
Financial	62.9%
Government	13.5
Consumer, Cyclical	5.9
Utilities	4.9
Communications	3.0
Consumer, Non-cyclical	2.8
Industrial	2.4
Energy	1.2
Technology	0.3
Basic Materials	0.1
Short-Term Investments	3.0
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Nuveen Bloomberg High Yield Municipal Bond ETF (the “Fund”)* seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield municipal bond market and to provide income that is exempt from federal income taxes. The Fund’s benchmark is the Bloomberg Municipal Yield Index (the “Index”)**.
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –12.76% and the Index was –10.29%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, the cumulative effect of security misweights and tax withholdings, contributed to the difference between the Fund’s performance and that of the Index.
Credit spread widening, municipal interest rate changes and the relative performance of certain sectors and individual securities were primary drivers of Fund performance during the Reporting Period. Yields increased 222 basis points during the Reporting Period, which had a negative impact on performance.
Curve positioning was a slight detractor from performance the Reporting Period, with duration slightly longer than the benchmark. Rating allocation was a slight detractor from performance, as was sector allocation. An underweight to leasing revenue bonds was offset by an underweight in Education revenue and Water/Sewer revenue bonds with maturities greater than 22 years. An underweight to Local General Obligation bonds also hurt performance. An overweight to bonds rated AA with maturities greater than 22 years hurt performance, as did an overweight to BBB rated bonds.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
* Prior to 10/31/2021, the SPDR Nuveen Bloomberg High Yield Municipal Bond ETF was known as the SPDR® Nuveen Bloomberg Barclays High Yield Municipal Bond ETF. And prior to 10/01/2019, the SPDR® Nuveen Bloomberg Barclays High Yield Municipal Bond ETF was known as the SPDR® Nuveen S&P High Yield Municipal Bond ETF.
** Prior to 8/24/2021, the Bloomberg Municipal Yield Index was known as the Bloomberg Barclays Municipal Yield Index.
See accompanying notes to financial statements.
17

SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Municipal Yield Index(1)	Net Asset Value	Market Value	Bloomberg Municipal Yield Index(1)
ONE YEAR	(12.76)%	(12.77)%	(10.29)%	(12.76)%	(12.77)%	(10.29)%
FIVE YEARS	7.69%	8.54%	16.50%	1.49%	1.65%	3.10%
TEN YEARS	37.68%	37.77%	51.80%	3.25%	3.26%	4.26%
(1)	The Bloomberg Barclays Municipal Yield Index reflects linked performance returns of both the Bloomberg Barclays Municipal Yield Index and S&P Municipal Yield Index. The index returns are reflective of the S&P Municipal Yield Index from June 30, 2011 until October 1, 2019 and of the Bloomberg Barclays Municipal Yield Index effective October 1, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Nuveen Bloomberg High Yield Municipal Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
18

SPDR Nuveen Bloomberg High Yield Municipal Bond ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2022

Description	% of Net Assets
Buckeye, OH, Tobacco Settlement Financing Authority Revenue 5.00% 6/1/2055	1.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 5.00% 7/1/2058	1.6
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 4.75% 7/1/2053	1.4
Florida Development Finance Corp., Educational Facilities Revenue AMT 7.38% 1/1/2049	1.2
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue 5.00% 7/1/2033	0.9
TOTAL	6.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2022

% of Net Assets
Municipal Bonds & Notes	96.4%
Short-Term Investment	2.6
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Top Ten States as of June 30, 2022

% of Total Investments
Puerto Rico	13.0%
Illinois	10.4
California	9.5
New York	8.3
Florida	7.2
Texas	5.8
New Jersey	4.9
Pennsylvania	4.4
Ohio	3.5
Wisconsin	3.4
TOTAL	70.4%
(The Fund's asset allocation and top ten states are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
19

SPDR Nuveen Bloomberg Municipal Bond ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Nuveen Bloomberg Municipal Bond ETF (the “Fund”)* seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. municipal bond market and provides income that is exempt from federal income taxes. The Fund’s benchmark is the Bloomberg Municipal Managed Money 1-25 Years Index (the “Index”)**.
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –10.42% and the Index was –9.52%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, security selection, cash drag, the cumulative effect of security misweights and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
Years to Maturity and selection were primary drivers of Fund performance during the Reporting Period. Due to the significant shift in interest rate prices over the Reporting Period, longer maturity and higher beta bonds underperformed. Inside 10 years, the municipal bond yield curve steepened by 25 basis points and outside of 10 years the yield curve flattened by 6 basis points as yields moved higher across the curve by 172 basis points on average. Investment grade credit spreads moved 28 basis points wider, as higher quality bonds outperformed.
Years to maturity hurt performance during the Reporting Period. An overweighting to bonds with maturities between 12 and 22 years hurt performance, as did an underweight to maturing in less than 8 years. Rating and sector allocations were in line with the Index during the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
* Prior to 10/31/2021, the SPDR Nuveen Bloomberg Municipal Bond ETF was known as the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF.
** Prior to 8/24/2021, the Bloomberg Municipal Managed Money 1-25 Years Index was known as the Bloomberg Barclays Municipal Managed Money 1-25 Years Index.
See accompanying notes to financial statements.
20

SPDR Nuveen Bloomberg Municipal Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Municipal Managed Money 1-25 Years Index	Net Asset Value	Market Value	Bloomberg Municipal Managed Money 1-25 Years Index
ONE YEAR	(10.42)%	(10.55)%	(9.52)%	(10.42)%	(10.55)%	(9.52)%
FIVE YEARS(1) (2)	4.16%	4.25%	6.77%	0.82%	0.84%	1.32%
TEN YEARS(1) (2)	21.02%	21.04%	25.80%	1.93%	1.93%	2.32%
(1)	Effective January 2, 2019, the Fund changed its benchmark index from the Bloomberg Barclays Municipal Managed Money Index to the Bloomberg Municipal Managed 1-25 Years Index. The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to January 2, 2019.
(2)	The index returns are reflective of the Bloomberg Barclays Municipal Managed Money Index from fund June 30, 2011 until January 2, 2019 and of the Bloomberg Municipal Managed Money 1-25 Years Index effective January 2, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Nuveen Bloomberg Municipal Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.23%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
21

SPDR Nuveen Bloomberg Municipal Bond ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2022

Description	% of Net Assets
New York, NY, General Obligation 5.00% 12/1/2034	0.2%
New York, NY, City Transitional Finance Authority Future Tax Secured Revenue 5.00% 11/1/2027	0.2
California, East Bay Municipal Utility District, Water System Revenue 5.00% 6/1/2030	0.2
Wake, NC, Limited Obligation Revenue 5.00% 9/1/2026	0.2
New York, NY, General Obligation 5.00% 8/1/2035	0.2
TOTAL	1.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2022

% of Net Assets
Municipal Bonds & Notes	98.7%
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	1.2
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Top Ten States as of June 30, 2022

% of Total Investments
New York	20.7%
California	19.0
Texas	11.2
Washington	4.5
Maryland	4.0
Florida	3.8
Massachusetts	3.6
Connecticut	2.6
Virginia	2.4
Ohio	2.2
TOTAL	74.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
22

SPDR Nuveen Bloomberg Short term Municipal Bond ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Nuveen Bloomberg Short Term Municipal Bond ETF (the “Fund”)* seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short term tax exempt municipal bond market and provides income that is exempt from federal income taxes. The Fund’s benchmark is the Bloomberg Managed Money Municipal Short Term Index (the “Index”)**.
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –3.91% and the Index was –3.68%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, security selection, cash drag, the cumulative effect of security misweights and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
The past 12 months have been a period of transition marked by a shift higher in interest rate environment due to inflationary concerns. Inside 10 years, the municipal bond yield curve steepened by 25 basis points and yields moved 148 basis points higher in one year and 173 basis points higher in 10 years. The increasing interest rate environment led to shorter positioned bonds outperforming.
The Fund’s duration positioning was a positive contributor, whereas security selection detracted from performance during the Reporting Period. The Funds shorter duration positioning aided performance. An overweight position in special tax bonds detracted from performance, although was offset by an overweight to local general obligation bonds. In general, shorter maturity bonds outperformed, and longer maturities underperformed.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
* Prior to 10/31/2021, the SPDR Nuveen Bloomberg Short Term Municipal Bond ETF was known as the SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF.
** Prior to 8/24/2021, the Bloomberg Managed Money Municipal Short Term Index was known as the Bloomberg Barclays Managed Money Municipal Short Term Index.
See accompanying notes to financial statements.
23

SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Managed Money Municipal Short Term Index	Net Asset Value	Market Value	Bloomberg Managed Money Municipal Short Term Index
ONE YEAR	(3.91)%	(3.91)%	(3.68)%	(3.91)%	(3.91)%	(3.68)%
FIVE YEARS(1) (2)	2.91%	3.05%	4.16%	0.58%	0.60%	0.82%
TEN YEARS(1) (2)	7.61%	7.60%	10.48%	0.74%	0.74%	1.00%
(1)	Effective January 2, 2019, the Fund changed its benchmark index from the Bloomberg Barclays Municipal Managed Money Index to the Bloomberg Barclays Municipal Managed 1-25 Years Index. The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to January 2, 2019.
(2)	The index returns are reflective of the Bloomberg Barclays Municipal Managed Money Index from fund June 30, 2011 until January 2, 2019 and of the Bloomberg Barclays Municipal Managed Money 1-25 Years Index effective January 2, 2019.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Nuveen Bloomberg Short Term Municipal Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
24

SPDR Nuveen Bloomberg Short Term Municipal Bond ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2022

Description	% of Net Assets
Orange County Transportation Authority Revenue 5.00% 10/15/2024	1.7%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.00% 6/15/2026	1.1
California, State General Obligation 5.00% 10/1/2026	0.9
California, State General Obligation 4.00% 10/1/2024	0.8
Chino Basin Regional Financing Authority, Revenue 4.00% 11/1/2025	0.8
TOTAL	5.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2022

% of Net Assets
Municipal Bonds & Notes	98.0%
Short-Term Investment	0.8
Other Assets in Excess of Liabilities	1.2
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Top Ten States as of June 30, 2022

% of Total Investments
California	19.8%
New York	16.6
Texas	9.0
Maryland	5.4
Washington	4.2
Massachusetts	4.1
Connecticut	3.9
Virginia	3.6
Florida	2.9
Ohio	2.8
TOTAL	72.3%
(The Fund’s top ten states are expressed as a percentage total investments and may change over time.)
See accompanying notes to financial statements.
25

SPDR Bloomberg Convertible Securities ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Bloomberg Convertible Securities ETF (the “Fund”)* seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks United States convertible securities markets. The Fund’s benchmark is the Bloomberg U.S. Convertible Liquid Bond Index (the “Index”)**.
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –24.12%, and the Index was –23.60%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing policy action and the resulting risk rally stemming from rising inflationary pressures and the Federal Reserve (“the Fed”) hawkish policy were primary drivers of Fund performance during the Reporting Period. The Fund NAV decreased from around $86.74 to around $64.56 during the Reporting Period. Security selection detracted from performance largely in the consumer cyclical (-65bps), technology (-46), and consumer non-cyclical (-39bps) sectors.
Markets in general remain volatile as inflation hit a forty year high of 9.1%. In response the Fed has taken a hawkish stance by aggressively raising policy rates to combat the high inflation print. Additionally the Fed is implementing quantitative tightening that includes a plan to reduce the size of its balance sheet by $30 billion in Treasuries and up to 17.5 billion in maturing agency mortgage backed securities per month that started June 1, 2022. Beginning September 1, 2022 those caps will rise to $60 billion and $35 billion, respectively, for a maximum potential monthly balance sheet roll-off of $95 billion.
Intercept Pharmaceuticals, CenterPoint Energy and Upstart Holdings were best performing stocks in the Fund during the Reporting Period, and Gannett Co, Mercado Libre Inc, and Bridge Bio Pharma were the worst performing stocks in the Fund during the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
* Prior to 10/31/2021, the SPDR Bloomberg Convertible Securities ETF was known as the SPDR Bloomberg Barclays Convertible Securities ETF.
** Prior to 8/24/2021, the Bloomberg U.S. Convertible Liquid Bond Index was known as the Bloomberg Barclays U.S. Convertible Liquid Bond Index.
See accompanying notes to financial statements.
26

SPDR Bloomberg Convertible Securities ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg U.S. Convertible Liquid Bond Index	Net Asset Value	Market Value	Bloomberg U.S. Convertible Liquid Bond Index
ONE YEAR	(24.12)%	(24.07)%	(23.60)%	(24.12)%	(24.07)%	(23.60)%
FIVE YEARS	55.07%	54.81%	60.47%	9.17%	9.13%	9.92%
TEN YEARS	166.99%	167.66%	184.08%	10.32%	10.35%	11.01%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Convertible Securities ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
27

SPDR Bloomberg Convertible Securities ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2022

Description	% of Net Assets
Broadcom, Inc. 8.00% 9/30/2022	2.5%
Wells Fargo & Co. 7.50% 12/31/2049	2.1
Bank of America Corp. 7.25% 12/31/2049	1.7
Palo Alto Networks, Inc. 0.38% 6/1/2025	1.5
Palo Alto Networks, Inc. 0.75% 7/1/2023	1.4
TOTAL	9.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2022

% of Net Assets
Corporate Bonds & Notes	76.0%
Convertible Preferred Stocks	10.2
Preferred Stocks	9.9
Convertible Bonds	3.4
Common Stocks	0.1
Short-Term Investments	6.2
Liabilities in Excess of Other Assets	(5.8)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2022

% of Net Assets
Communications	26.2%
Technology	24.2
Consumer, Non-cyclical	16.2
Consumer, Cyclical	10.8
Financial	7.5
Utilities	7.3
Energy	3.9
Industrial	2.3
Basic Materials	1.2
Short-Term Investments	6.2
Liabilities in Excess of Other Assets	(5.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
28

SPDR Bloomberg High Yield Bond ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Bloomberg High Yield Bond ETF (the “Fund”)* seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield corporate bond market. The Fund’s benchmark is the Bloomberg High Yield Very Liquid Index (the “Index”)**.
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –13.82%, and the Index was –13.57%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund fees and expenses, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Inflationary pressures and rate hikes, widening yields, and a general risk-off sentiment stemming from market volatility were primary drivers of Fund performance during the Reporting Period. The Fund performed in line with expectations, maintaining a consistent average NAV around $99.97. The Fund’s average NAV was steady around 110 in 2H22, before declining to around 90 at the end of the Reporting Period.
The Reporting Period witnessed significant volatility as supply-chain bottlenecks driven by COVID-19 lockdowns crippled economies during the latter half of 2021. Though global vaccination programs brought some relief, multiple waves of the pandemic saw an extremely cautious and risk-averse investor. High Yield bonds were hit particularly hard as investors moved away from risky assets. As economies staggered from the pandemic lows, pent-up demand and supply-chain issues saw global inflation heat up exponentially. The Federal Reserve (“the Fed”), which called inflation transitionary in Q3 2021, turned hawkish as inflation remained high and sticky. Policy rate hikes in Q1 2022 pushed yields higher, tampering down index returns. Russia’s invasion of Ukraine in Q1 2022 added further pressure on the high yield market as key commodities and energy faced severe supply issues. As inflation rose unabated, the Fed accelerated policy rate hikes to combat it – bringing to the forefront growth risks and concerns of an imminent recession.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
* Prior to 10/31/2021, the SPDR Bloomberg High Yield Bond ETF was known as the SPDR Bloomberg Barclays High Yield Bond ETF.
** Prior to 8/24/2021, the Bloomberg High Yield Very Liquid Index was known as the Bloomberg Barclays High Yield Very Liquid Index.
See accompanying notes to financial statements.
29

SPDR Bloomberg High Yield Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg High Yield Very Liquid Index	Net Asset Value	Market Value	Bloomberg High Yield Very Liquid Index
ONE YEAR	(13.82)%	(13.69)%	(13.57)%	(13.82)%	(13.69)%	(13.57)%
FIVE YEARS	5.30%	5.32%	8.02%	1.04%	1.04%	1.55%
TEN YEARS	35.19%	34.48%	47.02%	3.06%	3.01%	3.93%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg High Yield Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
30

SPDR Bloomberg High Yield Bond ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2022

Description	% of Net Assets
TransDigm, Inc. 6.25% 3/15/2026	0.4%
Medline Borrower LP 3.88% 4/1/2029	0.4
Caesars Entertainment, Inc. 6.25% 7/1/2025	0.3
Centene Corp. 4.63% 12/15/2029	0.4
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88% 8/15/2027	0.3
TOTAL	1.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2022

% of Net Assets
Corporate Bonds & Notes	98.0%
Common Stocks	0.1
Foreign Government Obligations	0.1
Senior Floating Rate Loans	0.1
Short-Term Investments	7.1
Liabilities in Excess of Other Assets	(5.4)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2022

% of Net Assets
Consumer, Cyclical	21.5%
Communications	18.3
Consumer, Non-cyclical	17.8
Energy	12.0
Financial	10.3
Industrial	8.7
Technology	3.9
Basic Materials	3.6
Utilities	2.2
Short-Term Investments	7.1
Liabilities in Excess of Other Assets	(5.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
31

SPDR Bloomberg Short Term High Yield Bond ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Short Term High Yield Bond ETF (the “Fund”)* seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield short term corporate bond market. The Fund’s benchmark is the Bloomberg US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index (the “Index”)**.
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –8.54%, and the Index was –8.34%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
Inflationary pressures and rate hikes led to yields widening along with the risk-off sentiment stemming from market volatility were primary drivers of Fund performance during the Reporting Period. The Fund performed in line with expectations, maintaining a consistent average NAV around $26 during the Reporting Period.
The Reporting Period witnessed significant volatility as supply-chain bottlenecks driven by COVID-19 lockdowns crippled economies during the latter half of 2021. Though global vaccination programs brought some relief, multiple waves of the pandemic saw an extremely cautious and risk-averse investor. Corporate bonds, which enjoyed a decade-long bull run ground to a halt as the risk-off sentiment saw investors shift allocations to safer assets. As economies staggered from the pandemic lows, pent-up demand, and supply-chain issues saw global inflation heat up exponentially. The Federal Reserve (“the Fed”), which called inflation transitionary in Q3 2021, turned hawkish as inflation remained high and sticky. Policy rate hikes in Q1 2022 pushed yields higher, tampering down index returns. Russia’s invasion of Ukraine in Q1 2022 added further pressure on the high yield market as key commodities and energy faced severe supply issues. As inflation rose unabated, the Fed accelerated policy rate hikes to combat it – bringing to the forefront growth risks and concerns of an imminent recession.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
* Prior to 10/31/2021, the SPDR Bloomberg Short Term High Yield Bond ETF was known as the SPDR Bloomberg Barclays Short Term High Yield Bond ETF.
** Prior to 8/24/2021, the Bloomberg US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index was known as the Bloomberg Barclays US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index.
See accompanying notes to financial statements.
32

SPDR Bloomberg Short Term High Yield Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index	Net Asset Value	Market Value	Bloomberg US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index
ONE YEAR	(8.54)%	(8.57)%	(8.34)%	(8.54)%	(8.57)%	(8.34)%
FIVE YEARS	11.96%	11.85%	12.23%	2.28%	2.27%	2.34%
TEN YEARS	38.94%	37.92%	47.12%	3.34%	3.27%	3.94%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Short Term High Yield Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
33

SPDR Bloomberg Short Term High Yield Bond ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2022

Description	% of Net Assets
TransDigm, Inc. 6.25% 3/15/2026	0.9%
Sprint Corp. 7.88% 9/15/2023	0.7
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026	0.7
Caesars Entertainment, Inc. 6.25% 7/1/2025	0.6
CCO Holdings LLC/CCO Holdings Capital Corp. 5.13% 5/1/2027	0.6
TOTAL	3.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2022

% of Net Assets
Corporate Bonds & Notes	98.7%
Foreign Government Obligations	0.1
Senior Floating Rate Loans	0.1
Common Stocks	0.0 *
Warrants	0.0 *
Short-Term Investments	8.4
Liabilities in Excess of Other Assets	(7.3)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2022

% of Net Assets
Consumer, Cyclical	25.8%
Communications	15.8
Energy	13.6
Financial	12.6
Consumer, Non-cyclical	12.5
Industrial	11.2
Technology	2.5
Basic Materials	2.3
Utilities	2.3
Diversified	0.3
Short-Term Investments	8.4
Liabilities in Excess of Other Assets	(7.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
34

SPDR Bloomberg SASB Corporate Bond ESG Select ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
SPDR Bloomberg SASB Corporate Bond ESG Select ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks investment-grade corporate bonds issued by companies that exhibit certain environmental, social and governance (“ESG”) characteristics. The Fund’s benchmark is the Bloomberg SASB US Corporate ESG Ex-Controversies Select Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –13.93%, and the Index was –14.01%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses and the cumulative effect of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
Higher inflation and subsequent policy actions taken to curb it led to the end of the fixed income market bull run. Security selection driven by ESG factors was the primary driver of Fund performance during the Reporting Period. The Fund performed in line with expectations, maintaining a consistent average NAV of around $22.9.The fund was steady throughout 2H21 and declined steadily to $21 by Q2 2022.
The Reporting Period witnessed significant volatility as supply-chain bottlenecks driven by COVID-19 lockdowns crippled economies during the latter half of 2021. Though global vaccination programs brought some relief, multiple waves of the pandemic saw an extremely cautious and risk-averse investor. Corporate bonds, which enjoyed a decade-long bull run ground to a halt as the risk-off sentiment saw investors shift allocations to safer assets. As economies staggered from the pandemic lows, pent-up demand, and supply-chain issues saw global inflation heat up exponentially. The Federal Reserve (“the Fed”), which called inflation transitionary in Q3 2021, turned hawkish as inflation remained high and sticky. Policy rate hikes in Q1 2022 pushed yields higher, tampering down index returns. Russia’s invasion of Ukraine in Q1 2022 added further pressure on the high yield market as key commodities and energy faced severe supply issues. As inflation rose unabated, the Fed accelerated policy rate hikes to combat it – bringing to the forefront growth risks and concerns of an imminent recession.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
35

SPDR Bloomberg SASB Corporate Bond ESG Select ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg SASB US Corporate ESG Ex-Controversies Select Index	Net Asset Value	Market Value	Bloomberg SASB US Corporate ESG Ex-Controversies Select Index
ONE YEAR	(13.93)%	(13.89)%	(14.01)%	(13.93)%	(13.89)%	(14.01)%
SINCE INCEPTION(1)	(13.26)%	(13.14)%	(13.20)%	(8.32)%	(8.24)%	(8.28)%
(1)	For the period November 9, 2020 to June 30, 2022. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/20, 11/10/20, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg SASB Corporate Bond ESG Select ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
36

SPDR Bloomberg SASB Corporate Bond ESG Select ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2022

Description	% of Net Assets
Bank of America Corp. 1.66% 3/11/2027	1.2%
Cisco Systems, Inc. 5.90% 2/15/2039	1.1
Deutsche Telekom International Finance B.V. 8.75% 6/15/2030	1.0
Lloyds Banking Group PLC 2.44% 2/5/2026	1.0
Boston Properties L.P. 3.80% 2/1/2024	0.9
TOTAL	5.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2022

% of Net Assets
Corporate Bonds & Notes	98.0%
Other Assets in Excess of Liabilities	2.0
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
37

SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
Portfolio Statistics (Unaudited)
The Fund has less than six months of operations as of June 30, 2022, and therefore, no performance information is provided in this report.
Top Five Holdings as of June 30, 2022

Description	% of Net Assets
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90% 2/1/2046	0.9%
CVS Health Corp. 5.05% 3/25/2048	0.7
T-Mobile USA, Inc. 3.88% 4/15/2030	0.6
GE Capital International Funding Co. Unlimited Co. 4.42% 11/15/2035	0.6
Magallanes, Inc. 5.14% 3/15/2052	0.6
TOTAL	3.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2022

% of Net Assets
Corporate Bonds & Notes	98.6%
Other Assets in Excess of Liabilities	1.4
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
38

SPDR BLOOMBERG 1-10 YEAR TIPS ETF (Formerly, SPDR Bloomberg Barclays 1-10 Year TIPS ETF)
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Inflation Protected Indexed Bonds:
1.75%, 1/15/2028	$ 22,814,056	$ 24,218,383
2.00%, 1/15/2026	34,596,118	36,672,887
2.38%, 1/15/2025	48,183,466	51,087,287
2.38%, 1/15/2027	23,719,880	25,778,972
2.50%, 1/15/2029	24,861,878	27,664,420
3.38%, 4/15/2032	12,478,937	15,601,782
3.63%, 4/15/2028	38,003,996	44,406,268
3.88%, 4/15/2029	43,269,079	52,240,115
Treasury Inflation Protected Indexed Notes:
0.13%, 1/15/2023	977	994
0.13%, 7/15/2024	55,571,560	56,133,198
0.13%, 10/15/2024	44,120,993	44,402,776
0.13%, 4/15/2025	42,933,381	42,950,155
0.13%, 10/15/2025	37,047,760	37,045,668
0.13%, 4/15/2026	43,849,293	43,447,410
0.13%, 7/15/2026	49,784,078	49,391,730
0.13%, 10/15/2026	38,694,363	38,341,126
0.13%, 4/15/2027	17,029,767	16,764,327
0.13%, 1/15/2030	53,170,177	50,753,241
0.13%, 7/15/2030	53,118,246	50,660,174
0.13%, 1/15/2031	50,872,882	48,387,140
0.13%, 7/15/2031	48,866,489	46,489,097
0.13%, 1/15/2032	46,956,322	44,551,416
0.25%, 1/15/2025	52,244,034	52,555,510
0.25%, 7/15/2029	51,379,432	49,843,596
0.38%, 7/15/2023	49,642,545	50,542,321
0.38%, 7/15/2025	51,424,228	51,930,565
0.38%, 1/15/2027	45,609,626	45,457,977
Security Description	Principal Amount	Value
0.38%, 7/15/2027	$ 44,527,056	$ 44,388,951
0.50%, 4/15/2024	32,234,366	32,695,832
0.50%, 1/15/2028	50,713,140	50,383,768
0.63%, 4/15/2023	49,809	50,679
0.63%, 1/15/2024	60,213,139	61,230,072
0.63%, 1/15/2026	58,785,899	59,486,269
0.75%, 7/15/2028	47,512,655	47,898,629
0.88%, 1/15/2029	48,056,963	48,504,740
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,544,953,728)		1,441,957,475
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (a) (b) (Cost $1,813,733)	1,813,733	1,813,733
TOTAL INVESTMENTS — 99.3% (Cost $1,546,767,461)		1,443,771,208
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		10,067,976
NET ASSETS — 100.0%		$ 1,453,839,184
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at June 30, 2022.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$1,441,957,475	$—	$1,441,957,475
Short-Term Investment	1,813,733	—	—	1,813,733
TOTAL INVESTMENTS	$1,813,733	$1,441,957,475	$—	$1,443,771,208
See accompanying notes to financial statements.
39

SPDR BLOOMBERG 1-10 YEAR TIPS ETF (Formerly, SPDR Bloomberg Barclays 1-10 Year TIPS ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	185,388	$ 185,388	$147,906,059	$146,277,714	$—	$—	1,813,733	$1,813,733	$ 4,611
State Street Navigator Securities Lending Portfolio II	36,242,881	36,242,881	543,352,469	579,595,350	—	—	—	—	34,291
Total		$36,428,269	$691,258,528	$725,873,064	$—	$—		$1,813,733	$38,902
See accompanying notes to financial statements.
40

SPDR BLOOMBERG 1-3 MONTH T-BILL ETF (Formerly, SPDR Bloomberg Barclays 1-3 Month T-Bill ETF)
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.8% (a)
U.S. Treasury Bills:
Zero Coupon, 7/21/2022	$ 2,005,856,000	$ 2,004,724,918
Zero Coupon, 7/28/2022	1,893,681,000	1,892,150,659
Zero Coupon, 8/11/2022	2,414,470,000	2,410,929,614
Zero Coupon, 8/25/2022	1,782,841,000	1,778,932,371
0.55%, 7/12/2022	1,207,268,000	1,206,913,872
0.66%, 7/19/2022	1,207,266,000	1,206,648,785
0.67%, 7/7/2022	2,005,706,000	2,005,455,287
0.71%, 7/5/2022	1,207,278,000	1,207,161,413
0.77%, 7/14/2022	2,637,148,000	2,636,133,568
0.77%, 8/18/2022	1,782,841,000	1,779,677,456
0.92%, 7/26/2022	1,114,506,000	1,113,714,623
1.00%, 8/4/2022	1,782,758,000	1,780,766,998
TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,026,465,866)		21,023,209,564
	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (b) (c) (Cost $37,781,225)	37,781,225	37,781,225
TOTAL INVESTMENTS — 100.0% (Cost $21,064,247,091)		21,060,990,789
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(2,124,907)
NET ASSETS — 100.0%		$21,058,865,882

(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2022.
(d)	Amount shown represents less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$21,023,209,564	$—	$21,023,209,564
Short-Term Investment	37,781,225	—	—	37,781,225
TOTAL INVESTMENTS	$37,781,225	$21,023,209,564	$—	$21,060,990,789
See accompanying notes to financial statements.
41

SPDR BLOOMBERG 1-3 MONTH T-BILL ETF (Formerly, SPDR Bloomberg Barclays 1-3 Month T-Bill ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	29,161,572	$29,161,572	$1,104,399,946	$1,095,780,293	$—	$—	37,781,225	$37,781,225	$73,186
See accompanying notes to financial statements.
42

SPDR BLOOMBERG 3-12 MONTH T-BILL ETF (Formerly, SPDR Bloomberg Barclays 3-12 Month T-Bill ETF)
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6% (a)
U.S. Treasury Bills:
Zero Coupon, 9/29/2022	$ 2,790,000	$ 2,778,561
Zero Coupon, 10/27/2022	2,617,000	2,600,507
Zero Coupon, 11/25/2022	2,445,000	2,424,733
Zero Coupon, 3/23/2023	1,975,000	1,941,017
0.67%, 9/1/2022	5,583,000	5,568,361
0.73%, 9/8/2022	4,942,000	4,927,401
0.82%, 9/15/2022	2,966,000	2,956,107
0.86%, 9/22/2022	2,794,000	2,783,527
1.03%, 12/29/2022	1,975,000	1,950,970
1.13%, 2/23/2023	1,975,000	1,943,941
1.14%, 10/6/2022 (b)	4,770,000	4,747,637
1.22%, 10/13/2022	2,792,000	2,776,955
1.25%, 10/20/2022	2,790,000	2,773,171
1.37%, 11/3/2022	4,420,000	4,389,589
1.37%, 1/26/2023	1,975,000	1,947,080
1.39%, 11/10/2022	2,445,000	2,426,911
1.57%, 11/17/2022	2,445,000	2,425,635
1.58%, 12/1/2022	4,420,000	4,378,603
2.10%, 5/18/2023	1,975,000	1,929,313
2.12%, 4/20/2023	1,975,000	1,934,231
TOTAL U.S. TREASURY OBLIGATIONS (Cost $59,750,408)		59,604,250

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (c) (d) (Cost $244,794)	244,794	$ 244,794
TOTAL INVESTMENTS — 100.0% (Cost $59,995,202)		59,849,044
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (e)		(7,370)
NET ASSETS — 100.0%		$ 59,841,674
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	When-issued security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$59,604,250	$—	$59,604,250
Short-Term Investment	244,794	—	—	244,794
TOTAL INVESTMENTS	$244,794	$59,604,250	$—	$59,849,044

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,426	$3,426	$1,559,576	$1,318,208	$—	$—	244,794	$244,794	$380
See accompanying notes to financial statements.
43

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.7%
AZERBAIJAN — 0.5%
Southern Gas Corridor CJSC 6.88%, 3/24/2026	$ 850,000	$ 833,823
BAHRAIN — 0.3%
Oil & Gas Holding Co. BSCC 7.50%, 10/25/2027	400,000	403,768
BRAZIL — 2.0%
Banco do Brasil SA 4.63%, 1/15/2025	250,000	245,340
Petrobras Global Finance B.V.:
5.60%, 1/3/2031	700,000	649,747
6.00%, 1/27/2028	850,000	845,512
6.75%, 1/27/2041	300,000	278,670
6.85%, 6/5/2115	486,000	400,911
6.90%, 3/19/2049	600,000	537,102
		2,957,282
CHILE — 2.6%
Corp. Nacional del Cobre de Chile:
3.15%, 1/14/2030	1,050,000	918,519
3.63%, 8/1/2027	400,000	379,516
3.70%, 1/30/2050	1,650,000	1,231,279
Empresa De Los Ferrocarr SR 3.07%, 8/18/2050	200,000	119,740
Empresa de Transporte de Pasajeros Metro SA 4.70%, 5/7/2050	600,000	502,338
Empresa Nacional del Petroleo:
3.45%, 9/16/2031 (a)	200,000	162,094
5.25%, 11/6/2029	400,000	379,552
Interchile SA 4.50%, 6/30/2056 (a)	250,000	205,815
		3,898,853
CHINA — 4.8%
Bank of China, Ltd. 5.00%, 11/13/2024	1,200,000	1,230,252
China Cinda Finance 2015 I, Ltd. 4.25%, 4/23/2025	400,000	398,572
China Cinda Finance 2017 I, Ltd. 4.75%, 2/8/2028	700,000	686,905
China Construction Bank Corp. 5 Year CMT + 1.88%, 4.25%, 2/27/2029 (b)	800,000	804,442
China Resources Land, Ltd. 5 Year CMT + 5.14%, 3.75%, 12/9/2024 (b)	500,000	485,880
Chinalco Capital Holdings, Ltd. 2.13%, 6/3/2026	250,000	231,477
CNAC HK Finbridge Co., Ltd. 5.13%, 3/14/2028	700,000	705,001
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	200,000	198,976
Security Description	Principal Amount	Value
Huarong Finance II Co., Ltd. 5.50%, 1/16/2025	$ 200,000	$ 194,118
Industrial & Commercial Bank of China, Ltd.:
4.88%, 9/21/2025	700,000	718,338
5 Year CMT + 2.37%, 3.20%, 9/24/2026 (b)	200,000	189,485
Sinopec Group Overseas Development 2015, Ltd. 3.25%, 4/28/2025	200,000	198,134
Sinopec Group Overseas Development 2018, Ltd.:
2.30%, 1/8/2031	563,000	492,788
2.70%, 5/13/2030	200,000	182,828
State Grid Overseas Investment BVI, Ltd:
1.63%, 8/5/2030	200,000	168,410
3.50%, 5/4/2027	300,000	297,321
		7,182,927
COLOMBIA — 1.2%
Ecopetrol SA:
5.38%, 6/26/2026	400,000	369,832
5.88%, 9/18/2023	420,000	419,832
5.88%, 5/28/2045	400,000	272,672
6.88%, 4/29/2030	800,000	708,200
		1,770,536
HONG KONG — 0.1%
CNAC HK Finbridge Co., Ltd. 3.38%, 6/19/2024	200,000	197,787
INDIA — 1.3%
Greenko Dutch B.V. 3.85%, 3/29/2026	630,500	535,301
Indian Oil Corp., Ltd. 4.75%, 1/16/2024	950,000	958,730
Indian Railway Finance Corp., Ltd. 2.80%, 2/10/2031	500,000	409,075
		1,903,106
INDONESIA — 2.0%
Indonesia Asahan Aluminium Persero PT 4.75%, 5/15/2025	640,000	636,147
Pertamina Persero PT:
4.18%, 1/21/2050	850,000	669,112
Series REGS, 4.30%, 5/20/2023	400,000	400,372
5.63%, 5/20/2043	200,000	184,988
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara:
4.13%, 5/15/2027	900,000	866,691
5.45%, 5/21/2028	200,000	202,236
		2,959,546
ISRAEL — 0.4%
Israel Electric Corp., Ltd.:
3.75%, 2/22/2032 (a)	200,000	178,722

See accompanying notes to financial statements.
44

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.25%, 8/14/2028 (a)	$ 200,000	$ 192,200
Series 6, 5.00%, 11/12/2024 (a)	200,000	202,462
		573,384
KAZAKHSTAN — 1.1%
Development Bank of Kazakhstan JSC 2.95%, 5/6/2031	400,000	301,248
Kazakhstan Temir Zholy Finance B.V. 6.95%, 7/10/2042	200,000	181,140
KazMunayGas National Co. JSC:
4.75%, 4/19/2027	300,000	265,728
5.38%, 4/24/2030	900,000	792,961
6.38%, 10/24/2048	200,000	165,846
		1,706,923
MALAYSIA — 2.1%
Misc Capital Two Labuan, Ltd. 3.75%, 4/6/2027	200,000	188,520
Petronas Capital, Ltd.:
2.48%, 1/28/2032	250,000	213,140
3.40%, 4/28/2061	600,000	448,572
3.50%, 4/21/2030	1,000,000	942,750
4.50%, 3/18/2045	400,000	383,760
4.55%, 4/21/2050	800,000	759,160
TNB Global Ventures Capital Bhd 3.24%, 10/19/2026	250,000	241,035
		3,176,937
MEXICO — 2.3%
Comision Federal de Electricidad:
3.35%, 2/9/2031	400,000	306,820
4.88%, 1/15/2024	200,000	199,160
Mexico City Airport Trust:
5.50%, 7/31/2047	200,000	136,608
5.50%, 7/31/2047	200,000	137,100
Petroleos Mexicanos:
5.35%, 2/12/2028	400,000	316,984
5.95%, 1/28/2031	400,000	291,088
6.49%, 1/23/2027	400,000	346,088
6.63%, 6/15/2035	150,000	101,493
6.75%, 9/21/2047	1,300,000	804,375
6.88%, 8/4/2026	300,000	270,111
6.95%, 1/28/2060	100,000	61,863
7.69%, 1/23/2050	400,000	268,272
Petroleos Mexicanos Co. 6.70%, 2/16/2032	311,000	237,113
		3,477,075
MOROCCO — 0.2%
OCP SA:
3.75%, 6/23/2031	200,000	151,000
5.13%, 6/23/2051	200,000	132,255
		283,255
Security Description	Principal Amount	Value
PANAMA — 0.4%
Aeropuerto Internacional de Tocumen SA 5.13%, 8/11/2061 (a)	$ 418,000	$ 329,852
Banco Nacional de Panama 2.50%, 8/11/2030	400,000	316,744
		646,596
PERU — 0.5%
Consorcio Transmantaro SA 5.20%, 4/11/2038 (a)	250,000	223,750
Petroleos del Peru SA:
4.75%, 6/19/2032	316,000	244,578
5.63%, 6/19/2047	525,000	358,039
		826,367
PHILIPPINES — 0.2%
Power Sector Assets & Liabilities Management Corp. 7.39%, 12/2/2024	250,000	268,633
QATAR — 0.1%
Ooredoo International Finance, Ltd. 2.63%, 4/8/2031	200,000	173,457
SAUDI ARABIA — 1.3%
Saudi Arabian Oil Co.:
2.25%, 11/24/2030 (a)	500,000	425,365
2.25%, 11/24/2030	400,000	340,416
3.25%, 11/24/2050	300,000	217,511
4.25%, 4/16/2039	250,000	230,540
4.38%, 4/16/2049	800,000	708,192
		1,922,024
SOUTH AFRICA — 0.4%
Eskom Holdings SOC, Ltd.:
6.35%, 8/10/2028	400,000	358,000
7.13%, 2/11/2025	400,000	336,328
		694,328
THAILAND — 0.2%
PTTEP Treasury Center Co., Ltd. 2.59%, 6/10/2027	300,000	277,710
UNITED ARAB EMIRATES — 1.4%
DP World Crescent, Ltd. 3.91%, 5/31/2023	1,000,000	997,820
DP World Salaam 5 Year CMT + 5.75%, 6.00%, 10/1/2025 (b)	600,000	601,992
DP World, Ltd.:
5.63%, 9/25/2048	200,000	187,096
6.85%, 7/2/2037 (a)	200,000	215,922
Emirates NBD Bank PJSC 5 year CMT + 3.66%, 6.13%, 3/20/2025 (b)	200,000	199,596
		2,202,426

See accompanying notes to financial statements.
45

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
UNITED STATES — 0.3%
DAE Funding LLC 3.38%, 3/20/2028	$ 475,000	$ 417,145
TOTAL CORPORATE BONDS & NOTES (Cost $45,755,774)		38,753,888
FOREIGN GOVERNMENT OBLIGATIONS — 72.1%
ANGOLA — 1.0%
Angolan Government International Bond:
Series REGS, 8.25%, 5/9/2028	700,000	579,880
Series REGS, 8.75%, 4/14/2032	400,000	318,659
Series REGS, 9.13%, 11/26/2049	700,000	493,780
Series REGS, 9.38%, 5/8/2048	250,000	180,125
		1,572,444
ARGENTINA — 0.3%
Argentine Republic Government International Bond 1.00%, 7/9/2029	1,650,000	382,206
ARMENIA — 0.2%
Republic of Armenia International Bond:
Series REGS, 3.60%, 2/2/2031	200,000	138,392
Series REGS, 7.15%, 3/26/2025	200,000	196,921
		335,313
AZERBAIJAN — 0.3%
Republic of Azerbaijan International Bond Series REGS, 4.75%, 3/18/2024	400,000	393,928
BAHAMAS — 0.2%
Bahamas Government International Bond:
Series REGS, 6.00%, 11/21/2028	200,000	142,328
Series REGS, 8.95%, 10/15/2032	200,000	138,809
		281,137
BAHRAIN — 2.5%
Bahrain Government International Bond:
Series REGS, 5.25%, 1/25/2033	200,000	161,846
Series REGS, 5.45%, 9/16/2032	808,000	676,868
Series REGS, 6.00%, 9/19/2044	400,000	295,896
Security Description	Principal Amount	Value
Series REGS, 6.13%, 8/1/2023	$ 600,000	$ 603,048
Series REGS, 7.00%, 1/26/2026	1,100,000	1,130,690
Series REGS, 7.50%, 9/20/2047	500,000	418,819
CBB International Sukuk Co. 5 Spc 5.62%, 2/12/2024	549,000	549,398
		3,836,565
BERMUDA — 0.2%
Bermuda Government International Bond:
Series REGS, 2.38%, 8/20/2030	200,000	166,844
Series REGS, 3.38%, 8/20/2050	200,000	145,176
		312,020
BOLIVIA — 0.2%
Bolivian Government International Bond Series REGS, 4.50%, 3/20/2028	450,000	348,268
BRAZIL — 3.3%
Brazilian Government International Bond:
2.88%, 6/6/2025	200,000	188,928
3.75%, 9/12/2031	200,000	163,418
3.88%, 6/12/2030	600,000	503,514
4.25%, 1/7/2025	300,000	298,320
4.50%, 5/30/2029	400,000	359,016
4.63%, 1/13/2028	1,000,000	934,940
4.75%, 1/14/2050	600,000	407,364
5.00%, 1/27/2045	600,000	429,696
5.63%, 1/7/2041	300,000	241,101
5.63%, 2/21/2047	400,000	309,748
6.00%, 4/7/2026	400,000	414,208
8.25%, 1/20/2034	600,000	649,638
		4,899,891
CHILE — 2.1%
Chile Government International Bond:
2.55%, 1/27/2032	200,000	169,944
2.55%, 7/27/2033	316,000	258,146
3.10%, 5/7/2041	400,000	305,276
3.10%, 1/22/2061	700,000	473,410
3.24%, 2/6/2028	400,000	376,644
3.24%, 2/6/2028	400,000	376,131
3.50%, 1/31/2034	200,000	177,862
3.50%, 1/25/2050	700,000	538,629
3.86%, 6/21/2047	600,000	500,712
		3,176,754

See accompanying notes to financial statements.
46

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
CHINA — 0.5%
China Government International Bond:
Series 144A, 2.50%, 10/26/2051 (a)	$ 500,000	$ 387,815
4.00%, 10/19/2048	300,000	305,423
		693,238
COLOMBIA — 3.4%
Colombia Government International Bond:
3.00%, 1/30/2030	300,000	228,450
3.13%, 4/15/2031	800,000	592,960
3.25%, 4/22/2032	200,000	144,992
3.88%, 4/25/2027	400,000	353,356
3.88%, 2/15/2061	250,000	143,473
4.00%, 2/26/2024	200,000	194,474
4.13%, 2/22/2042	250,000	156,993
4.13%, 5/15/2051	200,000	119,966
4.50%, 1/28/2026	600,000	562,660
5.00%, 6/15/2045	600,000	401,118
5.20%, 5/15/2049	1,000,000	677,140
5.63%, 2/26/2044	500,000	358,965
6.13%, 1/18/2041	750,000	587,092
7.38%, 9/18/2037	400,000	369,152
8.13%, 5/21/2024	200,000	207,134
		5,097,925
COSTA RICA — 0.7%
Costa Rica Government International Bond:
Series REGS, 5.63%, 4/30/2043	576,000	437,651
Series REGS, 7.00%, 4/4/2044	406,000	350,731
Series REGS, 7.16%, 3/12/2045	300,000	261,081
		1,049,463
CROATIA — 0.1%
Croatia Government International Bond Series REGS, 6.00%, 1/26/2024	200,000	205,836
DOMINICAN REPUBLIC — 3.2%
Dominican Republic International Bond:
Series REGS, 4.88%, 9/23/2032	450,000	346,262
Series REGS, 5.30%, 1/21/2041	700,000	485,954
Series REGS, 5.50%, 1/27/2025	500,000	496,354
Series REGS, 5.88%, 1/30/2060	400,000	273,476
Series REGS, 6.00%, 7/19/2028	2,150,000	1,999,478
Security Description	Principal Amount	Value
Series REGS, 6.40%, 6/5/2049	$ 400,000	$ 297,848
Series REGS, 6.50%, 2/15/2048	400,000	301,032
Series REGS, 6.88%, 1/29/2026	200,000	204,852
Series REGS, 7.45%, 4/30/2044	500,000	428,865
		4,834,121
EGYPT — 2.5%
Egypt Government International Bond:
Series REGS, 5.58%, 2/21/2023	200,000	195,810
Series REGS, 5.88%, 6/11/2025	400,000	338,344
Series REGS, 5.88%, 2/16/2031	200,000	124,065
Series REGS, 7.05%, 1/15/2032	250,000	162,055
Series REGS, 7.30%, 9/30/2033	750,000	479,835
Series REGS, 7.50%, 1/31/2027	500,000	388,790
Series REGS, 7.50%, 2/16/2061	400,000	221,677
Series REGS, 7.60%, 3/1/2029	800,000	582,011
Series REGS, 7.90%, 2/21/2048	1,000,000	570,000
Series REGS, 8.50%, 1/31/2047	400,000	236,120
Series REGS, 8.88%, 5/29/2050	650,000	393,598
		3,692,305
ETHIOPIA — 0.1%
Ethiopia International Bond Series REGS, 6.63%, 12/11/2024	200,000	113,700
GABON — 0.3%
Gabon Government International Bond:
Series REGS, 6.63%, 2/6/2031	400,000	294,944
Series 144A, 7.00%, 11/24/2031 (a)	200,000	145,872
		440,816
GEORGIA — 0.1%
Georgia Government International Bond Series REGS, 2.75%, 4/22/2026	200,000	165,450

See accompanying notes to financial statements.
47

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
GHANA — 1.0%
Ghana Government International Bond:
Series REGS, 6.38%, 2/11/2027	$ 200,000	$ 114,000
Series REGS, 8.13%, 1/18/2026	600,000	429,000
Series REGS, 8.13%, 3/26/2032	850,000	408,017
Series REGS, 8.63%, 6/16/2049	400,000	187,000
Series REGS, 8.75%, 3/11/2061	200,000	93,650
Series REGS, 10.75%, 10/14/2030	400,000	344,000
		1,575,667
GUATEMALA — 0.7%
Guatemala Government Bond:
Series REGS, 4.50%, 5/3/2026	378,000	364,498
Series REGS, 4.88%, 2/13/2028	300,000	281,925
Series REGS, 6.13%, 6/1/2050	507,000	426,503
		1,072,926
HONDURAS — 0.2%
Honduras Government International Bond Series REGS, 5.63%, 6/24/2030	500,000	338,425
HUNGARY — 0.9%
Hungary Government International Bond:
Series 144A, 2.13%, 9/22/2031 (a)	400,000	309,284
Series REGS, 3.13%, 9/21/2051	650,000	428,147
7.63%, 3/29/2041	600,000	692,412
		1,429,843
INDIA — 1.4%
Export-Import Bank of India:
Series REGS, 2.25%, 1/13/2031	1,000,000	789,320
Series REGS, 3.38%, 8/5/2026	1,350,000	1,288,804
		2,078,124
INDONESIA — 3.4%
Indonesia Government International Bond:
2.85%, 2/14/2030	400,000	356,164
3.40%, 9/18/2029	400,000	371,276
Series REGS, 3.85%, 7/18/2027	200,000	195,940
3.85%, 10/15/2030	600,000	569,964
Security Description	Principal Amount	Value
4.20%, 10/15/2050	$ 550,000	$ 472,725
4.35%, 1/11/2048	400,000	348,516
4.45%, 4/15/2070	200,000	170,454
4.75%, 2/11/2029	500,000	504,345
Series REGS, 5.13%, 1/15/2045	400,000	381,492
Series REGS, 5.95%, 1/8/2046	400,000	417,076
Series REGS, 6.63%, 2/17/2037	200,000	218,580
Series REGS, 8.50%, 10/12/2035	200,000	252,070
Perusahaan Penerbit SBSN Indonesia III Series REGS, 4.15%, 3/29/2027	900,000	886,860
		5,145,462
IRAQ — 0.3%
Iraq International Bond Series REGS, 6.75%, 3/9/2023	400,000	390,000
IVORY COAST — 0.2%
Ivory Coast Government International Bond Series REGS, 6.13%, 6/15/2033	400,000	312,904
JAMAICA — 0.7%
Jamaica Government International Bond:
6.75%, 4/28/2028	400,000	414,380
7.88%, 7/28/2045	400,000	416,627
8.00%, 3/15/2039	200,000	215,216
		1,046,223
JORDAN — 0.6%
Jordan Government International Bond:
Series REGS, 5.75%, 1/31/2027	300,000	262,875
Series REGS, 6.13%, 1/29/2026	100,000	91,500
Series REGS, 7.38%, 10/10/2047	700,000	512,750
		867,125
KAZAKHSTAN — 1.0%
Kazakhstan Government International Bond:
Series REGS, 4.88%, 10/14/2044	800,000	664,224
Series REGS, 4.88%, 10/14/2044	200,000	166,056
Series REGS, 6.50%, 7/21/2045	600,000	602,256
		1,432,536

See accompanying notes to financial statements.
48

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
KENYA — 0.5%
Republic of Kenya Government International Bond:
Series REGS, 6.30%, 1/23/2034	$ 200,000	$ 124,228
Series REGS, 6.88%, 6/24/2024	200,000	167,284
Series REGS, 7.00%, 5/22/2027	200,000	148,954
Series REGS, 8.00%, 5/22/2032	200,000	141,380
Series REGS, 8.25%, 2/28/2048	400,000	244,000
		825,846
LUXEMBOURG — 0.1%
Ecuador Government International Bond Series REGS, Zero Coupon, 7/31/2030	200,000	82,584
MALAYSIA — 0.3%
Malaysia Wakala Sukuk Bhd 2.07%, 4/28/2031 (a)	500,000	442,960
MEXICO — 2.4%
Mexico Government International Bond:
2.66%, 5/24/2031	500,000	411,015
3.25%, 4/16/2030	200,000	175,854
3.75%, 1/11/2028	200,000	191,450
Series EMTN, 3.75%, 4/19/2071	150,000	94,994
3.77%, 5/24/2061	200,000	129,348
4.40%, 2/12/2052	200,000	149,838
4.60%, 1/23/2046	900,000	717,219
4.75%, 4/27/2032	250,000	238,825
Series MTN, 4.75%, 3/8/2044	200,000	165,672
5.00%, 4/27/2051	400,000	331,016
5.55%, 1/21/2045	400,000	366,284
Series GMTN, 5.75%, 10/12/2110	150,000	125,410
Series MTNA, 7.50%, 4/8/2033	400,000	477,644
		3,574,569
MONGOLIA — 0.4%
Mongolia Government International Bond:
Series REGS, 3.50%, 7/7/2027	200,000	162,572
Series REGS, 5.13%, 4/7/2026	200,000	180,528
Series REGS, 5.63%, 5/1/2023	200,000	196,750
		539,850
Security Description	Principal Amount	Value
MOROCCO — 0.5%
Morocco Government International Bond:
Series REGS, 2.38%, 12/15/2027	$ 200,000	$ 161,310
Series REGS, 3.00%, 12/15/2032	450,000	308,502
Series REGS, 4.00%, 12/15/2050	600,000	351,000
		820,812
MOZAMBIQUE — 0.1%
Mozambique International Bond Series REGS, 5.00%, 9/15/2031 (c)	200,000	144,140
NAMIBIA — 0.1%
Namibia International Bonds Series REGS, 5.25%, 10/29/2025	200,000	177,400
NIGERIA — 1.6%
Nigeria Government International Bond:
Series REGS, 6.13%, 9/28/2028	400,000	283,000
Series REGS, 6.38%, 7/12/2023	250,000	244,625
Series REGS, 6.50%, 11/28/2027	400,000	304,000
Series REGS, 7.14%, 2/23/2030	200,000	141,000
Series REGS, 7.38%, 9/28/2033	650,000	424,515
Series REGS, 7.63%, 11/21/2025	400,000	351,960
Series REGS, 7.63%, 11/28/2047	400,000	239,000
Series REGS, 7.70%, 2/23/2038	200,000	123,156
Series REGS, 8.75%, 1/21/2031	200,000	149,048
Series REGS, 9.25%, 1/21/2049	300,000	203,250
		2,463,554
OMAN — 4.0%
Oman Government International Bond:
Series REGS, 4.75%, 6/15/2026	900,000	856,476
Series REGS, 4.88%, 2/1/2025	400,000	391,032
Series REGS, 5.38%, 3/8/2027	400,000	388,267
Series REGS, 6.00%, 8/1/2029	1,200,000	1,154,664
Series REGS, 6.25%, 1/25/2031	200,000	192,856

See accompanying notes to financial statements.
49

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series REGS, 6.50%, 3/8/2047	$ 400,000	$ 335,056
Series REGS, 6.75%, 10/28/2027	850,000	865,987
Series REGS, 6.75%, 1/17/2048	600,000	516,180
Series REGS, 7.00%, 1/25/2051	200,000	175,790
Series REGS, 7.38%, 10/28/2032	200,000	206,413
Oman Sovereign Sukuk Co.:
Series REGS, 4.40%, 6/1/2024	500,000	493,170
Series REGS, 5.93%, 10/31/2025	400,000	408,332
		5,984,223
PAKISTAN — 0.8%
Pakistan Government International Bond:
Series REGS, 6.00%, 4/8/2026	200,000	134,950
Series REGS, 6.88%, 12/5/2027	500,000	339,875
Series REGS, 7.38%, 4/8/2031	200,000	125,652
Series REGS, 7.38%, 4/8/2031	250,000	157,065
Series REGS, 8.25%, 4/15/2024	450,000	349,578
Series REGS, 8.88%, 4/8/2051	200,000	119,000
		1,226,120
PANAMA — 3.6%
Panama Government Bond 3.75%, 4/17/2026	350,000	344,302
Panama Government International Bond:
2.25%, 9/29/2032	650,000	508,235
3.16%, 1/23/2030	200,000	178,054
3.30%, 1/19/2033	300,000	257,064
3.87%, 7/23/2060	550,000	390,808
3.88%, 3/17/2028	700,000	668,017
4.30%, 4/29/2053	485,000	382,219
4.50%, 5/15/2047	310,000	255,722
4.50%, 4/1/2056	1,715,000	1,368,776
6.70%, 1/26/2036	750,000	810,165
7.13%, 1/29/2026	200,000	216,780
		5,380,142
PAPUA NEW GUINEA — 0.1%
Papua New Guinea Government International Bond Series REGS, 8.38%, 10/4/2028	200,000	171,620
Security Description	Principal Amount	Value
PARAGUAY — 0.8%
Paraguay Government International Bond:
Series REGS, 4.95%, 4/28/2031	$ 850,000	$ 786,632
Series REGS, 5.00%, 4/15/2026	200,000	196,842
Series REGS, 5.40%, 3/30/2050	200,000	154,822
		1,138,296
PERU — 3.2%
Fondo MIVIVIENDA SA Series 144A, 4.63%, 4/12/2027 (a)	200,000	193,704
Peruvian Government International Bond:
1.86%, 12/1/2032	950,000	723,624
2.39%, 1/23/2026	600,000	557,760
2.78%, 1/23/2031	450,000	382,869
2.78%, 12/1/2060	75,000	46,411
3.00%, 1/15/2034	500,000	410,285
3.23%, 7/28/2121	200,000	123,100
3.60%, 1/15/2072	200,000	135,040
5.63%, 11/18/2050	1,200,000	1,245,624
7.35%, 7/21/2025	700,000	756,098
8.75%, 11/21/2033	200,000	253,382
		4,827,897
PHILIPPINES — 4.0%
Philippine Government International Bond:
1.65%, 6/10/2031	450,000	361,058
2.46%, 5/5/2030	500,000	436,065
2.65%, 12/10/2045	200,000	137,078
2.95%, 5/5/2045	300,000	214,605
3.20%, 7/6/2046	1,000,000	746,980
3.70%, 3/1/2041	911,000	753,133
3.70%, 2/2/2042	300,000	247,995
3.75%, 1/14/2029	200,000	194,180
3.95%, 1/20/2040	738,000	640,200
5.50%, 3/30/2026	200,000	209,332
6.38%, 10/23/2034	576,000	645,500
7.75%, 1/14/2031	400,000	482,369
9.50%, 2/2/2030	500,000	643,736
10.63%, 3/16/2025	300,000	352,033
		6,064,264
POLAND — 0.1%
Republic of Poland Government International Bond 3.25%, 4/6/2026	200,000	193,986
QATAR — 0.1%
Qatar Government International Bond Series REGS, 5.75%, 1/20/2042	200,000	223,719

See accompanying notes to financial statements.
50

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
ROMANIA — 1.3%
Romanian Government International Bond:
Series 144A, 3.00%, 2/27/2027 (a)	$ 200,000	$ 176,696
Series REGS, 3.00%, 2/14/2031	400,000	307,459
Series 144A, 3.63%, 3/27/2032 (a)	400,000	313,280
Series REGS, 4.00%, 2/14/2051	250,000	162,495
Series REGS, 4.00%, 2/14/2051	400,000	259,992
Series REGS, 5.13%, 6/15/2048	300,000	232,500
Series 144A, 6.00%, 5/25/2034 (a)	500,000	451,500
		1,903,922
RWANDA — 0.1%
Rwanda International Government Bond Series REGS, 5.50%, 8/9/2031	200,000	155,890
SAUDI ARABIA — 3.8%
Saudi Government International Bond:
Series REGS, 2.50%, 2/3/2027	400,000	378,176
Series REGS, 2.75%, 2/3/2032	250,000	222,500
Series REGS, 3.25%, 10/26/2026	1,200,000	1,161,860
Series REGS, 3.25%, 10/22/2030	800,000	752,115
Series REGS, 3.63%, 3/4/2028	600,000	591,648
Series REGS, 3.75%, 1/21/2055	200,000	163,714
Series REGS, 4.50%, 4/17/2030	200,000	204,208
Series REGS, 4.50%, 10/26/2046	850,000	774,350
Series REGS, 4.50%, 4/22/2060	200,000	183,477
Series REGS, 4.63%, 10/4/2047	800,000	741,064
Series REGS, 5.00%, 4/17/2049	400,000	391,673
Series REGS, 5.25%, 1/16/2050	200,000	203,262
		5,768,047
SENEGAL — 0.2%
Senegal Government International Bond:
Series REGS, 6.25%, 5/23/2033	200,000	152,668
Security Description	Principal Amount	Value
Series REGS, 6.25%, 5/23/2033	$ 200,000	$ 152,840
		305,508
SERBIA — 0.1%
Serbia International Bond Series REGS, 2.13%, 12/1/2030	200,000	146,424
SOUTH AFRICA — 2.5%
Republic of South Africa Government International Bond:
4.30%, 10/12/2028	600,000	512,220
4.85%, 9/30/2029	500,000	427,205
4.88%, 4/14/2026	800,000	757,568
5.00%, 10/12/2046	650,000	421,129
5.38%, 7/24/2044	200,000	136,878
5.38%, 7/24/2044	200,000	136,252
5.65%, 9/27/2047	500,000	341,285
5.75%, 9/30/2049	650,000	443,995
5.88%, 9/16/2025	200,000	198,062
5.88%, 6/22/2030	300,000	270,993
6.30%, 6/22/2048	200,000	148,664
		3,794,251
TAJIKISTAN — 0.1%
Republic of Tajikistan International Bond Series REGS, 7.13%, 9/14/2027	200,000	121,920
TRINIDAD AND TOBAGO — 0.4%
Trinidad & Tobago Government International Bond:
Series REGS, 4.38%, 1/16/2024	200,000	196,662
Series REGS, 4.50%, 8/4/2026	200,000	189,338
Series REGS, 4.50%, 6/26/2030	250,000	219,550
		605,550
TUNISIA — 0.1%
Tunisian Republic Series REGS, 5.75%, 1/30/2025	200,000	109,864
TURKEY — 4.8%
Hazine Mustesarligi Varlik Kiralama A/S Series REGS, 5.00%, 4/6/2023	400,000	393,000
Turkey Government International Bond:
3.25%, 3/23/2023	200,000	193,506
4.88%, 4/16/2043	600,000	353,142
5.13%, 2/17/2028	900,000	686,187
5.25%, 3/13/2030	900,000	641,259
5.75%, 3/22/2024	600,000	557,754
5.75%, 5/11/2047	200,000	123,092

See accompanying notes to financial statements.
51

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
5.88%, 6/26/2031	$ 450,000	$ 322,907
5.95%, 1/15/2031	400,000	289,916
6.00%, 3/25/2027	200,000	164,322
6.00%, 1/14/2041	400,000	254,580
6.13%, 10/24/2028	200,000	157,212
6.38%, 10/14/2025	2,100,000	1,860,222
6.63%, 2/17/2045	500,000	337,450
6.75%, 5/30/2040	400,000	278,394
7.63%, 4/26/2029	600,000	504,876
8.00%, 2/14/2034	100,000	84,487
		7,202,306
UKRAINE — 0.4%
Ukraine Government International Bond:
Series REGS, 7.25%, 3/15/2033	450,000	111,294
Series REGS, 7.38%, 9/25/2032	650,000	159,614
Series REGS, 7.75%, 9/1/2023	600,000	193,500
Series REGS, 9.75%, 11/1/2028	400,000	99,440
		563,848
UNITED ARAB EMIRATES — 1.6%
Emirate of Dubai Government International Bonds Series EMTN, 3.90%, 9/9/2050	200,000	144,000
Finance Department Government of Sharjah:
Series REGS, 4.00%, 7/28/2050	700,000	471,479
Series REGS, 4.38%, 3/10/2051	200,000	142,000
Sharjah Sukuk Program, Ltd.:
2.94%, 6/10/2027	600,000	557,250
3.20%, 7/13/2031	300,000	266,254
3.85%, 4/3/2026	411,000	407,404
4.23%, 3/14/2028	400,000	389,000
		2,377,387
URUGUAY — 2.0%
Uruguay Government International Bond:
4.38%, 1/23/2031	900,000	911,412
Security Description	Principal Amount	Value
4.98%, 4/20/2055	$ 1,100,000	$ 1,083,280
5.10%, 6/18/2050	500,000	500,860
7.63%, 3/21/2036	400,000	500,120
		2,995,672
UZBEKISTAN — 0.2%
Republic of Uzbekistan International Bond:
Series REGS, 3.70%, 11/25/2030	300,000	216,485
Series 144A, 3.90%, 10/19/2031 (a)	200,000	142,400
		358,885
VIETNAM — 0.2%
Vietnam Government International Bond Series REGS, 4.80%, 11/19/2024	297,000	295,604
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $136,358,732)		108,507,675
TOTAL INVESTMENTS — 97.8% (Cost $182,114,506)		147,261,563
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.2%		3,320,473
NET ASSETS — 100.0%		$ 150,582,036
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.1% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2022. Maturity date shown is the final maturity.
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
MTNA	Medium Term Note, Series A

See accompanying notes to financial statements.
52

SPDR BLOOMBERG EMERGING MARKETS USD BOND ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$ 38,753,888	$—	$ 38,753,888
Foreign Government Obligations	—	108,507,675	—	108,507,675
TOTAL INVESTMENTS	$—	$147,261,563	$—	$147,261,563

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$15,706,644	$15,706,720	$76	$—	—	$—	$187
See accompanying notes to financial statements.
53

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 82.4%
AGRICULTURE — 0.2%
BAT Capital Corp. 3 Month USD LIBOR + 0.88%, 2.29%, 8/15/2022 (a)	$ 7,671,000	$ 7,667,088
AUTO MANUFACTURERS — 5.5%
American Honda Finance Corp.:
3 Month USD LIBOR + 0.15%, 1.65%, 2/22/2023 (a)	9,000,000	8,967,240
3 Month USD LIBOR + 0.42%, 2.09%, 9/8/2023 (a)	3,393,000	3,375,356
Series MTN, 3 Month USD LIBOR + 0.37%, 1.77%, 5/10/2023 (a) (b)	5,076,000	5,058,386
Series MTN, 3 Month USD LIBOR + 0.47%, 1.88%, 11/16/2022 (a)	2,577,000	2,577,283
BMW Finance NV 3 Month USD LIBOR + 0.79%, 2.19%, 8/12/2022 (a) (c)	2,825,000	2,824,774
BMW US Capital LLC:
SOFR + 0.38%, 1.59%, 8/12/2024 (a) (c)	10,063,000	9,911,451
SOFR + 0.53%, 2.04%, 4/1/2024 (a) (c)	11,893,000	11,780,968
SOFR + 0.84%, 2.35%, 4/1/2025 (a) (c)	5,180,000	5,156,017
Daimler Finance North America LLC 3 Month USD LIBOR + 0.84%, 2.17%, 5/4/2023 (a) (c)	3,486,000	3,487,952
DAIMLER TRUCKS FINAN NA Co. GUAR 144A 04/24 VAR SOFR + 1.00%, 2.51%, 4/5/2024 (a) (c)	6,950,000	6,905,242
Daimler Trucks Finance North America LLC:
SOFR + 0.50%, 1.93%, 6/14/2023 (a) (c)	4,000,000	3,980,920
SOFR + 0.60%, 2.09%, 12/14/2023 (a) (c)	5,115,000	5,077,661
SOFR + 0.75%, 2.23%, 12/13/2024 (a) (c)	5,130,000	5,059,360
General Motors Financial Co., Inc.:
3 Month USD LIBOR + 0.99%, 3.28%, 1/5/2023 (a)	1,516,000	1,514,499
Security Description	Principal Amount	Value
SOFR + 0.62%, 1.49%, 10/15/2024 (a) (b)	$ 4,665,000	$ 4,484,278
SOFR + 0.76%, 2.18%, 3/8/2024 (a)	4,851,000	4,784,541
SOFR + 1.04%, 2.36%, 2/26/2027 (a)	3,268,000	3,060,809
SOFR + 1.20%, 2.44%, 11/17/2023 (a)	10,154,000	10,007,478
SOFR + 1.30%, 2.06%, 4/7/2025 (a)	7,800,000	7,601,256
Nissan Motor Acceptance Co. LLC:
3 Month USD LIBOR + 0.64%, 2.31%, 3/8/2024 (a) (c)	4,150,000	4,064,510
3 Month USD LIBOR + 0.65%, 1.67%, 7/13/2022 (a) (c)	2,747,000	2,746,560
3 Month USD LIBOR + 0.69%, 2.92%, 9/28/2022 (a) (c)	4,166,000	4,162,917
Toyota Motor Credit Corp.:
2.17%, 12/29/2023	4,000,000	3,998,520
SOFR + 0.26%, 1.77%, 6/18/2024 (a)	4,762,000	4,705,666
SOFR + 0.32%, 1.04%, 4/6/2023 (a)	9,427,000	9,403,244
SOFR + 0.32%, 1.16%, 1/13/2025 (a)	5,754,000	5,666,482
SOFR + 0.33%, 1.12%, 1/11/2024 (a)	9,843,000	9,743,881
SOFR + 0.34%, 1.19%, 10/14/2022 (a)	5,620,000	5,616,347
SOFR + 0.35%, 1.86%, 6/13/2023 (a)	750,000	747,525
SOFR + 0.62%, 2.13%, 3/22/2024 (a)	5,650,000	5,632,655
Series B, SOFR + 0.29%, 1.74%, 9/13/2024 (a)	5,908,000	5,831,491
Series MTN, 3 Month USD LIBOR + 0.48%, 2.15%, 9/8/2022 (a) (b)	3,330,000	3,327,569
Volkswagen Group of America Finance LLC 2.00%, 6/7/2024	6,000,000	5,975,280
		177,238,118
BANKS — 51.3%
ASB Bank, Ltd. 3 Month USD LIBOR + 0.97%, 2.71%, 6/14/2023 (a) (c)	5,645,000	5,668,201
Australia & New Zealand Banking Group, Ltd. 3 Month USD LIBOR + 0.49%, 1.99%, 11/21/2022 (a) (c)	5,511,000	5,501,907

See accompanying notes to financial statements.
54

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Banco Santander SA:
3 Month USD LIBOR + 1.09%, 2.59%, 2/23/2023 (a) (b)	$ 6,799,000	$ 6,808,723
3 Month USD LIBOR + 1.12%, 2.13%, 4/12/2023 (a)	5,210,000	5,224,536
SOFR + 1.24%, 2.50%, 5/24/2024 (a)	8,000,000	7,969,520
Bank of America Corp.:
3 Month USD LIBOR + 0.77%, 2.13%, 2/5/2026 (a)	1,033,000	1,007,970
SOFR + 0.69%, 1.68%, 4/22/2025 (a) (b)	11,472,000	11,187,839
SOFR + 1.33%, 2.84%, 4/2/2026 (a)	8,300,000	8,189,361
Series 0000, SOFR + 1.10%, 2.15%, 4/25/2025 (a)	7,750,000	7,684,047
Series 2025, SOFR + 0.66%, 1.82%, 2/4/2025 (a)	11,650,000	11,421,427
Series GMTN, 3 Month USD LIBOR + 0.96%, 2.14%, 7/23/2024 (a)	2,772,000	2,762,021
Series MTN, 3 Month USD LIBOR + 0.79%, 2.40%, 3/5/2024 (a)	10,313,000	10,245,347
Series MTN, SOFR + 0.73%, 1.76%, 10/24/2024 (a)	25,666,000	25,374,434
Bank of Montreal:
2.17%, 6/7/2025	5,000,000	4,956,850
SOFR + 0.27%, 1.12%, 4/14/2023 (a)	5,300,000	5,272,652
SOFR + 0.27%, 1.74%, 9/15/2023 (a)	9,138,000	9,057,220
SOFR + 0.32%, 1.11%, 7/9/2024 (a) (b)	5,212,000	5,121,728
SOFR + 0.35%, 1.77%, 12/8/2023 (a)	7,405,000	7,326,359
SOFR + 0.47%, 1.25%, 1/10/2025 (a)	6,460,000	6,336,679
SOFR + 0.62%, 2.10%, 9/15/2026 (a)	5,209,000	4,992,045
SOFR + 0.68%, 2.12%, 3/10/2023 (a)	16,587,000	16,553,992
SOFR + 0.71%, 2.13%, 3/8/2024 (a) (b)	4,556,000	4,524,154
Series MTN, 3 Month USD LIBOR + 0.63%, 2.35%, 9/11/2022 (a)	2,415,000	2,414,493
Bank of New York Mellon Corp Series J, SOFR + 0.20%, 1.18%, 10/25/2024 (a)	6,623,000	6,456,564
Security Description	Principal Amount	Value
Bank of New York Mellon Corp.:
SOFR + 0.26%, 1.25%, 4/26/2024 (a) (b)	$ 7,918,000	$ 7,829,556
Series FRN, SOFR + 0.62%, 1.60%, 4/25/2025 (a)	3,000,000	2,962,410
Series MTN, 3 Month USD LIBOR + 1.05%, 2.29%, 10/30/2023 (a)	5,347,000	5,349,834
Bank of New Zealand SOFR + 0.81%, 1.84%, 1/27/2027 (a) (c)	4,000,000	3,917,360
Bank of Nova Scotia:
SOFR + 0.26%, 1.74%, 9/15/2023 (a) (b)	7,990,000	7,913,376
SOFR + 0.38%, 1.44%, 7/31/2024 (a)	3,339,000	3,289,817
SOFR + 0.55%, 1.92%, 3/2/2026 (a)	3,620,000	3,507,816
SOFR + 0.55%, 2.03%, 9/15/2023 (a)	21,450,000	21,333,097
SOFR + 0.61%, 2.09%, 9/15/2026 (a)	3,660,000	3,528,862
SOFR + 0.90%, 1.69%, 4/11/2025 (a)	3,600,000	3,562,344
SOFR + 0.96%, 2.41%, 3/11/2024 (a)	7,500,000	7,475,025
Series 0000, SOFR + 0.46%, 1.24%, 1/10/2025 (a)	4,139,000	4,064,912
Series BKNT, 3 Month USD LIBOR + 0.62%, 2.72%, 9/19/2022 (a)	2,075,000	2,074,544
Series FRN, SOFR + 0.45%, 1.31%, 4/15/2024 (a) (b)	7,855,000	7,766,160
Banque Federative du Credit Mutuel SA:
3 Month USD LIBOR + 0.73%, 1.79%, 7/20/2022 (a) (c)	3,110,000	3,109,129
SOFR + 0.41%, 1.54%, 2/4/2025 (a) (c)	14,883,000	14,589,061
Barclays PLC 3 Month USD LIBOR + 1.38%, 2.79%, 5/16/2024 (a)	10,141,000	10,131,163
BPCE SA SOFR + 0.57%, 1.45%, 1/14/2025 (a) (c)	12,658,000	12,457,877
Canadian Imperial Bank of Commerce:
SOFR + 0.34%, 1.85%, 6/22/2023 (a)	7,345,000	7,295,201
SOFR + 0.40%, 1.86%, 12/14/2023 (a)	8,218,000	8,129,081

See accompanying notes to financial statements.
55

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
SOFR + 0.42%, 1.30%, 10/18/2024 (a)	$ 8,658,000	$ 8,502,156
SOFR + 0.80%, 2.31%, 3/17/2023 (a)	17,431,000	17,419,670
SOFR + 0.94%, 1.70%, 4/7/2025 (a) (b)	9,135,000	9,036,433
Series BKNT, 3 Month USD LIBOR + 0.66%, 2.38%, 9/13/2023 (a)	760,000	758,450
Citigroup, Inc.:
3 Month USD LIBOR + 0.69%, 1.91%, 10/27/2022 (a) (b)	4,100,000	4,100,410
3 Month USD LIBOR + 1.02%, 2.60%, 6/1/2024 (a)	2,041,000	2,029,040
3 Month USD LIBOR + 1.10%, 2.54%, 5/17/2024 (a)	8,372,000	8,298,996
3 Month USD LIBOR + 1.25%, 3.53%, 7/1/2026 (a)	500,000	493,725
SOFR + 0.67%, 1.79%, 5/1/2025 (a)	15,957,000	15,545,629
SOFR + 0.69%, 1.67%, 1/25/2026 (a) (b)	15,649,000	15,061,537
SOFR + 0.77%, 2.22%, 6/9/2027 (a)	2,500,000	2,367,625
SOFR + 1.28%, 2.60%, 2/24/2028 (a) (b)	3,000,000	2,864,760
SOFR + 1.37%, 2.66%, 5/24/2025 (a)	17,000,000	16,836,970
SOFR + 1.53%, 3.03%, 3/17/2026 (a)	16,375,000	16,251,860
3 Month USD LIBOR + 0.95%, 2.13%, 7/24/2023 (a)	6,424,000	6,422,266
3 Month USD LIBOR + 1.43%, 3.01%, 9/1/2023 (a)	16,409,000	16,389,309
Commonwealth Bank of Australia:
3 Month USD LIBOR + 0.68%, 2.78%, 9/18/2022 (a) (c)	4,220,000	4,219,831
3 Month USD LIBOR + 0.70%, 2.70%, 3/16/2023 (a) (c)	730,000	729,328
SOFR + 0.40%, 1.16%, 7/7/2025 (a) (c)	29,704,000	29,143,188
SOFR + 0.52%, 2.01%, 6/15/2026 (a) (c)	5,742,000	5,633,648
SOFR + 0.74%, 2.20%, 3/14/2025 (a) (c)	7,137,000	7,097,176
SOFR + 0.97%, 2.43%, 3/14/2027 (a) (c)	4,000,000	3,971,960
Security Description	Principal Amount	Value
Cooperatieve Rabobank UA:
3 Month USD LIBOR + 0.48%, 1.47%, 1/10/2023 (a)	$ 3,635,000	$ 3,629,984
SOFR + 0.30%, 1.10%, 1/12/2024 (a)	11,632,000	11,517,308
Credit Agricole SA 3 Month USD LIBOR + 1.02%, 2.20%, 4/24/2023 (a) (c)	6,126,000	6,132,003
Credit Suisse AG:
SOFR + 0.39%, 1.47%, 2/2/2024 (a)	17,919,000	17,661,325
Series FRN, SOFR + 0.38%, 1.55%, 8/9/2023 (a)	11,862,000	11,769,595
Credit Suisse Group AG:
3 Month USD LIBOR + 1.20%, 2.94%, 12/14/2023 (a) (c)	985,000	983,887
3 Month USD LIBOR + 1.24%, 2.96%, 6/12/2024 (a) (c)	1,755,000	1,756,825
DBS Group Holdings, Ltd.:
3 Month USD LIBOR + 0.62%, 1.80%, 7/25/2022 (a) (b) (c)	2,964,000	2,963,674
SOFR + 0.30%, 1.54%, 11/22/2024 (a) (c)	6,000,000	5,958,960
Deutsche Bank AG:
3 Month USD LIBOR + 1.19%, 2.60%, 11/16/2022 (a)	6,966,000	6,962,726
3 Month USD LIBOR + 1.23%, 2.78%, 2/27/2023 (a)	3,861,000	3,856,753
Series E, SOFR + 0.50%, 1.67%, 11/8/2023 (a)	9,550,000	9,428,428
DNB Bank ASA:
3 Month USD LIBOR + 0.62%, 2.23%, 12/2/2022 (a) (c)	7,100,000	7,096,450
SOFR + 0.83%, 2.34%, 3/28/2025 (a) (c)	7,550,000	7,480,464
Federation des Caisses Desjardins du Quebec SOFR + 0.43%, 1.72%, 5/21/2024 (a) (c)	6,474,000	6,363,100
Goldman Sachs Group Inc:
SOFR + 0.62%, 2.01%, 12/6/2023 (a)	11,480,000	11,354,294
SOFR + 1.39%, 2.87%, 3/15/2024 (a)	9,500,000	9,504,560
Series FRN, SOFR + 0.79%, 2.22%, 12/9/2026 (a)	2,034,000	1,948,694

See accompanying notes to financial statements.
56

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.75%, 2.25%, 2/23/2023 (a)	$ 31,789,000	$ 31,688,547
3 Month USD LIBOR + 1.00%, 2.18%, 7/24/2023 (a)	3,831,000	3,824,717
SOFR + 0.49%, 1.44%, 10/21/2024 (a)	14,004,000	13,630,093
SOFR + 0.50%, 1.94%, 9/10/2024 (a)	7,605,000	7,440,124
SOFR + 0.58%, 2.00%, 3/8/2024 (a)	12,920,000	12,720,257
SOFR + 0.70%, 1.68%, 1/24/2025 (a)	14,525,000	14,185,115
SOFR + 0.81%, 2.24%, 3/9/2027 (a)	400,000	380,352
Series ., 3 Month USD LIBOR + 1.17%, 2.58%, 5/15/2026 (a)	500,000	487,985
Series FRN, SOFR + 0.54%, 1.78%, 11/17/2023 (a)	10,961,000	10,868,051
Series MTN, 3 Month USD LIBOR + 1.60%, 3.20%, 11/29/2023 (a)	10,523,000	10,557,095
GSK Consumer Healthcare Capital US LLC SOFR + 0.89%, 2.40%, 3/24/2024 (a) (c)	3,600,000	3,597,156
HSBC Holdings PLC:
3 Month USD LIBOR + 1.00%, 2.46%, 5/18/2024 (a)	19,184,000	19,060,839
3 Month USD LIBOR + 1.23%, 2.95%, 3/11/2025 (a)	4,306,000	4,283,867
SOFR + 1.43%, 2.83%, 3/10/2026 (a)	12,450,000	12,315,166
SOFR + 0.58%, 1.85%, 11/22/2024 (a)	14,824,000	14,392,918
Huntington National Bank SOFR + 1.19%, 2.42%, 5/16/2025 (a)	4,000,000	3,959,320
ING Groep NV:
3 Month USD LIBOR + 1.00%, 3.29%, 10/2/2023 (a)	4,000,000	3,996,280
SOFR + 1.64%, 3.15%, 3/28/2026 (a)	11,745,000	11,693,205
JPMorgan Chase & Co.:
2.20%, 6/14/2025	8,000,000	7,902,960
3 Month USD LIBOR + 0.73%, 1.91%, 4/23/2024 (a)	3,854,000	3,796,807
3 Month USD LIBOR + 0.89%, 2.07%, 7/23/2024 (a)	6,947,000	6,908,166
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.23%, 2.41%, 10/24/2023 (a)	$ 15,830,000	$ 15,825,251
SOFR + 0.54%, 1.88%, 6/1/2025 (a)	8,537,000	8,331,088
SOFR + 0.58%, 2.07%, 3/16/2024 (a)	15,929,000	15,769,073
SOFR + 0.60%, 2.04%, 12/10/2025 (a)	7,775,000	7,537,707
SOFR + 0.77%, 2.27%, 9/22/2027 (a)	3,000,000	2,835,030
SOFR + 0.92%, 2.21%, 2/24/2026 (a)	11,885,000	11,502,303
SOFR + 1.32%, 2.31%, 4/26/2026 (a)	13,795,000	13,593,593
Series FRN, SOFR + 0.58%, 2.09%, 6/23/2025 (a)	9,033,000	8,823,886
Series GMTN, 3 Month USD LIBOR + 0.85%, 1.84%, 1/10/2025 (a)	2,228,000	2,207,480
KEB Hana Bank 3 Month USD LIBOR + 0.70%, 2.98%, 10/2/2022 (a) (c)	2,840,000	2,842,272
KeyBank NA SOFR + 0.32%, 1.83%, 6/14/2024 (a)	250,000	246,023
Macquarie Bank, Ltd.:
SOFR + 0.30%, 1.02%, 4/6/2023 (a) (c)	2,750,000	2,737,653
SOFR + 1.31%, 2.82%, 3/21/2025 (a) (c)	8,215,000	8,243,917
Macquarie Group, Ltd.:
SOFR + 0.71%, 1.57%, 10/14/2025 (a) (c)	20,208,000	19,873,760
SOFR + 0.92%, 2.44%, 9/23/2027 (a) (c)	8,000,000	7,735,120
Mitsubishi UFJ Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 2.35%, 3/2/2023 (a)	6,879,000	6,879,688
3 Month USD LIBOR + 0.79%, 1.97%, 7/25/2022 (a)	13,789,000	13,784,174
3 Month USD LIBOR + 0.86%, 2.07%, 7/26/2023 (a)	19,327,000	19,354,444
Mizuho Financial Group, Inc.:
3 Month USD LIBOR + 0.61%, 2.28%, 9/8/2024 (a)	1,770,000	1,755,592
3 Month USD LIBOR + 0.63%, 2.15%, 5/25/2024 (a)	8,381,000	8,274,310

See accompanying notes to financial statements.
57

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.79%, 2.40%, 3/5/2023 (a)	$ 14,695,000	$ 14,690,445
3 Month USD LIBOR + 0.84%, 1.88%, 7/16/2023 (a)	2,390,000	2,387,706
3 Month USD LIBOR + 0.85%, 2.57%, 9/13/2023 (a)	3,235,000	3,232,833
3 Month USD LIBOR + 0.88%, 2.60%, 9/11/2022 (a)	17,995,000	17,986,002
3 Month USD LIBOR + 1.00%, 2.72%, 9/11/2024 (a)	2,511,000	2,510,749
SOFR + 0.96%, 2.22%, 5/22/2026 (a)	21,541,000	20,989,120
Series ., 3 Month USD LIBOR + 0.99%, 1.98%, 7/10/2024 (a)	2,850,000	2,852,992
Morgan Stanley:
SOFR + 0.63%, 1.66%, 1/24/2025 (a)	23,013,000	22,464,370
SOFR + 0.95%, 2.22%, 2/18/2026 (a)	18,956,000	18,408,361
SOFR + 1.17%, 2.11%, 4/17/2025 (a)	8,780,000	8,669,548
Series GMTN, 3 Month USD LIBOR + 1.22%, 2.59%, 5/8/2024 (a)	9,437,000	9,452,760
Series MTN, 3 Month USD LIBOR + 1.40%, 2.58%, 10/24/2023 (a)	22,292,000	22,295,567
MUFG Union Bank NA SOFR + 0.71%, 2.16%, 12/9/2022 (a) (b)	3,807,000	3,802,584
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.41%, 2.13%, 12/13/2022 (a) (b) (c)	12,017,000	12,000,777
3 Month USD LIBOR + 0.60%, 1.61%, 4/12/2023 (a) (c)	2,305,000	2,302,695
SOFR + 0.38%, 1.18%, 1/12/2025 (a) (c)	11,480,000	11,250,974
SOFR + 0.65%, 1.45%, 1/12/2027 (a) (c)	6,420,000	6,252,374
National Bank of Canada SOFR + 0.49%, 1.65%, 8/6/2024 (a)	4,365,000	4,310,961
NatWest Group PLC 3 Month USD LIBOR + 1.55%, 3.75%, 6/25/2024 (a)	4,723,000	4,731,501
NatWest Markets PLC:
SOFR + 0.53%, 1.74%, 8/12/2024 (a) (c)	3,745,000	3,699,348
Security Description	Principal Amount	Value
SOFR + 0.76%, 2.27%, 9/29/2026 (a) (c)	$ 5,835,000	$ 5,651,898
SOFR + 1.45%, 2.96%, 3/22/2025 (a) (c)	9,000,000	8,995,500
SOFR + 1.66%, 3.17%, 9/29/2022 (a) (c)	2,655,000	2,658,266
Nordea Bank Abp 2.11%, 6/6/2025	4,000,000	3,982,680
PNC Bank NA Series BKNT, 3 Month USD LIBOR + 0.50%, 1.72%, 7/27/2022 (a)	5,690,000	5,688,748
Royal Bank of Canada:
SOFR + 0.30%, 1.19%, 1/19/2024 (a) (b)	9,999,000	9,880,712
SOFR + 0.34%, 1.10%, 10/7/2024 (a)	6,917,000	6,785,646
SOFR + 0.36%, 1.42%, 7/29/2024 (a) (b)	5,895,000	5,803,745
SOFR + 0.44%, 1.39%, 1/21/2025 (a)	5,395,000	5,274,368
SOFR + 0.45%, 1.44%, 10/26/2023 (a)	15,977,000	15,833,686
SOFR + 0.57%, 1.60%, 4/27/2026 (a)	4,770,000	4,616,215
SOFR + 0.59%, 1.67%, 11/2/2026 (a)	5,948,000	5,718,526
SOFR + 0.71%, 1.66%, 1/21/2027 (a)	3,455,000	3,332,520
SOFR + 0.84%, 1.69%, 4/14/2025 (a)	2,000,000	1,971,040
Series GMTN, 3 Month USD LIBOR + 0.36%, 1.40%, 1/17/2023 (a)	3,062,000	3,054,406
Series GMTN, SOFR + 0.40%, 1.54%, 8/5/2022 (a)	3,247,000	3,245,993
Series GMTN, SOFR + 0.53%, 1.46%, 1/20/2026 (a)	4,550,000	4,415,411
Skandinaviska Enskilda Banken AB:
2.13%, 6/9/2025	5,500,000	5,465,460
3 Month USD LIBOR + 0.32%, 1.90%, 9/1/2023 (a) (c)	2,186,000	2,171,201
3 Month USD LIBOR + 0.65%, 2.37%, 12/12/2022 (a) (c)	8,073,000	8,067,753
Societe Generale SA SOFR + 1.05%, 2.00%, 1/21/2026 (a) (c)	9,010,000	8,708,615
Standard Chartered PLC:
SOFR + 0.93%, 2.21%, 11/23/2025 (a) (b) (c)	5,070,000	4,960,640
SOFR + 1.25%, 2.10%, 10/14/2023 (a) (b) (c)	7,205,000	7,160,977

See accompanying notes to financial statements.
58

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
SOFR + 1.74%, 3.25%, 3/30/2026 (a) (c)	$ 5,500,000	$ 5,502,805
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 1.78%, 10/18/2022 (a)	13,005,000	13,003,309
3 Month USD LIBOR + 0.74%, 1.78%, 1/17/2023 (a)	5,752,000	5,749,757
3 Month USD LIBOR + 0.78%, 1.79%, 7/12/2022 (a) (b)	6,745,000	6,744,258
3 Month USD LIBOR + 0.80%, 1.84%, 10/16/2023 (a)	3,493,000	3,492,476
3 Month USD LIBOR + 0.86%, 1.90%, 7/19/2023 (a)	3,694,000	3,692,485
SOFR + 0.88%, 1.67%, 1/14/2027 (a)	6,250,000	6,073,687
Sumitomo Mitsui Trust Bank, Ltd. SOFR + 0.44%, 1.90%, 9/16/2024 (a) (c)	9,000,000	8,837,730
Svenska Handelsbanken AB 2.09%, 6/10/2025	4,600,000	4,561,820
Swedbank AB SOFR + 0.91%, 2.42%, 4/4/2025 (a) (c)	4,900,000	4,849,824
Toronto-Dominion Bank:
2.17%, 6/6/2025	6,500,000	6,442,280
SOFR + 0.22%, 1.59%, 6/2/2023 (a)	4,550,000	4,519,378
SOFR + 0.24%, 0.96%, 1/6/2023 (a)	8,150,000	8,122,860
SOFR + 0.36%, 1.74%, 3/4/2024 (a) (b)	10,393,000	10,262,880
SOFR + 0.41%, 1.19%, 1/10/2025 (a)	6,455,000	6,325,771
SOFR + 0.45%, 1.96%, 9/28/2023 (a)	9,600,000	9,540,480
SOFR + 0.59%, 2.03%, 9/10/2026 (a)	6,607,000	6,363,070
SOFR + 0.91%, 2.33%, 3/8/2024 (a)	3,500,000	3,487,155
Series GMTN, 3 Month USD LIBOR + 0.64%, 1.68%, 7/19/2023 (a)	604,000	602,937
Series MTN, 3 Month USD LIBOR + 0.53%, 2.11%, 12/1/2022 (a)	1,868,000	1,865,161
Series MTN, SOFR + 0.35%, 1.79%, 9/10/2024 (a) (b)	10,054,000	9,828,489
Series MTN, SOFR + 0.48%, 1.51%, 1/27/2023 (a)	11,515,000	11,482,643
Security Description	Principal Amount	Value
Truist Bank:
SOFR + 0.20%, 1.07%, 1/17/2024 (a)	$ 13,927,000	$ 13,731,047
SOFR + 0.73%, 2.16%, 3/9/2023 (a)	2,230,000	2,230,513
Truist Financial Corp. SOFR + 0.40%, 1.83%, 6/9/2025 (a)	17,685,000	17,137,826
UBS AG:
SOFR + 0.32%, 1.67%, 6/1/2023 (a) (c)	14,468,000	14,411,719
SOFR + 0.36%, 1.53%, 2/9/2024 (a) (c)	13,255,000	13,117,281
SOFR + 0.45%, 1.62%, 8/9/2024 (a) (c)	12,835,000	12,721,924
UBS Group AG SOFR + 1.58%, 2.79%, 5/12/2026 (a) (c)	12,000,000	12,000,360
US Bank NA 3 Month USD LIBOR + 0.40%, 2.09%, 12/9/2022 (a)	7,157,000	7,154,209
Wells Fargo & Co.:
SOFR + 1.32%, 2.30%, 4/25/2026 (a)	15,608,000	15,386,210
3 Month USD LIBOR + 1.23%, 2.47%, 10/31/2023 (a)	16,300,000	16,306,846
Westpac Banking Corp.:
3 Month USD LIBOR + 0.39%, 1.41%, 1/13/2023 (a)	10,710,000	10,694,363
3 Month USD LIBOR + 0.57%, 1.56%, 1/11/2023 (a) (b)	4,652,000	4,651,116
3 Month USD LIBOR + 0.72%, 2.13%, 5/15/2023 (a)	4,164,000	4,163,250
3 Month USD LIBOR + 0.77%, 2.30%, 2/26/2024 (a)	225,000	224,795
SOFR + 0.30%, 1.56%, 11/18/2024 (a)	11,995,000	11,843,023
SOFR + 0.52%, 1.91%, 6/3/2026 (a)	9,630,000	9,413,421
SOFR + 1.00%, 2.33%, 8/26/2025 (a)	8,000,000	7,971,920
		1,659,975,826
CHEMICALS — 0.1%
DuPont de Nemours, Inc. 3 Month USD LIBOR + 1.11%, 2.52%, 11/15/2023 (a)	3,142,000	3,152,651

See accompanying notes to financial statements.
59

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust SOFR + 0.68%, 2.19%, 9/29/2023 (a) (b)	$ 6,635,000	$ 6,528,774
AIG Global Funding SOFR + 0.38%, 1.86%, 12/15/2023 (a) (c)	4,040,000	4,010,993
Air Lease Corp. 3 Month USD LIBOR + 0.35%, 2.18%, 12/15/2022 (a)	7,072,000	7,043,217
American Express Co.:
3 Month USD LIBOR + 0.61%, 1.90%, 8/1/2022 (a)	4,057,000	4,057,000
3 Month USD LIBOR + 0.65%, 2.20%, 2/27/2023 (a)	5,237,000	5,226,159
3 Month USD LIBOR + 0.75%, 2.04%, 8/3/2023 (a)	3,505,000	3,504,439
SOFR + 0.23%, 1.33%, 11/3/2023 (a) (b)	9,160,000	9,079,667
SOFR + 0.65%, 1.78%, 11/4/2026 (a)	4,741,000	4,567,527
SOFR + 0.72%, 1.82%, 5/3/2024 (a) (b)	7,606,000	7,544,467
SOFR + 0.93%, 2.32%, 3/4/2025 (a) (b)	7,735,000	7,670,645
BOC Aviation, Ltd. 3 Month USD LIBOR + 1.13%, 3.32%, 9/26/2023 (a) (c)	2,000,000	2,000,540
Capital One Financial Corp.:
3 Month USD LIBOR + 0.72%, 1.96%, 1/30/2023 (a)	3,475,000	3,476,425
SOFR + 0.69%, 2.11%, 12/6/2024 (a)	11,255,000	11,073,682
SOFR + 1.35%, 2.52%, 5/9/2025 (a) (b)	4,250,000	4,188,672
Charles Schwab Corp.:
SOFR + 0.50%, 2.01%, 3/18/2024 (a)	15,037,000	14,912,644
SOFR + 0.52%, 1.74%, 5/13/2026 (a)	5,746,000	5,577,757
SOFR + 1.05%, 2.43%, 3/3/2027 (a) (b)	6,000,000	5,902,260
		106,364,868
ELECTRIC — 4.4%
American Electric Power Co., Inc. Series A, 3 Month USD LIBOR + 0.48%, 1.77%, 11/1/2023 (a)	6,006,000	5,967,321
Security Description	Principal Amount	Value
CenterPoint Energy, Inc. SOFR + 0.65%, 1.87%, 5/13/2024 (a)	$ 12,438,000	$ 12,140,234
Dominion Energy, Inc. Series D, 3 Month USD LIBOR + 0.53%, 2.36%, 9/15/2023 (a)	8,844,000	8,797,834
Duke Energy Corp. SOFR + 0.25%, 1.69%, 6/10/2023 (a) (b)	5,070,000	5,028,781
Eversource Energy Series T, SOFR + 0.25%, 1.47%, 8/15/2023 (a)	4,657,000	4,621,188
Florida Power & Light Co.:
SOFR + 0.25%, 1.43%, 5/10/2023 (a)	11,848,000	11,797,172
SOFR + 0.38%, 1.18%, 1/12/2024 (a)	9,415,000	9,282,343
National Rural Utilities Cooperative Finance Corp.:
SOFR + 0.40%, 1.57%, 8/7/2023 (a)	6,897,000	6,873,067
Series D, SOFR + 0.33%, 1.20%, 10/18/2024 (a)	3,505,000	3,461,433
NextEra Energy Capital Holdings, Inc.:
3 Month USD LIBOR + 0.27%, 1.77%, 2/22/2023 (a)	19,905,000	19,786,764
SOFR + 0.40%, 1.50%, 11/3/2023 (a)	17,148,000	16,933,307
SOFR + 0.54%, 1.89%, 3/1/2023 (a)	5,945,000	5,916,405
SOFR + 1.02%, 2.07%, 3/21/2024 (a) (b)	5,561,000	5,515,678
PPL Electric Utilities Corp. SOFR + 0.33%, 1.84%, 6/24/2024 (a)	7,835,000	7,685,116
Southern California Edison Co.:
SOFR + 0.64%, 2.15%, 4/3/2023 (a) (b)	2,433,000	2,425,579
SOFR + 0.83%, 2.34%, 4/1/2024 (a)	7,190,000	7,068,058
Southern Co. Series 2021, SOFR + 0.37%, 1.55%, 5/10/2023 (a)	7,499,000	7,442,983
		140,743,263
ELECTRONICS — 0.2%
Honeywell International, Inc. 3 Month USD LIBOR + 0.37%, 1.74%, 8/8/2022 (a) (b)	6,733,000	6,730,441

See accompanying notes to financial statements.
60

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
ENTERTAINMENT — 0.2%
Magallanes, Inc. SOFR + 1.78%, 3.26%, 3/15/2024 (a) (c)	$ 6,480,000	$ 6,458,486
FOOD — 0.1%
General Mills, Inc. 3 Month USD LIBOR + 1.01%, 2.05%, 10/17/2023 (a)	4,694,000	4,712,400
Kraft Heinz Foods Co. 3 Month USD LIBOR + 0.82%, 2.22%, 8/10/2022 (a)	2,000	1,998
		4,714,398
GAS — 0.7%
Atmos Energy Corp. 3 Month USD LIBOR + 0.38%, 2.07%, 3/9/2023 (a) (b)	8,644,000	8,623,427
CenterPoint Energy Resources Corp. 3 Month USD LIBOR + 0.50%, 2.11%, 3/2/2023 (a)	3,379,000	3,368,356
ONE Gas, Inc. 3 Month USD LIBOR + 0.61%, 2.33%, 3/11/2023 (a) (b)	3,451,000	3,435,126
Southern California Gas Co. 3 Month USD LIBOR + 0.35%, 2.09%, 9/14/2023 (a)	2,849,000	2,836,322
Spire Missouri, Inc. SOFR + 0.50%, 1.87%, 12/2/2024 (a) (b)	3,605,000	3,571,077
		21,834,308
HEALTH CARE PRODUCTS — 0.7%
Baxter International, Inc.:
1.30%, 12/1/2023	4,850,000	4,798,153
1.46%, 11/29/2024	4,451,000	4,351,921
Thermo Fisher Scientific, Inc.:
SOFR + 0.39%, 1.26%, 10/18/2023 (a)	6,778,000	6,699,443
SOFR + 0.53%, 1.40%, 10/18/2024 (a) (b)	5,724,000	5,602,766
		21,452,283
HEALTH CARE SERVICES — 0.7%
Roche Holdings Inc:
SOFR + 0.33%, 1.78%, 9/11/2023 (a) (c)	9,750,000	9,708,173
SOFR + 0.56%, 2.00%, 3/10/2025 (a) (c)	8,080,000	8,010,350
Security Description	Principal Amount	Value
Roche Holdings, Inc. SOFR + 0.24%, 1.63%, 3/5/2024 (a) (b) (c)	$ 4,965,000	$ 4,923,691
		22,642,214
INSURANCE — 6.4%
Athene Global Funding:
3 Month USD LIBOR + 1.23%, 2.19%, 7/1/2022 (a) (c)	4,794,000	4,794,000
SOFR + 0.56%, 1.82%, 8/19/2024 (a) (c)	3,240,000	3,127,799
SOFR + 0.70%, 1.99%, 5/24/2024 (a) (c)	21,786,000	21,154,206
SOFR + 0.72%, 1.48%, 1/7/2025 (a) (c)	5,245,000	5,120,169
Brighthouse Financial Global Funding SOFR + 0.76%, 1.56%, 4/12/2024 (a) (c)	6,994,000	6,942,174
Equitable Financial Life Global Funding SOFR + 0.39%, 1.15%, 4/6/2023 (a) (c)	7,950,000	7,914,861
GA Global Funding Trust:
SOFR + 0.50%, 1.95%, 9/13/2024 (a) (c)	5,855,000	5,634,618
SOFR + 1.36%, 2.15%, 4/11/2025 (a) (c)	3,750,000	3,678,413
Jackson National Life Global Funding SOFR + 0.60%, 1.32%, 1/6/2023 (a) (c)	8,840,000	8,818,342
MassMutual Global Funding II:
SOFR + 0.22%, 1.59%, 6/2/2023 (a) (c)	1,582,000	1,578,441
SOFR + 0.27%, 1.22%, 10/21/2024 (a) (c)	4,125,000	4,086,101
SOFR + 0.36%, 1.16%, 4/12/2024 (a) (b) (c)	15,939,000	15,882,098
MET Tower Global Funding SOFR + 0.55%, 1.42%, 1/17/2023 (a) (b) (c)	5,381,000	5,375,888
Metropolitan Life Global Funding I:
SOFR + 0.30%, 1.81%, 9/27/2024 (a) (c)	4,650,000	4,578,808
SOFR + 0.32%, 1.08%, 1/7/2024 (a) (b) (c)	8,732,000	8,657,516
SOFR + 0.35%, 1.77%, 9/8/2022 (a) (b) (c)	3,275,000	3,275,590
SOFR + 0.57%, 1.41%, 1/13/2023 (a) (c)	11,148,000	11,130,386
SOFR + 0.91%, 2.42%, 3/21/2025 (a) (c)	5,120,000	5,108,787
New York Life Global Funding:
1.52%, 6/6/2024	5,000,000	4,963,700

See accompanying notes to financial statements.
61

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.28%, 1.27%, 1/10/2023 (a) (c)	$ 3,545,000	$ 3,539,257
3 Month USD LIBOR + 0.44%, 1.45%, 7/12/2022 (a) (c)	3,147,000	3,146,465
SOFR + 0.19%, 1.70%, 6/30/2023 (a) (c)	500,000	496,085
SOFR + 0.22%, 1.30%, 2/2/2023 (a) (c)	9,565,000	9,535,444
SOFR + 0.31%, 1.30%, 4/26/2024 (a) (c)	6,834,000	6,708,528
SOFR + 0.33%, 1.18%, 1/14/2025 (a) (c)	4,305,000	4,194,361
SOFR + 0.36%, 1.31%, 10/21/2023 (a) (c)	3,350,000	3,329,431
SOFR + 0.48%, 1.91%, 6/9/2026 (a) (c)	13,650,000	13,215,520
Northwestern Mutual Global Funding SOFR + 0.33%, 1.84%, 3/25/2024 (a) (c)	4,632,000	4,606,756
Pacific Life Global Funding II:
SOFR + 0.40%, 1.43%, 1/27/2025 (a) (c)	2,400,000	2,354,928
SOFR + 0.62%, 2.01%, 6/4/2026 (a) (c)	9,120,000	8,815,483
SOFR + 0.80%, 2.31%, 3/30/2025 (a) (c)	3,500,000	3,465,700
Principal Life Global Funding II:
SOFR + 0.38%, 1.69%, 8/23/2024 (a) (c)	3,877,000	3,803,221
SOFR + 0.45%, 1.25%, 4/12/2024 (a) (c)	3,394,000	3,385,210
Protective Life Global Funding SOFR + 0.98%, 2.49%, 3/28/2025 (a) (c)	4,600,000	4,584,820
		207,003,106
INTERNET — 0.4%
eBay, Inc. 3 Month USD LIBOR + 0.87%, 2.11%, 1/30/2023 (a)	4,829,000	4,834,070
Tencent Holdings, Ltd.:
3 Month USD LIBOR + 0.61%, 1.65%, 1/19/2023 (a) (c)	2,300,000	2,294,802
3 Month USD LIBOR + 0.91%, 1.90%, 4/11/2024 (a) (c)	1,500,000	1,495,500
Class REGs, 3 Month USD LIBOR + 0.91%, 1.90%, 4/11/2024 (a)	2,175,000	2,168,475
Security Description	Principal Amount	Value
Class REGS, 3 Month USD LIBOR + 0.61%, 1.65%, 1/19/2023 (a)	$ 1,690,000	$ 1,686,181
		12,479,028
LODGING — 0.1%
Hyatt Hotels Corp. SOFR + 1.05%, 2.56%, 10/1/2023 (a)	4,431,000	4,421,385
MACHINERY, CONSTRUCTION & MINING — 1.1%
Caterpillar Financial Services Corp.:
SOFR + 0.15%, 1.39%, 11/17/2022 (a)	10,712,000	10,694,754
SOFR + 0.17%, 0.95%, 1/10/2024 (a)	5,213,000	5,193,034
SOFR + 0.25%, 1.48%, 5/17/2024 (a)	7,684,000	7,566,896
SOFR + 0.27%, 1.72%, 9/13/2024 (a)	9,966,000	9,785,117
SOFR + 0.45%, 1.67%, 11/13/2023 (a)	3,100,000	3,097,954
		36,337,755
MACHINERY-DIVERSIFIED — 0.8%
John Deere Capital Corp.:
SOFR + 0.12%, 0.84%, 7/10/2023 (a) (b)	8,593,000	8,539,465
SOFR + 0.56%, 1.93%, 3/7/2025 (a) (b)	3,082,000	3,024,120
Series GMTN, 3 Month USD LIBOR + 0.55%, 2.18%, 6/7/2023 (a) (b)	3,237,000	3,233,601
Series MTN, 3 Month USD LIBOR + 0.48%, 2.15%, 9/8/2022 (a)	3,781,000	3,779,866
Series MTN, SOFR + 0.20%, 0.92%, 10/11/2024 (a)	8,381,000	8,221,845
		26,798,897
MEDIA — 0.5%
Charter Communications Operating LLC 3 Month USD LIBOR + 1.65%, 2.94%, 2/1/2024 (a)	7,081,000	7,106,350
Comcast Corp. 3 Month USD LIBOR + 0.63%, 1.67%, 4/15/2024 (a)	4,842,000	4,846,213
Walt Disney Co. 3 Month USD LIBOR + 0.39%, 1.97%, 9/1/2022 (a) (b)	5,573,000	5,570,325
		17,522,888

See accompanying notes to financial statements.
62

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co. Series MTN, 3 Month USD LIBOR + 0.30%, 1.71%, 2/14/2024 (a)	$ 2,092,000	$ 2,079,134
General Electric Co. 3 Month USD LIBOR + 0.38%, 1.74%, 5/5/2026 (a)	1,908,000	1,807,143
Siemens Financieringsmaatschappij NV SOFR + 0.43%, 1.88%, 3/11/2024 (a) (c)	400,000	396,908
		4,283,185
OIL & GAS — 0.8%
Chevron Corp. 3 Month USD LIBOR + 0.90%, 2.30%, 5/11/2023 (a)	5,810,000	5,811,104
Chevron USA, Inc.:
3 Month USD LIBOR + 0.11%, 1.51%, 8/12/2022 (a) (b)	4,055,000	4,050,783
3 Month USD LIBOR + 0.20%, 1.60%, 8/11/2023 (a)	3,758,000	3,731,581
Exxon Mobil Corp. 3 Month USD LIBOR + 0.33%, 1.74%, 8/16/2022 (a) (b)	7,120,000	7,113,663
Shell International Finance B.V. 3 Month USD LIBOR + 0.40%, 1.82%, 11/13/2023 (a) (b)	5,411,000	5,391,088
		26,098,219
PHARMACEUTICALS — 1.0%
AbbVie, Inc. 3 Month USD LIBOR + 0.65%, 2.15%, 11/21/2022 (a)	8,417,000	8,415,064
AstraZeneca PLC 3 Month USD LIBOR + 0.67%, 2.11%, 8/17/2023 (a) (b)	3,424,000	3,448,721
Bayer US Finance II LLC 3 Month USD LIBOR + 1.01%, 2.84%, 12/15/2023 (a) (c)	8,739,000	8,681,497
Cigna Corp. 3 Month USD LIBOR + 0.89%, 1.93%, 7/15/2023 (a)	8,037,000	8,082,731
Security Description	Principal Amount	Value
Pfizer, Inc. 3 Month USD LIBOR + 0.33%, 2.16%, 9/15/2023 (a)	$ 2,554,000	$ 2,544,474
		31,172,487
PIPELINES — 0.4%
Enbridge, Inc.:
SOFR + 0.40%, 1.64%, 2/17/2023 (a)	6,562,000	6,526,762
SOFR + 0.63%, 1.85%, 2/16/2024 (a)	6,849,000	6,766,607
		13,293,369
REAL ESTATE INVESTMENT TRUSTS — 0.5%
Public Storage SOFR + 0.47%, 1.45%, 4/23/2024 (a)	8,806,000	8,756,158
Simon Property Group LP SOFR + 0.43%, 1.22%, 1/11/2024 (a)	6,257,000	6,197,934
		14,954,092
RETAIL — 0.2%
Starbucks Corp. SOFR + 0.42%, 1.64%, 2/14/2024 (a)	6,768,000	6,735,784
SEMICONDUCTORS — 0.3%
Analog Devices, Inc. SOFR + 0.25%, 1.76%, 10/1/2024 (a) (b)	5,731,000	5,585,318
QUALCOMM, Inc. 3 Month USD LIBOR + 0.73%, 1.97%, 1/30/2023 (a)	3,753,000	3,751,837
		9,337,155
TELECOMMUNICATIONS — 2.2%
AT&T, Inc.:
3 Month USD LIBOR + 1.18%, 2.90%, 6/12/2024 (a)	13,156,000	13,095,482
SOFR + 0.64%, 2.15%, 3/25/2024 (a)	14,877,000	14,727,040
Verizon Communications, Inc.:
3 Month USD LIBOR + 1.10%, 2.51%, 5/15/2025 (a)	10,331,000	10,268,188
SOFR + 0.50%, 2.01%, 3/22/2024 (a) (b)	8,256,000	8,149,415
SOFR + 0.79%, 2.30%, 3/20/2026 (a)	19,747,000	19,383,458
Vodafone Group PLC 3 Month USD LIBOR + 0.99%, 2.03%, 1/16/2024 (a)	4,058,000	4,059,623
		69,683,206

See accompanying notes to financial statements.
63

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
TRANSPORTATION — 0.2%
United Parcel Service, Inc. 3 Month USD LIBOR + 0.45%, 2.73%, 4/1/2023 (a) (b)	$ 5,504,000	$ 5,503,064
TOTAL CORPORATE BONDS & NOTES (Cost $2,694,324,988)		2,664,597,564
FOREIGN GOVERNMENT OBLIGATIONS — 17.1%
AUSTRALIA — 0.3%
National Australia Bk 2.03%, 6/9/2025	10,000,000	9,963,900
CANADA — 1.0%
CPPIB Capital, Inc.:
Series 144A, SOFR + 1.25%, 1.90%, 04/04/2025 (a) (c)	3,000,000	3,075,030
Series 144A, SOFR + 1.25%, 2.67%, 03/11/2026 (a) (c)	21,625,000	22,331,705
PSP Capital, Inc. Series 144A, SOFR + 0.24%, 1.58%, 3/3/2025 (a) (c)	7,300,000	7,286,203
		32,692,938
FREE OF TAX — 0.9%
Asian Development Bank SOFR + 1.00%, 1.67%, 4/6/2027 (a)	5,000,000	5,162,450
Inter-American Development Bank SOFR + 0.28%, 1.03%, 4/12/2027 (a)	9,000,000	8,993,160
Inter-American Investment Corp. SOFR + 0.27%, 1.76%, 3/22/2024 (a)	3,500,000	3,498,880
International Bank for Reconstruction & Development SOFR + 0.18%, 1.62%, 6/15/2026 (a)	11,865,000	11,855,508
		29,509,998
GERMANY — 0.6%
Kreditanstalt fuer Wiederaufbau SOFR + 1.00%, 2.17%, 2/12/2024 (a)	17,950,000	18,207,762
NETHERLANDS — 0.3%
BNG Bank NV Series 144A, SOFR + 1.00%, 2.08%, 8/5/2026 (a) (c)	5,000,000	5,137,350
Security Description	Principal Amount	Value
Cooperatieve Rabobank UA SOFR + 0.38%, 1.17%, 1/10/2025 (a)	$ 5,770,000	$ 5,676,930
		10,814,280
NEW ZEALAND — 0.2%
ANZ New Zealand Int'l, Ltd. SOFR + 0.60%, 1.86%, 2/18/2025 (a) (c)	5,950,000	5,864,915
NORWAY — 0.9%
Kommunalbanken A/S:
Series 144A, SOFR + 0.16%, 1.12%, 10/27/2023 (a) (c)	12,992,000	12,991,870
Series 144A, SOFR + 1.00%, 2.45%, 06/17/2026 (a) (c)	16,500,000	16,931,970
		29,923,840
SOUTH KOREA — 0.9%
Export-Import Bank of Korea:
3 Month USD LIBOR + 0.78%, 2.40%, 06/01/2023 (a)	7,560,000	7,592,432
3 Month USD LIBOR + 0.93%, 2.21%, 11/01/2022 (a)	7,390,000	7,403,819
Korea Development Bank:
3 Month USD LIBOR + 0.48%, 2.75%, 10/01/2022 (a)	5,280,000	5,283,379
3 Month USD LIBOR + 0.73%, 1.69%, 07/06/2022 (a)	1,495,000	1,495,000
SOFR + 0.25%, 1.65%, 03/09/2024 (a)	5,620,000	5,613,481
Series GMTN, 3 Month USD LIBOR + 0.35%, 1.81%, 02/18/2023 (a)	500,000	500,025
		27,888,136
SUPRANATIONAL — 11.2%
Asian Development Bank:
SOFR + 1.00%, 2.29%, 08/27/2026 (a)	9,150,000	9,432,003
SOFR + 1.00%, 2.45%, 06/16/2026 (a)	24,175,000	24,928,535
Asian Infrastructure Investment Bank SOFR + 0.22%, 1.02%, 4/15/2026 (a) (c)	3,000,000	2,988,120
European Bank for Reconstruction & Development:
SOFR + 0.19%, 1.04%, 04/14/2026 (a)	14,650,000	14,625,974
SOFR + 0.26%, 1.48%, 08/19/2022 (a)	17,450,000	17,453,490

See accompanying notes to financial statements.
64

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
SOFR + 0.26%, 1.71%, 03/13/2023 (a)	$ 10,230,000	$ 10,239,821
SOFR + 0.28%, 1.15%, 10/15/2024 (a)	18,995,000	19,054,075
European Investment Bank:
3 Month USD LIBOR + 0.10%, 1.14%, 01/19/2023 (a) (c)	11,758,000	11,760,704
SOFR + 0.25%, 1.24%, 01/30/2023 (a) (c)	12,600,000	12,612,222
SOFR + 0.28%, 1.67%, 03/05/2024 (a) (c)	16,000,000	16,047,360
SOFR + 1.00%, 1.95%, 01/21/2026 (a) (c)	18,400,000	18,901,584
Inter-American Development Bank:
SOFR + 0.17%, 1.62%, 09/16/2026 (a)	10,500,000	10,461,150
SOFR + 0.20%, 1.34%, 02/10/2026 (a)	32,360,000	32,335,730
SOFR + 0.25%, 1.31%, 02/04/2025 (a)	9,350,000	9,372,440
SOFR + 0.26%, 1.71%, 09/16/2022 (a)	14,950,000	14,955,681
Series GMTN, 3 Month USD LIBOR + 0.07%, 1.11%, 07/15/2022 (a)	10,520,000	10,518,317
International Bank for Reconstruction & Development:
SOFR + 0.13%, 0.90%, 01/13/2023 (a)	30,185,000	30,194,357
SOFR + 0.31%, 1.79%, 09/18/2025 (a)	21,250,000	21,344,350
Series GDIF, SOFR + 0.30%, 1.39%, 08/06/2024 (a)	18,980,000	19,058,387
Series GDIF, SOFR + 0.39%, 1.85%, 06/17/2024 (a)	12,710,000	12,776,982
International Finance Corp.:
SOFR + 0.09%, 1.60%, 06/30/2023 (a)	17,540,000	17,537,018
SOFR + 0.09%, 1.60%, 04/03/2024 (a)	4,500,000	4,498,560
Series GMTN, 3 Month USD LIBOR + 0.07%, 1.90%, 12/15/2022 (a)	11,805,000	11,800,042
Nordic Investment Bank SOFR + 1.00%, 2.17%, 5/12/2026 (a)	9,095,000	9,353,116
		362,250,018
SWEDEN — 0.4%
Svensk Exportkredit AB SOFR + 1.00%, 2.27%, 5/25/2023 (a)	12,890,000	12,983,066
Security Description	Principal Amount	Value
SWITZERLAND — 0.4%
Credit Suisse AG Series FRN, SOFR + 1.26%, 2.54%, 2/21/2025 (a)	$ 6,250,000	$ 6,184,250
UBS AG SOFR + 0.47%, 1.31%, 1/13/2025 (a) (c)	8,330,000	8,171,647
		14,355,897
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $555,346,924)		554,454,750
	Shares
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (d) (e)	44,757,689	44,753,213
State Street Navigator Securities Lending Portfolio II (f) (g)	55,675,500	55,675,500
TOTAL SHORT-TERM INVESTMENTS (Cost $100,431,763)		100,428,713
TOTAL INVESTMENTS — 102.6% (Cost $3,350,103,675)		3,319,481,027
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(85,628,348)
NET ASSETS — 100.0%		$ 3,233,852,679
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 24.6% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
FRN	Floating Rate Note
GDIF	Global Debt Issuance Facility

See accompanying notes to financial statements.
65

SPDR BLOOMBERG INVESTMENT GRADE FLOATING RATE ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$2,664,597,564	$—	$2,664,597,564
Foreign Government Obligations	—	554,454,750	—	554,454,750
Short-Term Investments	100,428,713	—	—	100,428,713
TOTAL INVESTMENTS	$100,428,713	$3,219,052,314	$—	$3,319,481,027

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	52,245,493	$52,261,166	$ 901,065,715	$ 908,550,915	$(19,642)	$(3,111)	44,757,689	$ 44,753,213	$ 91,032
State Street Navigator Securities Lending Portfolio II	38,337,395	38,337,395	436,043,600	418,705,495	—	—	55,675,500	55,675,500	100,039
Total		$90,598,561	$1,337,109,315	$1,327,256,410	$(19,642)	$(3,111)		$100,428,713	$191,071
See accompanying notes to financial statements.
66

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 96.4%
ALABAMA — 1.2%
Alabama Community College System ACCS Enhancements Fee Revenue 4.00%, 9/1/2046 (a)	$ 1,000,000	$ 977,914
Birmingham Airport Authority Revenue 5.00%, 7/1/2030 (a)	500,000	567,309
Birmingham, AL, Special Care Facilities Financing Authority Revenue Series S, 5.75%, 6/1/2045	1,635,000	1,511,745
Health Care Authority of the City of Huntsville Series B1, 4.00%, 6/1/2039	500,000	488,063
Hoover,AL, Industrial Development Board Environmental Improvement Revenue:
AMT, 5.75%, 10/1/2049	2,615,000	2,742,035
AMT, VRN, 6.38%, 11/1/2050 (b)	785,000	885,590
Infirmary Health System, AL, Special Care Facilities Financing Authority of Mobile Revenue:
Series A, 3.00%, 2/1/2029	105,000	102,348
Series A, 3.00%, 2/1/2030	200,000	193,715
Jefferson County Board of Education, Special Tax Revenue 4.00%, 2/1/2042	525,000	517,404
Jefferson County, AL, Sewer Warrant Revenue:
Series A, 5.25%, 10/1/2048 (a)	240,000	251,282
Series D, 6.00%, 10/1/2042	3,210,000	3,483,351
Series D, 6.50%, 10/1/2053	2,010,000	2,191,952
Series E, Zero Coupon, 10/1/2035	150,000	59,326
Spring Hill College Educational Building Authority of Mobile Revenue 5.88%, 4/15/2045	1,600,000	1,622,399
Tuscaloosa County, AL, Industrial Development Authority Revenue:
Series A, 4.50%, 5/1/2032 (c)	1,709,000	1,538,337
Series A, 5.25%, 5/1/2044 (c)	2,420,000	2,160,064
		19,292,834
ALASKA — 0.0% (d)
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	120,000	129,542
Security Description	Principal Amount	Value
Northern Tobacco Securitization Corp. Revenue Series B-2-CLASS, Zero Coupon, 6/1/2066	$ 800,000	$ 85,807
State of Alaska International Airports System Revenue Series B, 5.00%, 10/1/2035	545,000	569,208
		784,557
AMERICAN SAMOA — 0.1%
American Samoa, AS, Economic Development Authority Revenue Series A, 6.63%, 9/1/2035	1,000,000	1,081,420
ARIZONA — 1.7%
Arizona Industrial Development Authority Revenue:
4.00%, 12/15/2041 (c)	105,000	89,927
4.00%, 12/15/2051 (c)	165,000	131,744
4.75%, 7/1/2029 (c)	165,000	164,031
5.00%, 6/1/2031 (c)	335,000	337,254
5.00%, 7/1/2039 (c)	365,000	359,254
5.00%, 7/1/2054 (c)	500,000	467,535
Series A, 3.63%, 5/20/2033	953,532	940,489
Series A, 4.00%, 7/15/2030 (c)	145,000	138,528
Series A, 4.50%, 1/1/2049	655,000	411,827
Series A, 5.00%, 7/1/2049 (c)	500,000	471,075
Series A, 5.00%, 7/15/2049 (c)	500,000	482,049
Series A, 5.00%, 7/1/2054 (c)	500,000	465,391
Series A, 5.25%, 7/1/2047 (c)	240,000	242,400
Series A, 6.38%, 6/1/2039 (c)	1,000,000	1,038,450
Series B, 5.00%, 3/1/2037 (c)	75,000	75,029
Series B, 5.00%, 3/1/2042 (c)	70,000	68,962
Series B, 5.00%, 1/1/2049	860,000	551,260
Series D, 5.00%, 7/1/2051 (c)	185,000	176,562
Series G, 5.00%, 7/1/2047 (c)	100,000	96,407
City Of Phoenix, Civic Improvement Corporation Junior Lien Airport Revenue Series A, 5.00%, 7/1/2044	960,000	1,019,911
Glendale, AZ, Industrial Development Authority Revenue:
5.00%, 11/15/2045	1,070,000	944,961
5.00%, 5/15/2056	500,000	468,290
5.25%, 11/15/2046	1,010,000	737,803
Series A, 5.00%, 11/15/2042	750,000	784,652
Maricopa County Industrial Development Authority Revenue AMT, 4.00%, 10/15/2047 (c)	1,080,000	917,662
Maricopa County, AZ, Industrial Development Authority, Revenue:
5.00%, 7/1/2049 (c)	595,000	575,325

See accompanying notes to financial statements.
67

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
6.00%, 7/1/2052 (c)	$ 1,000,000	$ 1,071,477
Series A, 5.00%, 9/1/2033	675,000	732,666
Maricopa County, AZ, Pollution Control Corp., Revenue:
2.40%, 6/1/2035	500,000	387,752
Series A, 3.60%, 2/1/2040	600,000	530,932
Phoenix, AZ, Industrial Development Authority Education Revenue 5.00%, 7/1/2035 (c)	1,325,000	1,335,956
Pima Country, AZ, Industrial Development Authority, Education Revenue:
4.00%, 10/1/2041	30,000	28,847
4.00%, 12/1/2051 (c)	5,000,000	3,693,788
Pima County, AZ, Industrial Development Authority Education Revenue:
5.00%, 6/15/2034 (c)	100,000	100,486
5.25%, 7/1/2036	315,000	313,756
6.75%, 2/1/2050 (c)	310,000	323,087
Pima County, AZ, Industrial Development Authority Revenue 4.00%, 4/1/2046	650,000	599,939
Salt Verde, AZ, Financial Corp. Revenue:
5.25%, 12/1/2027	265,000	288,245
5.25%, 12/1/2028	105,000	114,665
Tempe, AZ, Industrial Development Authority Revenue:
4.00%, 12/1/2038	1,260,000	1,049,002
4.00%, 12/1/2046	1,005,000	769,247
4.00%, 12/1/2056	2,135,000	1,509,240
Series A, 6.13%, 10/1/2052 (c)	500,000	463,483
Series B, 5.35%, 10/1/2025 (c)	2,650,000	2,601,234
		28,070,580
ARKANSAS — 0.6%
Arkansas Development Finance Authority Industrial Development Revenue AMT, 4.50%, 9/1/2049 (c)	10,330,000	9,937,681
Baxter Country, AR, Hospital Revenue Series A, 3.00%, 9/1/2028	100,000	95,127
		10,032,808
CALIFORNIA — 9.4%
Anaheim Public Financing Authority Revenue Series C, Zero Coupon, 9/1/2029 (a)	915,000	710,227
Security Description	Principal Amount	Value
Antelope Valley, CA, Health Care District Revenue:
Series A, 5.00%, 3/1/2026	$ 615,000	$ 642,212
Series A, 5.00%, 3/1/2041	665,000	674,370
Brentwood, CA, Infrastructure Financing Authority, Special Assessment Series B, 4.00%, 9/2/2030	145,000	143,326
California Community Housing Agency, Workforce Housing Revenue:
3.00%, 8/1/2056 (c)	915,000	663,427
3.00%, 2/1/2057 (c)	2,500,000	1,654,008
4.00%, 8/1/2046 (c)	145,000	114,529
4.00%, 8/1/2051 (c)	3,000,000	1,968,882
4.00%, 2/1/2056 (c)	2,905,000	2,430,350
Series A, 4.00%, 2/1/2056 (c)	1,915,000	1,526,722
Series A, 5.00%, 8/1/2050 (c)	1,000,000	912,914
Series A-, 4.00%, 8/1/2047 (c)	4,270,000	3,265,335
Series S, 5.00%, 8/1/2049 (c)	2,500,000	2,295,311
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series A, 4.00%, 6/1/2049	1,000,000	863,540
Series B-1, 5.00%, 6/1/2049	165,000	168,558
Series B-2, 0.01%, 6/1/2055	3,020,000	492,172
Series C, Zero Coupon, 6/1/2057	5,000,000	691,231
California Statewide Communities Development Authority 5.50%, 9/1/2052	1,335,000	1,345,298
California, Health Facilities Financing Authority Revenue:
Series A, 4.00%, 3/1/2039	340,000	321,401
Series A, 4.00%, 8/15/2049	475,000	425,512
California, Municipal Finance Authority Revenue:
3.00%, 10/1/2049	1,000,000	738,757
3.00%, 5/15/2051 (a)	1,250,000	957,558
AMT, 3.25%, 12/31/2032 (a)	625,000	575,654
AMT, 4.00%, 7/15/2029	3,000,000	2,827,414
4.00%, 5/15/2041 (a)	355,000	344,661
4.00%, 5/15/2046 (a)	1,000,000	946,137
AMT, 5.00%, 6/30/2027	205,000	217,834
AMT, 5.00%, 6/30/2028	100,000	106,045
AMT, 5.00%, 12/31/2031	2,300,000	2,392,477
AMT, 5.00%, 12/31/2043	500,000	504,322
5.00%, 7/1/2046 (c)	500,000	485,045
AMT, 5.00%, 12/31/2047	600,000	602,502
AMT, 5.00%, 6/1/2048	600,000	602,689
5.25%, 1/1/2045	1,000,000	805,843
Series A, 5.00%, 7/1/2034	280,000	289,245
Series A, 5.00%, 10/1/2039 (c)	150,000	144,779

See accompanying notes to financial statements.
68

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2047	$ 185,000	$ 187,207
Series A, 5.00%, 7/1/2049 (c)	1,250,000	1,205,166
Series A, 5.25%, 11/1/2041	1,000,000	1,026,124
California, Municipal Finance Authority, Student Housing Revenue:
5.00%, 5/15/2049	1,000,000	1,027,826
5.00%, 5/15/2051	1,165,000	1,192,318
5.00%, 5/15/2052	500,000	512,969
California, Pollution Control Financing Authority Revenue:
AMT, 4.30%, 7/1/2040	665,000	682,824
AMT, 5.00%, 11/21/2045 (c)	500,000	501,166
California, Public Finance Authority Revenue:
5.00%, 10/15/2037	500,000	516,343
5.00%, 11/15/2046 (c)	900,000	845,680
5.00%, 11/15/2051 (c)	600,000	555,682
California, School Finance Authority Revenue:
5.00%, 6/1/2050 (c)	605,000	588,123
5.00%, 6/1/2054 (c)	250,000	243,380
5.00%, 11/15/2056 (c)	415,000	378,345
Series A, 5.00%, 7/1/2047 (c)	250,000	233,128
California, Statewide Communities Development Authority Revenue:
1.75%, 9/1/2029	800,000	679,837
3.00%, 4/1/2037	835,000	712,726
4.00%, 4/1/2042	130,000	121,580
4.25%, 1/1/2043	480,000	443,929
5.00%, 1/1/2031	700,000	735,577
5.00%, 1/1/2032	1,125,000	1,176,985
5.00%, 5/15/2033	240,000	248,323
5.25%, 12/1/2034	1,940,000	1,963,435
5.25%, 12/1/2038 (c)	1,475,000	1,492,038
5.25%, 7/1/2039 (c)	2,000,000	1,831,594
5.25%, 12/1/2043 (c)	875,000	876,193
5.25%, 12/1/2044	4,045,000	4,063,034
5.25%, 12/1/2048 (c)	705,000	697,932
5.50%, 12/1/2054	2,500,000	2,529,606
Series A, 3.00%, 8/15/2036	205,000	182,357
Series A, 3.50%, 11/1/2027 (c)	3,270,000	3,218,362
Series A, 5.00%, 12/1/2028 (c)	100,000	102,973
Series A, 5.00%, 12/1/2029 (c)	1,000,000	1,024,731
Series A, 5.00%, 12/1/2046 (c)	2,080,000	2,049,534
Series A, 5.25%, 11/1/2044 (c)	300,000	274,560
Series A, 5.25%, 12/1/2056 (c)	2,825,000	2,837,777
Series A, 5.50%, 7/1/2039	94,344	88,684
Series A, 5.75%, 7/1/2030	80,684	75,843
Security Description	Principal Amount	Value
Series A, 5.75%, 7/1/2035	$ 8,538	$ 8,026
Series B, 5.00%, 7/1/2032	195,000	206,568
California, Statewide Communities Development Authority, Special Assessment:
5.00%, 9/2/2040	425,000	439,968
Series A, 5.00%, 9/2/2039	945,000	986,023
Series C, 4.00%, 9/2/2050	1,000,000	850,911
California, Statewide Financing Authority Revenue Series D, 0.01%, 6/1/2055 (c)	15,750,000	702,061
Capistrano Unified School District Community Facilities District, Special Tax Revenue Zero Coupon, 9/1/2032 (a)	400,000	264,653
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	100,589
City of Sacramento, CA ,Transient Occupancy Tax Revenue Series A, 5.00%, 6/1/2035	670,000	728,918
CMFA Special Finance Agency VII Revenue 4.00%, 8/1/2047 (c)	800,000	610,035
CMFA Special Finance Agency VIII Revenue:
3.00%, 8/1/2056 (c)	4,500,000	3,212,518
4.00%, 8/1/2047 (c)	2,335,000	1,819,076
Compton Public Finance Authority Revenue 4.50%, 9/1/2032 (c)	1,000,000	1,002,187
CSCDA Community Improvement Authority Revenue:
2.80%, 3/1/2047 (c)	400,000	314,503
3.00%, 12/1/2056 (c)	6,400,000	4,595,862
3.00%, 3/1/2057 (c)	245,000	176,393
3.25%, 7/1/2056 (c)	500,000	349,692
3.50%, 10/1/2046 (c)	1,655,000	1,288,876
4.00%, 4/1/2056 (c)	5,130,000	4,141,447
4.00%, 7/1/2056 (c)	6,500,000	5,133,662
4.00%, 8/1/2056 (c)	995,000	813,443
4.30%, 7/1/2059 (c)	5,000,000	4,199,887
Series A, 5.00%, 7/1/2051 (c)	280,000	262,129
Series A, 5.00%, 1/1/2054 (c)	2,470,000	2,296,549
Series A-2, 4.00%, 9/1/2056 (c)	2,000,000	1,648,542
Series A-2, 4.00%, 10/1/2056 (c)	1,500,000	1,137,846
Series A-2-SOCIAL, 4.00%, 7/1/2056 (c)	1,145,000	877,812
Series A-SENIOR L, 3.00%, 9/1/2056 (c)	1,375,000	983,203

See accompanying notes to financial statements.
69

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Dublin, CA, Community Facilities District Improvement Area No. 2015-1, Special Tax Revenue 5.00%, 9/1/2037	$ 175,000	$ 182,355
Dubline, CA, Special Tax Revenue:
4.00%, 9/1/2045	240,000	209,620
4.00%, 9/1/2051	335,000	283,895
Elk Grove, CA, Finance Authority, Special Tax Revenue 5.00%, 9/1/2046	800,000	817,231
Folsom Ranch, CA, Financing Authority, Special Tax Revenue 5.00%, 9/1/2047	1,250,000	1,284,849
Foothill-Eastern Transportation Corridor Agency, CA, Revenue:
Series A, 4.00%, 1/15/2046	1,490,000	1,369,273
Series A, 5.00%, 1/15/2042 (a)	430,000	444,387
Series B1, 3.95%, 1/15/2053	1,130,000	1,003,489
Series C, 5.00%, 1/15/2031	670,000	716,833
Inglewood Unified School District Class A, 4.00%, 8/1/2051 (a)	750,000	724,934
Inland Empire, CA, Tobacco Securitization Authority, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2047	9,410,000	1,801,184
Zero Coupon, 6/1/2057 (c)	20,000,000	880,538
0.01%, 6/1/2036	3,500,000	1,414,126
0.01%, 6/1/2057	34,000,000	1,716,680
Irvine, CA, Special Tax Revenue Series A, 4.00%, 9/1/2049	1,000,000	933,562
Lake Elsinore, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	920,000	946,349
Long Beach, CA, Bond Finance Authority, Revenue:
Series A, 5.00%, 11/15/2029	100,000	106,972
Series A, 5.00%, 11/15/2035	1,050,000	1,116,596
Series A, 5.50%, 11/15/2030	270,000	297,885
Long Beach, CA, Bond Finance Authority, Tax Allocation Series C, 5.50%, 8/1/2031 (a)	345,000	385,993
Menifee Union School District Special Tax Revenue Series A, 5.00%, 9/1/2048	500,000	514,616
M-S-R, CA, Energy Authority Revenue:
Series A, 6.50%, 11/1/2039	775,000	957,014
Series B, 6.50%, 11/1/2039	950,000	1,173,114
Series B, 7.00%, 11/1/2034	400,000	497,715
Series C, 6.13%, 11/1/2029	280,000	312,444
Series C, 6.50%, 11/1/2039	1,000,000	1,234,857
Security Description	Principal Amount	Value
Norman Y Mineta San Jose International Airport SJC Revenue Series B, 5.00%, 3/1/2047	$ 510,000	$ 530,813
Oakland, CA, Unified School District, General Obligation:
Series A, 5.00%, 8/1/2032 (a)	100,000	110,263
Series A, 5.00%, 8/1/2033	65,000	70,603
Orange County, CA, Community Facilities District Revenue:
Series A, 5.00%, 8/15/2042	500,000	519,480
Series A, 5.00%, 8/15/2046	550,000	564,023
Palomar Health, CA, Revenue 5.00%, 11/1/2036	500,000	516,941
Peralta Community College District, General Obligation Series A, 4.00%, 8/1/2031	975,000	993,252
River Islands Public Financing Authority, Special Tax Revenue 4.00%, 9/1/2051	5,080,000	4,094,050
Riverside County, CA, Public Financing Authority Revenue 5.25%, 11/1/2040	100,000	110,002
Romoland, CA, School District, Special Tax Revenue 5.00%, 9/1/2041	445,000	459,549
Roseville, CA, Special Tax Revenue:
5.00%, 9/1/2031	955,000	996,220
5.00%, 9/1/2044	255,000	258,054
5.00%, 9/1/2047 (c)	1,000,000	1,025,560
Sacramento County, CA, Certificate Participation Series B, AMT, 5.00%, 12/1/2029	975,000	1,081,004
Sacramento County, CA, Special Tax Revenue:
5.00%, 9/1/2040	990,000	1,017,995
5.00%, 9/1/2045	100,000	102,293
5.00%, 9/1/2046	825,000	843,084
San Diego County, CA, Regional Airport Authority Revenue:
Series B, AMT, 4.00%, 7/1/2056	650,000	596,936
Series B, AMT, 5.00%, 7/1/2027	270,000	278,212
Series B, AMT, 5.00%, 7/1/2042	190,000	196,879
Series B, AMT, 5.00%, 7/1/2056	1,000,000	1,038,927
San Francisco City & County Airport Comm-San Francisco International Airport Series A, AMT, 5.00%, 5/1/2035	560,000	604,560

See accompanying notes to financial statements.
70

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
San Francisco City & County Airport Comm-San Francisco International Airport Revenue:
AMT, 5.00%, 1/1/2025	$ 555,000	$ 587,426
5.00%, 5/1/2049	700,000	737,873
Series A, AMT, 5.00%, 5/1/2036	770,000	829,738
Series B, 5.00%, 5/1/2047	120,000	125,216
Series E, AMT, 5.00%, 5/1/2045	600,000	625,697
Series H, AMT, 5.00%, 5/1/2028	500,000	547,834
San Joaquin Hills, CA, Transportation Corridor Agency Revenue Series B, 5.25%, 1/15/2049	400,000	409,945
Seminole County, FL, Industrial Development Authority Revenue Series A, AMT, 5.00%, 3/1/2032	500,000	547,297
Silicon Valley, CA, Tobacco Securitization Authority Revenue Series C, 0.01%, 6/1/2056	5,250,000	441,076
Southern, CA, Public Power Authority Revenue Series A, 5.00%, 11/1/2033	790,000	848,214
Sulphur Springs, CA, Union School District Special Tax Revenue 5.00%, 9/1/2043	75,000	77,219
Temecula, CA, Public Financing Authority Revenue 6.25%, 9/1/2047 (c)	100,000	102,828
Tobacco Securitization Authority of Northern California, CA, Tobacco Settlement Revenue 4.00%, 6/1/2049	1,060,000	1,062,222
Tobacco Securitization Authority of Southern California, CA, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2046	750,000	129,792
0.01%, 6/1/2046	5,200,000	734,748
5.00%, 6/1/2035	500,000	529,783
5.00%, 6/1/2038	725,000	762,720
5.00%, 6/1/2048	350,000	340,568
Tustin, CA, Community Facilities District, Special Tax Revenue Series A, 5.00%, 9/1/2037	105,000	107,839
West Sacramento, CA, Financing Authority Revenue 5.00%, 9/1/2025	430,000	439,915
		157,448,718
Security Description	Principal Amount	Value
COLORADO — 2.7%
Berthoud-Heritage Metropolitan District No. 1, CO, Revenue 5.63%, 12/1/2048	$ 1,500,000	$ 1,440,822
Centerra Metropolitan District No 1, General Obligation Series A, 5.00%, 12/1/2051	650,000	579,558
Centerra Metropolitan District No 1, Tax Allocation 5.00%, 12/1/2029 (c)	1,000,000	1,006,642
Colorado Educational & Cultural Facilities Authority Revenue:
Series A, 5.00%, 10/1/2039 (c)	1,595,000	1,591,225
Series A, 5.00%, 10/1/2049 (c)	540,000	516,742
Colorado Health Facilities Authority Hospital Revenue:
5.00%, 1/1/2031	105,000	104,140
5.00%, 1/1/2037	2,750,000	2,659,173
5.00%, 1/1/2038	200,000	192,486
5.00%, 12/1/2054 (c)	1,250,000	911,405
Series A, 5.00%, 11/1/2039	920,000	967,801
Series A, 5.30%, 7/1/2037	340,000	271,777
Series A-, 4.00%, 8/1/2037	700,000	677,132
Series A-, 4.00%, 8/1/2039	1,250,000	1,202,249
Series A-, 4.00%, 8/1/2049	510,000	456,891
Series A-, 5.00%, 8/1/2039	1,000,000	1,035,580
Series B, 5.00%, 5/15/2048	1,070,000	1,099,147
Colorado International Center, CO, Metropolitan District No. 14, General Obligation 5.88%, 12/1/2046	500,000	499,774
Colorado, Educational & Cultural Facilities Authority Revenue 4.13%, 11/15/2044	225,000	212,909
Colorado, High Performance Transportation Enterprise Revenue 5.00%, 12/31/2056	500,000	502,899
Denver City & County, CO, Airport System Revenue Series A, AMT, 5.00%, 12/1/2029	525,000	573,471
Denver City & County, CO, Special Facilities Revenue AMT, 5.00%, 10/1/2032	1,335,000	1,330,666
Denver Convention Center Hotel Authority Revenue 5.00%, 12/1/2025	1,900,000	2,004,774
Denver, CO, Health & Hospital Authority Revenue:
Series A, 4.00%, 12/1/2039	500,000	457,143
Series A, 5.00%, 12/1/2039	40,000	40,394
Series A, 5.25%, 12/1/2045	370,000	374,031

See accompanying notes to financial statements.
71

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Denver, CO, Urban Renewal Authority, Tax Allocation Series A, 5.25%, 12/1/2039 (c)	$ 100,000	$ 101,684
Dominion Water & Sanitation District, CO, Revenue 5.75%, 12/1/2036	1,000,000	1,020,993
E-470, CO, Public Highway Authority Revenue:
Series B, Zero Coupon, 9/1/2035 (a)	1,000,000	535,284
Series B, Zero Coupon, 9/1/2037 (a)	475,000	228,712
Fiddlers Business Improvement District 5.55%, 12/1/2047 (c)	400,000	409,141
Foothills Metropolitan District, CO, Special Assessment 6.00%, 12/1/2038	1,500,000	1,371,270
Fourth North Business Improvement District:
Class A, 5.25%, 12/1/2032	1,945,000	1,931,060
Class A, 5.75%, 12/1/2052	535,000	526,658
Jefferson Center Metropolitan District No. 1 Series B, 5.75%, 12/15/2050	500,000	482,274
Kinston Metropolitan District No. 5, General Obligation Series A, 5.13%, 12/1/2050	750,000	658,307
Metropolitan District, CO, Heritage Todd Creek Metropolitan District, General Obligation 6.13%, 12/1/2044	1,000,000	1,006,243
North Range Metropolitan District No. 3, General Obligation:
Series A, 5.00%, 12/1/2040	1,000,000	963,688
Series A, 5.25%, 12/1/2050	2,000,000	1,852,840
Painted Prairie Public Improvement Authority 5.00%, 12/1/2049	1,740,000	1,634,517
Plaza, CO, Metropolitan District No. 1, Tax Allocation 4.50%, 12/1/2030 (c)	1,000,000	971,336
Public Authority for Colorado State, Energy Revenue 6.50%, 11/15/2038	885,000	1,087,127
Pueblo Urban Renewal Authority, Tax Allocation 4.75%, 12/1/2045 (c)	1,825,000	1,634,804
Rampart Range Metropolitan District Revenue 4.00%, 12/1/2051	500,000	379,998
Regional Transportation District Revenue:
Series A, 4.00%, 7/15/2039	950,000	858,309
Series A, 4.00%, 7/15/2040	1,000,000	896,488
Security Description	Principal Amount	Value
Rocky Mountain Rail Park Metropolitan District, General Obligation:
5.00%, 12/1/2041 (c)	$ 1,000,000	$ 872,196
5.00%, 12/1/2051 (c)	1,000,000	822,389
Southglenn, CO, Metropolitan District, General Obligation 3.50%, 12/1/2026	750,000	707,900
Talon Pointe Metropolitan District General Obligation Series A, 5.25%, 12/1/2039	500,000	456,781
Velocity Metropolitan District No. 3, CO, General Obligation 5.38%, 12/1/2039	1,000,000	1,004,807
Verve Metropolitan District No. 1, General Obligation 5.00%, 12/1/2051	500,000	443,223
Windler Public Improvement Authority Revenue:
4.00%, 12/1/2031	530,000	467,391
Series A-1, 4.13%, 12/1/2051	1,550,000	1,152,810
		45,187,061
CONNECTICUT — 0.7%
Connecticut State Health & Educational Facilities Authority:
4.00%, 7/1/2029	490,000	493,352
4.00%, 7/1/2039	700,000	684,916
Series K, 4.00%, 7/1/2045	1,140,000	1,073,092
Series R, 3.25%, 7/1/2035	500,000	445,457
Connecticut State Health & Educational Facilities Authority Revenue Series F, 5.00%, 7/1/2037	1,175,000	1,199,237
Connecticut, State Development Authority, Airport Facilities Revenue AMT, 7.95%, 4/1/2026	300,000	297,059
Connecticut, State General Obligation:
Series A, 5.00%, 10/15/2026	285,000	285,369
Series E, 4.00%, 9/15/2028	125,000	125,654
Connecticut, State Health & Educational Facilities Authority Revenue:
Series A, 4.00%, 7/1/2038	745,000	690,377
Series A, 5.00%, 1/1/2045 (c)	300,000	299,985
Series A, 5.00%, 9/1/2046 (c)	110,000	105,526
Series A, 5.00%, 9/1/2053 (c)	500,000	471,404
Series B, 4.00%, 7/1/2034	130,000	132,879
Series F, 3.50%, 7/1/2026	5,000	4,954
Series F, 4.00%, 7/1/2030	1,100,000	1,087,400
Series G-1, 5.00%, 7/1/2044 (c)	275,000	278,091
Series G-1, 5.00%, 7/1/2050 (c)	500,000	503,070

See accompanying notes to financial statements.
72

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series L, 4.00%, 7/1/2034	$ 250,000	$ 250,780
Series L, 4.13%, 7/1/2041	500,000	489,023
Series R, 3.38%, 7/1/2037	190,000	168,233
Harbor Point, CT, Special Obligation Revenue, Tax Allocation 5.00%, 4/1/2039 (c)	1,000,000	1,029,644
Hartford, CT, General Obligation:
Series A, 5.00%, 4/1/2028	100,000	101,834
Series A, 5.00%, 4/1/2031	220,000	223,525
Series C, 3.00%, 7/15/2027	100,000	100,724
Town of Hamden CT 5.00%, 1/1/2050	1,000,000	881,994
University of Connecticut, CT, Revenue:
Series A, 5.00%, 8/15/2027	100,000	102,999
Series A, 5.00%, 2/15/2028	860,000	912,225
		12,438,803
DELAWARE — 0.3%
Delaware State Economic Development Authority 1.25%, 10/1/2045 (b)	3,000,000	2,794,401
Delaware, State Economic Development Authority Revenue:
3.25%, 6/1/2026	630,000	603,152
4.00%, 6/1/2042	160,000	139,601
4.00%, 6/1/2052	70,000	57,232
5.00%, 6/1/2036	500,000	507,590
5.00%, 6/1/2046	700,000	703,911
Series B, VRN, 1.25%, 10/1/2040 (b)	1,000,000	931,467
PRIFA Custodial Trust Zero Coupon, 3/15/2049	100,000	44,386
		5,781,740
DISTRICT OF COLUMBIA — 0.7%
District of Columbia 5.00%, 12/1/2034	500,000	554,011
District of Columbia, Health Facilities Revenue:
Series A, 5.00%, 7/1/2032	150,000	147,685
Series A, 5.00%, 7/1/2052	115,000	102,890
District of Columbia, Tobacco Settlement Financing Corp., DC, Revenue:
Zero Coupon, 6/15/2055	20,000,000	1,397,410
6.50%, 5/15/2033	100,000	103,572
Series A, 0.01%, 6/15/2046	25,000,000	5,231,967
District of Columbia, University Revenue 5.00%, 4/1/2033	500,000	531,094
Security Description	Principal Amount	Value
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Series A-DULLES METRORAIL AND, 5.00%, 10/1/2033	$ 855,000	$ 947,845
Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue:
Zero Coupon, 10/1/2035 (a)	220,000	125,345
4.00%, 10/1/2044	650,000	593,593
4.00%, 10/1/2049	625,000	557,049
Series A, Zero Coupon, 10/1/2037	2,000,000	923,662
		11,216,123
FLORIDA — 7.2%
Alachua County, FL, Health Facilities Authority Revenue:
5.00%, 11/15/2024	30,000	28,321
Series A, 4.00%, 12/1/2044	325,000	306,647
Bay County, FL, Water and Sewer System Revenue 4.00%, 9/1/2045	215,000	209,013
Bexley Community Development District, Special Assessment 4.70%, 5/1/2036	100,000	97,395
Broward, FL, Airport System Revenue:
Series A, AMT, 5.00%, 10/1/2029	500,000	551,962
Series A, AMT, 5.00%, 10/1/2036	300,000	319,420
Series Q-1, 4.00%, 10/1/2042	140,000	135,864
Broward, FL, Port Facilities Revenue Series B, AMT, 4.00%, 9/1/2044	1,025,000	940,158
Cape Coral, FL, Health Facilities Authority Revenue 6.00%, 7/1/2045 (c)	1,000,000	953,331
Capital Trust Agency, Inc., FL, Educational Facilities Revenue:
5.00%, 12/15/2040 (c)	190,000	185,521
5.00%, 8/1/2055	700,000	706,486
6.10%, 8/15/2038 (c)	215,000	220,595
Series A, 5.00%, 6/15/2039 (c)	390,000	390,541
Series A, 5.00%, 6/15/2055 (c)	290,000	255,687
Series A, 5.13%, 6/15/2037 (c)	450,000	452,213
Series A, 5.38%, 6/15/2038 (c)	105,000	104,385
Series A, 5.88%, 7/1/2054 (e)	980,000	882,000

See accompanying notes to financial statements.
73

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Capital Trust Agency, Inc., FL, Retirement Facilities Revenue:
4.00%, 6/15/2041 (c)	$ 1,500,000	$ 1,205,359
4.00%, 6/15/2051 (c)	1,500,000	1,090,287
5.00%, 7/1/2046 (c)	750,000	624,529
5.00%, 1/1/2055 (c)	250,000	223,566
5.00%, 7/1/2056 (c)	850,000	783,721
5.63%, 8/1/2037 (c)	115,000	89,634
5.88%, 8/1/2052 (c)	610,000	436,984
Series A, 5.00%, 7/1/2050	600,000	474,726
Series A, 7.50%, 6/1/2048 (c) (e)	3,019,549	634,105
Celebration Pointe Community Development District No. 1, Special Assessment 4.00%, 5/1/2053	100,000	81,240
Central, FL, Expressway Authority Revenue 3.25%, 7/1/2039 (a)	100,000	91,920
Charlotte County Industrial Development Authority AMT, 4.00%, 10/1/2051 (c)	500,000	369,647
Charlotte County, FL, Industrial Development Authority, Utility System Revenue 5.00%, 10/1/2049 (c)	220,000	207,133
City of Orlando, FL, Development Tax Revenue:
5.00%, 11/1/2028 (a)	500,000	563,540
Series A, 5.00%, 11/1/2023 (a)	1,000,000	1,041,659
Series A, 5.00%, 11/1/2026 (a)	735,000	817,001
City of Pompano Beach, FL, Revenue 4.00%, 9/1/2050	500,000	410,502
Collier County, FLA, Industrial Development Authority Revenue:
Series A, 8.13%, 5/15/2044 (c) (e)	400,000	256,000
Series A, 8.25%, 5/15/2049 (c) (e)	100,000	64,000
Corkscrew Farms Community Development District, FL, Special Assessment 5.00%, 11/1/2038 (c)	140,000	133,090
County of Broward FL Airport System Revenue Series A, 5.00%, 10/1/2049	1,000,000	1,041,039
County of Broward FL Port Facilities Revenue:
Class A, 5.00%, 9/1/2049	950,000	1,034,300
Series A, 5.00%, 9/1/2044	600,000	656,561
County of Escambia FL Sales Tax Revenue 5.00%, 10/1/2046	550,000	596,677
Security Description	Principal Amount	Value
County of Escambia, FL, Environmental Improvement Revenue 2.00%, 11/1/2033 (b)	$ 775,000	$ 756,094
County of Miami-Dade FL Aviation Revenue 5.00%, 10/1/2033	505,000	533,084
County of Miami-Dade Seaport Department AMT, 4.00%, 10/1/2045 (a)	590,000	548,700
County of Miami-Dade, FL, Aviation Revenue:
AMT, 5.00%, 10/1/2028	500,000	518,817
AMT, 5.00%, 10/1/2030	650,000	674,295
5.00%, 10/1/2036	765,000	803,285
Series A, AMT, 4.25%, 10/1/2036	100,000	98,506
County of Miami-Dade, FL, Recreational Revenue Series C, Zero Coupon, 10/1/2048 (a)	595,000	174,018
County of Osceola FL Transportation Revenue Series A-1, 5.00%, 10/1/2049	500,000	511,536
Escambia County, Health Facilities Authority Revenue:
4.00%, 8/15/2045	1,425,000	1,279,909
4.00%, 8/15/2050	1,000,000	879,312
5.00%, 8/15/2031	155,000	166,847
5.00%, 8/15/2035	1,015,000	1,074,057
Florida Development Finance Corp.:
4.00%, 7/1/2051 (c)	750,000	594,274
5.00%, 2/1/2052	2,000,000	1,975,780
Series A, Class A, 5.00%, 6/15/2052	1,035,000	1,039,497
Florida Development Finance Corp., Educational Facilities Revenue:
4.00%, 11/15/2039	500,000	482,452
4.00%, 6/1/2041 (c)	2,070,000	1,695,063
4.00%, 7/1/2045	600,000	508,454
4.00%, 6/1/2055 (c)	3,900,000	2,869,403
4.00%, 6/30/2056 (c)	100,000	73,703
5.00%, 9/15/2040 (c)	100,000	100,492
5.25%, 6/1/2050 (c)	1,000,000	956,258
5.25%, 6/1/2055 (c)	1,000,000	946,165
6.13%, 6/15/2046 (c)	100,000	103,456
Series A, 4.75%, 7/15/2036 (c)	500,000	486,024
Series A, 6.00%, 6/15/2035 (c)	505,000	524,387
Series A, 6.00%, 6/15/2044 (c)	575,000	491,578
Series A, 6.13%, 6/15/2044	555,000	569,100
Series A, AMT, 6.25%, 1/1/2049 (b) (c)	4,015,000	3,974,177

See accompanying notes to financial statements.
74

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series A, AMT, 6.38%, 1/1/2049 (b) (c)	$ 5,865,000	$ 5,716,208
Series A, 6.50%, 7/1/2044	925,000	940,282
Series A, AMT, 6.50%, 1/1/2049 (b) (c)	10,170,000	9,724,985
Series B, AMT, 7.38%, 1/1/2049 (c)	19,670,000	19,644,710
Florida Higher Educational Facilities Financial Authority Revenue Series A1, 5.00%, 6/1/2048 (c)	1,000,000	967,518
FRERC Community Development District, Special Assessment 5.50%, 11/1/2050	100,000	93,647
Greater Orlando, FL, Aviation Authority Revenue:
AMT, 5.00%, 10/1/2026	235,000	253,977
AMT, 5.00%, 10/1/2027	170,000	185,479
AMT, 5.00%, 11/15/2036	350,000	351,617
Series A, AMT, 5.00%, 10/1/2042	250,000	260,159
Grove Resort, FL, Community Development District, Special Assessment Series A, 5.88%, 11/1/2047	550,000	566,249
Halifax, FL, Hospital Medical Center Revenue 4.00%, 6/1/2046	125,000	112,415
Heights, FL, Community Development District, Tax Allocation 5.00%, 1/1/2038	300,000	295,550
Hernando County,FL, School Board, Certificate Participation Series A, 3.00%, 7/1/2035 (a)	115,000	106,128
Highlands County, FL, Health Facilities Authority Revenue:
6.00%, 4/1/2038 (e)	500,000	188,000
6.25%, 4/1/2049 (e)	500,000	188,000
Hillsborough County Aviation Authority Revenue Series A, AMT, 5.00%, 10/1/2025	500,000	518,628
Hillsborough County School Board 5.00%, 7/1/2027	600,000	659,982
Jacksonville, FL, Health Facilities Revenue 4.00%, 11/1/2040	415,000	391,301
JEA, FL, Electric System Revenue:
Series B, 5.00%, 10/1/2028	325,000	359,911
Series B, 5.00%, 10/1/2029	370,000	408,077
Security Description	Principal Amount	Value
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	$ 500,000	$ 500,755
5.75%, 11/1/2042	500,000	501,012
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	500,148
LT Ranch Community Development District, Special Assessment 4.00%, 5/1/2040	730,000	642,837
Miami Beach Redevelopment Agency Tax Allocation 5.00%, 2/1/2033	680,000	708,672
Miami World Center, FL, Community Development District, Special Assessment 5.13%, 11/1/2039	1,000,000	1,013,084
Miami-Dade County, FL, Expressway Authority, Toll System Revenue:
Series A, 5.00%, 7/1/2027	400,000	400,980
Series A, 5.00%, 7/1/2028	325,000	349,033
Series A, 5.00%, 7/1/2031	200,000	200,437
Miami-Dade County, FL, Health Facilities Authority Revenue 5.00%, 8/1/2047	245,000	252,411
Miami-Dade County, FL, School Board Certificate of Participation Series C, COPs, 3.25%, 2/1/2032	100,000	99,661
Miami-Dade, FL, Professional Sport Franchies Tax Revenue:
4.00%, 10/1/2040	760,000	734,234
5.00%, 10/1/2029	675,000	732,872
Series A, 6.88%, 10/1/2034 (a)	145,000	183,402
Miami-Dade, FL, Special Obligation Revenue:
5.00%, 10/1/2026	870,000	950,046
5.00%, 10/1/2027	240,000	264,002
Midtown Miami, FL, Community Development District, Special Assessment:
Series A, 5.00%, 5/1/2037	1,430,000	1,431,309
Series B, 5.00%, 5/1/2037	925,000	925,847
North Broward Hospital Revenue Series B, 5.00%, 1/1/2042	1,000,000	1,009,155
Northern Palm Beach County, FL, Improvement District, Special Assessment 5.35%, 8/1/2035	360,000	367,491
Orange County Health Facilities Authority 5.00%, 8/1/2041	695,000	735,194

See accompanying notes to financial statements.
75

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Orlando, FL, Tourist Development Tax Revenue Series A, 5.00%, 11/1/2036 (a)	$ 200,000	$ 219,281
Palm Beach County Health Facilities Authority Revenue 4.00%, 5/15/2053	500,000	370,804
Palm Beach County, FL, Revenue:
5.00%, 4/1/2039 (c)	185,000	176,505
5.00%, 4/1/2051 (c)	110,000	99,455
Pinellas County, FL, Educational Facilities Authority Revenue:
5.00%, 7/1/2029	130,000	133,833
5.00%, 7/1/2039	410,000	413,606
Reunion East Community Development District, Special Assessment:
2.85%, 5/1/2031	20,000	17,048
3.15%, 5/1/2041	60,000	46,425
4.00%, 5/1/2051	135,000	110,912
Sarasota County Public Hospital District Revenue 4.00%, 7/1/2048	175,000	164,204
Sawyers Landing Community Development District, Special Assessment 4.25%, 5/1/2053	3,300,000	2,816,812
Seminole County Industrial Development Authority 5.25%, 11/15/2039	1,400,000	1,239,289
Seminole County, FL, Industrial Development Authority Revenue:
3.75%, 11/15/2025	2,000,000	1,872,824
5.50%, 11/15/2049	1,515,000	1,322,285
State Johns County Industrial Development Authority Revenue:
4.00%, 12/15/2036	1,000,000	840,266
4.00%, 12/15/2041	750,000	591,571
4.00%, 12/15/2046	750,000	562,028
4.00%, 12/15/2050	1,000,000	727,590
Tallahassee, FL, Health Facilities Revenue Series A, 5.00%, 12/1/2055	440,000	444,927
Tampa, FL, Revenue:
5.00%, 4/1/2040	500,000	511,919
Series A, Zero Coupon, 9/1/2039	1,000,000	462,475
Tolomato, FL, Community Development District, Special Assessment:
Series 2015-2 EXCHA, 6.61%, 5/1/2040	180,000	142,133
Series 2015-3 EXCHA, 6.61%, 5/1/2040 (e) (f)	195,000	—
Security Description	Principal Amount	Value
Series 3, 6.65%, 5/1/2040 (e) (f)	$ 120,000	$ —
Series A-2, 4.25%, 5/1/2037	1,100,000	1,023,021
Town of Davie FL 5.00%, 4/1/2038	560,000	589,586
USF Financing Corp., Certificate Participation Series A-REMK 5/6/15, COPs, 5.00%, 7/1/2034	550,000	577,871
Village Community Development District No. 12 Special Assessment 4.25%, 5/1/2043 (c)	1,855,000	1,809,057
Village Community Development District No. 13 Special Assessment:
2.63%, 5/1/2024	130,000	126,870
3.70%, 5/1/2050	1,935,000	1,564,359
Volusia County, FL, Educational Facility Authority Revenue 5.00%, 6/1/2045	130,000	132,460
West Palm Beach Community Redev. Agency Tax Allocation 5.00%, 3/1/2036	100,000	111,311
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	676,123
		119,407,737
GEORGIA — 1.2%
Atlanta, GA, Development Authority Revenue:
Series A1, 6.50%, 1/1/2029	350,000	185,500
Series A1, 6.75%, 1/1/2035	1,705,000	903,650
Series A1, 7.00%, 1/1/2040	500,000	265,000
Augusta, GA, Development Authority Revenue 4.00%, 7/1/2037	105,000	96,334
Burke County, GA, Development Authority, Poll Control Revenue:
Series C, 4.13%, 11/1/2045	555,000	510,883
Series D, 4.13%, 11/1/2045	435,000	400,422
Fulton County, GA, Residential Care Facilities for the Elderly Authority Revenue:
5.00%, 7/1/2042	1,000,000	1,004,655
Series A, 4.00%, 4/1/2051 (c)	4,850,000	3,476,899
Fulton County,GA, Development Authority Revenue 3.00%, 7/1/2044	580,000	450,236
George L Smith II Congress Center Authority Revenue:
4.00%, 1/1/2036	1,000,000	914,614
4.00%, 1/1/2054	750,000	623,472
5.00%, 1/1/2054 (c)	1,500,000	1,283,359

See accompanying notes to financial statements.
76

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Georgia Local Government, Certificate of Participation Series A, 4.75%, 6/1/2028 (a)	$ 629,000	$ 665,515
Griffin-Spalding County Hospital Authority Revenue 3.75%, 4/1/2047	500,000	444,218
Macon-Bibb County, GA, Urban Development Authority Revenue Series A, 5.75%, 6/15/2037 (c)	250,000	249,494
Main Street Natural Gas, Inc. GA, Gas Revenue Series A, 5.50%, 9/15/2026	205,000	221,231
Marietta, GA, Development Authority Revenue Series A, 5.00%, 11/1/2047 (c)	2,500,000	2,489,150
Municipal Electric Authority of Georgia 5.00%, 1/1/2048	850,000	884,726
Municipal Electric Authority of Georgia Revenue:
4.00%, 1/1/2049	2,000,000	1,801,748
Series A, 5.00%, 7/1/2060	635,000	643,087
Series A, 5.50%, 7/1/2060	170,000	175,091
Roanoke County, GA, Economic Development Authority Revenue AMT, 4.00%, 1/1/2038 (c)	1,000,000	911,225
White County,GA, Development Authority Revenue:
Series A, 5.13%, 10/1/2039	790,000	724,080
Series A, 5.25%, 10/1/2049	115,000	101,529
		19,426,118
GUAM — 0.7%
Antonio B Won Pat International Airport Authority Revenue Series C, AMT, 6.38%, 10/1/2043	590,000	616,338
Guam Department of Education, Certificate Participation 5.00%, 2/1/2040	1,600,000	1,594,565
Guam Government Business Privilege Revenue:
Series A, 5.00%, 11/1/2040	3,800,000	3,895,379
Series D-REF, 4.00%, 11/15/2039	500,000	484,837
Series D-REF, 5.00%, 11/15/2027	355,000	376,355
Series D-REF, 5.00%, 11/15/2028	110,000	116,141
Series D-REF, 5.00%, 11/15/2029	525,000	552,804
Series D-REF, 5.00%, 11/15/2034	250,000	260,979
Security Description	Principal Amount	Value
Series D-REF, 5.00%, 11/15/2035	$ 100,000	$ 104,301
Guam Government Waterworks Authority, Water & Wastewater System Revenue Series A, 5.00%, 7/1/2029	315,000	324,568
Guam Government, General Obligation AMT, 5.00%, 11/15/2031	195,000	200,624
Guam Power Authority:
Series A, Class A, 5.00%, 10/1/2036	1,940,000	2,004,796
Series A, Class A, 5.00%, 10/1/2037	1,535,000	1,582,631
		12,114,318
HAWAII — 0.1%
Hawaii State, Department of Budget & Finance Revenue:
6.00%, 7/1/2028 (c)	355,000	356,968
Series A, 5.00%, 1/1/2045 (c)	750,000	686,574
Series A, 6.88%, 7/1/2043	300,000	304,068
		1,347,610
IDAHO — 0.1%
Idaho Housing & Finance Association Series A, Class A, 4.00%, 7/15/2038	530,000	528,717
Idaho State, Health Facility Revenue 3.50%, 9/1/2033	670,000	597,949
		1,126,666
ILLINOIS — 10.3%
Bridgeview, IL, General Obligation:
5.00%, 12/1/2042	260,000	236,503
Series A, 5.50%, 12/1/2043	115,000	110,906
Chicago Board of Education 5.00%, 12/1/2041	3,550,000	3,612,908
Chicago Transit Authority Revenue 5.00%, 12/1/2046	520,000	540,256
Chicago, IL, Board of Education, General Obligation:
4.00%, 12/1/2047	3,250,000	2,838,874
Series A, Zero Coupon, 12/1/2022 (a)	190,000	188,074
Series A, Zero Coupon, 12/1/2027 (a)	225,000	183,220
Series A, Zero Coupon, 12/1/2028 (a)	100,000	77,661
Series A, 0.01%, 12/1/2031 (a)	1,060,000	709,911
Series A, 4.00%, 12/1/2022	100,000	100,469
Series A, 4.00%, 12/1/2027	3,215,000	3,190,242

See accompanying notes to financial statements.
77

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2027 (a)	$ 1,100,000	$ 1,193,198
Series A, 5.00%, 12/1/2028 (a)	150,000	163,291
Series A, 5.00%, 12/1/2029	7,875,000	8,270,338
Series A, 5.00%, 12/1/2030	1,935,000	2,012,583
Series A, 5.00%, 12/1/2031	600,000	619,993
Series A, 5.00%, 12/1/2032	750,000	777,675
Series A, 5.00%, 12/1/2033	1,000,000	1,028,042
Series A, 5.00%, 12/1/2036	1,000,000	1,029,670
Series A, 5.00%, 12/1/2037	150,000	153,952
Series A, 5.00%, 12/1/2038	1,750,000	1,791,905
Series A, 5.00%, 12/1/2039	910,000	929,703
Series A, 5.50%, 12/1/2026 (a)	885,000	949,596
Series A, 5.50%, 12/1/2031 (a)	620,000	702,785
Series A, 7.00%, 12/1/2026	1,100,000	1,212,349
Series A, 7.00%, 12/1/2044	3,405,000	3,688,684
Series A, 7.00%, 12/1/2046 (c)	3,125,000	3,475,418
Series B, 4.00%, 12/1/2035	200,000	188,669
Series B, 5.00%, 12/1/2029	100,000	105,020
Series B, 5.00%, 12/1/2031	2,000,000	2,092,045
Series B, 5.00%, 12/1/2033	675,000	685,409
Series B, 5.00%, 12/1/2034	410,000	410,043
Series B-1, Zero Coupon, 12/1/2022 (a)	145,000	143,530
Series B-1, 0.01%, 12/1/2028 (a)	830,000	644,585
Series B-1, 0.01%, 12/1/2029 (a)	620,000	458,914
Series B-1, 0.01%, 12/1/2030 (a)	220,000	154,940
Series C, 5.00%, 12/1/2027	600,000	628,890
Series C, 5.00%, 12/1/2030 (a)	1,500,000	1,601,898
Series C, 5.25%, 12/1/2035	2,140,000	2,167,262
Series C, 5.25%, 12/1/2039	390,000	397,784
Series D, 5.00%, 12/1/2027	2,400,000	2,515,561
Series D, 5.00%, 12/1/2046	1,250,000	1,250,561
Series E, 5.13%, 12/1/2032	765,000	773,876
Series G, 5.00%, 12/1/2034	2,400,000	2,466,578
Series H, 5.00%, 12/1/2036	3,100,000	3,180,721
Series H, 5.00%, 12/1/2046	1,500,000	1,521,784
Chicago, IL, Board of Education, Special Tax:
5.75%, 4/1/2035	250,000	262,914
6.00%, 4/1/2046	350,000	369,254
6.10%, 4/1/2036	45,000	48,219
Chicago, IL, Midway International Airport Revenue:
Series A, AMT, 5.00%, 1/1/2024	750,000	777,927
Series A, AMT, 5.00%, 1/1/2026	100,000	106,122
Security Description	Principal Amount	Value
Series A, AMT, 5.50%, 1/1/2030	$ 200,000	$ 202,075
Chicago, IL, Motor Fuel Tax Revenue:
5.00%, 1/1/2026	250,000	261,256
5.00%, 1/1/2029	100,000	104,502
Chicago, IL, O'Hare International Airport Revenue:
Series B, 4.00%, 1/1/2053 (a)	300,000	286,294
Series B, 5.00%, 1/1/2029	315,000	330,360
Series B, 5.25%, 1/1/2029	275,000	278,606
Series C, 5.00%, 1/1/2032	500,000	528,259
Series D, 5.00%, 1/1/2039	210,000	211,973
Series D, 5.00%, 1/1/2044	325,000	327,815
Series D, 5.00%, 1/1/2047	500,000	517,063
Series D, 5.00%, 1/1/2052	770,000	794,346
Chicago, IL, Waterworks Revenue:
4.00%, 11/1/2037	145,000	145,119
Series 2017-2, 5.00%, 11/1/2038 (a)	975,000	1,044,404
City of Chicago, IL , Certificate Participation COPs, 4.84%, 4/15/2028 (c)	3,460,000	3,487,073
City of Chicago, IL, General Obligation:
Zero Coupon, 1/1/2028 (a)	125,000	100,858
Zero Coupon, 1/1/2030 (a)	270,000	198,337
5.25%, 1/1/2029	160,000	165,219
5.50%, 1/1/2030	250,000	259,113
Series 2007G-REMK 6/8/15, 5.50%, 1/1/2042	780,000	802,333
Series A, 4.00%, 1/1/2036	600,000	569,563
Series A, 5.00%, 1/1/2027	300,000	306,088
Series A, 5.00%, 1/1/2028	1,250,000	1,327,887
Series A, 5.00%, 1/1/2033	3,500,000	3,643,832
Series A, 5.00%, 1/1/2034	250,000	253,113
Series A, 5.00%, 1/1/2035	365,000	369,377
Series A, 5.00%, 1/1/2040	1,000,000	1,030,084
Series A, 5.00%, 1/1/2044	100,000	102,334
Series A, 5.25%, 1/1/2027	280,000	291,128
Series A, 5.25%, 1/1/2029	465,000	474,569
Series A, 5.25%, 1/1/2032	155,000	157,685
Series A, 5.50%, 1/1/2035	840,000	897,002
Series A, 5.75%, 1/1/2033	510,000	542,026
Series C, Zero Coupon, 1/1/2026	200,000	174,823
Series C, 0.01%, 1/1/2030	885,000	636,896
Series C, 5.00%, 1/1/2024	65,000	66,677
Series C, 5.00%, 1/1/2026	470,000	492,718
Series C, 5.00%, 1/1/2027	195,000	203,961
Series C, 5.00%, 1/1/2035	700,000	717,717
Series C, 5.00%, 1/1/2038	2,060,000	2,107,257
City of Chicago, IL, Waterworks Revenue Series A-1, 5.00%, 11/1/2030	780,000	817,928

See accompanying notes to financial statements.
78

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Cook County, IL, Community College District No. 508, General Obligation:
5.13%, 12/1/2038	$ 430,000	$ 435,951
5.25%, 12/1/2043	205,000	207,834
Illinois State, Finance Authority Revenue:
4.00%, 12/1/2040	250,000	235,218
4.25%, 8/1/2042	1,050,000	980,181
4.75%, 5/15/2033	175,000	175,474
5.00%, 2/15/2032	100,000	100,649
5.00%, 5/15/2033	2,220,000	1,934,985
5.00%, 8/1/2042	580,000	594,637
5.00%, 12/1/2046	875,000	904,867
5.25%, 2/15/2047	100,000	99,311
5.25%, 5/15/2047	145,000	145,535
5.50%, 4/1/2032	500,000	500,082
Series A, 5.00%, 2/15/2047	1,385,000	1,306,375
Series A, 5.00%, 11/1/2049	600,000	528,588
Series A, 5.00%, 2/15/2050	1,950,000	1,825,358
Series A, 5.25%, 5/1/2038	2,030,000	1,772,223
Series A, 6.00%, 4/1/2038 (c)	2,175,000	2,260,127
Series A, 6.00%, 7/1/2043	200,000	206,912
Series A, 6.13%, 4/1/2049 (c)	500,000	520,201
Series A, 6.13%, 4/1/2058 (c)	3,390,000	3,509,550
Illinois State, General Obligation:
3.50%, 6/1/2029	140,000	139,236
3.50%, 6/1/2031	1,200,000	1,163,188
4.00%, 2/1/2030 (a)	255,000	257,971
4.00%, 1/1/2031	640,000	644,324
4.00%, 6/1/2032	300,000	297,119
4.00%, 6/1/2033	700,000	683,028
4.00%, 6/1/2034	270,000	261,636
4.00%, 6/1/2035	100,000	96,319
4.13%, 11/1/2031	260,000	261,510
4.50%, 11/1/2039	125,000	124,422
5.00%, 2/1/2023	325,000	329,873
5.00%, 5/1/2023	230,000	234,683
5.00%, 8/1/2023	1,200,000	1,230,612
5.00%, 8/1/2024	1,220,000	1,222,899
5.00%, 2/1/2026	1,250,000	1,327,583
5.00%, 1/1/2027	100,000	106,067
5.00%, 6/1/2027	1,070,000	1,139,527
5.00%, 11/1/2027	400,000	427,569
5.00%, 5/1/2028	700,000	721,967
5.00%, 1/1/2029	1,000,000	1,047,051
5.00%, 2/1/2029	1,175,000	1,245,726
5.00%, 4/1/2029	150,000	154,018
5.00%, 4/1/2030	695,000	711,076
5.00%, 4/1/2032	100,000	101,776
5.00%, 11/1/2034	120,000	124,083
5.00%, 3/1/2035	1,500,000	1,584,483
5.00%, 5/1/2035	140,000	142,011
5.00%, 5/1/2036	125,000	126,737
5.00%, 11/1/2036	760,000	782,665
Security Description	Principal Amount	Value
5.00%, 3/1/2037	$ 650,000	$ 682,559
5.00%, 11/1/2038	875,000	899,232
5.00%, 2/1/2039	1,200,000	1,212,600
5.00%, 5/1/2039	380,000	384,259
5.00%, 11/1/2040	180,000	184,056
5.00%, 1/1/2041	300,000	305,373
5.25%, 7/1/2028	750,000	766,075
5.25%, 2/1/2029	405,000	416,723
5.25%, 7/1/2029	100,000	102,256
5.25%, 2/1/2033	230,000	235,395
5.50%, 7/1/2024	660,000	678,434
5.50%, 7/1/2025	245,000	251,232
5.50%, 7/1/2026	120,000	123,106
5.50%, 7/1/2027	200,000	204,601
5.50%, 7/1/2033	665,000	678,921
5.50%, 7/1/2038	200,000	204,187
Series A, 4.00%, 5/1/2024	135,000	137,848
Series A, 4.00%, 1/1/2029	630,000	630,491
Series A, 4.00%, 1/1/2030	515,000	515,290
Series A, 4.50%, 12/1/2041	875,000	863,235
Series A, 4.63%, 5/1/2037	610,000	615,186
Series A, 5.00%, 10/1/2024	150,000	156,747
Series A, 5.00%, 12/1/2028	465,000	497,879
Series A, 5.00%, 5/1/2030	500,000	532,903
Series A, 5.00%, 10/1/2030	1,120,000	1,196,531
Series A, 5.00%, 12/1/2032	500,000	523,017
Series A, 5.00%, 4/1/2035	250,000	252,081
Series A, 5.00%, 5/1/2035	1,000,000	1,040,900
Series A, 5.00%, 12/1/2035	1,000,000	1,038,013
Series A, 5.00%, 4/1/2036	140,000	140,731
Series A, 6.00%, 5/1/2025	435,000	469,591
Series B, 5.00%, 12/1/2024	100,000	104,770
Series D, 5.00%, 11/1/2025	1,000,000	1,058,836
Series D, 5.00%, 11/1/2026	250,000	267,731
Series D, 5.00%, 11/1/2028	2,275,000	2,438,126
Illinois State, Sports Facilities Authority Revenue:
0.01%, 6/15/2025 (a)	680,000	618,537
5.00%, 6/15/2032	220,000	223,086
Illinois, State Sales Tax Revenue:
Series A, 3.00%, 6/15/2033	500,000	453,836
Series A, 5.00%, 6/15/2026	725,000	773,867
Series A, 5.00%, 6/15/2027	250,000	266,216
Series D, 3.00%, 6/15/2031	710,000	658,925
Metropolitan Pier & Exposition Authority Zero Coupon, 6/15/2041	500,000	198,176
Metropolitan Pier & Exposition Authority Revenue:
Zero Coupon, 12/15/2039 (a)	200,000	88,206
Zero Coupon, 6/15/2045 (a)	770,000	258,236
Zero Coupon, 12/15/2051	200,000	44,282
Zero Coupon, 12/15/2056 (a)	845,000	156,329
0.01%, 12/15/2031 (a)	5,735,000	3,901,722
0.01%, 6/15/2046 (a)	1,735,000	551,374

See accompanying notes to financial statements.
79

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
0.01%, 6/15/2047 (a)	$ 1,000,000	$ 301,960
4.00%, 12/15/2042	2,000,000	1,788,206
4.00%, 12/15/2047	3,060,000	2,671,413
4.00%, 6/15/2050	2,000,000	1,730,306
5.00%, 6/15/2042	205,000	209,788
5.00%, 6/15/2057	6,000,000	6,036,170
Series A, Zero Coupon, 6/15/2029 (a)	105,000	80,606
Series A, Zero Coupon, 12/15/2034 (a)	220,000	128,589
Series A, 0.01%, 6/15/2031 (a)	215,000	149,779
Series A, 0.01%, 6/15/2034 (a)	190,000	113,945
Series A, 0.01%, 12/15/2035 (a)	140,000	77,576
Series A, 0.01%, 6/15/2037 (a)	650,000	331,516
Series A, 5.50%, 6/15/2029 (a)	615,000	667,889
Series B, Zero Coupon, 6/15/2027 (a)	125,000	106,357
Series B, 0.01%, 12/15/2041	395,000	152,492
Series B, 5.00%, 12/15/2040	100,000	101,258
Northeastern Illinois University Agency Revenue Series B, 5.00%, 4/1/2027 (a)	630,000	687,078
Northeastern Illinois University Certificate of Participation COPs, 4.10%, 10/1/2041	245,000	203,047
Northern Illinois Municipal Power Agency Revenue Series A, 5.00%, 12/1/2027	105,000	116,667
Rosemont, IL, General Obligation Series A, 5.00%, 12/1/2040 (a)	190,000	207,034
State of Illinois Class B, 4.00%, 10/1/2033	5,000,000	4,865,000
Will County, IL, Community High School District No. 210 Lincoln-Way, General Obligation Series B, Zero Coupon, 1/1/2033	340,000	222,419
		171,852,401
INDIANA — 0.3%
County of Allen, IN, Housing Revenue 6.00%, 2/1/2039	100,000	85,812
Indiana Municipal Power Agency Power Supply System Refunding Revenue Series A, 5.00%, 1/1/2033	1,000,000	1,078,238
Indiana State, Finance Authority, Environmental Revenue:
AMT, 7.00%, 3/1/2039 (c)	500,000	395,330
Security Description	Principal Amount	Value
Series A, 5.00%, 3/1/2044	$ 800,000	$ 884,065
Series A, AMT, 6.75%, 5/1/2039	275,000	314,658
Indiana State, Finance Authority, Hospital Revenue:
3.75%, 10/1/2037	200,000	180,493
4.00%, 10/1/2036	640,000	671,150
Series A, 4.50%, 7/1/2053	250,000	158,957
Indianapolis Local Public Improvement Bond Bank Revenue AMT, 5.00%, 1/1/2027	750,000	786,128
Terre Haute, IN, Economic Development Solid Waste Facilities Revenue Series A, AMT, 7.25%, 12/1/2028 (e)	1,000,000	300,000
Valparaiso, IN, Exempt Facilities Revenue AMT, 6.75%, 1/1/2034	750,000	776,662
		5,631,493
IOWA — 0.5%
Iowa Finance Authority, Midwestern Disaster Area Revenue 4.75%, 8/1/2042	2,295,000	2,203,087
Iowa Higher Education Loan Authority Revenue 4.00%, 10/1/2025	380,000	376,680
Iowa State Finance Authority Revenue:
5.00%, 5/15/2041	545,000	521,857
Series A, 5.00%, 5/15/2043	115,000	109,001
Series A, 5.00%, 5/15/2048	1,000,000	930,069
Iowa Tobacco Settlement Authority Series A-2 CLASS 1, 4.00%, 6/1/2040	1,000,000	905,701
Iowa Tobacco Settlement Authority Revenue:
Series B-, Zero Coupon, 6/1/2065	5,265,000	537,453
Series B-1 CLA, 4.00%, 6/1/2049	1,535,000	1,479,766
PEFA Inc, Revenue 5.00%, 9/1/2049 (b)	500,000	524,950
		7,588,564
KANSAS — 0.3%
City Of Hutchinson, Kansas Hospital Facilities Revenue 5.00%, 12/1/2041	610,000	620,206
City of Overland Park KS Sales Tax Revenue 6.00%, 12/15/2032	200,000	88,258

See accompanying notes to financial statements.
80

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
City of Wichita, KS, Health Care Facilities Authority Revenue:
5.00%, 5/15/2050	$ 750,000	$ 656,332
Series I, 5.00%, 5/15/2033	350,000	334,705
Overland Park Development Corp. Revenue:
5.00%, 3/1/2024	1,605,000	1,623,182
5.00%, 3/1/2049	1,000,000	935,405
Wichita, KS, Health Care Facilities Revenue Series IV-A, 5.63%, 5/15/2044	1,185,000	1,186,253
Wyandotte County-Kansas City Unified Gov't Revenue Zero Coupon, 12/1/2027 (a)	300,000	241,644
		5,685,985
KENTUCKY — 0.8%
City of Henderson, KY, Revenue:
AMT, 4.45%, 1/1/2042 (c)	775,000	727,821
AMT, 4.70%, 1/1/2052 (c)	465,000	432,108
City Of Murray, Kentucky Hospital Facilities Revenue 4.00%, 8/1/2034	220,000	208,543
Floyd County, KY, School District Finance Corp. Revenue 3.50%, 8/1/2033	235,000	232,352
Kentucky Municipal Power Agency, Power System Revenue:
Series A, 4.00%, 9/1/2039 (a)	140,000	140,330
Series A, 5.00%, 9/1/2023 (a)	135,000	139,548
Series A, 5.00%, 9/1/2025 (a)	425,000	455,065
Series A, 5.00%, 9/1/2026 (a)	160,000	172,326
Series A, 5.00%, 9/1/2030 (a)	1,180,000	1,270,157
Series A, 5.00%, 9/1/2042 (a)	125,000	133,256
Kentucky Public Energy Authority Revenue 4.00%, 12/1/2050 (b)	500,000	506,028
Kentucky, Asset Liability Commission Revenue:
Series A, 5.00%, 9/1/2024	790,000	837,723
Series A, 5.00%, 9/1/2026	120,000	126,988
Kentucky, Economic Development Finance Authority Revenue:
4.00%, 12/1/2041 (a)	500,000	501,065
5.00%, 12/1/2045 (a)	550,000	603,385
5.25%, 6/1/2050	100,000	101,297
5.50%, 11/15/2035	105,000	99,016
Series A, 4.25%, 7/1/2035	3,645,000	3,662,496
Series A, 5.00%, 1/1/2045	825,000	843,009
Series A, 5.00%, 6/1/2045	1,025,000	1,038,794
Kentucky, State Turnpike Authority Revenue Series B, 5.00%, 7/1/2023	105,000	108,277
Security Description	Principal Amount	Value
Louisville/Jefferson County Metropolitan Gov't 5.00%, 10/1/2047 (b)	$ 500,000	$ 546,252
Louisville/Jefferson County Metropolitan Gov't Revenue VRN, 5.00%, 10/1/2047 (b)	500,000	515,446
		13,401,282
LOUISIANA — 0.7%
Calcasieu Parish, LA, Memorial Hospital Service District Hospital Revenue 5.00%, 12/1/2034	2,000,000	2,087,795
City of Shreveport, LA, Water & Sewer Revenue Series B, 3.00%, 12/1/2035 (a)	200,000	180,983
Jefferson Parish, LA, Economic Development & Port District Revenue Series A, 5.50%, 6/15/2038 (c)	1,175,000	1,193,987
Jefferson, LA, Sales Tax District Special Sales Tax Revenue Series B, 4.00%, 12/1/2037 (a)	100,000	100,594
Louisiana Citizens Property Insurance Corp. Revenue Series A, 5.00%, 6/1/2026	300,000	326,926
Louisiana Local Gov't Environmental Facilities & Community Development Authority Revenue:
3.50%, 11/1/2032	275,000	258,338
Series A, 5.00%, 1/1/2049	1,500,000	1,116,259
Louisiana Public Facilities Authority Revenue:
4.00%, 5/15/2041	5,000	5,280
4.00%, 5/15/2049	760,000	717,791
5.00%, 5/15/2042	750,000	776,159
5.00%, 7/1/2047	300,000	307,308
5.25%, 10/1/2046	130,000	118,875
Series A, 5.00%, 7/1/2046	500,000	510,314
Series A, 5.00%, 7/1/2051	385,000	392,095
New Orleans, LA, Aviation Board Revenue Series B, AMT, 5.00%, 1/1/2024	240,000	249,116
Parish of State James LA Revenue:
Series 2, 6.35%, 7/1/2040 (c)	1,000,000	1,107,155
Series 2, 6.35%, 10/1/2040 (c)	1,000,000	1,107,155
Shreveport, LA, Water & Sewer Revenue:
5.00%, 12/1/2040	250,000	269,051
Series A, 5.00%, 12/1/2036 (a)	260,000	284,037

See accompanying notes to financial statements.
81

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series B, 4.00%, 12/1/2041 (a)	$ 480,000	$ 481,022
Series C, 4.00%, 12/1/2033 (a)	365,000	378,807
St. Tammany, LA, Public Trust Financing Authority Revenue 5.25%, 11/15/2037	250,000	251,968
		12,221,015
MAINE — 0.1%
Maine Finance Authority SOL Waste Disposal Revenue AMT, 5.38%, 12/15/2033 (c) (e)	100,000	39,000
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2043	200,000	206,223
Series A, 4.00%, 7/1/2041	100,000	90,551
Series A, 4.00%, 7/1/2046	310,000	272,950
Series A, 5.00%, 7/1/2046	45,000	45,870
Rumford, ME, Solid Waste Disposal Revenue AMT, 6.88%, 10/1/2026	525,000	524,978
		1,179,572
MARYLAND — 1.0%
Anne Arundel County, MD, Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	311,506
Baltimore, MD, Special Obligation Bond Revenue:
5.00%, 9/1/2022	895,000	896,014
5.00%, 9/1/2023	210,000	210,703
5.00%, 9/1/2027	305,000	304,013
5.00%, 9/1/2028	750,000	745,086
5.00%, 9/1/2031	500,000	490,459
5.00%, 9/1/2039	1,250,000	1,175,996
5.00%, 9/1/2046	250,000	228,544
Series A, 4.50%, 9/1/2033	1,325,000	1,290,897
City of Brunswick, MD, Special Tax Revenue:
4.00%, 7/1/2029	295,000	288,486
5.00%, 7/1/2036	474,000	482,136
County of Frederick, MD, Tax Incr Special Tax Allocation 3.75%, 7/1/2039	875,000	732,168
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	425,675
Maryland Economic Development Corp., Revenue 5.75%, 9/1/2025	525,000	526,172
Security Description	Principal Amount	Value
Maryland Economic Development Corp., Tax Allocation:
3.25%, 9/1/2030	$ 595,000	$ 536,709
4.00%, 9/1/2040	325,000	283,959
4.00%, 9/1/2050	2,520,000	2,046,624
4.38%, 7/1/2036	1,155,000	1,086,632
Maryland Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2045	90,000	90,772
Series A, 5.00%, 7/1/2038	100,000	102,945
Series A, 5.50%, 1/1/2031	100,000	106,232
Series B, 5.25%, 8/15/2038 (a)	130,000	144,200
Prince George's County, MD, Special Obligation 5.13%, 7/1/2039 (c)	1,600,000	1,577,688
Rockville, MD, Health Facilities Authority Revenue:
5.00%, 11/1/2035	500,000	489,497
Series B, 5.00%, 11/1/2042	3,105,000	2,934,347
		17,507,460
MASSACHUSETTS — 0.6%
Lowe, MA, Collegiate Charter School Revenue:
5.00%, 6/15/2039	100,000	99,207
5.00%, 6/15/2054	500,000	473,330
Massachusetts Development Finance Agency 5.00%, 12/1/2041	760,000	788,053
Massachusetts, Development Finance Agency Revenue:
4.13%, 10/1/2042 (c)	500,000	508,581
5.00%, 7/1/2026	500,000	538,142
5.00%, 1/1/2041	240,000	243,103
5.00%, 10/1/2043	950,000	857,786
5.00%, 7/1/2044	500,000	513,110
5.00%, 1/1/2045	300,000	303,080
5.00%, 7/1/2047	870,000	700,703
5.00%, 7/1/2051 (c)	750,000	614,037
5.00%, 10/1/2057 (c)	1,420,000	1,494,981
Series A, 5.25%, 7/1/2034	10,000	9,341
Series A, 5.50%, 7/1/2044	325,000	291,436
Series D, 4.00%, 7/1/2045	350,000	316,630
Series F, 5.63%, 7/15/2036	120,000	121,998
Series I, 5.00%, 7/1/2029	560,000	593,861
Series J2, 5.00%, 7/1/2048	680,000	708,512
Series M, 5.00%, 10/1/2045	750,000	776,639
Massachusetts, Educational Financing Authority Revenue Series J, AMT, 3.50%, 7/1/2033	60,000	59,434
		10,011,964

See accompanying notes to financial statements.
82

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
MICHIGAN — 1.4%
City Of Detroit, MI, Unlimited Tax General Obligation:
5.00%, 4/1/2031	$ 500,000	$ 527,798
5.50%, 4/1/2050	135,000	144,047
Series A, 5.00%, 4/1/2046	250,000	254,136
Series A, 5.00%, 4/1/2050	2,000,000	2,025,980
Detroit, MI, Sewage Disposal System Revenue Series B, 5.50%, 7/1/2029 (a)	155,000	172,041
Eastern Michigan University Revenue Series A, 4.00%, 3/1/2044 (a)	165,000	158,093
Grand Rapids, MI, Economic Development Corp. Revenue:
5.00%, 11/1/2047	1,000,000	967,847
5.50%, 4/1/2039	3,000,000	2,377,311
Kalamazoo, Economic Development Limited Obligation Revenue Series A, 5.00%, 5/15/2055	3,000,000	2,629,423
Michigan State, Finance Authority Revenue:
3.88%, 10/1/2023	100,000	100,895
4.00%, 2/15/2044	245,000	234,760
4.00%, 11/15/2046	970,000	904,714
5.00%, 7/1/2033	100,000	101,769
Series A-2, 5.00%, 6/1/2040	1,655,000	1,743,652
Series A-CLASS 1, 4.00%, 6/1/2049	2,000,000	1,786,618
Series B, 5.00%, 7/1/2028	100,000	102,626
Series B, 5.00%, 7/1/2029	105,000	107,579
Series B, 5.00%, 7/1/2044	575,000	579,336
Series B-2-CLASS 2-CAB, 0.01%, 6/1/2065	14,540,000	1,326,013
Series D-2, 5.00%, 7/1/2034	400,000	418,516
Michigan State, Finance Authority, Ltd. Obligation Revenue:
4.40%, 4/1/2031 (c)	155,000	133,077
4.90%, 4/1/2041 (c)	260,000	201,427
5.00%, 7/1/2026	225,000	232,224
5.25%, 2/1/2027	500,000	519,100
5.25%, 2/1/2032	690,000	717,592
Michigan State, Revenue 5.00%, 3/15/2026	680,000	745,501
Michigan State, Strategic Fund, Ltd. Obligation Revenue:
AMT, 5.00%, 6/30/2030	35,000	36,363
AMT, 5.00%, 6/30/2031	665,000	685,219
AMT, 5.00%, 12/31/2032	550,000	562,305
Michigan State, Tobacco Settlement Finance Authority Revenue Series B, 0.01%, 6/1/2052	715,000	74,997
Security Description	Principal Amount	Value
Saline, MI, Economic Development Corp. Revenue 5.50%, 6/1/2047	$ 1,000,000	$ 951,827
Wayne County Airport Authority Revenue:
AMT, 5.00%, 12/1/2039	550,000	565,038
AMT, 5.00%, 12/1/2044	285,000	291,802
Series B, 5.00%, 12/1/2039 (a)	700,000	721,089
		23,100,715
MINNESOTA — 0.6%
Anoka, MN, Housing Revenue 4.75%, 11/1/2035	150,000	136,813
Brooklyn, MN, Chart School Lease Revenue:
Series A, 4.75%, 7/1/2025	65,000	65,025
Series A, 5.00%, 3/1/2039	500,000	472,400
Series A, 5.50%, 7/1/2035	150,000	150,408
Forest Lake, MN, Charter School Lease Revenue:
5.00%, 7/1/2041	365,000	337,984
5.00%, 7/1/2056	2,125,000	1,848,532
Series A, 5.38%, 8/1/2050	1,000,000	1,010,203
Maple Grove, MN, Health Care Facilities Revenue 3.50%, 5/1/2034	100,000	92,288
Minneapolis, MN, Charter School Lease Revenue 5.00%, 12/1/2047 (c)	300,000	289,529
Rochester, MN, Health Care & Housing Revenue Series A, 4.50%, 8/1/2042	1,100,000	932,815
Saint Paul, MN, Housing & Redevelopment Authority, Housing & Health Care Facilities Revenue Series A, 5.00%, 12/1/2041	500,000	507,864
St. Cloud, MN, Chart School Lease Revenue Series A, 5.00%, 4/1/2046	150,000	108,172
St. Paul, MN, Housing & Redevelopment Authority Revenue:
5.00%, 9/1/2043	1,315,000	1,278,118
Series A, 4.63%, 3/1/2043	235,000	209,521
Series A, 5.30%, 7/1/2045	500,000	504,804
Series A, 5.75%, 7/1/2047 (c)	1,000,000	999,991
St. Paul, MN, Port Authority Revenue Series 7, AMT, 4.50%, 10/1/2037 (c)	255,000	249,478
St. Paul, MN, Senior Housing & Health Care Revenue 5.00%, 9/1/2042	145,000	144,261

See accompanying notes to financial statements.
83

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Woodbury, MN, Housing & Redevelopment Authority Revenue:
5.00%, 12/1/2029	$ 225,000	$ 220,494
5.25%, 12/1/2049	340,000	302,556
		9,861,256
MISSISSIPPI — 0.4%
Mississippi State, Business Finance Corp. Revenue 4.55%, 12/1/2028	320,000	305,253
Mississippi State, Development Bank, Revenue:
3.50%, 9/1/2034 (a)	300,000	291,198
4.00%, 10/1/2035 (c)	500,000	463,302
4.00%, 10/1/2041 (c)	1,000,000	887,333
Mississippi State, Hospital Equipment & Facilities Authority Revenue:
Series S, 5.00%, 9/1/2041	100,000	102,651
Series S, 5.00%, 9/1/2046	400,000	406,793
State of Mississippi Gaming Tax Revenue:
Series A, 5.00%, 10/15/2032	605,000	662,656
Series A, 5.00%, 10/15/2036	500,000	542,121
Warren County, MS, Gulf Opportunity Revenue:
VRN, 1.38%, 8/1/2027 (b)	1,100,000	1,046,682
VRN, 1.38%, 5/1/2034 (b)	1,350,000	1,276,022
		5,984,011
MISSOURI — 0.7%
Boone County, MO, Hospital Revenue:
4.00%, 8/1/2038	150,000	139,937
5.00%, 8/1/2029	70,000	73,613
Cape Coral, FL, Health Facilities Authority Revenue:
3.00%, 3/1/2046	370,000	256,907
4.00%, 3/1/2041	120,000	105,274
4.00%, 3/1/2046	100,000	84,607
City of State Ann, MO, Tax Allocation Series A, 4.63%, 11/1/2030 (c)	200,000	193,214
I-470 Western Gateway Transportation Development District Revenue Series A, 5.25%, 12/1/2048 (c)	1,000,000	1,004,237
Jennings, MO, Revenue 5.00%, 11/1/2023	205,000	123,948
Kansas City, MO, Industrial Development Authority Revenue:
2.00%, 11/15/2046	200,616	9,581
AMT, 5.00%, 3/1/2033	760,000	813,316
5.00%, 11/15/2046	449,515	356,064
Security Description	Principal Amount	Value
Kirkwood, Industrial Development Authority Revenue Series A, 5.25%, 5/15/2050	$ 500,000	$ 452,622
Lees Summit, MO, Industrial Development Authority, Hospital Authority Revenue 5.00%, 8/15/2032	730,000	728,241
Lees Summit, MO, Industrial Development Authority, Hospital Authority Revenue Series A, 5.00%, 8/15/2051	1,000,000	926,403
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue 6.00%, 5/1/2042	435,000	389,550
Missouri State, Health & Educational Facilities Authority Revenue Series A, 5.00%, 2/1/2042	115,000	116,333
Missouri, State Development Finance Board Revenue Series C, 3.50%, 3/1/2031	265,000	249,767
Missouri, State Health & Educational Facilities Authority Revenue:
4.00%, 6/1/2053	500,000	453,052
4.25%, 8/1/2035	280,000	279,436
4.25%, 12/1/2042 (c)	450,000	432,800
5.00%, 5/1/2030	100,000	102,643
Series A, 4.00%, 2/15/2049	500,000	481,535
Series A, 5.00%, 2/1/2036	650,000	658,666
St. Louis County, MO, Industrial Development Authority Revenue:
5.00%, 12/1/2025	175,000	177,676
5.00%, 9/1/2038	350,000	326,780
5.00%, 9/1/2042	150,000	137,502
St. Louis, MO, Airport Revenue 5.50%, 7/1/2031 (a)	245,000	284,657
St. Louis, MO, Industrial Development Authority Revenue Series A, 4.75%, 11/15/2047	1,000,000	807,742
St. Louis, MO, Land Clearance Authority Revenue 5.00%, 6/1/2040	210,000	215,673
State Joseph Industrial Development Authority Revenue 4.63%, 1/1/2045	830,000	653,133
		11,034,909
MONTANA — 0.1%
City of Fort Worth MT, General Obligation Series A, 3.90%, 3/1/2031 (b)	680,000	683,063

See accompanying notes to financial statements.
84

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Kalispell, MT, Housing & Healthcare Facilities Revenue Series A, 5.25%, 5/15/2047	$ 100,000	$ 94,685
Missoula, MT, Water System Revenue Series A, 4.00%, 7/1/2044	210,000	207,016
Monroe County, PA, Industrial Development Authority Revenue 5.00%, 7/1/2048	325,000	333,605
		1,318,369
NEBRASKA — 0.2%
Central Plains Energy Project, NE, Gas Project Revenue:
Series A, 5.00%, 9/1/2028	200,000	212,780
Series A, 5.00%, 9/1/2032	1,000,000	1,069,049
Series A, 5.00%, 9/1/2035	1,250,000	1,338,102
Nebraska Public Power District Series C, 5.00%, 1/1/2030	580,000	668,562
Public Power Generation Agency Revenue 5.00%, 1/1/2026	600,000	637,892
		3,926,385
NEVADA — 0.5%
Carson City, NV, Revenue 5.00%, 9/1/2047	250,000	257,668
City of Las Vegas NV Special Improvement District No 816, Special Assessment 3.13%, 6/1/2051	210,000	137,840
City of Sparks, NV, Tourism Improvement District No.1 Revenue:
Series A, 2.50%, 6/15/2024 (c)	40,000	38,684
Series A, 2.75%, 6/15/2028 (c)	150,000	134,366
Clark County School District Series A, Class A, 4.00%, 6/15/2035	500,000	512,567
Clark County School District, General Obligation Series C, 3.00%, 6/15/2030	120,000	118,965
Clark County, NV, Department of Aviation Revenue Series A, 5.00%, 7/1/2025	165,000	178,149
Clark County, NV, Passenger Facility Charge Revenue 5.00%, 7/1/2025	120,000	129,563
County of Clark NV 2.10%, 6/1/2031	395,000	325,817
Reno, NV, Sales Tax Revenue Zero Coupon, 7/1/2058 (c)	1,000,000	120,171
State of Nevada Department of Business & Industry Revenue:
AMT, 5.75%, 2/15/2038 (c)	1,095,000	883,274
Security Description	Principal Amount	Value
AMT, 5.88%, 12/15/2027 (c)	$ 613,799	$ 637,139
AMT, 6.25%, 12/15/2037 (c)	2,280,000	2,097,802
AMT, 6.95%, 2/15/2038 (c)	1,000,000	914,671
Series A, 4.50%, 12/15/2029 (c)	725,000	727,276
Series A, 5.00%, 12/15/2038 (c)	750,000	753,979
		7,967,931
NEW HAMPSHIRE — 0.6%
National Finance Authority, NH, Revenue:
4.00%, 1/1/2051	1,330,000	1,090,760
AMT, 4.88%, 11/1/2042 (c)	1,855,000	1,742,119
5.00%, 7/1/2031 (c)	1,135,000	1,099,072
5.00%, 7/1/2041 (c)	1,855,000	1,679,578
Series A, VRN, 3.63%, 7/1/2043 (b) (c)	2,960,000	2,392,493
Series B, AMT, VRN, 3.75%, 7/1/2045 (b) (c)	1,450,000	1,179,707
New Hampshire Health and Education Facilities Authority Revenue Series A, 6.13%, 7/1/2052 (c) (e)	350,000	140,000
		9,323,729
NEW JERSEY — 4.9%
Bayonne, NJ, Redevelopment Agency Revenue Series A, AMT, 5.38%, 11/1/2035	445,000	381,405
Casino Reinvestment Development Authority Revenue 5.25%, 11/1/2044	500,000	513,492
City of Atlantic City NJ, General Obligation 5.00%, 12/1/2025	120,000	120,101
Garden, State Preservation Trust Revenue Series B, Zero Coupon, 11/1/2023 (a)	100,000	97,014
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A, AMT, 5.00%, 12/1/2024	400,000	418,313
New Jersey Health Care Facilities Financing Authority 4.00%, 7/1/2039	520,000	505,709
New Jersey, Economic Development Authority Revenue:
4.13%, 7/1/2030	110,000	100,061
4.38%, 1/1/2024	385,000	383,492
5.00%, 3/1/2027	100,000	102,225
5.00%, 6/15/2027	500,000	539,574

See accompanying notes to financial statements.
85

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
AMT, 5.00%, 10/1/2037	$ 100,000	$ 103,388
5.00%, 6/15/2040	840,000	853,824
5.00%, 11/1/2044	500,000	519,574
AMT, 5.13%, 9/15/2023	530,000	533,284
AMT, 5.13%, 1/1/2039 (a)	720,000	733,064
AMT, 5.25%, 9/15/2029	50,000	50,575
5.25%, 1/1/2044	750,000	709,367
7.10%, 11/1/2031 (f)	1,000,000	—
Series A, 3.38%, 7/1/2030	555,000	530,716
Series A, 4.00%, 11/1/2027	525,000	537,615
Series A, 5.00%, 7/1/2027 (a)	500,000	545,212
Series A, 5.00%, 7/1/2033	1,225,000	1,285,508
Series A, 5.00%, 6/1/2036	490,000	494,298
Series A, 5.00%, 6/15/2047	510,000	527,527
Series A, 5.50%, 6/15/2031	500,000	568,335
Series AAA, 4.13%, 6/15/2025	365,000	373,943
Series AAA, 5.00%, 6/15/2036	300,000	311,934
Series AAA, 5.00%, 6/15/2041	500,000	517,374
Series B, Zero Coupon, 7/1/2027 (a)	160,000	134,986
Series B, 5.00%, 11/1/2022	1,000,000	1,011,555
Series B, AMT, 5.63%, 11/15/2030	1,000,000	1,015,037
Series BBB, 5.50%, 6/15/2031	900,000	1,023,003
Series B-REMK 10, 5.00%, 6/15/2043	920,000	954,745
Series C, 4.00%, 6/15/2047	155,000	142,582
Series C, 5.00%, 6/15/2047	365,000	377,544
Series EEE, 5.00%, 6/15/2038	1,205,000	1,264,719
Series MMM, 4.00%, 6/15/2036	335,000	333,428
Series N-1, 5.50%, 9/1/2023 (a)	100,000	103,878
Series NN, 5.00%, 3/1/2024	1,130,000	1,151,564
Series NN, 5.00%, 3/1/2025	310,000	315,548
Series PP, 5.00%, 6/15/2025	100,000	103,548
Series PP, 5.00%, 6/15/2031	245,000	259,193
Series QQQ, 4.00%, 6/15/2037	660,000	654,200
Series QQQ, 4.00%, 6/15/2050	210,000	191,286
Series QQQ, 5.00%, 6/15/2028	750,000	814,227
Series UU, 5.00%, 6/15/2034	355,000	361,851
Series WW, 5.00%, 6/15/2035	500,000	513,929
Series WW, 5.00%, 6/15/2036	240,000	246,510
Series WW, 5.00%, 6/15/2037	390,000	400,271
Series XX, 4.38%, 6/15/2027	175,000	179,491
Security Description	Principal Amount	Value
Series XX, 5.00%, 6/15/2025	$ 1,450,000	$ 1,527,997
Series XX, 5.00%, 6/15/2026	880,000	924,199
New Jersey, Educational Facilities Authority Revenue:
3.50%, 6/15/2027	125,000	125,069
3.50%, 7/1/2031	215,000	215,188
Series A, 3.00%, 7/1/2050	655,000	460,683
Series B, 5.00%, 9/1/2036	300,000	311,166
Series B, 5.50%, 9/1/2032	150,000	159,634
New Jersey, Health Care Facilities Financing Authority Revenue:
4.00%, 7/1/2048	175,000	155,930
5.00%, 10/1/2026	500,000	535,517
5.00%, 9/15/2027	170,000	173,648
5.00%, 10/1/2027	905,000	978,682
5.00%, 10/1/2028	100,000	107,465
5.75%, 7/1/2037	970,000	971,042
New Jersey, Transportation Trust Fund Authority Revenue:
3.75%, 6/15/2033	500,000	478,225
4.50%, 6/15/2049	1,980,000	1,978,167
5.00%, 6/15/2027	700,000	758,117
5.00%, 6/15/2028	900,000	967,736
5.00%, 6/15/2037	560,000	596,196
5.25%, 6/15/2043	500,000	525,848
Series A, Zero Coupon, 12/15/2025	1,610,000	1,438,395
Series A, Zero Coupon, 12/15/2028	100,000	78,610
Series A, Zero Coupon, 12/15/2029	900,000	674,717
Series A, Zero Coupon, 12/15/2038	570,000	263,795
Series A, 0.01%, 12/15/2027	820,000	675,151
Series A, 0.01%, 12/15/2030	265,000	189,081
Series A, 0.01%, 12/15/2033	285,000	174,162
Series A, 0.01%, 12/15/2035	615,000	337,657
Series A, 4.00%, 12/15/2031	1,315,000	1,336,010
Series A, 4.00%, 12/15/2037 (a)	645,000	650,638
Series A, 5.00%, 6/15/2024	120,000	125,421
Series A, 5.00%, 12/15/2024	270,000	282,590
Series A, 5.00%, 12/15/2025	250,000	265,133
Series A, 5.00%, 12/15/2026	650,000	697,796
Series A, 5.00%, 12/15/2028	100,000	108,944
Series A, 5.00%, 6/15/2029	175,000	187,296
Series A, 5.00%, 12/15/2029	350,000	378,658
Series A, 5.00%, 6/15/2031	1,005,000	1,067,210
Series A, 5.00%, 12/15/2035	1,000,000	1,051,831
Series A, 5.50%, 12/15/2023	2,085,000	2,183,043
Series A, 5.75%, 6/15/2023 (a)	165,000	170,893
Series -A, Zero Coupon, 12/15/2038	140,000	64,792
Series -A, 0.01%, 12/15/2032	1,090,000	702,187

See accompanying notes to financial statements.
86

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series AA, 4.00%, 6/15/2036	$ 400,000	$ 398,124
Series AA, 4.00%, 6/15/2037	250,000	247,803
Series AA, 4.00%, 6/15/2039	1,000,000	977,924
Series AA, 4.75%, 6/15/2035	260,000	265,227
Series AA, 4.75%, 6/15/2038	185,000	188,118
Series AA, 5.00%, 6/15/2024	100,000	102,657
Series AA, 5.00%, 6/15/2025	1,010,000	1,064,329
Series AA, 5.00%, 6/15/2026	1,010,000	1,038,061
Series AA, 5.00%, 6/15/2036	1,305,000	1,319,217
Series AA, 5.00%, 6/15/2038	440,000	447,600
Series AA, 5.00%, 6/15/2044	780,000	791,114
Series AA, 5.00%, 6/15/2045	2,250,000	2,346,271
Series AA, 5.25%, 6/15/2029	90,000	94,105
Series AA, 5.25%, 6/15/2030	280,000	286,045
Series AA, 5.25%, 6/15/2031	675,000	703,014
Series AA, 5.25%, 6/15/2033	120,000	121,822
Series AA, 5.25%, 6/15/2041	200,000	206,115
Series B, 3.50%, 6/15/2046	1,395,000	1,160,679
Series B, 4.00%, 6/15/2036	200,000	199,062
Series B, 4.00%, 6/15/2050	1,860,000	1,694,244
Series B, 5.00%, 6/15/2035	1,000,000	1,052,568
Series B, 5.25%, 12/15/2023 (a)	230,000	240,002
Series BB, 4.00%, 6/15/2044	390,000	363,155
Series BB, 5.00%, 6/15/2050	500,000	516,802
Series C, Zero Coupon, 12/15/2024 (a)	1,130,000	1,051,784
Series C, Zero Coupon, 12/15/2028 (a)	125,000	99,137
Series C, Zero Coupon, 12/15/2030 (a)	550,000	397,008
Series C, Zero Coupon, 12/15/2032 (a)	700,000	471,724
Series C-REMK 11/25/14, 5.25%, 6/15/2032	500,000	516,727
Series D, 5.00%, 12/15/2024	645,000	675,075
Series D, 5.25%, 12/15/2023	1,135,000	1,184,358
New Jersey, Turnpike Authority Revenue:
5.00%, 1/1/2045	500,000	520,529
Series E, 5.00%, 1/1/2034	300,000	315,897
Newark, NJ, Housing Authority Scholarship Foundation Revenue 5.00%, 1/1/2032 (a)	435,000	468,324
South Jersey Transportation Authority Revenue:
Series A, 5.00%, 11/1/2031 (a)	750,000	825,974
Series A, 5.00%, 11/1/2041 (a)	925,000	1,006,594
South Jersey, NJ, Port Corp. Revenue:
Series B, AMT, 5.00%, 1/1/2036	150,000	154,179
Security Description	Principal Amount	Value
Series B, AMT, 5.00%, 1/1/2042	$ 750,000	$ 761,839
Series B, AMT, 5.00%, 1/1/2048	500,000	505,248
State of New Jersey General Obligation 4.00%, 6/1/2032	180,000	183,622
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, 5.25%, 6/1/2046	6,905,000	7,181,549
Series B, 3.20%, 6/1/2027	10,000	10,000
		81,118,164
NEW MEXICO — 0.0% (d)
City of Santa Fe NM Facilities Rvenue Series A, 5.00%, 5/15/2044	330,000	297,501
Mariposa East Public Improvement District, Special Assessment Series C, 5.90%, 9/1/2032	180,000	165,268
New Mexico Hospital Equipment Loan Council Revenue Series A, 5.00%, 7/1/2049	500,000	450,163
		912,932
NEW YORK — 8.2%
Brooklyn Arena, NY, Local Development Corp. Revenue:
0.01%, 7/15/2047	440,000	107,523
Series A, 3.00%, 7/15/2043 (a)	1,225,000	933,997
Series A, 5.00%, 7/15/2042	5,000,000	5,026,050
Buffalo & Erie County Industrial Land Development Corp. Revenue 5.25%, 7/1/2035	500,000	508,160
Build NYC Resource Corp., NY, Revenue:
AMT, 5.00%, 1/1/2035 (c)	265,000	269,395
5.00%, 11/1/2039	250,000	252,053
5.25%, 11/1/2034	250,000	254,240
5.50%, 11/1/2044	895,000	908,743
Series A, 5.00%, 6/1/2047 (c)	150,000	144,010
Series A, 5.00%, 6/15/2051 (c)	500,000	496,203
Series A1, 5.25%, 6/1/2040 (c)	720,000	598,881
Series A1, 5.50%, 6/1/2055 (c)	610,000	481,867
Series B, 5.00%, 6/1/2055 (c)	1,215,000	979,784
City of Poughkeepsie NY 5.00%, 6/1/2031	600,000	627,890
Dutchess County, NY, Local Development Corp. Revenue:
5.00%, 7/1/2027	770,000	819,531
Series A, 5.00%, 7/1/2045	725,000	744,640
Series A, 5.00%, 7/1/2051 (c)	800,000	796,354

See accompanying notes to financial statements.
87

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series B, 4.00%, 7/1/2044	$ 400,000	$ 361,714
Series B, 4.00%, 7/1/2049	400,000	356,312
Erie County, NY, Tobacco Asset Securitization Corp. Revenue:
Series A, 5.00%, 6/1/2038	175,000	173,665
Series A, 5.00%, 6/1/2045	635,000	620,494
Glen Cove, NY, Local Economic Assistance Corp. Revenue:
5.00%, 1/1/2056	3,500,000	3,083,703
Series B, Zero Coupon, 1/1/2045	2,000,000	501,128
Series C, 5.63%, 1/1/2055	620,000	524,843
Hempstead Town Local Development Corp. Revenue 5.53%, 2/1/2040	850,000	855,705
Hudson Yards Infrastructure Corp., NY, Revenue Series A, 4.00%, 2/15/2036	120,000	119,198
Jefferson County Civic Facility Development Corp. Revenue 5.00%, 11/1/2037	1,185,000	1,232,220
Jefferson County, NY, Industrial Development Revenue AMT, 5.25%, 1/1/2024 (c)	215,000	205,106
Long Island Power Authority:
Series A, 3.00%, 9/1/2040	540,000	450,349
Series A, 5.00%, 9/1/2037	540,000	599,584
Series A, 5.00%, 9/1/2038	485,000	536,911
Metropolitan Transportation Authority 5.00%, 11/15/2028	900,000	961,523
Metropolitan Transportation Authority Revenue:
4.00%, 11/15/2034	500,000	500,021
4.00%, 11/15/2038	750,000	699,145
Series A-1, 5.00%, 11/15/2040	560,000	570,072
Series A-1-GROUP 1, 4.00%, 11/15/2041 (a)	660,000	624,167
Series A-1-GROUP 1, 5.00%, 11/15/2047	520,000	536,714
Series B, 5.00%, 11/15/2026	115,000	123,166
Series B, 5.00%, 11/15/2037	625,000	646,100
Series B, 5.00%, 11/15/2052	620,000	635,789
Series C, 4.00%, 11/15/2033	205,000	197,699
Series C, 5.00%, 11/15/2032	550,000	566,247
Series C-1, 3.25%, 11/15/2036	290,000	250,720
Series C-1, 4.75%, 11/15/2045	825,000	834,665
Series C-1, 5.00%, 11/15/2026	500,000	535,451
Series C-1, 5.00%, 11/15/2029	850,000	906,627
Series C-1, 5.00%, 11/15/2031	425,000	442,633
Security Description	Principal Amount	Value
Series C-1, 5.25%, 11/15/2056	$ 450,000	$ 463,158
Series C-2, Zero Coupon, 11/15/2027	715,000	601,183
Series C-2, Zero Coupon, 11/15/2032	300,000	200,439
Series C-2, Zero Coupon, 11/15/2040	1,000,000	441,793
Series D, 3.00%, 11/15/2032	215,000	191,247
Series D, 4.00%, 11/15/2032	550,000	554,490
Series D, 5.00%, 11/15/2039	585,000	597,164
Series D-3, 4.00%, 11/15/2049	785,000	691,407
Series H, 5.00%, 11/15/2042	635,000	641,309
Monroe County, PA, Industrial Development Corp. Revenue:
3.00%, 12/1/2040	850,000	621,056
5.00%, 12/1/2032	1,000,000	1,064,682
5.00%, 1/1/2040	590,000	524,288
5.00%, 1/1/2050	500,000	423,023
MTA Hudson Rail Yards Trust Obligations Revenue Series A, 5.00%, 11/15/2056	660,000	678,266
Nassau County Local Economic Assistance Corp. 5.00%, 7/1/2027	200,000	200,369
Nassau County, NY, Tobacco Settlement Corp. Revenue:
Series A-2, 5.25%, 6/1/2026	551,441	552,152
Series A-3, 5.00%, 6/1/2035	2,385,000	2,386,203
Series A-3, 5.13%, 6/1/2046	635,000	591,887
New York City Industrial Development Agency Revenue:
Zero Coupon, 3/1/2033 (a)	530,000	346,576
Zero Coupon, 3/1/2045 (a)	575,000	198,561
4.00%, 3/1/2045	750,000	687,177
Series A, 5.00%, 1/1/2028 (a)	500,000	548,715
New York City, Housing Development Corp. Series 2014-8SPR, Class D, 3.00%, 2/15/2048	100,000	97,685
New York City, NY, Convention Center Development Corp. Revenue:
0.01%, 11/15/2045	700,000	202,584
5.00%, 11/15/2026	700,000	751,142
Series B, Zero Coupon, 11/15/2036	235,000	117,656
New York City, NY, Dormitory Authority Revenue:
4.00%, 8/1/2036	985,000	909,193
4.00%, 9/1/2050	500,000	420,545
5.00%, 7/1/2023	535,000	551,325
5.00%, 10/1/2026	165,000	182,482
5.00%, 8/1/2034	915,000	935,101
5.25%, 7/1/2031 (a)	265,000	275,961

See accompanying notes to financial statements.
88

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series A, 4.00%, 11/1/2026	$ 360,000	$ 352,153
Series A, 4.00%, 7/1/2034	885,000	873,521
Series A, 4.25%, 5/1/2042	285,000	269,684
Series A, 5.00%, 7/1/2029	1,340,000	1,432,170
Series A, 5.00%, 8/1/2032	130,000	133,456
Series A, 5.00%, 7/1/2036	500,000	522,585
Series A, 5.00%, 7/1/2046	850,000	873,167
Series A, 5.15%, 7/1/2024 (a)	500,000	515,306
Series A, 5.50%, 1/1/2039	400,000	407,070
Series A, 5.50%, 1/1/2044	850,000	862,763
New York City, NY, Industrial Development Agency Revenue:
0.01%, 3/1/2036 (a)	340,000	191,840
5.50%, 7/1/2035 (a)	235,000	253,631
5.75%, 10/1/2037 (e)	1,000,000	800,000
Series A, AMT, 5.00%, 7/1/2022	690,000	690,000
New York City, NY, Liberty Development Corp. Revenue:
3.00%, 9/15/2043	1,100,000	906,314
7.25%, 11/15/2044 (c)	2,815,000	2,835,787
Series 1, 5.00%, 11/15/2044 (c)	6,275,000	6,101,747
Series 2, 5.38%, 11/15/2040 (c)	2,220,000	2,238,178
New York City, NY, Thruway Authority Revenue:
Series B, 4.00%, 1/1/2045 (a)	1,000,000	953,044
Series L, 5.00%, 1/1/2033	610,000	668,819
Series N, 3.00%, 1/1/2049	510,000	391,294
New York City, NY, Transportation Development Corp. Revenue:
AMT, 2.25%, 8/1/2026	400,000	374,612
AMT, 3.00%, 8/1/2031	330,000	301,229
AMT, 4.00%, 10/1/2030	1,900,000	1,843,961
AMT, 4.00%, 1/1/2036	910,000	845,086
AMT, 5.00%, 1/1/2023	1,475,000	1,491,145
AMT, 5.00%, 8/1/2026	2,790,000	2,772,742
AMT, 5.00%, 1/1/2027	350,000	360,516
AMT, 5.00%, 1/1/2028	275,000	283,397
AMT, 5.00%, 1/1/2029	120,000	123,006
AMT, 5.00%, 1/1/2030	365,000	373,938
AMT, 5.00%, 1/1/2031	2,540,000	2,592,412
AMT, 5.00%, 8/1/2031	3,930,000	3,904,401
AMT, 5.00%, 10/1/2035	4,875,000	4,930,289
AMT, 5.00%, 1/1/2036	5,500,000	5,554,889
AMT, 5.00%, 12/1/2036	1,600,000	1,663,679
AMT, 5.00%, 10/1/2040	1,035,000	1,041,269
AMT, 5.00%, 7/1/2046	1,500,000	1,532,853
AMT, 5.25%, 8/1/2031	1,385,000	1,440,501
AMT, 5.38%, 8/1/2036	740,000	786,776
Series A, AMT, 4.00%, 7/1/2037 (a)	100,000	97,287
Security Description	Principal Amount	Value
Series A, AMT, 4.00%, 12/1/2039	$ 1,675,000	$ 1,555,771
Series A, AMT, 4.00%, 12/1/2042	1,505,000	1,366,167
Series A, AMT, 5.00%, 7/1/2030	170,000	175,334
Series A, AMT, 5.00%, 12/1/2035	1,305,000	1,359,574
Series A, AMT, 5.00%, 12/1/2037	1,270,000	1,318,805
Series A, AMT, 5.00%, 7/1/2041	515,000	527,272
New York County, NY, Counties Tobacco Trust IV Revenue:
Series A, 5.00%, 6/1/2042	1,545,000	1,511,255
Series A, 5.00%, 6/1/2045	885,000	824,385
New York County, NY, Counties Tobacco Trust V Revenue Series S 3, 0.01%, 6/1/2055	10,000,000	656,159
New York County, NY, Counties Tobacco Trust VI Revenue:
2.45%, 6/1/2042	470,000	453,882
3.75%, 6/1/2045	225,000	179,553
5.00%, 6/1/2045	930,000	908,755
New York Liberty Development Corp. Revenue 5.25%, 10/1/2035	825,000	926,102
New York State Environmental Facilities Corp. Revenue VRN, 2.75%, 9/1/2050 (b)	3,475,000	3,293,767
New York State Thruway Authority Series N, 4.00%, 1/1/2041	815,000	797,752
New York Transportation Development Corp. Class A, AMT, 4.00%, 7/1/2031	2,100,000	2,057,214
Polk County, OR, Hospital Facility Authority Revenue:
AMT, 4.00%, 11/1/2059	610,000	548,846
5.00%, 9/1/2028	755,000	850,833
5.00%, 10/15/2033	515,000	550,881
Series 221, AMT, 4.00%, 7/15/2045	960,000	896,082
Series 223, AMT, 5.00%, 7/15/2056	975,000	1,027,897
Ramapo, NY, Local Development Corp. Revenue 5.00%, 3/15/2041	385,000	387,666
Suffolk, NY, Tobacco Asset Securitization Corp. Revenue 4.00%, 6/1/2050	2,750,000	2,642,898
Syracuse, NY, Industrial Development Agency Revenue:
AMT, 5.00%, 1/1/2030	150,000	126,759
AMT, 5.00%, 1/1/2031	2,070,000	1,710,158

See accompanying notes to financial statements.
89

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
AMT, 5.00%, 1/1/2032	$ 100,000	$ 80,952
AMT, 5.00%, 1/1/2033	150,000	118,731
TSASC, Inc., NY, Revenue:
Series A, 5.00%, 6/1/2029	535,000	562,858
Series B, 5.00%, 6/1/2048	2,950,000	2,805,996
Westchester County, NY, Healthcare Corp. Revenue Series A, 5.00%, 11/1/2044	329,000	332,755
Westchester County, NY, Industrial Development Agency Revenue AMT, 7.00%, 6/1/2046 (c)	700,000	609,524
Westchester County, NY, Local Development Corp. Revenue 3.75%, 11/1/2037	275,000	240,915
Westchester Tobacco Asset Securitization, NY Revenue Series C, 5.13%, 6/1/2051	165,000	168,468
		136,410,294
NORTH CAROLINA — 0.3%
North Carolina State, Medical Care Commission Revenue:
4.00%, 3/1/2051	1,500,000	1,099,917
5.00%, 7/1/2045	500,000	478,916
Series A, 4.00%, 7/1/2044	500,000	398,474
Series A, 5.00%, 7/1/2044	500,000	476,289
North Carolina Turnpike Authority Revenue 5.00%, 2/1/2024	875,000	910,927
North Carolina, Department of Transportation Revenue:
AMT, 5.00%, 12/31/2037	250,000	253,619
AMT, 5.00%, 6/30/2054	575,000	576,270
State of North Carolina 4.00%, 3/1/2034	620,000	638,880
		4,833,292
NORTH DAKOTA — 0.1%
Grand Forks, ND, Health Care System Revenue 4.00%, 12/1/2046	500,000	450,240
University of North Dakota, Certificate Participation:
Series A, COPs, 2.50%, 6/1/2054 (a)	500,000	313,232
Series A, COPs, 3.00%, 6/1/2061 (a)	1,000,000	693,613
Williston, ND, Parks & Recreation District Revenue Series A, 4.00%, 3/1/2032	115,000	97,062
		1,554,147
OHIO — 3.5%
Akron Bath Copley Joint Township Hospital District Revenue 4.00%, 11/15/2038	600,000	578,945
Security Description	Principal Amount	Value
American Municipal Power, Inc.:
5.00%, 2/15/2032	$ 605,000	$ 682,850
5.00%, 2/15/2033	735,000	819,291
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Series A-2-CLASS 1, 4.00%, 6/1/2048	1,250,000	1,137,105
Series A-2-CLASS 1, 5.00%, 6/1/2035	540,000	577,767
Series B-, 0.01%, 6/1/2057	10,000,000	1,283,024
Series B-2, 5.00%, 6/1/2055	30,505,000	28,724,396
City of Chillicothe, OH, Hospital Facilities Revenue 5.00%, 12/1/2037	285,000	297,925
City of Cleveland OH Revenue AMT, 5.38%, 9/15/2027	1,320,000	1,321,298
Cleveland-Cuyahoga County Port Authority, Tax Allocation 4.50%, 12/1/2055 (c)	100,000	82,806
County of Allen OH Hospital Facilities Revenue Series A, Class A, 4.00%, 11/1/2044	690,000	665,386
County of Hamilton, OH, Health Care Revenue:
3.75%, 8/15/2050	750,000	650,152
5.00%, 1/1/2051	750,000	705,577
County of Montgomery, OH, Hospital Facilities Revenue 5.00%, 2/15/2048	390,000	377,894
County of Wood OH, Revenue 5.00%, 12/1/2042	160,000	162,328
Cuyahoga County, OH, Hospital Revenue:
5.00%, 2/15/2028	250,000	264,126
5.00%, 2/15/2042	200,000	203,462
5.00%, 2/15/2057	200,000	200,240
5.25%, 2/15/2047	100,000	102,841
5.50%, 2/15/2052	785,000	810,088
Franklin County Convention Facilities Authority Revenue:
5.00%, 12/1/2034	1,010,000	1,047,848
5.00%, 12/1/2044	670,000	676,217
5.00%, 12/1/2051	1,060,000	1,062,111
Jefferson County Port Authority Revenue AMT, 3.50%, 12/1/2051 (c)	4,250,000	2,989,079
Lake County, OH, Port & Economic Development Authority Revenue Series A, 6.75%, 12/1/2052 (c) (e)	550,000	176,000
Lucas, OH, Hospital Revenue Series A, 4.13%, 11/15/2042 (a)	600,000	593,199

See accompanying notes to financial statements.
90

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Montgomery County, OH, Hospital Revenue 6.25%, 4/1/2049 (c) (e)	$ 500,000	$ 188,000
Muskingum County, OH, Hospital Facilities Revenue:
5.00%, 2/15/2033	1,000,000	1,001,950
5.00%, 2/15/2044	200,000	196,396
Ohio Air Quality Development Authority Class B, AMT, VRN, 2.10%, 7/1/2028 (b)	2,800,000	2,716,333
Ohio Air Quality Development Authority Revenue:
AMT, VRN, 2.50%, 11/1/2042 (b)	1,750,000	1,578,206
AMT, 2.60%, 6/1/2041 (b)	200,000	181,609
Ohio State, Air Quality Development Authority Revenue:
AMT, 4.25%, 1/15/2038 (c)	215,000	201,708
AMT, 5.00%, 7/1/2049 (c)	2,270,000	2,052,374
Ohio State, Higher Educational Facility Commission Revenue:
3.25%, 12/1/2036	100,000	91,831
5.00%, 12/1/2050	1,000,000	985,034
Ohio State, Turnpike Commission Revenue Series A-2, Zero Coupon, 2/15/2037	290,000	159,897
Port of Greater Cincinnati Development Authority Revenue Series B, 5.00%, 12/1/2046	240,000	204,834
Portage County, OH, Port Authority Revenue 5.00%, 6/1/2044	475,000	474,988
Southeastern, OH, Port Authority, Hospital Facilities Revenue:
5.00%, 12/1/2022	145,000	146,327
5.00%, 12/1/2043	250,000	250,483
5.50%, 12/1/2043	400,000	407,527
5.75%, 12/1/2032	200,000	201,377
6.00%, 12/1/2042	550,000	553,434
		57,784,263
OKLAHOMA — 0.6%
Norman, OK, Regional Hospital Authority 3.25%, 9/1/2039	555,000	434,772
Oklahoma Development Finance Authority Revenue:
5.00%, 7/1/2035	105,000	100,642
Series A, 5.00%, 8/1/2047 (e)	935,000	935
Series B, 5.00%, 8/15/2028	400,000	395,827
Series B, 5.00%, 8/15/2038	350,000	325,424
Series B, 5.25%, 8/15/2043	5,000,000	4,596,381
Security Description	Principal Amount	Value
Oklahoma Municipal Power Authority Revenue Series A, 4.00%, 1/1/2047	$ 1,000,000	$ 952,134
Payne County, OK, Economic Development Authority Revenue:
4.75%, 11/1/2023 (e)	199,640	499
Series A, 6.88%, 11/1/2046 (e)	33,273	83
Tulsa Airports Improvement Trust Series C-REMK-06/11/13, AMT, 5.50%, 12/1/2035	1,500,000	1,519,357
Tulsa, OK, Airports Improvement Trust Revenue:
AMT, VRN, 5.00%, 6/1/2035 (b)	1,000,000	1,022,132
Series B-REMK-06/11/13, AMT, 5.50%, 12/1/2035	700,000	709,034
		10,057,220
OREGON — 0.9%
Medford Hospital Facilities Authority Revenue Series A, 4.00%, 8/15/2040 (a)	660,000	645,072
Multnomah County, OR, Hospital Facilities Authority Revenue:
4.00%, 12/1/2056	4,500,000	3,626,717
Series A, 5.50%, 10/1/2049	1,000,000	1,006,805
Oregon State, Business Development Commission Revenue:
Series A, AMT, 6.50%, 4/1/2031 (c) (e)	2,000,000	146,000
Series D, AMT, 6.50%, 4/1/2031 (c) (e)	750,000	54,750
Polk County, OR, Hospital Facility Authority Revenue 5.38%, 7/1/2045	1,630,000	1,524,990
Port of Portland OR Airport Revenue:
Series 27-A, AMT, 4.00%, 7/1/2050	1,000,000	936,726
Series 27-A, AMT, 5.00%, 7/1/2038	605,000	649,420
Salem Hospital Facility Authority Revenue:
4.00%, 5/15/2040	710,000	632,150
4.00%, 5/15/2047	1,000,000	849,689
4.00%, 5/15/2057	1,500,000	1,205,474
Yamhill County Hospital Authority Revenue:
5.00%, 11/15/2036	300,000	280,131
Series A, 5.00%, 11/15/2046	640,000	546,199
Series A, 5.00%, 11/15/2051	2,200,000	1,839,760

See accompanying notes to financial statements.
91

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series A, 5.00%, 11/15/2056	$ 500,000	$ 410,825
		14,354,708
PENNSYLVANIA — 4.4%
Allegheny County, PA, Airport Authority Revenue Series A, AMT, 5.00%, 1/1/2051	625,000	650,569
Allegheny County, PA, Industrial Development Authority Revenue:
4.88%, 11/1/2024	2,025,000	2,056,620
AMT, 5.75%, 8/1/2042	725,000	725,028
Series A, 4.00%, 4/1/2037	800,000	787,134
Allegheny County, PA, Sanitary Authority Revenue 5.00%, 12/1/2045	950,000	1,003,015
Allentown, PA, Neighborhood Improvement Zone Development Authority Revenue:
5.00%, 5/1/2028 (c)	1,385,000	1,419,932
5.00%, 5/1/2042 (c)	1,390,000	1,389,893
Berks County, Municipal Authority Revenue:
Series A, 4.25%, 11/1/2041	1,075,000	870,006
Series A, 5.00%, 2/1/2025	600,000	607,582
Series A, 5.00%, 2/1/2028	1,000,000	995,156
Series A, 5.00%, 2/1/2030	400,000	391,847
Series A, 5.00%, 2/1/2031	750,000	732,109
Series A, 5.00%, 2/1/2032	790,000	768,312
Series A, 5.00%, 11/1/2044	285,000	257,012
Series B, 5.00%, 2/1/2040 (b)	550,000	546,853
Berks County, PA, Industrial Development Authority Revenue:
4.00%, 11/1/2039	200,000	167,973
4.00%, 11/1/2047	785,000	591,934
5.00%, 11/1/2025	1,065,000	1,090,254
5.00%, 11/1/2026	500,000	513,157
5.00%, 11/1/2028	2,125,000	2,123,710
5.00%, 11/1/2030	980,000	985,434
5.00%, 11/1/2034	1,260,000	1,207,318
5.00%, 11/1/2036	400,000	379,943
5.00%, 11/1/2050	500,000	439,308
Centre County, PA, Hospital Authority Revenue Series A, 3.75%, 11/15/2041	385,000	356,780
Chambersburg Area Municipal Authority Revenue 6.00%, 10/1/2048	500,000	516,948
Chester County Health & Education Facilities Authority Revenue 5.00%, 12/1/2051	975,000	871,786
Security Description	Principal Amount	Value
City of Philadelphia PA Water & Wastewater Revenue:
5.00%, 11/1/2045	$ 500,000	$ 544,722
5.00%, 10/1/2047	545,000	585,992
County of Lehigh PA Revenue 5.00%, 7/1/2027	155,000	170,344
Cumberland County Municipal Authority Revenue 5.00%, 1/1/2038	265,000	276,292
Cumberland County, PA, Municipal Authority Revenue 5.00%, 1/1/2038	30,000	32,067
Dauphin County General Authority Revenue:
5.00%, 10/15/2027 (c)	600,000	612,123
6.25%, 10/15/2053 (c)	1,800,000	1,926,747
Series A, 3.00%, 6/1/2033	750,000	685,967
Delaware County, PA, Authority Revenue:
4.00%, 8/1/2040	100,000	100,489
4.00%, 8/1/2045	170,000	167,009
5.25%, 10/1/2032	115,000	114,983
Delaware County, PA, Industrial Development Authority Revenue Series A, 5.13%, 6/1/2046 (c)	995,000	992,910
Delaware River JT Toll Bridge Commission Revenue 5.00%, 7/1/2042	500,000	538,371
Delaware Valley, PA, Regional Finance Authority Revenue 5.75%, 7/1/2032	995,000	1,191,667
Doylestown Hospital Authority Revenue Series A, 5.00%, 7/1/2046	110,000	102,647
Fulton County, PA, Industrial Development Authority Revenue 4.00%, 7/1/2028	1,155,000	1,145,314
Geisinger Authority Class A, 5.00%, 2/15/2045	855,000	895,457
Hazleton Area School District, General Obligation:
Series B, Zero Coupon, 3/1/2024	100,000	95,329
Series B, Zero Coupon, 3/1/2025	160,000	147,240
Lancaster County, PA, Hospital Authority Revenue:
5.00%, 3/1/2045	390,000	361,084
5.00%, 12/1/2047	100,000	86,341
5.13%, 7/1/2037	390,000	381,422
5.25%, 7/1/2041	180,000	176,607
Lehigh County, PA, General Purpose Authority Revenue:
3.25%, 11/1/2041	140,000	117,339
4.00%, 11/1/2041	250,000	240,682

See accompanying notes to financial statements.
92

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Monroe County, PA, Industrial Development Authority, Tax Allocation 6.88%, 7/1/2033 (c)	$ 270,000	$ 256,356
Montgomery County, Higher Education & Health Authority Revenue 5.00%, 12/1/2032	250,000	259,572
Montgomery County, PA, Higher Education & Health Authority Revenue:
5.00%, 9/1/2028	500,000	547,150
5.00%, 9/1/2031	325,000	346,866
5.00%, 9/1/2035	300,000	316,668
Series A, 5.00%, 10/1/2026	110,000	112,308
Montgomery County, PA, Industrial Development Authority Revenue:
5.00%, 11/15/2036	100,000	103,677
5.25%, 1/1/2040	205,000	205,804
Moon Industrial Development Authority, PA, Revenue 6.00%, 7/1/2045	1,060,000	971,270
Northampton County, PA, General Purpose Authority Revenue:
5.00%, 8/15/2046	635,000	651,190
5.00%, 8/15/2048	630,000	652,056
Penn Hills School District, General Obligation 3.00%, 10/1/2037	900,000	815,863
Pennsylvania Economic Development Financing Authority Series A, 5.00%, 11/1/2041	500,000	501,011
Pennsylvania Higher Educational Facilities Authority:
3.00%, 6/15/2045	615,000	491,157
Series A, 5.00%, 5/1/2038 (a)	555,000	613,487
Pennsylvania State, Economic Development Financing Authority Revenue:
AMT, 5.00%, 6/30/2023	160,000	163,872
AMT, 5.00%, 12/31/2028	360,000	373,633
Series A-1, 10.00%, 12/1/2040 (c)	345,000	318,443
Series A-2, AMT, 10.00%, 12/1/2040 (c)	345,000	318,443
Series A-RE, 6.40%, 12/1/2038	1,850,000	1,038,312
Pennsylvania State, Housing Finance Agency Revenue Series A, 4.25%, 10/1/2035	100,000	83,032
Pennsylvania Turnpike Commission Series SPL, 5.00%, 12/1/2038	600,000	640,588
Security Description	Principal Amount	Value
Pennsylvania, State Higher Educational Facilities Authority Revenue:
4.00%, 11/1/2032	$ 170,000	$ 171,371
5.00%, 11/1/2027	880,000	889,967
5.00%, 5/1/2035	150,000	156,104
5.00%, 11/1/2036	980,000	1,012,479
5.00%, 5/1/2037	2,000,000	1,907,177
5.00%, 5/1/2042	500,000	464,880
5.00%, 11/1/2042	140,000	141,586
Series A, 5.00%, 5/1/2039 (a)	495,000	546,172
Series A, 5.00%, 9/1/2045	280,000	285,638
Pennsylvania, Turnpike Commission Highway Revenue:
3.00%, 12/1/2051	1,000,000	722,827
4.00%, 12/1/2041	750,000	724,861
4.00%, 12/1/2046	500,000	466,758
5.00%, 12/1/2036	600,000	637,213
5.00%, 12/1/2040	855,000	892,206
5.00%, 12/1/2044	500,000	536,439
5.00%, 12/1/2049	840,000	891,008
Series A, 4.00%, 12/1/2049 (a)	905,000	898,958
Series A, 4.00%, 12/1/2051	775,000	738,026
Series A-1, 5.00%, 12/1/2037	380,000	407,714
Series A-2, 5.00%, 12/1/2028	500,000	545,753
Series B-1, 5.00%, 6/1/2037	345,000	365,950
Series B-1, 5.25%, 6/1/2047	550,000	579,111
Series C, 4.00%, 12/1/2038	500,000	499,952
Series C, 6.25%, 6/1/2033 (a)	365,000	411,554
Philadelphia Authority for Industrial Development Class A, 5.00%, 9/1/2037	575,000	602,498
Philadelphia, PA Airport Revenue AMT, 4.00%, 7/1/2046 (a)	725,000	682,771
Philadelphia, PA, Authority for Industrial Development Revenue:
5.00%, 7/1/2037	290,000	266,158
5.00%, 7/1/2042	2,000,000	1,773,159
5.00%, 6/15/2050	500,000	482,480
5.38%, 6/15/2050 (c)	570,000	513,814
8.20%, 12/1/2043	330,000	340,266
Series A, 4.00%, 9/1/2047	995,000	930,652
Philadelphia, PA, General Obligation:
5.00%, 8/1/2031	1,000,000	1,083,157
Series A, 5.00%, 8/1/2026	535,000	588,107
Series A, 5.00%, 7/15/2038	100,000	104,773
Series B, 5.00%, 8/1/2033	110,000	118,189
Series B, 5.00%, 2/1/2037	775,000	841,868

See accompanying notes to financial statements.
93

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue:
5.00%, 7/1/2026	$ 325,000	$ 347,141
5.00%, 7/1/2031	845,000	889,691
Series A, 5.63%, 7/1/2042	430,000	430,000
Philadelphia, PA, School District General Obligation:
5.00%, 9/1/2033	500,000	566,345
Series A, 5.00%, 6/1/2034	585,000	673,178
Redevelopment Authority of The County of Washington, Tax Allocation 5.00%, 7/1/2028	400,000	402,794
School District of Philadelphia/The:
Class A, 4.00%, 9/1/2046	500,000	481,559
Series F, 5.00%, 9/1/2038	860,000	900,923
Scranton, PA, General Obligation 5.00%, 11/15/2032	380,000	384,416
Scranton, PA, Redevelopment Authority Revenue Series A, 5.00%, 11/15/2028	195,000	190,221
State Public School Building Authority Revenue 5.00%, 6/1/2027	880,000	967,707
West Shore, PA, Area Authority Revenue Series A, 5.00%, 7/1/2030	150,000	151,991
		73,523,078
PUERTO RICO — 12.8%
Children's Trust Fund, PR, Tobacco Settlement Revenue:
5.50%, 5/15/2039	720,000	729,991
5.63%, 5/15/2043	3,790,000	3,850,429
Series A, Zero Coupon, 5/15/2050	8,000,000	1,350,170
Series A, 0.01%, 5/15/2057	120,000,000	6,836,868
Series B, Zero Coupon, 5/15/2057	13,200,000	592,502
Commonwealth of Puerto Rico:
Series A1, 4.00%, 7/1/2033	3,000,000	2,748,694
Series A1, 4.00%, 7/1/2035	2,282,000	2,043,674
Series A1, 5.63%, 7/1/2029	5,000,000	5,368,789
Series A1, 5.75%, 7/1/2031	10,000,000	10,920,646
Commonwealth of Puerto Rico, General Obligation:
Series A1, 4.00%, 7/1/2041	15,601,000	13,494,909
Series A1, 4.00%, 7/1/2046	14,110,000	11,838,181
Series A1, 5.38%, 7/1/2025	1,500,000	1,557,426
Series A1, 5.63%, 7/1/2027	1,500,000	1,595,647
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
5.00%, 7/1/2033 (c)	275,000	281,173
Security Description	Principal Amount	Value
Series A, 6.13%, 7/1/2024	$ 245,000	$ 250,800
Series B, 4.00%, 7/1/2042 (c)	12,305,000	10,817,175
Series B, 4.00%, 7/1/2047 (c)	2,585,000	2,208,554
Series B, 5.00%, 7/1/2025 (c)	990,000	1,016,777
Series B, 5.00%, 7/1/2029 (c)	1,090,000	1,133,631
Series B, 5.00%, 7/1/2033 (c)	14,615,000	14,943,042
Series B, 5.00%, 7/1/2037 (c)	10,035,000	10,180,077
Puerto Rico Electric Power Authority Revenue:
Series NN, 5.25%, 7/1/2023 (a)	120,000	120,843
Series RR, 5.00%, 7/1/2026 (a) (g)	140,000	140,493
Series V V, 5.25%, 7/1/2025 (a)	710,000	724,435
Series V V, 5.25%, 7/1/2026 (a)	795,000	813,196
Series V V, 5.25%, 7/1/2027 (a)	920,000	941,761
Series V V, 5.25%, 7/1/2034 (a)	770,000	778,992
Puerto Rico Highways & Transportation Authority Revenue:
Series CC, 5.25%, 7/1/2033 (a)	120,000	122,481
Series CC, 5.25%, 7/1/2034 (a)	1,000,000	1,020,400
Series N, 5.25%, 7/1/2034 (a)	345,000	352,038
Series N, 5.25%, 7/1/2036 (a)	850,000	865,766
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue 5.00%, 10/1/2042	515,000	518,622
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue Series A, 5.00%, 7/1/2033 (a)	505,000	513,289
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2024	368,000	342,150
Series A-1, Zero Coupon, 7/1/2027	669,000	553,730
Series A-1, Zero Coupon, 7/1/2029	2,281,000	1,718,990
Series A-1, Zero Coupon, 7/1/2031	10,356,000	7,013,099
Series A-1, Zero Coupon, 7/1/2033	6,703,000	4,031,131
Series A-1, 0.01%, 7/1/2046	14,655,000	3,941,323
Series A-1, 0.01%, 7/1/2051	9,530,000	1,895,040
Series A-1, 4.50%, 7/1/2034	2,065,000	2,073,853

See accompanying notes to financial statements.
94

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series A-1, 4.55%, 7/1/2040	$ 2,730,000	$ 2,629,683
Series A-1, 4.75%, 7/1/2053	24,565,000	23,602,413
Series A-1, 5.00%, 7/1/2058	26,258,000	25,811,078
Series A-2, 4.33%, 7/1/2040	10,102,000	9,486,485
Series A-2, 4.54%, 7/1/2053	4,058,000	3,787,049
Series A-2, 4.55%, 7/1/2040	100,000	85,550
Series A-2, 4.78%, 7/1/2058	9,101,000	8,692,992
Series A-2-, 4.33%, 7/1/2040	8,179,000	7,680,654
		214,016,691
RHODE ISLAND — 0.3%
Rhode Island Health and Educational Building Corp. 5.00%, 9/1/2036	2,225,000	2,294,768
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Zero Coupon, 6/1/2052	630,000	97,430
Series B, Zero Coupon, 6/1/2052	5,000,000	645,210
Tobacco Settlement Financing Corp/RI Series B, 4.50%, 6/1/2045	1,500,000	1,518,067
		4,555,475
SOUTH CAROLINA — 0.4%
South Carolina Public Service Authority 5.00%, 12/1/2038	1,000,000	1,017,192
South Carolina State, Jobs - Economic Development Authority Revenue:
4.00%, 6/1/2046 (c)	600,000	473,660
5.00%, 11/1/2037	500,000	519,198
5.13%, 6/15/2042 (c)	1,000,000	901,131
5.25%, 11/15/2047	1,750,000	1,662,911
Series A, 7.00%, 11/1/2033	270,000	299,371
Series S, 5.25%, 8/15/2033	100,000	104,541
South Carolina State, Ports Authority Revenue:
AMT, 4.00%, 7/1/2040	245,000	239,491
Series B, AMT, 4.00%, 7/1/2049	1,000,000	930,937
South Carolina State, Public Service Authority Revenue:
Series A, 4.00%, 12/1/2034	410,000	409,952
Series B, 4.00%, 12/1/2056	360,000	318,793
Spartanburg, SC, Regional Health Services District Revenue Series A, 3.63%, 4/15/2039	195,000	183,557
		7,060,734
SOUTH DAKOTA — 0.0% (d)
County of Lincoln SD Revenue 4.00%, 8/1/2041	250,000	222,735
Security Description	Principal Amount	Value
South Dakota Health & Educational Facilities Authority Revenue:
5.00%, 9/1/2028	$ 100,000	$ 108,517
5.00%, 9/1/2032	215,000	227,081
		558,333
TENNESSEE — 0.7%
Blount County Health & Educational Facilities Board Revenue Series A, 5.00%, 1/1/2047	225,000	141,991
Bristol Industrial Development Board Series B, Zero Coupon, 12/1/2031 (c)	3,350,000	2,039,412
Bristol, TN, Industrial Development Board Revenue Series A, 5.13%, 12/1/2042 (c)	400,000	389,810
Chattanooga, TN, Health Educational & Housing Facility Board Revenue:
Series A-, 3.25%, 8/1/2044	1,200,000	920,757
Series A-, 4.00%, 8/1/2037	1,080,000	1,044,718
Series A-, 5.00%, 8/1/2044	550,000	561,848
Series A-, 5.00%, 8/1/2049	1,000,000	1,016,492
Greeneville, TN, Health & Educational Facilities Board Revenue 4.00%, 7/1/2040	650,000	619,548
Knox County, TN, Health Educational & Housing Facility Board Revenue:
5.00%, 4/1/2030	500,000	525,908
5.00%, 4/1/2031	240,000	251,541
Memphis-Shelby County Airport Authority Revenue Series A, AMT, 5.00%, 7/1/2049	1,000,000	1,045,476
Memphis-Shelby County, TN, Industrial Development Board, Tax Allocation Series A, 5.50%, 7/1/2037	100,000	76,305
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facility Revenue Series A, 5.63%, 6/15/2047 (c)	370,000	259,000
Metropolitan Nashville, TN, Airport Authority Revenue:
Series A, 4.00%, 7/1/2054	500,000	468,340
Series B, AMT, 5.00%, 7/1/2043	100,000	102,870

See accompanying notes to financial statements.
95

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Nashville Metropolitan Development & Housing Agency, TN, Tax Allocation 5.13%, 6/1/2036 (c)	$ 430,000	$ 438,422
Shelby County, TN, Health Educational & Housing Facilities Board Revenue:
5.00%, 5/1/2029	535,000	588,168
Series A, 5.50%, 9/1/2047	400,000	351,324
Tennessee State, Energy Acquisition Corp., Gas Revenue:
Series C, 5.00%, 2/1/2024	100,000	102,869
Series C, 5.00%, 2/1/2027	945,000	1,000,129
		11,944,928
TEXAS — 5.7%
Arlington, TX, Higher Education Finance Corp. Revenue:
Series A, 4.00%, 8/15/2041	610,000	516,061
Series A, 4.00%, 8/15/2046	860,000	695,711
Series A, 5.00%, 8/15/2048	15,000	14,184
Austin Convention Enterprises, Inc.,Convention Center Revenue:
Series A, 5.00%, 1/1/2034	400,000	409,326
Series B, 5.00%, 1/1/2032	1,840,000	1,812,365
Series B, 5.00%, 1/1/2034	300,000	292,037
Central Texas Regional Mobility Authority Revenue:
Series B, 4.00%, 1/1/2041	200,000	191,041
Series B, 4.00%, 1/1/2051	300,000	272,165
Series B, 5.00%, 1/1/2046	500,000	527,388
Series G, 4.00%, 1/1/2045	1,150,000	1,043,621
Series G, 4.00%, 1/1/2050	2,000,000	1,766,865
City of Austin TX Airport System Revenue:
5.00%, 11/15/2040	1,000,000	1,074,517
5.00%, 11/15/2041	1,000,000	1,072,228
Series B, AMT, 5.00%, 11/15/2037	560,000	594,773
Series B, AMT, 5.00%, 11/15/2048	1,000,000	1,043,670
City of Dallas TX Hotel Occupancy Tax Revenue 4.00%, 8/15/2036	750,000	766,892
City of Denton, TX, Utility System Revenue 5.00%, 12/1/2027	630,000	694,574
City of Fort Worth TX, General Obligation 5.00%, 3/1/2028	100,000	100,094
City of Garland TX Electric Utility System Revenue:
4.00%, 3/1/2049	490,000	456,325
5.00%, 3/1/2044	700,000	761,022
Security Description	Principal Amount	Value
Clifton Higher Education Finance Corp. Revenue:
Series D, 5.25%, 8/15/2027	$ 530,000	$ 540,469
Series D, 5.25%, 8/15/2028	1,000,000	1,015,695
Series D, 6.13%, 8/15/2048	3,010,000	3,067,212
Clifton, TX, Higher Education Finance Corp. Educational Revenue:
Series A, 3.95%, 12/1/2032	115,000	111,061
Series A, 4.35%, 12/1/2042	290,000	277,566
Dallas County, TX, Flood Control District No. 1, General Obligation 5.00%, 4/1/2028 (c)	500,000	501,712
Decatur, TX, Hospital Authority Revenue:
Series A, 6.63%, 9/1/2031	280,000	293,490
Series A-REF, 5.25%, 9/1/2029	335,000	346,124
El Paso County Hospital District 5.00%, 8/15/2039	690,000	701,472
El Paso County, TX, Hospital District, General Obligation:
4.00%, 8/15/2036	200,000	195,195
4.00%, 8/15/2038	200,000	193,283
5.00%, 8/15/2037	200,000	212,896
Grand Parkway Transportation Corp. 4.00%, 10/1/2045	880,000	849,093
Grand Parkway Transportation Corp. Revenue:
3.00%, 10/1/2050	1,000,000	736,286
4.00%, 10/1/2038	715,000	724,930
Gulf Coast, TX, Industrial Development Authority Revenue AMT, 4.88%, 5/1/2025	650,000	641,963
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue 5.00%, 11/15/2027	890,000	996,202
Harris County, TX, Improvement District No. 18, General Obligation 3.38%, 9/1/2041	120,000	109,248
Harris County-Houston, TX, Sports Authority Revenue:
Series A, 3.13%, 11/15/2056 (a)	510,000	377,919
Series H, Zero Coupon, 11/15/2036 (a)	105,000	49,305
Series H, Zero Coupon, 11/15/2040 (a)	420,000	149,315
Series H, 0.01%, 11/15/2041 (a)	1,065,000	353,074

See accompanying notes to financial statements.
96

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Houston, TX, Airport System Revenue:
AMT, 4.00%, 7/15/2041	$ 965,000	$ 821,973
AMT, 5.00%, 7/15/2027	2,500,000	2,535,026
Series A, AMT, 5.00%, 7/1/2027	3,860,000	3,914,748
Series A, AMT, 6.50%, 7/15/2030	300,000	301,400
Series B-1, AMT, 5.00%, 7/15/2035	3,000,000	2,949,247
Series C, AMT, 5.00%, 7/15/2027	1,500,000	1,521,015
Series D, 5.00%, 7/1/2029	115,000	127,208
Series D, 5.00%, 7/1/2035	500,000	538,007
Love Field Airport Modernization Corp. AMT, 5.00%, 11/1/2028	6,000,000	6,052,400
Lower Colorado River Authority 5.00%, 5/15/2031	595,000	669,983
Lower Colorado, TX, River Authority Revenue:
5.00%, 5/15/2032	750,000	838,284
5.00%, 5/15/2037	550,000	604,404
5.00%, 5/15/2038	735,000	805,902
5.00%, 5/15/2039	805,000	819,511
5.00%, 5/15/2040	500,000	545,425
5.00%, 5/15/2041	810,000	880,921
Matagorda County, TX, Navigation District No. 1, Revenue Series A, 4.40%, 5/1/2030 (a)	495,000	512,502
Mesquite, TX, Health Facility Development Corp. Revenue 5.13%, 2/15/2042 (e)	1,600,000	1,328,000
Mission, TX, Economic Development Corp. Revenue:
AMT, 4.63%, 10/1/2031 (c)	3,000,000	3,048,859
AMT, 7.75%, 1/1/2045 (c) (e)	923,652	73,892
New Hope, Cultural Education Facilities Corp. Revenue:
2.00%, 11/15/2061 (b)	1,215,000	657,774
5.00%, 11/15/2031	850,000	922,252
5.00%, 11/15/2036	1,100,000	1,193,503
5.00%, 1/1/2047	500,000	482,880
5.50%, 1/1/2049	1,000,000	875,544
7.50%, 11/15/2037	45,000	38,378
Series A, 5.00%, 7/1/2047	1,000,000	850,000
Series A, 5.38%, 11/15/2036	500,000	464,703
Series A, 5.50%, 7/1/2045	250,000	215,063
Series A, 5.50%, 7/1/2054	100,000	83,470
Series A-1, 5.25%, 1/1/2042	2,500,000	2,210,259
Series A-1, 5.50%, 1/1/2057	4,375,000	3,723,455
New York City, NY, Transportation Development Corp. Revenue Series A, 5.13%, 8/15/2047	1,375,000	1,200,557
Security Description	Principal Amount	Value
North Fort Bend Water Authority Revenue Series A, 4.00%, 12/15/2038	$ 880,000	$ 898,720
North Fort Bend Water Authority System Revenue Series A, 4.00%, 12/15/2040	750,000	758,225
North Texas Tollway Authority Series A, 4.00%, 1/2/2038	600,000	605,790
North Texas Tollway Authority Revenue:
Zero Coupon, 1/1/2036 (a)	510,000	298,095
Zero Coupon, 1/1/2038 (a)	590,000	309,897
0.01%, 1/1/2029 (a)	315,000	254,671
4.00%, 1/1/2037	500,000	504,257
4.00%, 1/1/2038	595,000	592,918
4.25%, 1/1/2049	850,000	853,203
Series A, 3.00%, 1/1/2037	500,000	440,721
Series B, 3.00%, 1/1/2046	1,000,000	791,829
Series B, 4.00%, 1/1/2040	450,000	443,921
Series B, 4.00%, 1/1/2041	500,000	491,318
Series I, 6.20%, 1/1/2042 (a)	180,000	197,935
Port of Beaumont Navigation District Revenue:
AMT, 3.00%, 1/1/2050 (c)	1,500,000	979,473
AMT, 4.00%, 1/1/2050 (c)	1,275,000	1,044,466
Pottsboro, TX, Higher Education Finance Corp., Education Revenue Series A, 5.00%, 8/15/2036	300,000	296,101
Red River Education Finance Corp., TX, Revenue 5.00%, 6/1/2046	10,000	10,294
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue:
Series A, 7.50%, 11/15/2034	1,000,000	1,115,872
Series A, 8.00%, 11/15/2049	385,000	433,528
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue Series A, 7.75%, 11/15/2044	1,250,000	1,401,968
SA Energy Acquisition Public Facility Corp., Revenue:
5.50%, 8/1/2025	205,000	217,772
5.50%, 8/1/2027	150,000	162,821
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue:
4.00%, 5/15/2027	500,000	487,042
5.00%, 10/1/2044	200,000	202,184
5.25%, 11/15/2047 (e)	110,000	44,000
6.38%, 2/15/2041 (e)	450,000	297,000
6.75%, 11/15/2047	1,400,000	1,454,908
6.75%, 11/15/2052	300,000	311,124
Series A, 5.00%, 11/15/2037	445,000	464,682

See accompanying notes to financial statements.
97

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series B, 4.00%, 11/15/2025 (e)	$ 235,000	$ 94,000
Series B, 4.50%, 11/15/2036 (e)	190,000	76,000
Series B, 5.00%, 11/15/2046	200,000	206,665
Texas State, Municipal Power Agency Revenue 3.00%, 9/1/2046 (a)	1,000,000	802,354
Texas State, Municipal Gas Acquisition & Supply Corp. I Revenue Series D, 6.25%, 12/15/2026	185,000	197,874
Texas State, Private Activity Bond Surface Transportation Corp. Revenue:
AMT, 5.00%, 12/31/2040	780,000	789,470
AMT, 5.00%, 12/31/2045	350,000	352,683
AMT, 5.00%, 12/31/2055	490,000	492,185
AMT, 5.00%, 6/30/2058	1,000,000	990,097
AMT, 6.75%, 6/30/2043	2,520,000	2,593,287
AMT, 7.00%, 12/31/2038	225,000	232,584
Series A, 5.00%, 12/31/2035	830,000	860,890
Texas State, Turnpike System Revenue:
Series C, 5.00%, 8/15/2034	500,000	511,715
Series C, 5.00%, 8/15/2037	500,000	510,651
Westlake Town, TX, Special Assessment:
6.13%, 9/1/2035	395,000	367,154
6.25%, 9/1/2040	370,000	339,198
6.38%, 9/1/2045	505,000	460,502
Woodloch Health Facilities Development Corp., TX, Revenue Series A1, 6.75%, 12/1/2051 (c) (e)	2,000,000	1,240,000
		95,836,958
U. S. VIRGIN ISLANDS — 0.3%
Matching Fund Special Purpose Securitization Corp.:
Series A, Class A, 5.00%, 10/1/2030	1,565,000	1,608,606
Series A, Class A, 5.00%, 10/1/2039	1,550,000	1,562,370
Virgin Islands Public Finance Authority Revenue:
Series A, 5.00%, 7/1/2031	1,435,000	1,319,038
Series C, 5.00%, 10/1/2030	1,000,000	965,413
		5,455,427
UTAH — 0.6%
Box Elder County, UT, Solid Waste Disposal Revenue Series A, AMT, 8.00%, 12/1/2039 (c) (e)	320,000	228,650
Security Description	Principal Amount	Value
City of Salt Lake City UT Airport Revenue Series A, Class A, AMT, 5.00%, 7/1/2043	$ 1,000,000	$ 1,041,333
Military Installation Development Authority Revenue:
4.00%, 6/1/2041	1,600,000	1,267,445
Series A-1, 4.00%, 6/1/2052	1,000,000	754,932
Series A-2, 4.00%, 6/1/2052	5,000,000	3,633,936
Salt Lake City Corp., Airport Revenue Series A, AMT, 5.00%, 7/1/2028	150,000	162,577
UIPA Crossroads Public Infrastructure District, Tax Allocation 4.38%, 6/1/2052 (c)	3,000,000	2,425,047
Utah Infrastructure Agency Revenue 4.00%, 10/15/2036	1,000,000	884,399
		10,398,319
VERMONT — 0.1%
University of Vermont and State Agricultural College 5.00%, 10/1/2049	650,000	701,809
Vermont Educational & Health Buildings Financing Agency Revenue 5.00%, 12/1/2046	835,000	860,762
Vermont State, Economic Development Authority Revenue Series A, 5.00%, 5/1/2047	1,000,000	935,222
		2,497,793
VIRGINIA — 1.2%
Amherst, VA, Industrial Development Authority Revenue 5.00%, 9/1/2026	90,000	86,726
Arlington County Industrial Development Authority Revenue 5.00%, 7/1/2031	500,000	547,303
Cherry Hill, VA, Community Development Authority, Special Assessment 5.40%, 3/1/2045 (c)	335,000	335,384
Chesapeake, VA, Chesapeake Expressway Toll Road Revenue Series A, 5.00%, 7/15/2047	50,000	50,045
City of Hopewell VA Sewer System Revenue Series A, 5.00%, 7/15/2042	300,000	300,640

See accompanying notes to financial statements.
98

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Danville, VA, Industrial Development Authority Revenue Series A, 5.00%, 10/1/2047	$ 385,000	$ 334,780
Farms New Kent Community Development Authority, Special Assessment Series B, Zero Coupon, 3/1/2036 (c)	2,350,000	1,023,239
Farmville Industrial Development Authority Revenue Series A, 5.00%, 1/1/2059	1,000,000	972,217
Hanover County Economic Development Authority Revenue Series A, 4.50%, 7/1/2030	250,000	250,000
Henrico County, VA, Economic Development Authority Revenue Series C, 5.00%, 12/1/2047	1,000,000	1,012,702
Lexington, VA, Industrial Development Authority Revenue 4.00%, 1/1/2031	10,000	9,355
Lower Magnolia, VA, Green Community Development Authority, Special Assessment 5.00%, 3/1/2035 (c)	975,000	964,134
Newport News, VA, Economic Development Authority Revenue 5.00%, 12/1/2038	755,000	767,480
Norfolk, VA, Redevelopment & Housing Authority Revenue 5.38%, 1/1/2035	250,000	251,760
Peninsula Town Center, VA, Community Development Authority Revenue 5.00%, 9/1/2037 (c)	1,950,000	1,850,675
Tobacco Settlement Financing Corp., NJ, Revenue Series A, 5.00%, 6/1/2029	175,000	187,672
Tobacco Settlement Financing Corp., VA, Revenue:
Series B1, 5.00%, 6/1/2047	4,435,000	4,421,741
Series C-1ST SUB, 0.01%, 6/1/2047	3,060,000	781,022
Virginia State, College Building Authority Revenue Series A, 5.00%, 7/1/2030 (c)	875,000	881,023
Virginia State, Small Business Financing Authority Revenue:
4.00%, 12/1/2041	2,000,000	1,785,398
AMT, 5.00%, 12/31/2047	1,140,000	1,182,542
AMT, 5.00%, 12/31/2052	335,000	340,460
5.25%, 10/1/2029	1,000,000	1,065,830
Series C, 5.00%, 6/1/2047	1,000,000	1,013,038
		20,415,166
Security Description	Principal Amount	Value
WASHINGTON — 1.9%
Klickitat County, WA, Public Utility District No. 1 Revenue Series A, 5.00%, 12/1/2032	$ 400,000	$ 424,291
Pend Oreille County, WA, Public Utility District No. 1 Box Canyon Revenue 5.00%, 1/1/2044	215,000	219,876
Port of Seattle WA AMT, 4.00%, 8/1/2035	550,000	540,061
Port of Seattle, WA, Airport Authority Revenue Series C, AMT, 5.00%, 5/1/2031	130,000	140,413
Port of Seattle, WA, Industrial Development Corp. Revenue AMT, 5.00%, 4/1/2030	3,000,000	3,012,013
Tacoma, WA, Consolidated Local Improvement Districts, Special Assessment 5.75%, 4/1/2043	200,000	186,090
Washington Higher Education Facilities Authority 5.00%, 10/1/2045	815,000	838,176
Washington State Convention Center Public Facilities District Revenue:
3.00%, 7/1/2034	1,000,000	856,450
3.00%, 7/1/2048	1,000,000	690,471
3.00%, 7/1/2058	1,810,000	1,162,965
4.00%, 7/1/2032	2,695,000	2,649,306
4.00%, 7/1/2034	320,000	308,800
4.00%, 7/1/2048	1,010,000	877,106
4.00%, 7/1/2058	1,685,000	1,442,621
5.00%, 7/1/2058	170,000	172,552
Washington State, Economic Development Finance Authority Revenue:
AMT, 7.25%, 1/1/2032 (c) (e)	100,000	65,000
AMT, 7.50%, 1/1/2032 (c) (e)	260,000	169,000
Series S, AMT, 7.50%, 1/1/2032 (c) (e)	495,000	321,750
Series S, AMT, 12.00%, 1/1/2033 (c)	160,000	119,197
Washington State, Health Care Facilities Authority Revenue:
4.00%, 7/1/2036	630,000	599,233
4.00%, 7/1/2042	200,000	188,011
5.00%, 9/1/2045	895,000	938,372
Washington State, Housing Finance Commission Revenue:
5.00%, 7/1/2046 (c)	1,520,000	1,368,970
5.00%, 1/1/2051 (c)	3,000,000	2,361,539
5.00%, 7/1/2051 (c)	1,250,000	1,097,782
5.00%, 1/1/2056 (c)	4,285,000	3,303,495
Series A, 5.00%, 1/1/2031 (c)	100,000	98,776

See accompanying notes to financial statements.
99

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series A, 5.00%, 1/1/2044 (c)	$ 605,000	$ 556,414
Series A, 5.00%, 1/1/2046 (c)	1,000,000	908,785
Series A, 5.00%, 1/1/2051 (c)	820,000	733,258
Series A, 5.00%, 7/1/2051 (c)	1,000,000	897,362
Series A, 5.00%, 1/1/2055 (c)	2,200,000	1,940,983
Series A, 7.00%, 7/1/2045 (c)	1,345,000	1,391,675
Series A, 7.00%, 7/1/2050 (c)	500,000	516,659
		31,097,452
WEST VIRGINIA — 0.4%
Glenville, State College Revenue 5.25%, 6/1/2047	750,000	671,488
Monongalia County, WV, Building Commission Special District Revenue 4.00%, 7/1/2035	390,000	368,801
Monongalia County, WV, Commission Special District Revenue Series A, 5.50%, 6/1/2037 (c)	225,000	228,559
Ohio County Development Authority Revenue 5.00%, 9/1/2048	1,000,000	752,777
West Virginia Economic Development Authority Revenue AMT, VRN, 5.00%, 7/1/2045 (b)	2,250,000	2,287,851
West Virginia Hospital Finance Authority Revenue 5.00%, 1/1/2043	1,515,000	1,529,877
West Virginia State, Commissioner of Highways Revenue Series A-, 5.00%, 9/1/2029	120,000	133,001
		5,972,354
WISCONSIN — 3.3%
City of Milwaukee WI:
Series N3, 5.00%, 4/1/2025	1,000,000	1,072,464
Series N-4, 5.00%, 4/1/2029	1,050,000	1,184,371
Mount Pleasant, WI, Tax Allocation Series A, 5.00%, 4/1/2048	650,000	689,129
Public Finance Authority 4.00%, 6/1/2035	500,000	480,074
Public Finance Authority Revenue:
AMT, 4.00%, 8/1/2035	940,000	816,904
AMT, 4.00%, 7/1/2041	2,595,000	2,125,147
AMT, 4.25%, 7/1/2054	5,500,000	4,227,488
4.50%, 6/1/2056 (c)	2,750,000	2,051,141
5.00%, 9/1/2030 (c)	400,000	394,188
5.00%, 3/1/2037 (c)	625,000	601,699
5.00%, 9/1/2039 (c)	770,000	689,672
5.00%, 1/1/2042 (c)	100,000	93,274
5.00%, 12/1/2055 (c)	2,000,000	1,862,218
Security Description	Principal Amount	Value
5.00%, 1/1/2056 (c)	$ 265,000	$ 232,777
5.00%, 2/1/2062	2,000,000	2,004,555
5.25%, 3/1/2035 (c)	750,000	769,960
5.25%, 5/15/2052 (c)	1,300,000	1,165,208
5.63%, 2/1/2046 (c)	1,665,000	1,607,982
5.88%, 4/1/2045	530,000	548,678
5.88%, 6/15/2047 (c)	800,000	742,351
6.00%, 2/1/2062 (c)	2,000,000	1,944,197
6.75%, 12/1/2042 (c)	2,000,000	1,802,078
7.00%, 12/1/2050 (c)	3,000,000	2,714,875
Series A, 5.00%, 11/15/2024 (c)	325,000	327,633
Series A, 5.00%, 10/1/2034 (c)	1,355,000	1,389,634
Series A, 5.00%, 6/15/2037 (c)	425,000	412,792
Series A, 5.00%, 6/15/2046 (c)	1,000,000	794,589
Series A, 5.00%, 6/15/2049 (c)	310,000	281,479
Series A, 5.13%, 6/1/2048 (c)	350,000	344,800
Series A, 5.25%, 3/1/2045 (c)	1,000,000	954,072
Series A, 5.25%, 3/1/2055 (c)	1,810,000	1,687,234
Series A, 5.35%, 12/1/2045	1,000,000	1,031,208
Series A, 5.38%, 7/15/2047 (c)	500,000	508,236
Series A, 6.00%, 7/15/2042	250,000	250,144
Series A, 6.50%, 9/1/2048	480,000	358,798
Series A, 6.75%, 8/1/2031 (c)	980,000	807,477
Series A-, 5.51%, 6/1/2037 (b)	1,000,000	1,072,733
Series A1, 6.25%, 1/1/2038 (c)	500,000	307,500
Series A1, 6.38%, 1/1/2048 (c)	925,000	568,875
Series B, Zero Coupon, 1/1/2060 (c)	4,000,000	269,151
Series B, Zero Coupon, 1/1/2067 (c)	920,000	7,633
Series B, 3.75%, 7/1/2051 (b) (c) (e)	2,075,993	1,049,250
Series S, 6.25%, 10/1/2031 (c)	200,000	179,342
Wisconsin Center District Revenue Series D, Zero Coupon, 12/15/2060	1,000,000	165,797
Wisconsin Health & Educational Facilities Authority:
4.25%, 7/1/2033	1,250,000	962,079
5.00%, 11/15/2025	795,000	840,456
Wisconsin Health & Educational Facilities Authority Revenue:
2.83%, 11/1/2028	130,000	116,466
3.13%, 12/15/2049	850,000	642,906
4.00%, 1/1/2047	600,000	485,231
5.00%, 11/15/2026	565,000	595,341

See accompanying notes to financial statements.
100

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
5.00%, 8/1/2032	$ 50,000	$ 46,330
5.00%, 8/1/2037	150,000	132,125
5.00%, 8/1/2039	1,100,000	954,798
5.00%, 11/1/2039	1,000,000	965,096
5.00%, 11/1/2046	1,250,000	1,163,467
5.00%, 7/1/2048	790,000	557,941
5.00%, 7/1/2053	4,500,000	3,069,945
5.50%, 5/1/2034	350,000	335,811
3.50%, 7/1/2040	100,000	89,408
4.00%, 7/1/2046	335,000	307,020
Series A, 4.00%, 7/1/2048	425,000	348,040
Series A, 4.13%, 7/1/2053	595,000	486,060
Series A, 5.00%, 7/1/2038	500,000	501,609
Series A, 5.00%, 9/15/2050	500,000	517,824
Series A, 5.25%, 8/1/2048	100,000	90,659
Series B, 5.00%, 2/15/2042	150,000	154,950
		55,952,369
TOTAL MUNICIPAL BONDS & NOTES (Cost $1,789,707,678)		1,608,664,231
	Shares
SHORT-TERM INVESTMENT — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (h) (i) (Cost $42,433,417)	42,433,417	42,433,417
TOTAL INVESTMENTS — 99.0% (Cost $1,832,141,095)		1,651,097,648
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		16,935,509
NET ASSETS — 100.0%		$ 1,668,033,157
(a)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	1.8%
National Public Finance Guaranty Corp.	1.2%
Build America Mutual Assurance Company	0.4%
Ambac Financial Group	0.2%
Assured Guaranty Corp.	0.2%
XL Capital Assurance Inc.	0.0% (g)

(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 21.3% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2022, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(g)	Bond is insured by XL Capital Assurance Inc., representing less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2022.
AMT	Alternative Minimum Tax
VRN	Variable Rate Note

See accompanying notes to financial statements.
101

SPDR NUVEEN BLOOMBERG HIGH YIELD MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$1,608,664,231	$ 0(a)	$1,608,664,231
Short-Term Investment	42,433,417	—	—	42,433,417
TOTAL INVESTMENTS	$42,433,417	$1,608,664,231	$ 0	$1,651,097,648
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2022.

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,746,897	$9,746,897	$259,345,177	$226,658,657	$—	$—	42,433,417	$42,433,417	$61,595

See accompanying notes to financial statements.
102

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.7%
ALABAMA — 0.7%
Alabama Highway Finance Corp. Revenue 5.00%, 8/1/2039	$ 580,000	$ 642,927
Alabama Public School & College Authority Revenue:
Series A, 5.00%, 11/1/2028	545,000	622,874
Series A, 5.00%, 11/1/2030	560,000	649,569
Alabama, Federal Aid Highway Finance Authority Revenue:
Series A, 5.00%, 9/1/2024	100,000	106,303
Series A, 5.00%, 9/1/2025	1,025,000	1,114,379
Series A, 5.00%, 9/1/2029	525,000	592,693
Series A, 5.00%, 9/1/2030	190,000	214,498
Series A, 5.00%, 9/1/2036	1,290,000	1,456,332
Series B, 5.00%, 9/1/2025	465,000	505,547
Series B, 5.00%, 9/1/2026	500,000	554,634
Alabama, Public School and College Authority Revenue:
Series A, 4.00%, 11/1/2040	1,465,000	1,469,157
Series A, 5.00%, 11/1/2022	730,000	738,579
Alabama, State General Obligation Series C, 5.00%, 8/1/2027	110,000	121,351
Auburn, AL, University Revenue:
Series A, 4.00%, 6/1/2032	300,000	307,019
Series A, 5.00%, 6/1/2027	195,000	212,881
Series A, 5.00%, 6/1/2028	260,000	283,033
Series A, 5.00%, 6/1/2037	2,310,000	2,527,323
Series A, 5.00%, 6/1/2038	1,455,000	1,589,097
Series A, 5.00%, 6/1/2043	2,595,000	2,812,225
Birmingham, AL, Waterworks Board Revenue:
Series A, 4.00%, 1/1/2037	235,000	235,704
Series A, 4.00%, 1/1/2038	145,000	145,232
Series A, 5.00%, 1/1/2032	100,000	111,600
Series A, 5.00%, 1/1/2042	255,000	273,214
Series B, 3.00%, 1/1/2043	165,000	169,846
Series B, 4.00%, 1/1/2036	250,000	268,166
Series B, 5.00%, 1/1/2030	750,000	836,999
City of Homewood, AL, General Obligation 5.00%, 9/1/2041	315,000	349,420
Jefferson, AL, General Obligation Series A, 5.00%, 4/1/2023	1,290,000	1,321,808
Jefferson, AL, Revenue 4.00%, 9/15/2036	2,500,000	2,514,753
Montgomery, AL, Water Works & Sanitary Sewer Board Revenue Series A, 4.00%, 9/1/2044	740,000	741,861
Tuscaloosa, AL, Board of Education Revenue 5.00%, 8/1/2041	755,000	836,129
Security Description	Principal Amount	Value
University of Alabama, AL, General Revenue:
Series A, 4.00%, 7/1/2035	$ 500,000	$ 516,052
Series B, 3.00%, 7/1/2034	1,050,000	991,381
		25,832,586
ALASKA — 0.0% (a)
Alaska, State General Obligation:
Series A, 5.00%, 8/1/2031	90,000	96,811
Series B, 5.00%, 8/1/2026	245,000	265,357
Anchorage, AK, Water Revenue:
Series B, 5.00%, 5/1/2036	250,000	272,828
Series B, 5.00%, 5/1/2037	500,000	544,951
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	215,000	232,097
		1,412,044
ARIZONA — 1.3%
Arizona Board of Regents Authority Revenue:
4.00%, 7/1/2040	500,000	505,835
Series A, 5.00%, 7/1/2036	625,000	702,188
Series A, 5.00%, 7/1/2041	750,000	829,174
Series A, 5.00%, 7/1/2043	710,000	780,969
Series C, 5.00%, 7/1/2028	1,000,000	1,129,964
Series C, 5.00%, 7/1/2029	1,750,000	2,002,726
Arizona State Transportation Board Revenue 5.00%, 7/1/2025	200,000	216,240
Arizona, Board of Regents, University System Revenue:
5.00%, 6/1/2028	205,000	224,358
5.00%, 6/1/2029	420,000	457,697
5.00%, 6/1/2032	385,000	415,686
5.00%, 6/1/2033	270,000	291,209
5.00%, 6/1/2038	230,000	246,045
Class A, 5.00%, 6/1/2042	665,000	736,010
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2024	170,000	177,987
5.00%, 1/1/2039	525,000	573,373
Series A, 5.00%, 1/1/2029	575,000	635,230
Series A, 5.00%, 12/1/2034	300,000	318,391
Arizona, State Certificate Participation 5.00%, 9/1/2022	100,000	100,572
Arizona, State Transportation Board, Highway Revenue:
5.00%, 7/1/2027	310,000	340,877
5.00%, 7/1/2028	395,000	432,924
5.00%, 7/1/2031	350,000	367,051
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2023	415,000	428,410
5.00%, 7/1/2024	125,000	132,265

See accompanying notes to financial statements.
103

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Arizona, State University Revenue:
Series A, 5.00%, 7/1/2040	$ 3,000,000	$ 3,302,421
Series C, 5.00%, 7/1/2042	390,000	414,464
Series D, 5.00%, 7/1/2041	200,000	210,247
Arizona, Transportation Board Revenue 5.00%, 7/1/2026	150,000	165,121
Arizona, Water Infrastructure Finance Authority Revenue Series A, 5.00%, 10/1/2029	150,000	159,773
City of Bullhead AZ Excise Taxes Revenue 2.55%, 7/1/2046	750,000	517,507
City of Mesa AZ Utility System Revenue:
3.00%, 7/1/2044	1,665,000	1,362,581
4.00%, 7/1/2043	500,000	488,060
5.00%, 7/1/2045	750,000	838,038
Maricopa County Unified School District No 4 Mesa, Genaral Obligation:
Series E, 5.00%, 7/1/2025	1,000,000	1,079,690
Series E, 5.00%, 7/1/2026	1,100,000	1,210,887
Maricopa County, AZ, Special Health Care District, General Obligation:
4.00%, 7/1/2038	430,000	435,243
5.00%, 7/1/2023	925,000	954,150
5.00%, 7/1/2028	2,935,000	3,297,420
5.00%, 7/1/2029	730,000	827,967
Series D, 4.00%, 7/1/2035	1,665,000	1,725,014
Maricopa, AZ, Community College District, General Obligation 5.00%, 7/1/2023	230,000	237,547
Maricopa, AZ, High School District No. 210-Phoenix, General Obligation:
5.00%, 7/1/2030	510,000	567,256
5.00%, 7/1/2036	900,000	985,149
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2024	160,000	169,331
5.00%, 7/1/2026	100,000	110,081
5.00%, 7/1/2029	455,000	499,229
5.00%, 7/1/2045	2,860,000	3,172,405
Series A, 5.00%, 7/1/2026	235,000	253,940
Series A, 5.00%, 7/1/2037	390,000	430,521
Series A, 5.00%, 7/1/2040	855,000	948,167
Series B, 5.00%, 7/1/2024	3,000,000	3,175,559
Series B, 5.00%, 7/1/2026	55,000	58,075
Series B, 5.00%, 7/1/2037	500,000	536,983
Phoenix, AZ, General Obligation:
4.00%, 7/1/2026	460,000	490,759
5.00%, 7/1/2025	205,000	221,955
5.00%, 7/1/2026	300,000	331,447
Security Description	Principal Amount	Value
Regional, AZ, Public Transportation Authority Revenue 5.25%, 7/1/2025	$ 100,000	$ 106,236
Scottsdale, AZ, General Obligation 4.00%, 7/1/2024	200,000	207,982
State of Arizona Series A, COPs, ETM, 5.00%, 10/1/2026	580,000	644,424
Town of Queen Creek AZ Excise Tax Revenue 4.00%, 8/1/2045	2,385,000	2,325,674
University of Arizona, Reveune Series B, 5.00%, 6/1/2042	490,000	520,288
		45,026,772
ARKANSAS — 0.2%
City of Rogers AR Sales & Use Tax Authority, Revenue Series B, 3.88%, 11/1/2039	350,000	349,334
Fayetteville,AZ,Capital Improvement Corp., Sales & Tax Revenue Series A, 5.00%, 11/1/2026	570,000	628,647
Little Rock School District, General Obligation:
Series A, 2.00%, 2/1/2039	2,000,000	1,465,122
Series A, Class A, 2.13%, 2/1/2042	735,000	526,037
Series A, 2.25%, 2/1/2044	1,310,000	934,618
Springdale, AR, Sales & Use Tax Revenue 5.00%, 4/1/2037	1,170,000	1,222,963
University of Arkansas, Revenue:
Class A, 5.00%, 12/1/2045	750,000	810,444
Series A, 5.00%, 9/15/2035	470,000	508,029
		6,445,194
CALIFORNIA — 18.8%
Alameda, CA, Unified School District, General Obligation:
Series A, 5.00%, 8/1/2039	500,000	529,154
Series D, 2.00%, 8/1/2043	1,400,000	926,662
Series E, 4.00%, 8/1/2042	3,035,000	2,998,541
Anaheim, Redevelopment Successor Agency, Tax Allocation Series A, 5.00%, 2/1/2029	2,015,000	2,257,580
Antelope Valley Community College District, General Obligation 4.00%, 8/1/2045	3,650,000	3,612,606
Arcadia, CA, Unified School District, General Obligation:
3.25%, 8/1/2036	365,000	358,664
3.25%, 8/1/2037	240,000	234,766

See accompanying notes to financial statements.
104

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Bakersfield, CA, Wastewater Revenue Series A, 5.00%, 9/15/2025	$ 150,000	$ 162,632
Bay Area, CL, Toll Authority Revenue:
VRN, 2.00%, 4/1/2056 (b)	1,000,000	940,842
4.00%, 4/1/2038	540,000	540,886
Beverly Hills, CA, Unified School District, General Obligation Series A, 3.00%, 8/1/2040	1,285,000	1,143,029
California Educational Facilities Authority Revenue 5.00%, 10/1/2041	525,000	578,241
California Infrastructure & Economic Development Bank Revenue 4.00%, 4/1/2025	1,000,000	1,049,048
California State Public Works Board Revenue:
3.00%, 5/1/2032	655,000	618,263
4.00%, 11/1/2035	500,000	506,323
4.00%, 11/1/2038	500,000	496,389
5.00%, 9/1/2029	530,000	586,615
5.00%, 11/1/2034	655,000	748,880
Series A, 5.00%, 2/1/2026	1,000,000	1,094,126
Series B, 4.00%, 5/1/2037	850,000	845,592
Series B, 4.00%, 5/1/2038	670,000	665,267
Series B, 4.00%, 5/1/2040	1,750,000	1,732,527
Series B, 4.00%, 5/1/2046	800,000	780,105
Series B, 5.00%, 5/1/2025	950,000	1,023,545
Series B, 5.00%, 10/1/2025	750,000	815,122
Series B, 5.00%, 5/1/2028	1,245,000	1,412,927
Series B, 5.00%, 10/1/2028	1,300,000	1,446,349
Series C, 5.00%, 11/1/2031	855,000	968,225
Series C, 5.00%, 11/1/2032	975,000	1,100,381
Series C, 5.00%, 11/1/2034	2,580,000	2,879,402
Series C, 5.00%, 11/1/2044	800,000	874,794
Series D, 5.00%, 11/1/2046	650,000	722,291
California State University Revenue 5.00%, 11/1/2025	520,000	565,939
California, Bay Area Toll Authority Revenue:
2.00%, 4/1/2053 (b)	350,000	345,629
2.13%, 4/1/2053 (b)	575,000	561,773
4.00%, 4/1/2034	555,000	568,463
5.00%, 4/1/2023	535,000	548,392
5.00%, 4/1/2024	250,000	263,159
Series A, 2.63%, 4/1/2045 (b)	3,260,000	3,219,139
California, Bay Area Toll Authority, Toll Bridge Revenue 4.00%, 4/1/2042	125,000	124,350
California, East Bay Municipal Utility District, Water System Revenue Series B, 5.00%, 6/1/2030	5,000,000	5,549,591
Security Description	Principal Amount	Value
California, Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2025	$ 295,000	$ 321,581
5.00%, 10/1/2026	150,000	166,726
5.00%, 10/1/2028	490,000	535,622
5.00%, 10/1/2029	115,000	129,822
5.00%, 11/1/2030	3,100,000	3,556,204
5.00%, 10/1/2031	410,000	451,304
5.00%, 10/1/2032	285,000	312,986
California, Municipal Finance Authority Revenue:
4.00%, 1/1/2043	3,250,000	3,512,752
Series A, 5.00%, 6/1/2042	1,525,000	1,629,502
California, State Department of Water Resources Center Valley Project Revenue:
Series AW, 5.00%, 12/1/2028	330,000	364,553
Series AW, 5.00%, 12/1/2029	785,000	865,882
Series AW, 5.00%, 12/1/2032	255,000	285,263
Series AX, 5.00%, 12/1/2028	665,000	746,908
Series AX, 5.00%, 12/1/2029	300,000	335,535
Series AX, 5.00%, 12/1/2032	100,000	110,210
Series BA, 5.00%, 12/1/2022	740,000	750,708
Series BB, 5.00%, 12/1/2035	1,580,000	1,803,251
California, State General Obligation:
3.00%, 3/1/2026	1,170,000	1,193,009
3.00%, 3/1/2028	525,000	534,034
3.00%, 10/1/2034	3,045,000	2,744,673
3.00%, 10/1/2035	1,740,000	1,549,960
3.00%, 11/1/2035	850,000	757,204
3.00%, 10/1/2036	2,670,000	2,325,138
3.00%, 10/1/2037	2,760,000	2,410,989
3.00%, 11/1/2041	1,300,000	1,089,909
3.00%, 12/1/2046	1,600,000	1,278,356
3.50%, 8/1/2027	875,000	902,268
4.00%, 4/1/2023	1,125,000	1,145,772
4.00%, 11/1/2023	160,000	164,819
4.00%, 10/1/2024	250,000	260,842
4.00%, 9/1/2025	250,000	263,896
4.00%, 3/1/2029	550,000	596,836
4.00%, 8/1/2033	205,000	208,718
4.00%, 10/1/2034	500,000	510,835
4.00%, 11/1/2035	500,000	505,074
4.00%, 3/1/2036	2,300,000	2,318,782
4.00%, 10/1/2036	3,805,000	3,837,522
4.00%, 11/1/2036	30,000	30,178
4.00%, 10/1/2037	2,600,000	2,618,968
4.00%, 11/1/2037	500,000	503,982
4.00%, 11/1/2038	510,000	513,191
4.00%, 11/1/2039	3,145,000	3,160,721
4.00%, 10/1/2041	645,000	646,611
4.00%, 10/1/2044	2,330,000	2,320,147
5.00%, 8/1/2022	100,000	100,288
5.00%, 9/1/2022	250,000	251,533

See accompanying notes to financial statements.
105

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
5.00%, 11/1/2022	$ 1,110,000	$ 1,123,772
5.00%, 8/1/2023	600,000	621,547
5.00%, 9/1/2023	3,025,000	3,141,046
5.00%, 11/1/2023	1,395,000	1,455,173
5.00%, 4/1/2024	4,765,000	5,023,369
5.00%, 8/1/2024	325,000	344,855
5.00%, 9/1/2024	435,000	462,511
5.00%, 10/1/2024	600,000	639,226
5.00%, 4/1/2025	1,585,000	1,708,187
5.00%, 8/1/2025	455,000	493,937
5.00%, 9/1/2025	235,000	255,567
5.00%, 10/1/2025	2,000,000	2,178,897
5.00%, 3/1/2026	110,000	118,130
5.00%, 8/1/2026	3,740,000	4,132,531
5.00%, 10/1/2026	2,190,000	2,432,317
5.00%, 11/1/2026	730,000	812,080
5.00%, 12/1/2026	3,000,000	3,342,665
5.00%, 4/1/2027	4,300,000	4,818,904
5.00%, 8/1/2027	2,415,000	2,669,162
5.00%, 9/1/2027	3,540,000	3,982,602
5.00%, 10/1/2027	670,000	734,369
5.00%, 11/1/2027	180,000	203,588
5.00%, 8/1/2028	845,000	934,900
5.00%, 9/1/2028	3,500,000	3,978,863
5.00%, 10/1/2028	3,645,000	4,170,175
5.00%, 11/1/2028	1,210,000	1,385,937
5.00%, 4/1/2029	2,275,000	2,620,253
5.00%, 8/1/2029	765,000	833,774
5.00%, 9/1/2029	760,000	834,148
5.00%, 10/1/2029	4,365,000	4,835,706
5.00%, 8/1/2030	500,000	546,246
5.00%, 9/1/2030	1,455,000	1,591,817
5.00%, 10/1/2030	650,000	749,843
5.00%, 11/1/2030	500,000	559,031
5.00%, 4/1/2031	4,065,000	4,710,339
5.00%, 3/1/2032	280,000	296,819
5.00%, 4/1/2032	1,420,000	1,615,625
5.00%, 8/1/2032	300,000	326,262
5.00%, 10/1/2032	1,250,000	1,463,569
5.00%, 11/1/2032	1,650,000	1,916,689
5.00%, 3/1/2033	2,520,000	2,892,736
5.00%, 4/1/2033	3,500,000	3,964,920
5.00%, 8/1/2033	860,000	932,061
5.00%, 9/1/2034	290,000	314,222
5.00%, 10/1/2034	155,000	163,665
5.00%, 11/1/2034	1,175,000	1,333,786
5.00%, 3/1/2035	2,815,000	3,195,696
5.00%, 8/1/2035	2,165,000	2,356,461
5.00%, 9/1/2035	740,000	800,017
5.00%, 10/1/2035	435,000	466,893
5.00%, 4/1/2036	1,550,000	1,731,073
5.00%, 8/1/2036	1,145,000	1,267,475
5.00%, 11/1/2036	1,150,000	1,277,004
5.00%, 10/1/2037	90,000	94,830
5.00%, 11/1/2037	1,530,000	1,671,047
Security Description	Principal Amount	Value
5.00%, 10/1/2039	$ 1,245,000	$ 1,326,107
5.00%, 4/1/2045	1,520,000	1,651,107
Series B, 5.00%, 8/1/2024	150,000	159,164
Series C, 5.00%, 9/1/2034	155,000	165,644
Campbell Union High School District, General Obligation:
Series B, 4.00%, 8/1/2037	500,000	534,568
Series B, 5.00%, 8/1/2036	150,000	166,304
Centinela Valley, CA, Union High School District, General Obligation Series B, 4.00%, 8/1/2050 (c)	100,000	96,718
Cerritos, CA, Community College District, General Obligation:
Series B, 4.00%, 8/1/2043	250,000	244,010
Series D, 2.38%, 8/1/2044	500,000	357,135
Chabot-Las Positas, CA, Community College District, General Obligation Series A, 4.00%, 8/1/2042	500,000	490,633
Chino Basin Regional Financing Authority, Revenue Series B, 4.00%, 11/1/2025	3,500,000	3,694,078
Chino Valley Unified School District, General Obligation Series B, 4.00%, 8/1/2045	2,500,000	2,426,980
City & County of San Francisco CA:
COPs, 3.00%, 4/1/2032	790,000	773,858
COPs, 4.00%, 4/1/2035	2,150,000	2,180,416
COPs, 4.00%, 4/1/2046	500,000	490,549
City & County of San Francisco CA, General Obligation 4.00%, 6/15/2042	2,675,000	2,697,878
City of Concord CA COPs, 2.13%, 4/1/2041	1,500,000	1,090,491
City of Los Angeles CA Wastewater System Revenue:
Series A, 5.00%, 6/1/2043	1,335,000	1,454,948
Series A, Class A, 5.00%, 6/1/2047	2,500,000	2,834,256
City of Los Angeles Department of Airports:
Series B, Class B, 5.00%, 5/15/2030	1,025,000	1,182,731
Series B, 5.00%, 5/15/2034	600,000	675,224
Series B, 5.00%, 5/15/2036	760,000	849,235
City of Los Angeles Department of Airports Revenue:
5.00%, 5/15/2037	775,000	860,104
Series B, 5.00%, 5/15/2032	750,000	862,609
Series B, 5.00%, 5/15/2045	1,120,000	1,222,139
City of San Jose, CA, General Obligation Series A-1, 5.00%, 9/1/2041	620,000	685,409

See accompanying notes to financial statements.
106

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Coast Community College District, General Obligation Series F, 0.01%, 8/1/2040	$ 2,715,000	$ 1,274,411
Coast, TX, Community College District, General Obligation Series F, 3.00%, 8/1/2038	500,000	450,588
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series B, 5.00%, 3/1/2028	3,000,000	3,335,669
Contra Costa, Community College District, General Obligation:
Series C, 2.00%, 8/1/2039	1,000,000	727,944
Series C, 3.00%, 8/1/2035	1,700,000	1,601,715
Series C, 3.00%, 8/1/2036	1,800,000	1,660,580
Series C, 3.00%, 8/1/2037	2,015,000	1,816,486
Coronado, Community Development Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 9/1/2026	2,665,000	2,880,921
Series A, 5.00%, 9/1/2033	2,010,000	2,122,622
Corona-Norco, CA, Unified School District, General Obligation Series B, 4.00%, 8/1/2043	150,000	146,406
Desert, CA, Community College District, General Obligation 5.00%, 8/1/2035	360,000	395,185
East Bay, CA, Municipal Utility District, Water System Revenue:
Series A, 5.00%, 6/1/2035	535,000	585,861
Series A, 5.00%, 6/1/2044	735,000	811,641
Series B, 5.00%, 6/1/2034	690,000	757,600
East Side, CA, Union High School District, General Obligation Series E, 5.00%, 8/1/2028	125,000	136,940
Eastern Municipal Water District Financing Authority Series A, 4.00%, 7/1/2037	600,000	602,589
Eastern, CA, Municipal Water District Financing Authority Revenue:
Series A, 4.00%, 7/1/2038	800,000	800,509
Series B, 5.00%, 7/1/2032	230,000	249,484
Eastern, CA, Municipal Water District Revenue Series A, 5.00%, 7/1/2045	315,000	335,603
El Dorado, CA, Irrigation District, Water Agency Series A, 4.00%, 3/1/2045	3,010,000	2,914,420
El Dorado, CA, Irrigation District, Water Agency Revenue:
Series C, 5.00%, 3/1/2032	390,000	428,836
Series C, 5.00%, 3/1/2035	570,000	626,760
Security Description	Principal Amount	Value
Folsom Cordova, CA, Unified School District School Facilities Improvement District No. 5, General Obligation Series C, 4.00%, 10/1/2043	$ 715,000	$ 710,727
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 10/1/2028	100,000	111,776
Series A, 5.00%, 10/1/2031	340,000	375,694
Series A, 5.00%, 10/1/2032	250,000	274,909
Foothill-De Anza Community College District, General Obligation:
5.00%, 8/1/2027	230,000	249,107
5.00%, 8/1/2028	140,000	151,378
Fresno Unified School District, General Obligation 4.00%, 8/1/2045	600,000	580,751
Grossmont-Cuyamaca Community College District, General Obligation 4.00%, 8/1/2046	800,000	783,577
Imperial, CA, Irrigation District Electric System Revenue Series C, 5.00%, 11/1/2036	100,000	107,488
Livermore Valley, CA, Joint Unified School District, General Obligation 3.00%, 8/1/2046	230,000	182,195
Local Public Schools Funding Authority School Improvement District No 2016-1 Series A, 3.00%, 8/1/2046	500,000	378,909
Lodi Unified School District/CA,General Obligation Series 2020, 3.00%, 8/1/2043	1,240,000	1,022,700
Long Beach, CA, Community College District, General Obligation:
Series G, 5.00%, 8/1/2027	1,600,000	1,795,194
Series J, 4.00%, 8/1/2034	500,000	513,840
Long Beach, CA, Unified School District, General Obligation Series B, 5.00%, 8/1/2022	590,000	591,624
LOS ANGELES CA DEPT WTR PWR LOSUTL 07/34 FIXED 5 Series C, 5.00%, 7/1/2034	850,000	953,714
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue:
5.00%, 6/1/2026	525,000	579,938
5.00%, 6/1/2033	550,000	605,878
Los Angeles County Public Works Financing Authority Revenue 4.00%, 12/1/2043	2,000,000	1,951,596

See accompanying notes to financial statements.
107

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Los Angeles County, CA, Department of Water & Power Revenue:
5.00%, 7/1/2039	$ 700,000	$ 789,681
Series B, 5.00%, 7/1/2046	1,495,000	1,646,309
Los Angeles Department of Water & Power Power System Revenue Series A, 5.00%, 7/1/2045	1,115,000	1,210,071
Los Angeles Department of Water & Power Water System Revenue:
Series C, 5.00%, 7/1/2036	1,000,000	1,128,756
Series C, 5.00%, 7/1/2041	1,250,000	1,410,815
Series C, 5.00%, 7/1/2042	1,250,000	1,405,995
Series C, 5.00%, 7/1/2047	2,500,000	2,785,120
Los Angeles, CA, Community College District, General Obligation:
4.00%, 8/1/2038	500,000	499,955
5.00%, 8/1/2036	430,000	466,054
Series A, 5.00%, 8/1/2026	215,000	228,225
Series J, 4.00%, 8/1/2039	480,000	479,495
Los Angeles, CA, Department of Airports Revenue:
5.00%, 5/15/2039	815,000	899,347
Series B, 4.00%, 5/15/2039	675,000	676,403
Series B, 4.00%, 5/15/2040	700,000	698,288
Series B, 5.00%, 5/15/2037	850,000	943,890
Series C, 5.00%, 5/15/2028	525,000	591,805
Series C, 5.00%, 5/15/2038	1,100,000	1,174,341
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2031	1,000,000	1,115,212
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2032	3,250,000	3,613,261
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2044	1,800,000	1,925,299
Los Angeles, CA, Department of Water & Power Revenue:
5.00%, 7/1/2045	1,250,000	1,383,501
Series A, 5.00%, 7/1/2024	250,000	264,932
Series A, 5.00%, 7/1/2027	510,000	574,634
Series A, 5.00%, 7/1/2028	250,000	276,948
Series A, 5.00%, 7/1/2030	520,000	550,717
Series A, 5.00%, 7/1/2031	4,980,000	5,471,033
Series A, 5.00%, 7/1/2032	715,000	786,618
Series A, 5.00%, 7/1/2036	675,000	748,462
Series A, 5.00%, 7/1/2037	910,000	1,006,051
Series A, 5.00%, 7/1/2038	570,000	607,094
Series B, 5.00%, 1/1/2024	835,000	873,241
Series B, 5.00%, 7/1/2025	100,000	108,361
Series B, 5.00%, 7/1/2028	320,000	347,355
Series B, 5.00%, 7/1/2029	100,000	108,243
Series B, 5.00%, 7/1/2031	4,000,000	4,504,850
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2032	$ 3,290,000	$ 3,702,273
Series B, 5.00%, 7/1/2034	555,000	594,393
Series B, 5.00%, 7/1/2036	100,000	106,909
Series B, 5.00%, 7/1/2037	100,000	107,746
Series B, 5.00%, 7/1/2040	1,985,000	2,215,992
Series B, 5.00%, 7/1/2042	230,000	243,890
Series B, 5.00%, 7/1/2043	3,700,000	4,012,757
Series C, 5.00%, 7/1/2036	850,000	948,891
Series C, 5.00%, 7/1/2040	500,000	559,673
Series C, 5.00%, 7/1/2042	595,000	637,270
Series D, 5.00%, 7/1/2030	305,000	320,953
Series D, 5.00%, 7/1/2032	180,000	189,199
Series D, 5.00%, 7/1/2044	1,385,000	1,511,400
Series E, 5.00%, 7/1/2039	310,000	324,856
Los Angeles, CA, Department of Water & Power System Revenue Series B, 5.00%, 7/1/2023	595,000	614,643
Los Angeles, CA, Facilities, Inc. Revenue:
5.00%, 12/1/2043	1,470,000	1,592,710
Series A, 5.00%, 12/1/2033	250,000	277,723
Series A, 5.00%, 12/1/2035	1,405,000	1,548,770
Series A, 5.00%, 12/1/2037	1,165,000	1,278,020
Los Angeles, CA, Metropolitan Transportation Authority Revenue:
4.00%, 6/1/2035	2,800,000	2,877,163
4.00%, 6/1/2036	855,000	861,828
4.00%, 6/1/2039	2,750,000	2,754,341
5.00%, 6/1/2024	4,415,000	4,662,301
5.00%, 6/1/2034	970,000	1,066,897
Series A, 4.00%, 6/1/2034	110,000	112,410
Series A, 5.00%, 6/1/2023	510,000	526,510
Series A, 5.00%, 7/1/2023	325,000	336,381
Series A, 5.00%, 7/1/2024	2,000,000	2,125,514
Series A, 5.00%, 6/1/2026	100,000	110,464
Series A, 5.00%, 6/1/2029	250,000	273,406
Series A, 5.00%, 7/1/2030	100,000	111,133
Series A, 5.00%, 7/1/2032	605,000	669,253
Series A, 5.00%, 6/1/2033	350,000	380,044
Series A, 5.00%, 6/1/2034	245,000	265,791
Series A, 5.00%, 6/1/2037	405,000	436,702
Series A, 5.00%, 7/1/2037	1,600,000	1,770,849
Series A, 5.00%, 7/1/2039	2,125,000	2,423,814
Series A, 5.00%, 7/1/2040	2,250,000	2,560,615
Series A, 5.00%, 7/1/2041	1,100,000	1,192,990
Los Angeles, CA, Public Works Financing Authority Revenue:
4.00%, 12/1/2038	2,475,000	2,476,581
5.00%, 12/1/2032	550,000	633,265
5.00%, 12/1/2045	3,200,000	3,520,221
Series D, 4.00%, 12/1/2034	215,000	218,688
Series D, 4.00%, 12/1/2036	665,000	667,562
Series D, 5.00%, 12/1/2029	100,000	107,791
Series D, 5.00%, 12/1/2030	330,000	354,810

See accompanying notes to financial statements.
108

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series E-1, 5.00%, 12/1/2044	$ 500,000	$ 545,520
Los Angeles, CA, Sanitation Districts Financing Authority Revenue Series A, 5.00%, 10/1/2029	100,000	108,314
Los Angeles, CA, Unified School District, General Obligation:
4.00%, 7/1/2036	585,000	589,645
4.00%, 7/1/2040	525,000	522,397
4.00%, 7/1/2044	1,365,000	1,347,557
5.00%, 7/1/2025	4,690,000	5,082,153
5.00%, 7/1/2027	750,000	843,167
5.00%, 7/1/2035	2,515,000	2,870,667
Series A, 3.50%, 7/1/2036	160,000	155,649
Series A, 4.00%, 7/1/2028	500,000	537,165
Series A, 5.00%, 7/1/2023	315,000	325,368
Series A, 5.00%, 7/1/2024	5,060,000	5,357,129
Series A, 5.00%, 7/1/2026	265,000	292,672
Series A, 5.00%, 7/1/2027	770,000	865,652
Series A, 5.00%, 7/1/2028	505,000	573,627
Series A, 5.00%, 7/1/2030	250,000	268,147
Series A, 5.00%, 7/1/2031	2,000,000	2,264,602
Series B, 3.00%, 7/1/2031	520,000	510,917
Series B-1, 5.00%, 7/1/2027	485,000	545,248
Series B-1, 5.00%, 7/1/2029	250,000	280,001
Series B-1, 5.00%, 7/1/2032	2,050,000	2,264,845
Series B-1, 5.00%, 7/1/2033	255,000	280,704
Series B-1, 5.00%, 7/1/2034	1,645,000	1,806,139
Series B-1, 5.00%, 7/1/2036	1,000,000	1,091,875
Series B-1, 5.00%, 7/1/2037	500,000	544,017
Series C, 3.00%, 7/1/2035	850,000	777,679
Series C, 3.00%, 7/1/2038	2,885,000	2,510,507
Series C, 4.00%, 7/1/2035	800,000	820,448
Series C, 4.00%, 7/1/2037	515,000	517,223
Series C, 5.00%, 7/1/2026	800,000	883,537
Los Angeles, CA, Wastewater System Revenue:
Series B, 5.00%, 6/1/2033	250,000	265,166
Series B, 5.00%, 6/1/2039	240,000	259,934
Los Rios, CA, Community College District, General Obligation 4.00%, 8/1/2035	250,000	253,659
Marin, CA, Healthcare District, General Obligation Series A, 3.00%, 8/1/2037	325,000	285,581
Metropolitan Water District of Southern California Revenue:
5.00%, 1/1/2039	3,160,000	3,477,090
Series A, 2.25%, 7/1/2024	845,000	850,176
Series A, 2.50%, 7/1/2025	250,000	252,092
Series A, 5.00%, 7/1/2024	2,000,000	2,119,053
Series A, 5.00%, 7/1/2034	140,000	150,806
Series A, 5.00%, 10/1/2040	1,330,000	1,472,753
Series A, 5.00%, 10/1/2046	4,100,000	4,531,641
Series B, 4.00%, 10/1/2023	2,390,000	2,457,073
Series B, 4.00%, 10/1/2024	1,500,000	1,566,062
Security Description	Principal Amount	Value
Series B, 4.00%, 10/1/2025	$ 730,000	$ 772,806
Series B, 5.00%, 8/1/2023	1,195,000	1,236,415
Series B, 5.00%, 8/1/2024	150,000	158,597
Series C, 5.00%, 7/1/2039	900,000	1,010,815
Series C, 5.00%, 7/1/2040	1,455,000	1,625,398
Monterey Peninsula, CA, Community College District, General Obligation:
Zero Coupon, 8/1/2029	240,000	193,148
0.01%, 8/1/2027	205,000	177,601
0.01%, 8/1/2030	525,000	402,093
Mount Diablo Unified School District, CA General Obligation Series B, Class B, 4.00%, 6/1/2037	1,625,000	1,632,775
Mount San, Antonio Community College District, General Obligation:
Series A, 5.00%, 8/1/2041	505,000	558,905
Series E, 0.01%, 8/1/2045	2,155,000	772,085
Mountain, CA, View Los Altos Union High School District, General Obligation:
Series A, 4.00%, 8/1/2034	1,245,000	1,273,120
Series B, 3.00%, 8/1/2022	575,000	575,778
Municipal Improvement Corp. of Los Angeles Revenue:
5.00%, 11/1/2028	1,320,000	1,504,475
Series A, 5.00%, 11/1/2026	500,000	554,912
Series B, 5.00%, 11/1/2036	560,000	603,073
Newport Mesa, Unified School District, General Obligation Zero Coupon, 8/1/2039	100,000	50,616
North Orange County, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2044	2,705,000	2,654,853
Novato Unified School District Series C, 2.38%, 8/1/2045	750,000	543,743
Oakland Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2023 (c)	100,000	103,569
5.00%, 8/1/2025 (c)	150,000	162,324
Series A, 5.00%, 8/1/2030	175,000	185,716
Series A, 5.00%, 8/1/2031	150,000	162,930
Series A, 5.00%, 8/1/2032	150,000	162,930
Orange County Local Transportation Authority Revenue 5.00%, 2/15/2039	920,000	1,015,152
Orange County Transportation Authority Revenue 5.00%, 10/15/2024	1,035,000	1,104,880
Orange County, CA, Sanitation District Wastewater Revenue Series A, 5.00%, 2/1/2030	120,000	130,537

See accompanying notes to financial statements.
109

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Orange County, CA, Water District Revenue Series A, 5.00%, 8/15/2034	$ 130,000	$ 141,923
Orange County, FL, Water District Certificate Participation Series A, 2.00%, 8/15/2023	770,000	771,487
Oxnard, CA, School District, General Obligation Series A, 5.00%, 8/1/2041	350,000	375,623
Palomar, CA, Community College District, General Obligation 5.00%, 5/1/2030	125,000	135,034
Peralta, CA, Community College District, General Obligation:
Series A, 5.00%, 8/1/2028	100,000	105,440
Series A, 5.00%, 8/1/2029	120,000	126,529
Rancho Water District Financing Authority Series A, 4.00%, 8/1/2039	525,000	525,723
Riverside County Transportation Commission Series B, 5.00%, 6/1/2037	680,000	737,258
Riverside County, CA, Electric Revenue Series A, 5.00%, 10/1/2027	1,000,000	1,126,062
Riverside County, CA, Transportation Commission, Sales Tax Revenue:
Series A, 2.00%, 6/1/2029	175,000	161,451
Series A, 5.00%, 6/1/2036	4,055,000	4,393,153
Series B, 5.00%, 6/1/2033	500,000	549,277
Series B, 5.00%, 6/1/2034	1,915,000	2,095,201
Riverside County, CA, Transportation Commission, Sales Tax, General Obligation 3.00%, 8/1/2040	755,000	651,384
Riverside Unified School District, General Obligation Series B, 3.00%, 8/1/2037	2,800,000	2,463,728
Riverside, CA, Electric Revenue Series A, 5.00%, 10/1/2048	2,000,000	2,162,293
Riverside, CA, Water Revenue Series A, 5.00%, 10/1/2043	520,000	570,630
Sacramento Area Flood Control Agency,Special Assessment 5.00%, 10/1/2036	505,000	546,747
Sacramento City, Financing Authority Revenue 5.00%, 12/1/2028	525,000	569,799
Sacramento County Sanitation Districts Financing Authority Revenue Series A, 5.00%, 12/1/2041	1,315,000	1,469,170
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
Series F, 5.00%, 8/15/2024	170,000	180,556
Series H, 4.00%, 8/15/2045	1,600,000	1,548,600
Security Description	Principal Amount	Value
San Antonio, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2043	$ 190,000	$ 185,448
San Bernardino, CA, County:
Series A, 5.00%, 10/1/2023	5,000,000	5,193,800
Series A, 5.00%, 10/1/2026	600,000	663,571
Series B, 4.00%, 8/1/2043	3,000,000	3,123,551
San Diego County, CA, Public Facilities Financing Authority, Revenue:
5.00%, 10/15/2026	620,000	672,110
5.00%, 10/15/2028	255,000	275,560
5.00%, 10/15/2029	250,000	270,010
5.00%, 10/15/2031	345,000	369,482
Series A, 5.00%, 10/15/2044	215,000	227,294
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue:
5.00%, 5/15/2027	175,000	188,527
Series A, 5.00%, 5/15/2033	560,000	601,419
Series A, 5.00%, 5/15/2034	20,000	21,452
Series A, 5.00%, 5/15/2039	100,000	106,679
Series B, 5.00%, 8/1/2022	330,000	330,916
Series B, 5.00%, 8/1/2029	100,000	109,399
San Diego County, CA, Regional Building Authority Revenue Series A, 5.00%, 10/15/2035	450,000	481,281
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A, 5.00%, 4/1/2030	120,000	130,983
Series A, 5.00%, 4/1/2032	145,000	157,879
Series A, 5.00%, 4/1/2033	125,000	135,846
Series A, 5.00%, 4/1/2041	125,000	134,300
San Diego County, CA, Unified School District, General Obligation 4.00%, 7/1/2044	540,000	528,494
San Diego County, CA, Water Authority Revenue:
Series B, 4.00%, 5/1/2033	2,500,000	2,651,475
Series B, 4.00%, 5/1/2034	1,000,000	1,049,825
Series B, 5.00%, 5/1/2030	1,500,000	1,742,781
Series B, 5.00%, 5/1/2031	2,000,000	2,342,829
Series B, 5.00%, 5/1/2032	3,000,000	3,504,839
San Diego Public Facilities Financing Authority, CA , Revenue:
Class A, 4.00%, 8/1/2040	425,000	420,725
Series A, Class A, 5.00%, 10/15/2046	705,000	775,853
San Diego Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2025	110,000	118,300

See accompanying notes to financial statements.
110

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
San Diego, CA, Community College District, General Obligation:
4.00%, 8/1/2028	$ 175,000	$ 184,289
4.00%, 8/1/2029	400,000	418,902
5.00%, 8/1/2027	160,000	176,839
5.00%, 8/1/2029	235,000	260,542
5.00%, 8/1/2031	160,000	177,390
5.00%, 8/1/2041	190,000	210,651
San Diego, CA, Unified School District, General Obligation:
Series D-2, 2.00%, 7/1/2045	3,405,000	2,191,480
Series F, 5.00%, 7/1/2045	150,000	156,165
Series I, Zero Coupon, 7/1/2036	1,765,000	983,634
Series I, Zero Coupon, 7/1/2037	405,000	213,844
Series I, Zero Coupon, 7/1/2039	310,000	146,321
Series K-2, Zero Coupon, 7/1/2032	750,000	510,940
Series R-4, 5.00%, 7/1/2024	235,000	249,084
Series R-4, 5.00%, 7/1/2028	250,000	268,567
Series R-5, 5.00%, 7/1/2029	260,000	284,249
Series SENIOR-1, 4.00%, 7/1/2033	100,000	102,729
San Dieguito Union High School District, General Obligation Series E-2, 3.00%, 8/1/2038	2,530,000	2,224,708
San Francisco Bay Area Rapid Transit District Sales Tax Revenue 4.00%, 7/1/2039	740,000	737,432
San Francisco, CA, Bay Area Rapid Transit District, General Obligation:
Series C-1, 4.00%, 8/1/2030	825,000	884,188
Series C-1, 4.00%, 8/1/2035	1,610,000	1,646,768
Series C-1, 4.00%, 8/1/2045	2,590,000	2,571,134
Series D, 5.00%, 8/1/2029	160,000	172,224
San Francisco, CA, City & County:
3.00%, 4/1/2029	500,000	504,944
4.00%, 4/1/2041	500,000	499,632
Series B, 4.00%, 4/1/2038	530,000	525,051
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 4.00%, 10/1/2043	535,000	529,544
Series A, 5.00%, 10/1/2029	100,000	108,022
Series C, 2.13%, 10/1/2048 (b)	3,500,000	3,501,975
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 5.00%, 11/1/2024	135,000	144,207
San Francisco, CA, City & County, General Obligation:
4.00%, 6/15/2046	675,000	677,211
Security Description	Principal Amount	Value
Series A, 4.00%, 6/15/2034	$ 1,990,000	$ 2,010,123
Series R1, 4.00%, 6/15/2032	735,000	773,206
San Francisco, CA, Public Utilities Commission, Water Revenue:
4.00%, 11/1/2030	105,000	109,575
5.00%, 11/1/2028	170,000	187,386
5.00%, 11/1/2031	500,000	546,100
5.00%, 11/1/2032	100,000	105,988
5.00%, 11/1/2033	680,000	739,727
5.00%, 11/1/2034	335,000	363,963
Series B, 5.00%, 11/1/2041	1,400,000	1,495,151
Series B, 5.00%, 11/1/2042	350,000	373,788
Series B, 5.00%, 11/1/2043	1,070,000	1,142,722
Series D, 5.00%, 11/1/2032	715,000	789,718
Series D, 5.00%, 11/1/2033	260,000	286,254
Series D, 5.00%, 11/1/2034	330,000	362,427
San Francisco, CA, Transportation Authority Revenue 3.00%, 2/1/2034	1,845,000	1,724,207
San Francisco, CA, Unified School District, General Obligation Series F&C, 5.00%, 6/15/2028	100,000	105,336
San Joaquin, CA 4.00%, 11/15/2030 (c)	125,000	131,703
San Joaquin, CA, Delta Community College District, General Obligation Series A, 5.00%, 8/1/2026	140,000	151,387
San Joaquin, CA, Transportation Authority Revenue 5.00%, 3/1/2036	180,000	194,591
San Jose, CA, Evergreen Community College District, General Obligation:
5.00%, 9/1/2024	130,000	137,995
Series B, 3.00%, 9/1/2036	700,000	649,952
San Jose, CA, General Obligation:
5.00%, 9/1/2042	500,000	551,714
Series C, 5.00%, 9/1/2034	760,000	851,871
San Jose, Redevelopment Agency Successor Agency, Tax Allocation Series B, 5.00%, 8/1/2026	3,785,000	4,162,262
San Juan, Unified School District, General Obligation:
2.13%, 8/1/2038	1,000,000	735,501
2.38%, 8/1/2040	1,000,000	742,064
2.38%, 8/1/2041	2,000,000	1,464,897
San Marcos, CA, Unified School District, General Obligation:
4.00%, 8/1/2037	2,215,000	2,221,361
5.00%, 8/1/2035	350,000	381,144
5.00%, 8/1/2036	350,000	380,364
San Mateo County, CA, High School District Authority, General Obligation Series A, 2.25%, 9/1/2042	630,000	457,077

See accompanying notes to financial statements.
111

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
San Mateo County, CA, Transportation Authority Revenue:
Series A, 5.00%, 6/1/2027	$ 230,000	$ 248,093
Series A, 5.00%, 6/1/2029	130,000	139,922
Series A, 5.00%, 6/1/2030	160,000	172,079
San Mateo Foster, CA, Powers Financing Authority Revenue 3.00%, 6/15/2046	850,000	693,705
San Mateo Foster, CA, Public Financing Authority Revenue:
4.00%, 8/1/2039	2,750,000	2,740,368
4.00%, 8/1/2044	3,200,000	3,109,036
5.00%, 8/1/2036	1,135,000	1,268,223
Santa Clara County Financing Authority Series A, 4.00%, 4/1/2038	650,000	650,280
Santa Clara County, CA, Financing Authority Revenue:
4.00%, 5/1/2036	515,000	519,204
5.00%, 5/1/2032	500,000	581,595
Series A, 3.00%, 5/1/2037	550,000	486,332
Series A, 3.25%, 4/1/2036	2,520,000	2,349,590
Series A, 3.50%, 4/1/2041	600,000	554,838
Series A, 3.63%, 4/1/2044	640,000	588,864
Series A, 4.00%, 4/1/2037	750,000	752,390
Series Q, 2.50%, 5/15/2029	140,000	137,684
Series Q, 4.00%, 5/15/2033	300,000	306,026
Santa Clara County, CA, General Obligation:
Series C, 3.00%, 8/1/2035	260,000	249,610
Series C, 3.25%, 8/1/2039	150,000	141,109
Series C, 5.00%, 8/1/2030	125,000	138,844
Series C, 5.00%, 8/1/2033	1,750,000	1,924,096
Santa Clara County, Valley Transportation Authority Revenue Series A, 5.00%, 6/1/2024	510,000	539,059
Santa Clara, CA, Unified School District, General Obligation:
3.00%, 7/1/2035	845,000	795,516
3.00%, 7/1/2036	250,000	232,747
Santa Clarita Community College District, General Obligation 3.00%, 8/1/2044	800,000	652,860
Santa Monica Community College District, General Obligation:
3.00%, 8/1/2032	880,000	854,067
3.00%, 8/1/2034	635,000	602,544
3.00%, 8/1/2042	1,575,000	1,367,747
Series A, 4.00%, 8/1/2039	2,350,000	2,341,769
Series A, 5.00%, 8/1/2043	1,750,000	1,905,231
Series D, 5.00%, 8/1/2043	1,025,000	1,061,253
Sequoia, CA, Union High School District, General Obligation:
3.00%, 7/1/2043	260,000	223,652
5.00%, 7/1/2027	150,000	164,950
Security Description	Principal Amount	Value
South San Francisco Public Facilities Financing Authority Revenue 4.00%, 6/1/2046	$ 1,705,000	$ 1,667,594
Southern California Public Power Authority Revenue:
Series A, 5.00%, 7/1/2031	505,000	538,056
Series A, 5.00%, 7/1/2032	635,000	675,545
Southern California Water Replenishment District Financing Authority Revenue 5.00%, 8/1/2041	260,000	274,714
Southern California, State Public Power Authority Revenue 5.00%, 4/1/2024	1,795,000	1,876,939
Southern, CA, Public Power Authority Revenue Series C, 5.00%, 7/1/2027	110,000	117,291
State Center Community College District, General Obligation:
Series B, 3.00%, 8/1/2037	2,000,000	1,802,964
Series B, 3.00%, 8/1/2038	1,865,000	1,639,953
State of California Department of Water Resources Revenue Series AX, 5.00%, 12/1/2024	2,000,000	2,142,118
State of California, General Obligation:
4.00%, 3/1/2024	2,000,000	2,071,737
4.00%, 10/1/2033	900,000	932,003
4.00%, 10/1/2034	900,000	922,951
4.00%, 10/1/2035	1,700,000	1,726,936
4.00%, 11/1/2035	2,440,000	2,476,735
4.00%, 10/1/2036	800,000	807,512
4.00%, 10/1/2039	640,000	643,332
4.00%, 3/1/2046	750,000	742,570
5.00%, 10/1/2022	1,250,000	1,261,612
5.00%, 4/1/2023	1,265,000	1,297,613
5.00%, 11/1/2027	1,375,000	1,555,187
5.00%, 4/1/2028	2,955,000	3,358,736
5.00%, 8/1/2029	760,000	832,974
5.00%, 9/1/2029	800,000	926,185
5.00%, 11/1/2029	3,005,000	3,459,491
5.00%, 11/1/2031	1,195,000	1,374,623
5.00%, 10/1/2033	615,000	642,196
5.00%, 3/1/2034	810,000	924,379
5.00%, 12/1/2034	4,370,000	4,862,366
5.00%, 9/1/2041	1,500,000	1,689,256
5.00%, 12/1/2043	800,000	896,489
Sunnyvale, CL, Financing Authority Revenue 4.00%, 4/1/2045	1,900,000	1,855,832
Sweetwater, CA, Union High School District, General Obligation Series B, 3.38%, 8/1/2040 (c)	125,000	113,313
Turlock Irrigation District Revenue 5.00%, 1/1/2037	700,000	781,021

See accompanying notes to financial statements.
112

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
University of California, Revenue:
5.00%, 11/1/2033	$ 350,000	$ 373,764
5.00%, 11/1/2039	530,000	580,276
5.00%, 11/1/2040	1,345,000	1,467,088
Series A, 3.13%, 11/1/2036	225,000	209,550
Series A, 3.20%, 11/1/2037	270,000	251,095
Series A, 4.00%, 11/1/2035	300,000	303,309
Series A, 4.00%, 11/1/2037	555,000	557,390
Series A, 5.00%, 11/1/2022	500,000	506,122
Series A, 5.00%, 11/1/2023	1,000,000	1,042,464
Series A, 5.00%, 11/1/2025	1,140,000	1,240,714
Series A, 5.00%, 11/1/2028	120,000	130,370
Series A, 5.00%, 11/1/2031	205,000	224,299
Series A, 5.00%, 11/1/2032	120,000	128,323
Series A, 5.00%, 11/1/2035	1,450,000	1,584,133
Series A, 5.00%, 11/1/2036	265,000	281,781
Series A, 5.00%, 11/1/2037	2,400,000	2,632,652
Series A, 5.00%, 11/1/2038	165,000	174,868
Series A, 5.00%, 11/1/2043	1,125,000	1,203,063
Series AM, 5.00%, 5/15/2027	200,000	210,432
Series AO, 5.00%, 5/15/2026	110,000	118,605
Series AO, 5.00%, 5/15/2032	100,000	106,423
Series AO, 5.00%, 5/15/2040	110,000	115,494
Series AR, 4.00%, 5/15/2037	570,000	572,278
Series AR, 5.00%, 5/15/2030	580,000	628,924
Series AR, 5.00%, 5/15/2032	120,000	129,444
Series AR, 5.00%, 5/15/2034	500,000	537,620
Series AR, 5.00%, 5/15/2041	495,000	528,303
Series AV, 5.00%, 5/15/2026	510,000	563,075
Series AV, 5.00%, 5/15/2042	2,065,000	2,208,167
Series AY, 4.00%, 5/15/2035	100,000	101,432
Series AY, 5.00%, 5/15/2036	835,000	902,908
Series AZ, Class A, 4.00%, 5/15/2029	535,000	571,074
Series AZ, 5.00%, 5/15/2033	1,125,000	1,252,241
Series AZ, 5.00%, 5/15/2043	2,200,000	2,371,977
Series BE, 5.00%, 5/15/2038	3,000,000	3,352,564
Series BE, 5.00%, 5/15/2043	850,000	936,200
Series BH, 4.00%, 5/15/2046	1,720,000	1,700,286
Series C, 4.00%, 11/1/2045	2,650,000	2,603,012
Series I, 4.00%, 5/15/2045	200,000	196,497
Series I, 5.00%, 5/15/2027	145,000	156,083
Series I, 5.00%, 5/15/2030	180,000	192,837
Series I, 5.00%, 5/15/2031	335,000	357,913
Series I, 5.00%, 5/15/2032	145,000	154,520
Series K, 4.00%, 5/15/2036	265,000	265,929
Series K, 4.00%, 5/15/2046	315,000	308,094
Series K, 5.00%, 5/15/2031	460,000	496,487
Series K, 5.00%, 5/15/2033	800,000	860,078
Series M, 3.00%, 5/15/2037	800,000	720,674
Series M, 5.00%, 5/15/2028	100,000	111,608
Series M, 5.00%, 5/15/2030	200,000	220,390
Series M, 5.00%, 5/15/2032	295,000	323,272
Series M, 5.00%, 5/15/2036	250,000	270,215
Series O, 4.00%, 5/15/2048	250,000	243,274
Security Description	Principal Amount	Value
Series O, 5.00%, 5/15/2039	$ 2,200,000	$ 2,391,832
Series Q, 4.00%, 5/15/2036	500,000	503,688
Series S, 5.00%, 5/15/2023	2,440,000	2,511,651
Val Verde Unified School District, General Obligation Series B, 4.00%, 8/1/2046 (c)	800,000	780,631
Victor Valley, CA, Community College District, General Obligation Series C, 4.00%, 8/1/2032	450,000	464,256
Washington CA, Township Health Care District, General Obligation Series B, 3.75%, 8/1/2040	275,000	260,457
West Basin, CA, Municipal Water District Revenue Series A, 5.00%, 8/1/2029	165,000	178,513
West Contra, CA, Costa Unified School District, General Obligation:
Series A, 5.00%, 8/1/2030	200,000	214,500
Series A, 5.00%, 8/1/2031	295,000	315,591
Series A, 5.00%, 8/1/2035	265,000	281,315
West County Facilities Financing Authority Revenue 4.00%, 6/1/2046	1,500,000	1,445,029
West Hollywood Public Financing Authority Revenue:
4.00%, 4/1/2046	3,500,000	3,418,286
5.00%, 4/1/2044	525,000	581,761
West Valley-Mission Community College District, CA, General Obligation:
Series A, 4.00%, 8/1/2022	575,000	576,077
Series C, 4.00%, 8/1/2032	5,000,000	5,177,757
Western Municipal Water District Facilities Authority Revenue Series A, Class A, 5.00%, 10/1/2038	725,000	818,790
Yosemite, CA, Community College District, General Obligation 5.00%, 8/1/2028	195,000	211,809
		653,849,263
COLORADO — 2.1%
Adams & Arapahoe, Joint School District 28J Aurora, General Obligation Series A, 5.00%, 12/1/2031	485,000	531,644
Adams & Weld Counties School District No 27J Brighton 5.00%, 12/1/2042	1,000,000	1,090,936
Adams County School District No 1, General Obligation Series B, 5.00%, 12/1/2036	350,000	381,496
Adams, CO, 12 Five Star Schools, General Obligation Series B, 5.00%, 12/15/2029	190,000	209,154

See accompanying notes to financial statements.
113

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Arapahoe County, CO, chool District No. 5, Cherry Creek, General Obligation 5.00%, 12/15/2039	$ 845,000	$ 952,201
Arapahoe County, CO, School District No. 6, General Obligation:
Series A, 5.00%, 12/1/2025	925,000	1,011,597
Series A, 5.50%, 12/1/2027	2,780,000	3,219,536
Aurora, CO, Water Revenue 5.00%, 8/1/2036	125,000	138,432
Boulder Larimer & Weld Counties, State Vrain Valley School District Re1J, General Obligation Series A, 5.00%, 12/15/2028	140,000	152,355
Boulder Valley, School District No Re-2 Boulder, General Obligation:
Series A, 5.00%, 12/1/2042	245,000	265,329
Series B, 4.00%, 12/1/2027	130,000	139,468
Series B, 5.00%, 12/1/2022	520,000	527,674
City & County of Broomfield CO Water Revenue:
4.00%, 12/1/2043	920,000	921,273
4.00%, 12/1/2046	900,000	892,306
City & County of Denver CO Revenue 4.00%, 8/1/2041	1,145,000	1,144,177
City of Colorado Springs CO Utilities System Revenue:
Series A, 4.00%, 11/15/2045	1,115,000	1,110,139
Series A, 5.00%, 11/15/2030	1,000,000	1,166,047
Colorado Springs, CO, Utilities System Revenue Series A-1, 5.00%, 11/15/2023	530,000	552,701
Colorado, State:
Series A, 3.00%, 12/15/2036	1,085,000	923,540
Series A, 4.00%, 12/15/2037	1,800,000	1,788,386
Series A, 5.00%, 12/15/2030	1,905,000	2,142,446
Series A, 5.00%, 12/15/2033	2,655,000	2,999,834
Colorado, State Board of Governors University Enterprise System Revenue Series A, 4.00%, 3/1/2044	500,000	488,029
Colorado, State Building Excellent Schools Today:
Series L, 5.00%, 3/15/2025	150,000	160,844
Series L, 5.00%, 3/15/2027	600,000	666,210
Series M, 5.00%, 3/15/2031	500,000	555,147
Series R, 4.00%, 3/15/2045	2,350,000	2,309,006
Danver, CO, City & County, Revenue:
Series A, 4.00%, 8/1/2038	2,415,000	2,429,470
Series A, 4.00%, 8/1/2039	2,745,000	2,755,653
Series A-2, 0.01%, 8/1/2034	1,800,000	1,156,784
Series A-2, 0.01%, 8/1/2035	3,160,000	1,941,014
Security Description	Principal Amount	Value
Series A-2, 0.01%, 8/1/2038	$ 3,000,000	$ 1,603,314
Series A-2, 0.01%, 8/1/2039	3,000,000	1,532,297
Denver, CO, City & County School District No. 1, General Obligation:
3.00%, 12/1/2036	525,000	479,465
3.00%, 12/1/2043	2,565,000	2,122,357
4.00%, 12/1/2037	2,450,000	2,530,092
5.00%, 12/1/2029	255,000	282,095
5.00%, 12/1/2033	515,000	587,775
Series A, 5.50%, 12/1/2024	260,000	281,259
Series A, 5.50%, 12/1/2028	100,000	115,481
Douglas & Elbert County, CO, School District No. Re-1, General Obligation:
5.00%, 12/15/2022	1,000,000	1,015,989
5.00%, 12/15/2030	565,000	642,545
El Paso County School District No 49 Falcon COPs, 4.00%, 12/15/2046	2,030,000	1,954,668
El Paso, CO, County School District No. 20 Academy, General Obligation 5.00%, 12/15/2029	115,000	127,204
Grand County School District No 2 East Grand 4.00%, 12/1/2046	525,000	520,512
Larimer County School District No R-1 Poudre, General Obligation 5.00%, 12/15/2040	585,000	644,833
Larimer Weld & Boulder County School District R-2J Thompson, General Obligation:
5.00%, 12/15/2036	1,000,000	1,126,463
5.00%, 12/15/2037	1,000,000	1,107,955
5.00%, 12/15/2038	1,050,000	1,161,152
Mesa County, CO, Valley School District No. 51 Grand Junction, General Obligation:
5.00%, 12/1/2029	200,000	224,632
5.00%, 12/1/2030	160,000	179,619
5.25%, 12/1/2032	100,000	112,068
5.25%, 12/1/2033	250,000	279,638
5.50%, 12/1/2035	160,000	180,360
5.50%, 12/1/2037	500,000	562,030
Metro Wastewater Reclamation District Revenue Series A, 2.00%, 4/1/2039	535,000	389,812
Pitkin County School District No 1 Aspen, General Obligation 4.00%, 12/1/2039	550,000	557,505
Pueblo City Schools, General Obligation 5.00%, 12/15/2039	1,340,000	1,484,738
Pueblo City, CO School District, General Obligation 5.00%, 12/15/2027	625,000	708,075

See accompanying notes to financial statements.
114

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Pueblo Country, CL, City Schools, General Obligation 3.00%, 12/15/2037	$ 800,000	$ 715,305
State of Colorado:
Series A, COPs, 4.00%, 12/15/2038	2,280,000	2,247,358
Series A, COPs, 4.00%, 12/15/2039	1,400,000	1,374,364
Series A, 5.00%, 12/15/2030	2,725,000	3,135,963
State of Colorado, Certificate Participation Series A, 5.00%, 12/15/2025	860,000	937,085
University of Colorado Authory, Revenue Series C-, 5.00%, 6/1/2046	500,000	555,114
University of Colorado, Revenue:
Series A, 5.00%, 6/1/2027	140,000	150,571
Series A-2, 3.00%, 6/1/2033	75,000	71,885
Series A-2, 3.25%, 6/1/2037	340,000	309,407
Series A-2, 4.00%, 6/1/2038	505,000	509,736
Series A-2, 4.00%, 6/1/2043	310,000	308,172
Series A-2, 5.00%, 6/1/2023	275,000	283,245
Series B-1, 2.50%, 6/1/2028	175,000	169,059
Series B-1, 2.75%, 6/1/2029	320,000	310,702
Series B-1, 4.00%, 6/1/2036	105,000	111,713
Series B-1, 4.00%, 6/1/2038	415,000	417,666
Weld County School District No 6 Greeley, General Obligation 4.00%, 12/1/2045	1,210,000	1,201,103
Weld County, CO, School District No. RE-4, General Obligation 5.25%, 12/1/2041	100,000	109,084
Weld County, CO, School District No. RE-5J, General Obligation 4.00%, 12/1/2045	635,000	627,489
Weld County, CO, School District No.6, Greeley, General Obligation 5.00%, 12/1/2036	1,840,000	2,054,576
Windy Gap Firming Project Water Activity Enterprise, Revenue 5.00%, 7/15/2046	1,000,000	1,103,407
		73,939,765
CONNECTICUT — 2.6%
Connecticut State Health & Educational Facilities Authority, Revenue:
Series 2010-A-, 0.25%, 7/1/2049 (b)	3,180,000	3,079,369
Series X-2-REM, 0.25%, 7/1/2037 (b)	2,650,000	2,566,140
Connecticut, State Clean Water Fund, Revenue:
Series A, 5.00%, 2/1/2023	1,000,000	1,019,694
Series A, 5.00%, 2/1/2029	2,500,000	2,858,553
Series A, 5.00%, 3/1/2029	50,000	53,425
Security Description	Principal Amount	Value
Connecticut, State General Obligation:
Series B, 4.00%, 6/1/2024	$ 1,375,000	$ 1,424,343
Series B, 4.00%, 6/1/2030	750,000	794,912
Connecticut, State Health & Educational Facility Authority Revenue:
5.00%, 7/1/2029	550,000	635,866
Series S-RE, 5.00%, 7/1/2027	760,000	857,081
Hartford County, CT, General Obligation Series C, 4.00%, 11/1/2034 (c)	430,000	439,259
Metropolitan Council, Minneapolis-Saint Paul, MN, Metropolitan Area, General Obligation:
Series A, 4.00%, 9/1/2037	2,790,000	2,807,674
Series A, 4.00%, 9/1/2041	500,000	497,644
South Central Connecticut Regional Water Authority Revenue:
Series B, 4.00%, 8/1/2036	295,000	298,799
Series B, 5.00%, 8/1/2029	500,000	541,354
State of Connecticut, General Obligation:
3.00%, 1/15/2034	700,000	654,423
3.00%, 1/15/2037	615,000	545,539
3.00%, 1/15/2039	800,000	677,162
3.00%, 1/15/2040	2,000,000	1,667,524
4.00%, 1/15/2025	425,000	442,990
4.00%, 6/1/2025	500,000	523,492
4.00%, 1/15/2026	4,500,000	4,737,736
4.00%, 1/15/2034	2,000,000	2,058,672
4.00%, 1/15/2035	3,295,000	3,354,849
4.00%, 1/15/2036	2,825,000	2,844,600
4.00%, 6/1/2036	915,000	919,828
4.00%, 6/1/2037	825,000	827,394
4.00%, 1/15/2038	2,000,000	2,001,464
4.00%, 6/1/2038	500,000	500,302
5.00%, 4/15/2028	650,000	733,911
5.00%, 4/15/2029	530,000	593,313
5.00%, 4/15/2033	575,000	637,836
5.00%, 4/15/2035	950,000	1,021,138
Series 2021 A, 3.00%, 1/15/2023	1,000,000	1,008,101
Series 2021 A, 3.00%, 1/15/2032	1,825,000	1,761,777
Series 2021 A, 3.00%, 1/15/2040	2,300,000	1,917,653
Series B, 3.00%, 6/1/2040	2,700,000	2,238,238
Series B, 5.00%, 4/15/2028	600,000	677,456
Series B, 5.00%, 2/15/2029	750,000	853,072
Series D, 5.00%, 7/15/2023	4,105,000	4,240,556
State of Connecticut, Special Tax Revenue:
3.13%, 5/1/2040	500,000	425,054

See accompanying notes to financial statements.
115

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.00%, 5/1/2036	$ 1,000,000	$ 1,005,353
4.00%, 5/1/2038	2,660,000	2,661,732
4.00%, 5/1/2039	800,000	798,179
4.00%, 5/1/2040	3,265,000	3,244,675
4.00%, 11/1/2040	2,355,000	2,340,063
5.00%, 10/1/2028	640,000	726,668
5.00%, 5/1/2029	1,000,000	1,140,215
Class A, 5.00%, 5/1/2030	660,000	756,298
5.00%, 11/1/2032	1,000,000	1,151,189
5.00%, 11/1/2033	1,200,000	1,370,170
5.00%, 5/1/2035	1,010,000	1,123,541
5.00%, 11/1/2035	640,000	723,007
5.00%, 11/1/2036	1,750,000	1,971,356
5.00%, 5/1/2040	500,000	549,151
Series A, 4.00%, 5/1/2037	2,000,000	2,006,343
Series A, 5.00%, 5/1/2025	2,000,000	2,154,262
Series A, 5.00%, 5/1/2033	1,025,000	1,165,320
Series A, 5.00%, 5/1/2034	2,500,000	2,818,260
Series A, 5.00%, 5/1/2035	2,045,000	2,300,211
Series C, 5.00%, 10/1/2024	515,000	547,619
Series C, 5.00%, 1/1/2028	750,000	844,042
Series C, 5.00%, 1/1/2032	1,800,000	2,080,487
		89,216,334
DELAWARE — 0.4%
Delaware, State General Obligation:
3.00%, 3/1/2032	50,000	49,992
3.13%, 3/1/2033	345,000	346,011
3.25%, 3/1/2035	385,000	382,284
3.25%, 3/1/2037	135,000	129,853
5.00%, 2/1/2026	3,500,000	3,847,144
5.00%, 3/1/2029	2,000,000	2,310,323
Series A, 2.00%, 1/1/2036	825,000	657,320
Series A, 5.00%, 2/1/2023	550,000	561,023
Series A, 5.00%, 1/1/2025	805,000	863,922
Series A, 5.00%, 2/1/2026	900,000	989,266
Series A, 5.00%, 2/1/2029	495,000	559,793
Series A, 5.00%, 2/1/2032	300,000	333,712
Series A, 5.00%, 2/1/2036	1,000,000	1,104,443
Series A, 5.00%, 2/1/2037	725,000	799,802
Delaware, State Transportation Authority System Revenue:
5.00%, 7/1/2027	320,000	353,157
5.00%, 7/1/2030	1,000,000	1,166,178
5.00%, 7/1/2031	505,000	584,219
		15,038,442
DISTRICT OF COLUMBIA — 1.7%
District of Columbia:
4.00%, 5/1/2038	500,000	505,996
4.00%, 5/1/2039	1,000,000	1,010,115
5.00%, 3/1/2035	700,000	781,956
5.00%, 3/1/2044	830,000	916,535
Security Description	Principal Amount	Value
District of Columbia, General Obligation:
5.00%, 6/1/2029	$ 510,000	$ 576,598
5.00%, 10/15/2040	570,000	626,612
5.00%, 10/15/2044	2,100,000	2,290,000
Series A, 4.00%, 6/1/2035	225,000	230,921
Series A, 4.00%, 6/1/2037	285,000	287,566
Series A, 4.00%, 6/1/2041	325,000	325,979
Series A, 5.00%, 6/1/2032	330,000	361,861
Series A, 5.00%, 6/1/2033	300,000	327,886
Series A, 5.00%, 6/1/2034	225,000	245,321
Series A, 5.00%, 6/1/2037	195,000	204,837
Series A, 5.00%, 6/1/2038	500,000	524,513
Series A, 5.00%, 10/15/2038	750,000	827,764
Series A, 5.00%, 6/1/2041	285,000	301,866
Series A, 5.00%, 6/1/2043	2,130,000	2,303,566
Series B, 5.00%, 6/1/2026	985,000	1,084,966
Series D, 4.00%, 6/1/2033	1,230,000	1,265,287
Series D, 4.00%, 6/1/2034	400,000	410,832
Series D, 5.00%, 6/1/2023	100,000	103,072
Series D, 5.00%, 6/1/2032	505,000	553,757
Series D, 5.00%, 6/1/2035	1,000,000	1,086,959
Series D, 5.00%, 6/1/2036	305,000	329,455
Series D, 5.00%, 6/1/2038	1,000,000	1,077,767
Series D, 5.00%, 6/1/2041	500,000	533,285
Series E, 5.00%, 6/1/2024	900,000	951,628
Series E, 5.00%, 6/1/2025	170,000	183,733
Series E, 5.00%, 6/1/2032	145,000	158,314
Series E, 5.00%, 2/1/2034	660,000	759,415
District of Columbia, Income Tax Revenue 5.00%, 5/1/2027	650,000	728,594
District of Columbia, Revenue:
5.00%, 3/1/2033	555,000	626,119
5.00%, 5/1/2045	1,935,000	2,139,173
Series A, 2.63%, 3/1/2045	635,000	474,098
Series A, 4.00%, 3/1/2037	2,000,000	2,026,472
Series A, 5.00%, 3/1/2027	800,000	894,054
Series A, 5.00%, 3/1/2029	875,000	1,005,552
Series A, 5.00%, 3/1/2036	1,900,000	2,116,448
Series B, 5.00%, 10/1/2027	500,000	564,081
Series C, 4.00%, 5/1/2045	500,000	503,364
Series C, 5.00%, 10/1/2029	780,000	902,803
Series C, 5.00%, 10/1/2032	2,000,000	2,262,142
Series C, 5.00%, 5/1/2037	1,350,000	1,505,404
District of Columbia, Water & Sewer Authority Revenue:
Series A, 3.25%, 10/1/2037	180,000	165,103
Series A, 5.00%, 10/1/2032	300,000	324,803
Series A, 5.00%, 10/1/2035	675,000	726,566
Series A, 5.00%, 10/1/2036	470,000	506,252
Series A, 5.00%, 10/1/2039	485,000	520,446
Series B, 5.00%, 10/1/2043	1,250,000	1,359,405
Series C, 1.75%, 10/1/2054 (b)	1,000,000	990,898
Series C, 5.00%, 10/1/2025	110,000	117,241

See accompanying notes to financial statements.
116

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Washington Convention & Sports Authority,Revenue Series A, 5.00%, 10/1/2024	$ 500,000	$ 530,990
Washington Metropolitan Area Transit Authority, Revenue:
5.00%, 7/15/2045	1,175,000	1,288,904
Series A, 3.00%, 7/15/2040	500,000	434,783
Series A, 3.00%, 7/15/2043	1,550,000	1,290,255
Series A, 4.00%, 7/15/2043	1,400,000	1,384,798
Series A, 4.00%, 7/15/2046	1,725,000	1,683,667
Series A, 5.00%, 7/15/2025	1,500,000	1,624,497
Series A, 5.00%, 7/15/2033	800,000	911,717
Series A, 5.00%, 7/15/2037	500,000	558,897
Series A, 5.00%, 7/15/2038	500,000	556,881
Series A, 5.00%, 7/15/2041	1,470,000	1,644,810
Series A-1, 5.00%, 7/1/2024	170,000	179,573
Series A-1, 5.00%, 7/1/2026	250,000	275,202
Series A-1, 5.00%, 7/1/2027	565,000	633,207
Series B, 5.00%, 7/1/2024	280,000	295,767
Series B, 5.00%, 7/1/2028	535,000	595,519
Series B, 5.00%, 7/1/2029	150,000	166,244
Series B, 5.00%, 7/1/2030	350,000	386,894
Series B, 5.00%, 7/1/2033	1,250,000	1,372,037
Series B, 5.00%, 7/1/2035	1,400,000	1,525,552
Series B, 5.00%, 7/1/2037	500,000	543,924
		59,491,498
FLORIDA — 3.7%
Alachua County School Board COPs, 5.00%, 7/1/2030 (c)	715,000	817,234
Broward County FL Water & Sewer Utility Revenue Class A, 5.00%, 10/1/2040	625,000	691,659
Broward County, FL, School District, General Obligation:
5.00%, 7/1/2038	500,000	551,544
5.00%, 7/1/2042	970,000	1,063,465
Broward County, FL, School District, Revenue 5.00%, 1/1/2047	2,225,000	2,404,977
Broward County, FL, Water & Sewer Utility Revenue Series A, 4.00%, 10/1/2043	750,000	758,345
Central Florida Expressway Authority Revenue 4.00%, 7/1/2038 (c)	730,000	735,915
City of Jacksonville FL:
Series A, 5.00%, 10/1/2030	1,800,000	2,038,465
Series A, 5.00%, 10/1/2034	500,000	559,233
City of Tallahassee FL Energy System Revenue:
5.00%, 10/1/2030	500,000	539,183
5.00%, 10/1/2031	545,000	587,533
City of Tampa FL Water & Wastewater System Revenue Series A, 4.00%, 10/1/2044	2,400,000	2,413,522
Security Description	Principal Amount	Value
County of Broward FL Tourist Development Tax Revenue:
4.00%, 9/1/2035	$ 1,000,000	$ 1,018,821
4.00%, 9/1/2036	2,800,000	2,847,434
4.00%, 9/1/2040	2,000,000	2,012,326
5.00%, 9/1/2026	2,275,000	2,460,557
5.00%, 9/1/2028	1,500,000	1,654,631
5.00%, 9/1/2032	655,000	736,348
County of Hillsborough FL Revenue 3.00%, 8/1/2046	2,250,000	1,852,408
County of Miami-Dade FL Transit System Class A, 4.00%, 7/1/2044	1,500,000	1,472,267
County of Miami-Dade FL Water & Sewer System Revenue:
4.00%, 10/1/2038	810,000	814,756
4.00%, 10/1/2041	1,420,000	1,412,597
4.00%, 10/1/2044	2,280,000	2,234,884
5.00%, 10/1/2034	725,000	798,851
5.00%, 10/1/2035	650,000	715,096
5.00%, 10/1/2046	775,000	837,564
Series A, 4.00%, 10/1/2039	510,000	511,231
Series A, 5.00%, 10/1/2030	835,000	888,363
Series B, 4.00%, 10/1/2037	710,000	713,838
Series B, 5.00%, 10/1/2027	505,000	564,705
County of Miami-Dade FL, General Obligation 5.00%, 7/1/2045	600,000	646,165
County of Miami-Dade Seaport Department Revenue 4.00%, 10/1/2043	2,840,000	2,668,343
County of Polk FL Utility System Revenue 4.00%, 10/1/2043	2,900,000	2,873,543
East Central Regional Wastewater Treatment Facilities Operation Board Revenue 5.00%, 10/1/2039	220,000	234,333
Florida Department of Management Services:
Series A, COPs, 2.00%, 11/1/2038	725,000	531,815
Series A, COPs, 3.00%, 11/1/2035	1,000,000	883,215
Series A, COPs, 3.00%, 11/1/2037	950,000	801,759
Florida, Department of Transportation Revenue:
3.00%, 7/1/2034	1,045,000	974,424
5.00%, 7/1/2032	525,000	589,518
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2024	170,000	179,785
Series B, 5.00%, 6/1/2023	195,000	200,972

See accompanying notes to financial statements.
117

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2023	$ 335,000	$ 345,791
Series A, 5.00%, 7/1/2024	740,000	781,817
Series A, 5.00%, 7/1/2025	430,000	464,396
Series A, 5.00%, 7/1/2026	245,000	269,796
Series A, 5.00%, 7/1/2027	515,000	575,886
Series A, 5.00%, 7/1/2028	750,000	848,804
Series B, 5.00%, 7/1/2023	485,000	500,623
Series B, 5.00%, 7/1/2025	320,000	345,597
Florida, State Department of Environmental Protection Revenue:
5.00%, 7/1/2026	130,000	137,086
Series A, 5.00%, 7/1/2023	270,000	278,670
Series A, 5.00%, 7/1/2025	105,000	113,621
Series A, 5.00%, 7/1/2026	350,000	377,891
Series A, 5.00%, 7/1/2027	545,000	611,610
Series A, 5.00%, 7/1/2028	275,000	312,044
Florida, State Department of Management Services:
Series A, 5.00%, 8/1/2023	195,000	201,685
Series A, 5.00%, 8/1/2025	170,000	184,073
Florida, State Department of Management Services Revenue Series A, 5.00%, 9/1/2025	160,000	173,493
Florida, State General Obligation:
5.00%, 7/1/2026	500,000	553,823
5.00%, 6/1/2027	890,000	1,003,935
Class A, 5.00%, 6/1/2029	775,000	896,639
5.00%, 7/1/2029	500,000	558,106
Class B, 5.00%, 7/1/2031	1,000,000	1,128,442
Series A, 4.00%, 6/1/2037	225,000	229,306
Series A, 4.00%, 6/1/2038	475,000	481,211
Series A, 5.00%, 6/1/2023	635,000	654,447
Series A, 5.00%, 6/1/2027	500,000	538,046
Series A, 5.00%, 7/1/2027	125,000	137,902
Series B, 5.00%, 6/1/2024	3,000,000	3,172,674
Series B, 5.00%, 6/1/2027	100,000	105,274
Series B, 5.00%, 6/1/2028	895,000	1,006,044
Series B, 5.00%, 6/1/2030	135,000	149,314
Series C, 2.63%, 6/1/2037	300,000	248,820
Series C, 4.00%, 6/1/2031	310,000	325,783
Series C, 5.00%, 6/1/2025	60,000	63,315
Series C, 5.00%, 6/1/2026	175,000	184,432
Series C, 5.00%, 6/1/2027	500,000	550,744
Series C, 5.00%, 6/1/2031	1,000,000	1,140,641
Series E, 2.38%, 6/1/2031	295,000	269,248
Series E, 5.00%, 6/1/2024	225,000	237,951
Series F, 5.00%, 6/1/2024	110,000	116,331
Series F, 5.00%, 6/1/2027	135,000	148,701
Series F, 5.00%, 6/1/2029	125,000	136,511
Florida's Turnpike Enterprise Revenue:
Series B, 2.00%, 7/1/2044	565,000	363,991
Series B, 2.13%, 7/1/2046	1,085,000	701,437
Security Description	Principal Amount	Value
Series B, 3.00%, 7/1/2043	$ 725,000	$ 605,911
Series B, 5.00%, 7/1/2024	225,000	237,805
Series C, 5.00%, 7/1/2030	300,000	328,325
Fort Lauderdale, FL, Water & Sewer Revenue 4.00%, 9/1/2043	325,000	327,673
Gainesville, FL, Utilities System Revenue:
Series A, 5.00%, 10/1/2023	110,000	114,415
Series A, 5.00%, 10/1/2024	125,000	132,832
Series A, 5.00%, 10/1/2032	270,000	296,489
Series A, 5.00%, 10/1/2034	250,000	272,847
Series A, 5.00%, 10/1/2035	500,000	544,713
Series A, 5.00%, 10/1/2036	500,000	544,034
Series A, 5.00%, 10/1/2037	500,000	543,410
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue Series B, 5.00%, 10/1/2042	290,000	306,654
Jacksonville, FL, Special Revenue:
5.00%, 10/1/2031	270,000	285,215
Series A, 5.00%, 10/1/2030	270,000	296,432
Series B, 5.00%, 10/1/2024	580,000	615,294
Series B, 5.00%, 10/1/2025	245,000	265,314
Series B, 5.00%, 10/1/2028	500,000	551,700
Jacksonville, FL, Transit Revenue:
5.00%, 10/1/2027	395,000	428,781
5.00%, 10/1/2029	685,000	739,792
Jacksonville, FL, Transportation Authority Revenue 5.00%, 8/1/2035	385,000	410,953
JEA Water & Sewer System Revenue Series A, 5.00%, 10/1/2032	550,000	636,555
JEA, FL, Electric System Revenue:
Series A, 5.00%, 10/1/2033	65,000	67,422
Series B, 5.00%, 10/1/2029	215,000	237,126
Series B, 5.00%, 10/1/2030	125,000	137,329
Series III B, 3.38%, 10/1/2034	150,000	148,220
Series III B, 5.00%, 10/1/2026	265,000	290,273
JEA, FL, Water & Sewer System Revenue:
Series A, 3.00%, 10/1/2037	500,000	443,260
Series A, 3.25%, 10/1/2035	100,000	94,160
Series A, 3.25%, 10/1/2036	250,000	233,531
Series A, 3.38%, 10/1/2041	615,000	553,930
Series A, 4.00%, 10/1/2039	425,000	424,061
Series A, 5.00%, 10/1/2028	185,000	207,075
Series A, 5.00%, 10/1/2029	295,000	329,772
Series A, 5.00%, 10/1/2034	625,000	707,231
Series A, 5.00%, 10/1/2035	585,000	660,727
JEA,FL, Water & Sewer System Revenue Series A, 5.00%, 10/1/2024	600,000	637,595

See accompanying notes to financial statements.
118

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Lakeland, FL, Department of Electric Utilities Revenue:
2.88%, 10/1/2029	$ 610,000	$ 612,906
5.00%, 10/1/2025	125,000	136,017
Lee County School Board/The COPs, 5.00%, 8/1/2025	1,160,000	1,254,587
Miami Beach, FL, Water & Sewer Revenue 4.00%, 9/1/2042	475,000	468,584
Miami-Dade County, FL, General Obligation:
2.38%, 7/1/2040	955,000	701,485
4.00%, 7/1/2044	655,000	627,345
5.00%, 7/1/2029	130,000	139,891
5.00%, 7/1/2034	500,000	539,315
5.00%, 7/1/2043	1,000,000	1,079,295
Series A, 5.00%, 7/1/2023	200,000	206,523
Series A, 5.00%, 7/1/2029	210,000	229,160
Series A, 5.00%, 7/1/2035	525,000	565,665
Series B, 4.00%, 7/1/2035	100,000	100,609
Series B, 5.00%, 7/1/2029	405,000	425,941
Series D, 5.00%, 7/1/2034	515,000	555,494
Miami-Dade County, FL, Revenue:
Series B, 3.13%, 4/1/2037	230,000	210,773
Series B, 5.00%, 4/1/2027	305,000	333,745
Series B, 5.00%, 4/1/2028	565,000	616,555
Miami-Dade County, FL, School Board, General Obligation:
3.25%, 3/15/2033	270,000	266,516
5.00%, 3/15/2030	250,000	274,260
5.00%, 3/15/2036	505,000	539,022
5.00%, 3/15/2041	115,000	122,045
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
3.00%, 7/1/2028	150,000	151,614
3.00%, 7/1/2038	585,000	523,304
3.13%, 7/1/2029	130,000	131,094
4.00%, 7/1/2045	1,930,000	1,884,522
Miami-Dade County, FL, Water & Sewer System Revenue:
Series A, 4.00%, 10/1/2044	500,000	490,106
Series B, 3.13%, 10/1/2039	500,000	444,764
Series B, 4.00%, 10/1/2049	3,000,000	2,889,886
Orange County, FL, School Board:
Series A, 5.00%, 8/1/2032	690,000	797,219
Series C, 5.00%, 8/1/2028	500,000	539,534
Series C, 5.00%, 8/1/2029	500,000	539,534
Series C, 5.00%, 8/1/2033	450,000	489,745
Series C, 5.00%, 8/1/2034	175,000	190,174
Series D, 5.00%, 8/1/2029	310,000	334,511
Series D, 5.00%, 8/1/2031	450,000	485,580
Series D, 5.00%, 8/1/2032	110,000	118,697
Orange County, FL, Tourist Development Tax Revenue 5.00%, 10/1/2030	280,000	321,629
Security Description	Principal Amount	Value
Orlando County, FL, Capital Improvement Special Revenue Series B, 5.00%, 10/1/2043	$ 500,000	$ 554,334
Orlando County, FL, Utilities Commission Revenue:
Series A, 5.00%, 10/1/2029	550,000	613,401
Series A, 5.00%, 10/1/2032	65,000	69,210
Palm Beach County, FL, School Board:
Series A, 5.00%, 8/1/2026	150,000	164,036
Series A, 5.00%, 8/1/2027	1,140,000	1,263,565
Series A, 5.00%, 8/1/2039	675,000	744,363
Series B, 5.00%, 8/1/2023	115,000	118,992
Series B, COPs, 5.00%, 8/1/2026	915,000	1,000,621
Series C, 5.00%, 8/1/2029	250,000	278,523
Series D, 5.00%, 8/1/2028	100,000	106,406
Palm Beach, FL, Revenue:
5.00%, 5/1/2036	395,000	428,664
5.00%, 5/1/2038	450,000	487,669
Polk, FL, County School District Revenue:
5.00%, 10/1/2029	545,000	623,072
5.00%, 10/1/2031	500,000	565,693
5.00%, 10/1/2033	650,000	729,808
Port State Lucie, FL, Special Assessment:
3.00%, 7/1/2037	410,000	371,944
3.00%, 7/1/2041	510,000	436,260
3.25%, 7/1/2045	125,000	107,556
Reedy Creek, FL, Improvement District, General Obligation:
Series A, 4.00%, 6/1/2031	500,000	525,397
Series A, 4.00%, 6/1/2035	375,000	383,233
Series A, 5.00%, 6/1/2033	500,000	550,316
Series A, 5.00%, 6/1/2036	500,000	548,606
Series A, 5.00%, 6/1/2037	450,000	492,986
School District of Broward County, General Obligation 5.00%, 7/1/2045	625,000	705,055
South Florida Water Management District:
5.00%, 10/1/2027	165,000	180,303
5.00%, 10/1/2031	175,000	189,923
5.00%, 10/1/2032	300,000	325,583
5.00%, 10/1/2035	105,000	113,837
5.00%, 10/1/2036	370,000	400,316
State of Florida Department of Transportation Revenue 3.00%, 7/1/2031	1,005,000	989,765
State of Florida Department of Transportation Turnpike System Revenue:
3.00%, 7/1/2046	2,220,000	1,813,968
Series A, 3.00%, 7/1/2036	590,000	537,921
Series A, 4.00%, 7/1/2036	560,000	566,195

See accompanying notes to financial statements.
119

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series A, Class A, 4.00%, 7/1/2039	$ 1,855,000	$ 1,845,801
Series A, 5.00%, 7/1/2023	550,000	568,047
State of Florida, General Obligation:
Series A, Class A, 5.00%, 6/1/2033	4,000,000	4,817,735
Series B, 5.00%, 6/1/2028	950,000	1,084,226
Tallahassee, FL, Energy System Revenue:
5.00%, 10/1/2029	225,000	238,083
5.00%, 10/1/2032	195,000	210,029
5.00%, 10/1/2036	100,000	107,417
Tallahassee, FL, Utility System Revenue:
5.00%, 10/1/2033	225,000	238,539
5.00%, 10/1/2036	600,000	635,159
Tampa, FL, Bay Water Revenue Series A, 5.00%, 10/1/2036	125,000	136,711
Tohopekaliga, FL, Water Authority Utility System Revenue:
4.00%, 10/1/2034	110,000	114,898
5.00%, 10/1/2023	125,000	130,002
University of Florida Department of Housing & Residence Education 2.25%, 7/1/2046	865,000	578,589
		130,604,834
GEORGIA — 1.5%
Athens-Clarke County GA Unified Gov't Water & Sewerage Revenue 5.00%, 1/1/2025	130,000	139,220
Atlanta, GA, Water & Wastewater System Revenue:
5.00%, 11/1/2025	210,000	225,906
5.00%, 7/1/2036	660,000	719,906
5.00%, 7/1/2038	495,000	535,241
Series A, 5.00%, 11/1/2034	425,000	464,138
Series A, 5.00%, 11/1/2037	625,000	678,146
Series B, 3.50%, 11/1/2043	225,000	204,516
Series B, 5.00%, 11/1/2028	560,000	625,236
Series B, 5.00%, 11/1/2033	3,000,000	3,281,265
Series C, 4.00%, 11/1/2038	1,140,000	1,144,262
City of Atlanta GA Airport Passenger Facility Charge Revenue Series F-SUB, 5.00%, 7/1/2022	600,000	600,000
City of Atlanta GA Department of Aviation Class A, 5.00%, 7/1/2047	5,000,000	5,447,693
City of Atlanta GA Water & Wastewater Revenue 5.00%, 11/1/2030	545,000	602,209
Security Description	Principal Amount	Value
City of Columbus, GA, General Obligation 5.00%, 1/1/2029	$ 1,965,000	$ 2,248,278
County of Forsyth GA, General Obligation 5.00%, 9/1/2023	1,650,000	1,712,331
Forsyth County School District, General Obligation 5.00%, 2/1/2032	570,000	656,825
Georgia Ports Authority Revenue:
3.00%, 7/1/2046	715,000	582,351
4.00%, 7/1/2037	1,000,000	1,008,541
Georgia State Road & Tollway Authority Revenue:
Series A-BIDD, 4.00%, 7/15/2035	500,000	523,961
Series A-BIDD, 4.00%, 7/15/2044	510,000	513,898
Georgia, State General Obligation:
5.00%, 2/1/2024	2,530,000	2,654,343
Series A, 5.00%, 2/1/2026	1,065,000	1,169,474
Series A, 5.00%, 7/1/2026	525,000	581,302
Series A, 5.00%, 7/1/2028	900,000	1,030,373
Series A, 5.00%, 8/1/2028	1,195,000	1,369,796
Series A, 5.00%, 7/1/2031	165,000	186,290
Series A-1, 5.00%, 2/1/2025	1,470,000	1,579,126
Series A-1, 5.00%, 2/1/2026	215,000	236,091
Series A-2, 5.00%, 2/1/2025	250,000	261,814
Series A-2, 5.00%, 2/1/2031	505,000	557,463
Series C, 5.00%, 7/1/2025	4,000,000	4,336,880
Series C, 5.00%, 7/1/2030	510,000	568,545
Series C-1, 4.00%, 1/1/2025	300,000	314,483
Series E, 5.00%, 12/1/2025	360,000	393,827
Series F, 5.00%, 1/1/2024	545,000	570,606
Georgia, State Private Colleges & Universities Authority Revenue:
Series B, 3.00%, 10/1/2043	155,000	121,868
Series B, 4.00%, 10/1/2038	315,000	315,221
Gwinnett County School District, General Obligation 5.00%, 8/1/2026	3,065,000	3,399,398
Henry County School District, General Obligation:
4.00%, 8/1/2024	1,465,000	1,520,963
4.00%, 8/1/2033	2,000,000	2,138,498
Metropolitan Atlanta Rapid Transit Authority Revenue Series C, 3.25%, 7/1/2039	560,000	507,471
Private Colleges & Universities Authority, Revenue:
Series B, 4.00%, 9/1/2041	780,000	773,239
Series B, 5.00%, 9/1/2025	860,000	932,249
State of Georgia, General Obligation:
4.00%, 8/1/2034	885,000	933,657
Series A, 3.00%, 7/1/2041	800,000	723,472
Series A, 4.00%, 7/1/2038	1,580,000	1,644,117

See accompanying notes to financial statements.
120

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2025	$ 580,000	$ 628,848
Series A-BIDDING GROUP 1, 5.00%, 7/1/2029	810,000	939,268
		52,302,605
HAWAII — 1.0%
City & County Honolulu HI Wastewater System Revenue:
5.00%, 7/1/2036	1,000,000	1,115,678
Series A, 4.00%, 7/1/2044	500,000	492,897
City & County of Honolulu HI, General Obligation:
5.00%, 9/1/2030	1,735,000	1,958,034
VRN, 5.00%, 9/1/2030 (b)	1,200,000	1,234,001
5.00%, 8/1/2032	565,000	639,814
City & County of Honolulu, HI, General Obligation:
4.00%, 7/1/2041	500,000	505,453
5.00%, 3/1/2026	710,000	779,389
5.00%, 3/1/2027	500,000	559,487
5.00%, 7/1/2033	750,000	852,158
Series B, 5.00%, 3/1/2025	550,000	591,205
Hawaii, State General Obligation:
5.00%, 10/1/2030	660,000	733,924
Series EO, 5.00%, 8/1/2026	185,000	195,566
Series EY, 5.00%, 10/1/2026	640,000	695,361
Series EY, 5.00%, 10/1/2027	675,000	731,626
Series FB, 4.00%, 4/1/2029	495,000	519,969
Series FE, 5.00%, 10/1/2024	260,000	276,821
Series FG, 4.00%, 10/1/2032	300,000	312,778
Series FG, 5.00%, 10/1/2029	395,000	434,337
Series FH, 4.00%, 10/1/2031	285,000	298,351
Series FH, 5.00%, 10/1/2027	370,000	408,415
Series FK, 4.00%, 5/1/2023	110,000	112,086
Series FK, 5.00%, 5/1/2034	480,000	525,411
Series FN, 5.00%, 10/1/2022	300,000	302,604
Series FN, 5.00%, 10/1/2025	335,000	364,636
Series FT, 4.00%, 1/1/2037	100,000	104,067
Series FT, 5.00%, 1/1/2023	700,000	711,889
Series FT, 5.00%, 1/1/2027	115,000	127,976
Series FT, 5.00%, 1/1/2029	2,025,000	2,271,728
Series FT, 5.00%, 1/1/2031	1,995,000	2,220,027
Series FT, 5.00%, 1/1/2036	250,000	273,925
Series FW, 5.00%, 1/1/2037	1,500,000	1,660,179
Hawaii, State Highway Revenue:
5.00%, 1/1/2036	500,000	564,815
Series B, 5.00%, 1/1/2025	200,000	213,682
Series B, 5.00%, 1/1/2027	215,000	236,846
Series B, 5.00%, 1/1/2029	265,000	290,020
Honolulu, HI, City & County Board of Water Supply Revenue Series A, 5.00%, 7/1/2029	65,000	68,817
Honolulu, HI, City & County Wastewater System Revenue:
Series A, 4.00%, 7/1/2042	305,000	303,414
Series A, 5.00%, 7/1/2035	500,000	549,503
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2036	$ 255,000	$ 275,450
Series A, 5.00%, 7/1/2037	2,115,000	2,312,318
Series B, 4.00%, 7/1/2032	560,000	582,838
Series B, 5.00%, 7/1/2022	100,000	100,000
Series B, 5.00%, 7/1/2024	170,000	179,914
Honolulu, HI, City & County, General Obligation:
5.00%, 3/1/2031	500,000	574,113
Series A, 5.00%, 10/1/2028	150,000	161,932
Series A, 5.00%, 10/1/2032	185,000	198,244
Series A, 5.00%, 9/1/2034	1,750,000	1,950,180
Series B, 5.00%, 10/1/2029	530,000	570,677
Series B, 5.00%, 10/1/2030	210,000	225,575
Series C, 3.00%, 8/1/2040	1,000,000	876,952
Series C, 5.00%, 7/1/2035	915,000	1,028,337
Series D, 5.00%, 9/1/2023	320,000	332,088
University of Hawaii, Revenue Series E, 5.00%, 10/1/2030	525,000	573,965
		34,179,472
IDAHO — 0.0% (a)
Ada & Boise Counties, Independent School District Boise, General Obligation:
5.00%, 8/1/2029	80,000	88,867
5.00%, 8/1/2030	250,000	276,909
Idaho Housing & Finance Association Sales Tax Revenue:
5.00%, 8/15/2037	500,000	577,840
5.00%, 8/15/2039	750,000	862,427
		1,806,043
ILLINOIS — 1.6%
Champaign County Community Unit School District No 4 Champaign, General Obligation:
5.00%, 1/1/2027	730,000	797,672
5.00%, 1/1/2031	545,000	591,319
5.00%, 1/1/2034	500,000	556,103
Chicago Park District, General Obligation 4.00%, 1/1/2042	500,000	472,237
Chicago Transit Authority Sales Tax Receipts Fund, Rvenue Series A, Class A, 5.00%, 12/1/2046	1,000,000	1,115,455
Chicago, IL, Waterworks Revenue 5.25%, 11/1/2031 (c)	250,000	274,073
Cook County, IL, Revenue 4.00%, 11/15/2039	690,000	654,805
Cook Kane Lake & McHenry Counties, IL, Community College District No. 512, General Obligation Series B, 5.00%, 12/1/2028	535,000	607,729

See accompanying notes to financial statements.
121

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
County of Cook IL Sales Tax Revenue Series A, 4.00%, 11/15/2040	$ 1,745,000	$ 1,641,256
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2023	275,000	278,282
4.00%, 1/1/2025	350,000	363,349
4.00%, 7/1/2025	385,000	401,768
4.00%, 12/1/2035	620,000	625,572
4.00%, 7/1/2038	2,250,000	2,274,551
4.00%, 7/1/2039	1,215,000	1,228,229
4.00%, 7/1/2040	1,150,000	1,159,149
5.00%, 7/1/2023	165,000	170,200
5.00%, 1/1/2024	455,000	475,417
5.00%, 7/1/2024	430,000	454,991
5.00%, 7/1/2025	150,000	162,180
5.00%, 1/1/2027	285,000	311,019
5.00%, 7/1/2027	1,065,000	1,186,336
5.00%, 1/1/2028	250,000	276,290
5.00%, 7/1/2028	125,000	135,580
5.00%, 7/1/2029	165,000	178,506
5.00%, 1/1/2030	350,000	378,162
5.00%, 7/1/2030	400,000	453,179
5.00%, 7/1/2031	2,000,000	2,267,307
5.00%, 7/1/2032	520,000	564,747
5.00%, 7/1/2033	1,120,000	1,234,469
5.00%, 7/1/2036	125,000	134,700
Series A, 5.00%, 10/1/2032	750,000	873,204
Series A, 5.00%, 10/1/2038	485,000	559,455
Illinois, State Finance Clean Water Trust, Revenue:
4.00%, 7/1/2033	1,000,000	1,057,931
4.00%, 7/1/2038	2,000,000	2,025,802
5.00%, 7/1/2030	555,000	643,335
5.00%, 7/1/2035	1,825,000	2,047,531
Illinois, State Toll Highway Authority Revenue:
4.00%, 1/1/2042	2,250,000	2,194,305
Class A, 4.00%, 1/1/2046	615,000	592,379
5.00%, 1/1/2039	610,000	652,867
5.00%, 1/1/2043	435,000	473,660
Series A, 5.00%, 12/1/2032	60,000	63,798
Series A, 5.00%, 1/1/2035	480,000	520,095
Series A, 5.00%, 1/1/2042	500,000	533,603
Series A, 5.00%, 1/1/2045	4,055,000	4,369,022
Series B, 5.00%, 1/1/2030	935,000	1,071,634
Series B, 5.00%, 1/1/2036	215,000	228,051
Series B, 5.00%, 1/1/2037	445,000	458,779
Series B, 5.00%, 1/1/2040	835,000	870,804
Series C, 5.00%, 1/1/2028	315,000	332,339
Series C, 5.00%, 1/1/2036	215,000	223,398
Kane, Cook & DuPage Counties School District No. U-46 Elgin, General Obligation:
Series A, 5.00%, 1/1/2030	385,000	401,062
Series D, 5.00%, 1/1/2032	410,000	427,043
Security Description	Principal Amount	Value
Series D, 5.00%, 1/1/2035	$ 485,000	$ 504,580
Kane, McHenry Cook & De Kalb Counties Unit School District No. 300, General Obligation 5.00%, 1/1/2027	300,000	320,448
Kendall Kane & Will Counties, IL, Community Unit School District No. 308, General Obligation 4.00%, 2/1/2032	510,000	520,425
Metropolitan Water Reclamation District of Greater Chicago, General obligation Series C, 5.00%, 12/1/2031	850,000	975,783
Metropolitan Water Reclamation District of Greater Chicago, General Obligation:
Series A, 5.00%, 12/1/2024	470,000	499,402
Series A, 5.00%, 12/1/2028	350,000	386,111
Sales Tax Securitization Corp.:
Series A, 5.00%, 1/1/2030	1,500,000	1,674,138
Series A, 5.00%, 1/1/2031	750,000	836,634
Series A, 5.00%, 1/1/2040	2,500,000	2,660,224
Sales Tax Securitization Corp., Revenue:
Series A, 5.00%, 1/1/2029	3,825,000	4,219,682
Series A, 5.00%, 1/1/2035	725,000	777,254
Series A, 5.00%, 1/1/2037	900,000	985,995
University of Illinois Revenue Series A, 4.00%, 4/1/2035	250,000	242,189
		56,647,594
INDIANA — 0.6%
City of Fishers, IN, Sewage Works Revenue 4.00%, 7/1/2045	1,400,000	1,394,005
Indiana, Finance Authority Revenue:
4.00%, 10/1/2039	500,000	501,189
4.00%, 8/1/2041	300,000	320,378
4.00%, 10/1/2046	500,000	487,437
5.00%, 2/1/2027	110,000	121,369
5.00%, 2/1/2033	925,000	1,030,217
5.00%, 2/1/2034	500,000	555,442
Series A, 5.00%, 2/1/2028	2,125,000	2,380,886
Series A, 5.00%, 6/1/2028	145,000	163,482
Series A, 5.00%, 6/1/2035	645,000	727,215
Series A, 5.00%, 2/1/2037	975,000	1,081,521
Series A, 5.00%, 2/1/2039	520,000	574,799
Series C, 5.00%, 12/1/2023	145,000	151,405
Series C, 5.00%, 12/1/2024	380,000	405,891
Series C, 5.00%, 12/1/2025	385,000	419,586
Series C, 5.00%, 6/1/2027	225,000	249,304
Series C, 5.00%, 6/1/2028	270,000	298,808
Series C, 5.00%, 2/1/2029	795,000	898,620
Series C, 5.00%, 2/1/2030	2,310,000	2,599,789

See accompanying notes to financial statements.
122

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Indiana, State Finance Authority Revenue Series A, 5.00%, 6/1/2026	$ 680,000	$ 747,942
Indiana, University Revenue:
Series A, 5.00%, 6/1/2023	100,000	103,044
Series W-2, 5.00%, 8/1/2026	340,000	359,632
Indianapolis City, Public Utilities Water System Revenue Series A, 5.00%, 10/1/2033	1,000,000	1,115,203
Indianapolis, IN, Local Public Improvement Bond Bank Revenue:
4.00%, 1/1/2037	670,000	688,739
5.00%, 1/1/2036	610,000	673,236
Series A, 4.00%, 2/1/2038	500,000	512,469
Series A, 5.00%, 2/1/2023	605,000	617,055
Series A, 5.00%, 2/1/2030	500,000	567,889
Series A, 5.00%, 2/1/2044	2,010,000	2,201,827
Purdue University Authority Revenue Series EE, 5.00%, 7/1/2035	500,000	565,692
		22,514,071
IOWA — 0.2%
Iowa, Finance Authority Revenue:
5.00%, 8/1/2023	100,000	103,526
5.00%, 8/1/2024	625,000	662,659
5.00%, 8/1/2037	350,000	381,387
5.00%, 8/1/2046	760,000	847,608
Series A, 5.00%, 8/1/2034	500,000	571,949
Series A, 5.00%, 8/1/2035	1,595,000	1,818,404
Iowa, Higher Education Loan Authority Revenue 5.00%, 12/1/2041	400,000	433,445
Iowa, State General Obligation Series A, 5.00%, 6/1/2034	2,000,000	2,269,744
Iowa, State Revenue:
5.00%, 6/15/2023	100,000	103,102
Series A, 5.00%, 6/1/2028	100,000	109,248
		7,301,072
KANSAS — 0.3%
Butler County, KS, Unified School District No. 385 Andover, General Obligation 5.00%, 9/1/2034	350,000	395,129
Johnson & Miami Counties, KS, Unified School District No. 230 Spring Hills, General Obligation Series B, 4.00%, 9/1/2036	575,000	588,045
Johnson County KS General Obligation Series A, 5.00%, 9/1/2029	550,000	614,638
Johnson County, KS, Unified School District No. 512 Shawnee Mission, General Obligation Series B, 4.00%, 10/1/2036	420,000	431,329
Security Description	Principal Amount	Value
Johnson County, Unified School District No. 233, General Obligation Series B, 5.00%, 9/1/2023	$ 200,000	$ 207,485
Kansas, Development Finance Authority Revenue 5.00%, 5/1/2023	1,790,000	1,839,396
Kansas, State Department of Transportation, Highway Revenue:
5.00%, 9/1/2025	850,000	921,950
5.00%, 9/1/2026	490,000	529,298
5.00%, 9/1/2027	390,000	419,429
5.00%, 9/1/2030	660,000	707,932
5.00%, 9/1/2034	270,000	288,339
Series A, 3.00%, 9/1/2024	150,000	151,978
Series A, 5.00%, 9/1/2026	1,700,000	1,877,218
Series A, 5.00%, 9/1/2029	290,000	306,071
Series A, 5.00%, 9/1/2037	275,000	302,232
Sedgwick County Unified School District No 260 Derby, General Obligation:
4.00%, 9/1/2028	500,000	534,950
Series B, 5.00%, 10/1/2040	500,000	555,538
Sedgwick County Unified School District No. 259 Wichita, General Obligation Series A, 4.00%, 10/1/2024	105,000	109,389
		10,780,346
KENTUCKY — 0.2%
Kentucky, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2024	100,000	105,330
Series A, 5.00%, 7/1/2025	160,000	171,790
Series B, 5.00%, 7/1/2024	125,000	131,663
Series B, 5.00%, 7/1/2025	230,000	246,948
Series B, 5.00%, 7/1/2026	120,000	131,044
Louisville and Jefferson County Metropolitan Sewer District Revenue:
Series A, 2.25%, 5/15/2043	700,000	482,863
Series A, Class A, 4.00%, 5/15/2034	765,000	802,893
Louisville/Jefferson County Metropolitan Gov't Class A, 5.00%, 4/1/2025	3,725,000	4,012,443
University of Kentucky, General Receipts Revenue:
Class A, 3.00%, 10/1/2034	1,500,000	1,404,076
Series A, 3.13%, 10/1/2037	360,000	329,559
Series A, 3.25%, 4/1/2039	255,000	232,807
Series A, 5.00%, 10/1/2026	150,000	163,799
		8,215,215

See accompanying notes to financial statements.
123

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
LOUISIANA — 0.7%
East Baton Rouge, LA, Sewer Commission Revenue:
Series A, 1.30%, 2/1/2041 (b)	$ 755,000	$ 655,536
Series A, 4.00%, 2/1/2038	630,000	632,860
Series A, 4.00%, 2/1/2039	2,000,000	2,000,138
Greater New Orleans, Expressway Commission Revenue 5.00%, 11/1/2047 (c)	305,000	326,079
Jefferson Parish Consolidated Waterworks District No 2 Revenue 4.00%, 2/1/2034	740,000	773,274
Louisiana State, Local Government Environmental Facilities & Community Development Authority Revenue 4.00%, 10/1/2041 (c)	100,000	100,205
Louisiana, State Gas & Fuels Tax Revenue:
Series B, 5.00%, 5/1/2023	265,000	272,291
Series B, 5.00%, 5/1/2025	635,000	682,961
Series B, 5.00%, 5/1/2026	100,000	109,514
Series C, 5.00%, 5/1/2027	500,000	556,833
Series C, 5.00%, 5/1/2028	250,000	278,110
Series C, 5.00%, 5/1/2030	405,000	447,259
Series C, 5.00%, 5/1/2037	325,000	353,962
Louisiana, State General Obligation:
Class A, 5.00%, 3/1/2030	575,000	661,335
Series A, 5.00%, 9/1/2027	560,000	627,003
Series A, 5.00%, 9/1/2030	1,365,000	1,533,885
Series A, 5.00%, 3/1/2033	750,000	849,896
Series A, 5.00%, 3/1/2034	750,000	845,489
Series A, 5.00%, 3/1/2035	740,000	821,663
Series A, 5.00%, 3/1/2036	680,000	753,034
Series A, 5.00%, 3/1/2037	500,000	559,348
Series B, 4.00%, 10/1/2034	285,000	291,675
Series B, 4.00%, 10/1/2035	230,000	235,067
Series B, 4.00%, 10/1/2036	250,000	255,184
Series B, 5.00%, 10/1/2026	875,000	969,200
Series B, 5.00%, 8/1/2027	280,000	307,680
Series C, 5.00%, 8/1/2023	210,000	217,313
Series D, 5.00%, 9/1/2029	390,000	427,737
Series D-1, 5.00%, 12/1/2028	350,000	372,742
Louisiana, State Highway Improvement Revenue Series A, 5.00%, 6/15/2031	70,000	74,055
State of Louisiana Gasoline & Fuels Tax Revenue 3.00%, 5/1/2041	2,280,000	1,888,316
State of Louisiana, General Obligation:
5.00%, 3/1/2037	1,225,000	1,385,909
Series A, 5.00%, 3/1/2026	2,170,000	2,368,495
Security Description	Principal Amount	Value
Series A, 5.00%, 4/1/2030	$ 500,000	$ 546,999
Series A, 5.00%, 3/1/2039	500,000	558,202
		23,739,249
MAINE — 0.1%
Maine, State General Obligation:
Series B, 5.00%, 6/1/2027	700,000	787,186
Series D, 5.00%, 6/1/2026	110,000	121,467
Series D, 5.00%, 6/1/2028	1,435,000	1,636,057
Maine, State Governmental Facilities Authority Revenue 4.00%, 10/1/2033	1,100,000	1,143,669
Maine, State Turnpike Authority Revenue:
Series A, 4.00%, 11/1/2039	425,000	427,671
Series C, 5.00%, 11/1/2027	130,000	138,469
Series C, 5.00%, 11/1/2037	155,000	170,727
		4,425,246
MARYLAND — 4.0%
Baltimore, MD, General Obligation:
4.00%, 3/1/2033	1,460,000	1,549,259
4.00%, 3/1/2034	565,000	588,883
4.00%, 3/1/2035	1,000,000	1,037,339
5.00%, 3/1/2025	1,050,000	1,130,077
5.00%, 3/1/2026	775,000	852,174
5.00%, 3/1/2031	850,000	983,592
Baltimore, MD, Revenue:
5.00%, 3/1/2028	700,000	792,051
Series A, 4.00%, 7/1/2044	3,230,000	3,221,256
Series A, Class A, 4.00%, 7/1/2045	2,795,000	2,766,486
Series A, 5.00%, 7/1/2046	230,000	244,262
Series B, 4.00%, 7/1/2035	330,000	335,720
Baltimore, MD, State General Obligation:
Series B, 5.00%, 10/15/2023	1,300,000	1,352,750
Series B, 5.00%, 10/15/2024	250,000	266,418
Series B, 5.00%, 10/15/2027	500,000	563,847
County of Anne Arundel MD, General Obligation:
5.00%, 10/1/2029	995,000	1,157,357
5.00%, 10/1/2038	530,000	597,366
5.00%, 10/1/2042	545,000	609,853
County of Baltimore MD:
COPs, 5.00%, 3/1/2031	1,800,000	2,099,117
COPs, 5.00%, 3/1/2032	2,260,000	2,663,047
County of Baltimore MD, General Obligation:
4.00%, 3/1/2038	1,250,000	1,277,219
5.00%, 3/1/2029	900,000	1,039,048
County of Frederick MD, General Obligation Series A, 4.00%, 10/1/2032	1,750,000	1,894,139

See accompanying notes to financial statements.
124

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
County of Montgomery, MD, General Obligation:
5.00%, 11/1/2025	$ 540,000	$ 589,702
Series A, 5.00%, 11/1/2032	575,000	648,590
Series D, 4.00%, 11/1/2029	525,000	561,655
Harford County, MD, General Obligation:
Series B, 5.00%, 7/1/2026	500,000	553,419
Series B, Class B, 5.00%, 7/1/2028	500,000	571,829
Howard County, MD, General Obligation:
Series A, 5.00%, 2/15/2031	4,000,000	4,480,476
Series D, 5.00%, 2/15/2026	520,000	571,259
Series D, 5.00%, 2/15/2029	1,970,000	2,230,200
Maryland, Stadium Authority Revenue:
5.00%, 5/1/2027	1,020,000	1,130,065
5.00%, 5/1/2031	4,925,000	5,421,489
5.00%, 5/1/2034	2,000,000	2,185,020
5.00%, 5/1/2038	200,000	216,759
Maryland, State Department of Transportation Revenue:
3.00%, 10/1/2033	3,500,000	3,449,511
3.25%, 7/1/2036	150,000	143,418
4.00%, 9/1/2025	445,000	469,317
4.00%, 12/15/2025	290,000	297,466
4.00%, 11/1/2027	850,000	881,017
4.00%, 7/1/2045	2,525,000	2,499,240
5.00%, 12/15/2023	175,000	183,013
5.00%, 2/1/2024	345,000	351,894
5.00%, 11/1/2026	105,000	111,582
5.00%, 5/1/2027	1,435,000	1,542,135
5.00%, 10/1/2028	525,000	579,428
5.00%, 10/1/2033	520,000	601,842
Series A, 5.00%, 7/1/2030	2,450,000	2,826,664
Series A, 5.00%, 7/1/2046	2,475,000	2,750,058
Maryland, State General Obligation:
4.00%, 6/1/2030	100,000	102,400
5.00%, 8/1/2023	2,000,000	2,070,955
5.00%, 3/15/2024	2,290,000	2,410,002
5.00%, 6/1/2024	605,000	639,823
Class B, 5.00%, 8/1/2027	3,285,000	3,710,868
5.00%, 8/1/2028	1,460,000	1,671,783
5.00%, 8/1/2031	825,000	930,114
5.00%, 8/1/2032	560,000	648,703
5.00%, 3/15/2033	1,995,000	2,292,574
Series A, 4.00%, 3/15/2030	1,760,000	1,861,797
Series A, 5.00%, 8/1/2023	260,000	269,224
Series A, 5.00%, 3/1/2025	210,000	214,736
Series A, 5.00%, 3/15/2025	1,020,000	1,098,743
Series A, 5.00%, 8/1/2025	360,000	391,031
Series A, 5.00%, 3/1/2026	225,000	230,074
Series A, 5.00%, 3/15/2026	1,060,000	1,166,455
Series A, 5.00%, 8/1/2026	5,255,000	5,826,167
Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2027	$ 1,130,000	$ 1,268,009
Series A, 5.00%, 3/1/2028	4,000,000	4,555,432
Series A, 5.00%, 3/15/2028	2,330,000	2,636,318
Series A, 5.00%, 8/1/2028	3,245,000	3,715,709
Series A, 5.00%, 3/15/2029	1,350,000	1,559,370
Series A, 5.00%, 8/1/2029	2,000,000	2,321,591
Series A, 5.00%, 3/15/2030	500,000	561,994
Series A, 5.00%, 8/1/2030	515,000	601,544
Series A, 5.00%, 3/15/2031	1,060,000	1,188,739
Series A, 5.00%, 8/1/2031	2,050,000	2,346,010
Series A GROUP 2, 4.00%, 3/15/2035	1,260,000	1,313,387
Series B, 4.00%, 8/1/2025	180,000	189,637
Series B, 5.00%, 8/1/2022	550,000	551,526
Series B, 5.00%, 8/1/2024	1,045,000	1,109,282
Series B, 5.00%, 8/1/2025	2,120,000	2,302,739
Series B, 5.00%, 8/1/2026	2,030,000	2,250,641
Series B, 5.00%, 8/1/2027	680,000	768,155
Series C, 3.00%, 8/1/2026	3,500,000	3,602,275
Series C, 4.00%, 3/1/2028	3,000,000	3,238,827
Series C, 5.00%, 8/1/2024	1,350,000	1,433,043
Series GRO, 5.00%, 3/15/2029	675,000	779,685
Maryland, State Health & Higher Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2022	100,000	100,000
Montgomery, MD, State General Obligation:
Series A, 3.00%, 8/1/2032	900,000	895,011
Series A, 3.00%, 11/1/2034	500,000	483,085
Series B, 4.00%, 12/1/2025	355,000	363,917
Series B, 5.00%, 6/1/2023	500,000	515,083
Series B, 5.00%, 12/1/2024	105,000	109,610
Series C, 4.00%, 10/1/2030	410,000	436,623
Prince George County, MD, General Obligation Series A, 5.00%, 7/15/2025	525,000	569,700
Prince George's County, MD, General Obligation:
Series A, 4.00%, 7/15/2032	660,000	697,566
Series A, 5.00%, 7/1/2023	500,000	516,557
Series A, 5.00%, 7/15/2025	675,000	732,471
Series B, 5.00%, 9/15/2029	525,000	610,325
Washington, MD, Suburban Sanitary Commission, Revenue:
2.00%, 12/1/2044	2,380,000	1,564,158
2.65%, 6/1/2026	500,000	502,037
3.00%, 6/1/2027	800,000	819,835
3.00%, 6/15/2034	285,000	278,076
4.00%, 6/1/2036	2,295,000	2,361,702
5.00%, 6/15/2024	200,000	211,772
5.00%, 6/1/2030	745,000	870,362
		139,335,560

See accompanying notes to financial statements.
125

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
MASSACHUSETTS — 3.6%
Boston, MA, General Obligation Series A, 5.00%, 3/1/2023	$ 810,000	$ 828,428
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue:
Series A, 5.00%, 6/15/2025	750,000	790,138
Series A, 5.00%, 6/15/2026	525,000	565,378
Commonwealth of Massachusetts Transportation Fund Revenue:
5.00%, 6/1/2035	590,000	614,734
5.00%, 6/1/2041	1,620,000	1,770,698
Class A, 5.00%, 6/1/2043	530,000	592,863
Series A, 5.00%, 6/1/2024	120,000	126,768
Series A, 5.00%, 6/1/2027	160,000	168,128
Series A, 5.00%, 6/1/2032	2,235,000	2,333,825
Series A, 5.00%, 6/1/2034	865,000	901,763
Series A, 5.00%, 6/1/2043	105,000	113,111
Series A, 5.25%, 6/1/2043	3,000,000	3,299,337
Commonwealth of Massachusetts, General Obligation:
2.00%, 9/1/2042	1,600,000	1,101,217
2.38%, 9/1/2043	2,255,000	1,636,372
2.38%, 9/1/2044	1,650,000	1,176,931
2.38%, 9/1/2046	1,400,000	968,085
5.00%, 7/1/2026	600,000	663,377
5.00%, 5/1/2028	530,000	602,410
5.00%, 7/1/2030	500,000	581,917
5.00%, 1/1/2039	755,000	829,495
5.00%, 5/1/2042	530,000	581,623
5.00%, 5/1/2044	980,000	1,071,676
Series A, 5.00%, 1/1/2024	3,675,000	3,846,000
Series A, 5.00%, 7/1/2024	670,000	709,343
Series A, 5.00%, 7/1/2025	585,000	634,269
Series D, 5.00%, 2/1/2033	635,000	691,652
Series E, 3.00%, 12/1/2023	2,000,000	2,033,371
Series E, 5.00%, 9/1/2037	525,000	578,433
Series E, 5.25%, 9/1/2043	690,000	761,061
Massachusetts School Building Authority, Revenue:
Series A, 5.00%, 8/15/2033	500,000	570,778
Series A, 5.00%, 2/15/2044	890,000	965,493
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Series C, 5.00%, 1/1/2034	760,000	847,524
Massachusetts, Bay Transportation Authority, Revenue Series A, 2.00%, 7/1/2028	140,000	132,263
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
4.00%, 5/1/2025	1,305,000	1,368,660
5.00%, 7/1/2029	850,000	973,917
Security Description	Principal Amount	Value
Series A, Zero Coupon, 7/1/2032	$ 2,000,000	$ 1,411,473
Series A-1, 4.00%, 7/1/2039	550,000	548,762
Series A-2, 5.00%, 7/1/2041	640,000	685,857
Series A-2, 5.00%, 7/1/2042	2,295,000	2,455,867
Series B, 5.00%, 7/1/2026	250,000	270,230
Series B, 5.00%, 7/1/2030	145,000	154,791
Massachusetts, State Clean Water Trust Revenue:
5.00%, 8/1/2026	500,000	554,345
5.00%, 2/1/2031	250,000	269,660
Series 20, 5.00%, 2/1/2030	905,000	958,712
Series 20, 5.00%, 2/1/2042	50,000	52,232
Series 23B, 5.00%, 2/1/2026	805,000	883,677
Massachusetts, State College Building Authority Revenue:
Series A, 5.00%, 5/1/2031	750,000	872,190
Series A, 5.00%, 5/1/2032	600,000	704,167
Series A, 5.00%, 5/1/2037	250,000	269,925
Massachusetts, State Development Finance Agency Revenue:
5.00%, 4/1/2026	840,000	915,705
5.00%, 4/1/2032	130,000	142,142
5.00%, 10/1/2033 (b)	500,000	517,503
Series A, 4.00%, 7/15/2036	575,000	592,585
Series A, 5.00%, 7/15/2022	700,000	700,745
Series A, 5.00%, 7/15/2027	100,000	110,323
Series A, 5.00%, 10/15/2027	2,000,000	2,260,681
Series A, 5.00%, 7/15/2028	115,000	126,639
Series A, 5.00%, 7/15/2030	140,000	153,999
Series T, 4.00%, 7/1/2042	100,000	97,469
Massachusetts, State General Obligation:
3.00%, 7/1/2039	3,615,000	3,150,833
5.00%, 7/1/2027	600,000	675,437
5.00%, 7/1/2029	675,000	778,513
5.00%, 7/1/2040	520,000	580,512
5.00%, 7/1/2045	2,835,000	3,135,639
Series A, 3.00%, 3/1/2035	3,645,000	3,309,567
Series A, 5.00%, 4/1/2034	100,000	108,816
Series A, 5.00%, 4/1/2036	190,000	205,551
Series A, 5.00%, 1/1/2037	100,000	109,171
Series A, 5.00%, 3/1/2037	110,000	113,367
Series A, 5.00%, 4/1/2037	150,000	162,007
Series A, 5.00%, 3/1/2038	100,000	103,006
Series A, 5.00%, 1/1/2042	135,000	146,237
Series A, 5.00%, 4/1/2042	250,000	268,059
Series A, 5.00%, 1/1/2044	3,000,000	3,238,705
Series A, VRN, 5.00%, 6/1/2044 (b)	3,000,000	3,088,025
Series A, 5.00%, 1/1/2045	1,150,000	1,240,304
Series A, 5.25%, 1/1/2044	800,000	883,145
Series B, 2.50%, 3/1/2043	500,000	375,582
Series B, 5.00%, 7/1/2023	800,000	826,091
Series B, 5.00%, 7/1/2024	900,000	952,849

See accompanying notes to financial statements.
126

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2025	$ 1,500,000	$ 1,626,330
Series B, 5.00%, 7/1/2027	115,000	129,459
Series B, 5.00%, 7/1/2028	830,000	945,265
Series B, 5.00%, 7/1/2030	250,000	290,959
Series B, 5.00%, 7/1/2036	100,000	106,948
Series C, 5.00%, 10/1/2027	350,000	395,409
Series D, 3.00%, 11/1/2038	750,000	658,667
Series D, 3.00%, 11/1/2041	2,200,000	1,878,668
Series D, 3.00%, 11/1/2042	1,975,000	1,669,397
Series D, 4.00%, 11/1/2035	1,290,000	1,324,266
Series D, 4.00%, 11/1/2036	900,000	918,217
Series D, 4.00%, 11/1/2037	2,000,000	2,021,606
Series D, 4.00%, 11/1/2041	650,000	648,648
Series D, 5.00%, 7/1/2023	605,000	624,731
Series D, 5.00%, 7/1/2027	250,000	281,432
Series E, 3.00%, 4/1/2044	180,000	150,073
Series E, 5.00%, 9/1/2027	965,000	1,088,926
Series E, 5.00%, 11/1/2027	960,000	1,085,804
Series E, 5.00%, 9/1/2029	380,000	381,439
Series E, 5.00%, 11/1/2045	1,735,000	1,925,544
Series F, 5.00%, 11/1/2040	510,000	552,004
Series G, 5.00%, 9/1/2029	500,000	577,805
Series H, 5.00%, 12/1/2022	195,000	197,838
Series I, 5.00%, 12/1/2034	395,000	427,180
Series J, 4.00%, 12/1/2039	225,000	225,278
Series J, 4.00%, 12/1/2045	150,000	149,347
Series J, 5.00%, 12/1/2036	110,000	118,320
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 4.00%, 8/15/2045	2,500,000	2,474,337
Series A, 5.00%, 2/15/2033	110,000	115,502
Series A, 5.00%, 2/15/2036	1,655,000	1,737,773
Series B, 4.00%, 2/15/2040	400,000	399,033
Series B, 5.00%, 11/15/2029	125,000	137,125
Series C, 5.00%, 8/15/2025	135,000	146,547
Series C, 5.00%, 11/15/2034	420,000	451,244
Massachusetts, State Water Resources Authority Revenue:
5.00%, 8/1/2043	510,000	570,152
Series B, 5.00%, 8/1/2027	2,950,000	3,324,902
Series C-GREEN BOND, 4.00%, 8/1/2040	160,000	160,121
Series C-GREEN BOND, 5.00%, 8/1/2031	2,050,000	2,265,936
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue:
Series A, 5.00%, 1/1/2028	2,000,000	2,259,530
Series C, 5.00%, 1/1/2024	1,795,000	1,879,064
University of Massachusetts Building Authority Revenue:
5.00%, 11/1/2037	140,000	152,333
Series 1, 5.00%, 11/1/2032	1,000,000	1,123,009
Series 1, 5.00%, 11/1/2033	2,000,000	2,239,359
Series 1, 5.00%, 11/1/2039	40,000	42,662
Security Description	Principal Amount	Value
Series 1, 5.00%, 11/1/2044	$ 105,000	$ 111,988
Series 1, 5.25%, 11/1/2042	825,000	901,292
Series 2019-1, 5.00%, 5/1/2029	2,270,000	2,580,720
Series 2021-1-SENIOR, 5.00%, 11/1/2026	4,780,000	5,300,803
Series 2021-1-SENIOR, 5.00%, 11/1/2029	710,000	820,527
		124,185,652
MICHIGAN — 0.8%
Bloomfield Hills School District, General Obligation 4.00%, 5/1/2045	500,000	496,371
Brighton Area School District, General Obligation Series A, 5.00%, 5/1/2030	550,000	636,919
Campbell Union High School District, General Obligation 5.00%, 5/1/2031	500,000	571,072
Lansing Board of Water & Light Revenue Series A, 5.00%, 7/1/2044	2,350,000	2,568,592
Macomb, MI, Interceptor Drain Drainage District, Special Assessment Series A, 5.00%, 5/1/2032	335,000	369,438
Michigan, State Building Authority Revenue:
5.00%, 4/15/2026	1,000,000	1,096,152
5.00%, 4/15/2030	155,000	166,145
5.00%, 4/15/2031	545,000	583,572
Series B, 5.00%, 2/15/2038	1,775,000	1,921,003
Series I, 4.00%, 10/15/2041	2,845,000	2,806,040
Series I, 5.00%, 10/15/2028	100,000	109,674
Series I, 5.00%, 10/15/2030	390,000	424,907
Series I, 5.00%, 10/15/2032	255,000	274,517
Series I, 5.00%, 10/15/2033	330,000	354,588
Series I, 5.00%, 4/15/2038	295,000	309,690
Series I, 5.00%, 4/15/2041	130,000	138,235
Michigan, State Building Authority, General Obligation 5.00%, 5/15/2035	1,940,000	2,220,852
Michigan, State Finance Authority Revenue:
4.00%, 11/1/2045	3,000,000	2,840,179
5.00%, 11/1/2034	285,000	319,538
5.00%, 11/1/2036	250,000	278,827
Series B, 5.00%, 10/1/2025	230,000	249,445
Series B, 5.00%, 10/1/2028	250,000	275,214
Series I, 4.00%, 10/15/2035	225,000	231,172
Series I, 5.00%, 4/15/2024	510,000	537,682
Series I, 5.00%, 4/15/2028	175,000	188,451
Michigan, State General Obligation:
3.00%, 5/1/2030	250,000	250,874
Series B, 5.00%, 11/1/2022	150,000	151,841

See accompanying notes to financial statements.
127

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Portage, MI, Public School, General Obligation 5.00%, 11/1/2028	$ 145,000	$ 158,684
State of Michigan Trunk Line Revenue:
4.00%, 11/15/2044	500,000	490,958
5.00%, 11/15/2025	1,640,000	1,788,500
State of Michigan, General Obligation:
3.00%, 5/15/2036	1,140,000	1,031,397
4.00%, 5/15/2040	835,000	836,700
University of Michigan, Revenue:
4.00%, 4/1/2035	300,000	304,980
5.00%, 4/1/2040	465,000	511,628
Series A, 4.00%, 4/1/2045	700,000	701,413
Series A, 5.00%, 4/1/2025	225,000	241,988
Series A, 5.00%, 4/1/2026	575,000	630,706
Series A, 5.00%, 4/1/2034	450,000	491,335
Series A, 5.00%, 4/1/2042	545,000	611,028
		28,170,307
MINNESOTA — 1.1%
Anoka-Hennepin Independent School District No 11, General Obligation 3.00%, 2/1/2045	780,000	667,321
Duluth, Independent School District No. 709:
Series A, 4.00%, 2/1/2027	115,000	121,020
Series A, 4.00%, 2/1/2028	100,000	104,897
Series A, 5.00%, 2/1/2026	500,000	544,011
Elk River, Independent School District No 728, General Obligation Series A, 2.00%, 2/1/2034	845,000	691,239
Hennepin, MN, Sales Tax Revenue:
5.00%, 12/15/2026	525,000	549,039
5.00%, 12/15/2029	225,000	235,302
Metropolitan Council, Minneapolis-Saint Paul, MN, Metropolitan Area, General Obligation:
Series C, 3.00%, 3/1/2027	360,000	363,471
Series C, 5.00%, 3/1/2025	125,000	134,466
Minneapolis, St. Paul Metropolitan Airports Commission Revenue:
Series A, 5.00%, 1/1/2031	3,840,000	4,136,770
Series C, 5.00%, 1/1/2036	100,000	105,793
Minnesota, State Revenue Series A, 5.00%, 6/1/2027	105,000	108,062
Minnesota, State General Obligation:
Series A, 5.00%, 8/1/2024	750,000	796,923
Series A, 5.00%, 8/1/2028	150,000	162,696
Series A, 5.00%, 10/1/2028	205,000	229,141
Series A, 5.00%, 8/1/2037	2,000,000	2,248,205
Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2038	$ 1,500,000	$ 1,667,021
Series B, 4.00%, 8/1/2026	520,000	554,695
Series B, 5.00%, 8/1/2025	710,000	772,306
Series D, 5.00%, 8/1/2022	120,000	120,338
Series D, 5.00%, 10/1/2026	325,000	362,215
Series E, 5.00%, 10/1/2027	100,000	113,502
Minnesota, State Public Facilities Authority Revenue Series B, 4.00%, 3/1/2026	130,000	138,258
South Washington County, MN, Independent School District No. 833, General Obligation Series A, 4.00%, 2/1/2029	325,000	338,242
State of Minnesota, General Obligation:
4.00%, 9/1/2037	1,400,000	1,453,662
4.00%, 9/1/2038	1,540,000	1,592,422
5.00%, 8/1/2031	2,000,000	2,314,350
Series A, 5.00%, 8/1/2025	1,225,000	1,332,500
Series A, 5.00%, 8/1/2027	640,000	724,609
Series B, 5.00%, 8/1/2026	2,325,000	2,582,498
Series D, 5.00%, 10/1/2028	540,000	603,591
State of Mississippi, General Obligation Series A, 5.00%, 8/1/2035	1,495,000	1,661,526
University of Minnesota, Revenue:
Series A, 5.00%, 9/1/2040	485,000	522,844
Series A, 5.00%, 4/1/2041	350,000	372,894
Series A, 5.00%, 9/1/2041	200,000	215,250
Series B, 5.00%, 12/1/2027	2,965,000	3,333,349
Virginia, Independent School District No 706, General Obligation Series A, 5.00%, 2/1/2031	1,935,000	2,158,853
White Bear Lake Independent School District No 624:
Class A, 3.00%, 2/1/2031	1,000,000	993,525
Class A, 4.00%, 2/1/2029	2,080,000	2,199,028
		37,325,834
MISSISSIPPI — 0.3%
Mississippi, State Development Bank Revenue:
5.00%, 8/1/2027	415,000	460,397
Series A, 5.00%, 8/1/2027	250,000	277,348
Mississippi, State General Obligation:
4.00%, 6/1/2034	1,075,000	1,104,663
4.00%, 10/1/2041	965,000	969,442
Class B, 5.00%, 10/1/2033	510,000	576,857
Series A, 5.00%, 10/1/2027	330,000	359,410
Series A, 5.00%, 10/1/2031	1,850,000	2,090,995
Series A, 5.00%, 6/1/2032	1,605,000	1,840,930
Series A, 5.00%, 10/1/2032	415,000	469,061
Series A, 5.00%, 10/1/2034	135,000	152,586
Series B, 3.00%, 10/1/2035	795,000	732,914
Series B, 5.00%, 12/1/2026	110,000	122,515

See accompanying notes to financial statements.
128

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series B, 5.00%, 12/1/2028	$ 250,000	$ 275,408
Series B, 5.00%, 12/1/2031	150,000	167,200
Series B, 5.00%, 12/1/2033	120,000	125,318
Series B, 5.00%, 12/1/2034	100,000	111,467
Series B, 5.00%, 12/1/2036	100,000	111,467
Series C, 5.00%, 10/1/2027	195,000	212,379
Mississippi, State University Educational Building Corp., Revenue Series A, 4.00%, 8/1/2043	135,000	132,882
		10,293,239
MISSOURI — 0.4%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District 4.00%, 10/1/2034	1,380,000	1,432,154
County of State Louis MO Revenue Series A, 3.00%, 12/1/2031	500,000	478,905
Kansas City, MO, General Obligation:
Series A, 5.00%, 2/1/2027	530,000	588,986
Series A, 5.00%, 2/1/2028	225,000	253,335
Kansas City, MO, Sanitary Sewer System Revenue:
Series A, 4.00%, 1/1/2040	320,000	321,664
Series A, 4.00%, 1/1/2042	2,000,000	2,008,009
Series A, 5.00%, 1/1/2029	120,000	127,848
Series A, 5.00%, 1/1/2032	100,000	111,216
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series A, 5.00%, 5/1/2028	305,000	339,340
Series A, 5.00%, 5/1/2037	350,000	379,943
Series B, 5.00%, 5/1/2034	220,000	236,530
Series C, 4.00%, 5/1/2041	1,000,000	1,044,282
Missouri State, Environmental Improvement & Resources Authority Revenue Series B, 5.00%, 1/1/2026	925,000	1,001,225
Missouri, State Board of Public Buildings Revenue:
Series A, 4.00%, 4/1/2024	150,000	155,395
Series B, 4.00%, 10/1/2028	595,000	639,776
Missouri, State Highways & Transit Commission, State Road Revenue,:
5.00%, 11/1/2024	2,250,000	2,400,803
Series B, 5.00%, 11/1/2024	500,000	533,512
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien Series A, 5.00%, 5/1/2025	405,000	426,529
Security Description	Principal Amount	Value
North Kansas City, MO, School District No. 74, General Obligation 4.00%, 3/1/2029	$ 25,000	$ 26,250
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2023	200,000	206,857
		12,712,559
NEBRASKA — 0.3%
Lincoln City, NE, Electric System Revenue:
5.00%, 9/1/2030	2,000,000	2,205,676
5.00%, 9/1/2032	310,000	340,433
5.00%, 9/1/2034	310,000	340,084
Omaha School District, General Obligation 2.00%, 12/15/2042	2,045,000	1,389,505
Omaha, NE, State Public Power District Electric Revenue:
Series A, 5.00%, 2/1/2024	155,000	162,371
Series A, 5.00%, 2/1/2028	465,000	506,430
University of Nebraska Facilities Corp. Revenue:
5.00%, 7/15/2027	560,000	623,723
5.00%, 7/15/2028	500,000	562,890
5.00%, 7/15/2030	1,000,000	1,113,108
5.00%, 7/15/2031	725,000	840,945
Series A, 4.00%, 7/15/2030	500,000	523,443
University of Nebraska Facilities Corp., Revenue Series A, 4.00%, 7/15/2024	2,500,000	2,591,280
		11,199,888
NEVADA — 1.0%
City of Henderson NV, General Obligation 4.00%, 6/1/2045	800,000	785,980
Clark County, NV, General Obligation:
3.00%, 7/1/2035	800,000	748,803
3.00%, 7/1/2039	500,000	432,393
4.00%, 7/1/2031	650,000	681,282
5.00%, 6/1/2025	430,000	463,852
5.00%, 6/1/2026	150,000	164,870
5.00%, 6/1/2027	110,000	123,104
5.00%, 11/1/2028	145,000	155,114
5.00%, 6/1/2031	850,000	960,982
5.00%, 12/1/2031	890,000	999,739
Series A, 5.00%, 11/1/2024	180,000	191,811
Series A, 5.00%, 11/1/2026	420,000	460,927
Series A, 5.00%, 6/1/2027	140,000	156,678
Series A, 5.00%, 11/1/2029	575,000	625,096
Series A, 5.00%, 6/1/2036	810,000	885,529
Series A, 5.00%, 6/1/2037	2,485,000	2,711,808
Series A, Class A, 5.00%, 6/1/2038	545,000	593,701

See accompanying notes to financial statements.
129

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series B, 5.00%, 11/1/2023	$ 110,000	$ 114,597
Series B, 5.00%, 11/1/2024	170,000	181,154
Series B, 5.00%, 11/1/2025	100,000	108,801
Series B, 5.00%, 11/1/2026	180,000	199,377
Series B, 5.00%, 11/1/2028	120,000	132,141
Series B, 5.00%, 12/1/2030	525,000	593,444
Series B, 5.00%, 12/1/2032	1,685,000	1,887,045
Series B, 5.00%, 12/1/2033	1,020,000	1,139,395
Series B, 5.00%, 12/1/2035	950,000	1,051,848
Series C, 4.00%, 7/1/2033	1,500,000	1,568,418
Clark County, NV, Revenue:
5.00%, 7/1/2024	105,000	111,018
5.00%, 7/1/2030	1,250,000	1,447,013
5.00%, 7/1/2036	125,000	136,826
Clark County, NV, School District, General Obligation Series A, 5.00%, 6/15/2024	100,000	105,571
Clark County, Water Reclamation District, General Obligation:
5.00%, 7/1/2023	130,000	134,214
5.00%, 7/1/2025	250,000	270,677
5.00%, 7/1/2027	200,000	220,081
County of Washoe NV Revenue 5.00%, 2/1/2042	2,200,000	2,388,413
Las Vegas Valley, NV, Water District, General Obligation:
4.00%, 6/1/2046	1,550,000	1,527,568
5.00%, 6/1/2026	605,000	666,163
Series A, 5.00%, 6/1/2027	175,000	192,279
Series A, 5.00%, 6/1/2029	850,000	975,860
Series A, 5.00%, 6/1/2030	2,100,000	2,437,110
Series A, 5.00%, 6/1/2031	125,000	135,734
Series A, 5.00%, 6/1/2032	100,000	108,433
Series A, 5.00%, 6/1/2037	200,000	215,557
Series B, 5.00%, 12/1/2025	150,000	161,765
Series C, 3.00%, 6/1/2033	850,000	811,096
Series C, 4.00%, 6/1/2036	500,000	514,370
Los Angeles, NV, General Obligation:
Series C, 4.00%, 9/1/2036	300,000	309,685
Series C, 4.00%, 9/1/2037	140,000	144,140
Nevada, State Highway Improvement Revenue:
3.38%, 12/1/2034	750,000	748,648
5.00%, 12/1/2026	310,000	340,852
5.00%, 12/1/2028	560,000	612,443
5.00%, 12/1/2030	185,000	205,771
Truckee Meadows, NV, Water Authority Revenue:
5.00%, 7/1/2031	105,000	114,830
5.00%, 7/1/2034	145,000	156,970
		33,310,976
Security Description	Principal Amount	Value
NEW HAMPSHIRE — 0.0% (a)
New Hampshire Municipal Bond Bank, Revenue Series D, 4.00%, 8/15/2039	$ 650,000	$ 655,771
NEW JERSEY — 0.4%
Hudson County, NJ, General Obligation 3.00%, 11/15/2041	1,700,000	1,431,726
Hudson County, NJ, Improvement Authority Revenue:
3.00%, 10/1/2039	1,980,000	1,684,154
4.00%, 10/1/2040	1,540,000	1,547,557
5.00%, 5/1/2041	500,000	531,093
Monmouth County Improvement Authority Revenue Series B, 5.00%, 12/1/2025	550,000	601,680
New Brunswick, NJ, Parking Authority Revenue Series A, 5.00%, 9/1/2032	120,000	128,730
New Jersey, State Educational Facilities Authority Revenue:
Series B, 5.00%, 7/1/2022	750,000	750,000
Series C, 2.00%, 3/1/2039	500,000	358,573
Series C, 2.00%, 3/1/2041	1,635,000	1,131,343
Series I-PRINCETON UNIVERSITY, 4.00%, 7/1/2040	235,000	238,409
Series I-PRINCETON UNIVERSITY, 5.00%, 7/1/2034	665,000	731,106
Ocean,NJ, General Obligation 2.25%, 9/15/2033	1,500,000	1,274,298
Toms River, NJ, Board of Education, General Obligation:
3.00%, 7/15/2032	1,440,000	1,352,474
3.00%, 7/15/2035	1,000,000	891,358
Union County, NJ, General Obligation:
Series A & B, 3.00%, 3/1/2023	1,000,000	1,008,973
Series A & B, 3.00%, 3/1/2027	1,410,000	1,434,223
		15,095,697
NEW MEXICO — 0.4%
Albuquerque, NM, Municipal School District No. 12, General Obligation:
Series 2017, 5.00%, 8/1/2024	210,000	222,478
Series 2017, 5.00%, 8/1/2025	230,000	249,111
Series 2017, 5.00%, 8/1/2027	645,000	710,606
Series B, 5.00%, 8/1/2023	1,400,000	1,449,516
New Mexico, State Finance Authority Revenue:
Series A, 5.00%, 6/15/2026	3,400,000	3,753,174
Series B1, 5.00%, 6/15/2027	115,000	121,114
New Mexico, State General Obligation 5.00%, 3/1/2024	255,000	267,901

See accompanying notes to financial statements.
130

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
New Mexico, State Severance Tax Permanent Fund Revenue:
Series A, 5.00%, 7/1/2025	$ 120,000	$ 129,744
Series B, 4.00%, 7/1/2022	340,000	340,000
Series B, 4.00%, 7/1/2023	100,000	102,275
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2023	365,000	376,867
Series A, Class A, 5.00%, 7/1/2024	2,675,000	2,831,002
Series A, 5.00%, 7/1/2025	645,000	697,372
Series A, Class A, 5.00%, 7/1/2030	600,000	695,498
Series B, 4.00%, 7/1/2024	200,000	207,783
Series B, 5.00%, 7/1/2026	100,000	110,281
State of New Mexico, General Obligation 5.00%, 3/1/2026	1,045,000	1,145,971
University of New Mexico, Revenue Series A, 2.25%, 6/1/2027	455,000	448,323
		13,859,016
NEW YORK — 20.5%
Battery Park City, NY, Authority Revenue:
Series B, 5.00%, 11/1/2038	500,000	566,666
Series B, 5.00%, 11/1/2040	500,000	564,263
Brookhaven, NY, General Obligation 5.00%, 5/1/2026	120,000	129,530
Build NYC Resource Corp., Revenue 4.00%, 11/1/2026	900,000	963,565
City of New York NY Class A, 4.00%, 8/1/2042	710,000	696,699
City of New York NY, General Obligation:
4.00%, 12/1/2043	435,000	424,472
4.00%, 3/1/2047	1,000,000	965,163
5.00%, 8/1/2023	1,440,000	1,490,931
5.00%, 3/1/2027	600,000	669,979
5.00%, 8/1/2028	660,000	735,906
5.00%, 8/1/2033	500,000	565,846
5.00%, 12/1/2036	550,000	596,392
5.25%, 10/1/2030	560,000	627,756
Series 1, 5.00%, 8/1/2027	595,000	669,100
Series 1-REMK 3/24/21, 5.00%, 4/1/2034	815,000	913,490
Series A-1, 4.00%, 8/1/2034	800,000	805,983
Series A-1, 4.00%, 8/1/2038	3,000,000	2,971,642
Series A-1, 5.00%, 8/1/2030	2,000,000	2,290,767
Series A-1, 5.00%, 8/1/2032	635,000	718,423
Series B-1, 3.00%, 10/1/2041	850,000	689,055
Series B-1, 3.00%, 10/1/2044	515,000	403,494
Series B-1, 4.00%, 10/1/2039	950,000	940,799
Series B-1, 5.00%, 8/1/2025	4,000,000	4,339,814
Security Description	Principal Amount	Value
Series B-1, 5.00%, 11/1/2032	$ 1,600,000	$ 1,810,389
Series B-1, 5.00%, 12/1/2034	730,000	783,544
Series C, 5.00%, 8/1/2043	520,000	563,322
Series F-1, 4.00%, 3/1/2038	785,000	777,703
Series F-1, 4.00%, 3/1/2040	950,000	940,578
Series L-6, 5.00%, 4/1/2028	800,000	905,181
Series L-6, 5.00%, 4/1/2031	555,000	622,679
County of Westchester, NY, General Obligation 5.00%, 10/15/2027	2,225,000	2,523,282
Erie County, NY, Industrial Development Agency Revenue Series A, 5.00%, 5/1/2027	220,000	239,141
Hudson Yards Infrastructure Corp. Revenue Series A, 5.00%, 2/15/2042	800,000	854,946
Metropolitan New York, NY, Transportation Authority Revenue:
5.00%, 11/15/2036	590,000	654,121
Series A, 5.00%, 11/15/2035	2,700,000	2,832,449
Series A, Class A, 5.00%, 11/15/2044	695,000	755,876
Series A, 5.25%, 11/15/2035	250,000	268,110
Series B-1, 5.00%, 11/15/2029	780,000	847,242
Series B-1, 5.00%, 11/15/2036	350,000	368,828
Series B-2, 4.00%, 11/15/2033	330,000	335,526
Series B-2, 5.00%, 11/15/2025	2,520,000	2,734,630
Series B-2, 5.00%, 11/15/2026	2,045,000	2,257,012
Monroe County, NY, Industrial Development Corp., Revenue:
4.00%, 7/1/2043	955,000	924,401
5.00%, 5/1/2030	595,000	667,194
5.00%, 7/1/2030	750,000	821,359
5.00%, 5/1/2031	2,880,000	3,213,342
5.00%, 5/1/2032	525,000	585,721
5.00%, 5/1/2034	525,000	582,978
Series A, 3.88%, 7/1/2042	200,000	187,568
Series A, 5.00%, 7/1/2027	500,000	554,157
Series A, 5.00%, 7/1/2030	205,000	224,505
Series C, 5.00%, 7/1/2028	200,000	220,652
New York & New Jersey, Port Authority Revenue:
4.00%, 11/1/2037	500,000	497,909
4.00%, 9/1/2038	500,000	497,003
4.00%, 12/15/2038	100,000	99,395
5.00%, 7/15/2030	500,000	565,696
5.00%, 7/15/2032	1,625,000	1,820,877
5.00%, 7/15/2033	1,915,000	2,137,483
5.00%, 9/1/2034	535,000	595,649
5.00%, 7/15/2035	360,000	398,394
5.00%, 9/1/2035	1,750,000	1,939,025
5.00%, 9/1/2036	4,500,000	4,969,081
Series 198, 5.00%, 11/15/2036	145,000	157,337
Series 198, 5.00%, 11/15/2041	160,000	171,578
Series 205, 5.00%, 11/15/2032	3,710,000	4,055,513

See accompanying notes to financial statements.
131

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series 205, 5.00%, 11/15/2035	$ 160,000	$ 173,932
Series 222, 5.00%, 7/15/2035	550,000	609,348
Series 230TH, 4.00%, 12/1/2028	2,000,000	2,143,916
Series 230TH, 4.00%, 12/1/2030	750,000	798,750
New York City Municipal Water Finance Authority:
4.00%, 6/15/2036	520,000	523,794
5.00%, 6/15/2040	570,000	619,402
Series DD-2-BLOCK 4-2ND GENER, 3.50%, 6/15/2040	580,000	538,913
New York City Transitional Finance Authority Building Aid Revenue:
Series S-1-SUBSER, 4.00%, 7/15/2035	1,105,000	1,100,599
Series S-1-SUBSER, 5.00%, 7/15/2033	2,500,000	2,832,354
Series S-2, 5.00%, 7/15/2036	590,000	640,247
Series S-2A, 5.00%, 7/15/2032	570,000	634,363
Series S-3-SUBSER, 5.00%, 7/15/2030	1,010,000	1,137,907
Series S-4A, 5.00%, 7/15/2032	1,930,000	2,147,929
New York City Transitional Finance Authority Future Tax Secured Revenue:
3.00%, 11/1/2037	2,000,000	1,766,425
4.00%, 5/1/2038	3,690,000	3,685,302
4.00%, 11/1/2038	1,505,000	1,503,042
4.00%, 5/1/2039	875,000	873,009
4.00%, 11/1/2042	3,065,000	3,019,493
4.00%, 5/1/2044	775,000	756,355
4.00%, 2/1/2047	535,000	517,999
5.00%, 8/1/2025	885,000	957,438
5.00%, 5/1/2027	640,000	714,288
5.00%, 11/1/2029	720,000	788,348
5.00%, 5/1/2032	525,000	599,700
5.00%, 5/1/2033	565,000	641,168
5.00%, 11/1/2034	600,000	680,522
5.00%, 5/1/2039	1,750,000	1,902,644
5.00%, 8/1/2040	640,000	691,036
Series A-1, 4.00%, 11/1/2036	1,875,000	1,885,889
Series A-1, 5.00%, 11/1/2033	3,090,000	3,536,218
Series A-2, 5.00%, 8/1/2038	1,585,000	1,705,216
Series B-1, 4.00%, 11/1/2039	1,895,000	1,890,600
Series B-1, 4.00%, 8/1/2045	2,500,000	2,430,584
Series B-1, 5.00%, 11/1/2023	1,240,000	1,292,988
Series B-1, 5.00%, 8/1/2030	1,050,000	1,150,094
Series B-1, 5.00%, 8/1/2034	960,000	1,092,614
Series D-S, 5.00%, 11/1/2036	1,000,000	1,113,975
Series D-S, 5.00%, 11/1/2044	835,000	910,938
New York Power Authority Revenue 4.00%, 11/15/2040 (c)	795,000	791,996
Security Description	Principal Amount	Value
New York State Dormitory Authority:
5.00%, 10/1/2027 (c)	$ 855,000	$ 956,530
Series A, 4.00%, 10/1/2035 (c)	865,000	863,659
Series A, Class REF, 4.00%, 3/15/2039	700,000	689,203
Series A, Class REF, 4.00%, 3/15/2042	1,150,000	1,125,657
Series A, Class REF, 5.00%, 3/15/2028	500,000	562,332
Series A-GROUP 3, Class A, 5.00%, 3/15/2043	645,000	685,951
Series C, 5.00%, 3/15/2028	570,000	646,543
Series D, 4.00%, 2/15/2047	2,150,000	2,091,241
Series D, 5.00%, 2/15/2028	510,000	573,046
Series D, 5.00%, 2/15/2034	1,510,000	1,690,557
New York State Dormitory Authority Revenue Class A, 5.00%, 10/1/2028	2,775,000	3,137,146
New York State Dormitory Authority, Revenue:
5.00%, 10/1/2024 (c)	3,005,000	3,187,859
5.00%, 2/15/2025	2,275,000	2,442,147
5.00%, 2/15/2028	1,390,000	1,524,138
5.00%, 2/15/2029	500,000	546,024
Series A, 4.00%, 7/1/2040	500,000	496,257
Series A, 4.00%, 3/15/2043	1,000,000	977,645
Series A, 4.00%, 7/1/2046	2,050,000	1,998,897
Series A, 5.00%, 3/15/2027	780,000	867,535
Series A, 5.00%, 3/15/2029	575,000	652,404
Series A, 5.00%, 3/15/2030	1,800,000	2,060,290
Series A, 5.00%, 3/15/2031	4,680,000	5,385,670
Series A, 5.00%, 3/15/2035	1,205,000	1,289,712
Series A, 5.00%, 7/1/2039	4,000,000	4,387,650
Series A-GROUP 1, 5.00%, 3/15/2027	1,270,000	1,412,525
Series A-GROUP 3, 3.00%, 3/15/2038	1,575,000	1,368,966
Series A-GROUP 3, 5.00%, 3/15/2042	2,700,000	2,878,581
Series A-GROUP B, 5.00%, 3/15/2032	520,000	568,690
Series A-GROUP C, 5.00%, 3/15/2040	620,000	664,095
Series A-GROUP C, 5.00%, 3/15/2041	530,000	567,071
Series A-STATE PERSON, 4.00%, 3/15/2037	1,550,000	1,540,311
Series B, 5.00%, 2/15/2036	585,000	632,717
Series B, 5.00%, 10/1/2038	1,790,000	1,971,364
Series D, 5.00%, 2/15/2030	685,000	783,455
Series E, 5.00%, 3/15/2024	1,250,000	1,314,429
Series E, 5.00%, 3/15/2040	1,075,000	1,164,732
New York State Environmental Facilities Corp., Revenue:
4.00%, 6/15/2045	500,000	493,428

See accompanying notes to financial statements.
132

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.00%, 6/15/2047	$ 2,215,000	$ 2,170,859
5.00%, 6/15/2026	3,940,000	4,357,119
New York State Thruway Authority, Revenue:
Series A-1- GROUP 1, 5.00%, 3/15/2031	570,000	663,050
Series A-1-GROUP 2, 4.00%, 3/15/2036	500,000	499,136
Series A-1-GROUP 2, 5.00%, 3/15/2034	875,000	985,294
Series A-1-GROUP 3, 4.00%, 3/15/2044	800,000	781,940
New York State Urban Development Corp., Revenue:
4.00%, 3/15/2042	870,000	849,295
5.00%, 3/15/2038	3,745,000	4,111,072
Series A, 5.00%, 3/15/2035	1,925,000	2,140,713
Series A, 5.00%, 3/15/2037	1,320,000	1,442,581
Series A, 5.00%, 3/15/2040	1,175,000	1,274,589
Series C-, 5.00%, 3/15/2038	1,090,000	1,178,792
Series E GROUP 1, 5.00%, 3/15/2030	500,000	570,082
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
3.50%, 6/15/2042	900,000	821,957
4.00%, 6/15/2024	2,845,000	2,956,741
4.00%, 6/15/2025	575,000	604,961
4.00%, 6/15/2042	6,760,000	6,688,258
4.00%, 6/15/2043	1,650,000	1,626,504
5.00%, 6/15/2024	1,055,000	1,116,473
5.00%, 6/15/2026	3,000,000	3,232,650
5.00%, 6/15/2027	2,380,000	2,597,460
5.00%, 6/15/2028	500,000	554,395
5.00%, 6/15/2034	1,000,000	1,105,575
5.00%, 6/15/2037	850,000	925,247
5.00%, 6/15/2040	725,000	787,392
Series AA, 5.00%, 6/15/2040	3,705,000	4,046,325
Series AA-2, 5.00%, 6/15/2028	2,000,000	2,217,582
Series BB-, 5.00%, 6/15/2026	4,000,000	4,261,527
Series BB-1, 4.00%, 6/15/2045	675,000	662,183
Series BB-1, 5.00%, 6/15/2044	670,000	740,645
Series BB-2, 5.00%, 6/15/2031	530,000	583,934
Series CC-, 4.00%, 6/15/2041	500,000	496,363
Series CC-, 4.00%, 6/15/2042	975,000	964,653
Series CC-1, 4.00%, 6/15/2037	250,000	250,480
Series CC-1, 4.00%, 6/15/2041	900,000	893,453
Series CC-1, 4.00%, 6/15/2042	500,000	494,694
Series CC-1, 5.00%, 6/15/2034	1,335,000	1,484,913
Series DD-2, 5.00%, 6/15/2025	2,635,000	2,751,795
Series EE 2, 5.00%, 6/15/2040	4,785,000	5,199,714
Series EE-2ND GENERAL RESOLUT, 5.00%, 6/15/2029	695,000	757,055
Security Description	Principal Amount	Value
Series EE-2ND GENERAL RESOLUT, 5.00%, 6/15/2035	$ 1,000,000	$ 1,070,757
Series EE-2ND GENERAL RESOLUT, 5.00%, 6/15/2040	4,240,000	4,576,915
Series FF, 5.00%, 6/15/2034	1,750,000	1,928,527
Series FF, 5.00%, 6/15/2039	4,660,000	5,071,662
Series FF, 5.00%, 6/15/2041	1,000,000	1,102,120
Series FF-2, 5.00%, 6/15/2033	4,500,000	5,005,921
Series GG, 5.00%, 6/15/2037	190,000	201,381
Series GG, 5.00%, 6/15/2039	350,000	370,153
Series GG-, 5.00%, 6/15/2030	900,000	1,044,865
Series HH, 5.00%, 6/15/2039	155,000	163,925
Sub-Series CC1, 5.00%, 6/15/2038	145,000	157,521
New York, NY, City Transitional Finance Authority Building Aid Revenue:
5.00%, 7/15/2034	750,000	819,082
5.00%, 7/15/2039	500,000	538,986
Series B-1, 5.00%, 8/1/2031	1,925,000	2,104,873
Series S-, 5.00%, 7/15/2022	100,000	100,106
Series S-, 5.00%, 7/15/2028	160,000	170,154
Series S-, 5.00%, 7/15/2043	220,000	227,930
Series S-1, 4.00%, 7/15/2036	255,000	252,708
Series S-1, 5.00%, 7/15/2022	145,000	145,154
Series S-1, 5.00%, 7/15/2032	520,000	578,717
Series S-1, 5.00%, 7/15/2033	5,000,000	5,525,543
Series S-1, 5.00%, 7/15/2035	630,000	685,034
Series S-2A, 4.00%, 7/15/2038	500,000	489,526
Series S-3-SUBSER, 4.00%, 7/15/2038	500,000	489,526
Series S-3-SUBSER, 5.00%, 7/15/2024	750,000	793,107
Series S-3-SUBSER, 5.00%, 7/15/2026	500,000	551,008
Series S-3-SUBSER, 5.00%, 7/15/2035	3,000,000	3,278,479
Series S-3-SUBSER, 5.00%, 7/15/2036	3,205,000	3,483,295
Series S-4A, 5.00%, 7/15/2033	250,000	276,277
Series S-4A, 5.25%, 7/15/2035	1,465,000	1,619,182
New York, NY, City Transitional Finance Authority Future Tax Secured Revenue Series A-1, 5.00%, 11/1/2027	5,000,000	5,620,610
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
4.00%, 5/1/2036	600,000	603,811
4.00%, 5/1/2037	500,000	501,509
4.00%, 11/1/2040	2,335,000	2,320,190
4.00%, 5/1/2045	5,350,000	5,202,299
5.00%, 11/1/2023	3,300,000	3,441,016
5.00%, 5/1/2025	500,000	538,138
5.00%, 11/1/2026	545,000	602,961

See accompanying notes to financial statements.
133

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
5.00%, 11/1/2027	$ 2,045,000	$ 2,298,829
5.00%, 11/1/2028	500,000	553,011
5.00%, 5/1/2031	750,000	863,067
5.00%, 11/1/2032	4,000,000	4,560,483
5.00%, 2/1/2034	600,000	647,856
5.00%, 5/1/2034	250,000	267,171
5.00%, 5/1/2036	245,000	260,100
5.00%, 8/1/2038	500,000	541,533
5.00%, 2/1/2039	710,000	759,004
5.00%, 8/1/2042	2,095,000	2,256,235
5.25%, 8/1/2037	2,045,000	2,253,712
Series 1-REMK, 5.00%, 11/1/2026	500,000	553,175
Series A-1, 5.00%, 8/1/2023	2,900,000	3,003,200
Series A-1, 5.00%, 11/1/2023	1,200,000	1,251,279
Series A-1, 5.00%, 11/1/2026	875,000	968,057
Series A-1, 5.00%, 8/1/2027	275,000	295,557
Series A-1, 5.00%, 8/1/2029	170,000	181,667
Series A-1, 5.00%, 8/1/2031	150,000	158,223
Series A-1, 5.00%, 8/1/2033	2,915,000	3,201,146
Series A-1, 5.00%, 8/1/2036	2,000,000	2,174,624
Series A-2, 5.00%, 5/1/2036	540,000	592,560
Series A-2, 5.00%, 8/1/2036	1,640,000	1,773,481
Series A-2, 5.00%, 8/1/2039	700,000	751,477
Series A-3, 3.00%, 5/1/2045	1,550,000	1,286,577
Series A-3, 4.00%, 5/1/2042	2,500,000	2,463,473
Series A-3, 4.00%, 5/1/2043	1,165,000	1,142,040
Series A-3, 5.00%, 8/1/2040	500,000	535,551
Series B-1, 4.00%, 8/1/2037	105,000	104,921
Series B-1, 4.00%, 8/1/2038	800,000	798,987
Series B-1, 4.00%, 8/1/2039	3,250,000	3,242,596
Series B-1, 5.00%, 11/1/2028	500,000	567,692
Series B-1, 5.00%, 8/1/2029	40,000	43,926
Series B-1, 5.00%, 8/1/2030	295,000	320,461
Series B-1, 5.00%, 8/1/2031	175,000	184,594
Series B-1, 5.00%, 8/1/2034	500,000	542,774
Series B-1, 5.00%, 11/1/2034	545,000	607,869
Series B-1, 5.00%, 11/1/2035	160,000	168,560
Series B-1, 5.00%, 8/1/2038	2,845,000	3,017,250
Series C, 5.00%, 11/1/2022	100,000	101,198
Series C, 5.00%, 11/1/2025	395,000	428,307
Series C, 5.00%, 11/1/2026	120,000	128,710
Series C, 5.00%, 11/1/2027	150,000	160,463
Series C1, 5.00%, 11/1/2034	3,000,000	3,324,916
Series C-SUBORDINATE, 5.00%, 11/1/2023	125,000	130,342
Series D-1, 5.00%, 2/1/2026	100,000	104,676
Series D-S, 4.00%, 11/1/2047	500,000	483,826
Series E-1, 4.00%, 2/1/2041	110,000	108,926
Series E-1, 4.00%, 2/1/2043	2,850,000	2,794,322
Series E-1, 5.00%, 2/1/2030	370,000	402,893
Series F-1, 5.00%, 5/1/2032	2,250,000	2,448,374
Series F-1, 5.00%, 5/1/2036	515,000	555,638
Series F-1, 5.00%, 5/1/2039	615,000	659,008
Series F-1, 5.00%, 5/1/2043	635,000	674,237
Security Description	Principal Amount	Value
New York, NY, Dormitory Authority, Income Tax Authority, Revenue:
5.00%, 2/15/2026	$ 1,515,000	$ 1,659,364
Series A, 5.00%, 3/15/2025	900,000	967,760
Series B, 5.00%, 2/15/2026	585,000	640,958
Series D, 5.00%, 2/15/2025	600,000	643,987
Series D, 5.00%, 2/15/2026	920,000	1,008,002
New York, NY, Dormitory Authority, Revenue:
5.00%, 10/1/2022 (c)	670,000	675,832
ETM, 5.00%, 2/15/2023	355,000	362,521
Series B, ETM, 5.00%, 2/15/2023	565,000	576,519
New York, NY, Dormitory Authority, Sales Tax Revenue:
Series A, 4.00%, 3/15/2047	2,000,000	1,945,208
Series A, 5.00%, 9/15/2023	2,965,000	3,080,982
Series A-GROUP 3, 3.00%, 3/15/2041	710,000	597,189
Series C, Class C, 5.00%, 3/15/2025	555,000	597,088
Series C-BID GROUP 4, 5.00%, 3/15/2038	800,000	865,267
New York, NY, Environmental Facilities Corp. Revenue Series B-SUB, 4.00%, 6/15/2037	3,190,000	3,190,618
New York, NY, Environmental Facilities Corp., Revenue:
5.00%, 6/15/2026	1,515,000	1,675,390
Series A, 5.00%, 6/15/2026	1,585,000	1,752,800
New York, NY, General Obligation:
3.00%, 3/15/2035	1,050,000	990,581
3.50%, 4/1/2046	2,720,000	2,368,506
4.00%, 8/1/2034	915,000	923,860
5.00%, 8/1/2026	1,335,000	1,477,355
5.00%, 8/1/2027	1,545,000	1,737,410
5.00%, 12/1/2034	5,580,000	6,096,266
5.00%, 3/1/2040	535,000	581,383
5.00%, 8/1/2041	535,000	581,899
5.25%, 3/1/2035	670,000	741,299
Series 1, 5.00%, 8/1/2023	500,000	517,684
Series 1, 5.00%, 8/1/2025	755,000	819,140
Series A, 3.00%, 8/1/2036	2,485,000	2,197,018
Series A, 4.00%, 8/1/2037	1,900,000	1,892,189
Series A, 5.00%, 8/1/2023	5,000,000	5,176,843
Series A, 5.00%, 8/1/2024	3,500,000	3,713,094
Series A, 5.00%, 8/1/2025	3,650,000	3,960,080
Series A, 5.00%, 8/1/2026	685,000	754,521
Series A-1, 4.00%, 8/1/2038	1,000,000	990,547
Series A-1, 4.00%, 8/1/2042	520,000	510,259
Series A-1, 5.00%, 8/1/2023	3,815,000	3,949,931
Series A-1, 5.00%, 8/1/2024	1,300,000	1,379,149
Series A-1, 5.00%, 8/1/2025	2,020,000	2,191,606
Series B, 5.00%, 8/1/2025	150,000	158,379
Series B-1, 4.00%, 10/1/2040	545,000	539,470

See accompanying notes to financial statements.
134

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series B-1, 5.00%, 10/1/2031	$ 2,185,000	$ 2,464,490
Series B-1, 5.00%, 12/1/2031	160,000	173,035
Series B-1, 5.00%, 10/1/2032	1,680,000	1,886,239
Series B-1, 5.00%, 10/1/2034	1,400,000	1,557,233
Series B-1, 5.00%, 10/1/2036	400,000	434,221
Series B-1, 5.00%, 10/1/2037	4,730,000	5,119,292
Series B-1, 5.00%, 12/1/2037	500,000	535,824
Series B-1, 5.00%, 10/1/2038	300,000	323,879
Series B-1, 5.00%, 10/1/2039	950,000	1,022,881
Series C, 5.00%, 8/1/2024	1,000,000	1,060,884
Series C, 5.00%, 8/1/2026	1,935,000	2,132,638
Series C, 5.00%, 8/1/2027	1,215,000	1,366,313
Series C, 5.00%, 8/1/2028	1,980,000	2,201,170
Series C, 5.00%, 8/1/2035	5,000,000	5,537,932
Series C-1, 5.00%, 8/1/2029	520,000	593,837
Series C-1, 5.00%, 8/1/2030	2,800,000	3,207,074
Series C-1, 5.00%, 8/1/2031	500,000	568,910
Series C-1, 5.00%, 8/1/2033	700,000	783,314
Series D1, 4.00%, 12/1/2042	255,000	250,171
Series D1, 4.00%, 12/1/2043	3,500,000	3,415,294
Series D-1, 4.00%, 3/1/2042	550,000	539,825
Series D-1, 5.00%, 3/1/2039	500,000	544,763
Series D-1, 5.00%, 12/1/2041	625,000	670,747
Series D-1, 5.00%, 12/1/2042	1,500,000	1,606,887
Series D-1, 5.00%, 3/1/2043	3,080,000	3,325,100
Series E, 4.00%, 8/1/2026	250,000	266,982
Series E, 5.00%, 8/1/2023	3,550,000	3,675,559
Series E, 5.00%, 8/1/2024	760,000	806,272
Series E, 5.00%, 8/1/2025	380,000	412,282
Series E, 5.00%, 8/1/2027	1,035,000	1,163,896
Series E, 5.00%, 8/1/2032	2,900,000	3,228,163
Series E-1, 4.00%, 3/1/2041	500,000	493,166
Series E-1, 5.00%, 3/1/2037	585,000	627,892
Series E-1, 5.00%, 3/1/2040	4,000,000	4,267,394
Series F-1, 5.00%, 4/1/2023	750,000	768,942
Series F-1, 5.00%, 6/1/2026	165,000	177,362
Series F-1, 5.00%, 4/1/2033	1,220,000	1,332,835
Series H, 5.00%, 1/1/2036	2,250,000	2,464,770
Series J-10-REMK 10/1, 5.00%, 8/1/2027	1,265,000	1,422,540
Series J-6-REMK 10/15, 5.00%, 8/1/2023	735,000	760,996
Series J-SUBSER J11-REMK 12/1, 5.00%, 8/1/2026	505,000	558,850
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A, 5.25%, 11/15/2027	250,000	277,917
Series A, 5.25%, 11/15/2034	560,000	602,918
Series B-2, 4.00%, 11/15/2038	255,000	255,560
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue:
4.00%, 2/1/2023	745,000	755,703
4.00%, 4/1/2026	630,000	665,798
4.00%, 4/1/2030	400,000	414,768
Security Description	Principal Amount	Value
4.00%, 4/1/2031	$ 230,000	$ 236,421
New York, NY, Urban Development Corp., Sales Tax Authority, Revenue Series A-BIDDING GROUP 1, 5.00%, 3/15/2023	650,000	665,732
New York, State Dormitory Authority Revenue Series A, 5.00%, 3/15/2027	570,000	633,968
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2023	200,000	207,802
5.00%, 10/1/2026 (c)	665,000	732,915
5.00%, 10/1/2028	500,000	549,371
5.00%, 7/1/2033	1,335,000	1,596,537
5.00%, 7/1/2034	2,105,000	2,526,710
5.00%, 7/1/2036	500,000	603,786
Series 1, 5.00%, 1/15/2029	400,000	445,925
Series 1, 5.00%, 1/15/2030	250,000	277,374
Series 1, 5.00%, 1/15/2031	500,000	552,371
Series A, 3.00%, 7/1/2029	315,000	317,154
Series A, 4.00%, 7/1/2034	100,000	100,556
Series A, 5.00%, 7/1/2024	890,000	942,441
Series A, 5.00%, 7/1/2026	1,640,000	1,813,892
Series A, 5.00%, 7/1/2028	2,000,000	2,280,135
Series A, 5.00%, 10/1/2028	205,000	227,338
Series A, 5.00%, 7/1/2029	2,000,000	2,309,472
Series A, 5.00%, 10/1/2029	4,540,000	5,035,186
Series A, 5.00%, 10/1/2030	5,000,000	5,489,529
Series A, 5.00%, 10/1/2031	3,750,000	4,096,598
Series A, 5.00%, 7/1/2032	125,000	137,301
Series A, 5.00%, 10/1/2032	3,500,000	3,816,156
Series A, 5.00%, 7/1/2033	600,000	653,078
Series A, 5.00%, 10/1/2033	5,000,000	5,441,197
Series A, 5.00%, 7/1/2034	2,040,000	2,231,864
Series A, 5.00%, 7/1/2035	100,000	109,521
Series A, 5.00%, 7/1/2040	200,000	216,200
Series A, 5.00%, 3/15/2045	1,750,000	1,871,439
Series B, 5.00%, 10/1/2030	260,000	284,895
Series E, 5.00%, 3/15/2039	1,330,000	1,444,154
New York, State Dormitory Authority Revenue, State Supported Debt:
5.00%, 10/1/2031	510,000	557,874
Series A, 5.00%, 10/1/2026	125,000	132,635
New York, State Dormitory Authority, Personal Income Tax Revenue:
5.00%, 2/15/2036	2,250,000	2,421,864
Series A, 4.00%, 10/1/2024 (c)	440,000	457,216
Series A, 4.00%, 3/15/2044	1,230,000	1,200,514
Series A, 5.00%, 2/15/2026	500,000	547,827
Series A, 5.00%, 3/15/2026	245,000	262,513
Series A, 5.00%, 3/15/2028	535,000	601,696
Series A, 5.00%, 3/15/2031	500,000	557,173

See accompanying notes to financial statements.
135

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series A, 5.00%, 2/15/2036	$ 500,000	$ 532,649
Series A, 5.00%, 7/1/2039	525,000	574,866
Series A-GROUP 3, 3.00%, 3/15/2042	2,000,000	1,664,279
Series A-GROUP 3, 5.00%, 3/15/2039	2,300,000	2,467,514
Series B, 5.00%, 3/15/2027	110,000	115,274
Series B, 5.00%, 2/15/2028	2,150,000	2,373,055
Series B, 5.00%, 3/15/2028	170,000	178,064
Series B-BIDDING GROUP 3 BOND, 5.00%, 2/15/2038	400,000	430,743
Series B-GROUP C, 5.00%, 2/15/2039	200,000	208,539
Series C, 5.00%, 3/15/2037	105,000	109,694
Series D, 4.00%, 2/15/2036	1,000,000	1,000,351
Series D, 4.00%, 2/15/2038	3,000,000	2,961,958
Series D, 5.00%, 2/15/2025	720,000	775,377
Series D, 5.00%, 2/15/2027	1,125,000	1,247,709
Series D, 5.00%, 2/15/2028	960,000	1,045,424
Series D, 5.00%, 2/15/2041	2,350,000	2,564,753
Series E, 5.00%, 3/15/2023	180,000	184,362
New York, State Dormitory Authority, Sales Tax Revenue:
3.25%, 2/15/2040	100,000	89,781
5.00%, 3/15/2024	2,090,000	2,197,726
5.00%, 7/1/2040	750,000	820,946
Series A, 4.00%, 3/15/2037	580,000	576,374
Series A, 4.00%, 3/15/2041	1,200,000	1,175,892
Series A, 5.00%, 3/15/2024	300,000	315,463
Series A, 5.00%, 3/15/2025	3,250,000	3,496,462
Series A, 5.00%, 3/15/2028	500,000	560,620
Series A, 5.00%, 3/15/2029	560,000	635,385
Series A, 5.00%, 3/15/2030	1,360,000	1,491,800
Series A, 5.00%, 3/15/2031	160,000	167,344
Series A, 5.00%, 3/15/2032	200,000	209,043
Series A, 5.00%, 3/15/2036	750,000	812,113
Series A, 5.00%, 3/15/2037	4,850,000	5,257,203
Series A, 5.00%, 3/15/2038	140,000	143,393
Series A, 5.00%, 3/15/2039	900,000	971,597
Series A-GROUP 3, 5.00%, 3/15/2037	870,000	938,808
Series A-GROUP B, 5.00%, 3/15/2037	570,000	613,170
Series A-GROUP C, 5.00%, 3/15/2043	300,000	319,955
Series B-B, 5.00%, 3/15/2027	270,000	292,044
Series B-B, 5.00%, 3/15/2029	40,000	43,176
Series C, 5.00%, 3/15/2042	270,000	287,238
Series D, 4.00%, 2/15/2039	500,000	492,321
Series D, 4.00%, 2/15/2040	880,000	863,698
Series E, 3.00%, 3/15/2041	2,795,000	2,350,906
Series E, 4.00%, 3/15/2037	2,560,000	2,543,997
Series E, 4.00%, 3/15/2039	3,865,000	3,805,384
Series E, 4.00%, 3/15/2043	1,300,000	1,270,939
Series E, 4.00%, 3/15/2044	3,550,000	3,464,897
Series E, 4.00%, 3/15/2046	4,320,000	4,206,543
Security Description	Principal Amount	Value
Series E, 5.00%, 3/15/2026	$ 1,235,000	$ 1,356,262
Series E, 5.00%, 3/15/2029	1,125,000	1,276,443
Series E, 5.00%, 3/15/2033	3,660,000	4,218,859
Series E, 5.00%, 3/15/2034	5,000,000	5,496,420
Series E, 5.00%, 3/15/2041	2,200,000	2,379,025
New York, State Environmental Facilities Corp., Revenue:
3.00%, 6/15/2040	3,000,000	2,573,203
4.00%, 6/15/2036	450,000	460,343
4.00%, 10/15/2045	1,500,000	1,480,066
4.00%, 8/15/2046	550,000	540,342
5.00%, 6/15/2027	1,855,000	2,093,028
5.00%, 6/15/2028	550,000	605,600
5.00%, 6/15/2042	940,000	1,014,200
Series B, Class B, 5.00%, 6/15/2043	500,000	546,326
Series B-SUB, 5.00%, 6/15/2035	2,000,000	2,248,070
Series B-SUB, 5.00%, 6/15/2036	3,000,000	3,365,101
New York, State Urban Development Corp., Revenue:
3.00%, 3/15/2040	2,830,000	2,407,218
4.00%, 3/15/2037	1,355,000	1,349,501
4.00%, 3/15/2041	600,000	589,478
5.00%, 3/15/2030	1,000,000	1,140,164
5.00%, 3/15/2033	730,000	785,142
5.00%, 3/15/2043	975,000	1,056,538
5.00%, 3/15/2044	370,000	384,845
Series A, 3.00%, 3/15/2040	1,870,000	1,603,387
Series A, 3.00%, 3/15/2041	1,415,000	1,205,924
Series A, 4.00%, 3/15/2038	3,135,000	3,109,380
Series A, 4.00%, 3/15/2043	2,045,000	1,993,738
Series A, 4.00%, 3/15/2045	1,690,000	1,637,713
Series A, 5.00%, 3/15/2027	565,000	615,232
Series A, 5.00%, 3/15/2035	4,120,000	4,500,563
Series A, 5.00%, 3/15/2037	1,610,000	1,773,871
Series A, 5.00%, 3/15/2042	500,000	543,051
Series A, 5.00%, 3/15/2044	1,850,000	1,985,275
Series A-, 5.00%, 3/15/2028	225,000	241,501
Series A-, 5.00%, 3/15/2029	525,000	561,834
Series A-, 5.00%, 3/15/2038	105,000	110,229
Series A-, 5.00%, 3/15/2039	530,000	555,572
Series A-, 5.00%, 3/15/2042	380,000	396,578
Series C-, 5.00%, 3/15/2027	100,000	110,848
Series C-, 5.00%, 3/15/2031	4,250,000	4,700,013
Series C-, 5.00%, 3/15/2041	1,700,000	1,825,482
Series E, 4.00%, 3/15/2034	560,000	562,612
Series E, 5.00%, 3/15/2033	120,000	122,165
Series E GROUP 3, 4.00%, 3/15/2046	2,275,000	2,195,316
Onondaga County Trust for Cultural Res., Revenue:
5.00%, 12/1/2038	1,500,000	1,630,263
5.00%, 12/1/2039	1,250,000	1,356,204
5.00%, 12/1/2040	2,750,000	2,974,268

See accompanying notes to financial statements.
136

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Suffolk, NY, County Water Authority Revenue:
3.00%, 6/1/2044	$ 500,000	$ 411,919
3.25%, 6/1/2043	565,000	496,000
Class A, 4.00%, 6/1/2041	725,000	725,915
Series A, 5.00%, 6/1/2037	860,000	933,181
Triborough, NY, Bridge & Tunnel Authority Revenue:
5.00%, 11/15/2033	675,000	747,789
5.00%, 5/15/2044	620,000	682,366
5.00%, 5/15/2047	2,000,000	2,190,829
Series A, 5.00%, 11/15/2027	600,000	665,040
Series A, 5.00%, 11/15/2040	435,000	459,254
Series A, 5.00%, 11/15/2041	350,000	374,214
Series A-1, 4.00%, 5/15/2046	840,000	815,381
Series A-2, VRN, 2.00%, 5/15/2045 (b)	1,290,000	1,252,196
Series B, 5.00%, 11/15/2029	2,355,000	2,690,039
Series B, 5.00%, 11/15/2037	705,000	759,166
Series C, 3.00%, 11/15/2045	895,000	704,276
Series C, 5.00%, 11/15/2023	700,000	730,852
Series C-1, 5.00%, 11/15/2025	1,050,000	1,146,146
Series C-1A, 4.00%, 5/15/2046	2,545,000	2,470,411
Series C-2, 0.01%, 5/15/2033	1,575,000	1,011,623
Series C-2, 5.00%, 11/15/2042	2,070,000	2,219,644
Series D, 4.00%, 11/15/2037	1,865,000	1,857,199
Series D, 5.00%, 11/15/2034	500,000	563,998
Utility Debt Securitization Authority Revenue:
5.00%, 12/15/2025	1,940,000	2,024,573
5.00%, 12/15/2032	605,000	648,014
5.00%, 12/15/2036	250,000	265,409
5.00%, 12/15/2038	200,000	220,685
5.00%, 12/15/2039	520,000	572,192
5.00%, 12/15/2040	300,000	329,626
Series A, 5.00%, 12/15/2026	350,000	374,438
Series A, 5.00%, 6/15/2028	255,000	277,062
Series A, 5.00%, 12/15/2032	260,000	279,166
Series A, 5.00%, 12/15/2033	500,000	534,743
Series B, 5.00%, 12/15/2025	315,000	328,732
		712,982,778
NORTH CAROLINA — 1.6%
Buncombe County, NC, Limited Obligation Revenue 5.00%, 6/1/2026	100,000	107,898
Charlotte, NC, Water & Sewer System Revenue:
5.00%, 7/1/2027	2,000,000	2,256,484
5.00%, 7/1/2028	165,000	177,254
5.00%, 7/1/2044	125,000	137,541
City of Charlotte NC Airport Revenue Class A, 5.00%, 7/1/2041	2,000,000	2,205,762
Security Description	Principal Amount	Value
City of Charlotte NC Airport Special Facilities Revenue Series A, 4.00%, 7/1/2038	$ 510,000	$ 509,367
City of Charlotte NC, General Obligation:
Series A, 5.00%, 6/1/2024	1,325,000	1,400,497
Series A, 5.00%, 6/1/2027	705,000	794,203
County of Brunswick NC Enterprise Systems Revenue 3.00%, 4/1/2046	500,000	400,987
County of Union NC Enterprise System Revenue:
3.00%, 6/1/2037	1,545,000	1,363,578
3.00%, 6/1/2038	1,675,000	1,462,995
3.00%, 6/1/2039	1,125,000	973,280
County of Wake NC Revenue:
4.00%, 9/1/2037	740,000	752,117
5.00%, 9/1/2034	525,000	592,025
County of Wake NC, General Obligation 5.00%, 2/1/2026	3,850,000	4,226,284
Guilford County, NC, General Obligation:
5.00%, 3/1/2025	1,050,000	1,130,077
5.00%, 3/1/2027	1,290,000	1,446,507
Series B, 5.00%, 5/1/2026	540,000	595,745
Mecklenburg County, NC, General Obligation:
Series A, 5.00%, 9/1/2023	110,000	114,155
Series A, 5.00%, 4/1/2027	550,000	617,686
North Carolina State University at Raleigh Revenue 5.00%, 10/1/2026	1,035,000	1,144,660
North Carolina, Capital Facilities Finance Agency Revenue:
5.00%, 1/1/2043	3,000,000	3,235,088
Series B, 4.00%, 10/1/2039	245,000	247,384
North Carolina, State General Obligation:
5.00%, 6/1/2027	360,000	396,667
Series A, 5.00%, 6/1/2023	100,000	103,108
Series B, 5.00%, 6/1/2026	2,850,000	3,149,359
Series B, 5.00%, 6/1/2027	925,000	1,042,040
North Carolina, State Revenue:
Series B, 4.00%, 5/1/2035	780,000	810,600
Series B, 5.00%, 5/1/2025	2,530,000	2,729,473
Series B, 5.00%, 5/1/2027	825,000	925,955
Series B, 5.00%, 5/1/2029	1,300,000	1,495,371
North Carolina, Turnpike Authority Revenue:
Zero Coupon, 1/1/2044	1,675,000	664,551
Zero Coupon, 1/1/2045	615,000	231,163
Raleigh, NC, Combined Enterprise System Revenue Series A, 4.00%, 3/1/2041	100,000	100,820
State of North Carolina Revenue:
Series A, 5.00%, 5/1/2030	575,000	656,452

See accompanying notes to financial statements.
137

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series B, 3.00%, 5/1/2033	$ 795,000	$ 756,916
State of North Carolina, General Obligation Series B, Class B, 5.00%, 6/1/2030	3,000,000	3,450,644
Wake, NC, General Obligation:
Series A, 5.00%, 3/1/2024	100,000	105,093
Series A, 5.00%, 3/1/2026	400,000	439,832
Wake, NC, Limited Obligation Revenue:
4.00%, 3/1/2034	690,000	726,770
4.00%, 3/1/2038	2,780,000	2,806,139
4.00%, 9/1/2038	700,000	705,588
5.00%, 9/1/2026	5,000,000	5,542,149
5.00%, 3/1/2031	1,680,000	1,966,209
		54,696,473
NORTH DAKOTA — 0.0% (a)
University of North Dakota Series A, 4.00%, 6/1/2046 (c)	615,000	596,962
OHIO — 2.1%
Cincinnati, OH, General Obligation Series A, 4.00%, 12/1/2023	150,000	154,575
Cleveland Department of Public Utilities Division of Water Revenue Series FF, 5.00%, 1/1/2029	1,100,000	1,252,938
Columbus, OH, General Obligation:
Series 1, 5.00%, 7/1/2025	165,000	178,647
Series 2017-1, 4.00%, 4/1/2023	1,270,000	1,291,748
Series A, 3.00%, 8/15/2023	555,000	562,473
Series A, 5.00%, 4/1/2025	2,000,000	2,153,777
Series A, 5.00%, 4/1/2030	2,000,000	2,273,032
Columbus, OH, Sewer Revenue 5.00%, 6/1/2030	100,000	109,287
County of Cuyahoga OH Revenue Series D, 4.00%, 12/1/2022	500,000	505,324
County of Cuyahoga OH Sales Tax Revenue Series A, 4.00%, 1/1/2033	1,350,000	1,420,771
Cuyahoga County, OH, General Obligation:
4.00%, 12/1/2033	525,000	540,317
4.00%, 12/1/2035	2,785,000	2,859,023
5.00%, 12/1/2027	400,000	439,652
5.00%, 12/1/2028	300,000	328,329
5.00%, 12/1/2029	1,015,000	1,107,284
5.00%, 12/1/2037	600,000	646,440
Franklin County, OH, Sales Tax Revenue 5.00%, 6/1/2043	500,000	542,968
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2029	2,525,000	2,926,319
Security Description	Principal Amount	Value
Michigan, State Finance Authority Revenue Series A, 4.00%, 9/1/2045	$ 1,500,000	$ 1,447,441
Northeast Ohio, Regional Sewer District Revenue:
3.00%, 11/15/2040	2,755,000	2,373,587
3.25%, 11/15/2040	100,000	90,609
4.00%, 11/15/2043	250,000	249,212
5.00%, 11/15/2044	245,000	261,749
Ohio, State General Obligation:
Series A, 4.00%, 6/15/2040	1,000,000	1,012,829
Series A, 5.00%, 9/1/2024	120,000	127,589
Series A, 5.00%, 9/15/2024	100,000	106,423
Series A, 5.00%, 3/15/2028	1,275,000	1,334,171
Series A, 5.00%, 3/15/2031	440,000	458,922
Series A, 5.00%, 2/1/2033	875,000	941,752
Series A, 5.00%, 3/15/2033	135,000	140,554
Series A, 5.00%, 3/15/2035	200,000	208,024
Series B, 5.00%, 9/1/2032	175,000	178,947
Series B, 5.00%, 9/1/2034	170,000	173,834
Series C, 5.00%, 11/1/2030	140,000	149,409
Series C, 5.00%, 11/1/2033	400,000	425,085
Series T, 5.00%, 11/1/2028	400,000	445,274
Series T, 5.00%, 5/1/2031	250,000	275,308
Series V, 5.00%, 5/1/2024	1,650,000	1,741,366
Ohio, State Revenue:
Series 2016, 5.00%, 12/15/2026	835,000	918,749
Series C, 5.00%, 12/1/2028	230,000	253,730
Series C, 5.00%, 12/1/2030	165,000	180,797
Ohio, State Special Obligation Series B, 5.00%, 9/15/2023	2,505,000	2,603,292
Ohio, State University Revenue:
3.00%, 12/1/2044	2,325,000	1,875,417
4.00%, 12/1/2042	700,000	702,263
Class A, 5.00%, 12/1/2036	645,000	736,543
Series A, 5.00%, 12/1/2022	1,000,000	1,014,429
Ohio, State Water Development Authority Revenue:
Series A, 5.00%, 6/1/2028	175,000	192,073
Series A, 5.00%, 12/1/2028	825,000	904,195
Ohio, State Water Development Authority, Water Pollution Control Revenue:
5.00%, 6/1/2025	75,000	81,169
Series A, 5.00%, 12/1/2033	525,000	597,260
Series A, 5.00%, 12/1/2038	500,000	559,426
Series B, 4.00%, 12/1/2038	1,000,000	1,022,887
Series B, 5.00%, 12/1/2027	1,150,000	1,303,434
Ohio, Turnpike & Infrastructure Commission, Revenue:
Series A, 5.00%, 2/15/2026	720,000	787,037
Series A, 5.00%, 2/15/2028	350,000	389,369
Ohio, Water Development Authority Revenue:
5.00%, 6/1/2023	550,000	566,945

See accompanying notes to financial statements.
138

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
5.00%, 6/1/2028	$ 1,050,000	$ 1,190,700
5.00%, 12/1/2037	1,925,000	2,170,933
5.00%, 12/1/2039	1,050,000	1,169,435
Series A, 5.00%, 6/1/2029	2,000,000	2,299,473
Series B, 5.00%, 12/1/2033	115,000	125,709
Ohio, Water Development Authority Water Pollution Control Loan Fund Revenue:
5.00%, 12/1/2037	720,000	808,035
5.25%, 12/1/2035	615,000	710,252
Series A, Class A, 4.00%, 12/1/2037	1,420,000	1,471,089
Series A, 5.00%, 12/1/2029	240,000	267,063
Series A, 5.00%, 12/1/2031	500,000	552,734
Series A, 5.00%, 6/1/2032	675,000	774,223
Series A, 5.00%, 12/1/2038	1,000,000	1,133,827
Series A, 5.00%, 12/1/2039	1,135,000	1,267,568
Series A, 5.00%, 12/1/2040	1,705,000	1,900,298
Series B, 5.00%, 6/1/2026	500,000	545,776
Series B, 5.00%, 12/1/2039	2,000,000	2,227,495
State of Ohio Department of Transportation Revenue Series 2019-1, 5.00%, 12/15/2024	545,000	582,380
State of Ohio Revenue Series 1-A, 5.00%, 12/15/2025	615,000	671,192
State of Ohio, General Obligation:
4.00%, 3/1/2036	940,000	986,447
4.00%, 3/1/2037	500,000	516,731
4.00%, 3/1/2038	1,400,000	1,426,877
4.00%, 3/1/2039	750,000	762,706
5.00%, 6/15/2024	1,000,000	1,058,268
5.00%, 3/1/2030	860,000	947,920
Series A, 5.00%, 5/1/2032	660,000	725,249
Series A, 5.00%, 5/1/2033	500,000	576,754
Series A, 5.00%, 9/1/2033	1,015,000	1,133,101
University of Cincinnati, Revenue Series A, 5.00%, 6/1/2044	275,000	294,876
		74,421,115
OKLAHOMA — 0.4%
Canadian County, OK, Educational Facilities Authority Revenue:
3.00%, 9/1/2029	250,000	248,108
5.00%, 9/1/2028	965,000	1,063,183
Oklahoma, Capital Improvement Authority, State Facilities Revenue:
4.00%, 7/1/2038	650,000	664,929
5.00%, 7/1/2027	160,000	175,553
Series 2020A, 5.00%, 7/1/2025	600,000	645,469
Series A, 5.00%, 7/1/2027	265,000	278,914
Oklahoma, Development Finance Authority Revenue Series D, 3.00%, 6/1/2046	145,000	108,986
Security Description	Principal Amount	Value
Oklahoma, State Turnpike Authority Revenue:
Series A, 4.00%, 1/1/2033	$ 260,000	$ 267,531
Series C, 5.00%, 1/1/2037	125,000	134,683
Series E, 5.00%, 1/1/2027	640,000	707,898
Series E, 5.00%, 1/1/2029	700,000	767,527
Oklahoma, State University Revenue:
Series A, 4.00%, 9/1/2046	655,000	626,071
Series A, 5.00%, 9/1/2031	750,000	856,938
Tulsa County, OK, Industrial Authority Revenue:
5.00%, 9/1/2022	60,000	60,350
5.00%, 9/1/2024	110,000	116,717
Tulsa, OK, Public Facilities Authority Revenue:
3.00%, 6/1/2026	325,000	326,202
5.00%, 6/1/2023	2,310,000	2,379,261
5.00%, 6/1/2024	530,000	559,279
5.00%, 6/1/2025	2,710,000	2,924,144
		12,911,743
OREGON — 1.4%
Benton & Linn Counties Consolidated School District, General Obligation 5.00%, 6/15/2033	550,000	612,245
City of New York NY, General Obligation Series A, 5.00%, 6/1/2029	1,885,000	2,173,110
City of Portland OR Sewer System Revenue:
Series A, Class A, 3.00%, 3/1/2035	770,000	714,125
Series A, 3.00%, 3/1/2046	605,000	492,233
Series A, 4.00%, 3/1/2033	1,850,000	1,955,927
Series A, 5.00%, 3/1/2024	620,000	651,368
Series A, 5.00%, 3/1/2030	495,000	568,394
Series A, 5.00%, 3/1/2034	505,000	568,302
Clackamas & Washington Counties, OR, School District No. 3, General Obligation 5.00%, 6/15/2029	200,000	216,487
Clackamas County, OR, School District No. 12, General Obligation:
5.00%, 6/15/2026	75,000	79,345
Series A, Zero Coupon, 6/15/2036	115,000	64,123
Series A, Zero Coupon, 6/15/2038	300,000	151,020
Series A, 0.01%, 6/15/2042	440,000	181,172
Hillsboro School District No 1J:
4.00%, 6/15/2035	700,000	727,665
4.00%, 6/15/2036	990,000	1,023,894

See accompanying notes to financial statements.
139

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Linn & Benton Counties, OR, School District No. 8J Greater Albany, General Obligation 5.00%, 6/15/2037	$ 100,000	$ 108,869
Multnomah & Clackamas Counties, School District No 10JT Gresham-Barlow, General Obligation Series B, 5.00%, 6/15/2029	135,000	150,581
Ohio, State Revenue Series C, 5.00%, 12/1/2029	180,000	198,255
Oregon, State Department of Administration Services, Lottery Revenue Series C, 5.00%, 4/1/2026	510,000	547,661
Oregon, State Department of Transportation, Sales Tax Revenue:
Series A, 5.00%, 11/15/2035	2,090,000	2,365,984
Series A, 5.00%, 11/15/2042	1,005,000	1,103,537
Series C, 5.00%, 11/15/2025	170,000	185,509
Oregon, State General Obligation:
4.00%, 5/1/2040	1,700,000	1,711,373
5.00%, 5/1/2030	1,470,000	1,710,178
Series C, 5.00%, 8/1/2041	1,065,000	1,145,004
Series F, 5.00%, 5/1/2028	180,000	197,540
Series F, 5.00%, 5/1/2030	145,000	158,296
Series F, 5.00%, 5/1/2035	100,000	107,804
Series I, 5.00%, 8/1/2024	125,000	132,558
Series I, 5.00%, 8/1/2029	195,000	218,394
Series L, 5.00%, 8/1/2029	3,370,000	3,774,292
Series L, 5.00%, 8/1/2030	1,250,000	1,394,906
Series L, 5.00%, 8/1/2042	2,540,000	2,758,796
Oregon, State Health & Science University Revenue:
Series B, 4.00%, 7/1/2046	155,000	150,449
Series B, 5.00%, 7/1/2033	1,150,000	1,238,626
Series B, 5.00%, 7/1/2036	235,000	252,286
Series B, 5.00%, 7/1/2038	285,000	305,189
Portland Community College District, General Obligation:
5.00%, 6/15/2025	430,000	464,479
5.00%, 6/15/2027	100,000	109,753
5.00%, 6/15/2029	500,000	546,200
5.00%, 6/15/2030	660,000	719,428
5.00%, 6/15/2031	500,000	544,042
5.00%, 6/15/2032	500,000	542,479
5.00%, 6/15/2033	500,000	541,505
Portland, OR, Sewer System Revenue:
Series A, 2.50%, 6/15/2033	325,000	303,310
Series B, 5.00%, 6/15/2023	600,000	618,725
Salem-Keizer School District No 24J, General Obligation:
5.00%, 6/15/2038	500,000	544,952
Series A, Zero Coupon, 6/15/2040	2,850,000	1,293,976
Security Description	Principal Amount	Value
Series A, 0.01%, 6/15/2039	$ 1,995,000	$ 956,093
Series B, 5.00%, 6/15/2032	635,000	728,648
State of Oregon, General Obligation:
4.00%, 5/1/2046	740,000	734,871
Series A, 4.00%, 5/1/2037	895,000	922,658
Tri-County Metropolitan Transportation District of Oregon Revenue:
Series A, 3.00%, 9/1/2044	1,405,000	1,188,679
Series A, 5.00%, 9/1/2041	570,000	632,283
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation Series J, 5.00%, 6/15/2026	650,000	714,936
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation:
5.00%, 6/15/2027	120,000	126,999
Series B, Zero Coupon, 6/15/2029	200,000	158,467
Series B, Zero Coupon, 6/15/2034	330,000	205,248
Series B, 0.01%, 6/15/2032	700,000	480,596
Washington County, OR, School District No. 1, General Obligation:
4.00%, 6/15/2039	1,920,000	1,939,729
5.00%, 6/15/2027	710,000	795,102
5.00%, 6/15/2035	1,240,000	1,357,724
Yamhill County, OR, School District No. 40 McMinnville, General Obligation 4.00%, 6/15/2037	200,000	205,983
		47,472,362
PENNSYLVANIA — 0.9%
Abington, PA, School District, General Obligation Series A, 4.00%, 10/1/2035	535,000	545,563
Allegheny, PA, General Obligation:
Series C-75, 5.00%, 11/1/2026	315,000	349,732
Series C-78, 4.00%, 11/1/2045	2,570,000	2,540,634
Bensalem Township School District, General Obligation 5.00%, 6/1/2028	135,000	140,989
Commonwealth of Pennsylvania, General Obligation:
2.00%, 5/15/2039	665,000	465,543
4.00%, 5/15/2033	600,000	629,395
5.00%, 7/15/2023	5,000,000	5,170,312
5.00%, 7/15/2028	815,000	923,808
5.00%, 1/1/2024	725,000	759,063
Series 2020, 3.00%, 5/1/2035	900,000	815,345

See accompanying notes to financial statements.
140

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Delaware, State Authority Revenue:
Series A, 3.75%, 10/1/2046	$ 120,000	$ 111,059
Series A, 5.00%, 10/1/2042	795,000	854,231
Luzerne, PA, General Obligation Series A, 5.00%, 11/15/2029 (c)	375,000	401,525
Pennsylvania Turnpike Commission Revenue:
5.25%, 12/1/2044	2,905,000	3,205,123
Series A, 5.00%, 12/1/2028	105,000	116,365
Series A, 5.00%, 12/1/2030	160,000	176,130
Series A, Class A, 5.00%, 12/1/2046	625,000	679,429
Pennsylvania, State College Area School District, General Obligation 5.00%, 3/15/2040	280,000	294,233
Pennsylvania, State General Obligation:
4.00%, 2/1/2030	400,000	414,244
5.00%, 3/15/2023	120,000	122,879
5.00%, 9/15/2023	600,000	623,325
5.00%, 9/15/2026	500,000	553,149
5.00%, 1/1/2027	500,000	556,192
5.00%, 3/15/2028	270,000	285,954
5.00%, 5/15/2030	1,035,000	1,198,223
Series 2020, 2.00%, 5/1/2039	1,475,000	1,037,644
Pennsylvania, State Higher Educational Facilities Authority Revenue:
Series A, 4.00%, 8/15/2033	190,000	195,889
Series A, 4.00%, 8/15/2034	145,000	147,182
Series A, 4.00%, 8/15/2035	470,000	472,969
Series A, 5.00%, 9/1/2045	2,000,000	2,188,791
Series AT-1, 5.00%, 6/15/2024	200,000	211,064
Series AT-1, 5.00%, 6/15/2025	100,000	107,573
Series AT-1, 5.00%, 6/15/2030	100,000	107,526
Series B, 5.00%, 10/1/2025	200,000	217,170
Pennsylvania, State University, Revenue:
Series A, 5.00%, 9/1/2041	150,000	161,443
Series A, 5.00%, 9/1/2042	270,000	290,682
Series B, 4.00%, 9/1/2036	490,000	494,486
Port, PN, Authority of Allegheny County Revenue 5.00%, 3/1/2024	900,000	944,780
State Public School Building Authority Revenue:
5.00%, 12/1/2023	150,000	156,434
5.00%, 12/1/2029	610,000	668,405
Upper Merion Area School District, General Obligation Series A, 4.00%, 1/15/2046	500,000	501,555
		29,836,038
Security Description	Principal Amount	Value
RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp., Revenue:
4.00%, 5/15/2040	$ 550,000	$ 553,053
Series A, 4.00%, 5/15/2028	485,000	504,915
Series A, 5.00%, 5/15/2027	270,000	295,893
Series A, 5.00%, 9/1/2029	500,000	558,762
Rhode Island, State & Providence Plantations, General Obligation:
Series B, 5.00%, 8/1/2031	1,195,000	1,325,054
Series C, 4.00%, 1/15/2033	1,500,000	1,576,498
Series D, 5.00%, 8/1/2024	250,000	264,854
State of Rhode Island, General Obligation:
2.00%, 8/1/2038	905,000	658,262
5.00%, 1/15/2027	500,000	557,035
		6,294,326
SOUTH CAROLINA — 0.4%
Anderson County School District, General Obligation 3.00%, 3/1/2038	850,000	743,400
Charleston, SC, General Obligation Series C, 5.00%, 11/1/2024	350,000	373,788
City of Charleston SC Waterworks & Sewer System Revenue:
4.00%, 1/1/2027	4,000,000	4,292,420
5.00%, 1/1/2044	1,000,000	1,108,580
5.00%, 1/1/2047	1,000,000	1,132,864
Grand Strand Water & Sewer Authority Series A, 4.00%, 6/1/2046	575,000	561,532
Lexington County, SC, School District No. 2, General Obligation:
3.00%, 3/1/2038	125,000	109,846
Series C, 3.00%, 3/1/2038	325,000	286,041
South Carolina, General Obligation:
Series A, 4.00%, 4/1/2031	2,085,000	2,194,830
Series A, 5.00%, 4/1/2030	120,000	134,055
University of South Carolina Revenue:
Series A, 5.00%, 5/1/2041	750,000	831,403
Series A, 5.00%, 5/1/2046	730,000	797,089
York, SC, General Obligation 5.00%, 4/1/2027	280,000	293,162
		12,859,010
TENNESSEE — 0.7%
City of Memphis TN Sanitary Sewerage System Revenue Series B, 5.00%, 10/1/2045	1,000,000	1,111,897

See accompanying notes to financial statements.
141

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
City of Memphis TN Water Revenue 3.00%, 12/1/2045	$ 500,000	$ 414,792
City of Memphis TN, General Obligation:
4.00%, 5/1/2035	750,000	765,442
5.00%, 5/1/2023	780,000	801,655
5.00%, 5/1/2029	1,775,000	2,035,778
Memphis, TN, General Obligation:
4.00%, 6/1/2032	2,320,000	2,395,756
4.00%, 6/1/2044	500,000	491,479
Series A, 5.00%, 4/1/2026	320,000	343,139
Metropolitan Government Nashville & Davidson County, TN, Electric Revenue:
Series A, 5.00%, 7/1/2042	660,000	711,594
Series B, 5.00%, 5/15/2026	345,000	379,559
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
4.00%, 7/1/2028	360,000	383,272
4.00%, 7/1/2031	750,000	786,094
4.00%, 7/1/2036	515,000	520,376
5.00%, 1/1/2024	105,000	109,949
5.00%, 7/1/2024	110,000	116,415
5.00%, 1/1/2025	535,000	572,272
5.00%, 1/1/2026	170,000	185,699
5.00%, 1/1/2027	100,000	110,124
5.00%, 7/1/2030	650,000	730,790
Series C, 3.00%, 1/1/2035	1,100,000	1,013,533
Series C, 5.00%, 7/1/2023	115,000	118,797
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
3.00%, 1/1/2034	500,000	470,531
Series C, 5.00%, 1/1/2024	500,000	523,567
New Memphis Arena Public Building Authority Zero Coupon, 4/1/2035	760,000	434,318
New Memphis Arena Public Building Authority Revenue:
Zero Coupon, 4/1/2032	1,500,000	1,003,914
Zero Coupon, 4/1/2034	3,300,000	1,988,970
Zero Coupon, 4/1/2040	750,000	320,594
Zero Coupon, 4/1/2042	850,000	321,409
0.01%, 4/1/2041	2,015,000	809,665
4.00%, 4/1/2027	1,325,000	1,199,390
Sullivan County, TN, General Obligation 4.00%, 5/1/2045	610,000	599,324
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2022	150,000	150,417
Series A, 5.00%, 2/1/2026	160,000	175,638
Series A, 5.00%, 9/1/2027	2,005,000	2,267,688
Security Description	Principal Amount	Value
Tennessee, State School Bond Authority Revenue:
5.00%, 11/1/2031	$ 500,000	$ 550,812
Series A, 5.00%, 11/1/2037	435,000	474,433
Series B, 5.00%, 11/1/2022	100,000	101,192
Series B, 5.00%, 11/1/2025	105,000	114,101
		25,604,375
TEXAS — 11.1%
Alamo Community College District, General Obligation:
4.00%, 8/15/2034	1,085,000	1,123,608
4.00%, 8/15/2038	2,615,000	2,640,101
Alamo, TX, Community College District, General Obligation:
5.00%, 8/15/2026	125,000	137,916
5.00%, 8/15/2027	575,000	645,186
Alamo, TX, Regional Mobility Authority Revenue 5.00%, 6/15/2039	100,000	104,879
Aldine, TX, Independent School District, General Obligation:
5.00%, 2/15/2024 (c)	220,000	230,954
5.00%, 2/15/2026 (c)	150,000	160,720
5.00%, 2/15/2029 (c)	300,000	320,335
5.00%, 2/15/2030 (c)	215,000	236,663
Allen, TX, Independent School District, General Obligation 5.00%, 2/15/2027 (c)	320,000	347,939
Alvin, TX, Independent School District, General obligation 4.00%, 2/15/2039 (c)	850,000	875,900
Alvin, TX, Independent School District, General Obligation:
5.00%, 2/15/2027 (c)	345,000	377,247
Series A, 4.00%, 2/15/2039 (c)	255,000	262,439
Series A, 5.00%, 2/15/2030 (c)	165,000	179,227
Arlington County, TX, Independent School District, General Obligation 4.00%, 2/15/2041 (c)	1,000,000	1,017,835
Arlington Higher Education Finance Corp., Revenue Series A, 3.00%, 2/15/2046 (c)	1,500,000	1,205,323
Arlington Independent School District/TX:
4.00%, 2/15/2039 (c)	770,000	784,846
4.00%, 2/15/2040 (c)	2,000,000	2,042,503
Arlington, TX, Independent School District, General Obligation:
4.00%, 2/15/2041 (c)	750,000	761,074
4.00%, 2/15/2042 (c)	720,000	728,404
4.00%, 2/15/2046 (c)	745,000	746,173
5.00%, 2/15/2029 (c)	500,000	573,275
5.00%, 2/15/2030 (c)	2,000,000	2,276,383
5.00%, 2/15/2031 (c)	550,000	623,278
Series A, 5.00%, 2/15/2026 (c)	225,000	229,800

See accompanying notes to financial statements.
142

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series B, 5.00%, 2/15/2025 (c)	$ 75,000	$ 80,459
Austin, TX, Electric Utility System Revenue:
5.00%, 11/15/2030	675,000	732,312
5.00%, 11/15/2033	250,000	269,468
Series A, 5.00%, 11/15/2022	100,000	101,303
Series A, 5.00%, 11/15/2026	825,000	912,654
Series A, 5.00%, 11/15/2039	500,000	551,333
Series A, 5.00%, 11/15/2045	1,760,000	1,910,162
Series B, 5.00%, 11/15/2044	950,000	1,029,628
Austin, TX, General Obligation 5.00%, 9/1/2034	420,000	442,006
Austin, TX, Independent School District, General Obligation:
1.88%, 8/1/2038 (c)	1,450,000	1,038,657
4.00%, 8/1/2033 (c)	3,700,000	3,843,966
4.00%, 8/1/2034 (c)	3,015,000	3,120,180
4.00%, 8/1/2035 (c)	2,000,000	2,085,402
5.00%, 8/1/2028 (c)	540,000	614,733
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2027	265,000	299,169
Series A, 5.00%, 5/15/2026	300,000	327,220
Series C, 5.00%, 11/15/2034	500,000	571,475
Series C, 5.00%, 11/15/2035	500,000	570,358
Series C, 5.00%, 11/15/2045	605,000	668,018
Bexar County, TX, General Obligation:
4.00%, 6/15/2034	650,000	684,736
4.00%, 6/15/2039	2,000,000	2,031,893
4.00%, 6/15/2041	350,000	350,941
Bexar County, TX, Hospital District, General Obligation:
4.00%, 2/15/2036	300,000	303,269
5.00%, 2/15/2026	140,000	152,882
5.00%, 2/15/2027	265,000	288,520
5.00%, 2/15/2029	980,000	1,093,402
5.00%, 2/15/2031	1,450,000	1,633,856
5.00%, 2/15/2032	3,000,000	3,174,383
5.00%, 2/15/2034	1,180,000	1,285,997
Birdville, TX, Independent School District, General Obligation:
Series B, 5.00%, 2/15/2028 (c)	200,000	213,819
Series B, 5.00%, 2/15/2030 (c)	550,000	587,570
Board of Regents of the University of Texas System Revenue Series A, 4.00%, 8/15/2035	855,000	885,944
Board of Regents of University of Texas System Revenue Series A, 5.00%, 8/15/2032	635,000	716,787
Braunfels, TX, Utility System Revenue 3.00%, 7/1/2045	885,000	728,782
City of Austin TX Water & Wastewater System Revenue ETM, 5.00%, 11/15/2022	485,000	491,290
Security Description	Principal Amount	Value
City of Dallas TX Waterworks & Sewer System Revenue:
5.00%, 10/1/2046	$ 500,000	$ 543,942
Series C, 4.00%, 10/1/2035	800,000	832,178
Series C, 4.00%, 10/1/2040	505,000	508,540
Series C, 4.00%, 10/1/2043	685,000	685,272
Series C, 5.00%, 10/1/2036	500,000	570,079
City of Houston TX, General Obligation 5.00%, 3/1/2024	3,600,000	3,781,532
City of Laredo TX Waterworks & Sewer System Revenue Series A, 4.00%, 3/1/2045	750,000	745,685
City of San Antonio TX Electric & Gas Systems Revenue:
1.75%, 2/1/2049 (b)	500,000	483,456
4.00%, 2/1/2030	650,000	692,868
4.00%, 2/1/2037	500,000	514,165
4.00%, 2/1/2043	2,000,000	1,936,675
5.00%, 2/1/2026	1,665,000	1,815,254
5.00%, 2/1/2028	1,500,000	1,683,103
5.00%, 2/1/2031	2,000,000	2,287,917
5.00%, 2/1/2032	1,000,000	1,152,996
5.00%, 2/1/2033	2,250,000	2,573,267
5.00%, 2/1/2034	500,000	559,219
Series A, Class A, 5.00%, 2/1/2033	1,000,000	1,134,650
Series A, 5.00%, 2/1/2040	1,975,000	2,180,551
Series A, 5.00%, 2/1/2041	1,860,000	2,048,355
Series B-REMK 12/, Class B, 3.00%, 2/1/2030	515,000	515,533
City of San Antonio TX, General Obligation:
3.00%, 8/1/2039	700,000	619,588
4.00%, 8/1/2033	1,000,000	1,045,256
4.00%, 8/1/2036	525,000	540,867
5.00%, 8/1/2031	730,000	826,880
Clear Creek, TX, Independent School District, General Obligation:
5.00%, 2/15/2032 (c)	1,000,000	1,099,094
5.00%, 2/15/2034 (c)	1,000,000	1,094,710
5.00%, 2/15/2041 (c)	1,000,000	1,084,815
Collin County, TX, Community College District, General Obligation:
4.00%, 8/15/2031	495,000	519,671
4.00%, 8/15/2032	280,000	292,407
4.00%, 8/15/2034	190,000	197,182
4.00%, 8/15/2035	2,700,000	2,813,354
5.00%, 8/15/2025	390,000	422,990
Series A, 4.00%, 8/15/2038	2,015,000	2,049,835
Series A, 5.00%, 8/15/2024	2,260,000	2,397,436
Series A, 5.00%, 8/15/2025	750,000	813,443
Series A, 5.00%, 8/15/2030	2,500,000	2,874,172

See accompanying notes to financial statements.
143

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Collin County, TX, General Obligation 3.13%, 2/15/2035	$ 720,000	$ 681,380
Colorado River, TX, Municipal Water District Revenue 5.00%, 1/1/2025	500,000	533,703
Comal Independent School District, General Obligation:
5.00%, 2/1/2028 (c)	785,000	853,816
Series B, 5.00%, 2/1/2024 (c)	395,000	414,287
Conroe, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (c)	350,000	376,122
Series A, 3.00%, 2/15/2041 (c)	500,000	442,891
Series A, 5.00%, 2/15/2025 (c)	205,000	220,300
Series A, 5.00%, 2/15/2031 (c)	700,000	801,300
Coppell, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (c)	1,000,000	1,102,773
Corpus Christi, Independent School District, General Obligation 5.00%, 8/15/2030 (c)	830,000	933,158
County of Bexar, TX, General Obligation:
4.00%, 6/15/2046	840,000	840,191
5.00%, 6/15/2031	530,000	585,571
5.00%, 6/15/2032	1,170,000	1,293,874
County of Travis, TX, General Obligation Series A, 5.00%, 3/1/2038	515,000	576,027
County of Williamson, TX, General Obligation:
4.00%, 2/15/2040	500,000	502,901
5.00%, 2/15/2024	790,000	829,207
5.00%, 2/15/2026	500,000	548,009
5.00%, 2/15/2029	675,000	771,716
5.00%, 2/15/2030	1,255,000	1,426,803
5.00%, 2/15/2032	745,000	839,470
Crowley, Independent School District, General Obligation:
Series B, 4.00%, 8/1/2037 (c)	140,000	147,709
Series B, 5.00%, 8/1/2036 (c)	100,000	108,526
Cypress-Fairbanks, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (c)	235,000	238,895
4.00%, 2/15/2041 (c)	100,000	100,581
5.00%, 2/15/2023 (c)	150,000	153,157
5.00%, 2/15/2028 (c)	435,000	463,802
5.00%, 2/15/2033 (c)	2,635,000	2,903,174
Series A, 2.25%, 2/15/2043 (c)	550,000	388,662
Series A, 3.00%, 2/15/2035 (c)	500,000	472,620
Series A, 3.00%, 2/15/2039 (c)	500,000	450,472
Series A, 4.00%, 2/15/2037 (c)	1,400,000	1,430,017
Security Description	Principal Amount	Value
Dallas county, TX, General Obligation:
5.00%, 8/15/2025	$ 100,000	$ 108,459
5.00%, 7/15/2027	610,000	671,983
Dallas Independent School District, General Obligation 5.00%, 2/15/2030 (c)	620,000	705,277
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
5.00%, 12/1/2034	1,000,000	1,131,130
Series A, 5.00%, 12/1/2028	295,000	322,414
Series A, 5.00%, 12/1/2029	255,000	278,697
Series A, 5.00%, 12/1/2030	160,000	174,869
Series A, 5.00%, 12/1/2033	100,000	106,813
Series A, 5.00%, 12/1/2034	175,000	191,263
Series A, 5.00%, 12/1/2035	225,000	245,909
Series A, 5.00%, 12/1/2036	295,000	320,431
Dallas, TX, General Obligation:
5.00%, 2/15/2030	275,000	290,530
5.00%, 2/15/2031	2,050,000	2,241,958
5.00%, 2/15/2032	1,000,000	1,155,735
Series A, 5.00%, 2/15/2024	2,500,000	2,620,403
Series B, 3.00%, 2/15/2036	540,000	487,953
Dallas, TX, Hospital District, General Obligation:
4.00%, 8/15/2034	610,000	630,297
5.00%, 8/15/2029	2,000,000	2,244,533
Dallas, TX, Independent School District, General Obligation:
Series A, 3.00%, 2/15/2036 (c)	345,000	320,644
Series A, 4.00%, 2/15/2031 (c)	255,000	267,090
Series A, 5.00%, 8/15/2024 (c)	210,000	223,130
Series A, 5.00%, 2/15/2025 (c)	830,000	891,507
Series B, 5.00%, 2/15/2026 (c)	600,000	657,393
Dallas, TX, Waterworks & Sewer System Revenue:
Series A, 5.00%, 10/1/2027	110,000	119,336
Series A, 5.00%, 10/1/2028	300,000	324,386
Series A, 5.00%, 10/1/2029	100,000	109,748
Series A, 5.00%, 10/1/2033	410,000	447,207
Series A, 5.00%, 10/1/2034	800,000	871,930
Series A, 5.00%, 10/1/2036	680,000	740,287
Series C, 5.00%, 10/1/2045	3,165,000	3,545,684
Denton, TX, Independent School District, General Obligation:
4.00%, 8/15/2023 (c)	525,000	538,405
5.00%, 8/15/2025 (c)	290,000	310,801
5.00%, 8/15/2028 (c)	175,000	187,350
5.00%, 8/15/2029 (c)	500,000	544,559
5.00%, 8/15/2030 (c)	115,000	125,041
Series B, 5.00%, 8/15/2043 (c)	2,225,000	2,428,629
Dickinson, TX, Independent School District, General Obligation 2.00%, 2/15/2046 (c)	1,900,000	1,208,443

See accompanying notes to financial statements.
144

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Eagle Mountain & Saginaw Independent School District 5.00%, 8/15/2030 (c)	$ 125,000	$ 135,914
El Paso, TX, General Obligation:
4.00%, 8/15/2042	210,000	208,898
Series A, 4.00%, 8/15/2034	1,000,000	1,024,740
Series A, 4.00%, 8/15/2035	750,000	762,448
Series A, 4.00%, 8/15/2045	525,000	515,748
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2026	165,000	173,376
Forney, TX, Independent School District, General Obligation 5.00%, 8/15/2029 (c)	125,000	135,142
Fort Bend County, TX, General Obligation:
Series B, 4.00%, 3/1/2029	150,000	156,911
Series B, 5.00%, 3/1/2026	250,000	268,327
Series B, 5.00%, 3/1/2028	520,000	566,613
Fort Bend, TX, Forney Independent School District 4.00%, 8/15/2044 (c)	2,500,000	2,511,567
Fort Bend, TX, Independent School District, General Obligation:
4.00%, 8/15/2032 (c)	275,000	287,849
5.00%, 8/15/2027 (c)	555,000	624,164
5.00%, 8/15/2028 (c)	525,000	585,981
Series E, 5.00%, 2/15/2027 (c)	850,000	947,970
Fort Worth, TX, General Obligation Series A, 5.00%, 3/1/2023	50,000	51,065
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2023 (c)	50,000	51,052
5.00%, 2/15/2025 (c)	195,000	209,141
Fort Worth, TX, Water & Sewer System Revenue:
5.00%, 2/15/2028	130,000	135,585
Series A, 5.00%, 2/15/2027	140,000	149,784
Frisco, TX, General Obligation:
5.00%, 2/15/2024	125,000	131,142
Series A, 5.00%, 2/15/2024	150,000	157,371
Series A, 5.00%, 2/15/2026	260,000	278,718
Frisco, TX, Independent School District, General Obligation:
4.00%, 2/15/2035 (c)	525,000	548,012
5.00%, 8/15/2036 (c)	500,000	558,358
Series A, 4.00%, 8/15/2032 (c)	510,000	529,864
Series A, 5.00%, 8/15/2022 (c)	300,000	301,294
Galena Park, TX, Independent School District, General Obligation 4.00%, 8/15/2034 (c)	375,000	389,856
Security Description	Principal Amount	Value
Garland, TX, Independent School District, General Obligation 5.00%, 2/15/2030 (c)	$ 260,000	$ 277,147
Georgetown, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2037 (c)	110,000	117,897
Goose Creek Consolidated Independent School District, General Obligation 2.13%, 2/15/2045 (c)	1,000,000	671,162
Grand Parkway Transportation Corp. Revenue Series B, VRN, 5.00%, 10/1/2052 (b)	1,255,000	1,297,994
Grand Parkway, TX, Transportation Corp., Revenue:
Series A, 5.00%, 10/1/2031	1,000,000	1,106,405
Series A, 5.00%, 10/1/2035	700,000	762,684
Series A, 5.00%, 10/1/2038	1,280,000	1,386,552
Series A, 5.00%, 10/1/2043	1,300,000	1,395,499
Grand Prairie, TX, Independent School District, General Obligation 4.00%, 8/15/2030 (c)	100,000	104,182
Grapevine-Colleyville, TX, Independent School District, General Obligation 5.00%, 8/15/2031 (c)	500,000	536,362
Harris County, TX, Cultural Education Facilities Finance Corp., Revenue:
4.00%, 11/15/2036	395,000	390,061
4.00%, 11/15/2037	840,000	827,030
5.00%, 11/15/2025	275,000	299,434
Harris County, TX, Flood Control District Revenue:
Series A, 4.00%, 10/1/2035	900,000	925,906
Series A, 5.00%, 10/1/2027	285,000	306,961
Series A, 5.00%, 10/1/2029	530,000	590,271
Series A, 5.00%, 10/1/2032	455,000	501,497
Series A, 5.00%, 10/1/2033	250,000	274,404
Series A, 5.00%, 10/1/2034	1,000,000	1,093,920
Harris County, TX, Flood Control District, General Obligation:
3.00%, 10/1/2038	625,000	557,635
4.00%, 10/1/2033	760,000	805,218
4.00%, 10/1/2035	790,000	831,316
5.00%, 10/1/2031	500,000	569,534
Harris County, TX, General Obligation:
Series A, 4.00%, 10/1/2045	1,990,000	1,993,787
Series A, 5.00%, 10/1/2025	350,000	380,848
Series A, 5.00%, 10/1/2026	500,000	554,682
Series A, 5.00%, 10/1/2027	530,000	574,289
Series A, 5.00%, 10/1/2028	720,000	778,293
Series A, 5.00%, 10/1/2029	1,465,000	1,690,425

See accompanying notes to financial statements.
145

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2034	$ 440,000	$ 462,432
Series A, 5.00%, 10/1/2035	155,000	166,346
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
5.00%, 11/1/2026	150,000	160,089
5.00%, 11/1/2028	120,000	128,071
Series A, 5.00%, 11/1/2027	525,000	580,834
Series A, 5.00%, 11/1/2028	200,000	220,664
Series A, 5.00%, 11/1/2029	300,000	330,220
Series B, 5.00%, 11/1/2024	225,000	239,657
Harris County, TX, Revenue:
Series A, 5.00%, 8/15/2024	375,000	398,366
Series A, 5.00%, 8/15/2026	185,000	204,958
Series A, 5.00%, 8/15/2027	500,000	552,077
Series A, 5.00%, 8/15/2030	480,000	521,932
Series A, 5.00%, 8/15/2031	610,000	659,094
Series A, 5.00%, 8/15/2032	540,000	579,991
Series A, 5.00%, 8/15/2035	490,000	520,445
Series A, 5.00%, 8/15/2036	270,000	286,456
Harris County, TX, Toll Road Authority Revenue:
4.00%, 8/15/2036	485,000	494,845
4.00%, 8/15/2037	505,000	512,455
4.00%, 8/15/2038	1,000,000	1,008,904
4.00%, 8/15/2045	2,590,000	2,540,566
5.00%, 8/15/2026	685,000	758,331
5.00%, 8/15/2029	865,000	993,629
Series A, 4.00%, 8/15/2037	300,000	305,481
Series A, 5.00%, 8/15/2022	195,000	195,790
Series A, 5.00%, 8/15/2032	1,635,000	1,796,778
Harris County, TX, Toll Road Authority, Revenue:
4.00%, 8/15/2035	615,000	630,776
4.00%, 8/15/2040	510,000	510,368
Hays Consolidated Independent School District, General Obligation Series A, 3.00%, 2/15/2025 (c)	930,000	945,988
Hidalgo, TX, General Obligation Series A, 5.00%, 8/15/2036	645,000	714,338
Houston of Harris County, TX, Port Authority General Obligation:
Series A, 5.00%, 10/1/2022	255,000	257,276
Series A-2, 4.00%, 10/1/2035	820,000	848,810
Series A-2, 5.00%, 10/1/2024	500,000	532,122
Series A-2, 5.00%, 10/1/2027	600,000	675,323
Series A-2, Class A, 5.00%, 10/1/2029	800,000	919,122
Series A-2, 5.00%, 10/1/2032	1,810,000	2,076,216
Houston of Harris County, TX, Port Authority Revenue:
4.00%, 10/1/2037	3,170,000	3,183,460
4.00%, 10/1/2039	1,040,000	1,037,589
4.00%, 10/1/2040	500,000	496,836
Security Description	Principal Amount	Value
Houston, TX, Combined Utility System Revenue:
Series A, 3.00%, 11/15/2040	$ 1,500,000	$ 1,280,958
Series A, 4.00%, 11/15/2041	3,015,000	3,012,767
Series B, 4.00%, 11/15/2037	250,000	252,720
Series B, 4.00%, 11/15/2044	1,950,000	1,916,327
Series B, 5.00%, 11/15/2025	200,000	218,246
Series B, 5.00%, 11/15/2026	300,000	333,847
Series B, 5.00%, 11/15/2032	275,000	297,547
Series B, 5.00%, 11/15/2036	555,000	596,142
Series C, 4.00%, 11/15/2039	550,000	553,935
Series D, 5.00%, 11/15/2028	130,000	138,219
Series D, 5.00%, 11/15/2032	500,000	557,798
Series D, 5.00%, 11/15/2038	555,000	609,366
Houston, TX, General Obligation:
Series A, 3.00%, 3/1/2040	780,000	669,994
Series A, 4.00%, 3/1/2035	765,000	781,654
Series A, 4.00%, 3/1/2036	395,000	400,418
Series A, 5.00%, 3/1/2025	365,000	391,757
Series A, 5.00%, 3/1/2027	1,310,000	1,460,337
Series A, 5.00%, 3/1/2029	720,000	811,711
Series A, 5.00%, 3/1/2030	4,160,000	4,700,307
Series A, 5.00%, 3/1/2031	100,000	107,691
Series A, 5.00%, 3/1/2032	850,000	955,031
Houston, TX, Independent School District, General Obligation:
VRN, 4.00%, 6/1/2039 (b) (c)	520,000	529,332
5.00%, 2/15/2024 (c)	650,000	682,153
5.00%, 2/15/2027 (c)	895,000	997,328
5.00%, 2/15/2031 (c)	500,000	547,726
5.00%, 7/15/2035	515,000	572,020
5.00%, 2/15/2042 (c)	315,000	339,284
Series A, 4.00%, 2/15/2033 (c)	700,000	723,667
Series A, 5.00%, 2/15/2027 (c)	555,000	605,465
Series A, 5.00%, 2/15/2030 (c)	395,000	430,058
Series A, 5.00%, 2/15/2031 (c)	445,000	483,692
Humble, TX, Independent School District, General Obligation Series A, 5.50%, 2/15/2025 (c)	110,000	119,308
Hurst-Euless-Bedford, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2028	140,000	156,191
Hutto, TX, General Obligation 4.00%, 8/1/2043	250,000	250,314
Irving Independent, CA, School District, General Obligation Series A, 5.00%, 2/15/2023 (c)	175,000	178,737
Judson, TX, Independent School District, General Obligation 5.00%, 2/1/2025 (c)	225,000	241,293
Katy, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (c)	185,000	191,322
5.00%, 2/15/2042 (c)	230,000	248,757
5.00%, 2/15/2043 (c)	1,285,000	1,397,951

See accompanying notes to financial statements.
146

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series D, 5.00%, 2/15/2025 (c)	$ 405,000	$ 435,334
Keller, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2027 (c)	145,000	158,606
Klein, TX, Independent School District, General Obligation 4.00%, 8/1/2046 (c)	100,000	100,090
Lake Travis, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2043 (c)	2,095,000	2,273,947
Lamar, TX, Consolidated Independent School District, General Obligation Series A, 3.00%, 2/15/2036 (c)	1,300,000	1,191,680
Leander, TX, Independent School District, General Obligation:
Series A, Zero Coupon, 8/16/2044 (c)	100,000	39,336
Series A, 5.00%, 8/15/2026 (c)	640,000	694,540
Lewisville Independent School District 5.00%, 8/15/2031 (c)	500,000	568,325
Lewisville, TX, Independent School District, General Obligation:
3.25%, 8/15/2036 (c)	100,000	96,609
5.00%, 8/15/2023 (c)	300,000	310,948
5.00%, 8/15/2024 (c)	135,000	143,123
5.00%, 8/15/2026 (c)	300,000	330,256
Series A, 4.00%, 8/15/2026 (c)	180,000	188,592
Series B, 5.00%, 8/15/2028	525,000	564,322
Liberty Hill Independent School District, General Obligation:
3.00%, 2/1/2037 (c)	1,500,000	1,363,331
4.00%, 2/1/2044 (c)	750,000	730,017
Little Elm, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (c)	3,000,000	3,288,465
Lone Star, TX, College System, General Obligation 5.00%, 2/15/2033	400,000	431,760
Lower Colorado River Authority Revenue 5.00%, 5/15/2038 (c)	600,000	668,009
Lubbock, TX, General Obligation:
5.00%, 2/15/2025	2,575,000	2,759,703
5.00%, 2/15/2029	100,000	114,068
Midway Independent School District , General Obligation 5.00%, 8/15/2030 (c)	705,000	810,516
Montgomery Independent School District 5.00%, 2/15/2028 (c)	245,000	261,671
Montgomery, MD, State General Obligation 5.00%, 3/1/2028	415,000	453,571
Security Description	Principal Amount	Value
Montgomery, TX, State General Obligation Series A, 4.00%, 3/1/2042	$ 405,000	$ 406,239
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	135,000	143,508
5.00%, 9/1/2027	200,000	216,294
Series A, 3.00%, 9/1/2032	685,000	680,897
Northside TX Independent School District, General Obligation VRN, 2.75%, 8/1/2048 (b) (c)	1,700,000	1,727,667
Northside, TX, Independent School District, General Obligation:
2.38%, 8/15/2045 (c)	605,000	436,292
4.00%, 8/15/2034 (c)	750,000	790,240
Northwest, TX, Independent School District, General Obligation:
3.00%, 2/15/2046 (c)	2,250,000	1,838,083
5.00%, 2/15/2042 (c)	380,000	417,110
Series B, 5.00%, 2/15/2023 (c)	230,000	234,884
Series B, 5.00%, 2/15/2026 (c)	260,000	278,650
Pasadena, TX, Independent School District, General Obligation 5.00%, 2/15/2024 (c)	500,000	524,896
Pearland, TX, Independent School District, General Obligation 5.00%, 2/15/2027 (c)	1,490,000	1,657,600
Pecos Barstow Toyah Independent School District, General Obligation 4.00%, 2/15/2041 (c)	500,000	500,041
Plano, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2028 (c)	200,000	217,823
Series A, 5.00%, 2/15/2029 (c)	500,000	543,474
Round Rock, TX, Independent School District, General Obligation:
5.00%, 8/1/2026	150,000	165,687
5.00%, 8/1/2026 (c)	2,140,000	2,366,437
5.00%, 8/1/2031 (c)	480,000	538,302
Series A, 3.00%, 8/1/2033 (c)	500,000	474,970
Series A, 4.00%, 8/1/2032 (c)	500,000	532,815
Series A, 5.00%, 8/1/2030 (c)	1,080,000	1,235,819
Series A, 5.00%, 8/1/2031 (c)	610,000	693,879
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2024	280,000	293,620
5.00%, 2/1/2025	125,000	134,103
5.00%, 2/1/2026	230,000	251,152
5.00%, 2/1/2027	375,000	412,085
5.00%, 2/1/2041	260,000	279,536
5.00%, 2/1/2042	260,000	278,748

See accompanying notes to financial statements.
147

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
San Antonio, TX, Electric & Gas Systems Revenue 3.00%, 2/1/2037	$ 540,000	$ 478,702
San Antonio, TX, General Obligation:
5.00%, 2/1/2027	925,000	988,859
5.00%, 8/1/2037	320,000	355,346
San Antonio, TX, Independent School District, General Obligation:
4.00%, 8/15/2033 (c)	1,000,000	1,064,165
4.00%, 8/15/2034 (c)	1,000,000	1,052,243
4.00%, 8/15/2035 (c)	620,000	649,226
4.00%, 8/15/2036 (c)	645,000	674,195
4.00%, 8/15/2040 (c)	610,000	619,322
4.00%, 8/15/2041 (c)	950,000	958,151
5.00%, 2/15/2027 (c)	510,000	544,837
5.00%, 8/15/2043 (c)	620,000	661,065
San Antonio, TX, Water System Revenue:
4.00%, 5/15/2034	865,000	901,724
Series A, 2.63%, 5/1/2049 (b)	550,000	549,331
Series A, 4.00%, 5/15/2040	875,000	869,550
Series A, 5.00%, 5/15/2026	2,550,000	2,804,442
Series A, 5.00%, 5/15/2029	210,000	228,345
Series A, 5.00%, 5/15/2030	500,000	541,412
Series A, 5.00%, 5/15/2032	800,000	889,802
Series A, 5.00%, 5/15/2039	545,000	607,937
Series A, 5.00%, 5/15/2042	2,065,000	2,280,943
Series C, 4.00%, 5/15/2037	130,000	130,841
Series C, 5.00%, 5/15/2026	200,000	219,956
Series C, 5.00%, 5/15/2030	160,000	174,869
San Jacinto, TX, Community College District, General Obligation:
4.00%, 2/15/2046	500,000	492,815
Series A, 4.00%, 2/15/2041	515,000	516,612
Schertz-Cibolo-Universal City Independent School District, General Obligation 4.00%, 2/1/2036 (c)	110,000	113,622
Sherman, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2041 (c)	550,000	602,378
Socorro Independent School District, General Obligation:
4.00%, 8/15/2045 (c)	2,195,000	2,200,495
Series B, 5.00%, 8/15/2037 (c)	880,000	960,336
Spring Branch, TX, Independent School District, General Obligation 5.00%, 2/1/2023 (c)	600,000	612,025
Spring Independent School District, General Obligation:
5.00%, 8/15/2022 (c)	200,000	200,847
5.00%, 8/15/2026 (c)	550,000	595,489
Security Description	Principal Amount	Value
Tarrant, TX, County College District, General Obligation:
2.00%, 8/15/2036	$ 1,700,000	$ 1,291,738
4.00%, 8/15/2033	1,170,000	1,230,483
5.00%, 8/15/2027	1,150,000	1,292,136
5.00%, 8/15/2031	1,695,000	1,946,350
Tarrant, TX, Regional Water District Revenue:
5.00%, 3/1/2024	240,000	252,183
5.00%, 3/1/2025	250,000	267,858
Series A, Class A, 2.00%, 9/1/2044	750,000	484,559
Series A, 4.00%, 9/1/2031	750,000	810,836
Texas A&M University Revenue:
Series A, 3.00%, 5/15/2039	2,050,000	1,785,047
Series A, 3.00%, 5/15/2040	750,000	644,596
Texas Public Finance Authority Revenue 4.00%, 2/1/2039	2,000,000	1,969,355
Texas State University System Series A, 4.00%, 3/15/2034	620,000	642,515
Texas Water Development Board Revenue:
3.00%, 10/15/2033	1,310,000	1,245,553
3.00%, 10/15/2039	775,000	682,066
4.00%, 10/15/2032	500,000	524,827
4.00%, 10/15/2036	800,000	819,741
4.00%, 8/1/2037	1,150,000	1,174,952
4.00%, 10/15/2037	500,000	513,120
4.00%, 8/1/2038	2,240,000	2,273,871
4.00%, 10/15/2044	3,255,000	3,265,215
5.00%, 10/15/2023	700,000	729,311
5.00%, 4/15/2024	925,000	975,207
5.00%, 8/1/2026	500,000	553,728
5.00%, 10/15/2026	500,000	555,955
5.00%, 4/15/2030	610,000	692,857
5.00%, 8/1/2037	650,000	715,343
5.00%, 10/15/2042	810,000	888,573
Texas, State A&M University Revenue:
Series A, 3.00%, 5/15/2038	2,655,000	2,340,604
Series C, 5.00%, 5/15/2025	220,000	236,464
Series E, 5.00%, 5/15/2027	160,000	178,146
Texas, State General Obligation:
5.00%, 4/1/2026	310,000	325,444
5.00%, 4/1/2028	160,000	168,450
Series A, 4.00%, 10/1/2033	130,000	135,146
Series A, 5.00%, 4/1/2023	375,000	384,499
Series A, 5.00%, 10/1/2024	165,000	175,488
Series A, 5.00%, 4/1/2025	160,000	172,169
Series A, 5.00%, 4/1/2026	100,000	109,952
Series A, 5.00%, 10/1/2026	400,000	430,834
Series A, 5.00%, 10/1/2027	280,000	303,398
Series A, 5.00%, 10/1/2028	445,000	470,576
Series A, 5.00%, 4/1/2029	100,000	109,012
Series A, 5.00%, 10/1/2030	105,000	116,920

See accompanying notes to financial statements.
148

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2032	$ 200,000	$ 221,258
Series A, 5.00%, 4/1/2044	500,000	535,993
Series B, 5.00%, 10/1/2029	100,000	111,839
Series B, 5.00%, 10/1/2033	360,000	396,978
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2023	240,000	249,634
5.00%, 10/1/2024	265,000	282,565
Series A, 5.00%, 10/1/2024	545,000	581,125
Series A, 5.00%, 10/1/2025	635,000	691,800
Series A, 5.00%, 10/1/2026	275,000	305,546
Series A, 5.00%, 4/1/2033	260,000	273,502
Texas, State University System Revenue:
Class B, VRN, 0.65%, 10/1/2041 (b)	875,000	806,855
Series A, 5.00%, 3/15/2023	200,000	204,798
Series A, 5.00%, 3/15/2025	880,000	945,296
Series A, 5.00%, 3/15/2026	735,000	798,818
Series A, 5.00%, 3/15/2029	140,000	153,833
Series A, 5.00%, 3/15/2033	500,000	543,495
Texas, State Water Development Board Revenue:
3.00%, 10/15/2034	800,000	748,108
3.00%, 10/15/2035	2,650,000	2,448,998
3.00%, 10/15/2039	600,000	528,051
4.00%, 10/15/2031	640,000	668,868
4.00%, 8/1/2035	965,000	1,003,438
4.00%, 8/1/2036	150,000	153,482
4.00%, 10/15/2043	1,725,000	1,743,851
4.00%, 10/15/2044	2,635,000	2,659,985
4.00%, 10/15/2045	1,080,000	1,081,556
5.00%, 4/15/2024	220,000	231,941
5.00%, 4/15/2026	135,000	148,649
5.00%, 4/15/2027	90,000	99,800
5.00%, 4/15/2029	840,000	944,048
5.00%, 4/15/2031	770,000	884,035
5.00%, 10/15/2043	2,965,000	3,205,045
Series A, 4.00%, 10/15/2037	680,000	696,313
Series A, 4.00%, 10/15/2040	115,000	116,019
Series A, 4.00%, 10/15/2052	125,000	124,356
Series A, 5.00%, 4/15/2026	135,000	147,017
Series A, 5.00%, 4/15/2027	120,000	134,517
Series A, 5.00%, 10/15/2029	645,000	697,519
Series A, 5.00%, 10/15/2031	575,000	620,686
Series A, 5.00%, 10/15/2040	600,000	645,709
Tomball, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (c)	115,000	123,461
Travis County of TX General Obligation Series A, 5.00%, 3/1/2027	600,000	656,647
Travis County, TX, General Obligation Series A, 5.00%, 3/1/2023	120,000	122,770
Security Description	Principal Amount	Value
Trinity, TX, River Authority Central Regional Wastewater System Revenue:
3.00%, 8/1/2032	$ 530,000	$ 520,289
5.00%, 8/1/2024	295,000	312,899
5.00%, 8/1/2025	335,000	363,459
5.00%, 8/1/2030	100,000	110,875
5.00%, 8/1/2037	595,000	652,164
University of Houston, Revenue:
Series A, 3.00%, 2/15/2039	500,000	426,572
Series A, 3.00%, 2/15/2041	500,000	436,812
Series A, 4.00%, 2/15/2025	265,000	276,698
Series A, 5.00%, 2/15/2025	380,000	406,357
Series A, 5.00%, 2/15/2029	500,000	567,743
Series A, 5.00%, 2/15/2030	175,000	188,332
Series C, 4.00%, 2/15/2039	1,025,000	1,026,046
Series C, 5.00%, 2/15/2027	900,000	980,206
University of North Texas Revenue:
Series A, 5.00%, 4/15/2025	200,000	214,326
Series A, 5.00%, 4/15/2029	285,000	312,859
Series A, 5.00%, 4/15/2030	120,000	131,233
Series A, 5.00%, 4/15/2031	115,000	125,371
University of Texas, Permanent University Fund Revenue:
Series A, 5.00%, 7/1/2030	120,000	128,663
Series A, 5.00%, 7/1/2032	120,000	128,448
Series A, 5.25%, 7/1/2029	85,000	92,000
Series A, 5.50%, 7/1/2025	180,000	196,550
Series A, 5.50%, 7/1/2026	125,000	136,873
Series A-BOARD OF REGENTS, 3.00%, 7/1/2031	375,000	371,922
Series B, 4.00%, 7/1/2034	300,000	304,998
Series B, 5.00%, 7/1/2024	175,000	185,100
Series B, 5.00%, 7/1/2027	60,000	63,318
University of Texas, Revenue:
Series A, 5.00%, 8/15/2030	1,765,000	2,056,879
Series A, 5.00%, 8/15/2031	1,900,000	2,159,635
Series B, 4.00%, 8/15/2036	350,000	354,602
Series B, 5.00%, 8/15/2027	405,000	428,076
Series B, 5.00%, 8/15/2029	2,055,000	2,369,209
Series C, 3.00%, 8/15/2035	470,000	431,730
Series C, 5.00%, 8/15/2028	750,000	856,068
Series C, 5.00%, 8/15/2031	1,665,000	1,960,358
Series E, 5.00%, 8/15/2026	140,000	155,511
Series E, 5.00%, 8/15/2027	100,000	112,821
Series H, 5.00%, 8/15/2022	820,000	823,472
Series J, 5.00%, 8/15/2024	315,000	334,493
Series J, 5.00%, 8/15/2025	260,000	282,403
Series J, 5.00%, 8/15/2026	200,000	222,159
Series J, 5.00%, 8/15/2027	425,000	469,266
Via, TX, Metropolitan Transit Revenue:
5.00%, 7/15/2025	180,000	193,733
5.00%, 7/15/2026	280,000	306,532
5.00%, 7/15/2028	505,000	552,539

See accompanying notes to financial statements.
149

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Waco, TX, General Obligation:
5.00%, 2/1/2023	$ 145,000	$ 147,872
5.00%, 2/1/2024	125,000	131,024
Waller, TX, Consolidated Independent School District, General Obligation:
3.00%, 2/15/2040 (c)	915,000	787,623
4.00%, 2/15/2044 (c)	2,000,000	2,007,937
		385,984,035
UTAH — 0.8%
Alpine, UT, School District, General Obligation 5.00%, 3/15/2024	100,000	105,223
Central Utah, Water Conservancy District Revenue:
Series B, 4.00%, 10/1/2036	530,000	540,990
Series B, 5.00%, 10/1/2027	145,000	163,051
Central Valley Water Reclamation Facility Series C, 4.00%, 3/1/2047	4,950,000	4,904,863
City of Salt Lake City UT Public Utilities Revenue 5.00%, 2/1/2042	2,335,000	2,570,929
Intermountain Power Agency:
Series A, 5.00%, 7/1/2028	180,000	203,713
Series A, 5.00%, 7/1/2045	910,000	1,005,717
University of Texas, Revenue Series A, 5.00%, 8/1/2044	1,785,000	1,955,982
University of Utah, Revenue:
Series A, 4.00%, 8/1/2039	800,000	806,118
Series A, 5.00%, 8/1/2030	2,365,000	2,623,369
Series B-1, 5.00%, 8/1/2023	170,000	175,939
Series B-1, 5.00%, 8/1/2028	600,000	670,822
Utah, State General Obligation:
5.00%, 7/1/2023	425,000	439,116
5.00%, 7/1/2025	585,000	634,623
5.00%, 7/1/2026	2,645,000	2,928,568
5.00%, 7/1/2027	360,000	402,575
5.00%, 7/1/2028	925,000	1,060,662
5.00%, 7/1/2029	1,655,000	1,903,847
5.00%, 7/1/2031	655,000	745,987
Series B, 5.00%, 7/1/2023	600,000	619,929
Utah, State Transit Authority, Sales Tax Revenue:
5.00%, 12/15/2033	1,585,000	1,767,347
5.00%, 12/15/2040	570,000	622,581
Series A, 5.00%, 6/15/2028	160,000	173,189
		27,025,140
VIRGINIA — 2.4%
Alexandria, VA, General Obligation Series C, 5.00%, 7/1/2028	500,000	560,790
Arlington County, VA, General Obligation:
4.00%, 6/15/2033	700,000	733,614
Security Description	Principal Amount	Value
5.00%, 8/15/2032	$ 3,190,000	$ 3,584,171
Chesterfield County, Economic Development Authority Revenue Series F, 2.00%, 4/1/2041	525,000	362,174
City of Richmond VA Public Utility Revenue 5.00%, 1/15/2024	760,000	796,476
County of Arlington VA, General Obligation Series A, 4.00%, 8/1/2035	900,000	943,619
County of Fairfax VA Sewer Revenue:
4.00%, 7/15/2040	1,610,000	1,638,220
5.00%, 7/15/2046	865,000	971,427
County of Fairfax VA, General Obligation:
Series A, 5.00%, 10/1/2034	695,000	800,389
Series A, 5.00%, 10/1/2037	610,000	689,612
County of Loudoun VA:
Class A, 5.00%, 12/1/2024	4,400,000	4,707,292
Class A, 5.00%, 12/1/2025	4,550,000	4,975,964
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2036	305,000	319,446
Series A, 5.00%, 10/1/2025	185,000	197,137
Series A, 5.00%, 10/1/2028	500,000	573,908
Series A, 5.00%, 10/1/2031	1,410,000	1,638,389
Fairfax County, VA, Water Authority Revenue:
5.00%, 4/1/2026	530,000	583,347
5.00%, 4/1/2041	675,000	734,029
Hampton Roads, VA, Transportation Accountability Commission Revenue:
Series A, 4.00%, 7/1/2040	2,030,000	2,039,893
Series A, 4.00%, 7/1/2045	885,000	869,292
Series A, 5.00%, 7/1/2033	1,000,000	1,128,669
Series A, 5.00%, 7/1/2036	1,000,000	1,128,669
Series A, 5.00%, 7/1/2038	650,000	733,635
Series A, 5.00%, 7/1/2042	2,495,000	2,684,530
Loudoun County Economic Development Authority Revenue 2.00%, 12/1/2038	2,000,000	1,439,527
Richmond, VA, Public Utility Revenue 4.00%, 1/15/2036	300,000	305,514
University of Virginia, Revenue Series A, 5.00%, 4/1/2042	785,000	848,138
Virginia, College Building Authority Revenue:
4.00%, 2/1/2036	1,220,000	1,242,093
5.00%, 2/1/2026	3,030,000	3,308,762
5.00%, 2/1/2028	500,000	567,693
5.00%, 2/1/2030	825,000	956,049

See accompanying notes to financial statements.
150

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Virginia, Commonwealth Transportation Board Revenue:
3.00%, 5/15/2037	$ 1,515,000	$ 1,328,923
3.00%, 5/15/2041	300,000	252,368
3.25%, 5/15/2043	1,100,000	938,711
4.00%, 5/15/2038	2,680,000	2,691,866
5.00%, 9/15/2022	500,000	503,538
5.00%, 3/15/2028	575,000	645,854
5.00%, 9/15/2028	250,000	276,153
5.00%, 3/15/2032	130,000	143,840
Series A, 5.00%, 5/15/2032	585,000	650,090
Virginia, Public Building Authority Revenue Series B, 5.00%, 8/1/2026	750,000	829,667
Virginia, Public Building AuthorityRevenue 5.00%, 8/1/2024	4,000,000	4,243,536
Virginia, State College Building Authority, Educational Facilities Revenue:
3.00%, 2/1/2036	3,500,000	3,088,120
3.00%, 2/1/2038	1,000,000	855,744
3.00%, 2/1/2040	2,485,000	2,075,471
4.00%, 2/1/2038	2,660,000	2,678,872
4.00%, 2/1/2040	680,000	682,234
5.00%, 2/1/2024	320,000	335,472
5.00%, 2/1/2025	155,000	166,305
Series A, 5.00%, 2/1/2023	150,000	152,928
Series A, 5.00%, 2/1/2027	500,000	558,864
Series A, 5.00%, 9/1/2028	60,000	66,305
Series D, 5.00%, 2/1/2023	250,000	254,880
Series D, 5.00%, 2/1/2024	210,000	220,154
Virginia, State General Obligation Series B, 5.00%, 6/1/2026	900,000	992,758
Virginia, State Public Building Authority Revenue:
Series A, 3.00%, 8/1/2032	210,000	204,016
Series A, 4.00%, 8/1/2034	820,000	854,832
Series A, 4.00%, 8/1/2035	260,000	269,553
Series A, 4.00%, 8/1/2038	750,000	757,696
Series A, 4.00%, 8/1/2040	810,000	815,041
Series A, 5.00%, 8/1/2025	5,100,000	5,534,847
Series A, 5.00%, 8/1/2028	2,000,000	2,281,623
Series A, 5.00%, 8/1/2029	150,000	166,966
Series A-2, 4.00%, 8/1/2039	2,000,000	2,018,408
Series B, 5.00%, 8/1/2022	150,000	150,431
Series B, 5.00%, 8/1/2028	755,000	861,313
Series B, 5.00%, 8/1/2030	1,500,000	1,737,909
Virginia, State Public School Authority Revenue 5.00%, 8/1/2025	175,000	188,729
Virginia, State Resource Authority Infrastructure Revenue:
5.00%, 10/1/2027	515,000	560,391
5.00%, 11/1/2045	160,000	173,019
		83,269,895
Security Description	Principal Amount	Value
WASHINGTON — 4.4%
Auburn, WA, School District No 408 of King & Pierce Counties, General Obligation:
3.00%, 12/1/2037	$ 525,000	$ 472,581
3.00%, 12/1/2038	615,000	539,894
4.00%, 12/1/2036	720,000	751,379
5.00%, 12/1/2028	500,000	565,354
5.00%, 12/1/2029	150,000	169,120
5.00%, 12/1/2031	1,000,000	1,122,083
Central Puget Sound, WA, Regional Transit Authority Revenue:
Series S-1, 5.00%, 11/1/2025	185,000	201,965
Series S-1, 5.00%, 11/1/2027	85,000	92,738
Series S-1, 5.00%, 11/1/2028	1,405,000	1,614,607
Series S-1, 5.00%, 11/1/2030	385,000	420,047
Series S-1, 5.00%, 11/1/2035	440,000	478,151
City of Seattle WA Drainage & Wastewater Revenue:
5.00%, 7/1/2026	750,000	828,617
5.00%, 9/1/2029	1,470,000	1,697,709
City of Seattle WA Municipal Light & Power Revenue Series B, 5.00%, 2/1/2024	875,000	918,144
City of Seattle WA, General Obligation Series A, 5.00%, 12/1/2029	1,500,000	1,742,790
City of Tacoma WA Electric System Revenue 5.00%, 1/1/2046	1,800,000	2,008,848
Clark County School District No 114 Evergreen, General Obligation:
5.00%, 12/1/2030	1,390,000	1,612,456
5.00%, 12/1/2031	2,000,000	2,304,237
5.00%, 12/1/2032	500,000	572,453
Clark County School District No 37 Vancouver, General Obligation 4.00%, 12/1/2034	570,000	599,451
County of King WA, General Obligation 5.00%, 7/1/2029	560,000	598,090
Energy Northwest, WA, Electric Revenue:
4.00%, 7/1/2042	1,700,000	1,691,162
5.00%, 7/1/2023	3,350,000	3,458,249
5.00%, 7/1/2025	1,180,000	1,275,813
5.00%, 7/1/2026	1,135,000	1,239,081
5.00%, 7/1/2028	645,000	731,885
5.00%, 7/1/2030	625,000	725,935
Class A, 5.00%, 7/1/2033	2,300,000	2,691,303
5.00%, 7/1/2035	3,575,000	4,058,219
5.00%, 7/1/2037	1,285,000	1,441,420
5.00%, 7/1/2038	1,200,000	1,336,649
5.00%, 7/1/2039	2,495,000	2,800,338

See accompanying notes to financial statements.
151

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2023	$ 3,050,000	$ 3,150,387
Series A, 5.00%, 7/1/2025	205,000	221,645
Series A, 5.00%, 7/1/2027	1,165,000	1,279,875
Series A, 5.00%, 7/1/2028	1,160,000	1,225,092
Series A, 5.00%, 7/1/2033	1,065,000	1,175,306
Series C, 5.00%, 7/1/2027	125,000	131,638
Series C, 5.00%, 7/1/2030	1,350,000	1,521,768
Series C-PROJ 1 ELEC REV, 5.00%, 7/1/2025	180,000	194,616
Series C-PROJECT 3 ELEC REV, 5.00%, 7/1/2026	465,000	502,056
Franklin County School District No 1 Pasco 5.00%, 12/1/2030	535,000	601,464
FYI Properties 5.00%, 6/1/2034	2,925,000	3,215,190
Grant County, Public Utility District No 2 Electric, Revenue Series S, 2.00%, 1/1/2044 (b)	500,000	500,659
King & Snohomish Counties School District No. 417 Northshore, General Obligation 5.00%, 12/1/2036	3,000,000	3,302,437
King County Housing Authority 3.50%, 5/1/2038	500,000	486,883
King County School District No 210 Federal Way, General Obligation 5.00%, 12/1/2032	500,000	566,568
King County, School District No. 401 Highline, General Obligation:
3.13%, 12/1/2032	470,000	465,552
5.00%, 12/1/2027	700,000	774,687
King County, School District No. 405 Bellevue, General Obligation:
5.00%, 12/1/2026	130,000	144,791
5.00%, 12/1/2029	300,000	330,952
King County, School District No. 411 Issaquah, General Obligation:
3.00%, 12/1/2030	775,000	781,693
5.00%, 12/1/2028	100,000	110,449
5.00%, 12/1/2031	100,000	111,673
5.00%, 12/1/2032	300,000	332,469
King County, School District No. 414, Lake Washington, General Obligation:
3.00%, 12/1/2027	2,825,000	2,906,601
4.00%, 12/1/2026	110,000	116,856
5.00%, 12/1/2030	2,665,000	2,961,613
5.00%, 12/1/2031	3,750,000	4,156,424
King County, WA, General Obligation:
5.00%, 7/1/2025	170,000	181,770
5.00%, 7/1/2027	160,000	170,986
Security Description	Principal Amount	Value
Class A, 5.00%, 1/1/2030	$ 1,990,000	$ 2,292,406
5.00%, 7/1/2031	225,000	241,071
Series E, 5.00%, 12/1/2028	225,000	244,595
Series E, 5.00%, 12/1/2029	305,000	331,772
King County, WA, Sewer Revenue:
5.00%, 7/1/2042	200,000	217,277
Series B, VRN, 0.88%, 1/1/2042 (b)	850,000	773,562
Series B, 5.00%, 7/1/2027	125,000	131,763
Series B, 5.00%, 7/1/2041	100,000	107,278
North Texas, TX, Municipal Water District, Water System Revenue 4.00%, 12/1/2034	545,000	576,757
Pierce County, School District No. 10 Tacoma, General Obligation:
5.00%, 12/1/2027	120,000	130,369
5.00%, 12/1/2034	100,000	106,935
Pierce County, School District No. 3 Puyallup, General Obligation:
5.00%, 12/1/2030	495,000	551,543
5.00%, 12/1/2031	1,750,000	1,984,539
Seattle, WA, Drainage & Wastewater Revenue:
4.00%, 7/1/2036	200,000	207,291
4.00%, 4/1/2041	200,000	201,059
Seattle, WA, General Obligation:
5.00%, 6/1/2026	100,000	105,447
5.00%, 1/1/2038	2,040,000	2,210,380
Series A, 5.00%, 6/1/2023	100,000	103,044
Series A, 5.00%, 6/1/2024	225,000	237,951
Series A, 5.00%, 12/1/2027	2,500,000	2,837,628
Seattle, WA, Water System Revenue:
5.00%, 5/1/2024	100,000	105,537
5.00%, 8/1/2030	200,000	220,164
Spokane County School District No 354 Mead, General Obligation 5.00%, 12/1/2035	490,000	540,191
State of Washington, General Obligation:
5.00%, 2/1/2027	500,000	557,483
5.00%, 2/1/2029	500,000	573,336
5.00%, 2/1/2030	910,000	1,052,526
5.00%, 8/1/2033	500,000	570,534
5.00%, 2/1/2034	770,000	849,118
5.00%, 8/1/2036	585,000	652,880
5.00%, 6/1/2037	750,000	853,471
5.00%, 8/1/2038	2,500,000	2,810,168
Class B, 5.00%, 6/1/2039	505,000	559,310
5.00%, 6/1/2040	2,280,000	2,547,877
5.00%, 2/1/2041	1,345,000	1,495,614
5.00%, 6/1/2042	500,000	562,724
Class A, 5.00%, 8/1/2042	1,100,000	1,226,748
5.00%, 6/1/2043	1,470,000	1,642,452

See accompanying notes to financial statements.
152

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Class A, 5.00%, 8/1/2043	$ 590,000	$ 656,496
5.00%, 2/1/2045	500,000	550,941
Series A, 5.00%, 8/1/2037	500,000	551,143
Series A, 5.00%, 8/1/2040	855,000	968,207
Series A, 5.00%, 8/1/2042	2,805,000	3,111,609
Series A, Class A, 5.00%, 8/1/2044	515,000	572,014
Series C, 5.00%, 2/1/2023	500,000	510,107
Series C, 5.00%, 2/1/2028	2,485,000	2,813,116
Series C, 5.00%, 2/1/2039	525,000	579,344
Series C, 5.00%, 2/1/2041	1,230,000	1,395,512
Series C, 5.00%, 2/1/2042	720,000	807,975
Series C, 5.00%, 2/1/2043	550,000	620,808
Series D, 5.00%, 6/1/2036	690,000	765,561
Series R-2018D, 5.00%, 8/1/2025	1,475,000	1,599,848
Series R-2018D, 5.00%, 8/1/2030	875,000	970,279
Series R-2020B, 5.00%, 1/1/2026	730,000	798,701
Series R-2020C, 5.00%, 7/1/2027	550,000	617,771
Series -R-2020D, 5.00%, 7/1/2025	750,000	812,031
Series R-2021C, 4.00%, 8/1/2035	800,000	835,240
Tacoma, WA, General Obligation:
Series A, 5.00%, 12/1/2029	615,000	677,912
Series A, 5.00%, 12/1/2031	295,000	323,757
Series A, 5.00%, 12/1/2032	360,000	393,838
University of Washington, Revenue:
Series A, 4.00%, 12/1/2041	300,000	301,735
Series A, 5.00%, 4/1/2046	1,800,000	1,998,057
Series C, 5.00%, 4/1/2032	1,750,000	1,991,848
Series C, 5.00%, 4/1/2034	745,000	842,250
Washington, State General Obligation:
5.00%, 8/1/2023	100,000	103,548
5.00%, 6/1/2029	650,000	748,460
5.00%, 8/1/2033	255,000	279,219
5.00%, 6/1/2034	1,840,000	2,084,023
5.00%, 8/1/2034	1,000,000	1,093,498
5.00%, 6/1/2035	925,000	1,044,180
Series 2016A, 5.00%, 7/1/2024	165,000	174,689
Series 2017-A, 5.00%, 8/1/2030	500,000	545,977
Series 2017-A, 5.00%, 8/1/2041	2,700,000	2,892,127
Series 2020A, 5.00%, 8/1/2044	1,225,000	1,347,371
Series A, 5.00%, 8/1/2027	225,000	242,417
Series A, 5.00%, 8/1/2031	330,000	359,412
Series A, 5.00%, 8/1/2034	300,000	324,329
Series A, 5.00%, 8/1/2035	1,245,000	1,349,324
Series A, 5.00%, 8/1/2037	895,000	974,723
Series A-1, 5.00%, 8/1/2033	120,000	128,126
Security Description	Principal Amount	Value
Series A-1, 5.00%, 8/1/2034	$ 300,000	$ 319,949
Series A-1, 5.00%, 8/1/2036	550,000	585,569
Series A-1, 5.00%, 8/1/2040	300,000	318,310
Series B, 4.00%, 8/1/2026	675,000	720,851
Series B, 5.00%, 7/1/2024	115,000	121,753
Series B, 5.00%, 2/1/2029	135,000	143,588
Series B, 5.00%, 7/1/2029	530,000	573,751
Series B, 5.00%, 7/1/2031	355,000	382,334
Series B, 5.00%, 7/1/2033	285,000	305,371
Series C, 5.00%, 2/1/2023	100,000	102,022
Series C, 5.00%, 2/1/2032	105,000	112,973
Series C, 5.00%, 2/1/2035	450,000	475,049
Series C, 5.00%, 2/1/2042	500,000	543,510
Series D, 5.00%, 2/1/2029	250,000	271,380
Series D, 5.00%, 2/1/2037	100,000	106,715
Series D, 5.00%, 2/1/2040	620,000	668,090
Series D, 5.00%, 2/1/2041	850,000	914,804
Series R, 5.00%, 7/1/2026	120,000	128,119
Series R-2015, 4.00%, 7/1/2026	450,000	465,336
Series R-2015E, 5.00%, 7/1/2024	175,000	185,276
Series R-2015E, 5.00%, 7/1/2025	315,000	337,024
Series R-2015E, 5.00%, 7/1/2026	65,000	69,398
Series R-2017A, 5.00%, 8/1/2022	255,000	255,708
Series R-2017A, 5.00%, 8/1/2023	100,000	103,548
Series R-2017A, 5.00%, 8/1/2027	500,000	551,471
Series R-2017C, 5.00%, 8/1/2022	460,000	461,277
Series R-2017C, 5.00%, 8/1/2024	350,000	371,309
Series R-2017C, 5.00%, 8/1/2025	135,000	146,427
Series R-2018D, 5.00%, 8/1/2027	500,000	562,269
Series R-2018D, 5.00%, 8/1/2029	290,000	322,742
Series R-H, 5.00%, 7/1/2026	110,000	117,442
		153,296,556
WEST VIRGINIA — 0.4%
State of West Virginia, General Obligation:
5.00%, 6/1/2027	800,000	897,272
5.00%, 12/1/2029	1,295,000	1,470,700
5.00%, 12/1/2030	2,040,000	2,290,377
5.00%, 12/1/2032	705,000	799,738
5.00%, 6/1/2034	575,000	644,499
West Virginia, Parkways Authority Revenue:
5.00%, 6/1/2039	565,000	633,556
5.00%, 6/1/2040	750,000	838,520

See accompanying notes to financial statements.
153

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
5.00%, 6/1/2043	$ 2,000,000	$ 2,174,106
West Virginia, State General Obligation:
5.00%, 12/1/2035	1,010,000	1,127,188
5.00%, 6/1/2044	500,000	544,403
Series A, 5.00%, 6/1/2024	140,000	147,923
Series A, 5.00%, 6/1/2025	230,000	248,377
Series A, 5.00%, 6/1/2026	130,000	143,245
Series B-GROUP 2, 4.00%, 6/1/2042	750,000	747,871
Series B-GROUP 2, 4.00%, 12/1/2042	475,000	473,871
Series B-GROUP 2, 5.00%, 12/1/2038	1,000,000	1,095,537
Series B-GROUP 2, 5.00%, 6/1/2040	750,000	816,246
		15,093,429
WISCONSIN — 1.3%
Ashwaubenon, WI, Community Development Authority Revenue 3.00%, 6/1/2044	3,180,000	2,631,233
Madison, WI, General Obligation:
Series A, 4.00%, 10/1/2023	110,000	113,005
Series A, 4.00%, 10/1/2025	690,000	729,349
Milwaukee, WI, General Obligation:
2.25%, 3/1/2028	500,000	478,836
Series N4 & B5 CORP, 5.00%, 4/1/2024	125,000	131,140
Public Finance Authority, WI, Lease Development Revenue 5.00%, 3/1/2029	300,000	324,160
State of Wisconsin, General Obligation:
Class A, 4.00%, 5/1/2041	3,025,000	3,050,655
4.00%, 5/1/2042	2,500,000	2,512,040
5.00%, 5/1/2026	500,000	552,002
5.00%, 5/1/2034	575,000	610,737
5.00%, 5/1/2036	2,670,000	2,967,668
5.00%, 5/1/2037	605,000	673,342
Series 2, 5.00%, 11/1/2026	755,000	841,869
Series 2021-2, 5.00%, 5/1/2025	1,200,000	1,297,013
Series A, 5.00%, 5/1/2027	2,375,000	2,667,936
Series B, 5.00%, 5/1/2034	850,000	951,208
Wisconsin Department of Transportation, Revenue Series A, 3.00%, 7/1/2040	675,000	590,237
Wisconsin, Revenue:
Series A, 5.00%, 5/1/2028	2,000,000	2,222,300
Series B, 5.00%, 5/1/2031	105,000	113,472
Series B, 5.00%, 5/1/2032	550,000	593,753
Series B, 5.00%, 5/1/2033	115,000	123,889
Series B, 5.00%, 5/1/2034	275,000	295,945
Series B, 5.00%, 5/1/2035	350,000	376,264
Security Description	Principal Amount	Value
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2024	$ 205,000	$ 216,543
Series A, 3.00%, 7/1/2041	805,000	695,462
Series A, 4.00%, 7/1/2038	750,000	756,614
Series A, 5.00%, 7/1/2031	320,000	335,908
Wisconsin, State Environmental Improvement Fund Revenue:
Series A, 5.00%, 6/1/2026	140,000	151,022
Series A, 5.00%, 6/1/2027	330,000	355,207
Series A, 5.00%, 6/1/2032	910,000	977,648
Series A, 5.00%, 6/1/2036	1,520,000	1,696,120
Series A, 5.00%, 6/1/2037	750,000	835,168
Wisconsin, State General Obligation:
5.00%, 5/1/2025	85,000	91,872
5.00%, 5/1/2027	135,000	145,067
5.00%, 11/1/2028	205,000	228,942
5.00%, 5/1/2029	160,000	171,115
Series 1, 5.00%, 5/1/2024	110,000	113,045
Series 1, 5.00%, 11/1/2027	775,000	831,691
Series 1, 5.00%, 5/1/2030	2,000,000	2,334,456
Series 2, 5.00%, 11/1/2022	500,000	506,154
Series 2, 5.00%, 11/1/2024	1,145,000	1,223,359
Series 3, 5.00%, 11/1/2023	180,000	182,133
Series 3, 5.00%, 11/1/2027	660,000	740,736
Series 3, 5.00%, 11/1/2028	2,650,000	2,959,489
Series 3, 5.00%, 11/1/2031	530,000	586,941
Series 4, 5.00%, 5/1/2025	375,000	399,869
Series A, 5.00%, 5/1/2026	355,000	373,574
Series A, 5.00%, 5/1/2027	1,045,000	1,118,193
Series A, 5.00%, 5/1/2028	920,000	945,081
Series A, 5.00%, 5/1/2035	130,000	138,007
Series B, 4.00%, 5/1/2023	355,000	362,027
Series B, 4.00%, 5/1/2029	2,180,000	2,310,045
Series D, 4.00%, 5/1/2029	105,000	107,460
Series D, 5.00%, 5/1/2032	120,000	126,578
		46,863,579
WYOMING — 0.1%
University of Wyoming, Revenue:
4.00%, 6/1/2043 (c)	1,550,000	1,540,859
4.00%, 6/1/2044 (c)	735,000	727,710
Wyoming Community Development Authority, Revenue Series 2, 2.10%, 12/1/2035	500,000	416,567
		2,685,136
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,699,996,664)		3,440,805,096

See accompanying notes to financial statements.
154

SPDR NUVEEN BLOOMBERG MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (d) (e) (Cost $3,639,766)	3,639,766	$ 3,639,766
TOTAL INVESTMENTS — 98.8% (Cost $3,703,636,430)		3,444,444,862
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		41,563,185
NET ASSETS — 100.0%		$ 3,486,008,047
(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	3.3%
Assured Guaranty Municipal Corp.	0.2%

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2022.
ETM	Escrowed to Maturity
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$3,440,805,096	$—	$3,440,805,096
Short-Term Investment	3,639,766	—	—	3,639,766
TOTAL INVESTMENTS	$3,639,766	$3,440,805,096	$—	$3,444,444,862

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,638,640	$10,638,640	$603,267,611	$610,266,485	$—	$—	3,639,766	$3,639,766	$66,942
See accompanying notes to financial statements.
155

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.0%
ALABAMA — 0.7%
Alabama, Federal Aid Highway Finance Authority Revenue:
Series A, 5.00%, 9/1/2023	$ 3,950,000	$ 4,097,828
Series B, 5.00%, 9/1/2023	5,750,000	5,965,192
Series B, 5.00%, 9/1/2024	3,560,000	3,784,369
Series B, 5.00%, 9/1/2026	3,375,000	3,743,782
Alabama, Public School and College Authority Revenue:
Series A, 5.00%, 11/1/2025	670,000	729,416
Series A, 5.00%, 11/1/2026	4,915,000	5,454,786
Jefferson, AL Revenue:
5.00%, 9/15/2022	1,000,000	1,006,799
5.00%, 9/15/2025	1,100,000	1,189,102
Jefferson, AL, General Obligation:
Series A, 5.00%, 4/1/2023	3,375,000	3,458,219
Series A, 5.00%, 4/1/2024	2,750,000	2,887,006
Jefferson, AL, Revenue 5.00%, 9/15/2023	1,150,000	1,191,091
University of Alabama Revenue 5.00%, 7/1/2024	725,000	765,533
		34,273,123
ALASKA — 0.0% (a)
Alaska Municipal Bond Bank Authority Revenue 5.00%, 12/1/2027	1,945,000	2,165,825
ARIZONA — 1.4%
Arizona School Lottery Revenue 5.00%, 7/1/2023	1,750,000	1,807,073
Arizona State Transportation Board Revenue 5.00%, 7/1/2025	1,000,000	1,081,197
Arizona, Phoenix Civic Improvement Corp., Lease Revenue Series B, 5.00%, 7/1/2023	4,500,000	4,646,760
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2023	3,210,000	3,265,311
5.00%, 1/1/2024	6,275,000	6,569,819
5.00%, 1/1/2025	4,670,000	5,001,220
5.00%, 1/1/2026	2,010,000	2,199,162
Series A, 5.00%, 1/1/2024	1,965,000	2,057,322
Series A, 5.00%, 1/1/2026	8,350,000	9,135,821
Arizona, State Certificate Participation:
5.00%, 9/1/2022	185,000	186,058
Series A, 5.00%, 10/1/2023	760,000	790,221
Arizona, State Transportation Board, Sales Tax Revenue 5.00%, 7/1/2023	3,960,000	4,087,960
Security Description	Principal Amount	Value
Arizona, State University Revenue Series B, 5.00%, 7/1/2022	$ 100,000	$ 100,000
Gilbert Water Resource Municipal Property Corp.:
5.00%, 7/15/2026	4,750,000	5,259,650
5.00%, 7/15/2027	4,500,000	5,077,721
Maricopa County Unified School District No 4 Mesa Series E, 5.00%, 7/1/2027	1,250,000	1,400,900
Maricopa County, AZ, Certificate Participation Series A, 5.00%, 7/1/2023	1,725,000	1,779,705
Maricopa County, AZ, Community College District, General Obligation 5.00%, 7/1/2022	355,000	355,000
Maricopa County, AZ, Special Health Care District, General Obligation:
5.00%, 7/1/2022	250,000	250,000
5.00%, 7/1/2023	1,500,000	1,547,270
Series D, 5.00%, 7/1/2026	3,200,000	3,500,856
State of Arizona Lottery Revenue 5.00%, 7/1/2026	5,000,000	5,518,082
		65,617,108
ARKANSAS — 0.0% (a)
Arkansas, State General Obligation 5.00%, 6/15/2023	565,000	582,309
CALIFORNIA — 19.6%
Anaheim Housing & Public Improvements Authority Revenue Series A, 5.00%, 10/1/2026	500,000	551,700
Bay Area Toll Authority Revenue VRN, 2.85%, 4/1/2047 (b)	490,000	488,637
California Infrastructure & Economic Development Bank Revenue:
5.00%, 6/1/2026	4,500,000	4,944,317
Series 2016, 5.00%, 10/1/2023	500,000	520,071
Series B-2, VRN, 3.00%, 10/1/2047 (b)	5,600,000	5,682,939
California Municipal Finance Authority Revenue Series A, 5.00%, 10/1/2022	245,000	247,186
California State Public Works Board Revenue:
5.00%, 11/1/2024	9,090,000	9,690,698
5.00%, 9/1/2026	1,475,000	1,631,845
Series A, 5.00%, 2/1/2026	25,020,000	27,375,040
Series B, 5.00%, 5/1/2024	1,200,000	1,265,118
Series B, 5.00%, 10/1/2024	905,000	962,935

See accompanying notes to financial statements.
156

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series B, 5.00%, 5/1/2025	$ 1,475,000	$ 1,589,189
Series B, 5.00%, 5/1/2026	2,100,000	2,308,677
Series C, 5.00%, 11/1/2022	4,410,000	4,461,681
Series C, 5.00%, 11/1/2023	5,240,000	5,458,296
Series C, 5.00%, 11/1/2024	7,290,000	7,771,748
California, Bay Area Toll Authority Revenue:
2.00%, 4/1/2053 (b)	5,000,000	4,937,560
Series A, 2.63%, 4/1/2045 (b)	425,000	419,673
California, East Bay Municipal Utility District, Water System Revenue Series A, 4.00%, 6/1/2023	125,000	127,641
California, State Department of Water Resources Center Valley Project Revenue:
5.00%, 12/1/2022	600,000	608,682
5.00%, 12/1/2025	800,000	876,275
5.00%, 12/1/2026	670,000	748,915
Series BA, 5.00%, 12/1/2022	575,000	583,320
Series BB, 5.00%, 12/1/2023	2,330,000	2,432,595
Series BB, 5.00%, 12/1/2024	12,730,000	13,634,579
Series BB, 5.00%, 12/1/2025	8,165,000	8,943,485
California, State Department of Water Resources Power Supply Revenue Series BA, 5.00%, 12/1/2023	750,000	783,024
California, State General Obligation:
3.00%, 3/1/2026	9,495,000	9,681,726
4.00%, 9/1/2022	700,000	703,208
4.00%, 10/1/2023	10,000,000	10,285,627
4.00%, 11/1/2023	3,655,000	3,765,081
4.00%, 4/1/2024	10,000,000	10,371,868
4.00%, 10/1/2024	37,530,000	39,157,669
4.00%, 10/1/2025	8,750,000	9,246,181
4.00%, 3/1/2026	5,000,000	5,310,368
5.00%, 8/1/2022	790,000	792,274
5.00%, 9/1/2022	250,000	251,533
5.00%, 8/1/2023	3,850,000	3,988,262
5.00%, 9/1/2023	325,000	337,468
5.00%, 10/1/2023	10,000,000	10,407,699
5.00%, 11/1/2023	500,000	521,567
5.00%, 4/1/2024	16,050,000	16,920,267
5.00%, 8/1/2024	20,120,000	21,349,205
5.00%, 9/1/2024	510,000	542,254
5.00%, 10/1/2024	5,500,000	5,859,572
5.00%, 11/1/2024	5,000,000	5,337,470
5.00%, 12/1/2024	1,100,000	1,176,555
5.00%, 4/1/2025	6,700,000	7,220,729
5.00%, 8/1/2025	810,000	879,316
5.00%, 10/1/2025	3,600,000	3,922,015
5.00%, 11/1/2025	29,970,000	32,708,272
5.00%, 12/1/2025	14,000,000	15,305,832
5.00%, 4/1/2026	1,095,000	1,204,388
5.00%, 8/1/2026	8,040,000	8,900,636
Security Description	Principal Amount	Value
5.00%, 10/1/2026	$ 43,770,000	$ 48,613,024
5.00%, 12/1/2026	17,500,000	19,498,880
California, State University Revenue:
Series A, 5.00%, 11/1/2023	3,450,000	3,596,501
Series B-2-REMK 7/, 0.55%, 11/1/2049 (b)	4,000,000	3,500,119
Chabot-Las Positas Community College District, General Obligation Series B, 5.00%, 8/1/2024	5,960,000	6,312,874
Chino Basin Regional Financing Authority, Revenue Series B, 4.00%, 11/1/2025	35,030,000	36,972,442
City of Long Beach CA Harbor Revenue:
5.00%, 5/15/2025	7,700,000	8,291,775
5.00%, 5/15/2026	1,445,000	1,586,938
City of Los Angeles CA Wastewater System Revenue Series B, 5.00%, 6/1/2027	2,695,000	3,029,333
City of Los Angeles CA, General Obligation Series B, 5.00%, 9/1/2022	630,000	633,712
Coronado, CA, Community Development Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2023	2,400,000	2,488,976
Culver, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 11/1/2022	2,425,000	2,451,990
East Side Union High School District, General Obligation:
Series C, 2.00%, 8/1/2025	10,000,000	9,905,422
Series C, 3.00%, 8/1/2023	1,000,000	1,014,206
Grossmont-Cuyamaca, CA, Community College District General Obligation 5.00%, 8/1/2023	3,750,000	3,881,410
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue:
5.00%, 6/1/2025	6,900,000	7,467,545
Series A, 5.00%, 6/1/2023	735,000	756,566
Series A, 5.00%, 7/1/2023	3,675,000	3,803,698
Series A, 5.00%, 7/1/2025	4,080,000	4,423,618
Series A, 5.00%, 6/1/2026	4,500,000	4,970,895
Series A, 5.00%, 7/1/2026	4,280,000	4,735,541
Series B, 5.00%, 7/1/2022	800,000	800,000
Los Angeles Department of Water & Power Series C, 5.00%, 7/1/2027	1,080,000	1,214,702

See accompanying notes to financial statements.
157

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Los Angeles, CA, Community College District, General Obligation:
Series C, 5.00%, 8/1/2022	$ 500,000	$ 501,351
Series I, 3.00%, 8/1/2023	250,000	253,551
Los Angeles, CA, Department of Airports Revenue:
Series B, 5.00%, 5/15/2026	2,385,000	2,612,798
Series C, 5.00%, 5/15/2024	600,000	632,310
Los Angeles, CA, Department of Water & Power System Revenue:
5.00%, 7/1/2026	9,570,000	10,578,554
Series B, 5.00%, 7/1/2023	11,000,000	11,363,152
Series B, 5.00%, 7/1/2024	18,400,000	19,480,468
Series B, 5.00%, 7/1/2026	1,440,000	1,590,742
Series C, 5.00%, 7/1/2025	3,715,000	4,025,629
Los Angeles, CA, Metropolitan Transportation Authority Revenue:
5.00%, 6/1/2024	7,245,000	7,650,821
Series A, 5.00%, 6/1/2023	660,000	681,365
Los Angeles, CA, Municipal Improvement Corp. Revenue Series A, 5.00%, 11/1/2024	7,210,000	7,595,933
Los Angeles, CA, Unified School District, General Obligation:
5.00%, 7/1/2023	3,250,000	3,356,970
5.00%, 7/1/2024	9,840,000	10,417,816
5.00%, 7/1/2025	6,480,000	7,021,823
5.00%, 7/1/2026	2,820,000	3,114,467
Series A, 5.00%, 7/1/2023	10,340,000	10,680,327
Series A, 5.00%, 7/1/2024	19,225,000	20,353,913
Series A, 5.00%, 7/1/2025	9,015,000	9,768,786
Series A, 5.00%, 7/1/2026	25,590,000	28,262,128
Los Rios, CL, Community College District, General Obligation 3.00%, 8/1/2024	1,000,000	1,018,111
Marin Community College District, General Obligation Series B, 4.00%, 8/1/2040	500,000	537,794
Metropolitan Water District of Southern California Series A, 5.00%, 10/1/2027 (c)	1,250,000	1,417,285
Metropolitan Water District of Southern California Revenue:
Series A, 2.50%, 7/1/2025	1,250,000	1,260,461
Series A, 5.00%, 7/1/2024	2,245,000	2,378,637
Series B, 4.00%, 10/1/2023	4,785,000	4,919,287
Series B, 4.00%, 10/1/2024	3,000,000	3,132,125
Series B, 4.00%, 10/1/2025	1,465,000	1,550,905
Series B, 5.00%, 8/1/2024	555,000	586,809
Series C, 5.00%, 7/1/2024	2,000,000	2,118,651
Security Description	Principal Amount	Value
Municipal Improvement Corp. of Los Angeles, Revenue:
5.00%, 11/1/2025	$ 1,955,000	$ 2,130,338
5.00%, 11/1/2026	9,470,000	10,510,036
Series A, 5.00%, 11/1/2024	650,000	693,107
Orange County Transportation Authority Revenue 5.00%, 10/15/2024	75,230,000	80,309,311
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 2/15/2023	6,000,000	6,128,141
5.00%, 2/15/2024	6,300,000	6,613,693
Orange County, FL, Water District Certificate Participation Series A, 2.00%, 8/15/2023	18,000,000	18,034,767
Palm Springs Unified School District, General Obligation Series A, 2.00%, 8/1/2022	750,000	750,438
Peralta Community College District, General Obligation Series A, 5.00%, 8/1/2022	585,000	586,602
Riverside County Transportation Commission Revenue:
Series B, 5.00%, 6/1/2025	1,000,000	1,081,664
Series B, 5.00%, 6/1/2026	6,545,000	7,227,306
Sacramento County Sanitation Districts Financing Authority Revenue Series A, 5.00%, 12/1/2025	2,390,000	2,608,809
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
Series A, 5.00%, 8/15/2049 (b)	7,500,000	7,677,891
Series E, 5.00%, 8/15/2024	3,610,000	3,834,162
Series E, 5.00%, 8/15/2025	785,000	851,403
Series F, 5.00%, 8/15/2025	3,125,000	3,389,345
San Diego County Water Authority Revenue Series A-REV, 5.00%, 5/1/2026	2,250,000	2,472,716
San Francisco Unified School District 5.00%, 6/15/2027	5,000,000	5,606,742
San Francisco, CA, Bay Area Rapid Transit District, General Obligation:
Series C-1, 5.00%, 8/1/2024	1,580,000	1,677,191
Series C-1, 5.00%, 8/1/2025	1,695,000	1,841,105
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 5.00%, 10/1/2023	1,000,000	1,040,267
Series C, 2.13%, 10/1/2048 (b)	15,000,000	15,008,466

See accompanying notes to financial statements.
158

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
San Francisco, CA, City & County Public Utilities Commission, Water Revenue Series C, 5.00%, 11/1/2047	$ 3,325,000	$ 3,550,983
San Francisco, Unified School District, General Obligation:
4.00%, 6/15/2024	3,605,000	3,743,083
4.00%, 6/15/2025	10,740,000	11,283,913
Series B, 4.00%, 6/15/2024	2,445,000	2,538,651
San Jose Redevelopment Agency Successor Agency, Tax Allocation Series B, 5.00%, 8/1/2022	3,260,000	3,268,999
San Juan, Unified School District, General Obligation:
3.00%, 8/1/2024	7,045,000	7,165,407
3.00%, 8/1/2025	2,500,000	2,553,128
San Mateo Foster City Public Financing Authority Revenue Series B, 5.00%, 8/1/2025	4,905,000	5,298,886
San Mateo Union High School District, General Obligation Series A, 4.00%, 9/1/2023	525,000	538,791
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue Series A, 5.00%, 6/1/2023	4,385,000	4,518,487
Southern California, Metropolitan Water District Revenue Series B, 4.00%, 8/1/2023	255,000	261,343
Southern California, State Public Power Authority Revenue:
5.00%, 4/1/2024	5,750,000	6,012,479
5.00%, 7/1/2025	2,400,000	2,598,498
5.00%, 7/1/2026	750,000	828,014
Series A, 5.00%, 6/1/2025	2,220,000	2,399,989
State Center Community College District, General Obligation Series B, 3.00%, 8/1/2023	16,155,000	16,382,761
State of California 4.00%, 10/1/2024	500,000	521,685
University of California Series AY, Class AY, 5.00%, 5/15/2025	1,145,000	1,237,966
University of California, Revenue Series BE, 5.00%, 5/15/2024	1,500,000	1,585,298
		950,367,865
COLORADO — 1.4%
Arapahoe County, CO, School District No. 6, General Obligation Series A, 5.00%, 12/1/2023	1,750,000	1,826,807
Boulder Valley School District No Re-2 Boulder, General Obligation Series B, 3.00%, 12/1/2022	500,000	503,350
Security Description	Principal Amount	Value
City of Colorado Springs, CO, Utilities System Revenue Series A-1, 5.00%, 11/15/2026	$ 2,550,000	$ 2,834,333
Colorado Springs, CO, Utilities System Revenue:
Series A, 5.00%, 11/15/2024	2,000,000	2,135,501
Series A, 5.00%, 11/15/2025	1,050,000	1,145,789
Series A-1, 5.00%, 11/15/2023	2,000,000	2,085,663
County of Denver, CO, General Obligation:
Series B, 5.00%, 8/1/2023	10,825,000	11,207,865
Series B, 5.00%, 8/1/2026	5,000,000	5,533,166
Denver, CO, City & County School District No. 1, General Obligation 5.00%, 12/1/2023	5,150,000	5,380,434
Douglas County, CO, School District No. Re-1, General Obligation 5.00%, 12/15/2023	5,250,000	5,494,232
Pueblo, CO, City Schools District No. 60, General Obligation:
5.00%, 12/15/2023	3,215,000	3,362,207
5.00%, 12/15/2024	3,900,000	4,172,311
5.00%, 12/15/2025	4,225,000	4,618,386
5.00%, 12/15/2026	4,650,000	5,182,883
State of Colorado Series A, Class A, COPs, 5.00%, 12/15/2027	1,750,000	1,958,885
State of Colorado Certificate Participation:
Series A, 5.00%, 12/15/2024	2,750,000	2,935,220
Series A, 5.00%, 12/15/2025	3,250,000	3,541,311
University of Colorado, Revenue Series A-2, 5.00%, 6/1/2026	3,105,000	3,401,846
		67,320,189
CONNECTICUT — 3.9%
Connecticut State Health & Educational Facilities Authority, Revenue Series 2010-A-, 0.25%, 7/1/2049 (b)	5,800,000	5,616,458
Connecticut, State Health & Educational Facility Authority Revenue:
VRN, 1.10%, 7/1/2033 (b)	4,815,000	4,621,614
1.10%, 7/1/2049 (b)	10,000,000	9,598,368
Series 2015-A-REMK 0, 0.38%, 7/1/2035 (b)	12,000,000	11,482,838
Series A, 5.00%, 7/1/2025	1,860,000	2,012,712
Series C-2, 5.00%, 7/1/2057 (b)	23,130,000	23,528,079
Series S-RE, 5.00%, 7/1/2027	6,000,000	6,766,433

See accompanying notes to financial statements.
159

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SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
State of Connecticut:
Series D, 5.00%, 9/15/2026	$ 1,500,000	$ 1,659,448
Series D, 5.00%, 9/15/2027	1,250,000	1,404,763
State of Connecticut Clean Water Fund - State Revolving Fund Revenue:
Series A, 5.00%, 2/1/2025	1,345,000	1,443,444
Series B, 5.00%, 6/1/2024	3,645,000	3,851,984
State of Connecticut, General Obligation:
4.00%, 1/15/2027	7,595,000	8,056,179
5.00%, 4/15/2023	1,000,000	1,026,345
Series 2021 A, 3.00%, 1/15/2026	5,000,000	5,080,876
Series 2021 A, 4.00%, 1/15/2026	6,650,000	7,001,321
Series A, 3.00%, 4/15/2024	500,000	508,421
Series A, 5.00%, 4/15/2026	6,500,000	7,134,870
Series B, 3.00%, 6/1/2025	1,750,000	1,777,652
Series B, 4.00%, 6/1/2026	7,445,000	7,866,680
Series B, 5.00%, 4/15/2023	1,000,000	1,026,345
Series B, 5.00%, 2/15/2025	4,805,000	5,152,193
Series B, 5.00%, 4/15/2025	505,000	543,434
Series B, 5.00%, 2/15/2026	12,000,000	13,130,374
Series B, 5.00%, 4/15/2026	4,545,000	4,988,921
Series B, 5.00%, 2/15/2027	2,000,000	2,226,815
Series C, 4.00%, 6/1/2026	1,075,000	1,135,887
Series D, 5.00%, 7/15/2024	1,500,000	1,585,908
Series D, 5.00%, 7/15/2025	3,500,000	3,786,213
Series D, 5.00%, 7/15/2026	15,945,000	17,584,570
Series F, 5.00%, 9/15/2024	1,815,000	1,927,954
Series F, 5.00%, 9/15/2025	6,065,000	6,583,583
Series F, 5.00%, 9/15/2026	1,405,000	1,554,349
State of Connecticut, Special Tax Revenue:
4.00%, 5/1/2024	2,000,000	2,071,085
5.00%, 1/1/2024	655,000	684,688
5.00%, 1/1/2025	815,000	871,573
5.00%, 5/1/2025	750,000	807,848
5.00%, 10/1/2025	935,000	1,015,879
5.00%, 5/1/2026	1,230,000	1,351,278
5.00%, 11/1/2026	2,525,000	2,800,111
Series A, 4.00%, 5/1/2023	2,050,000	2,088,715
Series A, 5.00%, 5/1/2025	2,105,000	2,267,361
Series C, 5.00%, 1/1/2024	1,720,000	1,797,959
Series C, 5.00%, 1/1/2026	500,000	545,823
		187,967,351
DELAWARE — 0.6%
Delaware, State General Obligation:
5.00%, 2/1/2024	6,935,000	7,273,628
5.00%, 3/1/2024	880,000	924,818
5.00%, 2/1/2025	2,780,000	2,989,274
5.00%, 2/1/2026	7,425,000	8,161,440
Series A, 5.00%, 10/1/2024	3,500,000	3,733,586
Security Description	Principal Amount	Value
Series A, 5.00%, 1/1/2025	$ 3,265,000	$ 3,503,980
Series D, 5.00%, 7/1/2022	575,000	575,000
New Castle, DE, General Obligation 5.00%, 10/1/2023	250,000	260,287
University of Delaware 5.00%, 11/1/2025	555,000	603,660
		28,025,673
DISTRICT OF COLUMBIA — 1.4%
District of Columbia Series E, 5.00%, 2/1/2025	525,000	563,290
District of Columbia, General Obligation:
4.00%, 2/1/2026	2,200,000	2,331,966
4.00%, 2/1/2027	1,350,000	1,446,984
Series A, 5.00%, 6/1/2023	2,720,000	2,803,551
Series A, 5.00%, 10/15/2026	5,000,000	5,548,766
Series B, 5.00%, 6/1/2026	1,695,000	1,867,023
Series D, 5.00%, 6/1/2023	3,325,000	3,427,134
Series D, 5.00%, 6/1/2024	505,000	533,969
Series D, 5.00%, 6/1/2026	7,495,000	8,254,085
District of Columbia, Revenue:
Series A, 5.00%, 3/1/2023	505,000	516,523
Series A, 5.00%, 3/1/2024	1,780,000	1,871,252
Series A, 5.00%, 3/1/2025	6,040,000	6,489,262
Series A, 5.00%, 3/1/2026	9,340,000	10,245,907
Series C, 5.00%, 10/1/2026	5,000,000	5,546,822
District of Columbia, Water & Sewer Authority Revenue Series C, 1.75%, 10/1/2054 (b)	8,250,000	8,174,906
Washington Metropolitan Area Transit Authority, Revenue:
Series A, 5.00%, 7/15/2024	2,000,000	2,117,821
Series A, 5.00%, 7/15/2025	2,635,000	2,853,700
Washington, Metropolitan Airports Authority Revenue:
Series B, 5.00%, 10/1/2023	3,000,000	3,116,657
Series B, 5.00%, 10/1/2024	2,000,000	2,124,865
Washington, Metropolitan Area Transit Authority Revenue Series A-1, 5.00%, 7/1/2025	500,000	539,845
		70,374,328
FLORIDA — 2.8%
Alachua County School Board COPs, 5.00%, 7/1/2026 (d) (e)	325,000	354,652
Central Florida Expressway Authority Revenue 5.00%, 7/1/2026 (d) (e)	500,000	553,016
City of Lakeland, FL, Department of Electric Utilities Revenue 5.00%, 10/1/2024	1,250,000	1,330,870

See accompanying notes to financial statements.
160

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Florida Department of Environmental Protection Series A, Class A, 5.00%, 7/1/2027	$ 1,030,000	$ 1,155,886
Florida Department of Management Services Certificate Participation Series A, COPs, 5.00%, 11/1/2025	2,000,000	2,176,690
Florida Department of Management Services Revenue Series A, 5.00%, 9/1/2023	560,000	580,433
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2024	12,375,000	13,087,280
Series A, 5.00%, 6/1/2025	9,745,000	10,563,788
Series B, 5.00%, 6/1/2024	1,065,000	1,126,299
Series B, 5.00%, 6/1/2026	4,380,000	4,850,466
Series C, 5.00%, 6/1/2024	3,940,000	4,166,779
Series D, 5.00%, 6/1/2024	4,880,000	5,160,883
Series E, 5.00%, 6/1/2025	3,030,000	3,284,585
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2023	3,310,000	3,416,625
Series A, 5.00%, 7/1/2024	1,450,000	1,531,939
Florida, State Department of Environmental Protection Revenue Series A, 5.00%, 7/1/2022	200,000	200,000
Florida, State Department of Management Services Revenue Series A, 5.00%, 9/1/2025	2,130,000	2,309,620
Florida, State Department of Transportation Turnpike System Revenue:
Series A, 5.00%, 7/1/2022	500,000	500,000
Series B, 5.00%, 7/1/2022	150,000	150,000
Series B, 5.00%, 7/1/2025	2,775,000	2,998,649
Hillsborough County, FL, School Board Certificate Participation:
5.00%, 7/1/2022	275,000	275,000
5.00%, 7/1/2023	6,855,000	7,066,914
Jacksonville, FL, Special Revenue:
Series A, 5.00%, 10/1/2023	7,250,000	7,522,832
Series A, 5.00%, 10/1/2024	5,750,000	6,099,896
JEA Water & Sewer System Revenue Series A, 5.00%, 10/1/2025	2,070,000	2,246,354
JEA,FL, Water & Sewer System Revenue Series A, 5.00%, 10/1/2024	500,000	531,329
Security Description	Principal Amount	Value
Lee County School Board/The Class A, COPs, 5.00%, 8/1/2026	$ 620,000	$ 682,810
Miami-Dade County, FL, Revenue Series B, 5.00%, 4/1/2024	500,000	526,405
Miami-Dade County, FL, Transit System Revenue 5.00%, 7/1/2022	200,000	200,000
Okaloosa County School Board Certificate Participation Series A, COPs, 5.00%, 10/1/2026	1,750,000	1,937,653
Orlando County, FL, Utilities Commission Revenue:
Series A, 5.00%, 10/1/2023	500,000	519,757
Series A, 5.00%, 10/1/2026	700,000	774,763
Palm Beach County, School District Certificate Participation:
5.00%, 8/1/2025	785,000	844,889
Series A, 5.00%, 8/1/2023	6,045,000	6,254,864
Polk, County School District, Revenue 5.00%, 10/1/2024	1,250,000	1,328,323
State of Florida Series B, Class B, 5.00%, 6/1/2027	12,170,000	13,727,960
State of Florida Department of Transportation 5.00%, 7/1/2027	1,800,000	2,023,602
State of Florida, General Obligation:
5.00%, 7/1/2023	620,000	640,531
5.00%, 7/1/2026	3,900,000	4,319,817
Series A, 5.00%, 7/1/2027	10,135,000	11,434,734
Series B, 5.00%, 6/1/2025	2,600,000	2,818,455
Volusia County, FL, School Board Corporation Certificate Participation Series B, 5.00%, 8/1/2024	5,500,000	5,806,100
		137,081,448
GEORGIA — 2.3%
Athens-Clarke County Unified Government, General Obligation 5.00%, 12/1/2026	9,395,000	10,463,938
Atlanta, GA, Water & Wastewater System Revenue Series F-SUB, 5.00%, 7/1/2023	3,000,000	3,095,739
City of Atlanta GA Department of Aviation Revenue Series A, 5.00%, 7/1/2026	5,735,000	6,297,058
City of Atlanta GA Water & Wastewater Revenue Series A, 5.00%, 11/1/2024	695,000	740,602

See accompanying notes to financial statements.
161

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
City of Atlanta, GA, Airport & Marina Revenue Series F-SUB, 5.00%, 7/1/2024	$ 5,320,000	$ 5,619,563
Georgia, State General Obligation:
5.00%, 2/1/2024	1,400,000	1,468,807
Series A, 5.00%, 7/1/2023	4,600,000	4,751,403
Series A, 5.00%, 8/1/2025	5,500,000	5,974,087
Series A, 5.00%, 2/1/2026	4,280,000	4,699,859
Series A, 5.00%, 7/1/2026	4,500,000	4,982,588
Series A, 5.00%, 8/1/2026	2,500,000	2,772,755
Series A-1, 5.00%, 2/1/2023	1,225,000	1,249,692
Series A-BIDDING GROUP 1, 5.00%, 7/1/2026	12,500,000	13,840,521
Series C, 5.00%, 7/1/2025	3,000,000	3,252,660
Series E, 5.00%, 12/1/2026	750,000	837,335
Series F, 5.00%, 1/1/2023	500,000	508,739
Series F, 5.00%, 1/1/2026	500,000	548,114
Gwinnett County School District, General Obligation 5.00%, 8/1/2026	885,000	981,555
Gwinnett County, Water & Sewerage Authority Revenue 5.00%, 8/1/2023	525,000	543,569
Henry County School District, General Obligation:
4.00%, 8/1/2025	1,105,000	1,162,475
4.00%, 8/1/2026	2,500,000	2,659,783
Private Colleges & Universities Authority Revenue Series A, 5.00%, 9/1/2025	2,000,000	2,168,020
Private Colleges & Universities Authority, Revenue Series B, 5.00%, 9/1/2025	8,000,000	8,672,082
Richmond County, Board of Education, General Obligation 5.00%, 10/1/2022	525,000	529,723
State of Georgia Series C-GRP 4, 4.00%, 7/1/2027 (c)	20,000,000	21,644,330
		109,464,997
HAWAII — 0.8%
City & County of Honolulu, HI, General Obligation:
5.00%, 9/1/2023	1,190,000	1,225,304
5.00%, 3/1/2026	650,000	713,525
Series B, 5.00%, 3/1/2025	14,780,000	15,887,295
Series D, 5.00%, 8/1/2025	4,825,000	5,233,400
Series D, 5.00%, 9/1/2025	510,000	554,146
Series E, 5.00%, 9/1/2024 (b)	10,000,000	10,289,751
Hawaii, State General Obligation:
Series EZ, 5.00%, 10/1/2022	150,000	151,302
Series FE, 5.00%, 10/1/2022	120,000	121,042
Series FG, 5.00%, 10/1/2024	575,000	612,200
Security Description	Principal Amount	Value
Series FK, 5.00%, 5/1/2025	$ 1,005,000	$ 1,084,237
Series FN-REF, 5.00%, 10/1/2024	500,000	532,348
Series FW, 5.00%, 1/1/2024	1,200,000	1,255,475
State of Hawaii 5.00%, 1/1/2026	1,775,000	1,938,920
		39,598,945
ILLINOIS — 1.5%
Illinois State Toll Highway Authority Revenue:
5.00%, 1/1/2026	1,980,000	2,153,124
Series A, 5.00%, 1/1/2026	2,100,000	2,283,616
Series B, 5.00%, 1/1/2026	1,845,000	2,006,320
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2023	575,000	581,863
4.00%, 7/1/2026	2,100,000	2,201,865
5.00%, 1/1/2023	500,000	508,393
5.00%, 1/1/2024	7,995,000	8,353,761
5.00%, 1/1/2025	2,895,000	3,094,502
5.00%, 7/1/2025	10,250,000	11,082,273
5.00%, 1/1/2026	8,460,000	9,241,274
5.00%, 7/1/2026	4,455,000	4,909,454
5.00%, 7/1/2027	4,400,000	4,928,972
Series A, 5.00%, 10/1/2025	5,500,000	5,957,814
Illinois, State Toll Highway Authority Revenue Series A, 5.00%, 1/1/2024	2,000,000	2,089,446
McHenry County, IL, Conservation District, General Obligation 5.00%, 2/1/2023	250,000	254,562
Metropolitan Water Reclamation District of Greater Chicago, General Obligation Series C, 5.00%, 12/1/2024	3,075,000	3,267,363
New York, NY, Sales Tax Securitization Corp., Revenue Series A, 5.00%, 1/1/2027	5,000,000	5,430,733
Regional Transportation Authority Revenue:
Series A, 5.00%, 7/1/2023	2,900,000	2,991,098
Series A, 5.00%, 7/1/2025	1,500,000	1,616,376
		72,952,809
INDIANA — 0.5%
City of Indianapolis Department of Public Utilities Water System Revenue Series A, 5.00%, 10/1/2026	2,690,000	2,983,041
Indiana, State Finance Authority Revenue:
5.00%, 2/1/2023	500,000	510,079
5.00%, 2/1/2024	1,500,000	1,573,721
5.00%, 10/1/2024	500,000	531,216
5.00%, 2/1/2025	6,785,000	7,290,454

See accompanying notes to financial statements.
162

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
5.00%, 10/1/2025	$ 1,680,000	$ 1,820,936
Series A, 5.00%, 12/1/2022	125,000	126,783
Series A, 5.00%, 6/1/2024	545,000	574,898
Series A, 5.00%, 6/1/2025	1,175,000	1,267,159
Series A, 5.00%, 2/1/2026	1,000,000	1,087,307
Series A, 5.00%, 6/1/2026	2,315,000	2,546,304
Series A, 5.00%, 2/1/2027	1,500,000	1,659,406
Purdue, IN, University Revenue Series CC, 5.00%, 7/1/2023	1,100,000	1,135,214
		23,106,518
IOWA — 0.1%
Iowa, Finance Authority Revenue 5.00%, 8/1/2026	2,375,000	2,625,328
Iowa, State Revenue:
5.00%, 6/15/2023	1,255,000	1,293,927
5.00%, 6/15/2026	500,000	550,943
		4,470,198
KANSAS — 0.5%
Johnson County, Public Building Commission Revenue:
5.00%, 9/1/2022	1,045,000	1,051,075
5.00%, 9/1/2025	9,495,000	10,298,722
Series A, 5.00%, 9/1/2023	7,500,000	7,774,539
Johnson County, Unified School District No. 233, General Obligation:
Series B, 5.00%, 9/1/2022	1,000,000	1,005,845
Series B, 5.00%, 9/1/2023	850,000	881,811
Kansas Development Finance Authority, Revenue Series B, 5.00%, 5/1/2025	2,000,000	2,144,597
Kansas, State Department of Transportation, Highway Revenue Series A, 5.00%, 9/1/2023	2,400,000	2,490,663
		25,647,252
KENTUCKY — 0.0% (a)
Kentucky, State Turnpike Authority Revenue Series A, 5.00%, 7/1/2023	100,000	103,122
Louisville/Jefferson County Metropolitan Gov't Class A, 5.00%, 4/1/2027	1,610,000	1,805,056
		1,908,178
LOUISIANA — 0.5%
Louisiana ST 5.00%, 4/1/2027	3,725,000	4,144,407
Louisiana, State Gas & Fuels Tax Revenue Series B, 5.00%, 5/1/2025	1,740,000	1,872,225
Louisiana, State General Obligation Series C, 5.00%, 8/1/2023	125,000	129,353
Security Description	Principal Amount	Value
State of Louisiana Revenue:
5.00%, 9/1/2025	$ 1,500,000	$ 1,621,725
5.00%, 9/1/2026	1,150,000	1,266,527
State of Louisiana, General Obligation:
Series A, 5.00%, 3/1/2024	7,460,000	7,836,175
Series A, 5.00%, 3/1/2025	7,830,000	8,406,097
Series A, 5.00%, 3/1/2026	1,100,000	1,200,620
		26,477,129
MAINE — 0.3%
Maine, State General Obligation:
Series B, 5.00%, 6/1/2023	50,000	51,522
Series D, 5.00%, 6/1/2026	3,785,000	4,179,580
Maine, State Turnpike Authority Revenue 5.00%, 7/1/2022	250,000	250,000
State of Maine, General Obligation:
Series B, 4.00%, 6/1/2025	1,500,000	1,578,439
Series B, 5.00%, 6/1/2024	700,000	740,155
Series B, 5.00%, 6/1/2025	3,000,000	3,246,759
Series B, 5.00%, 6/1/2026	2,990,000	3,301,703
		13,348,158
MARYLAND — 5.3%
Anne Arundel County, MD, General Obligation 5.00%, 10/1/2023	2,205,000	2,293,511
Baltimore County, MD, Certificate Participation 5.00%, 3/1/2024	8,310,000	8,733,220
Baltimore County, MD, General Obligation:
5.00%, 3/1/2025	6,675,000	7,184,058
Series B, 5.00%, 10/15/2022	555,000	560,653
Baltimore, MD, State General Obligation Series B, 5.00%, 10/15/2025	2,480,000	2,697,469
County of Harford, MD, General Obligation Series B, 5.00%, 7/1/2025	8,115,000	8,798,445
Maryland, State Department of Transportation Revenue:
5.00%, 5/1/2023	8,240,000	8,470,133
5.00%, 5/1/2025	940,000	1,015,456
5.00%, 9/1/2025	500,000	544,079
5.00%, 10/1/2025	14,000,000	15,261,464
5.00%, 10/1/2026	10,090,000	11,223,715
Series B, 5.00%, 12/1/2026	15,615,000	17,426,360
Maryland, State General Obligation:
5.00%, 6/1/2024	2,500,000	2,643,895
5.00%, 8/1/2024	2,000,000	2,123,027
Series A, 5.00%, 3/15/2023	300,000	307,219
Series A, 5.00%, 8/1/2023	925,000	957,817
Series A, 5.00%, 3/15/2024	10,000,000	10,524,025

See accompanying notes to financial statements.
163

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2025	$ 525,000	$ 570,254
Series A, 5.00%, 8/1/2026	12,055,000	13,365,262
Series B, 5.00%, 8/1/2024	5,015,000	5,323,491
Series B, 5.00%, 8/1/2025	10,700,000	11,622,314
Series C, 5.00%, 8/1/2023	500,000	517,739
Montgomery County, MD, General Obligation:
Series A, 4.00%, 8/1/2024	16,000,000	16,644,304
Series A, 5.00%, 11/1/2022	1,580,000	1,598,775
Series A, 5.00%, 11/1/2023	11,000,000	11,462,678
Series A, 5.00%, 11/1/2025	1,015,000	1,108,421
Series A, 5.00%, 8/1/2026	15,500,000	17,184,700
Series B, 4.00%, 11/1/2024	815,000	851,044
Series B, 4.00%, 11/1/2025	13,335,000	14,097,187
Series C, 5.00%, 10/1/2025	520,000	566,854
Series C, 5.00%, 10/1/2026	12,000,000	13,348,324
Prince George County, MD, General Obligation:
Series A, 5.00%, 7/15/2022	645,000	645,690
Series A, 5.00%, 7/15/2023	12,520,000	12,949,068
Series A, 5.00%, 9/15/2023	5,000,000	5,195,585
Series A, 5.00%, 7/15/2024	9,860,000	10,455,025
Series A, 5.00%, 7/15/2025	5,150,000	5,588,485
Series A, 5.00%, 9/15/2026	3,180,000	3,534,173
Series B, 4.00%, 7/15/2022	105,000	105,083
Prince George's County, MD, General Obligation Series A, 5.00%, 7/15/2025	5,350,000	5,805,513
Washington Suburban Sanitary Commission Revenue 4.00%, 6/1/2025	565,000	594,804
Washington, MD, Suburban Sanitary Commission, Revenue 5.00%, 6/1/2023	3,000,000	3,091,325
		256,990,644
MASSACHUSETTS — 4.1%
Boston, MA, General Obligation:
Series A, 5.00%, 5/1/2023	3,000,000	3,083,786
Series A, 5.00%, 11/1/2023	4,655,000	4,852,669
Series A, 5.00%, 11/1/2024	7,475,000	7,983,036
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue Series A, 5.00%, 6/15/2025	860,000	906,025
Commonwealth of Massachusetts, General Obligation:
Series A, 5.00%, 1/1/2024	3,675,000	3,846,000
Series A, 5.00%, 7/1/2025	1,000,000	1,084,220
Series A, 5.00%, 9/1/2026	24,445,000	27,116,078
Series B, 5.00%, 7/1/2024	5,555,000	5,881,196
Series B, 5.00%, 11/1/2024	10,000,000	10,679,647
Series B, 5.00%, 7/1/2025	2,300,000	2,493,706
Series B, 5.00%, 11/1/2025	8,500,000	9,282,340
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2026	$ 5,595,000	$ 6,185,993
Series C, 5.00%, 2/1/2023	6,725,000	6,859,388
Series C, 5.00%, 10/1/2026	500,000	555,538
Series D, 5.00%, 7/1/2026	2,055,000	2,272,067
Series E, 3.00%, 12/1/2023	8,000,000	8,133,486
Series E, 5.00%, 11/1/2023	5,720,000	5,960,592
Series E, 5.00%, 11/1/2026	4,015,000	4,468,190
Massachusetts, Bay Transportation Authority, Revenue:
Series A, 5.00%, 10/15/2025	6,900,000	7,516,481
Series B, ETM, 5.00%, 8/1/2025	2,310,000	2,505,688
Series C-GREEN BOND, ETM, 5.00%, 8/1/2023	890,000	921,217
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
4.00%, 5/1/2025	17,000,000	17,829,289
5.00%, 7/1/2024	2,500,000	2,643,283
5.00%, 7/1/2025	2,500,000	2,706,769
Massachusetts, State Clean Water Trust Revenue 5.00%, 8/1/2026	935,000	1,036,625
Massachusetts, State Clean Water Trust, Revenue:
Series 20, 5.00%, 2/1/2025	1,300,000	1,396,506
Series 21-GREEN BOND, 5.00%, 8/1/2025	510,000	553,961
Massachusetts, State Development Finance Agency Revenue Series A, 5.00%, 7/15/2022	555,000	555,591
Massachusetts, State Federal Highway Revenue 5.00%, 6/15/2024	3,500,000	3,598,320
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.00%, 2/15/2035	2,510,000	2,635,534
Series A, 5.00%, 2/15/2037	2,300,000	2,415,031
Series A, 5.00%, 2/15/2049	11,300,000	12,407,651
Massachusetts, State Transportation Fund Revenue:
5.00%, 6/1/2024	2,865,000	3,026,585
Series A, 5.00%, 6/1/2023	2,780,000	2,862,843
Massachusetts, State Water Resources Authority Revenue:
Series B, 5.00%, 8/1/2025	4,010,000	4,349,417
Series C-GREEN BOND, 5.00%, 8/1/2024	4,820,000	5,113,460
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue:
Series A, 5.00%, 1/1/2024	500,000	523,416

See accompanying notes to financial statements.
164

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series C, 5.00%, 1/1/2024	$ 2,205,000	$ 2,308,265
University of Massachusetts Building Authority Revenue:
Series 2019-1, 5.00%, 5/1/2025	500,000	537,143
Series 2019-1, 5.00%, 5/1/2026	4,190,000	4,579,016
Series 2021-1-SENIOR, 5.00%, 11/1/2025	4,000,000	4,352,040
		198,018,088
MICHIGAN — 0.5%
Brighton Area School District, General Obligation Series A, 5.00%, 5/1/2025	3,000,000	3,235,672
Michigan, State Building Authority Revenue:
5.00%, 4/15/2025	2,000,000	2,149,410
5.00%, 4/15/2026	1,000,000	1,096,152
Series I-A, 5.00%, 10/15/2022	200,000	202,065
Michigan, State Finance Authority Revenue:
5.00%, 4/15/2024	2,500,000	2,635,695
Series I, 5.00%, 4/15/2023	150,000	153,987
State of Michigan Trunk Line Revenue Series A, 5.00%, 11/15/2024	1,000,000	1,067,272
University of Michigan Series A, Class A, ETM, 5.00%, 4/1/2023	1,325,000	1,357,841
University of Michigan, Revenue:
Series A, 5.00%, 4/1/2023	2,420,000	2,481,483
Series A, 5.00%, 4/1/2024	4,075,000	4,289,487
Series A, 5.00%, 4/1/2025	3,170,000	3,409,347
Series A, 5.00%, 4/1/2026	2,200,000	2,413,136
		24,491,547
MINNESOTA — 1.4%
City of Minneapolis MN, General Obligation 3.00%, 12/1/2025	8,740,000	8,903,310
County of Hennepin MN, General Obligation Series B, 5.00%, 12/15/2025	820,000	897,206
Minneapolis, State Paul Airports Commission Revenue Series A, 5.00%, 1/1/2025	2,685,000	2,851,887
Minnesota, State General Obligation:
2.00%, 8/1/2023	600,000	602,238
3.00%, 8/1/2026	630,000	647,914
Series A, 5.00%, 8/1/2024	600,000	637,539
Series A, 5.00%, 8/1/2025	15,845,000	17,235,483
Series A, 5.00%, 8/1/2026	520,000	577,591
Series B, 5.00%, 8/1/2025	700,000	761,429
Series B, 5.00%, 9/1/2026	15,550,000	17,301,438
Security Description	Principal Amount	Value
Series E, 3.00%, 8/1/2024	$ 5,500,000	$ 5,607,031
Series E, 3.00%, 8/1/2025	12,150,000	12,448,700
University of Minnesota, Revenue:
Series B, 5.00%, 12/1/2023	500,000	522,230
Series B, 5.00%, 12/1/2024	580,000	619,236
		69,613,232
MISSOURI — 0.5%
Kansas, MO, Sanitary Sewer System Revenue Series A, 4.00%, 1/1/2023	175,000	177,123
Metropolitan State Louis Sewer District, Revenue:
Series A, 5.00%, 5/1/2025	850,000	916,531
Series A, 5.00%, 5/1/2026	1,065,000	1,172,061
Missouri Highway & Transportation Commission Revenue 5.00%, 11/1/2026	10,465,000	11,614,311
Missouri, State Board of Public Buildings Revenue Series B, 5.00%, 10/1/2025	10,760,000	11,666,171
		25,546,197
NEBRASKA — 0.1%
Omaha, NE, Metropolitan Utilities District Revenue 5.00%, 12/1/2022	200,000	202,910
University of Nebraska Facilities Corp., Revenue:
5.00%, 7/15/2023	5,500,000	5,683,337
Series A, 4.00%, 7/15/2024	1,125,000	1,166,076
		7,052,323
NEVADA — 0.6%
Clark County, NV, General Obligation:
5.00%, 6/1/2024	1,000,000	1,056,014
Series A, 5.00%, 11/1/2023	260,000	270,866
Series B, 5.00%, 12/1/2025	1,150,000	1,253,308
County of Clark NV Revenue 5.00%, 7/1/2025	5,950,000	6,424,155
Las Vegas Valley Water District Series B, 5.00%, 6/1/2025	900,000	971,382
Las Vegas Valley, NV, Water District, General Obligation:
Series A, 5.00%, 6/1/2024	600,000	633,840
Series B, 5.00%, 6/1/2025	500,000	539,657
Series C, 5.00%, 6/1/2026	14,340,000	15,789,704
Nevada, State General Obligation Series A, 5.00%, 5/1/2024	1,000,000	1,055,004
		27,993,930

See accompanying notes to financial statements.
165

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
NEW JERSEY — 0.5%
County of Union NJ,General Obligation Series A & B, 3.00%, 3/1/2025	$ 500,000	$ 511,109
Hudson County, Improvement Authority Revenue:
4.00%, 10/1/2024	650,000	677,173
4.00%, 10/1/2025	535,000	563,963
New Jersey Educational Facilities Authority Revenue:
Class A, 5.00%, 3/1/2027	15,650,000	17,541,353
Series I-PRINCETON UNIVERSITY, 5.00%, 7/1/2025	600,000	651,623
New Jersey, Educational Facilities Authority Revenue:
Series B, 5.00%, 7/1/2023	505,000	521,622
Series B, 5.00%, 7/1/2025	1,535,000	1,667,069
		22,133,912
NEW MEXICO — 1.5%
New Mexico, State Finance Authority Revenue:
Series A, 5.00%, 6/15/2023	5,000,000	5,156,523
Series A, 5.00%, 6/15/2025	3,600,000	3,894,017
Series A, 5.00%, 6/15/2026	3,400,000	3,753,174
New Mexico, State General Obligation Series B, 5.00%, 3/1/2025	500,000	537,056
New Mexico, State Severance Tax Permanent Fund Revenue:
Series A, 5.00%, 7/1/2026	15,000,000	16,542,191
Series B, 4.00%, 7/1/2022	335,000	335,000
Series B, 4.00%, 7/1/2023	965,000	986,950
State of New Mexico Severance Tax Permanent Fund:
Class A, 5.00%, 7/1/2027	30,185,000	33,904,423
Series A, Class A, 5.00%, 7/1/2023	600,000	619,508
State of New Mexico, General Obligation:
5.00%, 3/1/2023	2,395,000	2,448,852
5.00%, 3/1/2026	5,000,000	5,483,116
		73,660,810
NEW YORK — 16.4%
Albany County, NY, General Obligation 5.00%, 4/1/2023	500,000	512,666
Erie County Industrial Development Agency Revenue 5.00%, 5/1/2026	1,000,000	1,097,061
Metropolitan Transportation Authority Revenue:
Series A-1, 5.00%, 2/1/2023	20,000,000	20,340,362
Security Description	Principal Amount	Value
Series B-1-SUB-REMK 3/18/2021, 3.00%, 11/1/2022	$ 500,000	$ 502,490
Monroe County, NY, Industrial Development Agency Revenue 5.00%, 5/1/2023	4,350,000	4,470,040
Monroe County, NY, Industrial Development Corp. Revenue:
5.00%, 7/1/2024	3,100,000	3,259,049
5.00%, 7/1/2025	1,000,000	1,072,191
Series A, 5.00%, 7/1/2023	500,000	516,357
Series A, 5.00%, 7/1/2024	685,000	720,145
Series B, 5.00%, 7/1/2023	600,000	619,628
New York State Dormitory Authority Revenue:
Class A, 5.00%, 10/1/2027	3,600,000	4,027,493
Series 1, 5.00%, 1/15/2024	625,000	653,257
Series A, 5.00%, 7/1/2026	2,635,000	2,912,270
Series A, Class A, 5.00%, 3/15/2027	2,200,000	2,446,894
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
4.00%, 6/15/2024	6,240,000	6,485,084
5.00%, 6/15/2024	615,000	650,835
5.00%, 6/15/2026	49,360,000	54,316,090
5.00%, 6/15/2027	1,750,000	1,909,897
Series DD-2, 5.00%, 6/15/2025	3,150,000	3,289,622
New York, NY, City Transitional Finance Authority Building Aid Revenue:
Series S-, 5.00%, 7/15/2022	160,000	160,169
Series S-1, 5.00%, 7/15/2025	1,790,000	1,942,647
Series S-3-SUBSER, 5.00%, 7/15/2024	570,000	602,762
Series S-4A, 5.00%, 7/15/2025	3,110,000	3,362,421
Series S-4A, 5.00%, 7/15/2026	3,555,000	3,917,669
New York, NY, City Transitional Finance Authority Future Tax Secured Revenue:
5.00%, 5/1/2026	2,100,000	2,302,216
5.00%, 11/1/2026	14,690,000	16,252,292
Series 1-REMK, 5.00%, 11/1/2027	3,955,000	4,445,903
Series A-1, 5.00%, 11/1/2025	12,725,000	13,836,404
Series A-1, 5.00%, 11/1/2027	1,245,000	1,399,532
Series B-1, 5.00%, 8/1/2026	3,000,000	3,303,918
Series D-S, 5.00%, 11/1/2026	3,375,000	3,733,934
New York, NY, City Transitional Finance Authority, Building Aid Revenue:
ETM, 5.00%, 7/15/2023	1,030,000	1,064,537

See accompanying notes to financial statements.
166

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series S-, 5.00%, 7/15/2022	$ 40,000	$ 40,042
Series S-1, 5.00%, 7/15/2022	200,000	200,219
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2022	625,000	632,488
5.00%, 11/1/2024	14,915,000	15,911,149
5.00%, 11/1/2025	15,795,000	17,174,539
Series 1-REMK, 5.00%, 11/1/2026	5,000,000	5,531,753
Series A, 5.00%, 8/1/2023	4,300,000	4,453,020
Series A-1, 5.00%, 8/1/2022	100,000	100,278
Series A-1, 5.00%, 8/1/2023	6,870,000	7,114,475
Series A-1, 5.00%, 8/1/2024	1,000,000	1,060,464
Series A-1, 5.00%, 11/1/2026	4,000,000	4,425,403
Series C, 5.00%, 11/1/2022	350,000	354,193
Series C, 5.00%, 11/1/2025	500,000	543,670
Series C-1, 5.00%, 5/1/2023	16,000,000	16,449,530
Series D-S, 5.00%, 11/1/2024	10,000,000	10,667,884
Series D-S, 5.00%, 11/1/2025	1,500,000	1,631,010
New York, NY, Dormitory Authority Revenue:
Series A, 5.00%, 7/1/2023	740,000	764,356
Series A, 5.00%, 10/1/2023	8,785,000	9,127,711
Series A, 5.00%, 7/1/2024	1,380,000	1,459,406
Series A, 5.00%, 10/1/2024	1,575,000	1,675,113
Series B, 5.00%, 10/1/2024	600,000	638,138
New York, NY, Dormitory Authority, Income Tax Authority, Revenue:
5.00%, 2/15/2026	6,590,000	7,217,962
Series A, 5.00%, 3/15/2025	2,500,000	2,688,223
Series B, 5.00%, 2/15/2026	6,480,000	7,099,841
Series D, 5.00%, 2/15/2025	1,085,000	1,164,544
Series D, 5.00%, 2/15/2026	10,715,000	11,739,938
New York, NY, Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.00%, 7/1/2022	655,000	655,000
Series A, 5.00%, 3/15/2024	7,000,000	7,371,954
Series D, 5.00%, 2/15/2024	9,680,000	10,165,286
Series D, 5.00%, 2/15/2026	11,815,000	12,945,158
New York, NY, Dormitory Authority, Revenue:
5.00%, 10/1/2022 (d) (e)	700,000	706,094
ETM, 5.00%, 2/15/2023	125,000	127,649
5.00%, 2/15/2024	9,500,000	9,984,439
5.00%, 10/1/2024	1,060,000	1,127,378
5.00%, 10/1/2025 (d) (e)	1,200,000	1,299,496
Series A, 5.00%, 9/15/2024	10,000,000	10,631,216
Series A, 5.00%, 7/1/2025	660,000	715,186
Series A, 5.00%, 9/15/2025	9,000,000	9,781,153
Series A, 5.00%, 3/15/2026	11,695,000	12,840,290
Series B, 5.00%, 2/15/2023	470,000	480,125
Series E, 5.00%, 3/15/2027	27,950,000	31,086,678
Security Description	Principal Amount	Value
New York, NY, Dormitory Authority, Sales Tax Revenue:
Series A, 5.00%, 3/15/2023	$ 2,655,000	$ 2,719,260
Series A, 5.00%, 9/15/2023	2,500,000	2,597,792
Series A, 5.00%, 3/15/2025	500,000	537,917
Series C, 5.00%, 3/15/2023	930,000	952,509
Series C, Class C, 5.00%, 3/15/2025	5,920,000	6,368,941
Series E-GROUP 1, 5.00%, 3/15/2024	3,560,000	3,743,495
New York, NY, Environmental Facilities Corp., Revenue:
5.00%, 6/15/2023	500,000	516,370
5.00%, 6/15/2024	585,000	619,087
5.00%, 6/15/2026	4,945,000	5,468,516
Series 2017A, 5.00%, 6/15/2023	540,000	557,680
Series A, 5.00%, 6/15/2023	3,655,000	3,774,667
Series A, 5.00%, 6/15/2024	1,400,000	1,481,575
Series A, 5.00%, 6/15/2025	2,590,000	2,805,389
Series A, 5.00%, 6/15/2026	5,615,000	6,209,447
Series B-SUB, 5.00%, 6/15/2026	720,000	796,225
New York, NY, General Obligation:
4.00%, 3/1/2025	900,000	944,536
Series A, 5.00%, 8/1/2023	16,115,000	16,684,965
Series A, 5.00%, 2/15/2024	500,000	525,305
Series A, 5.00%, 8/1/2024	1,105,000	1,172,277
Series A, 5.00%, 8/1/2026	3,350,000	3,707,221
Series A-1, 5.00%, 8/1/2023	525,000	543,569
Series A-1, 5.00%, 8/1/2025	16,825,000	18,254,341
Series A-1, 5.00%, 8/1/2026	17,000,000	18,812,764
Series B-1, 5.00%, 10/1/2025	1,065,000	1,159,564
Series B-1, 5.00%, 11/1/2026	18,060,000	20,082,753
Series B-1, 5.00%, 8/1/2027	8,500,000	9,558,569
Series C, 5.00%, 8/1/2023	3,730,000	3,861,925
Series C, 5.00%, 8/1/2024	12,110,000	12,847,304
Series C, 5.00%, 8/1/2025	8,210,000	8,907,468
Series C, 5.00%, 8/1/2026	13,785,000	15,254,939
Series C-1, 5.00%, 8/1/2023	2,120,000	2,194,981
Series C-1, 5.00%, 8/1/2025	1,120,000	1,215,148
Series E, 5.00%, 8/1/2022	740,000	742,048
Series E, 5.00%, 8/1/2023	5,000,000	5,176,843
Series E, 5.00%, 8/1/2024	10,000,000	10,608,839
Series E, 5.00%, 8/1/2025	2,250,000	2,441,145
Series J-10-REMK 10/1, 5.00%, 8/1/2026	4,040,000	4,470,798
Series J9-REMK 12/20/16, 5.00%, 8/1/2026	2,300,000	2,545,256
Series J-SUBSER J11-REMK 12/1, 5.00%, 8/1/2026	685,000	758,044
Subseries D, 5.00%, 8/1/2038	20,000,000	20,405,634

See accompanying notes to financial statements.
167

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
New York, NY, Municipal Water Finance Authority Revenue:
5.00%, 6/15/2025	$ 1,330,000	$ 1,416,069
Series A, 5.00%, 6/15/2023	200,000	206,311
Series CC-, 5.00%, 6/15/2025	8,905,000	9,621,682
Series CC-1, 5.00%, 6/15/2026	1,000,000	1,101,886
Series DD2, 5.00%, 6/15/2024	12,000,000	12,180,805
New York, NY, Sales Tax Asset Receivables Corp., Revenue Series A, 4.00%, 10/15/2023	100,000	102,855
New York, NY, Sales Tax Securitization Corp., Revenue Series A, 5.00%, 1/1/2023	180,000	183,057
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue 4.00%, 2/1/2023	470,000	476,752
New York, NY, Urban Development Corp., Revenue:
5.00%, 3/15/2025	9,450,000	10,120,375
5.00%, 3/15/2026	2,000,000	2,180,031
Series A, 5.00%, 3/15/2024	5,270,000	5,541,634
Series A, 5.00%, 3/15/2026	5,000,000	5,490,941
Series E, 5.00%, 3/15/2023	125,000	128,025
Series E GROUP 1, 5.00%, 3/15/2025	23,500,000	25,167,071
Series E GROUP 1, 5.00%, 3/15/2026	30,000,000	32,700,468
New York, NY, Urban Development Corp., Sales Tax Authority, Revenue Series A-BIDDING GROUP 1, 5.00%, 3/15/2023	665,000	681,095
New York, State Dormitory Authority Revenue Series A, 5.00%, 3/15/2027	10,255,000	11,405,863
New York, State Dormitory Authority, Personal Income Tax Revenue Series D, 5.00%, 2/15/2027	885,000	982,914
New York, State Environmental Facilities Corp. 5.00%, 6/15/2027	3,750,000	4,231,189
Port Authority of New York & New Jersey Series 230TH, 4.00%, 12/1/2027	3,750,000	4,023,597
Port Authority of New York & New Jersey Revenue:
5.00%, 7/15/2023	725,000	749,695
5.00%, 11/15/2024	1,430,000	1,527,567
Series 222, 5.00%, 7/15/2026	3,125,000	3,446,333
Security Description	Principal Amount	Value
Town of Brookhaven NY,General Obligation:
Series C, 5.00%, 1/15/2025	$ 7,585,000	$ 8,139,781
Series C, 5.00%, 1/15/2026	3,475,000	3,811,180
Triborough Bridge & Tunnel Authority Revenue Series F-REMK 10/27/21, 5.00%, 11/1/2026	2,425,000	2,696,604
Triborough, NY, Bridge & Tunnel Authority Revenue:
Series A-2, VRN, 2.00%, 5/15/2045 (b)	1,100,000	1,090,138
Series B, 5.00%, 11/15/2024	510,000	544,431
Westchester County, NY, General Obligation:
5.00%, 10/15/2025	8,240,000	8,992,610
5.00%, 10/15/2026	8,655,000	9,642,303
Series D, 5.00%, 12/15/2024	600,000	642,637
		797,159,291
NORTH CAROLINA — 2.2%
City of Charlotte NC Water & Sewer System Revenue:
5.00%, 7/1/2024	9,605,000	10,174,820
5.00%, 7/1/2025	2,000,000	2,168,440
5.00%, 7/1/2026	3,735,000	4,134,041
City of Greensboro NC, General Obligation Series B, 5.00%, 10/1/2025	4,650,000	5,068,986
County of Wake NC, General Obligation Series A, 5.00%, 3/1/2025	7,950,000	8,556,294
Mecklenburg County, NC, General Obligation:
5.00%, 3/1/2023	7,500,000	7,670,631
5.00%, 3/1/2024	9,045,000	9,508,690
5.00%, 3/1/2026	1,750,000	1,924,264
Series A, 5.00%, 4/1/2025	4,520,000	4,873,807
Mecklenburg County, NC, Public Facilities Corp. Revenue 5.00%, 2/1/2023	4,760,000	4,855,947
North Carolina, State General Obligation:
Series A, 5.00%, 6/1/2023	12,000,000	12,373,013
Series A, 5.00%, 6/1/2025	10,000,000	10,822,529
Series B, 5.00%, 6/1/2023	1,000,000	1,031,084
North Carolina, State University at Raleigh Revenue 5.00%, 10/1/2023	1,250,000	1,299,862
State of North Carolina Revenue Series B, 5.00%, 5/1/2026	5,625,000	6,194,803
State of North Carolina, General Obligation:
Series A, 5.00%, 6/1/2026	3,000,000	3,315,115
Series B, 5.00%, 6/1/2025	625,000	676,408

See accompanying notes to financial statements.
168

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SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Wake County, NC, General Obligation Series A, 5.00%, 3/1/2026	$ 1,400,000	$ 1,539,411
Wake County, NC, Revenue:
5.00%, 3/1/2025	3,250,000	3,493,485
5.00%, 3/1/2026	650,000	713,525
Series A, 5.00%, 12/1/2022	125,000	126,824
Series A, 5.00%, 8/1/2023	5,000,000	5,175,757
		105,697,736
OHIO — 2.7%
City of Cincinnati OH, General Obligation:
5.00%, 12/1/2023	2,115,000	2,208,730
5.00%, 12/1/2025	500,000	546,120
Cleveland Department of Public Utilities Division of Water Revenue Series DD, 5.00%, 1/1/2023	665,000	676,426
Columbus, OH, General Obligation:
Series 2017-1, 5.00%, 4/1/2024	5,000,000	5,266,700
Series 2018A, 5.00%, 4/1/2024	6,050,000	6,372,706
Series A, 3.00%, 8/15/2023	795,000	805,705
Series A, 5.00%, 4/1/2026	9,000,000	9,895,682
County of Cuyahoga OH Revenue Series D, 5.00%, 12/1/2025	7,000,000	7,633,644
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2022	100,000	101,435
Miami University, OH, Revenue:
5.00%, 9/1/2022	500,000	502,978
5.00%, 9/1/2025	3,020,000	3,257,420
Ohio Water Development Authority Revenue 5.00%, 12/1/2025	670,000	732,955
Ohio, State General Obligation:
ETM, 5.00%, 8/1/2025	5,000,000	5,423,189
Series A, 5.00%, 9/1/2023	325,000	337,392
Series A, 5.00%, 3/15/2025	1,000,000	1,051,933
Series A, 5.00%, 6/15/2025	2,995,000	3,239,606
Series A, 5.00%, 5/1/2026	3,125,000	3,440,350
Series A, 5.00%, 6/15/2026	2,820,000	3,111,804
Series B, 5.00%, 8/1/2023	130,000	134,640
Series B, 5.00%, 9/15/2024	2,500,000	2,660,582
Series B, 5.00%, 9/15/2025	650,000	706,837
Series B, 5.00%, 9/15/2026	1,000,000	1,108,833
Series S, 5.00%, 5/1/2023	105,000	107,933
Series T, 5.00%, 11/1/2025	7,825,000	8,532,057
Series V, 5.00%, 5/1/2023	5,725,000	5,884,892
Ohio, State Infrastructure Project Revenue:
5.00%, 10/1/2024	2,600,000	2,765,266
Security Description	Principal Amount	Value
Series 2019-1, 5.00%, 12/15/2023	$ 2,500,000	$ 2,611,908
Series 2019-1, 5.00%, 12/15/2025	655,000	714,847
Series B, 5.00%, 10/1/2025	2,550,000	2,771,413
Ohio, State University Revenue:
5.00%, 12/1/2025	6,000,000	6,520,491
5.00%, 12/1/2026	2,600,000	2,868,254
Series A, 5.00%, 12/1/2022	750,000	760,822
Series A, 5.00%, 12/1/2024	7,000,000	7,468,432
Series A, 5.00%, 12/1/2025	2,500,000	2,716,871
Ohio, State Water Development Authority Revenue:
5.00%, 12/1/2023	6,500,000	6,794,546
5.00%, 6/1/2024	500,000	528,682
Series A, 5.00%, 12/1/2025	1,175,000	1,285,407
Series A, 5.00%, 6/1/2026	3,960,000	4,371,261
Ohio, State Water Development Authority, Water Pollution Control Revenue:
5.00%, 12/1/2023	300,000	313,594
Series B, 5.00%, 6/1/2024	2,925,000	3,092,792
Series B, 5.00%, 12/1/2024	6,675,000	7,142,803
Series B, 5.00%, 12/1/2025	1,480,000	1,619,066
Ohio, Water Development Authority Revenue 5.00%, 6/1/2023	700,000	721,566
State of Ohio 5.00%, 12/15/2024	725,000	774,726
State of Ohio Department of Transportation Revenue Series 2019-1, 5.00%, 12/15/2024	2,000,000	2,137,174
State of Ohio Revenue Series 1-A, 5.00%, 12/15/2026	1,000,000	1,110,128
		132,830,598
OKLAHOMA — 0.7%
Canadian County Educational Facilities Authority Revenue 5.00%, 9/1/2026	770,000	850,269
City of Tulsa OK, General Obligation:
5.00%, 3/1/2023	500,000	511,309
5.00%, 3/1/2025	2,950,000	3,168,632
Oklahoma Capitol Improvement Authority Revenue 5.00%, 7/1/2023	500,000	516,407
Oklahoma County, Independent School District, General Obligation:
Series A, 0.05%, 7/1/2022	500,000	500,000
Series A, 2.50%, 7/1/2023	14,100,000	14,192,012

See accompanying notes to financial statements.
169

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series 2020A, 5.00%, 7/1/2025	$ 3,900,000	$ 4,195,552
Oklahoma, State Turnpike Authority Revenue:
Series D, 4.00%, 1/1/2023	630,000	637,550
Series D, 5.00%, 1/1/2024	505,000	527,737
Oklahoma, State University, Revenue:
Series A, 5.00%, 1/1/2025	2,000,000	2,135,314
Series A, 5.00%, 9/1/2025	800,000	865,936
Series A, 5.00%, 1/1/2026	4,250,000	4,624,580
Tulsa County, OK, Industrial Authority Revenue 5.00%, 9/1/2022	160,000	160,933
Tulsa, OK, Public Facilities Authority Revenue 5.00%, 6/1/2024	500,000	527,621
		33,413,852
OREGON — 0.8%
City of Portland OR Sewer System Revenue Series A, 5.00%, 3/1/2023	600,000	613,491
Multnomah County School District No 1, General Obligation 5.00%, 6/15/2025	2,230,000	2,412,127
Oregon, State General Obligation:
5.00%, 5/1/2026	6,745,000	7,428,256
Series A, 5.00%, 5/1/2024	11,000,000	11,609,104
Series A, 5.00%, 5/1/2025	770,000	830,709
Series A, 5.00%, 5/1/2026	2,715,000	2,990,025
Salem-Keizer School District No 24J, General Obligation 5.00%, 6/15/2025	705,000	761,529
State of Oregon Class A, 5.00%, 5/1/2027	2,050,000	2,300,857
State of Oregon Department of Transportation Revenue Series A, 5.00%, 11/15/2026	9,100,000	10,106,687
		39,052,785
PENNSYLVANIA — 1.7%
Commonwealth of Pennsylvania, General Obligation:
5.00%, 1/1/2025	4,000,000	4,276,656
5.00%, 5/15/2025	9,245,000	9,963,521
5.00%, 7/15/2025	7,000,000	7,570,287
5.00%, 5/15/2026	10,035,000	11,032,404
5.00%, 5/15/2027	3,300,000	3,695,113
5.00%, 1/1/2024	605,000	633,425
Series 2016, 5.00%, 9/15/2023	615,000	638,908
Security Description	Principal Amount	Value
Series 2018A, 5.00%, 3/1/2024	$ 19,500,000	$ 20,499,663
Series 2020, 5.00%, 5/1/2025	16,950,000	18,252,541
Series 2020, 5.00%, 5/1/2026	1,500,000	1,647,900
Series D, 5.00%, 8/15/2022	200,000	200,847
Series REF, 5.00%, 1/15/2024	2,260,000	2,368,467
Pennsylvania Turnpike Commission Revenue Series A, 5.00%, 12/1/2023	500,000	522,372
Pennsylvania, State Higher Educational Facilities Authority Revenue Series AT-1, 5.00%, 6/15/2023	275,000	283,293
Port, PN, Authority of Allegheny County Revenue 5.00%, 3/1/2024	1,000,000	1,049,755
		82,635,152
SOUTH CAROLINA — 0.5%
Carolina, State General Obligation:
Series A, 5.00%, 4/1/2023	650,000	666,368
Series A, 5.00%, 4/1/2024	4,985,000	5,252,658
Series A, 5.00%, 4/1/2025	13,690,000	14,765,397
Richmond County, Board of Education, General Obligation Series A, 5.00%, 3/1/2026	2,500,000	2,748,949
		23,433,372
TENNESSEE — 0.9%
City of Knoxville, TN,General Obligation 5.00%, 5/1/2025	8,235,000	8,886,625
City of Memphis TN, General Obligation 5.00%, 5/1/2024	5,000,000	5,275,019
County of Hamilton TN Class A, 5.00%, 4/1/2026	500,000	550,705
Hamilton, TN, General Obligation:
Series A, 5.00%, 4/1/2023	4,350,000	4,460,192
Series A, 5.00%, 4/1/2025	1,880,000	2,027,159
Nashville & Davidson County, TN, Metropolitan Government General Obligation Series C, 5.00%, 1/1/2024	1,000,000	1,047,134
Nashville & Davidson County, TN, Metropolitan Government Revenue:
Series A, 5.00%, 7/1/2025	2,000,000	2,162,395
Series A, 5.00%, 7/1/2026	1,500,000	1,654,219
Series B, 5.00%, 5/15/2023	1,200,000	1,234,087
Series B, 5.00%, 7/1/2023	750,000	774,760
Series B, 5.00%, 7/1/2025	1,000,000	1,081,197

See accompanying notes to financial statements.
170

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SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Shelby Country, TN, General Obligation Series B, 5.00%, 4/1/2026	$ 3,855,000	$ 4,238,650
Tennessee, State General Obligation:
Series A, 5.00%, 2/1/2023	4,970,000	5,070,180
Series A, 5.00%, 2/1/2026	3,405,000	3,737,791
		42,200,113
TEXAS — 8.9%
Aldine Independent School District, General Obligation 5.00%, 2/15/2025 (e)	575,000	617,003
Austin, TX, Electric Utility System Revenue Series A, 5.00%, 11/15/2026	500,000	553,123
Austin, TX, Independent School District, General Obligation:
5.00%, 8/1/2024 (e)	5,910,000	6,273,545
5.00%, 8/1/2025 (e)	4,795,000	5,199,372
5.00%, 8/1/2026 (e)	1,250,000	1,381,751
Series 2019, 5.00%, 8/1/2023 (e)	660,000	683,343
Bexar County Hospital District 5.00%, 2/15/2027	1,080,000	1,199,986
Bexar County, TX, Hospital District, General Obligation:
5.00%, 2/15/2023	500,000	510,184
5.00%, 2/15/2024	1,325,000	1,387,950
5.00%, 2/15/2025	2,015,000	2,156,880
5.00%, 2/15/2026	5,000,000	5,460,085
Board of Regents of the University of Texas System Revenue Series H, 5.00%, 8/15/2025	2,300,000	2,498,176
Brazosport Independent School District, General Obligation:
5.00%, 2/15/2023 (e)	530,000	541,319
5.00%, 2/15/2025 (e)	6,500,000	6,973,099
City of Austin TX Water & Wastewater System Revenue:
ETM, 5.00%, 11/15/2022	1,145,000	1,159,851
Series A, 5.00%, 11/15/2022	500,000	506,513
City of Austin TX, General Obligation 5.00%, 9/1/2026	9,105,000	10,103,716
City of Conroe, Independent School District, General Obligation:
5.00%, 2/15/2026 (e)	2,475,000	2,717,163
Series A, 5.00%, 2/15/2025 (e)	2,000,000	2,149,268
Series A, 5.00%, 2/15/2026 (e)	2,400,000	2,634,825
City of Fort Worth TX, General Obligation:
5.00%, 3/1/2024	9,390,000	9,849,334
Security Description	Principal Amount	Value
5.00%, 3/1/2025	$ 9,630,000	$ 10,338,533
City of Houston TX, General Obligation Series A, 5.00%, 3/1/2026	3,500,000	3,831,731
City of San Antonio TX Electric & Gas Systems Revenue:
VRN, 1.13%, 12/1/2045 (b)	700,000	647,005
5.00%, 2/1/2026	1,000,000	1,091,967
Collin County, TX, Community College District, General Obligation:
5.00%, 8/15/2023	8,955,000	9,276,748
Series A, 5.00%, 8/15/2024	3,000,000	3,182,438
Series A, 5.00%, 8/15/2025	3,990,000	4,327,516
Series A, 5.00%, 8/15/2026	750,000	829,668
Comal Independent School District, General Obligation:
5.00%, 2/1/2025 (e)	3,225,000	3,456,013
5.00%, 2/1/2026 (e)	4,000,000	4,376,505
Series B, 5.00%, 2/1/2024 (e)	640,000	671,250
County of Bexar, TX, General Obligation 5.00%, 6/15/2043	1,670,000	1,845,102
County of Williamson, TX, General Obligation:
4.00%, 2/15/2026	4,250,000	4,511,393
5.00%, 2/15/2024	800,000	839,703
Cypress-Fairbanks Independent School District,General Obligation:
Series A, 5.00%, 2/15/2025 (e)	7,000,000	7,507,643
Series A, 5.00%, 2/15/2026 (e)	9,910,000	10,832,689
Dallas county, TX, General Obligation 5.00%, 8/15/2025	1,615,000	1,751,614
Dallas, TX, Area Rapid Transit Revenue:
5.00%, 12/1/2023	9,000,000	9,402,700
5.00%, 12/1/2025	1,185,000	1,293,082
Dallas, TX, General Obligation:
5.00%, 2/15/2024	13,100,000	13,730,910
Series A, 5.00%, 2/15/2025	8,125,000	8,703,517
Dallas, TX, Independent School District, General Obligation:
4.00%, 2/15/2026 (e)	4,460,000	4,721,569
Series B, 5.00%, 2/15/2025 (e)	11,945,000	12,830,185
Denton, TX, Independent School District, General Obligation:
0.01%, 8/15/2022 (e)	115,000	114,831
5.00%, 8/15/2025 (e)	1,625,000	1,762,459
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2023	250,000	255,472

See accompanying notes to financial statements.
171

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Fort Bend, TX, Independent School District, General Obligation:
5.00%, 8/15/2024 (e)	$ 2,250,000	$ 2,386,828
5.00%, 8/15/2025 (e)	3,990,000	4,323,755
Series B, 0.72%, 8/1/2051 (b) (e)	3,000,000	2,755,416
Series E, 5.00%, 2/15/2023 (e)	500,000	510,678
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2024 (e)	1,815,000	1,903,004
5.00%, 2/15/2025 (e)	1,745,000	1,871,548
Frisco, TX, General Obligation Series 2016, 5.00%, 2/15/2023	500,000	510,678
Frisco, TX, Independent School District, General Obligation 3.00%, 2/15/2026 (e)	6,100,000	6,232,644
Harris County, Toll Road Authority Revenue:
5.00%, 8/15/2025	2,000,000	2,170,439
Series A, 5.00%, 8/15/2023	2,150,000	2,228,459
Series A, 5.00%, 8/15/2026	500,000	553,941
Harris County, TX, Flood Control District Revenue:
Series A, 5.00%, 10/1/2023	2,875,000	2,990,406
Series A, 5.00%, 10/1/2024	3,500,000	3,718,514
Harris County, TX, General Obligation:
Series A, 5.00%, 10/1/2024	5,000,000	5,323,482
Series A, 5.00%, 10/1/2025	10,000,000	10,881,377
Series A, 5.00%, 10/1/2026	2,390,000	2,651,381
Hays Consolidated Independent School District, General Obligation Series A, 3.00%, 2/15/2026 (e)	1,055,000	1,076,425
Houston of Harris County, TX, Port Authority General Obligation:
Series A-2, 5.00%, 10/1/2024	2,735,000	2,910,705
Series A-2, 5.00%, 10/1/2025	2,000,000	2,174,312
Houston, TX, Combined Utility System Revenue Series C, 5.00%, 11/15/2024	865,000	923,604
Houston, TX, General Obligation Series A, 5.00%, 3/1/2024	4,225,000	4,438,048
Houston, TX, Independent School District Revenue Series B, 5.00%, 11/15/2025	1,215,000	1,325,842
Houston, TX, Independent School District, General Obligation:
VRN, 4.00%, 6/1/2039 (b) (e)	1,290,000	1,313,150
5.00%, 2/15/2023 (e)	13,735,000	14,024,936
Security Description	Principal Amount	Value
5.00%, 2/15/2024 (e)	$ 4,165,000	$ 4,371,026
5.00%, 2/15/2025 (e)	4,530,000	4,859,713
Humble, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2024 (e)	1,505,000	1,580,430
Katy, TX, Independent School District Series B, 5.00%, 2/15/2026 (e)	1,415,000	1,553,966
Katy, TX, Independent School District, General Obligation:
Series B, 5.00%, 2/15/2024 (e)	2,750,000	2,885,582
Series B, 5.00%, 2/15/2025 (e)	4,260,000	4,579,068
Lewisville, TX, Independent School District, General Obligation:
Series A, 5.00%, 8/15/2022 (e)	650,000	652,826
Series A, 5.00%, 8/15/2023	1,800,000	1,865,686
Lubbock, TX, General Obligation 5.00%, 2/15/2023	1,935,000	1,976,326
McKinney Independent School District, General Obligation 5.00%, 2/15/2024 (e)	4,500,000	4,725,537
Pasadena, TX, Independent School District, General Obligation Series B-REMK 0, 1.50%, 2/15/2044 (b) (e)	5,700,000	5,620,277
Pearland, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (e)	5,830,000	6,242,037
Richardson, TX, Independent School District, General Obligation 5.00%, 2/15/2023 (e)	750,000	766,018
Round Rock, TX, Independent School District, General Obligation:
5.00%, 8/1/2024 (e)	6,790,000	7,199,129
Series A, 5.00%, 8/1/2023 (e)	6,500,000	6,729,189
Series A, 5.00%, 8/1/2024 (e)	8,505,000	9,017,465
San Antonio Water System Revenue Series A, 2.00%, 5/15/2025	500,000	496,514
San Antonio, TX, Electric & Gas Revenue:
4.00%, 2/1/2026	1,040,000	1,097,618
5.00%, 2/1/2023	1,830,000	1,866,466
5.00%, 2/1/2024	475,000	497,967
5.00%, 2/1/2027	2,900,000	3,210,828

See accompanying notes to financial statements.
172

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
San Antonio, TX, Water System Revenue Series A, 2.63%, 5/1/2049 (b)	$ 30,000,000	$ 29,963,535
Spring Branch Independent School District, General Obligation 5.00%, 2/1/2025 (e)	1,290,000	1,383,411
TARRANT CNTY TX CLG DIST 08/27 5 5.00%, 8/15/2027	3,250,000	3,651,213
Texas Water Development Board:
5.00%, 8/1/2026	300,000	332,237
5.00%, 8/1/2027	1,050,000	1,182,904
Texas Water Development Board Revenue:
5.00%, 10/15/2023	945,000	984,570
5.00%, 8/1/2024	1,500,000	1,592,585
5.00%, 8/1/2025	1,820,000	1,976,880
5.00%, 8/1/2026	2,700,000	2,990,130
Series A, 5.00%, 3/15/2026	1,005,000	1,101,058
Texas, State General Obligation:
5.00%, 4/1/2024	1,000,000	1,053,164
5.00%, 10/1/2024	645,000	685,999
Series A, 5.00%, 4/1/2023	500,000	512,666
Series A, 5.00%, 10/1/2023	5,000,000	5,200,078
Series C, 5.00%, 8/1/2022	700,000	701,932
Series REF, 5.00%, 8/1/2023	500,000	517,630
Texas, State Public Finance Authority Revenue:
5.00%, 2/1/2026	1,605,000	1,754,917
Series A, 5.00%, 2/1/2024	1,500,000	1,573,721
Texas, State Transportation Commission, Highway Fund Revenue:
Series 2016-B-REMK, 0.43%, 4/1/2025	660,000	614,175
Series A, 5.00%, 10/1/2023	600,000	624,085
Series A, 5.00%, 10/1/2025	3,935,000	4,286,980
Texas, State University System Revenue Series A, 5.00%, 3/15/2026	1,185,000	1,298,262
Texas, State Water Development Board Revenue:
5.00%, 8/1/2023	3,750,000	3,884,671
5.00%, 8/1/2024	6,070,000	6,444,662
5.00%, 8/1/2025	1,000,000	1,086,198
5.00%, 10/15/2025	3,925,000	4,282,191
5.00%, 4/15/2026	4,280,000	4,712,723
Series B, 5.00%, 10/15/2023	2,000,000	2,083,746
Trinity River, TX, Authority Regional Wastewater System Revenue 5.00%, 8/1/2022	160,000	160,443
Security Description	Principal Amount	Value
Trinity, TX, River Authority Central Regional Wastewater System Revenue 5.00%, 8/1/2025	$ 1,230,000	$ 1,334,493
University of Texas, Permanent University Fund Revenue 5.00%, 7/1/2022	200,000	200,000
University of Texas, Revenue:
Series C, 5.00%, 8/15/2022	150,000	150,635
Series D, 5.00%, 8/15/2025	1,175,000	1,276,242
Series E, 5.00%, 8/15/2022	915,000	918,874
Series H, 5.00%, 8/15/2023	1,800,000	1,865,686
Wisconsin, TX, State General Obligation 5.00%, 2/15/2025	530,000	568,856
		430,633,521
UTAH — 0.9%
Alpine School District, General Obligation:
2.00%, 3/15/2025	600,000	598,590
5.00%, 3/15/2024	525,000	552,421
Central Utah Water Conservancy District Series A, Class A, 5.00%, 4/1/2025	1,225,000	1,317,831
Central Utah Water Conservancy District Revenue Series B, 5.00%, 10/1/2024	740,000	787,372
University of Utah, Revenue Series B-1, 5.00%, 8/1/2023	225,000	232,860
Utah, State General Obligation:
5.00%, 7/1/2023	925,000	955,723
5.00%, 7/1/2025	17,735,000	19,232,858
5.00%, 7/1/2026	7,715,000	8,539,257
Series B, 5.00%, 7/1/2025	11,315,000	12,274,804
		44,491,716
VIRGINIA — 3.6%
County of Arlington VA, General Obligation:
5.00%, 8/15/2025	3,770,000	4,090,091
Series A, 5.00%, 8/1/2025	7,770,000	8,422,846
County of Loudoun VA:
Class A, 5.00%, 12/1/2026	9,295,000	10,369,094
Class A, 5.00%, 12/1/2027	9,295,000	10,545,244
County of Loudoun, VA, General Obligation:
Series A, 5.00%, 12/1/2024	10,970,000	11,736,135
Series A, 5.00%, 12/1/2025	10,995,000	12,024,335
Series B, 5.00%, 12/1/2023	1,000,000	1,042,325
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2023	5,250,000	5,399,955
Series A, 4.00%, 10/1/2025	2,815,000	2,977,346
Series A, 4.00%, 10/1/2026	5,000,000	5,352,185
Series A, 5.00%, 10/1/2022	215,000	216,945

See accompanying notes to financial statements.
173

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2023	$ 700,000	$ 728,539
Series A, 5.00%, 10/1/2025	1,335,000	1,453,539
Richmond, VA, General Obligation:
Series B, 5.00%, 7/15/2026	500,000	553,037
Series D, 5.00%, 3/1/2025	840,000	903,383
Richmond, VA, Public Utility Revenue 5.00%, 1/15/2023	175,000	178,279
Virginia College Building Authority Revenue 5.00%, 2/1/2027	14,050,000	15,704,077
Virginia Public Building Authority Revenue Series A, Class A, 5.00%, 8/1/2027	15,875,000	17,876,290
Virginia, College Building Authority Revenue:
5.00%, 2/1/2023	700,000	713,664
5.00%, 2/1/2026	12,245,000	13,398,223
Virginia, Public Building Authority Revenue:
Series A, 5.00%, 8/1/2025	11,325,000	12,290,618
Series B, 5.00%, 8/1/2024	8,500,000	9,017,513
Series B, 5.00%, 8/1/2026	1,500,000	1,659,333
Virginia, State Beach Development Authority, Revenue Series B, 5.00%, 8/1/2022	550,000	551,510
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2025	3,725,000	3,996,674
5.00%, 2/1/2026	5,000,000	5,479,647
Series A, 5.00%, 9/1/2022	765,000	769,374
Series B, 5.00%, 9/1/2022	440,000	442,527
Series B, 5.00%, 2/1/2023	6,020,000	6,137,512
Series B, 5.00%, 9/1/2024	300,000	318,123
Series E, 5.00%, 2/1/2023	5,000,000	5,097,601
Virginia, State Commonwealth Transportation Board Revenue:
5.00%, 9/15/2022	100,000	100,708
5.00%, 3/15/2025	2,210,000	2,378,197
Series C, 5.00%, 5/15/2023	250,000	257,189
Virginia, State General Obligation Series B, 5.00%, 6/1/2023	535,000	551,041
Virginia, State Public Building Authority Revenue Series B, 5.00%, 8/1/2022	100,000	100,287
Virginia, State Resources Authority Revenue 5.00%, 10/1/2022	260,000	262,327
		173,095,713
Security Description	Principal Amount	Value
WASHINGTON — 4.1%
Central Puget Sound, WA, Regional Transit Authority Revenue Series S-1, 5.00%, 11/1/2022	$ 500,000	$ 505,958
Chelan County Public Utility District No. 1 Revenue:
Series A, 5.00%, 7/1/2024	1,250,000	1,321,641
Series A, 5.00%, 7/1/2025	2,390,000	2,580,459
City of Seattle WA Drainage & Wastewater Revenue:
5.00%, 9/1/2026	9,295,000	10,302,855
5.00%, 9/1/2027	12,615,000	14,202,374
City of Seattle WA Municipal Light & Power Revenue Series B, 5.00%, 2/1/2024	2,170,000	2,276,996
County of King WA Sewer Revenue Class B, 5.00%, 7/1/2025	725,000	784,963
County of King, WA, General Obligation:
Series A, 4.00%, 1/1/2025	2,500,000	2,616,964
Series A, 4.00%, 1/1/2026	8,250,000	8,750,719
Series A, 4.00%, 1/1/2027	7,000,000	7,511,736
Energy Northwest Series A, Class A, 5.00%, 7/1/2026	5,000,000	5,512,055
Energy Northwest, WA, Electric Revenue:
5.00%, 7/1/2023	9,850,000	10,168,284
Series A, 5.00%, 7/1/2026	2,200,000	2,425,304
King County, WA, School District No. 412, General Obligation Series A, 4.00%, 12/1/2026	3,645,000	3,907,742
Pierce County, School District No 10 Tacoma, General Obligation Series B, 5.00%, 12/1/2025	10,005,000	10,934,756
State of Washington:
5.00%, 8/1/2024	1,365,000	1,448,107
Series R-2018D, 5.00%, 8/1/2024	2,145,000	2,275,596
University of Washington, Revenue:
Series C, 5.00%, 4/1/2025	2,000,000	2,147,137
Series C, 5.00%, 4/1/2026	1,000,000	1,094,998
Washington, State Certificate Participation:
5.00%, 7/1/2022	275,000	275,000
Series D, 5.00%, 7/1/2022	575,000	575,000
Washington, State General Obligation:
5.00%, 8/1/2025	500,000	542,321
Series 2020A, 5.00%, 8/1/2023	5,255,000	5,441,433
Series 2020C, 5.00%, 2/1/2025	3,000,000	3,218,798

See accompanying notes to financial statements.
174

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2024	$ 9,000,000	$ 9,547,955
Series A, 5.00%, 8/1/2025	13,275,000	14,398,631
Series B, 5.00%, 7/1/2022	500,000	500,000
Series B, 5.00%, 8/1/2025	540,000	585,707
Series C, 5.00%, 2/1/2024	11,860,000	12,442,891
Series D, 5.00%, 2/1/2023	800,000	816,172
Series D, 5.00%, 2/1/2026	515,000	564,404
Series R-2015-C, 5.00%, 7/1/2022	255,000	255,000
Series R-2017A, 5.00%, 8/1/2022	500,000	501,388
Series R-2017A, 5.00%, 8/1/2025	1,100,000	1,193,107
Series R-2017C, 5.00%, 8/1/2022	500,000	501,388
Series R-2018D, 5.00%, 8/1/2023	1,015,000	1,051,009
Series R-2020A, 5.00%, 1/1/2023	505,000	513,851
Series R-2020A, 5.00%, 1/1/2025	9,960,000	10,666,413
Series R-2020C, 5.00%, 7/1/2022	840,000	840,000
Series R-2020C, 5.00%, 7/1/2023	1,010,000	1,043,344
Series R-2020C, 5.00%, 7/1/2024	15,000,000	15,880,816
Series R-2020C, 5.00%, 7/1/2025	10,550,000	11,422,564
Series R-2021B, 5.00%, 1/1/2025	10,000,000	10,709,250
Series R-2021C, 5.00%, 8/1/2023	5,500,000	5,695,125
		199,950,211
WEST VIRGINIA — 0.2%
West Virginia, State General Obligation Series A, 5.00%, 12/1/2024	8,430,000	9,004,373
WISCONSIN — 1.6%
City of Milwaukee WI, General Obligation Series N-4, 5.00%, 4/1/2025	7,000,000	7,507,250
Madison, WI, General Obligation:
Series A, 2.00%, 10/1/2025	1,000,000	986,043
Series A, 4.00%, 10/1/2023	125,000	128,415
Milwaukee, WI, General Obligation:
Series N2, 4.00%, 3/15/2023	415,000	421,812
Series N3, 5.00%, 4/1/2024	1,665,000	1,746,782
State of Wisconsin:
Series 1, 5.00%, 5/1/2027	6,465,000	7,262,402
Series 2021-2, 5.00%, 5/1/2026	2,250,000	2,484,010
Security Description	Principal Amount	Value
State of Wisconsin, General Obligation:
Series 2, 5.00%, 11/1/2026	$ 2,770,000	$ 3,088,713
Series 2021-2, 5.00%, 5/1/2025	4,240,000	4,582,781
Wisconsin, State Revenue:
Series A, 5.00%, 5/1/2023	8,500,000	8,736,687
Series A, 5.00%, 5/1/2024	6,000,000	6,331,130
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2026	2,615,000	2,878,609
Series 2, 5.00%, 7/1/2022	65,000	65,000
Series 2, 5.00%, 7/1/2026	1,000,000	1,100,806
Wisconsin, State Environmental Improvement Fund Revenue Series A, 5.00%, 6/1/2024	730,000	771,454
Wisconsin, State General Obligation:
Series 1, 5.00%, 11/1/2023	2,500,000	2,606,160
Series 1, 5.00%, 11/1/2024	1,500,000	1,602,654
Series 2, 5.00%, 11/1/2023	13,745,000	14,328,666
Series A, 5.00%, 5/1/2024	505,000	532,963
Series A, 5.00%, 5/1/2025	3,850,000	4,161,252
Series A, 5.00%, 5/1/2026	3,060,000	3,293,405
Series B, 5.00%, 5/1/2025	2,000,000	2,161,689
Series B, 5.00%, 5/1/2030	1,555,000	1,598,041
		78,376,724
TOTAL MUNICIPAL BONDS & NOTES (Cost $4,930,351,348)		4,758,225,243
	Shares
SHORT-TERM INVESTMENT — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (f) (g) (Cost $36,560,092)	36,560,092	36,560,092
TOTAL INVESTMENTS — 98.8% (Cost $4,966,911,440)		4,794,785,335
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		57,937,047
NET ASSETS — 100.0%		$ 4,852,722,382
(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.

See accompanying notes to financial statements.
175

SPDR NUVEEN BLOOMBERG SHORT TERM MUNICIPAL BOND ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

(d)	Bond is insured by Assured Guaranty Municipal Corp., representing less than 0.05% of net assets.
(e)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	3.8%
Assured Guaranty Municipal Corp.	0.0% (d)

(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2022.
ETM	Escrowed to Maturity
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$4,758,225,243	$—	$4,758,225,243
Short-Term Investment	36,560,092	—	—	36,560,092
TOTAL INVESTMENTS	$36,560,092	$4,758,225,243	$—	$4,794,785,335

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	44,558,201	$44,558,201	$1,127,076,489	$1,135,074,598	$—	$—	36,560,092	$36,560,092	$88,324
See accompanying notes to financial statements.
176

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 76.0%
AIRLINES — 2.0%
American Airlines Group, Inc. 6.50%, 7/1/2025 (a)	$ 16,140,000	$ 16,981,701
Copa Holdings SA 4.50%, 4/15/2025	5,700,000	8,067,837
GOL Equity Finance SA 3.75%, 7/15/2024 (b)	6,920,000	5,094,504
Southwest Airlines Co. 1.25%, 5/1/2025	30,885,000	36,517,497
Spirit Airlines, Inc. 1.00%, 5/15/2026	8,280,000	7,515,508
		74,177,047
AUTO MANUFACTURERS — 2.7%
Fisker, Inc. 2.50%, 9/15/2026 (b)	11,000,000	6,626,840
Ford Motor Co. Zero Coupon, 3/15/2026	37,530,000	34,366,597
Li Auto, Inc. 0.25%, 5/1/2028	14,468,000	21,508,418
Lucid Group, Inc. 1.25%, 12/15/2026 (b)	33,650,000	20,045,305
NIO, Inc.:
Zero Coupon, 2/1/2026	11,405,000	9,658,096
0.50%, 2/1/2027	12,950,000	9,850,029
		102,055,285
AUTO PARTS & EQUIPMENT — 0.1%
Luminar Technologies, Inc. 1.25%, 12/15/2026 (b)	9,800,000	5,526,906
BANKS — 0.2%
JPMorgan Chase Bank NA 0.13%, 1/1/2023 (b)	8,428,000	8,303,013
BIOTECHNOLOGY — 2.8%
BioMarin Pharmaceutical, Inc.:
0.60%, 8/1/2024	8,415,000	8,327,316
1.25%, 5/15/2027 (a)	9,886,000	9,902,510
Bridgebio Pharma, Inc.:
2.25%, 2/1/2029	12,550,000	5,535,930
2.50%, 3/15/2027	8,945,000	4,862,055
Guardant Health, Inc. Zero Coupon, 11/15/2027	18,815,000	11,978,381
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027	13,005,000	11,480,814
Illumina, Inc. Zero Coupon, 8/15/2023	12,229,000	11,688,356
Insmed, Inc. 0.75%, 6/1/2028	9,145,000	7,625,650
Intercept Pharmaceuticals, Inc.:
3.25%, 7/1/2023	507,000	492,672
3.50%, 2/15/2026 (b)	7,992,000	7,546,606
Security Description	Principal Amount	Value
Ionis Pharmaceuticals, Inc.:
Zero Coupon, 4/1/2026	$ 10,820,000	$ 9,904,844
0.13%, 12/15/2024	8,355,000	7,355,408
Livongo Health, Inc. 0.88%, 6/1/2025	8,740,000	7,408,024
		104,108,566
CHEMICALS — 0.1%
Amyris, Inc. 1.50%, 11/15/2026 (b)	11,455,000	4,627,591
COMMERCIAL SERVICES — 3.5%
2U, Inc. 2.25%, 5/1/2025	6,906,000	5,879,837
Affirm Holdings, Inc. Zero Coupon, 11/15/2026 (b)	28,547,000	16,266,652
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026	7,933,000	6,518,467
Block, Inc.:
Zero Coupon, 5/1/2026	9,135,000	7,257,758
0.13%, 3/1/2025	16,944,000	15,970,737
0.25%, 11/1/2027	9,510,000	7,002,498
0.50%, 5/15/2023	7,486,000	8,179,204
Chegg, Inc.:
Zero Coupon, 9/1/2026	16,290,000	11,868,079
0.13%, 3/15/2025	11,218,000	9,526,886
Euronet Worldwide, Inc. 0.75%, 3/15/2049 (a)	8,616,000	8,840,016
Marathon Digital Holdings, Inc. 1.00%, 12/1/2026 (b)	11,740,000	3,015,419
Repay Holdings Corp. Zero Coupon, 2/1/2026 (b)	7,330,000	5,713,442
Shift4 Payments, Inc.:
Zero Coupon, 12/15/2025	11,687,000	9,466,119
0.50%, 8/1/2027 (b)	10,071,000	7,111,133
Stride, Inc. 1.13%, 9/1/2027	6,790,000	6,711,372
		129,327,619
COMPUTERS — 3.8%
3D Systems Corp. Zero Coupon, 11/15/2026 (b)	7,767,000	5,498,648
CyberArk Software, Ltd. Zero Coupon, 11/15/2024	9,542,000	10,054,215
Insight Enterprises, Inc. 0.75%, 2/15/2025	5,610,000	7,473,586
KBR, Inc. 2.50%, 11/1/2023	5,693,000	11,004,797
Lumentum Holdings, Inc.:
0.25%, 3/15/2024 (a)	6,613,000	9,199,146
0.50%, 12/15/2026	15,681,000	16,029,275
0.50%, 6/15/2028 (b)	15,875,000	13,763,466
Parsons Corp. 0.25%, 8/15/2025 (a)	6,920,000	7,313,540

See accompanying notes to financial statements.
177

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Pure Storage, Inc. 0.13%, 4/15/2023	$ 9,458,000	$ 10,622,185
Rapid7, Inc. 0.25%, 3/15/2027 (a)	10,120,000	9,199,687
Western Digital Corp. 1.50%, 2/1/2024 (a)	17,963,000	17,082,454
Zscaler, Inc. 0.13%, 7/1/2025	19,488,000	23,573,854
		140,814,853
COSMETICS/PERSONAL CARE — 0.3%
Beauty Health Co. 1.25%, 10/1/2026 (a) (b)	12,157,000	9,853,127
DIVERSIFIED FINANCIAL SERVICES — 1.0%
JPMorgan Chase Financial Co. LLC 0.25%, 5/1/2023 (b)	9,740,000	10,136,710
LendingTree, Inc. 0.50%, 7/15/2025	9,464,000	6,417,444
Sofi Technologies, Inc. Zero Coupon, 10/15/2026 (b)	19,652,000	13,027,311
Upstart Holdings, Inc. 0.25%, 8/15/2026 (b)	10,858,000	6,109,905
		35,691,370
ELECTRIC — 0.3%
NRG Energy, Inc. 2.75%, 6/1/2048	9,845,000	10,627,874
ELECTRONICS — 0.4%
Itron, Inc. Zero Coupon, 3/15/2026	7,285,000	5,800,171
Vishay Intertechnology, Inc. 2.25%, 6/15/2025	7,706,000	7,301,204
		13,101,375
ENERGY-ALTERNATE SOURCES — 1.9%
Array Technologies, Inc. 1.00%, 12/1/2028 (b)	6,425,000	4,510,222
Enphase Energy, Inc.:
Zero Coupon, 3/1/2026	10,270,000	10,083,086
Zero Coupon, 3/1/2028	9,735,000	9,639,208
NextEra Energy Partners L.P.:
Zero Coupon, 6/15/2024 (b)	9,005,000	8,638,406
Zero Coupon, 11/15/2025 (b)	9,290,000	9,579,662
SolarEdge Technologies, Inc. Zero Coupon, 9/15/2025 (a)	10,830,000	13,018,418
Stem, Inc. 0.50%, 12/1/2028 (b)	7,812,000	4,698,918
SunPower Corp. 4.00%, 1/15/2023	6,970,000	7,056,776
Sunrun, Inc. Zero Coupon, 2/1/2026 (a)	6,600,000	4,751,868
		71,976,564
Security Description	Principal Amount	Value
ENTERTAINMENT — 1.5%
Cinemark Holdings, Inc. 4.50%, 8/15/2025	$ 7,780,000	$ 10,017,295
DraftKings, Inc. Zero Coupon, 3/15/2028	20,575,000	12,413,103
Live Nation Entertainment, Inc.:
2.00%, 2/15/2025	7,069,000	7,415,169
2.50%, 3/15/2023	8,925,000	11,466,483
Marriott Vacations Worldwide Corp. Zero Coupon, 1/15/2026	9,500,000	8,698,580
Vail Resorts, Inc. Zero Coupon, 1/1/2026 (a)	9,070,000	7,915,933
		57,926,563
FOOD — 0.2%
Beyond Meat Inc Zero Coupon, 3/15/2027 (a)	18,770,000	7,145,551
HEALTH CARE PRODUCTS — 2.9%
Envista Holdings Corp. 2.38%, 6/1/2025	8,595,000	16,433,640
Exact Sciences Corp.:
0.38%, 3/15/2027	12,215,000	9,027,984
0.38%, 3/1/2028	24,058,000	16,561,768
1.00%, 1/15/2025 (a)	1,270,000	1,176,198
Haemonetics Corp. Zero Coupon, 3/1/2026	7,705,000	6,064,220
Insulet Corp. 0.38%, 9/1/2026	12,819,000	14,697,240
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	9,575,000	9,003,756
Novocure, Ltd. Zero Coupon, 11/1/2025	9,880,000	8,605,974
NuVasive, Inc.:
0.38%, 3/15/2025	6,574,000	5,888,266
1.00%, 6/1/2023	7,773,000	7,504,365
Omnicell, Inc. 0.25%, 9/15/2025	9,595,000	12,223,454
SmileDirectClub, Inc. Zero Coupon, 2/1/2026 (b)	14,295,000	2,268,617
		109,455,482
HEALTH CARE SERVICES — 0.7%
Invitae Corp. 2.00%, 9/1/2024	5,771,000	4,547,779
Oak Street Health, Inc. Zero Coupon, 3/15/2026	15,480,000	11,052,410
Teladoc Health, Inc. 1.25%, 6/1/2027	16,306,000	12,140,306
		27,740,495
HOME BUILDERS — 0.2%
LCI Industries 1.13%, 5/15/2026 (a)	7,200,000	6,492,672

See accompanying notes to financial statements.
178

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
INTERNET — 18.8%
Airbnb, Inc. Zero Coupon, 3/15/2026	$ 33,185,000	$ 27,477,180
Booking Holdings, Inc. 0.75%, 5/1/2025 (a)	14,012,000	16,636,868
Etsy, Inc.:
0.13%, 10/1/2026	10,545,000	11,974,375
0.13%, 9/1/2027 (a)	10,765,000	8,311,441
Expedia Group, Inc. Zero Coupon, 2/15/2026	16,150,000	14,586,680
Farfetch, Ltd. 3.75%, 5/1/2027	6,895,000	6,100,075
Fiverr International, Ltd. Zero Coupon, 11/1/2025 (a)	7,095,000	5,416,749
Hello Group, Inc. 1.25%, 7/1/2025	11,797,000	10,911,163
iQIYI, Inc.:
2.00%, 4/1/2025	19,004,000	15,325,396
4.00%, 12/15/2026	15,405,000	10,252,798
JOYY, Inc.:
0.75%, 6/15/2025	8,120,000	7,327,001
1.38%, 6/15/2026	8,245,000	6,954,575
Lyft, Inc. 1.50%, 5/15/2025	12,800,000	10,960,384
Magnite, Inc. 0.25%, 3/15/2026	6,536,000	4,925,660
Mandiant, Inc. 0.88%, 6/1/2024	9,481,000	10,329,170
Match Group Financeco 2, Inc. 0.88%, 6/15/2026 (b)	8,805,000	9,233,715
Match Group Financeco 3, Inc. 2.00%, 1/15/2030 (b)	9,770,000	10,656,334
MercadoLibre, Inc. 2.00%, 8/15/2028	7,196,000	11,716,455
NortonLifeLock, Inc. 2.00%, 8/15/2022	8,677,000	9,381,225
Okta, Inc.:
0.13%, 9/1/2025	17,105,000	15,220,200
0.38%, 6/15/2026	18,713,000	15,685,424
Opendoor Technologies, Inc. 0.25%, 8/15/2026 (b)	16,200,000	9,304,146
Palo Alto Networks, Inc.:
0.38%, 6/1/2025	32,590,000	55,901,627
0.75%, 7/1/2023	28,125,000	52,905,094
Perficient, Inc. 0.13%, 11/15/2026 (b)	6,381,000	5,188,391
Pinduoduo, Inc. Zero Coupon, 12/1/2025	33,106,000	29,070,379
Q2 Holdings, Inc. 0.13%, 11/15/2025	5,425,000	4,356,872
Sea, Ltd.:
0.25%, 9/15/2026	47,450,000	34,631,383
2.38%, 12/1/2025 (a)	18,531,000	20,678,372
Security Description	Principal Amount	Value
Shopify, Inc. 0.13%, 11/1/2025	$ 14,660,000	$ 12,285,080
Snap, Inc.:
0.13%, 3/1/2028 (b)	25,925,000	18,112,242
0.25%, 5/1/2025	5,110,000	5,059,820
0.75%, 8/1/2026	14,200,000	13,623,906
Spotify USA, Inc. Zero Coupon, 3/15/2026	24,540,000	19,403,287
TechTarget, Inc. Zero Coupon, 12/15/2026 (b)	6,728,000	5,412,138
Twitter, Inc.:
Zero Coupon, 3/15/2026	23,625,000	21,006,641
0.25%, 6/15/2024	18,789,000	18,490,819
Uber Technologies, Inc. Zero Coupon, 12/15/2025 (a)	19,075,000	15,243,214
Upwork, Inc. 0.25%, 8/15/2026 (b)	9,364,000	7,217,116
Vnet Group, Inc. Zero Coupon, 2/1/2026	9,815,000	7,982,540
Wayfair, Inc.:
0.63%, 10/1/2025	24,333,000	16,261,257
1.00%, 8/15/2026 (a)	15,820,000	10,272,559
Wayfair, Inc. 1.13%, 11/1/2024	9,984,000	8,055,690
Weibo Corp. 1.25%, 11/15/2022	14,674,000	14,446,846
Wix.com, Ltd.:
Zero Coupon, 7/1/2023	5,838,000	5,541,371
Zero Coupon, 8/15/2025	9,322,000	7,539,074
Zendesk, Inc. 0.63%, 6/15/2025	18,715,000	18,089,358
Zillow Group, Inc.:
0.75%, 9/1/2024	9,235,000	9,614,743
1.38%, 9/1/2026	9,420,000	9,483,491
2.75%, 5/15/2025	8,777,000	8,250,556
		702,810,880
INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp. 4.63%, 3/1/2024 (a)	6,753,000	7,047,836
IRON/STEEL — 0.2%
United States Steel Corp. 5.00%, 11/1/2026	5,666,000	8,880,435
LEISURE TIME — 2.0%
Carnival Corp. 5.75%, 4/1/2023	8,650,000	9,704,089
NCL Corp., Ltd.:
1.13%, 2/15/2027 (b)	18,468,000	11,847,222
2.50%, 2/15/2027 (b)	7,229,000	4,969,215
5.38%, 8/1/2025	7,725,000	7,464,204
Peloton Interactive, Inc. Zero Coupon, 2/15/2026	16,425,000	10,535,980

See accompanying notes to financial statements.
179

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Royal Caribbean Cruises, Ltd.:
2.88%, 11/15/2023 (a)	$ 9,345,000	$ 8,481,429
4.25%, 6/15/2023	18,758,000	17,937,525
Virgin Galactic Holdings, Inc. 2.50%, 2/1/2027 (b)	6,697,000	4,305,769
		75,245,433
LODGING — 0.5%
Huazhu Group, Ltd.:
0.38%, 11/1/2022	8,235,000	8,362,066
3.00%, 5/1/2026	8,121,000	9,606,575
		17,968,641
MACHINERY-DIVERSIFIED — 0.4%
Middleby Corp. 1.00%, 9/1/2025	12,179,000	13,783,218
MEDIA — 4.8%
Cable One, Inc. Zero Coupon, 3/15/2026	9,555,000	7,882,493
DISH Network Corp.:
Zero Coupon, 12/15/2025	30,450,000	21,388,993
2.38%, 3/15/2024 (a)	15,017,000	13,208,953
3.38%, 8/15/2026	52,077,000	34,915,545
Liberty Broadband Corp.:
1.25%, 9/30/2050 (b)	13,400,000	12,550,574
2.75%, 9/30/2050 (b)	10,126,000	9,644,104
Liberty Interactive LLC:
1.75%, 9/30/2046 (b)	5,422,000	7,600,831
3.75%, 2/15/2030	7,990,000	3,692,259
4.00%, 11/15/2029	7,657,000	3,609,433
Liberty Latin America, Ltd. 2.00%, 7/15/2024	6,389,000	5,508,021
Liberty Media Corp.:
0.50%, 12/1/2050 (b)	14,020,000	15,659,359
1.38%, 10/15/2023	15,702,000	18,505,278
2.13%, 3/31/2048 (b)	6,743,000	6,521,290
2.75%, 12/1/2049 (b)	9,470,000	8,831,722
Liberty Media Corp.-Liberty Formula One 1.00%, 1/30/2023	6,367,000	10,992,816
		180,511,671
MINING — 0.3%
MP Materials Corp. 0.25%, 4/1/2026 (b)	11,505,000	11,271,794
OIL & GAS — 1.8%
EQT Corp. 1.75%, 5/1/2026	8,185,000	19,663,235
Pioneer Natural Resources Co. 0.25%, 5/15/2025	21,998,000	47,589,593
		67,252,828
PHARMACEUTICALS — 3.2%
Aphria, Inc. 5.25%, 6/1/2024 (b)	4,035,000	3,659,463
Security Description	Principal Amount	Value
Ascendis Pharma A/S 2.25%, 4/1/2028 (b)	$ 9,908,000	$ 8,965,848
Dexcom, Inc. 0.25%, 11/15/2025 (a)	19,585,000	17,964,145
DexCom, Inc. 0.75%, 12/1/2023	12,730,000	23,461,772
Herbalife Nutrition, Ltd. 2.63%, 3/15/2024	8,955,000	7,968,965
Jazz Investments I, Ltd.:
1.50%, 8/15/2024	9,463,000	9,347,173
2.00%, 6/15/2026	16,390,000	19,253,661
Pacira BioSciences, Inc. 0.75%, 8/1/2025	6,930,000	7,215,932
Sarepta Therapeutics, Inc. 1.50%, 11/15/2024	9,950,000	12,543,467
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023	6,875,000	6,643,588
Tilray, Inc. 5.00%, 10/1/2023	4,287,000	3,922,605
		120,946,619
REAL ESTATE — 0.3%
Redfin Corp.:
Zero Coupon, 10/15/2025 (a)	10,995,000	6,377,100
0.50%, 4/1/2027	9,495,000	4,417,644
		10,794,744
REAL ESTATE INVESTMENT TRUSTS — 0.3%
Pebblebrook Hotel Trust 1.75%, 12/15/2026	12,215,000	11,089,021
RETAIL — 0.9%
Burlington Stores, Inc. 2.25%, 4/15/2025	8,555,000	8,551,407
Dick's Sporting Goods, Inc. 3.25%, 4/15/2025	7,830,000	18,706,339
National Vision Holdings, Inc. 2.50%, 5/15/2025	7,065,000	7,953,212
		35,210,958
SEMICONDUCTORS — 1.8%
MACOM Technology Solutions Holdings, Inc. 0.25%, 3/15/2026	6,020,000	5,296,637
Microchip Technology, Inc. 0.13%, 11/15/2024 (a)	10,907,000	10,907,436
ON Semiconductor Corp. Zero Coupon, 5/1/2027	13,160,000	15,157,820
Silicon Laboratories, Inc. 0.63%, 6/15/2025	8,734,000	11,308,172
Wolfspeed, Inc.:
0.25%, 2/15/2028 (b)	12,220,000	10,132,457
1.75%, 5/1/2026	9,585,000	14,736,842
		67,539,364

See accompanying notes to financial statements.
180

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
SOFTWARE — 15.4%
8x8, Inc. 0.50%, 2/1/2024 (a)	$ 8,620,000	$ 7,373,289
Akamai Technologies, Inc.:
0.13%, 5/1/2025	19,276,000	21,137,676
0.38%, 9/1/2027	18,547,000	18,404,745
Alteryx, Inc.:
0.50%, 8/1/2024	6,170,000	5,440,706
1.00%, 8/1/2026	7,196,000	5,711,537
Avalara, Inc. 0.25%, 8/1/2026 (b)	15,975,000	12,475,676
Avaya Holdings Corp. 2.25%, 6/15/2023	6,083,000	5,844,668
Bandwidth, Inc. 0.25%, 3/1/2026	6,484,000	4,507,612
Bentley Systems, Inc.:
0.13%, 1/15/2026	11,270,000	9,792,165
0.38%, 7/1/2027 (b)	9,700,000	7,580,065
Bilibili, Inc.:
0.50%, 12/1/2026 (b)	22,717,000	16,128,616
1.25%, 6/15/2027	13,362,000	14,056,022
1.38%, 4/1/2026	7,115,000	9,027,370
Bill.com Holdings, Inc.:
Zero Coupon, 12/1/2025	18,685,000	18,915,760
Zero Coupon, 4/1/2027 (a) (b)	9,399,000	7,304,151
Blackline, Inc.:
Zero Coupon, 3/15/2026 (a)	19,006,000	15,219,435
0.13%, 8/1/2024	3,733,000	4,121,045
Ceridian HCM Holding, Inc. 0.25%, 3/15/2026	9,230,000	7,353,172
Cloudflare, Inc. Zero Coupon, 8/15/2026 (b)	21,400,000	16,685,152
Confluent, Inc. Zero Coupon, 1/15/2027 (b)	17,540,000	12,831,212
Coupa Software, Inc.:
0.13%, 6/15/2025	12,993,000	10,848,505
0.38%, 6/15/2026 (a)	22,979,000	17,353,741
Datadog, Inc. 0.13%, 6/15/2025	12,278,000	15,628,543
DigitalOcean Holdings, Inc. Zero Coupon, 12/1/2026 (b)	25,031,000	18,840,583
DocuSign, Inc. Zero Coupon, 1/15/2024	11,447,000	10,554,706
Dropbox, Inc.:
Zero Coupon, 3/1/2026	10,565,000	9,526,883
Zero Coupon, 3/1/2028	12,380,000	10,920,274
Everbridge, Inc.:
Zero Coupon, 3/15/2026 (a)	6,786,000	5,509,214
0.13%, 12/15/2024	7,297,000	6,364,589
Fastly Inc Zero Coupon, 3/15/2026	11,945,000	8,757,477
Security Description	Principal Amount	Value
Five9, Inc. 0.50%, 6/1/2025 (a)	$ 12,738,000	$ 12,514,066
Guidewire Software, Inc. 1.25%, 3/15/2025	6,175,000	5,784,555
HubSpot, Inc. 0.38%, 6/1/2025 (a)	7,221,000	9,241,075
Jamf Holding Corp. 0.13%, 9/1/2026 (b)	6,184,000	5,254,669
LivePerson, Inc. Zero Coupon, 12/15/2026	8,435,000	6,145,994
MicroStrategy, Inc.:
Zero Coupon, 2/15/2027	16,735,000	7,466,320
0.75%, 12/15/2025 (a)	10,910,000	6,606,114
MongoDB, Inc. 0.25%, 1/15/2026	18,771,000	26,452,093
New Relic, Inc. 0.50%, 5/1/2023	8,410,000	8,146,178
Nutanix, Inc. 0.25%, 10/1/2027 (b)	8,790,000	6,098,678
Pegasystems, Inc. 0.75%, 3/1/2025	9,925,000	8,002,825
Porch Group, Inc. 0.75%, 9/15/2026 (b)	6,329,000	3,334,624
RingCentral, Inc.:
Zero Coupon, 3/1/2025	15,954,000	13,153,754
Zero Coupon, 3/15/2026	11,055,000	8,313,581
Sailpoint Technologies Holdings, Inc. 0.13%, 9/15/2024	6,401,000	14,232,111
Splunk, Inc.:
0.50%, 9/15/2023	12,343,000	11,832,617
1.13%, 9/15/2025	15,121,000	14,229,617
1.13%, 6/15/2027	20,080,000	16,668,408
Tyler Technologies, Inc. 0.25%, 3/15/2026 (a)	9,722,000	9,167,457
Unity Software, Inc. Zero Coupon, 11/15/2026 (b)	28,371,000	21,156,255
Workday, Inc. 0.25%, 10/1/2022	18,656,000	19,511,378
Ziff Davis, Inc. 1.75%, 11/1/2026 (b)	8,979,000	8,672,367
		576,199,325
TELECOMMUNICATIONS — 0.4%
Infinera Corp. 2.13%, 9/1/2024	7,055,000	6,508,943
Nice, Ltd. Zero Coupon, 9/15/2025 (a)	7,236,000	7,122,901
		13,631,844

See accompanying notes to financial statements.
181

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
TRANSPORTATION — 0.1%
CryoPort, Inc. 0.75%, 12/1/2026 (b)	$ 5,978,000	$ 4,605,690
TOTAL CORPORATE BONDS & NOTES (Cost $3,674,435,683)		2,843,742,254
	Shares
COMMON STOCKS — 0.1%
ENTERTAINMENT — 0.0% (c)
Take-Two Interactive Software, Inc. (d)	557	68,249
MEDIA — 0.1%
Gannett Co., Inc. (d)	1,000,000	2,900,000
TOTAL COMMON STOCKS (Cost $5,781,403)		2,968,249
CONVERTIBLE BONDS — 3.4%
AIRLINES — 0.2%
JetBlue Airways Corp.	11,965,000	8,761,850
BANKS — 0.2%
BofA Finance LLC	7,950,000	8,064,480
CAPITAL MARKETS — 0.4%
Coinbase Global, Inc.	23,105,000	12,881,962
DIVERSIFIED FINANCIAL SERVICES — 0.1%
JPMorgan Chase Financial Co. LLC	1,985,000	2,084,250
HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
CONMED Corp.	12,885,000	12,071,827
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Ormat Technologies, Inc.	6,932,000	7,389,373
Sunnova Energy International, Inc.	9,470,000	7,423,912
		14,813,285
INTERACTIVE MEDIA & SERVICES — 0.4%
fuboTV, Inc.	6,805,000	2,163,378
Snap, Inc.	18,368,000	13,018,136
		15,181,514
INTERNET & DIRECT MARKETING RETAIL — 0.3%
Etsy, Inc.	16,675,000	12,098,546
MACHINERY — 0.3%
Greenbrier Cos., Inc.	6,245,000	5,796,921
John Bean Technologies Corp.	6,150,000	5,709,230
		11,506,151
REAL ESTATE — 0.1%
Realogy Group LLC/Realogy Co.-Issuer Corp. (a)	6,665,000	4,899,308
SOFTWARE — 0.6%
Envestnet, Inc.	8,265,000	7,097,817
InterDigital, Inc. (b)	7,409,000	7,542,806
Security Description	Shares	Value
Progress Software Corp.	6,035,000	$ 5,829,569
		20,470,192
SPECIALTY RETAIL — 0.1%
Vroom, Inc.	9,970,000	2,906,853
TOTAL CONVERTIBLE BONDS (Cost $175,862,836)		125,740,218
PREFERRED STOCKS — 9.9%
BANKS — 3.8%
Bank of America Corp. 7.25% 12/31/2049	51,228	61,704,126
Wells Fargo & Co. 7.50% 12/31/2049	65,749	79,918,567
		141,622,693
BUILDING PRODUCTS — 0.6%
ArcelorMittal SA 5.50% 5/18/2023 (Cost $23,984,005)	402,962	21,788,155
CAPITAL MARKETS — 0.6%
KKR & Co., Inc. 6.00% 9/15/2023 (Cost $28,997,886)(a)	375,444	21,952,211
CONSTRUCTION & ENGINEERING — 0.3%
Fluor Corp. 6.50% (Cost $9,306,800)	8,425	10,233,174
DIVERSIFIED FINANCIAL SERVICES — 0.1%
AMG Capital Trust II 5.15% 10/15/2037 (Cost $6,827,096)	111,648	5,582,400
ELECTRIC UTILITIES — 0.4%
American Electric Power Co., Inc. 6.13% 8/15/2023 (Cost $14,818,219)(a)	281,820	15,218,280
GAS UTILITIES — 0.4%
NiSource, Inc. 7.75% 3/1/2024 (Cost $16,425,649)(a)	147,825	16,810,659
HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Danaher Corp. 5.00% 4/15/2023 (Cost $41,473,401)(a)	28,160	37,261,594
PHARMACEUTICALS — 0.2%
Elanco Animal Health, Inc. 5.00% 2/1/2023 (Cost $9,423,771)	182,060	5,833,202

See accompanying notes to financial statements.
182

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Broadcom, Inc. 8.00% 9/30/2022 (Cost $76,107,191)	61,570	$ 92,548,945
TOTAL PREFERRED STOCKS (Cost $386,370,906)		368,851,313
CONVERTIBLE PREFERRED STOCKS — 10.2%
AUTO PARTS & EQUIPMENT — 0.5%
Aptiv PLC Series A, 5.50%, 6/15/2023	189,610	19,982,998
DIVERSIFIED FINANCIAL SERVICES — 0.3%
2020 Mandatory Exchangeable Trust 6.50%, 5/16/2023 (b)	11,415	9,738,127
ELECTRIC — 5.9%
AES Corp. 6.88%, 2/15/2024 (a)	181,575	15,675,370
Algonquin Power & Utilities Corp. 7.75%, 6/15/2024	377,055	16,499,927
CenterPoint Energy, Inc. 4.57%, 9/15/2029 (e)	270,171	12,575,379
DTE Energy Co. 6.25%, 11/1/2022 (a)	430,105	22,189,441
NextEra Energy, Inc.:
4.87%, 9/1/2022	471,755	26,564,524
5.28%, 3/1/2023	825,135	40,967,953
6.22%, 9/1/2023	663,335	32,602,915
PG&E Corp. 5.50%, 8/16/2023	264,175	25,255,130
Southern Co. Series 2019, 6.75%, 8/1/2022	573,305	30,373,699
		222,704,338
ELECTRONICS — 0.2%
II-VI, Inc. Series A, 6.00%, 7/1/2023	32,305	6,949,775
ENVIRONMENTAL CONTROL — 0.3%
GFL Environmental, Inc. 6.00%, 3/15/2023	191,690	11,388,303
HAND & MACHINE TOOLS — 0.2%
Stanley Black & Decker, Inc. 5.25%, 11/15/2022	104,100	7,015,299
Security Description	Shares	Value
HEALTH CARE PRODUCTS — 0.4%
Boston Scientific Corp. Series A, 5.50%, 6/1/2023	163,225	$ 16,557,544
MEDIA — 0.2%
Paramount Global Series A, 5.75%, 4/1/2024 (a)	164,705	6,502,553
METAL FABRICATE & HARDWARE — 0.2%
RBC Bearings, Inc. Series A, 5.00%, 10/15/2024	74,850	7,133,205
PHARMACEUTICALS — 0.6%
Becton Dickinson and Co. Series B, 6.00%, 6/1/2023 (a)	485,500	24,012,830
SOFTWARE — 0.4%
Clarivate PLC Series A, 5.25%, 6/1/2024	233,300	13,348,050
TELECOMMUNICATIONS — 1.0%
2020 Cash Mandatory Exchangeable Trust 5.25%, 6/1/2023 (b)	32,930	38,075,118
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $328,637,050)		383,408,140
SHORT-TERM INVESTMENTS — 6.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (f) (g)	73,292,268	73,284,939
State Street Navigator Securities Lending Portfolio II (h) (i)	159,777,913	159,777,913
TOTAL SHORT-TERM INVESTMENTS (Cost $233,067,243)		233,062,852
TOTAL INVESTMENTS — 105.8% (Cost $4,804,155,121)		3,957,773,026
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.8)%		(218,659,413)
NET ASSETS — 100.0%		$ 3,739,113,613
(a)	All or a portion of the shares of the security are on loan at June 30, 2022.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 14.9% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Non-income producing security.

See accompanying notes to financial statements.
183

SPDR BLOOMBERG CONVERTIBLE SECURITIES ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2022. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$2,843,742,254	$—	$2,843,742,254
Common Stocks	2,968,249	—	—	2,968,249
Convertible Bonds	—	125,740,218	—	125,740,218
Convertible Preferred Stocks	335,594,895	47,813,245	—	383,408,140
Preferred Stocks	363,268,913	5,582,400	—	368,851,313
Short-Term Investments	233,062,852	—	—	233,062,852
TOTAL INVESTMENTS	$934,894,909	$ 3,022,878,117	$—	$3,957,773,026

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
NextEra Energy, Inc.	937,835	$ 46,329,049	$ 13,674,180	$ 27,617,206	$1,173,420	$ —*	—	$ —*	$2,494,083
NextEra Energy, Inc.	1,022,135	50,043,730	18,330,570	28,233,623	2,624,688	—*	—	—*	2,618,080
NextEra Energy, Inc.	596,755	33,507,793	10,718,623	17,865,301	2,316,889	—*	—	—*	1,427,204
State Street Institutional Liquid Reserves Fund, Premier Class	65,260,023	65,279,601	807,742,780	799,731,369	(1,682)	(4,391)	73,292,268	73,284,939	42,665
State Street Navigator Securities Lending Portfolio II	320,117,599	320,117,599	1,445,036,146	1,605,375,832	—	—	159,777,913	159,777,913	2,068,365
Total		$515,277,772	$2,295,502,299	$2,478,823,331	$ 6,113,315	$(4,391)		$233,062,852	$8,650,397

(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended June 30, 2022.
*	As of June 30, 2022, no longer an affiliate.
See accompanying notes to financial statements.
184

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.0%
ADVERTISING — 0.9%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$ 4,712,000	$ 4,045,299
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a)	9,007,000	7,605,871
7.50%, 6/1/2029 (a)	7,028,000	5,077,730
7.75%, 4/15/2028 (a)	6,504,000	4,732,571
Lamar Media Corp.:
3.63%, 1/15/2031	3,874,000	3,170,482
3.75%, 2/15/2028	4,793,000	4,254,746
4.00%, 2/15/2030	3,582,000	3,033,094
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	3,308,000	2,638,725
4.63%, 3/15/2030 (a)	3,109,000	2,495,283
5.00%, 8/15/2027 (a)	4,459,000	3,900,377
Stagwell Global LLC 5.63%, 8/15/2029 (a)	7,222,000	5,792,911
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	7,583,000	5,991,783
		52,738,872
AEROSPACE & DEFENSE — 2.2%
Bombardier, Inc.:
6.00%, 2/15/2028 (a) (b)	4,613,000	3,460,996
7.13%, 6/15/2026 (a)	8,353,000	6,814,712
7.50%, 12/1/2024 (a)	6,220,000	5,834,733
7.88%, 4/15/2027 (a) (b)	12,901,000	10,737,760
F-Brasile SpA/F-Brasile US LLC Series XR, 7.38%, 8/15/2026 (a)	3,683,000	2,933,546
Howmet Aerospace, Inc.:
3.00%, 1/15/2029	4,608,000	3,816,207
6.88%, 5/1/2025	3,954,000	4,059,967
Moog, Inc. 4.25%, 12/15/2027 (a)	4,144,500	3,596,597
Rolls-Royce PLC 5.75%, 10/15/2027 (a)	6,406,000	5,803,900
Spirit AeroSystems, Inc.:
4.60%, 6/15/2028 (b)	3,758,000	2,800,913
5.50%, 1/15/2025 (a)	3,823,000	3,555,963
7.50%, 4/15/2025 (a)	8,101,000	7,570,303
TransDigm, Inc.:
4.63%, 1/15/2029	7,530,000	6,062,177
4.88%, 5/1/2029	5,238,000	4,257,970
5.50%, 11/15/2027	17,583,000	14,972,804
6.25%, 3/15/2026 (a)	28,734,000	27,765,952
7.50%, 3/15/2027	4,522,000	4,266,824
8.00%, 12/15/2025 (a)	7,737,000	7,837,658
Security Description	Principal Amount	Value
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	$ 4,013,000	$ 3,585,575
8.88%, 6/1/2024 (a)	4,563,000	4,591,291
		134,325,848
AGRICULTURE — 0.2%
Darling Ingredients, Inc.:
5.25%, 4/15/2027 (a)	3,094,000	3,000,283
6.00%, 6/15/2030 (a)	2,443,000	2,436,721
Vector Group, Ltd.:
5.75%, 2/1/2029 (a)	5,747,000	4,785,067
10.50%, 11/1/2026 (a)	4,693,000	4,428,456
		14,650,527
AIRLINES — 2.0%
Air Canada 3.88%, 8/15/2026 (a)	7,588,000	6,440,618
American Airlines Group, Inc. 3.75%, 3/1/2025 (a) (b)	3,168,000	2,669,674
American Airlines, Inc. 11.75%, 7/15/2025 (a)	18,643,000	19,295,319
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/2026 (a)	22,813,024	21,017,867
5.75%, 4/20/2029 (a)	20,776,376	17,738,870
Delta Air Lines, Inc.:
2.90%, 10/28/2024	5,802,000	5,375,611
3.75%, 10/28/2029 (b)	4,645,000	3,674,659
3.80%, 4/19/2023	853,000	848,880
4.38%, 4/19/2028 (b)	3,146,000	2,689,830
7.38%, 1/15/2026 (b)	7,338,000	7,327,874
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. 5.75%, 1/20/2026 (a)	7,685,541	6,887,167
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd. 8.00%, 9/20/2025 (a)	3,604,152	3,706,762
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	13,111,000	11,628,408
4.63%, 4/15/2029 (a)	12,893,000	10,933,135
		120,234,674
APPAREL — 0.1%
Levi Strauss & Co. 3.50%, 3/1/2031 (a) (b)	1,964,000	1,609,675
William Carter Co. 5.63%, 3/15/2027 (a)	3,559,000	3,335,388
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a) (b)	4,697,000	3,765,960
		8,711,023
AUTO MANUFACTURERS — 2.6%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	6,389,000	5,127,811
5.88%, 6/1/2029 (a)	3,630,000	3,373,105

See accompanying notes to financial statements.
185

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Aston Martin Capital Holdings, Ltd. 10.50%, 11/30/2025 (a) (b)	$ 8,477,000	$ 7,746,876
Ford Motor Co.:
3.25%, 2/12/2032	11,493,000	8,590,788
9.00%, 4/22/2025	5,464,000	5,858,774
Ford Motor Credit Co. LLC:
2.30%, 2/10/2025	7,870,000	7,067,575
2.70%, 8/10/2026	3,641,000	3,104,135
2.90%, 2/16/2028	4,204,000	3,389,937
2.90%, 2/10/2029	3,917,000	3,070,928
3.37%, 11/17/2023	5,329,000	5,192,524
3.38%, 11/13/2025	11,257,000	10,135,015
3.63%, 6/17/2031	5,550,000	4,299,363
3.82%, 11/2/2027	4,429,000	3,790,073
4.00%, 11/13/2030	8,120,500	6,583,614
4.06%, 11/1/2024	7,935,000	7,540,869
4.13%, 8/17/2027	7,670,000	6,753,205
4.27%, 1/9/2027	5,734,000	5,136,001
4.54%, 8/1/2026	4,513,000	4,126,236
4.69%, 6/9/2025	3,253,000	3,112,275
4.95%, 5/28/2027	8,355,000	7,753,941
5.11%, 5/3/2029	7,943,000	7,117,564
5.13%, 6/16/2025	9,936,000	9,494,742
5.58%, 3/18/2024	7,874,000	7,823,764
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a)	2,940,000	2,147,023
5.50%, 7/15/2029 (a)	5,010,000	3,721,979
5.88%, 1/15/2028 (a)	4,551,000	3,473,141
7.75%, 10/15/2025 (a)	5,070,000	4,699,839
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	3,695,000	3,548,567
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	4,698,000	3,955,998
		157,735,662
AUTO PARTS & EQUIPMENT — 0.9%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a)	60	53
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	3,743,000	2,997,769
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a)	5,099,000	4,914,416
8.50%, 5/15/2027 (a) (b)	12,365,000	11,960,788
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	3,441,000	2,972,233
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	4,990,000	3,670,644
Goodyear Tire & Rubber Co.:
5.00%, 7/15/2029 (b)	5,221,000	4,351,704
5.25%, 4/30/2031 (b)	3,416,000	2,777,618
5.25%, 7/15/2031 (b)	4,037,000	3,266,942
Security Description	Principal Amount	Value
9.50%, 5/31/2025 (b)	$ 5,272,000	$ 5,453,251
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a) (b)	3,215,000	2,442,210
Tenneco, Inc.:
5.13%, 4/15/2029 (a)	4,546,000	4,275,968
7.88%, 1/15/2029 (a)	5,344,000	5,175,824
		54,259,420
BANKS — 0.9%
Deutsche Bank AG:
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2027 (c)	7,112,000	6,121,156
SOFR + 2.26%, 3.74%, 1/7/2033 (c)	7,560,000	5,589,335
SOFR + 2.76%, 3.73%, 1/14/2032 (c)	7,928,000	5,947,903
SOFR + 5.44%, 5.88%, 7/8/2031 (c)	4,523,000	4,135,469
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	5,128,000	3,808,002
7.63%, 5/1/2026 (a) (b)	4,262,000	3,354,663
8.25%, 4/15/2025 (a)	3,955,000	3,341,975
Intesa Sanpaolo SpA 1 year CMT + 2.60%, 4.20%, 6/1/2032 (a) (c)	5,051,000	3,726,072
UniCredit SpA:
5 Year CMT + 4.75%, 5.46%, 6/30/2035 (a) (c)	9,774,000	7,917,233
5 Year USD ICE Swap + 3.70%, 5.86%, 6/19/2027 (a) (c)	6,526,000	5,767,026
5 Year USD ISDA + 4.91%, 7.30%, 4/2/2034 (a) (c)	8,001,000	7,340,998
		57,049,832
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	4,236,000	3,458,228
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a) (b)	5,501,000	3,909,671
		7,367,899
BIOTECHNOLOGY — 0.1%
Grifols Escrow Issuer SA 4.75%, 10/15/2028 (a)	4,626,000	4,012,269
BUILDING MATERIALS — 1.1%
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	7,710,000	5,891,288
5.00%, 3/1/2030 (a)	4,643,000	3,941,675
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	4,308,000	2,774,697
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	3,890,000	2,811,809
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	3,027,000	2,694,756

See accompanying notes to financial statements.
186

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Griffon Corp. 5.75%, 3/1/2028	$ 6,333,500	$ 5,749,171
Masonite International Corp. 5.38%, 2/1/2028 (a)	3,386,000	3,054,240
Miwd Holdco Ii LLC/Miwd Finance Corp. 5.50%, 2/1/2030 (a)	3,334,000	2,760,485
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	3,691,000	3,078,921
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	3,661,000	2,887,174
SRM Escrow Issuer LLC 6.00%, 11/1/2028 (a)	7,349,000	6,283,322
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	7,160,250	5,256,053
4.38%, 7/15/2030 (a)	10,212,000	8,077,284
4.75%, 1/15/2028 (a)	6,417,400	5,486,877
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 1/15/2029 (a)	3,519,000	3,105,060
Victors Merger Corp. 6.38%, 5/15/2029 (a) (b)	4,616,000	2,903,695
		66,756,507
CHEMICALS — 1.7%
ASP Unifrax Holdings, Inc. 5.25%, 9/30/2028 (a)	4,302,000	3,437,427
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a) (b)	2,549,000	2,081,972
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027 (a) (b)	4,906,000	4,377,378
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a)	3,712,000	3,061,286
Chemours Co.:
4.63%, 11/15/2029 (a)	4,280,000	3,369,173
5.75%, 11/15/2028 (a)	5,018,000	4,276,038
Consolidated Energy Finance SA 5.63%, 10/15/2028 (a)	3,926,000	3,152,539
CVR Partners L.P./CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	2,996,000	2,743,947
Diamond BC B.V. 4.63%, 10/1/2029 (a) (b)	3,054,000	2,441,704
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	5,098,000	4,215,842
EverArc Escrow SARL 5.00%, 10/30/2029 (a)	2,419,000	2,027,316
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	2,994,000	2,515,020
Ingevity Corp. 3.88%, 11/1/2028 (a) (b)	2,905,000	2,432,647
Security Description	Principal Amount	Value
Methanex Corp.:
5.13%, 10/15/2027	$ 5,125,000	$ 4,559,405
5.25%, 12/15/2029 (b)	4,577,000	3,866,650
Olin Corp.:
5.00%, 2/1/2030 (b)	3,625,000	3,138,307
5.13%, 9/15/2027	6,000	5,523
5.63%, 8/1/2029	4,311,000	3,842,481
Olympus Water US Holding Corp. 4.25%, 10/1/2028 (a)	5,438,000	4,264,969
PMHC II, Inc. 9.00%, 2/15/2030 (a) (b)	5,317,000	3,772,943
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	1,099,000	1,024,103
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	258	218
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a) (b)	6,522,000	5,437,978
6.63%, 5/1/2029 (a)	4,732,000	3,797,667
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	5,011,000	4,059,962
TPC Group, Inc. 10.50%, 8/1/2024 (a) (d)	2,307,000	1,261,122
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a)	4,099,000	3,497,226
Tronox, Inc. 4.63%, 3/15/2029 (a)	7,784,000	6,291,184
Valvoline, Inc.:
3.63%, 6/15/2031 (a)	3,996,000	3,209,148
4.25%, 2/15/2030 (a)	3,631,000	3,030,142
WR Grace & Co-Conn 4.88%, 6/15/2027 (a)	158,000	136,217
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	3,506,970	3,051,274
5.63%, 8/15/2029 (a)	8,053,000	5,941,342
		104,320,150
COAL — 0.0% (e)
Peabody Energy Corp. 6.38%, 3/31/2025 (a)	40,000	38,837
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	2,926,000	2,385,977
		2,424,814
COMMERCIAL SERVICES — 4.7%
ADT Security Corp. 4.13%, 8/1/2029 (a)	7,212,000	5,921,773
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	5,220,000	4,490,348

See accompanying notes to financial statements.
187

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	$ 6,636,000	$ 4,832,733
6.63%, 7/15/2026 (a)	12,582,500	11,538,907
9.75%, 7/15/2027 (a)	7,219,500	6,109,791
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l 4.63%, 6/1/2028 (a)	12,324,000	10,167,079
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	2,265,000	2,074,808
Aptim Corp. 7.75%, 6/15/2025 (a)	2,340,000	1,596,067
APX Group, Inc.:
5.75%, 7/15/2029 (a) (b)	5,885,000	4,569,055
6.75%, 2/15/2027 (a) (b)	4,284,000	4,023,361
ASGN, Inc. 4.63%, 5/15/2028 (a)	3,822,000	3,288,831
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a) (b)	3,256,000	2,705,443
5.38%, 3/1/2029 (a) (b)	3,169,000	2,651,312
Block, Inc.:
2.75%, 6/1/2026 (a)	5,667,000	5,036,943
3.50%, 6/1/2031 (a) (b)	5,666,000	4,548,438
Brink's Co. 4.63%, 10/15/2027 (a)	3,590,000	3,198,367
Cimpress PLC 7.00%, 6/15/2026 (a)	5,195,000	4,141,298
CoreCivic, Inc. 8.25%, 4/15/2026	4,278,000	4,172,676
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	4,922,000	3,836,404
Deluxe Corp. 8.00%, 6/1/2029 (a)	4,430,000	3,629,012
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	3,598,000	3,091,833
6.00%, 6/1/2029 (a)	3,299,000	2,532,609
9.50%, 11/1/2027 (a)	4,089,000	3,757,750
Gartner, Inc.:
3.63%, 6/15/2029 (a)	3,876,000	3,342,352
3.75%, 10/1/2030 (a)	4,274,000	3,694,617
4.50%, 7/1/2028 (a)	5,104,000	4,644,130
Grand Canyon University 4.13%, 10/1/2024 (b)	3,095,000	2,944,150
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	4,150,000	3,632,661
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	8,783,000	8,038,553
Hertz Corp.:
4.63%, 12/1/2026 (a)	3,003,000	2,512,370
5.00%, 12/1/2029 (a)	6,609,000	5,090,516
IHS Markit, Ltd.:
4.25%, 5/1/2029	15,000	15,013
Security Description	Principal Amount	Value
4.75%, 2/15/2025 (a)	$ 20,000	$ 19,861
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	4,884,000	3,913,647
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a)	7,281,000	6,487,735
5.75%, 11/1/2028 (a) (b)	9,641,000	8,004,055
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	6,386,000	5,369,604
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 7/15/2029 (a)	4,190,000	3,793,752
4.75%, 7/15/2031 (a)	4,173,000	3,765,465
5.63%, 10/1/2028 (a)	6,649,000	6,172,799
5.88%, 10/1/2030 (a)	5,401,000	4,961,737
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a) (b)	3,979,000	3,153,755
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	6,046,000	5,024,831
5.25%, 4/15/2024 (a)	4,938,000	4,835,981
5.75%, 4/15/2026 (a)	8,404,000	7,879,254
6.25%, 1/15/2028 (a)	8,700,000	7,304,259
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	5,397,000	4,082,992
S&P Global, Inc. 4.25%, 5/1/2029 (a)	103,000	102,019
Sabre GLBL, Inc.:
7.38%, 9/1/2025 (a)	6,061,000	5,623,214
9.25%, 4/15/2025 (a)	3,716,000	3,588,132
Service Corp. International:
3.38%, 8/15/2030	5,619,000	4,635,675
4.00%, 5/15/2031	4,309,000	3,680,015
4.63%, 12/15/2027	2,822,000	2,654,486
5.13%, 6/1/2029	3,610,000	3,407,948
Sotheby's 7.38%, 10/15/2027 (a)	5,399,000	4,995,587
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	3,404,000	2,804,079
United Rentals North America, Inc.:
3.75%, 1/15/2032	4,776,000	3,927,305
3.88%, 2/15/2031 (b)	6,946,000	5,867,008
4.00%, 7/15/2030	4,416,000	3,772,236
4.88%, 1/15/2028	10,391,000	9,838,407
5.25%, 1/15/2030	4,991,000	4,632,397
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	7,779,000	7,563,600
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	4,985,000	4,698,363
WW International, Inc. 4.50%, 4/15/2029 (a) (b)	3,062,000	2,037,485

See accompanying notes to financial statements.
188

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a) (b)	$ 4,414,000	$ 3,720,207
		288,147,090
COMPUTERS — 1.2%
Booz Allen Hamilton, Inc.:
3.88%, 9/1/2028 (a)	4,198,000	3,714,348
4.00%, 7/1/2029 (a)	3,182,000	2,812,856
Condor Merger Sub, Inc. 7.38%, 2/15/2030 (a) (b)	11,672,000	9,487,702
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	3,778,000	3,146,658
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029 (b)	4,716,000	4,099,949
Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (a) (b)	4,478,000	3,131,868
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 7/15/2026 (a)	5,840,000	1,927,142
NCR Corp.:
5.00%, 10/1/2028 (a)	4,435,000	3,777,777
5.13%, 4/15/2029 (a)	7,721,000	6,546,096
5.75%, 9/1/2027 (a)	4,410,000	3,916,256
6.13%, 9/1/2029 (a) (b)	3,842,000	3,321,486
Presidio Holdings, Inc.:
4.88%, 2/1/2027 (a)	1,759,000	1,610,382
8.25%, 2/1/2028 (a)	6,138,000	5,402,484
Seagate HDD Cayman:
3.13%, 7/15/2029	2,994,000	2,362,955
3.38%, 7/15/2031	3,494,000	2,720,149
4.09%, 6/1/2029	3,355,000	2,867,384
4.13%, 1/15/2031	3,592,000	2,935,598
Vericast Corp. 11.00%, 9/15/2026 (a)	8,234,930	7,899,439
		71,680,529
CONSTRUCTION MATERIALS — 0.1%
Builders FirstSource, Inc. 6.38%, 6/15/2032 (a)	3,440,000	3,083,582
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a)	3,754,000	3,002,261
		6,085,843
COSMETICS/PERSONAL CARE — 0.4%
Coty, Inc.:
5.00%, 4/15/2026 (a)	7,516,000	6,898,410
6.50%, 4/15/2026 (a) (b)	3,516,000	3,241,154
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 4.75%, 1/15/2029 (a)	3,491,000	3,003,482
Security Description	Principal Amount	Value
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	$ 1,962,000	$ 1,629,500
5.50%, 6/1/2028 (a)	5,064,000	4,577,400
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a) (b)	3,829,000	2,455,385
		21,805,331
DISTRIBUTION & WHOLESALE — 0.4%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	2,463,000	2,125,397
Avient Corp. 5.75%, 5/15/2025 (a)	4,378,000	4,218,247
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	3,818,000	3,108,654
H&E Equipment Services Co. 3.88%, 12/15/2028 (a)	8,228,000	6,649,623
IAA, Inc. 5.50%, 6/15/2027 (a) (b)	2,616,000	2,436,124
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a) (b)	82,000	77,159
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	3,699,000	3,451,759
Wesco Aircraft Holdings Inc:
8.50%, 11/15/2024 (a)	74,000	37,064
9.00%, 11/15/2026 (a)	144,000	85,232
Wolverine Escrow LLC REGS, 13.13%, 11/15/2027 (a)	939,000	292,470
		22,481,729
DIVERSIFIED FINANCIAL SERVICES — 3.4%
AG Issuer LLC 6.25%, 3/1/2028 (a)	4,299,000	3,716,185
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a) (b)	6,732,000	4,205,615
3.63%, 10/1/2031 (a) (b)	6,330,000	3,540,875
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a)	7,429,000	4,658,652
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	5,171,500	4,883,706
Global Aircraft Leasing Co., Ltd. PIK, 6.50%, 9/15/2024 (a)	11,912,970	9,022,288
goeasy, Ltd. 5.38%, 12/1/2024 (a)	3,653,000	3,354,440
Home Point Capital, Inc. 5.00%, 2/1/2026 (a) (b)	3,780,000	2,607,066
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029 (a)	3,172,000	2,813,215
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 8/15/2028 (a)	7,020,000	5,857,628
LD Holdings Group LLC:
6.13%, 4/1/2028 (a) (b)	5,312,000	3,238,408

See accompanying notes to financial statements.
189

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
6.50%, 11/1/2025 (a)	$ 3,121,000	$ 2,126,837
LPL Holdings, Inc. 4.00%, 3/15/2029 (a)	6,155,000	5,294,469
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (a)	7,274,000	6,253,967
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (a)	3,463,000	2,591,709
5.50%, 8/15/2028 (a)	6,692,000	5,380,234
5.75%, 11/15/2031 (a)	3,781,000	2,890,801
6.00%, 1/15/2027 (a)	6,663,000	5,789,014
Navient Corp.:
4.88%, 3/15/2028	4,703,000	3,674,031
5.00%, 3/15/2027	4,840,000	3,992,274
5.50%, 3/15/2029	4,800,000	3,740,880
6.75%, 6/25/2025	1,398,000	1,278,052
6.75%, 6/15/2026	3,534,000	3,127,025
7.25%, 9/25/2023	330	328
NFP Corp.:
4.88%, 8/15/2028 (a)	5,095,000	4,367,842
6.88%, 8/15/2028 (a)	13,291,000	11,052,663
OneMain Finance Corp.:
3.50%, 1/15/2027	5,769,000	4,610,642
3.88%, 9/15/2028	3,759,000	2,876,462
4.00%, 9/15/2030 (b)	4,479,800	3,318,546
5.38%, 11/15/2029	5,489,000	4,450,865
5.63%, 3/15/2023	1,262,000	1,250,061
6.13%, 3/15/2024	8,783,000	8,389,785
6.63%, 1/15/2028	6,404,000	5,730,619
6.88%, 3/15/2025	8,369,000	7,910,295
7.13%, 3/15/2026	11,648,000	10,858,266
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	4,170,000	3,085,800
5.38%, 10/15/2025 (a)	4,586,000	4,028,526
5.75%, 9/15/2031 (a)	2,583,000	1,929,372
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.88%, 10/15/2026 (a)	7,410,000	6,141,556
3.63%, 3/1/2029 (a)	4,963,000	3,897,444
3.88%, 3/1/2031 (a)	7,606,000	5,724,047
4.00%, 10/15/2033 (a)	5,638,000	4,022,544
SLM Corp.:
3.13%, 11/2/2026	3,621,000	2,921,206
4.20%, 10/29/2025	3,092,000	2,817,214
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	6,292,000	5,401,745
5.50%, 4/15/2029 (a)	4,078,000	3,122,280
5.75%, 6/15/2027 (a)	3,681,000	2,950,763
VistaJet Malta Finance PLC/XO Management Holding, Inc. 6.38%, 2/1/2030 (a) (b)	6,590,000	5,274,834
		210,171,076
Security Description	Principal Amount	Value
ELECTRIC — 2.2%
Algonquin Power & Utilities Corp. 5 Year CMT + 3.25%, 4.75%, 1/18/2082 (c)	$ 3,682,000	$ 3,080,067
Calpine Corp.:
3.75%, 3/1/2031 (a)	4,376,000	3,563,246
4.50%, 2/15/2028 (a)	7,749,000	7,053,062
4.63%, 2/1/2029 (a)	4,352,000	3,615,032
5.00%, 2/1/2031 (a)	7,400,000	6,101,744
5.13%, 3/15/2028 (a)	9,172,500	8,134,356
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	6,064,000	4,917,540
4.75%, 3/15/2028 (a)	3,460,000	3,132,892
Drax Finco PLC 6.63%, 11/1/2025 (a) (b)	3,421,000	3,408,855
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA 5.38%, 12/30/2030 (a)	5,224,000	3,596,463
FirstEnergy Corp.:
2.65%, 3/1/2030	3,466,000	2,860,247
Series B, 4.40%, 7/15/2027	3,713,000	3,470,875
FirstEnergy Transmission LLC 2.87%, 9/15/2028 (a)	3,273,000	2,785,978
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a)	3,263,000	2,970,081
4.25%, 7/15/2024 (a)	4,709,000	4,509,762
4.25%, 9/15/2024 (a)	162,000	155,322
4.50%, 9/15/2027 (a)	3,229,500	2,991,066
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	2,705,000	2,186,181
3.63%, 2/15/2031 (a) (b)	6,951,000	5,469,881
3.88%, 2/15/2032 (a)	7,715,000	6,124,861
5.25%, 6/15/2029 (a)	4,737,000	4,231,846
5.75%, 1/15/2028 (a)	840	772
5.75%, 1/15/2028	4,407,000	4,051,003
Pattern Energy Operations L.P./Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	3,432,000	2,985,531
PG&E Corp.:
5.00%, 7/1/2028 (b)	6,225,000	5,350,450
5.25%, 7/1/2030	7,099,000	5,836,017
Pike Corp. 5.50%, 9/1/2028 (a)	3,620,000	2,896,579
Talen Energy Supply LLC 7.25%, 5/15/2027 (a) (d)	2,372,000	2,334,095
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a) (b)	8,162,000	6,856,488
5.00%, 7/31/2027 (a)	8,792,000	7,969,245
5.50%, 9/1/2026 (a)	7,731,000	7,295,049

See accompanying notes to financial statements.
190

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
5.63%, 2/15/2027 (a)	$ 8,694,000	$ 8,174,273
		138,108,859
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	5,521,000	4,237,588
4.75%, 6/15/2028 (a)	5,081,000	4,041,275
WESCO Distribution, Inc.:
7.13%, 6/15/2025 (a)	10,187,000	10,163,366
7.25%, 6/15/2028 (a)	8,497,000	8,401,239
		26,843,468
ELECTRONICS — 0.5%
II-VI, Inc. 5.00%, 12/15/2029 (a)	6,670,000	5,846,188
Imola Merger Corp. 4.75%, 5/15/2029 (a)	12,965,000	10,871,671
Sensata Technologies B.V. 4.00%, 4/15/2029 (a)	6,028,000	5,126,573
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	4,981,500	3,998,202
TTM Technologies, Inc. 4.00%, 3/1/2029 (a) (b)	3,092,000	2,602,629
		28,445,263
ENERGY-ALTERNATE SOURCES — 0.2%
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	4,903,000	4,739,093
TerraForm Power Operating LLC:
4.75%, 1/15/2030 (a)	4,542,000	3,892,358
5.00%, 1/31/2028 (a)	4,741,000	4,304,211
		12,935,662
ENGINEERING & CONSTRUCTION — 0.2%
Artera Services LLC 9.03%, 12/4/2025 (a)	7,077,057	5,714,228
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a) (b)	1,000,000	750,220
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	31,000	26,463
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	2,901,000	2,540,319
Fluor Corp. 4.25%, 9/15/2028 (b)	3,910,000	3,417,535
Signature Aviation US Holdings, Inc. 4.00%, 3/1/2028 (a)	138,000	135,385
TopBuild Corp. 4.13%, 2/15/2032 (a)	3,085,000	2,419,565
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	350,000	286,206
		15,289,921
Security Description	Principal Amount	Value
ENTERTAINMENT — 3.3%
Affinity Gaming 6.88%, 12/15/2027 (a)	$ 4,745,000	$ 3,989,643
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	4,119,000	2,128,617
AMC Entertainment Holdings, Inc.:
7.50%, 2/15/2029 (a)	6,404,000	5,416,439
10.00%, 6/15/2026 (a)	10,054,434	6,692,935
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	2,606,400	2,241,765
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	8,100,000	6,321,321
6.25%, 7/1/2025 (a)	22,461,000	21,647,912
8.13%, 7/1/2027 (a) (b)	12,205,000	11,768,793
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	6,561,000	6,287,538
CDI Escrow Issuer, Inc. 5.75%, 4/1/2030 (a)	7,644,000	6,956,422
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 5/1/2025 (a)	6,266,000	6,091,555
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	4,225,000	3,760,335
5.50%, 4/1/2027 (a)	3,246,000	3,083,700
Cinemark USA, Inc. 5.25%, 7/15/2028 (a) (b)	5,057,000	4,059,608
International Game Technology PLC:
4.13%, 4/15/2026 (a)	3,859,000	3,502,081
5.25%, 1/15/2029 (a)	5,121,000	4,637,782
6.25%, 1/15/2027 (a)	4,393,000	4,280,188
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	4,288,000	3,535,628
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a) (b)	7,904,000	6,166,701
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	1,930,000	1,670,936
4.75%, 10/15/2027 (a) (b)	6,011,000	5,348,768
6.50%, 5/15/2027 (a)	7,963,000	7,831,133
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	4,615,000	3,768,240
Mohegan Gaming & Entertainment:
7.88%, 10/15/2024 (a) (b)	53,000	54,162
8.00%, 2/1/2026 (a)	7,719,000	6,559,297

See accompanying notes to financial statements.
191

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In 8.50%, 11/15/2027 (a)	$ 5,444,000	$ 5,713,805
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	4,905,000	3,500,306
5.88%, 9/1/2031 (a) (b)	4,849,000	3,363,606
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63%, 4/16/2029	7,872,000	6,418,199
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc. 6.63%, 3/1/2030 (a)	4,774,000	4,060,144
Scientific Games International, Inc.:
7.00%, 5/15/2028 (a)	4,473,000	4,222,825
7.25%, 11/15/2029 (a) (b)	3,747,000	3,546,648
8.63%, 7/1/2025 (a)	3,545,000	3,637,418
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	4,150,000	3,516,461
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a) (b)	265,000	240,374
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	6,898,000	7,001,056
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	3,519,000	3,518,824
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a) (b)	4,509,000	3,499,029
3.75%, 12/1/2029 (a)	3,918,000	3,285,909
3.88%, 7/15/2030 (a)	3,501,000	2,928,551
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
7.75%, 4/15/2025 (a)	3,879,000	3,773,452
REGS, 5.13%, 10/1/2029 (a)	5,020,000	3,930,208
		203,958,314
ENVIRONMENTAL CONTROL — 0.9%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	3,663,000	3,353,330
Covanta Holding Corp. 4.88%, 12/1/2029 (a)	4,469,000	3,636,470
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	4,650,000	4,031,783
3.75%, 8/1/2025 (a)	4,742,000	4,396,640
4.00%, 8/1/2028 (a)	5,405,000	4,491,015
4.25%, 6/1/2025 (a)	3,772,000	3,559,523
4.38%, 8/15/2029 (a)	3,727,000	3,016,895
4.75%, 6/15/2029 (a)	5,167,000	4,319,250
Security Description	Principal Amount	Value
5.13%, 12/15/2026 (a)	$ 3,055,000	$ 2,916,883
Harsco Corp. 5.75%, 7/31/2027 (a) (b)	3,251,000	2,625,248
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	5,239,000	4,340,197
5.88%, 6/30/2029 (a) (b)	6,549,000	4,995,119
Stericycle, Inc.:
3.88%, 1/15/2029 (a)	3,625,000	2,991,676
5.38%, 7/15/2024 (a)	3,840,000	3,711,859
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	3,269,000	2,899,505
		55,285,393
FOOD — 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.25%, 3/15/2026 (a)	5,412,000	4,730,846
3.50%, 2/15/2023 (a)	474,000	468,999
3.50%, 3/15/2029 (a)	8,632,000	6,982,166
4.63%, 1/15/2027 (a)	9,772,500	8,741,501
4.88%, 2/15/2030 (a)	6,083,000	5,184,784
5.88%, 2/15/2028 (a)	5,461,500	5,107,049
7.50%, 3/15/2026 (a)	3,732,000	3,712,332
B&G Foods, Inc.:
5.25%, 4/1/2025	889,000	819,809
5.25%, 9/15/2027	3,347,018	2,895,371
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a) (b)	1,067,000	984,062
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	5,725,000	4,980,635
4.38%, 1/31/2032 (a)	4,254,000	3,699,321
4.88%, 5/15/2028 (a) (b)	3,600,000	3,389,220
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	6,113,000	5,106,617
5.50%, 10/15/2027 (a)	6,701,000	6,209,013
Pilgrim's Pride Corp.:
4.25%, 4/15/2031 (a)	3,007,000	2,508,620
5.88%, 9/30/2027 (a)	4,669,000	4,468,793
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	11,377,000	9,340,745
4.63%, 4/15/2030 (a)	10,504,000	8,861,700
5.50%, 12/15/2029 (a)	7,759,000	6,951,521
5.63%, 1/15/2028 (a) (b)	6,010,000	5,703,730
Sigma Holdco B.V. 7.88%, 5/15/2026 (a) (b)	82,000	45,956
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	6,756,000	5,710,104
TreeHouse Foods, Inc. 4.00%, 9/1/2028 (b)	2,938,000	2,398,701

See accompanying notes to financial statements.
192

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	$ 4,178,000	$ 3,912,237
US Foods, Inc.:
4.63%, 6/1/2030 (a) (b)	3,272,000	2,789,544
4.75%, 2/15/2029 (a)	5,734,000	5,010,312
6.25%, 4/15/2025 (a)	6,410,000	6,391,475
		127,105,163
FOOD SERVICE — 0.4%
Aramark Services, Inc.:
5.00%, 2/1/2028 (a) (b)	7,547,000	6,898,411
6.38%, 5/1/2025 (a)	11,307,000	11,074,076
TKC Holdings, Inc. 10.50%, 5/15/2029 (a)	4,940,000	4,048,083
		22,020,570
FOREST PRODUCTS & PAPER — 0.2%
Domtar Corp. 6.75%, 10/1/2028 (a) (b)	4,573,000	4,329,442
Glatfelter Corp. 4.75%, 11/15/2029 (a) (b)	3,474,000	2,424,644
Mercer International, Inc. 5.13%, 2/1/2029	5,462,000	4,694,261
		11,448,347
HEALTH CARE PRODUCTS — 1.0%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	4,687,000	4,100,703
4.63%, 7/15/2028 (a)	8,724,000	7,987,345
Hologic, Inc. 3.25%, 2/15/2029 (a)	5,881,000	5,024,668
Medline Borrower LP 3.88%, 4/1/2029 (a)	28,078,000	23,935,934
Mozart Debt Merger Sub, Inc. 5.25%, 10/1/2029 (a) (b)	16,247,000	13,504,019
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	3,103,000	2,808,712
4.63%, 11/15/2027	2,859,000	2,678,368
		60,039,749
HEALTH CARE SERVICES — 6.0%
Air Methods Corp. 8.00%, 5/15/2025 (a)	976,000	638,724
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a)	2,824,750	2,325,249
3.50%, 4/1/2030 (a)	3,706,000	3,041,366
5.00%, 7/15/2027 (a)	3,783,000	3,560,446
Centene Corp.:
2.45%, 7/15/2028	14,893,000	12,422,996
2.50%, 3/1/2031	14,332,000	11,441,809
2.63%, 8/1/2031	8,548,000	6,859,770
3.00%, 10/15/2030	14,336,000	11,882,250
3.38%, 2/15/2030	14,167,000	12,014,749
4.25%, 12/15/2027	16,860,500	15,743,660
4.63%, 12/15/2029	23,139,000	21,576,886
Security Description	Principal Amount	Value
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	$ 3,278,000	$ 2,844,780
4.00%, 3/15/2031 (a) (b)	3,386,000	2,899,500
4.25%, 5/1/2028 (a)	3,217,000	2,892,952
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a) (b)	7,302,000	5,371,424
5.25%, 5/15/2030 (a)	8,740,000	6,671,155
5.63%, 3/15/2027 (a)	13,014,000	11,013,878
6.00%, 1/15/2029 (a)	6,015,000	4,956,841
6.13%, 4/1/2030 (a) (b)	9,326,000	5,696,228
6.88%, 4/1/2028 (a) (b)	6,102,000	3,417,303
6.88%, 4/15/2029 (a) (b)	12,621,000	8,079,586
8.00%, 3/15/2026 (a)	14,401,000	13,113,263
8.00%, 12/15/2027 (a) (b)	5,283,000	4,799,606
DaVita, Inc.:
3.75%, 2/15/2031 (a)	9,814,500	7,036,604
4.63%, 6/1/2030 (a)	17,945,250	13,988,861
Encompass Health Corp.:
4.50%, 2/1/2028	4,899,000	4,216,912
4.75%, 2/1/2030	5,799,000	4,868,319
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	4,344,000	1,259,326
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	4,481,000	3,990,196
HCA, Inc. 5.38%, 9/1/2026	158,500	157,177
IQVIA, Inc. 5.00%, 5/15/2027 (a)	7,326,000	6,931,348
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a)	3,464,000	3,047,038
6.75%, 4/15/2025 (a)	5,618,000	5,431,145
Lifepoint Health, Inc. 5.38%, 1/15/2029 (a) (b)	3,452,000	2,535,011
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	2,035,000	1,643,954
ModivCare, Inc. 5.88%, 11/15/2025 (a)	4,272,000	3,927,933
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	4,286,000	3,662,558
3.88%, 5/15/2032 (a)	5,123,000	4,304,959
4.38%, 6/15/2028 (a)	5,235,000	4,692,549
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	7,189,000	6,152,849
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	5,457,000	4,101,045
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	10,049,000	9,766,925
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	7,012,000	6,076,038

See accompanying notes to financial statements.
193

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Select Medical Corp. 6.25%, 8/15/2026 (a)	$ 6,252,000	$ 5,848,871
Surgery Center Holdings, Inc. 10.00%, 4/15/2027 (a) (b)	3,741,000	3,664,684
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	3,488,000	2,967,869
Tenet Healthcare Corp.:
4.25%, 6/1/2029 (a)	9,240,000	7,808,170
4.38%, 1/15/2030 (a)	8,941,000	7,596,095
4.63%, 9/1/2024 (a)	4,156,000	3,989,760
4.63%, 6/15/2028 (a)	4,079,000	3,560,192
4.88%, 1/1/2026 (a)	14,130,000	13,035,066
5.13%, 11/1/2027 (a)	9,729,000	8,790,054
6.13%, 10/1/2028 (a)	14,409,000	12,398,800
6.13%, 6/15/2030 (a)	12,961,000	12,149,641
6.25%, 2/1/2027 (a)	9,701,000	8,965,955
US Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	6,030,000	5,410,418
US Renal Care, Inc. 10.63%, 7/15/2027 (a)	4,760,929	1,844,860
		369,085,603
HOME BUILDERS — 0.6%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC:
4.88%, 2/15/2030 (a)	2,413,000	1,756,206
6.25%, 9/15/2027 (a)	5,425,000	4,540,725
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	2,621,000	2,049,386
6.75%, 6/1/2027	5,383,000	5,142,972
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	3,187,000	2,349,903
5.25%, 12/15/2027 (a)	6,126,000	5,047,211
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	2,496,000	2,451,371
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	3,733,000	3,098,726
5.88%, 6/15/2027 (a)	3,456,000	3,192,584
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	2,200,000	1,742,070
Williams Scotsman International, Inc. 4.63%, 8/15/2028 (a)	3,656,000	3,160,319
		34,531,473
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	5,530,000	4,145,620
4.00%, 4/15/2029 (a)	5,536,000	4,466,389
		8,612,009
HOUSEHOLD PRODUCTS & WARES — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	3,724,000	3,057,143
Security Description	Principal Amount	Value
Central Garden & Pet Co. 4.13%, 10/15/2030	$ 2,897,000	$ 2,401,787
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027 (a) (b)	3,964,000	2,952,189
Spectrum Brands, Inc.:
3.88%, 3/15/2031 (a)	3,146,000	2,538,445
5.75%, 7/15/2025	65,000	64,323
		11,013,887
HOUSEWARES — 0.1%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	4,497,000	3,992,167
Newell Brands, Inc. 4.88%, 6/1/2025	2,811,000	2,772,686
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a)	3,090,000	2,158,241
		8,923,094
INSURANCE — 1.2%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	4,595,000	3,721,950
6.00%, 8/1/2029 (a)	3,225,000	2,528,658
7.00%, 11/15/2025 (a)	7,753,000	6,989,329
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	4,444,000	3,880,590
6.75%, 10/15/2027 (a)	9,037,000	8,012,385
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	5,983,000	4,940,582
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a)	2,795,000	2,260,288
7.00%, 8/15/2025 (a)	3,362,000	3,176,216
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	5,121,000	3,994,073
Enstar Finance LLC 5 Year CMT + 4.01%, 5.50%, 1/15/2042 (c)	4,313,000	3,545,070
Global Atlantic Fin Co. 5 Year CMT + 3.80%, 4.70%, 10/15/2051 (a) (c)	4,972,000	4,040,197
HUB International, Ltd.:
5.63%, 12/1/2029 (a)	5,215,000	4,369,388
7.00%, 5/1/2026 (a)	10,149,000	9,582,889
Liberty Mutual Group, Inc. 5 Year USD + 3.32%, 4.13%, 12/15/2051 (a) (b) (c)	4,235,000	3,392,658
MGIC Investment Corp. 5.25%, 8/15/2028	4,018,000	3,598,923
Radian Group, Inc. 6.63%, 3/15/2025	3,400,000	3,345,974

See accompanying notes to financial statements.
194

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Sagicor Financial Co., Ltd. 5.30%, 5/13/2028 (a)	$ 2,747,000	$ 2,519,164
		73,898,334
INTERNET — 2.4%
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	3,249,000	2,472,717
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	6,024,000	4,916,367
6.13%, 12/1/2028 (a) (b)	3,485,000	2,844,631
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (a)	2,796,000	2,568,545
Endurance International Group Holdings, Inc. 6.00%, 2/15/2029 (a)	4,442,000	3,217,030
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	4,999,000	4,217,056
5.25%, 12/1/2027 (a)	2,056,000	1,908,482
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	5,244,000	3,637,501
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a) (b)	4,620,000	3,640,976
4.13%, 8/1/2030 (a) (b)	2,997,000	2,521,226
4.63%, 6/1/2028 (a)	3,174,000	2,877,390
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	6,661,000	5,467,549
Netflix, Inc.:
3.63%, 6/15/2025 (a) (b)	3,322,000	3,160,086
4.88%, 4/15/2028	10,426,000	9,843,499
4.88%, 6/15/2030 (a) (b)	6,273,000	5,756,983
5.38%, 11/15/2029 (a)	5,747,000	5,432,064
5.88%, 11/15/2028	12,384,000	12,123,193
6.38%, 5/15/2029	5,080,000	5,120,488
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	5,390,000	4,069,935
Rakuten Group, Inc.:
5 Year CMT + 4.58%, 5.13%, 4/22/2026 (a) (c)	5,404,000	4,391,777
5 Year CMT + 4.96%, 6.25%, 4/22/2031 (a) (b) (c)	7,156,000	5,724,013
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	2,951,000	2,872,503
Twitter, Inc.:
3.88%, 12/15/2027 (a) (b)	4,114,000	3,881,682
5.00%, 3/1/2030 (a) (b)	6,462,000	6,131,146
Uber Technologies, Inc.:
4.50%, 8/15/2029 (a)	10,329,000	8,496,842
6.25%, 1/15/2028 (a) (b)	3,143,000	2,905,798
7.50%, 5/15/2025 (a)	6,424,000	6,404,792
7.50%, 9/15/2027 (a)	8,133,000	7,879,006
8.00%, 11/1/2026 (a)	10,215,000	10,165,866
		144,649,143
Security Description	Principal Amount	Value
INVESTMENT COMPANY SECURITY — 0.6%
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	$ 6,859,000	$ 5,681,858
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	4,555,000	3,682,308
4.75%, 9/15/2024	7,241,000	6,790,465
5.25%, 5/15/2027	10,572,000	9,356,854
6.25%, 5/15/2026	9,049,000	8,468,688
6.38%, 12/15/2025	5,212,000	4,941,237
		38,921,410
IRON/STEEL — 0.6%
ArcelorMittal SA 4.25%, 7/16/2029 (b)	13,000	12,328
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	4,461,000	3,892,669
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	4,292,000	4,013,020
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a) (b)	3,273,000	2,887,931
4.88%, 3/1/2031 (a) (b)	2,506,000	2,208,237
5.88%, 6/1/2027 (b)	3,467,000	3,263,834
6.75%, 3/15/2026 (a)	6,497,000	6,447,818
Mineral Resources, Ltd.:
8.00%, 11/1/2027 (a)	4,012,000	3,919,202
8.13%, 5/1/2027 (a)	4,978,000	4,937,081
8.50%, 5/1/2030 (a)	4,076,000	3,981,437
United States Steel Corp. 6.88%, 3/1/2029 (b)	5,095,000	4,407,481
		39,971,038
LEISURE TIME — 2.5%
Carnival Corp.:
4.00%, 8/1/2028 (a) (b)	14,683,000	12,044,612
5.75%, 3/1/2027 (a)	23,118,000	16,700,212
6.00%, 5/1/2029 (a)	12,294,000	8,608,013
7.63%, 3/1/2026 (a)	9,542,000	7,448,867
9.88%, 8/1/2027 (a)	6,877,000	6,703,975
10.50%, 2/1/2026 (a)	5,657,000	5,631,939
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	139,000	122,288
CWT Travel Group, Inc. 8.50%, 11/19/2026 (a)	2,885,431	2,598,504
Life Time, Inc. 5.75%, 1/15/2026 (a)	6,739,000	6,056,137
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	3,417,000	2,340,030
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a) (b)	3,388,500	2,847,831
5.88%, 3/15/2026 (a)	9,211,000	7,226,674
5.88%, 2/15/2027 (a)	6,170,000	5,275,412
7.75%, 2/15/2029 (a) (b)	3,935,000	2,993,551

See accompanying notes to financial statements.
195

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
NCL Finance, Ltd. 6.13%, 3/15/2028 (a) (b)	$ 4,181,000	$ 3,041,970
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028 (b)	3,528,000	2,245,819
4.25%, 7/1/2026 (a)	4,528,000	3,215,831
5.38%, 7/15/2027 (a)	7,469,000	5,425,033
5.50%, 8/31/2026 (a)	6,728,000	4,944,878
5.50%, 4/1/2028 (a) (b)	9,921,000	6,894,500
9.13%, 6/15/2023 (a)	5,118,000	5,080,690
10.88%, 6/1/2023 (a)	5,584,000	5,600,752
11.50%, 6/1/2025 (a)	9,645,000	9,906,186
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	5,178,000	3,894,167
7.00%, 2/15/2029 (a) (b)	3,268,000	2,451,229
13.00%, 5/15/2025 (a)	5,948,000	6,102,291
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	3,031,000	2,296,437
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	4,675,000	3,752,763
		151,450,591
LODGING — 3.4%
Boyd Gaming Corp.:
4.75%, 12/1/2027 (b)	6,093,000	5,515,018
4.75%, 6/15/2031 (a)	5,370,000	4,544,362
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	2,501,000	2,247,249
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	8,944,250	7,118,102
3.75%, 5/1/2029 (a)	5,776,000	4,916,416
4.00%, 5/1/2031 (a)	7,028,000	5,836,754
4.88%, 1/15/2030	6,313,000	5,702,533
5.38%, 5/1/2025 (a)	2,919,000	2,866,429
5.75%, 5/1/2028 (a)	3,336,000	3,183,812
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc:
4.88%, 7/1/2031 (a)	4,155,000	3,166,193
5.00%, 6/1/2029 (a)	6,483,000	5,253,369
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	150,500	141,807
Las Vegas Sands Corp.:
2.90%, 6/25/2025	5,250,000	4,685,572
3.20%, 8/8/2024	11,310,000	10,692,700
3.50%, 8/18/2026	6,806,000	5,952,800
3.90%, 8/8/2029	3,412,000	2,793,336
Marriott Ownership Resorts, Inc.:
4.50%, 6/15/2029 (a)	3,303,000	2,754,174
6.13%, 9/15/2025 (a)	75,000	74,315
Security Description	Principal Amount	Value
Melco Resorts Finance, Ltd.:
5.38%, 12/4/2029 (a) (b)	$ 5,477,000	$ 3,298,797
5.75%, 7/21/2028 (a)	7,035,000	4,459,275
Series REGS, 4.88%, 6/6/2025	6,314,000	4,710,560
Series REGS, 5.25%, 4/26/2026	4,390,000	3,108,647
Series REGS, 5.63%, 7/17/2027	3,760,000	2,525,517
MGM China Holdings, Ltd.:
4.75%, 2/1/2027 (a)	5,748,000	4,065,101
5.25%, 6/18/2025 (a) (b)	3,492,000	2,702,598
5.38%, 5/15/2024 (a) (b)	3,828,000	3,219,003
5.88%, 5/15/2026 (a)	5,374,000	4,080,532
MGM Resorts International:
4.75%, 10/15/2028	4,035,500	3,396,559
5.50%, 4/15/2027	4,322,000	3,900,605
5.75%, 6/15/2025	4,176,000	3,981,190
6.75%, 5/1/2025	4,740,000	4,659,752
Sands China, Ltd.:
2.55%, 3/8/2027 (a)	4,600,000	3,366,326
3.10%, 3/8/2029 (a)	3,298,000	2,332,115
3.25%, 8/8/2031 (a)	2,244,000	1,451,666
3.80%, 1/8/2026	4,859,000	3,879,669
4.88%, 6/18/2030	2,953,000	2,153,121
5.13%, 8/8/2025	10,348,000	8,716,845
5.40%, 8/8/2028	10,206,000	7,854,742
Station Casinos LLC:
4.50%, 2/15/2028 (a) (b)	5,800,000	4,902,276
4.63%, 12/1/2031 (a)	2,641,000	2,062,198
Studio City Finance, Ltd.:
5.00%, 1/15/2029 (a)	7,266,000	3,654,725
6.00%, 7/15/2025 (a)	3,820,000	2,415,959
6.50%, 1/15/2028 (a) (b)	3,466,000	1,981,512
Travel & Leisure Co. 4.50%, 12/1/2029 (a)	4,450,000	3,524,533
Travel + Leisure Co. 6.63%, 7/31/2026 (a)	4,445,000	4,245,464
Universal Entertainment Corp. 8.50%, 12/11/2024 (a)	5,391,000	5,236,386
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	2,472,000	2,163,297
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. REGS, 5.25%, 5/15/2027 (a) (b)	1,080,000	924,858
Wynn Macau, Ltd.:
5.13%, 12/15/2029 (a) (b)	5,971,000	3,709,245
5.50%, 1/15/2026 (a)	6,373,000	4,451,859
5.63%, 8/26/2028 (a)	8,905,000	5,553,692
4.88%, 10/1/2024 (a)	3,753,000	2,776,432
REGS, 5.50%, 10/1/2027 (a)	6,499,000	4,208,038
		207,118,035

See accompanying notes to financial statements.
196

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.2%
Terex Corp. 5.00%, 5/15/2029 (a)	$ 3,718,000	$ 3,197,815
Vertiv Group Corp. 4.13%, 11/15/2028 (a) (b)	5,159,000	4,200,612
Weir Group PLC 2.20%, 5/13/2026 (a)	5,209,000	4,564,074
		11,962,501
MACHINERY-DIVERSIFIED — 0.3%
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	2,806,000	2,341,467
Husky III Holding, Ltd. 13.00%, 2/15/2025 (a)	137,000	134,350
Redwood Star Merger Sub, Inc. 8.75%, 4/1/2030 (a) (b)	1,862,000	1,573,111
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	4,370,000	4,035,127
TK Elevator US Newco, Inc. 5.25%, 7/15/2027 (a)	10,158,000	9,071,703
		17,155,758
MEDIA — 8.7%
Altice Financing SA:
5.00%, 1/15/2028 (a)	7,144,000	5,763,779
5.75%, 8/15/2029 (a)	13,568,000	10,883,978
AMC Networks, Inc.:
4.25%, 2/15/2029 (b)	6,714,000	5,449,687
4.75%, 8/1/2025 (b)	5,121,000	4,760,840
Audacy Capital Corp. 6.75%, 3/31/2029 (a)	4,449,000	2,378,524
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	2,659,000	2,183,385
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	645,000	641,220
4.25%, 2/1/2031 (a)	19,919,000	16,357,284
4.25%, 1/15/2034 (a)	13,867,000	10,734,999
4.50%, 8/15/2030 (a)	16,894,500	14,118,734
4.50%, 5/1/2032	18,596,000	15,055,508
4.50%, 6/1/2033 (a)	11,708,000	9,311,958
4.75%, 3/1/2030 (a)	19,419,000	16,609,459
4.75%, 2/1/2032 (a)	7,536,000	6,204,539
5.00%, 2/1/2028 (a)	18,187,000	16,723,128
5.38%, 6/1/2029 (a)	11,176,000	10,182,677
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	100,000	83,441
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	6,140,500	4,556,558
4.50%, 11/15/2031 (a)	9,479,000	7,318,831
4.63%, 12/1/2030 (a)	14,528,500	9,731,335
5.00%, 11/15/2031 (a)	2,430,000	1,631,745
5.38%, 2/1/2028 (a)	7,356,000	6,429,144
Security Description	Principal Amount	Value
5.75%, 1/15/2030 (a)	$ 15,313,000	$ 11,140,514
6.50%, 2/1/2029 (a)	11,447,000	10,412,764
7.50%, 4/1/2028 (a)	6,838,500	5,770,395
4.13%, 12/1/2030 (a) (b)	7,236,000	5,640,100
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.38%, 8/15/2026 (a)	20,865,000	5,323,705
6.63%, 8/15/2027 (a)	5,654,000	675,823
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	24,704,000	21,075,971
DISH DBS Corp.:
5.13%, 6/1/2029	9,680,000	5,882,342
5.25%, 12/1/2026 (a)	19,800,000	15,516,072
5.75%, 12/1/2028 (a)	15,772,000	11,673,330
7.38%, 7/1/2028	6,748,000	4,589,720
GCI LLC 4.75%, 10/15/2028 (a)	3,830,000	3,323,291
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	7,246,000	5,804,408
Gray Television, Inc.:
4.75%, 10/15/2030 (a)	6,773,000	5,301,837
7.00%, 5/15/2027 (a) (b)	6,276,000	6,047,930
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a) (b)	3,384,000	2,788,348
5.25%, 8/15/2027 (a)	6,175,000	5,285,121
6.38%, 5/1/2026	5,488,860	5,086,087
8.38%, 5/1/2027 (b)	9,792,498	7,825,185
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	5,573,000	4,673,574
6.75%, 10/15/2027 (a)	7,395,000	6,894,285
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	7,413,000	6,362,874
8.00%, 8/1/2029 (a)	4,522,000	3,664,041
News Corp.:
3.88%, 5/15/2029 (a)	6,297,000	5,455,154
5.13%, 2/15/2032 (a)	2,920,000	2,591,734
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a)	6,291,000	5,495,943
5.63%, 7/15/2027 (a)	11,403,000	10,527,820
Paramount Global:
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (c)	174,000	152,208
5 Year CMT + 4.00%, 6.38%, 3/30/2062 (c)	6,248,000	5,579,714
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	5,828,000	5,033,119
6.50%, 9/15/2028 (a) (b)	7,300,000	5,648,229
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a)	3,546,000	2,942,577
5.38%, 1/15/2031 (a)	3,313,000	2,644,967

See accompanying notes to financial statements.
197

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	$ 3,538,500	$ 3,097,744
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a)	4,734,000	3,756,476
5.50%, 3/1/2030 (a) (b)	3,634,000	2,689,414
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	6,372,000	5,696,887
3.88%, 9/1/2031 (a)	9,584,000	7,631,835
4.00%, 7/15/2028 (a)	13,107,000	11,341,094
4.13%, 7/1/2030 (a)	9,367,000	7,822,382
5.00%, 8/1/2027 (a)	9,568,000	8,875,947
5.50%, 7/1/2029 (a)	8,309,000	7,624,089
TEGNA, Inc.:
4.63%, 3/15/2028	6,154,000	5,755,652
4.75%, 3/15/2026 (a)	2,513,000	2,434,519
5.00%, 9/15/2029	7,270,000	6,875,312
Telenet Finance Luxembourg Notes SARL 5.50%, 3/1/2028 (a)	7,200,000	6,353,280
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	3,747,000	3,382,642
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	6,936,000	5,993,606
6.63%, 6/1/2027 (a)	9,104,000	8,681,756
7.38%, 6/30/2030 (a)	1,984,000	1,939,340
UPC Broadband Finco B.V. 4.88%, 7/15/2031 (a)	8,618,000	7,016,172
UPC Holding B.V. 5.50%, 1/15/2028 (a)	748,000	626,330
Urban One, Inc. 7.38%, 2/1/2028 (a)	5,869,000	5,028,324
Videotron, Ltd. 3.63%, 6/15/2029 (a) (b)	3,186,000	2,629,979
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	6,806,000	5,393,687
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	5,179,000	4,288,730
5.50%, 5/15/2029 (a)	10,556,000	9,457,648
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	4,100,000	3,422,639
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	8,217,000	6,820,192
Ziggo B.V. 4.88%, 1/15/2030 (a)	6,206,000	5,260,764
Ziggo Bond Co. B.V. 5.13%, 2/28/2030 (a)	4,964,000	3,893,662
		537,730,037
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage System Co. 6.38%, 6/15/2030 (a)	3,747,000	3,661,531
Security Description	Principal Amount	Value
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	$ 3,484,000	$ 2,980,632
		6,642,163
MINING — 1.1%
Alcoa Nederland Holding B.V.:
4.13%, 3/31/2029 (a) (b)	1,281,000	1,146,969
5.50%, 12/15/2027 (a)	5,627,000	5,331,864
6.13%, 5/15/2028 (a)	2,348,000	2,285,167
Arconic Corp.:
6.00%, 5/15/2025 (a)	4,476,000	4,388,181
6.13%, 2/15/2028 (a)	5,622,000	5,222,894
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	3,908,000	3,538,381
Constellium SE 3.75%, 4/15/2029 (a) (b)	1,551,000	1,235,403
FMG Resources August 2006 Pty Ltd. 6.13%, 4/15/2032 (a)	5,052,000	4,550,488
FMG Resources August 2006 Pty, Ltd.:
4.38%, 4/1/2031 (a)	9,845,000	8,098,792
4.50%, 9/15/2027 (a)	4,093,000	3,710,264
5.13%, 5/15/2024 (a)	103,000	99,762
FMG Resources August Pty. Ltd. 5.88%, 4/15/2030 (a)	4,959,000	4,507,781
Hudbay Minerals, Inc.:
4.50%, 4/1/2026	2,032,000	1,700,784
4.50%, 4/1/2026 (a)	2,714,000	2,271,618
6.13%, 4/1/2029 (b)	1,539,000	1,247,929
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a)	3,258,000	2,494,585
4.63%, 3/1/2028 (a)	1,914,000	1,602,248
Novelis Corp.:
3.25%, 11/15/2026 (a)	4,430,000	3,755,665
3.88%, 8/15/2031 (a)	5,363,000	4,131,012
4.75%, 1/30/2030 (a)	10,537,000	8,762,358
		70,082,145
MISCELLANEOUS MANUFACTURER — 0.3%
FXI Holdings, Inc.:
7.88%, 11/1/2024 (a) (b)	3,872,000	3,360,083
12.25%, 11/15/2026 (a)	5,484,000	4,867,434
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a)	4,351,000	4,044,907
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	5,542,000	4,897,909
		17,170,333
OFFICE & BUSINESS EQUIPMENT — 0.1%
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	4,860,000	4,519,897

See accompanying notes to financial statements.
198

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
5.50%, 8/15/2028 (a) (b)	$ 5,349,000	$ 4,491,395
		9,011,292
OIL & GAS — 6.6%
Aethon United BR L.P./Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	5,136,000	4,995,582
Antero Resources Corp.:
5.38%, 3/1/2030 (a)	4,063,000	3,715,329
7.63%, 2/1/2029 (a)	3,581,000	3,655,556
Apache Corp.:
4.25%, 1/15/2030 (b)	4,063,000	3,622,490
4.88%, 11/15/2027	138,000	126,398
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/1/2026 (a)	4,435,000	4,135,815
Baytex Energy Corp. 8.75%, 4/1/2027 (a) (b)	3,636,000	3,627,237
California Resources Corp. 7.13%, 2/1/2026 (a) (b)	3,434,000	3,331,117
Callon Petroleum Co.:
6.13%, 10/1/2024	100	102
7.50%, 6/15/2030	3,118,000	2,881,375
8.00%, 8/1/2028 (a) (b)	2,885,000	2,774,678
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 11.00%, 4/15/2025 (a)	4,091,000	3,892,627
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	3,943,000	3,761,464
5.88%, 2/1/2029 (a)	2,617,000	2,467,438
6.75%, 4/15/2029 (a)	5,981,000	5,797,024
CNX Resources Corp.:
6.00%, 1/15/2029 (a) (b)	2,598,000	2,416,140
7.25%, 3/14/2027 (a)	5,445,000	5,343,560
Colgate Energy Partners III LLC 5.88%, 7/1/2029 (a)	5,809,000	5,089,207
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	6,154,000	5,324,010
6.75%, 3/1/2029 (a)	8,415,000	7,556,249
Crescent Energy Finance LLC 7.25%, 5/1/2026 (a)	4,727,000	4,303,083
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	7,326,000	6,938,455
CVR Energy, Inc. 5.25%, 2/15/2025 (a)	5,440,000	5,001,046
Earthstone Energy Holdings LLC 8.00%, 4/15/2027 (a)	3,977,000	3,763,833
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	4,767,000	4,513,062
Security Description	Principal Amount	Value
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.75%, 1/30/2028 (a)	$ 6,591,000	$ 6,278,059
6.63%, 7/15/2025 (a)	4,117,000	4,141,949
EQT Corp. 3.90%, 10/1/2027	300	280
Gulfport Energy Corp. 8.00%, 5/17/2026 (b)	2,739,535	2,699,401
Gulfport Energy Operating Corp. 6.38%, 5/15/2025	1,081,000	108
Harbour Energy PLC 5.50%, 10/15/2026 (a)	4,497,000	4,107,335
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	3,838,000	3,349,806
6.00%, 2/1/2031 (a)	3,654,000	3,162,976
6.25%, 11/1/2028 (a)	4,071,000	3,785,989
Hilcorp Energy I LP/Hilcorp Finance Co.:
6.00%, 4/15/2030 (a)	4,435,000	3,904,929
6.25%, 4/15/2032 (a)	3,292,000	2,878,097
Indigo Natural Resources LLC 5.38%, 2/1/2029 (a)	384,000	355,772
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a)	4,608,000	4,293,274
Laredo Petroleum, Inc. 9.50%, 1/15/2025	4,167,000	4,146,165
Matador Resources Co. 5.88%, 9/15/2026	6,831,000	6,582,078
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	3,813,000	3,486,264
7.13%, 2/1/2027 (a)	8,122,000	8,193,636
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a) (b)	4,527,000	4,053,114
10.50%, 5/15/2027 (a)	3,184,000	3,062,117
Murphy Oil Corp.:
5.75%, 8/15/2025	2,611,000	2,587,109
5.88%, 12/1/2027 (b)	4,282,000	3,995,920
6.38%, 7/15/2028	4,171,000	3,858,676
6.88%, 8/15/2024	134,000	134,044
Nabors Industries, Inc.:
5.75%, 2/1/2025 (b)	3,918,462	3,495,738
7.38%, 5/15/2027 (a)	5,177,000	4,876,734
Nabors Industries, Ltd. 7.25%, 1/15/2026 (a)	4,068,000	3,610,675
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	5,382,000	5,178,830
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	6,798,000	6,398,889
Occidental Petroleum Corp.:
2.90%, 8/15/2024	92,000	88,925
3.20%, 8/15/2026	1,399,000	1,260,583
3.50%, 8/15/2029 (b)	2,688,000	2,401,459
5.50%, 12/1/2025	3,962,000	3,910,415

See accompanying notes to financial statements.
199

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
5.55%, 3/15/2026	$ 7,532,000	$ 7,491,779
5.88%, 9/1/2025	5,771,500	5,743,451
6.13%, 1/1/2031 (b)	8,457,000	8,580,811
6.38%, 9/1/2028	3,382,500	3,428,840
6.45%, 9/15/2036	10,063,000	10,481,621
6.63%, 9/1/2030	10,102,000	10,407,282
6.95%, 7/1/2024	4,454,000	4,595,682
7.50%, 5/1/2031	6,162,000	6,639,555
8.00%, 7/15/2025	3,419,000	3,603,968
8.50%, 7/15/2027	3,179,000	3,498,585
8.88%, 7/15/2030	6,387,000	7,341,857
Parkland Corp.:
4.50%, 10/1/2029 (a)	5,154,000	4,198,139
4.63%, 5/1/2030 (a)	5,465,000	4,434,246
5.88%, 7/15/2027 (a)	4,416,000	4,007,873
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028	2,733,000	2,271,178
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025	922,000	861,526
9.25%, 5/15/2025 (a)	8,446,000	8,845,918
6.00%, 2/15/2028	5,551,000	4,704,528
PDC Energy, Inc. 5.75%, 5/15/2026	5,066,000	4,730,378
Penn Virginia Holdings LLC 9.25%, 8/15/2026 (a)	230,000	221,435
Petrofac, Ltd.:
9.75%, 11/15/2026 (a)	2,745,000	2,120,567
9.75%, 11/15/2026	139,000	107,380
Puma International Financing SA:
5.00%, 1/24/2026 (a)	6,787,000	5,942,358
5.13%, 10/6/2024 (a)	5,477,000	4,978,210
Range Resources Corp.:
4.75%, 2/15/2030 (a) (b)	2,857,000	2,567,357
5.00%, 3/15/2023	788,000	782,129
8.25%, 1/15/2029	5,146,000	5,267,651
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	4,361,000	3,968,423
Southwestern Energy Co.:
4.75%, 2/1/2032	7,772,000	6,648,169
5.38%, 2/1/2029	4,507,000	4,187,634
5.38%, 3/15/2030	8,583,000	7,897,132
Strathcona Resources, Ltd. 6.88%, 8/1/2026 (a)	3,020,000	2,738,294
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029	5,728,000	4,721,132
4.50%, 4/30/2030 (a)	5,405,000	4,394,265
6.00%, 4/15/2027	4,067,000	3,878,413
Talos Production, Inc. 12.00%, 1/15/2026	5,492,000	5,716,458
Tap Rock Resources LLC 7.00%, 10/1/2026 (a)	3,247,000	3,107,769
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	399,050	369,863
Security Description	Principal Amount	Value
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	$ 4,552,675	$ 4,060,076
Transocean, Inc.:
7.50%, 1/15/2026 (a)	3,569,000	2,526,210
8.00%, 2/1/2027 (a)	4,067,000	2,729,933
11.50%, 1/30/2027 (a)	4,433,000	4,145,210
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	5,530,000	5,273,408
		403,528,916
OIL & GAS SERVICES — 0.6%
Archrock Partners L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	7,295,000	6,430,688
6.88%, 4/1/2027 (a)	3,513,000	3,196,795
CGG SA 8.75%, 4/1/2027 (a) (b)	2,918,000	2,490,776
KCA Deutag UK Finance PLC 9.88%, 12/1/2025 (a)	1,698,000	1,615,341
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	5,911,000	5,377,296
6.88%, 9/1/2027	5,319,000	4,720,612
Weatherford International, Ltd.:
6.50%, 9/15/2028 (a)	3,283,000	2,945,770
8.63%, 4/30/2030 (a)	10,730,000	8,903,325
11.00%, 12/1/2024 (a)	138,000	138,954
		35,819,557
PACKAGING & CONTAINERS — 1.9%
ARD Finance SA 6.50%, 6/30/2027 (a)	5,437,900	4,039,707
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.00%, 6/15/2027 (a)	4,486,000	4,438,134
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a)	3,299,000	2,828,365
4.00%, 9/1/2029 (a)	6,405,000	5,136,170
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	7,847,000	6,648,292
5.25%, 4/30/2025 (a)	5,002,000	4,639,505
5.25%, 8/15/2027 (a)	7,588,000	5,315,773
5.25%, 8/15/2027 (a) (b)	7,336,000	5,145,250
Ball Corp.:
2.88%, 8/15/2030	8,222,000	6,643,540
3.13%, 9/15/2031 (b)	5,474,000	4,422,609
4.88%, 3/15/2026	4,811,000	4,743,069

See accompanying notes to financial statements.
200

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Berry Global, Inc. 5.63%, 7/15/2027 (a)	$ 2,135,000	$ 2,045,095
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	3,228,000	3,036,483
8.75%, 4/15/2030 (a)	7,282,000	6,262,156
Crown Americas LLC 5.25%, 4/1/2030 (a)	3,313,000	3,122,933
Crown Americas LLC/Crown Americas Capital Corp. 4.75%, 2/1/2026	4,464,000	4,254,817
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a) (b)	4,370,000	3,503,648
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	5,313,000	4,407,027
LABL, Inc.:
5.88%, 11/1/2028 (a)	3,166,000	2,559,363
6.75%, 7/15/2026 (a)	5,968,000	5,361,054
10.50%, 7/15/2027 (a)	4,095,000	3,445,656
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	1,887,000	1,802,425
7.25%, 4/15/2025 (a)	50	44
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a) (b)	3,609,000	3,367,955
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a)	3,744,000	3,183,037
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a)	6,143,000	5,248,395
Silgan Holdings, Inc. 4.13%, 2/1/2028	3,629,000	3,257,898
Trivium Packaging Finance B.V.:
5.50%, 8/15/2026 (a)	6,758,000	6,370,631
8.50%, 8/15/2027 (a) (b)	4,681,000	4,410,064
		119,639,095
PHARMACEUTICALS — 2.9%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	3,116,000	2,701,697
AdaptHealth LLC:
4.63%, 8/1/2029 (a)	3,075,000	2,527,988
5.13%, 3/1/2030 (a)	2,692,000	2,263,299
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a) (b)	9,870,500	6,923,070
9.25%, 4/1/2026 (a) (b)	10,246,000	7,328,759
Security Description	Principal Amount	Value
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	$ 10,579,000	$ 8,279,231
5.00%, 1/30/2028 (a)	8,346,000	4,446,916
5.00%, 2/15/2029 (a)	9,499,000	4,934,636
5.25%, 1/30/2030 (a)	7,435,000	3,870,958
5.25%, 2/15/2031 (a)	6,939,000	3,563,107
5.50%, 11/1/2025 (a)	11,627,000	10,226,528
5.75%, 8/15/2027 (a)	3,717,000	3,083,103
6.13%, 2/1/2027 (a) (b)	4,808,000	4,097,666
6.25%, 2/15/2029 (a)	10,140,000	5,413,036
7.00%, 1/15/2028 (a)	5,045,000	2,888,262
7.25%, 5/30/2029 (a)	4,725,000	2,564,116
9.00%, 12/15/2025 (a)	9,949,500	7,350,293
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	5,495,000	5,177,993
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	2,963,000	2,510,076
Elanco Animal Health, Inc. 6.40%, 8/28/2028	4,667,000	4,465,292
Embecta Corp. 5.00%, 2/15/2030 (a)	3,079,000	2,603,294
EMBECTA Corp. 6.75%, 2/15/2030 (a)	1,168,000	1,055,522
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
9.50%, 7/31/2027 (a)	4,400,000	918,192
GMTN, 6.00%, 6/30/2028 (a)	5,158,000	410,061
Endo Luxembourg Finance Co. I SARL/Endo US, Inc. 6.13%, 4/1/2029 (a) (b)	8,614,000	6,522,349
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	3,196,000	2,883,080
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	4,091,000	2,822,585
Horizon Therapeutics USA, Inc. 5.50%, 8/1/2027 (a) (b)	3,411,000	3,289,773
Jazz Securities DAC 4.38%, 1/15/2029 (a)	9,856,000	8,799,634
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
10.00%, 6/15/2029	76,135	53,262
11.50%, 12/15/2028	4,000,000	3,934,400
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	2,733,000	2,343,657
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	13,177,000	11,660,986
5.13%, 4/30/2031 (a)	12,536,000	10,819,195

See accompanying notes to financial statements.
201

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Owens & Minor, Inc.:
4.50%, 3/31/2029 (a) (b)	$ 3,693,000	$ 3,014,448
6.63%, 4/1/2030 (a)	3,854,000	3,514,463
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	12,948,000	9,840,609
Perrigo Finance Unlimited Co. 4.40%, 6/15/2030	3,675,000	3,286,957
PRA Health Sciences, Inc. 2.88%, 7/15/2026 (a)	1,984,000	1,766,216
Prestige Brands, Inc. 3.75%, 4/1/2031 (a)	3,736,000	3,096,770
		177,251,479
PIPELINES — 4.6%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	5,348,000	4,796,086
5.75%, 3/1/2027 (a)	4,017,500	3,738,244
5.75%, 1/15/2028 (a)	3,703,500	3,373,592
7.88%, 5/15/2026 (a)	4,785,000	4,780,454
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	4,632,000	4,414,111
Buckeye Partners L.P.:
4.13%, 3/1/2025 (a)	3,285,000	3,023,777
4.50%, 3/1/2028 (a)	3,883,000	3,285,562
Cheniere Energy Partners L.P.:
3.25%, 1/31/2032 (a)	9,399,000	7,408,856
4.00%, 3/1/2031	9,857,000	8,403,487
4.50%, 10/1/2029	9,253,000	8,266,908
Cheniere Energy, Inc. 4.63%, 10/15/2028	11,683,000	10,569,727
CQP Holdco L.P./BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	9,199,000	7,862,109
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	4,755,000	4,234,946
5.75%, 4/1/2025	343,000	323,552
6.00%, 2/1/2029 (a)	5,031,000	4,387,535
DCP Midstream Operating L.P.:
5.13%, 5/15/2029	3,914,000	3,523,696
5.38%, 7/15/2025	3,538,000	3,456,626
5.63%, 7/15/2027	3,344,000	3,242,878
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	6,929,000	5,891,867
4.38%, 6/15/2031 (a)	7,169,000	5,992,854
Energy Transfer L.P. 4.25%, 3/15/2023	35,000	35,224
EnLink Midstream LLC 5.63%, 1/15/2028 (a)	3,515,000	3,240,514
Security Description	Principal Amount	Value
EQM Midstream Partners L.P.:
4.50%, 1/15/2029 (a)	$ 5,801,000	$ 4,712,500
4.75%, 1/15/2031 (a) (b)	7,857,000	6,267,450
5.50%, 7/15/2028	5,567,000	4,822,191
6.00%, 7/1/2025 (a)	2,228,000	2,142,890
7.50%, 6/1/2027 (a)	4,333,000	4,174,326
7.50%, 6/1/2030 (b)	1,933,000	1,859,159
6.50%, 7/1/2027 (a)	6,247,000	5,811,084
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.50%, 10/1/2025	3,654,000	3,339,975
7.75%, 2/1/2028	4,830,000	4,177,467
8.00%, 1/15/2027	6,593,000	5,834,607
Harvest Midstream I L.P. 7.50%, 9/1/2028 (a)	6,342,000	6,022,300
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	31,000	28,545
Hess Midstream Operations L.P.:
4.25%, 2/15/2030 (a)	5,388,000	4,564,875
5.13%, 6/15/2028 (a) (b)	3,975,000	3,583,661
5.63%, 2/15/2026 (a)	4,499,000	4,286,017
Holly Energy Partners L.P./Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	3,955,000	3,391,571
ITT Holdings LLC 6.50%, 8/1/2029 (a)	7,929,000	6,423,679
Kinetik Holdings LP 5.88%, 6/15/2030	6,205,000	5,916,406
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	10,045,000	9,134,722
6.75%, 9/15/2025 (a)	8,153,000	7,705,727
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	14,755,000	13,278,762
Northriver Midstream Finance L.P. 5.63%, 2/15/2026 (a)	3,574,000	3,259,452
NuStar Logistics L.P.:
5.63%, 4/28/2027	821,000	731,979
5.75%, 10/1/2025	4,070,000	3,806,020
6.00%, 6/1/2026	3,241,000	3,001,069
6.38%, 10/1/2030	5,454,000	4,755,288
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	2,999,000	2,997,111
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	4,995,000	4,272,124
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026 (a)	4,660,000	4,195,025

See accompanying notes to financial statements.
202

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	$ 5,658,000	$ 4,810,828
6.00%, 12/31/2030 (a)	5,463,000	4,571,001
6.00%, 9/1/2031 (a)	3,227,000	2,670,407
7.50%, 10/1/2025 (a)	3,976,000	3,862,326
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 6.50%, 7/15/2027	136,500	139,504
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	7,363,000	6,455,289
3.88%, 11/1/2033 (a)	7,848,000	6,473,030
4.13%, 8/15/2031 (a)	7,635,000	6,557,549
Western Midstream Operating L.P.:
3.60%, 2/1/2025	4,844,000	4,480,458
4.55%, 2/1/2030 (b)	7,765,000	6,721,695
		285,490,674
REAL ESTATE — 0.9%
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (a)	5,270,000	4,896,884
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	5,258,000	4,414,617
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	2,656,000	2,520,916
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	3,918,000	3,035,392
4.38%, 2/1/2031 (a)	3,977,000	3,006,771
5.38%, 8/1/2028 (a)	6,679,000	5,597,336
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	4,844,000	4,160,608
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	3,750,000	3,079,200
4.75%, 2/1/2030	3,994,000	3,184,536
5.00%, 3/1/2031	3,758,000	2,963,822
Newmark Group, Inc. 6.13%, 11/15/2023	1,888,000	1,886,357
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.25%, 4/15/2030 (a)	6,416,000	4,748,546
5.75%, 1/15/2029 (a)	6,687,000	5,109,871
WeWork Cos. LLC/WW Co-Obligor, Inc. 5.00%, 7/10/2025 (a) (b)	3,227,000	2,093,452
WeWork Cos., Inc. 7.88%, 5/1/2025 (a) (b)	4,343,000	3,205,004
		53,903,312
Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 3.3%
American Finance Trust, Inc./American Finance Operating Partner L.P. 4.50%, 9/30/2028 (a)	$ 4,202,000	$ 3,321,051
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	3,426,000	2,560,421
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL:
4.50%, 4/1/2027 (a)	4,706,000	3,920,757
5.75%, 5/15/2026 (a)	6,775,000	6,170,602
Diversified Healthcare Trust:
4.38%, 3/1/2031 (b)	3,542,000	2,410,579
4.75%, 2/15/2028	3,709,000	2,734,052
9.75%, 6/15/2025	4,763,000	4,706,511
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P. 3.75%, 12/15/2027 (a)	3,195,000	2,663,512
HAT Holdings I LLC/HAT Holdings II LLC 3.38%, 6/15/2026 (a)	7,219,000	6,246,889
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	4,804,000	3,888,262
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	5,900,000	5,339,559
4.88%, 9/15/2029 (a)	6,597,000	5,527,626
5.00%, 7/15/2028 (a)	3,490,000	3,094,688
5.25%, 3/15/2028 (a)	6,299,000	5,654,045
5.25%, 7/15/2030 (a)	9,442,000	8,218,883
5.63%, 7/15/2032 (a)	3,442,000	2,912,999
REIT, 4.50%, 2/15/2031 (a)	8,022,000	6,570,259
iStar, Inc.:
4.25%, 8/1/2025	2,659,000	2,461,649
4.75%, 10/1/2024	3,788,000	3,590,380
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	4,693,000	3,800,110
4.75%, 6/15/2029 (a)	4,752,000	3,667,736
MPT Operating Partnership L.P./MPT Finance Corp.:
3.50%, 3/15/2031	7,999,000	6,250,659
4.63%, 8/1/2029	6,194,000	5,468,435
5.00%, 10/15/2027	9,149,000	8,389,359
New Residential Investment Corp. 6.25%, 10/15/2025 (a)	3,444,000	3,001,446

See accompanying notes to financial statements.
203

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	$ 6,153,000	$ 5,292,257
5.88%, 10/1/2028 (a)	4,961,000	4,531,526
7.50%, 6/1/2025 (a)	3,984,500	3,981,950
RHP Hotel Properties L.P./RHP Finance Corp.:
4.50%, 2/15/2029 (a)	4,695,000	3,979,388
4.75%, 10/15/2027	4,300,000	3,820,765
RLJ Lodging Trust L.P.:
3.75%, 7/1/2026 (a)	3,716,000	3,265,881
4.00%, 9/15/2029 (a)	3,631,000	3,001,893
SBA Communications Corp.:
3.13%, 2/1/2029	8,596,000	7,032,560
Series WI, 3.88%, 2/15/2027	9,911,500	9,062,580
Service Properties Trust:
4.35%, 10/1/2024	5,250,000	4,264,627
7.50%, 9/15/2025	5,339,000	4,933,076
Starwood Property Trust, Inc. 4.38%, 1/15/2027 (a)	3,957,000	3,448,248
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC:
6.00%, 1/15/2030 (a)	4,794,000	3,321,283
7.88%, 2/15/2025 (a)	15,653,000	15,104,675
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	3,849,000	3,172,115
6.50%, 2/15/2029 (a)	6,922,000	5,067,804
XHR L.P.:
4.88%, 6/1/2029 (a)	3,228,000	2,773,078
6.38%, 8/15/2025 (a)	3,363,000	3,254,072
		201,878,247
RETAIL — 4.8%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	4,632,000	3,922,980
3.88%, 1/15/2028 (a)	10,218,500	8,888,562
4.00%, 10/15/2030 (a)	17,966,000	14,420,949
4.38%, 1/15/2028 (a)	5,679,000	5,015,863
5.75%, 4/15/2025 (a) (b)	2,709,000	2,728,451
Asbury Automotive Group, Inc.:
4.63%, 11/15/2029 (a)	5,838,000	4,822,421
5.00%, 2/15/2032 (a)	2,495,000	2,040,810
At Home Group, Inc. 7.13%, 7/15/2029 (a)	3,165,000	1,791,675
Bath & Body Works, Inc.:
5.25%, 2/1/2028 (b)	3,311,000	2,791,934
6.63%, 10/1/2030 (a)	7,261,000	6,271,689
7.50%, 6/15/2029 (b)	3,597,000	3,279,745
Security Description	Principal Amount	Value
Carvana Co.:
4.88%, 9/1/2029 (a)	$ 4,443,000	$ 2,540,330
5.50%, 4/15/2027 (a) (b)	2,861,000	1,855,502
5.63%, 10/1/2025 (a) (b)	3,739,000	2,870,879
5.88%, 10/1/2028 (a) (b)	3,810,000	2,421,255
10.25%, 5/1/2030 (a) (b)	20,287,000	16,623,573
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	4,029,000	3,545,036
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	5,511,000	5,204,203
8.50%, 10/30/2025 (a)	5,024,000	4,866,447
Ferrellgas L.P./Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	4,265,000	3,704,494
5.88%, 4/1/2029 (a)	7,374,000	6,004,648
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	5,188,000	4,425,001
6.75%, 1/15/2030 (a) (b)	8,031,000	6,169,414
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	3,300,000	2,849,451
5.63%, 1/1/2030 (a)	3,169,000	2,775,759
Gap, Inc.:
3.63%, 10/1/2029 (a) (b)	4,893,000	3,440,415
3.88%, 10/1/2031 (a) (b)	5,077,000	3,530,343
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	3,624,500	3,069,444
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	3,609,000	3,183,932
IRB Holding Corp. 7.00%, 6/15/2025 (a)	5,440,000	5,309,005
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	3,185,000	3,062,155
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	6,021,000	3,849,827
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	7,466,000	5,713,954
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	4,522,000	3,848,900
4.38%, 1/15/2031 (a)	3,306,000	2,838,300
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	4,724,000	4,017,337
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a) (b)	3,140,000	2,673,459
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a)	5,306,000	4,178,687
7.88%, 5/1/2029 (a) (b)	9,016,000	5,970,035
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	3,509,000	2,992,230
4.75%, 9/15/2029	2,410,000	2,176,399

See accompanying notes to financial statements.
204

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	$ 7,436,000	$ 6,878,597
Nordstrom, Inc. 4.38%, 4/1/2030 (b)	3,042,000	2,366,980
Party City Holdings, Inc. 8.75%, 2/15/2026 (a) (b)	5,261,000	3,540,758
Penske Automotive Group, Inc.:
3.50%, 9/1/2025 (b)	2,716,000	2,549,401
3.75%, 6/15/2029	3,454,000	2,876,422
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	7,718,000	6,668,661
7.75%, 2/15/2029 (a) (b)	7,965,000	7,185,943
QVC, Inc.:
4.38%, 9/1/2028	3,627,000	2,667,586
WI, 4.75%, 2/15/2027	3,727,000	2,971,723
Rite Aid Corp.:
7.50%, 7/1/2025 (a)	2,887,000	2,340,000
8.00%, 11/15/2026 (a) (b)	5,817,000	4,524,579
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a)	4,567,000	3,542,165
4.88%, 11/15/2031 (a)	3,735,000	2,817,124
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	5,356,000	4,443,873
SRS Distribution, Inc.:
4.63%, 7/1/2028 (a)	4,275,000	3,733,999
6.00%, 12/1/2029 (a)	5,819,000	4,564,656
Staples, Inc.:
7.50%, 4/15/2026 (a)	13,020,000	10,796,705
10.75%, 4/15/2027 (a) (b)	6,591,000	4,362,846
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	4,285,000	3,645,678
Superior Plus L.P./Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	3,285,000	2,790,969
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (b)	3,948,000	2,976,042
White Cap Buyer LLC 6.88%, 10/15/2028 (a) (b)	4,523,000	3,623,511
Yum! Brands, Inc.:
3.63%, 3/15/2031	6,322,000	5,350,814
4.63%, 1/31/2032	6,386,000	5,641,137
4.75%, 1/15/2030 (a)	4,860,000	4,414,921
5.38%, 4/1/2032	6,198,000	5,718,089
		294,678,672
SEMICONDUCTORS — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	3,088,000	2,926,498
Security Description	Principal Amount	Value
Entegris Escrow Corp. 5.95%, 6/15/2030 (a)	$ 4,279,000	$ 4,077,416
ON Semiconductor Corp. 3.88%, 9/1/2028 (a) (b)	4,259,000	3,758,738
		10,762,652
SOFTWARE — 2.4%
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	6,269,000	5,444,376
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	4,371,000	4,186,719
Camelot Finance SA 4.50%, 11/1/2026 (a)	4,956,000	4,542,670
CDK Global, Inc.:
4.88%, 6/1/2027	2,565,000	2,542,710
5.25%, 5/15/2029 (a)	2,557,000	2,512,227
Central Parent, Inc./Central Merger Sub, Inc. 7.25%, 6/15/2029 (b)	4,795,000	4,616,386
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	5,890,000	4,951,723
4.88%, 7/1/2029 (a) (b)	6,258,000	5,137,192
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a)	3,454,000	2,849,446
Elastic NV 4.13%, 7/15/2029 (a)	3,027,000	2,530,905
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	4,870,000	4,312,190
MicroStrategy, Inc. 6.13%, 6/15/2028 (a) (b)	1,958,000	1,558,920
Minerva Merger Sub, Inc. 6.50%, 2/15/2030 (a) (b)	14,326,000	11,953,901
MSCI, Inc.:
3.25%, 8/15/2033 (a)	4,813,000	3,840,533
3.63%, 9/1/2030 (a)	5,911,000	4,929,183
3.63%, 11/1/2031 (a)	3,992,000	3,312,641
3.88%, 2/15/2031 (a)	6,426,000	5,490,696
4.00%, 11/15/2029 (a) (b)	4,707,000	4,176,098
Open Text Corp.:
3.88%, 2/15/2028 (a)	5,492,000	4,878,708
3.88%, 12/1/2029 (a)	5,389,000	4,536,245
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a)	6,041,000	5,150,798
4.13%, 12/1/2031 (a)	4,125,000	3,430,144
Playtika Holding Corp. 4.25%, 3/15/2029 (a)	3,435,000	2,855,206
PTC, Inc.:
3.63%, 2/15/2025 (a)	3,263,000	3,103,113
4.00%, 2/15/2028 (a)	1,670,000	1,543,414
Rackspace Technology Global, Inc.:
3.50%, 2/15/2028 (a) (b)	3,059,000	2,396,696
5.38%, 12/1/2028 (a) (b)	3,968,000	2,601,540
ROBLOX Corp. 3.88%, 5/1/2030 (a) (b)	6,750,000	5,469,323

See accompanying notes to financial statements.
205

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Rocket Software, Inc. 6.50%, 2/15/2029 (a)	$ 3,805,000	$ 2,777,041
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	12,781,000	12,017,719
Twilio, Inc.:
3.63%, 3/15/2029 (b)	3,253,000	2,732,910
3.88%, 3/15/2031 (b)	3,299,000	2,709,304
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 9/1/2025 (a)	11,504,000	8,649,743
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	3,743,000	3,199,591
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	4,332,000	3,628,050
		150,568,061
TELECOMMUNICATIONS — 6.2%
Altice France Holding SA:
6.00%, 2/15/2028 (a) (b)	7,829,000	5,399,505
10.50%, 5/15/2027 (a)	10,814,000	9,053,913
Altice France SA:
5.13%, 7/15/2029 (a)	15,663,000	11,818,047
5.50%, 1/15/2028 (a)	8,940,000	7,106,674
5.50%, 10/15/2029 (a)	13,126,000	10,055,304
8.13%, 2/1/2027 (a)	12,264,122	11,300,653
Avanti Communications Group PLC 9.00%, 10/1/2022 (a)	473,527	70,702
Avaya, Inc. 6.13%, 9/15/2028 (a)	7,268,000	4,741,425
British Telecommunications PLC:
5 Year CMT + 2.99%, 4.25%, 11/23/2081 (a) (b) (c)	4,411,000	3,847,583
5 Year CMT + 3.49%, 4.88%, 11/23/2081 (a) (b) (c)	3,156,000	2,714,160
CommScope, Inc.:
4.75%, 9/1/2029 (a)	7,782,000	6,237,273
6.00%, 3/1/2026 (a)	9,844,000	9,074,593
7.13%, 7/1/2028 (a) (b)	5,908,000	4,490,257
8.25%, 3/1/2027 (a) (b)	6,455,000	5,136,954
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/1/2026 (a)	13,886,000	12,409,640
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a)	3,915,000	3,329,668
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	9,781,000	8,358,354
5.88%, 10/15/2027 (a)	7,538,000	6,784,200
5.88%, 11/1/2029	4,369,582	3,373,142
6.00%, 1/15/2030 (a) (b)	6,470,000	4,998,075
Security Description	Principal Amount	Value
6.75%, 5/1/2029 (a) (b)	$ 5,499,000	$ 4,520,618
8.75%, 5/15/2030 (a)	9,845,000	9,959,990
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	16,000	14,795
6.63%, 8/1/2026 (b)	11,000	9,627
Iliad Holding SASU:
6.50%, 10/15/2026 (a)	7,745,000	6,968,022
7.00%, 10/15/2028 (a)	5,878,000	5,137,783
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	19,732,000	16,287,977
Intrado Corp. 8.50%, 10/15/2025 (a) (b)	3,208,000	2,784,384
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	6,135,500	4,708,751
3.75%, 7/15/2029 (a) (b)	5,372,825	4,160,608
4.25%, 7/1/2028 (a)	8,102,000	6,492,133
4.63%, 9/15/2027 (a)	6,084,000	5,230,780
LogMeIn, Inc. 5.50%, 9/1/2027 (a)	7,176,000	4,911,326
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	9,514,000	8,043,421
5.13%, 12/15/2026 (a)	8,157,000	6,876,025
5.38%, 6/15/2029 (a)	6,135,000	4,866,834
4.50%, 1/15/2029 (a)	6,671,000	4,978,034
Maxar Technologies, Inc. 7.75%, 6/15/2027 (a) (b)	3,145,000	3,128,677
Nokia Oyj 4.38%, 6/12/2027	598,000	566,742
Plantronics, Inc. 4.75%, 3/1/2029 (a)	1,646,000	1,640,799
Sprint Corp. 7.63%, 3/1/2026	9,050,000	9,546,211
Switch, Ltd.:
3.75%, 9/15/2028 (a)	3,053,000	3,020,699
4.13%, 6/15/2029 (a)	2,764,000	2,742,551
Telesat Canada/Telesat LLC:
5.63%, 12/6/2026 (a)	3,320,000	2,067,231
6.50%, 10/15/2027 (a)	1,468,000	629,332
T-Mobile USA, Inc.:
2.25%, 2/15/2026	12,326,000	11,103,014
2.25%, 2/15/2026 (a)	0	—
2.63%, 4/15/2026	6,843,000	6,211,391
2.63%, 2/15/2029	6,255,500	5,260,187
2.88%, 2/15/2031	6,553,000	5,439,842
3.38%, 4/15/2029	16,700,700	14,616,453
3.38%, 4/15/2029 (a)	23,000	20,081
3.50%, 4/15/2031	15,945,000	13,804,703
4.75%, 2/1/2028	10,430,000	10,053,790
VEON Holdings B.V. Series REGS, 7.25%, 4/26/2023	112,000	91,190
Viasat, Inc. 5.63%, 9/15/2025 (a)	5,710,000	4,632,923
ViaSat, Inc. 5.63%, 4/15/2027 (a)	3,767,000	3,272,807

See accompanying notes to financial statements.
206

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Vmed O2 UK Financing I PLC:
4.25%, 1/31/2031 (a)	$ 8,727,000	$ 7,124,810
4.75%, 7/15/2031 (a)	9,047,000	7,430,211
Vodafone Group PLC:
5 year USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	13,561,000	13,291,543
5 Year CMT + 2.45%, 3.25%, 6/4/2081 (b) (c)	2,954,000	2,461,598
5 Year CMT + 2.77%, 4.13%, 6/4/2081 (c)	6,244,000	4,685,373
Windstream Escrow LLC/Windstream Escrow Finance Corp. REGS, 7.75%, 8/15/2028 (a) (b)	8,922,000	7,188,812
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a)	9,478,000	7,862,570
6.13%, 3/1/2028 (a)	7,734,000	5,603,824
		379,748,594
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc.:
3.38%, 4/1/2026 (a)	2,758,000	2,532,947
3.75%, 4/1/2029 (a)	3,728,000	3,353,224
5.88%, 12/15/2027 (a) (b)	3,816,000	3,730,369
		9,616,540
TRANSPORTATION — 0.3%
Altera Infrastructure L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	5,317,000	2,838,693
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	4,295,000	3,922,366
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	5,349,000	4,281,553
Seaspan Corp. 5.50%, 8/1/2029 (a)	5,140,000	4,064,044
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	3,821,000	3,524,376
XPO Logistics, Inc. 6.25%, 5/1/2025 (a)	2,458,000	2,445,636
		21,076,668
TRUCKING & LEASING — 0.2%
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/1/2025 (a)	6,905,000	6,517,698
Security Description	Principal Amount	Value
Fortress Transportation and Infrastructure Investors LLC 5.50%, 5/1/2028 (a)	$ 6,346,000	$ 5,253,346
		11,771,044
TOTAL CORPORATE BONDS & NOTES (Cost $7,052,221,402)		6,020,102,161
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
PANAMA — 0.1%
Carnival Corp. 10.50%, 6/1/2030 (a)	6,474,000	5,339,108
SWITZERLAND — 0.0% (e)
VistaJet Malta Finance PLC/XO Management Holding, Inc. 7.88%, 5/1/2027 (a)	5,070,000	4,473,311
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $11,268,943)		9,812,419
	Shares
COMMON STOCKS — 0.1%
HOUSEHOLD PRODUCTS — 0.0% (e)
Cenveo Enterprises, Inc. (f)	20,139	120,829
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Amplify Energy Corp. (g)	136,015	889,538
EP Energy Corp. (g)	5,918	47,344
		936,882
PHARMACEUTICALS — 0.0% (e)
Mallinckrodt PLC (c)	2,674	66,410
TRANSPORTATION INFRASTRUCTURE — 0.1%
ATD New Holdings, Inc. (g)	35,050	2,900,388
TOTAL COMMON STOCKS (Cost $3,378,288)		4,024,509
Principal Amount
SENIOR FLOATING RATE LOANS — 0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Intelsat Jackson Holdings SA Senior Secured 2021 Exit Term Loan B, 6 Month SOFR + 4.25% 4.92%, 2/1/2029 (c) (Cost $4,246,132)	$ 4,287,612	3,943,832

See accompanying notes to financial statements.
207

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 7.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (h) (i)	3,389,353	$ 3,389,014
State Street Navigator Securities Lending Portfolio II (j) (k)	435,150,963	435,150,963
TOTAL SHORT-TERM INVESTMENTS (Cost $438,540,316)		438,539,977
TOTAL INVESTMENTS — 105.4% (Cost $7,509,655,081)		6,476,422,898
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.4)%		(333,422,037)
NET ASSETS — 100.0%		$ 6,143,000,861
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 76.9% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2022, total aggregate fair value of the securities is $120,829, representing 0.00% of the Fund's net assets.
(g)	Non-income producing security.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2022.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
CDI	CREST Depository Interest
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$6,020,102,161	$ —	$6,020,102,161
Foreign Government Obligations	—	9,812,419	—	9,812,419
Common Stocks	955,948	2,947,732	120,829	4,024,509
Senior Floating Rate Loans	—	3,943,832	—	3,943,832
Short-Term Investments	438,539,977	—	—	438,539,977
TOTAL INVESTMENTS	$439,495,925	$6,036,806,144	$120,829	$6,476,422,898
See accompanying notes to financial statements.
208

SPDR BLOOMBERG HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	53,036,212	$ 53,052,122	$1,887,678,369	$1,937,321,403	$(16,282)	$(3,792)	3,389,353	$ 3,389,014	$ 97,534
State Street Navigator Securities Lending Portfolio II	564,317,081	564,317,081	1,473,155,324	1,602,321,442	—	—	435,150,963	435,150,963	2,022,810
Total		$617,369,203	$3,360,833,693	$3,539,642,845	$(16,282)	$(3,792)		$438,539,977	$2,120,344

See accompanying notes to financial statements.
209

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.7%
ADVERTISING — 0.2%
Clear Channel International BV 6.63%, 8/1/2025 (a)	$ 5,090,000	$ 4,729,628
Outfront Media Capital LLC/Outfront Media Capital Corp. 6.25%, 6/15/2025 (a) (b)	542,500	517,860
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	3,155,000	2,811,389
		8,058,877
AEROSPACE & DEFENSE — 4.0%
Bombardier, Inc.:
7.13%, 6/15/2026 (a)	10,345,000	8,439,865
7.50%, 12/1/2024 (a)	7,530,000	7,063,592
7.50%, 3/15/2025 (a)	6,159,000	5,567,366
7.88%, 4/15/2027 (a) (b)	13,704,000	11,406,113
F-Brasile SpA/F-Brasile US LLC Series XR, 7.38%, 8/15/2026 (a)	3,264,000	2,599,809
Hexcel Corp. 4.20%, 2/15/2027	3,149,000	2,952,376
Howmet Aerospace, Inc.:
5.13%, 10/1/2024 (b)	5,241,000	5,244,354
5.90%, 2/1/2027	3,080,000	3,052,311
6.88%, 5/1/2025	7,094,000	7,284,119
Rolls-Royce PLC 3.63%, 10/14/2025 (a)	7,887,000	6,996,873
Spirit AeroSystems, Inc.:
5.50%, 1/15/2025 (a)	5,928,000	5,513,929
7.50%, 4/15/2025 (a)	7,404,000	6,918,964
TransDigm UK Holdings PLC 6.88%, 5/15/2026	4,050,000	3,795,701
TransDigm, Inc.:
6.25%, 3/15/2026 (a)	30,863,000	29,823,226
6.38%, 6/15/2026	5,790,000	5,421,988
7.50%, 3/15/2027	3,231,000	3,048,675
8.00%, 12/15/2025 (a)	10,929,000	11,071,186
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	4,404,000	3,934,930
7.75%, 8/15/2025 (b)	3,046,000	2,343,836
8.88%, 6/1/2024 (a)	5,445,000	5,478,759
		137,957,972
AGRICULTURE — 0.2%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	2,367,000	2,295,304
Vector Group, Ltd. 10.50%, 11/1/2026 (a)	6,216,000	5,865,604
		8,160,908
Security Description	Principal Amount	Value
AIRLINES — 2.9%
Air Canada 3.88%, 8/15/2026 (a)	$ 8,509,000	$ 7,222,354
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	4,439,760	3,718,521
American Airlines Group, Inc. 3.75%, 3/1/2025 (a) (b)	2,287,000	1,927,255
American Airlines, Inc. 11.75%, 7/15/2025 (a)	19,760,000	20,451,402
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.50%, 4/20/2026 (a)	24,809,400	22,857,148
Delta Air Lines, Inc.:
2.90%, 10/28/2024 (b)	6,588,000	6,103,848
3.80%, 4/19/2023	3,920,000	3,901,066
7.38%, 1/15/2026 (b)	7,464,000	7,453,700
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. 5.75%, 1/20/2026 (a)	9,429,308	8,449,791
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd. 8.00%, 9/20/2025 (a) (b)	3,278,999	3,372,352
United Airlines Holdings, Inc. 4.88%, 1/15/2025 (b)	1,303,000	1,209,836
United Airlines, Inc. 4.38%, 4/15/2026 (a)	14,343,000	12,721,094
		99,388,367
APPAREL — 0.5%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	5,731,000	5,613,973
4.88%, 5/15/2026 (a) (b)	3,516,000	3,259,121
Michael Kors USA, Inc. 4.25%, 11/1/2024 (a)	1,070,000	1,023,252
Under Armour, Inc. 3.25%, 6/15/2026	4,514,000	3,926,322
William Carter Co. 5.63%, 3/15/2027 (a)	4,510,000	4,226,637
		18,049,305
AUTO MANUFACTURERS — 2.7%
Aston Martin Capital Holdings, Ltd. 10.50%, 11/30/2025 (a) (b)	9,791,000	8,947,701
Ford Motor Co.:
4.35%, 12/8/2026 (b)	2,057,000	1,902,766
9.00%, 4/22/2025	3,280,000	3,516,980
Ford Motor Credit Co. LLC:
2.30%, 2/10/2025	5,845,000	5,249,044
2.70%, 8/10/2026	837,000	713,584
3.09%, 1/9/2023	200,000	198,564
3.10%, 5/4/2023	200,000	197,454
3.35%, 11/1/2022	3,518,000	3,514,200

See accompanying notes to financial statements.
210

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.37%, 11/17/2023	$ 4,266,000	$ 4,156,748
3.38%, 11/13/2025	5,357,000	4,823,068
3.66%, 9/8/2024	5,606,000	5,335,118
3.81%, 1/9/2024	3,672,000	3,560,151
4.06%, 11/1/2024	4,416,000	4,196,657
4.14%, 2/15/2023	200,000	199,484
4.25%, 9/20/2022	2,527,000	2,528,112
4.27%, 1/9/2027	4,911,000	4,398,832
4.38%, 8/6/2023	106,000	105,012
4.54%, 8/1/2026	3,200,000	2,925,760
4.69%, 6/9/2025	5,254,000	5,026,712
4.95%, 5/28/2027 (b)	1,823,000	1,691,853
5.13%, 6/16/2025	5,731,000	5,476,486
5.58%, 3/18/2024	4,180,000	4,153,332
Series GMTN, 4.39%, 1/8/2026	3,987,000	3,680,998
Ford Motor Credit Co., LLC 4.13%, 8/4/2025	3,296,000	3,072,169
Jaguar Land Rover Automotive PLC:
5.63%, 2/1/2023 (a) (b)	4,238,000	4,146,247
7.75%, 10/15/2025 (a)	5,538,000	5,133,671
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	3,602,000	3,459,253
		92,309,956
AUTO PARTS & EQUIPMENT — 1.8%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a)	5,781,000	5,075,776
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027 (b)	1,312,000	1,161,632
Clarios Global L.P. 6.75%, 5/15/2025 (a) (b)	3,846,000	3,808,963
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a) (b)	4,435,000	4,274,453
8.50%, 5/15/2027 (a) (b)	11,041,000	10,680,070
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (a)	2,133,000	1,023,200
Dana Financing Luxembourg SARL 5.75%, 4/15/2025 (a)	2,479,000	2,383,335
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	5,149,000	4,606,604
5.00%, 5/31/2026 (b)	5,872,000	5,447,689
9.50%, 5/31/2025	4,392,000	4,542,997
IHO Verwaltungs GmbH:
4.75%, 9/15/2026 (a)	6,467,000	5,543,642
6.00%, 5/15/2027 (a)	350,000	315,406
Tenneco, Inc. 5.00%, 7/15/2026 (b)	3,696,000	3,455,095
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	8,875,000	8,190,027
		60,508,889
Security Description	Principal Amount	Value
BANKS — 1.7%
Commerzbank AG 8.13%, 9/19/2023 (a)	$ 9,159,000	$ 9,415,269
Deutsche Bank AG 4.50%, 4/1/2025 (b)	8,896,000	8,489,453
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	6,626,000	4,920,401
7.63%, 5/1/2026 (a) (b)	2,376,000	1,870,173
8.13%, 11/15/2024 (a)	6,616,000	5,703,058
8.25%, 4/15/2025 (a)	3,256,000	2,751,320
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	13,793,000	13,225,418
5.71%, 1/15/2026 (a)	11,755,000	11,200,164
		57,575,256
BUILDING MATERIALS — 0.5%
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	2,718,000	2,419,672
Jeld-Wen, Inc. 4.63%, 12/15/2025 (a)	3,276,000	2,773,036
Koppers, Inc. 6.00%, 2/15/2025 (a)	3,485,000	3,243,908
Standard Industries, Inc. 5.00%, 2/15/2027 (a) (b)	8,668,000	7,866,470
		16,303,086
CHEMICALS — 1.2%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027 (a) (b)	2,458,000	2,193,151
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a) (b)	3,328,000	2,744,602
Chemours Co. 5.38%, 5/15/2027 (b)	2,009,000	1,798,256
Consolidated Energy Finance SA 6.50%, 5/15/2026 (a) (b)	3,124,000	2,912,224
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a) (b)	2,432,000	2,181,164
GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)	151,000	150,240
GPD Cos, Inc. 10.13%, 4/1/2026 (a)	5,081,000	4,838,077
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	4,385,000	3,683,488
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	2,563,000	2,388,332
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	4,934,571	4,161,225
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a) (b)	5,044,000	4,086,699

See accompanying notes to financial statements.
211

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
SPCM SA 3.13%, 3/15/2027 (a)	$ 2,884,000	$ 2,433,490
TPC Group, Inc. 10.50%, 8/1/2024 (a) (c)	2,876,000	1,572,165
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a)	3,785,000	3,229,324
Venator Finance Sarl/Venator Materials LLC 5.75%, 7/15/2025 (a) (b)	2,086,000	1,671,428
		40,043,865
COAL — 0.1%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	1,981,000	1,958,060
COMMERCIAL SERVICES — 3.7%
ADT Security Corp. 4.13%, 6/15/2023	7,808,000	7,678,075
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a) (b)	2,995,000	2,312,559
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	4,224,000	3,633,569
Albion Financing 2 SARL 8.75%, 4/15/2027 (a) (b)	2,917,000	2,463,173
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.63%, 7/15/2026 (a)	13,821,000	12,674,686
Aptim Corp. 7.75%, 6/15/2025 (a)	3,615,000	2,465,719
APX Group, Inc. 6.75%, 2/15/2027 (a) (b)	6,079,000	5,709,154
Block, Inc. 2.75%, 6/1/2026 (a) (b)	7,093,000	6,304,400
Brink's Co. 5.50%, 7/15/2025 (a)	2,674,000	2,592,202
Cimpress PLC 7.00%, 6/15/2026 (a)	4,994,000	3,981,067
CoreCivic, Inc. 8.25%, 4/15/2026 (b)	3,889,000	3,793,253
Garda World Security Corp. 4.63%, 2/15/2027 (a)	3,864,000	3,320,412
Grand Canyon University 4.13%, 10/1/2024 (b)	1,013,000	963,626
Hertz Corp. 4.63%, 12/1/2026 (a)	2,413,000	2,018,764
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5.00%, 2/1/2026 (a)	3,551,000	2,967,464
MoneyGram International, Inc. 5.38%, 8/1/2026 (a)	4,402,000	4,183,705
Security Description	Principal Amount	Value
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a) (b)	$ 4,778,000	$ 4,672,932
North Queensland Export Terminal Pty, Ltd. 4.45%, 12/15/2022 (a)	2,580,000	2,479,148
Prime Security Services Borrower LLC/Prime Finance, Inc.:
5.25%, 4/15/2024 (a)	7,451,000	7,297,062
5.75%, 4/15/2026 (a)	8,891,000	8,335,846
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a) (b)	2,587,000	2,533,734
RR Donnelley & Sons Co. 6.13%, 11/1/2026 (a)	2,183,000	2,006,352
Sabre GLBL, Inc.:
7.38%, 9/1/2025 (a)	6,441,000	5,975,767
9.25%, 4/15/2025 (a)	5,925,000	5,721,121
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.63%, 11/1/2026 (a)	3,344,000	2,969,706
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a) (b)	5,421,000	3,819,528
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	7,535,000	7,326,356
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	6,371,000	6,004,668
		126,204,048
COMPUTERS — 0.9%
Diebold Nixdorf, Inc.:
8.50%, 4/15/2024 (b)	3,304,000	1,751,120
9.38%, 7/15/2025 (a) (b)	5,635,000	3,941,063
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 7/15/2026 (a)	6,417,000	2,117,546
Presidio Holdings, Inc.:
4.88%, 2/1/2027 (a)	869,000	795,578
8.25%, 2/1/2028 (a)	3,523,000	3,100,839
Seagate HDD Cayman:
4.75%, 6/1/2023	6,576,000	6,517,145
4.75%, 1/1/2025	802,000	785,591
4.88%, 3/1/2024	3,198,000	3,167,171
Vericast Corp. 11.00%, 9/15/2026 (a) (b)	7,716,452	7,402,084
Western Digital Corp. 4.75%, 2/15/2026	36,124	34,550
		29,612,687
COSMETICS/PERSONAL CARE — 0.3%
Coty, Inc. 5.00%, 4/15/2026 (a)	9,295,000	8,531,230
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a) (b)	4,311,000	2,764,472

See accompanying notes to financial statements.
212

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Revlon Consumer Products Corp. 6.25%, 8/1/2024 (c)	$ 3,178,000	$ 257,926
		11,553,628
DISTRIBUTION & WHOLESALE — 0.8%
Avient Corp.:
5.25%, 3/15/2023	5,727,000	5,695,730
5.75%, 5/15/2025 (a)	3,323,000	3,201,744
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	5,028,000	4,093,848
G-III Apparel Group, Ltd. 7.88%, 8/15/2025 (a)	3,541,000	3,427,759
IAA, Inc. 5.50%, 6/15/2027 (a)	4,388,000	4,086,281
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a) (b)	5,643,000	5,309,894
Wesco Aircraft Holdings Inc:
8.50%, 11/15/2024 (a)	3,545,000	1,775,584
9.00%, 11/15/2026 (a)	205,000	121,337
		27,712,177
DIVERSIFIED FINANCIAL SERVICES — 4.5%
Ally Financial, Inc. 5.75%, 11/20/2025	7,300,000	7,199,552
Castlelake Aviation Finance DAC 5.00%, 4/15/2027 (a) (b)	2,905,000	2,431,804
Credit Acceptance Corp. 5.13%, 12/31/2024 (a)	3,480,000	3,292,463
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	6,296,000	5,945,628
Enova International, Inc. 8.50%, 9/15/2025 (a) (b)	3,418,000	2,972,942
Finance of America Funding LLC 7.88%, 11/15/2025 (a) (b)	2,861,000	2,281,504
Global Aircraft Leasing Co., Ltd. PIK, 6.50%, 9/15/2024 (a)	13,129,443	9,943,584
goeasy, Ltd. 5.38%, 12/1/2024 (a)	3,375,000	3,099,161
Home Point Capital, Inc. 5.00%, 2/1/2026 (a)	4,203,000	2,898,809
LD Holdings Group LLC 6.50%, 11/1/2025 (a)	3,828,000	2,608,629
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	5,206,000	4,523,129
Navient Corp.:
5.00%, 3/15/2027 (b)	5,387,000	4,443,467
5.50%, 1/25/2023	8,292,000	8,233,293
5.88%, 10/25/2024	1,541,000	1,421,110
6.75%, 6/25/2025	5,130,000	4,689,846
6.75%, 6/15/2026	4,009,000	3,547,324
7.25%, 9/25/2023	1,007,070	1,000,222
Series MTN, 6.13%, 3/25/2024	7,920,000	7,503,883
Security Description	Principal Amount	Value
OneMain Finance Corp.:
3.50%, 1/15/2027	$ 5,837,000	$ 4,664,989
5.63%, 3/15/2023	10,152,000	10,055,962
6.13%, 3/15/2024	7,771,000	7,423,092
6.88%, 3/15/2025	9,124,000	8,623,913
7.13%, 3/15/2026	12,473,000	11,627,331
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.38%, 2/1/2027 (a)	2,735,000	2,628,226
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (a)	6,160,000	5,411,190
PHH Mortgage Corp. 7.88%, 3/15/2026 (a) (b)	2,255,000	1,999,937
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 2.88%, 10/15/2026 (a)	8,189,000	6,787,207
SLM Corp.:
3.13%, 11/2/2026	6,440,000	5,195,406
4.20%, 10/29/2025	2,786,000	2,538,408
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	7,254,000	6,227,631
5.75%, 6/15/2027 (a)	1,198,000	960,341
		152,179,983
ELECTRIC — 1.6%
Calpine Corp. 5.25%, 6/1/2026 (a)	2,256,000	2,157,300
DPL, Inc. 4.13%, 7/1/2025	2,762,000	2,575,068
Drax Finco PLC 6.63%, 11/1/2025 (a) (b)	4,954,000	4,936,413
FirstEnergy Transmission LLC 4.35%, 1/15/2025 (a)	4,151,000	4,084,584
InterGen NV 7.00%, 6/30/2023 (a)	3,148,000	2,980,747
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a)	1,567,000	1,426,330
4.25%, 7/15/2024 (a)	6,391,000	6,120,597
4.25%, 9/15/2024 (a)	69,000	66,156
4.50%, 9/15/2027 (a)	1,726,000	1,598,569
NRG Energy, Inc. 6.63%, 1/15/2027	3,302,000	3,237,875
Terraform Global Operating LLC 6.13%, 3/1/2026 (a)	3,514,000	3,380,714
TransAlta Corp. 4.50%, 11/15/2022 (b)	4,399,000	4,389,234
Vistra Operations Co. LLC:
5.50%, 9/1/2026 (a)	9,255,000	8,733,111
5.63%, 2/15/2027 (a)	8,066,000	7,583,815
		53,270,513

See accompanying notes to financial statements.
213

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)	$ 10,038,000	$ 10,014,712
ELECTRONICS — 0.5%
Likewize Corp. 9.75%, 10/15/2025 (a)	3,314,000	3,160,926
Sensata Technologies B.V.:
4.88%, 10/15/2023 (a)	4,757,000	4,689,689
5.00%, 10/1/2025 (a)	3,694,000	3,552,003
5.63%, 11/1/2024 (a)	4,239,000	4,187,962
		15,590,580
ENERGY-ALTERNATE SOURCES — 0.2%
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	4,406,000	4,258,708
Sunnova Energy Corp. 5.88%, 9/1/2026 (a) (b)	2,891,000	2,501,640
		6,760,348
ENGINEERING & CONSTRUCTION — 0.9%
Abengoa Abenewco 2 SAU PIK 1.50%, 10/26/2024 (a)	4,563,528	22,818
AECOM 5.13%, 3/15/2027	5,579,000	5,273,159
Artera Services LLC 9.03%, 12/4/2025 (a)	7,568,000	6,110,630
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a) (b)	8,704,000	6,529,915
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	3,559,000	3,038,105
Fluor Corp. 3.50%, 12/15/2024	2,982,000	2,879,509
Promontoria Holding 264 BV 7.88%, 3/1/2027 (a)	2,357,000	2,189,441
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	3,921,000	3,206,319
		29,249,896
ENTERTAINMENT — 3.6%
AMC Entertainment Holdings, Inc. 10.00%, 6/15/2026 (a)	10,822,270	7,204,061
Banijay Entertainment SASU 5.38%, 3/1/2025 (a)	3,457,000	3,281,039
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	22,146,000	21,344,315
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	6,372,000	6,106,415
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.38%, 4/15/2027 (b)	2,908,000	2,757,017
Security Description	Principal Amount	Value
5.50%, 5/1/2025 (a)	$ 7,620,000	$ 7,407,859
Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	2,134,000	2,027,300
Cinemark USA, Inc. 5.88%, 3/15/2026 (a) (b)	1,996,000	1,781,829
Golden Entertainment, Inc. 7.63%, 4/15/2026 (a)	1,044,000	1,042,653
International Game Technology PLC:
4.13%, 4/15/2026 (a)	5,400,000	4,900,554
6.25%, 1/15/2027 (a)	2,588,000	2,521,540
6.50%, 2/15/2025 (a)	10,418,000	10,355,909
Live Nation Entertainment, Inc.:
4.88%, 11/1/2024 (a)	3,991,000	3,817,711
6.50%, 5/15/2027 (a)	8,532,000	8,390,710
Merlin Entertainments, Ltd. 5.75%, 6/15/2026 (a)	2,755,000	2,569,947
Mohegan Gaming & Entertainment:
7.88%, 10/15/2024 (a) (b)	1,666,000	1,702,535
8.00%, 2/1/2026 (a)	9,507,000	8,078,668
Penn National Gaming, Inc. 5.63%, 1/15/2027 (a) (b)	2,579,000	2,274,420
Raptor Acquisition Corp./Raptor Co-Issuer LLC 4.88%, 11/1/2026 (a)	3,129,000	2,761,311
Scientific Games International, Inc. 8.63%, 7/1/2025 (a)	2,214,000	2,271,719
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a)	6,818,000	6,496,463
5.50%, 4/15/2027 (a) (b)	3,686,000	3,343,460
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	6,312,000	6,406,301
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	2,872,000	2,871,857
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.75%, 4/15/2025 (a)	2,322,000	2,258,818
		123,974,411
ENVIRONMENTAL CONTROL — 0.5%
GFL Environmental, Inc.:
3.75%, 8/1/2025 (a)	2,215,000	2,053,682
4.25%, 6/1/2025 (a)	3,002,000	2,832,897
5.13%, 12/15/2026 (a) (b)	3,354,000	3,202,366
Stericycle, Inc. 5.38%, 7/15/2024 (a)	6,491,000	6,274,395
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	2,058,000	1,825,384
		16,188,724

See accompanying notes to financial statements.
214

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
FOOD — 1.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.25%, 3/15/2026 (a)	$ 7,031,000	$ 6,146,078
3.50%, 2/15/2023 (a)	6,187,000	6,121,727
4.63%, 1/15/2027 (a)	8,725,000	7,804,512
7.50%, 3/15/2026 (a)	4,474,000	4,450,422
B&G Foods, Inc. 5.25%, 4/1/2025	5,136,000	4,736,265
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a) (b)	3,551,000	3,274,981
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	3,759,000	3,759,000
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a) (b)	4,044,000	2,833,186
Post Holdings, Inc. 5.75%, 3/1/2027 (a)	3,223,000	3,122,636
Sigma Holdco B.V. 7.88%, 5/15/2026 (a) (b)	5,397,000	3,024,695
US Foods, Inc. 6.25%, 4/15/2025 (a)	6,750,000	6,730,493
		52,003,995
FOOD SERVICE — 0.4%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a)	5,451,000	5,246,369
6.38%, 5/1/2025 (a)	10,009,000	9,802,815
		15,049,184
FOREST PRODUCTS & PAPER — 0.0% (d)
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026 (a)	1,248,000	1,122,251
GAS — 0.6%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	4,775,000	4,501,870
5.63%, 5/20/2024	5,936,000	5,773,116
5.75%, 5/20/2027	4,160,000	3,829,904
5.88%, 8/20/2026	2,974,000	2,785,418
Rockpoint Gas Storage Canada, Ltd. 7.00%, 3/31/2023 (a) (b)	2,401,000	2,371,420
		19,261,728
HEALTH CARE SERVICES — 4.5%
Air Methods Corp. 8.00%, 5/15/2025 (a) (b)	5,131,000	3,357,880
Akumin, Inc. 7.00%, 11/1/2025 (a) (b)	4,474,000	3,467,350
Security Description	Principal Amount	Value
CHS/Community Health Systems, Inc.:
5.63%, 3/15/2027 (a)	$ 12,788,000	$ 10,822,612
8.00%, 3/15/2026 (a)	16,980,000	15,461,648
Encompass Health Corp. 5.75%, 9/15/2025	257,000	254,024
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	6,047,000	1,753,025
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	3,631,000	3,233,297
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	9,911,000	9,451,427
5.00%, 5/15/2027 (a)	5,871,000	5,554,729
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a)	1,850,000	1,627,315
6.75%, 4/15/2025 (a)	5,240,000	5,065,718
ModivCare, Inc. 5.88%, 11/15/2025 (a)	3,574,000	3,286,150
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	6,273,000	5,368,873
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a) (b)	11,294,000	10,976,977
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	6,252,000	5,417,483
Select Medical Corp. 6.25%, 8/15/2026 (a) (b)	8,806,000	8,238,189
Surgery Center Holdings, Inc.:
6.75%, 7/1/2025 (a) (b)	2,590,000	2,374,331
10.00%, 4/15/2027 (a) (b)	3,938,000	3,857,665
Tenet Healthcare Corp.:
4.63%, 7/15/2024	3,939,000	3,784,631
4.63%, 9/1/2024 (a)	8,463,000	8,124,480
4.88%, 1/1/2026 (a)	14,888,000	13,734,329
6.25%, 2/1/2027 (a)	10,410,000	9,621,234
6.75%, 6/15/2023	14,282,000	14,780,156
US Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	5,023,000	4,506,887
		154,120,410
HOLDING COMPANIES-DIVERSIFIED — 0.3%
Stena AB 7.00%, 2/1/2024 (a)	3,112,000	2,973,080
Stena International SA 6.13%, 2/1/2025 (a)	6,064,000	5,890,691
		8,863,771
HOME BUILDERS — 0.7%
Empire Communities Corp. 7.00%, 12/15/2025 (a)	4,247,000	3,369,018
Forestar Group, Inc. 3.85%, 5/15/2026 (a)	3,586,000	2,994,561
KB Home:
7.50%, 9/15/2022 (b)	2,040,000	2,061,175

See accompanying notes to financial statements.
215

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
7.63%, 5/15/2023	$ 2,610,000	$ 2,646,644
Meritage Homes Corp. 6.00%, 6/1/2025	2,435,000	2,374,758
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	3,113,000	3,057,340
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.:
5.63%, 3/1/2024 (a)	750,000	731,820
5.88%, 4/15/2023 (a)	4,820,000	4,803,323
Toll Brothers Finance Corp. 4.38%, 4/15/2023	99,660	99,217
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	2,725,000	2,657,692
		24,795,548
HOUSEHOLD PRODUCTS & WARES — 0.2%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 5.00%, 12/31/2026 (a) (b)	4,099,000	3,507,801
Spectrum Brands, Inc. 5.75%, 7/15/2025	2,131,000	2,108,816
		5,616,617
HOUSEWARES — 0.9%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	6,169,000	5,476,468
Newell Brands, Inc.:
4.10%, 4/1/2023	9,198,000	9,121,013
4.45%, 4/1/2026	12,456,000	11,858,984
4.88%, 6/1/2025	3,692,000	3,641,678
		30,098,143
INSURANCE — 1.3%
Acrisure LLC/Acrisure Finance, Inc.:
7.00%, 11/15/2025 (a)	8,952,000	8,070,228
10.13%, 8/1/2026 (a)	1,958,000	1,912,770
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	5,929,000	5,601,364
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	710,000	667,002
HUB International, Ltd. 7.00%, 5/1/2026 (a)	10,157,000	9,590,443
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	3,411,000	3,370,887
Radian Group, Inc.:
4.50%, 10/1/2024	4,570,000	4,336,153
4.88%, 3/15/2027	5,402,000	4,873,684
6.63%, 3/15/2025	2,975,000	2,927,727
USI, Inc. 6.88%, 5/1/2025 (a)	2,718,000	2,624,963
		43,975,221
Security Description	Principal Amount	Value
INTERNET — 1.8%
Cogent Communications Group, Inc.:
3.50%, 5/1/2026 (a)	$ 1,026,000	$ 942,535
7.00%, 6/15/2027 (a)	2,776,000	2,655,771
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	6,500,000	5,335,395
Netflix, Inc.:
3.63%, 6/15/2025 (a)	3,867,000	3,678,522
4.38%, 11/15/2026	6,727,000	6,439,354
5.75%, 3/1/2024	951,000	973,168
5.88%, 2/15/2025	5,898,000	5,992,250
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75%, 4/30/2027 (a)	2,516,000	2,087,123
NortonLifeLock, Inc. 5.00%, 4/15/2025 (a)	8,122,000	7,933,976
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	6,116,000	4,618,130
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	4,138,000	4,027,929
Uber Technologies, Inc.:
7.50%, 5/15/2025 (a)	3,678,500	3,667,501
8.00%, 11/1/2026 (a)	12,326,000	12,266,712
		60,618,366
INVESTMENT COMPANY SECURITY — 0.9%
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	1,127,000	1,136,760
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.75%, 9/15/2024	8,561,000	8,028,335
5.25%, 5/15/2027	13,159,000	11,646,504
6.25%, 5/15/2026	7,195,000	6,733,585
6.38%, 12/15/2025	5,061,000	4,798,081
		32,343,265
IRON/STEEL — 0.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	5,872,000	5,123,907
Cleveland-Cliffs, Inc.:
5.88%, 6/1/2027 (b)	1,228,000	1,156,039
6.75%, 3/15/2026 (a)	6,170,000	6,123,293
Mineral Resources, Ltd.:
8.00%, 11/1/2027 (a)	1,378,000	1,346,127
8.13%, 5/1/2027 (a)	1,657,000	1,643,380
		15,392,746
LEISURE TIME — 3.3%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2049 (a) (c) (e)	1,771,000	9,917
Carnival Corp.:
5.75%, 3/1/2027 (a)	26,771,000	19,339,103

See accompanying notes to financial statements.
216

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
7.63%, 3/1/2026 (a)	$ 8,901,000	$ 6,948,477
10.50%, 2/1/2026 (a)	7,228,000	7,195,980
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	3,977,000	3,498,845
CWT Travel Group, Inc. 8.50%, 11/19/2026 (a)	2,668,000	2,402,694
Life Time, Inc. 5.75%, 1/15/2026 (a)	6,762,000	6,076,806
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	3,225,000	2,766,631
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a) (b)	3,649,000	3,066,765
5.88%, 3/15/2026 (a)	9,137,000	7,168,616
5.88%, 2/15/2027 (a)	8,808,000	7,530,928
Royal Caribbean Cruises, Ltd.:
4.25%, 7/1/2026 (a)	3,832,000	2,721,525
5.25%, 11/15/2022	6,703,000	6,657,554
5.50%, 8/31/2026 (a)	6,807,000	5,002,941
9.13%, 6/15/2023 (a)	8,297,000	8,236,515
10.88%, 6/1/2023 (a)	7,592,000	7,614,776
11.50%, 6/1/2025 (a)	9,608,000	9,868,185
Viking Cruises, Ltd. 13.00%, 5/15/2025 (a)	5,676,000	5,823,235
		111,929,493
LODGING — 4.5%
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	2,963,000	2,662,374
Hilton Domestic Operating Co., Inc. 5.38%, 5/1/2025 (a)	4,745,000	4,659,543
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	3,414,000	3,216,807
Las Vegas Sands Corp.:
2.90%, 6/25/2025	3,500,000	3,123,715
3.20%, 8/8/2024	11,111,000	10,504,562
3.50%, 8/18/2026	7,491,000	6,551,928
Melco Resorts Finance, Ltd.:
4.88%, 6/6/2025 (a)	2,247,000	1,676,374
Series REGS, 4.88%, 6/6/2025	6,476,000	4,831,420
Series REGS, 5.25%, 4/26/2026	2,765,000	1,957,952
MGM China Holdings, Ltd.:
4.75%, 2/1/2027 (a) (b)	7,245,000	5,123,809
5.25%, 6/18/2025 (a) (b)	3,486,000	2,697,955
5.38%, 5/15/2024 (a) (b)	5,734,000	4,821,778
5.88%, 5/15/2026 (a)	4,524,000	3,435,118
MGM Resorts International:
4.63%, 9/1/2026	4,178,000	3,707,975
5.50%, 4/15/2027	7,478,000	6,748,895
5.75%, 6/15/2025	3,227,000	3,076,461
Security Description	Principal Amount	Value
6.00%, 3/15/2023	$ 7,690,000	$ 7,678,234
6.75%, 5/1/2025	3,384,000	3,326,709
Sands China, Ltd.:
2.55%, 3/8/2027 (a)	5,000,000	3,659,050
3.80%, 1/8/2026	5,187,000	4,141,560
5.13%, 8/8/2025	11,274,000	9,496,879
Studio City Co, Ltd. 7.00%, 2/15/2027 (a) (b)	3,191,000	2,747,866
Studio City Finance, Ltd. 6.00%, 7/15/2025 (a) (b)	4,361,000	2,758,114
Travel + Leisure Co.:
3.90%, 3/1/2023 (b)	6,065,000	5,989,309
6.00%, 4/1/2027	2,349,000	2,113,348
6.60%, 10/1/2025	3,113,000	3,029,447
6.63%, 7/31/2026 (a)	5,605,000	5,353,392
Universal Entertainment Corp. 8.50%, 12/11/2024 (a)	5,737,000	5,572,463
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a)	4,826,000	4,634,649
5.50%, 3/1/2025 (a)	12,547,603	11,485,072
REGS, 5.25%, 5/15/2027 (a) (b)	6,070,000	5,198,045
Wynn Macau, Ltd.:
5.50%, 1/15/2026 (a)	7,716,000	5,390,012
4.88%, 10/1/2024 (a)	3,446,000	2,549,316
		153,920,131
MACHINERY, CONSTRUCTION & MINING — 0.2%
Weir Group PLC 2.20%, 5/13/2026 (a)	9,155,000	8,021,519
MACHINERY-DIVERSIFIED — 0.5%
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a) (b)	3,663,000	3,428,019
Husky III Holding, Ltd. 13.00%, 2/15/2025 (a)	4,979,000	4,882,706
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)	3,938,000	3,789,931
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	4,370,000	4,035,127
Welbilt, Inc. 9.50%, 2/15/2024 (b)	1,770,000	1,771,593
		17,907,376
MEDIA — 6.1%
AMC Networks, Inc.:
4.75%, 8/1/2025 (b)	5,642,500	5,245,663
5.00%, 4/1/2024	3,165,000	3,073,595
Audacy Capital Corp.:
6.50%, 5/1/2027 (a) (b)	2,962,000	1,799,800
6.75%, 3/31/2029 (a)	1,330,000	711,045
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	3,984,000	3,960,654
5.13%, 5/1/2027 (a)	22,015,000	20,773,354
5.50%, 5/1/2026 (a)	3,929,000	3,837,494

See accompanying notes to financial statements.
217

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Cengage Learning, Inc. 9.50%, 6/15/2024 (a) (b)	$ 2,730,000	$ 2,525,796
CSC Holdings LLC:
5.25%, 6/1/2024	6,947,000	6,501,975
5.50%, 4/15/2027 (a)	10,059,000	9,123,815
5.88%, 9/15/2022	4,803,000	4,793,250
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a) (b)	4,355,000	4,013,655
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/2026 (a)	23,987,000	6,120,283
DISH DBS Corp.:
5.00%, 3/15/2023 (b)	11,453,000	10,972,661
5.25%, 12/1/2026 (a)	21,843,000	17,117,048
5.88%, 7/15/2022	14,159,000	14,160,133
5.88%, 11/15/2024	14,716,000	12,477,991
7.75%, 7/1/2026	14,514,000	11,264,751
Gannett Holdings LLC 6.00%, 11/1/2026 (a) (b)	3,296,000	2,758,455
Gray Television, Inc.:
5.88%, 7/15/2026 (a) (b)	6,491,000	6,076,614
7.00%, 5/15/2027 (a)	3,702,000	3,567,469
iHeartCommunications, Inc.:
6.38%, 5/1/2026	6,508,874	6,031,253
8.38%, 5/1/2027 (b)	12,818,001	10,242,865
Quebecor Media, Inc. 5.75%, 1/15/2023	6,291,000	6,299,430
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 9/15/2026 (a) (b)	4,500,000	3,886,245
Sinclair Television Group, Inc. 5.13%, 2/15/2027 (a) (b)	510,000	430,894
Sirius XM Radio, Inc. 3.13%, 9/1/2026 (a)	3,838,000	3,431,364
TEGNA, Inc. 4.75%, 3/15/2026 (a) (b)	1,517,000	1,469,624
Townsquare Media, Inc. 6.88%, 2/1/2026 (a) (b)	4,572,000	4,127,419
Univision Communications, Inc. 5.13%, 2/15/2025 (a)	9,921,000	9,357,884
Videotron, Ltd.:
5.13%, 4/15/2027 (a)	4,223,000	3,930,135
5.38%, 6/15/2024 (a)	4,934,000	4,933,753
Ziggo Bond Co. B.V. 6.00%, 1/15/2027 (a)	5,133,000	4,575,453
		209,591,820
MINING — 0.6%
Arconic Corp. 6.00%, 5/15/2025 (a)	3,540,000	3,470,545
FMG Resources August 2006 Pty, Ltd. 5.13%, 5/15/2024 (a) (b)	3,230,000	3,128,449
Security Description	Principal Amount	Value
Hudbay Minerals, Inc.:
4.50%, 4/1/2026	$ 229,000	$ 191,673
4.50%, 4/1/2026 (a)	2,828,000	2,367,036
Novelis Corp. 3.25%, 11/15/2026 (a)	5,889,000	4,992,577
Perenti Finance Pty, Ltd. 6.50%, 10/7/2025 (a) (b)	3,205,000	3,057,602
Taseko Mines, Ltd. 7.00%, 2/15/2026 (a)	3,347,000	2,874,303
		20,082,185
MISCELLANEOUS MANUFACTURER — 0.6%
FXI Holdings, Inc.:
7.88%, 11/1/2024 (a) (b)	5,739,000	4,980,247
12.25%, 11/15/2026 (a)	5,404,000	4,796,428
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a)	4,013,000	3,730,685
Hillenbrand, Inc.:
5.00%, 9/15/2026	1,376,000	1,301,352
5.75%, 6/15/2025	4,058,000	4,138,105
Trinity Industries, Inc. 4.55%, 10/1/2024	461,000	450,794
		19,397,611
OFFICE & BUSINESS EQUIPMENT — 0.3%
Pitney Bowes, Inc. 6.88%, 3/15/2027 (a) (b)	3,248,000	2,586,480
Xerox Corp. 4.63%, 3/15/2023	2,459,000	2,454,254
Xerox Holdings Corp. 5.00%, 8/15/2025 (a)	6,755,000	6,282,285
		11,323,019
OIL & GAS — 7.2%
Aethon United BR L.P./Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	5,363,000	5,216,376
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/1/2026 (a)	4,478,000	4,175,914
Baytex Energy Corp. 8.75%, 4/1/2027 (a) (b)	3,639,000	3,630,230
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	3,368,000	3,048,949
California Resources Corp. 7.13%, 2/1/2026 (a)	3,160,000	3,065,326
Callon Petroleum Co. 6.13%, 10/1/2024 (b)	3,651,000	3,706,240
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 11.00%, 4/15/2025 (a)	6,072,000	5,777,569
Centennial Resource Production LLC 6.88%, 4/1/2027 (a) (b)	1,081,000	1,025,847

See accompanying notes to financial statements.
218

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Chesapeake Energy Corp. 5.50%, 2/1/2026 (a)	$ 3,349,000	$ 3,194,812
Civitas Resources, Inc. 5.00%, 10/15/2026 (a)	3,165,000	2,840,556
CNX Resources Corp. 7.25%, 3/14/2027 (a)	6,972,000	6,842,112
Crescent Energy Finance LLC 7.25%, 5/1/2026 (a)	5,130,000	4,669,942
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	8,439,000	7,992,577
CVR Energy, Inc. 5.25%, 2/15/2025 (a)	3,261,000	2,997,870
Earthstone Energy Holdings LLC 8.00%, 4/15/2027 (a) (b)	3,143,000	2,974,535
Endeavor Energy Resources L.P./EER Finance, Inc. 6.63%, 7/15/2025 (a)	2,880,000	2,897,453
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	2,217,000	2,094,356
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	3,098,000	3,052,614
Harbour Energy PLC 5.50%, 10/15/2026 (a)	3,929,000	3,588,552
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a) (b)	5,246,000	4,887,698
Laredo Petroleum, Inc. 9.50%, 1/15/2025	2,676,000	2,662,620
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	2,788,000	2,619,131
Matador Resources Co. 5.88%, 9/15/2026	6,219,000	5,992,380
MEG Energy Corp. 7.13%, 2/1/2027 (a)	8,491,000	8,565,891
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a) (b)	4,341,000	3,886,584
10.50%, 5/15/2027 (a) (b)	2,322,000	2,233,114
Murphy Oil Corp. 5.75%, 8/15/2025	2,400,000	2,378,040
Nabors Industries, Inc.:
5.75%, 2/1/2025 (b)	2,186,000	1,950,174
7.38%, 5/15/2027 (a)	5,135,000	4,837,170
Nabors Industries, Ltd. 7.25%, 1/15/2026 (a)	4,357,000	3,867,186
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	5,172,000	4,976,757
Oasis Petroleum, Inc. 6.38%, 6/1/2026 (a)	3,695,000	3,418,947
Occidental Petroleum Corp.:
5.50%, 12/1/2025	8,328,000	8,219,569
5.55%, 3/15/2026	5,061,000	5,033,974
5.88%, 9/1/2025	7,530,000	7,493,404
6.95%, 7/1/2024	8,791,000	9,070,642
Security Description	Principal Amount	Value
8.00%, 7/15/2025	$ 3,213,000	$ 3,386,823
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025	3,070,000	2,868,639
9.25%, 5/15/2025 (a) (b)	7,931,000	8,306,533
PDC Energy, Inc. 5.75%, 5/15/2026	4,544,000	4,242,960
Penn Virginia Holdings LLC 9.25%, 8/15/2026 (a)	1,965,000	1,891,823
Petrofac, Ltd. 9.75%, 11/15/2026 (b)	3,645,000	2,815,835
Puma International Financing SA:
5.00%, 1/24/2026 (a)	5,246,000	4,593,135
5.13%, 10/6/2024 (a)	4,245,000	3,858,408
Range Resources Corp.:
4.88%, 5/15/2025	5,402,000	5,274,405
5.00%, 3/15/2023	6,752,000	6,701,698
SM Energy Co.:
6.63%, 1/15/2027 (b)	2,902,000	2,725,210
6.75%, 9/15/2026 (b)	3,241,000	3,058,110
Southwestern Energy Co. 5.95%, 1/23/2025	3,068,000	3,036,983
Strathcona Resources, Ltd. 6.88%, 8/1/2026 (a)	3,670,000	3,327,662
Sunoco L.P./Sunoco Finance Corp. 6.00%, 4/15/2027	6,924,000	6,602,934
Talos Production, Inc. 12.00%, 1/15/2026	4,925,000	5,126,285
Tap Rock Resources LLC 7.00%, 10/1/2026 (a)	1,543,000	1,476,836
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	4,172,587	3,867,404
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	2,575,981	2,364,338
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	1,805,313	1,609,978
Transocean, Inc.:
7.25%, 11/1/2025 (a)	2,000,000	1,492,520
7.50%, 1/15/2026 (a)	6,235,000	4,413,258
8.00%, 2/1/2027 (a)	3,117,000	2,092,255
11.50%, 1/30/2027 (a)	4,618,000	4,318,199
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	1,296,000	1,235,866
		245,573,208
OIL & GAS SERVICES — 0.6%
Archrock Partners L.P./Archrock Partners Finance Corp. 6.88%, 4/1/2027 (a)	2,217,000	2,017,448
CGG SA 8.75%, 4/1/2027	3,625,000	3,094,264
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a) (b)	3,131,000	2,899,494

See accompanying notes to financial statements.
219

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	$ 3,003,000	$ 2,845,582
KCA Deutag UK Finance PLC 9.88%, 12/1/2025 (a)	2,512,000	2,389,716
Oceaneering International, Inc. 4.65%, 11/15/2024 (b)	3,674,000	3,410,905
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 4/1/2026	6,000,000	5,458,260
		22,115,669
PACKAGING & CONTAINERS — 2.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.00%, 6/15/2027 (a) (b)	382,000	377,924
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	10,526,000	8,918,048
5.25%, 4/30/2025 (a) (b)	6,671,000	6,187,553
Ball Corp.:
4.00%, 11/15/2023	10,213,000	10,115,466
4.88%, 3/15/2026	5,127,000	5,054,607
5.25%, 7/1/2025	5,480,000	5,490,357
Cascades, Inc./Cascades USA, Inc. 5.13%, 1/15/2026 (a)	76,000	72,118
Crown Americas LLC/Crown Americas Capital Corp.:
4.25%, 9/30/2026	3,117,000	2,893,293
4.75%, 2/1/2026	6,274,000	5,980,000
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	1,984,000	2,025,585
LABL, Inc. 6.75%, 7/15/2026 (a)	4,924,000	4,423,229
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	14,300,000	13,659,074
7.25%, 4/15/2025 (a) (b)	9,742,947	8,523,520
Owens-Brockway Glass Container, Inc. 5.88%, 8/15/2023 (a) (b)	3,831,000	3,793,150
Sealed Air Corp.:
1.57%, 10/15/2026 (a)	1,834,000	1,596,038
5.13%, 12/1/2024 (a)	1,683,000	1,670,411
5.25%, 4/1/2023 (a)	1,078,000	1,076,997
5.50%, 9/15/2025 (a)	3,018,000	3,014,469
Trivium Packaging Finance B.V. 5.50%, 8/15/2026 (a)	6,478,000	6,106,681
		90,978,520
Security Description	Principal Amount	Value
PHARMACEUTICALS — 2.1%
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a) (b)	$ 8,966,000	$ 6,288,663
9.25%, 4/1/2026 (a) (b)	13,200,000	9,441,696
Bausch Health Cos., Inc.:
5.50%, 11/1/2025 (a)	14,825,000	13,039,329
6.13%, 2/1/2027 (a) (b)	6,207,000	5,289,978
9.00%, 12/15/2025 (a)	9,729,000	7,187,396
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	3,398,000	3,065,302
Lannett Co., Inc. 7.75%, 4/15/2026 (a)	2,822,000	1,151,263
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a)	3,726,000	2,649,782
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	15,882,000	12,070,479
Perrigo Finance Unlimited Co.:
3.90%, 12/15/2024	5,452,000	5,115,284
4.38%, 3/15/2026	4,211,000	3,983,774
PRA Health Sciences, Inc. 2.88%, 7/15/2026 (a)	2,801,000	2,493,534
		71,776,480
PIPELINES — 5.5%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.75%, 3/1/2027 (a)	4,999,000	4,651,520
7.88%, 5/15/2026 (a)	6,316,000	6,310,000
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63%, 12/15/2025 (a)	4,553,000	4,338,827
Buckeye Partners L.P.:
3.95%, 12/1/2026	2,340,000	2,066,150
4.13%, 3/1/2025 (a)	7,762,000	7,144,766
4.15%, 7/1/2023	1,978,000	1,923,842
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	3,878,000	3,453,863
5.75%, 4/1/2025 (b)	3,672,000	3,463,798
DCP Midstream Operating L.P.:
3.88%, 3/15/2023 (b)	5,265,000	5,218,194
5.38%, 7/15/2025	4,652,000	4,545,004
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	3,852,000	3,589,640
4.40%, 4/1/2024	4,656,465	4,549,227
4.85%, 7/15/2026	3,798,000	3,510,415
EQM Midstream Partners L.P.:
4.00%, 8/1/2024	1,000	940
4.13%, 12/1/2026	2,560,000	2,222,413

See accompanying notes to financial statements.
220

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
6.00%, 7/1/2025 (a)	$ 3,994,000	$ 3,841,429
7.50%, 6/1/2027 (a) (b)	3,582,000	3,450,827
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	2,850,000	2,695,672
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.25%, 5/15/2026	4,639,000	4,115,721
6.50%, 10/1/2025	4,981,000	4,552,933
8.00%, 1/15/2027	5,855,000	5,181,499
Hess Midstream Operations L.P. 5.63%, 2/15/2026 (a)	5,783,000	5,509,233
Holly Energy Partners LP/Holly Energy Finance Corp. 6.38%, 4/15/2027 (a)	4,036,000	3,805,988
Howard Midstream Energy Partners LLC 6.75%, 1/15/2027 (a)	3,960,000	3,437,874
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	10,897,000	9,909,514
6.75%, 9/15/2025 (a)	8,781,000	8,299,274
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	15,783,000	14,203,911
NGL Energy Partners L.P./NGL Energy Finance Corp.:
6.13%, 3/1/2025 (b)	1,291,000	983,794
7.50%, 11/1/2023 (b)	5,628,000	5,107,410
Northriver Midstream Finance L.P. 5.63%, 2/15/2026 (a)	3,856,000	3,516,633
NuStar Logistics L.P.:
5.63%, 4/28/2027	3,668,000	3,270,279
5.75%, 10/1/2025	4,867,000	4,551,326
6.00%, 6/1/2026	5,732,000	5,307,660
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023 (b)	5,013,000	4,958,659
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	5,595,000	5,591,475
Rockies Express Pipeline LLC 3.60%, 5/15/2025 (a)	3,929,000	3,529,814
Southeast Supply Header LLC 4.25%, 6/15/2024 (a)	4,480,000	3,893,882
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026 (a)	3,886,000	3,498,255
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
6.00%, 3/1/2027 (a) (b)	3,923,000	3,502,219
Security Description	Principal Amount	Value
7.50%, 10/1/2025 (a)	$ 2,496,000	$ 2,424,639
Western Midstream Operating L.P.:
3.60%, 2/1/2025	5,278,000	4,881,886
3.95%, 6/1/2025	1,668,000	1,574,208
4.65%, 7/1/2026	5,730,000	5,392,847
		187,977,460
REAL ESTATE — 0.5%
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	4,459,000	3,743,777
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	2,814,000	2,670,880
Newmark Group, Inc. 6.13%, 11/15/2023	2,352,000	2,349,954
Realogy Group LLC/Realogy Co-Issuer Corp. 4.88%, 6/1/2023 (a) (b)	3,396,000	3,272,929
WeWork Cos. LLC/WW Co-Obligor, Inc. 5.00%, 7/10/2025 (a) (b)	3,129,000	2,029,876
WeWork Cos., Inc. 7.88%, 5/1/2025 (a) (b)	4,055,000	2,992,468
		17,059,884
REAL ESTATE INVESTMENT TRUSTS — 3.6%
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a)	4,833,000	3,979,975
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL:
4.50%, 4/1/2027 (a)	5,714,000	4,760,562
5.75%, 5/15/2026 (a) (b)	4,508,000	4,105,841
Diversified Healthcare Trust 9.75%, 6/15/2025	2,976,000	2,940,705
EPR Properties 4.50%, 6/1/2027	1,288,000	1,165,176
GEO Group Inc. 6.00%, 4/15/2026 (b)	2,194,000	1,788,571
HAT Holdings I LLC/HAT Holdings II LLC:
3.38%, 6/15/2026 (a)	6,109,000	5,286,362
6.00%, 4/15/2025 (a) (b)	3,636,000	3,506,195
iStar, Inc.:
4.25%, 8/1/2025	2,749,000	2,544,969
4.75%, 10/1/2024 (b)	4,977,000	4,717,350
5.50%, 2/15/2026	3,292,000	3,111,500
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	5,220,000	4,226,843
5.25%, 10/1/2025 (a)	2,753,000	2,515,444

See accompanying notes to financial statements.
221

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
MPT Operating Partnership L.P./MPT Finance Corp. 5.25%, 8/1/2026	$ 2,545,000	$ 2,400,419
New Residential Investment Corp. 6.25%, 10/15/2025 (a)	4,460,000	3,886,890
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.50%, 6/1/2025 (a)	2,860,500	2,858,669
RLJ Lodging Trust L.P. 3.75%, 7/1/2026 (a)	3,889,000	3,417,925
SBA Communications Corp. Series WI, 3.88%, 2/15/2027	9,690,000	8,860,051
Service Properties Trust:
4.35%, 10/1/2024	6,451,000	5,240,212
4.50%, 6/15/2023	3,869,000	3,601,923
4.50%, 3/15/2025	2,758,000	2,183,095
4.65%, 3/15/2024	3,991,000	3,456,406
4.75%, 10/1/2026	3,019,000	2,199,583
5.25%, 2/15/2026	3,332,000	2,566,340
7.50%, 9/15/2025	9,657,000	8,922,778
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	3,921,000	3,333,438
3.75%, 12/31/2024 (a)	2,699,000	2,456,090
4.38%, 1/15/2027 (a)	4,412,000	3,844,749
4.75%, 3/15/2025	1,474,000	1,369,685
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC 7.88%, 2/15/2025 (a)	15,593,000	15,046,777
XHR L.P. 6.38%, 8/15/2025 (a)	1,205,000	1,165,970
		121,460,493
RETAIL — 3.7%
1011778 BC ULC/New Red Finance, Inc. 5.75%, 4/15/2025 (a) (b)	1,972,000	1,986,159
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	2,917,000	2,100,123
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a)	4,168,000	4,066,759
Bath & Body Works, Inc. 9.38%, 7/1/2025 (a)	2,009,000	2,036,523
BCPE Ulysses Intermediate, Inc. 7.75%, 4/1/2027 (a)	2,868,000	1,764,136
Brinker International, Inc. 5.00%, 10/1/2024 (a)	2,347,000	2,203,622
Carvana Co.:
5.50%, 4/15/2027 (a) (b)	4,197,000	2,721,964
5.63%, 10/1/2025 (a) (b)	3,511,000	2,695,816
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	4,676,000	4,114,319
Security Description	Principal Amount	Value
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	$ 4,004,000	$ 3,965,281
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	7,053,000	6,660,360
8.50%, 10/30/2025 (a)	3,792,865	3,673,921
Ferrellgas L.P./Ferrellgas Finance Corp. 5.38%, 4/1/2026 (a)	3,945,000	3,426,548
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	4,417,000	3,896,766
IRB Holding Corp. 7.00%, 6/15/2025 (a)	4,439,000	4,332,109
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	1,323,000	1,271,972
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	4,878,000	4,148,300
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	8,977,000	8,304,084
Nordstrom, Inc.:
4.00%, 3/15/2027 (b)	1,977,000	1,740,590
6.95%, 3/15/2028 (b)	188,000	178,515
Party City Holdings, Inc. 8.75%, 2/15/2026 (a) (b)	5,219,000	3,512,491
Penske Automotive Group, Inc. 3.50%, 9/1/2025 (b)	3,590,000	3,369,789
QVC, Inc.:
4.45%, 2/15/2025	4,421,000	3,944,018
4.85%, 4/1/2024	5,652,000	5,300,785
WI, 4.75%, 2/15/2027	4,612,000	3,677,378
Rite Aid Corp.:
7.50%, 7/1/2025 (a)	2,138,000	1,732,913
8.00%, 11/15/2026 (a) (b)	5,544,000	4,312,234
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025	5,497,000	5,168,170
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a)	5,013,000	4,248,117
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	4,846,000	4,020,726
Staples, Inc.:
7.50%, 4/15/2026 (a)	15,466,000	12,825,026
10.75%, 4/15/2027 (a) (b)	8,584,000	5,682,093
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.88%, 3/1/2027	2,329,000	2,188,492
		125,270,099

See accompanying notes to financial statements.
222

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
SEMICONDUCTORS — 0.1%
ams-OSRAM AG 7.00%, 7/31/2025 (a) (b)	$ 3,380,000	$ 3,234,930
Microchip Technology, Inc. 0.97%, 2/15/2024	197,000	187,176
		3,422,106
SOFTWARE — 1.1%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	2,326,000	2,248,242
Boxer Parent Co., Inc.:
7.13%, 10/2/2025 (a)	5,364,000	5,137,854
9.13%, 3/1/2026 (a)	3,235,000	3,018,352
Camelot Finance SA 4.50%, 11/1/2026 (a)	3,276,000	3,002,782
CDK Global, Inc.:
4.88%, 6/1/2027	758,000	751,413
5.00%, 10/15/2024	1,813,000	1,785,551
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	7,097,000	6,919,362
Escrow RCN Corp. 11.63%, 4/15/2023 (e)	154,000	11,165
Fair Isaac Corp. 5.25%, 5/15/2026 (a)	2,259,000	2,222,720
PTC, Inc. 3.63%, 2/15/2025 (a)	1,937,000	1,842,087
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 9/1/2025 (a)	13,820,000	10,391,120
		37,330,648
TELECOMMUNICATIONS — 7.6%
Altice France Holding SA 10.50%, 5/15/2027 (a) (b)	11,130,000	9,318,481
Altice France SA 8.13%, 2/1/2027 (a)	15,524,000	14,304,435
Avanti Communications Group PLC 9.00%, 10/1/2022 (a)	1,795,886	268,144
CommScope Technologies LLC:
5.00%, 3/15/2027 (a) (b)	1,957,000	1,455,812
6.00%, 6/15/2025 (a)	7,793,500	6,741,455
CommScope, Inc.:
6.00%, 3/1/2026 (a)	11,149,000	10,277,594
8.25%, 3/1/2027 (a) (b)	11,117,000	8,847,020
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/1/2026 (a)	14,641,000	13,084,369
DKT Finance ApS 9.38%, 6/17/2023 (a)	5,166,150	4,957,902
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	8,940,000	8,266,818
6.63%, 8/1/2026 (b)	3,262,000	2,854,772
Security Description	Principal Amount	Value
Iliad Holding SASU 6.50%, 10/15/2026 (a)	$ 8,620,000	$ 7,755,242
Intrado Corp. 8.50%, 10/15/2025 (a) (b)	4,794,000	4,160,952
Level 3 Financing, Inc.:
5.25%, 3/15/2026	6,815,000	6,532,109
5.38%, 5/1/2025	3,955,000	3,843,073
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	11,408,000	9,644,665
5.13%, 12/15/2026 (a)	6,300,000	5,310,648
5.63%, 4/1/2025	5,078,000	4,820,444
Series W, 6.75%, 12/1/2023	7,122,000	7,070,081
Series Y, 7.50%, 4/1/2024 (b)	8,390,000	8,319,608
Maxar Technologies, Inc. 7.75%, 6/15/2027 (a) (b)	1,538,000	1,530,018
Nokia Oyj 4.38%, 6/12/2027	803,000	761,027
Sprint Communications, Inc. 6.00%, 11/15/2022	12,731,000	12,821,517
Sprint Corp.:
7.13%, 6/15/2024	13,026,980	13,400,464
7.63%, 2/15/2025	10,183,000	10,630,237
7.63%, 3/1/2026	5,264,000	5,552,625
7.88%, 9/15/2023	24,238,000	25,034,218
Telecom Italia SpA 5.30%, 5/30/2024 (a)	11,564,000	11,116,358
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	385,000	225,364
5.63%, 12/6/2026 (a)	3,157,000	1,965,738
T-Mobile USA, Inc.:
2.25%, 2/15/2026	7,321,000	6,594,610
2.25%, 2/15/2026 (a)	781,000	705,540
2.63%, 4/15/2026	5,607,000	5,089,474
5.38%, 4/15/2027	5,875,000	5,819,364
Viasat, Inc. 5.63%, 9/15/2025 (a)	7,179,000	5,824,825
ViaSat, Inc. 5.63%, 4/15/2027 (a)	2,742,000	2,382,277
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	13,142,000	10,902,078
		258,189,358
TOYS/GAMES/HOBBIES — 0.1%
Mattel, Inc. 3.38%, 4/1/2026 (a)	4,564,000	4,191,578
TRANSPORTATION — 0.3%
Altera Infrastructure L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	7,966,000	4,252,968
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	629,000	580,171
Western Global Airlines LLC 10.38%, 8/15/2025 (a) (b)	3,486,000	3,368,905

See accompanying notes to financial statements.
223

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
XPO Logistics, Inc. 6.25%, 5/1/2025 (a) (b)	$ 2,653,000	$ 2,639,655
		10,841,699
TRUCKING & LEASING — 0.2%
Fly Leasing, Ltd. 7.00%, 10/15/2024 (a)	1,413,000	1,046,312
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/1/2025 (a)	6,332,000	5,976,838
		7,023,150
WATER — 0.1%
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a) (b)	3,058,000	2,899,871
TOTAL CORPORATE BONDS & NOTES (Cost $3,738,100,122)		3,364,170,870
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
SWITZERLAND — 0.1%
VistaJet Malta Finance PLC/XO Management Holding, Inc. 7.88%, 5/1/2027 (a) (Cost $3,790,546)	4,002,000	3,531,005
	Shares
COMMON STOCKS — 0.0% (d)
CONSTRUCTION & ENGINEERING — 0.0% (d)
Abengoa SA Class A (f)	1,017,249	20,313
Abengoa SA Class B (f)	10,518,618	52,784
		73,097
HOUSEHOLD PRODUCTS — 0.0% (d)
Cenveo Enterprises, Inc. (e)	9,870	59,220
MEDIA — 0.0% (d)
Clear Channel Outdoor Holdings, Inc. (f)	70,012	74,913
iHeartMedia, Inc. Class A (f)	29,774	234,917
		309,830
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Amplify Energy Corp. (f)	46,662	305,169
TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Erickson, Inc. (f)	3,081	1,386
Erickson, Inc.	4,342	1,954
		3,340
TOTAL COMMON STOCKS (Cost $13,277,981)		750,656

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
Intelsat Jackson Holdings SA Senior Secured 2021 Exit Term Loan B, 6 Month SOFR + 4.25% 4.92%, 2/1/2029 (g) (Cost $2,359,064)	$ 2,382,109	$ 2,191,112
	SHARES	VALUE
WARRANTS — 0.0% (d)
ADVERTISING SERVICES — 0.0% (d)
Affinion Group, Inc. (expiring 11/20/22) (b) (e)	11,802	—
CONSTRUCTION & ENGINEERING — 0.0% (d)
Abengoa Abenewco 2 SAU (expiring 10/11/24) (a) (e)	4,407,135	—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 8.4%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (h) (i)	12,512,930	12,511,679
State Street Navigator Securities Lending Portfolio II (j) (k)	273,807,319	273,807,319
TOTAL SHORT-TERM INVESTMENTS (Cost $286,318,998)		286,318,998
TOTAL INVESTMENTS — 107.3% (Cost $4,043,846,711)		3,656,962,641
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.3)%		(249,898,947)
NET ASSETS — 100.0%		$ 3,407,063,694
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 67.6% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Security is currently in default and/or issuer is in bankruptcy.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2022, total aggregate fair value of the securities is $80,302, representing 0.00% of the Fund's net assets.

See accompanying notes to financial statements.
224

SPDR BLOOMBERG SHORT TERM HIGH YIELD BOND ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

(f)	Non-income producing security.
(g)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2022.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$3,364,149,788	$21,082	$3,364,170,870
Foreign Government Obligations	—	3,531,005	—	3,531,005
Common Stocks	616,953	74,483	59,220	750,656
Senior Floating Rate Loans	—	2,191,112	—	2,191,112
Warrants	—	—	0(a)	0
Short-Term Investments	286,318,998	—	—	286,318,998
TOTAL INVESTMENTS	$286,935,951	$3,369,946,388	$80,302	$3,656,962,641
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2022.

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	105,446,669	$105,478,303	$1,121,414,534	$1,214,374,942	$(5,965)	$(251)	12,512,930	$ 12,511,679	$ 68,378
State Street Navigator Securities Lending Portfolio II	265,455,794	265,455,794	737,472,061	729,120,536	—	—	273,807,319	273,807,319	1,148,991
Total		$370,934,097	$1,858,886,595	$1,943,495,478	$(5,965)	$(251)		$286,318,998	$1,217,369

See accompanying notes to financial statements.
225

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.0%
AIRLINES — 0.0% (a)
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	$ 1,820	$ 1,531
United Airlines Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	10,464	9,775
		11,306
APPAREL — 1.1%
NIKE, Inc.:
2.75%, 3/27/2027	75,000	72,169
2.85%, 3/27/2030	10,000	9,182
3.25%, 3/27/2040	50,000	42,824
3.38%, 3/27/2050	50,000	42,522
3.63%, 5/1/2043	75,000	66,210
PVH Corp. 4.63%, 7/10/2025	25,000	24,958
		257,865
AUTO MANUFACTURERS — 1.7%
American Honda Finance Corp. Series MTN, 0.55%, 7/12/2024	50,000	47,044
General Motors Co.:
5.95%, 4/1/2049	75,000	69,763
6.13%, 10/1/2025	50,000	51,701
General Motors Financial Co., Inc.:
4.00%, 10/6/2026	50,000	47,758
4.25%, 5/15/2023	25,000	25,027
5.10%, 1/17/2024	50,000	50,498
Toyota Motor Credit Corp. Series MTN, 2.90%, 4/17/2024	125,000	123,805
		415,596
BANKS — 24.1%
Banco Bilbao Vizcaya Argentaria SA 0.88%, 9/18/2023	25,000	24,147
Banco Santander SA:
2.71%, 6/27/2024	50,000	48,860
4.38%, 4/12/2028	35,000	33,675
Bank of America Corp.:
5 Year CMT + 2.00%, 3.85%, 3/8/2037 (b)	50,000	43,304
SOFR + 1.05%, 2.55%, 2/4/2028 (b)	75,000	68,251
SOFR + 1.32%, 2.69%, 4/22/2032 (b)	150,000	126,040
SOFR + 1.56%, 2.97%, 7/21/2052 (b)	25,000	17,825
Security Description	Principal Amount	Value
SOFR + 1.58%, 3.31%, 4/22/2042 (b)	$ 100,000	$ 78,536
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (b)	25,000	21,524
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (b)	325,000	292,165
Bank of Montreal:
5 Year CMT + 1.40%, 3.09%, 1/10/2037 (b)	25,000	20,449
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (b)	75,000	69,641
Series E, 3.30%, 2/5/2024	25,000	24,944
Series MTN, 0.63%, 7/9/2024	50,000	47,040
Series MTN, 1.85%, 5/1/2025	175,000	165,546
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (b)	150,000	133,588
Bank of New York Mellon Corp.:
3.99%, 6/13/2028	25,000	24,736
4.29%, 6/13/2033	25,000	24,503
Series MTN, 1.60%, 4/24/2025	50,000	47,038
Bank of Nova Scotia:
0.65%, 7/31/2024	50,000	46,899
4.50%, 12/16/2025	100,000	100,123
Barclays PLC SOFR + 2.71%, 2.85%, 5/7/2026 (b)	200,000	188,900
BNP Paribas SA Series MTN, 3.25%, 3/3/2023	125,000	125,246
Canadian Imperial Bank of Commerce 3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (b)	50,000	49,991
Citigroup, Inc.:
4.13%, 7/25/2028	100,000	96,008
4.65%, 7/23/2048	50,000	46,513
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	100,000	94,553
SOFR + 1.38%, 2.90%, 11/3/2042 (b)	25,000	18,215
SOFR + 2.09%, 4.91%, 5/24/2033	50,000	49,357
SOFR + 2.84%, 3.11%, 4/8/2026 (b)	50,000	48,078
SOFR + 3.91%, 4.41%, 3/31/2031 (b)	75,000	71,830
SOFR + 4.55%, 5.32%, 3/26/2041 (b)	25,000	25,117
Deutsche Bank AG 4.10%, 1/13/2026	50,000	49,167
Goldman Sachs Group, Inc.:
3.80%, 3/15/2030	25,000	23,159
3.85%, 1/26/2027	100,000	96,745
6.25%, 2/1/2041	50,000	55,328

See accompanying notes to financial statements.
226

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (b)	$ 50,000	$ 45,505
SOFR + 0.49%, 0.93%, 10/21/2024 (b)	100,000	95,745
SOFR + 1.26%, 2.65%, 10/21/2032 (b)	75,000	61,828
SOFR + 1.47%, 2.91%, 7/21/2042 (b)	25,000	18,232
Series MTN, 3.85%, 7/8/2024	75,000	75,215
HSBC Holdings PLC:
6.80%, 6/1/2038	25,000	27,139
SOFR + 1.43%, 3.00%, 3/10/2026 (b)	100,000	95,416
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	100,000	85,567
SOFR + 2.53%, 4.76%, 3/29/2033 (b)	75,000	69,273
JPMorgan Chase & Co.:
4.13%, 12/15/2026	50,000	49,633
4.85%, 2/1/2044	37,000	36,227
5.63%, 8/16/2043	125,000	130,762
6.40%, 5/15/2038	100,000	113,752
7.63%, 10/15/2026	50,000	56,448
8.75%, 9/1/2030	50,000	61,181
3 Month SOFR + 0.60%, 0.65%, 9/16/2024 (b)	100,000	95,924
3 Month SOFR + 1.59%, 2.01%, 3/13/2026 (b)	150,000	140,445
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (b)	25,000	23,990
SOFR + 1.07%, 1.95%, 2/4/2032 (b)	50,000	39,938
SOFR + 1.46%, 3.16%, 4/22/2042 (b)	50,000	38,831
SOFR + 1.58%, 3.33%, 4/22/2052 (b)	25,000	19,114
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	100,000	89,057
SOFR + 2.44%, 3.11%, 4/22/2051 (b)	125,000	92,087
Lloyds Banking Group PLC:
4.05%, 8/16/2023	50,000	50,156
4.34%, 1/9/2048	150,000	123,106
4.38%, 3/22/2028	50,000	48,556
1 year CMT + 1.00%, 2.44%, 2/5/2026 (b)	250,000	236,835
Morgan Stanley:
4.38%, 1/22/2047	50,000	45,372
4.88%, 11/1/2022	50,000	50,432
7.25%, 4/1/2032	50,000	58,998
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (b)	50,000	47,319
SOFR + 0.88%, 1.59%, 5/4/2027 (b)	50,000	44,600
SOFR + 1.36%, 2.48%, 9/16/2036 (b)	100,000	76,893
Security Description	Principal Amount	Value
SOFR + 1.49%, 3.22%, 4/22/2042 (b)	$ 25,000	$ 19,610
SOFR + 1.99%, 2.19%, 4/28/2026 (b)	125,000	117,239
Series F, 3.88%, 4/29/2024	50,000	50,143
Series GMTN, 4.35%, 9/8/2026	50,000	49,488
National Bank of Canada Series MTN, 2.10%, 2/1/2023	25,000	24,806
Natwest Group PLC 3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (b)	200,000	197,906
Royal Bank of Canada Series MTN, 1.15%, 6/10/2025	100,000	92,520
Santander Holdings USA, Inc. SOFR + 1.25%, 2.49%, 1/6/2028 (b)	50,000	44,129
Toronto-Dominion Bank:
3.77%, 6/6/2025	25,000	24,858
4.46%, 6/8/2032	25,000	24,721
USD 5 Year swap Rate + 2.21%, 3.63%, 9/15/2031 (b)	125,000	120,294
Series MTN, 2.65%, 6/12/2024	50,000	49,064
Westpac Banking Corp.:
3.40%, 1/25/2028	50,000	47,930
4.42%, 7/24/2039	25,000	22,394
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (b)	100,000	96,312
		5,822,031
BEVERAGES — 4.2%
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040	50,000	44,787
5.45%, 1/23/2039	15,000	15,235
5.80%, 1/23/2059	100,000	104,163
8.20%, 1/15/2039	125,000	161,956
Coca-Cola Co. 2.90%, 5/25/2027	100,000	97,516
Diageo Capital PLC:
2.00%, 4/29/2030	50,000	42,681
3.88%, 5/18/2028	200,000	198,542
3.88%, 4/29/2043	25,000	22,324
Diageo Captial PLC 2.38%, 10/24/2029	75,000	66,499
Diageo Investment Corp.:
4.25%, 5/11/2042	75,000	70,714
7.45%, 4/15/2035	15,000	19,092
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031	25,000	20,549
3.35%, 3/15/2051	25,000	18,528
PepsiCo, Inc.:
1.63%, 5/1/2030	5,000	4,240

See accompanying notes to financial statements.
227

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
2.63%, 10/21/2041	$ 50,000	$ 39,293
3.45%, 10/6/2046	25,000	21,528
7.00%, 3/1/2029	50,000	58,867
		1,006,514
BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
2.30%, 2/25/2031	16,000	13,589
2.77%, 9/1/2053	50,000	33,734
3.13%, 5/1/2025	72,000	70,691
3.15%, 2/21/2040	50,000	39,669
Baxalta, Inc. 5.25%, 6/23/2045	50,000	49,847
Biogen, Inc. 3.63%, 9/15/2022	4,000	4,012
		211,542
BUILDING MATERIALS — 1.0%
Carrier Global Corp.:
2.24%, 2/15/2025	25,000	23,752
3.38%, 4/5/2040	25,000	19,635
Johnson Controls International PLC 4.95%, 7/2/2064 (b) (c)	50,000	43,988
Owens Corning:
3.95%, 8/15/2029	100,000	92,695
4.30%, 7/15/2047	75,000	61,444
		241,514
CHEMICALS — 0.4%
Air Products & Chemicals, Inc. 2.05%, 5/15/2030	25,000	21,634
Dow Chemical Co.:
2.10%, 11/15/2030	25,000	20,594
3.60%, 11/15/2050	25,000	19,086
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	25,000	21,382
Linde, Inc. 1.10%, 8/10/2030	25,000	20,027
		102,723
COMMERCIAL SERVICES — 1.0%
Moody's Corp. 4.25%, 2/1/2029	25,000	24,837
RELX Capital, Inc. 3.00%, 5/22/2030	25,000	22,418
S&P Global, Inc.:
1.25%, 8/15/2030	100,000	79,306
2.30%, 8/15/2060	100,000	61,440
2.50%, 12/1/2029	25,000	22,105
Verisk Analytics, Inc. 4.13%, 9/12/2022	25,000	24,982
		235,088
COMPUTERS — 6.3%
Apple, Inc.:
0.55%, 8/20/2025	50,000	45,876
Security Description	Principal Amount	Value
2.38%, 2/8/2041	$ 125,000	$ 95,661
2.55%, 8/20/2060	50,000	34,336
2.65%, 2/8/2051	50,000	36,954
2.70%, 8/5/2051	25,000	18,737
2.80%, 2/8/2061	125,000	89,475
2.85%, 5/11/2024	50,000	49,698
2.90%, 9/12/2027	50,000	48,253
3.20%, 5/11/2027	100,000	98,477
3.35%, 2/9/2027	50,000	49,676
4.50%, 2/23/2036	25,000	26,002
4.65%, 2/23/2046	175,000	180,869
Dell International LLC/EMC Corp.:
5.30%, 10/1/2029	50,000	49,313
8.35%, 7/15/2046	7,000	8,722
Hewlett Packard Enterprise Co. 4.40%, 10/15/2022	75,000	75,121
HP, Inc.:
1.45%, 6/17/2026	50,000	44,238
2.65%, 6/17/2031	75,000	60,193
3.00%, 6/17/2027	125,000	115,540
3.40%, 6/17/2030	50,000	43,636
4.20%, 4/15/2032	100,000	89,263
6.00%, 9/15/2041	75,000	75,880
International Business Machines Corp.:
2.85%, 5/15/2040	100,000	76,047
3.30%, 1/27/2027	50,000	48,569
3.63%, 2/12/2024	50,000	50,142
4.25%, 5/15/2049	15,000	13,254
		1,523,932
COSMETICS/PERSONAL CARE — 2.0%
GSK Consumer Healthcare Capital US LLC 4.00%, 3/24/2052 (d)	50,000	43,099
Procter & Gamble Co. 2.85%, 8/11/2027	50,000	48,446
Unilever Capital Corp.:
2.13%, 9/6/2029	175,000	154,121
2.60%, 5/5/2024	150,000	147,796
3.50%, 3/22/2028	100,000	97,776
		491,238
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc. 1.85%, 2/15/2025	25,000	23,795
DIVERSIFIED FINANCIAL SERVICES — 0.7%
American Express Co. SOFR + 2.26%, 4.99%, 5/26/2033 (b)	25,000	24,989
Mastercard, Inc. 3.50%, 2/26/2028	75,000	73,930
Visa, Inc.:
1.90%, 4/15/2027	25,000	23,074
2.75%, 9/15/2027	25,000	23,868

See accompanying notes to financial statements.
228

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.30%, 12/14/2045	$ 25,000	$ 24,689
		170,550
ELECTRIC — 5.4%
American Electric Power Co., Inc. 3.25%, 3/1/2050	50,000	36,014
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	25,000	21,309
4.25%, 9/15/2048	50,000	46,082
Commonwealth Edison Co.:
2.20%, 3/1/2030	8,000	6,944
6.45%, 1/15/2038	25,000	29,249
Series 130, 3.13%, 3/15/2051	25,000	19,257
Dominion Energy South Carolina, Inc. 5.45%, 2/1/2041	25,000	26,122
Dominion Energy, Inc. 7.00%, 6/15/2038	25,000	28,929
DTE Electric Co.:
Series B, 3.25%, 4/1/2051	25,000	20,081
Series C, 2.63%, 3/1/2031	25,000	22,195
Duke Energy Corp.:
3.75%, 4/15/2024	50,000	49,981
3.75%, 9/1/2046	100,000	78,868
Enel Chile SA 4.88%, 6/12/2028	75,000	71,799
Eversource Energy Series O, 4.25%, 4/1/2029	50,000	48,832
Exelon Corp.:
3.40%, 4/15/2026	25,000	24,262
4.70%, 4/15/2050	50,000	46,634
5.10%, 6/15/2045	25,000	24,664
Florida Power & Light Co. 2.88%, 12/4/2051	25,000	18,750
Indiana Michigan Power Co. 6.05%, 3/15/2037	25,000	27,425
NextEra Energy Capital Holdings, Inc.:
4.63%, 7/15/2027	50,000	50,649
5.00%, 7/15/2032	25,000	25,612
Northern States Power Co. 4.50%, 6/1/2052	25,000	24,569
NSTAR Electric Co. 3.20%, 5/15/2027	25,000	24,117
Ohio Power Co. 4.00%, 6/1/2049	25,000	21,602
Oncor Electric Delivery Co. LLC:
3.70%, 5/15/2050	25,000	21,657
5.30%, 6/1/2042	25,000	26,518
5.75%, 3/15/2029	25,000	27,042
Public Service Co. of Colorado 6.50%, 8/1/2038	50,000	59,066
Public Service Electric & Gas Co.:
Series MTN, 2.70%, 5/1/2050	25,000	17,951
Series MTN, 3.65%, 9/1/2028	50,000	48,695
Security Description	Principal Amount	Value
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	$ 25,000	$ 19,886
San Diego Gas & Electric Co. Series UUU, 3.32%, 4/15/2050	50,000	38,768
Sempra Energy:
3.40%, 2/1/2028	50,000	47,219
4.00%, 2/1/2048	75,000	62,113
Virginia Electric & Power Co.:
2.95%, 11/15/2051	25,000	18,564
8.88%, 11/15/2038	25,000	35,289
Series C, 4.63%, 5/15/2052	25,000	24,269
Wisconsin Power & Light Co. 3.65%, 4/1/2050	50,000	40,719
Xcel Energy, Inc. 3.40%, 6/1/2030	25,000	22,994
		1,304,696
ELECTRONICS — 0.3%
Flex, Ltd. 5.00%, 2/15/2023	50,000	50,289
Keysight Technologies, Inc. 4.60%, 4/6/2027	25,000	25,091
		75,380
FOOD — 1.6%
Campbell Soup Co.:
3.95%, 3/15/2025	25,000	24,960
4.15%, 3/15/2028	100,000	97,894
4.80%, 3/15/2048	50,000	46,624
Conagra Brands, Inc. 5.30%, 11/1/2038	25,000	23,611
General Mills, Inc.:
3.00%, 2/1/2051	75,000	54,430
3.20%, 2/10/2027	25,000	24,030
Kellogg Co. 3.25%, 4/1/2026	50,000	48,585
Kroger Co. 1.70%, 1/15/2031	25,000	19,881
Mondelez International, Inc. 1.50%, 5/4/2025	50,000	46,695
		386,710
FOREST PRODUCTS & PAPER — 0.1%
International Paper Co. 4.35%, 8/15/2048	14,000	12,401
GAS — 0.3%
Piedmont Natural Gas Co., Inc. 2.50%, 3/15/2031	50,000	42,236
Southern California Gas Co. 3.15%, 9/15/2024	25,000	24,840
		67,076
HAND & MACHINE TOOLS — 0.2%
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	50,000	49,073

See accompanying notes to financial statements.
229

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 1.2%
Abbott Laboratories:
4.75%, 11/30/2036	$ 50,000	$ 53,027
4.90%, 11/30/2046	25,000	26,274
Baxter International, Inc.:
1.92%, 2/1/2027	50,000	44,778
3.13%, 12/1/2051	25,000	18,191
3.50%, 8/15/2046	25,000	19,555
3.95%, 4/1/2030	25,000	23,957
Boston Scientific Corp. 4.70%, 3/1/2049	3,000	2,867
Koninklijke Philips NV 6.88%, 3/11/2038	25,000	28,601
Medtronic, Inc. 4.63%, 3/15/2045	25,000	25,078
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	50,000	41,954
		284,282
HOUSEHOLD PRODUCTS & WARES — 0.3%
Kimberly-Clark Corp.:
3.20%, 4/25/2029	25,000	23,845
5.30%, 3/1/2041	50,000	52,564
		76,409
INSURANCE — 1.8%
Aegon NV 6 Month USD LIBOR + 3.54%, 5.50%, 4/11/2048 (b)	50,000	48,046
AXA SA 8.60%, 12/15/2030	75,000	88,825
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029	50,000	44,596
4.30%, 4/15/2043	50,000	44,241
MetLife, Inc. 4.55%, 3/23/2030	75,000	75,618
Prudential Financial, Inc.:
Series MTN, 2.10%, 3/10/2030	50,000	42,576
Series MTN, 3.70%, 3/13/2051	25,000	20,849
Travelers Cos., Inc. 3.05%, 6/8/2051	25,000	19,071
XLIT, Ltd. 5.50%, 3/31/2045	50,000	51,729
		435,551
INTERNET — 0.6%
Alphabet, Inc.:
0.80%, 8/15/2027	25,000	21,718
1.90%, 8/15/2040	25,000	17,869
Amazon.com, Inc.:
2.40%, 2/22/2023	4,000	3,988
4.05%, 8/22/2047	3,000	2,813
4.25%, 8/22/2057	3,000	2,817
Security Description	Principal Amount	Value
eBay, Inc.:
1.90%, 3/11/2025	$ 50,000	$ 47,028
3.65%, 5/10/2051	75,000	57,847
		154,080
MACHINERY, CONSTRUCTION & MINING — 0.4%
Caterpillar Financial Services Corp. Series MTN, 3.30%, 6/9/2024	50,000	49,965
Caterpillar, Inc. 4.30%, 5/15/2044	50,000	48,541
		98,506
MACHINERY-DIVERSIFIED — 1.6%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	100,000	88,395
4.20%, 1/15/2024	150,000	150,018
Deere & Co. 3.75%, 4/15/2050	25,000	22,853
John Deere Capital Corp.:
1.45%, 1/15/2031	25,000	20,336
Series MTN, 0.45%, 1/17/2024	25,000	23,981
Xylem, Inc.:
3.25%, 11/1/2026	50,000	48,257
4.38%, 11/1/2046	25,000	22,677
		376,517
MEDIA — 0.8%
Thomson Reuters Corp. 4.30%, 11/23/2023	50,000	50,389
Walt Disney Co.:
1.75%, 1/13/2026	50,000	46,609
2.65%, 1/13/2031	50,000	44,016
3.50%, 5/13/2040	50,000	42,697
3.60%, 1/13/2051	25,000	20,873
		204,584
MINING — 2.5%
Barrick Gold Corp. 6.45%, 10/15/2035	15,000	16,632
Newmont Corp. 6.25%, 10/1/2039	125,000	137,324
Rio Tinto Alcan, Inc. 5.75%, 6/1/2035	50,000	54,819
Rio Tinto Finance USA PLC 4.75%, 3/22/2042	150,000	149,365
Rio Tinto Finance USA, Ltd. 7.13%, 7/15/2028	50,000	57,525
Teck Resources, Ltd.:
3.90%, 7/15/2030	50,000	45,986
5.20%, 3/1/2042	150,000	136,547
		598,198
MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
Series MTN, 3.63%, 10/15/2047	25,000	21,358

See accompanying notes to financial statements.
230

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series MTN, 3.88%, 6/15/2044	$ 25,000	$ 21,930
		43,288
OFFICE FURNISHINGS — 0.2%
Steelcase, Inc. 5.13%, 1/18/2029	50,000	46,552
OIL & GAS — 1.7%
BP Capital Markets America, Inc.:
2.72%, 1/12/2032	25,000	21,538
3.38%, 2/8/2061	25,000	18,523
Cenovus Energy, Inc. 4.25%, 4/15/2027	25,000	24,530
ConocoPhillips Co. 4.03%, 3/15/2062 (d)	50,000	42,719
Hess Corp.:
6.00%, 1/15/2040	25,000	25,628
7.30%, 8/15/2031	5,000	5,595
Marathon Petroleum Corp. 3.80%, 4/1/2028	50,000	47,312
Shell International Finance B.V.:
2.75%, 4/6/2030	50,000	45,148
3.25%, 4/6/2050	50,000	39,481
3.88%, 11/13/2028	25,000	24,667
Suncor Energy, Inc. 6.80%, 5/15/2038	50,000	56,101
TotalEnergies Capital International SA:
2.43%, 1/10/2025	50,000	48,588
2.99%, 6/29/2041	25,000	19,757
		419,587
PACKAGING & CONTAINERS — 0.1%
WRKCo, Inc. 4.90%, 3/15/2029	25,000	25,141
PHARMACEUTICALS — 7.3%
AbbVie, Inc.:
3.85%, 6/15/2024	100,000	99,978
4.25%, 11/21/2049	50,000	44,318
4.30%, 5/14/2036	75,000	70,468
AstraZeneca PLC:
3.13%, 6/12/2027	50,000	48,171
4.38%, 11/16/2045	25,000	24,257
Becton Dickinson & Co.:
1.96%, 2/11/2031	50,000	40,442
3.70%, 6/6/2027	15,000	14,520
3.79%, 5/20/2050	50,000	41,312
4.69%, 12/15/2044	125,000	115,800
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027	50,000	43,948
3.40%, 7/26/2029	16,000	15,456
3.55%, 3/15/2042	25,000	21,931
4.25%, 10/26/2049	50,000	46,980
CVS Health Corp.:
2.13%, 9/15/2031	25,000	20,249
3.63%, 4/1/2027	75,000	73,045
Security Description	Principal Amount	Value
5.05%, 3/25/2048	$ 50,000	$ 47,837
6.13%, 9/15/2039	25,000	26,897
GlaxoSmithKline Capital PLC 0.53%, 10/1/2023	15,000	14,497
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	21,000	21,058
6.38%, 5/15/2038	25,000	29,877
Johnson & Johnson:
0.55%, 9/1/2025	50,000	46,154
1.30%, 9/1/2030	50,000	42,165
2.25%, 9/1/2050	50,000	35,000
Merck & Co., Inc.:
2.15%, 12/10/2031	50,000	43,041
2.35%, 6/24/2040	25,000	18,824
2.75%, 12/10/2051	25,000	18,527
3.40%, 3/7/2029	50,000	48,411
4.15%, 5/18/2043	75,000	71,150
Novartis Capital Corp.:
1.75%, 2/14/2025	200,000	193,050
2.00%, 2/14/2027	25,000	23,271
2.75%, 8/14/2050	25,000	19,442
4.40%, 5/6/2044	25,000	24,961
Pfizer, Inc.:
0.80%, 5/28/2025	25,000	23,310
2.55%, 5/28/2040	25,000	19,699
2.70%, 5/28/2050	25,000	19,126
7.20%, 3/15/2039	25,000	32,748
Sanofi:
3.38%, 6/19/2023	100,000	99,917
3.63%, 6/19/2028	50,000	49,314
Viatris, Inc. 2.70%, 6/22/2030	25,000	20,091
Wyeth LLC 6.45%, 2/1/2024	50,000	52,291
		1,761,533
PIPELINES — 1.3%
Enbridge, Inc.:
3.13%, 11/15/2029	25,000	22,635
4.00%, 11/15/2049	25,000	20,953
Kinder Morgan, Inc.:
1.75%, 11/15/2026	50,000	44,348
2.00%, 2/15/2031	50,000	39,998
5.05%, 2/15/2046	50,000	44,683
TransCanada PipeLines, Ltd. 7.63%, 1/15/2039	50,000	61,800
Transcontinental Gas Pipe Line Co. LLC 4.60%, 3/15/2048	25,000	22,830
Williams Cos., Inc. 3.50%, 11/15/2030	50,000	45,026
		302,273
REAL ESTATE INVESTMENT TRUSTS — 7.7%
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	50,000	37,612

See accompanying notes to financial statements.
231

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
2.00%, 5/18/2032	$ 50,000	$ 39,492
3.00%, 5/18/2051	25,000	16,931
AvalonBay Communities, Inc.:
2.05%, 1/15/2032	50,000	41,417
Series GMTN, 3.50%, 11/15/2024	50,000	49,384
Series MTN, 3.20%, 1/15/2028	75,000	70,756
Series MTN, 3.90%, 10/15/2046	75,000	64,958
Boston Properties L.P.:
2.75%, 10/1/2026	75,000	69,878
3.25%, 1/30/2031	100,000	85,738
3.40%, 6/21/2029	75,000	67,108
3.65%, 2/1/2026	100,000	97,094
3.80%, 2/1/2024	225,000	224,080
Brixmor Operating Partnership L.P. 3.90%, 3/15/2027	50,000	47,881
Digital Realty Trust L.P. 4.45%, 7/15/2028	25,000	24,256
Healthpeak Properties, Inc.:
2.88%, 1/15/2031	25,000	21,535
3.00%, 1/15/2030	50,000	44,111
3.25%, 7/15/2026	100,000	95,951
3.50%, 7/15/2029	50,000	46,080
6.75%, 2/1/2041	25,000	28,357
Host Hotels & Resorts L.P.:
Series E, 4.00%, 6/15/2025	100,000	97,706
Series I, 3.50%, 9/15/2030	75,000	63,990
Series J, 2.90%, 12/15/2031	50,000	39,689
Kilroy Realty L.P.:
2.50%, 11/15/2032	75,000	58,552
2.65%, 11/15/2033	50,000	38,778
4.25%, 8/15/2029	50,000	47,090
4.38%, 10/1/2025	25,000	24,635
Prologis L.P. 2.25%, 4/15/2030	25,000	21,640
Regency Centers L.P. 3.60%, 2/1/2027	25,000	24,189
Simon Property Group L.P.:
2.20%, 2/1/2031	25,000	20,301
3.38%, 12/1/2027	75,000	70,372
Ventas Realty L.P.:
3.75%, 5/1/2024	25,000	24,831
4.00%, 3/1/2028	50,000	47,843
Welltower, Inc.:
2.75%, 1/15/2032	50,000	41,729
2.80%, 6/1/2031	25,000	21,053
Weyerhaeuser Co. 4.00%, 4/15/2030	50,000	47,064
		1,862,081
RETAIL — 1.8%
Home Depot, Inc.:
2.95%, 6/15/2029	50,000	46,727
Security Description	Principal Amount	Value
3.13%, 12/15/2049	$ 50,000	$ 38,981
3.50%, 9/15/2056	15,000	12,245
5.88%, 12/16/2036	25,000	28,717
5.95%, 4/1/2041	25,000	28,526
Lowe's Cos., Inc.:
3.75%, 4/1/2032	50,000	46,401
5.13%, 4/15/2050	50,000	49,009
Target Corp.:
2.25%, 4/15/2025	49,000	47,355
3.63%, 4/15/2046	5,000	4,298
Walmart, Inc.:
1.80%, 9/22/2031	50,000	42,506
2.50%, 9/22/2041	25,000	19,368
2.65%, 9/22/2051	25,000	18,834
2.85%, 7/8/2024	50,000	49,755
		432,722
SEMICONDUCTORS — 2.4%
Applied Materials, Inc.:
1.75%, 6/1/2030	19,000	15,986
5.85%, 6/15/2041	25,000	28,513
Intel Corp.:
3.40%, 3/25/2025	100,000	99,779
4.00%, 12/15/2032	53,000	52,124
4.10%, 5/19/2046	50,000	45,543
4.25%, 12/15/2042	150,000	138,843
4.75%, 3/25/2050	75,000	73,815
NVIDIA Corp. 2.85%, 4/1/2030	50,000	45,793
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.25%, 5/11/2041	25,000	18,876
QUALCOMM, Inc.:
3.25%, 5/20/2027	25,000	24,458
4.80%, 5/20/2045	25,000	25,537
Texas Instruments, Inc. 1.90%, 9/15/2031	25,000	21,226
		590,493
SOFTWARE — 3.9%
Autodesk, Inc. 4.38%, 6/15/2025	50,000	50,426
Microsoft Corp.:
2.53%, 6/1/2050	125,000	92,026
2.92%, 3/17/2052	175,000	138,161
3.13%, 11/3/2025	100,000	99,924
Oracle Corp.:
3.40%, 7/8/2024	100,000	98,649
4.38%, 5/15/2055	75,000	56,536
5.38%, 7/15/2040	75,000	68,257
6.50%, 4/15/2038	75,000	77,569
Salesforce, Inc.:
1.50%, 7/15/2028	125,000	109,152
1.95%, 7/15/2031	25,000	21,247
2.90%, 7/15/2051	75,000	56,813
3.05%, 7/15/2061	50,000	36,742

See accompanying notes to financial statements.
232

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
VMware, Inc. 4.70%, 5/15/2030	$ 50,000	$ 48,000
		953,502
TELECOMMUNICATIONS — 10.4%
AT&T, Inc.:
2.25%, 2/1/2032	50,000	40,817
2.30%, 6/1/2027	15,000	13,700
3.50%, 6/1/2041	175,000	139,877
3.50%, 9/15/2053	50,000	37,919
3.80%, 2/15/2027	50,000	49,049
3.85%, 6/1/2060	175,000	135,520
4.25%, 3/1/2027	100,000	99,819
4.85%, 3/1/2039	8,000	7,633
Bell Telephone Co. of Canada or Bell Canada 4.46%, 4/1/2048	25,000	22,897
British Telecommunications PLC 9.63%, 12/15/2030	125,000	155,491
Cisco Systems, Inc.:
2.20%, 9/20/2023	50,000	49,547
3.50%, 6/15/2025	150,000	150,903
5.50%, 1/15/2040	50,000	54,764
5.90%, 2/15/2039	225,000	256,135
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	200,000	247,072
Motorola Solutions, Inc. 4.60%, 5/23/2029	25,000	23,835
Orange SA 5.50%, 2/6/2044	25,000	26,301
Telefonica Emisiones SA:
4.10%, 3/8/2027	25,000	24,491
5.21%, 3/8/2047	25,000	22,294
5.52%, 3/1/2049	150,000	139,378
7.05%, 6/20/2036	50,000	56,455
TELUS Corp. 3.70%, 9/15/2027	50,000	49,253
Verizon Communications, Inc.:
1.45%, 3/20/2026	50,000	45,777
2.55%, 3/21/2031	100,000	85,521
2.85%, 9/3/2041	175,000	131,189
2.88%, 11/20/2050	25,000	17,743
2.99%, 10/30/2056	25,000	17,365
3.00%, 11/20/2060	25,000	17,025
Security Description	Principal Amount	Value
3.55%, 3/22/2051	$ 75,000	$ 60,131
4.13%, 3/16/2027	50,000	49,885
4.27%, 1/15/2036	15,000	14,134
Vodafone Group PLC:
4.25%, 9/17/2050	25,000	20,885
4.38%, 5/30/2028	25,000	24,858
4.88%, 6/19/2049	50,000	45,979
5.00%, 5/30/2038	175,000	167,564
		2,501,206
TRANSPORTATION — 0.4%
Canadian Pacific Railway Co.:
3.00%, 12/2/2041	50,000	39,296
4.00%, 6/1/2028	50,000	49,511
		88,807
TOTAL CORPORATE BONDS & NOTES (Cost $28,052,819)		23,664,342
TOTAL INVESTMENTS — 98.0% (Cost $28,052,819)		23,664,342
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%		486,906
NET ASSETS — 100.0%		$ 24,151,248
(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2022. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$23,664,342	$—	$23,664,342
See accompanying notes to financial statements.
233

SPDR BLOOMBERG SASB CORPORATE BOND ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS	$—	$23,664,342	$—	$23,664,342
See accompanying notes to financial statements.
234

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.6%
AEROSPACE & DEFENSE — 4.3%
Boeing Co.:
2.20%, 2/4/2026	$ 567,000	$ 511,416
3.63%, 2/1/2031	147,000	127,214
4.88%, 5/1/2025	357,000	355,784
5.04%, 5/1/2027	210,000	207,138
5.15%, 5/1/2030	462,000	443,171
5.71%, 5/1/2040	315,000	293,278
5.81%, 5/1/2050	567,000	520,990
5.93%, 5/1/2060	337,000	306,935
Lockheed Martin Corp. 4.09%, 9/15/2052	168,000	157,055
Northrop Grumman Corp.:
2.93%, 1/15/2025	147,000	143,805
3.25%, 1/15/2028	210,000	199,546
4.03%, 10/15/2047	231,000	204,875
Raytheon Technologies Corp.:
3.95%, 8/16/2025	147,000	147,575
4.13%, 11/16/2028	315,000	310,826
4.50%, 6/1/2042	357,000	339,561
4.63%, 11/16/2048	175,000	170,539
		4,439,708
AGRICULTURE — 2.6%
Altria Group, Inc.:
2.45%, 2/4/2032	189,000	142,164
3.88%, 9/16/2046	162,000	109,489
4.80%, 2/14/2029	189,000	178,806
5.38%, 1/31/2044	189,000	162,762
5.80%, 2/14/2039	210,000	192,706
5.95%, 2/14/2049	252,000	221,228
BAT Capital Corp.:
2.26%, 3/25/2028	189,000	158,183
3.22%, 8/15/2024	252,000	245,383
3.56%, 8/15/2027	357,000	328,061
4.39%, 8/15/2037	252,000	199,689
BAT International Finance PLC 1.67%, 3/25/2026	157,000	139,331
Philip Morris International, Inc. 6.38%, 5/16/2038	150,000	157,437
Reynolds American, Inc.:
4.45%, 6/12/2025	252,000	250,789
5.85%, 8/15/2045	215,000	180,867
		2,666,895
AIRLINES — 0.6%
Delta Air Lines, Inc. 7.00%, 5/1/2025 (a)	194,000	196,263
Southwest Airlines Co.:
5.13%, 6/15/2027	210,000	211,819
5.25%, 5/4/2025	168,000	171,348
		579,430
Security Description	Principal Amount	Value
APPAREL — 0.2%
NIKE, Inc.:
2.85%, 3/27/2030	$ 147,000	$ 134,968
3.38%, 3/27/2050	147,000	124,911
		259,879
AUTO MANUFACTURERS — 1.5%
BMW US Capital LLC 3.90%, 4/9/2025 (a)	157,000	156,755
Daimler Finance North America LLC 8.50%, 1/18/2031	157,000	198,996
General Motors Co.:
6.13%, 10/1/2025	210,000	217,113
6.25%, 10/2/2043	162,000	154,823
General Motors Financial Co., Inc. 1.25%, 1/8/2026	147,000	129,048
Nissan Motor Co., Ltd.:
3.52%, 9/17/2025 (a)	147,000	139,556
4.35%, 9/17/2027 (a)	252,000	231,177
4.81%, 9/17/2030 (a)	252,000	224,093
Toyota Motor Credit Corp. 3.05%, 3/22/2027	147,000	141,091
		1,592,652
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 3.10%, 12/1/2051	147,000	95,754
BANKS — 27.3%
Bank of America Corp.:
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (b)	621,000	578,396
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	588,000	524,036
SOFR + 1.22%, 2.30%, 7/21/2032 (b)	390,000	315,679
SOFR + 1.32%, 2.69%, 4/22/2032 (b)	432,000	363,943
SOFR + 1.33%, 2.97%, 2/4/2033 (b)	390,000	333,113
SOFR + 1.58%, 3.31%, 4/22/2042 (b)	357,000	281,899
SOFR + 1.83%, 4.57%, 4/27/2033 (b)	415,000	404,430
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (b)	357,000	303,129
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (b)	532,000	461,099
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (b)	519,000	375,406
Barclays PLC 4.38%, 1/12/2026	252,000	248,976
Citigroup, Inc.:
3.20%, 10/21/2026	315,000	299,768

See accompanying notes to financial statements.
235

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.45%, 9/29/2027	$ 399,000	$ 391,298
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (b)	288,000	282,433
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (b)	285,000	274,202
SOFR + 0.69%, 0.78%, 10/30/2024 (b)	252,000	240,335
SOFR + 0.77%, 1.46%, 6/9/2027 (b)	285,000	251,942
SOFR + 1.17%, 2.56%, 5/1/2032 (b)	315,000	259,834
SOFR + 1.35%, 3.06%, 1/25/2033 (b)	315,000	267,688
SOFR + 1.94%, 3.79%, 3/17/2033 (b)	315,000	284,140
SOFR + 2.09%, 4.91%, 5/24/2033 (b)	225,000	222,107
SOFR + 2.11%, 2.57%, 6/3/2031 (b)	357,000	300,275
SOFR + 2.84%, 3.11%, 4/8/2026 (b)	357,000	343,188
SOFR + 3.91%, 4.41%, 3/31/2031 (b)	420,000	401,789
Series VAR, SOFR + 1.28%, 3.07%, 2/24/2028 (b)	252,000	233,704
Credit Suisse AG Series MTN, 3.63%, 9/9/2024	315,000	309,173
Credit Suisse Group AG:
3.75%, 3/26/2025	252,000	244,264
SOFR + 1.73%, 3.09%, 5/14/2032 (a) (b)	336,000	268,599
SOFR + 3.73%, 4.19%, 4/1/2031 (a) (b)	315,000	279,353
Goldman Sachs Group, Inc.:
3.50%, 4/1/2025	357,000	350,574
3.85%, 1/26/2027	315,000	304,450
6.75%, 10/1/2037	537,000	594,808
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (b)	357,000	343,602
SOFR + 0.80%, 1.43%, 3/9/2027 (b)	315,000	280,355
SOFR + 0.91%, 1.95%, 10/21/2027 (b)	441,000	391,407
SOFR + 1.26%, 2.65%, 10/21/2032 (b)	315,000	260,214
SOFR + 1.28%, 2.62%, 4/22/2032 (b)	348,000	289,608
SOFR + 1.41%, 3.10%, 2/24/2033 (b)	420,000	359,487
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	336,000	318,503
SOFR + 1.25%, 2.38%, 7/21/2032 (b)	420,000	339,872
HSBC Holdings PLC:
3.90%, 5/25/2026	252,000	246,727
4.30%, 3/8/2026	315,000	311,802
4.95%, 3/31/2030	252,000	248,827
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (b)	$ 252,000	$ 248,537
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (b)	252,000	246,976
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (b)	295,000	284,586
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (b)	252,000	239,514
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (b)	315,000	290,000
SOFR + 1.10%, 2.25%, 11/22/2027 (b)	252,000	224,440
SOFR + 1.19%, 2.80%, 5/24/2032 (b)	315,000	258,722
JPMorgan Chase & Co.:
2.95%, 10/1/2026	315,000	299,404
3.88%, 9/10/2024	315,000	314,660
SOFR + 0.89%, 1.58%, 4/22/2027 (b)	357,000	318,544
SOFR + 1.07%, 1.95%, 2/4/2032 (b)	260,000	207,678
SOFR + 1.18%, 2.55%, 11/8/2032 (b)	315,000	261,639
SOFR + 1.25%, 2.58%, 4/22/2032 (b)	347,000	292,138
SOFR + 1.26%, 2.96%, 1/25/2033 (b)	357,000	306,725
SOFR + 1.32%, 4.08%, 4/26/2026 (b)	315,000	311,579
SOFR + 1.51%, 2.74%, 10/15/2030 (b)	378,000	329,770
SOFR + 1.56%, 4.32%, 4/26/2028 (b)	275,000	270,806
SOFR + 1.58%, 3.33%, 4/22/2052 (b)	367,000	281,059
SOFR + 1.85%, 2.08%, 4/22/2026 (b)	357,000	334,171
SOFR + 3.79%, 4.49%, 3/24/2031 (b)	315,000	308,220
Mitsubishi UFJ Financial Group, Inc. 2.19%, 2/25/2025	273,000	259,322
Morgan Stanley:
SOFR + 0.53%, 0.79%, 5/30/2025 (b)	275,000	256,223
SOFR + 0.88%, 1.59%, 5/4/2027 (b)	357,000	318,204
SOFR + 1.99%, 2.19%, 4/28/2026 (b)	315,000	295,834
Series GMTN, 3.70%, 10/23/2024	315,000	314,408
Series GMTN, 3.88%, 1/27/2026	315,000	310,545
Series GMTN, 4.00%, 7/23/2025	315,000	315,035

See accompanying notes to financial statements.
236

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (b)	$ 310,000	$ 294,680
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (b)	320,000	311,210
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (b)	315,000	277,303
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (b)	357,000	309,776
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (b)	357,000	290,346
Series MTN, 3.13%, 7/27/2026	265,000	252,657
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (b)	300,000	275,826
Sumitomo Mitsui Financial Group, Inc. 1.47%, 7/8/2025	225,000	207,225
UBS Group AG 4.13%, 9/24/2025 (a)	260,000	258,155
Wells Fargo & Co.:
3.00%, 4/22/2026	357,000	340,029
3.00%, 10/23/2026	357,000	337,460
SOFR + 1.51%, 3.53%, 3/24/2028 (b)	390,000	369,953
SOFR + 2.00%, 2.19%, 4/30/2026 (b)	315,000	295,330
SOFR + 2.53%, 3.07%, 4/30/2041 (b)	367,000	286,115
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (b)	315,000	296,698
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (b)	290,000	276,538
Series MTN, SOFR + 1.43%, 2.88%, 10/30/2030 (b)	357,000	314,419
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (b)	385,000	342,178
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (b)	336,000	301,240
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (b)	340,000	316,195
Series MTN, SOFR + 4.50%, 5.01%, 4/4/2051 (b)	567,000	559,808
		28,196,314
BEVERAGES — 5.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	336,000	330,741
4.70%, 2/1/2036	546,000	523,855
4.90%, 2/1/2046	986,000	927,900
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	189,000	177,322
4.00%, 4/13/2028	252,000	248,549
Security Description	Principal Amount	Value
4.50%, 6/1/2050	$ 231,000	$ 207,072
4.60%, 4/15/2048	252,000	227,157
4.75%, 1/23/2029	421,000	428,992
4.75%, 4/15/2058	150,000	135,288
5.45%, 1/23/2039	210,000	213,322
5.55%, 1/23/2049	420,000	428,909
5.80%, 1/23/2059	175,000	182,285
Coca-Cola Co.:
1.45%, 6/1/2027	147,000	133,000
2.25%, 1/5/2032	210,000	183,195
2.50%, 3/15/2051	165,000	119,859
3.00%, 3/5/2051	168,000	135,713
Molson Coors Beverage Co. 4.20%, 7/15/2046	169,000	138,795
Molson Coors Brewing Co. 3.00%, 7/15/2026	210,000	197,398
PepsiCo, Inc.:
2.25%, 3/19/2025	147,000	143,072
2.75%, 3/19/2030	147,000	135,329
3.00%, 10/15/2027	147,000	143,091
		5,360,844
BIOTECHNOLOGY — 1.2%
Amgen, Inc.:
3.38%, 2/21/2050	231,000	177,358
4.40%, 5/1/2045	231,000	210,301
4.66%, 6/15/2051	349,000	327,620
Gilead Sciences, Inc.:
3.65%, 3/1/2026	288,000	283,486
4.75%, 3/1/2046	231,000	221,780
		1,220,545
BUILDING MATERIALS — 0.4%
Carrier Global Corp.:
2.72%, 2/15/2030	210,000	181,407
3.38%, 4/5/2040	147,000	115,339
3.58%, 4/5/2050	210,000	159,236
		455,982
CHEMICALS — 1.1%
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	189,000	190,344
4.73%, 11/15/2028	231,000	231,883
5.32%, 11/15/2038	168,000	166,377
5.42%, 11/15/2048	205,000	203,764
International Flavors & Fragrances, Inc.:
2.30%, 11/1/2030 (a)	147,000	120,896
3.47%, 12/1/2050 (a)	167,000	121,767
Sherwin-Williams Co. 3.45%, 6/1/2027	147,000	140,441
		1,175,472
COMPUTERS — 1.7%
Apple, Inc.:
2.65%, 2/8/2051	315,000	233,047
3.25%, 2/23/2026	336,000	333,501

See accompanying notes to financial statements.
237

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.65%, 2/23/2046	$ 390,000	$ 400,214
Dell International LLC/EMC Corp. 6.02%, 6/15/2026	462,000	479,402
International Business Machines Corp. 3.50%, 5/15/2029	336,000	318,260
		1,764,424
COSMETICS/PERSONAL CARE — 0.1%
Procter & Gamble Co. 3.00%, 3/25/2030	147,000	138,588
DIVERSIFIED FINANCIAL SERVICES — 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/2024	336,000	310,430
2.45%, 10/29/2026	390,000	339,749
3.00%, 10/29/2028	390,000	328,033
3.30%, 1/30/2032	385,000	308,074
Air Lease Corp. Series MTN, 2.88%, 1/15/2026	147,000	134,922
Visa, Inc.:
3.15%, 12/14/2025	420,000	414,615
4.30%, 12/14/2045	357,000	352,763
		2,188,586
ELECTRIC — 2.7%
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	147,000	104,305
6.13%, 4/1/2036	150,000	165,399
Dominion Energy, Inc. Series C, 3.38%, 4/1/2030	157,000	143,585
Duke Energy Corp. 2.65%, 9/1/2026	150,000	140,788
Electricite de France SA 4.50%, 9/21/2028 (a)	200,000	194,413
Florida Power & Light Co. 2.45%, 2/3/2032	147,000	128,191
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	147,000	127,820
2.25%, 6/1/2030	210,000	176,425
3.55%, 5/1/2027	147,000	142,038
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	200,000	153,720
3.15%, 1/1/2026	210,000	191,554
3.50%, 8/1/2050	189,000	126,020
4.55%, 7/1/2030	315,000	279,087
4.95%, 7/1/2050	315,000	248,929
Southern California Edison Co. 4.00%, 4/1/2047	175,000	141,944
Southern Co.:
3.25%, 7/1/2026	189,000	180,955
4.40%, 7/1/2046	210,000	182,791
		2,827,964
Security Description	Principal Amount	Value
ELECTRONICS — 0.3%
Honeywell International, Inc.:
1.75%, 9/1/2031	$ 162,000	$ 134,096
2.50%, 11/1/2026	147,000	140,313
		274,409
ENTERTAINMENT — 1.8%
Magallanes, Inc.:
3.76%, 3/15/2027 (a)	420,000	393,975
4.28%, 3/15/2032 (a)	520,000	464,935
5.05%, 3/15/2042 (a)	462,000	392,874
5.14%, 3/15/2052 (a)	714,000	599,616
		1,851,400
FOOD — 0.9%
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	189,000	178,632
4.38%, 6/1/2046	315,000	261,397
5.00%, 6/4/2042	178,000	162,543
5.20%, 7/15/2045	189,000	175,327
Tyson Foods, Inc. 5.10%, 9/28/2048	150,000	151,107
		929,006
HEALTH CARE PRODUCTS — 0.6%
Abbott Laboratories 4.90%, 11/30/2046	336,000	353,460
Thermo Fisher Scientific, Inc. 1.22%, 10/18/2024	252,000	239,008
		592,468
HEALTH CARE SERVICES — 0.5%
HCA, Inc.:
3.50%, 9/1/2030	270,000	230,240
5.38%, 2/1/2025	250,000	249,520
		479,760
INSURANCE — 1.7%
American International Group, Inc.:
2.50%, 6/30/2025	147,000	140,195
3.90%, 4/1/2026	157,000	153,750
Berkshire Hathaway Finance Corp.:
3.85%, 3/15/2052	293,000	251,654
4.20%, 8/15/2048	225,000	206,543
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	252,000	247,204
Chubb INA Holdings, Inc. 3.35%, 5/3/2026	157,000	153,508
Corebridge Financial, Inc. 3.90%, 4/5/2032 (a)	165,000	147,684
Equitable Holdings, Inc.:
4.35%, 4/20/2028	147,000	141,992
5.00%, 4/20/2048	150,000	138,725

See accompanying notes to financial statements.
238

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Marsh & McLennan Cos., Inc. 4.38%, 3/15/2029	$ 157,000	$ 155,324
		1,736,579
INTERNET — 1.2%
Amazon.com, Inc.:
2.10%, 5/12/2031	300,000	256,950
3.10%, 5/12/2051	336,000	265,070
3.15%, 8/22/2027	357,000	347,499
4.05%, 8/22/2047	357,000	335,235
		1,204,754
MEDIA — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.91%, 7/23/2025	462,000	462,970
6.48%, 10/23/2045	350,000	340,784
Comcast Corp. 4.15%, 10/15/2028	420,000	418,999
		1,222,753
MINING — 0.4%
BHP Billiton Finance USA, Ltd. 5.00%, 9/30/2043	252,000	259,011
Freeport-McMoRan, Inc. 5.45%, 3/15/2043	189,000	175,096
		434,107
MISCELLANEOUS MANUFACTURER — 1.6%
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	689,000	645,365
General Electric Co. Series A, 6.75%, 3/15/2032	252,000	281,796
Siemens Financieringsmaatschappij NV:
1.20%, 3/11/2026 (a)	189,000	171,221
2.15%, 3/11/2031 (a)	189,000	159,851
2.35%, 10/15/2026 (a)	175,000	163,322
2.88%, 3/11/2041 (a)	147,000	114,067
3.25%, 5/27/2025 (a)	160,000	158,304
		1,693,926
OIL & GAS — 6.7%
BP Capital Markets America, Inc.:
2.72%, 1/12/2032	210,000	180,812
2.77%, 11/10/2050	150,000	104,335
2.94%, 6/4/2051	231,000	164,945
3.00%, 2/24/2050	210,000	152,606
3.38%, 2/8/2061	210,000	155,679
4.23%, 11/6/2028	210,000	208,561
BP Capital Markets PLC 3.28%, 9/19/2027	147,000	140,757
Chevron Corp.:
1.55%, 5/11/2025	252,000	238,942
2.24%, 5/11/2030	157,000	138,112
Security Description	Principal Amount	Value
2.95%, 5/16/2026	$ 231,000	$ 225,594
ConocoPhillips 6.50%, 2/1/2039	170,000	199,721
ConocoPhillips Co. 4.03%, 3/15/2062 (a)	189,000	160,180
Continental Resources, Inc. 5.75%, 1/15/2031 (a)	157,000	151,421
Equinor ASA 3.13%, 4/6/2030	157,000	145,249
Exxon Mobil Corp.:
2.61%, 10/15/2030	210,000	188,460
2.71%, 3/6/2025	189,000	185,172
2.99%, 3/19/2025	288,000	283,804
3.04%, 3/1/2026	252,000	247,237
3.45%, 4/15/2051	288,000	236,217
3.48%, 3/19/2030	210,000	201,390
4.11%, 3/1/2046	230,000	210,202
4.23%, 3/19/2040	210,000	197,975
4.33%, 3/19/2050	288,000	272,384
Shell International Finance B.V.:
2.38%, 11/7/2029	147,000	129,859
2.75%, 4/6/2030	189,000	170,606
2.88%, 5/10/2026	189,000	182,894
3.25%, 5/11/2025	273,000	270,144
3.25%, 4/6/2050	210,000	165,671
3.88%, 11/13/2028	147,000	145,116
4.00%, 5/10/2046	231,000	204,504
4.13%, 5/11/2035	150,000	143,059
4.38%, 5/11/2045	315,000	293,295
6.38%, 12/15/2038	275,000	320,232
TotalEnergies Capital International SA 3.13%, 5/29/2050	252,000	192,449
Valero Energy Corp. 6.63%, 6/15/2037	160,000	173,722
Woodside Finance, Ltd. 4.50%, 3/4/2029 (a)	150,000	144,284
		6,925,590
OIL & GAS SERVICES — 0.3%
Halliburton Co. 5.00%, 11/15/2045	210,000	192,529
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	150,000	141,778
		334,307
PACKAGING & CONTAINERS — 0.1%
Berry Global, Inc. 1.57%, 1/15/2026	159,000	141,946
PHARMACEUTICALS — 9.8%
AbbVie, Inc.:
2.60%, 11/21/2024	378,000	366,162
2.95%, 11/21/2026	424,000	401,759
3.20%, 11/21/2029	567,000	521,387
3.60%, 5/14/2025	378,000	372,997
3.80%, 3/15/2025	294,000	291,770

See accompanying notes to financial statements.
239

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.05%, 11/21/2039	$ 420,000	$ 374,319
4.25%, 11/21/2049	578,000	512,298
4.40%, 11/6/2042	250,000	227,283
4.50%, 5/14/2035	250,000	242,528
4.70%, 5/14/2045	273,000	256,992
AstraZeneca PLC 6.45%, 9/15/2037	285,000	341,432
Bayer US Finance II LLC:
4.25%, 12/15/2025 (a)	270,000	266,734
4.38%, 12/15/2028 (a)	357,000	347,170
Bristol-Myers Squibb Co.:
2.90%, 7/26/2024	252,000	249,687
3.40%, 7/26/2029	252,000	243,349
4.25%, 10/26/2049	378,000	354,763
Cigna Corp.:
4.38%, 10/15/2028	399,000	395,204
4.90%, 12/15/2048	290,000	278,513
CVS Health Corp.:
1.30%, 8/21/2027	231,000	199,003
3.75%, 4/1/2030	147,000	137,444
3.88%, 7/20/2025	294,000	292,561
4.30%, 3/25/2028	504,000	498,536
4.78%, 3/25/2038	504,000	476,800
5.05%, 3/25/2048	809,000	773,210
5.13%, 7/20/2045	357,000	343,534
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	275,000	328,647
Merck & Co., Inc. 2.75%, 2/10/2025	252,000	248,758
Pfizer, Inc. 7.20%, 3/15/2039	250,000	327,475
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	300,000	287,945
Takeda Pharmaceutical Co., Ltd. 2.05%, 3/31/2030	252,000	210,491
		10,168,751
PIPELINES — 3.0%
Cheniere Corpus Christi Holdings LLC:
5.13%, 6/30/2027	150,000	150,637
5.88%, 3/31/2025	147,000	150,463
Energy Transfer L.P.:
3.75%, 5/15/2030	167,000	150,410
5.00%, 5/15/2050	210,000	178,709
5.25%, 4/15/2029	147,000	145,464
5.40%, 10/1/2047	147,000	128,960
6.25%, 4/15/2049	189,000	182,652
Kinder Morgan, Inc.:
4.30%, 6/1/2025	147,000	146,503
5.55%, 6/1/2045	169,000	159,416
MPLX L.P.:
1.75%, 3/1/2026	147,000	132,444
2.65%, 8/15/2030	147,000	122,737
4.50%, 4/15/2038	189,000	166,408
Security Description	Principal Amount	Value
4.70%, 4/15/2048	$ 147,000	$ 124,072
4.95%, 3/14/2052	172,000	149,051
5.50%, 2/15/2049	147,000	136,544
Sabine Pass Liquefaction LLC:
5.00%, 3/15/2027	147,000	147,506
5.63%, 3/1/2025	210,000	214,472
5.88%, 6/30/2026	160,000	165,232
4.50%, 5/15/2030	210,000	201,647
Williams Cos., Inc. 2.60%, 3/15/2031	159,000	132,829
		3,086,156
REAL ESTATE INVESTMENT TRUSTS — 0.3%
American Tower Corp. 3.80%, 8/15/2029	168,000	154,237
VICI Properties LP 5.13%, 5/15/2032	160,000	151,081
		305,318
RETAIL — 3.3%
7-Eleven, Inc. 1.80%, 2/10/2031 (a)	168,000	131,311
Costco Wholesale Corp. 1.60%, 4/20/2030	189,000	159,533
Home Depot, Inc.:
2.70%, 4/15/2030	147,000	133,379
2.95%, 6/15/2029	189,000	176,631
3.35%, 4/15/2050	147,000	118,879
3.63%, 4/15/2052	162,000	138,969
4.50%, 12/6/2048	150,000	146,354
5.88%, 12/16/2036	315,000	361,530
Lowe's Cos., Inc.:
2.63%, 4/1/2031	162,000	138,701
3.00%, 10/15/2050	169,000	118,017
3.10%, 5/3/2027	147,000	139,499
3.65%, 4/5/2029	147,000	138,785
3.75%, 4/1/2032	147,000	136,323
4.05%, 5/3/2047	147,000	123,090
4.25%, 4/1/2052	167,000	144,320
McDonald's Corp.:
Series MTN, 3.63%, 9/1/2049	164,000	134,835
Series MTN, 3.70%, 1/30/2026	189,000	188,731
Series MTN, 4.88%, 12/9/2045	189,000	185,593
Target Corp. 2.25%, 4/15/2025	147,000	142,006
Walmart, Inc.:
1.80%, 9/22/2031	190,000	161,166
2.65%, 9/22/2051	157,000	118,327
3.70%, 6/26/2028	147,000	146,448
		3,382,427
SEMICONDUCTORS — 0.5%
Broadcom, Inc.:
3.14%, 11/15/2035 (a)	336,000	255,793

See accompanying notes to financial statements.
240

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.47%, 4/15/2034 (a)	$ 336,000	$ 273,267
		529,060
SOFTWARE — 4.4%
Fiserv, Inc. 3.50%, 7/1/2029	315,000	287,253
Microsoft Corp.:
2.40%, 8/8/2026	420,000	404,988
2.53%, 6/1/2050	600,000	442,214
2.68%, 6/1/2060	388,000	278,390
2.92%, 3/17/2052	650,000	514,608
3.30%, 2/6/2027	400,000	398,708
Oracle Corp.:
2.50%, 4/1/2025	357,000	339,282
2.65%, 7/15/2026	315,000	290,181
2.88%, 3/25/2031	336,000	276,692
2.95%, 4/1/2030	336,000	286,467
3.60%, 4/1/2040	300,000	224,682
3.60%, 4/1/2050	462,000	321,360
3.85%, 4/1/2060	357,000	245,055
3.95%, 3/25/2051	336,000	247,373
		4,557,253
TELECOMMUNICATIONS — 8.2%
AT&T, Inc.:
2.55%, 12/1/2033	378,000	306,737
2.75%, 6/1/2031	310,000	267,748
3.50%, 9/15/2053	777,000	588,759
3.55%, 9/15/2055	727,000	544,462
3.65%, 6/1/2051	315,000	245,884
3.65%, 9/15/2059	672,000	503,126
3.80%, 12/1/2057	609,000	472,834
4.30%, 2/15/2030	315,000	307,237
4.35%, 3/1/2029	300,000	295,650
T-Mobile USA, Inc.:
3.75%, 4/15/2027	420,000	404,160
3.88%, 4/15/2030	714,000	666,577
Verizon Communications, Inc.:
2.10%, 3/22/2028	315,000	279,859
2.36%, 3/15/2032	425,000	352,559
2.55%, 3/21/2031	441,000	377,470
2.65%, 11/20/2040	295,000	216,178
2.99%, 10/30/2056	358,000	248,698
Security Description	Principal Amount	Value
3.40%, 3/22/2041	$ 378,000	$ 307,604
3.55%, 3/22/2051	462,000	370,360
3.70%, 3/22/2061	367,000	288,107
4.02%, 12/3/2029	399,000	386,798
4.13%, 3/16/2027	336,000	335,093
4.33%, 9/21/2028	441,000	438,255
Vodafone Group PLC 4.38%, 5/30/2028	300,000	298,296
		8,502,451
TRANSPORTATION — 0.7%
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	147,000	138,475
2.45%, 12/2/2031	147,000	125,958
3.10%, 12/2/2051	189,000	139,681
Union Pacific Corp.:
3.25%, 2/5/2050	189,000	148,576
3.84%, 3/20/2060	160,000	133,731
		686,421
TOTAL CORPORATE BONDS & NOTES (Cost $104,375,719)		102,001,879
TOTAL INVESTMENTS — 98.6% (Cost $104,375,719)		102,001,879
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		1,462,379
NET ASSETS — 100.0%		$ 103,464,258
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.6% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$102,001,879	$—	$102,001,879
TOTAL INVESTMENTS	$—	$102,001,879	$—	$102,001,879
See accompanying notes to financial statements.
241

SPDR MARKETAXESS INVESTMENT GRADE 400 CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Affiliate Table
	Number of Shares Held at 5/12/2022*	Value at 5/12/2022*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$1,708,507	$1,708,526	$19	$—	—	$—	$411
*	Commencement of operations.
See accompanying notes to financial statements.
242

[This Page Intentionally Left Blank]
243

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2022

	SPDR Bloomberg 1-10 Year TIPS ETF	SPDR Bloomberg 1-3 Month T-Bill ETF	SPDR Bloomberg 3-12 Month T-Bill ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,441,957,475	$21,023,209,564	$59,604,250
Investments in affiliated issuers, at value	1,813,733	37,781,225	244,794
Total Investments	1,443,771,208	21,060,990,789	59,849,044
Cash	47	—	—
Receivable for investments sold	21,168,377	—	—
Receivable for fund shares sold	—	22,865,764	—
Dividends receivable — affiliated issuers	3,210	37,806	—
Interest receivable — unaffiliated issuers	3,849,743	—	261
Securities lending income receivable — unaffiliated issuers	244	—	—
Securities lending income receivable — affiliated issuers	—	—	—
Receivable from Adviser	—	—	—
Receivable for foreign taxes recoverable	—	—	—
Other Receivable	—	—	—
TOTAL ASSETS	1,468,792,829	21,083,894,359	59,849,305
LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	—	—	—
Payable for investments purchased	5,041,300	22,884,967	—
Payable for fund shares repurchased	9,731,240	—	—
Advisory fee payable	180,731	2,138,194	7,627
Trustees’ fees and expenses payable	374	5,316	4
TOTAL LIABILITIES	14,953,645	25,028,477	7,631
NET ASSETS	$1,453,839,184	$21,058,865,882	$59,841,674
NET ASSETS CONSIST OF:
Paid-in Capital	$1,549,732,245	$21,056,157,099	$59,928,408
Total distributable earnings (loss)	(95,893,061)	2,708,783	(86,734)
NET ASSETS	$1,453,839,184	$21,058,865,882	$59,841,674
NET ASSET VALUE PER SHARE
Net asset value per share	$ 19.46	$ 91.46	$ 99.74
Shares outstanding (unlimited amount authorized, $0.01 par value)	74,700,000	230,244,503	600,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,544,953,728	$21,026,465,866	$59,750,408
Investments in affiliated issuers	1,813,733	37,781,225	244,794
Total cost of investments	$1,546,767,461	$21,064,247,091	$59,995,202
* Includes investments in securities on loan, at value	$ —	$ —	$ —
See accompanying notes to financial statements.
244

SPDR Bloomberg Emerging Markets USD Bond ETF	SPDR Bloomberg Investment Grade Floating Rate ETF	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	SPDR Nuveen Bloomberg Municipal Bond ETF	SPDR Nuveen Bloomberg Short Term Municipal Bond ETF

$147,261,563	$3,219,052,314	$1,608,664,231	$3,440,805,096	$4,758,225,243
—	100,428,713	42,433,417	3,639,766	36,560,092
147,261,563	3,319,481,027	1,651,097,648	3,444,444,862	4,794,785,335
—	16,124,497	—	25	—
1,063,326	—	694,981	—	—
—	—	10,264,935	27,538,863	23,613,972
33	48,622	41,126	19,872	42,010
2,576,179	4,946,809	24,027,206	42,663,806	61,668,036
—	—	—	—	—
—	11,029	—	—	—
—	—	345	1,370	—
—	20,103	—	—	—
536	—	—	—	—
150,901,637	3,340,632,087	1,686,126,241	3,514,668,798	4,880,109,353

290,467	—	2,061,868	—	—
—	55,675,500	—	—	—
—	50,698,308	15,541,653	27,949,738	26,595,475
—	—	—	—	—
29,082	404,601	488,929	709,461	789,667
52	999	634	1,552	1,829
319,601	106,779,408	18,093,084	28,660,751	27,386,971
$150,582,036	$3,233,852,679	$1,668,033,157	$3,486,008,047	$4,852,722,382

$194,792,283	$3,275,646,852	$1,859,739,233	$3,744,566,020	$5,025,034,824
(44,210,247)	(41,794,173)	(191,706,076)	(258,557,973)	(172,312,442)
$150,582,036	$3,233,852,679	$1,668,033,157	$3,486,008,047	$4,852,722,382

$ 23.17	$ 30.28	$ 51.32	$ 45.90	$ 47.23
6,500,000	106,800,000	32,500,000	75,951,036	102,751,082

$ 182,114,506	$3,249,671,912	$1,789,707,678	$3,699,996,664	$4,930,351,348
—	100,431,763	42,433,417	3,639,766	36,560,092
$ 182,114,506	$3,350,103,675	$1,832,141,095	$3,703,636,430	$ 4,966,911,440
$ —	$ 56,748,962	$ —	$ —	$ —
245

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2022

	SPDR Bloomberg Convertible Securities ETF	SPDR Bloomberg High Yield Bond ETF	SPDR Bloomberg Short Term High Yield Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 3,724,710,174	$ 6,037,882,921	$ 3,370,643,643
Investments in affiliated issuers, at value	233,062,852	438,539,977	286,318,998
Total Investments	3,957,773,026	6,476,422,898	3,656,962,641
Foreign currency, at value	—	202	—
Cash	—	2,057,636	8,307,769
Receivable for investments sold	17,075,869	23,278,783	12,810,953
Receivable for fund shares sold	—	271,868,753	65,165,856
Dividends receivable — unaffiliated issuers	1,833,748	—	(31,628)
Dividends receivable — affiliated issuers	26,492	25,833	31,628
Interest receivable — unaffiliated issuers	6,601,701	113,535,543	62,953,771
Securities lending income receivable — unaffiliated issuers	18,970	33,637	197,191
Securities lending income receivable — affiliated issuers	111,798	326,205	—
Receivable from Adviser	—	222,935	—
Receivable for foreign taxes recoverable	—	142,022	120,343
Other Receivable	—	—	285
TOTAL ASSETS	3,983,441,604	6,887,914,447	3,806,518,809
LIABILITIES
Due to custodian	25,702,855	—	11,790
Payable upon return of securities loaned	159,777,913	435,150,963	273,807,319
Payable for investments purchased	57,549,645	307,468,153	124,441,511
Advisory fee payable	1,295,363	2,291,144	1,192,969
Trustees’ fees and expenses payable	2,215	3,326	1,526
TOTAL LIABILITIES	244,327,991	744,913,586	399,455,115
NET ASSETS	$ 3,739,113,613	$ 6,143,000,861	$ 3,407,063,694
NET ASSETS CONSIST OF:
Paid-in Capital	$ 4,812,784,270	$ 8,827,423,132	$ 4,477,283,552
Total distributable earnings (loss)	(1,073,670,657)	(2,684,422,271)	(1,070,219,858)
NET ASSETS	$ 3,739,113,613	$ 6,143,000,861	$ 3,407,063,694
NET ASSET VALUE PER SHARE
Net asset value per share	$ 64.58	$ 90.51	$ 24.10
Shares outstanding (unlimited amount authorized, $0.01 par value)	57,900,000	67,874,605	141,400,000
Shares Outstanding	28,000,000	(5,500,000)	27,000,000
Net asset value, offering and redemption price per share	$ —	$ (1,116.91)	$ 126.19
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 4,571,087,878	$ 7,071,114,765	$ 3,757,527,713
Investments in affiliated issuers	233,067,243	438,540,316	286,318,998
Total cost of investments	$ 4,804,155,121	$ 7,509,655,081	$ 4,043,846,711
Foreign currency, at cost	$ —	$ 202	$ —
* Includes investments in securities on loan, at value	$ 187,388,564	$ 440,571,081	$ 285,287,632
See accompanying notes to financial statements.
246

SPDR Bloomberg SASB Corporate Bond ESG Select ETF	SPDR MarketAxess Investment Grade 400 Corporate Bond ETF

$23,664,342	$102,001,879
—	—
23,664,342	102,001,879
—	—
369,449	—
470,786	9,780,079
—	—
—	—
—	349
233,111	1,017,945
—	—
—	—
—	2,911
—	—
—	—
24,737,688	112,803,163

—	241,942
—	—
584,039	9,089,238
2,393	7,705
8	20
586,440	9,338,905
$24,151,248	$103,464,258

$28,761,614	$105,570,481
(4,610,366)	(2,106,223)
$24,151,248	$103,464,258

$ 21.00	$ 98.54
1,150,000	1,050,000
—	—
$ —	$ —

$28,052,819	$104,375,719
—	—
$28,052,819	$104,375,719
$ —	$ —
$ —	$ —
247

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2022

	SPDR Bloomberg 1-10 Year TIPS ETF	SPDR Bloomberg 1-3 Month T-Bill ETF	SPDR Bloomberg 3-12 Month T-Bill ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 74,858,296	$32,480,985	$ 166,996
Dividend income — affiliated issuers	4,611	73,186	380
Unaffiliated securities lending income	160	—	—
Affiliated securities lending income	34,291	—	—
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	74,897,358	32,554,171	167,376
EXPENSES
Advisory fee	1,778,158	19,097,238	32,333
Trustees’ fees and expenses	9,863	122,939	127
Miscellaneous expenses	648	7,297	9
TOTAL EXPENSES	1,788,669	19,227,474	32,469
NET INVESTMENT INCOME (LOSS)	$ 73,108,689	$13,326,697	$ 134,907
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(917,870)	(869,794)	(23,386)
Investments — affiliated issuers	—	—	—
In-kind redemptions — unaffiliated issuers	15,394,627	(22,110)	(47,240)
Net realized gain (loss)	14,476,757	(891,904)	(70,626)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(132,967,567)	(2,926,902)	(145,991)
Investments — affiliated issuers	—	—	—
Net change in unrealized appreciation/depreciation	(132,967,567)	(2,926,902)	(145,991)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(118,490,810)	(3,818,806)	(216,617)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (45,382,121)	$ 9,507,891	$ (81,710)
See accompanying notes to financial statements.
248

SPDR Bloomberg Emerging Markets USD Bond ETF	SPDR Bloomberg Investment Grade Floating Rate ETF	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	SPDR Nuveen Bloomberg Municipal Bond ETF	SPDR Nuveen Bloomberg Short Term Municipal Bond ETF

$ 7,642,605	$ 17,471,494	$ 63,619,491	$ 78,334,035	$ 41,891,698
187	91,032	61,595	66,942	88,324
—	8,019	—	—	—
—	100,039	—	—	—
(492)	31	—	—	—
7,642,300	17,670,615	63,681,086	78,400,977	41,980,022

398,381	4,070,065	6,275,371	9,535,482	9,967,659
1,729	22,535	17,242	38,032	46,840
95	1,420	984	2,363	2,730
400,205	4,094,020	6,293,597	9,575,877	10,017,229
$ 7,242,095	$ 13,576,595	$ 57,387,489	$ 68,825,100	$ 31,962,793

(9,912,015)	114,340	(1,181,674)	1,498,271	8,136,384
76	(19,642)	—	—	—
198,676	(303,040)	(16,007,030)	(117,464,863)	(10,312,724)
(9,713,263)	(208,342)	(17,188,704)	(115,966,592)	(2,176,340)

(37,490,024)	(36,018,995)	(275,502,167)	(451,297,425)	(232,214,352)
—	(3,111)	—	—	—
(37,490,024)	(36,022,106)	(275,502,167)	(451,297,425)	(232,214,352)
(47,203,287)	(36,230,448)	(292,690,871)	(567,264,017)	(234,390,692)
$(39,961,192)	$(22,653,853)	$(235,303,382)	$(498,438,917)	$(202,427,899)
249

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2022

	SPDR Bloomberg Convertible Securities ETF	SPDR Bloomberg High Yield Bond ETF	SPDR Bloomberg Short Term High Yield Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	(179,955,732)	$ 357,572,215	$ 175,896,222
Dividend income — unaffiliated issuers	52,641,787	—	(90,735)
Dividend income — affiliated issuers	6,582,032	97,534	68,378
Unaffiliated securities lending income	178,752	99,313	89,153
Affiliated securities lending income	2,068,365	2,022,810	1,148,991
Foreign taxes withheld	(221,554)	(33)	—
TOTAL INVESTMENT INCOME (LOSS)	(118,706,350)	359,791,839	177,112,009
EXPENSES
Advisory fee	23,282,058	32,739,120	16,900,088
Trustees’ fees and expenses	61,346	83,000	42,662
Miscellaneous expenses	3,259	4,499	2,320
TOTAL EXPENSES	23,346,663	32,826,619	16,945,070
Expenses waived/reimbursed by the Adviser	—	—	—
NET EXPENSES	23,346,663	32,826,619	16,945,070
NET INVESTMENT INCOME (LOSS)	$ (142,053,013)	$ 326,965,220	$ 160,166,939
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	162,019,481	(68,733,480)	(55,244,800)
Investments — affiliated issuers	934,091	(16,282)	(5,965)
In-kind redemptions — unaffiliated issuers	401,769,244	(335,554,078)	(47,107,879)
In-kind redemptions — affiliated issuers	5,179,224	—	—
Foreign currency transactions	—	(5)	11,182
Net realized gain (loss)	569,902,040	(404,303,845)	(102,347,462)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(1,887,601,054)	(1,003,004,720)	(385,816,009)
Investments — affiliated issuers	(4,332,592)	(3,792)	(251)
Net change in unrealized appreciation/depreciation	(1,891,933,646)	(1,003,008,512)	(385,816,260)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,322,031,606)	(1,407,312,357)	(488,163,722)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,464,084,619)	$(1,080,347,137)	$(327,996,783)
See accompanying notes to financial statements.
250

SPDR Bloomberg SASB Corporate Bond ESG Select ETF	SPDR MarketAxess Investment Grade 400 Corporate Bond ETF(a)

$ 603,325	$ —
—	617,635
—	411
—	—
—	—
—	—
603,325	618,046

33,599	13,101
291	23
16	—
33,906	13,124
—	(2,911)
33,906	10,213
$ 569,419	$ 607,833

(231,277)	(115,941)
—	19
(64,105)	—
—	—
—	—
(295,382)	(115,922)

(4,257,786)	(2,373,840)
—	—
(4,257,786)	(2,373,840)
(4,553,168)	(2,489,762)
$(3,983,749)	$(1,881,929)
(a)	For the period May 12, 2022 (commencement of operations) through June 30, 2022.
251

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg 1-10 Year TIPS ETF		SPDR Bloomberg 1-3 Month T-Bill ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 73,108,689	$ 19,658,282	$ 13,326,697	$ (8,887,655)
Net realized gain (loss)	14,476,757	4,944,368	(891,904)	1,108,499
Net change in unrealized appreciation/depreciation	(132,967,567)	9,340,002	(2,926,902)	(260,484)
Net increase (decrease) in net assets resulting from operations	(45,382,121)	33,942,652	9,507,891	(8,039,640)
Net equalization credits and charges	(4,969,484)	(3,502,993)	—	—
Distributions to shareholders	(70,050,311)	(13,398,677)	(6,491,818)	(468,776)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,124,838,486	416,910,972	17,004,740,517	3,550,701,504
Cost of shares redeemed	(335,025,563)	(47,787,397)	(7,898,952,632)	(7,701,279,785)
Net income equalization	4,969,484	3,502,993	—	—
Other Capital	5,092	1,909	—	24,767
Net increase (decrease) in net assets from beneficial interest transactions	794,787,499	372,628,477	9,105,787,885	(4,150,553,514)
Net increase (decrease) in net assets during the period	674,385,583	389,669,459	9,108,803,958	(4,159,061,930)
Net assets at beginning of period	779,453,601	389,784,142	11,950,061,924	16,109,123,854
NET ASSETS AT END OF PERIOD	$1,453,839,184	$779,453,601	$21,058,865,882	$ 11,950,061,924
SHARES OF BENEFICIAL INTEREST:
Shares sold	53,900,000	20,000,000	186,000,000	38,800,000
Shares redeemed	(16,100,000)	(2,300,000)	(86,400,000)	(84,150,000)
Net increase (decrease) from share transactions	37,800,000	17,700,000	99,600,000	(45,350,000)
See accompanying notes to financial statements.
252

SPDR Bloomberg 3-12 Month T-Bill ETF		SPDR Bloomberg Emerging Markets USD Bond ETF		SPDR Bloomberg Investment Grade Floating Rate ETF
Year Ended 6/30/22	For the Period 9/23/20*- 6/30/21	Year Ended 6/30/22	For the Period 4/7/21*- 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21

$ 134,907	$ (4,606)	$ 7,242,095	$ 1,388,962	$ 13,576,595	$ 12,652,988
(70,626)	2,710	(9,713,263)	198,981	(208,342)	5,899,277
(145,991)	(167)	(37,490,024)	2,637,081	(36,022,106)	9,647,575
(81,710)	(2,063)	(39,961,192)	4,225,024	(22,653,853)	28,199,840
(21,278)	405	21,662	69,350	81,088	7,239
(52,842)	—	(7,364,788)	(862,431)	(12,349,424)	(14,925,394)

69,907,752	15,010,697	31,958,733	186,906,555	1,211,071,145	731,487,480
(19,936,491)	(5,003,669)	(15,251,922)	(9,083,571)	(420,719,007)	(923,696,913)
21,278	(405)	(21,662)	(69,350)	(81,088)	(7,239)
—	—	15,332	296	17,317	5,901
49,992,539	10,006,623	16,700,481	177,753,930	790,288,367	(192,210,771)
49,836,709	10,004,965	(30,603,837)	181,185,873	755,366,178	(178,929,086)
10,004,965	—	181,185,873	—	2,478,486,501	2,657,415,587
$ 59,841,674	$10,004,965	$150,582,036	$181,185,873	$3,233,852,679	$2,478,486,501

700,000	150,000	1,100,000	6,200,000	39,700,000	23,900,000
(200,000)	(50,000)	(500,000)	(300,000)	(13,800,000)	(30,200,000)
500,000	100,000	600,000	5,900,000	25,900,000	(6,300,000)
*	Commencement of operations.
253

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF		SPDR Nuveen Bloomberg Municipal Bond ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 57,387,489	$ 49,078,106	$ 68,825,100	$ 62,930,628
Net realized gain (loss)	(17,188,704)	7,399,575	(115,966,592)	33,403,374
Net change in unrealized appreciation/depreciation	(275,502,167)	95,854,725	(451,297,425)	(6,816,425)
Net increase (decrease) in net assets resulting from operations	(235,303,382)	152,332,406	(498,438,917)	89,517,577
Net equalization credits and charges	262,854	766,043	(24,998)	203,964
Distributions to shareholders	(56,325,424)	(48,403,539)	(68,277,567)	(67,372,641)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	676,233,073	633,061,839	2,911,120,068	1,005,230,069
Cost of shares redeemed	(512,854,500)	(140,113,915)	(2,590,849,917)	(657,241,480)
Net income equalization	(262,854)	(766,043)	24,998	(203,964)
Other Capital	218,116	280,973	372,521	65,341
Net increase (decrease) in net assets from beneficial interest transactions	163,333,835	492,462,854	320,667,670	347,849,966
Contribution from Affiliate (Note 4)	—	—	—	—
Net increase (decrease) in net assets during the period	(128,032,117)	597,157,764	(246,073,812)	370,198,866
Net assets at beginning of period	1,796,065,274	1,198,907,510	3,732,081,859	3,361,882,993
NET ASSETS AT END OF PERIOD	$1,668,033,157	$1,796,065,274	$ 3,486,008,047	$3,732,081,859
SHARES OF BENEFICIAL INTEREST:
Shares sold	11,900,000	10,700,000	58,600,000	19,300,000
Shares redeemed	(9,000,000)	(2,400,000)	(54,300,000)	(12,600,000)
Net increase (decrease) from share transactions	2,900,000	8,300,000	4,300,000	6,700,000
See accompanying notes to financial statements.
254

SPDR Nuveen Bloomberg Short Term Municipal Bond ETF		SPDR Bloomberg Convertible Securities ETF		SPDR Bloomberg High Yield Bond ETF
Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21

$ 31,962,793	$ 42,296,547	$ (142,053,013)	$ (56,480,762)	$ 326,965,220	$ 493,147,777
(2,176,340)	16,242,613	569,902,040	1,852,400,877	(404,303,845)	582,843,816
(232,214,352)	(40,104,073)	(1,891,933,646)	380,214,977	(1,003,008,512)	451,925,222
(202,427,899)	18,435,087	(1,464,084,619)	2,176,135,092	(1,080,347,137)	1,527,916,815
117,071	308,646	(366,573)	(2,658,515)	1,675,244	(4,231,181)
(37,360,220)	(46,698,983)	(122,836,060)	(149,426,532)	(374,184,627)	(557,603,482)

901,417,227	984,291,179	2,589,175,301	3,565,731,873	34,723,182,505	35,932,293,658
(624,684,398)	(153,699,355)	(3,891,555,446)	(3,608,268,419)	(36,865,766,751)	(37,723,570,801)
(117,071)	(308,646)	366,573	2,658,515	(1,675,244)	4,231,181
255,350	326,294	28,731	137,556	1,161,115	4,509,591
276,871,108	830,609,472	(1,301,984,841)	(39,740,475)	(2,143,098,375)	(1,782,536,371)
—	—	—	—	222,935	—
37,200,060	802,654,222	(2,889,272,093)	1,984,309,570	(3,595,731,960)	(816,454,219)
4,815,522,322	4,012,868,100	6,628,385,706	4,644,076,136	9,738,732,821	10,555,187,040
$4,852,722,382	$4,815,522,322	$ 3,739,113,613	$ 6,628,385,706	$ 6,143,000,861	$ 9,738,732,821

18,600,000	19,800,000	31,400,000	44,100,000	331,600,000	335,000,000
(13,100,000)	(3,100,000)	(49,800,000)	(44,900,000)	(352,400,000)	(350,800,000)
5,500,000	16,700,000	(18,400,000)	(800,000)	(20,800,000)	(15,800,000)
255

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Short Term High Yield Bond ETF		SPDR Bloomberg SASB Corporate Bond ESG Select ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended* 6/30/22	For the Period 11/9/20-* 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 160,166,939	$ 163,142,124	$ 569,419	$ 331,625
Net realized gain (loss)	(102,347,462)	202,849,484	(295,382)	8,070
Net change in unrealized appreciation/depreciation	(385,816,260)	138,267,235	(4,257,786)	(130,691)
Net increase (decrease) in net assets resulting from operations	(327,996,783)	504,258,843	(3,983,749)	209,004
Net equalization credits and charges	(515,776)	(1,354,275)	140	4,209
Distributions to shareholders	(188,395,246)	(175,655,642)	(598,516)	(301,210)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	6,684,348,978	15,672,178,995	—	30,001,526
Cost of shares redeemed	(7,818,632,155)	(13,981,332,848)	(1,176,442)	—
Net income equalization	515,776	1,354,275	(140)	(4,209)
Other Capital	199,366	749,568	—	635
Net increase (decrease) in net assets from beneficial interest transactions	(1,133,568,035)	1,692,949,990	(1,176,582)	29,997,952
Net increase (decrease) in net assets during the period	(1,650,475,840)	2,020,198,916	(5,758,707)	29,909,955
Net assets at beginning of period	5,057,539,534	3,037,340,618	29,909,955	—
NET ASSETS AT END OF PERIOD	$ 3,407,063,694	$ 5,057,539,534	$24,151,248	$29,909,955
SHARES OF BENEFICIAL INTEREST:
Shares sold	251,700,000	585,900,000	—	1,200,000
Shares redeemed	(294,000,000)	(522,900,000)	(50,000)	—
Net increase (decrease) from share transactions	(42,300,000)	63,000,000	(50,000)	1,200,000
*	Commencement of operations.
See accompanying notes to financial statements.
256

SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
For the Period 5/12/22-* 6/30/22

$ 607,833
(115,922)
(2,373,840)
(1,881,929)
2,614
(224,294)

105,570,481
—
(2,614)
—
105,567,867
103,464,258
—
$103,464,258

1,050,000
—
1,050,000
*	Commencement of operations.
257

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg 1-10 Year TIPS ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 21.12	$ 20.30	$ 19.59	$ 19.27	$ 19.46
Income (loss) from investment operations:
Net investment income (loss) (a)	1.28	0.72	0.12	0.44	0.53
Net realized and unrealized gain (loss) (b)	(1.62)	0.70	0.99	0.43	(0.21)
Total from investment operations	(0.34)	1.42	1.11	0.87	0.32
Net equalization credits and charges (a)	(0.09)	(0.13)	(0.01)	(0.01)	(0.07)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(1.23)	(0.47)	(0.27)	(0.54)	(0.44)
Return of Capital	—	—	(0.12)	—	—
Total distributions	(1.23)	(0.47)	(0.39)	(0.54)	(0.44)
Net asset value, end of period	$ 19.46	$ 21.12	$ 20.30	$ 19.59	$ 19.27
Total return (d)	(2.21)%	6.42%	5.74%	4.57%	1.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,453,839	$779,454	$389,784	$340,829	$258,195
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	6.17%	3.45%	0.61%	2.32%	2.73%
Portfolio turnover rate (e)	15%	15%	17%	20%	21%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
258

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg 1-3 Month T-Bill ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 91.47	$ 91.53	$ 91.60	$ 91.57	$ 91.48
Income (loss) from investment operations:
Net investment income (loss) (b)	0.09	(0.06)	0.88	1.97	1.15
Net realized and unrealized gain (loss) (c)	(0.07)	0.00(d)	0.32	(0.05)	(0.10)
Total from investment operations	0.02	(0.06)	1.20	1.92	1.05
Contribution from Adviser	—	—	—	—	0.00(d)
Other capital (b)	—	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(0.03)	(0.00)(d)	(1.27)	(1.89)	(0.96)
Net asset value, end of period	$ 91.46	$ 91.47	$ 91.53	$ 91.60	$ 91.57
Total return (e)	0.03%	(0.06)%	1.32%	2.13%	1.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$21,058,866	$11,950,062	$16,109,124	$9,306,387	$3,364,553
Ratios to average net assets:
Total expenses	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)	0.09%	(0.07)%	0.96%	2.15%	1.26%
(a)	On November 29, 2017, the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF underwent a 1-for-2 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
See accompanying notes to financial statements.
259

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg 3-12 Month T-Bill ETF
	Year Ended 6/30/22	For the Period 9/23/20*- 6/30/21
Net asset value, beginning of period	$100.05	$100.07
Income (loss) from investment operations:
Net investment income (loss) (a)	0.56	(0.04)
Net realized and unrealized gain (loss) (b)	(0.71)	0.02
Total from investment operations	(0.15)	(0.02)
Net equalization credits and charges (a)	(0.09)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.07)	—
Net asset value, end of period	$ 99.74	$100.05
Total return (d)	(0.24)%	(0.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$59,842	$10,005
Ratios to average net assets:
Total expenses	0.14%	0.14%(e)
Net investment income (loss)	0.56%	(0.05)%(e)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
See accompanying notes to financial statements.
260

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Emerging Markets USD Bond ETF
	Year Ended 6/30/22	For the Period 4/7/21*- 6/30/21
Net asset value, beginning of period	$ 30.71	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.18	0.27
Net realized and unrealized gain (loss) (b)	(7.52)	0.60
Total from investment operations	(6.34)	0.87
Net equalization credits and charges (a)	0.00(c)	0.01
Other capital (a)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.20)	(0.17)
Net asset value, end of period	$ 23.17	$ 30.71
Total return (d)	(21.31)%	2.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$150,582	$181,186
Ratios to average net assets:
Total expenses	0.23%	0.23%(e)
Net investment income (loss)	4.18%	3.81%(e)
Portfolio turnover rate (f)	10%	17%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
261

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Investment Grade Floating Rate ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 30.64	$ 30.47	$ 30.72	$ 30.74	$ 30.69
Income (loss) from investment operations:
Net investment income (loss) (a)	0.15	0.16	0.68	0.87	0.63
Net realized and unrealized gain (loss) (b)	(0.37)	0.19	(0.21)	(0.03)	(0.04)
Total from investment operations	(0.22)	0.35	0.47	0.84	0.59
Net equalization credits and charges (a)	0.00(c)	0.00(c)	(0.01)	0.00(c)	0.02
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(0.14)	(0.18)	(0.71)	(0.86)	(0.57)
Net asset value, end of period	$ 30.28	$ 30.64	$ 30.47	$ 30.72	$ 30.74
Total return (d)	(0.73)%	1.14%	1.52%	2.83%	2.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,233,853	$2,478,487	$2,657,416	$4,061,612	$3,430,056
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	0.50%	0.52%	2.23%	2.85%	2.06%
Portfolio turnover rate (e)	41%	41%	27%	19%	16%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
262

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 60.68	$ 56.29	$ 58.44	$ 56.55	$ 57.25
Income (loss) from investment operations:
Net investment income (loss) (a)	1.85	2.04	2.23	2.45	2.29
Net realized and unrealized gain (loss) (b)	(9.41)	4.36	(2.18)	1.71	(0.87)
Total from investment operations	(7.56)	6.40	0.05	4.16	1.42
Net equalization credits and charges (a)	0.01	0.03	0.03	0.05	(0.01)
Other capital (a)	0.01	0.01	0.00(c)	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(1.82)	(2.05)	(2.23)	(2.33)	(2.11)
Net asset value, end of period	$ 51.32	$ 60.68	$ 56.29	$ 58.44	$ 56.55
Total return (d)	(12.76)%	11.70%	0.08%	7.70%	2.53%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,668,033	$1,796,065	$1,198,908	$824,048	$531,542
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.37%	0.50%
Net expenses	0.35%	0.35%	0.35%	0.37%	0.45%
Net investment income (loss)	3.20%	3.49%	3.87%	4.33%	4.06%
Portfolio turnover rate (e)	12%	14%	19%	18%	19%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
263

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Municipal Bond ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 52.09	$ 51.76	$ 50.24	$ 48.11	$ 48.77
Income (loss) from investment operations:
Net investment income (loss) (a)	0.83	0.96	1.06	1.10	1.06
Net realized and unrealized gain (loss) (b)	(6.19)	0.33	1.51	2.13	(0.67)
Total from investment operations	(5.36)	1.29	2.57	3.23	0.39
Net equalization credits and charges (a)	(0.00)(c)	0.00(c)	0.01	0.00(c)	0.01
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.83)	(0.96)	(1.06)	(1.10)	(1.06)
Net asset value, end of period	$ 45.90	$ 52.09	$ 51.76	$ 50.24	$ 48.11
Total return (d)	(10.42)%	2.64%	5.20%	6.82%	0.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,486,008	$3,732,082	$3,361,883	$2,926,367	$2,696,593
Ratios to average net assets:
Total expenses	0.23%	0.28%	0.30%	0.30%	0.30%
Net expenses	0.23%	0.23%	0.23%	0.23%	0.23%
Net investment income (loss)	1.66%	1.84%	2.08%	2.27%	2.19%
Portfolio turnover rate (e)	3%	9%	15%	22%	20%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
264

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 49.52	$ 49.82	$ 48.93	$ 47.98	$ 48.54
Income (loss) from investment operations:
Net investment income (loss) (a)	0.31	0.48	0.66	0.65	0.54
Net realized and unrealized gain (loss) (b)	(2.23)	(0.25)	0.90	0.94	(0.57)
Total from investment operations	(1.92)	0.23	1.56	1.59	(0.03)
Net equalization credits and charges (a)	0.00(c)	0.00(c)	0.00(c)	(0.00)(c)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.32)	(0.49)	(0.67)	(0.64)	(0.53)
Net realized gains	(0.05)	(0.04)	—	—	—
Total distributions	(0.37)	(0.53)	(0.67)	(0.64)	(0.53)
Net asset value, end of period	$ 47.23	$ 49.52	$ 49.82	$ 48.93	$ 47.98
Total return (d)	(3.91)%	0.47%	3.21%	3.34%	(0.06)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,852,722	$4,815,522	$4,012,868	$3,613,514	$3,654,095
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	0.64%	0.96%	1.34%	1.36%	1.11%
Portfolio turnover rate (e)	19%	20%	23%	35%	27%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
265

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Convertible Securities ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 86.87	$ 60.23	$ 52.93	$ 53.09	$ 49.53
Income (loss) from investment operations:
Net investment income (loss) (a)	(1.97)	(0.73)	0.34	(0.30)	0.23
Net realized and unrealized gain (loss) (b)	(18.65)	29.30	8.56	2.88	5.40
Total from investment operations	(20.62)	28.57	8.90	2.58	5.63
Net equalization credits and charges (a)	(0.01)	(0.03)	0.12	0.04	0.01
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.66)	(1.90)	(1.72)	(2.78)	(2.08)
Net asset value, end of period	$ 64.58	$ 86.87	$ 60.23	$ 52.93	$ 53.09
Total return (d)	(24.12)%	47.75%	17.45%	5.51%	11.62%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,739,114	$6,628,386	$4,644,076	$3,858,397	$4,475,889
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	(2.44)%	(0.93)%	0.62%	(0.58)%	0.44%
Portfolio turnover rate (e)	13%	30%	41%	36%	40%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
266

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg High Yield Bond ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 109.83	$ 101.03	$ 108.73	$ 106.80	$ 111.30
Income (loss) from investment operations:
Net investment income (loss) (b)	4.20	4.56	5.40	6.08	5.85
Net realized and unrealized gain (loss) (c)	(18.85)	9.36	(7.31)	1.84	(4.53)
Total from investment operations	(14.65)	13.92	(1.91)	7.92	1.32
Net equalization credits and charges (b)	0.02	(0.04)	0.00(d)	0.06	0.00(d)
Contribution from Adviser (Note 4)	0.00(d)	—	—	—	—
Other capital (b)	0.01	0.04	0.04	0.03	0.03
Distributions to shareholders from:
Net investment income	(4.70)	(5.12)	(5.83)	(6.08)	(5.85)
Net asset value, end of period	$ 90.51	$ 109.83	$ 101.03	$ 108.73	$ 106.80
Total return (e)	(13.82)%(f)	13.99%	(1.81)%	7.81%	1.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,143,001	$9,738,733	$10,555,187	$9,402,239	$9,506,526
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	3.99%	4.26%	5.13%	5.72%	5.34%
Portfolio turnover rate (g)	35%	48%	50%	44%	38%
(a)	On May 6, 2019, the SPDR Bloomberg Barclays High Yield Bond ETF underwent a 1-for-3 reverse share split. The capital share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If the Adviser had not made a contribution during the year ended June 30, 2022, the total return would have remained (13.82)%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
267

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Short Term High Yield Bond ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 27.53	$ 25.16	$ 27.21	$ 27.33	$ 27.92
Income (loss) from investment operations:
Net investment income (loss) (a)	1.01	1.14	1.37	1.54	1.48
Net realized and unrealized gain (loss) (b)	(3.26)	2.53	(1.93)	(0.11)	(0.58)
Total from investment operations	(2.25)	3.67	(0.56)	1.43	0.90
Net equalization credits and charges (a)	(0.00)(c)	(0.01)	(0.01)	(0.01)	(0.01)
Other capital (a)	0.00(c)	0.01	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.18)	(1.30)	(1.48)	(1.54)	(1.48)
Net asset value, end of period	$ 24.10	$ 27.53	$ 25.16	$ 27.21	$ 27.33
Total return (d)	(8.54)%	14.79%	(2.10)%	5.37%	3.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,407,064	$5,057,540	$3,037,341	$3,038,813	$3,544,787
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	3.79%	4.26%	5.27%	5.67%	5.37%
Portfolio turnover rate (e)	59%	74%	90%	65%	53%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
268

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg SASB Corporate Bond ESG Select ETF
	Year Ended 6/30/22	For the Period 11/09/20*- 6/30/21
Net asset value, beginning of period	$ 24.92	$ 25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.48	0.30
Net realized and unrealized gain (loss) (b)	(3.89)	(0.11)
Total from investment operations	(3.41)	0.19
Net equalization credits and charges (a)	0.00(c)	0.00(c)
Other capital (a)	—	0.00(c)
Distributions to shareholders from:
Net investment income	(0.51)	(0.27)
Net asset value, end of period	$ 21.00	$ 24.92
Total return (d)	(13.93)%	0.78%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,151	$29,910
Ratios to average net assets:
Total expenses	0.12%(e)	0.12%(e)
Net investment income (loss)	2.03%(e)	1.85%(e)
Portfolio turnover rate (f)	25%(g)	16%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
269

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
For the Period 5/12/22*- 6/30/22
Net asset value, beginning of period	$ 100.60
Income (loss) from investment operations:
Net investment income (loss) (a)	0.93
Net realized and unrealized gain (loss) (b)	(2.78)
Total from investment operations	(1.85)
Net equalization credits and charges (a)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.21)
Net asset value, end of period	$ 98.54
Total return (d)	(1.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$103,464
Ratios to average net assets:
Total expenses	0.09%(e)
Net expenses	0.07%(e)
Net investment income (loss)	4.18%(e)
Portfolio turnover rate (f)	37%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
270

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2022

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg 1-10 Year TIPS ETF (Formerly, SPDR Bloomberg Barclays 1-10 Year TIPS ETF)
SPDR Bloomberg 1-3 Month T-Bill ETF (Formerly, SPDR Bloomberg Barclays 1-3 Month T-Bill ETF)
SPDR Bloomberg 3-12 Month T-Bill ETF (Formerly, SPDR Bloomberg Barclays 3-12 Month T-Bill ETF)
SPDR Bloomberg Emerging Markets USD Bond ETF (Formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)
SPDR Bloomberg Investment Grade Floating Rate ETF (Formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF (Formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)
SPDR Nuveen Bloomberg Municipal Bond ETF (Formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF (Formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)
SPDR Bloomberg Convertible Securities ETF (Formerly, SPDR Bloomberg Barclays Convertible Securities ETF)
SPDR Bloomberg High Yield Bond ETF (Formerly, SPDR Bloomberg Barclays High Yield Bond ETF)
SPDR Bloomberg Short Term High Yield Bond ETF (Formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
SPDR Bloomberg SASB Corporate Bond ESG Select ETF
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF
Each Fund is classified as a diversified investment company under the 1940 Act, except for the SPDR Bloomberg SASB Corporate Bond ESG Select ETF, which is classified as a non-diversified investment company.
The SPDR MarketAxess Investment Grade 400 Corporate Bond ETF was formed on May 11, 2022 and commenced on operations on May 12, 2022.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
271

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2022, is disclosed in each Fund’s respective Schedule of Investments.
272

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June 30, 2022

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Inflation-indexed public obligations are income-generating instruments whose interest and principal are periodically adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond and is accounted for as interest income in the Statements of Operations. Deflation may cause dividends to be suspended. The SPDR Bloomberg 1-10 Year TIPS ETF may invest exclusively in inflation-indexed instruments.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2022, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
273

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June 30, 2022

3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg 1-10 Year TIPS ETF	0.15%
SPDR Bloomberg 1-3 Month T-Bill ETF	0.135
SPDR Bloomberg 3-12 Month T-Bill ETF	0.135
SPDR Bloomberg Emerging Markets USD Bond ETF	0.23
SPDR Bloomberg Investment Grade Floating Rate ETF	0.15
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	0.35
SPDR Nuveen Bloomberg Municipal Bond ETF	0.23
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	0.20
SPDR Bloomberg Convertible Securities ETF	0.40
SPDR Bloomberg High Yield Bond ETF	0.40
SPDR Bloomberg Short Term High Yield Bond ETF	0.40
SPDR Bloomberg SASB Corporate Bond ESG Select ETF	0.12
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	0.09
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses for the SPDR MarketAxess Investment Grade 400 Corporate ETF until May 11, 2023, so that the net annual Fund operating expenses, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, will be limited to 0.07% of the Fund's average daily net assets. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be canceled or modified at any time after May 11, 2023. This waiver and/or reimbursement may not be terminated prior to May 11, 2023 except with the approval of the Fund’s Board of Trustees.
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2022. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2022 except with the approval of the Board.
274

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June 30, 2022

The Adviser pays all the operating expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
SSGA LTD, an affiliate of the Adviser, serves as investment sub-adviser to the SPDR Bloomberg Emerging Markets USD Bond ETF and provides day to day management of the Fund’s investments allocated to it by the Adviser, subject to supervision by the Adviser and oversight by the Board.
Nuveen Asset Management receives fees from the Adviser for its services as the sub-adviser to the SPDR Nuveen Bloomberg High Yield Municipal Bond ETF, SPDR Nuveen Bloomberg Municipal Bond ETF and SPDR Nuveen Bloomberg Short Term Municipal Bond ETF.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Effective January 1, 2022, net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2022 are disclosed in the Schedules of Investments.
During the fiscal year ended June 30, 2022, SSGA FM agreed to make a contribution of $222,935 to the SPDR Bloomberg HIgh Yield Bond ETF related to an accounting matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
275

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2022, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Bloomberg 1-10 Year TIPS ETF	$172,912,764	$237,168,254	$ —	$ —
SPDR Bloomberg Emerging Markets USD Bond ETF	—	—	19,594,971	17,848,243
SPDR Bloomberg Investment Grade Floating Rate ETF	—	—	1,229,531,209	1,045,783,141
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	—	—	286,271,728	206,208,257
SPDR Nuveen Bloomberg Municipal Bond ETF	—	—	605,365,487	121,321,654
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	—	—	1,703,618,005	950,858,857
SPDR Bloomberg Convertible Securities ETF	—	—	756,029,375	735,923,385
SPDR Bloomberg High Yield Bond ETF	4,950,195	4,361,019	3,000,161,108	2,873,495,225
SPDR Bloomberg Short Term High Yield Bond ETF	—	—	2,684,889,131	2,371,829,826
SPDR Bloomberg SASB Corporate Bond ESG Select ETF	—	—	7,210,221	7,055,833
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	—	—	18,867,807	19,173,827
For the year ended June 30, 2022, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg 1-10 Year TIPS ETF	$ 1,124,946,820	$ 333,289,601	$ 15,394,627
SPDR Bloomberg 1-3 Month T-Bill ETF	17,027,153,102	7,910,174,258	(22,110)
SPDR Bloomberg 3-12 Month T-Bill ETF	69,564,205	19,849,652	(47,240)
SPDR Bloomberg Emerging Markets USD Bond ETF	30,380,302	13,995,067	198,676
SPDR Bloomberg Investment Grade Floating Rate ETF	1,193,499,183	418,902,925	(303,040)
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	568,605,474	510,172,796	(16,007,030)
SPDR Nuveen Bloomberg Municipal Bond ETF	2,488,353,581	2,576,618,295	(117,464,863)
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	278,262,146	628,874,682	(10,312,724)
SPDR Bloomberg Convertible Securities ETF	2,580,182,974	3,891,651,731	406,948,468
SPDR Bloomberg High Yield Bond ETF	33,558,911,141	35,696,824,066	(335,554,078)
SPDR Bloomberg Short Term High Yield Bond ETF	6,561,948,834	7,629,174,886	(47,107,879)
SPDR Bloomberg SASB Corporate Bond ESG Select ETF	—	1,160,608	(64,105)
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	104,724,136	—	—
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
276

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. SPDR MarketAxess Investment Grade 400 Corporate Bond ETF intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Each will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to in-kind transactions, wash sale loss deferrals, TIPS adjustments, amortization and accretion of premium and discount for financial statement purposes, defaulted bonds, contingent payment debt instruments, and deemed dividends on convertible debt. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2022, was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
SPDR Bloomberg 1-10 Year TIPS ETF	$ 70,050,311	$ —	$ —	$ 70,050,311
SPDR Bloomberg 1-3 Month T-Bill ETF	6,491,818	—	—	6,491,818
SPDR Bloomberg 3-12 Month T-Bill ETF	52,842	—	—	52,842
SPDR Bloomberg Emerging Markets USD Bond ETF	7,364,788	—	—	7,364,788
SPDR Bloomberg Investment Grade Floating Rate ETF	12,349,424	—	—	12,349,424
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	687,208	55,638,216	—	56,325,424
SPDR Nuveen Bloomberg Municipal Bond ETF	295,965	67,981,602	—	68,277,567
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	67,248	31,785,273	5,507,699	37,360,220
SPDR Bloomberg Convertible Securities ETF	122,836,060	—	—	122,836,060
SPDR Bloomberg High Yield Bond ETF	374,184,627	—	—	374,184,627
SPDR Bloomberg Short Term High Yield Bond ETF	188,395,246	—	—	188,395,246
SPDR Bloomberg SASB Corporate Bond ESG Select ETF	598,516	—	—	598,516
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	224,294	—	—	224,294
The tax character of distributions paid during the year ended June 30, 2021, was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
SPDR Bloomberg 1-10 Year TIPS ETF	$ 13,398,677	$ —	$ —	$ 13,398,677
SPDR Bloomberg 1-3 Month T-Bill ETF	468,776	—	—	468,776
SPDR Bloomberg 3-12 Month T-Bill ETF	—	—	—	—
SPDR Bloomberg Emerging Markets USD Bond ETF	862,431	—	—	862,431
SPDR Bloomberg Investment Grade Floating Rate ETF	14,925,394	—	—	14,925,394
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	156,620	48,246,919	—	48,403,539
SPDR Nuveen Bloomberg Municipal Bond ETF	352,745	64,576,445	4,078,590	69,007,780
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	10,647	44,206,236	3,560,299	47,777,182
277

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
SPDR Bloomberg Convertible Securities ETF	$149,426,532	$ —	$ —	$149,426,532
SPDR Bloomberg High Yield Bond ETF	557,603,482	—	—	557,603,482
SPDR Bloomberg Short Term High Yield Bond ETF	175,655,642	—	—	175,655,642
SPDR Bloomberg SASB Corporate Bond ESG Select ETF	301,210	—	—	301,210
At June 30, 2022, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Bloomberg 1-10 Year TIPS ETF	$ 8,805,895	$ —	$ (970,760)	$—	$ (103,728,196)	$ (95,893,061)
SPDR Bloomberg 1-3 Month T-Bill ETF	6,834,879	—	(869,794)	—	(3,256,302)	2,708,783
SPDR Bloomberg 3-12 Month T-Bill ETF	82,065	—	(18,545)	—	(150,254)	(86,734)
SPDR Bloomberg Emerging Markets USD Bond ETF	641,745	—	(9,947,670)	—	(34,904,322)	(44,210,247)
SPDR Bloomberg Investment Grade Floating Rate ETF	2,244,420	—	(12,737,729)	—	(31,300,864)	(41,794,173)
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	—	7,385,741	(17,355,477)	—	(181,736,340)	(191,706,076)
SPDR Nuveen Bloomberg Municipal Bond ETF	—	376,729	—	—	(258,934,702)	(258,557,973)
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	—	—	—	—	(172,312,442)	(172,312,442)
SPDR Bloomberg Convertible Securities ETF	15,167,698	—	—	—	(1,088,838,355)	(1,073,670,657)
SPDR Bloomberg High Yield Bond ETF	—	—	(1,621,067,806)	—	(1,063,354,465)	(2,684,422,271)
SPDR Bloomberg Short Term High Yield Bond ETF	14,933,661	—	(681,197,480)	—	(403,956,039)	(1,070,219,858)
SPDR Bloomberg SASB Corporate Bond ESG Select ETF	39,357	—	(239,144)	—	(4,410,579)	(4,610,366)
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	383,995	—	(87,434)	—	(2,402,784)	(2,106,223)
As of June 30, 2022, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Bloomberg 1-10 Year TIPS ETF	$ 970,760	$ —
SPDR Bloomberg 1-3 Month T-Bill ETF	869,794	—
SPDR Bloomberg 3-12 Month T-Bill ETF	18,545	—
SPDR Bloomberg Emerging Markets USD Bond ETF	8,372,430	1,575,240
SPDR Bloomberg Investment Grade Floating Rate ETF	7,636,598	5,101,131
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	14,397,913	2,957,564
SPDR Bloomberg High Yield Bond ETF	455,842,259	1,165,225,547
SPDR Bloomberg Short Term High Yield Bond ETF	266,050,512	415,146,968
SPDR Bloomberg SASB Corporate Bond ESG Select ETF	62,775	176,369
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	87,434	—
As of June 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg 1-10 Year TIPS ETF	$ 1,547,499,404	$ 109,629	$ 103,837,825	$ (103,728,196)
SPDR Bloomberg 1-3 Month T-Bill ETF	21,064,247,091	10,381	3,266,683	(3,256,302)
SPDR Bloomberg 3-12 Month T-Bill ETF	59,999,298	—	150,254	(150,254)
SPDR Bloomberg Emerging Markets USD Bond ETF	182,165,885	—	34,904,322	(34,904,322)
SPDR Bloomberg Investment Grade Floating Rate ETF	3,350,781,891	92,322	31,393,186	(31,300,864)
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	1,832,833,987	6,522,461	188,258,800	(181,736,339)
SPDR Nuveen Bloomberg Municipal Bond ETF	3,703,379,362	4,060,836	262,995,336	(258,934,500)
278

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	$ 4,967,097,778	$ 2,684,738	$ 174,997,181	$ (172,312,443)
SPDR Bloomberg Convertible Securities ETF	5,046,611,380	167,956,476	1,256,794,830	(1,088,838,354)
SPDR Bloomberg High Yield Bond ETF	7,539,777,363	2,577,587	1,065,932,052	(1,063,354,465)
SPDR Bloomberg Short Term High Yield Bond ETF	4,060,918,680	228,070	404,184,109	(403,956,039)
SPDR Bloomberg SASB Corporate Bond ESG Select ETF	28,074,920	214	4,410,792	(4,410,578)
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	104,404,663	1,729	2,404,513	(2,402,784)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2022, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2022:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Bloomberg Investment Grade Floating Rate ETF	$ 56,748,962	$ 55,675,500	$ 2,277,595	$ 57,953,095
SPDR Bloomberg Convertible Securities ETF	187,388,564	159,777,913	32,936,593	192,714,506
SPDR Bloomberg High Yield Bond ETF	440,571,081	435,150,963	18,142,330	453,293,293
SPDR Bloomberg Short Term High Yield Bond ETF	285,287,632	273,807,319	19,497,023	293,304,342
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2022:
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June 30, 2022

		Remaining Contractual Maturity of the Agreements as of June 30, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Investment Grade Floating Rate ETF	Corporate Bonds & Notes	$ 55,675,500	$—	$—	$—	$ 55,675,500	$ 55,675,500
SPDR Bloomberg Convertible Securities ETF	Convertible Preferred Stocks	92,907,353	—	—	—	92,907,353	92,907,353
SPDR Bloomberg Convertible Securities ETF	Corporate Bonds & Notes	37,647,868	—	—	—	37,647,868	37,647,868
SPDR Bloomberg Convertible Securities ETF	Preferred Stocks	29,222,692	—	—	—	29,222,692	29,222,692
SPDR Bloomberg Short Term High Yield Bond ETF	Corporate Bonds & Notes	273,801,468	—	—	—	273,801,468	273,801,468
SPDR Bloomberg Short Term High Yield Bond ETF	Warrants	5,851	—	—	—	5,851	5,851
10.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The following Funds participate in the credit facility as of June 30, 2022:
SPDR Bloomberg Investment Grade Floating Rate ETF
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF
SPDR Nuveen Bloomberg Municipal Bond ETF
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF
SPDR Bloomberg Convertible Securities ETF
SPDR Bloomberg High Yield Bond ETF
SPDR Bloomberg Short Term High Yield Bond ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
Prior to October 7, 2021, the Funds had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Funds had no outstanding loans as of June 30, 2022.
11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
12.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
281

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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Bloomberg 1-10 Year TIPS ETF (formerly, SPDR Bloomberg Barclays 1-10 Year TIPS ETF), SPDR Bloomberg 1-3 Month T-Bill ETF (formerly, SPDR Bloomberg Barclays 1-3 Month T-Bill ETF), SPDR Bloomberg 3-12 Month T-Bill ETF (formerly, SPDR Bloomberg Barclays 3-12 Month T-Bill ETF), SPDR Bloomberg Emerging Markets USD Bond ETF (formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF), SPDR Bloomberg Investment Grade Floating Rate ETF (formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF), SPDR Nuveen Bloomberg High Yield Municipal Bond ETF (formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF), SPDR Nuveen Bloomberg Municipal Bond ETF (formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF), SPDR Nuveen Bloomberg Short Term Municipal Bond ETF (formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF), SPDR Bloomberg Convertible Securities ETF (formerly, SPDR Bloomberg Barclays Convertible Securities ETF), SPDR Bloomberg High Yield Bond ETF (formerly, SPDR Bloomberg Barclays High Yield Bond ETF), SPDR Bloomberg Short Term High Yield Bond ETF (formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF), SPDR Bloomberg SASB Corporate Bond ESG Select ETF and SPDR MarketAxess Investment Grade 400 Corporate Bond ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Bloomberg 1-10 Year TIPS ETF (formerly, SPDR Bloomberg Barclays 1-10 Year TIPS ETF), SPDR Bloomberg 1-3 Month T-Bill ETF (formerly, SPDR Bloomberg Barclays 1-3 Month T-Bill ETF), SPDR Bloomberg 3-12 Month T-Bill ETF (formerly, SPDR Bloomberg Barclays 3-12 Month T-Bill ETF), SPDR Bloomberg Emerging Markets USD Bond ETF (formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF), SPDR Bloomberg Investment Grade Floating Rate ETF (formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF), SPDR Nuveen Bloomberg High Yield Municipal Bond ETF (formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF), SPDR Nuveen Bloomberg Municipal Bond ETF (formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF), SPDR Nuveen Bloomberg Short Term Municipal Bond ETF (formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF), SPDR Bloomberg Convertible Securities ETF (formerly, SPDR Bloomberg Barclays Convertible Securities ETF), SPDR Bloomberg High Yield Bond ETF (formerly, SPDR Bloomberg Barclays High Yield Bond ETF), SPDR Bloomberg Short Term High Yield Bond ETF (formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF), SPDR Bloomberg SASB Corporate Bond ESG Select ETF and SPDR MarketAxess Investment Grade 400 Corporate Bond ETF (collectively referred to as the “Funds”) (thirteen of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2022, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (thirteen of the funds constituting SPDR® Series Trust) at June 30, 2022, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

Individual Fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR Bloomberg 1-10 Year TIPS ETF (formerly, SPDR Bloomberg Barclays 1-10 Year TIPS ETF)

SPDR Bloomberg 1-3 Month T-Bill (formerly, SPDR Bloomberg Barclays 1-3 Month T-Bill ETF)

SPDR Bloomberg Investment Grade Floating Rate ETF (formerly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF)

SPDR Nuveen Bloomberg High Yield Municipal Bond ETF (formerly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF)

SPDR Nuveen Bloomberg Municipal Bond ETF (formerly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF)

SPDR Nuveen Bloomberg Short Term Municipal Bond ETF (formerly, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF)

SPDR Bloomberg Convertible Securities ETF (formerly, SPDR Bloomberg Barclays Convertible Securities ETF)

SPDR Bloomberg High Yield Bond ETF (formerly, SPDR Bloomberg Barclays High Yield Bond ETF)

SPDR Bloomberg Short Term High Yield Bond ETF (formerly, SPDR Bloomberg Barclays Short Term High Yield Bond ETF)
	For the year ended June 30, 2022	For each of the two years in the period ended June 30, 2022	For each of the five years in the period ended June 30, 2022
SPDR Bloomberg 3-12 Month T-Bill ETF (formerly, SPDR Bloomberg Barclays 3-12 Month T-Bill ETF)	For the year ended June 30, 2022	For the year ended June 30, 2022 and the period from September 23, 2020 (commencement of operations) through June 30, 2021
SPDR Bloomberg Emerging Markets USD Bond ETF (formerly, SPDR Bloomberg Barclays Emerging Markets USD Bond ETF)	For the year ended June 30, 2022	For the year ended June 30, 2022 and the period from April 7, 2021 (commencement of operations) through June 30, 2021
SPDR Bloomberg SASB Corporate Bond ESG Select ETF	For the year ended June 30, 2022	For the year ended June 30, 2022 and the period from November 9, 2020 (commencement of operations) through June 30, 2021
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	For the period from May 12, 2022 (commencement of operations) through June 30, 2022
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 29, 2022
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OTHER INFORMATION
June 30, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Bloomberg 1-10 Year TIPS ETF	0.15%	$ 947.70	$ 0.72	$1,024.10	$0.75
SPDR Bloomberg 1-3 Month T-Bill ETF	0.14	1,000.70	0.69	1,024.10	0.70
SPDR Bloomberg 3-12 Month T-Bill ETF	0.13	998.10	0.64	1,024.10	0.65
SPDR Bloomberg Emerging Markets USD Bond ETF	0.23	796.50	1.02	1,023.70	1.15
SPDR Bloomberg Investment Grade Floating Rate ETF	0.15	992.80	0.74	1,024.10	0.75
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	0.35	867.30	1.62	1,023.10	1.76
SPDR Nuveen Bloomberg Municipal Bond ETF	0.23	893.30	1.08	1,023.70	1.15
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	0.20	962.80	0.97	1,023.80	1.00
SPDR Bloomberg Convertible Securities ETF	0.40	784.10	1.77	1,022.80	2.01
SPDR Bloomberg High Yield Bond ETF	0.40	851.20	1.84	1,022.80	2.01
SPDR Bloomberg Short Term High Yield Bond ETF	0.40	905.80	1.89	1,022.80	2.01
SPDR Bloomberg SASB Corporate Bond ESG Select ETF	0.12	860.10	0.55	1,024.20	0.60
SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	0.07(b)	981.60	0.10(c)	1,006.80	0.10

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
(b)	For the period May 12, 2022 (commencement of operations) through June 30, 2022.
(c)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 50, then divided by 365.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. Over the course of the prior year, SSGA FM provided the Board with reports addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for periods ending June 2021 and December 2021 including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2022.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Interest Dividends
Each Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2022 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Capital Gain Dividend
The Funds hereby designate as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Amount
SPDR Nuveen Bloomberg Municipal Bond ETF	$ 1,827,429
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	8,053,461
SPDR Bloomberg Convertible Securities ETF	53,067,252
Tax-Exempt Income
The percentage of distributions paid by the Funds that are exempt-interest distributions are as follows:
Percentage
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	98.78%
SPDR Nuveen Bloomberg Municipal Bond ETF	99.57%
SPDR Nuveen Bloomberg Short Term Municipal Bond ETF	99.79%
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment Adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
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OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Information regarding how the Funds voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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June 30, 2022 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2022, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the fixed income series (except the SPDR MarketAxess Investment Grade 400 Corporate Bond ETF) of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives. The Board also considered the Adviser’s role in overseeing third party sub-advisers, as applicable.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. The Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund and reviewed information regarding such SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the
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OTHER INFORMATION  (continued)
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Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF. In approving the continuance of the Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Agreement are fair and reasonable and that the continuance of the Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
Approval of Nuveen Asset Management, LLC Sub-Advisory Agreement
At a meeting held prior to June 30, 2022, the Board also evaluated a proposal to continue the Sub-Advisory Agreement (the “Nuveen Sub-Advisory Agreement”) between the Adviser and Nuveen Asset Management (“Nuveen”), with respect to the ETFs sub-advised by Nuveen (the “Nuveen ETFs”). The Independent Trustees also met separately to consider the Nuveen Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Nuveen Sub-Advisory Agreement, the Board requested, and Nuveen and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Nuveen Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by Nuveen with respect to the Nuveen ETFs under the Nuveen Sub-Advisory Agreement and (ii) investment performance of the Nuveen ETFs. The Board was informed of the portion of the current advisory fee that the Adviser would pay to Nuveen under the Nuveen Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Nuveen ETFs.
The Board considered the background and experience of Nuveen’s senior management and, in particular, Nuveen’s experience in investing in municipal securities. The Board reviewed the performance of the Nuveen ETFs, noting that each Nuveen ETF satisfactorily tracked its benchmark index, except that the SPDR Nuveen Bloomberg High Yield Municipal Bond ETF tracking error fell outside its 5-year tracking range by 5 basis points. The Board also considered the unitary fee paid to the Adviser by each Nuveen ETF and Nuveen’s fees paid by the Adviser. The Board also considered whether Nuveen benefited in other ways from its relationship with the Trust.
290

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

After weighing the foregoing factors, as well as the relevant factors discussed in relation to the Nuveen Sub-Advisory Agreement between Nuveen and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the continuation of the Nuveen Sub-Advisory Agreement for the Nuveen ETFs. In approving the continuance of the Nuveen Sub-Advisory Agreement, the Board, including the Independent Trustees voting separately, found that, with respect to each Nuveen ETF, the terms of the Nuveen Sub-Advisory Agreement are fair and reasonable and that the continuance of the Nuveen Sub-Advisory Agreement is in the best interests of each Nuveen ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by Nuveen with respect to the Nuveen ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Nuveen ETF had been satisfactory; (c) Nuveen’s fees for each Nuveen ETF and the unitary fee, considered in relation to the services provided, were reasonable; (d) any additional potential benefits to Nuveen were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to Nuveen adequately shared the economies of scale with each applicable Nuveen ETF by way of the relatively low fee structure of the Trust.
Approval of Advisory Agreement
At a meeting held prior to June 30, 2022, the Board of Trustees of the Trust (the “Board”) evaluated a proposal related to the initial approval of advisory arrangements for a new series of the Trust, including a proposal to approve the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the SPDR MarketAxess Investment Grade 400 Corporate Bond ETF (the “New ETF”), which commenced operations during the period covered by this Annual Report. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser with respect to the New ETF under the Agreement, (ii) fees charged to comparable funds, (iii) other benefits to the Adviser, and (iv) extent to which economies of scale would be shared as the New ETF grows.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services expected to be provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s anticipated responsibilities for managing investment operations of the New ETF in accordance with the New ETF’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the New ETF as an exchange-traded fund and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing the New ETF’s compliance with its investment objective and policies and with applicable laws and regulations. The Board further considered information about the Adviser’s overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives.
Fees Charged to Comparable Funds
The Board evaluated the New ETF’s proposed unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., similar index exchange-traded funds. The Board reviewed the universe of similar exchange-traded funds to the New ETF and based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances considered appropriate by the Board, the Board explored with management the reasons for the differences between the New ETF’s fee and fees paid by similar funds.
291

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the New ETF’s assets grow in size. The Board noted that the advisory fee rate of the New ETF does not provide for breakpoints as assets of the New ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the New ETF by fixing a relatively low advisory fee, effectively sharing the benefits of a lower fee with the New ETF from the time of its inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the New ETF grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for the New ETF. In approving the Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Agreement were fair and reasonable and that the approval of the Agreement was in the best interests of the New ETF and its shareholders. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature, extent and quality of the services expected to be provided by the Adviser with respect to the New ETF were appropriate; (b) the Adviser’s unitary fee for the New ETF, considered in relation to services expected to be provided, and in relation to fees charged to comparable funds, was reasonable; and (c) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions.
292

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	125	The Motley Fool Funds Trust (Trustee).
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	125	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008 - May 2017).	125	Principal Financial
Group (Director and Financial Committee Chair);
Bain Capital
Specialty
Finance
(Director); University of Notre Dame (Trustee);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
					(Director).
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc.(construction and real estate company) (February 2007 - April 2017).	125	Rydex Series Funds
Rydex Dynamic Funds
Rydex Variable Trust
Guggenheim Funds
Trust; Guggenheim
Variable Funds Trust;
Guggenheim Strategy
Funds Trust; Transparent
Value Trust; Fiduciary/
Claymore Energy
Infrastructure Fund;
Guggenheim Taxable
Municipal Managed
Duration Trust;
Guggenheim Strategic
Opportunities Fund;
Guggenheim Enhanced
Equity Income Fund;
Guggenheim Credit
Allocation Fund,
Guggenheim Energy
					& Income Fund, Guggenheim Active Allocation Fund (Trustee and Audit Committee Chair).
293

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman,
Fusion Acquisition Corp II. (February
2020 - Present);
Non-Executive Chairman,
Fusion Acquisition Corp.
(June 2020 - September 2021);
Retired Chairman and Director,
SSGA Funds Management, Inc.
(2005 - March 2020); Retired
Executive Vice President, State
Street Global Advisors (2012 -
March 2020); Retired Chief
Executive Officer and Manager,
State Street Global Advisors
Funds Distributors, LLC (May
2017 - March 2020); Director,
State Street Global Markets,
LLC (2013 - April 2017);
President, SSGA Funds
Management, Inc. (2005 - 2012);
Principal, State Street
Global Advisors (2000 - 2005).	136	The Select Sector SPDR Trust (November 2005 - Present); SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016 -
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.
294

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - Present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
RYAN HILL SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1982	Assistant Treasurer	Term: Unlimited Served: since May 2022	Vice President, State Street Global Advisors and SSGA Funds Management Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Co. (May 2014 - May 2017).
295

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1976	Assistant Treasurer	Term: Unlimited Served: since May 2022	Vice President, State Street Global Advisors and SSGA Funds Management Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term:Unlimited Served:since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
296

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SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, has each been licensed for use in connection with the listing and trading of the SPDR Bloomberg ETFs.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow
Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
SSGA Funds Management has retained Nuveen Asset Management as the sub-adviser for the SPDR Nuveen S&P HighYield Municipal Bond ETF.
Before investing, consider a Fund's investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDRSTFIAR

Annual Report
June 30, 2022
SPDR® Series Trust - Fixed Income Funds
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
SPDR Portfolio TIPS ETF
SPDR Portfolio Intermediate Term Treasury ETF
SPDR Portfolio High Yield Bond ETF
SPDR Portfolio Corporate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Bloomberg U.S. Aggregate Bond Index is designed to measure the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investors Service, Inc., Standard & Poor's Financial Services, LLC, and Fitch Inc.) government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and other asset backed securities that are publicly for sale in the United States. The securities in the index must have at least 1 year remaining to maturity and must have $300 million or more of outstanding face value. Asset backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. For commercial mortgage backed securities, the original aggregate transaction must have a minimum deal size of $500 million, and a minimum tranche size of $25 million; the aggregate outstanding transaction sizes must be at least $300 million to remain in the index. In addition, the securities must be U.S. dollar denominated, fixed rate, non-convertible, and taxable.
The Bloomberg U.S. Intermediate Corporate Bond Index is designed to measure the performance of U.S. corporate bonds that have a maturity of greater than or equal to 1 year and less than 10 years. The index is a component of the Bloomberg U.S. Corporate Index and includes investment grade, fixed-rate, taxable, U.S. dollar denominated debt with $300 million or more of par amount outstanding, issued by U.S. and non-U.S. industrial, utility, and financial institutions. Subordinated issues, securities with normal call and put provisions and sinking funds, medium-term notes (if they are publicly underwritten), 144A securities with registration rights, and global issues that are SEC-registered are included. Structured notes with embedded swaps or other special features, as well as private placements, floating- rate securities, and Eurobonds are excluded from the index.
The Bloomberg U.S. Long Term Corporate Bond Index is designed to measure the performance of U.S. corporate bonds that have a maturity of greater than or equal to 10 years. The index is a component of the Bloomberg U.S. Corporate Index and includes investment grade, fixed-rate, taxable, U.S. dollar-denominated debt with $300 million or more of par amount outstanding, issued by U.S. and non-U.S. industrial, utility, and financial institutions. Subordinated issues, securities with normal call and put provisions and sinking funds, medium-term notes (if they are publicly underwritten), 144A securities with registration rights, and global issues that are SEC-registered are included. Structured notes with embedded swaps or other special features, as well as private placements, floating-rate securities, and Eurobonds are excluded from the index.
The Bloomberg Long U.S. Treasury Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of 10 years or more. The index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 years or more, are rated investment grade, and have $300 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the index are certain special issues, such as flower bonds, targeted investor notes, state and local government series bonds, inflation protected public obligations of the U.S. Treasury, commonly known as "TIPS," and coupon issues that have been stripped from bonds included in the index.
The Bloomberg U.S. 1-3 Year Corporate Bond Index is designed to measure the performance of the short term U.S. corporate bond market. The index includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investors Service, Inc., Fitch Inc., or Standard & Poor's Financial Services, LLC), and have $300 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars, fixed rate and nonconvertible. The index includes only corporate sectors. The corporate sectors are Industrial, Utility, and Financial Institutions, which include both U.S. and non-U.S. corporations. The following instruments are excluded from the index: structured notes with embedded swaps or other special features; private placements; floating rate securities; and Eurobonds.
The Bloomberg 1-3 Year U.S. Treasury Index is designed to measure the performance of short term (1-3 years) public obligations of the U.S. Treasury. The index includes all publicly issued U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade and have $300 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars, fixed rate and non-convertible. Securities excluded from the index include state and local government series bonds, inflation protected public obligations of the U.S. Treasury, commonly known as "TIPS," floating rate bonds and coupon issues that have been stripped from bonds included in the index. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
See accompanying notes to financial statements.

Notes to Performance Summaries (Unaudited)  (continued)
The Bloomberg U.S. Government Inflation-Linked Bond Index includes publicly issued, U.S. Treasury inflation protected securities that have at least 1 year remaining to maturity on index rebalancing date, with an issue size equal to or in excess of $500 million. Bonds must be capital-indexed and linked to an eligible inflation index. The securities must be denominated in U.S. dollars and pay coupon and principal in U.S. dollars. The notional coupon of a bond must be fixed or zero. Bonds must settle on or before the index rebalancing date.
The Bloomberg 3-10 Year U.S. Treasury Index is designed to measure the performance of intermediate term (3-10 years) public obligations of the U.S. Treasury. The index includes all publicly issued U.S. Treasury securities that have a remaining maturity of greater than or equal to 3 years and less than 10 years, are rated investment grade and have $300 million or more of outstanding face value.
The ICE BofA US High Yield Index is market capitalization weighted and is designed to measure the performance of U.S. dollar denominated below investment grade (commonly referred to as "junk") corporate debt publicly issued in the U.S. domestic market. The index includes securities rated below investment grade (based on an average of Moody's Investors Service, Inc., Fitch, Inc., and Standard & Poor's Financial Services, LLC) with at least 18 months remaining to final maturity at the time of issuance and at least one year remaining term to final maturity as of the index's rebalancing date. In addition, individual securities of qualifying issuers must have a fixed coupon schedule and a minimum amount outstanding of $250 million.
The Bloomberg U.S. Corporate Bond Index is designed to measure the performance of the investment grade corporate bond market. The index includes publicly issued, investment grade, fixed-rate, taxable, U.S. dollar-denominated corporate bonds issued by U.S. and non-U.S. industrial, utility, and financial institutions. Bonds included in the index must have $300 million or more of par amount outstanding and a remaining maturity of at least 1 year. The index considers investment grade securities to be rated Baa3/BBB- or higher, using the middle rating of Moody's Investors Service, Inc., Fitch Inc., or Standard & Poor's Financial Services, LLC.
The Bloomberg U.S. MBS Index (the “MBS Index”) measures the performance of the U.S. agency mortgage pass-through segment of the U.S. investment grade bond market. The term “U.S. agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of the following U.S. government-sponsored enterprises: Government National Mortgage Association (“GNMA”); Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”).
See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio Aggregate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market. The Fund’s benchmark is the Bloomberg U.S. Aggregate Bond Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –10.30% and the Index was –10.29%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, and the cumulative effect of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
Inflationary pressures and rate hikes led to yields widening along with the risk-off sentiment stemming from market volatility were primary drivers of Fund performance during the Reporting Period. The Fund performed in line with expectations, maintaining a consistent average NAV around $27. Further, the NAV was consistent around $29 through 2H21 and declined steadily to around $26 in the first half of 2022.
The Reporting Period witnessed significant volatility as supply-chain bottlenecks driven by COVID-19 lockdowns crippled economies during the latter half of 2021. Though global vaccination programs brought some relief, multiple waves of the pandemic saw an extremely cautious and risk-averse investor. Fixed Income, which enjoyed a decade-long bull run grounded to a halt as the risk-off sentiment saw investors shift allocations to safer assets. As economies staggered from the pandemic lows, pent-up demand, and supply-chain issues saw global inflation heat up exponentially. The Federal Reserve (“the Fed”) which called inflation transitionary in Q3 2021 turned hawkish as inflation remained high and sticky. Policy rate hikes in Q1 2022 pushed yields higher, plummeting index returns. Global Aggregate yields widened by 179 bps during the Reporting Period. As inflation rose unabated, he Fed accelerated policy rate hikes to combat it – bringing to the forefront growth risks and concerns of an imminent recession.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg U.S. Aggregate Bond Index	Net Asset Value	Market Value	Bloomberg U.S. Aggregate Bond Index
ONE YEAR	(10.30)%	(10.33)%	(10.29)%	(10.30)%	(10.33)%	(10.29)%
FIVE YEARS	4.12%	4.08%	4.46%	0.81%	0.80%	0.88%
TEN YEARS	15.63%	15.56%	16.54%	1.46%	1.46%	1.54%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Aggregate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.03%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Portfolio Aggregate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2022

Description	% of Net Assets
Treasury Notes 1.13% 8/31/2028	1.4%
Treasury Notes 0.75% 12/31/2023	1.3
Treasury Notes 1.88% 2/28/2029	0.9
Treasury Bonds 4.63% 2/15/2040	0.9
Treasury Notes 0.75% 8/31/2026	0.6
TOTAL	5.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2022

% of Net Assets
U.S. Treasury Obligations	40.3%
U.S. Government Agency Obligations	29.8
Corporate Bonds & Notes	23.9
Foreign Government Obligations	3.2
Mortgage-Backed Securities	1.0
Municipal Bonds & Notes	0.4
Asset-Backed Securities	0.3
Commercial Mortgage Backed Securities	0.1
Short-Term Investments	7.7
Liabilities in Excess of Other Assets	(6.7)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio Intermediate Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the intermediate term (1-10 years) sector of the United States corporate bond market. The Fund’s benchmark is the Bloomberg U.S. Intermediate Corporate Bond Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –9.54% and the Index was –9.41%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and cumulative effect of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
Inflationary pressures and rate hikes led to yields widening along with the risk-off sentiment stemming from market volatility were primary drivers of Fund performance during the Reporting Period. The Fund performed in line with expectations, maintaining a consistent average NAV of around $34.5. The fund was steady around the $36 range in 2H21 and declined steadily to around $32 for the first half of this year.
The Reporting Period witnessed significant volatility as supply-chain bottlenecks driven by COVID-19 lockdowns crippled economies during the latter half of 2021. Though global vaccination programs brought some relief, multiple waves of the pandemic saw an extremely cautious and risk-averse investor. Corporate bonds, which enjoyed a decade-long bull run grounded to a halt as the risk-off sentiment saw investors shift allocations to safer assets. As economies staggered from the pandemic lows, pent-up demand, and supply-chain issues saw global inflation heat up exponentially. The Federal Reserve (“the Fed”), which called inflation transitionary in Q3 2021, turned hawkish as inflation remained high and sticky. Policy rate hikes in Q1 2022 pushed yields higher, tampering down index returns. Russia’s invasion of Ukraine in Q1 2022 added further pressure on the high yield market as key commodities and energy faced severe supply issues. As inflation rose unabated, the Fed accelerated policy rate hikes to combat it – bringing to the forefront growth risks and concerns of an imminent recession.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg U.S. Intermediate Corporate Bond Index	Net Asset Value	Market Value	Bloomberg U.S. Intermediate Corporate Bond Index
ONE YEAR	(9.54)%	(9.54)%	(9.41)%	(9.54)%	(9.54)%	(9.41)%
FIVE YEARS	7.40%	7.33%	7.72%	1.44%	1.42%	1.50%
TEN YEARS	25.36%	24.53%	26.67%	2.29%	2.22%	2.39%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Intermediate Term Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.04%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2022

Description	% of Net Assets
Apple, Inc. 1.13% 5/11/2025	0.2%
Goldman Sachs Group, Inc. 1.95% 10/21/2027	0.2
T-Mobile USA, Inc. 3.88% 4/15/2030	0.2
JPMorgan Chase & Co. 2.01% 3/13/2026	0.2
Bank of America Corp. 3.38% 4/2/2026	0.2
TOTAL	1.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2022

% of Net Assets
Corporate Bonds & Notes	98.4%
Foreign Government Obligations	0.1
Short-Term Investments	3.8
Liabilities in Excess of Other Assets	(2.3)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2022

% of Total Investments
Financial	41.8%
Consumer, Non-cyclical	13.3
Industrial	7.2
Technology	7.1
Consumer, Cyclical	6.5
Communications	6.4
Utilities	6.2
Energy	5.9
Basic Materials	1.8
Short-Term Investments	3.8
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio Long Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long term (10+ years) sector of the United States corporate bond market. The Fund’s benchmark is the Bloomberg U.S. Long Term Corporate Bond Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –21.79%, and the Index was –21.71%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
Inflationary pressures and rate hikes led to yields widening along with the risk-off sentiment stemming from market volatility were primary drivers of Fund performance during the Reporting Period. The Fund performed in line with expectations, maintaining a consistent average NAV of around $28. The fund was steady around the $31 value throughout 2H21 and steadily declined to $24 for the first half of this year.
The Reporting Period witnessed significant volatility as supply-chain bottlenecks driven by COVID-19 lockdowns crippled economies during the latter half of 2021. Though global vaccination programs brought some relief, multiple waves of the pandemic saw an extremely cautious and risk-averse investor. Corporate bonds, which enjoyed a decade-long bull run grounded to a halt as the risk-off sentiment saw investors shift allocations to safer assets. As economies staggered from the pandemic lows, pent-up demand, and supply-chain issues saw global inflation heat up exponentially. The Federal Reserve (“the Fed”), which called inflation transitionary in Q3 2021, turned hawkish as inflation remained high and sticky. Policy rate hikes in Q1 2022 pushed yields higher, tampering down index returns. Russia’s invasion of Ukraine in Q1 2022 added further pressure on the high yield market as key commodities and energy faced severe supply issues. As inflation rose unabated, the Fed accelerated policy rate hikes to combat it – bringing to the forefront growth risks and concerns of an imminent recession.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg U.S. Long Term Corporate Bond Index	Net Asset Value	Market Value	Bloomberg U.S. Long Term Corporate Bond Index
ONE YEAR	(21.79)%	(21.75)%	(21.71)%	(21.79)%	(21.75)%	(21.71)%
FIVE YEARS	4.41%	4.27%	5.39%	0.87%	0.84%	1.06%
TEN YEARS	36.34%	33.68%	38.12%	3.15%	2.95%	3.28%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Long Term Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.04%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2022

Description	% of Net Assets
Magallanes, Inc. 5.39% 3/15/2062	0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90% 2/1/2046	0.4
CVS Health Corp. 5.05% 3/25/2048	0.3
AT&T, Inc. 3.55% 9/15/2055	0.3
GE Capital International Funding Co. Unlimited Co. 4.42% 11/15/2035	0.3
TOTAL	1.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2022

% of Net Assets
Corporate Bonds & Notes	98.4%
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2022

% of Total Investments
Consumer, Non-cyclical	23.2%
Financial	15.4
Communications	13.5
Utilities	11.8
Industrial	9.1
Energy	8.4
Technology	8.0
Consumer, Cyclical	4.9
Basic Materials	3.8
Short-Term Investments	1.9
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.

SPDR Portfolio Long Term Treasury ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio Long Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long term (10+ years) sector of the United States Treasury market. The Fund’s benchmark is the Bloomberg Long U.S. Treasury Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –18.51%, and the Index was –18.45%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing policy action and the resulting risk rally stemming from rising inflationary pressures and Federal Reserve’s (“the Feds”) hawkish policy were primary drivers of Fund performance during the Reporting Period. The Fund NAV decreased from between $41.23 to $33.07 for the same period.
Markets in general remain volatile as inflation hit a forty year high of 9.1%. In response the Federal Reserve (“the Fed”) has taken a hawkish stance by aggressively raising policy rates to combat the high inflation print. U.S. 30 year Treasury yields remained flat around 200 bps in 2021 and then increased dramatically in the first half of 2022 to around 318 bps amid fears of rising inflation, which contributed to low returns.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Portfolio Long Term Treasury ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Long U.S. Treasury Index	Net Asset Value	Market Value	Bloomberg Long U.S. Treasury Index
ONE YEAR	(18.51)%	(18.44)%	(18.45)%	(18.51)%	(18.44)%	(18.45)%
FIVE YEARS	2.33%	2.36%	2.56%	0.46%	0.47%	0.51%
TEN YEARS	16.64%	16.50%	17.54%	1.55%	1.54%	1.63%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Long Term Treasury ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.06%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Portfolio Long Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2022

Description	% of Net Assets
Treasury Bonds 2.38% 5/15/2051	3.5%
Treasury Bonds 3.00% 8/15/2048	3.3
Treasury Bonds 1.88% 2/15/2051	3.0
Treasury Bonds 1.75% 8/15/2041	3.0
Treasury Bonds 2.00% 11/15/2041	2.9
TOTAL	15.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2022

% of Net Assets
U.S. Treasury Obligations	99.0%
Short-Term Investments	9.9
Liabilities in Excess of Other Assets	(8.9)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR Portfolio Short Term Corporate Bond ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio Short Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market. The Fund’s benchmark is the Bloomberg U.S. 1-3 Year Corporate Bond Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –3.84% and the Index was –3.82%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
Inflationary pressures and rate hikes led to yields widening along with the risk-off sentiment stemming from market volatility were primary drivers of Fund performance during the Reporting Period. The Fund performed in line with expectations, maintaining a consistent average NAV of around $31 during Reporting Period.
The Reporting Period witnessed significant volatility as supply-chain bottlenecks driven by COVID-19 lockdowns crippled economies during the latter half of 2021. Though global vaccination programs brought some relief, multiple waves of the pandemic saw an extremely cautious and risk-averse investor. Corporate bonds, which enjoyed a decade-long bull run grounded to a halt as the risk-off sentiment saw investors shift allocations to safer assets. As economies staggered from the pandemic lows, pent-up demand, and supply-chain issues saw global inflation heat up exponentially. The Federal Reserve (“the Fed”), which called inflation transitionary in Q3 2021, turned hawkish as inflation remained high and sticky. Policy rate hikes in Q1 2022 pushed yields higher, tampering down index returns. Russia’s invasion of Ukraine in Q1 2022 added further pressure on the high yield market as key commodities and energy faced severe supply issues. As inflation rose unabated, the Fed accelerated policy rate hikes to combat it – bringing to the forefront growth risks and concerns of an imminent recession.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Portfolio Short Term Corporate Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg U.S. 1-3 Year Corporate Bond Index	Net Asset Value	Market Value	Bloomberg U.S. 1-3 Year Corporate Bond Index
ONE YEAR	(3.84)%	(3.82)%	(3.82)%	(3.84)%	(3.82)%	(3.82)%
FIVE YEARS	7.26%	7.29%	7.62%	1.41%	1.42%	1.48%
TEN YEARS	16.43%	16.13%	18.41%	1.53%	1.51%	1.70%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Short Term Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.04%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Portfolio Short Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2022

Description	% of Net Assets
Boeing Co. 1.43% 2/4/2024	0.5%
Credit Suisse AG 3.63% 9/9/2024	0.5
Natwest Group PLC 4.27% 3/22/2025	0.4
Bristol-Myers Squibb Co. 2.90% 7/26/2024	0.4
Citigroup, Inc. 4.40% 6/10/2025	0.4
TOTAL	2.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2022

% of Net Assets
Corporate Bonds & Notes	98.3%
Foreign Government Obligations	0.2
Short-Term Investments	6.8
Liabilities in Excess of Other Assets	(5.3)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2022

% of Net Assets
Financial	47.3%
Consumer, Non-cyclical	12.6
Consumer, Cyclical	7.4
Energy	7.1
Industrial	6.9
Technology	6.3
Utilities	5.4
Communications	4.3
Basic Materials	1.2
Short-Term Investments	6.8
Liabilities in Excess of Other Assets	(5.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR Portfolio Short Term Treasury ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio Short Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short term sector of the United States Treasury market. The Fund’s benchmark is the Bloomberg 1-3 Year U.S. Treasury Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –3.55%, and the Index was –3.51%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing policy action and the resulting risk rally stemming from rising inflationary pressures and Federal Reserve’s (“the Feds”) hawkish policy were primary drivers of Fund performance during the Reporting Period. The Fund NAV decreased from $30.64 to around $29.46 during the Reporting Period.
Markets in general remain volatile as inflation hit a forty year high of 9.1%. In response the Federal Reserve (“the Fed”) has taken a hawkish stance by aggressively raising policy rates to combat the high inflation print. 2 year treasury yields increased from 73bps to 313 bps amid fears of rising inflation, which contributed to low returns.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Portfolio Short Term Treasury ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg 1-3 Year U.S. Treasury Index	Net Asset Value	Market Value	Bloomberg 1-3 Year U.S. Treasury Index
ONE YEAR	(3.55)%	(3.52)%	(3.51)%	(3.55)%	(3.52)%	(3.51)%
FIVE YEARS(1) (2)	3.84%	3.86%	4.05%	0.76%	0.76%	0.80%
TEN YEARS(1) (2)	7.81%	8.09%	8.56%	0.75%	0.78%	0.82%
(1)	Effective April 30, 2018 the Fund changed its benchmark index from the Bloomberg 1-5 Year U.S. Treasury Index to the Bloomberg 1-3 Year U.S. Treasury Index. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to April, 30, 2018.
(2)	Index returns represent the Fund’s prior benchmark index from November 30, 2011 through April 29, 2018 and the Bloomberg 1-3 Year U.S. Treasury Index from April 30, 2018 through June 30, 2022.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Short Term Treasury ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.06%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Portfolio Short Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2022

Description	% of Net Assets
Treasury Notes 0.38% 9/15/2024	2.1%
Treasury Notes 2.63% 4/15/2025	1.9
Treasury Notes 2.38% 8/15/2024	1.8
Treasury Notes 2.25% 11/15/2024	1.7
Treasury Notes 0.13% 7/31/2023	1.6
TOTAL	9.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2022

% of Net Assets
U.S. Treasury Obligations	99.6%
Short-Term Investments	8.8
Liabilities in Excess of Other Assets	(8.4)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR PORTFOLIO TIPS ETF
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio TIPS ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the United States Treasury market. The Fund’s benchmark is the Bloomberg U.S. Government Inflation-Linked Bond Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –5.81%, and the Index was –5.73%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing policy action and the resulting risk rally stemming from rising inflationary pressures and Federal Reserve’s (“the Feds”) hawkish policy were primary drivers of Fund performance during the Reporting Period. The Fund NAV decreased from around $30.98 to around $27.53.
Markets in general remain volatile as inflation hit a forty year high of 9.1%. In response the Federal Reserve (“the Fed”) has taken a hawkish stance by aggressively raising policy rates to combat the high inflation print. The yield on U.S. 10 year TIPS increased from -87 bps to 67 bps for the Reporting Period, which negatively affected returns.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Portfolio TIPS ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg U.S. Government Inflation-Linked Bond Index	Net Asset Value	Market Value	Bloomberg U.S. Government Inflation-Linked Bond Index
ONE YEAR	(5.81)%	(5.81)%	(5.73)%	(5.81)%	(5.81)%	(5.73)%
FIVE YEARS	16.39%	16.43%	17.10%	3.08%	3.09%	3.21%
TEN YEARS	17.10%	17.00%	18.80%	1.59%	1.58%	1.74%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
The total expense ratio for SPDR Portfolio TIPS ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Portfolio TIPS ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2022

Description	% of Net Assets
Treasury Inflation Protected Indexed Notes 0.63% 1/15/2026	3.3%
Treasury Inflation Protected Indexed Notes 0.63% 1/15/2024	3.2
Treasury Inflation Protected Indexed Notes 0.13% 7/15/2024	3.2
Treasury Inflation Protected Indexed Notes 0.38% 7/15/2025	3.1
Treasury Inflation Protected Indexed Notes 0.38% 7/15/2027	3.0
TOTAL	15.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2022

% of Net Assets
U.S. Treasury Obligations	99.2%
Short-Term Investments	0.6
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Treasury ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNUADITED)
The SPDR Portfolio Intermediate Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the intermediate-term sector of the United States Treasury market. The Fund’s benchmark is the Bloomberg 3-10 Year U.S. Treasury Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –8.34% and the Index was –8.31%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing policy action and the resulting risk rally stemming from rising inflationary pressures and Federal Reserve’s (“the Feds”) hawkish policy were primary drivers of Fund performance during the Reporting Period. The Fund NAV decreased from around $32.38 to $29.45 for the same period.
Markets in general remain volatile as inflation hit a forty year high of 9.1%. In response the Federal Reserve (“the Fed”) has taken a hawkish stance by aggressively raising policy rates to combat the high inflation print. The U.S. 10 year Treasury yields remained flat around 150bps in 2021 and then increased dramatically in the first half of 2022 to around 300bps amid fears of rising inflation, which contributed to low returns across the entirety of the curve.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Treasury ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg 3-10 Year U.S. Treasury Index	Net Asset Value	Market Value	Bloomberg 3-10 Year U.S. Treasury Index
ONE YEAR	(8.34)%	(8.35)%	(8.31)%	(8.34)%	(8.35)%	(8.31)%
FIVE YEARS(1) (2)	4.85%	4.88%	5.13%	0.95%	0.96%	1.01%
TEN YEARS(1) (2)	9.91%	9.96%	10.80%	0.95%	0.95%	1.03%
(1)	Effective April 30, 2018, the Fund changed its benchmark from the Bloomberg Intermediate U.S. Treasury Index to the Bloomberg 3-10 Year U.S. Treasury Index. The Fund's performance is based on the Fund's prior investments strategy to track a different benchmark index for periods prior to April 30, 2018.
(2)	Index returns represent the Fund's prior benchmark index from June 30, 2011 through April 29, 2018 and the Bloomberg 3-10 Year U.S. Treasury Index from April 30, 2018 through June 30, 2022.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
The total expense ratio for SPDR Portfolio Intermediate Term Treasury ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.06%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2022

Description	% of Net Assets
U.S. Treasury Notes 1.88% 2/15/2032	2.2%
Treasury Notes 1.38% 11/15/2031	2.1
Treasury Notes 1.25% 8/15/2031	2.0
Treasury Notes 0.88% 11/15/2030	1.9
Treasury Notes 1.63% 5/15/2031	1.9
TOTAL	10.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2022

% of Net Assets
U.S. Treasury Obligations	99.5%
Short-Term Investments	7.1
Liabilities in Excess of Other Assets	(6.6)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR Portfolio High Yield Bond ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the broad U.S. corporate high yield market. The Fund’s benchmark is the ICE BofA U.S. High Yield Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –12.19% and the Index was –12.66%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, the cumulative effect of security misweights and the impact from securities lending income contributed to the difference between the Fund’s performance and that of the Index.
Inflationary pressures and rate hikes led to yields widening along with the risk-off sentiment stemming from market volatility were primary drivers of Fund performance during the Reporting Period. The Fund performed in line with expectations, maintaining a consistent average NAV of around $25. The fund was steady around the $26 mark in 2H21 and steadily declined towards $22 for the first half of this year.
The Reporting Period witnessed significant volatility as supply-chain bottlenecks driven by COVID-19 lockdowns crippled economies during the latter half of 2021. Though global vaccination programs brought some relief, multiple waves of the pandemic saw an extremely cautious and risk-averse investor. High Yield bonds were hit particularly hard as investors moved away from risky assets. As economies staggered from the pandemic lows, pent-up demand and supply-chain issues saw global inflation heat up exponentially. The Federal Reserve (“the Fed”), which called inflation transitionary in Q3 2021, turned hawkish as inflation remained high and sticky. Policy rate hikes in Q1 2022 pushed yields higher, tampering down index returns. Russia’s invasion of Ukraine in Q1 2022 added further pressure on the high yield market as key commodities and energy faced severe supply issues. As inflation rose unabated, the the Fed accelerated policy rate hikes to combat it – bringing to the forefront growth risks and concerns of an imminent recession.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Portfolio High Yield Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	ICE BofA US High Yield Index	Net Asset Value	Market Value	ICE BofA US High Yield Index
ONE YEAR	(12.19)%	(12.08)%	(12.66)%	(12.19)%	(12.08)%	(12.66)%
FIVE YEARS(1) (2)	9.63%	9.21%	8.85%	1.86%	1.78%	1.71%
TEN YEARS(1) (2)	41.09%	39.03%	42.62%	3.50%	3.35%	3.61%
(1)	Effective April 1, 2019, the Fund changed its benchmark from the ICE BofAML US Diversified Crossover Corporate Index to the ICE BofAML US High Yield Index . The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to April 1, 2019.
(2)	Index returns represent the Fund’s prior benchmark index from June 30, 2012 until April 1, 2019 and the ICE BofA US High Yield Index from April 1, 2019 through June 30, 2022.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio High Yield Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.10%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Portfolio High Yield Bond ETF
Performance Summary (Unaudited)  (continued)
Top Five Holdings as of June 30, 2022

Description	% of Net Assets
Sprint Corp. 7.88% 9/15/2023	0.4%
TransDigm, Inc. 6.25% 3/15/2026	0.3
Medline Borrower LP 3.88% 4/1/2029	0.3
Centene Corp. 4.63% 12/15/2029	0.3
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026	0.3
TOTAL	1.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2022

% of Net Assets
Corporate Bonds & Notes	97.9%
Foreign Government Obligations	0.1
Common Stocks	0.0 *
Preferred Stocks	0.0 *
Short-Term Investments	9.3
Liabilities in Excess of Other Assets	(7.3)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2022

% of Total Investments
Consumer, Cyclical	20.1%
Communications	16.2
Consumer, Non-cyclical	13.9
Energy	12.2
Financial	9.8
Industrial	8.9
Basic Materials	4.3
Technology	3.4
Utilities	2.5
Diversified	0.1
Short-Term Investments	8.6
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.

SPDR Portfolio Corporate Bond ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. corporate bond market. The Fund’s benchmark is the Bloomberg U.S. Corporate Bond Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –14.17% and the Index was –14.19%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, the cumulative effect of security misweights and the impact from securities lending income contributed to the difference between the Fund’s performance and that of the Index.
Inflationary pressures and rate hikes led to yields widening along with the risk-off sentiment stemming from market volatility were primary drivers of Fund performance during the Reporting Period. The Fund performed in line with expectations, maintaining a consistent average NAV of around $33. The fund remained steady around $34 in 2H21 and steadily declined to around $30 in the first half of 2022.
The Reporting Period witnessed significant volatility as supply-chain bottlenecks driven by COVID-19 lockdowns crippled economies during the latter half of 2021. Though global vaccination programs brought some relief, multiple waves of the pandemic saw an extremely cautious and risk-averse investor. Corporate bonds, which enjoyed a decade-long bull run grounded to a halt as the risk-off sentiment saw investors shift allocations to safer assets. As economies staggered from the pandemic lows, pent-up demand, and supply-chain issues saw global inflation heat up exponentially. The Federal Reserve (“the Fed’), which called inflation transitionary in Q3 2021, turned hawkish as inflation remained high and sticky. Policy rate hikes in Q1 2022 pushed yields higher, tampering down index returns. Russia’s invasion of Ukraine in Q1 2022 added further pressure on the high yield market as key commodities and energy faced severe supply issues. As inflation rose unabated, the Fed accelerated policy rate hikes to combat it – bringing to the forefront growth risks and concerns of an imminent recession.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Portfolio Corporate Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg U.S. Corporate Bond Index	Net Asset Value	Market Value	Bloomberg U.S. Corporate Bond Index
ONE YEAR	(14.17)%	(14.18)%	(14.19)%	(14.17)%	(14.18)%	(14.19)%
FIVE YEARS(1) (2)	7.14%	7.07%	6.70%	1.39%	1.38%	1.31%
TEN YEARS(1) (2)	27.30%	26.04%	28.41%	2.44%	2.34%	2.53%
(1)	Effective July 31, 2018, the Fund changed its benchmark from the Bloomberg Issuer Scored Corporate Index to the Bloomberg U.S. Corporate Bond Index. The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to July 31, 2018.
(2)	Index returns represent the Fund’s prior benchmark index from inception through July 30, 2018 and the Bloomberg U.S. Corporate Bond Index from July 31, 2018 through June 30, 2022.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
The total expense ratio for SPDR Portfolio Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.03%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Portfolio Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2022

Description	% of Net Assets
Goldman Sachs Group, Inc. 3.75% 5/22/2025	0.3%
Citigroup, Inc. 3.67% 7/24/2028	0.2
Bank of America Corp. 3.97% 3/5/2029	0.2
Wells Fargo & Co. 2.19% 4/30/2026	0.2
Goldman Sachs Group, Inc. 4.22% 5/1/2029	0.2
TOTAL	1.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2022

% of Net Assets
Corporate Bonds & Notes	98.2%
Short-Term Investments	4.7
Liabilities in Excess of Other Assets	(2.9)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2022

% of Total Investments
Financial	31.2%
Consumer, Non-cyclical	17.0
Communications	9.3
Utilities	8.2
Industrial	7.7
Technology	7.1
Energy	6.6
Consumer, Cyclical	5.8
Basic Materials	2.5
Short-Term Investments	4.6
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.

SPDR Portfolio Mortgage Backed Bond ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Portfolio Mortgage Backed Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. agency mortgage pass-through sector of the U.S. investment grade bond market. The Fund’s benchmark is the Bloomberg U.S. MBS Index (the “Index”).
For the 12-month period ended June 30, 2022 (the “Reporting Period”), the total return for the Fund was –9.25% and the Index was –9.03%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Ongoing policy action and the resulting risk rally stemming from rising inflationary pressures and the Federal Reserve’s (“the Feds”) hawkish policy were primary drivers of Fund performance during the Reporting Period. Agency Fixed Rate detracted from performance in both security selection and asset allocation by 24bps and 3bps respectively. The Fund NAV decreased from around $25.79 to around $22.84.
Markets in general remain volatile as inflation hit a forty year high of 9.1%. In response, the Federal Reserve (“the Fed”) has taken a hawkish stance by aggressively raising policy rates to combat the high inflation print. Additionally the Fed is implementing quantitative tightening that includes a plan to reduce the size of its balance sheet by $30 billion in Treasuries and up to $17.5 billion in maturing agency mortgage backed securities per month that started.
June 1, 2022. Beginning September 1, 2022 those caps will rise to $60 billion and $35 billion, respectively, for a maximum potential monthly balance sheet roll-off of $95 billion. 30 year mortgage rates remained at around 3% in the last half of 2021, and increased to 5.8% in the first half of 2022.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Portfolio Mortgage Backed Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg U.S. MBS Index	Net Asset Value	Market Value	Bloomberg U.S. MBS Index
ONE YEAR	(9.25)%	(9.23)%	(9.03)%	(9.25)%	(9.23)%	(9.03)%
FIVE YEARS	1.11%	1.20%	1.83%	0.22%	0.24%	0.36%
TEN YEARS	9.95%	9.98%	12.42%	0.95%	0.96%	1.18%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Mortgage Backed Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.05%(0.04% after fee waiver). Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Portfolio Mortgage Backed Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2022

Description	% of Net Assets
Federal Home Loan Mortgage Corp. 2.00% 11/1/2051	1.1%
Federal Home Loan Mortgage Corp. 2.50% 9/1/2051	1.0
Federal National Mortgage Association 2.50% 10/1/2051	1.0
Federal National Mortgage Association 1.50% 1/1/2037	0.9
Federal National Mortgage Association 2.50% 1/1/2052	0.9
TOTAL	4.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Allocation by Issuer as of June 30, 2022

Description	% of Total Investments
Federal National Mortgage Association	51.8%
Federal Home Loan Mortgage Corp.	24.5
Government National Mortgage Association	21.1
TOTAL	97.4%
(The Fund's asset allocation is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 23.9%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$ 200,000	$ 161,814
3.38%, 3/1/2041	302,000	225,718
4.65%, 10/1/2028	250,000	247,155
Omnicom Group, Inc. 2.45%, 4/30/2030	327,000	275,377
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	599,000	582,599
3.65%, 11/1/2024	331,000	328,001
WPP Finance 2010 3.75%, 9/19/2024	141,000	137,820
		1,958,484
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
1.43%, 2/4/2024	335,000	320,478
1.95%, 2/1/2024	166,000	160,344
2.20%, 2/4/2026	1,341,000	1,210,212
2.25%, 6/15/2026	260,000	234,515
2.70%, 2/1/2027	244,000	217,167
2.75%, 2/1/2026	307,000	285,043
2.80%, 3/1/2024	147,000	144,073
2.85%, 10/30/2024 (b)	100,000	97,047
3.10%, 5/1/2026 (b)	285,000	266,743
3.20%, 3/1/2029	234,000	202,894
3.25%, 2/1/2028	200,000	179,372
3.25%, 2/1/2035	137,000	104,284
3.45%, 11/1/2028	225,000	200,833
3.60%, 5/1/2034	171,000	136,097
3.63%, 2/1/2031	405,000	350,519
3.63%, 3/1/2048	265,000	177,449
3.83%, 3/1/2059	250,000	160,875
3.85%, 11/1/2048	132,000	93,826
4.88%, 5/1/2025	902,000	898,627
5.04%, 5/1/2027	525,000	518,627
5.15%, 5/1/2030	1,089,000	1,044,776
5.71%, 5/1/2040	910,000	850,158
5.81%, 5/1/2050	1,106,000	1,018,438
5.88%, 2/15/2040	435,000	407,673
5.93%, 5/1/2060	1,255,000	1,148,112
6.13%, 2/15/2033	505,000	515,514
6.88%, 3/15/2039	465,000	482,921
General Dynamics Corp.:
1.88%, 8/15/2023	200,000	197,362
2.13%, 8/15/2026	121,000	113,481
2.38%, 11/15/2024	95,000	92,493
3.25%, 4/1/2025	200,000	198,346
3.50%, 5/15/2025	309,000	308,181
3.63%, 4/1/2030 (b)	235,000	227,673
3.75%, 5/15/2028	315,000	309,969
4.25%, 4/1/2040	811,000	775,940
Security Description	Principal Amount	Value
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	$ 130,000	$ 103,718
3.85%, 12/15/2026	345,000	338,348
3.95%, 5/28/2024	124,000	124,321
4.40%, 6/15/2028	492,000	483,237
5.05%, 4/27/2045	120,000	116,726
6.15%, 12/15/2040	168,000	184,928
Lockheed Martin Corp.:
1.85%, 6/15/2030	740,000	631,620
2.80%, 6/15/2050	145,000	108,328
3.55%, 1/15/2026 (b)	147,000	147,250
3.60%, 3/1/2035	220,000	202,422
3.80%, 3/1/2045	639,000	564,033
4.07%, 12/15/2042	300,000	278,442
4.70%, 5/15/2046	402,000	405,819
Northrop Grumman Corp.:
2.93%, 1/15/2025	430,000	420,996
3.20%, 2/1/2027	257,000	246,867
3.25%, 8/1/2023	319,000	318,936
3.25%, 1/15/2028	259,000	246,055
3.85%, 4/15/2045	200,000	168,934
4.40%, 5/1/2030	495,000	494,673
4.75%, 6/1/2043	299,000	286,615
5.05%, 11/15/2040	192,000	191,977
5.15%, 5/1/2040	60,000	60,795
5.25%, 5/1/2050	452,000	477,375
Raytheon Technologies Corp.:
1.90%, 9/1/2031	280,000	229,348
2.25%, 7/1/2030	817,000	704,385
2.38%, 3/15/2032	1,365,000	1,156,292
2.82%, 9/1/2051	405,000	289,223
3.03%, 3/15/2052	680,000	508,871
3.13%, 7/1/2050	269,000	206,199
3.20%, 3/15/2024 (b)	520,000	518,617
3.50%, 3/15/2027	375,000	366,465
3.75%, 11/1/2046	336,000	285,738
3.95%, 8/16/2025	642,000	644,690
4.05%, 5/4/2047	261,000	231,674
4.13%, 11/16/2028	254,000	250,937
4.15%, 5/15/2045	200,000	177,714
4.35%, 4/15/2047	330,000	305,006
4.45%, 11/16/2038	346,000	332,873
4.50%, 6/1/2042	918,000	874,643
4.63%, 11/16/2048	203,000	197,826
4.80%, 12/15/2043	105,000	103,092
Teledyne Technologies, Inc.:
0.95%, 4/1/2024	200,000	189,172
1.60%, 4/1/2026	200,000	179,240
2.25%, 4/1/2028	150,000	129,986
2.75%, 4/1/2031	240,000	200,710
		28,335,178
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.35%, 5/6/2025	400,000	377,224
2.45%, 2/4/2032	724,000	545,244

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.40%, 5/6/2030	$ 193,000	$ 164,473
3.40%, 2/4/2041	515,000	342,207
3.88%, 9/16/2046	16,000	10,777
4.00%, 2/4/2061	258,000	170,308
4.25%, 8/9/2042	217,000	159,491
4.40%, 2/14/2026	362,000	354,384
4.45%, 5/6/2050	210,000	150,854
4.50%, 5/2/2043	398,000	294,874
4.80%, 2/14/2029	831,000	787,547
5.38%, 1/31/2044 (b)	444,000	382,550
5.80%, 2/14/2039	154,000	140,511
5.95%, 2/14/2049	761,000	667,892
6.20%, 2/14/2059	1,000	933
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	460,000	440,537
2.70%, 9/15/2051	407,000	298,416
2.90%, 3/1/2032	183,000	165,467
BAT Capital Corp.:
2.26%, 3/25/2028	279,000	233,492
2.73%, 3/25/2031 (b)	844,000	664,777
2.79%, 9/6/2024	184,000	177,595
3.22%, 8/15/2024	455,000	442,597
3.22%, 9/6/2026	166,000	155,011
3.46%, 9/6/2029	267,000	228,637
3.73%, 9/25/2040	375,000	263,891
3.98%, 9/25/2050	265,000	180,232
4.39%, 8/15/2037	757,000	601,603
4.54%, 8/15/2047	632,000	464,394
4.70%, 4/2/2027	1,006,000	983,516
4.76%, 9/6/2049	522,000	393,536
5.28%, 4/2/2050 (b)	325,000	267,631
BAT International Finance PLC 1.67%, 3/25/2026	667,000	591,596
Bunge, Ltd. Finance Corp.:
1.63%, 8/17/2025	143,000	131,664
3.25%, 8/15/2026 (b)	217,000	206,258
3.75%, 9/25/2027 (b)	238,000	228,889
Philip Morris International, Inc.:
0.88%, 5/1/2026 (b)	200,000	177,092
1.50%, 5/1/2025	207,000	193,700
1.75%, 11/1/2030	100,000	77,523
2.10%, 5/1/2030	370,000	302,253
2.75%, 2/25/2026 (b)	340,000	324,819
2.88%, 5/1/2024	106,000	104,758
3.13%, 3/2/2028 (b)	265,000	242,282
3.38%, 8/11/2025 (b)	515,000	506,662
3.38%, 8/15/2029 (b)	200,000	180,278
3.60%, 11/15/2023	775,000	778,108
4.13%, 3/4/2043	249,000	200,552
4.38%, 11/15/2041	250,000	208,742
4.88%, 11/15/2043	340,000	303,151
Reynolds American, Inc.:
4.45%, 6/12/2025	587,000	584,746
Security Description	Principal Amount	Value
5.85%, 8/15/2045	$ 596,000	$ 501,379
6.15%, 9/15/2043	475,000	431,799
		16,786,852
AIRLINES — 0.1%
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	142,442	130,368
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	95,218	87,109
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	273,798	246,517
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	115,752	102,743
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	80,242	70,316
American Airlines 2021-1 Class A Pass Through Trust Series A, Class A, 2.88%, 1/11/2036	100,000	84,858
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	24,204	23,054
Delta Air Lines 2019-1 Class AA Pass Through Trust Series AA, 3.20%, 10/25/2025	118,000	113,928
JetBlue 2019-1 Pass Through Trust Series 2019, Class AA, 2.75%, 11/15/2033	102,380	86,781
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	225,461	207,108
Southwest Airlines Co.:
2.63%, 2/10/2030	272,000	229,435
3.00%, 11/15/2026	105,000	98,128
5.13%, 6/15/2027	410,000	413,633
5.25%, 5/4/2025	195,000	198,912
Spirit Airlines Pass Through Trust Series A, Class A, 4.10%, 10/1/2029	230,745	215,567

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
United Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	$ 55,703	$ 53,959
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	78,504	74,608
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	246,521	231,500
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	141,072	126,890
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	37,525	33,757
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	95,560	88,999
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	186,666	157,025
United Airlines 2020-1 Class B Pass Through Trust Series 2020-1, Class B, 4.88%, 7/15/2027	249,600	236,204
United Airlines 2020-1 Pass Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	494,556	486,049
		3,797,448
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026	540,000	513,799
2.75%, 3/27/2027	175,000	168,394
2.85%, 3/27/2030	623,000	572,026
3.25%, 3/27/2040	254,000	217,548
3.38%, 3/27/2050	103,000	87,594
3.63%, 5/1/2043 (b)	105,000	92,694
3.88%, 11/1/2045	317,000	291,142
PVH Corp. 4.63%, 7/10/2025	315,000	314,471
Ralph Lauren Corp.:
2.95%, 6/15/2030 (b)	457,000	401,767
3.75%, 9/15/2025 (b)	189,000	188,250
Tapestry, Inc. 3.05%, 3/15/2032	325,000	264,641
VF Corp. 2.40%, 4/23/2025	167,000	160,357
		3,272,683
Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 0.4%
American Honda Finance Corp.:
Series GMTN, 3.50%, 2/15/2028	$ 334,000	$ 322,834
Series GMTN, 3.55%, 1/12/2024	226,000	226,321
Series MTN, 0.55%, 7/12/2024	350,000	329,304
Series MTN, 0.65%, 9/8/2023	100,000	97,011
Series MTN, 0.75%, 8/9/2024	394,000	371,124
Series MTN, 0.88%, 7/7/2023	440,000	429,154
Series MTN, 1.00%, 9/10/2025	250,000	227,877
Series MTN, 1.20%, 7/8/2025	250,000	230,907
Series MTN, 1.30%, 9/9/2026	210,000	189,571
Series MTN, 1.80%, 1/13/2031 (b)	143,000	117,436
Series MTN, 2.00%, 3/24/2028	115,000	101,974
Series MTN, 2.15%, 9/10/2024	509,000	493,196
Series MTN, 2.25%, 1/12/2029	500,000	441,905
Series MTN, 2.35%, 1/8/2027	131,000	121,981
Series MTN, 2.90%, 2/16/2024	422,000	418,067
Aptiv PLC/Aptiv Corp.:
2.40%, 2/18/2025	190,000	181,475
3.25%, 3/1/2032 (b)	125,000	106,196
Cummins, Inc.:
0.75%, 9/1/2025 (b)	134,000	122,380
1.50%, 9/1/2030	220,000	178,323
2.60%, 9/1/2050 (b)	150,000	102,668
3.65%, 10/1/2023	210,000	210,909
Daimler Finance North America LLC 8.50%, 1/18/2031	219,000	277,079
General Motors Co.:
4.20%, 10/1/2027 (b)	323,000	306,685
4.88%, 10/2/2023	275,000	277,607
5.00%, 10/1/2028	200,000	193,810
5.15%, 4/1/2038	224,000	196,134
5.40%, 10/2/2023	288,000	292,401
5.95%, 4/1/2049	270,000	251,146
6.13%, 10/1/2025	656,000	678,324
6.25%, 10/2/2043	339,000	323,236
6.75%, 4/1/2046	327,000	329,855
6.80%, 10/1/2027	262,000	275,572

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	$ 165,000	$ 156,298
1.25%, 1/8/2026	339,000	297,957
1.50%, 6/10/2026	300,000	262,278
1.70%, 8/18/2023	570,000	556,200
2.35%, 2/26/2027 (b)	300,000	264,402
2.35%, 1/8/2031 (b)	284,000	220,586
2.40%, 4/10/2028	250,000	211,358
2.70%, 8/20/2027	250,000	219,525
2.75%, 6/20/2025	470,000	442,876
2.90%, 2/26/2025	190,000	181,321
3.10%, 1/12/2032	285,000	229,049
3.50%, 11/7/2024	428,000	418,302
3.60%, 6/21/2030	760,000	658,038
3.85%, 1/5/2028	564,000	517,188
4.00%, 1/15/2025	384,000	378,693
4.00%, 10/6/2026	278,000	265,534
4.30%, 7/13/2025	411,000	404,551
4.35%, 4/9/2025	311,000	307,380
4.35%, 1/17/2027	383,000	367,466
5.00%, 4/9/2027	300,000	294,246
5.10%, 1/17/2024	688,000	694,859
5.25%, 3/1/2026	433,000	433,727
Honda Motor Co., Ltd. 2.53%, 3/10/2027	274,000	256,691
Lear Corp. 4.25%, 5/15/2029	286,000	264,642
Magna International, Inc. 3.63%, 6/15/2024	155,000	154,065
PACCAR Financial Corp.:
2.00%, 2/4/2027	110,000	101,613
Series MTN, 0.35%, 8/11/2023	226,000	219,014
Series MTN, 0.35%, 2/2/2024	200,000	190,816
Series MTN, 0.90%, 11/8/2024	225,000	211,628
Series MTN, 1.10%, 5/11/2026	222,000	200,721
Toyota Motor Corp.:
0.68%, 3/25/2024	200,000	190,886
1.34%, 3/25/2026	351,000	319,733
3.42%, 7/20/2023	400,000	401,688
3.67%, 7/20/2028	105,000	102,926
Toyota Motor Credit Corp.:
0.63%, 9/13/2024	585,000	549,830
1.90%, 9/12/2031	100,000	82,298
3.05%, 3/22/2027	300,000	287,931
3.65%, 1/8/2029	124,000	120,454
Series GMTN, 3.05%, 1/11/2028	85,000	80,600
Series GMTN, 3.45%, 9/20/2023	120,000	120,406
Series MTN, 0.45%, 1/11/2024 (b)	292,000	279,727
Security Description	Principal Amount	Value
Series MTN, 0.50%, 8/14/2023	$ 330,000	$ 320,351
Series MTN, 0.50%, 6/18/2024	325,000	307,037
Series MTN, 0.80%, 10/16/2025	235,000	213,876
Series MTN, 0.80%, 1/9/2026	182,000	164,583
Series MTN, 1.13%, 6/18/2026	175,000	158,092
Series MTN, 1.35%, 8/25/2023	545,000	533,740
Series MTN, 1.65%, 1/10/2031	170,000	137,882
Series MTN, 1.80%, 2/13/2025	781,000	745,511
Series MTN, 1.90%, 4/6/2028 (b)	235,000	208,990
Series MTN, 2.00%, 10/7/2024	274,000	265,024
Series MTN, 2.25%, 10/18/2023	293,000	289,320
Series MTN, 2.90%, 4/17/2024	150,000	148,566
Series MTN, 3.00%, 4/1/2025	400,000	393,368
Series MTN, 3.38%, 4/1/2030	255,000	239,955
Series MTN, 3.40%, 4/14/2025	101,000	100,251
		24,566,511
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC 3.10%, 12/1/2051	350,000	225,831
Aptiv PLC :
4.35%, 3/15/2029	41,000	38,821
5.40%, 3/15/2049 (b)	375,000	343,425
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052	155,000	118,711
BorgWarner, Inc. 2.65%, 7/1/2027	397,000	361,020
Lear Corp.:
3.50%, 5/30/2030 (b)	500,000	435,270
5.25%, 5/15/2049	300,000	260,112
Magna International, Inc. 2.45%, 6/15/2030	300,000	255,822
		2,039,012
BANKS — 5.2%
Australia & New Zealand Banking Group, Ltd. Series MTN, 3.70%, 11/16/2025 (b)	479,000	477,371
Banco Bilbao Vizcaya Argentaria SA:
0.88%, 9/18/2023	540,000	521,581
1.13%, 9/18/2025	443,000	401,743

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Banco Santander SA:
1.85%, 3/25/2026	$ 550,000	$ 494,835
2.71%, 6/27/2024	400,000	390,880
2.75%, 5/28/2025	845,000	801,550
2.96%, 3/25/2031 (b)	780,000	653,874
3.31%, 6/27/2029	415,000	377,239
3.49%, 5/28/2030	295,000	261,090
3.80%, 2/23/2028	285,000	266,871
3.89%, 5/24/2024	1,000,000	995,840
5.18%, 11/19/2025 (b)	250,000	250,677
1 year CMT + 0.90%, 1.72%, 9/14/2027 (c)	300,000	260,475
1 year CMT + 1.60%, 3.23%, 11/22/2032 (c)	480,000	383,189
1 year CMT + 2.00%, 4.18%, 3/24/2028 (c)	200,000	191,132
Bank of America Corp.:
4.10%, 7/24/2023 (b)	986,000	995,347
6.11%, 1/29/2037 (b)	719,000	779,137
7.75%, 5/14/2038	451,000	557,116
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	378,000	366,021
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	1,312,000	1,222,062
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (c)	228,000	217,197
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	453,000	416,919
5 Year CMT + 1.20%, 2.48%, 9/21/2036 (c)	650,000	505,472
5 Year CMT + 2.00%, 3.85%, 3/8/2037 (c)	150,000	129,911
SOFR + 0.67%, 1.84%, 2/4/2025 (c)	1,000,000	964,670
SOFR + 0.69%, 0.98%, 4/22/2025 (c)	1,179,000	1,109,097
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	1,501,000	1,337,736
SOFR + 1.05%, 2.55%, 2/4/2028 (c)	600,000	546,006
SOFR + 1.11%, 3.84%, 4/25/2025 (c)	500,000	498,530
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	900,000	742,626
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	600,000	484,980
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	1,311,000	1,101,594
SOFR + 1.33%, 2.97%, 2/4/2033 (c)	970,000	826,799
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	425,000	303,021
Security Description	Principal Amount	Value
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	$ 700,000	$ 549,752
SOFR + 1.58%, 4.38%, 4/27/2028 (b) (c)	500,000	492,660
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	1,250,000	1,216,537
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	891,000	755,684
Series GMTN, 3.50%, 4/19/2026	708,000	690,123
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	459,000	433,218
Series L, 3.95%, 4/21/2025	229,000	226,330
Series L, 4.18%, 11/25/2027	751,000	730,753
Series MTN, 3.25%, 10/21/2027	617,000	582,022
Series MTN, 3.88%, 8/1/2025	482,000	480,400
Series MTN, 4.00%, 4/1/2024 (b)	908,000	915,536
Series MTN, 4.00%, 1/22/2025	681,000	678,147
Series MTN, 4.13%, 1/22/2024	568,000	574,458
Series MTN, 4.20%, 8/26/2024	1,268,000	1,270,815
Series MTN, 4.25%, 10/22/2026	618,000	609,608
Series MTN, 4.88%, 4/1/2044	112,000	107,746
Series MTN, 5.00%, 1/21/2044	275,000	268,535
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (c)	760,000	710,813
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	571,000	544,568
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	1,171,000	1,165,812
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	675,000	666,387
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (c)	1,157,000	979,158
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	707,000	678,070
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	846,000	807,228
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	362,000	351,039

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (c)	$ 1,249,000	$ 1,117,181
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (c)	426,000	372,605
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	792,000	744,108
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	879,000	845,317
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (c)	251,000	220,616
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (c)	565,000	507,946
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (c)	723,000	693,241
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	465,000	423,675
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	1,484,000	1,277,635
Series MTN, SOFR + 0.65%, 1.53%, 12/6/2025 (c)	555,000	516,466
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (c)	720,000	687,053
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	550,000	509,839
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	580,000	519,796
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	564,000	513,060
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	516,000	411,257
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	786,000	628,871
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	1,320,000	952,618
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	704,000	632,875
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	705,000	591,890
Bank of America NA Series BKNT, 6.00%, 10/15/2036	376,000	412,637
Security Description	Principal Amount	Value
Bank of Montreal:
0.45%, 12/8/2023	$ 455,000	$ 436,559
2.15%, 3/8/2024	240,000	234,862
2.65%, 3/8/2027 (b)	400,000	371,008
5 Year CMT + 1.40%, 3.09%, 1/10/2037 (c)	300,000	245,382
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (c)	501,000	500,439
Series E, 3.30%, 2/5/2024	717,000	715,387
Series MTN, 0.40%, 9/15/2023	170,000	164,478
Series MTN, 0.63%, 7/9/2024	330,000	310,461
Series MTN, 1.25%, 9/15/2026 (b)	291,000	257,916
Series MTN, 1.50%, 1/10/2025	145,000	136,800
Series MTN, 1.85%, 5/1/2025	100,000	94,598
Series MTN, 2.50%, 6/28/2024	655,000	639,824
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (c)	503,000	447,967
Bank of New York Mellon Corp Series MTN, 1.80%, 7/28/2031	114,000	92,337
Bank of New York Mellon Corp.:
2.05%, 1/26/2027	200,000	183,896
2.50%, 1/26/2032	305,000	260,229
3.40%, 5/15/2024	272,000	271,627
Series 0012, 3.65%, 2/4/2024	125,000	125,449
Series MTN, 0.35%, 12/7/2023	175,000	168,649
Series MTN, 0.75%, 1/28/2026 (b)	250,000	225,103
Series MTN, 1.05%, 10/15/2026	200,000	177,264
Series MTN, 1.60%, 4/24/2025	700,000	658,525
Series MTN, 1.65%, 7/14/2028	333,000	288,778
Series MTN, 1.65%, 1/28/2031 (b)	130,000	105,136
Series MTN, 2.10%, 10/24/2024	300,000	290,421
Series MTN, 2.80%, 5/4/2026	299,000	288,027
Series MTN, 3.00%, 10/30/2028	174,000	158,947
Series MTN, 3.25%, 9/11/2024	212,000	210,459

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series MTN, 3.25%, 5/16/2027	$ 299,000	$ 290,191
Series MTN, 3.30%, 8/23/2029	1,025,000	947,807
Series MTN, 3.40%, 1/29/2028	156,000	149,322
Series MTN, 3.95%, 11/18/2025	444,000	444,981
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	300,000	289,908
Bank of Nova Scotia:
0.40%, 9/15/2023	200,000	193,208
0.55%, 9/15/2023	100,000	96,710
0.65%, 7/31/2024	205,000	192,286
0.70%, 4/15/2024	380,000	360,251
1.05%, 3/2/2026	269,000	240,317
1.30%, 6/11/2025	607,000	563,545
1.30%, 9/15/2026	930,000	825,263
1.35%, 6/24/2026	100,000	89,644
1.45%, 1/10/2025 (b)	100,000	94,499
1.95%, 2/2/2027	570,000	515,223
2.15%, 8/1/2031 (b)	155,000	126,689
2.20%, 2/3/2025	327,000	313,217
2.70%, 8/3/2026 (b)	311,000	293,590
3.40%, 2/11/2024	433,000	431,645
4.50%, 12/16/2025	321,000	321,395
BankUnited, Inc.:
4.88%, 11/17/2025	185,000	186,341
5.13%, 6/11/2030	99,000	94,671
Barclays PLC:
3.65%, 3/16/2025	500,000	489,540
4.34%, 1/10/2028	181,000	173,074
4.38%, 9/11/2024	318,000	316,537
4.38%, 1/12/2026	430,000	424,823
4.84%, 5/9/2028	858,000	825,945
4.95%, 1/10/2047	140,000	132,696
5.20%, 5/12/2026	355,000	353,917
5.25%, 8/17/2045	143,500	138,693
1 year CMT + 0.80%, 1.01%, 12/10/2024 (c)	249,000	236,328
1 year CMT + 1.20%, 2.67%, 3/10/2032 (c)	700,000	564,522
1 year CMT + 1.30%, 2.89%, 11/24/2032 (c)	893,000	718,579
1 year CMT + 1.90%, 2.65%, 6/24/2031 (b) (c)	200,000	166,004
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	814,000	801,440
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	404,000	396,473
3 Month USD LIBOR + 3.05%, 5.09%, 6/20/2030 (c)	690,000	653,527
Security Description	Principal Amount	Value
SOFR + 2.71%, 2.85%, 5/7/2026 (c)	$ 235,000	$ 221,958
5 Year CMT + 2.90%, 3.56%, 9/23/2035 (c)	439,000	348,566
BPCE SA:
4.00%, 4/15/2024	344,000	342,989
Series MTN, 3.38%, 12/2/2026	261,000	249,657
Canadian Imperial Bank of Commerce:
0.50%, 12/14/2023	268,000	256,731
0.95%, 10/23/2025	275,000	249,309
1.00%, 10/18/2024	420,000	393,250
2.25%, 1/28/2025	127,000	121,887
3.10%, 4/2/2024 (b)	498,000	492,671
Series BKNT, 3.50%, 9/13/2023 (b)	384,000	384,334
Citibank NA Series BKNT, 3.65%, 1/23/2024 (b)	1,183,000	1,187,708
Citigroup, Inc.:
3.20%, 10/21/2026	1,206,000	1,147,437
3.40%, 5/1/2026	428,000	414,146
3.70%, 1/12/2026	501,000	491,737
3.75%, 6/16/2024	339,000	340,854
3.88%, 10/25/2023	151,000	152,498
3.88%, 3/26/2025	216,000	213,376
4.13%, 7/25/2028	600,000	576,048
4.30%, 11/20/2026	328,000	323,818
4.40%, 6/10/2025	901,000	900,414
4.45%, 9/29/2027	886,500	871,571
4.60%, 3/9/2026	752,000	753,594
4.65%, 7/23/2048	638,000	593,506
4.75%, 5/18/2046	698,000	627,167
5.30%, 5/6/2044	300,000	293,025
5.50%, 9/13/2025	438,000	450,654
5.88%, 2/22/2033	107,000	110,935
5.88%, 1/30/2042	237,000	251,571
6.00%, 10/31/2033 (b)	253,000	265,756
6.68%, 9/13/2043	351,000	399,277
8.13%, 7/15/2039	170,000	223,179
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	989,000	969,784
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	404,000	377,037
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (b) (c)	420,000	363,523
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (c)	595,000	566,101
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (c)	888,000	830,884

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	$ 1,145,000	$ 1,082,632
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	372,000	357,139
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	235,000	209,895
SOFR + 0.53%, 1.28%, 11/3/2025 (c)	150,000	139,389
SOFR + 0.67%, 0.98%, 5/1/2025 (c)	590,000	552,800
SOFR + 0.69%, 0.78%, 10/30/2024 (c)	583,000	556,217
SOFR + 0.69%, 2.01%, 1/25/2026 (c)	500,000	468,825
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	881,000	778,584
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	768,000	652,216
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	890,000	734,036
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	460,000	372,950
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	616,000	523,230
SOFR + 1.38%, 2.90%, 11/3/2042 (b) (c)	650,000	473,596
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	458,000	399,687
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	135,000	121,909
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	1,000,000	987,140
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	901,000	757,948
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	1,268,000	1,219,258
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	880,000	842,811
Series VAR, SOFR + 1.28%, 3.07%, 2/24/2028 (c)	650,000	602,374
Citizens Bank NA/Providence RI:
Series BKNT, 2.25%, 4/28/2025	350,000	332,734
Series BKNT, 3.75%, 2/18/2026	397,000	389,493
Citizens Financial Group, Inc.:
2.85%, 7/27/2026	150,000	140,213
3.25%, 4/30/2030	141,000	125,187
Comerica Bank Series BKNT, 2.50%, 7/23/2024	170,000	165,099
Comerica, Inc. 4.00%, 2/1/2029 (b)	164,000	159,195
Security Description	Principal Amount	Value
Cooperatieve Rabobank UA:
0.38%, 1/12/2024 (b)	$ 250,000	$ 238,448
1.38%, 1/10/2025 (b)	300,000	282,549
4.38%, 8/4/2025	447,000	442,673
5.25%, 8/4/2045 (b)	141,000	138,968
5.75%, 12/1/2043	209,000	218,545
Series BKNT, 3.75%, 7/21/2026	460,000	438,500
Series BKNT, 5.25%, 5/24/2041	343,000	371,167
Series MTN, 3.38%, 5/21/2025	361,000	355,661
Credit Suisse AG:
0.50%, 2/2/2024	685,000	645,160
1.25%, 8/7/2026 (b)	522,000	456,473
2.95%, 4/9/2025 (b)	763,000	730,168
Series FXD, 0.52%, 8/9/2023	355,000	342,728
Series MTN, 3.63%, 9/9/2024	772,000	757,710
Credit Suisse Group AG 4.88%, 5/15/2045	534,000	456,976
Credit Suisse Group Funding Guernsey, Ltd. 4.55%, 4/17/2026	342,000	333,963
Deutsche Bank AG:
0.90%, 5/28/2024	300,000	281,250
1.69%, 3/19/2026	202,000	181,188
4.10%, 1/13/2026 (b)	200,000	197,756
SOFR + 1.13%, 1.45%, 4/1/2025 (c)	675,000	631,334
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	540,000	465,853
SOFR + 1.32%, 2.55%, 1/7/2028 (c)	500,000	432,585
SOFR + 1.72%, 3.04%, 5/28/2032 (c)	747,000	591,198
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	590,000	524,451
SOFR + 2.16%, 2.22%, 9/18/2024 (c)	300,000	289,908
SOFR + 2.58%, 3.96%, 11/26/2025 (c)	495,000	479,526
SOFR + 3.04%, 3.55%, 9/18/2031 (c)	440,000	367,413
Discover Bank:
2.45%, 9/12/2024	370,000	355,193
Series BKNT, 2.70%, 2/6/2030	175,000	145,719
Series BKNT, 3.45%, 7/27/2026	112,000	105,965
Series BKNT, 4.20%, 8/8/2023	299,000	299,903
Series BKNT, 4.25%, 3/13/2026	100,000	97,635
Series BKNT, 4.65%, 9/13/2028	255,000	245,256

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Fifth Third Bancorp:
2.38%, 1/28/2025	$ 166,000	$ 159,058
3.65%, 1/25/2024	311,000	309,750
3.95%, 3/14/2028 (b)	227,000	220,562
4.30%, 1/16/2024	255,000	256,479
8.25%, 3/1/2038	312,000	401,185
SOFR + 1.66%, 4.34%, 4/25/2033 (b) (c)	500,000	475,655
Fifth Third Bank Class BKNT, 2.25%, 2/1/2027 (b)	150,000	138,833
Fifth Third Bank NA:
Series BKNT, 3.85%, 3/15/2026	285,000	279,172
Series BKNT, 3.95%, 7/28/2025	292,000	292,228
First Horizon Bank Series BKNT, 5.75%, 5/1/2030 (b)	145,000	148,016
First Republic Bank Series BKNT, 4.63%, 2/13/2047	356,000	323,697
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	222,000	230,418
Goldman Sachs Capital I 6.35%, 2/15/2034	160,000	170,739
Goldman Sachs Group, Inc.:
1.22%, 12/6/2023	500,000	482,390
2.60%, 2/7/2030	487,000	415,143
3.50%, 1/23/2025	726,000	717,651
3.50%, 4/1/2025	556,000	546,292
3.50%, 11/16/2026	1,759,000	1,690,329
3.63%, 2/20/2024	835,000	832,320
3.75%, 5/22/2025	791,000	782,196
3.75%, 2/25/2026	632,000	620,586
3.80%, 3/15/2030	482,000	446,506
3.85%, 1/26/2027	720,000	696,564
4.00%, 3/3/2024	1,404,000	1,407,903
4.25%, 10/21/2025	292,000	290,204
4.75%, 10/21/2045	429,000	399,099
5.15%, 5/22/2045	311,000	295,951
5.95%, 1/15/2027	196,000	205,145
6.13%, 2/15/2033 (b)	350,000	380,376
6.25%, 2/1/2041	735,000	813,329
6.45%, 5/1/2036	123,000	133,209
6.75%, 10/1/2037	1,735,000	1,921,998
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	944,000	906,117
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	662,500	602,941
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	836,000	792,444
Security Description	Principal Amount	Value
SOFR + 0.49%, 0.93%, 10/21/2024 (c)	$ 525,000	$ 502,661
SOFR + 0.51%, 0.66%, 9/10/2024 (c)	785,000	751,763
SOFR + 0.61%, 0.86%, 2/12/2026 (c)	619,000	563,748
SOFR + 0.73%, 1.76%, 1/24/2025 (c)	335,000	322,354
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	678,000	602,803
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	1,409,000	1,247,712
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	780,000	616,746
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	345,000	312,901
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	749,000	617,453
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	793,000	657,928
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	960,000	820,954
SOFR + 1.47%, 2.91%, 7/21/2042 (c)	265,000	193,254
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	642,000	489,846
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	529,000	416,191
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	1,354,000	1,095,914
Series MTN, 3.85%, 7/8/2024	668,000	669,917
Series MTN, 4.80%, 7/8/2044	694,000	651,749
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (c)	260,000	231,119
HSBC Bank USA NA:
Series BKNT, 5.63%, 8/15/2035	211,000	213,078
Series BKNT, 5.88%, 11/1/2034	150,000	154,218
HSBC Holdings PLC:
3.90%, 5/25/2026	216,000	211,449
4.25%, 3/14/2024	808,000	804,825
4.25%, 8/18/2025	742,000	731,590
4.38%, 11/23/2026	490,000	479,877
4.95%, 3/31/2030	555,000	548,024
5.25%, 3/14/2044	464,000	431,845
6.10%, 1/14/2042 (b)	174,000	192,397
6.50%, 5/2/2036	560,000	596,187
6.50%, 9/15/2037	1,059,000	1,133,628
6.80%, 6/1/2038	657,000	713,213
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	711,000	701,124

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	$ 722,000	$ 706,260
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	1,109,000	1,068,089
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	1,061,000	1,007,823
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (c)	752,000	692,825
SOFR + 0.53%, 0.73%, 8/17/2024 (c)	705,000	676,525
SOFR + 0.71%, 0.98%, 5/24/2025 (c)	783,000	730,539
SOFR + 1.10%, 2.25%, 11/22/2027 (c)	600,000	534,588
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	800,000	656,784
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	655,000	575,889
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	235,000	197,374
SOFR + 1.40%, 2.63%, 11/7/2025 (b) (c)	612,000	583,658
SOFR + 1.41%, 2.87%, 11/22/2032 (b) (c)	455,000	372,700
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	475,000	435,736
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	528,000	451,794
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	854,000	789,865
SOFR + 1.95%, 2.36%, 8/18/2031 (c)	200,000	162,336
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	466,000	393,551
SOFR + 2.53%, 4.76%, 3/29/2033 (b) (c)	225,000	207,819
7.63%, 5/17/2032 (b)	100,000	114,475
Huntington Bancshares, Inc.:
2.55%, 2/4/2030	186,000	158,275
2.63%, 8/6/2024	220,000	213,547
4.00%, 5/15/2025	175,000	174,195
5 Year CMT + 1.17%, 2.49%, 8/15/2036 (c)	355,000	275,285
SOFR + 2.05%, 5.02%, 5/17/2033 (c)	175,000	173,269
Huntington National Bank:
SOFR + 1.21%, 4.01%, 5/16/2025 (c)	250,000	249,283
SOFRINDX + 1.65%, 4.55%, 5/17/2028 (c)	250,000	248,903
Series BKNT, 3.55%, 10/6/2023	180,000	179,849
Security Description	Principal Amount	Value
Industrial & Commercial Bank of China, Ltd. 3.54%, 11/8/2027	$ 219,000	$ 217,182
ING Groep NV:
3.55%, 4/9/2024	233,000	231,099
3.95%, 3/29/2027 (b)	401,000	386,748
4.05%, 4/9/2029 (b)	181,000	169,901
4.10%, 10/2/2023	746,000	748,462
4.55%, 10/2/2028 (b)	305,000	296,829
SOFR + 1.32%, 2.73%, 4/1/2032 (c)	287,000	239,105
SOFR + 2.07%, 4.25%, 3/28/2033 (c)	355,000	330,654
SOFR + 1.01%, 1.73%, 4/1/2027 (c)	352,000	314,508
Intesa Sanpaolo SpA 5.25%, 1/12/2024	170,000	171,421
JPMorgan Chase & Co.:
2.95%, 10/1/2026 (b)	1,023,000	976,668
3.13%, 1/23/2025 (b)	648,000	639,025
3.20%, 6/15/2026	867,000	840,522
3.30%, 4/1/2026	757,000	735,592
3.63%, 5/13/2024	663,000	663,968
3.63%, 12/1/2027 (b)	315,000	302,542
3.85%, 6/14/2025	600,000	594,114
3.88%, 2/1/2024	300,000	301,842
3.88%, 9/10/2024	986,000	984,166
3.90%, 7/15/2025	698,000	701,204
4.13%, 12/15/2026	447,000	443,719
4.25%, 10/1/2027	283,000	280,241
5.40%, 1/6/2042	249,000	255,442
5.60%, 7/15/2041	363,000	380,979
6.40%, 5/15/2038	640,000	728,013
7.63%, 10/15/2026	876,000	988,969
8.00%, 4/29/2027	500,000	573,875
8.75%, 9/1/2030	328,000	401,347
3 Month SOFR + 0.58%, 0.97%, 6/23/2025 (c)	350,000	327,288
3 Month SOFR + 0.60%, 0.65%, 9/16/2024 (c)	446,000	427,821
3 Month SOFR + 0.70%, 1.04%, 2/4/2027 (c)	587,000	518,826
3 Month SOFR + 1.11%, 1.76%, 11/19/2031 (c)	790,000	625,317
3 Month SOFR + 1.59%, 2.01%, 3/13/2026 (c)	744,000	696,607
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	885,000	882,442
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	441,000	412,820
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (c)	679,000	676,780

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (c)	$ 255,000	$ 244,491
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	578,000	567,868
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	602,000	560,606
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (c)	320,000	269,827
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (c)	428,000	418,721
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	805,000	776,294
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (c)	731,000	711,607
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	322,000	308,991
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	484,000	426,859
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	606,000	574,082
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	779,000	664,027
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	608,000	540,694
SOFR + 0.42%, 0.56%, 2/16/2025 (c)	260,000	245,125
SOFR + 0.49%, 0.77%, 8/9/2025 (c)	335,000	310,977
SOFR + 0.54%, 0.82%, 6/1/2025 (c)	585,000	547,320
SOFR + 0.61%, 1.56%, 12/10/2025 (c)	850,000	796,169
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	435,000	381,591
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	749,000	666,603
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	800,000	714,048
SOFR + 0.92%, 2.60%, 2/24/2026 (c)	500,000	476,020
SOFR + 1.02%, 2.07%, 6/1/2029 (c)	330,000	283,780
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	914,000	730,067
SOFR + 1.16%, 2.30%, 10/15/2025 (c)	474,000	451,784
Security Description	Principal Amount	Value
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	$ 214,000	$ 198,277
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	525,000	436,212
SOFR + 1.25%, 2.58%, 4/22/2032 (c)	1,171,000	985,994
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	700,000	601,055
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	441,000	342,485
SOFR + 1.51%, 2.53%, 11/19/2041 (b) (c)	342,000	243,497
SOFR + 1.51%, 2.74%, 10/15/2030 (c)	993,000	865,737
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	640,000	489,325
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	415,000	408,020
SOFR + 1.80%, 4.59%, 4/26/2033 (c)	300,000	294,990
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	846,000	792,600
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	421,000	374,930
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	275,000	234,427
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	340,000	250,478
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	975,000	756,902
SOFR + 2.52%, 2.96%, 5/13/2031 (c)	665,000	575,478
SOFR + 3.79%, 4.49%, 3/24/2031 (c)	1,029,000	1,004,952
KeyBank NA:
Series BKNT, 3.40%, 5/20/2026	80,000	76,710
Series BKNT, 3.90%, 4/13/2029	116,000	109,346
Series BKNT, 4.39%, 12/14/2027	100,000	99,552
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	597,000	536,852
Series MTN, 2.55%, 10/1/2029	309,000	266,757
Series MTN, 4.10%, 4/30/2028	279,000	269,003
Series MTN, 4.15%, 10/29/2025	220,000	219,105
Kreditanstalt fuer Wiederaufbau:
1.25%, 1/31/2025	2,500,000	2,388,150
3.00%, 5/20/2027 (b)	725,000	720,121
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	805,000	784,424

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series GMTN, 1.75%, 7/27/2026 (b)	$ 452,000	$ 428,030
Lloyds Banking Group PLC:
3.75%, 1/11/2027 (b)	309,000	298,312
3.90%, 3/12/2024	258,000	257,399
4.05%, 8/16/2023	643,000	645,013
4.34%, 1/9/2048 (b)	800,000	656,568
4.38%, 3/22/2028	299,000	290,365
4.45%, 5/8/2025	508,000	508,564
4.50%, 11/4/2024	505,000	502,904
4.55%, 8/16/2028	202,000	197,433
4.58%, 12/10/2025	369,000	362,221
5.30%, 12/1/2045	200,000	185,510
1 year CMT + 0.85%, 1.63%, 5/11/2027 (c)	205,000	182,327
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	996,000	984,486
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (c)	635,000	594,589
M&T Bank Corp. 3.55%, 7/26/2023	314,000	313,093
Manufacturers & Traders Trust Co. Series BKNT, 3.40%, 8/17/2027	200,000	189,462
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	463,000	425,705
2.05%, 7/17/2030	230,000	187,758
2.19%, 2/25/2025	715,000	679,221
2.53%, 9/13/2023 (b)	160,000	158,446
2.56%, 2/25/2030	453,000	388,660
2.76%, 9/13/2026	168,000	157,174
2.80%, 7/18/2024	305,000	297,180
3.20%, 7/18/2029	529,000	477,396
3.29%, 7/25/2027 (b)	225,000	212,861
3.41%, 3/7/2024	211,000	209,483
3.68%, 2/22/2027 (b)	215,000	208,051
3.74%, 3/7/2029	613,000	577,164
3.75%, 7/18/2039	310,000	269,415
3.76%, 7/26/2023	610,000	609,427
3.85%, 3/1/2026	99,000	97,226
3.96%, 3/2/2028	118,000	113,864
4.05%, 9/11/2028 (b)	704,000	678,832
4.15%, 3/7/2039 (b)	93,000	85,343
1 year CMT + 0.45%, 0.96%, 10/11/2025 (c)	410,000	380,123
1 year CMT + 0.55%, 0.95%, 7/19/2025 (c)	450,000	420,219
1 year CMT + 0.67%, 1.64%, 10/13/2027 (c)	489,000	431,215
1 year CMT + 0.68%, 0.85%, 9/15/2024 (c)	765,000	736,879
1 year CMT + 0.75%, 1.54%, 7/20/2027 (c)	250,000	220,833
Security Description	Principal Amount	Value
1 year CMT + 0.83%, 2.34%, 1/19/2028 (c)	$ 423,000	$ 382,121
1 year CMT + 1.10%, 2.85%, 1/19/2033 (c)	600,000	510,102
1 year CMT + 0.95%, 2.31%, 7/20/2032 (c)	575,000	468,268
1 year CMT + 0.97%, 2.49%, 10/13/2032 (c)	360,000	297,281
Mizuho Financial Group, Inc.:
2.56%, 9/13/2031	250,000	200,000
2.84%, 9/13/2026	247,000	229,488
3.17%, 9/11/2027 (b)	272,000	252,400
4.02%, 3/5/2028 (b)	210,000	200,905
1 year CMT + 0.67%, 1.23%, 5/22/2027 (c)	245,000	214,079
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (c)	422,000	394,861
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (c)	270,000	269,417
3 Month USD LIBOR + 1.07%, 2.59%, 5/25/2031 (c)	275,000	230,901
3 Month USD LIBOR + 1.13%, 3.15%, 7/16/2030 (c)	200,000	177,784
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (c)	304,000	292,554
SOFR + 0.87%, 0.85%, 9/8/2024 (c)	215,000	206,802
SOFR + 1.24%, 2.84%, 7/16/2025 (c)	327,000	316,359
SOFR + 1.25%, 1.24%, 7/10/2024 (c)	350,000	340,189
SOFR + 1.36%, 2.56%, 9/13/2025 (c)	270,000	258,876
SOFR + 1.53%, 1.98%, 9/8/2031 (c)	225,000	178,551
SOFR + 1.77%, 2.20%, 7/10/2031 (c)	288,000	234,144
1 year CMT + 0.75%, 1.55%, 7/9/2027 (c)	357,000	313,903
1 year CMT + 0.87%, 2.17%, 5/22/2032 (c)	200,000	159,014
1 year CMT + 0.90%, 2.26%, 7/9/2032 (b) (c)	130,000	103,840
Morgan Stanley:
3.95%, 4/23/2027	697,000	675,679
4.30%, 1/27/2045	569,000	511,770
4.38%, 1/22/2047	190,000	172,414
5.00%, 11/24/2025	553,000	562,689
6.38%, 7/24/2042	1,550,000	1,776,222
7.25%, 4/1/2032	583,000	687,923

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	$ 739,000	$ 699,375
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (c)	212,000	198,248
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	517,000	462,338
SOFR + 0.53%, 0.79%, 5/30/2025 (c)	492,000	458,406
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	632,000	560,154
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	1,171,000	1,044,520
SOFR + 0.94%, 2.63%, 2/18/2026 (c)	1,350,000	1,291,207
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	365,000	331,989
SOFR + 1.16%, 3.62%, 4/17/2025 (c)	450,000	444,600
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	720,000	617,242
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	1,000,000	768,930
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	510,000	400,044
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	520,000	508,716
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	470,000	455,961
Series F, 3.88%, 4/29/2024	901,000	903,577
Series GMTN, 3.88%, 1/27/2026	853,000	841,484
Series GMTN, 4.00%, 7/23/2025	832,000	832,250
Series GMTN, 4.35%, 9/8/2026	1,053,000	1,042,217
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (c)	972,000	923,964
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	334,000	324,184
Series GMTN, SOFR + 0.51%, 0.79%, 1/22/2025 (c)	800,000	756,904
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	1,000,000	879,170
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	707,000	612,927
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	988,000	802,809
Security Description	Principal Amount	Value
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	$ 140,000	$ 151,448
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (c)	244,000	225,183
Series MTN, 3.13%, 7/27/2026	1,026,000	979,163
Series MTN, 6.25%, 8/9/2026	200,000	212,814
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (c)	555,000	514,812
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	720,000	571,183
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	355,000	279,513
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	435,000	419,636
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	830,000	687,273
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	278,000	192,390
National Australia Bank, Ltd. Series BKNT, 2.50%, 7/12/2026	507,000	478,187
National Bank of Canada:
Series FXD, 0.75%, 8/6/2024	445,000	415,590
Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (c)	300,000	286,248
Natwest Group PLC:
3.88%, 9/12/2023	748,000	746,108
4.80%, 4/5/2026	321,000	319,864
5.13%, 5/28/2024	150,000	150,590
6.00%, 12/19/2023	100,000	101,841
1 year CMT + 0.90%, 1.64%, 6/14/2027 (c)	567,000	497,951
1 year CMT + 2.55%, 3.07%, 5/22/2028 (c)	947,000	861,060
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (c)	585,000	567,087
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (c)	633,000	626,372
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	341,000	322,064
5 Year CMT + 2.10%, 3.75%, 11/1/2029 (c)	282,000	270,664
5 Year CMT + 2.35%, 3.03%, 11/28/2035 (c)	359,000	289,214

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Northern Trust Corp.:
1.95%, 5/1/2030	$ 341,000	$ 289,485
4.00%, 5/10/2027 (b)	303,000	305,142
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	496,000	467,713
PNC Bank NA:
2.50%, 8/27/2024	217,000	211,419
3.80%, 7/25/2023	163,000	163,667
Series BKNT, 2.70%, 10/22/2029	630,000	548,554
Series BKNT, 2.95%, 2/23/2025	229,000	223,193
Series BKNT, 3.10%, 10/25/2027 (b)	195,000	185,135
Series BKNT, 3.25%, 6/1/2025	210,000	206,917
Series BKNT, 3.25%, 1/22/2028	275,000	262,094
Series BKNT, 3.88%, 4/10/2025	222,000	219,871
Series BKNT, 4.05%, 7/26/2028	539,000	521,623
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	259,000	250,886
2.55%, 1/22/2030	636,000	553,180
3.15%, 5/19/2027 (b)	243,000	231,820
3.45%, 4/23/2029	302,000	282,270
3.50%, 1/23/2024	637,000	637,178
3.90%, 4/29/2024	257,000	258,002
SOFR + 0.98%, 2.31%, 4/23/2032 (b) (c)	221,000	184,871
Regions Financial Corp.:
1.80%, 8/12/2028 (b)	250,000	212,603
2.25%, 5/18/2025	405,000	386,577
Royal Bank of Canada:
0.65%, 7/29/2024	425,000	398,918
Series FXD, 2.05%, 1/21/2027	170,000	155,016
Series GMTN, 0.43%, 1/19/2024	415,000	397,433
Series GMTN, 0.75%, 10/7/2024	469,000	437,591
Series GMTN, 0.88%, 1/20/2026	452,000	405,272
Series GMTN, 1.15%, 7/14/2026 (b)	572,000	510,504
Series GMTN, 1.40%, 11/2/2026	200,000	177,608
Series GMTN, 1.60%, 1/21/2025 (b)	250,000	236,863
Series GMTN, 2.25%, 11/1/2024 (b)	362,000	349,851
Series GMTN, 2.55%, 7/16/2024	319,000	311,746
Security Description	Principal Amount	Value
Series GMTN, 3.70%, 10/5/2023	$ 792,000	$ 797,013
Series MTN, 0.50%, 10/26/2023	325,000	314,301
Series MTN, 1.15%, 6/10/2025	672,000	621,734
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	350,000	328,177
3.45%, 6/2/2025	387,000	373,149
4.40%, 7/13/2027	397,000	382,204
4.50%, 7/17/2025	433,000	431,562
3.50%, 6/7/2024	440,000	432,168
Santander UK Group Holdings PLC:
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	197,000	183,094
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (c)	247,000	247,133
SOFR + 0.79%, 1.09%, 3/15/2025 (c)	500,000	467,325
SOFR + 1.22%, 2.47%, 1/11/2028 (c)	500,000	443,485
SOFR + 1.48%, 2.90%, 3/15/2032 (c)	245,000	203,909
1 year CMT + 1.25%, 1.53%, 8/21/2026 (c)	275,000	246,340
Santander UK PLC 4.00%, 3/13/2024	300,000	300,456
Sumitomo Mitsui Banking Corp.:
3.95%, 7/19/2023	278,000	279,159
3.95%, 1/10/2024	220,000	220,719
Series GMTN, 3.65%, 7/23/2025	150,000	147,600
Sumitomo Mitsui Financial Group, Inc.:
0.95%, 1/12/2026	372,000	331,567
1.40%, 9/17/2026	250,000	221,135
1.47%, 7/8/2025	945,000	870,345
1.71%, 1/12/2031 (b)	300,000	235,575
1.90%, 9/17/2028	450,000	381,609
2.14%, 9/23/2030	410,000	328,578
2.17%, 1/14/2027 (b)	200,000	181,222
2.22%, 9/17/2031	450,000	364,018
2.30%, 1/12/2041	205,000	139,816
2.35%, 1/15/2025	155,000	148,290
2.45%, 9/27/2024	249,000	240,178
2.47%, 1/14/2029	250,000	217,903
2.63%, 7/14/2026 (b)	406,000	379,748
2.70%, 7/16/2024	521,000	507,496
2.72%, 9/27/2029 (b)	295,000	257,747
2.75%, 1/15/2030	472,000	411,376
2.93%, 9/17/2041	125,000	91,759
3.01%, 10/19/2026	258,000	243,820

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.04%, 7/16/2029	$ 858,000	$ 764,461
3.05%, 1/14/2042 (b)	150,000	115,112
3.20%, 9/17/2029	275,000	244,096
3.36%, 7/12/2027 (b)	281,000	267,228
3.45%, 1/11/2027 (b)	360,000	345,344
3.75%, 7/19/2023	127,000	127,450
3.78%, 3/9/2026	444,000	436,021
3.94%, 10/16/2023	250,000	251,420
3.94%, 7/19/2028 (b)	77,000	73,962
SVB Financial Group:
1.80%, 10/28/2026 (b)	248,000	220,586
1.80%, 2/2/2031 (b)	170,000	131,167
3.13%, 6/5/2030	266,000	228,909
3.50%, 1/29/2025	155,000	151,764
Svenska Handelsbanken AB Series BKNT, 3.90%, 11/20/2023	395,000	396,924
Toronto-Dominion Bank:
0.55%, 3/4/2024	530,000	504,327
1.25%, 12/13/2024 (b)	528,000	498,986
2.35%, 3/8/2024	136,000	133,208
USD 5 Year swap Rate + 2.21%, 3.63%, 9/15/2031 (c)	200,000	192,470
Series FXD, 1.45%, 1/10/2025 (b)	250,000	236,715
Series FXD, 1.95%, 1/12/2027	250,000	225,893
Series GMTN, 2.45%, 1/12/2032	100,000	83,724
Series GMTN, 3.25%, 3/11/2024	206,000	204,612
Series MTN, 0.45%, 9/11/2023	650,000	629,239
Series MTN, 0.70%, 9/10/2024	250,000	234,690
Series MTN, 0.75%, 9/11/2025 (b)	770,000	695,117
Series MTN, 0.75%, 1/6/2026	250,000	223,455
Series MTN, 1.15%, 6/12/2025	460,000	424,796
Series MTN, 1.20%, 6/3/2026	250,000	223,740
Series MTN, 1.25%, 9/10/2026	250,000	221,925
Series MTN, 2.00%, 9/10/2031	187,000	152,072
Series MTN, 2.65%, 6/12/2024	417,000	409,190
Truist Bank:
Series BKNT, 2.25%, 3/11/2030	115,000	96,302
Series BKNT, 1.50%, 3/10/2025	296,000	279,371
Series BKNT, 2.15%, 12/6/2024	562,000	541,841
Security Description	Principal Amount	Value
Series BKNT, 3.30%, 5/15/2026	$ 171,000	$ 164,890
Series BKNT, 3.63%, 9/16/2025	268,000	262,996
Series BKNT, 5 Year CMT + 1.15%, 2.64%, 9/17/2029 (c)	520,000	493,854
Series BNKT, 3.20%, 4/1/2024	416,000	414,091
Truist Financial Corp.:
4.00%, 5/1/2025	195,000	195,431
Series MTN, 1.13%, 8/3/2027 (b)	222,000	190,327
Series MTN, 1.20%, 8/5/2025	228,000	209,844
Series MTN, 1.95%, 6/5/2030	198,000	164,374
Series MTN, 2.50%, 8/1/2024	260,000	253,786
Series MTN, 2.85%, 10/26/2024	648,000	635,053
Series MTN, 3.70%, 6/5/2025	340,000	338,592
Series MTN, 3.75%, 12/6/2023	429,000	431,716
Series MTN, 3.88%, 3/19/2029	509,000	481,804
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	268,000	240,664
US Bancorp:
1.45%, 5/12/2025	375,000	352,110
2.40%, 7/30/2024	368,000	359,146
3.38%, 2/5/2024	265,000	265,506
5 Year CMT + 0.95%, 2.49%, 11/3/2036 (c)	624,000	509,434
Series DMTN, 3.00%, 7/30/2029	285,000	259,111
Series MTN, 1.38%, 7/22/2030	254,000	202,367
Series MTN, 3.10%, 4/27/2026 (b)	347,000	334,716
Series MTN, 3.60%, 9/11/2024	209,000	208,511
Series MTN, 3.70%, 1/30/2024	321,000	322,669
Series MTN, 3.90%, 4/26/2028	242,000	239,142
Series MTN, 3.95%, 11/17/2025	200,000	200,944
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (b) (c)	415,000	381,115
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (c)	200,000	172,578

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series V, 2.38%, 7/22/2026 (b)	$ 410,000	$ 386,696
Series X, 3.15%, 4/27/2027	338,000	325,376
US Bank NA:
Series BKNT, 2.80%, 1/27/2025 (b)	100,000	97,709
Series BKNT, 3.40%, 7/24/2023 (b)	200,000	199,784
Valley National Bancorp. 3 Month SOFR + 2.36%, 3.00%, 6/15/2031 (c)	105,000	94,467
Wachovia Corp.:
5.50%, 8/1/2035	875,000	891,205
7.57%, 8/1/2026 (d)	318,000	349,301
Webster Financial Corp. 4.10%, 3/25/2029	72,000	68,209
Wells Fargo & Co.:
3.00%, 4/22/2026	828,000	788,438
3.00%, 10/23/2026	1,042,000	983,856
3.90%, 5/1/2045 (b)	700,000	590,982
4.13%, 8/15/2023	471,000	474,198
4.48%, 1/16/2024	243,000	245,782
5.38%, 11/2/2043	539,000	530,667
5.61%, 1/15/2044	646,000	650,173
SOFR + 1.32%, 3.91%, 4/25/2026 (c)	440,000	432,938
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	617,000	578,413
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	703,000	547,911
Series GMTN, 4.30%, 7/22/2027	636,000	628,425
Series GMTN, 4.90%, 11/17/2045	346,000	320,171
Series MTN, 3.00%, 2/19/2025	740,000	723,787
Series MTN, 3.30%, 9/9/2024 (b)	613,000	605,865
Series MTN, 3.55%, 9/29/2025 (b)	596,000	585,117
Series MTN, 4.10%, 6/3/2026	956,000	939,710
Series MTN, 4.15%, 1/24/2029	845,000	816,938
Series MTN, 4.40%, 6/14/2046	988,000	856,883
Series MTN, 4.65%, 11/4/2044	384,000	344,490
Series MTN, 4.75%, 12/7/2046	859,000	783,210
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (c)	971,000	914,177
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (c)	843,000	799,088
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	$ 605,000	$ 573,014
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (c)	259,000	242,499
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (c)	1,011,000	964,069
Series MTN, SOFR + 1.26%, 2.57%, 2/11/2031 (c)	575,000	494,373
Series MTN, SOFR + 1.43%, 2.88%, 10/30/2030 (c)	760,000	668,412
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	1,210,000	1,073,972
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	760,000	681,097
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	850,000	786,598
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (c)	420,000	410,865
Series MTN, SOFR + 4.50%, 5.01%, 4/4/2051 (c)	934,000	916,151
Wells Fargo Bank NA:
Series BKNT, 5.85%, 2/1/2037	236,000	252,039
Series BKNT, 6.60%, 1/15/2038	354,000	408,849
Westpac Banking Corp.:
1.15%, 6/3/2026	500,000	448,250
1.95%, 11/20/2028 (b)	500,000	436,070
2.15%, 6/3/2031 (b)	350,000	293,461
2.35%, 2/19/2025 (b)	250,000	241,530
2.70%, 8/19/2026	469,000	445,578
2.96%, 11/16/2040	117,000	84,811
3.13%, 11/18/2041	500,000	367,845
3.30%, 2/26/2024 (b)	299,000	298,148
3.35%, 3/8/2027	407,000	393,911
3.40%, 1/25/2028	162,000	155,292
4.42%, 7/24/2039 (b)	210,000	188,108
5 Year CMT + 1.53%, 3.02%, 11/18/2036 (c)	350,000	282,135
5 Year CMT + 2.00%, 4.11%, 7/24/2034 (c)	335,000	306,485
5 Year CMT + 1.75%, 2.67%, 11/15/2035 (c)	593,000	475,871
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (c)	405,000	390,064

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Wintrust Financial Corp. 4.85%, 6/6/2029	$ 155,000	$ 151,268
Zions Bancorp NA 3.25%, 10/29/2029	157,000	137,069
		326,056,648
BEVERAGES — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	788,000	776,046
4.70%, 2/1/2036	1,139,000	1,093,349
4.90%, 2/1/2046	1,952,000	1,841,068
Anheuser-Busch InBev Finance, Inc.:
4.70%, 2/1/2036	550,000	527,478
4.90%, 2/1/2046	557,000	520,962
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	608,000	495,283
4.00%, 4/13/2028 (b)	436,000	430,589
4.38%, 4/15/2038	314,000	287,257
4.44%, 10/6/2048	338,000	297,285
4.50%, 6/1/2050	1,068,000	959,523
4.60%, 4/15/2048	645,500	581,208
4.60%, 6/1/2060	281,000	246,358
4.75%, 1/23/2029	1,303,000	1,327,835
4.90%, 1/23/2031 (b)	653,000	669,593
4.95%, 1/15/2042	345,000	328,809
5.45%, 1/23/2039	517,000	525,107
5.55%, 1/23/2049	1,186,000	1,211,938
5.80%, 1/23/2059	600,000	624,978
8.20%, 1/15/2039	356,000	461,251
Brown-Forman Corp.:
4.00%, 4/15/2038	480,000	434,347
4.50%, 7/15/2045	40,000	36,838
Coca-Cola Co.:
1.00%, 3/15/2028 (b)	465,000	401,160
1.38%, 3/15/2031	364,000	296,412
1.45%, 6/1/2027	318,000	287,930
1.50%, 3/5/2028	145,000	128,904
1.65%, 6/1/2030	222,000	188,149
1.75%, 9/6/2024 (b)	247,000	241,154
2.00%, 3/5/2031	183,000	157,561
2.13%, 9/6/2029	115,000	102,621
2.50%, 3/15/2051	224,000	163,135
2.60%, 6/1/2050	364,000	271,493
2.88%, 5/5/2041	254,000	209,118
2.90%, 5/25/2027	174,000	169,678
3.00%, 3/5/2051	636,000	513,277
3.38%, 3/25/2027	939,000	930,840
3.45%, 3/25/2030 (b)	709,000	687,404
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	200,000	155,836
2.75%, 1/22/2030	250,000	224,383
Security Description	Principal Amount	Value
5.25%, 11/26/2043	$ 399,000	$ 399,499
Constellation Brands, Inc.:
2.25%, 8/1/2031	160,000	129,696
3.15%, 8/1/2029	320,000	288,240
3.60%, 2/15/2028	467,000	442,879
4.40%, 11/15/2025	97,000	97,452
4.50%, 5/9/2047	311,000	276,274
4.65%, 11/15/2028	223,000	220,295
4.75%, 11/15/2024	391,000	396,368
5.25%, 11/15/2048	200,000	197,390
Diageo Capital PLC:
1.38%, 9/29/2025	200,000	186,736
2.00%, 4/29/2030	237,000	202,308
2.13%, 4/29/2032 (b)	193,000	160,918
3.50%, 9/18/2023	53,000	53,180
3.88%, 5/18/2028 (b)	285,000	282,922
Diageo Captial PLC:
2.13%, 10/24/2024 (b)	330,000	318,599
2.38%, 10/24/2029	118,000	104,625
Diageo Investment Corp.:
4.25%, 5/11/2042	103,000	97,115
7.45%, 4/15/2035	221,000	281,284
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	774,000	598,983
4.38%, 5/10/2043	475,000	428,236
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031	240,000	197,266
2.55%, 9/15/2026	122,000	113,271
3.13%, 12/15/2023	135,000	134,692
3.20%, 5/1/2030	376,000	336,264
3.35%, 3/15/2051	130,000	96,343
3.43%, 6/15/2027	288,000	275,167
3.80%, 5/1/2050	165,000	130,753
4.05%, 4/15/2032	500,000	467,880
4.42%, 5/25/2025	257,000	259,323
4.42%, 12/15/2046	397,000	352,131
4.50%, 11/15/2045	383,000	338,204
4.60%, 5/25/2028	200,000	200,070
Molson Coors Beverage Co.:
4.20%, 7/15/2046	351,000	287,402
5.00%, 5/1/2042	467,000	427,978
Molson Coors Brewing Co. 3.00%, 7/15/2026	590,000	554,765
PepsiCo, Inc.:
0.40%, 10/7/2023 (b)	455,000	441,336
1.40%, 2/25/2031 (b)	172,000	141,186
1.63%, 5/1/2030	181,000	153,492
1.95%, 10/21/2031 (b)	670,000	571,343
2.25%, 3/19/2025	494,000	480,909
2.63%, 10/21/2041	903,000	709,632
2.75%, 4/30/2025 (b)	574,000	565,367
2.75%, 3/19/2030 (b)	948,000	873,089
2.75%, 10/21/2051	340,000	261,327
2.88%, 10/15/2049 (b)	233,000	184,948

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.00%, 10/15/2027 (b)	$ 353,000	$ 343,804
3.45%, 10/6/2046 (b)	385,000	331,531
3.60%, 3/1/2024	117,000	117,701
		33,316,330
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028	400,000	343,276
2.00%, 1/15/2032	400,000	325,464
2.20%, 2/21/2027	720,000	662,090
2.25%, 8/19/2023 (b)	230,000	227,390
2.30%, 2/25/2031	460,000	390,678
2.45%, 2/21/2030 (b)	200,000	174,586
2.60%, 8/19/2026	219,000	207,408
2.80%, 8/15/2041	330,000	244,672
3.00%, 2/22/2029	290,000	267,774
3.00%, 1/15/2052	400,000	284,572
3.13%, 5/1/2025	272,000	267,055
3.15%, 2/21/2040	539,000	427,637
3.20%, 11/2/2027 (b)	358,000	342,345
3.35%, 2/22/2032 (b)	190,000	173,974
3.38%, 2/21/2050	515,000	394,840
3.63%, 5/22/2024	500,000	499,145
4.20%, 2/22/2052	540,000	473,774
4.40%, 5/1/2045	454,000	412,155
4.40%, 2/22/2062	250,000	217,410
4.56%, 6/15/2048	194,000	178,337
4.66%, 6/15/2051	556,000	522,056
4.95%, 10/1/2041	238,000	233,419
5.15%, 11/15/2041	179,000	177,275
Baxalta, Inc.:
4.00%, 6/23/2025	539,000	534,887
5.25%, 6/23/2045	137,000	136,582
Biogen, Inc.:
2.25%, 5/1/2030	474,000	388,661
3.15%, 5/1/2050	433,000	296,938
3.25%, 2/15/2051	273,000	190,535
4.05%, 9/15/2025	540,000	534,627
Bio-Rad Laboratories, Inc. 3.30%, 3/15/2027 (b)	125,000	118,126
Gilead Sciences, Inc.:
0.75%, 9/29/2023	404,000	391,141
1.20%, 10/1/2027 (b)	275,000	236,844
1.65%, 10/1/2030 (b)	228,000	186,748
2.50%, 9/1/2023	300,000	297,051
2.60%, 10/1/2040	427,000	313,256
2.95%, 3/1/2027 (b)	400,000	378,696
3.50%, 2/1/2025	429,000	424,255
3.65%, 3/1/2026	937,000	923,020
3.70%, 4/1/2024	681,000	681,919
4.00%, 9/1/2036	170,000	158,450
4.15%, 3/1/2047	100,000	88,236
4.50%, 2/1/2045	411,000	380,138
4.60%, 9/1/2035	209,000	207,071
4.75%, 3/1/2046	605,000	579,282
4.80%, 4/1/2044	337,000	326,465
Security Description	Principal Amount	Value
Illumina, Inc. 2.55%, 3/23/2031	$ 150,000	$ 121,923
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	228,000	182,883
2.80%, 9/15/2050	420,000	284,558
Royalty Pharma PLC:
1.20%, 9/2/2025	475,000	425,562
1.75%, 9/2/2027	260,000	221,783
2.15%, 9/2/2031	140,000	109,302
2.20%, 9/2/2030	105,000	84,739
3.30%, 9/2/2040	690,000	509,869
3.35%, 9/2/2051	145,000	98,162
3.55%, 9/2/2050	175,000	122,196
		17,381,237
BUILDING MATERIALS — 0.1%
Carrier Global Corp.:
2.24%, 2/15/2025	635,000	603,295
2.49%, 2/15/2027	215,000	196,207
2.70%, 2/15/2031	170,000	143,966
2.72%, 2/15/2030	682,000	589,439
3.38%, 4/5/2040	417,000	327,508
3.58%, 4/5/2050	477,000	361,976
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	361,000	362,061
Johnson Controls International PLC:
3.90%, 2/14/2026	99,000	98,427
4.50%, 2/15/2047	253,000	221,190
4.63%, 7/2/2044	340,000	305,599
4.95%, 7/2/2064 (d)	301,000	264,808
5.13%, 9/14/2045	240,000	231,350
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 9/15/2030 (b)	171,000	139,331
Lennox International, Inc.:
1.35%, 8/1/2025	180,000	165,015
1.70%, 8/1/2027	100,000	87,427
3.00%, 11/15/2023	110,000	108,856
Martin Marietta Materials, Inc.:
3.50%, 12/15/2027 (b)	491,000	463,980
4.25%, 7/2/2024	142,000	142,716
Series CB, 2.50%, 3/15/2030	347,000	292,552
Masco Corp.:
1.50%, 2/15/2028	125,000	104,955
2.00%, 10/1/2030	270,000	213,227
3.50%, 11/15/2027 (b)	120,000	113,726
4.50%, 5/15/2047	325,000	276,949
Mohawk Industries, Inc. 3.63%, 5/15/2030 (b)	216,000	192,754
Owens Corning:
3.40%, 8/15/2026	86,000	82,026

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.88%, 6/1/2030	$ 181,000	$ 165,561
3.95%, 8/15/2029 (b)	176,000	163,143
4.30%, 7/15/2047 (b)	276,000	226,116
4.40%, 1/30/2048	320,000	264,160
Vulcan Materials Co.:
3.50%, 6/1/2030	275,000	247,841
3.90%, 4/1/2027 (b)	255,000	250,889
4.50%, 4/1/2025	135,000	136,873
4.50%, 6/15/2047	199,000	177,102
		7,721,025
CHEMICALS — 0.3%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025 (b)	80,000	75,327
1.85%, 5/15/2027 (b)	548,000	499,080
2.05%, 5/15/2030	323,000	279,511
2.80%, 5/15/2050 (b)	207,000	156,219
Cabot Corp.:
4.00%, 7/1/2029	205,000	189,615
5.00%, 6/30/2032	100,000	97,089
Celanese US Holdings LLC:
1.40%, 8/5/2026	225,000	193,421
3.50%, 5/8/2024	7,000	6,906
CF Industries, Inc.:
4.95%, 6/1/2043	585,000	525,037
5.38%, 3/15/2044	183,000	170,666
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	175,000	144,160
3.60%, 11/15/2050	326,000	248,878
4.38%, 11/15/2042	400,000	352,232
4.63%, 10/1/2044	190,000	172,068
4.80%, 11/30/2028	106,000	106,413
4.80%, 5/15/2049	400,000	365,960
5.25%, 11/15/2041	442,000	437,598
7.38%, 11/1/2029	118,000	136,242
9.40%, 5/15/2039	90,000	128,220
DuPont de Nemours, Inc.:
4.21%, 11/15/2023	902,000	907,421
4.49%, 11/15/2025	606,000	610,242
4.73%, 11/15/2028	301,000	302,213
5.32%, 11/15/2038	446,000	441,281
5.42%, 11/15/2048	510,000	506,925
Eastman Chemical Co.:
4.65%, 10/15/2044	314,000	272,345
4.80%, 9/1/2042	337,000	303,667
Ecolab, Inc.:
1.30%, 1/30/2031 (b)	275,000	220,465
2.13%, 8/15/2050	75,000	47,910
2.70%, 11/1/2026 (b)	250,000	239,948
2.75%, 8/18/2055	178,000	124,593
3.25%, 12/1/2027 (b)	103,000	100,397
4.80%, 3/24/2030	263,000	272,550
EI du Pont de Nemours & Co. 2.30%, 7/15/2030 (b)	210,000	181,847
Security Description	Principal Amount	Value
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	$ 115,000	$ 107,919
FMC Corp.:
3.20%, 10/1/2026	170,000	161,791
3.45%, 10/1/2029	170,000	154,433
4.50%, 10/1/2049	165,000	141,248
Huntsman International LLC:
2.95%, 6/15/2031	125,000	103,825
4.50%, 5/1/2029	265,000	249,331
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	640,000	547,392
Linde, Inc.:
1.10%, 8/10/2030	121,000	96,928
2.00%, 8/10/2050	80,000	50,192
3.20%, 1/30/2026	261,000	259,677
3.55%, 11/7/2042 (b)	326,000	281,765
Lubrizol Corp. 6.50%, 10/1/2034	70,000	82,860
LYB International Finance B.V. 4.88%, 3/15/2044	176,000	158,836
LYB International Finance III LLC:
1.25%, 10/1/2025	57,000	51,580
2.25%, 10/1/2030	383,000	315,810
3.38%, 10/1/2040	200,000	153,224
3.63%, 4/1/2051 (b)	391,000	289,109
3.80%, 10/1/2060	400,000	283,536
4.20%, 10/15/2049	323,000	262,438
LyondellBasell Industries NV:
4.63%, 2/26/2055	224,000	191,493
5.75%, 4/15/2024	521,000	532,842
Mosaic Co.:
4.05%, 11/15/2027 (b)	166,000	162,295
4.25%, 11/15/2023	121,000	121,777
4.88%, 11/15/2041	525,000	477,703
NewMarket Corp. 2.70%, 3/18/2031	515,000	424,169
Nutrien, Ltd.:
2.95%, 5/13/2030	200,000	178,122
3.00%, 4/1/2025 (b)	110,000	107,315
3.95%, 5/13/2050	200,000	172,518
4.00%, 12/15/2026	158,000	157,833
4.13%, 3/15/2035	210,000	194,605
4.90%, 6/1/2043	190,000	183,113
5.00%, 4/1/2049	115,000	114,267
5.63%, 12/1/2040	150,000	156,435
5.88%, 12/1/2036	130,000	143,759
PPG Industries, Inc.:
1.20%, 3/15/2026	180,000	161,298
2.40%, 8/15/2024 (b)	168,000	163,367
2.80%, 8/15/2029	90,000	81,506
3.75%, 3/15/2028	163,000	159,716
RPM International, Inc.:
3.75%, 3/15/2027	231,000	221,635

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.25%, 1/15/2048	$ 360,000	$ 305,680
Sherwin-Williams Co.:
2.20%, 3/15/2032	155,000	125,118
2.30%, 5/15/2030	175,000	147,558
2.90%, 3/15/2052	155,000	105,929
2.95%, 8/15/2029	420,000	376,139
3.30%, 5/15/2050 (b)	400,000	296,452
3.45%, 8/1/2025	148,000	145,306
3.45%, 6/1/2027	219,000	209,005
3.80%, 8/15/2049	300,000	240,060
3.95%, 1/15/2026	100,000	99,320
Westlake Corp.:
0.88%, 8/15/2024	65,000	61,803
2.88%, 8/15/2041	201,000	142,372
3.13%, 8/15/2051 (b)	96,000	66,946
3.38%, 8/15/2061	450,000	303,970
3.60%, 8/15/2026 (b)	100,000	97,363
4.38%, 11/15/2047	110,000	94,580
		19,491,709
COMMERCIAL SERVICES — 0.3%
American University Series 2019, 3.67%, 4/1/2049	149,000	127,344
Automatic Data Processing, Inc.:
1.25%, 9/1/2030 (b)	162,000	132,364
1.70%, 5/15/2028	125,000	112,541
3.38%, 9/15/2025	241,000	240,872
Block Financial LLC 3.88%, 8/15/2030	292,000	264,952
Brown University in Providence in the State of Rhode Island and Providence Plant Series A, 2.92%, 9/1/2050	125,000	99,654
California Endowment Series 2021, 2.50%, 4/1/2051	125,000	89,269
California Institute of Technology:
3.65%, 9/1/2119	180,000	134,231
4.32%, 8/1/2045	279,000	277,465
Case Western Reserve University 5.41%, 6/1/2122	65,000	66,405
Cintas Corp. No. 2 3.70%, 4/1/2027	100,000	98,809
Duke University:
Series 2020, 2.68%, 10/1/2044	206,000	158,268
Series 2020, 2.83%, 10/1/2055	138,000	105,057
Emory University Series 2020, 2.97%, 9/1/2050	162,000	128,422
Security Description	Principal Amount	Value
Equifax, Inc.:
2.35%, 9/15/2031	$ 250,000	$ 199,565
2.60%, 12/1/2024	110,000	106,142
2.60%, 12/15/2025	394,000	370,998
Ford Foundation Series 2020, 2.42%, 6/1/2050	25,000	17,370
George Washington University Series 2014, 4.30%, 9/15/2044 (b)	255,000	237,685
Georgetown University:
Series A, 5.22%, 10/1/2118	80,000	75,962
Series B, 4.32%, 4/1/2049	135,000	123,204
Global Payments, Inc.:
1.20%, 3/1/2026	390,000	344,042
2.65%, 2/15/2025	231,000	220,289
2.90%, 5/15/2030	261,000	219,754
3.20%, 8/15/2029	287,000	250,758
4.15%, 8/15/2049 (b)	382,000	298,636
4.45%, 6/1/2028 (b)	179,000	171,978
GXO Logistics, Inc. 1.65%, 7/15/2026	250,000	217,918
Johns Hopkins University:
Series 2013, 4.08%, 7/1/2053	235,000	224,667
Series A, 2.81%, 1/1/2060	180,000	129,514
Leland Stanford Junior University:
2.41%, 6/1/2050	205,000	147,200
3.65%, 5/1/2048	175,000	162,309
Massachusetts Institute of Technology:
3.07%, 4/1/2052	270,000	220,693
3.89%, 7/1/2116	269,000	225,575
4.68%, 7/1/2114	110,000	109,590
5.60%, 7/1/2111 (b)	189,000	223,740
Series F, 2.99%, 7/1/2050	195,000	158,679
Moody's Corp.:
2.00%, 8/19/2031	150,000	122,405
2.55%, 8/18/2060	88,000	54,505
2.75%, 8/19/2041	150,000	109,779
3.10%, 11/29/2061	250,000	172,538
3.75%, 2/25/2052	335,000	274,177
4.88%, 2/15/2024 (b)	123,000	125,360
4.88%, 12/17/2048	122,000	119,498
5.25%, 7/15/2044	144,000	145,331
Northeastern University Series 2020, 2.89%, 10/1/2050	90,000	66,145
Northwestern University Series 2017, 3.66%, 12/1/2057	255,000	220,906
Novant Health, Inc.:
2.64%, 11/1/2036	95,000	76,427
3.32%, 11/1/2061	70,000	53,306

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
PayPal Holdings, Inc.:
1.65%, 6/1/2025	$ 189,000	$ 178,269
2.30%, 6/1/2030 (b)	400,000	344,404
2.40%, 10/1/2024	478,000	466,514
2.65%, 10/1/2026	230,000	218,150
2.85%, 10/1/2029	394,000	356,905
3.25%, 6/1/2050 (b)	247,000	186,522
President and Fellows of Harvard College:
3.15%, 7/15/2046	225,000	191,666
3.30%, 7/15/2056	287,500	244,332
Quanta Services, Inc.:
2.35%, 1/15/2032	110,000	84,768
2.90%, 10/1/2030	589,000	484,983
3.05%, 10/1/2041	315,000	218,528
RELX Capital, Inc. 3.00%, 5/22/2030	188,000	168,587
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	135,000	97,894
S&P Global, Inc.:
1.25%, 8/15/2030 (b)	91,000	72,168
2.30%, 8/15/2060	115,000	70,656
3.25%, 12/1/2049	346,000	271,122
3.70%, 3/1/2052 (e)	500,000	427,440
4.25%, 5/1/2029 (e)	585,000	579,431
4.75%, 8/1/2028 (e)	450,000	457,893
Thomas Jefferson University 3.85%, 11/1/2057	440,000	359,568
Total System Services, Inc. 4.80%, 4/1/2026	160,000	160,080
Triton Container International, Ltd./TAL International Container Corp. 3.25%, 3/15/2032	225,000	183,481
Trustees of Boston College 3.13%, 7/1/2052	210,000	159,283
Trustees of Boston University Series CC, 4.06%, 10/1/2048	235,000	221,664
Trustees of Princeton University Series 2020, 2.52%, 7/1/2050	200,000	149,150
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	325,000	246,951
Series 2020, 2.40%, 10/1/2050	160,000	114,195
University of Chicago:
3.00%, 10/1/2052	170,000	132,896
Series C, 2.55%, 4/1/2050	180,000	130,738
University of Notre Dame du Lac Series 2017, 3.39%, 2/15/2048	427,000	376,755
Security Description	Principal Amount	Value
University of Southern California:
2.81%, 10/1/2050	$ 258,000	$ 196,372
3.03%, 10/1/2039	250,000	211,325
Series 21A, 2.95%, 10/1/2051	315,000	245,253
Series A, 3.23%, 10/1/2120	265,000	174,049
Verisk Analytics, Inc.:
3.63%, 5/15/2050	500,000	387,390
4.00%, 6/15/2025	143,000	141,953
5.50%, 6/15/2045	335,000	335,747
William Marsh Rice University 3.77%, 5/15/2055	95,000	87,525
Yale University:
Series 2020, 0.87%, 4/15/2025 (b)	190,000	178,271
Series 2020, 1.48%, 4/15/2030	320,000	271,270
		17,616,446
COMPUTERS — 0.6%
Apple, Inc.:
0.55%, 8/20/2025	213,000	195,430
0.70%, 2/8/2026 (b)	877,000	798,956
1.13%, 5/11/2025	482,000	453,258
1.20%, 2/8/2028	700,000	612,423
1.25%, 8/20/2030	230,000	188,823
1.40%, 8/5/2028	450,000	394,303
1.65%, 5/11/2030	647,000	550,131
1.65%, 2/8/2031	560,000	470,361
1.70%, 8/5/2031 (b)	400,000	335,316
1.80%, 9/11/2024	200,000	193,870
2.05%, 9/11/2026	637,000	600,328
2.20%, 9/11/2029	787,000	708,276
2.38%, 2/8/2041	235,000	179,843
2.40%, 8/20/2050	155,000	109,126
2.45%, 8/4/2026	903,000	866,591
2.55%, 8/20/2060	200,000	137,344
2.65%, 5/11/2050	617,000	456,049
2.65%, 2/8/2051	750,000	554,310
2.70%, 8/5/2051	535,000	400,961
2.75%, 1/13/2025	427,000	422,290
2.80%, 2/8/2061	650,000	465,270
2.85%, 5/11/2024	326,000	324,031
2.85%, 8/5/2061 (b)	272,000	197,788
2.95%, 9/11/2049	272,000	213,939
3.00%, 2/9/2024	624,000	622,908
3.00%, 6/20/2027	502,000	491,152
3.00%, 11/13/2027 (b)	538,000	521,812
3.20%, 5/11/2027	731,000	719,867
3.25%, 2/23/2026	217,000	215,392
3.35%, 2/9/2027	610,000	606,047
3.45%, 5/6/2024	609,000	611,954
3.75%, 9/12/2047	318,000	287,828
3.75%, 11/13/2047	452,000	406,872

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.85%, 5/4/2043	$ 639,000	$ 587,957
3.85%, 8/4/2046	513,000	470,406
4.25%, 2/9/2047	354,000	347,759
4.38%, 5/13/2045	824,000	814,400
4.45%, 5/6/2044 (b)	250,000	249,287
4.50%, 2/23/2036	370,000	384,826
4.65%, 2/23/2046	1,075,000	1,111,055
CGI, Inc.:
1.45%, 9/14/2026	610,000	538,551
2.30%, 9/14/2031	250,000	201,470
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041 (e)	350,000	250,089
3.45%, 12/15/2051 (e)	250,000	169,265
4.00%, 7/15/2024	259,000	258,270
4.90%, 10/1/2026	353,000	353,272
5.30%, 10/1/2029	336,000	331,383
5.85%, 7/15/2025	590,000	608,904
6.02%, 6/15/2026	1,250,000	1,296,487
6.10%, 7/15/2027	435,000	456,180
8.10%, 7/15/2036	283,000	331,263
8.35%, 7/15/2046	156,000	194,367
DXC Technology Co.:
1.80%, 9/15/2026	350,000	310,282
2.38%, 9/15/2028 (b)	250,000	214,622
Fortinet, Inc. 1.00%, 3/15/2026	215,000	189,258
Genpact Luxembourg Sarl 3.38%, 12/1/2024	155,000	152,362
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	320,000	308,058
1.75%, 4/1/2026	165,000	150,926
4.45%, 10/2/2023	485,000	489,050
4.90%, 10/15/2025	790,000	803,857
HP, Inc.:
3.00%, 6/17/2027	511,000	472,328
3.40%, 6/17/2030 (b)	419,000	365,670
4.20%, 4/15/2032	354,000	315,991
6.00%, 9/15/2041	152,000	153,784
International Business Machines Corp.:
1.95%, 5/15/2030	303,000	254,499
2.20%, 2/9/2027	145,000	134,496
2.72%, 2/9/2032	305,000	264,530
2.85%, 5/15/2040	310,000	235,746
2.95%, 5/15/2050	286,000	206,589
3.00%, 5/15/2024	1,195,000	1,185,763
3.30%, 5/15/2026	1,594,000	1,557,210
3.38%, 8/1/2023	100,000	100,202
3.43%, 2/9/2052	250,000	192,245
3.45%, 2/19/2026	351,000	346,462
3.50%, 5/15/2029	476,000	450,786
3.63%, 2/12/2024	821,000	823,340
4.00%, 6/20/2042 (b)	258,000	223,474
4.15%, 5/15/2039	589,000	531,013
Security Description	Principal Amount	Value
4.25%, 5/15/2049	$ 828,000	$ 731,604
7.13%, 12/1/2096 (b)	163,000	213,512
Kyndryl Holdings, Inc.:
2.70%, 10/15/2028 (e)	375,000	298,879
4.10%, 10/15/2041 (e)	240,000	158,604
Leidos, Inc.:
2.30%, 2/15/2031	140,000	110,807
3.63%, 5/15/2025	284,000	278,175
4.38%, 5/15/2030	362,000	333,217
NetApp, Inc.:
1.88%, 6/22/2025	387,000	360,982
2.38%, 6/22/2027	150,000	136,077
2.70%, 6/22/2030	245,000	206,319
3.30%, 9/29/2024	281,000	275,759
Teledyne FLIR LLC 2.50%, 8/1/2030	85,000	70,159
Western Digital Corp.:
2.85%, 2/1/2029	125,000	101,878
3.10%, 2/1/2032	201,000	153,984
4.75%, 2/15/2026	350,000	334,754
		37,465,293
COSMETICS/PERSONAL CARE — 0.2%
Colgate-Palmolive Co.:
Series MTN, 3.25%, 3/15/2024	251,000	251,304
Series MTN, 3.70%, 8/1/2047	148,000	133,762
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	155,000	130,811
2.38%, 12/1/2029	135,000	120,147
3.13%, 12/1/2049 (b)	445,000	353,254
3.15%, 3/15/2027	190,000	184,591
4.15%, 3/15/2047	477,000	443,796
GSK Consumer Healthcare Capital US LLC:
3.13%, 3/24/2025 (e)	670,000	653,411
3.38%, 3/24/2027 (e)	690,000	660,295
3.63%, 3/24/2032 (e)	725,000	668,972
4.00%, 3/24/2052 (e)	200,000	172,396
Procter & Gamble Co.:
0.55%, 10/29/2025 (b)	205,000	188,567
1.20%, 10/29/2030 (b)	360,000	294,156
1.90%, 2/1/2027 (b)	200,000	188,072
1.95%, 4/23/2031	250,000	215,945
2.30%, 2/1/2032 (b)	200,000	177,570
2.45%, 11/3/2026 (b)	234,000	225,178
2.80%, 3/25/2027	100,000	96,818
3.00%, 3/25/2030	1,995,000	1,882,801
3.10%, 8/15/2023 (b)	227,000	228,133
3.55%, 3/25/2040	160,000	145,416
Unilever Capital Corp.:
0.38%, 9/14/2023	140,000	135,538
0.63%, 8/12/2024	190,000	179,425
1.38%, 9/14/2030	210,000	170,703
1.75%, 8/12/2031 (b)	175,000	144,284

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
2.00%, 7/28/2026 (b)	$ 187,000	$ 176,012
2.60%, 5/5/2024	294,000	289,681
2.90%, 5/5/2027	151,000	144,998
3.25%, 3/7/2024	140,000	140,067
3.38%, 3/22/2025	236,000	235,320
3.50%, 3/22/2028 (b)	287,000	280,617
5.90%, 11/15/2032	753,000	856,696
		10,168,736
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
3.75%, 5/15/2046	150,000	127,169
4.20%, 5/15/2047	250,000	228,595
4.60%, 6/15/2045	222,000	212,425
		568,189
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.15%, 10/29/2023	410,000	391,349
1.65%, 10/29/2024	580,000	536,193
1.75%, 1/30/2026 (b)	530,000	462,118
2.45%, 10/29/2026	390,000	339,514
2.88%, 8/14/2024	425,000	406,891
3.00%, 10/29/2028	483,000	406,338
3.15%, 2/15/2024	535,000	519,817
3.30%, 1/30/2032	737,000	587,323
3.40%, 10/29/2033	335,000	264,241
3.85%, 10/29/2041	200,000	143,856
3.88%, 1/23/2028	393,000	354,128
4.13%, 7/3/2023	330,000	327,403
4.45%, 10/1/2025	417,000	403,948
4.45%, 4/3/2026	495,000	473,611
4.50%, 9/15/2023	299,000	298,166
4.63%, 10/15/2027	180,000	169,717
4.88%, 1/16/2024	270,000	269,430
6.50%, 7/15/2025	240,000	245,326
Series 3NC1, 1.75%, 10/29/2024	385,000	356,475
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	100,000	98,780
Air Lease Corp.:
0.80%, 8/18/2024	140,000	128,240
1.88%, 8/15/2026	350,000	302,967
2.10%, 9/1/2028	175,000	141,909
2.20%, 1/15/2027 (b)	200,000	174,370
2.88%, 1/15/2032	200,000	156,050
3.00%, 9/15/2023	228,000	224,555
3.13%, 12/1/2030	150,000	122,241
3.25%, 3/1/2025	198,000	189,104
3.25%, 10/1/2029	193,000	160,788
3.38%, 7/1/2025	155,000	146,084
4.63%, 10/1/2028	336,000	310,575
Security Description	Principal Amount	Value
Series GMTN, 3.75%, 6/1/2026	$ 221,000	$ 208,036
Series MTN, 0.70%, 2/15/2024 (b)	120,000	113,342
Series MTN, 2.30%, 2/1/2025	195,000	182,307
Series MTN, 2.88%, 1/15/2026	213,000	195,557
Series MTN, 3.00%, 2/1/2030	394,000	319,818
Series MTN, 4.25%, 2/1/2024	300,000	296,733
Aircastle, Ltd.:
4.13%, 5/1/2024	120,000	116,696
4.25%, 6/15/2026	257,000	236,730
Ally Financial, Inc.:
1.45%, 10/2/2023	605,000	585,186
3.88%, 5/21/2024	200,000	197,932
4.63%, 3/30/2025	227,000	225,604
5.13%, 9/30/2024	351,000	354,763
5.80%, 5/1/2025 (b)	300,000	306,867
8.00%, 11/1/2031	724,000	799,690
American Express Co.:
2.50%, 7/30/2024	408,000	397,690
2.55%, 3/4/2027	665,000	619,873
3.00%, 10/30/2024	327,000	320,996
3.13%, 5/20/2026	366,000	355,584
3.30%, 5/3/2027	482,000	463,776
3.40%, 2/22/2024	528,000	526,828
3.63%, 12/5/2024	248,000	246,688
3.70%, 8/3/2023	1,165,000	1,169,276
4.05%, 5/3/2029	335,000	329,171
4.05%, 12/3/2042	133,000	121,320
4.20%, 11/6/2025	553,000	561,671
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	173,000	165,258
3.00%, 4/2/2025	300,000	293,280
4.00%, 10/15/2023	225,000	226,377
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	50,000	43,756
BGC Partners, Inc.:
3.75%, 10/1/2024	100,000	97,435
5.38%, 7/24/2023	210,000	210,128
BlackRock, Inc.:
1.90%, 1/28/2031	185,000	153,424
2.40%, 4/30/2030	417,000	364,975
3.20%, 3/15/2027	468,000	459,230
3.25%, 4/30/2029	395,000	372,785
3.50%, 3/18/2024	319,000	320,458
Brookfield Finance I UK PLC 2.34%, 1/30/2032 (b)	250,000	200,932
Brookfield Finance LLC 3.45%, 4/15/2050	369,000	262,079
Brookfield Finance, Inc.:
2.72%, 4/15/2031	80,000	67,800

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.50%, 3/30/2051	$ 197,000	$ 143,083
3.63%, 2/15/2052	200,000	146,126
3.90%, 1/25/2028	366,000	349,698
4.25%, 6/2/2026	100,000	98,421
4.35%, 4/15/2030	423,000	403,834
4.70%, 9/20/2047	224,000	196,706
4.85%, 3/29/2029	175,000	172,932
Capital One Financial Corp.:
3.30%, 10/30/2024	405,000	395,665
3.65%, 5/11/2027	302,000	287,842
3.75%, 7/28/2026	308,000	294,691
3.75%, 3/9/2027	571,000	546,698
3.80%, 1/31/2028	378,000	356,412
3.90%, 1/29/2024	550,000	550,104
4.20%, 10/29/2025	295,000	290,693
4.25%, 4/30/2025	237,000	236,694
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	425,000	372,249
SOFR + 1.27%, 2.62%, 11/2/2032 (c)	450,000	360,670
SOFR + 1.29%, 2.64%, 3/3/2026 (c)	435,000	410,770
SOFR + 1.34%, 2.36%, 7/29/2032 (c)	534,000	406,566
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	500,000	442,765
SOFR + 2.06%, 4.93%, 5/10/2028 (c)	1,000,000	991,180
Cboe Global Markets, Inc.:
1.63%, 12/15/2030	610,000	489,092
3.00%, 3/16/2032	300,000	268,011
Charles Schwab Corp:
2.75%, 10/1/2029	214,000	192,474
3.30%, 4/1/2027	331,000	321,169
Charles Schwab Corp.:
0.75%, 3/18/2024	586,000	561,992
0.90%, 3/11/2026	481,000	432,280
1.15%, 5/13/2026	289,000	260,640
1.65%, 3/11/2031	360,000	288,832
2.00%, 3/20/2028	550,000	491,205
2.45%, 3/3/2027 (b)	105,000	97,979
2.90%, 3/3/2032	315,000	277,055
3.00%, 3/10/2025	118,000	116,215
3.20%, 3/2/2027	161,000	155,718
3.20%, 1/25/2028 (b)	223,000	213,297
3.25%, 5/22/2029	147,000	136,785
3.45%, 2/13/2026	198,000	196,155
4.63%, 3/22/2030	197,000	199,500
CI Financial Corp. 3.20%, 12/17/2030	500,000	389,245
CME Group, Inc.:
3.00%, 3/15/2025 (b)	371,000	366,448
3.75%, 6/15/2028	274,000	270,183
4.15%, 6/15/2048	176,000	168,592
5.30%, 9/15/2043	262,000	283,956
Security Description	Principal Amount	Value
Credit Suisse USA, Inc. 7.13%, 7/15/2032	$ 149,000	$ 166,542
Discover Financial Services:
3.75%, 3/4/2025	194,000	191,115
4.10%, 2/9/2027	239,000	228,857
4.50%, 1/30/2026	312,000	306,047
Eaton Vance Corp. 3.50%, 4/6/2027	159,000	152,467
Franklin Resources, Inc.:
1.60%, 10/30/2030	250,000	196,303
2.85%, 3/30/2025 (b)	280,000	272,017
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	145,000	113,541
2.10%, 6/15/2030	224,000	187,589
2.65%, 9/15/2040	319,000	233,498
3.00%, 6/15/2050	398,000	290,389
3.00%, 9/15/2060	330,000	222,750
3.10%, 9/15/2027 (b)	326,000	307,705
3.65%, 5/23/2025	195,000	193,744
3.75%, 12/1/2025	338,000	335,279
3.75%, 9/21/2028 (b)	317,000	304,618
4.00%, 9/15/2027 (b)	400,000	393,508
4.25%, 9/21/2048	296,000	264,331
4.35%, 6/15/2029	165,000	162,693
4.60%, 3/15/2033	110,000	109,348
4.95%, 6/15/2052	185,000	182,029
5.20%, 6/15/2062	285,000	284,119
Invesco Finance PLC:
3.75%, 1/15/2026	100,000	98,628
4.00%, 1/30/2024	200,000	200,144
5.38%, 11/30/2043	175,000	175,184
Janus Henderson US Holdings, Inc. 4.88%, 8/1/2025 (b)	102,000	102,689
Jefferies Group LLC:
2.75%, 10/15/2032	250,000	189,708
6.25%, 1/15/2036	144,000	142,177
6.50%, 1/20/2043	248,000	247,680
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
2.63%, 10/15/2031	600,000	461,772
4.15%, 1/23/2030	363,000	324,827
4.85%, 1/15/2027	164,000	163,141
Lazard Group LLC:
3.63%, 3/1/2027	175,000	165,349
3.75%, 2/13/2025	200,000	196,134
Legg Mason, Inc. 5.63%, 1/15/2044	399,000	408,983
Mastercard, Inc.:
1.90%, 3/15/2031	183,000	156,262
2.00%, 3/3/2025 (b)	447,000	431,064
2.00%, 11/18/2031 (b)	200,000	169,010
2.95%, 11/21/2026	201,000	195,947
2.95%, 3/15/2051	150,000	116,528

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.35%, 3/26/2030	$ 284,000	$ 270,984
3.38%, 4/1/2024 (b)	211,000	211,314
3.50%, 2/26/2028	215,000	211,932
3.65%, 6/1/2049	289,000	255,907
3.80%, 11/21/2046	197,000	179,026
3.85%, 3/26/2050	394,000	361,385
3.95%, 2/26/2048	265,000	244,868
Morgan Stanley Domestic Holdings, Inc. 4.50%, 6/20/2028	575,000	572,700
Nasdaq, Inc.:
1.65%, 1/15/2031	266,000	208,847
3.85%, 6/30/2026	200,000	198,778
3.95%, 3/7/2052	500,000	411,550
Nomura Holdings, Inc.:
1.65%, 7/14/2026	272,000	238,560
1.85%, 7/16/2025	158,000	145,047
2.17%, 7/14/2028	390,000	328,766
2.33%, 1/22/2027	225,000	199,179
2.61%, 7/14/2031	235,000	187,022
2.65%, 1/16/2025	296,000	280,244
2.68%, 7/16/2030	426,000	348,898
2.71%, 1/22/2029	300,000	257,127
3.00%, 1/22/2032	250,000	203,002
3.10%, 1/16/2030	292,000	248,448
ORIX Corp.:
2.25%, 3/9/2031 (b)	115,000	96,500
3.25%, 12/4/2024	191,000	187,805
3.70%, 7/18/2027	56,000	54,345
4.05%, 1/16/2024	98,000	98,270
Raymond James Financial, Inc.:
3.75%, 4/1/2051	195,000	159,130
4.95%, 7/15/2046	191,000	185,717
Stifel Financial Corp. 4.00%, 5/15/2030	214,000	197,445
Synchrony Financial:
3.70%, 8/4/2026	363,000	336,530
4.25%, 8/15/2024	283,000	281,695
4.38%, 3/19/2024	310,000	307,591
4.50%, 7/23/2025	482,000	468,364
5.15%, 3/19/2029	284,000	265,969
Visa, Inc.:
0.75%, 8/15/2027 (b)	235,000	203,611
1.10%, 2/15/2031 (b)	243,000	194,254
1.90%, 4/15/2027	456,000	420,879
2.05%, 4/15/2030	601,000	526,819
2.75%, 9/15/2027	821,000	783,817
3.15%, 12/14/2025	534,000	527,117
3.65%, 9/15/2047	215,000	191,470
4.15%, 12/14/2035	627,000	624,166
4.30%, 12/14/2045	707,000	698,198
Western Union Co.:
1.35%, 3/15/2026	1,000	893
2.75%, 3/15/2031	100,000	82,259
Security Description	Principal Amount	Value
2.85%, 1/10/2025	$ 223,000	$ 214,131
6.20%, 11/17/2036	196,000	196,933
		57,143,388
ELECTRIC — 1.8%
AEP Texas, Inc.:
3.95%, 6/1/2028	300,000	291,177
Series I, 2.10%, 7/1/2030	380,000	316,225
AEP Transmission Co. LLC:
3.80%, 6/15/2049	248,000	210,612
4.00%, 12/1/2046	527,000	468,266
4.50%, 6/15/2052	40,000	38,339
Series M, 3.65%, 4/1/2050	273,000	226,484
Series N, 2.75%, 8/15/2051	120,000	84,280
AES Corp.:
1.38%, 1/15/2026	320,000	282,330
2.45%, 1/15/2031	488,000	392,528
Alabama Power Co.:
3.05%, 3/15/2032 (b)	155,000	141,397
3.45%, 10/1/2049	350,000	275,705
3.75%, 3/1/2045	200,000	165,488
3.85%, 12/1/2042	139,000	118,960
4.30%, 1/2/2046	500,000	452,785
Series 20-A, 1.45%, 9/15/2030	200,000	162,678
Series A, 4.30%, 7/15/2048	47,000	42,396
Ameren Corp.:
1.75%, 3/15/2028	125,000	107,694
1.95%, 3/15/2027	167,000	149,844
2.50%, 9/15/2024	474,000	459,766
3.50%, 1/15/2031 (b)	245,000	224,513
Ameren Illinois Co.:
1.55%, 11/15/2030	110,000	89,596
3.70%, 12/1/2047	219,000	187,670
American Electric Power Co., Inc.:
2.03%, 3/15/2024	315,000	304,533
2.30%, 3/1/2030	385,000	323,935
3.20%, 11/13/2027 (b)	274,000	258,686
Series J, 4.30%, 12/1/2028	253,000	246,265
Series M, 0.75%, 11/1/2023	135,000	129,564
Series N, 1.00%, 11/1/2025	100,000	89,976
Appalachian Power Co.:
Series AA, 2.70%, 4/1/2031 (b)	290,000	249,728
Series Y, 4.50%, 3/1/2049	150,000	133,425
Arizona Public Service Co.:
2.20%, 12/15/2031	100,000	81,158
2.60%, 8/15/2029	200,000	175,228
2.65%, 9/15/2050	110,000	70,509
3.15%, 5/15/2025 (b)	300,000	293,715
3.35%, 5/15/2050	235,000	172,241

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.50%, 12/1/2049	$ 175,000	$ 131,467
3.75%, 5/15/2046	135,000	108,440
4.25%, 3/1/2049	225,000	194,008
Atlantic City Electric Co. 2.30%, 3/15/2031	145,000	125,161
Avangrid, Inc.:
3.15%, 12/1/2024	327,000	319,639
3.20%, 4/15/2025	356,000	345,793
3.80%, 6/1/2029	227,000	212,390
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050	128,000	94,271
3.20%, 9/15/2049	400,000	309,568
3.50%, 8/15/2046	206,000	169,266
3.75%, 8/15/2047	200,000	171,634
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031 (b)	105,000	84,867
2.85%, 5/15/2051	179,000	127,009
3.25%, 4/15/2028	425,000	403,873
3.50%, 2/1/2025	230,000	229,871
3.70%, 7/15/2030	300,000	287,874
3.75%, 11/15/2023	344,000	346,074
3.80%, 7/15/2048	274,000	230,286
4.05%, 4/15/2025	500,000	504,045
4.45%, 1/15/2049	150,000	139,595
5.15%, 11/15/2043	210,000	211,940
6.13%, 4/1/2036	726,000	800,531
Black Hills Corp.:
1.04%, 8/23/2024	300,000	281,016
2.50%, 6/15/2030	323,000	270,002
3.15%, 1/15/2027	50,000	47,573
4.25%, 11/30/2023	267,000	267,940
4.35%, 5/1/2033	196,000	183,256
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	390,000	350,852
4.50%, 4/1/2044	230,000	222,557
Series AA, 3.00%, 2/1/2027 (b)	329,000	315,202
Series AD, 2.90%, 7/1/2050	120,000	90,444
Series AE, 2.35%, 4/1/2031 (b)	140,000	121,610
Series AF, 3.35%, 4/1/2051	135,000	110,217
Series AG, 3.00%, 3/1/2032 (b)	100,000	91,075
Series K2, 6.95%, 3/15/2033	276,000	328,056
CenterPoint Energy, Inc.:
2.50%, 9/1/2024	125,000	120,858
2.95%, 3/1/2030	150,000	133,406
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	257,000	248,578
Security Description	Principal Amount	Value
Cleveland Electric Illuminating Co. 5.50%, 8/15/2024	$ 155,000	$ 159,111
CMS Energy Corp.:
3.00%, 5/15/2026	195,000	187,225
3.45%, 8/15/2027	105,000	100,644
4.88%, 3/1/2044	395,000	376,320
5 Year CMT + 4.12%, 4.75%, 6/1/2050 (c)	184,000	161,764
Commonwealth Edison Co.:
2.55%, 6/15/2026	100,000	95,884
3.65%, 6/15/2046	211,000	178,928
3.70%, 8/15/2028	190,000	185,045
4.00%, 3/1/2048	155,000	139,556
4.00%, 3/1/2049	438,000	391,375
4.70%, 1/15/2044 (b)	138,000	134,894
5.90%, 3/15/2036	160,000	179,336
6.45%, 1/15/2038	170,000	198,895
Series 123, 3.75%, 8/15/2047	470,000	403,293
Series 127, 3.20%, 11/15/2049	395,000	307,555
Series 130, 3.13%, 3/15/2051	309,000	238,020
Series 131, 2.75%, 9/1/2051 (b)	230,000	164,034
Connecticut Light & Power Co.:
4.00%, 4/1/2048	158,000	143,180
Series A, 0.75%, 12/1/2025	365,000	329,621
Series A, 3.20%, 3/15/2027 (b)	201,000	195,334
Consolidated Edison Co. of New York, Inc.:
3.80%, 5/15/2028 (b)	175,000	171,325
3.85%, 6/15/2046	275,000	232,980
3.95%, 3/1/2043	120,000	103,388
4.45%, 3/15/2044	317,000	290,572
4.50%, 12/1/2045	275,000	252,780
4.50%, 5/15/2058	205,000	183,918
4.63%, 12/1/2054	250,000	230,485
5.70%, 6/15/2040	200,000	210,650
Series 06-A, 5.85%, 3/15/2036	198,000	211,038
Series 09-C, 5.50%, 12/1/2039	158,000	163,631
Series 2017, 3.88%, 6/15/2047	255,000	213,494
Series 20A, 3.35%, 4/1/2030	140,000	130,376
Series A, 4.13%, 5/15/2049	390,000	340,255
Series B, 3.13%, 11/15/2027	487,000	464,579
Series C, 3.00%, 12/1/2060	110,000	75,269

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series C, 4.30%, 12/1/2056	$ 325,000	$ 284,661
Series E, 4.65%, 12/1/2048	150,000	141,600
Constellation Energy Generation LLC:
3.25%, 6/1/2025	265,000	254,135
5.60%, 6/15/2042	299,000	285,689
6.25%, 10/1/2039	404,000	413,025
Consumers Energy Co.:
2.50%, 5/1/2060	240,000	153,456
3.10%, 8/15/2050	182,000	139,803
3.95%, 5/15/2043	75,000	66,548
4.05%, 5/15/2048	155,000	141,509
Dayton Power & Light Co. 3.95%, 6/15/2049	365,000	311,177
Delmarva Power & Light Co. 3.50%, 11/15/2023 (b)	428,000	429,361
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	125,000	118,355
5.45%, 2/1/2041	220,000	229,869
6.05%, 1/15/2038	200,000	223,402
Dominion Energy, Inc.:
3.07%, 8/15/2024 (d)	671,000	655,278
3.90%, 10/1/2025	435,000	433,517
4.25%, 6/1/2028	322,000	317,308
4.70%, 12/1/2044	200,000	184,682
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (c)	105,000	97,925
Series A, 1.45%, 4/15/2026	155,000	140,222
Series A, 3.30%, 3/15/2025	285,000	279,254
Series B, 3.30%, 4/15/2041	209,000	164,546
Series B, 5.95%, 6/15/2035	277,000	295,155
Series C, 2.25%, 8/15/2031	160,000	131,742
Series C, 4.90%, 8/1/2041	220,000	210,936
Series D, 2.85%, 8/15/2026	341,000	323,704
Series F, 5.25%, 8/1/2033	309,000	319,036
DTE Electric Co.:
2.25%, 3/1/2030	450,000	393,925
3.70%, 3/15/2045 (b)	275,000	234,429
3.70%, 6/1/2046	200,000	173,932
3.75%, 8/15/2047	100,000	87,401
3.95%, 3/1/2049	192,000	172,658
4.30%, 7/1/2044	112,000	103,812
Series A, 1.90%, 4/1/2028	345,000	307,909
Series A, 3.00%, 3/1/2032	250,000	226,172
Series A, 4.05%, 5/15/2048	157,000	143,892
Security Description	Principal Amount	Value
Series B, 3.65%, 3/1/2052 (b)	$ 95,000	$ 82,181
DTE Energy Co.:
2.85%, 10/1/2026	200,000	189,182
Series C, 2.53%, 10/1/2024	365,000	352,776
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	200,000	178,486
2.55%, 4/15/2031	235,000	205,839
2.85%, 3/15/2032	110,000	97,595
2.95%, 12/1/2026	472,000	456,146
3.55%, 3/15/2052 (b)	198,000	164,500
3.70%, 12/1/2047	350,000	297,083
3.75%, 6/1/2045	511,000	429,168
3.88%, 3/15/2046	350,000	306,558
4.00%, 9/30/2042	246,000	219,407
4.25%, 12/15/2041	197,000	182,164
5.30%, 2/15/2040	100,000	104,312
6.05%, 4/15/2038	284,000	317,665
6.10%, 6/1/2037	108,000	117,421
Duke Energy Corp.:
0.90%, 9/15/2025	705,000	639,075
2.45%, 6/1/2030	586,000	493,986
3.15%, 8/15/2027	228,000	215,617
3.40%, 6/15/2029	285,000	260,818
3.75%, 4/15/2024	706,000	705,739
3.75%, 9/1/2046	348,500	274,855
3.95%, 8/15/2047	230,000	186,721
4.20%, 6/15/2049	195,000	162,843
4.80%, 12/15/2045	224,000	204,420
5 Year CMT + 2.32%, 3.25%, 1/15/2082 (c)	100,000	77,388
Duke Energy Florida LLC:
1.75%, 6/15/2030	135,000	112,288
2.50%, 12/1/2029	215,000	191,176
3.20%, 1/15/2027	175,000	170,349
3.80%, 7/15/2028	339,000	331,366
3.85%, 11/15/2042	380,000	330,349
4.20%, 7/15/2048	263,000	236,056
Duke Energy Indiana LLC:
2.75%, 4/1/2050	315,000	222,661
6.12%, 10/15/2035	137,000	147,391
6.35%, 8/15/2038	221,000	250,645
Series WWW, 4.90%, 7/15/2043	327,000	318,334
Series YYY, 3.25%, 10/1/2049	250,000	193,632
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	375,000	316,661
3.70%, 6/15/2046	208,000	173,283
3.80%, 9/1/2023	158,000	158,158
4.30%, 2/1/2049	205,000	186,363
Duke Energy Progress LLC:
2.00%, 8/15/2031 (b)	250,000	207,210
2.90%, 8/15/2051	150,000	110,873
3.60%, 9/15/2047	319,000	265,676

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.10%, 3/15/2043	$ 125,000	$ 112,465
4.15%, 12/1/2044	235,000	210,518
4.20%, 8/15/2045	272,000	245,706
Edison International:
3.55%, 11/15/2024	376,000	367,119
4.95%, 4/15/2025	195,000	195,653
Emera US Finance L.P. 4.75%, 6/15/2046	430,000	379,264
Enel Chile SA 4.88%, 6/12/2028	301,000	288,153
Entergy Arkansas LLC:
2.65%, 6/15/2051	450,000	313,240
3.35%, 6/15/2052	165,000	130,690
3.50%, 4/1/2026	207,000	204,096
4.20%, 4/1/2049 (b)	110,000	101,778
Entergy Corp.:
0.90%, 9/15/2025	177,000	159,458
1.90%, 6/15/2028 (b)	255,000	218,897
2.40%, 6/15/2031	300,000	244,086
2.80%, 6/15/2030	146,000	125,411
2.95%, 9/1/2026	147,000	139,428
Entergy Louisiana LLC:
0.62%, 11/17/2023	121,000	116,300
0.95%, 10/1/2024	176,000	165,857
1.60%, 12/15/2030	221,000	176,703
2.35%, 6/15/2032	241,000	201,683
2.90%, 3/15/2051	160,000	115,718
3.10%, 6/15/2041	100,000	79,518
3.12%, 9/1/2027	535,000	509,261
4.00%, 3/15/2033	260,000	247,070
4.05%, 9/1/2023	228,000	229,142
4.20%, 4/1/2050	100,000	90,710
Entergy Mississippi LLC:
3.50%, 6/1/2051	100,000	80,969
3.85%, 6/1/2049	215,000	182,991
Entergy Texas, Inc.:
1.75%, 3/15/2031	210,000	170,541
3.55%, 9/30/2049	105,000	84,150
4.00%, 3/30/2029 (b)	163,000	159,256
4.50%, 3/30/2039	250,000	234,767
Evergy Kansas Central, Inc.:
3.10%, 4/1/2027	250,000	238,732
3.25%, 9/1/2049	370,000	286,432
4.13%, 3/1/2042	195,000	174,484
4.25%, 12/1/2045	215,000	194,063
Evergy Metro, Inc.:
4.20%, 6/15/2047	145,000	130,126
5.30%, 10/1/2041	200,000	206,446
Series 2019, 4.13%, 4/1/2049	300,000	267,744
Evergy, Inc.:
2.45%, 9/15/2024	190,000	182,936
2.90%, 9/15/2029	329,000	290,165
Eversource Energy:
2.90%, 3/1/2027	100,000	94,137
Security Description	Principal Amount	Value
3.38%, 3/1/2032	$ 100,000	$ 89,828
3.45%, 1/15/2050	135,000	104,246
Series M, 3.30%, 1/15/2028	180,000	169,655
Series N, 3.80%, 12/1/2023	108,000	107,893
Series O, 4.25%, 4/1/2029	275,000	268,579
Series Q, 0.80%, 8/15/2025 (b)	80,000	72,059
Series R, 1.65%, 8/15/2030	95,000	75,533
Exelon Corp.:
2.75%, 3/15/2027 (e)	250,000	234,245
3.35%, 3/15/2032 (b) (e)	250,000	224,012
3.95%, 6/15/2025	380,000	378,959
4.10%, 3/15/2052 (e)	105,000	90,084
5.10%, 6/15/2045	271,000	267,352
5.63%, 6/15/2035	135,000	140,551
Florida Power & Light Co.:
2.45%, 2/3/2032	300,000	261,699
2.85%, 4/1/2025 (b)	480,000	472,171
3.15%, 10/1/2049	200,000	159,264
3.25%, 6/1/2024	222,000	222,118
3.95%, 3/1/2048	465,000	426,358
3.99%, 3/1/2049	229,000	209,588
4.05%, 10/1/2044	488,000	449,755
5.65%, 2/1/2037	193,000	211,464
5.69%, 3/1/2040	115,000	127,331
5.95%, 2/1/2038	258,000	291,488
5.96%, 4/1/2039	213,000	240,824
Georgia Power Co.:
3.25%, 3/30/2027	279,000	265,661
4.30%, 3/15/2042	356,000	309,592
4.30%, 3/15/2043	200,000	173,130
Series A, 2.10%, 7/30/2023	512,000	504,525
Series A, 2.20%, 9/15/2024	300,000	289,488
Series A, 3.25%, 3/15/2051	377,000	277,261
Series B, 2.65%, 9/15/2029	190,000	167,242
Series B, 3.70%, 1/30/2050	268,000	213,258
Gulf Power Co. Series A, 3.30%, 5/30/2027	245,000	237,513
Iberdrola International B.V. 6.75%, 7/15/2036	143,000	165,921
Idaho Power Co. Series K, 4.20%, 3/1/2048	350,000	319,088
Indiana Michigan Power Co.:
4.25%, 8/15/2048	151,000	133,040
Series K, 4.55%, 3/15/2046	320,000	295,427

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Interstate Power & Light Co.:
2.30%, 6/1/2030	$ 205,000	$ 174,756
3.50%, 9/30/2049	200,000	159,944
3.70%, 9/15/2046	110,000	90,088
ITC Holdings Corp.:
3.25%, 6/30/2026	115,000	110,609
3.35%, 11/15/2027	206,000	196,691
3.65%, 6/15/2024	30,000	29,711
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	143,283	144,288
Kentucky Utilities Co.:
3.30%, 6/1/2050	201,000	156,565
4.38%, 10/1/2045	336,000	305,622
5.13%, 11/1/2040	465,000	464,926
MidAmerican Energy Co.:
3.10%, 5/1/2027	180,000	173,918
3.15%, 4/15/2050	128,000	100,035
3.50%, 10/15/2024	422,000	422,084
3.65%, 8/1/2048	235,000	198,100
4.80%, 9/15/2043	250,000	248,207
6.75%, 12/30/2031	248,000	292,080
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	191,000	167,448
National Rural Utilities Cooperative Finance Corp.:
1.00%, 6/15/2026	190,000	170,618
1.35%, 3/15/2031	100,000	77,608
2.40%, 3/15/2030	167,000	145,305
2.75%, 4/15/2032	250,000	217,950
2.95%, 2/7/2024 (b)	537,000	532,339
3.40%, 2/7/2028	167,000	160,071
3.70%, 3/15/2029	310,000	295,297
4.30%, 3/15/2049	412,000	383,049
4.40%, 11/1/2048	120,000	111,949
Series C, 8.00%, 3/1/2032	240,000	298,128
Series MTN, 1.88%, 2/7/2025	125,000	119,579
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	317,000	305,341
Series DD, 2.40%, 5/1/2030	100,000	87,122
Series R, 6.75%, 7/1/2037	505,000	587,911
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	430,000	387,628
1.90%, 6/15/2028	336,000	292,444
2.25%, 6/1/2030	999,000	839,260
2.44%, 1/15/2032 (b)	257,000	214,035
2.75%, 11/1/2029	191,000	168,823
3.00%, 1/15/2052	150,000	107,274
3.55%, 5/1/2027	192,000	185,541
Security Description	Principal Amount	Value
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (c)	$ 246,000	$ 202,492
Northern States Power Co.:
2.25%, 4/1/2031	164,000	143,582
2.60%, 6/1/2051 (b)	175,000	123,527
2.90%, 3/1/2050	354,500	267,080
3.20%, 4/1/2052	285,000	226,948
3.40%, 8/15/2042	205,000	173,079
6.25%, 6/1/2036	180,000	206,991
NorthWestern Corp. 4.18%, 11/15/2044	250,000	217,575
NSTAR Electric Co.:
1.95%, 8/15/2031	250,000	207,772
3.10%, 6/1/2051	200,000	153,768
3.20%, 5/15/2027	320,000	308,701
4.55%, 6/1/2052	100,000	97,412
5.50%, 3/15/2040	250,000	269,047
Oglethorpe Power Corp.:
5.05%, 10/1/2048	210,000	196,199
5.38%, 11/1/2040	190,000	186,941
5.95%, 11/1/2039	350,000	368,238
Ohio Power Co.:
4.00%, 6/1/2049	357,000	308,480
4.15%, 4/1/2048	147,000	129,040
Series Q, 1.63%, 1/15/2031 (b)	65,000	52,475
Series R, 2.90%, 10/1/2051	250,000	178,960
Oklahoma Gas & Electric Co.:
3.30%, 3/15/2030	110,000	101,570
3.85%, 8/15/2047	141,000	118,306
4.15%, 4/1/2047	280,000	253,826
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	650,000	586,891
2.75%, 6/1/2024	300,000	295,857
3.80%, 9/30/2047	410,000	361,050
3.80%, 6/1/2049	470,000	414,408
4.10%, 11/15/2048	120,000	110,700
5.25%, 9/30/2040	180,000	189,958
5.30%, 6/1/2042	165,000	175,020
3.10%, 9/15/2049	309,000	240,062
Pacific Gas & Electric Co.:
2.10%, 8/1/2027	451,000	378,781
2.50%, 2/1/2031	850,000	653,310
2.95%, 3/1/2026	100,000	90,554
3.00%, 6/15/2028	150,000	129,794
3.15%, 1/1/2026	201,000	183,101
3.25%, 2/16/2024	180,000	175,210
3.25%, 6/1/2031	585,000	471,223
3.30%, 3/15/2027	100,000	89,713
3.30%, 12/1/2027	626,000	546,398
3.30%, 8/1/2040	609,000	420,868
3.45%, 7/1/2025	1,000,000	939,220
3.50%, 8/1/2050	305,000	203,709

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.75%, 7/1/2028	$ 460,000	$ 405,941
4.00%, 12/1/2046	200,000	139,298
4.20%, 3/1/2029	165,000	147,310
4.20%, 6/1/2041	260,000	192,824
4.25%, 3/15/2046	125,000	92,453
4.30%, 3/15/2045	240,000	174,646
4.40%, 3/1/2032	200,000	173,356
4.50%, 7/1/2040	475,000	368,020
4.55%, 7/1/2030	402,000	356,880
4.65%, 8/1/2028	150,000	138,977
4.75%, 2/15/2044	460,000	351,104
4.95%, 7/1/2050	393,000	313,386
5.25%, 3/1/2052	200,000	166,106
PacifiCorp:
4.10%, 2/1/2042	100,000	88,873
4.13%, 1/15/2049	420,000	375,329
4.15%, 2/15/2050	310,000	277,971
5.75%, 4/1/2037	200,000	211,880
6.00%, 1/15/2039	258,000	283,147
6.35%, 7/15/2038	330,000	373,900
PECO Energy Co.:
2.80%, 6/15/2050	270,000	198,150
2.85%, 9/15/2051 (b)	155,000	113,989
3.05%, 3/15/2051	215,000	164,931
3.70%, 9/15/2047	227,000	196,784
3.90%, 3/1/2048	140,000	125,559
4.15%, 10/1/2044	115,000	104,903
Pinnacle West Capital Corp. 1.30%, 6/15/2025	145,000	132,703
Potomac Electric Power Co.:
3.60%, 3/15/2024	247,000	247,264
4.15%, 3/15/2043 (b)	330,000	299,779
PPL Capital Funding, Inc. 3.10%, 5/15/2026	116,000	110,402
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	260,000	233,740
4.13%, 6/15/2044	230,000	205,360
4.15%, 10/1/2045	100,000	89,102
4.15%, 6/15/2048	222,000	204,575
Progress Energy, Inc. 7.75%, 3/1/2031	190,000	221,977
Public Service Co. of Colorado:
3.60%, 9/15/2042	120,000	102,605
3.70%, 6/15/2028	229,000	225,471
3.80%, 6/15/2047	340,000	299,152
4.05%, 9/15/2049	330,000	296,987
Series 35, 1.90%, 1/15/2031	289,000	243,592
Series 36, 2.70%, 1/15/2051 (b)	285,000	204,103
Public Service Co. of New Hampshire:
3.60%, 7/1/2049	110,000	92,145
Series V, 2.20%, 6/15/2031	325,000	277,170
Security Description	Principal Amount	Value
Public Service Co. of Oklahoma Series K, 3.15%, 8/15/2051	$ 150,000	$ 110,169
Public Service Electric & Gas Co.:
Series MTN, 0.95%, 3/15/2026 (b)	150,000	135,846
Series MTN, 1.90%, 8/15/2031 (b)	115,000	95,800
Series MTN, 2.05%, 8/1/2050	200,000	125,324
Series MTN, 2.25%, 9/15/2026	205,000	192,472
Series MTN, 2.45%, 1/15/2030 (b)	135,000	120,575
Series MTN, 2.70%, 5/1/2050	203,000	145,758
Series MTN, 3.00%, 3/1/2051	100,000	76,047
Series MTN, 3.15%, 1/1/2050	135,000	105,073
Series MTN, 3.20%, 5/15/2029	100,000	94,690
Series MTN, 3.20%, 8/1/2049 (b)	175,000	139,360
Series MTN, 3.60%, 12/1/2047	185,000	156,466
Series MTN, 3.80%, 3/1/2046	566,000	496,688
Public Service Enterprise Group, Inc.:
0.84%, 11/8/2023	335,000	321,761
1.60%, 8/15/2030	570,000	453,406
2.88%, 6/15/2024	203,000	198,893
Puget Energy, Inc. 4.10%, 6/15/2030	189,000	175,838
Puget Sound Energy, Inc.:
2.89%, 9/15/2051	215,000	156,004
3.25%, 9/15/2049	306,000	234,170
4.22%, 6/15/2048	165,000	146,073
5.64%, 4/15/2041	106,000	111,607
6.27%, 3/15/2037	136,000	152,886
San Diego Gas & Electric Co.:
4.15%, 5/15/2048	216,000	199,053
4.50%, 8/15/2040	128,000	120,394
6.00%, 6/1/2039	150,000	164,928
Series RRR, 3.75%, 6/1/2047	567,000	479,671
Series VVV, 1.70%, 10/1/2030	191,500	157,438
Sempra Energy:
3.40%, 2/1/2028	361,000	340,921
3.70%, 4/1/2029	400,000	376,184
3.80%, 2/1/2038	383,000	323,026
4.00%, 2/1/2048	265,000	219,465
6.00%, 10/15/2039	169,000	177,913

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
5 Year CMT + 2.87%, 4.13%, 4/1/2052 (c)	$ 450,000	$ 361,350
Sierra Pacific Power Co. 2.60%, 5/1/2026	225,000	214,076
Southern California Edison Co.:
1.10%, 4/1/2024	210,000	199,762
2.25%, 6/1/2030	415,000	348,193
2.75%, 2/1/2032	255,000	215,623
2.85%, 8/1/2029 (b)	230,000	203,860
3.65%, 2/1/2050	208,000	159,162
4.00%, 4/1/2047	190,000	154,111
4.50%, 9/1/2040	350,000	310,268
4.65%, 10/1/2043	248,000	224,209
5.50%, 3/15/2040	375,000	369,990
5.63%, 2/1/2036	401,000	403,679
Series 05-E, 5.35%, 7/15/2035	380,000	378,868
Series 06-E, 5.55%, 1/15/2037	118,000	118,267
Series 13-A, 3.90%, 3/15/2043	533,000	426,762
Series B, 3.65%, 3/1/2028	133,000	125,939
Series B, 4.88%, 3/1/2049	410,000	372,292
Series C, 4.13%, 3/1/2048	316,000	260,814
Series E, 3.70%, 8/1/2025	110,000	108,290
Series G, 2.50%, 6/1/2031	171,000	143,599
Series J, 0.70%, 8/1/2023	125,000	121,208
Series K, 0.98%, 8/1/2024	145,000	136,841
Southern Co.:
3.25%, 7/1/2026	1,012,000	969,294
4.25%, 7/1/2036	518,000	475,260
4.40%, 7/1/2046	299,000	260,677
Series 21-A, 0.60%, 2/26/2024	306,000	289,947
Series 21-A, 5 Year CMT + 2.92%, 3.75%, 9/15/2051 (c)	175,000	148,391
Series 21-B, 1.75%, 3/15/2028	360,000	307,897
Southern Power Co.:
0.90%, 1/15/2026	80,000	71,284
4.15%, 12/1/2025	194,000	194,097
5.15%, 9/15/2041	200,000	188,408
Southwestern Electric Power Co.:
6.20%, 3/15/2040	260,000	280,764
Series L, 3.85%, 2/1/2048	180,000	145,523
Series N, 1.65%, 3/15/2026	250,000	227,927
Southwestern Public Service Co.:
3.40%, 8/15/2046	225,000	174,269
3.70%, 8/15/2047	160,000	132,581
3.75%, 6/15/2049	100,000	83,954
4.50%, 8/15/2041	300,000	283,101
Security Description	Principal Amount	Value
Series 6, 4.40%, 11/15/2048	$ 190,000	$ 174,110
Series 8, 3.15%, 5/1/2050	350,000	268,096
Tampa Electric Co.:
2.40%, 3/15/2031	55,000	47,505
3.63%, 6/15/2050	15,000	12,216
4.10%, 6/15/2042	125,000	110,663
4.30%, 6/15/2048	130,000	117,784
4.45%, 6/15/2049	303,000	281,251
Tucson Electric Power Co.:
1.50%, 8/1/2030	356,000	284,045
4.00%, 6/15/2050	295,000	249,470
4.85%, 12/1/2048	170,000	163,035
Union Electric Co.:
2.15%, 3/15/2032	140,000	116,732
2.95%, 6/15/2027	400,000	380,848
3.25%, 10/1/2049	500,000	388,380
3.50%, 3/15/2029	114,000	109,132
3.65%, 4/15/2045	90,000	74,063
3.90%, 9/15/2042	310,000	271,362
3.90%, 4/1/2052	200,000	177,078
Virginia Electric & Power Co.:
2.40%, 3/30/2032 (b)	250,000	213,930
2.45%, 12/15/2050	236,000	158,422
2.95%, 11/15/2051	200,000	148,510
Series A, 2.88%, 7/15/2029	219,000	200,565
Series A, 3.15%, 1/15/2026	606,000	588,474
Series A, 3.80%, 4/1/2028 (b)	550,000	536,921
Series B, 3.80%, 9/15/2047	220,000	187,378
Series B, 4.20%, 5/15/2045	100,000	89,681
Series B, 6.00%, 1/15/2036	284,000	313,172
Series C, 4.00%, 11/15/2046	110,000	97,117
WEC Energy Group, Inc.:
0.55%, 9/15/2023	200,000	193,290
0.80%, 3/15/2024	130,000	123,416
1.38%, 10/15/2027 (b)	235,000	203,552
1.80%, 10/15/2030	115,000	92,566
2.20%, 12/15/2028	400,000	350,164
Wisconsin Electric Power Co. 2.05%, 12/15/2024	345,000	332,352
Wisconsin Power & Light Co.:
3.00%, 7/1/2029	100,000	92,697
3.05%, 10/15/2027	196,000	185,381
3.65%, 4/1/2050	335,000	272,821
Wisconsin Public Service Corp. 3.67%, 12/1/2042	135,000	114,341
Xcel Energy, Inc.:
0.50%, 10/15/2023	200,000	192,206

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
2.60%, 12/1/2029	$ 220,000	$ 193,411
3.40%, 6/1/2030	150,000	137,963
3.50%, 12/1/2049	160,000	127,074
4.00%, 6/15/2028	110,000	107,514
6.50%, 7/1/2036	5,000	5,686
		113,990,034
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	101,000	80,035
Emerson Electric Co.:
0.88%, 10/15/2026 (b)	411,000	363,377
1.80%, 10/15/2027	193,000	172,903
1.95%, 10/15/2030	355,000	298,832
2.00%, 12/21/2028 (b)	250,000	220,708
2.20%, 12/21/2031	200,000	169,234
2.75%, 10/15/2050	135,000	97,324
		1,402,413
ELECTRONICS — 0.1%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	195,000	158,896
2.30%, 3/12/2031 (b)	350,000	284,736
2.75%, 9/15/2029	210,000	183,882
Allegion PLC 3.50%, 10/1/2029	100,000	88,679
Allegion U.S. Holding Co., Inc. 5.41%, 7/1/2032	200,000	198,750
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	107,000	103,975
3.55%, 10/1/2027	92,000	84,550
Amphenol Corp.:
2.20%, 9/15/2031 (b)	147,000	120,258
2.80%, 2/15/2030	112,000	97,420
3.20%, 4/1/2024	100,000	99,093
4.35%, 6/1/2029	393,000	385,678
Arrow Electronics, Inc.:
3.25%, 9/8/2024	127,000	124,214
3.88%, 1/12/2028 (b)	184,000	175,249
Avnet, Inc. 5.50%, 6/1/2032	300,000	292,503
Flex, Ltd.:
3.75%, 2/1/2026	275,000	262,699
4.88%, 6/15/2029	153,000	147,588
4.88%, 5/12/2030	260,000	247,783
Fortive Corp.:
3.15%, 6/15/2026	180,000	170,206
4.30%, 6/15/2046	230,000	200,291
Honeywell International, Inc.:
1.10%, 3/1/2027	400,000	355,836
1.35%, 6/1/2025	205,000	193,288
1.75%, 9/1/2031 (b)	270,000	223,403
1.95%, 6/1/2030	345,000	296,321
2.30%, 8/15/2024	300,000	294,657
2.50%, 11/1/2026 (b)	209,000	199,693
2.70%, 8/15/2029 (b)	196,000	180,106
Security Description	Principal Amount	Value
3.81%, 11/21/2047	$ 450,000	$ 409,653
5.70%, 3/15/2037	227,000	257,466
Hubbell, Inc.:
2.30%, 3/15/2031	290,000	243,246
3.15%, 8/15/2027	100,000	94,376
Jabil, Inc.:
3.00%, 1/15/2031	240,000	200,530
3.60%, 1/15/2030	118,000	105,237
3.95%, 1/12/2028	109,000	104,107
Keysight Technologies, Inc.:
3.00%, 10/30/2029	288,000	256,484
4.55%, 10/30/2024	150,000	151,997
TD SYNNEX Corp.:
1.25%, 8/9/2024 (e)	90,000	83,912
1.75%, 8/9/2026 (e)	150,000	132,336
2.38%, 8/9/2028 (e)	275,000	231,800
2.65%, 8/9/2031 (e)	120,000	96,622
Trimble, Inc. 4.90%, 6/15/2028	100,000	96,930
Tyco Electronics Group SA:
2.50%, 2/4/2032	45,000	39,481
3.13%, 8/15/2027 (b)	289,000	277,397
3.70%, 2/15/2026	218,000	217,324
Vontier Corp.:
1.80%, 4/1/2026	273,000	238,979
2.40%, 4/1/2028	202,000	166,551
		8,574,182
ENTERTAINMENT — 0.1%
Magallanes, Inc.:
3.43%, 3/15/2024 (e)	200,000	196,072
3.64%, 3/15/2025 (e)	433,000	420,253
3.76%, 3/15/2027 (e)	2,050,000	1,923,905
4.05%, 3/15/2029 (e)	210,000	192,522
4.28%, 3/15/2032 (e)	1,570,000	1,402,622
5.05%, 3/15/2042 (e)	1,250,000	1,063,050
5.14%, 3/15/2052 (e)	1,145,000	961,273
5.39%, 3/15/2062 (e)	1,184,000	992,973
		7,152,670
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
0.88%, 11/15/2025	155,000	139,773
1.45%, 2/15/2031	170,000	133,350
1.75%, 2/15/2032 (b)	226,000	177,862
2.30%, 3/1/2030	227,000	194,441
2.50%, 8/15/2024	237,000	229,594
2.90%, 7/1/2026 (b)	112,000	106,938
3.05%, 3/1/2050	290,000	215,606
3.20%, 3/15/2025	125,000	122,839
3.38%, 11/15/2027	285,000	272,215
3.95%, 5/15/2028 (b)	47,000	46,188
Waste Connections, Inc.:
2.20%, 1/15/2032	215,000	176,287
2.60%, 2/1/2030	195,000	170,555
2.95%, 1/15/2052	165,000	118,211

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.20%, 6/1/2032 (b)	$ 155,000	$ 138,063
3.50%, 5/1/2029	210,000	197,553
4.25%, 12/1/2028	270,000	266,398
Waste Management, Inc.:
0.75%, 11/15/2025	225,000	204,635
1.15%, 3/15/2028 (b)	264,000	224,688
1.50%, 3/15/2031	284,000	226,164
2.00%, 6/1/2029 (b)	154,000	133,396
3.15%, 11/15/2027 (b)	229,000	219,840
4.15%, 4/15/2032	500,000	490,575
4.15%, 7/15/2049	100,000	91,172
		4,296,343
FOOD — 0.3%
Ahold Finance USA LLC 6.88%, 5/1/2029	140,000	156,177
Campbell Soup Co.:
3.30%, 3/19/2025	104,000	102,252
3.95%, 3/15/2025	330,000	329,465
4.15%, 3/15/2028	134,000	131,178
4.80%, 3/15/2048	317,000	295,593
Conagra Brands, Inc.:
4.30%, 5/1/2024	503,000	504,937
4.60%, 11/1/2025	302,000	303,531
4.85%, 11/1/2028	242,000	238,530
5.30%, 11/1/2038	676,000	638,441
5.40%, 11/1/2048 (b)	200,000	189,032
7.00%, 10/1/2028	133,000	142,998
8.25%, 9/15/2030	100,000	116,833
Flowers Foods, Inc.:
2.40%, 3/15/2031	110,000	90,059
3.50%, 10/1/2026	156,000	149,847
General Mills, Inc.:
2.88%, 4/15/2030 (b)	326,000	287,936
3.20%, 2/10/2027 (b)	175,000	168,210
3.65%, 2/15/2024	100,000	100,620
4.00%, 4/17/2025	674,000	673,744
4.20%, 4/17/2028	336,000	332,963
Hershey Co.:
1.70%, 6/1/2030	175,000	146,715
2.05%, 11/15/2024	235,000	228,281
2.30%, 8/15/2026	20,000	18,993
2.65%, 6/1/2050	100,000	73,120
3.13%, 11/15/2049	350,000	276,241
3.38%, 8/15/2046	75,000	63,247
Hormel Foods Corp.:
0.65%, 6/3/2024 (b)	97,000	92,395
1.70%, 6/3/2028 (b)	130,000	114,893
1.80%, 6/11/2030 (b)	140,000	117,433
3.05%, 6/3/2051 (b)	195,000	149,050
Ingredion, Inc.:
2.90%, 6/1/2030	295,000	256,116
3.90%, 6/1/2050	175,000	140,788
J M Smucker Co. 3.50%, 3/15/2025	262,000	258,432
Security Description	Principal Amount	Value
JM Smucker Co.:
2.38%, 3/15/2030 (b)	$ 115,000	$ 97,712
2.75%, 9/15/2041	100,000	69,855
3.38%, 12/15/2027 (b)	195,000	186,190
3.55%, 3/15/2050	75,000	56,162
4.25%, 3/15/2035	165,000	151,930
4.38%, 3/15/2045 (b)	25,000	21,775
Kellogg Co.:
2.10%, 6/1/2030	130,000	107,710
2.65%, 12/1/2023 (b)	172,000	170,287
3.25%, 4/1/2026	303,000	294,428
3.40%, 11/15/2027 (b)	372,000	355,126
Series B, 7.45%, 4/1/2031	234,000	270,338
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040 (b)	196,000	205,379
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	2,000,000	1,889,920
3.75%, 4/1/2030	325,000	300,336
4.38%, 6/1/2046	2,000,000	1,666,140
6.88%, 1/26/2039	269,000	295,685
Kroger Co.:
1.70%, 1/15/2031 (b)	280,000	222,662
2.20%, 5/1/2030	349,000	294,214
2.65%, 10/15/2026	356,000	333,337
3.70%, 8/1/2027 (b)	293,000	284,960
3.88%, 10/15/2046	510,000	423,229
4.00%, 2/1/2024	200,000	201,064
4.45%, 2/1/2047	194,000	175,820
4.65%, 1/15/2048	275,000	255,582
5.40%, 7/15/2040	129,000	130,218
5.40%, 1/15/2049	169,000	176,769
6.90%, 4/15/2038	49,000	56,993
McCormick & Co., Inc.:
0.90%, 2/15/2026	215,000	190,810
1.85%, 2/15/2031 (b)	145,000	115,218
2.50%, 4/15/2030	390,000	333,236
3.15%, 8/15/2024	100,000	98,131
3.40%, 8/15/2027	123,000	117,413
4.20%, 8/15/2047 (b)	100,000	90,410
Mondelez International, Inc.:
1.50%, 5/4/2025	186,000	173,707
1.50%, 2/4/2031 (b)	105,000	82,387
1.88%, 10/15/2032 (b)	155,000	120,618
2.63%, 9/4/2050	247,000	167,513
2.75%, 4/13/2030	367,000	322,164
Sysco Corp.:
2.40%, 2/15/2030	100,000	85,445
3.25%, 7/15/2027	104,000	99,041
3.30%, 2/15/2050	135,000	100,837
3.75%, 10/1/2025	284,000	282,978
4.45%, 3/15/2048	125,000	109,145
4.50%, 4/1/2046	263,000	233,739
4.85%, 10/1/2045	114,000	105,664
5.38%, 9/21/2035 (b)	249,000	256,333
5.95%, 4/1/2030	363,000	387,259

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
6.60%, 4/1/2050	$ 267,000	$ 307,771
Tyson Foods, Inc.:
3.55%, 6/2/2027	540,000	517,757
3.90%, 9/28/2023	203,000	203,676
3.95%, 8/15/2024	150,000	149,597
4.00%, 3/1/2026	252,000	249,568
4.55%, 6/2/2047	172,000	157,024
4.88%, 8/15/2034	185,000	186,441
5.10%, 9/28/2048	193,000	194,424
5.15%, 8/15/2044	152,000	150,500
		21,170,677
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	471,000	434,210
4.50%, 8/1/2024	392,000	389,977
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027	307,000	304,071
Georgia-Pacific LLC 8.00%, 1/15/2024	250,000	264,878
International Paper Co.:
4.35%, 8/15/2048 (b)	151,000	133,757
4.80%, 6/15/2044	728,000	673,029
6.00%, 11/15/2041	289,000	300,147
Suzano Austria GmbH:
2.50%, 9/15/2028	305,000	247,547
3.75%, 1/15/2031	300,000	242,310
5.00%, 1/15/2030	483,000	439,057
6.00%, 1/15/2029	695,000	685,729
		4,114,712
GAS — 0.1%
Atmos Energy Corp.:
1.50%, 1/15/2031 (b)	430,000	344,004
2.63%, 9/15/2029	250,000	222,792
3.00%, 6/15/2027 (b)	151,000	144,933
3.38%, 9/15/2049	151,000	121,104
4.13%, 3/15/2049	198,000	180,123
4.15%, 1/15/2043	108,000	95,670
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	200,000	162,400
4.40%, 7/1/2032	200,000	197,140
Eastern Energy Gas Holdings LLC Series A, 2.50%, 11/15/2024	300,000	289,905
National Fuel Gas Co.:
2.95%, 3/1/2031	171,000	139,115
5.20%, 7/15/2025	50,000	50,579
5.50%, 1/15/2026	331,000	332,139
NiSource, Inc.:
0.95%, 8/15/2025	179,000	160,624
1.70%, 2/15/2031	135,000	105,305
3.49%, 5/15/2027	215,000	205,835
Security Description	Principal Amount	Value
3.60%, 5/1/2030	$ 158,000	$ 144,788
4.38%, 5/15/2047	332,000	292,133
4.80%, 2/15/2044	610,000	549,579
5.00%, 6/15/2052	40,000	38,760
5.65%, 2/1/2045	220,000	219,265
5.95%, 6/15/2041	137,000	141,913
ONE Gas, Inc.:
1.10%, 3/11/2024	191,000	181,612
4.50%, 11/1/2048	200,000	177,036
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	140,000	118,261
3.50%, 6/1/2029	283,000	262,822
3.64%, 11/1/2046	358,000	283,540
Southern California Gas Co.:
3.75%, 9/15/2042	420,000	351,847
Series VV, 4.30%, 1/15/2049	280,000	254,089
Series WW, 3.95%, 2/15/2050	263,000	226,322
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	370,000	364,809
4.40%, 5/30/2047	454,000	396,415
Series 20-A, 1.75%, 1/15/2031	125,000	98,587
Series 21A, 3.15%, 9/30/2051	125,000	88,615
Southwest Gas Corp.:
2.20%, 6/15/2030	255,000	205,841
3.18%, 8/15/2051	175,000	122,278
3.70%, 4/1/2028	200,000	187,754
3.80%, 9/29/2046	100,000	78,457
Washington Gas Light Co.:
Series K, 3.80%, 9/15/2046	275,000	235,598
Series MTN, 3.65%, 9/15/2049	350,000	292,281
		8,064,270
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc.:
2.80%, 3/1/2031	155,000	125,257
4.63%, 6/15/2028	169,000	164,614
Snap-on, Inc. 4.10%, 3/1/2048	270,000	245,943
Stanley Black & Decker, Inc.:
2.30%, 2/24/2025	135,000	130,777
2.30%, 3/15/2030	304,000	260,826
2.75%, 11/15/2050	150,000	103,154
3.00%, 5/15/2032 (b)	115,000	101,538
3.40%, 3/1/2026	410,000	402,395
5 Year CMT + 2.66%, 4.00%, 3/15/2060 (c)	419,000	365,041
		1,899,545

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 0.2%
Abbott Laboratories:
1.15%, 1/30/2028 (b)	$ 358,000	$ 311,907
1.40%, 6/30/2030	126,000	105,150
2.95%, 3/15/2025 (b)	514,000	507,436
3.40%, 11/30/2023	255,000	256,030
3.75%, 11/30/2026 (b)	374,000	376,842
3.88%, 9/15/2025	67,000	67,726
4.75%, 11/30/2036 (b)	341,000	361,644
4.75%, 4/15/2043	400,000	404,784
4.90%, 11/30/2046	882,000	926,956
6.00%, 4/1/2039	219,000	247,682
Baxter International, Inc.:
0.87%, 12/1/2023	140,000	134,365
1.73%, 4/1/2031	90,000	70,863
1.92%, 2/1/2027	900,000	806,013
2.60%, 8/15/2026	288,000	269,793
3.50%, 8/15/2046 (b)	355,000	277,677
3.95%, 4/1/2030	255,000	244,364
Boston Scientific Corp.:
1.90%, 6/1/2025	103,000	97,212
2.65%, 6/1/2030	520,000	454,080
3.45%, 3/1/2024	113,000	112,767
4.55%, 3/1/2039	143,000	132,963
Danaher Corp.:
2.80%, 12/10/2051	444,000	319,840
3.35%, 9/15/2025	75,000	73,867
4.38%, 9/15/2045	151,000	139,754
Dentsply Sirona, Inc. 3.25%, 6/1/2030	120,000	101,347
DH Europe Finance II Sarl:
2.20%, 11/15/2024	178,000	170,836
2.60%, 11/15/2029	583,000	522,141
3.25%, 11/15/2039	215,000	178,362
Edwards Lifesciences Corp. 4.30%, 6/15/2028	195,000	190,306
Koninklijke Philips NV:
5.00%, 3/15/2042	119,000	114,856
6.88%, 3/11/2038	340,000	388,977
Medtronic, Inc.:
4.38%, 3/15/2035	620,000	619,051
4.63%, 3/15/2045	520,000	521,612
PerkinElmer, Inc.:
0.55%, 9/15/2023	160,000	154,030
0.85%, 9/15/2024	145,000	134,519
1.90%, 9/15/2028	250,000	208,270
2.25%, 9/15/2031	230,000	181,868
2.55%, 3/15/2031	180,000	146,594
3.30%, 9/15/2029	213,000	187,246
Smith & Nephew PLC 2.03%, 10/14/2030	230,000	182,321
STERIS Irish FinCo UnLtd Co.:
2.70%, 3/15/2031	300,000	253,248
3.75%, 3/15/2051	160,000	124,557
Security Description	Principal Amount	Value
Stryker Corp.:
0.60%, 12/1/2023	$ 460,000	$ 441,108
1.15%, 6/15/2025	175,000	161,627
1.95%, 6/15/2030 (b)	178,000	148,050
2.90%, 6/15/2050	100,000	72,280
3.38%, 5/15/2024	500,000	497,235
3.38%, 11/1/2025	100,000	97,917
4.10%, 4/1/2043	300,000	259,620
Thermo Fisher Scientific, Inc.:
0.80%, 10/18/2023	390,000	378,374
1.22%, 10/18/2024	560,000	531,182
1.75%, 10/15/2028	165,000	144,370
2.00%, 10/15/2031 (b)	245,000	205,575
2.60%, 10/1/2029	448,000	406,412
2.80%, 10/15/2041	90,000	70,586
4.10%, 8/15/2047	150,000	139,584
5.30%, 2/1/2044	175,000	187,203
Zimmer Biomet Holdings, Inc.:
1.45%, 11/22/2024	135,000	127,344
4.45%, 8/15/2045	220,000	188,934
5.75%, 11/30/2039	190,000	194,421
		15,331,678
HEALTH CARE SERVICES — 0.8%
Adventist Health System:
2.95%, 3/1/2029 (b)	100,000	91,702
3.63%, 3/1/2049	310,000	258,515
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	209,000	170,019
4.27%, 8/15/2048	185,000	176,962
Series 2020, 2.21%, 6/15/2030	208,000	179,342
Aetna, Inc.:
3.88%, 8/15/2047	317,000	261,905
4.13%, 11/15/2042	247,000	211,452
4.50%, 5/15/2042	246,000	221,346
4.75%, 3/15/2044	430,000	394,667
6.63%, 6/15/2036	241,000	272,400
AHS Hospital Corp.:
5.02%, 7/1/2045	260,000	272,457
Series 2021, 2.78%, 7/1/2051	150,000	105,816
Allina Health System:
Series 2019, 3.89%, 4/15/2049	200,000	175,934
Series 2021, 2.90%, 11/15/2051	150,000	107,574
Anthem, Inc. 2.88%, 9/15/2029	343,000	309,132
Ascension Health:
3.95%, 11/15/2046	284,000	263,223
Series B, 2.53%, 11/15/2029	167,000	150,327
Series B, 3.11%, 11/15/2039	300,000	246,969

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Banner Health:
1.90%, 1/1/2031	$ 75,000	$ 62,096
2.34%, 1/1/2030	50,000	44,122
2.91%, 1/1/2042	100,000	77,843
2.91%, 1/1/2051	250,000	187,840
Series 2020, 3.18%, 1/1/2050 (b)	198,000	153,923
Baylor Scott & White Holdings Series 2021, 2.84%, 11/15/2050	205,000	149,461
BHSH System Obligated Group Series 19A, 3.49%, 7/15/2049	100,000	82,797
Bon Secours Mercy Health, Inc.:
3.46%, 6/1/2030	50,000	46,623
Series 20-2, 2.10%, 6/1/2031	525,000	433,109
Series 20-2, 3.21%, 6/1/2050	369,000	274,949
Children's Health System of Texas 2.51%, 8/15/2050	362,000	246,696
Children's Hospital Corp. Series 2020, 2.59%, 2/1/2050	75,000	52,035
Children's Hospital Medical Center 4.27%, 5/15/2044	250,000	237,625
CHRISTUS Health Series C, 4.34%, 7/1/2028	200,000	200,608
Cigna Holding Co. 5.38%, 2/15/2042	125,000	119,553
City of Hope Series 2013, 5.62%, 11/15/2043	250,000	268,725
CommonSpirit Health:
1.55%, 10/1/2025	104,000	95,348
3.35%, 10/1/2029	298,000	274,559
3.91%, 10/1/2050	175,000	140,033
4.19%, 10/1/2049	233,000	195,864
4.35%, 11/1/2042	297,000	266,335
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	250,000	186,943
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	185,000	146,318
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	100,000	89,680
Dignity Health:
4.50%, 11/1/2042	117,000	106,931
5.27%, 11/1/2064	485,000	469,863
Security Description	Principal Amount	Value
Elevance Health, Inc.:
1.50%, 3/15/2026	$ 481,000	$ 439,923
2.25%, 5/15/2030	453,000	386,930
2.55%, 3/15/2031	561,000	484,816
3.13%, 5/15/2050	225,000	169,722
3.50%, 8/15/2024	474,000	472,099
3.60%, 3/15/2051	335,000	271,514
3.65%, 12/1/2027	469,000	456,239
3.70%, 9/15/2049	200,000	165,588
4.10%, 3/1/2028	415,000	410,597
4.55%, 3/1/2048	310,000	294,051
4.63%, 5/15/2042	411,000	390,134
4.65%, 1/15/2043	190,000	180,798
4.65%, 8/15/2044	244,000	231,229
5.10%, 1/15/2044	200,000	200,376
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	100,000	86,223
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	240,000	221,681
Series 2020, 2.68%, 9/1/2041	275,000	207,713
Series 2020, 2.88%, 9/1/2050	280,000	202,250
Hartford HealthCare Corp. 3.45%, 7/1/2054	70,000	56,751
HCA, Inc.:
3.13%, 3/15/2027 (e)	415,000	379,314
3.38%, 3/15/2029 (e)	165,000	145,028
3.50%, 9/1/2030	168,000	143,260
3.50%, 7/15/2051	213,000	146,868
3.63%, 3/15/2032 (e)	555,000	468,431
4.13%, 6/15/2029	676,000	617,283
4.38%, 3/15/2042 (e)	175,000	138,878
4.50%, 2/15/2027	286,000	275,204
4.63%, 3/15/2052 (e)	175,000	140,007
5.00%, 3/15/2024	363,000	364,252
5.13%, 6/15/2039	292,000	255,929
5.25%, 4/15/2025	500,000	501,275
5.25%, 6/15/2026	400,700	397,887
5.25%, 6/15/2049	643,000	555,115
5.38%, 2/1/2025	690,000	688,675
5.50%, 6/15/2047	840,000	751,649
Humana, Inc.:
0.65%, 8/3/2023	285,000	276,188
1.35%, 2/3/2027	185,000	161,988
2.15%, 2/3/2032	485,000	392,675
3.13%, 8/15/2029	223,000	201,567
3.70%, 3/23/2029	155,000	146,718
3.85%, 10/1/2024	167,000	167,256
3.95%, 3/15/2027	391,000	384,138
3.95%, 8/15/2049	145,000	123,301
4.80%, 3/15/2047	150,000	143,997

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
IHC Health Services, Inc. 4.13%, 5/15/2048	$ 115,000	$ 107,656
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048 (b)	406,000	366,318
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	205,000	174,312
Iowa Health System Series 2020, 3.67%, 2/15/2050	123,000	100,565
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	205,000	184,984
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	155,000	150,598
4.15%, 5/1/2047	322,000	299,656
Series 2019, 3.27%, 11/1/2049	319,000	250,951
Series 2021, 3.00%, 6/1/2051 (b)	490,000	366,373
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	215,000	192,315
2.30%, 12/1/2024	318,000	304,294
2.70%, 6/1/2031	210,000	176,415
3.25%, 9/1/2024	240,000	236,443
3.60%, 2/1/2025	525,000	517,555
4.70%, 2/1/2045	215,000	191,408
Mass General Brigham, Inc.:
Series 2015, 4.12%, 7/1/2055 (b)	250,000	225,013
Series 2017, 3.77%, 7/1/2048	100,000	87,431
Series 2020, 3.19%, 7/1/2049 (b)	200,000	156,278
Series 2020, 3.34%, 7/1/2060	295,000	219,731
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	295,000	278,132
Memorial Health Services 3.45%, 11/1/2049	200,000	163,816
Memorial Sloan-Kettering Cancer Center:
5.00%, 7/1/2042	200,000	207,250
Series 2020, 2.96%, 1/1/2050	180,000	135,950
Methodist Hospital Series 20A, 2.71%, 12/1/2050	180,000	126,135
Montefiore Obligated Group Series 18-C, 5.25%, 11/1/2048	132,000	111,976
Security Description	Principal Amount	Value
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	$ 250,000	$ 209,955
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	225,000	196,756
MultiCare Health System 2.80%, 8/15/2050	124,000	88,696
New York and Presbyterian Hospital:
2.26%, 8/1/2040	125,000	89,319
2.61%, 8/1/2060	155,000	98,379
4.02%, 8/1/2045 (b)	235,000	214,433
4.06%, 8/1/2056	85,000	77,551
Series 2019, 3.95%, 8/1/2119	320,000	247,347
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	107,000	88,325
4.26%, 11/1/2047	470,000	424,800
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	95,000	66,302
Novant Health, Inc. 3.17%, 11/1/2051	119,000	91,544
NYU Langone Hospitals:
4.37%, 7/1/2047	365,000	332,369
4.78%, 7/1/2044	343,000	334,905
Series 2020, 3.38%, 7/1/2055	220,000	165,638
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	100,000	76,263
Orlando Health Obligated Group 4.09%, 10/1/2048	251,000	224,653
PeaceHealth Obligated Group:
Series 2018, 4.79%, 11/15/2048	324,000	320,303
Series 2020, 1.38%, 11/15/2025	65,000	59,800
Series 2020, 3.22%, 11/15/2050	65,000	49,028
Piedmont Healthcare, Inc.:
2.86%, 1/1/2052	135,000	96,013
Series 2042, 2.72%, 1/1/2042	170,000	127,274
Providence St Joseph Health Obligated Group Series 21A, 2.70%, 10/1/2051	185,000	123,759

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	$ 308,000	$ 272,595
Series A, 3.93%, 10/1/2048	70,000	61,293
Series H, 2.75%, 10/1/2026	55,000	52,504
Quest Diagnostics, Inc.:
2.80%, 6/30/2031 (b)	575,000	493,528
3.45%, 6/1/2026	207,000	201,682
4.20%, 6/30/2029	196,000	190,279
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	140,000	114,948
3.95%, 7/1/2046	135,000	118,946
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050 (b)	725,000	508,704
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	197,000	138,519
Stanford Health Care:
3.03%, 8/15/2051	105,000	79,212
Series 2018, 3.80%, 11/15/2048	160,000	140,878
Summa Health 3.51%, 11/15/2051 (f)	250,000	201,285
Sutter Health:
Series 20A, 1.32%, 8/15/2025	123,000	113,327
Series 20A, 2.29%, 8/15/2030	220,000	188,223
Series 20A, 3.16%, 8/15/2040	100,000	78,118
Series 20A, 3.36%, 8/15/2050	410,000	314,335
Texas Health Resources 2.33%, 11/15/2050	376,000	243,716
Toledo Hospital:
5.75%, 11/15/2038 (f)	221,000	225,889
6.02%, 11/15/2048 (b)	318,000	295,998
Trinity Health Corp.:
4.13%, 12/1/2045	237,000	218,997
Series 2021, 2.63%, 12/1/2040 (b)	60,000	44,107
UnitedHealth Group, Inc.:
1.15%, 5/15/2026	500,000	454,965
1.25%, 1/15/2026	189,000	174,439
2.00%, 5/15/2030	240,000	205,718
2.30%, 5/15/2031	492,000	426,008
2.75%, 5/15/2040	186,000	144,846
2.88%, 8/15/2029 (b)	591,000	546,326
2.90%, 5/15/2050	315,000	234,073
2.95%, 10/15/2027 (b)	269,000	257,845
3.10%, 3/15/2026	822,000	805,034
3.25%, 5/15/2051	620,000	487,723
Security Description	Principal Amount	Value
3.38%, 4/15/2027	$ 608,000	$ 596,758
3.45%, 1/15/2027	508,000	500,979
3.50%, 2/15/2024	445,000	446,869
3.50%, 8/15/2039	672,000	586,132
3.70%, 12/15/2025	178,000	177,742
3.70%, 8/15/2049	383,000	327,251
3.75%, 10/15/2047	315,000	273,341
3.85%, 6/15/2028	551,000	548,361
3.88%, 12/15/2028	489,000	486,355
4.00%, 5/15/2029	200,000	198,414
4.20%, 1/15/2047	231,000	216,001
4.25%, 3/15/2043	192,000	180,549
4.25%, 4/15/2047	356,000	334,975
4.25%, 6/15/2048	175,000	163,685
4.45%, 12/15/2048	630,000	603,477
4.63%, 7/15/2035	597,000	607,131
4.75%, 5/15/2052	185,000	185,033
5.70%, 10/15/2040	193,000	212,920
5.80%, 3/15/2036	258,000	289,045
6.88%, 2/15/2038	312,000	386,886
Universal Health Services, Inc.:
1.65%, 9/1/2026 (e)	155,000	134,286
2.65%, 10/15/2030 (e)	210,000	167,355
2.65%, 1/15/2032 (e)	210,000	162,584
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	100,000	72,197
Willis-Knighton Medical Center:
Series 2018, 4.81%, 9/1/2048	240,000	241,349
Series 2021, 3.07%, 3/1/2051	205,000	147,133
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	115,000	78,428
		47,269,401
HOME BUILDERS — 0.1%
D.R.Horton, Inc. 1.40%, 10/15/2027	278,000	232,327
DR Horton, Inc.:
1.30%, 10/15/2026	140,000	120,856
2.50%, 10/15/2024	444,000	424,087
2.60%, 10/15/2025 (b)	250,000	235,177
Lennar Corp.:
4.50%, 4/30/2024	263,000	262,482
4.75%, 5/30/2025	385,000	386,209
4.75%, 11/29/2027 (b)	202,000	196,742
5.00%, 6/15/2027	170,000	168,212
5.88%, 11/15/2024	130,000	133,392
MDC Holdings, Inc. 6.00%, 1/15/2043	399,000	328,062

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
NVR, Inc. 3.00%, 5/15/2030	$ 190,000	$ 163,085
PulteGroup, Inc.:
6.00%, 2/15/2035	447,000	438,073
6.38%, 5/15/2033	195,000	200,329
Toll Brothers Finance Corp. 4.88%, 3/15/2027	200,000	190,058
		3,479,091
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc.:
3.50%, 11/15/2027	162,000	152,964
4.40%, 3/15/2029	195,000	189,253
Whirlpool Corp.:
3.70%, 5/1/2025	107,000	106,662
4.00%, 3/1/2024	60,000	60,335
4.60%, 5/15/2050 (b)	230,000	197,618
4.70%, 5/14/2032 (b)	94,000	93,130
4.75%, 2/26/2029	218,000	217,562
		1,017,524
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Avery Dennison Corp.:
0.85%, 8/15/2024	95,000	89,580
2.25%, 2/15/2032	280,000	220,164
2.65%, 4/30/2030	201,000	167,921
4.88%, 12/6/2028	151,000	151,266
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	150,000	126,555
3.15%, 8/1/2027 (b)	181,000	173,315
3.95%, 8/1/2047	100,000	87,515
Clorox Co.:
1.80%, 5/15/2030	140,000	114,467
3.90%, 5/15/2028	100,000	98,049
Kimberly-Clark Corp.:
1.05%, 9/15/2027 (b)	208,000	181,528
2.75%, 2/15/2026	69,000	67,016
2.88%, 2/7/2050 (b)	355,000	268,529
3.20%, 4/25/2029	231,000	220,323
3.90%, 5/4/2047	129,000	114,642
3.95%, 11/1/2028	90,000	89,704
6.63%, 8/1/2037	436,000	530,254
		2,700,828
INSURANCE — 0.7%
Aflac, Inc.:
1.13%, 3/15/2026	205,000	185,162
3.25%, 3/17/2025	135,000	133,095
4.75%, 1/15/2049	170,000	163,695
Alleghany Corp.:
3.25%, 8/15/2051	150,000	110,425
3.63%, 5/15/2030 (b)	284,000	265,764
4.90%, 9/15/2044	100,000	95,086
Allstate Corp.:
0.75%, 12/15/2025	266,000	239,211
1.45%, 12/15/2030	200,000	158,726
Security Description	Principal Amount	Value
3.28%, 12/15/2026 (b)	$ 230,000	$ 226,090
3.85%, 8/10/2049	100,000	85,678
4.50%, 6/15/2043	300,000	281,466
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (c)	305,000	311,347
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	247,000	219,331
American Financial Group, Inc.:
4.50%, 6/15/2047	462,000	387,438
5.25%, 4/2/2030	100,000	99,868
American International Group, Inc.:
2.50%, 6/30/2025	508,000	484,754
3.90%, 4/1/2026	266,000	260,358
4.20%, 4/1/2028	100,000	98,303
4.38%, 6/30/2050	193,000	170,811
4.75%, 4/1/2048	402,000	376,268
Aon Corp.:
2.80%, 5/15/2030	334,000	292,310
3.75%, 5/2/2029	190,000	179,444
4.50%, 12/15/2028	391,000	384,803
8.21%, 1/1/2027	120,000	127,854
Aon Corp./Aon Global Holdings PLC:
2.05%, 8/23/2031	100,000	80,692
2.85%, 5/28/2027 (b)	180,000	168,757
2.90%, 8/23/2051	100,000	69,669
3.90%, 2/28/2052	310,000	254,817
Aon Global, Ltd.:
3.50%, 6/14/2024	170,000	168,890
4.00%, 11/27/2023	75,000	75,309
4.60%, 6/14/2044	166,000	149,045
Arch Capital Finance LLC:
4.01%, 12/15/2026	148,000	145,457
5.03%, 12/15/2046	285,000	267,763
Arch Capital Group US, Inc. 5.14%, 11/1/2043	325,000	315,338
Arch Capital Group, Ltd. 3.64%, 6/30/2050	215,000	166,627
Arthur J Gallagher & Co.:
2.40%, 11/9/2031	250,000	204,570
3.05%, 3/9/2052	100,000	69,232
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	200,000	201,810
Assurant, Inc.:
3.70%, 2/22/2030	121,000	107,306
4.20%, 9/27/2023	90,000	90,554
Assured Guaranty US Holdings, Inc.:
3.15%, 6/15/2031	137,000	118,854
3.60%, 9/15/2051	55,000	41,402
5.00%, 7/1/2024	100,000	101,833

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Athene Holding, Ltd.:
3.45%, 5/15/2052	$ 200,000	$ 137,666
3.50%, 1/15/2031	316,000	267,428
3.95%, 5/25/2051	175,000	128,999
4.13%, 1/12/2028	177,000	165,019
AXA SA 8.60%, 12/15/2030	231,000	273,580
AXIS Specialty Finance LLC 3.90%, 7/15/2029	139,000	130,033
AXIS Specialty Finance PLC 4.00%, 12/6/2027	244,000	236,070
Berkshire Hathaway Finance Corp.:
1.85%, 3/12/2030	276,000	236,046
2.50%, 1/15/2051 (b)	221,000	149,951
2.85%, 10/15/2050	655,000	472,537
2.88%, 3/15/2032	350,000	313,869
3.85%, 3/15/2052	318,000	272,151
4.20%, 8/15/2048	737,000	676,544
4.25%, 1/15/2049	645,000	596,419
4.40%, 5/15/2042	329,000	311,491
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026	646,000	634,437
4.50%, 2/11/2043	575,000	549,182
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (b)	224,000	209,962
5.63%, 5/15/2030	371,000	360,601
Brown & Brown, Inc.:
2.38%, 3/15/2031	195,000	154,477
4.50%, 3/15/2029 (b)	214,000	209,913
4.95%, 3/17/2052	200,000	175,454
Chubb Corp.:
6.00%, 5/11/2037	362,000	417,860
Series 1, 6.50%, 5/15/2038	100,000	117,365
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030 (b)	415,000	331,726
3.05%, 12/15/2061	50,000	35,975
3.15%, 3/15/2025	313,000	307,225
3.35%, 5/15/2024	5,000	4,987
3.35%, 5/3/2026	580,000	567,124
4.35%, 11/3/2045	550,000	518,413
Cincinnati Financial Corp. 6.13%, 11/1/2034	183,000	208,018
CNA Financial Corp.:
2.05%, 8/15/2030	175,000	140,843
3.45%, 8/15/2027	228,000	215,652
CNO Financial Group, Inc. 5.25%, 5/30/2025	124,000	125,829
Corebridge Financial, Inc.:
3.65%, 4/5/2027 (e)	1,000,000	941,500
3.90%, 4/5/2032 (e)	385,000	345,476
4.40%, 4/5/2052 (b) (e)	345,000	287,878
Enstar Group, Ltd.:
3.10%, 9/1/2031	150,000	118,911
4.95%, 6/1/2029	200,000	191,276
Security Description	Principal Amount	Value
Equitable Holdings, Inc.:
4.35%, 4/20/2028	$ 342,000	$ 330,382
5.00%, 4/20/2048	332,000	306,748
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	290,000	202,052
3.50%, 10/15/2050	245,000	187,018
Fairfax Financial Holdings, Ltd.:
3.38%, 3/3/2031	350,000	302,827
4.63%, 4/29/2030	185,000	177,644
4.85%, 4/17/2028	155,000	154,039
Fidelity National Financial, Inc.:
3.20%, 9/17/2051	340,000	216,254
3.40%, 6/15/2030	150,000	131,454
4.50%, 8/15/2028 (b)	162,000	155,870
First American Financial Corp.:
2.40%, 8/15/2031	103,000	78,859
4.00%, 5/15/2030	215,000	192,704
Globe Life, Inc.:
2.15%, 8/15/2030	540,000	442,114
4.55%, 9/15/2028	142,000	139,802
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	71,000	59,343
4.50%, 4/15/2026	50,000	49,714
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029	735,000	655,569
3.60%, 8/19/2049	50,000	39,716
4.30%, 4/15/2043	276,000	244,208
4.40%, 3/15/2048	72,000	64,977
Kemper Corp.:
3.80%, 2/23/2032	250,000	220,880
4.35%, 2/15/2025	120,000	119,339
Lincoln National Corp.:
3.63%, 12/12/2026	197,000	190,828
3.80%, 3/1/2028	205,000	196,136
4.00%, 9/1/2023	259,000	260,769
4.35%, 3/1/2048	550,000	466,009
4.38%, 6/15/2050	60,000	51,410
Loews Corp.:
3.20%, 5/15/2030	69,000	62,759
3.75%, 4/1/2026	202,000	200,317
4.13%, 5/15/2043	125,000	107,088
6.00%, 2/1/2035	176,000	190,073
Manulife Financial Corp.:
2.48%, 5/19/2027 (b)	205,000	187,327
4.15%, 3/4/2026	570,000	565,400
5 Year US ISDA + 1.65%, 4.06%, 2/24/2032 (c)	264,000	244,071
Markel Corp.:
3.50%, 11/1/2027	124,000	118,988
4.30%, 11/1/2047	125,000	108,013

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
5.00%, 4/5/2046	$ 425,000	$ 401,769
5.00%, 5/20/2049	155,000	146,602
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030 (b)	132,000	111,437
3.50%, 6/3/2024	372,000	370,999
3.50%, 3/10/2025	147,000	145,260
3.75%, 3/14/2026	281,000	278,286
4.20%, 3/1/2048	310,000	274,012
4.35%, 1/30/2047	380,000	341,369
4.38%, 3/15/2029	206,000	203,551
4.75%, 3/15/2039	150,000	146,494
4.90%, 3/15/2049	315,000	312,165
Mercury General Corp. 4.40%, 3/15/2027	253,000	247,674
MetLife, Inc.:
3.60%, 4/10/2024	280,000	280,748
3.60%, 11/13/2025	212,000	210,575
4.05%, 3/1/2045	152,000	134,096
4.55%, 3/23/2030 (b)	187,000	188,541
4.60%, 5/13/2046	178,000	172,226
4.72%, 12/15/2044	695,000	664,851
4.88%, 11/13/2043	265,000	261,746
5.88%, 2/6/2041	289,000	313,493
6.40%, 12/15/2066	306,000	308,607
6.50%, 12/15/2032	100,000	114,454
Series D, 4.37%, 9/15/2023	330,000	333,894
Old Republic International Corp.:
3.85%, 6/11/2051	182,000	137,355
3.88%, 8/26/2026	105,000	101,982
4.88%, 10/1/2024	165,000	167,473
PartnerRe Finance B LLC 3.70%, 7/2/2029	243,000	231,317
Principal Financial Group, Inc.:
3.10%, 11/15/2026	213,000	202,120
3.40%, 5/15/2025	91,000	88,996
3.70%, 5/15/2029	370,000	347,238
4.30%, 11/15/2046	176,000	163,506
4.35%, 5/15/2043	370,000	330,354
Progressive Corp.:
2.50%, 3/15/2027	40,000	37,744
3.00%, 3/15/2032	50,000	45,070
3.70%, 1/26/2045	140,000	117,361
3.70%, 3/15/2052	25,000	21,144
4.00%, 3/1/2029	170,000	168,263
4.13%, 4/15/2047 (b)	305,000	278,273
4.35%, 4/25/2044	373,000	345,443
Prudential Financial, Inc.:
3.91%, 12/7/2047	238,000	206,420
3.94%, 12/7/2049	450,000	387,706
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (b) (c)	264,000	257,162
Security Description	Principal Amount	Value
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	$ 243,000	$ 232,233
5 Year CMT + 3.16%, 5.13%, 3/1/2052 (c)	375,000	346,110
5 Year CMT + 3.04%, 3.70%, 10/1/2050 (c)	215,000	177,848
Series MTN, 2.10%, 3/10/2030 (b)	221,000	188,186
Series MTN, 3.88%, 3/27/2028	120,000	117,482
Series MTN, 4.35%, 2/25/2050	255,000	236,357
Series MTN, 4.42%, 3/27/2048	530,000	491,135
Series MTN, 4.60%, 5/15/2044	137,000	129,934
Series MTN, 6.63%, 12/1/2037	188,000	219,669
Prudential PLC 3.63%, 3/24/2032	400,000	370,548
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	267,000	235,924
3.90%, 5/15/2029	193,000	180,656
3.95%, 9/15/2026	115,000	113,063
Series MTN, 4.70%, 9/15/2023	65,000	65,560
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	272,000	254,366
Stewart Information Services Corp. 3.60%, 11/15/2031	150,000	124,387
Travelers Cos., Inc.:
2.55%, 4/27/2050	105,000	73,003
4.05%, 3/7/2048 (b)	171,000	154,490
4.10%, 3/4/2049	271,000	245,369
4.30%, 8/25/2045	310,000	286,530
4.60%, 8/1/2043	150,000	142,537
5.35%, 11/1/2040	377,000	399,639
Series MTN, 6.25%, 6/15/2037	255,000	299,120
Unum Group:
4.00%, 6/15/2029	237,000	223,261
4.13%, 6/15/2051	30,000	22,166
4.50%, 12/15/2049	250,000	192,915
Voya Financial, Inc.:
3.65%, 6/15/2026	224,000	217,627
4.80%, 6/15/2046	300,000	275,652
5.70%, 7/15/2043	250,000	254,640
3 Month USD LIBOR + 2.08%, 4.70%, 1/23/2048 (c)	200,000	163,034
W R Berkley Corp.:
3.15%, 9/30/2061	395,000	260,945
3.55%, 3/30/2052	200,000	154,010

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Willis North America, Inc.:
2.95%, 9/15/2029	$ 223,000	$ 190,973
3.60%, 5/15/2024	246,000	242,411
4.50%, 9/15/2028	270,000	259,446
4.65%, 6/15/2027	100,000	98,449
5.05%, 9/15/2048	200,000	184,036
WR Berkley Corp. 4.00%, 5/12/2050	200,000	165,426
XLIT, Ltd. 5.50%, 3/31/2045 (b)	315,000	325,896
		45,006,609
INTERNET — 0.4%
Alibaba Group Holding, Ltd.:
2.13%, 2/9/2031 (b)	245,000	202,713
2.70%, 2/9/2041	270,000	186,773
3.15%, 2/9/2051	485,000	331,852
3.25%, 2/9/2061	745,000	496,565
3.40%, 12/6/2027 (b)	760,000	726,340
3.60%, 11/28/2024	551,000	547,711
4.00%, 12/6/2037	460,000	397,596
4.20%, 12/6/2047 (b)	513,000	424,785
4.40%, 12/6/2057 (b)	493,000	404,694
4.50%, 11/28/2034 (b)	390,000	364,997
Alphabet, Inc.:
0.45%, 8/15/2025	210,000	193,171
0.80%, 8/15/2027 (b)	394,000	342,276
1.10%, 8/15/2030 (b)	591,000	484,833
1.90%, 8/15/2040	350,000	250,169
2.05%, 8/15/2050 (b)	850,000	571,259
2.25%, 8/15/2060 (b)	155,000	100,956
3.38%, 2/25/2024	421,000	423,252
Amazon.com, Inc.:
0.45%, 5/12/2024 (b)	710,000	675,870
0.80%, 6/3/2025	355,000	330,402
1.00%, 5/12/2026	600,000	545,790
1.20%, 6/3/2027	194,000	172,763
1.50%, 6/3/2030 (b)	261,000	217,170
1.65%, 5/12/2028 (b)	420,000	372,725
2.10%, 5/12/2031	885,000	758,002
2.50%, 6/3/2050	483,000	342,003
2.70%, 6/3/2060	875,000	592,051
2.80%, 8/22/2024	836,000	828,593
2.88%, 5/12/2041	843,000	675,976
3.00%, 4/13/2025	750,000	745,132
3.10%, 5/12/2051	499,000	393,601
3.15%, 8/22/2027	856,000	833,821
3.25%, 5/12/2061	400,000	304,988
3.30%, 4/13/2027	1,000,000	981,480
3.60%, 4/13/2032 (b)	1,133,000	1,091,963
3.80%, 12/5/2024	436,000	440,883
3.88%, 8/22/2037	762,000	720,021
3.95%, 4/13/2052	500,000	460,500
4.05%, 8/22/2047	721,000	676,118
4.10%, 4/13/2062	548,000	495,869
4.80%, 12/5/2034	491,000	514,966
Security Description	Principal Amount	Value
4.95%, 12/5/2044	$ 432,000	$ 454,602
Baidu, Inc.:
1.63%, 2/23/2027	200,000	176,996
2.38%, 8/23/2031 (b)	250,000	208,467
3.08%, 4/7/2025 (b)	222,000	215,697
3.43%, 4/7/2030	150,000	137,592
3.63%, 7/6/2027	200,000	192,756
3.88%, 9/29/2023	330,000	331,089
4.13%, 6/30/2025 (b)	322,000	321,501
4.38%, 5/14/2024 (b)	170,000	171,251
4.38%, 3/29/2028 (b)	350,000	345,331
4.88%, 11/14/2028	80,000	80,959
Booking Holdings, Inc.:
3.55%, 3/15/2028	241,000	232,117
3.60%, 6/1/2026	287,000	282,615
4.63%, 4/13/2030	190,000	189,098
eBay, Inc.:
1.40%, 5/10/2026 (b)	102,000	91,793
1.90%, 3/11/2025	376,000	353,647
2.60%, 5/10/2031 (b)	510,000	423,657
2.70%, 3/11/2030	235,000	200,565
3.60%, 6/5/2027	422,000	405,728
4.00%, 7/15/2042	328,000	278,980
Expedia Group, Inc.:
2.95%, 3/15/2031	388,000	309,286
3.25%, 2/15/2030	408,000	338,832
3.80%, 2/15/2028	248,000	226,196
4.63%, 8/1/2027	115,000	110,505
5.00%, 2/15/2026	210,000	210,187
JD.com, Inc.:
3.38%, 1/14/2030 (b)	365,000	333,679
4.13%, 1/14/2050 (b)	200,000	155,070
TD Ameritrade Holding Corp. 3.30%, 4/1/2027	5,000	4,787
Tencent Music Entertainment Group:
1.38%, 9/3/2025 (b)	225,000	204,781
2.00%, 9/3/2030	305,000	238,879
VeriSign, Inc.:
4.75%, 7/15/2027	221,000	216,341
5.25%, 4/1/2025	178,000	178,974
Weibo Corp.:
3.38%, 7/8/2030	185,000	152,272
3.50%, 7/5/2024	655,000	637,656
		28,032,515
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp.:
2.15%, 7/15/2026	417,000	350,518
3.25%, 7/15/2025	197,000	182,215
3.88%, 1/15/2026	347,000	320,080
4.20%, 6/10/2024	488,000	478,757
Bain Capital Specialty Finance, Inc. 2.95%, 3/10/2026	135,000	120,654

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	$ 245,000	$ 221,149
Blackstone Private Credit Fund:
1.75%, 9/15/2024 (e)	245,000	226,133
2.63%, 12/15/2026 (e)	312,000	260,217
3.25%, 3/15/2027 (e)	200,000	169,754
4.00%, 1/15/2029 (e)	470,000	385,038
4.70%, 3/24/2025 (b) (e)	300,000	289,023
Blackstone Secured Lending Fund:
2.13%, 2/15/2027	280,000	234,150
2.75%, 9/16/2026	200,000	174,950
3.63%, 1/15/2026	100,000	91,623
3.65%, 7/14/2023	247,000	245,308
FS KKR Capital Corp.:
1.65%, 10/12/2024	160,000	142,944
3.25%, 7/15/2027 (b)	300,000	255,228
3.40%, 1/15/2026	246,000	218,568
4.13%, 2/1/2025	280,000	265,670
Goldman Sachs BDC, Inc. 2.88%, 1/15/2026 (b)	209,000	188,616
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	240,000	195,290
2.50%, 8/24/2026	130,000	108,900
3.38%, 4/15/2024 (b)	325,000	313,654
Main Street Capital Corp. 3.00%, 7/14/2026	135,000	118,066
Morgan Stanley Direct Lending Fund 4.50%, 2/11/2027 (b) (e)	150,000	136,119
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	175,000	151,310
Owl Rock Capital Corp.:
2.63%, 1/15/2027	230,000	191,346
3.40%, 7/15/2026	212,000	186,412
3.75%, 7/22/2025	180,000	166,736
4.00%, 3/30/2025	150,000	141,432
4.25%, 1/15/2026	228,000	209,933
Owl Rock Capital Corp. III 3.13%, 4/13/2027 (e)	200,000	171,446
OWL Rock Core Income Corp. 3.13%, 9/23/2026 (e)	100,000	86,259
Owl Rock Technology Finance Corp. 2.50%, 1/15/2027	250,000	212,582
Sixth Street Specialty Lending, Inc.:
2.50%, 8/1/2026 (b)	85,000	74,149
3.88%, 11/1/2024	135,000	130,094
		7,414,323
IRON/STEEL — 0.1%
ArcelorMittal SA:
4.25%, 7/16/2029 (b)	135,000	128,026
Security Description	Principal Amount	Value
4.55%, 3/11/2026	$ 405,000	$ 399,225
Nucor Corp.:
2.00%, 6/1/2025 (b)	280,000	263,508
2.70%, 6/1/2030	80,000	69,338
2.98%, 12/15/2055	477,000	322,552
3.13%, 4/1/2032	75,000	65,377
3.85%, 4/1/2052	110,000	89,712
3.95%, 5/1/2028	345,000	334,515
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	205,000	186,431
Steel Dynamics, Inc.:
1.65%, 10/15/2027	25,000	21,442
2.40%, 6/15/2025	85,000	80,492
2.80%, 12/15/2024	397,000	384,955
3.25%, 1/15/2031	160,000	139,137
3.25%, 10/15/2050	84,000	58,124
3.45%, 4/15/2030	309,000	275,195
Vale Overseas, Ltd.:
3.75%, 7/8/2030	669,000	585,295
6.88%, 11/21/2036	494,000	529,464
		3,932,788
LEISURE TIME — 0.0% (a)
Brunswick Corp. 2.40%, 8/18/2031	281,000	208,103
Harley-Davidson, Inc. 4.63%, 7/28/2045 (b)	266,000	204,347
		412,450
LODGING — 0.0% (a)
Choice Hotels International, Inc.:
3.70%, 12/1/2029	175,000	154,688
3.70%, 1/15/2031	120,000	105,356
Hyatt Hotels Corp.:
4.38%, 9/15/2028	281,000	265,222
4.85%, 3/15/2026	40,000	39,855
Marriott International, Inc.:
3.60%, 4/15/2024	403,000	399,180
Series FF, 4.63%, 6/15/2030	470,000	448,267
Series HH, 2.85%, 4/15/2031	134,000	111,160
Series II, 2.75%, 10/15/2033	400,000	314,788
Series R, 3.13%, 6/15/2026	164,000	156,007
Series X, 4.00%, 4/15/2028	265,000	251,951
Series Z, 4.15%, 12/1/2023	170,000	170,649
		2,417,123

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
0.65%, 7/7/2023 (b)	$ 318,000	$ 310,059
0.90%, 3/2/2026	200,000	181,772
Series MTN, 0.45%, 9/14/2023 (b)	355,000	344,542
Series MTN, 0.45%, 5/17/2024	180,000	171,047
Series MTN, 0.60%, 9/13/2024	200,000	188,234
Series MTN, 0.80%, 11/13/2025 (b)	550,000	499,867
Series MTN, 1.10%, 9/14/2027	475,000	417,188
Series MTN, 1.15%, 9/14/2026	200,000	180,236
Series MTN, 1.45%, 5/15/2025 (b)	245,000	231,248
Series MTN, 2.85%, 5/17/2024	230,000	227,960
Series MTN, 3.30%, 6/9/2024	122,000	121,916
Caterpillar, Inc.:
1.90%, 3/12/2031 (b)	100,000	85,361
2.60%, 9/19/2029 (b)	135,000	123,345
2.60%, 4/9/2030 (b)	474,000	430,098
3.25%, 9/19/2049	443,000	364,141
3.40%, 5/15/2024 (b)	405,000	406,349
3.80%, 8/15/2042 (b)	344,000	313,883
4.75%, 5/15/2064	184,000	186,569
Oshkosh Corp. 4.60%, 5/15/2028	210,000	207,014
		4,990,829
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
1.88%, 1/15/2026	455,000	412,908
1.95%, 7/2/2023	80,000	78,186
Deere & Co.:
2.75%, 4/15/2025	244,000	238,793
3.90%, 6/9/2042 (b)	218,000	204,395
Dover Corp.:
2.95%, 11/4/2029	162,000	147,284
3.15%, 11/15/2025	280,000	275,097
Flowserve Corp.:
2.80%, 1/15/2032	240,000	186,482
3.50%, 10/1/2030	170,000	143,932
IDEX Corp.:
2.63%, 6/15/2031	125,000	103,503
3.00%, 5/1/2030	125,000	108,726
John Deere Capital Corp.:
1.05%, 6/17/2026	215,000	194,650
1.45%, 1/15/2031 (b)	145,000	117,946
2.13%, 3/7/2025	60,000	57,955
2.35%, 3/8/2027	125,000	117,301
Security Description	Principal Amount	Value
3.65%, 10/12/2023	$ 300,000	$ 302,199
Series MTN, 0.40%, 10/10/2023	160,000	154,840
Series MTN, 0.45%, 1/17/2024	410,000	393,297
Series MTN, 0.63%, 9/10/2024	455,000	429,738
Series MTN, 0.70%, 7/5/2023	366,000	357,315
Series MTN, 0.70%, 1/15/2026 (b)	217,000	196,127
Series MTN, 0.90%, 1/10/2024	145,000	140,234
Series MTN, 1.25%, 1/10/2025	138,000	131,002
Series MTN, 1.30%, 10/13/2026	450,000	407,632
Series MTN, 1.50%, 3/6/2028	381,000	335,817
Series MTN, 1.70%, 1/11/2027	250,000	228,328
Series MTN, 1.75%, 3/9/2027	325,000	296,657
Series MTN, 2.05%, 1/9/2025	205,000	198,514
Series MTN, 2.25%, 9/14/2026	200,000	188,120
Series MTN, 2.60%, 3/7/2024	127,000	125,649
Series MTN, 2.65%, 6/24/2024 (b)	350,000	346,223
Series MTN, 2.65%, 6/10/2026	275,000	264,457
Series MTN, 2.80%, 9/8/2027	104,000	99,206
Series MTN, 2.80%, 7/18/2029	360,000	331,416
Series MTN, 3.45%, 1/10/2024	105,000	105,278
Otis Worldwide Corp.:
2.06%, 4/5/2025	751,000	711,107
3.11%, 2/15/2040	495,000	383,818
Rockwell Automation, Inc.:
0.35%, 8/15/2023	105,000	101,857
2.80%, 8/15/2061	245,000	160,495
2.88%, 3/1/2025	400,000	391,696
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	325,000	310,342
4.95%, 9/15/2028	446,000	428,909
Xylem, Inc.:
2.25%, 1/30/2031 (b)	166,000	138,215
3.25%, 11/1/2026	180,000	173,727
		10,219,373

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
MEDIA — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	$ 185,000	$ 152,248
2.80%, 4/1/2031	485,000	388,601
3.50%, 3/1/2042	220,000	153,160
3.70%, 4/1/2051	429,000	291,454
3.75%, 2/15/2028	159,000	146,385
3.85%, 4/1/2061	230,000	151,115
3.90%, 6/1/2052	530,000	369,977
3.95%, 6/30/2062	450,000	299,934
4.20%, 3/15/2028	214,000	200,032
4.40%, 4/1/2033	390,000	349,381
4.40%, 12/1/2061	450,000	325,400
4.80%, 3/1/2050	360,000	285,214
4.91%, 7/23/2025	1,114,000	1,116,863
5.05%, 3/30/2029	306,000	295,088
5.13%, 7/1/2049	848,000	707,766
5.38%, 4/1/2038	428,000	381,280
5.75%, 4/1/2048	449,000	403,763
6.38%, 10/23/2035	830,000	837,711
6.48%, 10/23/2045	887,000	863,645
6.83%, 10/23/2055	865,000	875,025
Class USD, 4.50%, 2/1/2024	936,000	941,784
Comcast Corp.:
1.95%, 1/15/2031	598,000	497,381
2.35%, 1/15/2027	545,000	508,376
2.65%, 2/1/2030	334,000	298,282
2.80%, 1/15/2051	344,000	243,150
2.89%, 11/1/2051	1,337,000	956,142
2.94%, 11/1/2056	1,616,000	1,121,423
2.99%, 11/1/2063	618,000	422,199
3.15%, 3/1/2026 (b)	500,000	487,475
3.15%, 2/15/2028	554,000	528,073
3.20%, 7/15/2036	468,000	396,990
3.25%, 11/1/2039	503,000	413,471
3.30%, 2/1/2027 (b)	436,000	424,006
3.30%, 4/1/2027	182,000	176,238
3.38%, 2/15/2025	408,000	405,054
3.38%, 8/15/2025	572,000	565,245
3.40%, 7/15/2046	213,000	169,857
3.45%, 2/1/2050	420,000	334,480
3.55%, 5/1/2028	11,000	10,669
3.70%, 4/15/2024	836,000	838,491
3.75%, 4/1/2040	375,000	328,897
3.95%, 10/15/2025	546,000	548,779
3.97%, 11/1/2047	475,000	410,794
4.00%, 8/15/2047	270,000	234,290
4.00%, 3/1/2048	713,000	621,743
4.00%, 11/1/2049	568,000	496,091
4.05%, 11/1/2052	472,000	413,614
4.15%, 10/15/2028	1,215,000	1,211,926
Security Description	Principal Amount	Value
4.25%, 10/15/2030	$ 412,000	$ 406,047
4.25%, 1/15/2033	394,000	387,117
4.40%, 8/15/2035	423,000	410,331
4.65%, 7/15/2042	273,000	264,037
4.70%, 10/15/2048	210,000	203,654
4.75%, 3/1/2044	169,000	163,022
4.95%, 10/15/2058 (b)	330,000	328,980
5.65%, 6/15/2035	558,000	607,796
6.50%, 11/15/2035	236,000	275,405
7.05%, 3/15/2033	200,000	240,260
Discovery Communications LLC:
3.63%, 5/15/2030	448,000	398,375
4.00%, 9/15/2055	635,000	443,560
4.13%, 5/15/2029	158,000	145,142
4.65%, 5/15/2050	534,000	419,825
4.90%, 3/11/2026	193,000	193,322
5.20%, 9/20/2047	431,000	369,445
5.30%, 5/15/2049	140,000	120,652
FactSet Research Systems, Inc.:
2.90%, 3/1/2027	170,000	159,280
3.45%, 3/1/2032	165,000	144,500
Fox Corp.:
3.05%, 4/7/2025	265,000	256,870
4.03%, 1/25/2024	460,000	459,991
4.71%, 1/25/2029 (b)	427,000	419,276
5.48%, 1/25/2039	638,000	619,594
5.58%, 1/25/2049	148,000	144,233
FOX Corp. 3.50%, 4/8/2030	100,000	90,757
Grupo Televisa SAB:
5.00%, 5/13/2045 (b)	540,000	502,016
6.13%, 1/31/2046	200,000	220,520
6.63%, 3/18/2025	368,000	387,607
6.63%, 1/15/2040	445,000	480,284
NBCUniversal Media LLC 4.45%, 1/15/2043	485,000	450,206
Paramount Global:
3.70%, 6/1/2028	243,000	226,476
4.00%, 1/15/2026	291,000	284,412
4.20%, 6/1/2029	419,000	394,480
4.20%, 5/19/2032	359,000	318,200
4.38%, 3/15/2043	551,000	426,794
4.60%, 1/15/2045	261,000	205,216
4.75%, 5/15/2025 (b)	250,000	252,603
4.85%, 7/1/2042	180,000	149,801
4.90%, 8/15/2044	415,000	336,279
4.95%, 5/19/2050 (b)	241,000	202,394
5.25%, 4/1/2044	365,000	312,367
7.88%, 7/30/2030	228,000	260,841
TCI Communications, Inc. 7.88%, 2/15/2026	195,000	218,897
Thomson Reuters Corp.:
4.30%, 11/23/2023 (b)	100,000	100,778
5.85%, 4/15/2040	415,000	435,086

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Time Warner Cable LLC:
4.50%, 9/15/2042	$ 507,000	$ 397,564
5.50%, 9/1/2041	543,500	478,117
5.88%, 11/15/2040	655,000	600,799
6.55%, 5/1/2037	345,000	345,452
6.75%, 6/15/2039	480,000	480,662
7.30%, 7/1/2038	335,000	350,986
TWDC Enterprises 18 Corp.:
4.38%, 8/16/2041	295,000	276,164
Series GMTN, 3.15%, 9/17/2025	434,000	427,086
Series GMTN, 4.13%, 6/1/2044 (b)	458,000	415,392
Series MTN, 1.85%, 7/30/2026	219,000	202,334
Series MTN, 2.95%, 6/15/2027	187,000	178,836
Series MTN, 3.70%, 12/1/2042	200,000	170,302
Walt Disney Co.:
1.75%, 8/30/2024	456,000	439,324
1.75%, 1/13/2026	517,000	481,937
2.00%, 9/1/2029	716,000	614,929
2.20%, 1/13/2028 (b)	296,000	268,280
2.65%, 1/13/2031	1,130,000	994,773
2.75%, 9/1/2049	225,000	161,114
3.38%, 11/15/2026	348,000	340,027
3.50%, 5/13/2040	525,000	448,313
3.60%, 1/13/2051	306,000	255,482
3.70%, 9/15/2024	324,000	324,483
3.70%, 10/15/2025 (b)	125,000	124,880
3.80%, 3/22/2030 (b)	570,000	550,466
3.80%, 5/13/2060	276,000	230,637
4.70%, 3/23/2050 (b)	204,000	201,958
4.75%, 11/15/2046	235,000	230,126
5.40%, 10/1/2043	300,000	316,407
6.15%, 3/1/2037	190,000	214,879
6.20%, 12/15/2034	250,000	284,925
6.40%, 12/15/2035 (b)	414,000	481,350
6.55%, 3/15/2033 (b)	205,000	236,941
6.65%, 11/15/2037	219,000	260,919
		48,221,534
METAL FABRICATE & HARDWARE — 0.0% (a)
Crane Holdings Co. 4.20%, 3/15/2048	265,000	215,267
Precision Castparts Corp. 4.38%, 6/15/2045	180,000	171,772
Timken Co. 3.88%, 9/1/2024	95,000	94,037
Valmont Industries, Inc. 5.25%, 10/1/2054	171,000	164,297
		645,373
Security Description	Principal Amount	Value
MINING — 0.1%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	$ 300,000	$ 254,976
3.75%, 10/1/2030 (b)	225,000	186,775
Barrick Gold Corp. 5.25%, 4/1/2042	204,000	201,018
Barrick North America Finance LLC:
5.70%, 5/30/2041	221,000	228,715
5.75%, 5/1/2043	350,000	364,934
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	388,000	411,645
BHP Billiton Finance USA, Ltd. 5.00%, 9/30/2043	930,000	956,961
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	193,000	179,127
4.25%, 3/1/2030	265,000	243,005
4.63%, 8/1/2030	310,000	287,478
5.00%, 9/1/2027 (b)	150,000	148,845
5.25%, 9/1/2029	200,000	191,036
5.45%, 3/15/2043	431,000	398,744
Kinross Gold Corp. 5.95%, 3/15/2024	143,000	146,378
Newmont Corp.:
2.25%, 10/1/2030	565,000	469,939
2.60%, 7/15/2032	100,000	82,507
4.88%, 3/15/2042	217,000	207,823
5.45%, 6/9/2044	115,000	115,707
6.25%, 10/1/2039	201,000	220,817
5.88%, 4/1/2035	215,000	226,739
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	265,000	244,301
Rio Tinto Finance USA, Ltd.:
2.75%, 11/2/2051 (b)	650,000	470,587
7.13%, 7/15/2028	191,000	219,745
Southern Copper Corp.:
5.25%, 11/8/2042	625,000	607,744
6.75%, 4/16/2040 (b)	180,000	202,820
7.50%, 7/27/2035 (b)	530,000	627,191
Teck Resources, Ltd.:
5.40%, 2/1/2043	94,000	87,955
6.00%, 8/15/2040	123,000	122,556
6.13%, 10/1/2035	212,000	224,979
6.25%, 7/15/2041	468,000	481,965
		8,813,012
MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
2.00%, 2/14/2025	142,000	136,735
2.88%, 10/15/2027 (b)	364,000	349,629
3.05%, 4/15/2030	637,000	591,047
3.25%, 8/26/2049 (b)	214,000	170,626

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series MTN, 3.00%, 8/7/2025	$ 303,000	$ 298,110
Series MTN, 3.13%, 9/19/2046	265,000	208,306
Series MTN, 3.25%, 2/14/2024	254,000	254,124
Series MTN, 3.38%, 3/1/2029 (b)	538,000	517,050
Series MTN, 3.63%, 9/14/2028	200,000	196,662
Series MTN, 3.63%, 10/15/2047	270,000	230,666
Carlisle Cos., Inc.:
2.75%, 3/1/2030	180,000	151,202
3.75%, 12/1/2027 (b)	320,000	304,214
Eaton Corp.:
3.10%, 9/15/2027	268,000	255,961
3.92%, 9/15/2047	50,000	42,545
4.00%, 11/2/2032	207,000	200,993
4.15%, 11/2/2042	242,000	217,214
GE Capital Funding LLC 4.55%, 5/15/2032	295,000	284,389
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	1,817,000	1,700,585
General Electric Co.:
Series A, 6.75%, 3/15/2032	792,000	885,987
Series GMTN, 6.88%, 1/10/2039	237,000	268,412
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	531,000	507,763
3.50%, 3/1/2024	200,000	200,632
3.90%, 9/1/2042	149,000	131,741
4.88%, 9/15/2041	150,000	153,072
Parker-Hannifin Corp.:
2.70%, 6/14/2024	200,000	195,484
3.25%, 3/1/2027 (b)	190,000	181,332
3.25%, 6/14/2029	139,000	127,111
Series MTN, 4.20%, 11/21/2034	445,000	414,522
Series MTN, 6.25%, 5/15/2038	430,000	470,347
Pentair Finance Sarl 4.50%, 7/1/2029	175,000	167,036
Textron, Inc.:
2.45%, 3/15/2031	240,000	197,206
3.65%, 3/15/2027	335,000	323,798
3.90%, 9/17/2029	556,000	522,851
Trane Technologies Global Holding Co., Ltd.:
3.75%, 8/21/2028	133,000	125,673
4.30%, 2/21/2048	120,000	104,944
5.75%, 6/15/2043	465,000	477,992
Security Description	Principal Amount	Value
Trane Technologies Luxembourg Finance SA 3.55%, 11/1/2024	$ 217,000	$ 214,060
		11,780,021
MULTI-NATIONAL — 0.0% (a)
Corp. Andina de Fomento 2.25%, 2/8/2027	200,000	186,068
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	766,000	645,324
4.13%, 5/1/2025	161,000	156,608
4.25%, 4/1/2028	100,000	90,600
		892,532
OIL & GAS — 0.9%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	323,000	265,419
2.72%, 1/12/2032	600,000	516,912
2.77%, 11/10/2050	220,000	153,025
2.94%, 6/4/2051	443,000	316,563
3.00%, 2/24/2050	472,000	343,451
3.00%, 3/17/2052	250,000	180,565
3.02%, 1/16/2027	219,000	208,970
3.06%, 6/17/2041	100,000	77,885
3.12%, 5/4/2026	206,000	199,336
3.38%, 2/8/2061 (b)	510,000	377,864
3.41%, 2/11/2026	853,000	837,211
3.59%, 4/14/2027	101,000	98,455
3.63%, 4/6/2030	250,000	236,675
3.79%, 2/6/2024	197,000	197,922
3.80%, 9/21/2025 (b)	24,000	24,070
4.23%, 11/6/2028	576,000	572,302
BP Capital Markets PLC 3.28%, 9/19/2027	924,000	885,183
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025	267,000	250,104
2.95%, 7/15/2030 (b)	276,000	242,298
3.80%, 4/15/2024	300,000	297,990
3.85%, 6/1/2027 (b)	311,000	298,687
6.25%, 3/15/2038	190,000	201,202
6.45%, 6/30/2033	111,000	120,079
6.50%, 2/15/2037	255,000	272,552
6.75%, 2/1/2039	320,000	353,162
7.20%, 1/15/2032	140,000	158,836
Series GMTN, 4.95%, 6/1/2047	150,000	142,701
Cenovus Energy, Inc.:
2.65%, 1/15/2032 (b)	290,000	240,190
3.75%, 2/15/2052	145,000	110,287
4.40%, 4/15/2029	444,000	427,887
5.38%, 7/15/2025	175,000	180,297
5.40%, 6/15/2047	260,000	250,549

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
6.75%, 11/15/2039 (b)	$ 520,000	$ 553,670
Chevron Corp.:
1.55%, 5/11/2025	1,053,000	998,423
2.00%, 5/11/2027	176,000	162,228
2.24%, 5/11/2030	983,000	864,863
2.90%, 3/3/2024	295,000	293,953
3.08%, 5/11/2050 (b)	130,000	103,553
3.33%, 11/17/2025 (b)	150,000	149,298
Chevron USA, Inc.:
0.43%, 8/11/2023 (b)	275,000	267,322
0.69%, 8/12/2025	165,000	151,826
1.02%, 8/12/2027	414,000	361,410
2.34%, 8/12/2050 (b)	171,000	118,349
3.25%, 10/15/2029	293,000	277,456
CNOOC Finance 2013, Ltd.:
2.88%, 9/30/2029 (b)	240,000	222,718
3.30%, 9/30/2049	200,000	146,672
4.25%, 5/9/2043 (b)	285,000	251,145
CNOOC Finance 2015 Australia Pty, Ltd. 4.20%, 5/5/2045	150,000	130,506
CNOOC Finance 2015 USA LLC 4.38%, 5/2/2028	200,000	204,020
CNOOC Nexen Finance 2014 ULC:
4.25%, 4/30/2024 (b)	536,000	543,520
4.88%, 4/30/2044	305,000	288,817
ConocoPhillips:
5.90%, 10/15/2032	227,000	249,546
6.50%, 2/1/2039 (b)	587,000	689,384
ConocoPhillips Co.:
2.13%, 3/8/2024	600,000	588,186
2.40%, 3/7/2025	200,000	192,956
3.80%, 3/15/2052	210,000	180,144
4.03%, 3/15/2062 (b) (e)	729,000	622,843
4.30%, 11/15/2044	167,000	153,481
6.95%, 4/15/2029	521,000	596,014
Continental Resources, Inc. 4.90%, 6/1/2044	645,000	507,396
Coterra Energy, Inc.:
3.90%, 5/15/2027 (e)	199,000	191,360
4.38%, 3/15/2029 (e)	418,000	409,820
Devon Energy Corp.:
4.75%, 5/15/2042	642,000	580,368
5.00%, 6/15/2045	265,000	246,103
5.25%, 10/15/2027	350,000	352,037
5.60%, 7/15/2041	358,000	355,233
7.95%, 4/15/2032	100,000	117,915
Diamondback Energy, Inc.:
3.25%, 12/1/2026	994,000	970,164
3.50%, 12/1/2029	297,000	272,120
4.40%, 3/24/2051 (b)	107,000	91,471
Eni USA, Inc. 7.30%, 11/15/2027	316,000	353,364
Security Description	Principal Amount	Value
EOG Resources, Inc.:
3.90%, 4/1/2035	$ 430,000	$ 399,668
4.15%, 1/15/2026	100,000	100,871
4.38%, 4/15/2030	480,000	482,309
EQT Corp.:
3.90%, 10/1/2027	317,000	296,240
6.63%, 2/1/2025	400,000	412,356
Equinor ASA:
1.75%, 1/22/2026 (b)	185,000	172,557
2.38%, 5/22/2030	300,000	263,184
2.65%, 1/15/2024	275,000	272,385
3.25%, 11/10/2024	180,000	179,073
3.25%, 11/18/2049	411,000	326,359
3.63%, 9/10/2028 (b)	800,000	782,192
3.70%, 3/1/2024	476,000	478,199
3.70%, 4/6/2050	200,000	172,468
4.80%, 11/8/2043	193,000	193,307
Exxon Mobil Corp.:
2.02%, 8/16/2024	440,000	429,361
2.28%, 8/16/2026	184,000	174,675
2.44%, 8/16/2029 (b)	220,000	197,780
2.61%, 10/15/2030	1,345,000	1,208,805
2.71%, 3/6/2025	932,000	913,183
2.99%, 3/19/2025	355,000	349,817
3.00%, 8/16/2039	233,000	190,380
3.04%, 3/1/2026	280,000	274,859
3.45%, 4/15/2051	390,000	320,229
3.48%, 3/19/2030	654,000	626,780
3.57%, 3/6/2045	149,000	126,197
4.11%, 3/1/2046	336,000	307,077
4.23%, 3/19/2040	632,000	596,804
4.33%, 3/19/2050	1,131,000	1,067,890
Helmerich & Payne, Inc. 2.90%, 9/29/2031	205,000	175,541
Hess Corp.:
3.50%, 7/15/2024	91,000	89,560
5.60%, 2/15/2041	381,000	371,273
5.80%, 4/1/2047	127,000	127,131
6.00%, 1/15/2040	138,000	141,464
7.30%, 8/15/2031	287,000	321,179
7.88%, 10/1/2029	120,000	138,083
HF Sinclair Corp.:
4.50%, 10/1/2030 (e)	351,000	319,203
5.88%, 4/1/2026 (e)	350,000	353,468
Marathon Oil Corp. 6.80%, 3/15/2032	430,000	466,602
Marathon Petroleum Corp.:
3.63%, 9/15/2024	138,000	136,672
3.80%, 4/1/2028	300,000	283,875
4.50%, 4/1/2048	200,000	168,668
4.70%, 5/1/2025	324,000	328,222
4.75%, 9/15/2044	100,000	88,248
5.00%, 9/15/2054	109,000	96,808
5.13%, 12/15/2026	228,000	233,857
6.50%, 3/1/2041	418,000	454,755

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Nexen, Inc.:
6.40%, 5/15/2037	$ 321,000	$ 357,096
7.50%, 7/30/2039 (b)	250,000	304,890
7.88%, 3/15/2032	327,000	403,750
Ovintiv, Inc.:
6.50%, 2/1/2038	136,000	141,123
6.63%, 8/15/2037	600,000	627,288
7.20%, 11/1/2031	400,000	433,208
Phillips 66:
0.90%, 2/15/2024	208,000	198,384
1.30%, 2/15/2026	40,000	36,032
2.15%, 12/15/2030 (b)	370,000	302,072
3.85%, 4/9/2025	425,000	422,862
3.90%, 3/15/2028 (b)	532,000	516,865
4.88%, 11/15/2044	392,000	379,738
Phillips 66 Co.:
3.15%, 12/15/2029 (e)	306,000	274,145
3.55%, 10/1/2026 (e)	183,000	177,911
3.75%, 3/1/2028 (e)	296,000	281,345
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	508,000	414,807
2.15%, 1/15/2031	295,000	243,098
Shell International Finance B.V.:
0.38%, 9/15/2023 (b)	550,000	532,730
2.00%, 11/7/2024	411,000	399,274
2.38%, 11/7/2029	369,000	325,912
2.50%, 9/12/2026	481,000	457,109
2.75%, 4/6/2030	205,000	185,107
2.88%, 5/10/2026	788,000	762,540
3.00%, 11/26/2051	100,000	74,600
3.13%, 11/7/2049	200,000	154,068
3.25%, 5/11/2025	721,000	713,970
3.25%, 4/6/2050	420,000	331,636
3.50%, 11/13/2023	265,000	266,717
3.63%, 8/21/2042	285,000	241,956
3.88%, 11/13/2028	227,000	223,976
4.00%, 5/10/2046	780,000	690,635
4.13%, 5/11/2035	381,000	363,371
4.38%, 5/11/2045	881,000	820,061
4.55%, 8/12/2043	352,000	334,330
6.38%, 12/15/2038	350,000	407,568
Suncor Energy, Inc.:
4.00%, 11/15/2047	308,000	262,718
5.95%, 12/1/2034	400,000	419,280
6.80%, 5/15/2038	265,000	297,338
7.15%, 2/1/2032	205,000	231,992
TotalEnergies Capital International SA:
2.43%, 1/10/2025	334,000	324,568
2.83%, 1/10/2030	419,000	379,782
2.99%, 6/29/2041	190,000	150,151
3.13%, 5/29/2050	617,000	472,338
3.39%, 6/29/2060	157,000	120,364
Security Description	Principal Amount	Value
3.46%, 2/19/2029 (b)	$ 410,000	$ 390,730
3.70%, 1/15/2024	375,000	376,099
3.75%, 4/10/2024	561,000	562,644
TotalEnergies Capital SA 3.88%, 10/11/2028	302,000	297,669
Valero Energy Corp.:
2.15%, 9/15/2027	265,000	236,224
2.85%, 4/15/2025	137,000	132,447
4.00%, 4/1/2029	285,000	268,997
4.00%, 6/1/2052	435,000	346,190
6.63%, 6/15/2037	317,000	344,367
7.50%, 4/15/2032	416,000	479,436
		57,351,405
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
2.06%, 12/15/2026	320,000	294,067
3.14%, 11/7/2029 (b)	290,000	262,218
3.34%, 12/15/2027	171,000	161,699
4.08%, 12/15/2047 (b)	373,500	315,679
4.49%, 5/1/2030 (b)	645,000	637,331
Halliburton Co.:
2.92%, 3/1/2030 (b)	254,000	224,978
3.50%, 8/1/2023	152,000	152,128
4.50%, 11/15/2041	195,000	170,381
4.85%, 11/15/2035	100,000	95,879
5.00%, 11/15/2045	544,000	499,060
6.70%, 9/15/2038	420,000	461,383
7.45%, 9/15/2039	320,000	375,831
NOV, Inc. 3.95%, 12/1/2042	235,000	172,248
Schlumberger Finance Canada, Ltd. 1.40%, 9/17/2025 (b)	240,000	223,226
Schlumberger Investment SA:
2.65%, 6/26/2030 (b)	103,000	90,571
3.65%, 12/1/2023	374,000	375,447
		4,512,126
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc. 4.50%, 5/15/2028	125,000	122,811
Amcor Flexibles North America, Inc.:
2.63%, 6/19/2030	509,000	417,691
2.69%, 5/25/2031 (b)	165,000	134,663
AptarGroup, Inc. 3.60%, 3/15/2032	165,000	146,495
Berry Global, Inc.:
0.95%, 2/15/2024	292,000	276,591
1.57%, 1/15/2026	535,000	477,653
Packaging Corp. of America:
3.00%, 12/15/2029	124,000	111,208
3.05%, 10/1/2051	110,000	77,831
3.40%, 12/15/2027 (b)	147,000	141,320

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.65%, 9/15/2024 (b)	$ 225,000	$ 223,110
Sonoco Products Co.:
1.80%, 2/1/2025	210,000	196,806
2.25%, 2/1/2027	315,000	283,588
WRKCo, Inc.:
3.00%, 6/15/2033 (b)	400,000	337,012
3.38%, 9/15/2027	70,000	66,364
3.90%, 6/1/2028	357,000	344,630
4.00%, 3/15/2028 (b)	196,000	192,288
4.20%, 6/1/2032	60,000	56,772
4.65%, 3/15/2026	216,000	217,233
4.90%, 3/15/2029	200,000	201,130
		4,025,196
PHARMACEUTICALS — 1.3%
AbbVie, Inc.:
2.60%, 11/21/2024	975,000	944,619
2.95%, 11/21/2026	881,000	835,047
3.20%, 11/21/2029	1,494,000	1,373,628
3.60%, 5/14/2025	711,000	701,793
3.75%, 11/14/2023	268,000	269,021
3.80%, 3/15/2025	851,000	845,154
3.85%, 6/15/2024	586,000	585,871
4.05%, 11/21/2039	967,000	861,810
4.25%, 11/14/2028	647,000	639,624
4.25%, 11/21/2049	1,788,000	1,584,830
4.30%, 5/14/2036	133,000	124,964
4.40%, 11/6/2042	601,000	546,387
4.50%, 5/14/2035	783,000	759,596
4.55%, 3/15/2035	1,091,000	1,062,798
4.63%, 10/1/2042	132,000	121,713
4.70%, 5/14/2045	446,000	420,070
4.75%, 3/15/2045	674,000	634,537
4.85%, 6/15/2044	219,000	209,986
4.88%, 11/14/2048	145,000	139,718
AmerisourceBergen Corp.:
2.70%, 3/15/2031	587,000	502,407
2.80%, 5/15/2030	188,000	164,045
3.45%, 12/15/2027 (b)	173,000	166,644
4.30%, 12/15/2047	330,500	298,465
Astrazeneca Finance LLC:
0.70%, 5/28/2024	300,000	284,586
1.20%, 5/28/2026	465,000	420,207
1.75%, 5/28/2028 (b)	430,000	379,337
2.25%, 5/28/2031 (b)	370,000	321,915
AstraZeneca PLC:
0.70%, 4/8/2026	250,000	222,805
1.38%, 8/6/2030	270,000	221,249
2.13%, 8/6/2050	115,000	76,858
3.00%, 5/28/2051	200,000	158,932
3.38%, 11/16/2025	756,000	748,637
3.50%, 8/17/2023	263,000	263,905
4.00%, 1/17/2029	100,000	99,645
4.00%, 9/18/2042	312,000	287,798
4.38%, 11/16/2045	225,000	218,308
4.38%, 8/17/2048	285,000	280,317
Security Description	Principal Amount	Value
6.45%, 9/15/2037	$ 587,000	$ 704,065
Becton Dickinson & Co.:
1.96%, 2/11/2031	254,000	205,445
3.36%, 6/6/2024	227,000	224,648
3.70%, 6/6/2027	838,000	811,159
3.73%, 12/15/2024	300,000	298,515
3.79%, 5/20/2050	120,000	99,149
Becton Dickinson and Co. 4.67%, 6/6/2047	384,000	358,641
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	684,000	661,305
0.75%, 11/13/2025 (b)	690,000	629,328
1.13%, 11/13/2027 (b)	239,000	210,074
1.45%, 11/13/2030 (b)	182,000	149,478
2.35%, 11/13/2040	160,000	118,662
2.55%, 11/13/2050	444,000	313,939
2.90%, 7/26/2024	514,000	509,467
2.95%, 3/15/2032 (b)	620,000	569,117
3.20%, 6/15/2026	608,000	600,066
3.25%, 8/1/2042	409,000	335,253
3.40%, 7/26/2029	329,000	317,814
3.70%, 3/15/2052	817,000	705,684
3.90%, 2/20/2028	451,000	451,767
3.90%, 3/15/2062	160,000	137,642
4.13%, 6/15/2039	642,000	614,118
4.25%, 10/26/2049	543,000	510,208
4.35%, 11/15/2047	533,000	507,928
4.55%, 2/20/2048	316,000	310,028
Cardinal Health, Inc.:
3.08%, 6/15/2024	416,000	409,173
4.37%, 6/15/2047	489,000	414,921
4.50%, 11/15/2044	300,000	256,212
4.90%, 9/15/2045	164,000	149,086
Cigna Corp.:
0.61%, 3/15/2024	132,000	125,705
1.25%, 3/15/2026 (b)	335,000	302,304
2.38%, 3/15/2031	555,000	468,709
2.40%, 3/15/2030 (b)	679,000	583,010
3.00%, 7/15/2023	215,000	213,542
3.05%, 10/15/2027	397,000	373,664
3.40%, 3/1/2027	272,000	261,547
3.40%, 3/15/2051	210,000	161,500
3.75%, 7/15/2023	356,000	356,413
4.13%, 11/15/2025	552,000	553,479
4.38%, 10/15/2028	741,000	734,227
4.50%, 2/25/2026	285,000	288,753
4.80%, 8/15/2038	848,000	825,689
4.90%, 12/15/2048	795,000	763,256
3.88%, 10/15/2047	190,000	156,435
4.80%, 7/15/2046	290,000	276,234
CVS Health Corp.:
1.30%, 8/21/2027	397,000	342,154
1.75%, 8/21/2030	200,000	160,514
1.88%, 2/28/2031	412,000	330,337
2.13%, 9/15/2031	377,000	305,347

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
2.63%, 8/15/2024	$ 644,000	$ 630,141
2.70%, 8/21/2040	110,000	79,200
2.88%, 6/1/2026	764,000	728,336
3.00%, 8/15/2026	460,000	440,763
3.25%, 8/15/2029	528,000	482,222
3.38%, 8/12/2024	376,000	374,282
3.75%, 4/1/2030	1,410,000	1,318,999
3.88%, 7/20/2025	751,000	748,026
4.10%, 3/25/2025	393,000	395,892
4.30%, 3/25/2028	569,000	563,361
4.78%, 3/25/2038	1,402,000	1,327,035
5.05%, 3/25/2048	1,726,000	1,651,350
5.13%, 7/20/2045	820,000	791,612
6.25%, 6/1/2027	150,000	160,776
Eli Lilly & Co.:
2.25%, 5/15/2050 (b)	515,000	363,755
2.50%, 9/15/2060	233,000	159,954
2.75%, 6/1/2025 (b)	321,000	315,848
3.10%, 5/15/2027	385,000	374,659
3.38%, 3/15/2029	322,000	313,805
3.95%, 3/15/2049	170,000	164,074
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	370,000	357,583
3.00%, 6/1/2024 (b)	548,000	543,671
3.38%, 6/1/2029 (b)	345,000	332,687
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	379,000	380,042
4.20%, 3/18/2043 (b)	151,000	142,280
6.38%, 5/15/2038	648,000	774,412
Johnson & Johnson:
0.55%, 9/1/2025	490,000	452,309
0.95%, 9/1/2027 (b)	465,000	410,042
1.30%, 9/1/2030	261,000	220,099
2.10%, 9/1/2040	265,000	193,969
2.25%, 9/1/2050 (b)	220,000	153,998
2.45%, 3/1/2026	455,000	442,192
2.45%, 9/1/2060	235,000	159,476
2.63%, 1/15/2025	367,000	362,640
2.90%, 1/15/2028	952,000	920,108
2.95%, 3/3/2027 (b)	365,000	356,652
3.40%, 1/15/2038	583,000	525,067
3.63%, 3/3/2037	361,000	342,925
3.70%, 3/1/2046	358,000	330,516
4.38%, 12/5/2033	329,000	340,275
4.50%, 12/5/2043	152,000	153,046
4.85%, 5/15/2041 (b)	100,000	105,102
4.95%, 5/15/2033	144,000	156,506
5.85%, 7/15/2038 (b)	250,000	289,012
5.95%, 8/15/2037	50,000	59,557
McKesson Corp.:
0.90%, 12/3/2025	120,000	108,041
1.30%, 8/15/2026	315,000	280,621
3.80%, 3/15/2024	260,000	260,632
Mead Johnson Nutrition Co. 5.90%, 11/1/2039	500,000	557,470
Security Description	Principal Amount	Value
Merck & Co., Inc.:
0.75%, 2/24/2026	$ 238,000	$ 215,897
1.45%, 6/24/2030	210,000	174,436
1.70%, 6/10/2027	1,000,000	909,000
1.90%, 12/10/2028	300,000	266,562
2.15%, 12/10/2031	342,000	294,404
2.35%, 6/24/2040	470,000	353,886
2.45%, 6/24/2050 (b)	40,000	28,189
2.75%, 12/10/2051	285,000	211,208
2.90%, 3/7/2024	136,000	135,285
3.40%, 3/7/2029	536,000	518,966
3.60%, 9/15/2042	185,000	162,169
3.70%, 2/10/2045	1,038,000	912,257
3.90%, 3/7/2039	303,000	286,420
4.00%, 3/7/2049	660,000	609,774
4.15%, 5/18/2043	420,000	398,441
Mylan, Inc.:
4.55%, 4/15/2028	148,000	140,991
5.20%, 4/15/2048	154,000	122,336
5.40%, 11/29/2043	215,000	180,054
Novartis Capital Corp.:
1.75%, 2/14/2025	443,000	427,606
2.00%, 2/14/2027 (b)	336,000	312,762
2.20%, 8/14/2030	585,000	515,906
2.75%, 8/14/2050	315,000	244,972
3.00%, 11/20/2025	170,000	167,761
3.40%, 5/6/2024 (b)	821,000	824,949
4.00%, 11/20/2045	238,000	221,292
4.40%, 5/6/2044	204,000	203,678
Pfizer, Inc.:
0.80%, 5/28/2025	175,000	163,168
1.70%, 5/28/2030	900,000	767,331
1.75%, 8/18/2031	430,000	359,686
2.55%, 5/28/2040	177,000	139,469
2.75%, 6/3/2026	322,000	313,708
2.95%, 3/15/2024	200,000	199,150
3.00%, 12/15/2026	158,000	154,485
3.20%, 9/15/2023	236,000	236,661
3.40%, 5/15/2024	541,000	543,938
3.45%, 3/15/2029	227,000	220,792
3.90%, 3/15/2039	563,000	531,089
4.00%, 12/15/2036	470,000	457,465
4.00%, 3/15/2049	250,000	235,285
4.10%, 9/15/2038	277,000	267,191
4.13%, 12/15/2046	325,000	312,149
4.20%, 9/15/2048	559,000	544,645
4.30%, 6/15/2043	160,000	154,747
4.40%, 5/15/2044	266,000	260,672
5.60%, 9/15/2040	260,000	291,408
7.20%, 3/15/2039	707,000	926,099
Pharmacia LLC 6.60%, 12/1/2028	180,000	203,323
Sanofi 3.63%, 6/19/2028	231,000	227,833

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/2023	$ 186,000	$ 183,947
3.20%, 9/23/2026	353,000	338,958
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	877,000	733,505
3.03%, 7/9/2040	334,000	256,940
3.18%, 7/9/2050	225,000	167,447
3.38%, 7/9/2060 (b)	115,000	83,955
4.40%, 11/26/2023	1,013,000	1,020,365
5.00%, 11/26/2028	637,000	649,651
Utah Acquisition Sub, Inc.:
3.95%, 6/15/2026	1,136,000	1,071,066
5.25%, 6/15/2046	514,000	414,094
Viatris, Inc.:
1.65%, 6/22/2025	200,000	181,390
2.30%, 6/22/2027	182,000	155,694
2.70%, 6/22/2030	205,000	164,744
3.85%, 6/22/2040	8,000	5,634
4.00%, 6/22/2050	235,000	156,583
Wyeth LLC:
5.95%, 4/1/2037	427,000	492,630
6.00%, 2/15/2036	229,000	262,594
6.45%, 2/1/2024	135,000	141,187
Zoetis, Inc.:
2.00%, 5/15/2030	321,000	268,516
3.00%, 9/12/2027	169,000	159,441
3.00%, 5/15/2050	180,000	134,008
3.90%, 8/20/2028	163,000	157,991
3.95%, 9/12/2047	102,000	88,421
4.45%, 8/20/2048	305,000	286,923
4.50%, 11/13/2025	438,000	443,961
4.70%, 2/1/2043	469,000	451,169
		82,858,266
PIPELINES — 0.8%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	5,000	4,831
Boardwalk Pipelines L.P.:
3.40%, 2/15/2031	55,000	46,966
3.60%, 9/1/2032	175,000	148,432
4.45%, 7/15/2027	143,000	138,644
5.95%, 6/1/2026	185,000	191,603
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039	140,000	108,734
3.70%, 11/15/2029	340,000	311,916
5.13%, 6/30/2027	625,000	627,656
5.88%, 3/31/2025	190,000	194,488
7.00%, 6/30/2024	595,000	617,063
Columbia Pipeline Group, Inc.:
4.50%, 6/1/2025	329,000	332,175
Security Description	Principal Amount	Value
5.80%, 6/1/2045	$ 138,000	$ 142,068
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029 (e)	180,000	162,961
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	132,000	131,622
5.88%, 10/15/2025	220,000	229,878
Series B, 7.50%, 4/15/2038	130,000	153,024
Enbridge, Inc.:
0.55%, 10/4/2023	500,000	481,390
2.15%, 2/16/2024	220,000	213,583
2.50%, 1/15/2025 (b)	300,000	288,687
2.50%, 2/14/2025	205,000	197,044
3.13%, 11/15/2029 (b)	583,000	527,842
3.70%, 7/15/2027	189,000	181,236
4.00%, 10/1/2023	337,000	337,701
4.25%, 12/1/2026	295,000	291,876
Energy Transfer L.P.:
2.90%, 5/15/2025	490,000	466,215
3.75%, 5/15/2030	610,000	549,274
3.90%, 5/15/2024	165,000	163,190
3.90%, 7/15/2026	230,000	221,249
4.00%, 10/1/2027	228,000	215,672
4.05%, 3/15/2025	307,000	302,444
4.15%, 9/15/2029	242,000	220,689
4.20%, 4/15/2027	397,000	381,561
4.25%, 4/1/2024	150,000	149,547
4.40%, 3/15/2027	368,000	355,061
4.50%, 4/15/2024	519,000	519,514
4.75%, 1/15/2026	660,000	658,706
4.95%, 6/15/2028	144,000	141,895
4.95%, 1/15/2043	90,000	74,688
5.00%, 5/15/2044	100,000	83,756
5.00%, 5/15/2050	347,000	295,224
5.15%, 2/1/2043	161,000	137,806
5.15%, 3/15/2045	207,000	177,165
5.25%, 4/15/2029	105,000	104,050
5.30%, 4/1/2044	150,000	129,965
5.30%, 4/15/2047	245,000	212,092
5.35%, 5/15/2045	65,000	56,866
5.40%, 10/1/2047	383,000	336,806
5.50%, 6/1/2027	278,000	282,126
5.95%, 10/1/2043	130,000	122,264
6.05%, 6/1/2041	315,000	305,953
6.10%, 2/15/2042	231,000	220,762
6.25%, 4/15/2049	200,000	193,996
6.50%, 2/1/2042	208,000	208,541
7.50%, 7/1/2038	175,000	188,846
6.00%, 6/15/2048	200,000	187,990
Series 20Y, 5.80%, 6/15/2038	185,000	173,772
Energy Transfer L.P./Regency Energy Finance Corp. 4.50%, 11/1/2023	300,000	301,197

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Enterprise Products Operating LLC:
3.13%, 7/31/2029	$ 450,000	$ 405,162
3.20%, 2/15/2052 (b)	235,000	168,558
3.30%, 2/15/2053 (b)	105,000	76,556
3.70%, 2/15/2026	256,000	251,822
3.70%, 1/31/2051	150,000	117,186
3.75%, 2/15/2025	305,000	302,011
3.95%, 2/15/2027 (b)	141,000	138,977
3.95%, 1/31/2060	225,000	177,237
4.15%, 10/16/2028	232,000	226,325
4.20%, 1/31/2050	505,000	421,468
4.25%, 2/15/2048	339,000	285,733
4.85%, 8/15/2042	300,000	276,429
4.85%, 3/15/2044	338,000	307,046
4.90%, 5/15/2046	659,000	606,030
4.95%, 10/15/2054	229,000	209,139
5.10%, 2/15/2045	650,000	611,416
5.95%, 2/1/2041	326,000	340,386
7.55%, 4/15/2038	25,000	29,687
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (c)	587,000	466,430
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	291,000	244,519
Kinder Morgan Energy Partners L.P.:
3.50%, 9/1/2023	419,000	417,232
4.15%, 2/1/2024	280,000	280,081
4.25%, 9/1/2024	488,000	488,210
4.30%, 5/1/2024	311,000	311,622
4.70%, 11/1/2042	208,000	176,236
5.00%, 3/1/2043	445,000	389,477
5.50%, 3/1/2044	275,000	257,232
5.63%, 9/1/2041	100,000	93,086
6.38%, 3/1/2041	463,000	463,620
6.50%, 9/1/2039	183,000	187,646
7.75%, 3/15/2032	100,000	114,248
Kinder Morgan, Inc.:
2.00%, 2/15/2031 (b)	210,000	167,992
3.25%, 8/1/2050 (b)	190,000	132,143
3.60%, 2/15/2051	629,000	461,881
4.30%, 6/1/2025	442,000	440,740
4.30%, 3/1/2028	238,000	231,891
5.20%, 3/1/2048	197,000	180,032
5.30%, 12/1/2034	473,000	460,499
5.55%, 6/1/2045	435,000	410,888
Magellan Midstream Partners L.P.:
3.25%, 6/1/2030	125,000	110,543
3.95%, 3/1/2050 (b)	197,000	155,461
4.20%, 10/3/2047	278,000	229,142
4.25%, 9/15/2046	135,000	113,875
4.85%, 2/1/2049	200,000	179,340
5.00%, 3/1/2026	63,000	64,311
Security Description	Principal Amount	Value
5.15%, 10/15/2043	$ 86,000	$ 79,504
MPLX L.P.:
1.75%, 3/1/2026	587,000	529,591
2.65%, 8/15/2030	291,000	242,950
4.00%, 2/15/2025	142,000	139,870
4.00%, 3/15/2028	438,000	415,399
4.25%, 12/1/2027	135,000	130,052
4.50%, 7/15/2023	405,000	405,871
4.50%, 4/15/2038	457,000	400,588
4.70%, 4/15/2048	243,000	204,144
4.80%, 2/15/2029	100,000	98,455
4.88%, 12/1/2024	300,000	302,157
4.88%, 6/1/2025	424,000	426,319
4.90%, 4/15/2058	209,000	173,391
5.20%, 3/1/2047	565,000	511,009
5.20%, 12/1/2047	200,000	179,554
5.50%, 2/15/2049	288,000	267,497
ONEOK Partners L.P.:
6.13%, 2/1/2041	260,000	248,240
6.85%, 10/15/2037	152,000	155,599
ONEOK, Inc.:
2.20%, 9/15/2025	270,000	251,529
2.75%, 9/1/2024	185,000	179,180
3.10%, 3/15/2030	370,000	318,022
4.00%, 7/13/2027	189,000	182,100
4.35%, 3/15/2029	456,000	428,786
4.45%, 9/1/2049	180,000	144,247
4.50%, 3/15/2050	470,000	374,397
4.55%, 7/15/2028	363,000	350,956
4.95%, 7/13/2047	172,000	145,937
5.85%, 1/15/2026	148,000	153,390
6.00%, 6/15/2035	150,000	147,125
6.35%, 1/15/2031	65,000	67,936
7.15%, 1/15/2051	265,000	281,123
Plains All American Pipeline L.P./PAA Finance Corp.:
3.55%, 12/15/2029	425,000	375,011
3.80%, 9/15/2030	433,000	383,123
3.85%, 10/15/2023	160,000	159,178
4.30%, 1/31/2043	194,000	145,779
4.65%, 10/15/2025	355,000	352,433
4.90%, 2/15/2045	200,000	161,266
5.15%, 6/1/2042	195,000	162,357
6.65%, 1/15/2037	176,000	175,493
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	366,000	351,979
5.00%, 3/15/2027	603,000	605,502
5.63%, 3/1/2025	581,000	593,590
5.75%, 5/15/2024	652,000	665,060
5.88%, 6/30/2026	321,000	331,648
4.50%, 5/15/2030	315,000	302,602
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	263,000	250,639
5.95%, 9/25/2043	265,000	274,691

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Targa Resources Corp. 4.20%, 2/1/2033	$ 300,000	$ 271,731
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
5.00%, 1/15/2028	290,000	277,052
5.50%, 3/1/2030	150,000	142,824
6.50%, 7/15/2027	370,000	378,144
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 1/15/2032	250,000	214,393
TC PipeLines L.P. 4.38%, 3/13/2025	85,000	85,403
Tennessee Gas Pipeline Co. LLC 7.00%, 3/15/2027	200,000	214,866
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	150,000	169,707
TransCanada PipeLines, Ltd.:
1.00%, 10/12/2024	245,000	228,869
3.75%, 10/16/2023	132,000	132,065
4.25%, 5/15/2028	300,000	291,864
4.63%, 3/1/2034	146,000	140,160
4.75%, 5/15/2038	255,000	242,431
4.88%, 1/15/2026	302,000	306,847
5.00%, 10/16/2043	600,000	571,374
5.10%, 3/15/2049 (b)	394,000	390,556
5.85%, 3/15/2036	94,000	98,269
6.10%, 6/1/2040	190,000	205,177
6.20%, 10/15/2037	158,000	171,792
7.25%, 8/15/2038	520,000	616,080
7.63%, 1/15/2039	516,000	637,781
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030 (b)	235,000	211,044
3.95%, 5/15/2050	345,000	286,529
4.00%, 3/15/2028 (b)	324,000	314,491
7.85%, 2/1/2026	377,000	415,861
Valero Energy Partners L.P. 4.50%, 3/15/2028	415,000	409,065
Williams Cos., Inc.:
2.60%, 3/15/2031 (b)	385,000	322,603
3.50%, 11/15/2030	334,000	300,777
3.90%, 1/15/2025	194,000	191,788
4.00%, 9/15/2025	236,000	232,531
4.30%, 3/4/2024	334,000	335,259
4.55%, 6/24/2024	208,000	209,936
4.85%, 3/1/2048	345,000	312,442
4.90%, 1/15/2045	899,000	804,443
5.75%, 6/24/2044	254,000	254,927
6.30%, 4/15/2040	512,000	543,626
		50,537,823
Security Description	Principal Amount	Value
REAL ESTATE — 0.0% (a)
CBRE Services, Inc.:
2.50%, 4/1/2031	$ 297,000	$ 239,456
4.88%, 3/1/2026 (b)	155,000	156,476
		395,932
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Agree L.P.:
2.00%, 6/15/2028	75,000	63,931
2.60%, 6/15/2033	5,000	3,949
2.90%, 10/1/2030	125,000	105,621
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	310,000	233,194
2.95%, 3/15/2034	85,000	70,671
3.00%, 5/18/2051	300,000	203,172
3.38%, 8/15/2031	260,000	229,453
3.45%, 4/30/2025	197,000	193,692
3.55%, 3/15/2052	170,000	128,115
3.95%, 1/15/2027	65,000	64,130
4.00%, 2/1/2050	314,000	260,005
4.50%, 7/30/2029	255,000	248,395
4.70%, 7/1/2030	185,000	182,243
4.85%, 4/15/2049	175,000	163,611
4.90%, 12/15/2030	308,000	305,388
American Assets Trust L.P. 3.38%, 2/1/2031	95,000	80,920
American Campus Communities Operating Partnership L.P.:
2.85%, 2/1/2030	150,000	142,224
3.30%, 7/15/2026	251,000	245,169
3.63%, 11/15/2027	40,000	39,333
3.88%, 1/30/2031 (b)	80,000	78,675
American Homes 4 Rent L.P.:
2.38%, 7/15/2031	130,000	103,860
3.38%, 7/15/2051	150,000	103,037
4.25%, 2/15/2028	250,000	238,625
American Tower Corp.:
0.60%, 1/15/2024	220,000	208,681
1.30%, 9/15/2025	71,000	64,204
1.50%, 1/31/2028	173,000	143,818
1.60%, 4/15/2026	365,000	327,066
1.88%, 10/15/2030	157,000	122,265
2.10%, 6/15/2030	426,000	340,370
2.40%, 3/15/2025	200,000	188,992
2.70%, 4/15/2031	370,000	304,654
2.75%, 1/15/2027	181,000	165,410
2.90%, 1/15/2030	203,000	173,362
2.95%, 1/15/2025	186,000	179,570
2.95%, 1/15/2051	125,000	84,119
3.13%, 1/15/2027	165,000	153,003
3.38%, 5/15/2024	202,000	198,978
3.70%, 10/15/2049	335,000	252,704
3.95%, 3/15/2029	697,000	649,067
4.00%, 6/1/2025	322,000	318,497

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
5.00%, 2/15/2024	$ 309,000	$ 312,829
AvalonBay Communities, Inc.:
2.05%, 1/15/2032 (b)	175,000	144,958
Series GMTN, 2.95%, 5/11/2026	363,000	346,273
Series GMTN, 3.45%, 6/1/2025	107,000	105,286
Series GMTN, 3.50%, 11/15/2024	164,000	161,980
Series MTN, 2.45%, 1/15/2031	125,000	107,935
Series MTN, 3.20%, 1/15/2028 (b)	341,000	321,706
Series MTN, 3.30%, 6/1/2029	165,000	153,194
Series MTN, 4.15%, 7/1/2047	420,000	376,181
Boston Properties L.P.:
2.45%, 10/1/2033	180,000	137,819
2.55%, 4/1/2032	165,000	130,860
2.75%, 10/1/2026 (b)	164,000	152,800
2.90%, 3/15/2030	157,000	132,715
3.20%, 1/15/2025	250,000	243,745
3.25%, 1/30/2031	275,000	235,779
3.40%, 6/21/2029	594,000	531,499
3.65%, 2/1/2026	363,000	352,451
Brandywine Operating Partnership L.P.:
4.10%, 10/1/2024	211,000	209,306
4.55%, 10/1/2029	163,000	155,512
Brixmor Operating Partnership L.P.:
2.50%, 8/16/2031	128,000	100,653
4.05%, 7/1/2030	560,000	504,655
4.13%, 6/15/2026	211,000	206,430
4.13%, 5/15/2029 (b)	130,000	120,973
Broadstone Net Lease LLC 2.60%, 9/15/2031	350,000	284,739
Camden Property Trust:
2.80%, 5/15/2030	17,000	15,006
3.15%, 7/1/2029	187,000	170,740
3.35%, 11/1/2049	75,000	58,673
Corporate Office Properties L.P.:
2.25%, 3/15/2026	100,000	90,603
2.75%, 4/15/2031	200,000	162,250
Crown Castle International Corp.:
1.05%, 7/15/2026	200,000	173,386
2.10%, 4/1/2031	394,000	312,777
2.25%, 1/15/2031	309,000	250,769
2.90%, 4/1/2041	450,000	325,867
3.10%, 11/15/2029	500,000	440,625
3.15%, 7/15/2023	135,000	133,489
3.20%, 9/1/2024	180,000	176,305
3.30%, 7/1/2030	500,000	441,215
Security Description	Principal Amount	Value
3.65%, 9/1/2027	$ 639,000	$ 604,424
3.70%, 6/15/2026	257,000	248,247
3.80%, 2/15/2028	640,000	604,230
4.45%, 2/15/2026	193,000	191,172
4.75%, 5/15/2047	168,000	151,506
REIT, 1.35%, 7/15/2025	65,000	59,384
CubeSmart L.P.:
2.00%, 2/15/2031	170,000	135,264
3.00%, 2/15/2030	200,000	175,822
Digital Realty Trust L.P.:
3.60%, 7/1/2029 (b)	370,000	335,261
3.70%, 8/15/2027	248,000	236,230
4.45%, 7/15/2028 (b)	229,000	222,187
Duke Realty L.P.:
1.75%, 7/1/2030	180,000	146,938
1.75%, 2/1/2031 (b)	269,000	218,439
3.05%, 3/1/2050	200,000	147,698
3.25%, 6/30/2026	237,000	228,030
3.38%, 12/15/2027	176,000	166,600
EPR Properties:
4.50%, 6/1/2027	150,000	135,696
4.75%, 12/15/2026	400,000	374,448
Equinix, Inc.:
1.00%, 9/15/2025 (b)	260,000	233,155
1.25%, 7/15/2025	180,000	163,604
1.45%, 5/15/2026	278,000	247,331
1.55%, 3/15/2028	125,000	105,125
1.80%, 7/15/2027	166,000	144,065
2.15%, 7/15/2030	425,000	345,121
2.63%, 11/18/2024	542,000	520,439
2.90%, 11/18/2026	270,000	250,711
2.95%, 9/15/2051	255,000	171,796
3.00%, 7/15/2050	255,000	174,366
3.20%, 11/18/2029 (b)	348,000	309,421
ERP Operating L.P.:
2.50%, 2/15/2030	100,000	87,379
2.85%, 11/1/2026	191,000	181,013
3.00%, 7/1/2029	139,000	125,999
3.38%, 6/1/2025	175,000	171,143
4.15%, 12/1/2028	304,000	297,583
4.50%, 6/1/2045	160,000	149,238
Essex Portfolio L.P.:
1.65%, 1/15/2031	161,000	125,533
1.70%, 3/1/2028	137,000	117,561
2.55%, 6/15/2031	115,000	96,084
2.65%, 3/15/2032	175,000	144,798
2.65%, 9/1/2050	140,000	88,634
3.00%, 1/15/2030	127,000	112,399
3.50%, 4/1/2025	211,000	206,938
3.63%, 5/1/2027	100,000	96,683
4.00%, 3/1/2029	121,000	115,560
Extra Space Storage L.P. 2.35%, 3/15/2032	180,000	143,266

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Federal Realty Investment Trust:
3.50%, 6/1/2030 (b)	$ 352,000	$ 318,652
3.95%, 1/15/2024	230,000	229,354
4.50%, 12/1/2044	200,000	177,898
Federal Realty OP L.P. 3.20%, 6/15/2029	200,000	179,982
GLP Capital L.P./GLP Financing II, Inc.:
3.25%, 1/15/2032	50,000	40,147
3.35%, 9/1/2024	275,000	264,198
4.00%, 1/15/2030	407,000	357,582
4.00%, 1/15/2031	442,000	383,170
5.25%, 6/1/2025	232,000	227,910
5.38%, 11/1/2023	334,000	332,741
Healthcare Realty Trust, Inc. 3.63%, 1/15/2028	308,000	288,168
Healthcare Trust of America Holdings L.P.:
2.00%, 3/15/2031	325,000	252,096
3.10%, 2/15/2030	176,000	151,571
3.50%, 8/1/2026	135,000	128,384
Healthpeak Properties, Inc.:
2.88%, 1/15/2031	240,000	206,738
3.00%, 1/15/2030	435,000	383,766
3.50%, 7/15/2029	343,000	316,109
6.75%, 2/1/2041	195,000	221,183
Highwoods Realty L.P.:
3.05%, 2/15/2030	126,000	109,082
3.88%, 3/1/2027	60,000	57,841
4.13%, 3/15/2028	178,000	170,193
4.20%, 4/15/2029	132,000	123,457
Host Hotels & Resorts L.P.:
Series E, 4.00%, 6/15/2025	129,000	126,041
Series F, 4.50%, 2/1/2026	30,000	29,543
Series H, 3.38%, 12/15/2029	365,000	308,250
Series I, 3.50%, 9/15/2030	345,000	294,354
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	100,000	86,972
4.65%, 4/1/2029	184,000	177,267
Invitation Homes Operating Partnership L.P. 2.00%, 8/15/2031	309,000	237,939
Kilroy Realty L.P.:
2.50%, 11/15/2032 (b)	190,000	148,331
2.65%, 11/15/2033	200,000	155,112
3.05%, 2/15/2030	225,000	191,880
Kimco Realty Corp.:
1.90%, 3/1/2028 (b)	250,000	216,425
2.25%, 12/1/2031 (b)	130,000	105,119
2.70%, 10/1/2030	239,000	205,817
3.30%, 2/1/2025	304,000	297,598
3.70%, 10/1/2049	354,000	274,885
Security Description	Principal Amount	Value
3.80%, 4/1/2027	$ 138,000	$ 133,320
4.45%, 9/1/2047	175,000	152,458
Kite Realty Group L.P. 4.00%, 10/1/2026	188,000	179,961
Kite Realty Group Trust 4.75%, 9/15/2030	307,000	285,667
Life Storage L.P.:
3.50%, 7/1/2026	162,000	154,866
3.88%, 12/15/2027 (b)	151,000	143,995
4.00%, 6/15/2029	131,000	119,742
LXP Industrial Trust:
2.38%, 10/1/2031	175,000	135,758
2.70%, 9/15/2030	150,000	123,489
Mid-America Apartments L.P.:
1.10%, 9/15/2026	165,000	144,827
1.70%, 2/15/2031	220,000	174,018
2.75%, 3/15/2030 (b)	125,000	108,843
2.88%, 9/15/2051	135,000	93,880
3.60%, 6/1/2027	161,000	154,845
3.95%, 3/15/2029	278,000	265,340
National Health Investors, Inc. 3.00%, 2/1/2031	365,000	281,886
National Retail Properties, Inc.:
3.00%, 4/15/2052 (b)	100,000	68,503
3.10%, 4/15/2050	415,000	287,010
3.50%, 4/15/2051	195,000	146,778
4.00%, 11/15/2025	124,000	123,337
4.80%, 10/15/2048	275,000	255,590
Office Properties Income Trust:
2.40%, 2/1/2027	360,000	294,149
4.25%, 5/15/2024	294,000	285,574
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	111,000	83,765
3.38%, 2/1/2031	480,000	389,654
3.63%, 10/1/2029	370,000	311,096
4.75%, 1/15/2028	455,000	431,881
5.25%, 1/15/2026	165,000	163,403
Physicians Realty L.P.:
2.63%, 11/1/2031	250,000	201,660
3.95%, 1/15/2028	200,000	190,498
4.30%, 3/15/2027	58,000	56,838
Piedmont Operating Partnership L.P.:
2.75%, 4/1/2032	80,000	61,778
3.15%, 8/15/2030	204,000	168,612
Prologis L.P.:
1.25%, 10/15/2030 (b)	193,000	153,302
1.63%, 3/15/2031 (b)	500,000	403,780
2.13%, 4/15/2027 (b)	100,000	91,642
2.13%, 10/15/2050	295,000	187,844
3.00%, 4/15/2050 (b)	350,000	264,078
4.38%, 2/1/2029	220,000	219,558

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Public Storage:
0.88%, 2/15/2026	$ 375,000	$ 334,969
1.85%, 5/1/2028 (b)	305,000	264,737
2.25%, 11/9/2031	170,000	140,887
2.30%, 5/1/2031	150,000	126,154
3.09%, 9/15/2027	258,000	244,548
3.39%, 5/1/2029	155,000	143,956
Realty Income Corp.:
0.75%, 3/15/2026	199,000	175,174
2.20%, 6/15/2028	200,000	175,928
2.85%, 12/15/2032	95,000	81,414
3.10%, 12/15/2029	315,000	286,568
3.25%, 6/15/2029	130,000	120,981
3.25%, 1/15/2031	321,000	292,315
3.40%, 1/15/2028	145,000	136,989
3.65%, 1/15/2028	375,000	359,767
3.88%, 7/15/2024	100,000	99,998
3.95%, 8/15/2027	226,000	220,881
4.13%, 10/15/2026	221,000	219,725
4.60%, 2/6/2024	185,000	186,569
Regency Centers L.P.:
2.95%, 9/15/2029	170,000	149,452
3.60%, 2/1/2027	204,000	197,384
3.70%, 6/15/2030	125,000	112,991
4.13%, 3/15/2028	117,000	112,595
Rexford Industrial Realty L.P. 2.13%, 12/1/2030	175,000	139,802
Sabra Health Care L.P. 5.13%, 8/15/2026	300,000	291,630
Simon Property Group L.P.:
1.38%, 1/15/2027 (b)	200,000	175,052
1.75%, 2/1/2028	230,000	196,287
2.20%, 2/1/2031 (b)	230,000	186,765
2.25%, 1/15/2032	180,000	143,325
2.45%, 9/13/2029	195,000	165,573
2.65%, 7/15/2030 (b)	225,000	190,984
2.65%, 2/1/2032	300,000	247,914
3.25%, 9/13/2049	510,000	370,979
3.30%, 1/15/2026	146,000	141,157
3.38%, 10/1/2024	462,000	456,960
3.38%, 6/15/2027 (b)	132,000	125,063
3.38%, 12/1/2027 (b)	297,000	278,672
3.50%, 9/1/2025	326,000	318,600
3.80%, 7/15/2050 (b)	377,000	301,981
4.25%, 10/1/2044	100,000	85,046
REIT, 2.00%, 9/13/2024	340,000	325,479
Spirit Realty L.P.:
2.10%, 3/15/2028	380,000	317,992
2.70%, 2/15/2032	155,000	121,092
3.20%, 1/15/2027	150,000	137,869
3.20%, 2/15/2031	180,000	149,882
3.40%, 1/15/2030	50,000	43,186
STORE Capital Corp.:
2.70%, 12/1/2031	300,000	240,408
2.75%, 11/18/2030	100,000	82,066
Security Description	Principal Amount	Value
4.50%, 3/15/2028	$ 176,000	$ 171,695
4.63%, 3/15/2029	165,000	161,020
Sun Communities Operating L.P. 2.70%, 7/15/2031	190,000	152,967
Tanger Properties L.P. 2.75%, 9/1/2031	200,000	156,432
UDR, Inc.:
3.00%, 8/15/2031	120,000	102,520
Series GMTN, 3.50%, 1/15/2028	158,000	148,428
Series MTN, 1.90%, 3/15/2033 (b)	100,000	75,653
Series MTN, 2.10%, 6/15/2033	100,000	76,276
Series MTN, 2.95%, 9/1/2026	249,000	233,985
Series MTN, 3.20%, 1/15/2030	253,000	227,508
Series MTN, 4.40%, 1/26/2029	282,000	275,173
Ventas Realty L.P.:
2.50%, 9/1/2031 (b)	220,000	180,990
2.65%, 1/15/2025	544,000	520,510
3.25%, 10/15/2026	228,000	215,280
3.50%, 4/15/2024	341,000	337,327
3.75%, 5/1/2024	222,000	220,497
3.85%, 4/1/2027	174,000	167,913
4.88%, 4/15/2049	258,000	240,025
Welltower, Inc.:
2.70%, 2/15/2027 (b)	273,000	252,405
2.75%, 1/15/2031	366,000	307,857
2.80%, 6/1/2031	200,000	168,422
4.00%, 6/1/2025	691,000	687,296
4.25%, 4/15/2028 (b)	209,000	203,071
4.95%, 9/1/2048	120,000	113,287
REIT, 3.63%, 3/15/2024	271,000	268,859
Weyerhaeuser Co.:
3.38%, 3/9/2033	100,000	87,212
4.00%, 11/15/2029	308,000	291,540
7.38%, 3/15/2032	250,000	288,930
WP Carey, Inc.:
2.40%, 2/1/2031	100,000	81,674
3.85%, 7/15/2029	350,000	326,368
4.25%, 10/1/2026	100,000	98,904
4.60%, 4/1/2024	187,000	188,058
		56,665,485
RETAIL — 0.7%
Advance Auto Parts, Inc.:
1.75%, 10/1/2027	340,000	287,943
3.50%, 3/15/2032	80,000	68,643
AutoNation, Inc.:
1.95%, 8/1/2028	375,000	313,076
3.80%, 11/15/2027	279,000	262,882
3.85%, 3/1/2032	200,000	172,554

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.50%, 10/1/2025	$ 137,000	$ 136,897
AutoZone, Inc.:
1.65%, 1/15/2031	49,000	38,390
3.13%, 4/18/2024	108,000	106,755
3.13%, 4/21/2026	81,000	78,030
3.75%, 4/18/2029	489,000	461,777
Best Buy Co., Inc.:
1.95%, 10/1/2030 (b)	330,000	262,198
4.45%, 10/1/2028	275,000	271,004
Costco Wholesale Corp.:
1.38%, 6/20/2027	125,000	112,191
1.60%, 4/20/2030	1,104,000	931,290
1.75%, 4/20/2032 (b)	159,000	130,878
2.75%, 5/18/2024 (b)	507,000	503,410
Darden Restaurants, Inc.:
3.85%, 5/1/2027 (b)	199,000	191,496
4.55%, 2/15/2048	200,000	165,474
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032	329,000	260,522
Dollar General Corp.:
3.50%, 4/3/2030 (b)	295,000	271,813
3.88%, 4/15/2027 (b)	448,000	439,627
4.15%, 11/1/2025 (b)	340,000	340,415
Dollar Tree, Inc.:
4.00%, 5/15/2025	362,000	360,675
4.20%, 5/15/2028	376,000	364,968
Genuine Parts Co.:
1.88%, 11/1/2030	150,000	118,335
2.75%, 2/1/2032	115,000	95,229
Home Depot, Inc.:
0.90%, 3/15/2028 (b)	534,000	454,781
1.38%, 3/15/2031 (b)	850,000	685,346
1.50%, 9/15/2028	400,000	348,760
1.88%, 9/15/2031	170,000	141,673
2.13%, 9/15/2026	761,000	720,446
2.38%, 3/15/2051	330,000	222,935
2.50%, 4/15/2027	450,000	426,073
2.70%, 4/15/2030	786,000	713,484
2.75%, 9/15/2051	350,000	254,548
2.80%, 9/14/2027 (b)	125,000	119,208
2.88%, 4/15/2027 (b)	484,000	467,515
2.95%, 6/15/2029 (b)	383,000	357,929
3.00%, 4/1/2026	363,000	356,245
3.13%, 12/15/2049	405,000	315,746
3.25%, 4/15/2032	220,000	205,207
3.35%, 9/15/2025	480,000	477,067
3.50%, 9/15/2056	211,000	172,246
3.63%, 4/15/2052	315,000	269,867
3.90%, 12/6/2028	243,000	243,092
3.90%, 6/15/2047	362,000	324,055
4.20%, 4/1/2043	225,000	210,413
4.25%, 4/1/2046	249,000	234,491
4.50%, 12/6/2048	151,000	147,329
4.88%, 2/15/2044	200,000	203,230
5.88%, 12/16/2036	300,000	344,604
Security Description	Principal Amount	Value
5.95%, 4/1/2041	$ 253,000	$ 288,683
Kohl's Corp.:
3.38%, 5/1/2031 (b)	316,000	273,514
5.55%, 7/17/2045	130,000	112,237
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (b)	738,000	623,883
1.70%, 9/15/2028	257,000	219,082
1.70%, 10/15/2030 (b)	920,000	738,898
2.50%, 4/15/2026 (b)	498,000	471,272
2.63%, 4/1/2031 (b)	653,000	559,340
2.80%, 9/15/2041	300,000	217,317
3.00%, 10/15/2050	472,000	329,107
3.10%, 5/3/2027 (b)	320,000	303,939
3.38%, 9/15/2025	192,000	188,659
3.50%, 4/1/2051	350,000	266,837
3.65%, 4/5/2029	234,000	221,102
3.75%, 4/1/2032	500,000	464,015
4.00%, 4/15/2025	850,000	854,437
4.05%, 5/3/2047	386,000	323,298
4.25%, 4/1/2052	385,000	333,241
4.50%, 4/15/2030 (b)	159,000	157,176
5.50%, 10/15/2035	200,000	209,600
McDonald's Corp.:
Series MTN, 3.38%, 5/26/2025	235,000	232,826
Series MTN, 3.50%, 3/1/2027	383,000	374,984
Series MTN, 3.60%, 7/1/2030 (b)	1,883,000	1,793,106
Series MTN, 3.70%, 1/30/2026	320,000	319,814
Series MTN, 3.70%, 2/15/2042	238,000	200,713
Series MTN, 4.45%, 3/1/2047	380,000	353,575
Series MTN, 4.45%, 9/1/2048	280,000	260,151
Series MTN, 4.70%, 12/9/2035	195,000	194,259
Series MTN, 4.88%, 7/15/2040	315,000	307,150
Series MTN, 5.70%, 2/1/2039	350,000	378,808
Series MTN, 6.30%, 10/15/2037	188,000	215,095
Series MTN, 6.30%, 3/1/2038	270,000	308,210
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031 (b)	195,000	154,226
3.55%, 3/15/2026	104,000	101,910
3.60%, 9/1/2027	181,000	174,929
4.20%, 4/1/2030	327,000	315,483
Ross Stores, Inc. 0.88%, 4/15/2026 (b)	446,000	394,772
Starbucks Corp.:
2.00%, 3/12/2027	281,000	256,064

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
2.25%, 3/12/2030 (b)	$ 230,000	$ 194,649
2.45%, 6/15/2026	214,000	201,965
2.55%, 11/15/2030	235,000	200,420
3.00%, 2/14/2032 (b)	110,000	95,598
3.35%, 3/12/2050	125,000	94,016
3.50%, 3/1/2028 (b)	189,000	181,283
3.50%, 11/15/2050 (b)	240,000	187,714
3.55%, 8/15/2029 (b)	317,000	297,508
3.75%, 12/1/2047	302,000	246,396
3.80%, 8/15/2025	333,000	332,254
4.00%, 11/15/2028 (b)	126,000	123,140
4.30%, 6/15/2045 (b)	35,000	30,863
4.45%, 8/15/2049	186,000	167,445
4.50%, 11/15/2048	270,000	245,884
Target Corp.:
1.95%, 1/15/2027 (b)	535,000	496,673
2.35%, 2/15/2030	200,000	176,664
2.50%, 4/15/2026 (b)	466,000	447,174
2.95%, 1/15/2052	330,000	249,609
3.50%, 7/1/2024	350,000	351,008
3.63%, 4/15/2046 (b)	575,000	494,258
3.90%, 11/15/2047	300,000	269,001
4.00%, 7/1/2042	235,000	217,316
6.50%, 10/15/2037	100,000	118,395
TJX Cos., Inc.:
1.15%, 5/15/2028 (b)	206,000	175,127
1.60%, 5/15/2031	281,000	226,551
2.25%, 9/15/2026 (b)	290,000	272,124
Tractor Supply Co. 1.75%, 11/1/2030	82,000	64,388
Walgreens Boots Alliance, Inc.:
3.45%, 6/1/2026	699,000	678,638
3.80%, 11/18/2024	296,000	294,126
4.10%, 4/15/2050	200,000	157,820
Walmart, Inc.:
1.05%, 9/17/2026 (b)	285,000	259,535
1.50%, 9/22/2028	160,000	140,278
2.38%, 9/24/2029	43,000	39,074
2.50%, 9/22/2041 (b)	1,840,000	1,425,448
2.65%, 9/22/2051 (b)	300,000	226,005
2.85%, 7/8/2024	563,000	560,247
3.05%, 7/8/2026 (b)	476,000	471,630
3.25%, 7/8/2029	563,000	542,479
3.30%, 4/22/2024	1,000,000	1,002,920
3.55%, 6/26/2025	402,000	405,714
		41,015,811
SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc.:
3.92%, 6/1/2032	65,000	63,967
4.39%, 6/1/2052	90,000	87,554
Altera Corp. 4.10%, 11/15/2023	62,000	62,626
Analog Devices, Inc.:
1.70%, 10/1/2028 (b)	525,000	460,808
Security Description	Principal Amount	Value
2.10%, 10/1/2031	$ 390,000	$ 332,752
2.80%, 10/1/2041	100,000	78,417
2.95%, 4/1/2025	100,000	98,028
2.95%, 10/1/2051	180,000	137,660
3.50%, 12/5/2026	383,000	378,431
Applied Materials, Inc.:
1.75%, 6/1/2030	565,000	475,380
2.75%, 6/1/2050 (b)	149,000	111,060
3.90%, 10/1/2025	170,000	171,658
4.35%, 4/1/2047	322,000	311,316
5.10%, 10/1/2035	174,000	182,583
5.85%, 6/15/2041	194,000	221,257
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.50%, 1/15/2028	310,000	287,075
3.63%, 1/15/2024	297,000	296,700
3.88%, 1/15/2027	1,170,000	1,127,892
Broadcom, Inc.:
1.95%, 2/15/2028 (e)	168,000	143,104
2.45%, 2/15/2031 (e)	666,000	535,497
2.60%, 2/15/2033 (e)	500,000	385,580
3.15%, 11/15/2025	265,000	255,163
3.19%, 11/15/2036 (e)	200,000	151,918
3.42%, 4/15/2033 (e)	1,441,000	1,191,231
3.46%, 9/15/2026	516,000	495,365
3.47%, 4/15/2034 (e)	784,000	635,910
3.50%, 2/15/2041 (e)	245,000	184,759
3.63%, 10/15/2024	200,000	197,886
3.75%, 2/15/2051 (e)	320,000	236,410
4.11%, 9/15/2028	967,000	918,244
4.15%, 11/15/2030	894,000	819,807
4.15%, 4/15/2032 (e)	200,000	181,068
4.30%, 11/15/2032	300,000	272,916
4.75%, 4/15/2029	657,000	638,459
5.00%, 4/15/2030	411,000	404,054
Intel Corp.:
1.60%, 8/12/2028	220,000	192,669
2.00%, 8/12/2031 (b)	265,000	221,945
2.80%, 8/12/2041	190,000	144,577
3.05%, 8/12/2051	1,095,000	815,403
3.15%, 5/11/2027 (b)	36,000	35,199
3.25%, 11/15/2049	536,000	418,418
3.40%, 3/25/2025 (b)	769,000	767,301
3.70%, 7/29/2025	738,000	741,653
3.73%, 12/8/2047	498,000	422,170
3.75%, 3/25/2027	309,000	310,434
3.90%, 3/25/2030 (b)	870,000	853,357
4.00%, 12/15/2032 (b)	255,000	250,787
4.10%, 5/11/2047	236,000	214,774
4.75%, 3/25/2050	1,108,000	1,090,494
KLA Corp.:
3.30%, 3/1/2050 (b)	331,000	262,400
4.10%, 3/15/2029	141,000	139,766
4.65%, 11/1/2024	473,000	478,870

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Lam Research Corp.:
2.88%, 6/15/2050	$ 348,000	$ 255,996
3.13%, 6/15/2060	98,000	70,781
3.75%, 3/15/2026	293,000	292,440
4.00%, 3/15/2029	204,000	200,712
4.88%, 3/15/2049	262,000	267,355
Marvell Technology, Inc.:
2.45%, 4/15/2028	320,000	279,181
2.95%, 4/15/2031	130,000	108,663
4.88%, 6/22/2028	227,000	224,085
Maxim Integrated Products, Inc. 3.45%, 6/15/2027	114,000	108,658
Microchip Technology, Inc. 0.97%, 2/15/2024	1,095,000	1,040,392
Micron Technology, Inc.:
2.70%, 4/15/2032	280,000	223,594
3.48%, 11/1/2051	424,000	293,815
4.19%, 2/15/2027	269,000	263,060
4.66%, 2/15/2030	164,000	157,388
4.98%, 2/6/2026	235,000	237,388
5.33%, 2/6/2029	210,000	209,280
NVIDIA Corp.:
0.58%, 6/14/2024	300,000	284,676
1.55%, 6/15/2028	200,000	175,436
2.00%, 6/15/2031	200,000	169,724
2.85%, 4/1/2030	559,000	511,966
3.20%, 9/16/2026	760,000	753,525
3.50%, 4/1/2040	412,000	360,001
3.50%, 4/1/2050	100,000	84,983
NXP BV/NXP Funding LLC:
4.88%, 3/1/2024	648,000	654,661
5.35%, 3/1/2026	156,000	159,362
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025	325,000	309,374
3.15%, 5/1/2027	100,000	93,031
3.25%, 5/11/2041	245,000	184,980
3.40%, 5/1/2030	271,000	241,415
4.40%, 6/1/2027	475,000	469,656
5.00%, 1/15/2033	225,000	219,884
QUALCOMM, Inc.:
1.30%, 5/20/2028	159,000	137,707
2.15%, 5/20/2030	359,000	314,908
2.90%, 5/20/2024	484,000	481,740
3.25%, 5/20/2027	586,000	573,296
3.25%, 5/20/2050 (b)	208,000	169,928
3.45%, 5/20/2025	237,000	236,855
4.25%, 5/20/2032 (b)	55,000	55,868
4.30%, 5/20/2047	413,000	395,741
4.50%, 5/20/2052	115,000	113,813
4.65%, 5/20/2035	299,000	306,729
4.80%, 5/20/2045	578,000	590,415
Skyworks Solutions, Inc. 1.80%, 6/1/2026	170,000	150,809
Security Description	Principal Amount	Value
Texas Instruments, Inc.:
1.13%, 9/15/2026	$ 110,000	$ 100,073
1.38%, 3/12/2025	415,000	392,959
1.75%, 5/4/2030	190,000	162,448
1.90%, 9/15/2031 (b)	100,000	84,905
2.25%, 9/4/2029	274,000	243,981
2.70%, 9/15/2051 (b)	50,000	38,118
2.90%, 11/3/2027	191,000	182,663
3.88%, 3/15/2039	100,000	94,156
4.15%, 5/15/2048 (b)	392,000	378,147
TSMC Arizona Corp.:
1.75%, 10/25/2026	685,000	628,953
2.50%, 10/25/2031	815,000	700,541
3.13%, 10/25/2041	279,000	228,389
Xilinx, Inc.:
2.38%, 6/1/2030	245,000	215,487
2.95%, 6/1/2024	350,000	347,504
		36,124,347
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc.:
0.67%, 8/16/2023	175,000	168,634
2.04%, 8/16/2028	355,000	302,204
3.48%, 12/1/2027	167,000	156,456
		627,294
SOFTWARE — 0.7%
Activision Blizzard, Inc.:
1.35%, 9/15/2030	364,000	292,332
2.50%, 9/15/2050	351,000	240,758
3.40%, 9/15/2026	375,000	368,812
Adobe, Inc.:
1.90%, 2/1/2025	209,000	201,204
2.15%, 2/1/2027 (b)	175,000	163,641
2.30%, 2/1/2030 (b)	408,000	360,574
3.25%, 2/1/2025	367,000	365,462
Autodesk, Inc.:
2.40%, 12/15/2031	287,000	233,779
3.50%, 6/15/2027	320,000	306,413
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	204,000	170,446
2.90%, 12/1/2029	223,000	195,045
Electronic Arts, Inc.:
1.85%, 2/15/2031 (b)	250,000	203,290
4.80%, 3/1/2026	236,000	241,168
Fidelity National Information Services, Inc.:
0.60%, 3/1/2024	362,000	342,615
1.15%, 3/1/2026	200,000	177,434
1.65%, 3/1/2028	90,000	76,878
2.25%, 3/1/2031	393,000	319,599
3.10%, 3/1/2041	160,000	117,018
3.75%, 5/21/2029	265,000	247,494
4.50%, 8/15/2046	200,000	176,808

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Fiserv, Inc.:
2.25%, 6/1/2027	$ 479,000	$ 428,853
2.65%, 6/1/2030 (b)	346,000	292,467
2.75%, 7/1/2024	452,000	441,229
3.20%, 7/1/2026	458,000	435,077
3.50%, 7/1/2029	858,000	782,599
3.80%, 10/1/2023	362,000	362,637
3.85%, 6/1/2025	248,000	245,671
4.20%, 10/1/2028	134,000	129,456
4.40%, 7/1/2049	508,000	437,769
Intuit, Inc.:
0.65%, 7/15/2023	325,000	315,806
0.95%, 7/15/2025 (b)	280,000	258,042
1.35%, 7/15/2027	135,000	118,166
1.65%, 7/15/2030	85,000	69,984
Microsoft Corp.:
2.00%, 8/8/2023	552,000	546,508
2.40%, 8/8/2026	1,243,000	1,198,438
2.53%, 6/1/2050	2,061,000	1,517,329
2.68%, 6/1/2060	561,000	403,191
2.70%, 2/12/2025	375,000	372,240
2.88%, 2/6/2024	202,000	201,717
2.92%, 3/17/2052	1,969,000	1,554,506
3.04%, 3/17/2062	558,000	434,537
3.13%, 11/3/2025	976,000	975,258
3.30%, 2/6/2027	1,312,000	1,308,786
3.45%, 8/8/2036	309,000	291,789
3.50%, 2/12/2035	693,000	665,717
3.63%, 12/15/2023	501,000	505,905
3.70%, 8/8/2046	459,000	428,164
3.95%, 8/8/2056	390,000	368,176
4.10%, 2/6/2037	325,000	329,969
4.20%, 11/3/2035	149,000	153,421
4.25%, 2/6/2047	259,000	259,883
Oracle Corp.:
1.65%, 3/25/2026	340,000	304,535
2.30%, 3/25/2028	431,000	371,005
2.40%, 9/15/2023	527,000	518,926
2.50%, 4/1/2025	1,318,000	1,252,060
2.65%, 7/15/2026	997,000	919,244
2.80%, 4/1/2027	220,000	200,979
2.88%, 3/25/2031	705,000	580,878
2.95%, 11/15/2024	366,000	354,972
2.95%, 5/15/2025	535,000	512,953
2.95%, 4/1/2030	368,000	314,125
3.25%, 11/15/2027 (b)	878,000	808,998
3.25%, 5/15/2030	160,000	138,669
3.40%, 7/8/2024 (b)	423,000	417,285
3.60%, 4/1/2040	874,000	654,574
3.60%, 4/1/2050	1,239,000	864,723
3.63%, 7/15/2023	250,000	249,612
3.65%, 3/25/2041	600,000	447,108
3.80%, 11/15/2037	548,000	426,371
3.85%, 7/15/2036	448,000	359,583
3.90%, 5/15/2035	435,000	358,749
Security Description	Principal Amount	Value
3.95%, 3/25/2051	$ 900,000	$ 660,825
4.00%, 7/15/2046	988,000	733,066
4.00%, 11/15/2047	942,000	699,972
4.10%, 3/25/2061	720,000	515,873
4.13%, 5/15/2045	181,000	137,942
4.30%, 7/8/2034	563,000	493,869
4.38%, 5/15/2055	395,000	297,759
4.50%, 7/8/2044	436,000	356,491
5.38%, 7/15/2040	461,000	419,551
6.13%, 7/8/2039	100,000	100,071
6.50%, 4/15/2038	473,000	489,205
Roper Technologies, Inc.:
1.00%, 9/15/2025	159,000	143,706
1.40%, 9/15/2027	275,000	235,601
1.75%, 2/15/2031	250,000	194,697
2.00%, 6/30/2030	193,000	155,768
2.95%, 9/15/2029 (b)	184,000	162,091
3.65%, 9/15/2023	180,000	180,243
3.80%, 12/15/2026	259,000	253,385
Salesforce, Inc.:
0.63%, 7/15/2024	240,000	227,227
1.50%, 7/15/2028 (b)	165,000	144,081
1.95%, 7/15/2031	450,000	382,437
2.70%, 7/15/2041	170,000	131,604
2.90%, 7/15/2051	485,000	367,392
3.05%, 7/15/2061	125,000	91,855
3.70%, 4/11/2028	443,000	437,954
ServiceNow, Inc. 1.40%, 9/1/2030	579,000	452,819
VMware, Inc.:
0.60%, 8/15/2023	370,000	357,501
1.00%, 8/15/2024	155,000	145,161
1.40%, 8/15/2026	484,000	428,408
1.80%, 8/15/2028	205,000	170,316
2.20%, 8/15/2031	365,000	287,109
3.90%, 8/21/2027	454,000	436,008
4.50%, 5/15/2025	600,000	602,610
		41,582,006
TELECOMMUNICATIONS — 1.1%
America Movil SAB de CV:
2.88%, 5/7/2030	415,000	371,375
3.63%, 4/22/2029	365,000	347,381
4.38%, 7/16/2042	460,000	417,496
4.38%, 4/22/2049 (b)	263,000	243,551
6.13%, 11/15/2037	108,000	117,105
6.13%, 3/30/2040	743,000	821,988
AT&T, Inc.:
0.90%, 3/25/2024	282,000	269,471
1.65%, 2/1/2028	448,000	387,139
1.70%, 3/25/2026	810,000	740,802
2.25%, 2/1/2032 (b)	668,000	545,308
2.30%, 6/1/2027	347,000	316,919
2.55%, 12/1/2033	945,000	766,414
2.75%, 6/1/2031 (b)	1,069,000	923,819
3.10%, 2/1/2043 (b)	288,000	214,295

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.50%, 6/1/2041	$ 222,000	$ 177,445
3.50%, 9/15/2053	1,814,000	1,375,683
3.55%, 9/15/2055	2,638,000	1,976,944
3.65%, 6/1/2051	107,000	83,634
3.65%, 9/15/2059	1,802,000	1,350,293
3.80%, 2/15/2027 (b)	365,000	358,058
3.80%, 12/1/2057	1,610,000	1,248,652
3.85%, 6/1/2060	305,000	236,192
4.10%, 2/15/2028	555,000	544,744
4.25%, 3/1/2027	1,017,000	1,015,159
4.30%, 2/15/2030	1,071,000	1,045,885
4.30%, 12/15/2042	268,000	232,897
4.35%, 3/1/2029	793,000	781,501
4.35%, 6/15/2045	309,000	269,677
4.50%, 5/15/2035	1,297,000	1,229,647
4.50%, 3/9/2048	5,000	4,448
4.55%, 3/9/2049	350,000	318,217
4.75%, 5/15/2046	490,000	454,490
4.85%, 3/1/2039	767,000	731,779
5.25%, 3/1/2037	771,000	797,430
Bell Telephone Co. of Canada or Bell Canada:
4.46%, 4/1/2048	104,000	95,253
Series US-3, 0.75%, 3/17/2024	435,000	414,290
Series US-4, 3.65%, 3/17/2051	325,000	259,012
Series US-5, 2.15%, 2/15/2032 (b)	150,000	122,870
British Telecommunications PLC:
4.50%, 12/4/2023	126,000	126,607
5.13%, 12/4/2028	150,000	149,804
9.63%, 12/15/2030	868,000	1,079,731
Cisco Systems, Inc.:
2.20%, 9/20/2023	285,000	282,421
3.50%, 6/15/2025 (b)	256,000	257,541
3.63%, 3/4/2024	344,000	346,642
5.50%, 1/15/2040	551,000	603,505
5.90%, 2/15/2039	606,000	689,858
Corning, Inc.:
5.45%, 11/15/2079	678,000	611,848
5.85%, 11/15/2068	450,000	442,755
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	784,000	968,522
9.25%, 6/1/2032 (b)	169,000	224,439
Juniper Networks, Inc.:
1.20%, 12/10/2025	185,000	165,666
2.00%, 12/10/2030	173,000	135,419
3.75%, 8/15/2029	300,000	275,199
Koninklijke KPN NV 8.38%, 10/1/2030	150,000	179,313
Motorola Solutions, Inc.:
2.30%, 11/15/2030	413,000	323,032
2.75%, 5/24/2031	185,000	149,783
Security Description	Principal Amount	Value
4.00%, 9/1/2024	$ 30,000	$ 29,873
4.60%, 2/23/2028	191,000	186,282
4.60%, 5/23/2029	197,000	187,820
5.50%, 9/1/2044	106,000	98,337
Orange SA:
5.38%, 1/13/2042	354,000	365,335
5.50%, 2/6/2044	150,000	157,806
9.00%, 3/1/2031	666,000	859,506
Rogers Communications, Inc.:
3.63%, 12/15/2025	285,000	279,089
3.70%, 11/15/2049	210,000	159,963
3.80%, 3/15/2032 (e)	950,000	870,029
4.10%, 10/1/2023	637,000	640,115
4.30%, 2/15/2048	200,000	167,514
4.35%, 5/1/2049	304,000	258,236
4.50%, 3/15/2043	223,000	191,626
5.00%, 3/15/2044	168,000	156,089
5.45%, 10/1/2043	607,000	600,068
7.50%, 8/15/2038	194,000	233,892
Telefonica Emisiones SA:
4.67%, 3/6/2038	239,000	212,830
5.21%, 3/8/2047	1,348,000	1,202,092
5.52%, 3/1/2049	500,000	464,595
7.05%, 6/20/2036	575,000	649,232
TELUS Corp.:
3.40%, 5/13/2032	575,000	516,804
3.70%, 9/15/2027 (b)	127,000	125,101
4.60%, 11/16/2048	111,000	103,508
T-Mobile USA, Inc.:
1.50%, 2/15/2026	395,000	357,274
2.05%, 2/15/2028	246,000	213,789
2.25%, 11/15/2031	240,000	194,926
2.40%, 3/15/2029	300,000	259,072
2.55%, 2/15/2031	374,000	314,628
2.70%, 3/15/2032	314,000	263,442
3.00%, 2/15/2041	460,000	341,752
3.30%, 2/15/2051	478,000	348,864
3.40%, 10/15/2052	934,000	689,730
3.50%, 4/15/2025	583,000	570,815
3.60%, 11/15/2060 (e)	300,000	219,177
3.75%, 4/15/2027	781,000	751,306
3.88%, 4/15/2030	2,416,000	2,255,650
4.38%, 4/15/2040	856,000	766,445
4.50%, 4/15/2050	469,000	416,678
Verizon Communications, Inc.:
0.75%, 3/22/2024 (b)	421,000	401,600
0.85%, 11/20/2025	1,092,000	990,105
1.45%, 3/20/2026 (b)	488,000	446,779
1.68%, 10/30/2030	345,000	277,566
1.75%, 1/20/2031	684,000	549,341
2.10%, 3/22/2028	340,000	301,988
2.36%, 3/15/2032	586,000	486,116
2.55%, 3/21/2031	1,372,000	1,173,348
2.65%, 11/20/2040	896,000	657,064

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
2.85%, 9/3/2041	$ 265,000	$ 198,657
2.99%, 10/30/2056	2,810,000	1,951,798
3.00%, 3/22/2027	1,432,000	1,360,944
3.15%, 3/22/2030	853,000	775,462
3.38%, 2/15/2025	218,000	216,620
3.40%, 3/22/2041	838,000	682,006
3.55%, 3/22/2051	1,050,000	841,837
3.70%, 3/22/2061	650,000	510,419
3.88%, 2/8/2029	740,000	715,454
3.88%, 3/1/2052 (b)	500,000	422,030
4.00%, 3/22/2050	304,000	262,461
4.02%, 12/3/2029	807,000	782,935
4.13%, 3/16/2027	284,000	283,350
4.13%, 8/15/2046	567,000	505,537
4.27%, 1/15/2036	911,000	858,417
4.33%, 9/21/2028	1,222,000	1,216,208
4.40%, 11/1/2034	607,000	582,520
4.50%, 8/10/2033	961,500	937,299
4.52%, 9/15/2048	200,000	189,350
4.67%, 3/15/2055	688,000	661,574
Vodafone Group PLC:
4.13%, 5/30/2025	425,000	426,640
4.38%, 5/30/2028	911,000	905,826
4.38%, 2/19/2043	446,000	387,436
4.88%, 6/19/2049	212,000	194,949
5.00%, 5/30/2038 (b)	237,000	226,930
5.25%, 5/30/2048	1,009,000	959,418
6.15%, 2/27/2037	661,000	713,444
7.88%, 2/15/2030	187,000	220,185
		68,572,251
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.00%, 11/19/2024	104,000	101,176
3.90%, 11/19/2029	179,000	164,369
5.10%, 5/15/2044	286,000	256,779
		522,324
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.00%, 4/1/2025 (b)	213,000	210,644
3.25%, 6/15/2027 (b)	189,000	184,997
3.30%, 9/15/2051	300,000	241,122
3.40%, 9/1/2024	325,000	325,478
3.55%, 2/15/2050	240,000	200,676
3.65%, 9/1/2025	550,000	552,508
3.75%, 4/1/2024	130,000	130,841
3.85%, 9/1/2023	400,000	402,316
3.90%, 8/1/2046	190,000	168,644
4.05%, 6/15/2048	95,000	86,731
4.15%, 12/15/2048	388,000	357,232
4.38%, 9/1/2042	145,000	137,289
4.40%, 3/15/2042	326,000	307,372
4.45%, 3/15/2043	202,000	192,130
4.55%, 9/1/2044	605,000	581,798
Security Description	Principal Amount	Value
4.70%, 9/1/2045	$ 203,000	$ 198,650
4.95%, 9/15/2041	100,000	100,597
5.40%, 6/1/2041	307,000	325,374
Canadian National Railway Co.:
2.45%, 5/1/2050	392,000	263,157
2.75%, 3/1/2026	50,000	48,030
3.20%, 8/2/2046 (b)	217,000	169,592
3.65%, 2/3/2048	349,000	293,722
6.90%, 7/15/2028 (b)	125,000	141,975
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	325,000	306,436
1.75%, 12/2/2026	190,000	172,028
2.05%, 3/5/2030	190,000	160,827
2.45%, 12/2/2031	195,000	167,296
2.90%, 2/1/2025	285,000	276,402
3.00%, 12/2/2041	75,000	58,945
3.10%, 12/2/2051	100,000	73,676
4.00%, 6/1/2028	206,000	203,985
4.80%, 9/15/2035	570,000	565,742
4.80%, 8/1/2045	200,000	196,288
6.13%, 9/15/2115	455,000	473,255
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	252,000	243,240
CSX Corp.:
2.40%, 2/15/2030 (b)	114,000	99,865
2.50%, 5/15/2051	379,000	256,022
2.60%, 11/1/2026	156,000	146,869
3.25%, 6/1/2027	416,000	399,131
3.35%, 9/15/2049	357,000	278,781
3.40%, 8/1/2024	200,000	198,660
3.80%, 3/1/2028	194,000	189,625
3.80%, 11/1/2046	235,000	198,681
3.80%, 4/15/2050	350,000	295,211
4.25%, 3/15/2029	316,000	314,461
4.25%, 11/1/2066	235,000	199,600
4.30%, 3/1/2048	412,000	377,413
4.50%, 8/1/2054	175,000	161,821
4.65%, 3/1/2068	200,000	182,482
4.75%, 11/15/2048	149,000	145,625
6.00%, 10/1/2036	150,000	165,507
FedEx Corp.:
3.10%, 8/5/2029 (b)	187,000	170,628
3.25%, 4/1/2026	773,000	758,475
3.40%, 2/15/2028	191,000	182,350
4.05%, 2/15/2048	431,000	361,544
4.10%, 4/15/2043	150,000	126,494
4.10%, 2/1/2045	393,000	330,010
4.25%, 5/15/2030 (b)	301,000	293,276
4.40%, 1/15/2047	242,000	212,053
4.55%, 4/1/2046	639,000	572,691
4.90%, 1/15/2034	257,000	256,702
5.25%, 5/15/2050 (b)	275,000	274,453

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
FedEx Corp. Pass Through Trust Series 2020-1, Class AA, 1.88%, 8/20/2035	$ 91,979	$ 79,071
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	256,000	252,882
Kansas City Southern:
2.88%, 11/15/2029	174,000	155,563
4.20%, 11/15/2069	95,000	78,195
4.30%, 5/15/2043	315,000	273,811
Kirby Corp. 4.20%, 3/1/2028	451,000	419,773
Norfolk Southern Corp.:
2.30%, 5/15/2031	264,000	225,321
2.55%, 11/1/2029	200,000	179,108
2.90%, 6/15/2026	450,000	430,708
2.90%, 8/25/2051	250,000	179,280
3.00%, 3/15/2032 (b)	250,000	225,635
3.05%, 5/15/2050	245,000	180,100
3.15%, 6/1/2027	245,000	233,429
3.16%, 5/15/2055	176,000	128,091
3.40%, 11/1/2049	165,000	130,302
3.70%, 3/15/2053	250,000	205,750
3.80%, 8/1/2028	70,000	68,746
3.94%, 11/1/2047	45,000	39,072
4.05%, 8/15/2052	216,000	188,110
4.10%, 5/15/2121	100,000	75,765
4.45%, 6/15/2045	316,000	294,531
4.65%, 1/15/2046	164,000	157,701
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024	194,000	186,552
Series MTN, 2.85%, 3/1/2027	95,000	88,135
Series MTN, 2.90%, 12/1/2026	450,000	419,251
Series MTN, 3.35%, 9/1/2025	250,000	241,622
Series MTN, 3.65%, 3/18/2024 (b)	157,000	155,683
Union Pacific Corp.:
2.15%, 2/5/2027	145,000	134,472
2.38%, 5/20/2031 (b)	155,000	134,159
2.40%, 2/5/2030	450,000	397,377
2.75%, 3/1/2026	287,000	275,405
2.80%, 2/14/2032 (b)	250,000	222,320
2.89%, 4/6/2036	457,000	378,305
2.97%, 9/16/2062	296,000	204,572
3.00%, 4/15/2027	300,000	288,123
3.15%, 3/1/2024	280,000	278,026
3.25%, 2/5/2050	240,000	188,642
3.38%, 2/14/2042	100,000	83,352
3.50%, 2/14/2053	190,000	155,264
3.65%, 2/15/2024	175,000	175,224
3.70%, 3/1/2029	75,000	72,936
Security Description	Principal Amount	Value
3.75%, 7/15/2025	$ 407,000	$ 407,248
3.75%, 2/5/2070	190,000	151,196
3.80%, 10/1/2051	184,000	158,001
3.80%, 4/6/2071	226,000	181,381
3.84%, 3/20/2060	309,000	258,268
3.85%, 2/14/2072 (b)	210,000	172,595
3.88%, 2/1/2055	342,000	293,313
3.95%, 9/10/2028	519,000	512,850
3.95%, 8/15/2059	421,000	359,126
4.10%, 9/15/2067	100,000	85,167
4.50%, 9/10/2048	150,000	143,132
Series MTN, 3.55%, 8/15/2039	215,000	185,597
United Parcel Service, Inc.:
2.20%, 9/1/2024	225,000	219,607
2.40%, 11/15/2026 (b)	605,000	574,841
2.50%, 9/1/2029	363,000	329,666
2.80%, 11/15/2024	170,000	167,943
3.05%, 11/15/2027 (b)	100,000	97,329
3.40%, 3/15/2029	248,000	239,156
3.40%, 11/15/2046	100,000	82,988
3.63%, 10/1/2042	259,000	224,869
3.75%, 11/15/2047	412,000	367,426
3.90%, 4/1/2025	349,000	351,886
4.45%, 4/1/2030	110,000	112,501
4.88%, 11/15/2040	70,000	71,275
6.20%, 1/15/2038	181,000	210,854
		29,906,004
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.10%, 6/1/2051	100,000	66,876
3.50%, 3/15/2028	237,000	221,289
3.50%, 6/1/2032 (b)	155,000	135,696
3.85%, 3/30/2027	230,000	222,626
4.00%, 6/30/2030	255,000	235,465
4.55%, 11/7/2028	69,000	67,493
		949,445
VENTURE CAPITAL — 0.0% (a)
Hercules Capital, Inc. 3.38%, 1/20/2027	270,000	234,738
WATER — 0.0% (a)
American Water Capital Corp.:
2.30%, 6/1/2031	190,000	160,858
2.80%, 5/1/2030	364,000	326,530
2.95%, 9/1/2027	155,000	145,641
3.40%, 3/1/2025	234,000	231,154
3.45%, 6/1/2029	311,000	292,299
3.75%, 9/1/2028	215,000	207,785
3.75%, 9/1/2047	236,000	197,079
4.20%, 9/1/2048	200,000	179,220
4.30%, 12/1/2042	130,000	119,764
Aqua America, Inc. 3.57%, 5/1/2029 (b)	510,000	476,136

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Essential Utilities, Inc. 4.28%, 5/1/2049	$ 100,000	$ 87,075
United Utilities PLC 6.88%, 8/15/2028	144,000	156,129
		2,579,670
TOTAL CORPORATE BONDS & NOTES (Cost $1,720,221,662)		1,499,573,210
ASSET-BACKED SECURITIES — 0.3%
ASSET-BACKED - OTHER — 0.0% (a)
Ford Credit Floorplan Master Owner Trust Series 2020-1, Class A1, 0.70%, 9/15/2025	625,000	603,637
AUTOMOBILE — 0.2%
Capital One Prime Auto Receivables Trust 2021-1 Series 2021-1, Class A3, 0.77%, 9/15/2026	250,000	236,811
CarMax Auto Owner Trust Series 2020-2, Class D, 5.75%, 5/17/2027	1,000,000	1,008,894
Carvana Auto Receivables Trust 2021-P4 Series 2021-P4, Class A3, 1.31%, 1/11/2027	292,000	274,396
Exeter Automobile Receivables Trust Class A3, 3.63%, 1/15/2026	750,000	750,835
GM Financial Automobile Leasing Trust 2021-3 Series 2021-3, Class A3, 0.39%, 10/21/2024	500,000	483,875
GM Financial Automobile Leasing Trust 2022-2 Series 2022-2, Class A3, 3.42%, 6/20/2025	500,000	498,226
GM Financial Consumer Automobile Receivables Trust:
Series 2021-2, Class A3, 0.51%, 4/16/2026	110,000	106,574
Series 2022-1, Class A3, 1.26%, 11/16/2026	350,000	335,177
GM Financial Consumer Automobile Receivables Trust 2021-3 Series 2021-3, Class A3, 0.48%, 6/16/2026	262,000	251,533
GM Financial Consumer Automobile Receivables Trust 2021-4 Series 2021-4, Class A3, 0.68%, 9/16/2026	300,000	285,393
Security Description	Principal Amount	Value
Honda Auto Receivables 2021-3 Owner Trust Series 2021-3, Class A3, 0.41%, 11/18/2025	$ 250,000	$ 239,927
Honda Auto Receivables Owner Trust Series 2021-4, Class A3, 0.88%, 1/21/2026	400,000	382,134
Hyundai Auto Receivables Trust:
Series 2022-A, Class A3, 2.22%, 10/15/2026	500,000	484,211
Series 2021-A, Class A3, 0.38%, 9/15/2025	125,000	121,151
Hyundai Auto Receivables Trust 2021-B Series 2021-B, Class A3, 0.38%, 1/15/2026	600,000	576,093
Mercedes-Benz Auto Receivables Trust 2021-1 Series 2021-1, Class A3, 0.46%, 6/15/2026	210,000	201,259
Mercedes-Benz Auto Trust Series 2021-B, Class A3, 0.40%, 11/15/2024	286,000	277,068
Nissan Auto Lease Trust 2021-A Series 2021-A, Class A3, 0.52%, 8/15/2024	300,000	291,069
Santander Drive Auto Receivables Trust Series 2022-1, Class A3, 1.94%, 11/17/2025	500,000	488,386
Santander Drive Auto Receivables Trust 2022-3 Series 2022-3, Class A3, 3.40%, 12/15/2026	500,000	496,796
Toyota Auto Receivables 2022-A Owner Trust Series 2022-A, Class A3, 1.23%, 6/15/2026	500,000	480,350
Toyota Auto Receivables Owner Trust Series 2020-D, Class A4, 0.47%, 1/15/2026	488,000	466,095
Volkswagen Auto Loan Enhanced Trust Series 2021-1, Class A3, 1.02%, 6/22/2026	121,000	116,010
World Omni Auto Receivables Trust:
Series 2022-A, Class A3, 1.66%, 5/17/2027	350,000	335,542
Series 2021-C, Class A3, 0.44%, 8/17/2026	450,000	431,648
		9,619,453

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
CREDIT CARD — 0.1%
American Express Credit Account Master Trust Series 2021-1, Class A, 0.90%, 11/15/2026	$ 1,103,000	$ 1,039,425
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 9/15/2026	382,000	362,804
Barclays Dryrock Issuance Trust Series 2021-1, Class A, 0.63%, 7/15/2027	500,000	470,266
Capital One Multi-Asset Execution Trust:
Series 2022-A1, Class A1, 2.80%, 3/15/2027	500,000	491,102
Class A, 3.49%, 5/15/2027	600,000	600,229
Series 2021-A3, Class A3, 1.04%, 11/15/2026	1,600,000	1,514,580
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	288,598
Discover Card Execution Note Trust:
Series 2021-A2, Class A2, 1.03%, 9/15/2028	544,000	495,948
Series 2022-A1, Class A1, 1.96%, 2/15/2027	375,000	362,095
Series 2022-A2, Class A, 3.32%, 5/15/2027	250,000	249,029
Synchrony Card Funding LLC Series 2022-A1, Class A, 3.37%, 4/15/2028	210,000	208,564
		6,082,640
OTHER ABS — 0.0% (a)
CNH Equipment Trust Series 2021-B, Class A3, 0.44%, 8/17/2026	500,000	475,191
John Deere Owner Trust Series 2021-B, Class A3, 0.52%, 3/16/2026	172,000	163,192
Verizon Master Trust Series 2021-1, Class A, 0.50%, 5/20/2027	1,220,000	1,152,357
Verizon Owner Trust Series 2020-B, Class B, 0.68%, 2/20/2025	500,000	480,602
		2,271,342
TOTAL ASSET-BACKED SECURITIES (Cost $19,368,176)		18,577,072
Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 3.2%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025	$ 195,000	$ 178,618
1.50%, 02/12/2025	1,245,000	1,195,486
Series GMTN, 0.50%, 02/02/2026	350,000	318,448
		1,692,552
CANADA — 0.3%
Canada Government International Bond:
0.75%, 05/19/2026	600,000	547,830
1.63%, 01/22/2025	695,000	671,016
2.88%, 04/28/2025	675,000	671,092
Export Development Canada 2.63%, 2/21/2024	415,000	412,257
Hydro-Quebec Series HH, 8.50%, 12/1/2029	100,000	130,928
Province of Alberta Canada:
1.30%, 07/22/2030	545,000	463,005
1.88%, 11/13/2024	478,000	463,751
2.95%, 01/23/2024	300,000	299,259
3.30%, 03/15/2028	400,000	396,736
3.35%, 11/01/2023	300,000	300,852
Province of British Columbia Canada:
1.30%, 01/29/2031	350,000	295,760
2.25%, 06/02/2026	274,000	263,681
Series 10, 1.75%, 09/27/2024	400,000	388,740
Province of Manitoba Canada:
3.05%, 05/14/2024	670,000	668,633
Series GX, 2.60%, 04/16/2024	150,000	148,632
Province of New Brunswick Canada 3.63%, 2/24/2028	150,000	151,613
Province of Ontario Canada:
0.63%, 01/21/2026	425,000	387,434
1.05%, 04/14/2026	425,000	391,200
1.13%, 10/07/2030	3,500,000	2,920,855
1.60%, 02/25/2031	500,000	430,165
2.00%, 10/02/2029	440,000	399,150
2.30%, 06/15/2026	200,000	192,406
2.50%, 04/27/2026	280,000	271,673
3.05%, 01/29/2024	308,000	307,926
3.10%, 05/19/2027	600,000	592,464
Province of Quebec Canada:
0.60%, 07/23/2025	441,000	407,638
1.35%, 05/28/2030	450,000	385,339
2.50%, 04/20/2026	100,000	97,150
2.75%, 04/12/2027	310,000	302,179

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series PD, 7.50%, 09/15/2029	$ 405,000	$ 504,893
Series QO, 2.88%, 10/16/2024	1,210,000	1,203,478
Series QX, 1.50%, 02/11/2025	1,145,000	1,098,685
		16,166,420
CHILE — 0.1%
Chile Government International Bond:
2.45%, 01/31/2031	268,000	228,700
2.55%, 01/27/2032	275,000	233,673
2.55%, 07/27/2033	620,000	506,490
2.75%, 01/31/2027	525,000	490,618
3.10%, 05/07/2041	750,000	572,392
3.10%, 01/22/2061	650,000	439,595
3.13%, 03/27/2025	390,000	380,683
3.13%, 01/21/2026	200,000	193,208
3.24%, 02/06/2028	680,000	640,295
3.50%, 01/31/2034	407,000	361,949
3.50%, 01/25/2050	828,000	637,121
3.50%, 04/15/2053	200,000	151,198
3.86%, 06/21/2047	380,000	317,118
4.34%, 03/07/2042	233,000	207,608
		5,360,648
CHINA — 0.0% (a)
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	198,000	201,916
FREE OF TAX — 0.1%
African Development Bank 3.38%, 7/7/2025	750,000	753,870
Asian Development Bank Series GMTN, 1.50%, 1/20/2027	1,331,000	1,238,642
Asian Infrastructure Investment Bank 3.38%, 6/29/2025	1,000,000	1,000,770
Council Of Europe Development Bank 3.00%, 6/16/2025	71,000	70,752
European Investment Bank:
1.75%, 03/15/2029 (b)	400,000	366,036
Series GMTN, 1.38%, 03/15/2027 (b)	1,550,000	1,430,635
Inter-American Development Bank:
1.50%, 01/13/2027	1,000,000	931,120
3.25%, 07/01/2024	250,000	250,595
		6,042,420
GERMANY — 0.2%
FMS Wertmanagement 2.75%, 1/30/2024	500,000	497,510
Security Description	Principal Amount	Value
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036 (b)	$ 1,365,000	$ 865,164
Zero Coupon, 06/29/2037	220,000	132,158
0.25%, 10/19/2023	1,850,000	1,785,897
0.25%, 03/08/2024	650,000	620,432
0.38%, 07/18/2025	650,000	598,553
0.50%, 09/20/2024	250,000	236,403
0.63%, 01/22/2026	1,150,000	1,053,009
0.75%, 09/30/2030	426,000	353,205
1.75%, 09/14/2029	448,000	408,128
2.00%, 05/02/2025	1,534,000	1,488,609
2.50%, 11/20/2024	788,000	777,772
2.63%, 02/28/2024	1,560,000	1,549,548
2.88%, 04/03/2028	744,000	732,431
3.13%, 06/10/2025	2,250,000	2,249,662
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026 (b)	550,000	505,335
0.88%, 09/03/2030 (b)	617,000	515,997
2.38%, 06/10/2025	255,000	249,530
Series 37, 2.50%, 11/15/2027 (b)	477,000	459,976
Series 40, 0.50%, 05/27/2025 (b)	525,000	487,247
		15,566,566
HONG KONG — 0.0% (a)
Hong Kong Government International Bond Series GMTN, 1.75%, 11/24/2031	200,000	173,371
HUNGARY — 0.0% (a)
Hungary Government International Bond:
5.75%, 11/22/2023	635,000	647,725
7.63%, 03/29/2041	450,000	519,309
		1,167,034
INDONESIA — 0.1%
Indonesia Government International Bond:
1.85%, 03/12/2031	385,000	311,638
2.15%, 07/28/2031	450,000	368,752
2.85%, 02/14/2030	306,000	272,465
3.05%, 03/12/2051	629,000	477,625
3.20%, 09/23/2061	469,000	330,814
3.35%, 03/12/2071	505,000	355,475
3.40%, 09/18/2029	305,000	283,098
3.50%, 02/14/2050	505,000	398,203
3.55%, 03/31/2032	400,000	362,804
3.70%, 10/30/2049	305,000	244,665
4.10%, 04/24/2028	345,000	339,118
4.35%, 01/11/2048	630,000	548,913
4.75%, 02/11/2029	225,000	226,955

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
5.35%, 02/11/2049	$ 347,000	$ 340,403
		4,860,928
ISRAEL — 0.1%
Israel Government AID Bond 5.50%, 9/18/2033	850,000	1,000,560
Israel Government International Bond:
2.75%, 07/03/2030	906,000	842,163
2.88%, 03/16/2026	180,000	175,358
3.25%, 01/17/2028	200,000	195,370
3.88%, 07/03/2050	943,000	828,916
4.13%, 01/17/2048	355,000	327,690
4.50%, 01/30/2043	480,000	473,189
State of Israel:
2.50%, 01/15/2030	425,000	389,700
3.38%, 01/15/2050	390,000	315,744
		4,548,690
ITALY — 0.1%
Italy Government International Bond 6.88%, 9/27/2023	1,092,000	1,134,479
Republic of Italy Government International Bond:
0.88%, 05/06/2024	575,000	543,691
1.25%, 02/17/2026	790,000	705,581
2.38%, 10/17/2024	1,315,000	1,273,262
2.88%, 10/17/2029	750,000	662,632
3.88%, 05/06/2051	760,000	612,233
4.00%, 10/17/2049	665,000	548,359
		5,480,237
JAPAN — 0.2%
Japan Bank for International Cooperation:
1.88%, 07/21/2026	225,000	212,618
2.00%, 10/17/2029	410,000	372,379
2.88%, 06/01/2027	989,000	965,630
Series DTC, 2.13%, 02/10/2025	225,000	218,932
Series DTC, 2.25%, 11/04/2026	817,000	780,807
Series DTC, 2.50%, 05/28/2025	500,000	489,650
Series DTC, 3.38%, 07/31/2023	200,000	200,660
Japan Bank for International Corp.:
0.38%, 09/15/2023	564,000	546,420
0.63%, 07/15/2025	390,000	360,352
1.25%, 01/21/2031	515,000	433,985
1.88%, 04/15/2031	1,100,000	970,398
2.13%, 02/16/2029	400,000	369,272
2.75%, 11/16/2027	200,000	193,178
2.88%, 07/21/2027	602,000	587,227
3.25%, 07/20/2023	1,165,000	1,167,691
Security Description	Principal Amount	Value
3.25%, 07/20/2028	$ 250,000	$ 248,253
3.38%, 10/31/2023	200,000	200,704
Series DTC, 1.75%, 10/17/2024	318,000	308,177
Series DTC, 2.38%, 04/20/2026	160,000	154,190
Series DTC, 2.50%, 05/23/2024	335,000	330,702
Series DTC, 3.00%, 05/29/2024	350,000	348,754
Japan International Cooperation Agency:
1.00%, 07/22/2030	250,000	206,710
2.75%, 04/27/2027	239,000	231,364
3.38%, 06/12/2028	200,000	198,686
		10,096,739
MEXICO — 0.2%
Mexico Government International Bond:
2.66%, 05/24/2031	1,171,000	962,597
3.25%, 04/16/2030	741,000	651,539
3.50%, 02/12/2034	840,000	694,100
3.60%, 01/30/2025	395,000	392,448
3.75%, 01/11/2028	895,000	856,739
3.77%, 05/24/2061	870,000	562,664
4.13%, 01/21/2026	480,000	479,976
4.15%, 03/28/2027	628,000	618,825
4.28%, 08/14/2041	1,021,000	807,049
4.35%, 01/15/2047	560,000	426,574
4.40%, 02/12/2052	250,000	187,298
4.50%, 04/22/2029	1,228,000	1,192,683
4.50%, 01/31/2050	1,082,000	839,913
4.60%, 01/23/2046	720,000	573,775
4.60%, 02/10/2048	637,000	504,077
4.75%, 04/27/2032	329,000	315,824
5.00%, 04/27/2051	575,000	475,836
6.05%, 01/11/2040	597,000	584,929
Series GMTN, 5.75%, 10/12/2110	775,000	647,954
Series MTN, 4.75%, 03/08/2044	1,732,000	1,434,720
		13,209,520
PANAMA — 0.1%
Panama Government International Bond:
2.25%, 09/29/2032	988,000	772,517
3.16%, 01/23/2030	560,000	498,551
3.30%, 01/19/2033	250,000	214,220
3.75%, 03/16/2025	475,000	469,542
3.87%, 07/23/2060	595,000	422,783
4.00%, 09/22/2024	870,000	869,382
4.30%, 04/29/2053	580,000	457,087
4.50%, 01/19/2063	565,000	437,864
6.70%, 01/26/2036	490,000	529,308
7.13%, 01/29/2026	230,000	249,297

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
8.88%, 09/30/2027	$ 520,000	$ 612,794
9.38%, 04/01/2029	264,000	322,526
		5,855,871
PERU — 0.1%
Peruvian Government International Bond:
1.86%, 12/01/2032	255,000	194,236
2.39%, 01/23/2026	689,000	640,494
2.78%, 01/23/2031	1,225,000	1,042,255
2.84%, 06/20/2030	765,000	667,080
3.00%, 01/15/2034	332,000	272,429
3.23%, 07/28/2121	285,000	175,418
3.55%, 03/10/2051	740,000	552,210
3.60%, 01/15/2072	500,000	337,600
5.63%, 11/18/2050	390,000	404,828
6.55%, 03/14/2037	351,000	382,467
7.35%, 07/21/2025	880,000	950,523
		5,619,540
PHILIPPINES — 0.1%
Philippine Government International Bond:
1.65%, 06/10/2031	398,000	319,335
1.95%, 01/06/2032	263,000	213,748
2.46%, 05/05/2030	442,000	385,482
2.65%, 12/10/2045	330,000	226,179
2.95%, 05/05/2045	395,000	282,563
3.00%, 02/01/2028	870,000	828,518
3.20%, 07/06/2046	585,000	436,983
3.70%, 02/02/2042	375,000	309,994
3.75%, 01/14/2029	678,000	658,270
3.95%, 01/20/2040	257,000	222,942
4.20%, 01/21/2024	510,000	514,616
5.00%, 01/13/2037	285,000	283,931
5.50%, 03/30/2026	325,000	340,165
6.38%, 10/23/2034	688,000	771,014
7.50%, 09/25/2024	225,000	235,343
7.75%, 01/14/2031	435,000	524,532
9.50%, 02/02/2030	567,000	729,996
9.50%, 02/02/2030	71,000	91,792
10.63%, 03/16/2025	219,000	257,798
		7,633,201
POLAND — 0.0% (a)
Poland Government International Bond 4.00%, 1/22/2024	530,000	530,122
Republic of Poland Government International Bond 3.25%, 4/6/2026	715,000	693,500
		1,223,622
SOUTH KOREA — 0.2%
Export-Import Bank of Korea:
0.38%, 02/09/2024	200,000	191,186
Security Description	Principal Amount	Value
0.63%, 06/29/2024	$ 450,000	$ 427,198
0.63%, 02/09/2026	355,000	320,675
1.13%, 12/29/2026	500,000	450,495
1.25%, 01/18/2025	208,000	196,756
1.25%, 09/21/2030	500,000	412,495
1.38%, 02/09/2031	350,000	288,200
1.63%, 01/18/2027	395,000	362,847
1.88%, 02/12/2025	115,000	110,390
2.13%, 01/18/2032	250,000	215,562
2.38%, 06/25/2024	200,000	196,682
2.38%, 04/21/2027	425,000	402,500
2.50%, 06/29/2041	185,000	148,056
2.63%, 05/26/2026	227,000	219,806
2.88%, 01/21/2025	495,000	487,565
4.00%, 01/14/2024	340,000	344,100
Korea Development Bank:
0.40%, 03/09/2024	100,000	95,295
0.40%, 06/19/2024	165,000	155,970
0.75%, 01/25/2025	210,000	196,186
0.80%, 04/27/2026	250,000	226,450
0.80%, 07/19/2026	265,000	237,978
1.00%, 09/09/2026	550,000	496,270
1.63%, 01/19/2031	525,000	442,318
2.00%, 02/24/2025	325,000	312,868
2.00%, 09/12/2026	425,000	399,802
2.25%, 02/24/2027	350,000	329,696
3.25%, 02/19/2024	620,000	619,808
Korea International Bond:
1.00%, 09/16/2030	440,000	366,208
1.75%, 10/15/2031	116,000	101,331
2.00%, 06/19/2024	315,000	307,453
2.75%, 01/19/2027	350,000	340,784
3.88%, 09/11/2023	150,000	151,376
4.13%, 06/10/2044	280,000	292,457
		9,846,763
SUPRANATIONAL — 1.3%
African Development Bank:
Series GDIF, 0.88%, 03/23/2026	1,310,000	1,204,938
Series GDIF, 0.88%, 07/22/2026	650,000	593,190
Asian Development Bank:
0.63%, 04/29/2025	1,250,000	1,167,012
1.50%, 10/18/2024	1,193,000	1,152,032
2.63%, 01/30/2024	845,000	839,693
5.82%, 06/16/2028	641,000	728,426
6.22%, 08/15/2027	140,000	157,854
Series GMTN, 0.25%, 07/14/2023	1,630,000	1,587,001
Series GMTN, 0.25%, 10/06/2023	1,100,000	1,063,634
Series GMTN, 0.38%, 06/11/2024	1,126,000	1,069,373
Series GMTN, 0.38%, 09/03/2025	780,000	715,650

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series GMTN, 0.50%, 02/04/2026	$ 1,350,000	$ 1,229,607
Series GMTN, 0.63%, 10/08/2024	100,000	94,789
Series GMTN, 0.75%, 10/08/2030	550,000	454,350
Series GMTN, 1.00%, 04/14/2026	1,350,000	1,246,927
Series GMTN, 1.50%, 03/04/2031	315,000	275,127
Series GMTN, 1.75%, 08/14/2026	50,000	47,337
Series GMTN, 1.75%, 09/19/2029	736,000	667,802
Series GMTN, 1.88%, 01/24/2030	825,000	751,930
Series GMTN, 2.00%, 01/22/2025	150,000	146,033
Series GMTN, 2.00%, 04/24/2026	390,000	373,679
Series GMTN, 2.50%, 11/02/2027	488,000	471,940
Series GMTN, 2.63%, 01/12/2027	200,000	195,618
Series GMTN, 2.75%, 01/19/2028	415,000	405,617
Series GMTN, 3.13%, 09/26/2028	250,000	248,943
Asian Infrastructure Investment Bank:
0.25%, 09/29/2023	1,685,000	1,627,659
0.50%, 05/28/2025	750,000	692,895
0.50%, 01/27/2026	200,000	181,160
2.25%, 05/16/2024	435,000	427,657
Corp. Andina de Fomento 3.75%, 11/23/2023	175,000	175,732
Council Of Europe Development Bank:
0.25%, 10/20/2023	585,000	564,285
0.88%, 09/22/2026	650,000	592,040
1.38%, 02/27/2025 (b)	850,000	813,280
2.50%, 02/27/2024	240,000	237,965
European Bank for Reconstruction & Development:
0.50%, 05/19/2025	850,000	789,072
1.63%, 09/27/2024	200,000	193,948
Series GMTN, 0.25%, 07/10/2023	350,000	340,918
Series GMTN, 0.50%, 11/25/2025	375,000	342,979
Series GMTN, 0.50%, 01/28/2026 (b)	1,285,000	1,169,286
Series GMTN, 1.50%, 02/13/2025	210,000	201,638
European Investment Bank:
0.25%, 09/15/2023	1,304,000	1,262,350
Security Description	Principal Amount	Value
0.38%, 12/15/2025	$ 1,050,000	$ 956,161
0.38%, 03/26/2026	875,000	789,906
0.63%, 07/25/2025	670,000	621,854
0.63%, 10/21/2027	380,000	333,309
0.75%, 10/26/2026	642,000	580,625
0.75%, 09/23/2030	480,000	398,568
0.88%, 05/17/2030	300,000	252,177
1.25%, 02/14/2031 (b)	1,195,000	1,024,820
1.63%, 03/14/2025 (b)	1,480,000	1,424,914
1.63%, 10/09/2029 (b)	290,000	261,505
1.63%, 05/13/2031 (b)	250,000	221,580
1.88%, 02/10/2025	1,366,000	1,325,416
2.25%, 06/24/2024 (b)	910,000	895,804
2.50%, 10/15/2024 (b)	200,000	197,544
2.63%, 03/15/2024	1,075,000	1,067,529
3.25%, 01/29/2024	1,121,000	1,124,632
4.88%, 02/15/2036 (b)	165,000	191,974
Series GMTN, 2.88%, 08/15/2023	1,785,000	1,783,126
Series GMTN, 3.13%, 12/14/2023	215,000	215,275
Inter-American Development Bank:
0.25%, 11/15/2023	625,000	602,025
0.50%, 09/23/2024	825,000	779,856
0.63%, 07/15/2025	380,000	352,720
0.63%, 09/16/2027	645,000	566,607
1.13%, 07/20/2028	1,150,000	1,020,142
2.00%, 07/23/2026	220,000	210,349
2.13%, 01/15/2025	766,000	748,267
2.25%, 06/18/2029	775,000	728,701
2.38%, 07/07/2027	440,000	423,892
2.63%, 01/16/2024	884,000	878,404
3.00%, 10/04/2023	416,000	415,896
3.00%, 02/21/2024	1,044,000	1,043,060
4.38%, 01/24/2044	72,000	79,376
Series GMTN, 0.88%, 04/20/2026	998,000	916,593
Series GMTN, 1.13%, 01/13/2031	650,000	551,096
Series GMTN, 1.75%, 03/14/2025	2,765,000	2,669,607
Series GMTN, 3.88%, 10/28/2041	694,000	707,151
International Bank for Reconstruction & Development:
0.25%, 11/24/2023	933,000	898,162
0.38%, 07/28/2025	2,050,000	1,886,963
0.50%, 10/28/2025	1,050,000	963,606
0.63%, 04/22/2025	2,032,000	1,898,599
0.75%, 03/11/2025	1,205,000	1,133,086
0.75%, 11/24/2027	1,690,000	1,488,603
0.75%, 08/26/2030	984,000	814,585
0.88%, 05/14/2030	975,000	819,000
1.13%, 09/13/2028	1,425,000	1,260,270

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
1.25%, 02/10/2031	$ 1,050,000	$ 898,737
1.63%, 01/15/2025	871,000	840,689
1.63%, 11/03/2031	1,429,000	1,249,675
2.50%, 03/19/2024	1,098,000	1,087,975
3.00%, 09/27/2023	421,000	420,924
Series GDIF, 1.38%, 04/20/2028	1,265,000	1,143,560
Series GDIF, 1.50%, 08/28/2024	1,370,000	1,326,393
Series GDIF, 1.75%, 10/23/2029	736,000	667,611
Series GDIF, 1.88%, 10/27/2026	247,000	234,487
Series GDIF, 2.13%, 03/03/2025	530,000	517,296
Series GDIF, 2.50%, 11/25/2024	391,000	386,145
Series GDIF, 2.50%, 07/29/2025	1,974,000	1,937,580
Series GDIF, 3.13%, 11/20/2025 (b)	880,000	879,674
Series GMTN, 4.75%, 02/15/2035	650,000	736,417
International Finance Corp.:
0.75%, 08/27/2030	50,000	41,436
Series GMTN, 0.38%, 07/16/2025	860,000	792,438
Series GMTN, 1.38%, 10/16/2024	436,000	420,252
Series GMTN, 2.88%, 07/31/2023	185,000	184,778
International Finance Corp. Series GMTN, 0.75%, 10/8/2026	800,000	723,864
Nordic Investment Bank:
0.38%, 09/20/2024	200,000	188,554
0.38%, 09/11/2025	250,000	229,330
2.25%, 05/21/2024	585,000	576,131
2.88%, 07/19/2023	250,000	249,973
Series GMTN, 0.50%, 01/21/2026 (b)	500,000	455,830
		80,214,450
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
0.50%, 11/10/2023	350,000	338,240
0.50%, 08/26/2025	250,000	229,870
Series GMTN, 0.25%, 09/29/2023	625,000	604,263
Series GMTN, 0.38%, 07/30/2024	1,505,000	1,424,799
Series GMTN, 0.63%, 05/14/2025	280,000	260,478
Series USMT, 0.38%, 03/11/2024	495,000	472,690
		3,330,340
Security Description	Principal Amount	Value
SWITZERLAND — 0.0% (a)
Credit Suisse AG 3.70%, 2/21/2025	$ 750,000	$ 734,213
URUGUAY — 0.0% (a)
Uruguay Government International Bond:
4.38%, 10/27/2027	440,000	445,729
4.38%, 01/23/2031	592,000	599,506
4.50%, 08/14/2024	650,000	656,318
4.98%, 04/20/2055	710,000	699,208
5.10%, 06/18/2050	852,000	853,465
8.00%, 11/18/2022	93,000	94,559
		3,348,785
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $221,610,324)		202,373,826
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.8%
Federal Farm Credit Banks Funding Corp.:
0.25%, 2/26/2024	3,985,000	3,812,968
1.13%, 1/6/2025	412,000	393,147
2.02%, 4/1/2031	215,000	187,843
2.63%, 5/16/2024	4,045,000	4,015,431
Federal Home Loan Bank:
0.13%, 8/28/2023	1,150,000	1,113,223
0.50%, 4/14/2025	4,780,000	4,457,589
0.75%, 2/24/2026	465,000	424,220
0.80%, 11/27/2023	571,000	553,790
1.50%, 8/15/2024	386,000	374,474
2.50%, 2/13/2024 (b)	1,795,000	1,781,879
2.75%, 6/28/2024	5,000,000	4,969,900
3.25%, 11/16/2028 (b)	2,955,000	2,967,086
3.38%, 12/8/2023	750,000	753,585
5.50%, 7/15/2036	1,140,000	1,370,542
Federal Home Loan Banks 2.13%, 2/28/2024	820,000	808,323
Federal Home Loan Mortgage Corp.:
0.13%, 10/16/2023	2,275,000	2,194,488
0.25%, 8/24/2023	1,455,000	1,411,117
0.25%, 9/8/2023 (b)	830,000	804,013
0.25%, 11/6/2023	700,000	675,374
0.25%, 12/4/2023	1,155,000	1,111,387
0.38%, 9/23/2025	1,125,000	1,031,771
1.50%, 2/12/2025	2,950,000	2,835,806
1.50%, 2/1/2037	9,574,947	8,733,535
1.50%, 4/1/2037	5,668,814	5,160,213
1.50%, 5/1/2041	4,536,686	3,831,981
1.50%, 2/1/2051	6,278,070	5,222,362
1.50%, 10/1/2051	6,313,971	5,249,233
1.50%, 11/1/2051	5,744,346	4,775,077

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
2.00%, 7/1/2035	$ 3,798,552	$ 3,564,144
2.00%, 6/1/2036	12,850,581	12,015,946
2.00%, 1/1/2037	9,659,720	9,032,329
2.00%, 4/1/2037	2,992,418	2,793,909
2.00%, 10/1/2050	10,206,601	8,913,696
2.00%, 11/1/2050	14,580,049	12,733,144
2.00%, 12/1/2050	8,743,486	7,635,919
2.00%, 1/1/2051	11,122,802	9,713,838
2.00%, 2/1/2051	36,949,117	32,268,645
2.00%, 4/1/2051	6,875,112	6,004,218
2.00%, 9/1/2051	20,785,098	18,076,521
2.00%, 11/1/2051	25,044,630	21,777,095
2.00%, 2/1/2052	19,223,604	16,711,057
2.00%, 3/1/2052	17,216,851	14,948,024
2.50%, 9/1/2028	82,618	81,598
2.50%, 10/1/2029	209,267	206,209
2.50%, 1/1/2031	264,650	260,039
2.50%, 5/1/2031	783,692	767,929
2.50%, 6/1/2031	307,571	301,384
2.50%, 11/1/2032	675,368	659,021
2.50%, 12/1/2032	547,454	534,203
2.50%, 2/1/2033	1,017,078	992,460
2.50%, 3/1/2033	1,762,290	1,718,093
2.50%, 8/1/2035	2,707,432	2,599,706
2.50%, 9/1/2035	1,968,501	1,890,176
2.50%, 1/1/2037	3,909,929	3,743,567
2.50%, 9/1/2046	681,159	621,105
2.50%, 8/1/2050	14,518,371	13,132,644
2.50%, 10/1/2050	8,510,278	7,693,404
2.50%, 11/1/2050	6,634,377	5,995,773
2.50%, 6/1/2051	17,328,473	15,614,352
2.50%, 9/1/2051	17,605,410	15,870,546
2.50%, 10/1/2051	14,679,482	13,230,669
2.50%, 11/1/2051	17,963,920	16,188,161
2.50%, 12/1/2051	15,216,040	13,709,556
3.00%, 11/1/2027	729,893	729,577
3.00%, 2/1/2029	165,744	165,591
3.00%, 7/1/2029	143,490	142,516
3.00%, 9/1/2029	219,572	218,081
3.00%, 4/1/2030	216,484	215,099
3.00%, 12/1/2030	568,880	565,238
3.00%, 2/1/2031	1,185,340	1,175,129
3.00%, 5/1/2031	429,816	426,505
3.00%, 9/1/2032	1,111,694	1,101,712
3.00%, 4/1/2033	3,815,102	3,785,718
3.00%, 5/1/2033	2,135,444	2,117,343
3.00%, 7/1/2035	217,728	212,655
3.00%, 4/1/2036	420,846	411,005
3.00%, 8/1/2036	777,198	759,373
3.00%, 3/1/2043	446,167	426,661
3.00% 4/1/2043	752,337	719,447
3.00% 7/1/2043	280,155	267,907
3.00%, 8/1/2043	126,336	120,813
3.00%, 9/1/2043	186,978	178,804
3.00%, 10/1/2043	138,797	132,729
Security Description	Principal Amount	Value
3.00%, 6/1/2045	$ 433,505	$ 411,929
3.00% 8/1/2045	1,404,311	1,340,064
3.00%, 4/1/2046	632,431	600,123
3.00%, 9/1/2046	470,670	446,626
3.00%, 10/1/2046	2,576,141	2,444,538
3.00%, 11/1/2046	514,026	487,767
3.00%, 12/1/2046	1,570,557	1,490,325
3.00%, 2/1/2047	1,507,144	1,430,151
3.00%, 7/1/2047	3,313,631	3,141,376
3.00%, 12/1/2047	2,791,984	2,638,817
3.00%, 1/1/2048	752,455	711,176
3.00%, 2/1/2048	1,579,784	1,493,119
3.00%, 3/1/2048	78,616	74,304
3.00%, 10/1/2049	1,799,953	1,692,866
3.00%, 12/1/2049	1,360,331	1,279,398
3.00%, 1/1/2050	3,817,417	3,590,301
3.00%, 2/1/2050	4,194,565	3,945,011
3.00%, 4/1/2050	6,552,796	6,149,596
3.00%, 6/1/2051	4,848,655	4,530,440
3.00%, 3/1/2052	12,002,224	11,187,175
3.50%, 5/1/2026	226,037	226,003
3.50%, 1/1/2029	50,135	49,969
3.50%, 11/1/2029	173,763	174,548
3.50%, 2/1/2030	103,822	104,291
3.50%, 3/1/2032	165,347	165,585
3.50%, 6/1/2033	367,351	367,850
3.50%, 1/1/2034	847,591	848,742
3.50%, 3/1/2038	757,126	744,498
3.50%, 10/1/2041	92,961	91,426
3.50%, 4/1/2043	170,809	167,957
3.50% 5/1/2043	278,461	273,917
3.50% 8/1/2043	502,646	494,720
3.50%, 6/1/2044	101,671	99,925
3.50%, 8/1/2044	204,489	200,977
3.50%, 10/1/2044	116,586	114,584
3.50%, 11/1/2044	181,108	177,998
3.50%, 12/1/2044	151,715	149,110
3.50%, 1/1/2045	193,388	190,067
3.50%, 2/1/2045	266,369	261,795
3.50% 7/1/2045	3,494,155	3,432,689
3.50%, 10/1/2045	240,417	235,540
3.50% 12/1/2045	474,296	464,678
3.50%, 3/1/2046	508,739	497,854
3.50%, 5/1/2046	228,000	223,122
3.50%, 8/1/2046	1,363,149	1,335,516
3.50%, 9/1/2046	2,918,257	2,855,820
3.50%, 12/1/2046	375,544	367,510
3.50%, 4/1/2047	42,616	41,652
3.50%, 9/1/2047	1,979,692	1,934,910
3.50%, 10/1/2047	278,204	271,911
3.50%, 11/1/2047	152,638	149,185
3.50%, 12/1/2047	410,127	400,850
3.50%, 1/1/2048	720,425	704,129
3.50%, 2/1/2048	1,938,904	1,895,046
3.50%, 5/1/2048	1,236,501	1,208,456

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.50%, 7/1/2048	$ 388,208	$ 379,403
3.50%, 11/1/2048	1,043,298	1,019,635
3.50%, 6/1/2049	1,381,614	1,342,701
3.50%, 7/1/2049	820,121	797,022
3.50%, 3/1/2050	3,401,854	3,306,041
4.00%, 4/1/2024	8,082	8,185
4.00%, 5/1/2025	9,594	9,702
4.00%, 6/1/2025	23,042	23,301
4.00%, 8/1/2025	4,813	4,867
4.00%, 9/1/2025	8,708	8,806
4.00%, 6/1/2026	64,756	65,483
4.00%, 7/1/2029	1,591,978	1,608,454
4.00%, 10/1/2040	86,411	87,393
4.00%, 12/1/2041	268,535	271,561
4.00%, 4/1/2042	183,589	185,659
4.00%, 6/1/2042	408,962	413,634
4.00%, 12/1/2043	87,808	88,626
4.00% 5/1/2044	196,140	197,824
4.00%, 7/1/2044	290,566	293,060
4.00%, 12/1/2044	102,998	103,882
4.00%, 4/1/2045	215,145	216,185
4.00%, 5/1/2045	1,167,335	1,180,513
4.00%, 10/1/2045	315,622	317,148
4.00%, 11/1/2045	1,545,096	1,551,119
4.00%, 1/1/2046	233,407	234,535
4.00%, 3/1/2046	209,489	211,642
4.00%, 1/1/2047	3,827,981	3,832,604
4.00%, 9/1/2047	159,373	159,608
4.00%, 11/1/2047	944,684	946,076
4.00%, 12/1/2047	376,941	377,496
4.00%, 1/1/2048	553,118	553,933
4.00%, 4/1/2048	858,322	858,653
4.00% 5/1/2048	1,313,232	1,313,737
4.00%, 7/1/2048	900,963	901,310
4.00%, 10/1/2048	1,577,017	1,577,624
4.00%, 12/1/2048	765,279	765,574
4.00%, 9/1/2049	785,792	783,189
4.00%, 6/1/2050	1,106,263	1,093,540
4.00%, 2/1/2051	1,771,774	1,765,905
4.50%, 10/1/2024	4,852	4,873
4.50%, 2/1/2039	1,270	1,310
4.50%, 6/1/2039	79,916	82,428
4.50%, 12/1/2039	37,937	39,129
4.50%, 6/1/2040	1,079	1,113
4.50%, 12/1/2040	223,813	230,852
4.50%, 4/1/2041	3,658	3,772
4.50%, 7/1/2041	132,230	136,361
4.50%, 8/1/2041	11,228	11,579
4.50%, 9/1/2041	48,592	50,111
4.50%, 10/1/2041	364,265	375,730
4.50%, 10/1/2043	4,482	4,618
4.50%, 8/1/2044	6,831	7,016
4.50%, 9/1/2044	173,130	177,821
4.50%, 4/1/2047	52,763	53,781
4.50%, 10/1/2047	53,570	54,603
Security Description	Principal Amount	Value
4.50%, 12/1/2047	$ 157,927	$ 160,974
4.50% 1/1/2048	538,900	549,307
4.50%, 5/1/2048	618,231	628,655
4.50%, 6/1/2048	220,390	224,106
4.50%, 7/1/2048	556,295	566,208
4.50%, 12/1/2048	355,573	361,909
4.50%, 3/1/2049	509,447	518,525
4.50%, 7/1/2049	3,103,791	3,149,782
5.00%, 11/1/2035	8,342	8,776
5.00% 12/1/2036	1,577	1,658
5.00% 2/1/2038	125,261	131,912
5.00% 3/1/2038	79,218	83,406
5.00%, 6/1/2038	21,902	23,076
5.00% 11/1/2038	182,553	192,206
5.00%, 1/1/2039	27,230	28,690
5.00%, 2/1/2039	59,078	62,245
5.00%, 3/1/2039	184,522	194,490
5.00%, 10/1/2039	17,180	18,101
5.00%, 7/1/2048	749,955	769,729
5.00%, 9/1/2048	163,815	168,134
5.00%, 11/1/2048	729,253	747,746
5.00%, 3/1/2049	279,710	287,085
5.00%, 3/1/2050	826,258	847,153
5.50%, 11/1/2026	16,935	17,626
5.50%, 6/1/2027	4,526	4,711
5.50%, 4/1/2028	7,752	8,075
5.50%, 7/1/2028	12,313	12,825
5.50%, 7/1/2033	629	669
5.50% 1/1/2037	53,427	57,055
5.50%, 9/1/2037	305	326
5.50%, 11/1/2037	3,345	3,574
5.50%, 1/1/2038	33,204	35,486
5.50%, 4/1/2038	110,111	117,677
5.50% 7/1/2038	142,532	152,324
5.50%, 10/1/2038	2,906	3,105
5.50%, 11/1/2038	1,239	1,324
6.00%, 8/1/2031	3,439	3,675
6.00%, 3/1/2036	5,695	6,188
6.00%, 8/1/2036	28,476	31,038
6.00%, 1/1/2037	2,986	3,248
6.00%, 12/1/2037	2,588	2,827
6.00%, 10/1/2038	1,741	1,838
6.00%, 3/1/2040	1,633	1,793
6.00%, 5/1/2040	288,135	314,397
6.25%, 7/15/2032	3,100,000	3,847,689
6.50%, 11/1/2037	23,325	25,784
6.50%, 2/1/2038	4,872	5,177
6.50%, 9/1/2038	79,776	88,448
6.50%, 9/1/2039	38,769	42,806
6.75%, 3/15/2031 (b)	1,101,000	1,378,936
Series K037, Class A2, 3.49%, 1/25/2024	1,000,000	996,699
Series K041, Class A2, 3.17%, 10/25/2024	750,000	747,538

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series K049, Class A2, 3.01%, 7/25/2025	$ 350,000	$ 346,430
Series K053, Class A2, 3.00%, 12/25/2025	350,000	345,768
Series K055, Class A2, 2.67%, 3/25/2026	1,000,000	976,815
Series K064, Class A2, 3.22%, 3/25/2027	800,000	794,729
Series K067, Class AM, 3.28%, 8/25/2027	500,000	495,980
Series K069, Class A2, 3.19%, 9/25/2027 (c)	1,500,000	1,486,074
Series K070, Class A2, 3.30%, 11/25/2027 (c)	1,500,000	1,494,139
Series K072, Class A2, 3.44%, 12/25/2027	2,010,000	2,014,997
Series K079, Class A2, 3.93%, 6/25/2028	1,150,000	1,180,073
Series K083, Class A2, 4.05%, 9/25/2028 (c)	525,000	542,628
Series K085, Class A2, 4.06%, 10/25/2028 (c)	2,200,000	2,259,732
Series K086, Class A2, 3.86%, 11/25/2028 (c)	799,999	818,433
Series K087, Class A2, 3.77%, 12/25/2028	270,000	275,074
Series K089, Class A2, 3.56%, 1/25/2029	2,500,000	2,516,619
Series K092, Class A2, 3.30%, 4/25/2029	500,000	495,324
Series K093, Class A2, 2.98%, 5/25/2029	500,000	486,220
Series K094, Class A2, 2.90%, 6/25/2029	531,291	514,491
Series K101, Class A2, 2.52%, 10/25/2029	500,000	471,234
Series K108, Class A2, 1.52%, 3/25/2030	888,889	775,245
Series K109, Class A2, 1.56%, 4/25/2030	600,000	523,691
Series K110, Class A2, 1.48%, 4/25/2030	160,714	139,431
Series K114, Class A2, 1.37%, 6/25/2030	250,000	213,856
Series K115, Class A2, 1.38%, 6/25/2030	500,000	428,427
Series K118, Class A2, 1.49%, 9/25/2030	2,350,000	2,022,155
Series K121, Class A2, 1.55%, 10/25/2030	340,000	292,917
Series K123, Class A2, 1.62%, 12/25/2030	233,333	201,975
Series K128, Class A2, 2.02%, 3/25/2031	650,000	579,153
Series K131, Class A2, 1.85%, 7/25/2031	1,000,000	873,651
Security Description	Principal Amount	Value
Series K-1520, Class A2, 2.44%, 2/25/2036	$ 650,000	$ 546,372
Series K1522, Class A2, 2.36%, 10/25/2036	500,000	411,614
Series K723, Class A2, 2.45%, 8/25/2023	610,764	602,902
Series K730, Class A2, 3.59%, 1/25/2025 (c)	1,000,000	1,001,197
Series K735, Class A2, 2.86%, 5/25/2026	500,000	487,553
Series K736, Class A2, 2.28%, 7/25/2026	5,000,000	4,782,576
Series K737, Class A2, 2.53%, 10/25/2026	1,250,000	1,206,610
Series K743, Class A2, 1.77%, 5/25/2028	500,000	456,793
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (c)	220,000	199,091
Series K159, Class A3, VRN, 3.95%, 11/25/2033 (c)	1,616,667	1,616,138
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (c)	433,333	399,835
Federal National Mortgage Association:
0.25%, 7/10/2023	910,000	883,910
0.25%, 11/27/2023	2,045,000	1,970,378
0.30%, 8/3/2023	750,000	727,560
0.38%, 8/25/2025	3,510,000	3,224,637
0.63%, 4/22/2025	1,055,000	986,372
0.75%, 10/8/2027 (b)	3,070,000	2,721,095
0.88%, 8/5/2030 (b)	6,830,000	5,650,459
1.50%, 7/1/2036	12,901,482	11,767,832
1.50%, 3/1/2037	16,833,195	15,321,597
1.50%, 4/1/2037	4,433,617	4,035,484
1.50%, 1/1/2042	3,903,189	3,296,597
1.50%, 10/1/2051	15,753,245	13,095,737
1.50%, 11/1/2051	16,874,443	14,026,064
1.63%, 10/15/2024	525,000	508,757
1.63%, 1/7/2025	1,750,000	1,689,923
1.75%, 7/2/2024 (b)	500,000	488,120
1.88%, 9/24/2026	1,366,000	1,300,814
2.00%, 9/1/2035	6,026,591	5,654,628
2.00%, 11/1/2035	5,645,677	5,297,223
2.00%, 12/1/2035	3,867,664	3,628,951
2.00%, 2/1/2036	6,208,510	5,825,318
2.00% 6/1/2036	12,333,709	11,532,663
2.00%, 12/1/2036	11,904,640	11,131,460
2.00%, 5/1/2037	3,594,962	3,356,517
2.00%, 8/1/2040	663,375	594,657
2.00%, 10/1/2040	1,487,345	1,332,842
2.00%, 11/1/2040	3,815,960	3,418,828
2.00%, 12/1/2040	3,132,789	2,806,208
2.00%, 2/1/2041	4,186,089	3,748,586

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
2.00%, 10/1/2041	$ 6,582,814	$ 5,885,177
2.00%, 11/1/2041	7,636,024	6,824,736
2.00%, 2/1/2042	4,100,790	3,660,080
2.00%, 6/1/2050	668,385	583,718
2.00%, 8/1/2050	13,575,813	11,856,107
2.00%, 10/1/2050	24,479,845	21,378,880
2.00% 1/1/2051	20,462,039	17,870,026
2.00%, 2/1/2051	11,406,661	9,961,731
2.00%, 3/1/2051	8,680,860	7,553,676
2.00%, 4/1/2051	22,226,430	19,338,669
2.00%, 5/1/2051	12,593,608	10,956,411
2.00%, 7/1/2051	18,395,974	16,001,604
2.00%, 11/1/2051	38,528,964	33,502,189
2.00%, 1/1/2052	16,000,287	13,910,289
2.00%, 3/1/2052	21,193,699	18,399,562
2.13%, 4/24/2026	475,000	458,689
2.50%, 2/5/2024	300,000	297,843
2.50%, 7/1/2028	250,737	247,410
2.50% 8/1/2028	701,614	692,303
2.50%, 10/1/2028	175,668	173,337
2.50%, 3/1/2029	617,723	609,400
2.50%, 2/1/2030	273,338	269,088
2.50%, 5/1/2030	446,214	438,025
2.50% 7/1/2030	2,250,383	2,219,778
2.50%, 2/1/2031	505,422	496,147
2.50%, 8/1/2031	1,254,653	1,228,257
2.50%, 6/1/2032	10,705,978	10,480,743
2.50%, 12/1/2032	828,818	807,973
2.50%, 1/1/2033	1,269,417	1,237,492
2.50%, 12/1/2033	2,476,900	2,431,446
2.50% 2/1/2035	5,705,500	5,548,936
2.50%, 8/1/2035	2,006,441	1,926,574
2.50%, 5/1/2036	1,607,040	1,538,688
2.50%, 4/1/2038	1,057,051	981,865
2.50%, 2/1/2040	474,930	439,311
2.50%, 5/1/2040	1,531,212	1,415,744
2.50%, 7/1/2041	5,467,296	5,022,546
2.50%, 4/1/2042	3,947,126	3,622,016
2.50%, 10/1/2042	209,371	193,181
2.50% 11/1/2049	7,650,160	6,955,408
2.50%, 1/1/2050	2,606,982	2,370,228
2.50%, 6/1/2050	4,584,784	4,148,287
2.50%, 7/1/2050	6,743,471	6,101,455
2.50%, 8/1/2050	7,034,302	6,362,697
2.50%, 10/1/2050	16,564,062	14,973,644
2.50% 4/1/2051	35,165,931	31,750,621
2.50%, 7/1/2051	17,180,470	15,492,846
2.50%, 8/1/2051	14,384,382	12,969,186
2.50%, 9/1/2051	20,598,004	18,568,295
2.50% 10/1/2051	36,344,519	32,757,531
2.50%, 3/1/2052	19,923,888	17,933,791
2.63%, 9/6/2024 (b)	2,210,000	2,189,138
2.88%, 9/12/2023	1,434,000	1,433,871
3.00%, 8/1/2027	122,086	121,897
3.00%, 11/1/2028	317,330	316,748
Security Description	Principal Amount	Value
3.00%, 6/1/2029	$ 93,319	$ 92,599
3.00% 8/1/2029	381,362	378,421
3.00%, 9/1/2029	131,507	130,493
3.00%, 6/1/2030	191,540	190,139
3.00%, 9/1/2030	38,943	38,659
3.00%, 11/1/2030	94,286	93,597
3.00%, 12/1/2030	334,933	332,483
3.00%, 6/1/2032	1,690,971	1,674,226
3.00%, 10/1/2032	480,424	475,667
3.00%, 1/1/2033	341,403	338,022
3.00%, 2/1/2033	736,145	728,855
3.00%, 2/1/2034	822,104	814,385
3.00%, 8/1/2034	4,096,535	4,028,052
3.00%, 2/1/2035	144,379	141,023
3.00%, 3/1/2035	117,606	114,752
3.00%, 6/1/2035	905,229	890,096
3.00%, 2/1/2036	313,732	306,118
3.00%, 11/1/2036	3,399,088	3,316,383
3.00%, 1/1/2037	876,674	855,343
3.00%, 9/1/2037	689,457	662,928
3.00%, 1/1/2038	1,202,425	1,156,158
3.00%, 6/1/2042	1,989,661	1,881,748
3.00%, 12/1/2042	215,964	206,576
3.00%, 1/1/2043	487,687	466,488
3.00%, 3/1/2043	472,800	451,701
3.00%, 4/1/2043	115,781	110,614
3.00% 5/1/2043	1,243,063	1,187,590
3.00% 6/1/2043	903,936	863,597
3.00% 7/1/2043	953,332	910,789
3.00%, 8/1/2043	481,230	460,312
3.00%, 2/1/2044	3,639,006	3,476,609
3.00%, 5/1/2045	3,490,690	3,334,912
3.00%, 8/1/2045	5,201,206	4,969,094
3.00%, 9/1/2045	333,678	316,747
3.00% 11/1/2045	700,447	664,907
3.00%, 5/1/2046	638,881	605,630
3.00%, 8/1/2046	714,656	677,461
3.00%, 9/1/2046	722,370	684,774
3.00%, 10/1/2046	281,464	266,815
3.00% 11/1/2046	2,948,494	2,812,096
3.00% 1/1/2047	2,583,619	2,449,154
3.00% 3/1/2047	2,592,928	2,461,163
3.00%, 7/1/2047	2,274,514	2,156,136
3.00%, 10/1/2047	2,696,936	2,556,574
3.00%, 12/1/2047	3,832,760	3,633,284
3.00% 2/1/2048	2,865,335	2,708,262
3.00% 12/1/2049	10,056,921	9,458,497
3.00%, 1/1/2050	1,994,637	1,875,949
3.00%, 7/1/2050	4,282,256	4,016,325
3.00% 9/1/2050	19,761,338	18,488,209
3.00%, 9/1/2051	8,396,430	7,840,583
3.00%, 1/1/2052	14,953,404	13,951,911
3.00%, 5/1/2052	12,396,708	11,552,234
3.50%, 10/1/2025	30,546	30,512
3.50%, 11/1/2025	46,007	45,956

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.50%, 3/1/2026	$ 28,541	$ 28,511
3.50%, 1/1/2027	142,384	142,229
3.50%, 5/1/2029	77,257	77,537
3.50%, 1/1/2030	114,595	115,010
3.50%, 3/1/2031	366,498	367,996
3.50%, 6/1/2033	737,789	738,126
3.50%, 6/1/2034	300,946	300,089
3.50%, 7/1/2034	552,776	551,202
3.50%, 11/1/2034	1,870,778	1,865,451
3.50%, 2/1/2037	263,113	262,028
3.50%, 2/1/2038	178,797	176,305
3.50%, 4/1/2038	787,301	773,293
3.50%, 5/1/2038	289,516	284,365
3.50%, 12/1/2040	272,340	267,927
3.50%, 1/1/2042	113,738	111,862
3.50%, 3/1/2042	213,829	210,175
3.50%, 5/1/2042	601,132	590,859
3.50%, 8/1/2042	259,746	255,307
3.50%, 10/1/2042	260,012	255,569
3.50%, 1/1/2043	100,254	98,540
3.50%, 5/1/2043	79,110	77,788
3.50%, 7/1/2043	297,601	292,627
3.50% 1/1/2044	10,291,904	10,116,126
3.50%, 10/1/2044	182,199	178,900
3.50% 1/1/2045	294,235	288,909
3.50% 2/1/2045	7,590,485	7,460,762
3.50%, 4/1/2045	315,760	309,060
3.50% 8/1/2045	680,644	666,202
3.50% 11/1/2045	1,839,493	1,800,460
3.50% 12/1/2045	1,547,667	1,514,827
3.50%, 1/1/2046	525,140	513,997
3.50% 2/1/2046	3,010,151	2,945,790
3.50%, 10/1/2046	710,012	694,158
3.50%, 2/1/2047	204,986	200,409
3.50% 5/1/2047	3,504,003	3,427,370
3.50% 7/1/2047	1,720,362	1,691,116
3.50%, 10/1/2047	180,637	176,382
3.50% 11/1/2047	9,192,086	8,982,645
3.50%, 12/1/2047	9,303,615	9,135,190
3.50% 1/1/2048	2,381,146	2,325,056
3.50% 2/1/2048	3,095,773	3,022,849
3.50%, 6/1/2048	1,104,695	1,078,607
3.50%, 8/1/2048	139,611	136,314
3.50%, 9/1/2048	357,989	349,535
3.50%, 10/1/2048	2,221,665	2,169,331
3.50%, 11/1/2048	698,531	682,933
3.50%, 7/1/2049	1,871,541	1,818,825
3.50%, 8/1/2049	1,411,179	1,371,430
3.50%, 6/1/2050	1,927,347	1,864,653
3.50%, 12/1/2051	6,618,508	6,383,506
3.50%, 6/1/2052	8,701,205	8,373,802
4.00%, 4/1/2024	11,019	11,150
4.00%, 1/1/2025	16,734	16,933
4.00%, 3/1/2026	15,967	16,133
4.00%, 12/1/2034	168,111	170,962
Security Description	Principal Amount	Value
4.00%, 3/1/2037	$ 413,525	$ 419,600
4.00%, 3/1/2038	436,598	440,431
4.00%, 6/1/2038	256,092	258,340
4.00%, 8/1/2039	213,622	215,862
4.00%, 9/1/2040	1,903,602	1,923,426
4.00% 12/1/2040	417,397	421,743
4.00%, 3/1/2041	242,545	245,052
4.00%, 12/1/2041	267,017	269,777
4.00%, 1/1/2042	125,575	126,873
4.00%, 2/1/2042	52,166	52,705
4.00%, 10/1/2043	242,967	245,232
4.00%, 12/1/2043	34,376	34,696
4.00%, 5/1/2044	718,254	725,734
4.00%, 6/1/2044	164,375	165,633
4.00% 7/1/2044	1,061,628	1,071,282
4.00%, 9/1/2044	111,603	112,458
4.00% 10/1/2044	195,828	197,328
4.00%, 12/1/2044	175,213	176,554
4.00%, 1/1/2045	528,919	534,459
4.00%, 3/1/2045	155,071	155,674
4.00%, 5/1/2045	323,717	324,976
4.00%, 6/1/2045	441,077	444,454
4.00%, 7/1/2045	239,504	240,435
4.00%, 9/1/2045	294,814	295,960
4.00%, 12/1/2045	179,934	180,633
4.00%, 2/1/2046	70,665	70,939
4.00%, 4/1/2046	230,101	230,379
4.00%, 10/1/2046	1,290,680	1,304,016
4.00%, 11/1/2046	266,208	266,529
4.00% 4/1/2047	3,082,694	3,084,952
4.00%, 7/1/2047	73,419	73,459
4.00%, 8/1/2047	317,372	317,543
4.00%, 9/1/2047	1,688,478	1,689,391
4.00%, 12/1/2047	3,344,272	3,346,079
4.00%, 1/1/2048	1,286,355	1,287,050
4.00%, 2/1/2048	544,466	544,760
4.00%, 5/1/2048	67,294	67,256
4.00% 6/1/2048	2,539,578	2,538,173
4.00%, 7/1/2048	514,452	514,167
4.00%, 8/1/2048	826,450	825,993
4.00%, 9/1/2048	1,150,113	1,149,477
4.00%, 10/1/2048	3,216,590	3,229,093
4.00% 11/1/2048	2,731,196	2,731,362
4.00%, 1/1/2049	2,186,590	2,209,494
4.00%, 3/1/2049	271,345	270,446
4.00%, 5/1/2049	802,340	799,683
4.00%, 6/1/2049	6,080,252	6,087,582
4.00%, 7/1/2049	916,104	913,070
4.00%, 8/1/2049	1,531,389	1,530,541
4.00%, 2/1/2050	581,731	579,804
4.00%, 7/1/2050	1,095,672	1,095,066
4.00%, 3/1/2051	6,833,826	6,811,195
4.50% 4/1/2023	12,762	12,829
4.50%, 8/1/2023	19	19
4.50%, 4/1/2031	99,660	102,662

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.50%, 4/1/2039	$ 195,000	$ 200,946
4.50%, 4/1/2040	214,823	221,361
4.50%, 10/1/2040	92,471	95,285
4.50%, 2/1/2041	237,357	244,541
4.50%, 5/1/2041	119,482	123,118
4.50%, 1/1/2042	445,065	458,534
4.50%, 9/1/2043	90,991	93,652
4.50% 12/1/2043	301,150	309,957
4.50%, 1/1/2044	44,698	46,005
4.50%, 2/1/2044	161,704	166,433
4.50% 6/1/2044	258,440	265,508
4.50%, 3/1/2046	468,720	482,983
4.50%, 9/1/2047	101,243	103,093
4.50%, 11/1/2047	769,191	783,243
4.50%, 2/1/2048	2,917,012	2,970,302
4.50% 4/1/2048	4,408,358	4,537,717
4.50%, 6/1/2048	2,952,837	3,006,782
4.50% 8/1/2048	1,856,554	1,887,852
4.50%, 11/1/2048	1,517,221	1,542,798
4.50%, 12/1/2048	420,493	427,582
4.50% 1/1/2049	926,834	942,460
4.50%, 5/1/2049	849,548	863,869
4.50%, 3/1/2050	2,360,106	2,394,999
4.50%, 9/1/2050	4,196,179	4,266,917
5.00%, 7/1/2035	221,543	233,351
5.00%, 7/1/2040	75,283	79,324
5.00%, 1/1/2042	304,409	320,752
5.00%, 3/1/2042	232,941	245,447
5.00%, 12/1/2043	62,049	65,307
5.00%, 7/1/2044	217,432	227,349
5.00%, 6/1/2048	362,111	371,256
5.00%, 9/1/2048	966,018	990,415
5.00%, 8/1/2049	646,385	662,709
5.00%, 10/1/2049	867,124	889,023
5.50%, 7/1/2035	97,883	104,532
5.50% 6/1/2038	26,069	27,828
5.50%, 12/1/2038	108,737	116,108
5.50%, 12/1/2039	156,421	166,979
5.50%, 9/1/2040	13,227	14,120
5.50%, 7/1/2041	176,644	188,659
5.50%, 5/1/2044	2,225,937	2,377,130
5.63%, 7/15/2037	723,000	881,236
6.00%, 2/1/2037	100,823	109,488
6.00%, 10/1/2039	134,380	146,205
6.00%, 4/1/2040	177,369	193,675
6.25%, 5/15/2029	80,000	94,897
6.63%, 11/15/2030 (b)	1,852,000	2,289,128
7.13%, 1/15/2030	325,000	407,898
7.25%, 5/15/2030	1,102,000	1,401,546
2.00%, 10/1/2051	30,775,775	26,762,925
Series 2016-M4, Class AL, 3.27%, 1/25/2039	83,738	83,361
Series 2017-M13, Class A2, 3.02%, 9/25/2027 (c)	434,343	426,192
Security Description	Principal Amount	Value
Series 2017-M14, Class A2, 2.96%, 11/25/2027 (c)	$ 594,851	$ 581,261
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (c)	577,271	569,763
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (c)	750,000	734,614
Series 2019-M1, Class A2, 3.67%, 9/25/2028 (c)	857,309	865,529
Series 2019-M18, Class A2, 2.47%, 8/25/2029	2,000,000	1,858,086
Series 2019-M22, Class A2, 2.52%, 8/25/2029	579,671	548,632
Series 2019-M5, Class A2, 3.27%, 2/25/2029	500,000	496,764
Series 2019-M9, Class A2, 2.94%, 6/25/2029	743,464	724,769
Series 2020-M14, Class A2, 1.78%, 5/25/2030	500,000	444,246
Series 2020-M20, Class A2, 1.44%, 10/25/2029	1,500,000	1,307,221
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	166,777
Series 2020-M8, Class A2, 1.82%, 2/25/2030	964,300	861,388
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (c)	1,455,000	1,231,890
Series 2021-M19, Class A2, 1.80%, 10/25/2031 (c)	350,000	300,905
TBA, 2.00%, 7/15/2037 (g)	2,400,000	2,241,375
TBA, 2.50%, 7/1/2052 (g)	7,875,000	7,078,231
TBA, 3.00%, 7/1/2037 (g)	4,000,000	3,907,676
TBA, 3.00%, 7/15/2052 (g)	14,585,000	13,577,191
TBA, 3.50%, 7/1/2037 (g)	4,500,000	4,472,807
TBA, 3.50%, 7/15/2052 (g)	15,750,000	15,144,806
TBA, 4.00%, 7/1/2052 (g)	12,500,000	12,323,763
TBA, 4.50%, 7/15/2052 (g)	2,500,000	2,509,250
TBA, 5.00%, 7/1/2052 (g)	6,000,000	6,123,780
Series 2017-M15, Class ATS2, VRN, 3.21%, 11/25/2027 (c)	661,400	655,536
Series 2018-M1, Class A2, VRN, 3.09%, 12/25/2027 (c)	104,771	101,850
Series 2020-M53, Class A2, VRN, 1.74%, 11/25/2032 (c)	750,000	631,920
Series 2021-M1, Class A2, VRN, 1.44%, 11/25/2030 (c)	61,250	52,124

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series 2021-M17, Class A2, VRN, 1.71%, 7/25/2031 (c)	$ 3,500,000	$ 2,975,266
Government National Mortgage Association:
2.00%, 1/20/2051	17,284,580	15,456,424
2.00%, 4/20/2051	11,461,985	10,244,627
2.00%, 5/20/2051	11,947,085	10,643,526
2.00%, 6/20/2051	12,805,945	11,396,105
2.00%, 9/20/2051	14,929,476	13,285,850
2.00%, 12/20/2051	9,991,550	8,891,554
2.00%, 1/20/2052	10,288,007	9,155,373
2.00%, 4/20/2052	8,144,804	7,229,932
2.50%, 2/20/2043	1,135,634	1,050,688
2.50%, 12/20/2049	701,893	643,117
2.50%, 7/20/2050	2,620,246	2,415,962
2.50%, 8/20/2050	5,247,042	4,837,962
2.50%, 10/20/2050	8,404,794	7,749,524
2.50%, 4/20/2051	12,302,292	11,310,642
2.50%, 7/20/2051	13,562,468	12,456,676
2.50%, 8/20/2051	8,730,653	8,016,119
2.50%, 9/20/2051	16,366,752	15,022,210
2.50%, 10/20/2051	12,114,270	11,115,333
2.50%, 11/20/2051	14,757,032	13,540,174
2.50%, 5/20/2052	4,981,747	4,558,097
3.00%, 10/20/2042	2,353,431	2,263,211
3.00% 12/15/2042	377,852	364,843
3.00% 12/20/2042	621,446	597,622
3.00%, 2/20/2043	677,074	651,119
3.00%, 4/20/2043	504,093	484,435
3.00%, 6/20/2043	342,839	329,470
3.00%, 11/20/2044	340,568	328,146
3.00%, 12/20/2044	128,282	123,603
3.00%, 3/20/2045	134,296	129,097
3.00%, 4/20/2045	215,129	206,800
3.00%, 8/20/2045	360,421	346,467
3.00%, 1/20/2046	179,763	172,803
3.00%, 2/20/2046	2,761,212	2,653,536
3.00%, 4/20/2046	317,364	304,235
3.00%, 5/20/2046	724,498	694,526
3.00%, 6/20/2046	2,054,778	1,969,773
3.00%, 9/20/2046	648,695	621,859
3.00%, 10/20/2046	2,319,426	2,223,472
3.00%, 11/20/2046	370,937	355,592
3.00%, 1/20/2047	653,851	626,801
3.00%, 6/20/2047	218,743	209,427
3.00%, 7/20/2047	1,856,903	1,777,818
3.00%, 10/20/2047	1,270,892	1,216,765
3.00%, 11/20/2047	820,393	785,452
3.00%, 12/20/2047	759,998	727,629
3.00%, 1/20/2048	679,632	650,687
3.00%, 2/20/2048	780,978	747,716
3.00%, 3/20/2048	3,068,620	2,937,927
3.00%, 11/20/2049	4,832,181	4,601,930
3.00%, 12/20/2049	1,377,247	1,311,621
Security Description	Principal Amount	Value
3.00%, 6/20/2050	$ 5,939,688	$ 5,658,279
3.00%, 7/20/2050	9,397,863	8,945,638
3.00%, 12/20/2050	5,797,092	5,519,086
3.00%, 8/20/2051	9,480,716	8,959,310
3.00%, 12/20/2051	7,869,342	7,451,719
3.50%, 12/20/2041	552,314	546,858
3.50%, 2/15/2042	316,297	312,809
3.50%, 6/20/2042	298,629	295,384
3.50%, 1/20/2043	1,300,154	1,286,025
3.50%, 4/15/2043	72,381	71,511
3.50%, 4/20/2043	311,636	308,250
3.50%, 7/20/2043	788,785	780,688
3.50%, 10/20/2043	145,609	144,115
3.50%, 12/20/2043	58,075	57,479
3.50%, 1/20/2044	118,233	117,019
3.50%, 3/20/2044	113,166	112,004
3.50%, 6/20/2044	4,552,151	4,492,077
3.50%, 9/20/2044	1,667,917	1,645,906
3.50%, 10/20/2044	198,388	195,770
3.50%, 12/20/2044	145,484	143,564
3.50%, 2/20/2045	111,067	109,601
3.50%, 3/20/2045	127,130	125,218
3.50% 4/20/2045	829,396	816,921
3.50%, 6/20/2045	764,123	752,630
3.50%, 10/20/2045	3,162,976	3,115,402
3.50%, 11/20/2045	76,046	74,902
3.50%, 1/20/2046	960,471	946,025
3.50%, 3/20/2046	609,873	600,094
3.50%, 4/20/2046	3,458,615	3,403,158
3.50%, 5/20/2046	532,491	523,953
3.50%, 10/20/2046	331,506	326,190
3.50%, 11/20/2046	2,056,499	2,023,524
3.50%, 2/20/2047	1,523,320	1,498,895
3.50%, 3/20/2047	310,951	305,304
3.50%, 5/20/2047	307,306	301,725
3.50%, 6/20/2047	185,585	182,214
3.50%, 8/20/2047	273,911	268,936
3.50%, 9/20/2047	278,018	272,969
3.50%, 10/20/2047	234,754	230,491
3.50%, 11/20/2047	940,304	923,226
3.50%, 12/20/2047	3,594,127	3,528,851
3.50%, 1/20/2048	4,345,482	4,266,561
3.50%, 2/20/2048	1,131,903	1,111,345
3.50%, 3/20/2048	1,935,714	1,900,558
3.50%, 4/20/2048	1,137,851	1,117,186
3.50%, 6/20/2048	686,989	674,512
3.50%, 2/20/2049	277,581	272,646
3.50%, 5/20/2049	192,598	188,502
3.50%, 7/20/2049	63,203	61,842
3.50%, 9/20/2049	928,989	908,611
3.50%, 12/20/2049	395,588	386,805
3.50%, 3/20/2050	2,724,327	2,663,841
3.50%, 10/20/2050	1,684,055	1,646,890
3.50%, 2/20/2051	2,115,154	2,067,630
3.50%, 6/20/2052	3,350,000	3,257,896

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.00%, 4/15/2040	$ 285,616	$ 289,932
4.00%, 6/15/2040	15,731	15,968
4.00%, 3/20/2044	41,619	42,235
4.00%, 4/20/2044	214,686	217,862
4.00%, 6/20/2044	201,713	204,697
4.00%, 8/20/2044	215,109	218,291
4.00%, 9/20/2044	173,002	175,560
4.00%, 10/20/2044	254,428	258,191
4.00%, 12/20/2044	221,502	224,779
4.00%, 2/20/2045	159,133	161,487
4.00%, 5/15/2045	118,646	120,083
4.00%, 7/20/2045	1,028,854	1,040,426
4.00%, 8/20/2045	128,307	129,750
4.00%, 9/20/2045	2,329,114	2,357,576
4.00%, 10/20/2045	184,152	186,224
4.00%, 11/20/2045	676,135	683,740
4.00%, 4/20/2046	112,754	114,023
4.00%, 5/20/2046	41,947	42,419
4.00%, 10/20/2046	79,728	80,502
4.00%, 3/20/2047	322,495	325,627
4.00%, 4/20/2047	124,150	125,207
4.00%, 6/20/2047	903,740	911,730
4.00%, 7/20/2047	243,333	245,145
4.00%, 8/20/2047	404,060	407,070
4.00%, 9/20/2047	164,465	165,690
4.00%, 2/20/2048	1,204,605	1,213,579
4.00%, 3/20/2048	925,648	932,544
4.00%, 4/20/2048	3,269,657	3,292,051
4.00%, 6/20/2048	420,587	423,467
4.00%, 7/20/2048	212,268	213,722
4.00%, 8/20/2048	1,724,642	1,736,454
4.00%, 9/20/2048	450,993	454,082
4.00%, 5/20/2049	649,515	648,538
4.00%, 7/20/2049	2,773,332	2,769,163
4.00%, 5/20/2050	1,296,199	1,294,250
4.50%, 6/15/2039	17,701	18,376
4.50%, 7/15/2039	42,615	44,240
4.50%, 4/15/2040	200,516	208,168
4.50% 6/15/2040	124,463	129,213
4.50%, 3/15/2041	75,333	78,208
4.50%, 6/15/2041	56,571	58,742
4.50%, 9/20/2041	67,636	70,441
4.50%, 12/15/2041	27,507	28,563
4.50%, 1/15/2042	50,009	51,916
4.50%, 10/20/2043	39,662	40,951
4.50%, 4/20/2044	105,696	109,130
4.50%, 6/20/2044	89,625	92,536
4.50%, 11/20/2044	224,753	231,971
4.50%, 12/20/2044	71,379	73,671
4.50%, 7/20/2045	1,285,426	1,326,711
4.50%, 8/20/2045	109,577	113,097
4.50%, 9/20/2045	55,341	57,119
4.50%, 10/20/2045	208,502	215,199
4.50%, 4/20/2046	113,721	117,374
4.50%, 9/20/2047	83,739	86,113
Security Description	Principal Amount	Value
4.50%, 11/20/2047	$ 372,703	$ 383,266
4.50%, 12/20/2047	319,485	328,540
4.50%, 1/20/2048	283,723	291,764
4.50%, 6/20/2048	673,124	687,363
4.50%, 7/20/2048	381,668	389,742
4.50%, 8/20/2048	1,122,104	1,145,840
4.50%, 10/20/2048	550,878	562,530
4.50%, 1/20/2049	1,029,603	1,051,382
4.50%, 7/20/2049	1,004,400	1,025,647
5.00%, 12/15/2038	71,709	76,204
5.00% 4/15/2039	156,505	166,064
5.00%, 5/15/2039	16,363	17,043
5.00%, 11/20/2041	394,163	415,228
5.00%, 5/20/2044	80,293	84,584
5.00%, 11/20/2044	73,919	77,866
5.00%, 1/20/2048	411,592	429,371
5.00%, 5/20/2048	427,526	442,798
5.00%, 7/20/2048	54,623	56,574
5.00%, 9/20/2048	304,299	318,121
5.00%, 11/20/2048	297,647	311,167
5.00%, 1/20/2049	696,531	728,170
5.00%, 7/20/2049	141,030	146,068
5.50%, 6/15/2038	138,227	147,360
5.50%, 7/15/2038	95,173	102,573
5.50%, 2/15/2039	23,941	25,887
5.50%, 5/20/2044	115,836	125,287
6.00%, 1/15/2038	9,380	10,092
6.00%, 4/15/2038	37,732	41,301
6.00%, 6/15/2041	59,986	65,730
TBA, 2.00%, 7/1/2052 (g)	2,625,000	2,328,265
TBA, 2.50%, 7/21/2052 (g)	5,775,000	5,279,159
TBA, 3.00%, 7/21/2052 (g)	9,050,000	8,526,602
TBA, 3.50%, 7/1/2052 (g)	6,250,000	6,071,913
TBA, 4.00%, 7/21/2052 (g)	6,300,000	6,271,442
TBA, 4.50%, 7/1/2052 (g)	4,000,000	4,058,560
Tennessee Valley Authority:
0.75%, 5/15/2025 (b)	326,000	304,895
2.88%, 9/15/2024	725,000	721,107
5.25%, 9/15/2039	1,746,000	1,986,005
5.88%, 4/1/2036	128,000	154,263
7.13%, 5/1/2030	66,000	82,551
Series B, 4.70%, 7/15/2033	1,236,000	1,337,710
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,039,774,917)		1,867,645,087
U.S. TREASURY OBLIGATIONS — 40.3%
Treasury Bonds:
1.13%, 5/15/2040	9,900,000	6,891,328
1.13%, 8/15/2040	10,300,000	7,111,828
1.25%, 5/15/2050	12,906,000	8,209,426
1.38%, 11/15/2040	16,015,000	11,530,800
1.38%, 8/15/2050	9,150,000	6,021,844
1.63%, 11/15/2050	19,235,000	13,524,609

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
1.75%, 8/15/2041	$ 23,700,000	$ 18,023,109
1.88%, 2/15/2041	18,500,000	14,508,047
1.88%, 2/15/2051	27,800,000	20,854,344
1.88%, 11/15/2051	17,901,500	13,434,516
2.00%, 11/15/2041	18,100,000	14,372,531
2.00%, 2/15/2050	10,550,000	8,176,250
2.00%, 8/15/2051	20,400,000	15,768,562
2.25%, 5/15/2041	36,000,000	30,026,250
2.25%, 8/15/2049	5,570,000	4,570,011
2.25%, 2/15/2052 (b)	28,927,000	23,806,017
2.38%, 2/15/2042	17,400,000	14,751,937
2.38%, 11/15/2049	7,967,000	6,727,136
2.38%, 5/15/2051 (b)	20,200,000	17,053,219
2.50%, 2/15/2045	3,399,000	2,882,777
2.50%, 2/15/2046	3,681,800	3,121,476
2.75%, 11/15/2042	15,482,000	13,851,552
2.75%, 11/15/2047	12,200,000	10,926,625
2.88%, 5/15/2043	1,900,000	1,731,078
2.88%, 8/15/2045	3,740,000	3,396,972
2.88%, 11/15/2046	5,109,700	4,657,013
2.88%, 5/15/2049	12,436,000	11,594,627
2.88%, 5/15/2052	12,650,000	11,946,344
3.00%, 11/15/2044	1,464,000	1,356,030
3.00%, 5/15/2045	2,100,000	1,947,750
3.00%, 11/15/2045	2,900,000	2,694,734
3.00%, 5/15/2047	10,200,000	9,533,812
3.00%, 2/15/2048	13,150,000	12,389,766
3.00%, 8/15/2048 (b)	16,200,000	15,303,937
3.00%, 2/15/2049	11,425,000	10,889,453
3.13%, 11/15/2041	2,518,000	2,415,706
3.13%, 2/15/2042	2,197,000	2,102,598
3.13%, 2/15/2043	1,240,000	1,177,613
3.13%, 8/15/2044	2,078,000	1,968,256
3.13%, 5/15/2048	13,150,000	12,720,570
3.25%, 5/15/2042	7,000,000	6,832,656
3.38%, 5/15/2044	2,164,000	2,135,259
3.38%, 11/15/2048	9,310,000	9,459,833
3.50%, 2/15/2039	700,000	730,953
3.63%, 8/15/2043	3,950,000	4,051,836
3.75%, 8/15/2041	150,000	157,547
3.75%, 11/15/2043	3,762,000	3,933,053
3.88%, 8/15/2040	150,000	161,625
4.25%, 11/15/2040	400,000	451,750
4.38%, 2/15/2038	2,235,000	2,601,330
4.38%, 11/15/2039	375,000	433,008
4.38%, 5/15/2040	5,350,000	6,163,367
4.50%, 2/15/2036	502,000	590,007
4.63%, 2/15/2040	48,970,000	58,258,997
4.75%, 2/15/2037	546,000	659,124
4.75%, 2/15/2041	5,400,000	6,501,938
5.25%, 11/15/2028	262,000	294,525
5.25%, 2/15/2029	250,000	282,383
5.50%, 8/15/2028 (b)	452,000	512,102
6.13%, 11/15/2027	686,000	787,667
6.25%, 8/15/2023	300,000	311,273
Security Description	Principal Amount	Value
6.50%, 11/15/2026 (b)	$ 1,054,000	$ 1,199,172
6.88%, 8/15/2025	50,000	55,621
7.50%, 11/15/2024	6,100,000	6,722,391
Treasury Notes:
0.13%, 7/15/2023 (b)	10,800,000	10,489,078
0.13%, 7/31/2023	11,950,000	11,592,434
0.13%, 8/15/2023	15,500,000	15,013,203
0.13%, 8/31/2023	14,700,000	14,225,695
0.13%, 9/15/2023	10,500,000	10,148,086
0.13%, 10/15/2023	4,800,000	4,628,063
0.13%, 1/15/2024	9,000,000	8,615,039
0.13%, 2/15/2024 (b)	23,100,000	22,067,719
0.25%, 11/15/2023	3,650,000	3,516,404
0.25%, 3/15/2024	27,900,000	26,635,781
0.25%, 5/15/2024	24,200,000	22,998,508
0.25%, 6/15/2024	19,200,000	18,204,750
0.25%, 5/31/2025	20,675,000	19,075,918
0.25%, 6/30/2025	5,675,000	5,224,547
0.25%, 7/31/2025	14,935,000	13,709,863
0.25%, 8/31/2025	26,900,000	24,628,211
0.25%, 9/30/2025	12,000,000	10,961,250
0.38%, 10/31/2023 (b)	17,500,000	16,910,059
0.38%, 4/15/2024	15,315,000	14,619,843
0.38%, 7/15/2024	7,500,000	7,113,867
0.38%, 8/15/2024	9,400,000	8,891,812
0.38%, 9/15/2024	11,800,000	11,134,406
0.38%, 4/30/2025	17,250,000	16,006,113
0.38%, 11/30/2025	6,850,000	6,255,977
0.38%, 12/31/2025 (b)	21,831,000	19,891,793
0.38%, 1/31/2026	15,750,000	14,318,965
0.38%, 9/30/2027	18,950,000	16,480,578
0.50%, 11/30/2023	21,545,000	20,812,807
0.50%, 3/31/2025	1,250,000	1,166,504
0.50%, 4/30/2027	5,322,000	4,709,970
0.50%, 6/30/2027	15,450,000	13,615,312
0.50%, 10/31/2027	23,600,000	20,614,969
0.63%, 10/15/2024	6,500,000	6,157,734
0.63%, 7/31/2026	15,600,000	14,146,031
0.63%, 11/30/2027	5,600,000	4,917,063
0.63%, 12/31/2027	4,700,000	4,118,008
0.63%, 5/15/2030	14,800,000	12,341,812
0.63%, 8/15/2030 (b)	23,150,000	19,192,797
0.75%, 12/31/2023	87,120,000	84,271,585
0.75%, 11/15/2024	11,300,000	10,712,047
0.75%, 3/31/2026	25,601,000	23,514,919
0.75%, 4/30/2026	40,000,000	36,665,625
0.75%, 5/31/2026	13,000,000	11,893,984
0.75%, 8/31/2026	41,850,000	38,090,039
0.75%, 1/31/2028	21,000,000	18,496,406
0.88%, 1/31/2024	23,800,000	23,028,359
0.88%, 6/30/2026	39,420,000	36,183,249
0.88%, 11/15/2030 (b)	19,200,000	16,209,000
1.00%, 12/15/2024	14,300,000	13,616,281
1.13%, 1/15/2025	14,000,000	13,349,219
1.13%, 2/28/2025	31,323,000	29,808,239

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
1.13%, 10/31/2026	$ 3,000,000	$ 2,765,156
1.13%, 2/28/2027	8,500,000	7,786,797
1.13%, 2/29/2028	11,000,000	9,889,687
1.13%, 8/31/2028	99,600,000	88,644,000
1.13%, 2/15/2031 (b)	35,000,000	30,072,656
1.25%, 8/31/2024 (b)	11,000,000	10,596,953
1.25%, 12/31/2026	35,500,000	32,812,539
1.25%, 3/31/2028	30,000,000	27,103,125
1.25%, 4/30/2028	14,000,000	12,629,531
1.25%, 6/30/2028	10,700,000	9,624,984
1.38%, 1/31/2025 (b)	34,175,000	32,773,291
1.38%, 8/31/2026	3,000,000	2,803,828
1.38%, 11/15/2031	25,300,000	21,943,797
1.50%, 2/29/2024 (b)	17,450,000	17,038,971
1.50%, 9/30/2024	10,000,000	9,671,875
1.50%, 10/31/2024	11,250,000	10,867,676
1.50%, 11/30/2024	11,300,000	10,899,203
1.50%, 8/15/2026	2,392,000	2,246,238
1.50%, 1/31/2027	13,400,000	12,510,156
1.50%, 11/30/2028	29,000,000	26,335,625
1.50%, 2/15/2030	13,950,000	12,528,844
1.63%, 10/31/2023	4,730,000	4,647,410
1.63%, 5/15/2026	300,000	284,297
1.63%, 10/31/2026	11,125,000	10,476,621
1.63%, 11/30/2026	11,700,000	11,008,969
1.63%, 8/15/2029	11,927,000	10,859,161
1.63%, 5/15/2031	32,006,000	28,595,361
1.75%, 6/30/2024	13,450,000	13,126,885
1.75%, 7/31/2024 (b)	2,500,000	2,437,109
1.75%, 12/31/2026	8,150,000	7,704,934
1.75%, 1/31/2029	25,600,000	23,608,000
1.75%, 11/15/2029 (b)	7,000,000	6,423,594
1.88%, 8/31/2024	2,150,000	2,098,938
1.88%, 6/30/2026	10,500,000	10,041,445
1.88%, 2/28/2027	32,052,000	30,426,864
1.88%, 2/28/2029 (b)	64,070,000	59,565,078
2.00%, 6/30/2024 (b)	1,125,000	1,103,599
2.00%, 2/15/2025	3,206,000	3,123,596
2.00%, 8/15/2025	200,000	193,766
2.13%, 11/30/2023	2,000,000	1,976,719
2.13%, 9/30/2024	1,550,000	1,521,059
2.13%, 11/30/2024	7,000,000	6,853,984
2.13%, 5/15/2025	4,549,000	4,437,052
2.13%, 5/31/2026	11,415,000	11,027,068
2.25%, 12/31/2023	1,854,000	1,834,012
2.25%, 1/31/2024	3,600,000	3,558,938
2.25%, 3/31/2024	13,350,000	13,182,082
2.25%, 4/30/2024 (b)	20,850,000	20,579,602
2.25%, 10/31/2024	10,000,000	9,828,906
2.25%, 11/15/2024	12,344,000	12,137,624
2.25%, 12/31/2024	12,350,000	12,119,402
2.25%, 11/15/2025	1,400,000	1,363,469
2.25%, 3/31/2026	550,000	534,359
2.25%, 8/15/2027	6,600,000	6,337,547
2.25%, 11/15/2027	19,050,000	18,261,211
Security Description	Principal Amount	Value
2.38%, 4/30/2026	$ 13,300,000	$ 12,979,969
2.38%, 5/15/2027	12,600,000	12,196,406
2.38%, 3/31/2029	9,000,000	8,617,500
2.38%, 5/15/2029	13,250,000	12,693,086
2.50%, 8/15/2023	2,308,000	2,296,460
2.50%, 1/31/2024	20,700,000	20,543,941
2.50%, 4/30/2024 (b)	11,200,000	11,103,313
2.50%, 5/31/2024 (b)	23,500,000	23,291,621
2.50%, 1/31/2025	11,150,000	11,001,043
2.50%, 2/28/2026	14,838,000	14,552,832
2.50%, 3/31/2027	4,750,000	4,634,961
2.63%, 3/31/2025	3,210,000	3,176,897
2.63%, 12/31/2025	11,000,000	10,846,172
2.63%, 5/31/2027 (b)	16,500,000	16,188,047
2.63%, 2/15/2029	9,350,000	9,101,641
2.75%, 8/31/2023 (b)	10,500,000	10,475,801
2.75%, 11/15/2023	10,383,000	10,350,553
2.75%, 2/15/2024	4,618,000	4,601,404
2.75%, 5/15/2025	12,800,000	12,702,000
2.75%, 6/30/2025	10,500,000	10,416,328
2.75%, 8/31/2025	6,600,000	6,540,188
2.75%, 4/30/2027	14,000,000	13,811,875
2.75%, 5/31/2029	12,000,000	11,767,500
2.88%, 10/31/2023	7,750,000	7,740,313
2.88%, 11/30/2023	11,651,000	11,635,526
2.88%, 4/30/2025	7,100,000	7,068,938
2.88%, 5/31/2025	10,200,000	10,155,375
2.88%, 6/15/2025	13,300,000	13,248,047
2.88%, 7/31/2025 (b)	7,050,000	7,016,402
2.88%, 11/30/2025	6,925,000	6,882,801
2.88%, 5/15/2028	12,950,000	12,798,242
2.88%, 8/15/2028	4,900,000	4,839,898
2.88%, 4/30/2029	25,000,000	24,710,937
2.88%, 5/15/2032 (b)	12,740,000	12,598,666
3.00%, 9/30/2025 (b)	5,200,000	5,191,469
3.00%, 10/31/2025	2,300,000	2,296,047
3.13%, 11/15/2028	6,800,000	6,813,281
3.25%, 6/30/2029	5,000,000	5,059,375
U.S. Treasury Notes:
0.25%, 9/30/2023 (b)	7,750,000	7,494,492
1.88%, 2/15/2032	27,900,000	25,275,656
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,744,367,789)		2,525,786,387
MUNICIPAL BONDS & NOTES — 0.4%
CALIFORNIA — 0.2%
Bay Area Toll Authority Series F3, 3.13%, 4/1/2055	570,000	448,120
California State University Series B, 2.94%, 11/1/2052	625,000	477,000
California, Bay Area Toll Authority Revenue:
2.57%, 4/1/2031	100,000	91,396
Series S1-SUB, 7.04%, 4/1/2050	100,000	137,457

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
California, State General Obligation:
3.38%, 4/1/2025	$ 155,000	$ 154,898
3.50%, 4/1/2028	200,000	197,600
4.50%, 4/1/2033	250,000	256,013
4.60%, 4/1/2038	150,000	151,672
7.30%, 10/1/2039	1,395,000	1,804,581
7.35%, 11/1/2039	110,000	143,290
7.50%, 4/1/2034	275,000	352,960
7.55%, 4/1/2039	297,000	402,877
7.63%, 3/1/2040	90,000	121,651
California, State University, Revenue:
Series B, 2.98%, 11/1/2051	250,000	196,915
Series B, 3.90%, 11/1/2047	100,000	93,305
City of Los Angeles Department of Airports Customer Facility Charge Revenue 4.24%, 5/15/2048 (f)	250,000	228,959
City of San Francisco CA Public Utilities Commission Water Revenue Series A, 3.30%, 11/1/2039	55,000	48,590
Los Angeles Community College District:
1.61%, 8/1/2028	250,000	222,375
1.81%, 8/1/2030	250,000	215,621
2.11%, 8/1/2032	250,000	212,171
Los Angeles, CA, Department of Water & Power Revenue:
6.57%, 7/1/2045	150,000	191,170
6.60%, 7/1/2050	260,000	338,937
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	150,000	166,640
Series RY, 6.76%, 7/1/2034	250,000	298,645
Regents, University of California Medical Center Pooled, Revenue:
Series N, 3.01%, 5/15/2050	150,000	113,165
Series N, 3.26%, 5/15/2060	150,000	111,496
Series N, 3.71%, 5/15/2120	150,000	109,149
Riverside, CA, Taxable Pension Obligation, Revenue Series A, 3.86%, 6/1/2045	50,000	44,597
San Diego County Regional Transportation Commission Series A, 3.25%, 4/1/2048	100,000	85,574
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue Series F-2, 6.26%, 4/1/2049	235,000	299,885
University of California, Revenue:
Series AD, 4.86%, 5/15/2112	450,000	427,477
Series AQ, 4.77%, 5/15/2115	75,000	69,919
Series AX, 3.06%, 7/1/2025	100,000	99,084
Security Description	Principal Amount	Value
Series BD, 3.35%, 7/1/2029	$ 300,000	$ 287,715
		8,600,904
CONNECTICUT — 0.0% (a)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	104,480
FLORIDA — 0.0% (a)
County of Broward FL Airport System Revenue Series C, 3.48%, 10/1/2043	200,000	168,518
State Board of Administration Finance Corp.:
Series A, 1.26%, 7/1/2025	150,000	140,341
Series A, 1.71%, 7/1/2027	150,000	135,674
Series A, 2.15%, 7/1/2030	150,000	130,309
		574,842
GEORGIA — 0.0% (a)
City of Atlanta GA Water & Wastewater Revenue 2.26%, 11/1/2035	150,000	121,989
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	168,000	197,182
6.66%, 4/1/2057	95,000	113,849
7.06%, 4/1/2057	290,000	331,769
		764,789
IDAHO — 0.0% (a)
Idaho Energy Res. Authority 2.86%, 9/1/2046	85,000	65,617
ILLINOIS — 0.0% (a)
Chicago O'Hare International Airport, Revenue Series C, 4.47%, 1/1/2049	500,000	505,899
Chicago Transit Authority, Revenue Series B, 6.90%, 12/1/2040	70,000	83,943
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	75,000	86,913
City of Chicago IL Series B, 7.75%, 1/1/2042	41,000	45,266
Sales Tax Securitization Corp., Revenue:
Series A, 4.64%, 1/1/2040	100,000	99,245
Series A, 4.79%, 1/1/2048	100,000	101,657
Series B, 3.82%, 1/1/2048	100,000	88,176
State of Illinois:
4.95%, 6/1/2023	0	—
5.10%, 6/1/2033	670,000	674,080
7.35%, 7/1/2035	500,000	545,399
		2,230,578

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
INDIANA — 0.0% (a)
Indiana Finance Authority 3.05%, 1/1/2051	$ 125,000	$ 100,927
KANSAS — 0.0% (a)
Kansas Development Finance Authority Series K, 2.77%, 5/1/2051	100,000	76,953
Kansas Development Finance Authority, Revenue Series H, 4.93%, 4/15/2045	50,000	52,409
		129,362
MARYLAND — 0.0% (a)
Maryland Health & Higher Educational Facilities Authority, Revenue:
Series D, 3.05%, 7/1/2040	200,000	158,327
Series D, 3.20%, 7/1/2050	200,000	151,834
		310,161
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts:
4.91%, 5/1/2029	100,000	104,412
5.46%, 12/1/2039	400,000	444,274
Series H, 2.90%, 9/1/2049	65,000	50,676
Commonwealth of Massachusetts Transportation Fund Revenue 5.73%, 6/1/2040	50,000	56,963
Massachusetts School Building Authority:
Series B, 3.40%, 10/15/2040	85,000	71,791
Series C, 2.95%, 5/15/2043	400,000	306,788
		1,034,904
MICHIGAN — 0.0% (a)
Michigan Finance Authority 3.38%, 12/1/2040	35,000	30,144
Michigan State Building Authority Series II, 2.71%, 10/15/2040	300,000	227,432
Michigan State University Series A, 4.17%, 8/15/2122	250,000	210,786
Michigan Strategic Fund 3.23%, 9/1/2047	25,000	19,328
University of Michigan, Revenue:
Series B, 2.44%, 4/1/2040	200,000	155,757
Series B, 2.56%, 4/1/2050	500,000	367,237
Series C, 3.60%, 4/1/2047	395,000	364,642
		1,375,326
MISSISSIPPI — 0.0% (a)
Mississippi, State General Obligation 5.25%, 11/1/2034	100,000	108,723
Security Description	Principal Amount	Value
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri, Revenue 3.65%, 8/15/2057	$ 285,000	$ 255,390
NEBRASKA — 0.0% (a)
University of Nebraska Facilities Corp. Series A, 3.04%, 10/1/2049	100,000	77,250
NEW JERSEY — 0.0% (a)
New Jersey Economic Development Authority, Revenue Series A, 7.43%, 2/15/2029 (h)	275,000	308,954
New Jersey Transportation Trust Fund Authority:
4.08%, 6/15/2039	400,000	359,859
4.13%, 6/15/2042	320,000	277,904
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	325,000	419,464
Rutgers, State University of New Jersey, Revenue:
5.67%, 5/1/2040	205,000	229,147
Series P, 3.92%, 5/1/2119	100,000	77,752
Series R, 3.27%, 5/1/2043	35,000	29,311
		1,702,391
NEW YORK — 0.1%
New York City Municipal Water Finance Authority 5.72%, 6/15/2042	215,000	254,120
New York State Dormitory Authority:
5.63%, 3/15/2039	105,000	116,129
Series B, 3.14%, 7/1/2043	250,000	211,217
Series F, 3.11%, 2/15/2039	135,000	115,672
Series F, 3.19%, 2/15/2043	135,000	110,729
New York State Thruway Authority:
Series M, 2.90%, 1/1/2035	50,000	43,750
Series M, 3.50%, 1/1/2042	50,000	42,567
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	109,927
New York, NY, General Obligation:
5.52%, 10/1/2037	85,000	95,390
Series A2, 5.21%, 10/1/2031	100,000	106,816
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	150,000	179,228
New York, State Urban Development Corp., Revenue Series B, 3.90%, 3/15/2033	250,000	243,944

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Port Authority of New York & New Jersey 3.14%, 2/15/2051	$ 210,000	$ 166,067
Port Authority of New York & New Jersey, Revenue:
3.18%, 7/15/2060	395,000	295,456
4.03%, 9/1/2048	350,000	321,408
4.93%, 10/1/2051	220,000	234,777
Series 192, 4.81%, 10/15/2065	150,000	154,829
Series 20, 4.23%, 10/15/2057	125,000	117,037
Series 21, 3.29%, 8/1/2069	500,000	370,594
Series AAA, 1.09%, 7/1/2023	250,000	245,367
Westchester County Local Development Corp. 3.85%, 11/1/2050 (f)	180,000	146,103
		3,681,127
NORTH CAROLINA — 0.0% (a)
Charlotte-Mecklenburg Hospital Authority/The 3.20%, 1/15/2051	125,000	97,082
OHIO — 0.0% (a)
JobsOhio Beverage System Series A, 2.83%, 1/1/2038	50,000	41,704
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	100,000	108,613
Ohio, American Municipal Power, Inc. Revenue Series B, 8.08%, 2/15/2050	200,000	293,472
		443,789
OREGON — 0.0% (a)
Oregon School Boards Association Series B, 5.68%, 6/30/2028 (h)	100,000	106,203
Port of Morrow, OR, Oregon Transmission Facilities, Revenue 2.54%, 9/1/2040	200,000	156,431
		262,634
PENNSYLVANIA — 0.0% (a)
Pennsylvania State University, Revenue:
Series D, 2.79%, 9/1/2043	250,000	202,012
Series D, 2.84%, 9/1/2050	250,000	194,421
Pennsylvania, Turnpike Commission Revenue Series B, 5.51%, 12/1/2045	75,000	82,582
State Public School Building Authority, Revenue 5.00%, 9/15/2027	95,000	98,681
Security Description	Principal Amount	Value
University of Pittsburgh-of the Commonwealth System of Higher Education 3.56%, 9/15/2119	$ 200,000	$ 145,394
		723,090
TENNESSEE — 0.0% (a)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series B, 4.05%, 7/1/2026	10,000	10,099
TEXAS — 0.1%
City of Houston TX:
3.96%, 3/1/2047	700,000	654,856
6.29%, 3/1/2032	85,000	94,961
Dallas Area Rapid Transit Series A, 2.61%, 12/1/2048	165,000	121,452
Dallas Fort Worth International Airport 2.84%, 11/1/2046	200,000	155,495
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	165,000	195,139
Dallas/Fort Worth TX International Airport Revenue:
Series A, 2.99%, 11/1/2038	100,000	86,879
Series A, 3.14%, 11/1/2045	100,000	80,988
Series C, 2.92%, 11/1/2050	40,000	31,441
Series C, 3.09%, 11/1/2040	60,000	50,020
Grand Parkway Transportation Corp. 3.24%, 10/1/2052	185,000	148,110
North Texas Tollway Authority 3.01%, 1/1/2043	70,000	56,416
North Texas, Tollway Authority Revenue 6.72%, 1/1/2049	50,000	67,362
San Antonio, TX, Public Service Board, Revenue 5.99%, 2/1/2039	75,000	89,099
State of Texas 3.21%, 4/1/2044	150,000	128,144
Texas Private Activity Bond Surface Transportation Corp. 3.92%, 12/31/2049	300,000	263,793
Texas, State General Obligation 5.52%, 4/1/2039	100,000	113,223
Texas, State Transportation Commission Revenue Series B-BUILD, 5.18%, 4/1/2030	110,000	117,431
Texas, StateTransportation Commission General Obligation:
2.47%, 10/1/2044	200,000	150,833
2.56%, 4/1/2042	120,000	97,045

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
University of Texas System, Revenue:
Series A, 3.35%, 8/15/2047	$ 100,000	$ 86,889
Series B, 2.44%, 8/15/2049	50,000	35,886
		2,825,462
VIRGINIA — 0.0% (a)
University of Virginia, Revenue:
2.26%, 9/1/2050	90,000	61,969
Series A, 3.23%, 9/1/2119	350,000	234,143
		296,112
WASHINGTON — 0.0% (a)
Washington, State General Obligation 5.14%, 8/1/2040	200,000	223,201
WISCONSIN — 0.0% (a)
State of Wisconsin, Revenue Series C, 3.15%, 5/1/2027	160,000	156,440
TOTAL MUNICIPAL BONDS & NOTES (Cost $29,298,417)		26,154,680
MORTGAGE-BACKED SECURITIES — 1.0%
BANK 2017-BNK4 Series 2017-BNK4, Class A3, 3.36%, 5/15/2050	200,000	192,090
BANK 2017-BNK6 Series 2017-BNK6, Class ASB, 3.29%, 7/15/2060	429,571	420,220
BANK 2017-BNK7 Series 2017-BNK7, Class A4, 3.18%, 9/15/2060	300,000	284,579
BANK 2017-BNK9 Series 2017-BNK9, Class A4, 3.54%, 11/15/2054	255,000	246,452
BANK 2018-BNK13 Series 2018-BN13, Class A5, 4.22%, 8/15/2061 (c)	390,000	388,987
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	286,660	285,955
BANK 2018-BNK15 Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	400,000	402,792
BANK 2019-BNK18 Series 2019-BN18, Class A4, 3.58%, 5/15/2062	500,000	478,857
BANK 2019-BNK24 Series 2019-BN24, Class A3, 2.96%, 11/15/2062	1,000,000	914,624
BANK 2020-BNK25 Series 2020-BN25, Class A5, 2.65%, 1/15/2063	600,000	536,650
BANK 2020-BNK28 Series 2020-BN28, Class A4, 1.84%, 3/15/2063	300,000	249,859
Security Description	Principal Amount	Value
BANK 2020-BNK29 Series 2020-BN29, Class A4, 2.00%, 11/15/2053	$ 1,000,000	$ 839,776
BANK 2021-BNK32 Series 2021-BN32, Class A5, 2.64%, 4/15/2054	500,000	440,625
BANK 2021-BNK36 Series 2021-BN36, Class A5, 2.47%, 9/15/2064	1,000,000	863,492
BANK 2022-BNK39 Series 2022-BNK39, Class A4, 2.93%, 2/15/2055	750,000	672,307
Barclays Commercial Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	500,000	476,580
Series 2019-C5, Class A4, 3.06%, 11/15/2052	500,000	461,367
BBCMS Mortgage Trust:
Series 2020-C8, Class A5, 2.04%, 10/15/2053	750,000	635,000
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (c)	500,000	447,512
BBCMS Trust Series 2021-C10, Class A5, 2.49%, 7/15/2054	500,000	434,519
Benchmark 2022-B32 Mortgage Trust Series 2022-B32, Class A5, 3.00%, 1/15/2055 (c)	1,000,000	900,469
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	695,000	680,191
Series 2018-B3, Class A5, 4.03%, 4/10/2051	350,000	345,084
Series 2020-B16, Class A5, 2.73%, 2/15/2053	400,000	359,608
Series 2020-B18, Class A5, 1.93%, 7/15/2053	366,146	309,040
Series 2020-B21, Class A5, 1.98%, 12/17/2053	500,000	419,332
Series 2021-B24, Class A5, 2.58%, 3/15/2054	600,000	526,873
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	437,606
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	950,000	804,986
BENCHMARK Mortgage Trust:
Series 2018-B6, Class A4, 4.26%, 10/10/2051	300,000	299,189
Series 2019-B13, Class A4, 2.95%, 8/15/2057	1,000,000	917,365
Series 2019-B9, Class A5, 4.02%, 3/15/2052	342,857	336,647
Series 2020-B19, Class A5, 1.85%, 9/15/2053	500,000	419,636

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	$ 1,500,000	$ 1,365,239
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, 3.87%, 1/10/2048	350,000	345,063
Citigroup Commercial Mortgage Trust:
Series 2014-GC25, Class A3, 3.37%, 10/10/2047	407,420	400,235
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	1,200,000	1,189,162
Series 2017-P8, Class A4, 3.47%, 9/15/2050	500,000	482,152
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	1,500,000	1,362,971
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	750,000	688,016
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	300,000	267,786
COMM Mortgage Trust:
Series 2014-CR14, Class A3, 3.96%, 2/10/2047	500,000	498,416
Series 2014-UBS3, Class A4, 3.82%, 6/10/2047	500,000	496,390
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	500,000	491,353
Series 2015-LC21, Class A3, 3.45%, 7/10/2048	419,712	411,209
Series 2016-CR28, Class A4, 3.76%, 2/10/2049	616,000	605,597
Series 2017-COR2, Class A3, 3.51%, 9/10/2050	650,000	626,207
Series 2017-COR2, Class A2, 3.24%, 9/10/2050	206,220	195,730
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	1,000,000	990,304
Series 2019-GC44, Class A5, 2.95%, 8/15/2057	500,000	456,898
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, 3.39%, 6/15/2050	500,000	478,005
Security Description	Principal Amount	Value
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	$ 500,000	$ 479,261
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	500,000	500,618
Series 2018-CX12, Class A4, 4.22%, 8/15/2051 (c)	500,000	496,689
Series 2019-C17, Class A5, 3.02%, 9/15/2052	1,000,000	913,415
Federal Home Loan Mortgage Corp. Series K748, Class A2, 2.26%, 1/25/2029 (c)	1,500,000	1,399,595
Federal National Mortgage Association Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (c)	800,000	673,168
Freddie Mac Multifamily Structured Pass Through Certificates Series K140, Class A2, 2.25%, 3/25/2054	1,500,000	1,343,721
GS Mortgage Securities Trust:
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	1,600,000	1,570,842
Series 2017-GS5, Class A3, 3.41%, 3/10/2050	1,000,000	963,517
Series 2017-GS6, Class A3, 3.43%, 5/10/2050	500,000	481,108
Series 2017-GS7, Class A4, 3.43%, 8/10/2050	500,000	480,211
Series 2019-GC42, Class A4, 3.00%, 9/1/2052	1,000,000	915,706
Series 2019-GC38, Class A4, VRN, 3.97%, 2/10/2052	750,000	733,343
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-C16, Class AS, 4.52%, 12/15/2046	1,000,000	999,480
Series 2015-JP1, Class AS, VRN, 4.12%, 1/15/2049 (c)	1,250,000	1,210,868
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class A3A1, 3.54%, 9/15/2047	421,612	412,731
Series 2014-C22, Class A4, 3.80%, 9/15/2047	1,500,000	1,487,384

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series 2015-C29, Class A4, 3.61%, 5/15/2048	$ 220,000	$ 215,948
Series 2017-C7, Class A5, 3.41%, 10/15/2050	500,000	479,296
Series 2015-C29, Class B, VRN, 4.12%, 5/15/2048 (c)	500,000	471,251
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C5, Class ASB, 3.49%, 3/15/2050	483,969	474,932
Series 2020-COR7, Class A5, 2.18%, 5/13/2053	650,000	555,662
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C20, Class A4, 3.25%, 2/15/2048	500,000	488,087
Series 2015-C23, Class A3, 3.45%, 7/15/2050	486,368	475,976
Series 2015-C23, Class A4, 3.72%, 7/15/2050	800,000	786,971
Series 2015-C26, Class A5, 3.53%, 10/15/2048	1,000,000	976,802
Morgan Stanley Capital I Series 2017-HR2, Class A4, 3.59%, 12/15/2050	750,000	723,470
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class A3, 3.54%, 12/15/2048	478,187	472,339
Series 2018-H3, Class A5, 4.18%, 7/15/2051	742,000	735,296
Series 2019-L3, Class A4, 3.13%, 11/15/2052	500,000	460,415
Series 2020-HR8, Class A4, 2.04%, 7/15/2053	500,000	423,198
Series 2021-L6, Class A4, 2.44%, 6/15/2054 (c)	500,000	427,200
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.56%, 10/15/2050	325,000	312,344
Series 2017-C7, Class A4, 3.68%, 12/15/2050	500,000	484,133
Series 2018-C14, Class A3, 4.18%, 12/15/2051	1,000,000	964,087
Series 2018-C8, Class A4, 3.98%, 2/15/2051	300,000	294,737
Series 2019-C17, Class ASB, 2.87%, 10/15/2052	400,000	374,904
Security Description	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class AS, 4.02%, 8/15/2050	$ 500,000	$ 484,316
Series 2015-LC22, Class ASB, 3.57%, 9/15/2058	345,624	342,366
Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,335,000	1,318,117
Series 2016-C36, Class A4, 3.07%, 11/15/2059	500,000	475,832
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	481,773
Series 2017-C41, Class A4, 3.47%, 11/15/2050	300,000	287,872
Series 2017-C42, Class A3, 3.33%, 12/15/2050	500,000	476,315
Series 2018-C45, Class A4, 4.18%, 6/15/2051	500,000	496,336
Series 2019-C49, Class A5, 4.02%, 3/15/2052	800,000	784,284
Series 2019-C52, Class A5, 2.89%, 8/15/2052	1,000,000	910,405
Series 2019-C53, Class A4, 3.04%, 10/15/2052	800,000	733,174
Series 2020-C56, Class A5, 2.45%, 6/15/2053	148,500	129,870
Series 2021-C59, Class A5, 2.63%, 4/15/2054	700,000	610,413
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class AS, 4.27%, 3/15/2047	638,000	632,693
Series 2013-C16, Class B, VRN, 5.15%, 9/15/2046 (c)	2,000,000	1,968,271
Series 2014-LC14, Class B, VRN, 4.91%, 3/15/2047 (c)	500,000	496,817
TOTAL MORTGAGE-BACKED SECURITIES (Cost $70,112,120)		64,066,561
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.1%
Benchmark 2021-B30 Mortgage Trust Series 2021-B30, Class A5, 2.58%, 11/15/2054	500,000	434,015
COMM 2013-CCRE12 Mortgage Trust Series 2013-CR12, Class A4, 4.05%, 10/10/2046	4,000,000	3,978,602

See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust 2019-C50 Series 2019-C50, Class A5, 3.73%, 5/15/2052	$ 175,000	$ 168,417
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $4,727,065)		4,581,034
	Shares
SHORT-TERM INVESTMENTS — 7.7%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (i) (j)	131,205,546	131,192,425
State Street Navigator Securities Lending Portfolio II (k) (l)	352,171,990	352,171,990
TOTAL SHORT-TERM INVESTMENTS (Cost $483,389,876)		483,364,415
TOTAL INVESTMENTS — 106.7% (Cost $7,332,870,346)		6,692,122,272
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(420,776,521)
NET ASSETS — 100.0%		$ 6,271,345,751
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2022. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Bond is insured by Assured Guaranty Municipal Corp., representing less than 0.05% of net assets.
(g)	Security, or a portion of the security has been designated as collateral for TBA securities.
(h)	Bond is insured by National Public Finance Guaranty Corp., representing less than 0.05% of net assets.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2022.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
ABS	Asset-Backed Security
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$1,499,573,210	$—	$1,499,573,210
Asset-Backed Securities	—	18,577,072	—	18,577,072
Foreign Government Obligations	—	202,373,826	—	202,373,826
U.S. Government Agency Obligations	—	1,867,645,087	—	1,867,645,087
U.S. Treasury Obligations	—	2,525,786,387	—	2,525,786,387
Municipal Bonds & Notes	—	26,154,680	—	26,154,680
Mortgage-Backed Securities	—	64,066,561	—	64,066,561
Commercial Mortgage Backed Securities	—	4,581,034	—	4,581,034
Short-Term Investments	483,364,415	—	—	483,364,415
TOTAL INVESTMENTS	$483,364,415	$6,208,757,857	$—	$6,692,122,272
See accompanying notes to financial statements.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	413,342,891	$413,466,894	$1,518,232,278	$1,800,354,055	$(110,608)	$(42,084)	131,205,546	$131,192,425	$421,154
State Street Navigator Securities Lending Portfolio II	207,198,249	207,198,249	2,164,310,636	2,019,336,895	—	—	352,171,990	352,171,990	394,749
Total		$620,665,143	$3,682,542,914	$3,819,690,950	$(110,608)	$(42,084)		$483,364,415	$815,903
See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$ 1,196,000	$ 967,648
4.65%, 10/1/2028	965,000	954,018
4.75%, 3/30/2030	920,000	903,449
Omnicom Group, Inc.:
2.45%, 4/30/2030	1,006,000	847,183
2.60%, 8/1/2031 (a)	1,393,000	1,166,540
4.20%, 6/1/2030	826,000	788,970
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	1,334,000	1,297,475
3.65%, 11/1/2024	898,000	889,864
WPP Finance 2010 3.75%, 9/19/2024	778,500	760,945
		8,576,092
AEROSPACE & DEFENSE — 1.5%
Boeing Co.:
1.43%, 2/4/2024	3,724,000	3,562,565
1.88%, 6/15/2023	613,000	600,084
1.95%, 2/1/2024	995,000	961,100
2.20%, 2/4/2026	6,023,000	5,435,577
2.25%, 6/15/2026	1,158,000	1,044,493
2.60%, 10/30/2025 (a)	112,000	104,522
2.70%, 2/1/2027	2,520,000	2,242,876
2.75%, 2/1/2026	1,512,000	1,403,862
2.80%, 3/1/2024 (a)	846,000	829,156
2.80%, 3/1/2027 (a)	1,572,000	1,407,977
2.85%, 10/30/2024	357,000	346,458
2.95%, 2/1/2030	1,342,000	1,113,632
3.10%, 5/1/2026 (a)	1,243,000	1,163,373
3.20%, 3/1/2029	1,098,821	952,755
3.25%, 2/1/2028	1,555,000	1,394,617
3.25%, 3/1/2028	724,000	650,036
3.45%, 11/1/2028	1,443,000	1,288,007
3.63%, 2/1/2031	1,562,000	1,351,880
4.88%, 5/1/2025	4,002,000	3,987,032
5.04%, 5/1/2027	2,836,000	2,801,571
5.15%, 5/1/2030	5,927,000	5,686,305
General Dynamics Corp.:
1.15%, 6/1/2026	742,000	672,118
1.88%, 8/15/2023	854,000	842,736
2.13%, 8/15/2026	1,011,000	948,176
2.38%, 11/15/2024	1,119,000	1,089,470
2.63%, 11/15/2027 (a)	874,000	817,041
3.25%, 4/1/2025 (a)	725,000	719,004
3.50%, 5/15/2025	1,198,000	1,194,825
3.50%, 4/1/2027	1,560,000	1,533,574
3.63%, 4/1/2030 (a)	1,320,000	1,278,842
3.75%, 5/15/2028	973,000	957,461
Howmet Aerospace, Inc. 3.00%, 1/15/2029	1,076,000	891,111
Security Description	Principal Amount	Value
L3 Technologies, Inc. 4.40%, 6/15/2028	$ 24,000	$ 23,863
L3Harris Technologies, Inc.:
1.80%, 1/15/2031	1,267,000	1,010,851
2.90%, 12/15/2029 (a)	1,155,000	1,025,363
3.83%, 4/27/2025	1,098,000	1,084,297
3.85%, 12/15/2026	110,000	107,879
3.95%, 5/28/2024	728,000	729,886
4.40%, 6/15/2028	2,098,000	2,061,640
Lockheed Martin Corp.:
1.85%, 6/15/2030 (a)	662,000	565,043
3.55%, 1/15/2026	1	1
3.90%, 6/15/2032 (a)	641,000	632,391
Northrop Grumman Corp.:
2.93%, 1/15/2025	1,520,000	1,488,171
3.20%, 2/1/2027	962,000	924,068
3.25%, 8/1/2023	797,000	796,841
3.25%, 1/15/2028	3,390,000	3,220,568
4.40%, 5/1/2030	1,011,000	1,010,333
7.75%, 2/15/2031	447,000	538,268
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	2,000	2,408
Raytheon Technologies Corp.:
1.90%, 9/1/2031	1,489,000	1,219,640
2.25%, 7/1/2030	985,000	849,228
2.38%, 3/15/2032	1,002,000	848,794
3.13%, 5/4/2027	1,192,000	1,140,553
3.20%, 3/15/2024	871,000	868,683
3.50%, 3/15/2027	1,196,000	1,168,779
3.70%, 12/15/2023	899,000	901,940
3.95%, 8/16/2025	2,257,000	2,266,457
4.13%, 11/16/2028	3,224,000	3,185,119
7.20%, 8/15/2027	225,000	256,394
7.50%, 9/15/2029	1,013,000	1,198,257
Rockwell Collins, Inc. 3.50%, 3/15/2027	50,142	48,819
Teledyne Technologies, Inc.:
0.95%, 4/1/2024	2,602,000	2,461,128
1.60%, 4/1/2026	918,000	822,712
2.25%, 4/1/2028	1,027,000	889,967
2.75%, 4/1/2031	1,395,000	1,166,625
		83,787,202
AGRICULTURE — 0.9%
Altria Group, Inc.:
2.35%, 5/6/2025	867,000	817,633
2.45%, 2/4/2032	2,918,000	2,197,546
2.63%, 9/16/2026 (a)	1,039,000	949,760
3.40%, 5/6/2030	1,204,000	1,026,037
3.80%, 2/14/2024	1,119,000	1,115,498
4.00%, 1/31/2024	1,038,000	1,040,190
4.40%, 2/14/2026	486,000	475,775
4.80%, 2/14/2029	2,413,000	2,286,824
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026 (a)	1,109,000	1,062,078

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
2.90%, 3/1/2032	$ 1,354,000	$ 1,224,273
3.25%, 3/27/2030	1,258,000	1,183,602
BAT Capital Corp.:
2.26%, 3/25/2028	1,884,000	1,576,701
2.73%, 3/25/2031 (a)	967,000	761,658
2.79%, 9/6/2024 (a)	920,000	887,975
3.22%, 8/15/2024	3,404,000	3,311,202
3.22%, 9/6/2026	714,000	666,733
3.46%, 9/6/2029	749,000	641,384
3.56%, 8/15/2027	3,785,000	3,466,000
4.70%, 4/2/2027	1,013,000	990,359
4.74%, 3/16/2032	4,466,000	3,974,025
4.91%, 4/2/2030	1,913,000	1,776,852
BAT International Finance PLC:
1.67%, 3/25/2026	1,508,000	1,337,521
4.45%, 3/16/2028	1,511,000	1,429,013
Bunge, Ltd. Finance Corp.:
1.63%, 8/17/2025	874,000	804,718
2.75%, 5/14/2031	729,000	601,301
3.25%, 8/15/2026	956,000	908,678
3.75%, 9/25/2027 (a)	1,091,000	1,049,236
Philip Morris International, Inc.:
0.88%, 5/1/2026 (a)	975,000	863,323
1.50%, 5/1/2025	1,168,000	1,092,956
1.75%, 11/1/2030	755,000	585,299
2.10%, 5/1/2030	1,077,000	879,801
2.75%, 2/25/2026 (a)	977,000	933,377
2.88%, 5/1/2024	1,114,000	1,100,944
3.13%, 8/17/2027	1,437,000	1,348,739
3.13%, 3/2/2028 (a)	1,154,000	1,055,068
3.25%, 11/10/2024	1,209,000	1,194,069
3.38%, 8/11/2025 (a)	976,000	960,199
3.38%, 8/15/2029 (a)	945,000	851,814
3.60%, 11/15/2023	1,020,000	1,024,090
Reynolds American, Inc.:
4.45%, 6/12/2025	2,977,000	2,965,568
4.85%, 9/15/2023 (a)	585,000	590,575
		53,008,394
AIRLINES — 0.5%
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	898,313	822,172
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	785,365	718,483
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	632,184	569,193
Security Description	Principal Amount	Value
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	$ 815,492	$ 723,839
American Airlines 2017-1 Pass Through Trust Series AA, Class AA, 3.65%, 2/15/2029	1,151,400	1,053,566
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	590,767	532,719
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	878,199	769,575
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	790,649	753,093
Delta Air Lines 2019-1 Class AA Pass Through Trust Series AA, 3.20%, 10/25/2025	1,258,000	1,214,586
Delta Air Lines 2020-1 Pass Through Trust Series AA, Class AA, 2.00%, 12/10/2029	779,164	683,654
JetBlue 2019-1 Pass Through Trust Series 2019, Class AA, 2.75%, 11/15/2033	1,007,207	853,739
Southwest Airlines Co.:
2.63%, 2/10/2030	1,237,000	1,043,422
3.00%, 11/15/2026	1,077,000	1,006,510
3.45%, 11/16/2027	1,069,000	1,004,005
5.13%, 6/15/2027	2,177,000	2,196,288
5.25%, 5/4/2025	1,425,000	1,453,585
Spirit Airlines Pass Through Trust Series A, Class A, 4.10%, 10/1/2029	422,079	394,315
United Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	520,825	504,518
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	1,044,420	992,585
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	758,623	712,400

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	$ 862,447	$ 775,745
United Airlines 2016-2 Pass Through Trust Series AA, 2.88%, 4/7/2030	757,548	685,286
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	1,345,909	1,210,739
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	316,940	295,179
United Airlines 2020-1 Class B Pass Through Trust Series 2020-1, Class B, 4.88%, 7/15/2027	798,460	755,607
United Airlines 2020-1 Pass Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	2,826,758	2,778,137
United Airlines Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	1,921,719	1,795,174
		26,298,114
APPAREL — 0.2%
NIKE, Inc.:
2.38%, 11/1/2026	1,229,000	1,169,369
2.40%, 3/27/2025	1,128,000	1,100,612
2.75%, 3/27/2027	2,131,000	2,050,555
2.85%, 3/27/2030	1,256,000	1,153,234
PVH Corp. 4.63%, 7/10/2025	759,000	757,725
Ralph Lauren Corp.:
2.95%, 6/15/2030 (a)	929,000	816,721
3.75%, 9/15/2025 (a)	678,000	675,308
Tapestry, Inc.:
3.05%, 3/15/2032	1,214,000	988,536
4.13%, 7/15/2027	446,000	428,584
4.25%, 4/1/2025	495,000	494,035
VF Corp.:
2.40%, 4/23/2025	1,084,000	1,040,878
2.80%, 4/23/2027 (a)	25,000	23,399
2.95%, 4/23/2030 (a)	1,333,000	1,166,388
		11,865,344
AUTO MANUFACTURERS — 2.3%
American Honda Finance Corp.:
1.50%, 1/13/2025 (a)	1,147,000	1,090,315
Series GMTN, 2.30%, 9/9/2026	907,000	848,517
Security Description	Principal Amount	Value
Series GMTN, 3.45%, 7/14/2023	$ 20,000	$ 20,011
Series GMTN, 3.50%, 2/15/2028	721,000	696,897
Series MTN, 0.55%, 7/12/2024	840,000	790,331
Series MTN, 0.65%, 9/8/2023	671,000	650,944
Series MTN, 0.75%, 8/9/2024 (a)	2,118,000	1,995,029
Series MTN, 0.88%, 7/7/2023	933,000	910,002
Series MTN, 1.00%, 9/10/2025	1,044,000	951,616
Series MTN, 1.20%, 7/8/2025	1,102,000	1,017,840
Series MTN, 1.30%, 9/9/2026	997,000	900,012
Series MTN, 1.80%, 1/13/2031 (a)	1,069,000	877,895
Series MTN, 2.00%, 3/24/2028	918,000	814,018
Series MTN, 2.15%, 9/10/2024	818,000	792,601
Series MTN, 2.25%, 1/12/2029	984,000	869,669
Series MTN, 2.35%, 1/8/2027	1,076,000	1,001,917
Series MTN, 2.40%, 6/27/2024 (a)	1,050,000	1,026,616
Series MTN, 2.90%, 2/16/2024	945,000	936,193
Series MTN, 3.63%, 10/10/2023	1,094,000	1,097,304
Aptiv PLC/Aptiv Corp.:
2.40%, 2/18/2025	759,000	724,944
3.25%, 3/1/2032 (a)	1,045,000	887,801
Cummins, Inc.:
0.75%, 9/1/2025 (a)	458,000	418,282
1.50%, 9/1/2030	1,654,000	1,340,666
3.65%, 10/1/2023	431,000	432,866
Daimler Finance North America LLC 8.50%, 1/18/2031	2,030,000	2,568,356
General Motors Co.:
4.00%, 4/1/2025	1,001,000	987,517
4.20%, 10/1/2027 (a)	975,000	925,753
4.88%, 10/2/2023	2,737,000	2,762,947
5.00%, 10/1/2028	918,000	889,588
5.40%, 10/2/2023	503,000	510,686
6.13%, 10/1/2025	2,556,000	2,642,981
6.80%, 10/1/2027	1,686,000	1,773,335
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	3,295,000	3,121,222
1.20%, 10/15/2024	896,000	833,119
1.25%, 1/8/2026	1,451,000	1,275,327

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
1.50%, 6/10/2026	$ 1,295,000	$ 1,132,167
2.35%, 2/26/2027 (a)	1,099,000	968,593
2.35%, 1/8/2031 (a)	955,000	741,758
2.40%, 10/15/2028	1,101,000	913,555
2.70%, 8/20/2027	895,000	785,899
2.70%, 6/10/2031	4,639,000	3,667,965
2.75%, 6/20/2025	1,200,000	1,130,748
2.90%, 2/26/2025	1,354,000	1,292,149
3.10%, 1/12/2032	1,518,000	1,219,986
3.50%, 11/7/2024	693,000	677,297
3.60%, 6/21/2030	2,122,000	1,837,312
3.80%, 4/7/2025	1,412,000	1,378,550
3.85%, 1/5/2028	581,000	532,777
3.95%, 4/13/2024	1,236,000	1,226,372
4.00%, 1/15/2025	949,000	935,885
4.00%, 10/6/2026	1,572,000	1,501,512
4.30%, 7/13/2025	836,000	822,883
4.30%, 4/6/2029	873,000	804,356
4.35%, 4/9/2025	6,203,000	6,130,797
4.35%, 1/17/2027	1,378,000	1,322,108
5.00%, 4/9/2027	1,583,000	1,552,638
5.10%, 1/17/2024	1,308,000	1,321,041
5.25%, 3/1/2026	1,360,000	1,362,285
5.65%, 1/17/2029	1,043,000	1,039,808
Honda Motor Co., Ltd.:
2.27%, 3/10/2025	2,328,000	2,240,747
2.53%, 3/10/2027	1,077,000	1,008,966
2.97%, 3/10/2032 (a)	850,000	762,799
Lear Corp.:
3.80%, 9/15/2027 (a)	1,016,000	960,049
4.25%, 5/15/2029	496,000	458,959
Magna International, Inc.:
3.63%, 6/15/2024	1,052,000	1,045,656
4.15%, 10/1/2025	507,000	508,506
PACCAR Financial Corp.:
2.00%, 2/4/2027	1,071,000	989,336
2.85%, 4/7/2025	485,000	478,923
3.15%, 6/13/2024	569,000	566,536
3.40%, 8/9/2023 (a)	702,000	702,779
Series DM#N, 0.50%, 8/9/2024	1,113,000	1,047,745
Series MTN, 0.35%, 8/11/2023	288,000	279,098
Series MTN, 0.35%, 2/2/2024	1,062,000	1,013,233
Series MTN, 0.90%, 11/8/2024	879,000	826,761
Series MTN, 1.10%, 5/11/2026	695,000	628,384
Series MTN, 1.80%, 2/6/2025 (a)	978,000	935,310
Series MTN, 2.15%, 8/15/2024	757,000	737,030
Toyota Motor Corp.:
0.68%, 3/25/2024	1,449,000	1,382,969
1.34%, 3/25/2026	1,739,000	1,584,090
Security Description	Principal Amount	Value
2.36%, 7/2/2024	$ 993,000	$ 973,795
2.36%, 3/25/2031 (a)	892,000	783,256
2.76%, 7/2/2029	590,000	539,142
3.42%, 7/20/2023	1,018,000	1,022,296
3.67%, 7/20/2028	798,000	782,240
Toyota Motor Credit Corp.:
0.63%, 9/13/2024	898,000	844,012
1.45%, 1/13/2025	1,072,000	1,016,428
1.90%, 1/13/2027	978,000	897,960
1.90%, 9/12/2031	1,139,000	937,374
2.40%, 1/13/2032	892,000	764,640
2.50%, 3/22/2024	1,110,000	1,092,850
3.05%, 3/22/2027	1,743,000	1,672,879
3.35%, 1/8/2024	1,087,000	1,088,261
3.65%, 1/8/2029	932,000	905,345
3.95%, 6/30/2025	2,435,000	2,446,883
4.45%, 6/29/2029	2,750,000	2,784,732
Series GMTN, 3.05%, 1/11/2028	982,000	931,162
Series GMTN, 3.45%, 9/20/2023	2,127,000	2,134,189
Series MTN, 0.45%, 1/11/2024 (a)	1,026,000	982,877
Series MTN, 0.50%, 8/14/2023	1,128,000	1,095,017
Series MTN, 0.50%, 6/18/2024	776,000	733,110
Series MTN, 0.80%, 10/16/2025	1,257,000	1,144,008
Series MTN, 0.80%, 1/9/2026	800,000	723,440
Series MTN, 1.13%, 6/18/2026	670,000	605,265
Series MTN, 1.15%, 8/13/2027	966,000	840,797
Series MTN, 1.35%, 8/25/2023	633,000	619,922
Series MTN, 1.65%, 1/10/2031	1,339,000	1,086,023
Series MTN, 1.80%, 2/13/2025	1,478,000	1,410,840
Series MTN, 1.90%, 4/6/2028 (a)	1,062,000	944,458
Series MTN, 2.00%, 10/7/2024	876,000	847,302
Series MTN, 2.15%, 2/13/2030 (a)	1,009,000	873,955
Series MTN, 2.25%, 10/18/2023	1,081,000	1,067,423
Series MTN, 2.90%, 4/17/2024	898,000	889,415
Series MTN, 3.00%, 4/1/2025	1,229,000	1,208,623
Series MTN, 3.20%, 1/11/2027	1,586,000	1,538,135
Series MTN, 3.38%, 4/1/2030	364,000	342,524

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series MTN, 3.40%, 4/14/2025	$ 1,085,000	$ 1,076,949
		131,486,961
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 4.35%, 3/15/2029	704,000	666,589
BorgWarner, Inc.:
2.65%, 7/1/2027	1,289,000	1,172,178
3.38%, 3/15/2025 (a)	808,000	792,034
Lear Corp.:
2.60%, 1/15/2032	756,000	589,567
3.50%, 5/30/2030	1,572,000	1,368,489
Magna International, Inc. 2.45%, 6/15/2030	827,000	705,216
		5,294,073
BANKS — 28.6%
Australia & New Zealand Banking Group, Ltd. Series MTN, 3.70%, 11/16/2025	1,245,000	1,240,767
Banco Bilbao Vizcaya Argentaria SA:
0.88%, 9/18/2023	1,706,000	1,647,808
1.13%, 9/18/2025	1,036,000	939,517
Banco Santander SA:
1.85%, 3/25/2026	1,387,000	1,247,884
2.71%, 6/27/2024	1,455,000	1,421,826
2.75%, 5/28/2025	1,536,000	1,457,019
2.75%, 12/3/2030	1,565,000	1,243,079
2.96%, 3/25/2031	996,000	834,947
3.31%, 6/27/2029	912,000	829,017
3.49%, 5/28/2030	1,141,000	1,009,842
3.50%, 3/24/2025 (a)	1,339,000	1,309,716
3.80%, 2/23/2028 (a)	1,443,000	1,351,211
3.89%, 5/24/2024	3,106,000	3,093,079
4.25%, 4/11/2027	1,071,000	1,033,461
4.38%, 4/12/2028	1,400,000	1,347,010
5.18%, 11/19/2025 (a)	1,899,000	1,904,146
1 year CMT + 0.90%, 1.72%, 9/14/2027 (b)	1,670,000	1,449,977
1 year CMT + 1.60%, 3.23%, 11/22/2032 (b)	1,023,000	816,671
1 year CMT + 2.00%, 4.18%, 3/24/2028 (b)	2,648,000	2,530,588
Bank of America Corp.:
6.22%, 9/15/2026	2,057,000	2,156,662
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (b)	6,580,000	6,371,480
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (b)	8,605,000	8,015,127
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (b)	2,567,000	2,445,376
Security Description	Principal Amount	Value
5 Year CMT + 1.20%, 2.48%, 9/21/2036 (b)	$ 2,175,000	$ 1,691,389
5 Year CMT + 2.00%, 3.85%, 3/8/2037 (b)	2,780,000	2,407,675
SOFR + 0.67%, 1.84%, 2/4/2025 (b)	3,205,000	3,091,767
SOFR + 0.69%, 0.98%, 4/22/2025 (b)	6,172,000	5,806,062
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	8,846,000	7,883,821
SOFR + 1.05%, 2.55%, 2/4/2028 (b)	2,720,000	2,475,227
SOFR + 1.11%, 3.84%, 4/25/2025	2,147,000	2,140,688
SOFR + 1.21%, 2.57%, 10/20/2032 (b)	3,552,000	2,930,897
SOFR + 1.22%, 2.30%, 7/21/2032 (b)	4,061,000	3,282,506
SOFR + 1.32%, 2.69%, 4/22/2032 (b)	4,765,000	4,003,887
SOFR + 1.33%, 2.97%, 2/4/2033 (b)	4,355,000	3,712,071
SOFR + 1.33%, 3.38%, 4/2/2026 (b)	8,275,000	8,021,206
SOFR + 1.58%, 4.38%, 4/27/2028	2,297,000	2,263,280
SOFR + 1.83%, 4.57%, 4/27/2033	4,271,000	4,156,665
SOFR + 2.15%, 2.59%, 4/29/2031 (b)	5,017,000	4,255,068
Series GMTN, 3.50%, 4/19/2026 (a)	2,646,000	2,579,188
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (b)	4,594,000	4,335,955
Series L, 3.95%, 4/21/2025	3,222,000	3,184,431
Series L, 4.18%, 11/25/2027	2,627,000	2,556,176
Series MTN, 3.25%, 10/21/2027 (a)	2,505,000	2,362,992
Series MTN, 3.88%, 8/1/2025	1,208,000	1,203,989
Series MTN, 4.00%, 4/1/2024 (a)	3,538,000	3,567,365
Series MTN, 4.00%, 1/22/2025	3,050,000	3,037,220
Series MTN, 4.13%, 1/22/2024	1,096,000	1,108,462
Series MTN, 4.20%, 8/26/2024	5,421,000	5,433,035
Series MTN, 4.25%, 10/22/2026	2,128,000	2,099,102
Series MTN, 4.45%, 3/3/2026	2,233,000	2,227,016
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (b)	1,663,000	1,555,371

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (b)	$ 3,724,000	$ 3,551,616
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (b)	3,902,000	3,884,714
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (b)	2,853,000	2,816,596
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (b)	4,515,000	3,820,999
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (b)	3,647,000	3,497,765
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (b)	3,802,000	3,627,754
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (b)	3,077,000	2,983,828
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (b)	3,142,000	2,810,393
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (b)	2,769,000	2,421,934
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (b)	5,995,000	5,632,482
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (b)	7,591,000	7,300,113
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (b)	3,279,000	3,144,036
Series MTN, SOFR + 0.65%, 1.53%, 12/6/2025 (b)	3,534,000	3,288,634
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (b)	3,715,000	3,545,002
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (b)	4,421,000	4,098,179
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (b)	7,383,000	6,616,645
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (b)	3,273,000	2,802,834
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (b)	4,020,000	3,656,914
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (b)	2,733,000	2,178,228
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (b)	$ 4,057,000	$ 3,245,965
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (b)	7,174,000	6,449,211
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (b)	2,680,000	2,250,021
Bank of Montreal:
0.45%, 12/8/2023	1,097,000	1,052,539
2.15%, 3/8/2024	1,078,000	1,054,920
2.65%, 3/8/2027	4,527,000	4,198,883
3.70%, 6/7/2025	4,015,000	3,979,026
5 Year CMT + 1.40%, 3.09%, 1/10/2037 (b)	1,470,000	1,202,372
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (a) (b)	1,127,000	1,125,738
Series E, 3.30%, 2/5/2024	1,904,000	1,899,716
Series MTN, 0.63%, 7/9/2024	2,589,000	2,435,705
Series MTN, 1.25%, 9/15/2026 (a)	1,580,000	1,400,370
Series MTN, 1.50%, 1/10/2025	1,399,000	1,319,887
Series MTN, 1.85%, 5/1/2025	1,658,000	1,568,435
Series MTN, 2.50%, 6/28/2024	1,095,000	1,069,629
Series MTN, SOFR + 0.60%, 0.95%, 1/22/2027 (b)	922,000	821,124
Bank of New York Mellon Corp Series MTN, 1.80%, 7/28/2031	714,000	578,319
Bank of New York Mellon Corp.:
2.05%, 1/26/2027	1,022,000	939,709
2.50%, 1/26/2032	1,495,000	1,275,549
3.35%, 4/25/2025	1,268,000	1,255,421
3.40%, 5/15/2024	993,000	991,640
3.85%, 4/26/2029	1,639,000	1,591,551
3.99%, 6/13/2028	2,467,000	2,440,924
4.29%, 6/13/2033	2,192,000	2,148,379
Series 0012, 3.65%, 2/4/2024	741,000	743,660
Series G, 3.00%, 2/24/2025	971,000	952,376
Series J, 0.85%, 10/25/2024	713,000	671,589
Series J, 1.90%, 1/25/2029	1,743,000	1,512,314
Series MTN, 0.35%, 12/7/2023	720,000	693,871
Series MTN, 0.50%, 4/26/2024	880,000	836,053
Series MTN, 0.75%, 1/28/2026 (a)	959,000	863,493

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series MTN, 1.05%, 10/15/2026 (a)	$ 1,341,000	$ 1,188,555
Series MTN, 1.60%, 4/24/2025	1,350,000	1,270,012
Series MTN, 1.65%, 7/14/2028	740,000	641,728
Series MTN, 1.65%, 1/28/2031 (a)	761,000	615,451
Series MTN, 2.10%, 10/24/2024	983,000	951,613
Series MTN, 2.20%, 8/16/2023	104,000	102,897
Series MTN, 2.45%, 8/17/2026	1,362,000	1,287,090
Series MTN, 2.80%, 5/4/2026 (a)	1,114,000	1,073,116
Series MTN, 3.25%, 9/11/2024	987,000	979,825
Series MTN, 3.25%, 5/16/2027 (a)	1,335,000	1,295,671
Series MTN, 3.30%, 8/23/2029	1,681,000	1,554,404
Series MTN, 3.40%, 1/29/2028	1,280,000	1,225,203
Series MTN, 3.85%, 4/28/2028	1,279,000	1,249,826
Series MTN, 3.95%, 11/18/2025	675,000	676,492
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (b)	1,551,000	1,498,824
Series MTN, SOFR + 0.57%, 3.43%, 6/13/2025	2,317,000	2,299,785
Bank of Nova Scotia:
0.40%, 9/15/2023	3,281,000	3,169,577
0.55%, 9/15/2023	977,000	944,857
0.65%, 7/31/2024	912,000	855,438
0.70%, 4/15/2024	1,312,000	1,243,815
1.05%, 3/2/2026	829,000	740,604
1.30%, 6/11/2025	927,000	860,636
1.30%, 9/15/2026	1,350,000	1,197,963
1.35%, 6/24/2026	984,000	882,097
1.45%, 1/10/2025 (a)	1,332,000	1,258,727
1.95%, 2/2/2027	1,398,000	1,263,652
2.15%, 8/1/2031 (a)	833,000	680,853
2.20%, 2/3/2025	1,218,000	1,166,661
2.44%, 3/11/2024	984,000	964,822
2.45%, 2/2/2032	666,000	553,033
2.70%, 8/3/2026 (a)	1,302,000	1,229,114
2.95%, 3/11/2027	1,846,000	1,737,824
3.40%, 2/11/2024	1,367,000	1,362,721
3.45%, 4/11/2025	1,862,000	1,836,975
4.50%, 12/16/2025	2,721,000	2,724,347
5 Year CMT + 2.05%, 4.59%, 5/4/2037 (b)	640,000	588,410
Security Description	Principal Amount	Value
Series 2, 5 Year CMT + 2.61%, 3.63%, 10/27/2081 (b)	$ 4,639,000	$ 3,470,482
Bank OZK 3 Month SOFR + 2.09%, 2.75%, 10/1/2031	20,000	18,073
BankUnited, Inc.:
4.88%, 11/17/2025	976,000	983,076
5.13%, 6/11/2030	751,000	718,159
Barclays Bank PLC Series BKNT, 3.75%, 5/15/2024	1,053,000	1,047,240
Barclays PLC:
3.65%, 3/16/2025 (a)	2,475,000	2,423,223
4.34%, 1/10/2028	1,576,000	1,506,987
4.38%, 9/11/2024	1,366,000	1,359,716
4.38%, 1/12/2026	2,949,000	2,913,494
4.84%, 5/9/2028	2,903,000	2,794,544
5.20%, 5/12/2026	2,535,000	2,527,268
1 year CMT + 0.80%, 1.01%, 12/10/2024 (b)	1,669,000	1,584,065
1 year CMT + 1.05%, 2.28%, 11/24/2027 (b)	1,999,000	1,773,533
1 year CMT + 1.20%, 2.67%, 3/10/2032 (b)	1,136,000	916,139
1 year CMT + 1.30%, 2.89%, 11/24/2032 (b)	1,251,000	1,006,655
1 year CMT + 1.90%, 2.65%, 6/24/2031 (b)	1,191,000	988,554
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (b)	2,681,000	2,639,632
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (b)	3,319,000	3,257,167
3 Month USD LIBOR + 3.05%, 5.09%, 6/20/2030 (b)	5,485,000	5,195,063
SOFR + 2.71%, 2.85%, 5/7/2026 (b)	2,113,000	1,995,728
5 Year CMT + 2.90%, 3.56%, 9/23/2035 (b)	435,000	345,390
BNP Paribas SA Series MTN, 4.25%, 10/15/2024 (a)	950,000	947,349
BPCE SA:
4.00%, 4/15/2024	1,487,000	1,482,628
Series MTN, 3.38%, 12/2/2026	1,545,000	1,477,854
Branch Banking & Trust Co. Series BKNT, 3.80%, 10/30/2026	1,184,000	1,155,620
Canadian Imperial Bank of Commerce:
0.50%, 12/14/2023	742,000	710,799
0.95%, 10/23/2025 (a)	813,000	737,050
1.00%, 10/18/2024	1,041,000	974,699

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
1.25%, 6/22/2026 (a)	$ 654,000	$ 583,656
2.25%, 1/28/2025	1,131,000	1,085,466
3.10%, 4/2/2024	907,000	897,295
3.30%, 4/7/2025 (a)	1,581,000	1,551,767
3.45%, 4/7/2027 (a)	1,449,000	1,390,069
3.60%, 4/7/2032	2,031,000	1,844,270
Series BKNT, 3.50%, 9/13/2023	821,000	821,714
Citibank NA Series BKNT, 3.65%, 1/23/2024	2,957,000	2,968,769
Citigroup, Inc.:
3.20%, 10/21/2026	3,534,000	3,362,389
3.30%, 4/27/2025 (a)	1,695,000	1,670,507
3.40%, 5/1/2026	2,109,000	2,040,732
3.70%, 1/12/2026	2,475,000	2,429,237
3.75%, 6/16/2024	1,036,000	1,041,667
3.88%, 10/25/2023	844,000	852,372
3.88%, 3/26/2025	3,680,000	3,635,288
4.00%, 8/5/2024 (a)	874,000	872,706
4.13%, 7/25/2028	2,467,000	2,368,517
4.30%, 11/20/2026	1,149,000	1,134,350
4.40%, 6/10/2025	2,969,000	2,967,070
4.45%, 9/29/2027	6,613,000	6,501,637
4.60%, 3/9/2026	2,848,000	2,854,038
5.50%, 9/13/2025	1,127,000	1,159,559
6.63%, 1/15/2028	580,000	637,501
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (b)	4,806,000	4,712,619
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (b)	5,126,000	4,783,891
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (b)	2,883,000	2,742,973
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (b)	3,438,000	3,216,868
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	3,396,000	3,211,020
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (b)	4,044,000	3,882,442
SOFR + 0.53%, 1.28%, 11/3/2025 (b)	2,990,000	2,778,487
SOFR + 0.67%, 0.98%, 5/1/2025 (b)	2,400,000	2,248,680
SOFR + 0.69%, 0.78%, 10/30/2024 (b)	4,573,000	4,362,916
SOFR + 0.69%, 2.01%, 1/25/2026 (b)	2,931,000	2,748,252
SOFR + 0.77%, 1.12%, 1/28/2027 (b)	2,976,000	2,628,403
SOFR + 0.77%, 1.46%, 6/9/2027 (b)	3,567,000	3,152,336
Security Description	Principal Amount	Value
SOFR + 1.15%, 2.67%, 1/29/2031 (b)	$ 2,828,000	$ 2,401,651
SOFR + 1.17%, 2.56%, 5/1/2032 (b)	3,300,000	2,721,708
SOFR + 1.18%, 2.52%, 11/3/2032 (b)	1,898,000	1,538,822
SOFR + 1.35%, 3.06%, 1/25/2033 (b)	3,336,000	2,833,598
SOFR + 1.37%, 4.14%, 5/24/2025	2,097,000	2,090,164
SOFR + 1.42%, 2.98%, 11/5/2030 (b)	2,941,000	2,566,552
SOFR + 1.53%, 3.29%, 3/17/2026 (b)	1,829,000	1,772,008
SOFR + 1.89%, 4.66%, 5/24/2028	3,278,000	3,254,071
SOFR + 1.94%, 3.79%, 3/17/2033 (b)	3,147,000	2,841,835
SOFR + 2.09%, 4.91%, 5/24/2033	2,767,000	2,731,416
SOFR + 2.11%, 2.57%, 6/3/2031 (b)	3,825,000	3,217,705
SOFR + 2.84%, 3.11%, 4/8/2026 (b)	7,509,000	7,220,354
SOFR + 3.91%, 4.41%, 3/31/2031 (b)	5,078,000	4,863,404
Series VAR, SOFR + 1.28%, 3.07%, 2/24/2028 (b)	2,350,000	2,177,815
Citizens Bank NA SOFR + 1.40%, 4.12%, 5/23/2025	1,239,000	1,235,233
Citizens Bank NA/Providence RI:
Series BKNT, 2.25%, 4/28/2025	1,149,000	1,092,320
Series BKNT, 3.75%, 2/18/2026	1,917,000	1,880,750
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	1,084,000	911,449
2.85%, 7/27/2026	1,511,000	1,412,407
3.25%, 4/30/2030	907,000	805,280
4.30%, 12/3/2025	895,000	889,496
5 Year CMT + 2.75%, 5.64%, 5/21/2037 (b)	1,628,000	1,600,764
Comerica Bank:
Series BKNT, 2.50%, 7/23/2024	941,000	913,871
Series BKNT, 4.00%, 7/27/2025	1,241,000	1,223,018
Comerica, Inc. 4.00%, 2/1/2029	1,507,000	1,462,845
Cooperatieve Rabobank UA:
0.38%, 1/12/2024 (a)	1,019,000	971,912
1.38%, 1/10/2025	1,083,000	1,020,002
4.38%, 8/4/2025	1,857,000	1,839,024
4.63%, 12/1/2023 (a)	998,000	1,007,681

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series BKNT, 3.75%, 7/21/2026	$ 3,995,000	$ 3,808,274
Series MTN, 3.38%, 5/21/2025	1,088,000	1,071,908
Credit Suisse AG:
0.50%, 2/2/2024	1,098,000	1,034,140
1.25%, 8/7/2026 (a)	1,718,000	1,502,339
2.95%, 4/9/2025 (a)	1,609,000	1,539,765
Series FXD, 0.52%, 8/9/2023	1,571,000	1,516,691
Series MTN, 3.63%, 9/9/2024	4,673,000	4,586,503
Credit Suisse Group AG 3.75%, 3/26/2025	2,552,000	2,473,756
Credit Suisse Group Funding Guernsey, Ltd. 4.55%, 4/17/2026	4,696,000	4,585,644
Deutsche Bank AG:
0.90%, 5/28/2024	1,176,000	1,102,500
1.69%, 3/19/2026	1,055,000	946,303
3.70%, 5/30/2024 (a)	1,126,000	1,113,974
3.70%, 5/30/2024	2,374,000	2,336,135
4.10%, 1/13/2026 (a)	685,000	673,588
4.10%, 1/13/2026	1,669,000	1,650,274
4.16%, 5/13/2025	1,383,000	1,374,329
SOFR + 1.13%, 1.45%, 4/1/2025 (b)	1,101,000	1,029,776
SOFR + 1.22%, 2.31%, 11/16/2027 (b)	1,910,000	1,647,738
SOFR + 1.32%, 2.55%, 1/7/2028 (b)	2,120,000	1,834,160
SOFR + 1.72%, 3.04%, 5/28/2032 (b)	1,794,000	1,419,825
SOFR + 1.87%, 2.13%, 11/24/2026 (b)	2,447,000	2,175,138
SOFR + 2.16%, 2.22%, 9/18/2024 (b)	2,127,000	2,055,448
SOFR + 2.58%, 3.96%, 11/26/2025 (b)	2,546,000	2,466,412
SOFR + 3.04%, 3.55%, 9/18/2031 (b)	1,726,000	1,441,262
Series E, 0.96%, 11/8/2023	2,047,000	1,962,459
Discover Bank:
2.45%, 9/12/2024	2,263,000	2,172,435
Series BKNT, 2.70%, 2/6/2030	1,111,000	925,107
Series BKNT, 3.45%, 7/27/2026	3,208,000	3,035,153
Series BKNT, 4.20%, 8/8/2023	761,000	763,298
Series BKNT, 4.25%, 3/13/2026	1,406,000	1,372,748
Series BKNT, 4.65%, 9/13/2028	1,935,000	1,861,064
Security Description	Principal Amount	Value
Series BKNT, USD 5 Year Swap Rate + 1.73%, 4.68%, 8/9/2028 (b)	$ 1,560,000	$ 1,517,755
Fifth Third Bancorp:
2.38%, 1/28/2025	640,000	613,235
2.55%, 5/5/2027	1,002,000	919,245
3.65%, 1/25/2024	2,123,000	2,114,466
3.95%, 3/14/2028 (a)	970,000	942,491
4.30%, 1/16/2024	817,000	821,739
SOFR + 0.69%, 1.71%, 11/1/2027 (a) (b)	1,040,000	921,544
SOFR + 1.35%, 4.06%, 4/25/2028	1,377,000	1,343,773
SOFR + 1.66%, 4.34%, 4/25/2033 (a)	1,010,000	960,823
Fifth Third Bank Class BKNT, 2.25%, 2/1/2027	431,000	398,912
Fifth Third Bank NA:
Series BKNT, 3.85%, 3/15/2026	2,272,000	2,225,538
Series BKNT, 3.95%, 7/28/2025	1,604,000	1,605,251
First Citizens BancShares, Inc. 3 Month SOFR + 2.47%, 3.38%, 3/15/2030 (b)	88,000	83,774
First Horizon Bank Series BKNT, 5.75%, 5/1/2030 (a)	1,820,000	1,857,856
First Horizon National Corp. 4.00%, 5/26/2025	1,144,000	1,122,104
First-Citizens Bank & Trust Co.:
6.13%, 3/9/2028	492,000	510,657
Series BKNT, 3 Month SOFR + 1.72%, 2.97%, 9/27/2025 (b)	1,585,000	1,518,224
Goldman Sachs Group, Inc.:
1.22%, 12/6/2023	1,939,000	1,870,708
2.60%, 2/7/2030	2,128,000	1,814,014
3.00%, 3/15/2024	2,613,000	2,579,737
3.50%, 1/23/2025	3,488,000	3,447,888
3.50%, 4/1/2025	7,238,000	7,111,625
3.50%, 11/16/2026	4,190,000	4,026,422
3.63%, 2/20/2024 (a)	2,171,000	2,164,031
3.75%, 5/22/2025	5,134,000	5,076,859
3.75%, 2/25/2026	2,828,000	2,776,926
3.80%, 3/15/2030	2,639,000	2,444,664
3.85%, 1/26/2027	3,979,000	3,849,484
4.00%, 3/3/2024	3,799,000	3,809,561
4.25%, 10/21/2025	3,181,000	3,161,437
5.95%, 1/15/2027	3,886,000	4,067,321
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (b)	2,747,000	2,590,009

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (b)	$ 5,068,000	$ 4,864,621
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (b)	8,095,000	7,673,250
SOFR + 0.49%, 0.93%, 10/21/2024 (b)	3,333,000	3,191,181
SOFR + 0.51%, 0.66%, 9/10/2024 (b)	3,733,000	3,574,945
SOFR + 0.61%, 0.86%, 2/12/2026 (b)	1,287,000	1,172,122
SOFR + 0.73%, 1.76%, 1/24/2025 (b)	3,727,000	3,586,306
SOFR + 0.80%, 1.43%, 3/9/2027 (b)	3,590,000	3,191,833
SOFR + 0.82%, 1.54%, 9/10/2027 (b)	4,533,000	3,978,659
SOFR + 0.91%, 1.95%, 10/21/2027 (b)	12,118,000	10,730,853
SOFR + 1.09%, 1.99%, 1/27/2032 (b)	3,474,000	2,746,892
SOFR + 1.11%, 2.64%, 2/24/2028 (b)	4,263,000	3,866,370
SOFR + 1.26%, 2.65%, 10/21/2032 (b)	3,384,000	2,789,668
SOFR + 1.28%, 2.62%, 4/22/2032 (b)	4,805,000	3,986,564
SOFR + 1.41%, 3.10%, 2/24/2033 (b)	3,079,000	2,633,038
SOFR + 1.51%, 4.39%, 6/15/2027	739,000	729,164
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	3,386,000	3,208,404
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (b)	3,584,000	3,485,978
SOFR + 1.25%, 2.38%, 7/21/2032 (b)	4,427,000	3,583,170
Series MTN, 3.85%, 7/8/2024	2,481,000	2,488,120
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (b)	3,779,000	3,359,229
HSBC Holdings PLC:
3.90%, 5/25/2026	3,167,000	3,100,271
4.25%, 3/14/2024	2,272,000	2,263,071
4.25%, 8/18/2025	1,655,000	1,631,780
4.30%, 3/8/2026	3,984,000	3,944,957
4.38%, 11/23/2026	1,702,000	1,666,837
4.95%, 3/31/2030	2,719,000	2,684,822
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (b)	3,055,000	3,012,566
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (a) (b)	3,533,000	3,455,981
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (b)	$ 6,611,000	$ 6,367,120
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (b)	3,938,000	3,740,627
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (b)	7,661,000	7,058,156
SOFR + 0.53%, 0.73%, 8/17/2024 (b)	1,600,000	1,535,376
SOFR + 0.58%, 1.16%, 11/22/2024 (b)	1,399,000	1,336,954
SOFR + 0.71%, 0.98%, 5/24/2025 (b)	2,785,000	2,598,405
SOFR + 1.10%, 2.25%, 11/22/2027 (b)	2,522,000	2,247,052
SOFR + 1.19%, 2.80%, 5/24/2032 (b)	3,258,000	2,674,753
SOFR + 1.29%, 1.59%, 5/24/2027 (b)	4,116,000	3,618,870
SOFR + 1.29%, 2.21%, 8/17/2029 (b)	2,089,000	1,754,530
SOFR + 1.40%, 2.63%, 11/7/2025 (b)	2,670,000	2,546,352
SOFR + 1.41%, 2.87%, 11/22/2032 (a) (b)	1,896,000	1,553,052
SOFR + 1.43%, 3.00%, 3/10/2026 (b)	2,209,000	2,107,739
SOFR + 1.51%, 4.18%, 12/9/2025	3,706,000	3,648,001
SOFR + 1.54%, 1.65%, 4/18/2026 (b)	2,696,000	2,473,149
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	7,998,000	6,843,649
SOFR + 1.93%, 2.10%, 6/4/2026 (a) (b)	2,191,000	2,026,456
SOFR + 1.95%, 2.36%, 8/18/2031 (b)	1,416,000	1,149,339
SOFR + 2.11%, 4.76%, 6/9/2028	3,456,000	3,360,407
SOFR + 2.39%, 2.85%, 6/4/2031 (a) (b)	1,716,000	1,449,213
SOFR + 2.53%, 4.76%, 3/29/2033 (a) (b)	1,865,000	1,722,589
HSBC USA, Inc.:
3.50%, 6/23/2024	1,122,000	1,114,718
3.75%, 5/24/2024	2,330,000	2,318,606
Huntington Bancshares, Inc.:
2.55%, 2/4/2030 (a)	1,014,000	862,853
2.63%, 8/6/2024	777,000	754,211
4.00%, 5/15/2025 (a)	1,086,000	1,081,004
5 Year CMT + 1.17%, 2.49%, 8/15/2036 (b)	860,000	666,887
SOFR + 2.05%, 5.02%, 5/17/2033	1,743,000	1,725,762

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Huntington National Bank:
SOFR + 1.21%, 4.01%, 5/16/2025	$ 1,239,000	$ 1,235,444
SOFRINDX + 1.65%, 4.55%, 5/17/2028	624,000	621,261
Series BKNT, 3.55%, 10/6/2023	937,000	936,213
ING Groep NV:
3.55%, 4/9/2024	1,032,000	1,023,579
3.95%, 3/29/2027	2,145,000	2,068,767
4.05%, 4/9/2029 (a)	1,988,000	1,866,096
4.10%, 10/2/2023	2,223,000	2,230,336
4.55%, 10/2/2028	1,687,000	1,641,805
SOFR + 1.32%, 2.73%, 4/1/2032 (b)	1,211,000	1,008,908
SOFR + 1.64%, 3.87%, 3/28/2026	1,560,000	1,530,079
SOFR + 1.83%, 4.02%, 3/28/2028 (b)	1,443,000	1,377,055
SOFR + 2.07%, 4.25%, 3/28/2033 (b)	386,000	359,528
SOFR + 1.01%, 1.73%, 4/1/2027 (b)	1,201,000	1,073,081
Intesa Sanpaolo SpA 5.25%, 1/12/2024	719,000	725,011
JPMorgan Chase & Co.:
2.95%, 10/1/2026 (a)	2,973,000	2,838,353
3.13%, 1/23/2025	2,666,000	2,629,076
3.20%, 6/15/2026	1,923,000	1,864,272
3.30%, 4/1/2026	3,026,000	2,940,425
3.63%, 5/13/2024 (a)	2,006,000	2,008,929
3.63%, 12/1/2027 (a)	2,753,000	2,644,119
3.85%, 6/14/2025	2,767,000	2,739,856
3.88%, 2/1/2024	1,080,000	1,086,631
3.88%, 9/10/2024	3,305,000	3,298,853
3.90%, 7/15/2025	2,777,000	2,789,746
4.13%, 12/15/2026	1,578,000	1,566,417
4.25%, 10/1/2027	1,508,000	1,493,297
7.63%, 10/15/2026	2,255,000	2,545,805
7.75%, 7/15/2025	302,000	330,608
8.00%, 4/29/2027	1,059,000	1,215,467
8.75%, 9/1/2030	1,276,000	1,561,339
3 Month SOFR + 0.58%, 0.97%, 6/23/2025 (b)	2,353,000	2,200,314
3 Month SOFR + 0.60%, 0.65%, 9/16/2024 (b)	2,192,000	2,102,654
3 Month SOFR + 0.70%, 1.04%, 2/4/2027 (b)	2,018,000	1,783,629
3 Month SOFR + 1.11%, 1.76%, 11/19/2031 (b)	2,106,000	1,666,983
3 Month SOFR + 1.59%, 2.01%, 3/13/2026 (b)	9,164,000	8,580,253
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (b)	3,499,000	3,488,888
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (a) (b)	$ 2,498,000	$ 2,338,378
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (b)	5,352,000	5,334,499
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (b)	2,557,000	2,451,626
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (b)	6,638,000	6,521,636
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (b)	5,141,000	4,787,505
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (b)	3,478,000	3,402,597
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (b)	3,544,000	3,417,621
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (b)	3,091,000	3,008,996
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (b)	3,562,000	3,418,095
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (b)	4,166,000	3,946,577
SOFR + 0.42%, 0.56%, 2/16/2025 (b)	2,385,000	2,248,554
SOFR + 0.49%, 0.77%, 8/9/2025 (b)	3,173,000	2,945,464
SOFR + 0.54%, 0.82%, 6/1/2025 (b)	3,938,000	3,684,353
SOFR + 0.61%, 1.56%, 12/10/2025 (b)	3,175,000	2,973,927
SOFR + 0.77%, 1.47%, 9/22/2027 (b)	3,063,000	2,686,925
SOFR + 0.80%, 1.05%, 11/19/2026 (b)	3,348,000	2,979,687
SOFR + 0.89%, 1.58%, 4/22/2027 (b)	6,510,000	5,810,566
SOFR + 0.92%, 2.60%, 2/24/2026 (b)	1,936,000	1,843,149
SOFR + 1.02%, 2.07%, 6/1/2029 (b)	2,091,000	1,798,135
SOFR + 1.07%, 1.95%, 2/4/2032 (b)	3,652,000	2,917,072
SOFR + 1.16%, 2.30%, 10/15/2025 (b)	2,339,000	2,229,371
SOFR + 1.17%, 2.95%, 2/24/2028 (b)	1,464,000	1,356,440
SOFR + 1.18%, 2.55%, 11/8/2032 (b)	3,157,000	2,623,088
SOFR + 1.25%, 2.58%, 4/22/2032 (b)	4,512,000	3,799,149

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
SOFR + 1.26%, 2.96%, 1/25/2033 (b)	$ 4,280,000	$ 3,675,022
SOFR + 1.32%, 4.08%, 4/26/2026	3,457,000	3,425,265
SOFR + 1.51%, 2.74%, 10/15/2030 (b)	4,955,000	4,319,967
SOFR + 1.56%, 4.32%, 4/26/2028	3,921,000	3,860,891
SOFR + 1.75%, 4.57%, 6/14/2030	2,387,000	2,346,851
SOFR + 1.80%, 4.59%, 4/26/2033	6,096,000	5,994,197
SOFR + 1.85%, 2.08%, 4/22/2026 (b)	8,538,000	7,999,081
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	1,270,000	1,131,024
SOFR + 2.04%, 2.52%, 4/22/2031 (b)	2,488,000	2,120,920
SOFR + 2.52%, 2.96%, 5/13/2031 (b)	3,453,000	2,988,157
SOFR + 3.79%, 4.49%, 3/24/2031 (b)	3,150,000	3,076,384
KeyBank NA:
Series BKNT, 3.30%, 6/1/2025	1,374,000	1,351,686
Series BKNT, 3.40%, 5/20/2026	1,068,000	1,024,084
Series BKNT, 3.90%, 4/13/2029	5,995,000	5,651,127
Series BKNT, 4.39%, 12/14/2027	489,000	486,809
Series BKNT, 6.95%, 2/1/2028	1,201,000	1,319,166
KeyCorp:
SOFR + 1.25%, 3.88%, 5/23/2025	1,311,000	1,301,967
SOFR + 2.06%, 4.79%, 6/1/2033	1,695,000	1,671,033
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	1,621,000	1,457,684
Series MTN, 2.55%, 10/1/2029 (a)	1,154,000	996,237
Series MTN, 4.10%, 4/30/2028 (a)	1,273,000	1,227,388
Series MTN, 4.15%, 10/29/2025	659,000	656,318
Lloyds Bank PLC 3.50%, 5/14/2025	774,000	758,799
Lloyds Banking Group PLC:
3.75%, 1/11/2027	3,264,000	3,151,098
3.90%, 3/12/2024	921,000	918,854
4.05%, 8/16/2023	180,000	180,563
4.38%, 3/22/2028	1,907,000	1,851,926
4.45%, 5/8/2025	5,674,000	5,680,298
4.50%, 11/4/2024	1,025,000	1,020,746
4.55%, 8/16/2028	1,259,000	1,230,534
Security Description	Principal Amount	Value
4.58%, 12/10/2025	$ 2,041,000	$ 2,003,507
4.65%, 3/24/2026	1,721,000	1,689,058
1 year CMT + 0.85%, 1.63%, 5/11/2027 (b)	1,413,000	1,256,722
1 year CMT + 1.00%, 2.44%, 2/5/2026 (b)	1,543,000	1,461,746
1 year CMT + 3.50%, 3.87%, 7/9/2025 (b)	1,766,000	1,745,585
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (b)	2,214,000	2,073,101
1 year CMT + 1.60%, 3.51%, 3/18/2026 (b)	1,169,000	1,138,910
1 year CMT + 1.80%, 3.75%, 3/18/2028 (b)	1,577,000	1,499,774
Manufacturers & Traders Trust Co.:
Series BKNT, 2.90%, 2/6/2025	1,054,000	1,032,245
Series BKNT, 3.40%, 8/17/2027	1,013,000	959,625
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	2,169,000	1,994,287
2.05%, 7/17/2030	1,292,000	1,054,711
2.19%, 2/25/2025	4,071,000	3,867,287
2.53%, 9/13/2023	1,745,000	1,728,056
2.56%, 2/25/2030	1,122,000	962,642
2.76%, 9/13/2026	1,237,000	1,157,288
2.80%, 7/18/2024	872,000	849,642
3.20%, 7/18/2029	2,258,000	2,037,732
3.29%, 7/25/2027 (a)	4,233,000	4,004,630
3.41%, 3/7/2024	1,694,000	1,681,820
3.68%, 2/22/2027 (a)	942,000	911,555
3.74%, 3/7/2029	1,882,000	1,771,978
3.76%, 7/26/2023	2,441,000	2,438,705
3.78%, 3/2/2025 (a)	1,045,000	1,037,612
3.85%, 3/1/2026	2,948,000	2,895,172
3.96%, 3/2/2028	1,762,000	1,700,242
4.05%, 9/11/2028 (a)	1,056,000	1,018,248
1 year CMT + 0.45%, 0.96%, 10/11/2025 (b)	1,174,000	1,088,451
1 year CMT + 0.55%, 0.95%, 7/19/2025 (b)	5,692,000	5,315,303
1 year CMT + 0.67%, 1.64%, 10/13/2027 (b)	1,684,000	1,485,002
1 year CMT + 0.68%, 0.85%, 9/15/2024 (b)	3,121,000	3,006,272
1 year CMT + 0.75%, 1.54%, 7/20/2027 (b)	3,664,000	3,236,521
1 year CMT + 0.83%, 2.34%, 1/19/2028 (b)	1,635,000	1,476,994
1 year CMT + 1.10%, 2.85%, 1/19/2033 (b)	1,156,000	982,797
1 year CMT + 0.95%, 2.31%, 7/20/2032 (b)	1,191,000	969,927

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
1 year CMT + 0.97%, 2.49%, 10/13/2032 (a) (b)	$ 200,000	$ 165,156
Mizuho Financial Group, Inc.:
2.56%, 9/13/2031	1,738,000	1,390,400
2.84%, 9/13/2026 (a)	898,000	834,332
3.17%, 9/11/2027 (a)	1,072,000	994,752
3.66%, 2/28/2027 (a)	938,000	896,390
4.02%, 3/5/2028 (a)	1,233,000	1,179,599
1 year CMT + 0.67%, 1.23%, 5/22/2027 (b)	2,359,000	2,061,271
1 year CMT + 0.90%, 2.65%, 5/22/2026 (a) (b)	785,000	745,412
1 year CMT + 1.25%, 3.26%, 5/22/2030 (b)	1,094,000	982,226
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (b)	3,882,000	3,632,349
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (b)	1,052,000	1,049,728
3 Month USD LIBOR + 1.07%, 2.59%, 5/25/2031 (b)	1,097,000	921,085
3 Month USD LIBOR + 1.13%, 3.15%, 7/16/2030 (b)	1,556,000	1,383,160
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (b)	1,083,000	1,042,225
SOFR + 0.87%, 0.85%, 9/8/2024 (b)	1,552,000	1,492,822
SOFR + 1.24%, 2.84%, 7/16/2025 (b)	910,000	880,389
SOFR + 1.36%, 2.56%, 9/13/2025 (a) (b)	1,034,000	991,399
SOFR + 1.53%, 1.98%, 9/8/2031 (b)	754,000	598,344
SOFR + 1.57%, 2.87%, 9/13/2030 (b)	1,237,000	1,076,338
SOFR + 1.77%, 2.20%, 7/10/2031 (b)	875,000	711,375
1 year CMT + 0.75%, 1.55%, 7/9/2027 (b)	1,471,000	1,293,421
1 year CMT + 0.87%, 2.17%, 5/22/2032 (b)	275,000	218,644
Morgan Stanley:
3.63%, 1/20/2027	4,142,000	4,019,852
3.95%, 4/23/2027	2,487,000	2,410,923
5.00%, 11/24/2025	3,684,000	3,748,544
7.25%, 4/1/2032	2,048,000	2,416,579
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (b)	3,973,000	3,759,968
SOFR + 0.53%, 0.79%, 5/30/2025 (b)	4,197,000	3,910,429
Security Description	Principal Amount	Value
SOFR + 0.72%, 0.99%, 12/10/2026 (b)	$ 3,331,000	$ 2,952,332
SOFR + 0.88%, 1.59%, 5/4/2027 (b)	4,637,000	4,136,158
SOFR + 0.94%, 2.63%, 2/18/2026 (b)	3,678,000	3,517,823
SOFR + 1.00%, 2.48%, 1/21/2028 (b)	2,503,000	2,276,629
SOFR + 1.16%, 3.62%, 4/17/2025	3,948,000	3,900,624
SOFR + 1.29%, 2.94%, 1/21/2033 (a) (b)	2,740,000	2,348,947
SOFR + 1.36%, 2.48%, 9/16/2036 (b)	3,209,000	2,467,496
SOFR + 1.61%, 4.21%, 4/20/2028	3,563,000	3,485,683
SOFR + 1.99%, 2.19%, 4/28/2026 (b)	3,823,000	3,585,630
SOFR + 2.62%, 5.30%, 4/20/2037	1,981,000	1,921,828
Series F, 3.88%, 4/29/2024	2,668,000	2,675,630
Series GMTN, 3.70%, 10/23/2024 (a)	6,884,000	6,868,786
Series GMTN, 3.88%, 1/27/2026	3,329,000	3,284,058
Series GMTN, 4.00%, 7/23/2025	4,192,000	4,193,258
Series GMTN, 4.35%, 9/8/2026	4,262,000	4,218,357
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (b)	3,191,000	3,033,301
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (b)	6,781,000	6,581,706
Series GMTN, SOFR + 0.51%, 0.79%, 1/22/2025 (b)	3,203,000	3,030,454
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (b)	3,265,000	2,870,490
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (b)	3,826,000	3,316,912
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (b)	6,229,000	5,061,436
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (b)	2,891,000	2,668,046
Series MTN, 3.13%, 7/27/2026	4,068,000	3,882,296
Series MTN, 6.25%, 8/9/2026	2,307,000	2,454,809
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (b)	4,336,000	4,022,030

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (b)	$ 1,711,000	$ 1,357,353
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (b)	3,330,000	2,621,909
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (b)	4,579,000	4,417,270
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (b)	2,884,000	2,388,067
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (b)	4,116,000	3,784,333
National Australia Bank Ltd. 3.91%, 6/9/2027	2,467,000	2,438,013
National Australia Bank, Ltd.:
3.38%, 1/14/2026 (a)	993,000	975,672
Series BKNT, 2.50%, 7/12/2026	1,542,000	1,454,368
National Bank of Canada Series FXD, 0.75%, 8/6/2024	824,000	769,542
Natwest Group PLC:
3.88%, 9/12/2023	3,047,000	3,039,291
4.80%, 4/5/2026	1,709,000	1,702,950
5.13%, 5/28/2024	1,148,000	1,152,512
6.00%, 12/19/2023	1,402,000	1,427,811
1 year CMT + 0.90%, 1.64%, 6/14/2027 (b)	1,734,000	1,522,833
1 year CMT + 2.55%, 3.07%, 5/22/2028 (b)	1,641,000	1,492,079
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (b)	3,591,000	3,481,044
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (b)	2,422,000	2,396,642
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (b)	1,352,000	1,276,923
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (b)	3,412,000	3,341,952
5 Year CMT + 2.10%, 3.75%, 11/1/2029 (b)	4,253,000	4,082,029
5 Year CMT + 2.35%, 3.03%, 11/28/2035 (b)	441,000	355,274
NatWest Group PLC 1 year CMT + 2.27%, 5.52%, 9/30/2028 (b)	1,240,000	1,250,094
Northern Trust Corp.:
1.95%, 5/1/2030	992,000	842,139
3.15%, 5/3/2029	1,538,000	1,442,890
3.95%, 10/30/2025	1,742,000	1,747,958
4.00%, 5/10/2027 (a)	2,156,000	2,171,243
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (b)	$ 2,245,000	$ 2,116,968
People's United Bank NA 4.00%, 7/15/2024	597,000	592,988
PNC Bank NA:
2.50%, 8/27/2024	1,048,000	1,021,045
3.80%, 7/25/2023	1,286,000	1,291,260
Series BKNT, 2.70%, 10/22/2029	1,017,000	885,522
Series BKNT, 2.95%, 2/23/2025	1,145,000	1,115,963
Series BKNT, 3.10%, 10/25/2027	505,000	479,452
Series BKNT, 3.25%, 6/1/2025	1,610,000	1,586,365
Series BKNT, 3.25%, 1/22/2028	1,533,000	1,461,056
Series BKNT, 3.30%, 10/30/2024	719,000	712,759
Series BKNT, 3.88%, 4/10/2025	637,000	630,891
Series BKNT, 4.05%, 7/26/2028	1,507,000	1,458,414
Series BKNT, 4.20%, 11/1/2025	806,000	805,033
PNC Financial Services Group Inc 1.15%, 8/13/2026	1,106,000	988,598
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	914,000	885,364
2.55%, 1/22/2030	1,773,000	1,542,120
2.60%, 7/23/2026	1,175,000	1,111,914
3.15%, 5/19/2027 (a)	598,000	570,486
3.45%, 4/23/2029	3,096,000	2,893,738
3.50%, 1/23/2024 (a)	1,150,000	1,150,322
3.90%, 4/29/2024	1,513,000	1,518,901
4.63%, 6/6/2033	4,195,000	4,055,978
SOFR + 0.98%, 2.31%, 4/23/2032 (b)	1,099,000	919,335
Regions Financial Corp.:
1.80%, 8/12/2028 (a)	888,000	755,164
2.25%, 5/18/2025	1,080,000	1,030,871
Royal Bank of Canada:
0.65%, 7/29/2024	1,440,000	1,351,627
1.20%, 4/27/2026 (a)	1,944,000	1,746,509
3.38%, 4/14/2025	1,626,000	1,604,277
3.63%, 5/4/2027 (a)	1,652,000	1,604,984
3.88%, 5/4/2032	956,000	909,519
Series FXD, 2.05%, 1/21/2027	1,017,000	927,362
Series GMTN, 0.43%, 1/19/2024	926,000	886,802
Series GMTN, 0.75%, 10/7/2024	823,000	767,884

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series GMTN, 0.88%, 1/20/2026	$ 1,322,000	$ 1,185,332
Series GMTN, 1.15%, 7/14/2026 (a)	869,000	775,574
Series GMTN, 1.40%, 11/2/2026	1,528,000	1,356,925
Series GMTN, 1.60%, 1/21/2025 (a)	1,139,000	1,079,146
Series GMTN, 2.25%, 11/1/2024	3,321,000	3,209,547
Series GMTN, 2.55%, 7/16/2024	1,318,000	1,288,029
Series GMTN, 3.70%, 10/5/2023	3,559,000	3,581,528
Series GMTN, 4.65%, 1/27/2026	1,790,000	1,809,081
Series MTN, 0.50%, 10/26/2023	1,253,000	1,211,751
Series MTN, 1.15%, 6/10/2025 (a)	1,393,000	1,288,804
Series MTN, 2.30%, 11/3/2031 (a)	1,670,000	1,390,910
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	2,161,000	2,026,262
3.45%, 6/2/2025	1,382,000	1,332,538
4.40%, 7/13/2027	1,596,000	1,536,517
4.50%, 7/17/2025	1,374,000	1,369,438
SOFR + 1.25%, 2.49%, 1/6/2028 (b)	1,042,000	919,638
SOFR + 1.38%, 4.26%, 6/9/2025	1,828,000	1,806,503
3.50%, 6/7/2024	2,151,000	2,112,712
Santander UK Group Holdings PLC:
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (b)	781,000	725,869
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (b)	1,382,000	1,382,746
SOFR + 0.79%, 1.09%, 3/15/2025 (b)	2,574,000	2,405,789
SOFR + 0.99%, 1.67%, 6/14/2027 (b)	2,374,000	2,074,591
SOFR + 1.22%, 2.47%, 1/11/2028 (b)	1,078,000	956,154
SOFR + 1.48%, 2.90%, 3/15/2032 (b)	1,157,000	962,948
1 year CMT + 1.25%, 1.53%, 8/21/2026 (b)	1,256,000	1,125,100
Santander UK PLC:
2.88%, 6/18/2024	180,000	175,554
4.00%, 3/13/2024	1,690,000	1,692,569
Signature Bank AMBOR3M + 3.89%, 4.00%, 10/15/2030 (b)	967,000	922,953
Security Description	Principal Amount	Value
Sumitomo Mitsui Banking Corp.:
3.95%, 7/19/2023	$ 955,000	$ 958,982
3.95%, 1/10/2024	1,091,000	1,094,415
Series GMTN, 3.40%, 7/11/2024 (a)	650,000	643,058
Series GMTN, 3.65%, 7/23/2025 (a)	730,000	718,320
Sumitomo Mitsui Financial Group, Inc.:
0.51%, 1/12/2024 (a)	784,000	746,744
0.95%, 1/12/2026	1,136,000	1,012,528
1.40%, 9/17/2026	3,620,000	3,202,035
1.47%, 7/8/2025	3,480,000	3,205,080
1.71%, 1/12/2031 (a)	1,051,000	825,298
1.90%, 9/17/2028	5,597,000	4,746,368
2.13%, 7/8/2030 (a)	1,851,000	1,524,058
2.14%, 9/23/2030	927,000	742,907
2.17%, 1/14/2027 (a)	1,071,000	970,444
2.22%, 9/17/2031	971,000	785,471
2.35%, 1/15/2025	679,000	649,606
2.45%, 9/27/2024	1,707,000	1,646,521
2.47%, 1/14/2029	783,000	682,471
2.63%, 7/14/2026	2,341,000	2,189,631
2.70%, 7/16/2024	4,114,000	4,007,365
2.72%, 9/27/2029 (a)	1,026,000	896,437
2.75%, 1/15/2030	1,267,000	1,104,267
3.01%, 10/19/2026	1,479,000	1,397,714
3.04%, 7/16/2029	3,156,000	2,811,933
3.20%, 9/17/2029	1,068,000	947,978
3.35%, 10/18/2027 (a)	1,145,000	1,082,884
3.36%, 7/12/2027	1,590,000	1,512,074
3.45%, 1/11/2027 (a)	1,301,000	1,248,036
3.54%, 1/17/2028 (a)	670,000	634,631
3.78%, 3/9/2026	1,433,000	1,407,249
3.94%, 10/16/2023	788,000	792,476
3.94%, 7/19/2028 (a)	1,020,000	979,751
4.31%, 10/16/2028 (a)	1,011,000	989,173
SVB Financial Group:
1.80%, 10/28/2026 (a)	823,000	732,026
1.80%, 2/2/2031	1,612,000	1,243,771
2.10%, 5/15/2028	1,324,000	1,126,022
3.13%, 6/5/2030	1,092,000	939,732
3.50%, 1/29/2025	768,000	751,964
SOFR + 1.97%, 4.57%, 4/29/2033	981,000	916,941
SOFRINDX + 1.71%, 4.35%, 4/29/2028	1,104,000	1,072,657
Svenska Handelsbanken AB Series BKNT, 3.90%, 11/20/2023	1,206,000	1,211,873
Toronto-Dominion Bank:
0.55%, 3/4/2024	1,128,000	1,073,360
1.25%, 12/13/2024 (a)	921,000	870,391
2.35%, 3/8/2024	1,338,000	1,310,531
2.80%, 3/10/2027	976,000	913,692

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.20%, 3/10/2032	$ 1,713,000	$ 1,528,099
3.77%, 6/6/2025	2,467,000	2,453,012
4.11%, 6/8/2027 (a)	2,767,000	2,737,974
4.46%, 6/8/2032	1,558,000	1,540,597
USD 5 Year swap Rate + 2.21%, 3.63%, 9/15/2031 (b)	1,538,000	1,480,094
Series FXD, 1.45%, 1/10/2025 (a)	1,375,000	1,301,932
Series FXD, 1.95%, 1/12/2027	1,294,000	1,169,220
Series GMTN, 2.45%, 1/12/2032	923,000	772,773
Series GMTN, 3.25%, 3/11/2024	1,161,000	1,153,175
Series MTN, 0.45%, 9/11/2023	5,735,000	5,551,824
Series MTN, 0.70%, 9/10/2024	1,068,000	1,002,596
Series MTN, 0.75%, 9/11/2025	805,000	726,714
Series MTN, 0.75%, 1/6/2026 (a)	1,081,000	966,219
Series MTN, 1.15%, 6/12/2025	1,030,000	951,174
Series MTN, 1.20%, 6/3/2026	1,409,000	1,260,999
Series MTN, 1.25%, 9/10/2026	1,575,000	1,398,127
Series MTN, 2.00%, 9/10/2031	1,058,000	860,387
Series MTN, 2.65%, 6/12/2024	7,722,000	7,577,367
Truist Bank:
Series BKNT, 2.25%, 3/11/2030	1,167,000	977,257
Series BKNT, 1.50%, 3/10/2025	1,359,000	1,282,651
Series BKNT, 2.15%, 12/6/2024	1,146,000	1,104,893
Series BKNT, 3.30%, 5/15/2026	1,573,000	1,516,797
Series BKNT, 3.63%, 9/16/2025	3,771,000	3,700,595
Series BKNT, 4.05%, 11/3/2025	970,000	973,831
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (b)	993,000	991,987
Series BKNT, 5 Year CMT + 1.15%, 2.64%, 9/17/2029 (b)	1,579,000	1,499,608
Series BNKT, 3.20%, 4/1/2024	1,316,000	1,309,960
Truist Financial Corp.:
4.00%, 5/1/2025	849,000	850,876
4.12%, 6/6/2028	1,778,000	1,755,491
Security Description	Principal Amount	Value
Series MTN, 1.13%, 8/3/2027 (a)	$ 1,063,000	$ 911,342
Series MTN, 1.20%, 8/5/2025	1,510,000	1,389,759
Series MTN, 1.95%, 6/5/2030 (a)	638,000	529,648
Series MTN, 2.50%, 8/1/2024	1,415,000	1,381,181
Series MTN, 2.85%, 10/26/2024 (a)	1,395,000	1,367,128
Series MTN, 3.70%, 6/5/2025	949,000	945,071
Series MTN, 3.75%, 12/6/2023 (a)	1,037,000	1,043,564
Series MTN, 3.88%, 3/19/2029	1,052,000	995,792
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (b)	1,855,000	1,665,790
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (a) (b)	1,362,000	1,169,931
US Bancorp:
1.45%, 5/12/2025	2,591,000	2,432,845
2.40%, 7/30/2024	1,317,000	1,285,313
3.38%, 2/5/2024 (a)	1,015,000	1,016,939
5 Year CMT + 0.95%, 2.49%, 11/3/2036 (b)	1,212,000	989,477
Series DMTN, 3.00%, 7/30/2029	884,000	803,697
Series MTN, 1.38%, 7/22/2030	926,000	737,763
Series MTN, 3.10%, 4/27/2026 (a)	3,532,000	3,406,967
Series MTN, 3.60%, 9/11/2024	680,000	678,409
Series MTN, 3.70%, 1/30/2024	1,108,000	1,113,762
Series MTN, 3.90%, 4/26/2028	923,000	912,099
Series MTN, 3.95%, 11/17/2025	709,000	712,346
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (a) (b)	1,316,000	1,208,549
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (b)	849,000	732,594
Series V, 2.38%, 7/22/2026 (a)	1,571,000	1,481,704
Series X, 3.15%, 4/27/2027	2,520,000	2,425,878
US Bank NA:
Series BKNT, 2.05%, 1/21/2025 (a)	1,992,000	1,910,806
Series BKNT, 2.80%, 1/27/2025	907,000	886,221

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series BKNT, 3.40%, 7/24/2023	$ 864,000	$ 863,067
Valley National Bancorp. 3 Month SOFR + 2.36%, 3.00%, 6/15/2031 (b)	568,000	511,024
Wachovia Corp. 7.57%, 8/1/2026 (b) (c)	1,285,000	1,411,483
Webster Financial Corp. 4.10%, 3/25/2029	1,724,000	1,633,231
Wells Fargo & Co.:
3.00%, 4/22/2026	6,724,000	6,402,727
3.00%, 10/23/2026	6,065,000	5,726,573
4.13%, 8/15/2023	2,992,000	3,012,316
4.48%, 1/16/2024	3,303,000	3,340,819
SOFR + 1.32%, 3.91%, 4/25/2026	4,132,000	4,065,681
SOFR + 1.51%, 3.53%, 3/24/2028 (b)	6,368,000	6,042,659
SOFR + 2.00%, 2.19%, 4/30/2026 (b)	4,105,000	3,848,273
Series B, 7.95%, 11/15/2029	182,000	208,849
Series GMTN, 4.30%, 7/22/2027	3,858,000	3,812,051
Series MTN, 3.00%, 2/19/2025	1,120,000	1,095,461
Series MTN, 3.30%, 9/9/2024	4,481,000	4,428,841
Series MTN, 3.55%, 9/29/2025	4,303,000	4,224,427
Series MTN, 3.75%, 1/24/2024	4,469,000	4,477,536
Series MTN, 4.10%, 6/3/2026	3,435,000	3,376,468
Series MTN, 4.15%, 1/24/2029	3,526,000	3,408,902
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (b)	4,130,000	3,888,312
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (b)	3,763,000	3,566,985
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	3,318,000	3,142,577
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (b)	4,317,000	4,041,964
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (b)	4,700,000	4,481,826
Series MTN, SOFR + 1.26%, 2.57%, 2/11/2031 (b)	3,111,000	2,674,776
Series MTN, SOFR + 1.43%, 2.88%, 10/30/2030 (b)	6,768,000	5,952,388
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (b)	$ 4,321,000	$ 3,835,233
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (b)	4,271,000	3,827,585
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (b)	3,209,000	3,139,204
Western Alliance Bancorp 3 Month SOFR + 2.25%, 3.00%, 6/15/2031 (b)	1,086,000	971,460
Westpac Banking Corp.:
1.02%, 11/18/2024	1,199,000	1,127,695
1.15%, 6/3/2026	1,444,000	1,294,546
1.95%, 11/20/2028	1,241,000	1,082,326
2.15%, 6/3/2031 (a)	1,085,000	909,729
2.35%, 2/19/2025 (a)	1,886,000	1,822,102
2.65%, 1/16/2030	1,103,000	980,523
2.70%, 8/19/2026	1,159,000	1,101,120
2.85%, 5/13/2026	1,999,000	1,917,801
3.30%, 2/26/2024 (a)	1,181,000	1,177,634
3.35%, 3/8/2027	941,000	910,737
3.40%, 1/25/2028	992,000	950,921
3.74%, 8/26/2025	4,450,000	4,434,469
4.04%, 8/26/2027 (a)	1,579,000	1,569,589
5 Year CMT + 1.53%, 3.02%, 11/18/2036 (b)	1,320,000	1,064,052
5 Year CMT + 2.00%, 4.11%, 7/24/2034 (b)	1,399,000	1,279,917
5 Year CMT + 1.35%, 2.89%, 2/4/2030 (b)	1,505,000	1,426,258
5 Year CMT + 1.75%, 2.67%, 11/15/2035 (b)	1,520,000	1,219,770
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (b)	2,358,000	2,271,037
Wintrust Financial Corp. 4.85%, 6/6/2029	635,000	619,709
Zions Bancorp NA 3.25%, 10/29/2029	1,455,000	1,270,288
		1,622,032,201
BEVERAGES — 1.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	6,971,000	6,865,250
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	1,561,000	1,462,782
4.00%, 4/13/2028	2,635,000	2,602,300
4.75%, 1/23/2029	4,672,000	4,761,048
4.90%, 1/23/2031	1,172,000	1,201,780
Brown-Forman Corp. 3.50%, 4/15/2025	399,000	398,621

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Coca-Cola Co.:
1.00%, 3/15/2028 (a)	$ 1,839,000	$ 1,586,524
1.38%, 3/15/2031	1,404,000	1,143,305
1.45%, 6/1/2027 (a)	1,400,000	1,267,616
1.50%, 3/5/2028	1,141,000	1,014,338
1.65%, 6/1/2030	1,421,000	1,204,326
1.75%, 9/6/2024	894,000	872,839
2.00%, 3/5/2031 (a)	920,000	792,111
2.13%, 9/6/2029	1,671,000	1,491,133
2.25%, 1/5/2032 (a)	1,058,000	921,751
2.90%, 5/25/2027	1,059,000	1,032,694
3.38%, 3/25/2027	2,416,000	2,395,005
3.45%, 3/25/2030 (a)	1,425,000	1,381,594
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	1,095,000	1,088,988
Coca-Cola Femsa SAB de CV 2.75%, 1/22/2030	1,713,000	1,537,469
Constellation Brands, Inc.:
2.25%, 8/1/2031	1,242,000	1,006,765
2.88%, 5/1/2030	411,000	357,110
3.15%, 8/1/2029	581,000	523,336
3.50%, 5/9/2027	960,000	922,109
3.60%, 5/9/2024	989,000	984,609
3.60%, 2/15/2028 (a)	863,000	818,426
3.70%, 12/6/2026	615,000	599,035
4.35%, 5/9/2027	1,692,000	1,680,376
4.40%, 11/15/2025	1,012,000	1,016,716
4.65%, 11/15/2028	1,064,000	1,051,094
4.75%, 11/15/2024	1,119,000	1,134,364
4.75%, 12/1/2025	679,000	690,129
4.75%, 5/9/2032	1,644,000	1,623,302
Diageo Capital PLC:
1.38%, 9/29/2025	1,269,000	1,184,840
2.00%, 4/29/2030	821,000	700,822
3.50%, 9/18/2023	780,000	782,652
3.88%, 5/18/2028 (a)	1,133,000	1,124,740
Diageo Captial PLC:
2.13%, 10/24/2024	777,000	750,155
2.38%, 10/24/2029	893,000	791,778
Keurig Dr Pepper, Inc.:
0.75%, 3/15/2024	1,745,000	1,662,636
2.25%, 3/15/2031 (a)	1,059,000	870,434
2.55%, 9/15/2026	651,000	604,421
3.13%, 12/15/2023	1,234,000	1,231,186
3.20%, 5/1/2030	530,000	473,990
3.40%, 11/15/2025 (a)	934,000	912,892
3.43%, 6/15/2027	959,000	916,267
3.95%, 4/15/2029	1,153,000	1,100,827
4.05%, 4/15/2032	1,081,000	1,011,556
4.42%, 5/25/2025	542,000	546,900
4.60%, 5/25/2028	940,000	940,329
Molson Coors Brewing Co. 3.00%, 7/15/2026	2,138,000	2,010,319
PepsiCo, Inc.:
0.40%, 10/7/2023 (a)	1,156,000	1,121,285
Security Description	Principal Amount	Value
1.40%, 2/25/2031 (a)	$ 809,000	$ 664,068
1.63%, 5/1/2030	806,000	683,504
1.95%, 10/21/2031 (a)	1,219,000	1,039,502
2.25%, 3/19/2025	1,400,000	1,362,900
2.38%, 10/6/2026 (a)	683,000	655,741
2.63%, 3/19/2027 (a)	1,451,000	1,390,972
2.63%, 7/29/2029 (a)	1,049,000	971,447
2.75%, 4/30/2025	770,000	758,419
2.75%, 3/19/2030	2,942,000	2,709,523
2.85%, 2/24/2026 (a)	933,000	916,421
3.00%, 10/15/2027 (a)	2,022,000	1,969,327
3.50%, 7/17/2025 (a)	803,000	806,324
3.60%, 3/1/2024	1,231,000	1,238,374
7.00%, 3/1/2029	1,087,000	1,279,769
		82,613,165
BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
1.65%, 8/15/2028 (a)	1,557,000	1,336,202
1.90%, 2/21/2025	1,008,000	963,426
2.00%, 1/15/2032 (a)	804,000	654,183
2.20%, 2/21/2027	2,009,000	1,847,416
2.25%, 8/19/2023	1,215,000	1,201,210
2.30%, 2/25/2031 (a)	1,446,000	1,228,088
2.45%, 2/21/2030	1,898,000	1,656,821
2.60%, 8/19/2026	672,000	636,431
3.00%, 2/22/2029	1,070,000	987,995
3.13%, 5/1/2025	2,304,000	2,262,113
3.20%, 11/2/2027	872,000	833,867
3.35%, 2/22/2032 (a)	1,666,000	1,525,473
3.63%, 5/22/2024	1,584,000	1,581,291
Baxalta, Inc. 4.00%, 6/23/2025	1,267,000	1,257,333
Biogen, Inc.:
2.25%, 5/1/2030	1,378,000	1,129,905
4.05%, 9/15/2025	4,309,000	4,266,125
Bio-Rad Laboratories, Inc.:
3.30%, 3/15/2027 (a)	749,000	707,812
3.70%, 3/15/2032 (a)	1,024,000	909,844
Gilead Sciences, Inc.:
0.75%, 9/29/2023	2,175,000	2,105,770
1.20%, 10/1/2027 (a)	1,373,000	1,182,496
1.65%, 10/1/2030	998,000	817,432
2.95%, 3/1/2027 (a)	1,324,000	1,253,484
3.50%, 2/1/2025	4,480,000	4,430,451
3.65%, 3/1/2026	3,509,000	3,456,646
3.70%, 4/1/2024	1,536,000	1,538,074
Illumina, Inc. 2.55%, 3/23/2031	886,000	720,159
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	3,403,000	2,729,614
Royalty Pharma PLC:
0.75%, 9/2/2023	1,466,000	1,411,406
1.20%, 9/2/2025	1,535,000	1,375,237
1.75%, 9/2/2027	1,358,000	1,158,388

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
2.15%, 9/2/2031	$ 1,692,000	$ 1,320,995
2.20%, 9/2/2030	1,188,000	958,764
		49,444,451
BUILDING MATERIALS — 0.5%
Carrier Global Corp.:
2.24%, 2/15/2025	1,426,000	1,354,800
2.49%, 2/15/2027	1,130,000	1,031,227
2.72%, 2/15/2030	2,779,000	2,401,834
Eagle Materials, Inc. 2.50%, 7/1/2031	1,204,000	949,944
Fortune Brands Home & Security, Inc.:
3.25%, 9/15/2029	1,232,000	1,064,189
4.00%, 9/21/2023	766,000	768,252
4.00%, 3/25/2032	1,269,000	1,123,598
Johnson Controls International PLC:
3.90%, 2/14/2026	923,000	917,656
3.63%, 7/2/2024 (b) (c)	754,000	745,668
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75%, 9/15/2030 (a)	619,000	504,361
2.00%, 9/16/2031 (a)	954,000	758,134
Lennox International, Inc.:
1.35%, 8/1/2025	763,000	699,480
1.70%, 8/1/2027	1,096,000	958,200
3.00%, 11/15/2023	1,007,000	996,527
Martin Marietta Materials, Inc.:
0.65%, 7/15/2023	716,000	691,849
2.40%, 7/15/2031	972,000	794,046
3.45%, 6/1/2027	553,000	526,755
3.50%, 12/15/2027	673,000	635,965
4.25%, 7/2/2024	1,161,000	1,166,852
Series CB, 2.50%, 3/15/2030	1,632,000	1,375,923
Masco Corp.:
1.50%, 2/15/2028	607,000	509,662
2.00%, 10/1/2030	1,433,000	1,131,683
3.50%, 11/15/2027 (a)	1,180,000	1,118,310
Mohawk Industries, Inc. 3.63%, 5/15/2030 (a)	1,055,000	941,461
Owens Corning:
3.40%, 8/15/2026	923,000	880,348
3.88%, 6/1/2030	1,073,000	981,473
3.95%, 8/15/2029 (a)	720,000	667,404
4.20%, 12/1/2024	1,008,000	1,006,115
Vulcan Materials Co.:
3.50%, 6/1/2030	1,110,000	1,000,376
3.90%, 4/1/2027	559,000	549,989
4.50%, 4/1/2025	378,000	383,243
		28,635,324
Security Description	Principal Amount	Value
CHEMICALS — 1.0%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025 (a)	$ 857,000	$ 806,943
1.85%, 5/15/2027	403,000	367,024
2.05%, 5/15/2030	196,000	169,610
3.35%, 7/31/2024	700,000	698,327
ALBEMARLE Corp.:
4.65%, 6/1/2027	114,000	112,225
5.05%, 6/1/2032	350,000	341,761
Cabot Corp.:
4.00%, 7/1/2029	699,000	646,540
5.00%, 6/30/2032	789,000	766,032
Celanese US Holdings LLC:
1.40%, 8/5/2026	781,000	671,387
3.50%, 5/8/2024	1,094,000	1,079,231
Dow Chemical Co.:
2.10%, 11/15/2030 (a)	714,000	588,172
4.80%, 11/30/2028	511,000	512,993
7.38%, 11/1/2029	1,181,000	1,363,571
DuPont de Nemours, Inc.:
4.21%, 11/15/2023	4,017,000	4,041,142
4.49%, 11/15/2025	3,091,000	3,112,637
4.73%, 11/15/2028	151,000	151,608
Eastman Chemical Co.:
3.80%, 3/15/2025	1,055,000	1,042,625
4.50%, 12/1/2028	33,000	32,366
Ecolab, Inc.:
0.90%, 12/15/2023	455,000	441,318
1.65%, 2/1/2027	893,000	816,711
2.13%, 2/1/2032 (a)	18,000	15,196
2.70%, 11/1/2026 (a)	1,084,000	1,040,412
3.25%, 12/1/2027 (a)	1,060,000	1,033,214
EI du Pont de Nemours & Co. 2.30%, 7/15/2030 (a)	531,000	459,814
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	1,183,000	1,110,163
FMC Corp.:
3.20%, 10/1/2026	982,000	934,579
3.45%, 10/1/2029	793,000	720,385
4.10%, 2/1/2024	634,000	634,545
Huntsman International LLC:
2.95%, 6/15/2031	1,340,000	1,113,004
4.50%, 5/1/2029	1,825,000	1,717,088
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	522,000	510,177
Linde, Inc.:
1.10%, 8/10/2030 (a)	752,000	602,397
2.65%, 2/5/2025	898,000	882,887
3.20%, 1/30/2026	390,000	388,023
LYB International Finance B.V. 4.00%, 7/15/2023	763,000	762,130

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
LYB International Finance II B.V. 3.50%, 3/2/2027 (a)	$ 847,000	$ 810,105
LYB International Finance III LLC:
1.25%, 10/1/2025	1,037,000	938,402
2.25%, 10/1/2030	994,000	819,623
LyondellBasell Industries NV 5.75%, 4/15/2024	908,000	928,639
Mosaic Co.:
4.05%, 11/15/2027	754,000	737,171
4.25%, 11/15/2023	1,642,000	1,652,542
NewMarket Corp. 2.70%, 3/18/2031	798,000	657,257
Nutrien, Ltd.:
2.95%, 5/13/2030	1,075,000	957,406
3.00%, 4/1/2025	966,000	942,420
4.00%, 12/15/2026	650,000	649,311
4.20%, 4/1/2029	579,000	562,400
PPG Industries, Inc.:
1.20%, 3/15/2026	1,162,000	1,041,268
2.40%, 8/15/2024	810,000	787,660
2.55%, 6/15/2030	1,531,000	1,346,713
2.80%, 8/15/2029	322,000	291,610
3.75%, 3/15/2028	958,000	938,696
Rohm & Haas Co. 7.85%, 7/15/2029	1,175,000	1,397,216
RPM International, Inc.:
2.95%, 1/15/2032	606,000	502,289
3.75%, 3/15/2027	740,000	710,000
4.55%, 3/1/2029	886,000	857,125
Sherwin-Williams Co.:
2.30%, 5/15/2030	1,551,000	1,307,788
2.95%, 8/15/2029	1,653,000	1,480,377
3.13%, 6/1/2024	531,000	526,757
3.45%, 8/1/2025	1,051,000	1,031,872
3.45%, 6/1/2027	1,598,000	1,525,067
3.95%, 1/15/2026 (a)	775,000	769,730
Westlake Corp.:
0.88%, 8/15/2024	90,000	85,574
3.38%, 6/15/2030	1,214,000	1,091,787
3.60%, 8/15/2026 (a)	794,000	773,062
		55,806,104
COMMERCIAL SERVICES — 1.0%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030 (a)	1,138,000	929,814
1.70%, 5/15/2028 (a)	1,159,000	1,043,482
3.38%, 9/15/2025	1,492,000	1,491,209
Block Financial LLC:
2.50%, 7/15/2028	1,153,000	1,001,749
3.88%, 8/15/2030	732,000	664,195
5.25%, 10/1/2025 (a)	553,000	561,168
Cintas Corp. No. 2:
3.45%, 5/1/2025	450,000	448,465
Security Description	Principal Amount	Value
3.70%, 4/1/2027	$ 1,533,000	$ 1,514,742
4.00%, 5/1/2032	1,354,000	1,330,671
Emory University Series 2020, 2.14%, 9/1/2030	589,000	515,033
Equifax, Inc.:
2.35%, 9/15/2031	1,236,000	986,649
2.60%, 12/1/2024	1,662,000	1,603,714
2.60%, 12/15/2025	792,000	745,763
3.10%, 5/15/2030	944,000	826,406
Global Payments, Inc.:
1.20%, 3/1/2026	1,062,000	936,854
1.50%, 11/15/2024	934,000	875,887
2.15%, 1/15/2027	725,000	642,553
2.65%, 2/15/2025	1,137,000	1,084,277
2.90%, 5/15/2030	1,376,000	1,158,551
2.90%, 11/15/2031	1,026,000	839,760
3.20%, 8/15/2029	1,555,000	1,358,635
4.45%, 6/1/2028 (a)	970,000	931,947
GXO Logistics, Inc.:
1.65%, 7/15/2026	1,522,000	1,326,682
2.65%, 7/15/2031	923,000	727,518
Leland Stanford Junior University 1.29%, 6/1/2027	895,000	802,600
Moody's Corp.:
2.00%, 8/19/2031 (a)	498,000	406,383
3.25%, 1/15/2028 (a)	690,000	652,478
3.75%, 3/24/2025	1,722,000	1,718,883
4.25%, 2/1/2029	1,658,000	1,647,206
4.88%, 2/15/2024	1,074,000	1,094,610
PayPal Holdings, Inc.:
1.65%, 6/1/2025	593,000	559,329
2.30%, 6/1/2030	1,078,000	928,169
2.40%, 10/1/2024	1,271,000	1,240,458
2.65%, 10/1/2026	2,859,000	2,711,704
2.85%, 10/1/2029 (a)	1,614,000	1,462,042
3.90%, 6/1/2027	1,347,000	1,341,019
4.40%, 6/1/2032	1,264,000	1,251,044
Quanta Services, Inc.:
0.95%, 10/1/2024	1,007,000	932,291
2.35%, 1/15/2032	1,068,000	823,022
2.90%, 10/1/2030	1,299,000	1,069,597
RELX Capital, Inc.:
3.00%, 5/22/2030	1,104,000	990,001
4.00%, 3/18/2029	802,000	775,109
4.75%, 5/20/2032 (a)	984,000	997,865
S&P Global, Inc.:
1.25%, 8/15/2030 (a)	1,447,000	1,147,558
2.45%, 3/1/2027 (d)	1,446,000	1,354,309
2.50%, 12/1/2029	826,000	730,333
2.70%, 3/1/2029 (d)	1,523,000	1,386,539
2.90%, 3/1/2032 (d)	1,530,000	1,363,153
2.95%, 1/22/2027	555,000	533,594
4.25%, 5/1/2029 (d)	1,101,000	1,090,518

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.75%, 8/1/2028 (d)	$ 1,498,000	$ 1,524,275
Total System Services, Inc. 4.80%, 4/1/2026	984,000	984,492
Triton Container International, Ltd./TAL International Container Corp. 3.25%, 3/15/2032	965,000	786,929
United Rentals North America, Inc. 3.88%, 11/15/2027	424,000	394,227
Verisk Analytics, Inc.:
4.00%, 6/15/2025	1,071,000	1,063,160
4.13%, 3/15/2029	938,000	901,981
Yale University:
Series 2020, 0.87%, 4/15/2025 (a)	300,000	281,481
Series 2020, 1.48%, 4/15/2030	1,004,000	851,111
		59,343,194
COMPUTERS — 2.6%
Amdocs, Ltd. 2.54%, 6/15/2030 (a)	1,133,000	960,116
Apple, Inc.:
0.55%, 8/20/2025	1,485,000	1,362,502
0.70%, 2/8/2026 (a)	2,688,000	2,448,795
1.13%, 5/11/2025	13,844,000	13,018,482
1.20%, 2/8/2028	2,855,000	2,497,811
1.25%, 8/20/2030	4,174,000	3,426,729
1.40%, 8/5/2028 (a)	2,451,000	2,147,640
1.65%, 5/11/2030	1,895,000	1,611,281
1.65%, 2/8/2031	3,074,000	2,581,945
1.70%, 8/5/2031 (a)	1,323,000	1,109,058
1.80%, 9/11/2024	1,007,000	976,135
2.05%, 9/11/2026	1,977,000	1,863,184
2.20%, 9/11/2029	2,014,000	1,812,540
2.45%, 8/4/2026	2,297,000	2,204,385
2.50%, 2/9/2025	944,000	926,140
2.75%, 1/13/2025	1,848,000	1,827,617
2.85%, 5/11/2024	1,704,000	1,693,708
2.90%, 9/12/2027 (a)	2,496,000	2,408,790
3.00%, 2/9/2024	2,200,000	2,196,150
3.00%, 6/20/2027 (a)	1,086,000	1,062,532
3.00%, 11/13/2027 (a)	1,364,000	1,322,957
3.20%, 5/13/2025 (a)	2,196,000	2,195,714
3.20%, 5/11/2027	2,270,000	2,235,428
3.25%, 2/23/2026	4,272,000	4,240,344
3.35%, 2/9/2027	3,107,000	3,086,867
3.45%, 5/6/2024	3,032,000	3,046,705
CGI, Inc.:
1.45%, 9/14/2026	723,000	638,315
2.30%, 9/14/2031	994,000	801,045
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024	1,897,000	1,891,650
4.90%, 10/1/2026	1,975,000	1,976,521
Security Description	Principal Amount	Value
5.30%, 10/1/2029	$ 2,038,000	$ 2,009,998
5.85%, 7/15/2025	990,000	1,021,720
6.02%, 6/15/2026	5,923,000	6,143,276
6.10%, 7/15/2027	1,012,000	1,061,274
6.20%, 7/15/2030	2,299,000	2,391,788
Dell, Inc. 7.10%, 4/15/2028	1,010,000	1,099,193
DXC Technology Co.:
1.80%, 9/15/2026	1,275,000	1,130,313
2.38%, 9/15/2028 (a)	2,064,000	1,771,923
Fortinet, Inc.:
1.00%, 3/15/2026	1,004,000	883,791
2.20%, 3/15/2031	1,384,000	1,123,517
Genpact Luxembourg Sarl 3.38%, 12/1/2024	724,000	711,678
Genpact Luxembourg SARL/Genpact USA, Inc. 1.75%, 4/10/2026	1,670,000	1,517,128
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	934,000	899,143
1.75%, 4/1/2026	866,000	792,130
4.45%, 10/2/2023	1,257,000	1,267,496
4.90%, 10/15/2025	2,751,000	2,799,253
HP, Inc.:
1.45%, 6/17/2026	1,017,000	899,791
2.20%, 6/17/2025	1,070,000	1,009,727
2.65%, 6/17/2031	1,562,000	1,253,630
3.00%, 6/17/2027 (a)	1,072,000	990,871
3.40%, 6/17/2030	1,232,000	1,075,191
4.00%, 4/15/2029	1,663,000	1,556,468
4.20%, 4/15/2032 (a)	1,131,000	1,009,565
4.75%, 1/15/2028	3,456,000	3,416,740
International Business Machines Corp.:
1.70%, 5/15/2027	1,885,000	1,696,575
1.95%, 5/15/2030	1,443,000	1,212,019
2.20%, 2/9/2027	1,622,000	1,504,502
2.72%, 2/9/2032 (a)	897,000	777,977
3.00%, 5/15/2024	3,094,000	3,070,083
3.30%, 5/15/2026	3,956,000	3,864,695
3.30%, 1/27/2027	1,051,000	1,020,920
3.38%, 8/1/2023	1,290,000	1,292,606
3.45%, 2/19/2026	1,902,000	1,877,407
3.50%, 5/15/2029	4,226,000	4,002,149
3.63%, 2/12/2024	2,120,000	2,126,042
6.22%, 8/1/2027	1,082,000	1,182,312
6.50%, 1/15/2028	812,000	897,845
7.00%, 10/30/2025	778,000	854,376
Kyndryl Holdings, Inc.:
2.05%, 10/15/2026 (d)	1,300,000	1,099,319
2.70%, 10/15/2028 (d)	1,102,000	878,305
3.15%, 10/15/2031 (a) (d)	975,000	714,158
Leidos, Inc.:
2.30%, 2/15/2031	1,143,000	904,662
3.63%, 5/15/2025	1,031,000	1,009,854

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.38%, 5/15/2030	$ 2,113,000	$ 1,944,995
NetApp, Inc.:
1.88%, 6/22/2025	910,000	848,821
2.38%, 6/22/2027	673,000	610,532
2.70%, 6/22/2030	1,474,000	1,241,285
3.30%, 9/29/2024	1,778,000	1,744,840
Teledyne FLIR LLC 2.50%, 8/1/2030	761,000	628,129
Western Digital Corp.:
2.85%, 2/1/2029	933,000	760,414
3.10%, 2/1/2032	1,664,000	1,274,774
4.75%, 2/15/2026	3,934,000	3,762,635
		150,208,921
COSMETICS/PERSONAL CARE — 0.7%
Colgate-Palmolive Co. Series MTN, 3.25%, 3/15/2024 (a)	1,031,000	1,032,248
Estee Lauder Cos., Inc 2.60%, 4/15/2030	1,131,000	1,014,767
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	882,000	744,355
2.00%, 12/1/2024	975,000	944,122
2.38%, 12/1/2029 (a)	990,000	881,080
3.15%, 3/15/2027	639,000	620,808
GSK Consumer Healthcare Capital US LLC:
3.02%, 3/24/2024 (d)	1,174,000	1,157,764
3.13%, 3/24/2025 (d)	1,578,000	1,538,929
3.38%, 3/24/2027 (d)	2,263,000	2,165,578
3.38%, 3/24/2029 (d)	1,091,000	1,019,856
3.63%, 3/24/2032 (d)	3,921,000	3,617,985
Procter & Gamble Co.:
0.55%, 10/29/2025	1,174,000	1,079,892
1.00%, 4/23/2026 (a)	524,000	481,671
1.20%, 10/29/2030 (a)	2,334,000	1,907,111
1.90%, 2/1/2027 (a)	828,000	778,618
1.95%, 4/23/2031 (a)	983,000	849,096
2.30%, 2/1/2032 (a)	584,000	518,504
2.45%, 11/3/2026 (a)	1,628,000	1,566,624
2.70%, 2/2/2026 (a)	892,000	876,024
2.80%, 3/25/2027	774,000	749,371
3.00%, 3/25/2030	1,790,000	1,689,330
3.10%, 8/15/2023 (a)	1,075,000	1,080,364
Unilever Capital Corp.:
0.38%, 9/14/2023	698,000	675,755
0.63%, 8/12/2024	869,000	820,632
1.38%, 9/14/2030	1,052,000	855,139
1.75%, 8/12/2031	1,582,000	1,304,327
2.00%, 7/28/2026 (a)	966,000	909,238
2.13%, 9/6/2029	676,000	595,347
2.60%, 5/5/2024	1,702,000	1,676,998
2.90%, 5/5/2027	1,559,000	1,497,030
3.25%, 3/7/2024	913,000	913,438
3.38%, 3/22/2025	816,000	813,650
Security Description	Principal Amount	Value
3.50%, 3/22/2028 (a)	$ 1,092,000	$ 1,067,714
		37,443,365
DIVERSIFIED FINANCIAL SERVICES — 5.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.15%, 10/29/2023	2,390,000	2,281,279
1.65%, 10/29/2024	3,824,000	3,535,173
1.75%, 1/30/2026	969,000	844,891
2.45%, 10/29/2026	5,554,000	4,835,035
2.88%, 8/14/2024	1,128,000	1,079,936
3.00%, 10/29/2028	5,083,000	4,276,226
3.15%, 2/15/2024	1,152,000	1,119,306
3.30%, 1/30/2032	5,556,000	4,427,632
3.50%, 1/15/2025	1,237,000	1,185,429
3.65%, 7/21/2027	1,037,000	938,765
3.88%, 1/23/2028	1,052,000	947,947
4.13%, 7/3/2023	424,000	420,663
4.45%, 10/1/2025	2,801,000	2,713,329
4.45%, 4/3/2026	1,667,000	1,594,969
4.50%, 9/15/2023	1,634,000	1,629,441
4.63%, 10/15/2027	2,255,000	2,126,172
4.88%, 1/16/2024	1,105,000	1,102,668
6.50%, 7/15/2025	1,702,000	1,739,767
Series 3NC1, 1.75%, 10/29/2024	2,043,000	1,891,634
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	883,000	793,437
4.25%, 2/15/2024	364,000	365,867
Air Lease Corp.:
0.80%, 8/18/2024	1,098,000	1,005,768
1.88%, 8/15/2026	1,346,000	1,165,125
2.10%, 9/1/2028	1,222,000	990,932
2.20%, 1/15/2027 (a)	421,000	367,049
2.88%, 1/15/2032	747,000	582,847
3.00%, 9/15/2023	1,508,000	1,485,214
3.13%, 12/1/2030	656,000	534,601
3.25%, 3/1/2025	951,000	908,272
3.25%, 10/1/2029	1,133,000	943,902
3.38%, 7/1/2025	660,000	622,037
3.63%, 4/1/2027	943,000	872,218
3.63%, 12/1/2027 (a)	764,000	679,609
3.88%, 7/3/2023	520,000	517,384
4.25%, 9/15/2024	1,316,000	1,291,496
4.63%, 10/1/2028	1,526,000	1,410,528
Series GMTN, 3.75%, 6/1/2026	1,106,000	1,041,122
Series MTN, 0.70%, 2/15/2024	774,000	731,058
Series MTN, 2.30%, 2/1/2025	1,569,000	1,466,874
Series MTN, 2.88%, 1/15/2026 (a)	1,558,000	1,430,415

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series MTN, 3.00%, 2/1/2030	$ 2,003,000	$ 1,625,875
Series MTN, 4.25%, 2/1/2024	764,000	755,680
Aircastle, Ltd.:
4.13%, 5/1/2024	715,000	695,316
4.40%, 9/25/2023	1,127,000	1,115,471
Ally Financial, Inc.:
1.45%, 10/2/2023	487,000	471,051
2.20%, 11/2/2028	1,073,000	874,323
3.88%, 5/21/2024	1,364,000	1,349,896
4.63%, 3/30/2025	965,000	959,065
4.75%, 6/9/2027 (a)	2,467,000	2,369,208
5.13%, 9/30/2024	979,000	989,495
5.80%, 5/1/2025	818,000	836,724
8.00%, 11/1/2031	5,601,000	6,200,733
American Express Co.:
0.75%, 11/3/2023 (a)	3,043,000	2,946,659
1.65%, 11/4/2026	1,095,000	992,486
2.25%, 3/4/2025 (a)	5,813,000	5,597,338
2.50%, 7/30/2024	1,000	975
2.55%, 3/4/2027	4,209,000	3,923,377
3.00%, 10/30/2024	1,615,000	1,585,349
3.13%, 5/20/2026	1,294,000	1,257,173
3.30%, 5/3/2027	2,035,000	1,958,057
3.38%, 5/3/2024	2,362,000	2,346,505
3.40%, 2/22/2024	1,048,000	1,045,673
3.63%, 12/5/2024	1,111,000	1,105,123
3.70%, 8/3/2023	1,722,000	1,728,320
4.05%, 5/3/2029	1,655,000	1,626,203
4.20%, 11/6/2025	897,000	911,065
SOFR + 2.26%, 4.99%, 5/26/2033	1,698,000	1,697,270
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	855,000	822,596
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	783,000	747,961
3.00%, 4/2/2025	763,000	745,909
3.70%, 10/15/2024	963,000	962,480
4.00%, 10/15/2023	723,000	727,425
4.50%, 5/13/2032	704,000	691,870
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	1,089,000	953,006
BGC Partners, Inc.:
3.75%, 10/1/2024	927,000	903,222
5.38%, 7/24/2023	777,000	777,474
BlackRock, Inc.:
1.90%, 1/28/2031	1,451,000	1,203,343
2.10%, 2/25/2032	1,068,000	881,826
2.40%, 4/30/2030	1,376,000	1,204,330
3.20%, 3/15/2027	748,000	733,982
3.25%, 4/30/2029	1,240,000	1,170,262
3.50%, 3/18/2024	937,000	941,282
Security Description	Principal Amount	Value
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	$ 620,000	$ 614,854
Brookfield Finance, Inc.:
2.72%, 4/15/2031	1,582,000	1,340,745
3.90%, 1/25/2028	1,795,000	1,715,051
4.00%, 4/1/2024	1,159,000	1,155,222
4.25%, 6/2/2026	1,148,000	1,129,873
4.35%, 4/15/2030	886,000	845,855
4.85%, 3/29/2029 (a)	436,000	430,846
Capital One Bank USA NA SOFR + 0.91%, 2.28%, 1/28/2026 (b)	1,599,000	1,518,330
Capital One Financial Corp.:
3.20%, 2/5/2025	1,091,000	1,060,277
3.30%, 10/30/2024	4,371,000	4,270,248
3.65%, 5/11/2027 (a)	1,480,000	1,410,618
3.75%, 4/24/2024	1,032,000	1,028,367
3.75%, 7/28/2026	1,697,000	1,623,673
3.75%, 3/9/2027	1,510,000	1,445,734
3.80%, 1/31/2028	2,768,000	2,609,920
3.90%, 1/29/2024	1,449,000	1,449,275
4.20%, 10/29/2025	1,870,000	1,842,698
4.25%, 4/30/2025	1,662,000	1,659,856
SOFR + 0.69%, 1.34%, 12/6/2024 (b)	1,563,000	1,497,260
SOFR + 0.86%, 1.88%, 11/2/2027 (b)	1,609,000	1,409,291
SOFR + 1.27%, 2.62%, 11/2/2032 (b)	310,000	248,462
SOFR + 1.29%, 2.64%, 3/3/2026 (b)	1,191,000	1,124,661
SOFR + 1.34%, 2.36%, 7/29/2032 (b)	1,089,000	829,121
SOFR + 1.37%, 4.17%, 5/9/2025	2,542,000	2,503,489
SOFR + 1.79%, 3.27%, 3/1/2030 (b)	1,322,000	1,170,671
SOFR + 2.06%, 4.93%, 5/10/2028	1,189,000	1,178,513
SOFR + 2.37%, 5.27%, 5/10/2033 (a)	730,000	716,232
Cboe Global Markets, Inc.:
1.63%, 12/15/2030	765,000	613,369
3.00%, 3/16/2032	1,101,000	983,600
3.65%, 1/12/2027	1,477,000	1,442,734
Charles Schwab Corp:
2.75%, 10/1/2029	1,103,000	992,049
3.30%, 4/1/2027	719,000	697,646
3.63%, 4/1/2025	803,000	801,282
3.75%, 4/1/2024	1,048,000	1,053,271
Charles Schwab Corp.:
0.75%, 3/18/2024	1,166,000	1,118,229
0.90%, 3/11/2026	1,175,000	1,055,984
1.15%, 5/13/2026	1,007,000	908,183
1.65%, 3/11/2031	1,002,000	803,915

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
1.95%, 12/1/2031	$ 971,000	$ 786,850
2.00%, 3/20/2028	2,596,000	2,318,488
2.30%, 5/13/2031 (a)	518,000	438,073
2.45%, 3/3/2027 (a)	1,662,000	1,550,862
2.90%, 3/3/2032	1,513,000	1,330,744
3.00%, 3/10/2025	750,000	738,653
3.20%, 3/2/2027	822,000	795,030
3.20%, 1/25/2028 (a)	703,000	672,412
3.25%, 5/22/2029	295,000	274,500
3.45%, 2/13/2026	1,199,000	1,187,825
3.55%, 2/1/2024	979,000	979,715
3.85%, 5/21/2025	967,000	970,414
4.00%, 2/1/2029 (a)	538,000	529,252
4.20%, 3/24/2025	1,075,000	1,090,469
4.63%, 3/22/2030	456,000	461,787
CI Financial Corp. 3.20%, 12/17/2030	3,424,000	2,665,550
Citigroup Global Markets Holdings, Inc. 0.75%, 6/7/2024	1,140,000	1,079,090
CME Group, Inc.:
2.65%, 3/15/2032	1,475,000	1,302,602
3.00%, 3/15/2025 (a)	799,000	789,196
3.75%, 6/15/2028	1,104,000	1,088,621
Discover Financial Services:
3.75%, 3/4/2025	656,000	646,245
3.95%, 11/6/2024	1,172,000	1,156,811
4.10%, 2/9/2027	1,516,000	1,451,661
4.50%, 1/30/2026	1,375,000	1,348,765
Eaton Vance Corp. 3.50%, 4/6/2027	923,000	885,074
Franklin Resources, Inc.:
1.60%, 10/30/2030	979,000	768,721
2.85%, 3/30/2025 (a)	376,000	365,280
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	1,412,000	1,182,479
3.10%, 9/15/2027 (a)	1,608,000	1,517,759
3.65%, 5/23/2025	1,393,000	1,384,029
3.75%, 12/1/2025	1,378,000	1,366,907
3.75%, 9/21/2028	1,394,000	1,339,550
4.00%, 9/15/2027 (a)	1,728,000	1,699,955
4.35%, 6/15/2029	1,704,000	1,680,178
Invesco Finance PLC:
3.75%, 1/15/2026	638,000	629,247
4.00%, 1/30/2024	1,091,000	1,091,786
Janus Henderson US Holdings, Inc. 4.88%, 8/1/2025	2,357,000	2,372,910
Jefferies Group LLC 6.45%, 6/8/2027	936,000	999,639
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
2.63%, 10/15/2031	1,599,000	1,230,622
4.15%, 1/23/2030	1,163,000	1,040,699
Security Description	Principal Amount	Value
4.85%, 1/15/2027	$ 1,461,000	$ 1,453,344
Lazard Group LLC:
3.63%, 3/1/2027	838,000	791,784
3.75%, 2/13/2025	681,000	667,836
4.38%, 3/11/2029	1,163,000	1,108,502
4.50%, 9/19/2028	1,103,000	1,057,898
Legg Mason, Inc. 4.75%, 3/15/2026	1,094,000	1,119,807
Mastercard, Inc.:
1.90%, 3/15/2031	901,000	769,355
2.00%, 3/3/2025 (a)	1,142,000	1,101,288
2.00%, 11/18/2031	1,088,000	919,414
2.95%, 11/21/2026	703,000	685,327
2.95%, 6/1/2029	909,000	852,360
3.30%, 3/26/2027 (a)	2,611,000	2,567,657
3.35%, 3/26/2030	1,244,000	1,186,988
3.38%, 4/1/2024 (a)	977,000	978,456
3.50%, 2/26/2028	876,000	863,500
Morgan Stanley Domestic Holdings, Inc.:
3.80%, 8/24/2027	1,156,000	1,113,043
4.50%, 6/20/2028	967,000	963,132
Nasdaq, Inc.:
1.65%, 1/15/2031	1,123,000	881,712
3.85%, 6/30/2026 (a)	1,198,000	1,190,680
Nomura Holdings, Inc.:
1.65%, 7/14/2026	1,255,000	1,100,710
1.85%, 7/16/2025	1,732,000	1,590,011
2.17%, 7/14/2028	1,402,000	1,181,872
2.33%, 1/22/2027	2,876,000	2,545,950
2.61%, 7/14/2031	1,149,000	914,420
2.65%, 1/16/2025	1,709,000	1,618,030
2.68%, 7/16/2030	765,000	626,543
2.71%, 1/22/2029	696,000	596,535
3.00%, 1/22/2032 (a)	1,044,000	847,738
3.10%, 1/16/2030	2,195,000	1,867,616
5.10%, 7/3/2025	2,800,000	2,812,348
5.39%, 7/6/2027	2,750,000	2,750,605
5.61%, 7/6/2029	2,500,000	2,500,925
ORIX Corp.:
2.25%, 3/9/2031 (a)	1,056,000	886,121
3.25%, 12/4/2024	654,000	643,059
3.70%, 7/18/2027	922,000	894,746
4.00%, 4/13/2032	1,720,000	1,642,050
4.05%, 1/16/2024	798,000	800,202
Raymond James Financial, Inc. 4.65%, 4/1/2030	280,000	275,176
Stifel Financial Corp.:
4.00%, 5/15/2030	981,000	905,110
4.25%, 7/18/2024	1,071,000	1,074,331
Synchrony Financial:
2.88%, 10/28/2031	1,599,000	1,212,969
3.70%, 8/4/2026	1,031,000	955,820
3.95%, 12/1/2027	1,530,000	1,391,887

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.25%, 8/15/2024	$ 1,178,000	$ 1,172,569
4.38%, 3/19/2024	1,559,000	1,546,887
4.50%, 7/23/2025	862,000	837,614
4.88%, 6/13/2025	1,933,000	1,910,713
5.15%, 3/19/2029	1,303,000	1,220,273
Visa, Inc.:
0.75%, 8/15/2027 (a)	767,000	664,552
1.10%, 2/15/2031 (a)	613,000	490,032
1.90%, 4/15/2027 (a)	1,921,000	1,773,045
2.05%, 4/15/2030	1,949,000	1,708,435
2.75%, 9/15/2027	1,594,000	1,521,808
3.15%, 12/14/2025	5,215,500	5,148,272
Western Union Co.:
1.35%, 3/15/2026	785,000	700,777
2.75%, 3/15/2031	1,005,000	826,703
2.85%, 1/10/2025	905,000	869,008
		284,132,794
ELECTRIC — 5.7%
AEP Texas, Inc.:
3.95%, 6/1/2028	952,000	924,002
4.70%, 5/15/2032	871,000	867,969
Series I, 2.10%, 7/1/2030	812,000	675,722
AEP Transmission Co. LLC 3.10%, 12/1/2026	1,494,000	1,443,891
AES Corp.:
1.38%, 1/15/2026	1,032,000	910,513
2.45%, 1/15/2031	1,436,000	1,155,061
Alabama Power Co.:
3.05%, 3/15/2032 (a)	760,000	693,302
Series 13-A, 3.55%, 12/1/2023	410,000	411,259
Series 20-A, 1.45%, 9/15/2030	1,305,000	1,061,474
Ameren Corp.:
1.75%, 3/15/2028	781,000	672,871
1.95%, 3/15/2027	1,462,000	1,311,809
2.50%, 9/15/2024	711,000	689,649
3.50%, 1/15/2031	805,000	737,686
3.65%, 2/15/2026	991,000	973,311
Ameren Illinois Co.:
1.55%, 11/15/2030	880,000	716,769
3.25%, 3/1/2025	518,000	511,012
3.80%, 5/15/2028	512,000	502,958
American Electric Power Co., Inc.:
2.03%, 3/15/2024	906,000	875,894
2.30%, 3/1/2030	1,112,000	935,626
3.20%, 11/13/2027	700,000	660,877
Series J, 4.30%, 12/1/2028	1,613,000	1,570,062
Series M, 0.75%, 11/1/2023 (a)	766,000	735,153
Series N, 1.00%, 11/1/2025	110,000	98,974
Appalachian Power Co.:
3.40%, 6/1/2025	954,000	941,712
Security Description	Principal Amount	Value
Series AA, 2.70%, 4/1/2031	$ 1,035,000	$ 891,270
Series X, 3.30%, 6/1/2027	1,550,000	1,486,093
Arizona Public Service Co.:
2.20%, 12/15/2031	1,076,000	873,260
2.60%, 8/15/2029	120,000	105,137
2.95%, 9/15/2027	120,000	112,534
3.15%, 5/15/2025 (a)	687,000	672,607
Atlantic City Electric Co.:
2.30%, 3/15/2031	932,000	804,484
4.00%, 10/15/2028	1,213,000	1,194,101
Avangrid, Inc.:
3.15%, 12/1/2024	675,000	659,806
3.20%, 4/15/2025	1,001,000	972,301
3.80%, 6/1/2029	1,006,000	941,254
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	1,040,000	886,454
2.40%, 8/15/2026 (a)	603,000	568,689
3.35%, 7/1/2023	639,000	636,700
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	645,000	521,328
3.25%, 4/15/2028	859,000	816,299
3.50%, 2/1/2025	722,000	721,596
3.70%, 7/15/2030	938,000	900,086
3.75%, 11/15/2023	990,000	995,970
4.05%, 4/15/2025 (a)	1,343,000	1,353,865
Black Hills Corp.:
1.04%, 8/23/2024	744,000	696,920
2.50%, 6/15/2030	700,000	585,144
3.05%, 10/15/2029	1,163,000	1,031,465
3.15%, 1/15/2027	668,000	635,575
3.95%, 1/15/2026	641,000	634,725
CenterPoint Energy Houston Electric LLC:
Series AA, 3.00%, 2/1/2027	690,000	661,061
Series AG, 3.00%, 3/1/2032 (a)	200,000	182,150
Series Z, 2.40%, 9/1/2026	1,488,000	1,398,958
CenterPoint Energy, Inc.:
1.45%, 6/1/2026 (a)	786,000	708,948
2.50%, 9/1/2024	1,391,000	1,344,902
2.65%, 6/1/2031 (a)	421,000	359,033
2.95%, 3/1/2030	978,000	869,804
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	1,223,000	1,182,922
Cleveland Electric Illuminating Co. 5.50%, 8/15/2024	1,000	1,027
CMS Energy Corp.:
3.00%, 5/15/2026	1,022,000	981,253
3.45%, 8/15/2027	1,029,000	986,307
5 Year CMT + 4.12%, 4.75%, 6/1/2050 (b)	649,000	570,568

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Commonwealth Edison Co.:
2.20%, 3/1/2030	$ 787,000	$ 683,077
2.55%, 6/15/2026	803,000	769,949
3.70%, 8/15/2028	825,000	803,484
Series 122, 2.95%, 8/15/2027	500,000	476,500
Series 132, 3.15%, 3/15/2032 (a)	670,000	616,099
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025	1,101,000	994,280
Series A, 2.05%, 7/1/2031	1,010,000	853,167
Series A, 3.20%, 3/15/2027 (a)	780,000	758,012
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031	1,149,000	987,611
3.80%, 5/15/2028	6,000	5,874
Series 20A, 3.35%, 4/1/2030	1,137,000	1,058,843
Series B, 3.13%, 11/15/2027	824,000	786,063
Series D, 4.00%, 12/1/2028	1,023,000	1,008,453
Consolidated Edison, Inc. Series A, 0.65%, 12/1/2023	150,000	144,261
Constellation Energy Generation LLC 3.25%, 6/1/2025	990,000	949,410
Consumers Energy Co.:
3.38%, 8/15/2023	725,000	725,682
3.80%, 11/15/2028	164,000	160,426
Dominion Energy South Carolina, Inc.:
6.63%, 2/1/2032	1,376,000	1,599,449
Series A, 2.30%, 12/1/2031 (a)	789,000	674,611
Dominion Energy, Inc.:
3.07%, 8/15/2024 (b) (c)	1,003,000	979,500
3.90%, 10/1/2025	793,000	790,296
4.25%, 6/1/2028	792,000	780,461
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (b)	535,000	498,952
Series A, 1.45%, 4/15/2026	995,000	900,137
Series A, 3.30%, 3/15/2025	902,000	883,816
Series B, 3.60%, 3/15/2027 (a)	941,000	915,414
Series C, 2.25%, 8/15/2031	667,000	549,201
Series C, 3.38%, 4/1/2030	1,525,000	1,394,582
Series D, 2.85%, 8/15/2026	554,000	525,901
Security Description	Principal Amount	Value
DTE Electric Co.:
2.25%, 3/1/2030	$ 972,000	$ 850,879
3.38%, 3/1/2025	436,000	432,159
3.65%, 3/15/2024	430,000	432,619
Series A, 1.90%, 4/1/2028	796,000	710,422
Series A, 3.00%, 3/1/2032	847,000	766,272
Series C, 2.63%, 3/1/2031	540,000	479,401
DTE Energy Co.:
2.85%, 10/1/2026	1,328,000	1,256,168
2.95%, 3/1/2030	862,000	763,637
Series C, 2.53%, 10/1/2024	1,580,000	1,527,086
Series C, 3.40%, 6/15/2029	592,000	543,089
Series F, 1.05%, 6/1/2025	70,000	64,365
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	1,073,000	957,577
2.45%, 2/1/2030 (a)	920,000	813,197
2.55%, 4/15/2031	896,000	784,815
2.85%, 3/15/2032	990,000	878,358
2.95%, 12/1/2026	727,000	702,580
3.95%, 11/15/2028	321,000	316,683
Series A, 6.00%, 12/1/2028	1,452,000	1,570,948
Duke Energy Corp.:
0.90%, 9/15/2025	539,000	488,598
2.45%, 6/1/2030	918,000	773,856
2.55%, 6/15/2031	874,000	726,635
2.65%, 9/1/2026	2,273,000	2,133,415
3.15%, 8/15/2027	1,080,000	1,021,345
3.40%, 6/15/2029	760,000	695,514
3.75%, 4/15/2024	785,000	784,710
3.95%, 10/15/2023	785,000	788,587
5 Year CMT + 2.32%, 3.25%, 1/15/2082 (b)	1,281,000	991,340
Duke Energy Florida LLC:
1.75%, 6/15/2030	749,000	622,988
2.50%, 12/1/2029	919,000	817,166
3.20%, 1/15/2027	513,000	499,364
3.80%, 7/15/2028	807,000	788,826
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	1,500,000	1,406,400
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	1,102,000	930,562
3.65%, 2/1/2029	1,416,000	1,353,300
3.80%, 9/1/2023	878,000	878,878
Duke Energy Progress LLC:
2.00%, 8/15/2031	685,000	567,755
3.38%, 9/1/2023	238,000	238,455
3.40%, 4/1/2032 (a)	985,000	914,247
3.45%, 3/15/2029	778,000	740,189
3.70%, 9/1/2028	810,000	786,024
Edison International:
3.55%, 11/15/2024	1,397,000	1,364,003

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.13%, 3/15/2028	$ 984,000	$ 916,940
4.95%, 4/15/2025	815,000	817,730
5.75%, 6/15/2027	1,045,000	1,062,671
Emera US Finance L.P.:
0.83%, 6/15/2024	633,000	590,804
2.64%, 6/15/2031	676,000	560,039
3.55%, 6/15/2026	995,000	953,041
Enel Americas SA 4.00%, 10/25/2026 (a)	1,029,000	999,601
Enel Chile SA 4.88%, 6/12/2028 (a)	1,351,000	1,293,339
Enel Generacion Chile SA 4.25%, 4/15/2024	559,000	548,547
Entergy Arkansas LLC:
3.50%, 4/1/2026	903,000	890,331
3.70%, 6/1/2024	610,000	611,726
4.00%, 6/1/2028	627,000	614,604
Entergy Corp.:
0.90%, 9/15/2025	1,307,000	1,177,463
1.90%, 6/15/2028 (a)	913,000	783,737
2.40%, 6/15/2031	1,647,000	1,340,032
2.80%, 6/15/2030	793,000	681,171
2.95%, 9/1/2026	100,000	94,849
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	381,000	393,760
Entergy Louisiana LLC:
0.62%, 11/17/2023	537,000	516,143
0.95%, 10/1/2024	748,000	704,893
1.60%, 12/15/2030	122,000	97,546
2.40%, 10/1/2026	475,000	439,912
3.05%, 6/1/2031	357,000	321,586
3.25%, 4/1/2028	1,585,000	1,490,597
4.05%, 9/1/2023	624,000	627,126
5.40%, 11/1/2024	820,000	848,610
Entergy Mississippi LLC 2.85%, 6/1/2028	880,000	809,917
Entergy Texas, Inc.:
1.75%, 3/15/2031	1,338,000	1,086,590
4.00%, 3/30/2029 (a)	1,329,000	1,298,473
Evergy Kansas Central, Inc. 3.10%, 4/1/2027	413,000	394,386
Evergy Metro, Inc. Series 2020, 2.25%, 6/1/2030 (a)	967,000	836,030
Evergy, Inc.:
2.45%, 9/15/2024	983,000	946,452
2.90%, 9/15/2029	668,000	589,149
Eversource Energy:
2.55%, 3/15/2031	474,000	401,852
2.90%, 3/1/2027	1,249,000	1,175,771
3.38%, 3/1/2032	1,090,000	979,125
4.20%, 6/27/2024	1,250,000	1,253,050
4.60%, 7/1/2027	1,400,000	1,411,676
Series L, 2.90%, 10/1/2024	306,000	299,045
Security Description	Principal Amount	Value
Series M, 3.30%, 1/15/2028	$ 5,000	$ 4,713
Series N, 3.80%, 12/1/2023	992,000	991,018
Series O, 4.25%, 4/1/2029	705,000	688,538
Series Q, 0.80%, 8/15/2025	297,000	267,520
Series R, 1.65%, 8/15/2030	743,000	590,744
Series U, 1.40%, 8/15/2026	2,533,000	2,257,308
Exelon Corp.:
2.75%, 3/15/2027 (d)	935,000	876,076
3.35%, 3/15/2032 (a) (d)	1,414,000	1,267,015
3.40%, 4/15/2026	665,000	645,369
3.95%, 6/15/2025	1,051,000	1,048,120
4.05%, 4/15/2030	1,429,000	1,371,326
Florida Power & Light Co.:
2.45%, 2/3/2032 (a)	2,046,000	1,784,787
2.85%, 4/1/2025 (a)	719,000	707,273
3.13%, 12/1/2025 (a)	1,143,000	1,130,598
3.25%, 6/1/2024	26,000	26,014
Fortis, Inc. 3.06%, 10/4/2026	1,177,000	1,105,391
Georgia Power Co.:
3.25%, 4/1/2026	1,010,000	981,821
3.25%, 3/30/2027	1,393,000	1,326,401
4.70%, 5/15/2032	889,000	893,107
Series A, 2.10%, 7/30/2023	1,316,000	1,296,786
Series A, 2.20%, 9/15/2024	795,000	767,143
Series B, 2.65%, 9/15/2029	74,000	65,136
Gulf Power Co. Series A, 3.30%, 5/30/2027	818,000	793,002
Iberdrola International B.V. 5.81%, 3/15/2025	466,000	492,557
Indiana Michigan Power Co. 3.85%, 5/15/2028	1,733,000	1,677,111
Interstate Power & Light Co.:
2.30%, 6/1/2030	160,000	136,395
3.25%, 12/1/2024	410,000	405,096
3.60%, 4/1/2029 (a)	931,000	887,299
4.10%, 9/26/2028	889,000	879,408
IPALCO Enterprises, Inc.:
3.70%, 9/1/2024	980,000	965,751
4.25%, 5/1/2030	1,037,000	963,166
ITC Holdings Corp.:
3.25%, 6/30/2026	842,000	809,852
3.35%, 11/15/2027	84,000	80,204
3.65%, 6/15/2024	675,000	668,493
Kansas City Power & Light Co. 3.65%, 8/15/2025	400,000	398,412

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	$ 569,000	$ 561,034
MidAmerican Energy Co.:
3.10%, 5/1/2027	1,598,000	1,544,004
3.50%, 10/15/2024	806,000	806,161
3.65%, 4/15/2029	606,000	589,717
6.75%, 12/30/2031	831,000	978,702
Mississippi Power Co. 3.95%, 3/30/2028	1,236,000	1,202,616
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024	668,000	635,435
1.00%, 6/15/2026	549,000	492,997
1.35%, 3/15/2031	404,000	313,536
2.40%, 3/15/2030	599,000	521,184
2.75%, 4/15/2032	992,000	864,826
2.85%, 1/27/2025	282,000	275,804
2.95%, 2/7/2024	546,000	541,261
3.40%, 11/15/2023	681,000	682,546
3.40%, 2/7/2028 (a)	774,000	741,887
3.45%, 6/15/2025	666,000	660,932
3.70%, 3/15/2029	802,000	763,961
3.90%, 11/1/2028	1,147,000	1,120,218
3 Month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (b)	423,000	385,827
Series C, 8.00%, 3/1/2032	147,000	182,603
Series D, 1.00%, 10/18/2024	1,069,000	1,007,875
Series MTN, 1.65%, 6/15/2031	455,000	362,207
Series MTN, 1.88%, 2/7/2025	824,000	788,263
Series MTN, 3.25%, 11/1/2025	630,000	615,567
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	679,000	654,026
Series DD, 2.40%, 5/1/2030	1,366,000	1,190,087
NextEra Energy Capital Holdings, Inc.:
1.88%, 1/15/2027	1,315,000	1,185,420
1.90%, 6/15/2028	1,952,000	1,698,962
2.25%, 6/1/2030	1,735,000	1,457,573
2.44%, 1/15/2032	1,422,000	1,184,270
2.75%, 11/1/2029	1,253,000	1,107,514
2.94%, 3/21/2024	481,000	474,439
3.50%, 4/1/2029	1,183,000	1,104,177
3.55%, 5/1/2027	1,630,000	1,575,167
4.20%, 6/20/2024 (a)	1,335,000	1,341,688
4.45%, 6/20/2025	1,175,000	1,184,893
4.63%, 7/15/2027	2,300,000	2,329,877
5.00%, 7/15/2032	750,000	768,352
Security Description	Principal Amount	Value
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (a) (b)	$ 508,000	$ 418,155
3 Month USD LIBOR + 3.16%, 5.65%, 5/1/2079 (b)	524,000	462,084
NSTAR Electric Co.:
1.95%, 8/15/2031	1,169,000	971,544
3.20%, 5/15/2027	697,000	672,389
3.25%, 5/15/2029	456,000	431,353
3.95%, 4/1/2030	775,000	760,058
Ohio Power Co. Series P, 2.60%, 4/1/2030	1,140,000	1,006,495
Oklahoma Gas & Electric Co.:
3.25%, 4/1/2030	489,000	450,281
3.30%, 3/15/2030	540,000	498,614
3.80%, 8/15/2028	629,000	610,212
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	920,000	830,677
2.75%, 6/1/2024	424,000	418,145
2.75%, 5/15/2030	463,000	421,066
2.95%, 4/1/2025	438,000	427,817
3.70%, 11/15/2028	776,000	755,064
4.15%, 6/1/2032 (a) (d)	280,000	281,344
5.75%, 3/15/2029	590,000	638,179
Pacific Gas & Electric Co.:
1.70%, 11/15/2023	1,340,000	1,289,120
2.10%, 8/1/2027	561,000	471,167
2.50%, 2/1/2031	2,258,000	1,735,499
2.95%, 3/1/2026	825,000	747,071
3.00%, 6/15/2028	818,000	707,807
3.15%, 1/1/2026	1,987,000	1,810,058
3.25%, 2/16/2024	933,000	908,173
3.25%, 6/1/2031	1,094,000	881,228
3.30%, 3/15/2027 (a)	830,000	744,618
3.30%, 12/1/2027	1,305,507	1,139,499
3.40%, 8/15/2024	641,000	617,334
3.45%, 7/1/2025	1,008,000	946,734
3.50%, 6/15/2025	400,000	379,696
3.75%, 2/15/2024	812,000	794,420
3.75%, 7/1/2028	600,500	529,929
3.85%, 11/15/2023	904,000	893,812
4.20%, 3/1/2029	1,453,000	1,297,224
4.25%, 8/1/2023	1,135,000	1,130,346
4.40%, 3/1/2032	775,000	671,755
4.55%, 7/1/2030	3,726,500	3,308,238
4.65%, 8/1/2028	858,000	794,946
4.95%, 6/8/2025	989,000	969,833
5.45%, 6/15/2027	2,467,000	2,399,429
5.90%, 6/15/2032	2,417,000	2,334,242
PacifiCorp:
2.70%, 9/15/2030	323,000	285,225
3.50%, 6/15/2029	1,269,000	1,205,398
3.60%, 4/1/2024	39,000	39,085

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
PECO Energy Co. 3.15%, 10/15/2025 (a)	$ 286,000	$ 281,496
PG&E Wildfire Recovery Funding LLC Series A-1, 3.59%, 6/1/2032	1,272,000	1,267,039
Pinnacle West Capital Corp. 1.30%, 6/15/2025	696,000	636,972
Potomac Electric Power Co. 3.60%, 3/15/2024 (a)	705,000	705,754
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	1,531,000	1,457,114
4.13%, 4/15/2030	508,000	486,999
Progress Energy, Inc.:
7.00%, 10/30/2031	1,077,000	1,211,410
7.75%, 3/1/2031	981,000	1,146,102
Public Service Co. of Colorado:
1.88%, 6/15/2031	574,000	479,399
3.70%, 6/15/2028	190,000	187,072
Series 35, 1.90%, 1/15/2031	1,107,000	933,068
Public Service Co. of New Hampshire:
3.50%, 11/1/2023	964,000	964,954
Series V, 2.20%, 6/15/2031	985,000	840,038
Public Service Electric & Gas Co.:
3.10%, 3/15/2032 (a)	645,000	593,568
Series MTN, 0.95%, 3/15/2026	1,748,000	1,583,059
Series MTN, 1.90%, 8/15/2031 (a)	77,000	64,144
Series MTN, 2.25%, 9/15/2026	2,000	1,878
Series MTN, 2.45%, 1/15/2030	1,392,000	1,243,265
Series MTN, 3.00%, 5/15/2025	608,000	594,934
Series MTN, 3.00%, 5/15/2027	547,000	526,958
Series MTN, 3.20%, 5/15/2029	778,000	736,688
Series MTN, 3.25%, 9/1/2023	552,000	551,233
Series MTN, 3.65%, 9/1/2028	1,575,000	1,533,892
Public Service Enterprise Group, Inc.:
0.80%, 8/15/2025	675,000	609,869
0.84%, 11/8/2023 (a)	1,054,000	1,012,346
1.60%, 8/15/2030	978,000	777,950
2.45%, 11/15/2031 (a)	1,139,000	953,468
2.88%, 6/15/2024	669,000	655,466
Puget Energy, Inc.:
2.38%, 6/15/2028	920,000	805,092
3.65%, 5/15/2025	746,000	731,572
Security Description	Principal Amount	Value
4.10%, 6/15/2030	$ 610,000	$ 567,520
4.22%, 3/15/2032	985,000	906,811
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	1,367,000	1,298,595
Series NNN, 3.60%, 9/1/2023	727,000	728,927
Series VVV, 1.70%, 10/1/2030	858,000	705,388
Series XXX, 3.00%, 3/15/2032	1,095,000	979,948
Sempra Energy:
3.25%, 6/15/2027	752,000	713,197
3.30%, 4/1/2025	1,199,000	1,171,615
3.40%, 2/1/2028	566,000	534,519
3.70%, 4/1/2029	469,000	441,076
5 Year CMT + 2.87%, 4.13%, 4/1/2052 (b)	1,666,000	1,337,798
Sierra Pacific Power Co. 2.60%, 5/1/2026	706,000	671,724
Southern California Edison Co.:
1.10%, 4/1/2024	1,473,000	1,401,191
2.25%, 6/1/2030	369,000	309,598
2.75%, 2/1/2032	741,000	626,575
2.85%, 8/1/2029 (a)	427,000	378,471
6.65%, 4/1/2029	763,000	811,130
Series 20C, 1.20%, 2/1/2026	378,000	339,610
Series A, 4.20%, 3/1/2029	685,000	659,676
Series B, 3.65%, 3/1/2028	753,000	713,023
Series C, 3.50%, 10/1/2023	871,000	870,103
Series C, 4.20%, 6/1/2025	614,000	617,764
Series D, 4.70%, 6/1/2027	666,000	667,898
Series E, 3.70%, 8/1/2025	1,722,000	1,695,223
Series G, 2.50%, 6/1/2031	647,000	543,325
Series J, 0.70%, 8/1/2023	853,000	827,120
Series K, 0.98%, 8/1/2024	876,000	826,707
Southern Co.:
2.95%, 7/1/2023	1,085,000	1,072,685
3.25%, 7/1/2026	2,040,000	1,953,912
4.48%, 8/1/2024 (b)	1,134,000	1,138,252
5.11%, 8/1/2027	1,268,000	1,280,439
Series 21-A, 0.60%, 2/26/2024	758,000	718,235
Series 21-A, 5 Year CMT + 2.92%, 3.75%, 9/15/2051 (b)	1,564,000	1,326,194
Series 21-B, 1.75%, 3/15/2028	801,000	685,071
Series A, 3.70%, 4/30/2030	1,023,000	949,999
Southern Power Co.:
0.90%, 1/15/2026 (a)	687,000	612,151
4.15%, 12/1/2025	651,000	651,326

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	$ 771,000	$ 722,180
Series M, 4.10%, 9/15/2028	817,000	789,230
Series N, 1.65%, 3/15/2026	1,226,000	1,117,756
Tampa Electric Co. 2.40%, 3/15/2031 (a)	1,193,000	1,030,418
Tucson Electric Power Co.:
1.50%, 8/1/2030	611,000	487,505
3.05%, 3/15/2025	885,000	868,849
3.25%, 5/15/2032	1,267,000	1,141,934
Union Electric Co.:
2.15%, 3/15/2032	349,000	290,996
2.95%, 6/15/2027	2,000	1,904
2.95%, 3/15/2030	117,000	106,381
3.50%, 4/15/2024	367,000	367,081
3.50%, 3/15/2029	120,000	114,876
Virginia Electric & Power Co.:
2.30%, 11/15/2031	710,000	603,408
3.45%, 2/15/2024	408,000	406,992
Series A, 2.88%, 7/15/2029	1,188,000	1,087,994
Series A, 3.10%, 5/15/2025	909,000	893,474
Series A, 3.15%, 1/15/2026	1,584,000	1,538,191
Series A, 3.80%, 4/1/2028	874,000	853,216
Series B, 2.95%, 11/15/2026	1,685,000	1,605,182
Series B, 3.75%, 5/15/2027	1,348,000	1,335,396
WEC Energy Group, Inc.:
0.55%, 9/15/2023	709,000	685,213
0.80%, 3/15/2024	782,000	742,392
1.80%, 10/15/2030	686,000	552,175
2.20%, 12/15/2028	887,000	776,489
Westar Energy, Inc. 2.55%, 7/1/2026	281,000	266,773
Wisconsin Electric Power Co.:
1.70%, 6/15/2028	573,000	499,381
2.05%, 12/15/2024	542,000	522,130
Wisconsin Power & Light Co.:
1.95%, 9/16/2031 (a)	862,000	715,994
3.00%, 7/1/2029	670,000	621,070
3.05%, 10/15/2027	1,429,000	1,351,577
Xcel Energy, Inc.:
0.50%, 10/15/2023	840,000	807,265
1.75%, 3/15/2027	790,000	705,999
2.35%, 11/15/2031	112,000	92,757
2.60%, 12/1/2029	2,742,000	2,410,602
3.30%, 6/1/2025	791,000	776,936
3.35%, 12/1/2026	637,000	614,667
3.40%, 6/1/2030	667,000	613,473
Security Description	Principal Amount	Value
4.00%, 6/15/2028	$ 831,000	$ 812,219
4.60%, 6/1/2032	657,000	652,703
		323,434,683
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Acuity Brands Lighting, Inc. 2.15%, 12/15/2030	1,026,000	813,033
Emerson Electric Co.:
0.88%, 10/15/2026 (a)	1,067,000	943,367
1.95%, 10/15/2030	921,000	775,279
2.00%, 12/21/2028 (a)	724,000	639,169
2.20%, 12/21/2031	988,000	836,016
3.15%, 6/1/2025	1,349,000	1,334,498
		5,341,362
ELECTRONICS — 1.0%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	948,000	772,478
2.30%, 3/12/2031 (a)	1,069,000	869,664
2.75%, 9/15/2029	901,000	788,943
3.05%, 9/22/2026	835,000	797,834
Allegion PLC 3.50%, 10/1/2029	748,000	663,319
Allegion U.S. Holding Co., Inc. 5.41%, 7/1/2032	789,000	784,069
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	837,000	813,338
3.55%, 10/1/2027	1,613,000	1,482,379
Amphenol Corp.:
2.05%, 3/1/2025	629,000	597,984
2.20%, 9/15/2031	534,000	436,855
2.80%, 2/15/2030	652,000	567,123
3.20%, 4/1/2024	1,080,000	1,070,204
4.35%, 6/1/2029	998,000	979,407
Arrow Electronics, Inc.:
2.95%, 2/15/2032	775,000	644,831
3.25%, 9/8/2024	842,000	823,526
3.88%, 1/12/2028 (a)	1,061,000	1,010,539
4.00%, 4/1/2025	684,000	675,949
Avnet, Inc.:
3.00%, 5/15/2031	967,000	795,677
4.63%, 4/15/2026	700,000	702,807
5.50%, 6/1/2032	2,839,000	2,768,053
Flex, Ltd.:
3.75%, 2/1/2026	1,057,000	1,009,720
4.75%, 6/15/2025	1,132,000	1,138,249
4.88%, 6/15/2029	1,036,000	999,357
4.88%, 5/12/2030	1,883,000	1,794,518
Fortive Corp. 3.15%, 6/15/2026	1,179,000	1,114,851
Honeywell International, Inc.:
1.10%, 3/1/2027	2,119,000	1,885,041
1.35%, 6/1/2025	1,634,000	1,540,650
1.75%, 9/1/2031 (a)	1,634,000	1,352,004
2.30%, 8/15/2024	1,290,000	1,267,025
2.50%, 11/1/2026 (a)	1,544,000	1,475,246

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
2.70%, 8/15/2029 (a)	$ 1,112,000	$ 1,021,828
3.35%, 12/1/2023	790,000	792,520
Hubbell, Inc.:
2.30%, 3/15/2031	1,025,000	859,749
3.15%, 8/15/2027	443,000	418,086
3.35%, 3/1/2026	927,000	901,850
3.50%, 2/15/2028	926,000	888,340
Jabil, Inc.:
3.00%, 1/15/2031	886,000	740,288
3.60%, 1/15/2030	899,000	801,764
3.95%, 1/12/2028	906,000	865,330
4.25%, 5/15/2027	968,000	939,308
Keysight Technologies, Inc.:
3.00%, 10/30/2029	739,000	658,131
4.55%, 10/30/2024 (a)	1,068,000	1,082,215
4.60%, 4/6/2027	1,081,000	1,084,913
Legrand France SA 8.50%, 2/15/2025	461,000	509,253
TD SYNNEX Corp.:
1.25%, 8/9/2024 (d)	876,000	816,747
1.75%, 8/9/2026 (d)	886,000	781,665
2.38%, 8/9/2028 (d)	1,820,000	1,534,096
2.65%, 8/9/2031 (d)	1,103,000	888,114
Trimble, Inc.:
4.75%, 12/1/2024	377,000	378,542
4.90%, 6/15/2028	1,133,000	1,098,217
Tyco Electronics Group SA:
2.50%, 2/4/2032	858,000	752,775
3.13%, 8/15/2027	1,118,000	1,073,112
3.45%, 8/1/2024	850,000	847,101
3.70%, 2/15/2026	395,000	393,775
Vontier Corp.:
1.80%, 4/1/2026	549,000	480,584
2.40%, 4/1/2028	1,276,000	1,052,075
2.95%, 4/1/2031	931,000	725,491
		54,007,509
ENTERTAINMENT — 0.3%
Magallanes, Inc.:
3.43%, 3/15/2024 (d)	1,927,000	1,889,154
3.53%, 3/15/2024 (d)	2,223,000	2,178,762
3.64%, 3/15/2025 (d)	1,772,000	1,719,832
3.76%, 3/15/2027 (d)	6,263,000	5,877,763
3.79%, 3/15/2025 (d)	150,000	145,497
4.05%, 3/15/2029 (d)	1,186,000	1,087,289
4.28%, 3/15/2032 (d)	6,248,000	5,581,901
		18,480,198
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
0.88%, 11/15/2025	949,000	855,770
1.45%, 2/15/2031	1,124,000	881,677
2.30%, 3/1/2030	1,119,000	958,502
2.50%, 8/15/2024	1,363,000	1,320,406
2.90%, 7/1/2026 (a)	871,000	831,631
3.20%, 3/15/2025	944,000	927,678
Security Description	Principal Amount	Value
3.38%, 11/15/2027	$ 781,000	$ 745,964
3.95%, 5/15/2028 (a)	1,012,000	994,523
Waste Connections, Inc.:
2.20%, 1/15/2032	63,000	51,656
2.60%, 2/1/2030	860,000	752,190
3.20%, 6/1/2032	1,110,000	988,710
3.50%, 5/1/2029	1,035,000	973,656
4.25%, 12/1/2028	610,000	601,863
Waste Management, Inc.:
0.75%, 11/15/2025	539,000	490,215
1.15%, 3/15/2028 (a)	695,000	591,508
1.50%, 3/15/2031	889,000	707,955
2.00%, 6/1/2029	878,000	760,532
3.13%, 3/1/2025	655,000	647,042
4.15%, 4/15/2032	1,177,000	1,154,814
		15,236,292
FOOD — 1.3%
Ahold Finance USA LLC 6.88%, 5/1/2029	993,000	1,107,741
Bestfoods Series E, 7.25%, 12/15/2026	826,000	928,515
Campbell Soup Co.:
2.38%, 4/24/2030	1,394,000	1,177,386
3.30%, 3/19/2025	917,000	901,585
3.95%, 3/15/2025	737,000	735,806
4.15%, 3/15/2028	812,000	794,899
Conagra Brands, Inc.:
0.50%, 8/11/2023	1,572,000	1,516,430
1.38%, 11/1/2027	897,000	747,802
4.30%, 5/1/2024	871,000	874,353
4.60%, 11/1/2025	1,126,000	1,131,709
4.85%, 11/1/2028	1,339,000	1,319,799
7.00%, 10/1/2028	1,188,000	1,277,302
8.25%, 9/15/2030	770,000	899,614
Flowers Foods, Inc.:
2.40%, 3/15/2031	874,000	715,561
3.50%, 10/1/2026	720,000	691,603
General Mills, Inc.:
2.25%, 10/14/2031	1,235,000	1,013,392
2.88%, 4/15/2030 (a)	919,000	811,698
3.20%, 2/10/2027 (a)	803,000	771,844
3.65%, 2/15/2024	784,000	788,861
4.00%, 4/17/2025	704,000	703,732
4.20%, 4/17/2028	871,000	863,126
Hershey Co.:
0.90%, 6/1/2025	977,000	905,728
1.70%, 6/1/2030	1,105,000	926,399
2.05%, 11/15/2024	715,000	694,558
2.30%, 8/15/2026	1,086,000	1,031,331
2.45%, 11/15/2029	430,000	384,932
Hormel Foods Corp.:
0.65%, 6/3/2024	1,043,000	993,489
1.70%, 6/3/2028 (a)	499,000	441,011
1.80%, 6/11/2030 (a)	788,000	660,982

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Ingredion, Inc.:
2.90%, 6/1/2030	$ 1,173,000	$ 1,018,387
3.20%, 10/1/2026	1,105,000	1,056,391
J M Smucker Co.:
2.13%, 3/15/2032 (a)	200,000	160,722
3.50%, 3/15/2025	962,000	948,898
JM Smucker Co.:
2.38%, 3/15/2030 (a)	977,000	830,128
3.38%, 12/15/2027	1,106,000	1,056,031
Kellogg Co.:
2.10%, 6/1/2030 (a)	1,103,000	913,880
2.65%, 12/1/2023 (a)	796,000	788,072
3.25%, 4/1/2026	1,064,000	1,033,899
3.40%, 11/15/2027	972,000	927,910
4.30%, 5/15/2028	1,049,000	1,046,818
Series B, 7.45%, 4/1/2031	1,159,000	1,338,981
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	2,126,000	2,008,985
3.75%, 4/1/2030	1,772,000	1,637,523
3.88%, 5/15/2027	1,703,000	1,647,840
4.25%, 3/1/2031	1,111,000	1,056,605
4.63%, 1/30/2029	735,000	726,253
6.75%, 3/15/2032	1,678,000	1,874,343
Kroger Co.:
1.70%, 1/15/2031 (a)	4,000	3,181
2.20%, 5/1/2030	797,000	671,887
2.65%, 10/15/2026	1,239,000	1,160,125
3.50%, 2/1/2026	801,000	788,721
3.70%, 8/1/2027	858,000	834,456
3.85%, 8/1/2023	658,000	660,961
4.00%, 2/1/2024	1,122,000	1,127,969
4.50%, 1/15/2029	1,089,000	1,082,205
7.50%, 4/1/2031	759,000	901,472
McCormick & Co., Inc.:
0.90%, 2/15/2026	326,000	289,322
1.85%, 2/15/2031	724,000	575,298
2.50%, 4/15/2030	973,000	831,380
3.15%, 8/15/2024	1,060,000	1,040,189
3.40%, 8/15/2027 (a)	1,226,000	1,170,315
Mondelez International, Inc.:
1.50%, 5/4/2025	1,308,000	1,221,554
1.50%, 2/4/2031 (a)	962,000	754,824
2.13%, 3/17/2024	1,251,000	1,219,700
2.63%, 3/17/2027	744,000	696,205
2.75%, 4/13/2030	1,374,000	1,206,138
3.00%, 3/17/2032 (a)	1,080,000	944,611
Sysco Corp.:
2.40%, 2/15/2030	2,642,000	2,257,457
2.45%, 12/14/2031	926,000	769,737
3.25%, 7/15/2027	558,000	531,395
3.30%, 7/15/2026	999,000	966,892
3.75%, 10/1/2025	966,000	962,522
5.95%, 4/1/2030	1,113,000	1,187,382
Tyson Foods, Inc.:
3.55%, 6/2/2027	1,224,000	1,173,583
Security Description	Principal Amount	Value
3.90%, 9/28/2023	$ 977,000	$ 980,253
3.95%, 8/15/2024	1,154,000	1,150,896
4.00%, 3/1/2026	1,048,000	1,037,887
4.35%, 3/1/2029	2,021,000	1,997,031
Whole Foods Market, Inc. 5.20%, 12/3/2025	39,000	40,884
		76,119,286
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	1,712,000	1,578,276
4.50%, 8/1/2024	1,002,000	996,830
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025 (a)	357,000	353,391
5.50%, 1/17/2027	1,061,000	1,050,878
Georgia-Pacific LLC:
7.75%, 11/15/2029	775,000	932,480
8.88%, 5/15/2031	609,000	791,852
Suzano Austria GmbH:
2.50%, 9/15/2028	820,000	665,536
3.75%, 1/15/2031	1,106,000	893,316
5.00%, 1/15/2030	1,144,000	1,039,919
6.00%, 1/15/2029	2,304,000	2,273,265
Series DM3N, 3.13%, 1/15/2032	2,594,000	1,956,836
		12,532,579
GAS — 0.5%
Atmos Energy Corp.:
1.50%, 1/15/2031	942,000	753,609
2.63%, 9/15/2029	1,009,000	899,191
3.00%, 6/15/2027 (a)	934,000	896,472
CenterPoint Energy Resources Corp.:
1.75%, 10/1/2030	504,000	409,248
4.00%, 4/1/2028 (a)	497,000	485,748
4.40%, 7/1/2032 (a)	689,000	679,147
Eastern Energy Gas Holdings LLC:
3.55%, 11/1/2023	176,000	175,539
3.60%, 12/15/2024	654,000	646,597
Series A, 2.50%, 11/15/2024	1,025,000	990,509
Series B, 3.00%, 11/15/2029	373,000	325,935
National Fuel Gas Co.:
2.95%, 3/1/2031	891,000	724,864
3.95%, 9/15/2027	906,000	844,138
4.75%, 9/1/2028	815,000	794,161
5.20%, 7/15/2025	792,000	801,163
5.50%, 1/15/2026	1,123,000	1,126,863
NiSource, Inc.:
0.95%, 8/15/2025	2,098,000	1,882,619
1.70%, 2/15/2031 (a)	777,000	606,091
2.95%, 9/1/2029	745,000	660,837

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.49%, 5/15/2027	$ 1,160,000	$ 1,110,549
3.60%, 5/1/2030	1,275,000	1,168,385
ONE Gas, Inc.:
1.10%, 3/11/2024	666,000	633,266
3.61%, 2/1/2024	858,000	856,018
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	750,000	633,540
3.50%, 6/1/2029	1,006,000	934,272
Southern California Gas Co.:
2.95%, 4/15/2027	445,000	422,274
3.15%, 9/15/2024	702,000	697,507
3.20%, 6/15/2025	521,000	511,002
Series TT, 2.60%, 6/15/2026	847,000	802,736
Series XX, 2.55%, 2/1/2030	976,000	862,784
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	685,000	675,389
3.25%, 6/15/2026	1,731,000	1,659,856
Series 20-A, 1.75%, 1/15/2031	783,000	617,552
Southwest Gas Corp.:
2.20%, 6/15/2030	675,000	544,874
3.70%, 4/1/2028	575,000	539,793
4.05%, 3/15/2032	785,000	713,785
		27,086,313
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc.:
2.80%, 3/1/2031	899,000	726,491
4.63%, 6/15/2028	1,094,000	1,065,611
Snap-on, Inc. 3.25%, 3/1/2027 (a)	880,000	858,810
Stanley Black & Decker, Inc.:
2.30%, 2/24/2025	991,000	960,001
2.30%, 3/15/2030	1,068,000	916,323
3.00%, 5/15/2032 (a)	1,751,000	1,546,028
4.25%, 11/15/2028 (a)	994,000	990,322
5 Year CMT + 2.66%, 4.00%, 3/15/2060 (b)	252,000	219,547
		7,283,133
HEALTH CARE PRODUCTS — 0.8%
Abbott Laboratories:
1.15%, 1/30/2028	1,083,000	943,564
1.40%, 6/30/2030 (a)	1,139,000	950,518
2.95%, 3/15/2025	1,131,000	1,116,557
3.40%, 11/30/2023	1,045,000	1,049,222
3.75%, 11/30/2026 (a)	1,738,000	1,751,209
3.88%, 9/15/2025	693,000	700,505
Baxter International, Inc.:
0.87%, 12/1/2023	635,000	609,441
1.32%, 11/29/2024	1,263,000	1,185,919
1.73%, 4/1/2031	1,425,000	1,122,002
Security Description	Principal Amount	Value
1.92%, 2/1/2027	$ 1,313,000	$ 1,175,883
2.27%, 12/1/2028 (a)	1,859,000	1,627,554
2.54%, 2/1/2032 (a)	1,289,000	1,087,233
2.60%, 8/15/2026 (a)	988,000	925,539
3.95%, 4/1/2030	990,000	948,707
Boston Scientific Corp.:
1.90%, 6/1/2025	790,000	745,610
2.65%, 6/1/2030	1,423,000	1,242,606
3.45%, 3/1/2024	769,000	767,416
Dentsply Sirona, Inc. 3.25%, 6/1/2030	1,102,000	930,705
DH Europe Finance II Sarl:
2.20%, 11/15/2024	1,046,000	1,003,899
2.60%, 11/15/2029 (a)	1,326,000	1,187,579
Edwards Lifesciences Corp. 4.30%, 6/15/2028	1,133,000	1,105,729
PerkinElmer, Inc.:
0.55%, 9/15/2023	697,000	670,995
0.85%, 9/15/2024	918,000	851,647
1.90%, 9/15/2028	1,013,000	843,910
2.25%, 9/15/2031	707,000	559,046
2.55%, 3/15/2031	824,000	671,074
3.30%, 9/15/2029	1,517,000	1,333,580
Smith & Nephew PLC 2.03%, 10/14/2030	957,000	758,614
STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031 (a)	1,124,000	948,836
Stryker Corp.:
0.60%, 12/1/2023	1,671,000	1,602,372
1.15%, 6/15/2025	607,000	560,613
1.95%, 6/15/2030	1,550,000	1,289,197
3.38%, 5/15/2024	1,184,000	1,177,452
3.38%, 11/1/2025	965,000	944,899
3.50%, 3/15/2026	1,077,000	1,056,311
3.65%, 3/7/2028	501,000	485,123
Thermo Fisher Scientific, Inc.:
0.80%, 10/18/2023	1,356,000	1,315,578
1.22%, 10/18/2024	2,751,000	2,609,434
1.75%, 10/15/2028 (a)	1,406,000	1,230,208
2.00%, 10/15/2031	1,291,000	1,083,252
2.60%, 10/1/2029 (a)	2,138,000	1,939,529
Zimmer Biomet Holdings, Inc.:
1.45%, 11/22/2024	1,584,000	1,494,171
2.60%, 11/24/2031	1,383,000	1,128,293
3.05%, 1/15/2026	959,000	920,851
3.55%, 4/1/2025	487,000	480,357
		48,132,739
HEALTH CARE SERVICES — 2.1%
Adventist Health System 2.95%, 3/1/2029 (a)	712,000	652,918
Advocate Health & Hospitals Corp.:
3.83%, 8/15/2028	1,526,000	1,502,210

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series 2020, 2.21%, 6/15/2030	$ 709,000	$ 611,314
Aetna, Inc. 3.50%, 11/15/2024	1,693,000	1,674,665
Anthem, Inc. 2.88%, 9/15/2029	1,284,000	1,157,218
Ascension Health Series B, 2.53%, 11/15/2029 (a)	1,170,000	1,053,187
Banner Health:
1.90%, 1/1/2031	75,000	62,096
2.34%, 1/1/2030 (a)	1,184,000	1,044,809
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030	643,000	526,939
Bon Secours Mercy Health, Inc.:
3.46%, 6/1/2030	637,000	593,977
Series 20-2, 2.10%, 6/1/2031	689,000	568,404
Cedars-Sinai Health System Series 2021, 2.29%, 8/15/2031	725,000	617,200
CHRISTUS Health Series C, 4.34%, 7/1/2028	779,000	781,368
CommonSpirit Health:
1.55%, 10/1/2025	946,000	867,302
2.76%, 10/1/2024	1,010,000	983,023
2.78%, 10/1/2030	968,000	826,682
3.35%, 10/1/2029	922,000	849,475
Elevance Health, Inc.:
1.50%, 3/15/2026	1,092,000	998,743
2.25%, 5/15/2030 (a)	1,163,000	993,376
2.38%, 1/15/2025	2,139,000	2,062,060
2.55%, 3/15/2031	1,024,000	884,941
3.35%, 12/1/2024	730,000	720,890
3.50%, 8/15/2024	1,124,000	1,119,493
3.65%, 12/1/2027	1,701,000	1,654,716
4.10%, 3/1/2028	1,117,000	1,105,149
4.10%, 5/15/2032	1,047,000	1,019,391
HCA, Inc.:
2.38%, 7/15/2031	896,000	691,461
3.13%, 3/15/2027 (d)	1,632,000	1,491,664
3.38%, 3/15/2029 (d)	1,841,000	1,618,165
3.50%, 9/1/2030	4,934,000	4,207,419
3.63%, 3/15/2032 (d)	2,709,000	2,286,450
4.13%, 6/15/2029	2,248,000	2,052,739
4.50%, 2/15/2027	1,543,000	1,484,752
5.00%, 3/15/2024	2,535,000	2,543,746
5.25%, 4/15/2025	1,841,000	1,845,695
5.25%, 6/15/2026	1,835,000	1,822,118
5.38%, 2/1/2025	3,355,000	3,348,558
5.38%, 9/1/2026	400,000	396,660
5.63%, 9/1/2028	4,634,000	4,561,478
5.88%, 2/15/2026	3,894,000	3,919,817
5.88%, 2/1/2029	1,721,000	1,722,876
Security Description	Principal Amount	Value
Humana, Inc.:
1.35%, 2/3/2027	$ 832,000	$ 728,508
2.15%, 2/3/2032	2,605,000	2,109,112
3.13%, 8/15/2029	1,075,000	971,682
3.70%, 3/23/2029	827,000	782,813
3.85%, 10/1/2024	1,040,000	1,041,591
3.95%, 3/15/2027	819,000	804,627
4.50%, 4/1/2025	876,000	885,986
4.88%, 4/1/2030	640,000	646,125
Kaiser Foundation Hospitals 3.15%, 5/1/2027	1,481,000	1,438,940
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	382,000	341,695
2.30%, 12/1/2024	755,000	722,459
2.70%, 6/1/2031	859,000	721,620
2.95%, 12/1/2029	1,118,000	982,141
3.25%, 9/1/2024	1,396,000	1,375,311
3.60%, 2/1/2025	1,001,000	986,806
3.60%, 9/1/2027	797,000	768,970
4.00%, 11/1/2023	965,000	968,020
Mercy Health Series 2018, 4.30%, 7/1/2028	606,000	609,254
Ochsner LSU Health System of North Louisiana Series 2021, 2.51%, 5/15/2031	766,000	617,319
OhioHealth Corp. 2.30%, 11/15/2031	515,000	441,144
PeaceHealth Obligated Group Series 2020, 1.38%, 11/15/2025	1,070,000	984,400
Piedmont Healthcare, Inc. Series 2032, 2.04%, 1/1/2032	604,000	495,177
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	1,092,000	966,475
Series H, 2.75%, 10/1/2026	378,000	360,846
Quest Diagnostics, Inc.:
2.80%, 6/30/2031 (a)	5,000	4,292
2.95%, 6/30/2030	1,080,000	951,491
3.45%, 6/1/2026	812,000	791,140
3.50%, 3/30/2025	877,000	862,424
4.20%, 6/30/2029	1,070,000	1,038,767
4.25%, 4/1/2024	891,000	895,330
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	463,000	445,031
SSM Health Care Corp. Series A, 3.82%, 6/1/2027	968,000	963,702
Stanford Health Care Series 2020, 3.31%, 8/15/2030	575,000	530,432

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Sutter Health:
Series 2018, 3.70%, 8/15/2028	$ 1,122,000	$ 1,093,187
Series 20A, 1.32%, 8/15/2025	924,000	851,337
Series 20A, 2.29%, 8/15/2030	1,040,000	889,782
Toledo Hospital Series B, 5.33%, 11/15/2028	1,004,000	943,850
UnitedHealth Group, Inc.:
0.55%, 5/15/2024	973,000	926,821
1.15%, 5/15/2026	805,000	732,494
1.25%, 1/15/2026 (a)	1,121,000	1,034,638
2.00%, 5/15/2030	1,631,000	1,398,028
2.30%, 5/15/2031	1,930,000	1,671,129
2.38%, 8/15/2024	940,000	921,811
2.88%, 3/15/2023 (a)	611,500	610,992
2.88%, 8/15/2029	1,126,000	1,040,886
2.95%, 10/15/2027 (a)	958,000	918,272
3.10%, 3/15/2026	1,734,000	1,698,210
3.38%, 4/15/2027	658,000	645,834
3.45%, 1/15/2027	1,114,000	1,098,605
3.50%, 2/15/2024	1,040,000	1,044,368
3.70%, 12/15/2025	1,293,000	1,291,125
3.70%, 5/15/2027 (a)	350,000	348,632
3.75%, 7/15/2025	3,677,000	3,680,824
3.85%, 6/15/2028	596,000	593,145
3.88%, 12/15/2028	795,000	790,699
4.00%, 5/15/2029	2,078,000	2,061,521
4.20%, 5/15/2032 (a)	4,752,000	4,753,140
Universal Health Services, Inc.:
1.65%, 9/1/2026 (d)	1,073,000	929,604
2.65%, 10/15/2030 (d)	1,740,000	1,386,658
2.65%, 1/15/2032 (d)	708,000	548,141
UPMC Series D-1, 3.60%, 4/3/2025	663,000	658,757
		120,721,264
HOME BUILDERS — 0.3%
D.R.Horton, Inc. 1.40%, 10/15/2027	1,126,000	941,009
DR Horton, Inc.:
1.30%, 10/15/2026	1,445,000	1,247,411
2.50%, 10/15/2024	833,000	795,640
2.60%, 10/15/2025	2,154,000	2,026,289
5.75%, 8/15/2023	658,000	670,259
Lennar Corp.:
4.50%, 4/30/2024	1,092,000	1,089,849
4.75%, 5/30/2025	703,000	705,207
4.75%, 11/29/2027	22,000	21,427
4.88%, 12/15/2023	825,000	832,557
5.00%, 6/15/2027	647,000	640,194
5.25%, 6/1/2026	655,000	660,548
Security Description	Principal Amount	Value
5.88%, 11/15/2024	$ 1,097,000	$ 1,125,621
MDC Holdings, Inc.:
2.50%, 1/15/2031	950,000	704,112
3.85%, 1/15/2030	1,124,000	933,741
NVR, Inc. 3.00%, 5/15/2030	633,000	543,329
PulteGroup, Inc. 5.50%, 3/1/2026	1,018,000	1,035,723
Toll Brothers Finance Corp.:
3.80%, 11/1/2029 (a)	920,000	784,962
4.35%, 2/15/2028	50,000	45,312
4.88%, 11/15/2025	1,108,000	1,084,599
4.88%, 3/15/2027	1,034,000	982,600
		16,870,389
HOME FURNISHINGS — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	1,099,000	1,098,077
Leggett & Platt, Inc.:
3.50%, 11/15/2027	811,000	765,762
3.80%, 11/15/2024	357,000	353,659
4.40%, 3/15/2029	942,000	914,239
Whirlpool Corp.:
2.40%, 5/15/2031 (a)	956,000	795,975
3.70%, 5/1/2025	466,000	464,528
4.00%, 3/1/2024	649,000	652,628
4.70%, 5/14/2032 (a)	764,000	756,925
4.75%, 2/26/2029	580,000	578,834
		6,380,627
HOUSEHOLD PRODUCTS & WARES — 0.3%
Avery Dennison Corp.:
0.85%, 8/15/2024	1,122,000	1,057,990
2.25%, 2/15/2032	720,000	566,136
2.65%, 4/30/2030	938,000	783,633
4.88%, 12/6/2028	840,000	841,479
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	920,000	776,204
3.15%, 8/1/2027	758,000	725,815
Clorox Co.:
1.80%, 5/15/2030	1,149,000	939,446
3.10%, 10/1/2027	1,670,000	1,594,616
3.90%, 5/15/2028	886,000	868,714
4.40%, 5/1/2029	1,611,000	1,607,037
4.60%, 5/1/2032 (a)	939,000	942,690
Kimberly-Clark Corp.:
2.00%, 11/2/2031	877,000	737,276
2.75%, 2/15/2026	872,000	846,921
3.05%, 8/15/2025	646,000	636,019
3.10%, 3/26/2030	1,092,000	1,024,930
3.20%, 4/25/2029	1,474,000	1,405,872
		15,354,778
INSURANCE — 2.6%
ACE Capital Trust II 9.70%, 4/1/2030	885,000	1,131,074

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Aegon NV 6 Month USD LIBOR + 3.54%, 5.50%, 4/11/2048 (b)	$ 261,000	$ 250,803
Aflac, Inc.:
1.13%, 3/15/2026	109,000	98,452
2.88%, 10/15/2026	1,464,000	1,408,837
3.25%, 3/17/2025	1,051,000	1,036,170
3.60%, 4/1/2030 (a)	1,229,000	1,162,917
3.63%, 11/15/2024 (a)	670,000	671,796
Alleghany Corp. 3.63%, 5/15/2030	830,000	776,706
Allied World Assurance Co. Holdings, Ltd. 4.35%, 10/29/2025	167,000	163,623
Allstate Corp.:
0.75%, 12/15/2025	1,008,000	906,484
3.28%, 12/15/2026	1,381,000	1,357,523
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (b)	350,000	310,793
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	1,069,000	1,052,078
American Financial Group, Inc. 5.25%, 4/2/2030	789,000	787,959
American International Group, Inc.:
2.50%, 6/30/2025	2,507,000	2,392,280
3.40%, 6/30/2030 (a)	971,000	890,941
3.75%, 7/10/2025	1,440,000	1,421,798
3.90%, 4/1/2026	2,166,000	2,120,059
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (b)	3,000	2,693
Aon Corp.:
2.80%, 5/15/2030	739,000	646,758
3.75%, 5/2/2029	2,088,000	1,971,991
4.50%, 12/15/2028	997,000	981,198
8.21%, 1/1/2027	716,000	762,862
Aon Corp./Aon Global Holdings PLC:
2.05%, 8/23/2031 (a)	959,000	773,836
2.60%, 12/2/2031	672,000	566,415
2.85%, 5/28/2027 (a)	680,000	637,527
Aon Global, Ltd.:
3.50%, 6/14/2024	914,000	908,032
3.88%, 12/15/2025	68,000	67,259
4.00%, 11/27/2023	972,000	976,005
Arch Capital Finance LLC 4.01%, 12/15/2026	825,000	810,827
Arthur J Gallagher & Co. 2.40%, 11/9/2031	50,000	40,914
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	566,000	571,122
Security Description	Principal Amount	Value
Assurant, Inc.:
2.65%, 1/15/2032	$ 762,000	$ 594,756
3.70%, 2/22/2030	1,515,000	1,343,547
4.90%, 3/27/2028 (a)	1,238,000	1,227,316
Assured Guaranty US Holdings, Inc.:
3.15%, 6/15/2031	656,000	569,113
5.00%, 7/1/2024 (a)	590,000	600,815
Athene Holding, Ltd.:
3.50%, 1/15/2031	1,131,000	957,154
4.13%, 1/12/2028	1,696,000	1,581,198
6.15%, 4/3/2030	777,000	775,827
AXA Equitable Holdings, Inc. 7.00%, 4/1/2028	720,000	794,218
AXA SA 8.60%, 12/15/2030	1,117,000	1,322,897
AXIS Specialty Finance LLC:
3.90%, 7/15/2029	843,000	788,618
5 Year CMT + 3.19%, 4.90%, 1/15/2040 (b)	370,000	316,135
AXIS Specialty Finance PLC 4.00%, 12/6/2027	221,000	213,818
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030 (a)	554,000	450,009
1.85%, 3/12/2030	2,003,000	1,713,046
2.30%, 3/15/2027 (a)	1,033,000	976,257
2.88%, 3/15/2032	1,095,000	981,963
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	2,842,000	2,791,128
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (a)	571,000	535,215
5.63%, 5/15/2030	1,729,000	1,680,536
Brown & Brown, Inc.:
2.38%, 3/15/2031	1,023,000	810,410
4.20%, 9/15/2024	989,000	988,417
4.20%, 3/17/2032	1,385,000	1,260,890
4.50%, 3/15/2029 (a)	759,000	744,503
Chubb INA Holdings, Inc.:
3.15%, 3/15/2025	1,377,000	1,351,594
3.35%, 5/15/2024 (a)	1,383,000	1,379,307
3.35%, 5/3/2026	1,945,000	1,901,821
Cincinnati Financial Corp. 6.92%, 5/15/2028	526,000	594,485
CNA Financial Corp.:
2.05%, 8/15/2030	992,000	798,381
3.45%, 8/15/2027	1,448,000	1,369,576
3.90%, 5/1/2029	422,000	396,735
3.95%, 5/15/2024	872,000	871,294
4.50%, 3/1/2026	1,066,000	1,067,983
CNO Financial Group, Inc.:
5.25%, 5/30/2025	637,000	646,396
5.25%, 5/30/2029	949,000	916,924
Corebridge Financial, Inc.:
3.50%, 4/4/2025 (d)	1,374,000	1,336,902
3.65%, 4/5/2027 (d)	1,231,000	1,158,987

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.85%, 4/5/2029 (d)	$ 1,231,000	$ 1,135,881
3.90%, 4/5/2032 (a) (d)	2,455,000	2,202,970
Enstar Group, Ltd.:
3.10%, 9/1/2031	994,000	787,984
4.95%, 6/1/2029	844,000	807,185
Equitable Holdings, Inc. 4.35%, 4/20/2028	1,119,000	1,080,988
Fairfax Financial Holdings, Ltd.:
3.38%, 3/3/2031	1,152,000	996,733
4.63%, 4/29/2030	502,000	482,041
4.85%, 4/17/2028	1,157,000	1,149,827
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	499,000	393,995
3.40%, 6/15/2030	1,079,000	945,592
4.50%, 8/15/2028	926,000	890,960
First American Financial Corp.:
2.40%, 8/15/2031	1,051,000	804,667
4.00%, 5/15/2030	1,624,000	1,455,591
4.60%, 11/15/2024	372,000	370,739
Globe Life, Inc.:
2.15%, 8/15/2030	791,000	647,615
4.55%, 9/15/2028	710,000	699,009
4.80%, 6/15/2032	439,000	432,441
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	1,275,000	1,065,671
4.50%, 4/15/2026	766,000	761,611
Hartford Financial Services Group, Inc. 2.80%, 8/19/2029	1,523,000	1,358,409
Jackson Financial, Inc.:
1.13%, 11/22/2023 (d)	682,000	655,784
3.13%, 11/23/2031 (a) (d)	1,073,000	855,406
5.17%, 6/8/2027	654,000	647,892
5.67%, 6/8/2032	889,000	858,783
Kemper Corp.:
2.40%, 9/30/2030	1,131,000	919,299
3.80%, 2/23/2032	1,440,000	1,272,269
4.35%, 2/15/2025	480,000	477,355
Lincoln National Corp.:
3.05%, 1/15/2030	1,006,000	877,876
3.35%, 3/9/2025	708,000	694,711
3.40%, 1/15/2031 (a)	706,000	628,672
3.40%, 3/1/2032	610,000	530,883
3.80%, 3/1/2028	764,000	730,965
Loews Corp.:
3.20%, 5/15/2030	770,000	700,354
3.75%, 4/1/2026	855,000	847,878
Manulife Financial Corp.:
2.48%, 5/19/2027 (a)	1,478,000	1,350,582
3.70%, 3/16/2032	1,020,000	937,737
4.15%, 3/4/2026	1,157,000	1,147,663
Security Description	Principal Amount	Value
5 Year US ISDA + 1.65%, 4.06%, 2/24/2032 (b)	$ 1,464,000	$ 1,353,483
Markel Corp.:
3.35%, 9/17/2029	920,000	843,566
3.50%, 11/1/2027	436,000	418,377
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030 (a)	1,215,000	1,025,727
2.38%, 12/15/2031 (a)	834,000	703,070
3.50%, 6/3/2024 (a)	911,000	908,549
3.50%, 3/10/2025	1,085,000	1,072,154
3.75%, 3/14/2026	1,120,000	1,109,181
3.88%, 3/15/2024	1,120,000	1,122,117
Mercury General Corp. 4.40%, 3/15/2027	940,000	920,213
MetLife, Inc.:
3.00%, 3/1/2025	929,000	912,492
3.60%, 4/10/2024	783,000	785,091
3.60%, 11/13/2025	1,025,000	1,018,112
4.55%, 3/23/2030	1,710,000	1,724,090
Series D, 4.37%, 9/15/2023	928,000	938,950
Munich Re America Corp. Series B, 7.45%, 12/15/2026	15,000	16,890
Old Republic International Corp.:
3.88%, 8/26/2026	890,000	864,421
4.88%, 10/1/2024	1,013,000	1,028,185
PartnerRe Finance B LLC 3.70%, 7/2/2029	1,096,000	1,043,304
Primerica, Inc. 2.80%, 11/19/2031	989,000	831,897
Principal Financial Group, Inc.:
2.13%, 6/15/2030	897,000	739,684
3.10%, 11/15/2026	1,066,000	1,011,549
3.40%, 5/15/2025	1,103,000	1,078,712
3.70%, 5/15/2029	1,011,000	948,803
Progressive Corp.:
2.45%, 1/15/2027	1,063,000	1,001,973
2.50%, 3/15/2027	672,000	634,106
3.00%, 3/15/2032 (a)	500,000	450,695
4.00%, 3/1/2029	809,000	800,732
6.63%, 3/1/2029	59,000	66,735
Prudential Financial, Inc.:
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (a) (b)	513,000	460,084
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (b)	933,000	908,835
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (b)	1,108,000	1,058,905
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (b)	424,000	401,401

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
5 Year CMT + 3.16%, 5.13%, 3/1/2052 (b)	$ 1,370,000	$ 1,264,455
5 Year CMT + 3.04%, 3.70%, 10/1/2050 (b)	2,471,000	2,044,011
Series MTN, 1.50%, 3/10/2026 (a)	752,000	690,344
Series MTN, 2.10%, 3/10/2030 (a)	1,122,000	955,405
Prudential PLC:
3.13%, 4/14/2030	1,126,000	1,032,384
3.63%, 3/24/2032	895,000	829,101
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	746,000	659,173
3.90%, 5/15/2029	1,057,000	989,394
3.95%, 9/15/2026	815,000	801,275
Series MTN, 4.70%, 9/15/2023	522,000	526,494
RenaissanceRe Finance, Inc.:
3.45%, 7/1/2027	405,000	385,625
3.70%, 4/1/2025	199,000	197,360
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	1,493,000	1,396,209
Stewart Information Services Corp. 3.60%, 11/15/2031	1,218,000	1,010,027
Swiss Re America Holding Corp. 7.00%, 2/15/2026	716,000	785,989
Trinity Acquisition PLC 4.40%, 3/15/2026	938,000	926,153
Unum Group:
4.00%, 3/15/2024	534,000	532,574
4.00%, 6/15/2029	579,000	545,435
Voya Financial, Inc. 3.65%, 6/15/2026	214,000	207,912
Willis North America, Inc.:
2.95%, 9/15/2029	511,000	437,610
3.60%, 5/15/2024	1,035,000	1,019,899
4.50%, 9/15/2028	420,000	403,582
4.65%, 6/15/2027	964,000	949,048
		144,861,463
INTERNET — 1.7%
Alibaba Group Holding, Ltd.:
2.13%, 2/9/2031 (a)	2,489,000	2,059,399
3.40%, 12/6/2027 (a)	4,423,000	4,227,105
3.60%, 11/28/2024	2,472,000	2,457,242
Alphabet, Inc.:
0.45%, 8/15/2025	1,141,000	1,049,560
0.80%, 8/15/2027 (a)	1,487,000	1,291,787
1.10%, 8/15/2030 (a)	2,857,000	2,343,769
2.00%, 8/15/2026	2,309,000	2,187,039
3.38%, 2/25/2024 (a)	597,000	600,194
Amazon.com, Inc.:
0.45%, 5/12/2024	2,746,000	2,614,000
0.80%, 6/3/2025	1,244,000	1,157,803
Security Description	Principal Amount	Value
1.00%, 5/12/2026	$ 3,613,000	$ 3,286,565
1.20%, 6/3/2027 (a)	1,717,000	1,529,040
1.50%, 6/3/2030 (a)	2,438,000	2,028,587
1.65%, 5/12/2028 (a)	7,931,000	7,038,287
2.10%, 5/12/2031	3,365,000	2,882,122
2.73%, 4/13/2024	1,566,000	1,556,964
2.80%, 8/22/2024	1,415,000	1,402,463
3.00%, 4/13/2025	1,687,000	1,676,051
3.15%, 8/22/2027	4,285,000	4,173,976
3.30%, 4/13/2027	2,412,000	2,367,330
3.45%, 4/13/2029 (a)	1,382,000	1,345,170
3.60%, 4/13/2032 (a)	5,283,000	5,091,650
3.80%, 12/5/2024	1,308,000	1,322,650
5.20%, 12/3/2025	963,000	1,010,803
Baidu, Inc.:
1.63%, 2/23/2027	1,065,000	942,504
1.72%, 4/9/2026	827,000	755,498
2.38%, 10/9/2030	670,000	564,830
2.38%, 8/23/2031 (a)	836,000	697,115
3.08%, 4/7/2025 (a)	809,000	786,032
3.43%, 4/7/2030	1,004,000	920,949
3.63%, 7/6/2027	1,278,000	1,231,711
3.88%, 9/29/2023	1,104,000	1,107,643
4.13%, 6/30/2025	751,000	749,836
4.38%, 5/14/2024 (a)	918,000	924,756
4.38%, 3/29/2028 (a)	1,409,000	1,390,204
4.88%, 11/14/2028	1,698,000	1,718,359
Booking Holdings, Inc.:
3.55%, 3/15/2028 (a)	817,000	786,885
3.60%, 6/1/2026	771,000	759,219
3.65%, 3/15/2025 (a)	1,003,000	1,004,825
4.63%, 4/13/2030	1,951,000	1,941,733
eBay, Inc.:
1.40%, 5/10/2026 (a)	1,104,000	993,523
1.90%, 3/11/2025	1,141,000	1,073,168
2.60%, 5/10/2031	998,000	829,039
2.70%, 3/11/2030 (a)	1,537,000	1,311,783
3.45%, 8/1/2024	733,000	725,604
3.60%, 6/5/2027	1,683,000	1,618,104
Expedia Group, Inc.:
2.95%, 3/15/2031	645,000	514,149
3.25%, 2/15/2030	1,228,000	1,019,817
3.80%, 2/15/2028	1,318,000	1,202,121
4.63%, 8/1/2027	1,035,000	994,542
5.00%, 2/15/2026	2,125,000	2,126,891
JD.com, Inc.:
3.38%, 1/14/2030 (a)	1,270,000	1,161,021
3.88%, 4/29/2026 (a)	753,000	737,925
TD Ameritrade Holding Corp. 3.63%, 4/1/2025	264,000	260,312
Tencent Music Entertainment Group:
1.38%, 9/3/2025 (a)	1,142,000	1,039,380
2.00%, 9/3/2030	1,114,000	872,496

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
VeriSign, Inc.:
2.70%, 6/15/2031	$ 1,229,000	$ 989,849
4.75%, 7/15/2027	704,000	689,160
5.25%, 4/1/2025	717,000	720,922
Weibo Corp.:
3.38%, 7/8/2030	1,416,000	1,165,495
3.50%, 7/5/2024	1,264,000	1,230,529
		94,257,485
INVESTMENT COMPANY SECURITY — 1.1%
Ares Capital Corp.:
2.15%, 7/15/2026	2,332,000	1,960,209
2.88%, 6/15/2027	1,040,000	868,785
2.88%, 6/15/2028	1,235,000	982,455
3.20%, 11/15/2031	874,000	634,437
3.25%, 7/15/2025	1,153,000	1,066,467
3.88%, 1/15/2026	2,556,000	2,357,706
4.20%, 6/10/2024	1,052,000	1,032,075
4.25%, 3/1/2025	3,265,000	3,119,120
Bain Capital Specialty Finance, Inc.:
2.55%, 10/13/2026	1,476,000	1,266,379
2.95%, 3/10/2026	1,253,000	1,119,844
Barings BDC, Inc. 3.30%, 11/23/2026 (d)	1,596,000	1,368,825
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	1,017,000	917,995
Blackstone Private Credit Fund:
1.75%, 9/15/2024 (d)	768,000	708,856
2.35%, 11/22/2024 (d)	1,681,000	1,540,468
2.63%, 12/15/2026 (d)	1,614,000	1,346,124
2.70%, 1/15/2025 (d)	776,000	708,123
3.25%, 3/15/2027 (d)	2,391,000	2,029,409
4.00%, 1/15/2029 (d)	3,215,000	2,633,824
4.70%, 3/24/2025 (d)	1,085,000	1,045,300
Blackstone Secured Lending Fund:
2.13%, 2/15/2027	810,000	677,362
2.75%, 9/16/2026	1,098,000	960,476
2.85%, 9/30/2028	1,283,000	1,034,651
3.63%, 1/15/2026	781,000	715,576
3.65%, 7/14/2023	680,000	675,342
FS KKR Capital Corp.:
1.65%, 10/12/2024	1,500,000	1,340,100
2.63%, 1/15/2027	654,000	549,720
3.13%, 10/12/2028	1,047,000	833,192
3.25%, 7/15/2027	817,000	695,071
3.40%, 1/15/2026	1,275,000	1,132,825
4.13%, 2/1/2025	1,566,000	1,485,852
4.63%, 7/15/2024	805,000	790,446
Goldman Sachs BDC, Inc.:
2.88%, 1/15/2026 (a)	1,029,000	928,642
3.75%, 2/10/2025	1,080,000	1,046,196
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	1,596,000	1,298,681
Security Description	Principal Amount	Value
2.50%, 8/24/2026	$ 1,168,000	$ 978,422
3.38%, 4/15/2024	670,000	646,610
Main Street Capital Corp.:
3.00%, 7/14/2026	1,091,000	954,145
5.20%, 5/1/2024	1,089,000	1,083,642
Morgan Stanley Direct Lending Fund 4.50%, 2/11/2027 (d)	1,749,000	1,587,148
Oaktree Specialty Lending Corp.:
2.70%, 1/15/2027	802,000	693,433
3.50%, 2/25/2025	727,000	688,694
Owl Rock Capital Corp.:
2.63%, 1/15/2027 (a)	972,000	808,646
2.88%, 6/11/2028	1,287,000	1,012,920
3.40%, 7/15/2026	1,123,000	987,454
3.75%, 7/22/2025	645,000	597,470
4.00%, 3/30/2025	1,105,000	1,041,882
4.25%, 1/15/2026	1,391,000	1,280,777
5.25%, 4/15/2024	923,000	919,326
Owl Rock Capital Corp. III 3.13%, 4/13/2027 (d)	713,000	611,205
OWL Rock Core Income Corp.:
3.13%, 9/23/2026 (d)	1,250,000	1,078,238
4.70%, 2/8/2027 (d)	567,000	518,782
5.50%, 3/21/2025 (d)	1,021,000	979,731
Owl Rock Technology Finance Corp. 2.50%, 1/15/2027	756,000	642,849
Prospect Capital Corp.:
3.36%, 11/15/2026	2,080,000	1,765,296
3.44%, 10/15/2028	1,839,000	1,409,502
3.71%, 1/22/2026	1,100,000	978,791
Sixth Street Specialty Lending, Inc.:
2.50%, 8/1/2026 (a)	974,000	849,659
3.88%, 11/1/2024	1,020,000	982,933
		63,968,088
IRON/STEEL — 0.3%
ArcelorMittal SA:
4.25%, 7/16/2029 (a)	1,002,000	950,237
4.55%, 3/11/2026	750,000	739,305
Nucor Corp.:
2.00%, 6/1/2025	982,000	924,160
2.70%, 6/1/2030 (a)	586,000	507,904
3.13%, 4/1/2032	885,000	771,446
3.95%, 5/23/2025	439,000	437,564
4.30%, 5/23/2027	1,603,000	1,596,780
Reliance Steel & Aluminum Co.:
1.30%, 8/15/2025	630,000	572,935
2.15%, 8/15/2030	1,101,000	891,656
Steel Dynamics, Inc.:
1.65%, 10/15/2027	1,046,000	897,123

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
2.40%, 6/15/2025	$ 1,114,000	$ 1,054,913
2.80%, 12/15/2024	1,068,000	1,035,597
3.25%, 1/15/2031	570,000	495,678
3.45%, 4/15/2030	1,019,000	907,521
5.00%, 12/15/2026	1,054,000	1,043,207
Vale Overseas, Ltd. 3.75%, 7/8/2030	2,864,000	2,505,656
		15,331,682
LEISURE TIME — 0.0% (e)
Brunswick Corp.:
0.85%, 8/18/2024	656,000	605,396
2.40%, 8/18/2031	1,298,000	961,273
Harley-Davidson, Inc. 3.50%, 7/28/2025	656,000	634,529
		2,201,198
LODGING — 0.3%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	780,000	689,465
3.70%, 1/15/2031	760,000	667,257
Hyatt Hotels Corp.:
1.30%, 10/1/2023	983,000	951,082
1.80%, 10/1/2024	708,000	670,094
3.38%, 7/15/2023	857,000	838,377
4.38%, 9/15/2028	620,000	585,187
4.85%, 3/15/2026	925,000	921,642
5.63%, 4/23/2025	792,000	804,007
6.00%, 4/23/2030 (a)	1,104,000	1,109,211
Marriott International, Inc.:
3.60%, 4/15/2024	1,064,000	1,053,913
3.75%, 3/15/2025	1,047,000	1,033,473
3.75%, 10/1/2025	978,000	957,931
Series AA, 4.65%, 12/1/2028	484,000	473,367
Series EE, 5.75%, 5/1/2025	1,565,000	1,621,168
Series FF, 4.63%, 6/15/2030	1,077,000	1,027,200
Series HH, 2.85%, 4/15/2031	1,396,000	1,158,052
Series R, 3.13%, 6/15/2026	935,000	889,428
Series X, 4.00%, 4/15/2028	862,000	819,555
Series Z, 4.15%, 12/1/2023	1,207,000	1,211,611
		17,482,020
MACHINERY, CONSTRUCTION & MINING — 0.4%
ABB Finance USA, Inc. 3.80%, 4/3/2028	536,000	525,794
Caterpillar Financial Services Corp.:
0.65%, 7/7/2023	1,101,000	1,073,508
0.90%, 3/2/2026	762,000	692,551
Security Description	Principal Amount	Value
0.95%, 1/10/2024	$ 1,155,000	$ 1,117,151
1.70%, 1/8/2027 (a)	1,103,000	1,011,197
2.40%, 8/9/2026 (a)	1,550,000	1,475,771
3.40%, 5/13/2025	1,328,000	1,325,198
Series MTN, 0.45%, 9/14/2023 (a)	1,061,000	1,029,743
Series MTN, 0.45%, 5/17/2024	1,125,000	1,069,043
Series MTN, 0.60%, 9/13/2024 (a)	1,096,000	1,031,522
Series MTN, 1.10%, 9/14/2027	1,242,000	1,090,836
Series MTN, 1.15%, 9/14/2026	1,232,000	1,110,254
Series MTN, 1.45%, 5/15/2025 (a)	695,000	655,990
Series MTN, 2.15%, 11/8/2024 (a)	944,000	916,312
Series MTN, 2.85%, 5/17/2024	734,000	727,489
Series MTN, 3.25%, 12/1/2024	1,111,000	1,109,645
Series MTN, 3.30%, 6/9/2024 (a)	950,000	949,345
Series MTN, 3.65%, 12/7/2023	654,000	658,689
Series MTN, 3.75%, 11/24/2023	242,000	243,960
Caterpillar, Inc.:
1.90%, 3/12/2031 (a)	981,000	837,391
2.60%, 9/19/2029 (a)	824,000	752,864
3.40%, 5/15/2024	992,000	995,303
Oshkosh Corp.:
3.10%, 3/1/2030	311,000	266,082
4.60%, 5/15/2028	518,000	510,634
		21,176,272
MACHINERY-DIVERSIFIED — 1.0%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	1,089,000	962,621
1.95%, 7/2/2023	935,000	913,803
3.95%, 5/23/2025	469,000	463,091
4.20%, 1/15/2024	1,080,000	1,080,130
CNH Industrial NV:
4.50%, 8/15/2023	1,713,000	1,728,605
Series MTN, 3.85%, 11/15/2027	797,000	751,164
Crane Co. 4.45%, 12/15/2023	490,000	493,562
Deere & Co.:
2.75%, 4/15/2025	1,108,000	1,084,355
3.10%, 4/15/2030	1,179,000	1,100,809
5.38%, 10/16/2029	860,000	930,580
7.13%, 3/3/2031	387,000	465,545
Dover Corp.:
2.95%, 11/4/2029	867,000	788,242
3.15%, 11/15/2025	653,000	641,566

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Flowserve Corp.:
2.80%, 1/15/2032	$ 1,084,000	$ 842,279
3.50%, 10/1/2030	1,126,000	953,339
IDEX Corp.:
2.63%, 6/15/2031	682,000	564,710
3.00%, 5/1/2030	1,312,000	1,141,191
John Deere Capital Corp.:
1.05%, 6/17/2026	985,000	891,770
1.45%, 1/15/2031 (a)	777,000	632,027
2.00%, 6/17/2031 (a)	545,000	462,945
2.13%, 3/7/2025	485,000	468,471
2.35%, 3/8/2027	1,051,000	986,269
3.35%, 4/18/2029	1,489,000	1,429,529
3.40%, 6/6/2025	824,000	821,388
3.65%, 10/12/2023	520,000	523,812
3.90%, 6/7/2032	415,000	410,107
Series MTN, 0.40%, 10/10/2023	1,473,000	1,425,496
Series MTN, 0.45%, 1/17/2024	691,000	662,849
Series MTN, 0.45%, 6/7/2024 (a)	509,000	482,756
Series MTN, 0.63%, 9/10/2024	733,000	692,304
Series MTN, 0.70%, 7/5/2023	318,000	310,454
Series MTN, 0.70%, 1/15/2026 (a)	535,000	483,538
Series MTN, 0.90%, 1/10/2024	847,000	819,159
Series MTN, 1.25%, 1/10/2025	882,000	837,274
Series MTN, 1.30%, 10/13/2026	898,000	813,453
Series MTN, 1.50%, 3/6/2028	750,000	661,057
Series MTN, 1.70%, 1/11/2027	1,615,000	1,474,996
Series MTN, 1.75%, 3/9/2027	878,000	801,430
Series MTN, 2.05%, 1/9/2025	762,000	737,890
Series MTN, 2.25%, 9/14/2026	250,000	235,150
Series MTN, 2.45%, 1/9/2030	1,943,000	1,741,414
Series MTN, 2.60%, 3/7/2024	475,000	469,946
Series MTN, 2.65%, 6/10/2026	800,000	769,328
Series MTN, 2.80%, 9/8/2027 (a)	1,619,000	1,544,364
Series MTN, 2.80%, 7/18/2029	1,053,000	969,392
Series MTN, 3.05%, 1/6/2028	7,000	6,719
Security Description	Principal Amount	Value
Series MTN, 3.40%, 9/11/2025	$ 366,000	$ 364,525
Series MTN, 3.45%, 1/10/2024	604,000	605,601
Series MTN, 3.45%, 3/13/2025	677,000	678,300
Series MTN, 3.45%, 3/7/2029	785,000	758,271
nVent Finance Sarl:
2.75%, 11/15/2031	1,200,000	974,784
4.55%, 4/15/2028	969,000	935,666
Otis Worldwide Corp.:
2.06%, 4/5/2025	1,854,000	1,755,515
2.57%, 2/15/2030	1,303,000	1,126,470
Rockwell Automation, Inc.:
0.35%, 8/15/2023	1,018,000	987,531
1.75%, 8/15/2031 (a)	964,000	788,803
2.88%, 3/1/2025	295,000	288,876
3.50%, 3/1/2029	855,000	822,929
Wabtec Corp. 3.45%, 11/15/2026	966,000	887,358
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	919,000	877,553
4.40%, 3/15/2024	1,113,000	1,110,640
4.95%, 9/15/2028	1,568,000	1,507,914
Xylem, Inc.:
1.95%, 1/30/2028	1,239,000	1,094,198
2.25%, 1/30/2031 (a)	1,293,000	1,076,578
		54,112,391
MEDIA — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	3,632,000	2,988,991
2.30%, 2/1/2032	1,260,000	954,677
2.80%, 4/1/2031	1,480,000	1,185,835
3.75%, 2/15/2028	1,624,000	1,495,152
4.20%, 3/15/2028	3,351,000	3,132,280
4.91%, 7/23/2025	2,845,000	2,852,312
5.05%, 3/30/2029	1,798,000	1,733,883
Class USD, 4.50%, 2/1/2024	938,000	943,797
Comcast Corp.:
1.50%, 2/15/2031	1,894,000	1,520,541
1.95%, 1/15/2031	2,009,000	1,670,966
2.35%, 1/15/2027 (a)	1,595,000	1,487,816
2.65%, 2/1/2030	1,405,000	1,254,749
3.15%, 3/1/2026	2,791,000	2,721,086
3.15%, 2/15/2028 (a)	1,255,000	1,196,266
3.30%, 2/1/2027 (a)	1,638,000	1,592,939
3.30%, 4/1/2027 (a)	1,098,000	1,063,237
3.38%, 2/15/2025	1,076,000	1,068,231
3.38%, 8/15/2025	2,168,000	2,142,396

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.40%, 4/1/2030	$ 2,206,000	$ 2,067,441
3.55%, 5/1/2028	1,141,000	1,106,690
3.70%, 4/15/2024	3,204,000	3,213,548
3.95%, 10/15/2025	3,575,000	3,593,197
4.15%, 10/15/2028	4,747,000	4,734,990
4.25%, 10/15/2030	4,955,000	4,883,400
Discovery Communications LLC:
3.45%, 3/15/2025	884,000	853,635
3.63%, 5/15/2030	861,000	765,627
3.80%, 3/13/2024 (a)	379,000	377,116
3.90%, 11/15/2024	1,094,000	1,077,327
3.95%, 6/15/2025	780,000	762,177
3.95%, 3/20/2028	1,580,000	1,477,600
4.13%, 5/15/2029	2,022,000	1,857,450
4.90%, 3/11/2026	608,000	609,015
FactSet Research Systems, Inc.:
2.90%, 3/1/2027	1,719,000	1,610,600
3.45%, 3/1/2032	950,000	831,972
Fox Corp.:
3.05%, 4/7/2025	1,565,000	1,516,986
4.03%, 1/25/2024	1,631,000	1,630,967
4.71%, 1/25/2029	2,289,000	2,247,592
FOX Corp. 3.50%, 4/8/2030 (a)	983,000	892,141
Grupo Televisa SAB:
4.63%, 1/30/2026 (a)	859,000	862,161
6.63%, 3/18/2025	671,000	706,751
Paramount Global:
2.90%, 1/15/2027	1,154,000	1,063,273
3.38%, 2/15/2028 (a)	1,009,000	927,200
3.70%, 6/1/2028	1,185,000	1,104,420
4.00%, 1/15/2026	1,097,000	1,072,164
4.20%, 6/1/2029 (a)	1,685,000	1,586,394
4.20%, 5/19/2032 (a)	1,628,000	1,442,978
4.75%, 5/15/2025 (a)	1,058,000	1,069,014
4.95%, 1/15/2031 (a)	1,665,000	1,585,563
7.88%, 7/30/2030	1,022,000	1,169,209
TCI Communications, Inc.:
7.13%, 2/15/2028	1,274,000	1,438,333
7.88%, 2/15/2026	1,386,000	1,555,854
Thomson Reuters Corp.:
3.35%, 5/15/2026	1,062,000	1,030,979
4.30%, 11/23/2023 (a)	153,000	154,190
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	841,000	817,545
Series GMTN, 3.15%, 9/17/2025	1,041,000	1,024,417
Series MTN, 1.85%, 7/30/2026	1,208,000	1,116,071
Series MTN, 2.95%, 6/15/2027 (a)	480,000	459,043
Walt Disney Co.:
1.75%, 8/30/2024	1,568,000	1,510,658
1.75%, 1/13/2026	1,521,000	1,417,846
Security Description	Principal Amount	Value
2.00%, 9/1/2029	$ 2,219,000	$ 1,905,766
2.20%, 1/13/2028 (a)	1,466,000	1,328,709
2.65%, 1/13/2031	3,410,000	3,001,925
3.35%, 3/24/2025	4,250,000	4,217,743
3.38%, 11/15/2026	910,000	889,152
3.70%, 9/15/2024	1,018,000	1,019,517
3.70%, 10/15/2025 (a)	1,079,000	1,077,964
3.70%, 3/23/2027 (a)	1,430,000	1,414,713
3.80%, 3/22/2030	1,028,000	992,770
4.00%, 10/1/2023	357,000	360,449
		106,437,396
METAL FABRICATE & HARDWARE — 0.0% (e)
Precision Castparts Corp. 3.25%, 6/15/2025 (a)	845,000	841,958
Timken Co.:
3.88%, 9/1/2024	711,000	703,791
4.13%, 4/1/2032	800,000	724,824
4.50%, 12/15/2028	665,000	651,028
		2,921,601
MINING — 0.4%
AngloGold Ashanti Holdings PLC:
3.38%, 11/1/2028	1,080,000	917,914
3.75%, 10/1/2030 (a)	1,463,000	1,214,451
BHP Billiton Finance USA, Ltd.:
3.85%, 9/30/2023 (a)	1,126,000	1,133,938
6.42%, 3/1/2026	1,338,000	1,448,719
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	2,004,000	1,859,952
4.25%, 3/1/2030	261,000	239,337
4.38%, 8/1/2028	1,325,000	1,244,003
4.55%, 11/14/2024	73,000	72,661
4.63%, 8/1/2030	1,533,000	1,421,628
5.25%, 9/1/2029	1,453,000	1,387,877
Kinross Gold Corp.:
4.50%, 7/15/2027	1,106,000	1,077,576
5.95%, 3/15/2024	949,000	971,415
Newmont Corp.:
2.25%, 10/1/2030	1,154,000	959,840
2.80%, 10/1/2029	1,416,000	1,252,084
Rio Tinto Alcan, Inc. 7.25%, 3/15/2031	118,000	140,597
Rio Tinto Finance USA, Ltd. 7.13%, 7/15/2028	1,163,000	1,338,031
Southern Copper Corp. 3.88%, 4/23/2025	1,060,000	1,048,361
Teck Resources, Ltd. 3.90%, 7/15/2030	2,053,000	1,888,185
Yamana Gold, Inc. 2.63%, 8/15/2031	757,000	608,499
		20,225,068

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTURER — 0.7%
3M Co.:
2.00%, 2/14/2025	$ 540,000	$ 519,977
2.38%, 8/26/2029	1,554,000	1,390,970
2.65%, 4/15/2025	1,635,000	1,595,564
2.88%, 10/15/2027 (a)	872,000	837,573
3.05%, 4/15/2030 (a)	883,000	819,300
Series MTN, 2.25%, 9/19/2026	1,623,000	1,533,703
Series MTN, 3.00%, 8/7/2025	4,000	3,935
Series MTN, 3.25%, 2/14/2024	1,186,000	1,186,581
Series MTN, 3.38%, 3/1/2029 (a)	695,000	667,937
Series MTN, 3.63%, 9/14/2028 (a)	1,023,000	1,005,926
Carlisle Cos., Inc.:
0.55%, 9/1/2023	372,000	358,976
2.20%, 3/1/2032	1,022,000	799,940
2.75%, 3/1/2030	1,089,000	914,771
3.50%, 12/1/2024	668,000	659,209
3.75%, 12/1/2027 (a)	981,000	932,607
Eaton Corp. 3.10%, 9/15/2027	223,000	212,983
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025 (a)	813,000	791,659
General Electric Co.:
3.45%, 5/1/2027	500	479
Series A, 6.75%, 3/15/2032	2,942,000	3,291,127
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	362,000	346,159
3.50%, 3/1/2024	970,000	973,065
Parker-Hannifin Corp.:
2.70%, 6/14/2024	1,229,000	1,201,249
3.25%, 3/1/2027 (a)	150,000	143,157
3.25%, 6/14/2029	1,029,000	940,990
3.65%, 6/15/2024	1,708,000	1,696,830
4.25%, 9/15/2027	1,763,000	1,753,779
4.50%, 9/15/2029	1,189,000	1,183,043
Series MTN, 3.30%, 11/21/2024 (a)	851,000	839,103
Pentair Finance Sarl:
4.50%, 7/1/2029	848,000	809,407
5.90%, 7/15/2032	2,150,000	2,151,333
Textron, Inc.:
2.45%, 3/15/2031	1,397,000	1,147,901
3.00%, 6/1/2030 (a)	910,000	793,447
3.38%, 3/1/2028	3,550,000	3,358,016
3.65%, 3/15/2027	913,000	882,469
3.88%, 3/1/2025	1,088,000	1,080,928
3.90%, 9/17/2029	1,391,000	1,308,069
4.00%, 3/15/2026	542,000	535,426
4.30%, 3/1/2024	989,000	993,708
Security Description	Principal Amount	Value
Trane Technologies Global Holding Co., Ltd. 3.75%, 8/21/2028	$ 1,013,000	$ 957,194
Trane Technologies Luxembourg Finance SA:
3.50%, 3/21/2026	646,000	629,120
3.55%, 11/1/2024	1,109,000	1,093,973
3.80%, 3/21/2029	328,000	307,851
		42,649,434
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	1,269,000	1,131,504
3.25%, 2/15/2029	932,000	785,172
3.28%, 12/1/2028	993,000	857,247
3.57%, 12/1/2031	1,963,000	1,624,775
4.13%, 5/1/2025	1,097,000	1,067,074
4.25%, 4/1/2028	1,636,000	1,482,216
		6,947,988
OIL & GAS — 2.9%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030 (a)	1,769,000	1,453,640
2.72%, 1/12/2032	2,183,000	1,880,698
3.02%, 1/16/2027	1,374,000	1,311,071
3.12%, 5/4/2026	1,897,000	1,835,632
3.19%, 4/6/2025	687,000	679,051
3.41%, 2/11/2026	1,431,000	1,404,512
3.54%, 4/6/2027	1,749,000	1,702,809
3.59%, 4/14/2027	522,000	508,846
3.63%, 4/6/2030	1,171,000	1,108,586
3.79%, 2/6/2024	993,000	997,647
3.80%, 9/21/2025	1,551,000	1,555,513
3.94%, 9/21/2028	604,000	590,211
4.23%, 11/6/2028	3,565,000	3,542,113
BP Capital Markets PLC:
3.28%, 9/19/2027	1,543,000	1,478,179
3.72%, 11/28/2028	1,010,000	978,468
Burlington Resources LLC:
7.20%, 8/15/2031	832,000	986,777
7.40%, 12/1/2031	205,000	247,000
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025 (a)	1,712,000	1,603,665
2.95%, 7/15/2030 (a)	984,000	863,844
3.80%, 4/15/2024	1,093,000	1,085,677
3.85%, 6/1/2027 (a)	963,000	924,875
3.90%, 2/1/2025	1,032,000	1,022,268
7.20%, 1/15/2032	739,000	838,425
Cenovus Energy, Inc.:
2.65%, 1/15/2032	669,000	554,093
4.25%, 4/15/2027	1,430,000	1,403,116
4.40%, 4/15/2029	809,000	779,641
5.38%, 7/15/2025	1,037,000	1,068,390

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Chevron Corp.:
1.55%, 5/11/2025	$ 2,631,000	$ 2,494,635
2.00%, 5/11/2027	1,637,000	1,508,905
2.24%, 5/11/2030	1,991,000	1,751,722
2.90%, 3/3/2024 (a)	1,349,000	1,344,211
2.95%, 5/16/2026	2,744,000	2,681,108
3.33%, 11/17/2025 (a)	1,607,000	1,599,479
Chevron USA, Inc.:
0.43%, 8/11/2023 (a)	569,000	553,114
0.69%, 8/12/2025	1,158,000	1,065,545
1.02%, 8/12/2027	1,181,000	1,030,978
3.25%, 10/15/2029	2,141,000	2,027,420
3.85%, 1/15/2028 (a)	943,000	938,059
3.90%, 11/15/2024	806,000	813,770
Cimarex Energy Co. 4.38%, 6/1/2024	150,000	148,713
ConocoPhillips Co.:
2.13%, 3/8/2024	1,106,000	1,084,223
2.40%, 3/7/2025	1,264,000	1,219,482
3.35%, 11/15/2024	600,000	595,962
6.95%, 4/15/2029	1,591,000	1,820,072
Continental Resources, Inc.:
3.80%, 6/1/2024	3,831,000	3,795,104
4.38%, 1/15/2028	1,191,000	1,119,385
Coterra Energy, Inc.:
3.90%, 5/15/2027 (d)	1,656,000	1,592,426
4.38%, 6/1/2024 (d)	1,312,000	1,311,305
4.38%, 3/15/2029 (d)	870,000	852,974
Devon Energy Corp.:
4.50%, 1/15/2030	1,124,000	1,059,629
5.25%, 9/15/2024	2,016,000	2,058,901
5.25%, 10/15/2027	1,015,000	1,020,907
5.85%, 12/15/2025	64,000	66,662
5.88%, 6/15/2028	1,235,000	1,254,180
7.88%, 9/30/2031	97,000	113,601
Diamondback Energy, Inc.:
3.13%, 3/24/2031	1,299,000	1,131,494
3.25%, 12/1/2026	1,256,000	1,225,881
3.50%, 12/1/2029	1,691,000	1,549,345
Eni USA, Inc. 7.30%, 11/15/2027	1,119,000	1,251,311
EOG Resources, Inc.:
3.15%, 4/1/2025	663,000	652,206
4.15%, 1/15/2026	1,018,000	1,026,867
4.38%, 4/15/2030	1,327,000	1,333,383
EQT Corp.:
3.90%, 10/1/2027	1,000,000	934,510
5.00%, 1/15/2029	101,000	97,773
6.63%, 2/1/2025	1,578,000	1,626,744
7.50%, 2/1/2030	1,621,000	1,743,045
Exxon Mobil Corp.:
2.02%, 8/16/2024	2,560,000	2,498,099
2.28%, 8/16/2026	79,000	74,996
2.44%, 8/16/2029 (a)	1,466,000	1,317,934
2.61%, 10/15/2030 (a)	2,907,000	2,612,637
Security Description	Principal Amount	Value
2.71%, 3/6/2025	$ 2,225,000	$ 2,180,077
2.99%, 3/19/2025	4,236,000	4,174,154
3.04%, 3/1/2026	3,791,000	3,721,397
3.18%, 3/15/2024	1,319,000	1,319,145
3.29%, 3/19/2027 (a)	670,000	659,742
3.48%, 3/19/2030	2,002,000	1,918,677
Helmerich & Payne, Inc. 2.90%, 9/29/2031	991,000	848,593
Hess Corp.:
3.50%, 7/15/2024	1,035,000	1,018,626
4.30%, 4/1/2027	763,000	744,123
7.30%, 8/15/2031	1,639,000	1,834,189
7.88%, 10/1/2029	807,000	928,607
HF Sinclair Corp.:
4.50%, 10/1/2030 (d)	737,000	670,235
5.88%, 4/1/2026 (d)	1,561,000	1,576,470
Marathon Oil Corp.:
4.40%, 7/15/2027	1,199,000	1,171,411
6.80%, 3/15/2032	911,000	988,544
Marathon Petroleum Corp.:
3.63%, 9/15/2024	1,131,000	1,120,120
3.80%, 4/1/2028	958,000	906,508
4.70%, 5/1/2025	1,332,000	1,349,356
5.13%, 12/15/2026	1,003,000	1,028,767
Newfield Exploration Co. 5.38%, 1/1/2026	1,544,000	1,563,948
Ovintiv, Inc.:
7.20%, 11/1/2031	1,053,000	1,140,420
7.38%, 11/1/2031	461,000	508,783
8.13%, 9/15/2030	796,000	899,782
Phillips 66:
0.90%, 2/15/2024	911,000	868,884
1.30%, 2/15/2026	964,000	868,371
2.15%, 12/15/2030 (a)	1,056,000	862,129
3.85%, 4/9/2025	1,184,000	1,178,044
3.90%, 3/15/2028 (a)	912,000	886,054
Phillips 66 Co.:
3.15%, 12/15/2029 (d)	1,072,000	960,405
3.55%, 10/1/2026 (d)	930,000	904,137
3.61%, 2/15/2025 (d)	1,034,000	1,022,430
3.75%, 3/1/2028 (d)	692,000	657,739
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	1,366,000	1,221,668
1.90%, 8/15/2030	1,828,000	1,492,653
2.15%, 1/15/2031	921,000	758,959
Shell International Finance B.V.:
0.38%, 9/15/2023 (a)	1,176,000	1,139,074
2.00%, 11/7/2024 (a)	1,705,000	1,656,356
2.38%, 11/7/2029	2,049,000	1,809,738
2.50%, 9/12/2026	819,000	778,320
2.75%, 4/6/2030 (a)	2,249,000	2,030,757
2.88%, 5/10/2026	3,332,000	3,224,343
3.25%, 5/11/2025	3,554,000	3,519,349

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.50%, 11/13/2023	$ 1,113,000	$ 1,120,212
3.88%, 11/13/2028 (a)	2,029,000	2,001,974
Suncor Energy, Inc. 7.15%, 2/1/2032	57,000	64,505
Tosco Corp. 8.13%, 2/15/2030	621,000	756,254
TotalEnergies Capital International SA:
2.43%, 1/10/2025	2,958,000	2,874,466
2.83%, 1/10/2030	1,607,000	1,456,585
3.46%, 2/19/2029	1,432,000	1,364,696
3.70%, 1/15/2024	1,142,000	1,145,346
3.75%, 4/10/2024	2,020,000	2,025,919
TotalEnergies Capital SA:
2.75%, 7/15/2023	1,043,000	1,035,261
3.88%, 10/11/2028	817,000	805,284
Valero Energy Corp.:
2.15%, 9/15/2027 (a)	693,000	617,747
2.80%, 12/1/2031	1,081,000	906,581
2.85%, 4/15/2025	1,035,000	1,000,607
3.40%, 9/15/2026	1,089,000	1,049,143
3.65%, 3/15/2025	19,000	18,689
4.00%, 4/1/2029	1,479,000	1,395,954
4.35%, 6/1/2028	1,173,000	1,140,930
7.50%, 4/15/2032	5,000	5,762
WPX Energy, Inc. 4.50%, 1/15/2030	113,000	104,145
		167,404,588
OIL & GAS SERVICES — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
1.23%, 12/15/2023 (a)	1,056,000	1,025,894
2.06%, 12/15/2026	1,123,000	1,031,992
3.14%, 11/7/2029	716,000	647,407
3.34%, 12/15/2027	1,442,000	1,363,570
4.49%, 5/1/2030 (a)	825,000	815,191
Halliburton Co.:
2.92%, 3/1/2030	1,595,000	1,412,755
3.80%, 11/15/2025	1,091,000	1,079,228
NOV, Inc. 3.60%, 12/1/2029 (a)	958,000	859,546
Schlumberger Investment SA:
2.65%, 6/26/2030 (a)	1,297,000	1,140,491
3.65%, 12/1/2023	1,815,000	1,822,024
		11,198,098
PACKAGING & CONTAINERS — 0.4%
Amcor Finance USA, Inc.:
3.63%, 4/28/2026	770,000	738,969
4.50%, 5/15/2028	1,307,000	1,284,114
Amcor Flexibles North America, Inc.:
2.69%, 5/25/2031 (a)	1,256,000	1,025,072
3.10%, 9/15/2026	399,000	381,991
4.00%, 5/17/2025	639,000	631,549
Security Description	Principal Amount	Value
AptarGroup, Inc. 3.60%, 3/15/2032	$ 1,040,000	$ 923,364
Berry Global, Inc.:
0.95%, 2/15/2024	1,399,000	1,325,175
1.57%, 1/15/2026	1,598,000	1,426,710
1.65%, 1/15/2027	1,970,000	1,713,427
Packaging Corp. of America:
3.00%, 12/15/2029	1,089,000	976,659
3.40%, 12/15/2027	1,112,000	1,069,032
3.65%, 9/15/2024 (a)	598,000	592,977
Sonoco Products Co.:
1.80%, 2/1/2025	1,291,000	1,209,887
2.25%, 2/1/2027	922,000	830,058
2.85%, 2/1/2032 (a)	785,000	656,197
3.13%, 5/1/2030	756,000	661,190
WestRock MWV LLC:
7.95%, 2/15/2031	405,000	477,110
8.20%, 1/15/2030	839,000	994,584
WRKCo, Inc.:
3.00%, 9/15/2024	1,092,000	1,065,595
3.38%, 9/15/2027	927,000	878,852
3.75%, 3/15/2025	1,082,000	1,070,672
3.90%, 6/1/2028	993,000	958,593
4.00%, 3/15/2028 (a)	1,071,000	1,050,715
4.65%, 3/15/2026	1,186,000	1,192,772
4.90%, 3/15/2029	695,000	698,927
		23,834,191
PHARMACEUTICALS — 4.1%
AbbVie, Inc.:
2.60%, 11/21/2024	3,902,000	3,780,414
2.80%, 3/15/2023	650,000	646,360
2.95%, 11/21/2026	4,234,000	4,013,155
3.20%, 5/14/2026	2,530,000	2,436,036
3.20%, 11/21/2029	6,718,000	6,176,731
3.60%, 5/14/2025	6,578,000	6,492,815
3.75%, 11/14/2023	1,311,000	1,315,995
3.80%, 3/15/2025	4,895,000	4,861,371
3.85%, 6/15/2024	966,000	965,787
4.25%, 11/14/2028	1,794,000	1,773,548
AmerisourceBergen Corp.:
2.70%, 3/15/2031	814,000	696,694
2.80%, 5/15/2030	1,061,000	925,807
3.25%, 3/1/2025	929,000	909,073
3.40%, 5/15/2024	901,000	893,504
3.45%, 12/15/2027 (a)	725,000	698,364
Astrazeneca Finance LLC:
0.70%, 5/28/2024	1,842,000	1,747,358
1.20%, 5/28/2026	1,286,000	1,162,120
1.75%, 5/28/2028	4,806,000	4,239,757
2.25%, 5/28/2031 (a)	893,000	776,946
AstraZeneca PLC:
0.70%, 4/8/2026	1,289,000	1,148,783
1.38%, 8/6/2030 (a)	1,156,000	947,273
3.13%, 6/12/2027 (a)	805,000	775,561
3.38%, 11/16/2025	2,346,000	2,323,150

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.50%, 8/17/2023	$ 814,000	$ 816,800
4.00%, 1/17/2029	811,000	808,121
Becton Dickinson & Co.:
1.96%, 2/11/2031	1,128,000	912,372
2.82%, 5/20/2030	1,297,000	1,140,154
3.36%, 6/6/2024	1,151,000	1,139,076
3.70%, 6/6/2027	2,168,000	2,098,559
3.73%, 12/15/2024	1,098,000	1,092,565
Bristol-Myers Squibb Co.:
0.54%, 11/13/2023	1,639,000	1,584,618
0.75%, 11/13/2025	3,626,000	3,307,166
1.13%, 11/13/2027 (a)	422,000	370,925
1.45%, 11/13/2030 (a)	1,135,000	932,187
2.90%, 7/26/2024	3,277,000	3,248,097
2.95%, 3/15/2032 (a)	2,060,000	1,890,936
3.20%, 6/15/2026	2,109,000	2,081,478
3.25%, 11/1/2023	1,107,000	1,108,140
3.40%, 7/26/2029	2,762,000	2,668,092
3.45%, 11/15/2027	177,000	174,345
3.63%, 5/15/2024	731,000	734,231
3.90%, 2/20/2028	1,803,000	1,806,065
7.15%, 6/15/2023	30,000	31,059
Cardinal Health, Inc.:
3.08%, 6/15/2024	1,115,000	1,096,703
3.41%, 6/15/2027 (a)	920,000	885,058
3.50%, 11/15/2024	1,013,000	1,004,177
3.75%, 9/15/2025	100,000	98,861
Cigna Corp.:
0.61%, 3/15/2024	1,391,000	1,324,663
1.25%, 3/15/2026	2,426,000	2,189,222
2.38%, 3/15/2031	1,470,000	1,241,444
2.40%, 3/15/2030	2,288,000	1,964,545
3.00%, 7/15/2023	1,114,000	1,106,447
3.05%, 10/15/2027	962,000	905,454
3.25%, 4/15/2025	1,020,000	1,000,681
3.40%, 3/1/2027	1,132,000	1,088,497
3.50%, 6/15/2024	1,021,000	1,014,210
3.75%, 7/15/2023	1,132,000	1,133,313
4.13%, 11/15/2025	2,124,000	2,129,692
4.38%, 10/15/2028	5,263,000	5,214,896
4.50%, 2/25/2026	1,104,000	1,118,540
CVS Health Corp.:
1.30%, 8/21/2027	2,456,000	2,116,704
1.75%, 8/21/2030	1,731,000	1,389,249
1.88%, 2/28/2031	2,699,000	2,164,031
2.13%, 9/15/2031	1,231,000	997,036
2.63%, 8/15/2024 (a)	896,000	876,718
2.88%, 6/1/2026	1,561,000	1,488,133
3.00%, 8/15/2026	871,000	834,575
3.25%, 8/15/2029	2,149,000	1,962,682
3.38%, 8/12/2024	915,000	910,818
3.63%, 4/1/2027	1,088,000	1,059,647
3.75%, 4/1/2030	1,506,000	1,408,803
3.88%, 7/20/2025	3,870,000	3,854,675
4.00%, 12/5/2023	1,494,000	1,502,337
Security Description	Principal Amount	Value
4.10%, 3/25/2025 (a)	$ 2,022,000	$ 2,036,882
4.30%, 3/25/2028	5,051,000	5,000,945
6.25%, 6/1/2027 (a)	1,586,000	1,699,938
Eli Lilly & Co.:
2.75%, 6/1/2025 (a)	1,142,000	1,123,671
3.10%, 5/15/2027	1,570,000	1,527,830
3.38%, 3/15/2029 (a)	886,000	863,451
5.50%, 3/15/2027	811,000	870,503
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	1,575,000	1,522,143
3.00%, 6/1/2024	1,686,000	1,672,681
3.38%, 6/1/2029	1,313,000	1,266,139
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	1,396,000	1,399,839
3.88%, 5/15/2028	2,231,000	2,220,291
Johnson & Johnson:
0.55%, 9/1/2025	358,000	330,463
0.95%, 9/1/2027	1,170,000	1,031,718
1.30%, 9/1/2030	1,636,000	1,379,622
2.45%, 3/1/2026	2,362,000	2,295,510
2.63%, 1/15/2025	1,011,000	998,989
2.90%, 1/15/2028	1,942,000	1,876,943
2.95%, 3/3/2027 (a)	1,275,000	1,245,841
3.38%, 12/5/2023	745,000	748,688
6.95%, 9/1/2029	2,993,000	3,687,675
McKesson Corp.:
0.90%, 12/3/2025	840,000	756,286
1.30%, 8/15/2026	1,090,000	971,037
3.80%, 3/15/2024	1,128,000	1,130,741
3.95%, 2/16/2028	590,000	575,303
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	933,000	938,794
Merck & Co., Inc.:
0.75%, 2/24/2026	424,000	384,623
1.45%, 6/24/2030	3,650,000	3,031,872
1.70%, 6/10/2027	1,531,000	1,391,679
1.90%, 12/10/2028	1,301,000	1,155,991
2.15%, 12/10/2031	2,932,000	2,523,954
2.75%, 2/10/2025	3,029,000	2,989,714
2.90%, 3/7/2024	1,018,000	1,012,645
3.40%, 3/7/2029	1,743,000	1,687,607
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	428,000	471,177
Mylan, Inc.:
4.20%, 11/29/2023	1,135,000	1,131,970
4.55%, 4/15/2028	991,000	944,066
Novartis Capital Corp.:
1.75%, 2/14/2025 (a)	1,129,000	1,089,767
2.00%, 2/14/2027	1,175,000	1,093,737
2.20%, 8/14/2030	1,882,000	1,659,717
3.00%, 11/20/2025	1,717,000	1,694,387
3.10%, 5/17/2027	3,086,000	3,010,948
3.40%, 5/6/2024	1,911,000	1,920,192
Pfizer, Inc.:
0.80%, 5/28/2025	1,004,000	936,120

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
1.70%, 5/28/2030	$ 1,607,000	$ 1,370,112
1.75%, 8/18/2031	1,239,000	1,036,399
2.63%, 4/1/2030	1,319,000	1,204,141
2.75%, 6/3/2026	1,138,000	1,108,696
2.95%, 3/15/2024	1,153,000	1,148,100
3.00%, 12/15/2026 (a)	3,351,000	3,276,440
3.20%, 9/15/2023	1,239,000	1,242,469
3.40%, 5/15/2024	912,000	916,952
3.45%, 3/15/2029	1,701,000	1,654,478
3.60%, 9/15/2028 (a)	1,466,000	1,458,201
Pharmacia LLC 6.60%, 12/1/2028	1,100,000	1,242,527
Sanofi 3.63%, 6/19/2028 (a)	1,325,000	1,306,834
Shire Acquisitions Investments Ireland DAC:
2.88%, 9/23/2023	1,018,000	1,006,761
3.20%, 9/23/2026	3,084,000	2,961,318
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	3,209,000	2,683,943
4.40%, 11/26/2023	3,120,000	3,142,682
5.00%, 11/26/2028	2,347,000	2,393,611
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	3,147,000	2,967,117
Viatris, Inc.:
1.65%, 6/22/2025	1,711,000	1,551,791
2.30%, 6/22/2027	1,491,000	1,275,491
2.70%, 6/22/2030	1,564,000	1,256,877
Wyeth LLC 6.45%, 2/1/2024	1,180,000	1,234,079
Zoetis, Inc.:
2.00%, 5/15/2030	197,000	164,791
3.00%, 9/12/2027 (a)	1,508,000	1,422,708
3.90%, 8/20/2028	800,000	775,416
4.50%, 11/13/2025	1,127,000	1,142,338
		230,979,760
PIPELINES — 2.9%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	9,000	8,695
Boardwalk Pipelines L.P.:
3.40%, 2/15/2031	1,076,000	918,818
4.45%, 7/15/2027	1,564,000	1,516,361
4.80%, 5/3/2029	727,000	705,590
4.95%, 12/15/2024	1,132,000	1,140,671
5.95%, 6/1/2026	1,069,000	1,107,153
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029	2,300,000	2,110,020
5.13%, 6/30/2027	1,909,000	1,917,113
5.88%, 3/31/2025	2,672,000	2,735,113
7.00%, 6/30/2024	809,000	838,998
Security Description	Principal Amount	Value
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	$ 1,008,000	$ 1,017,727
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029 (d)	1,575,000	1,425,911
Enbridge Energy Partners L.P. 5.88%, 10/15/2025	918,000	959,218
Enbridge, Inc.:
0.55%, 10/4/2023	1,050,000	1,010,919
1.60%, 10/4/2026	771,000	686,776
2.15%, 2/16/2024	692,000	671,814
2.50%, 1/15/2025	936,000	900,703
2.50%, 2/14/2025 (a)	674,000	647,842
3.13%, 11/15/2029 (a)	1,183,000	1,071,076
3.50%, 6/10/2024	928,000	917,541
3.70%, 7/15/2027	1,062,000	1,018,373
4.25%, 12/1/2026	1,040,000	1,028,986
Energy Transfer L.P.:
2.90%, 5/15/2025	4,588,000	4,365,299
3.75%, 5/15/2030	2,154,000	1,939,569
3.90%, 5/15/2024	919,000	908,919
3.90%, 7/15/2026	2,141,000	2,059,535
4.00%, 10/1/2027	1,035,000	979,038
4.05%, 3/15/2025	993,000	978,264
4.15%, 9/15/2029	992,000	904,644
4.20%, 4/15/2027	1,015,000	975,527
4.25%, 4/1/2024	1,641,000	1,636,044
4.40%, 3/15/2027	960,000	926,246
4.50%, 4/15/2024	1,046,000	1,047,036
4.75%, 1/15/2026	1,146,000	1,143,754
4.90%, 2/1/2024	898,000	905,148
4.95%, 5/15/2028	694,000	679,662
4.95%, 6/15/2028	794,000	782,392
5.25%, 4/15/2029	1,698,000	1,682,633
5.50%, 6/1/2027	1,173,000	1,190,407
5.88%, 1/15/2024	1,041,000	1,060,987
5.95%, 12/1/2025	1,208,000	1,249,229
Series 5Y, 4.20%, 9/15/2023	530,000	530,005
Energy Transfer L.P./Regency Energy Finance Corp. 4.50%, 11/1/2023	839,000	842,348
Enterprise Products Operating LLC:
2.80%, 1/31/2030	1,281,000	1,122,579
3.13%, 7/31/2029	2,894,000	2,605,642
3.70%, 2/15/2026	1,018,000	1,001,386
3.75%, 2/15/2025	1,335,000	1,321,917
3.90%, 2/15/2024	1,634,000	1,632,088
3.95%, 2/15/2027 (a)	1,076,000	1,060,559
4.15%, 10/16/2028	895,000	873,108
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (b)	512,000	406,835

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (b)	$ 372,000	$ 312,580
Kinder Morgan Energy Partners L.P.:
3.50%, 9/1/2023	689,000	686,092
4.15%, 2/1/2024	1,178,000	1,178,342
4.25%, 9/1/2024	1,194,000	1,194,513
4.30%, 5/1/2024	1,037,000	1,039,074
7.40%, 3/15/2031	722,000	806,019
7.75%, 3/15/2032	943,000	1,077,359
Kinder Morgan, Inc.:
1.75%, 11/15/2026	1,051,000	932,195
2.00%, 2/15/2031 (a)	1,159,000	927,154
4.30%, 3/1/2028	1,299,000	1,265,655
Series GMTN, 7.75%, 1/15/2032	727,000	848,060
Series GMTN, 7.80%, 8/1/2031	748,000	868,413
Magellan Midstream Partners L.P.:
3.25%, 6/1/2030	933,000	825,089
5.00%, 3/1/2026	1,062,000	1,084,100
MPLX L.P.:
1.75%, 3/1/2026	2,268,000	2,046,190
2.65%, 8/15/2030	2,302,000	1,921,894
4.00%, 2/15/2025	873,000	859,905
4.00%, 3/15/2028	1,338,000	1,268,959
4.13%, 3/1/2027	2,068,000	2,001,410
4.25%, 12/1/2027 (a)	1,287,000	1,239,831
4.50%, 7/15/2023	627,000	628,348
4.80%, 2/15/2029	1,048,000	1,031,808
4.88%, 12/1/2024	865,000	871,219
4.88%, 6/1/2025	1,458,000	1,465,975
Northwest Pipeline LLC 4.00%, 4/1/2027	2,778,000	2,709,522
ONEOK Partners L.P.:
4.90%, 3/15/2025	527,000	531,369
5.00%, 9/15/2023	1,071,000	1,081,903
ONEOK, Inc.:
2.20%, 9/15/2025	1,006,000	937,180
2.75%, 9/1/2024	1,151,000	1,114,790
3.10%, 3/15/2030	656,000	563,845
3.40%, 9/1/2029	1,018,000	898,395
4.00%, 7/13/2027	1,144,000	1,102,233
4.35%, 3/15/2029	871,000	819,019
4.55%, 7/15/2028	1,380,000	1,334,212
5.85%, 1/15/2026	1,556,000	1,612,670
6.35%, 1/15/2031	712,000	744,161
7.50%, 9/1/2023	959,000	991,213
Plains All American Pipeline L.P./PAA Finance Corp.:
3.55%, 12/15/2029	999,000	881,498
3.60%, 11/1/2024	1,447,000	1,417,033
3.80%, 9/15/2030	1,125,000	995,411
3.85%, 10/15/2023	803,000	798,873
Security Description	Principal Amount	Value
4.50%, 12/15/2026	$ 1,327,000	$ 1,303,300
4.65%, 10/15/2025	1,569,000	1,557,656
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	1,828,000	1,757,969
5.00%, 3/15/2027	1,785,000	1,792,408
5.63%, 3/1/2025	2,951,000	3,014,948
5.75%, 5/15/2024	3,209,000	3,273,276
5.88%, 6/30/2026	1,919,000	1,982,653
4.50%, 5/15/2030	2,253,000	2,164,322
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	972,000	926,316
3.50%, 3/15/2025	921,000	902,101
4.75%, 3/15/2024	2,167,000	2,186,265
Targa Resources Corp. 5.20%, 7/1/2027 (f)	845,000	848,388
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.88%, 2/1/2031	1,582,000	1,443,148
5.00%, 1/15/2028	860,000	821,601
5.50%, 3/1/2030	1,392,000	1,325,407
6.50%, 7/15/2027	1,014,000	1,036,318
6.88%, 1/15/2029	1,116,000	1,138,967
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 1/15/2032	1,635,000	1,402,127
TC PipeLines L.P.:
3.90%, 5/25/2027 (a)	816,000	800,749
4.38%, 3/13/2025	990,000	994,693
Tennessee Gas Pipeline Co. LLC:
7.00%, 3/15/2027	2,121,000	2,278,654
7.00%, 10/15/2028	909,000	987,283
TransCanada PipeLines, Ltd.:
1.00%, 10/12/2024	1,373,000	1,282,602
2.50%, 10/12/2031	1,402,000	1,164,866
3.75%, 10/16/2023	600,000	600,294
4.10%, 4/15/2030	2,736,000	2,614,959
4.25%, 5/15/2028	1,552,000	1,509,910
4.88%, 1/15/2026 (a)	1,249,000	1,269,046
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	1,102,000	989,662
4.00%, 3/15/2028	2,829,000	2,745,969
7.85%, 2/1/2026	776,000	855,990
Valero Energy Partners L.P. 4.50%, 3/15/2028	1,053,000	1,037,942
Williams Cos., Inc.:
2.60%, 3/15/2031 (a)	1,367,000	1,145,450
3.50%, 11/15/2030	611,000	550,224
3.75%, 6/15/2027	1,925,000	1,840,839
3.90%, 1/15/2025	1,157,000	1,143,810
4.00%, 9/15/2025	646,000	636,504

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.30%, 3/4/2024	$ 907,000	$ 910,419
4.50%, 11/15/2023	1,010,000	1,016,282
4.55%, 6/24/2024	1,250,000	1,261,638
8.75%, 3/15/2032	427,000	539,117
Series A, 7.50%, 1/15/2031	600,000	690,966
		163,824,767
REAL ESTATE — 0.1%
CBRE Services, Inc.:
2.50%, 4/1/2031	938,000	756,263
4.88%, 3/1/2026	1,217,000	1,228,586
Essential Properties L.P. 2.95%, 7/15/2031	1,620,000	1,270,760
		3,255,609
REAL ESTATE INVESTMENT TRUSTS — 5.4%
Agree L.P.:
2.00%, 6/15/2028	1,656,000	1,411,591
2.90%, 10/1/2030	426,000	359,957
Alexandria Real Estate Equities, Inc.:
2.75%, 12/15/2029	337,000	294,744
3.38%, 8/15/2031	1,268,000	1,119,023
3.45%, 4/30/2025	410,000	403,116
3.80%, 4/15/2026	674,000	661,511
3.95%, 1/15/2027	724,000	714,306
3.95%, 1/15/2028	619,000	599,464
4.30%, 1/15/2026	962,000	963,866
4.50%, 7/30/2029	920,000	896,172
4.70%, 7/1/2030	418,000	411,772
4.90%, 12/15/2030	979,000	970,698
American Assets Trust L.P. 3.38%, 2/1/2031	557,000	474,447
American Campus Communities Operating Partnership L.P.:
2.25%, 1/15/2029	786,000	726,885
2.85%, 2/1/2030	760,000	720,602
3.30%, 7/15/2026	682,000	666,157
3.88%, 1/30/2031 (a)	788,000	774,951
4.13%, 7/1/2024	507,000	508,982
American Homes 4 Rent L.P.:
2.38%, 7/15/2031	1,083,000	865,230
3.63%, 4/15/2032	1,203,000	1,052,781
4.25%, 2/15/2028	799,000	762,645
4.90%, 2/15/2029	1,671,000	1,630,612
American Tower Corp.:
0.60%, 1/15/2024	1,682,000	1,595,461
1.30%, 9/15/2025	1,219,000	1,102,317
1.45%, 9/15/2026	1,113,000	973,797
1.50%, 1/31/2028	780,000	648,430
1.60%, 4/15/2026	962,000	862,019
1.88%, 10/15/2030	708,000	551,362
2.10%, 6/15/2030	915,000	731,076
2.30%, 9/15/2031	1,687,000	1,336,509
Security Description	Principal Amount	Value
2.40%, 3/15/2025	$ 1,115,000	$ 1,053,630
2.70%, 4/15/2031	1,236,000	1,017,710
2.75%, 1/15/2027	906,000	827,966
2.90%, 1/15/2030	1,173,000	1,001,742
2.95%, 1/15/2025	978,000	944,191
3.13%, 1/15/2027	1,685,000	1,562,484
3.38%, 5/15/2024	1,057,000	1,041,187
3.38%, 10/15/2026	1,477,000	1,396,592
3.55%, 7/15/2027	1,670,000	1,567,996
3.60%, 1/15/2028	936,000	870,115
3.80%, 8/15/2029	1,271,000	1,167,007
3.95%, 3/15/2029	1,630,000	1,517,905
4.00%, 6/1/2025	512,000	506,429
4.05%, 3/15/2032 (a)	1,040,000	947,409
4.40%, 2/15/2026	597,000	593,919
5.00%, 2/15/2024	1,987,000	2,011,619
AvalonBay Communities, Inc.:
1.90%, 12/1/2028	1,539,000	1,338,730
2.05%, 1/15/2032 (a)	628,000	520,191
Series GMTN, 2.95%, 5/11/2026	595,000	567,582
Series GMTN, 3.45%, 6/1/2025	700,000	688,786
Series GMTN, 3.50%, 11/15/2024	871,000	860,269
Series GMTN, 3.50%, 11/15/2025	214,000	207,869
Series GMTN, 4.20%, 12/15/2023	18,000	18,075
Series MTN, 2.30%, 3/1/2030	945,000	813,380
Series MTN, 2.45%, 1/15/2031 (a)	694,000	599,255
Series MTN, 2.90%, 10/15/2026	167,000	158,465
Series MTN, 3.20%, 1/15/2028	990,000	933,986
Series MTN, 3.30%, 6/1/2029	881,000	817,964
Series MTN, 3.35%, 5/15/2027 (a)	614,000	587,610
Boston Properties L.P.:
2.55%, 4/1/2032	1,295,000	1,027,052
2.75%, 10/1/2026	1,185,000	1,104,076
2.90%, 3/15/2030	2,181,000	1,843,643
3.13%, 9/1/2023	1,229,000	1,217,976
3.20%, 1/15/2025	1,055,000	1,028,604
3.25%, 1/30/2031	1,570,000	1,346,087
3.40%, 6/21/2029	1,724,000	1,542,601
3.65%, 2/1/2026	1,267,000	1,230,181
3.80%, 2/1/2024	958,000	954,082
4.50%, 12/1/2028	1,111,000	1,079,192
Brandywine Operating Partnership L.P.:
3.95%, 11/15/2027	1,603,000	1,503,678
4.10%, 10/1/2024	636,000	630,893

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.55%, 10/1/2029	$ 1,157,000	$ 1,103,847
Brixmor Operating Partnership L.P.:
2.25%, 4/1/2028	1,142,000	979,802
2.50%, 8/16/2031	282,000	221,751
3.65%, 6/15/2024	1,081,000	1,065,855
3.85%, 2/1/2025	501,000	493,255
3.90%, 3/15/2027	29,000	27,771
4.05%, 7/1/2030	1,073,000	966,955
4.13%, 6/15/2026	169,000	165,339
4.13%, 5/15/2029	1,746,000	1,624,758
Broadstone Net Lease LLC 2.60%, 9/15/2031	1,018,000	828,184
Camden Property Trust:
2.80%, 5/15/2030	931,000	821,775
4.10%, 10/15/2028	853,000	838,226
Corporate Office Properties L.P.:
2.00%, 1/15/2029	587,000	473,392
2.25%, 3/15/2026	1,037,000	939,553
2.75%, 4/15/2031	1,392,000	1,129,260
Crown Castle International Corp.:
1.05%, 7/15/2026	856,000	742,092
2.10%, 4/1/2031	1,185,000	940,712
2.25%, 1/15/2031	2,930,000	2,377,841
2.50%, 7/15/2031	1,050,000	861,987
2.90%, 3/15/2027	564,000	521,869
3.10%, 11/15/2029	1,226,000	1,080,412
3.15%, 7/15/2023	1,073,000	1,060,993
3.20%, 9/1/2024	1,414,000	1,384,971
3.30%, 7/1/2030	1,352,000	1,193,045
3.65%, 9/1/2027	1,169,000	1,105,745
3.70%, 6/15/2026	1,082,000	1,045,147
3.80%, 2/15/2028	909,000	858,196
4.00%, 3/1/2027	631,000	612,291
4.30%, 2/15/2029	686,000	658,677
4.45%, 2/15/2026	748,000	740,916
REIT, 1.35%, 7/15/2025 (b)	1,051,000	960,194
CubeSmart L.P.:
2.00%, 2/15/2031	298,000	237,110
2.25%, 12/15/2028	1,120,000	956,368
3.00%, 2/15/2030	870,000	764,826
3.13%, 9/1/2026	1,050,000	997,794
4.00%, 11/15/2025	572,000	564,587
4.38%, 2/15/2029	1,082,000	1,043,427
Digital Realty Trust L.P.:
3.60%, 7/1/2029 (a)	1,621,000	1,468,804
3.70%, 8/15/2027	878,000	836,330
4.45%, 7/15/2028 (a)	684,000	663,651
Duke Realty L.P.:
1.75%, 7/1/2030	737,000	601,628
1.75%, 2/1/2031	268,000	217,627
2.25%, 1/15/2032	823,000	682,901
2.88%, 11/15/2029	784,000	705,357
Security Description	Principal Amount	Value
3.25%, 6/30/2026	$ 983,000	$ 945,793
3.38%, 12/15/2027	15,000	14,199
4.00%, 9/15/2028	1,097,000	1,064,200
EPR Properties:
3.60%, 11/15/2031	840,000	664,927
3.75%, 8/15/2029	1,014,000	843,800
4.50%, 4/1/2025	453,000	438,808
4.50%, 6/1/2027	1,003,000	907,354
4.75%, 12/15/2026	1,880,000	1,759,906
4.95%, 4/15/2028	582,000	531,168
Equinix, Inc.:
1.00%, 9/15/2025	1,198,000	1,074,306
1.25%, 7/15/2025	990,000	899,821
1.45%, 5/15/2026 (a)	1,043,000	927,936
1.55%, 3/15/2028	894,000	751,854
1.80%, 7/15/2027	833,000	722,927
2.15%, 7/15/2030	890,000	722,725
2.50%, 5/15/2031	1,639,000	1,328,311
2.63%, 11/18/2024	1,743,000	1,673,663
2.90%, 11/18/2026	1,152,000	1,069,701
3.20%, 11/18/2029 (a)	1,269,000	1,128,319
3.90%, 4/15/2032	1,011,000	914,369
ERP Operating L.P.:
1.85%, 8/1/2031	622,000	510,332
2.50%, 2/15/2030	1,107,000	967,286
2.85%, 11/1/2026	736,000	697,515
3.00%, 7/1/2029	925,000	838,485
3.38%, 6/1/2025	676,000	661,101
3.50%, 3/1/2028 (a)	365,000	347,312
4.15%, 12/1/2028	819,000	801,711
Essex Portfolio L.P.:
1.65%, 1/15/2031	427,000	332,936
1.70%, 3/1/2028	855,000	733,684
2.55%, 6/15/2031	1,265,000	1,056,920
2.65%, 3/15/2032	39,000	32,269
3.00%, 1/15/2030	974,000	862,019
3.38%, 4/15/2026 (a)	791,000	764,217
3.50%, 4/1/2025	491,000	481,548
3.63%, 5/1/2027	977,000	944,593
3.88%, 5/1/2024	4,000	3,987
4.00%, 3/1/2029	1,115,000	1,064,870
Extra Space Storage L.P.:
2.35%, 3/15/2032	372,000	296,082
2.55%, 6/1/2031	828,000	680,989
3.90%, 4/1/2029	330,000	309,504
Federal Realty Investment Trust:
3.50%, 6/1/2030 (a)	812,000	735,071
3.95%, 1/15/2024	948,000	945,336
Federal Realty OP L.P.:
3.20%, 6/15/2029	478,000	430,157
3.25%, 7/15/2027	179,000	168,233
GLP Capital L.P./GLP Financing II, Inc.:
3.25%, 1/15/2032	1,100,000	883,234

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.35%, 9/1/2024	$ 740,000	$ 710,933
4.00%, 1/15/2030	2,277,000	2,000,527
4.00%, 1/15/2031	2,542,000	2,203,660
5.25%, 6/1/2025	809,000	794,737
5.30%, 1/15/2029	1,143,000	1,088,319
5.38%, 11/1/2023	735,000	732,229
5.38%, 4/15/2026	821,000	803,447
5.75%, 6/1/2028	1,331,000	1,299,735
Healthcare Realty Trust, Inc. 2.40%, 3/15/2030	141,000	117,201
Healthcare Trust of America Holdings L.P.:
2.00%, 3/15/2031	1,775,000	1,376,832
3.10%, 2/15/2030	1,121,000	965,405
3.75%, 7/1/2027	1,464,000	1,388,443
Healthpeak Properties, Inc.:
1.35%, 2/1/2027	700,000	614,635
2.13%, 12/1/2028 (a)	681,000	588,282
2.88%, 1/15/2031	1,041,000	896,728
3.00%, 1/15/2030	713,000	629,023
3.25%, 7/15/2026	827,000	793,515
3.40%, 2/1/2025	529,000	519,965
3.50%, 7/15/2029	1,834,000	1,690,214
Highwoods Realty L.P.:
2.60%, 2/1/2031	1,032,000	849,996
3.05%, 2/15/2030	426,000	368,801
3.88%, 3/1/2027	501,000	482,974
4.13%, 3/15/2028	536,000	512,491
4.20%, 4/15/2029	1,611,000	1,506,736
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	854,000	846,903
Series E, 4.00%, 6/15/2025	737,000	720,093
Series F, 4.50%, 2/1/2026	425,000	418,523
Series I, 3.50%, 9/15/2030	1,084,000	924,869
Series J, 2.90%, 12/15/2031	945,000	750,113
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	1,264,000	1,099,326
3.95%, 11/1/2027	829,000	789,863
4.65%, 4/1/2029	1,706,000	1,643,577
Invitation Homes Operating Partnership L.P.:
2.00%, 8/15/2031	768,000	591,383
2.30%, 11/15/2028	1,059,000	890,555
4.15%, 4/15/2032	924,000	838,447
Kilroy Realty L.P.:
3.05%, 2/15/2030	1,104,000	941,491
3.45%, 12/15/2024	805,000	784,923
4.25%, 8/15/2029	683,000	643,256
4.38%, 10/1/2025	170,000	167,515
4.75%, 12/15/2028	1,328,000	1,302,277
Kimco Realty Corp.:
1.90%, 3/1/2028	209,000	180,931
2.25%, 12/1/2031	90,000	72,775
Security Description	Principal Amount	Value
2.70%, 3/1/2024	$ 1,033,000	$ 1,012,681
2.70%, 10/1/2030	1,211,000	1,042,865
2.80%, 10/1/2026	63,000	59,001
3.20%, 4/1/2032	1,061,000	927,070
3.30%, 2/1/2025	757,000	741,058
3.80%, 4/1/2027	920,000	888,803
Kite Realty Group L.P. 4.00%, 10/1/2026	715,000	684,427
Kite Realty Group Trust:
4.00%, 3/15/2025	255,000	249,316
4.75%, 9/15/2030	306,000	284,736
Life Storage L.P.:
2.20%, 10/15/2030	750,000	601,725
2.40%, 10/15/2031	803,000	639,381
3.50%, 7/1/2026	673,000	643,361
3.88%, 12/15/2027	762,000	726,651
4.00%, 6/15/2029	1,117,000	1,021,005
LXP Industrial Trust:
2.38%, 10/1/2031	785,000	608,972
2.70%, 9/15/2030	595,000	489,840
Mid-America Apartments L.P.:
1.10%, 9/15/2026	409,000	358,996
1.70%, 2/15/2031	185,000	146,333
2.75%, 3/15/2030 (a)	552,000	480,648
3.60%, 6/1/2027	994,000	955,999
3.75%, 6/15/2024	977,000	973,268
3.95%, 3/15/2029	960,000	916,282
4.00%, 11/15/2025	166,000	164,639
4.20%, 6/15/2028	569,000	555,429
National Health Investors, Inc. 3.00%, 2/1/2031	878,000	678,071
National Retail Properties, Inc.:
2.50%, 4/15/2030	57,000	48,448
3.50%, 10/15/2027	419,000	392,134
3.60%, 12/15/2026	718,000	691,721
3.90%, 6/15/2024	727,000	725,481
4.00%, 11/15/2025	404,000	401,839
4.30%, 10/15/2028	661,000	642,314
Office Properties Income Trust:
2.40%, 2/1/2027	829,000	677,359
2.65%, 6/15/2026	1,067,000	907,409
3.45%, 10/15/2031	1,990,000	1,477,893
4.25%, 5/15/2024	597,000	579,890
Omega Healthcare Investors, Inc.:
3.38%, 2/1/2031	848,000	688,389
3.63%, 10/1/2029	722,000	607,058
4.38%, 8/1/2023	518,000	518,963
4.50%, 1/15/2025	711,000	703,001
4.50%, 4/1/2027	626,000	594,850
4.75%, 1/15/2028	1,580,000	1,499,720
4.95%, 4/1/2024	977,000	979,784
5.25%, 1/15/2026	937,000	927,930

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Phillips Edison Grocery Center Oprating Part 2.63%, 11/15/2031	$ 2,072,000	$ 1,604,660
Physicians Realty L.P.:
2.63%, 11/1/2031	866,000	698,550
3.95%, 1/15/2028	920,000	876,291
4.30%, 3/15/2027	544,000	533,098
Piedmont Operating Partnership L.P.:
2.75%, 4/1/2032	1,010,000	779,952
4.45%, 3/15/2024 (a)	370,000	371,880
Prologis L.P.:
1.25%, 10/15/2030	461,000	366,177
2.13%, 4/15/2027 (a)	1,552,000	1,422,284
3.25%, 10/1/2026	699,000	678,932
3.88%, 9/15/2028	834,000	812,007
4.38%, 2/1/2029	1,011,000	1,008,968
Public Storage:
0.88%, 2/15/2026	910,000	812,857
1.50%, 11/9/2026 (a)	786,000	709,208
1.85%, 5/1/2028	1,136,000	986,037
1.95%, 11/9/2028 (a)	970,000	838,798
2.25%, 11/9/2031	940,000	779,025
2.30%, 5/1/2031	1,416,000	1,190,898
3.39%, 5/1/2029	1,022,000	949,182
Rayonier L.P. 2.75%, 5/17/2031	999,000	835,434
Realty Income Corp.:
0.75%, 3/15/2026	912,000	802,806
2.20%, 6/15/2028	832,000	731,860
3.00%, 1/15/2027	1,056,000	999,905
3.10%, 12/15/2029	1,519,000	1,381,895
3.25%, 6/15/2029	632,000	588,152
3.25%, 1/15/2031	1,106,000	1,007,168
3.40%, 1/15/2028	29,000	27,398
3.65%, 1/15/2028	239,000	229,292
3.88%, 7/15/2024	507,000	506,990
3.88%, 4/15/2025	906,000	902,267
3.95%, 8/15/2027	1,732,000	1,692,770
4.13%, 10/15/2026	904,000	898,784
4.63%, 11/1/2025	1,070,000	1,084,648
4.88%, 6/1/2026	708,000	721,884
Regency Centers L.P.:
2.95%, 9/15/2029	627,000	551,215
3.60%, 2/1/2027	847,000	819,532
3.70%, 6/15/2030	855,000	772,860
4.13%, 3/15/2028	677,000	651,511
Rexford Industrial Realty L.P.:
2.13%, 12/1/2030	1,043,000	833,221
2.15%, 9/1/2031	424,000	331,984
Sabra Health Care L.P.:
3.20%, 12/1/2031	1,048,000	832,573
3.90%, 10/15/2029	651,000	574,508
5.13%, 8/15/2026	1,694,000	1,646,737
Security Description	Principal Amount	Value
Safehold Operating Partnership L.P.:
2.80%, 6/15/2031	$ 97,000	$ 78,293
2.85%, 1/15/2032 (a)	1,595,000	1,278,536
Simon Property Group L.P.:
1.38%, 1/15/2027 (a)	1,741,000	1,523,828
1.75%, 2/1/2028	499,000	425,857
2.20%, 2/1/2031 (a)	1,508,000	1,224,526
2.25%, 1/15/2032	1,545,000	1,230,206
2.45%, 9/13/2029	1,855,000	1,575,062
2.65%, 7/15/2030 (a)	73,000	61,964
2.65%, 2/1/2032	1,498,000	1,237,917
3.25%, 11/30/2026	1,005,000	958,860
3.30%, 1/15/2026	1,001,000	967,797
3.38%, 10/1/2024	666,000	658,734
3.38%, 6/15/2027 (a)	562,000	532,467
3.38%, 12/1/2027	429,000	402,526
3.50%, 9/1/2025	2,353,000	2,299,587
3.75%, 2/1/2024	1,006,000	1,004,018
REIT, 2.00%, 9/13/2024 (b)	813,000	778,277
SITE Centers Corp.:
3.63%, 2/1/2025	719,000	698,322
4.25%, 2/1/2026	554,000	542,782
Spirit Realty L.P.:
2.10%, 3/15/2028	710,000	594,142
2.70%, 2/15/2032	10,000	7,812
3.20%, 2/15/2031	975,000	811,863
3.40%, 1/15/2030	882,000	761,792
4.00%, 7/15/2029	1,196,000	1,088,480
4.45%, 9/15/2026	1,523,000	1,499,028
STORE Capital Corp.:
2.70%, 12/1/2031	999,000	800,559
2.75%, 11/18/2030	999,000	819,839
4.50%, 3/15/2028	606,000	591,177
Sun Communities Operating L.P. 2.70%, 7/15/2031	1,677,000	1,350,136
Sun Communities Operating LP 4.20%, 4/15/2032	1,018,000	919,203
Tanger Properties L.P.:
2.75%, 9/1/2031	426,000	333,200
3.13%, 9/1/2026	571,000	536,671
3.88%, 7/15/2027 (a)	846,000	798,497
UDR, Inc.:
3.00%, 8/15/2031	509,000	434,854
Series GMTN, 3.50%, 1/15/2028	325,000	305,312
Series MTN, 2.95%, 9/1/2026	380,000	357,086
Series MTN, 3.20%, 1/15/2030	1,106,000	994,559
Series MTN, 4.40%, 1/26/2029	1,498,000	1,461,733
Ventas Realty L.P.:
2.50%, 9/1/2031	779,000	640,868

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
2.65%, 1/15/2025	$ 3,000	$ 2,870
3.00%, 1/15/2030	1,634,000	1,432,185
3.25%, 10/15/2026	741,000	699,660
3.50%, 4/15/2024	971,000	960,542
3.50%, 2/1/2025	707,000	690,386
3.75%, 5/1/2024	73,000	72,506
3.85%, 4/1/2027	981,000	946,685
4.00%, 3/1/2028	952,000	910,940
4.13%, 1/15/2026	1,074,000	1,061,037
4.40%, 1/15/2029	1,239,000	1,187,643
4.75%, 11/15/2030	1,070,000	1,043,325
VEREIT Operating Partnership L.P.:
3.10%, 12/15/2029	18,000	15,707
3.40%, 1/15/2028	81,000	74,419
3.95%, 8/15/2027 (a)	250,000	239,055
4.63%, 11/1/2025	66,000	65,810
VICI Properties LP:
4.38%, 5/15/2025	640,000	627,104
4.75%, 2/15/2028	2,506,000	2,393,856
4.95%, 2/15/2030	1,345,000	1,271,792
5.13%, 5/15/2032	931,000	878,398
Vornado Realty L.P.:
2.15%, 6/1/2026	993,000	883,591
3.40%, 6/1/2031	916,000	768,780
Welltower, Inc.:
2.05%, 1/15/2029	842,000	708,594
2.70%, 2/15/2027 (a)	1,224,000	1,131,661
2.75%, 1/15/2031	1,051,000	884,038
2.80%, 6/1/2031	581,000	489,266
3.10%, 1/15/2030	1,089,000	958,146
3.85%, 6/15/2032	1,295,000	1,181,739
4.00%, 6/1/2025	1,303,000	1,296,016
4.13%, 3/15/2029	981,000	927,202
4.25%, 4/1/2026	918,000	909,233
4.50%, 1/15/2024	1,061,000	1,066,496
REIT, 3.63%, 3/15/2024 (b)	1,710,000	1,696,491
Weyerhaeuser Co.:
4.00%, 11/15/2029	907,000	858,530
4.00%, 4/15/2030	1,580,000	1,487,238
6.95%, 10/1/2027	1,176,000	1,295,117
7.38%, 3/15/2032	1,193,000	1,378,774
WP Carey, Inc.:
2.40%, 2/1/2031	678,000	553,750
3.85%, 7/15/2029	620,000	578,138
4.00%, 2/1/2025	1,089,000	1,085,232
4.25%, 10/1/2026	1,224,000	1,210,585
4.60%, 4/1/2024	951,000	956,383
		306,703,186
RETAIL — 2.4%
Advance Auto Parts, Inc.:
1.75%, 10/1/2027	1,181,000	1,000,177
3.50%, 3/15/2032	1,360,000	1,166,934
3.90%, 4/15/2030	1,681,000	1,530,651
Security Description	Principal Amount	Value
AutoNation, Inc.:
1.95%, 8/1/2028	$ 1,144,000	$ 955,091
2.40%, 8/1/2031	800,000	614,720
3.50%, 11/15/2024	1,096,000	1,062,199
3.80%, 11/15/2027	803,000	756,611
3.85%, 3/1/2032	1,522,000	1,313,136
4.50%, 10/1/2025	16,000	15,988
4.75%, 6/1/2030	1,001,000	939,949
AutoZone, Inc.:
1.65%, 1/15/2031	297,000	232,688
3.13%, 7/15/2023	169,000	168,224
3.13%, 4/18/2024	514,000	508,074
3.13%, 4/21/2026	891,000	858,327
3.25%, 4/15/2025	1,114,000	1,091,943
3.63%, 4/15/2025	800,000	790,680
3.75%, 6/1/2027	1,018,000	987,745
3.75%, 4/18/2029	1,466,000	1,384,388
4.00%, 4/15/2030 (a)	732,000	694,873
Best Buy Co., Inc.:
1.95%, 10/1/2030 (a)	1,056,000	839,034
4.45%, 10/1/2028	1,089,000	1,073,177
Costco Wholesale Corp.:
1.38%, 6/20/2027	1,921,000	1,724,155
1.60%, 4/20/2030	1,860,000	1,569,022
2.75%, 5/18/2024 (a)	1,604,000	1,592,644
3.00%, 5/18/2027	1,143,000	1,113,602
Darden Restaurants, Inc. 3.85%, 5/1/2027	1,568,000	1,508,871
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032	1,646,000	1,303,402
Dollar General Corp.:
3.50%, 4/3/2030 (a)	897,000	826,496
3.88%, 4/15/2027	885,000	868,459
4.13%, 5/1/2028	874,000	852,648
4.15%, 11/1/2025	1,199,000	1,200,463
Dollar Tree, Inc.:
2.65%, 12/1/2031 (a)	1,126,000	926,011
4.00%, 5/15/2025	1,459,000	1,453,660
4.20%, 5/15/2028	1,715,000	1,664,682
Genuine Parts Co.:
1.75%, 2/1/2025	684,000	645,614
1.88%, 11/1/2030	946,000	746,299
2.75%, 2/1/2032	1,160,000	960,573
Home Depot, Inc.:
0.90%, 3/15/2028 (a)	373,000	317,665
1.38%, 3/15/2031 (a)	1,591,000	1,282,807
1.50%, 9/15/2028	1,103,000	961,706
1.88%, 9/15/2031	1,349,000	1,124,216
2.13%, 9/15/2026 (a)	1,111,000	1,051,795
2.50%, 4/15/2027	3,345,000	3,167,146
2.70%, 4/15/2025	524,000	514,374
2.70%, 4/15/2030	1,692,000	1,535,896
2.80%, 9/14/2027 (a)	860,000	820,148
2.88%, 4/15/2027 (a)	1,173,000	1,133,048
2.95%, 6/15/2029 (a)	1,836,000	1,715,815

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.00%, 4/1/2026	$ 685,000	$ 672,252
3.25%, 4/15/2032	1,116,000	1,040,960
3.35%, 9/15/2025	1,007,000	1,000,847
3.75%, 2/15/2024	1,073,000	1,081,530
3.90%, 12/6/2028	1,164,000	1,164,442
Kohl's Corp.:
3.25%, 2/1/2023	50,000	49,866
3.38%, 5/1/2031 (a)	1,027,000	888,920
4.25%, 7/17/2025	722,000	711,213
Lowe's Cos., Inc.:
1.30%, 4/15/2028 (a)	617,000	521,593
1.70%, 9/15/2028	1,195,000	1,018,690
1.70%, 10/15/2030	1,507,000	1,210,347
2.50%, 4/15/2026	1,764,000	1,669,326
2.63%, 4/1/2031	1,573,000	1,347,385
3.10%, 5/3/2027 (a)	3,124,000	2,967,206
3.13%, 9/15/2024	1,059,000	1,043,009
3.35%, 4/1/2027	880,000	847,546
3.38%, 9/15/2025	1,331,000	1,307,841
3.65%, 4/5/2029 (a)	1,493,000	1,410,706
3.75%, 4/1/2032	1,860,000	1,726,136
3.88%, 9/15/2023	1,059,000	1,064,496
4.00%, 4/15/2025	1,208,000	1,214,306
4.50%, 4/15/2030 (a)	1,325,000	1,309,802
6.50%, 3/15/2029	1,082,000	1,197,698
McDonald's Corp.:
Class MTN, 3.30%, 7/1/2025 (a)	1,113,000	1,103,328
Class MTN, 3.50%, 7/1/2027	808,000	791,468
Series MTN, 1.45%, 9/1/2025	4,456,000	4,152,190
Series MTN, 2.13%, 3/1/2030	752,000	644,238
Series MTN, 2.63%, 9/1/2029 (a)	767,000	687,639
Series MTN, 3.25%, 6/10/2024 (a)	526,000	524,759
Series MTN, 3.38%, 5/26/2025	479,000	474,569
Series MTN, 3.50%, 3/1/2027	692,000	677,516
Series MTN, 3.60%, 7/1/2030	391,000	372,334
Series MTN, 3.70%, 1/30/2026	1,892,000	1,890,903
Series MTN, 3.80%, 4/1/2028	1,149,000	1,128,088
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031 (a)	85,000	67,227
3.55%, 3/15/2026	903,000	884,850
3.60%, 9/1/2027	641,000	619,501
3.90%, 6/1/2029	983,000	930,488
4.20%, 4/1/2030	1,012,000	976,357
4.35%, 6/1/2028	1,003,000	997,504
4.70%, 6/15/2032	924,000	921,145
Security Description	Principal Amount	Value
Ross Stores, Inc.:
0.88%, 4/15/2026 (a)	$ 1,163,000	$ 1,029,418
1.88%, 4/15/2031 (a)	677,000	535,818
4.60%, 4/15/2025	1,648,000	1,666,606
Starbucks Corp.:
2.00%, 3/12/2027	1,209,000	1,101,713
2.25%, 3/12/2030 (a)	987,000	835,298
2.45%, 6/15/2026	978,000	922,997
2.55%, 11/15/2030	1,253,000	1,068,621
3.00%, 2/14/2032 (a)	1,100,000	955,977
3.50%, 3/1/2028 (a)	372,000	356,811
3.55%, 8/15/2029	1,010,000	947,895
3.80%, 8/15/2025	1,638,000	1,634,331
3.85%, 10/1/2023	948,000	954,911
4.00%, 11/15/2028 (a)	1,241,000	1,212,829
Target Corp.:
1.95%, 1/15/2027 (a)	1,195,000	1,109,390
2.25%, 4/15/2025	1,543,000	1,491,186
2.35%, 2/15/2030	1,653,000	1,460,128
2.50%, 4/15/2026 (a)	580,000	556,568
2.65%, 9/15/2030	691,000	620,311
3.38%, 4/15/2029 (a)	1,203,000	1,157,106
3.50%, 7/1/2024	1,090,000	1,093,139
TJX Cos., Inc.:
1.15%, 5/15/2028	11,000	9,351
1.60%, 5/15/2031 (a)	687,000	553,880
2.25%, 9/15/2026	1,546,000	1,450,705
3.88%, 4/15/2030	1,447,000	1,411,679
Tractor Supply Co. 1.75%, 11/1/2030	1,089,000	855,105
Walgreens Boots Alliance, Inc.:
0.95%, 11/17/2023	1,333,000	1,287,958
3.20%, 4/15/2030 (a)	882,000	778,850
3.45%, 6/1/2026 (a)	1,139,000	1,105,821
3.80%, 11/18/2024 (a)	1,802,000	1,790,593
Walmart, Inc.:
1.05%, 9/17/2026	1,154,000	1,050,890
1.50%, 9/22/2028	714,000	625,992
1.80%, 9/22/2031	1,967,000	1,672,186
2.38%, 9/24/2029	591,000	537,042
2.65%, 12/15/2024 (a)	1,078,000	1,065,592
2.85%, 7/8/2024	683,000	679,660
3.05%, 7/8/2026 (a)	1,114,000	1,103,774
3.25%, 7/8/2029	898,000	865,268
3.30%, 4/22/2024	1,189,000	1,192,472
3.55%, 6/26/2025	1,030,000	1,039,517
3.70%, 6/26/2028 (a)	1,505,000	1,498,544
5.88%, 4/5/2027	1,245,000	1,372,214
7.55%, 2/15/2030	1,042,000	1,283,077
		138,817,270

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
SAVINGS & LOANS — 0.0% (e)
New York Community Bancorp, Inc. 3 Month USD LIBOR + 2.78%, 5.90%, 11/6/2028	$ 400,000	$ 404,088
SEMICONDUCTORS — 2.1%
Advanced Micro Devices, Inc. 3.92%, 6/1/2032	270,000	265,710
Altera Corp. 4.10%, 11/15/2023	628,000	634,343
Analog Devices, Inc.:
1.70%, 10/1/2028 (a)	1,047,000	918,983
2.10%, 10/1/2031	990,000	844,678
2.95%, 4/1/2025	704,000	690,117
3.50%, 12/5/2026	1,686,000	1,665,886
Applied Materials, Inc.:
1.75%, 6/1/2030	554,000	466,125
3.30%, 4/1/2027 (a)	1,599,000	1,563,470
3.90%, 10/1/2025	1,033,000	1,043,072
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.13%, 1/15/2025	1,079,000	1,052,327
3.50%, 1/15/2028	1,135,000	1,051,067
3.63%, 1/15/2024	1,583,000	1,581,401
3.88%, 1/15/2027	3,304,000	3,185,089
Broadcom, Inc.:
1.95%, 2/15/2028 (d)	1,551,000	1,321,157
2.45%, 2/15/2031 (d)	2,922,000	2,349,434
3.15%, 11/15/2025	1,011,000	973,472
3.46%, 9/15/2026	1,592,000	1,528,336
3.63%, 10/15/2024	767,000	758,893
4.00%, 4/15/2029 (d)	1,213,000	1,126,173
4.11%, 9/15/2028	1,354,000	1,285,731
4.15%, 11/15/2030	3,050,000	2,796,881
4.15%, 4/15/2032 (d)	1,566,000	1,417,762
4.75%, 4/15/2029	1,668,000	1,620,929
5.00%, 4/15/2030	1,677,000	1,648,659
Intel Corp.:
1.60%, 8/12/2028	1,233,000	1,079,824
2.00%, 8/12/2031 (a)	803,000	672,537
2.45%, 11/15/2029	2,645,000	2,359,287
2.60%, 5/19/2026 (a)	1,595,000	1,543,386
2.88%, 5/11/2024	1,399,000	1,393,894
3.15%, 5/11/2027 (a)	1,038,000	1,014,894
3.40%, 3/25/2025	1,452,000	1,448,791
3.70%, 7/29/2025	4,954,000	4,978,522
3.75%, 3/25/2027	991,000	995,598
3.90%, 3/25/2030 (a)	1,205,000	1,181,948
KLA Corp 4.65%, 7/15/2032	1,895,000	1,936,557
KLA Corp.:
4.10%, 3/15/2029 (a)	936,000	927,810
4.65%, 11/1/2024	981,000	993,174
Lam Research Corp.:
1.90%, 6/15/2030 (a)	973,000	821,309
Security Description	Principal Amount	Value
3.75%, 3/15/2026	$ 1,008,000	$ 1,006,075
3.80%, 3/15/2025	910,000	910,710
4.00%, 3/15/2029 (a)	1,363,000	1,341,028
Marvell Technology Group, Ltd. 4.88%, 6/22/2028	5,000	4,891
Marvell Technology, Inc.:
1.65%, 4/15/2026	1,714,000	1,536,584
2.45%, 4/15/2028	1,180,000	1,029,479
2.95%, 4/15/2031	1,123,000	938,682
4.88%, 6/22/2028	1,520,000	1,500,483
Maxim Integrated Products, Inc. 3.45%, 6/15/2027	1,042,000	993,172
Microchip Technology, Inc.:
0.97%, 2/15/2024	2,040,000	1,938,265
2.67%, 9/1/2023	949,000	933,085
4.25%, 9/1/2025	906,000	883,857
Micron Technology, Inc.:
2.70%, 4/15/2032	1,091,000	871,218
4.19%, 2/15/2027	1,013,000	990,633
4.66%, 2/15/2030	1,670,000	1,602,666
4.98%, 2/6/2026	951,000	960,662
5.33%, 2/6/2029	1,332,000	1,327,431
NVIDIA Corp.:
0.58%, 6/14/2024	1,294,000	1,227,903
1.55%, 6/15/2028	10,000	8,772
2.00%, 6/15/2031 (a)	1,393,000	1,182,128
2.85%, 4/1/2030	2,730,000	2,500,298
3.20%, 9/16/2026 (a)	1,137,000	1,127,313
NXP BV/NXP Funding LLC:
4.88%, 3/1/2024	936,000	945,622
5.35%, 3/1/2026	1,209,000	1,235,054
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031	1,685,000	1,385,609
2.65%, 2/15/2032	2,190,000	1,799,873
2.70%, 5/1/2025	1,218,000	1,159,439
3.15%, 5/1/2027	975,000	907,052
3.40%, 5/1/2030	1,560,000	1,389,695
4.30%, 6/18/2029	949,000	910,812
4.40%, 6/1/2027	400,000	395,500
Qorvo, Inc.:
1.75%, 12/15/2024 (d)	774,000	724,178
4.38%, 10/15/2029	1,117,000	983,217
QUALCOMM, Inc.:
1.30%, 5/20/2028 (a)	1,160,000	1,004,653
2.15%, 5/20/2030	1,546,000	1,356,120
2.90%, 5/20/2024	1,066,000	1,061,022
3.25%, 5/20/2027	2,981,000	2,916,372
3.45%, 5/20/2025	1,361,000	1,360,170
4.25%, 5/20/2032 (a)	2,398,000	2,435,840
Skyworks Solutions, Inc.:
1.80%, 6/1/2026	1,505,000	1,335,101
3.00%, 6/1/2031	1,037,000	844,937

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Texas Instruments, Inc.:
1.13%, 9/15/2026	$ 906,000	$ 824,234
1.38%, 3/12/2025	811,000	767,928
1.75%, 5/4/2030	1,020,000	872,090
1.90%, 9/15/2031 (a)	1,089,000	924,615
2.25%, 9/4/2029	782,000	696,324
2.63%, 5/15/2024 (a)	1,672,000	1,656,317
2.90%, 11/3/2027	597,000	570,941
TSMC Arizona Corp.:
1.75%, 10/25/2026	1,396,000	1,281,779
2.50%, 10/25/2031	1,745,000	1,499,932
3.88%, 4/22/2027	1,581,000	1,575,846
4.13%, 4/22/2029	1,106,000	1,104,109
4.25%, 4/22/2032	1,641,000	1,621,324
Xilinx, Inc.:
2.38%, 6/1/2030 (a)	1,482,000	1,303,478
2.95%, 6/1/2024	796,000	790,325
		117,592,069
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	2,214,000	1,884,734
3.48%, 12/1/2027	1,326,000	1,242,277
3.84%, 5/1/2025	962,000	939,412
Series WI, 4.20%, 5/1/2030	1,744,000	1,643,563
		5,709,986
SOFTWARE — 2.4%
Activision Blizzard, Inc.:
1.35%, 9/15/2030 (a)	808,000	648,913
3.40%, 9/15/2026	931,000	915,639
3.40%, 6/15/2027	1,066,000	1,035,086
Adobe, Inc.:
1.90%, 2/1/2025 (a)	571,000	549,702
2.15%, 2/1/2027 (a)	1,085,000	1,014,573
2.30%, 2/1/2030	1,596,000	1,410,481
3.25%, 2/1/2025	1,259,000	1,253,725
Autodesk, Inc.:
2.40%, 12/15/2031	1,014,000	825,964
2.85%, 1/15/2030	971,000	846,294
3.50%, 6/15/2027	780,000	746,881
4.38%, 6/15/2025	797,000	803,782
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	1,730,000	1,445,450
2.90%, 12/1/2029	1,134,000	991,842
3.40%, 6/27/2026	1,285,000	1,241,464
Cadence Design Systems, Inc. 4.38%, 10/15/2024	371,000	374,821
Citrix Systems, Inc.:
1.25%, 3/1/2026	531,000	513,121
3.30%, 3/1/2030	1,059,000	1,034,696
4.50%, 12/1/2027	777,000	769,253
Security Description	Principal Amount	Value
Electronic Arts, Inc.:
1.85%, 2/15/2031 (a)	$ 1,174,000	$ 954,650
4.80%, 3/1/2026	838,000	856,352
Fidelity National Information Services, Inc.:
0.60%, 3/1/2024	1,504,000	1,423,461
1.15%, 3/1/2026	1,321,000	1,171,952
1.65%, 3/1/2028	1,199,000	1,024,186
2.25%, 3/1/2031	1,315,000	1,069,397
3.75%, 5/21/2029	756,000	706,059
Fiserv, Inc.:
2.25%, 6/1/2027	1,005,000	899,787
2.65%, 6/1/2030	1,077,000	910,367
2.75%, 7/1/2024	1,555,000	1,517,944
3.20%, 7/1/2026	2,570,000	2,441,372
3.50%, 7/1/2029	5,363,000	4,891,700
3.80%, 10/1/2023	971,000	972,709
3.85%, 6/1/2025	1,884,000	1,866,309
4.20%, 10/1/2028	1,124,000	1,085,885
Intuit, Inc.:
0.65%, 7/15/2023	971,000	943,530
0.95%, 7/15/2025 (a)	206,000	189,845
1.35%, 7/15/2027	2,132,000	1,866,140
1.65%, 7/15/2030	755,000	621,622
Microsoft Corp.:
2.00%, 8/8/2023	946,000	936,587
2.40%, 8/8/2026	5,547,000	5,348,140
2.70%, 2/12/2025	2,183,000	2,166,933
2.88%, 2/6/2024	2,962,000	2,957,853
3.13%, 11/3/2025	3,112,000	3,109,635
3.30%, 2/6/2027	4,258,000	4,247,568
3.63%, 12/15/2023 (a)	1,460,000	1,474,293
Oracle Corp.:
1.65%, 3/25/2026	55,000	49,263
2.30%, 3/25/2028	2,816,000	2,424,013
2.40%, 9/15/2023	2,937,000	2,892,005
2.50%, 4/1/2025 (a)	4,173,000	3,964,225
2.65%, 7/15/2026	4,147,000	3,823,575
2.80%, 4/1/2027	3,364,000	3,073,149
2.88%, 3/25/2031	9,594,000	7,904,880
2.95%, 11/15/2024	2,800,000	2,715,636
2.95%, 5/15/2025	4,315,000	4,137,179
2.95%, 4/1/2030	4,224,000	3,605,606
3.25%, 11/15/2027 (a)	3,089,000	2,846,236
3.25%, 5/15/2030	774,000	670,810
3.40%, 7/8/2024 (a)	2,701,000	2,664,509
3.63%, 7/15/2023	1,087,000	1,085,315
Roper Technologies, Inc.:
1.00%, 9/15/2025	123,000	111,169
1.40%, 9/15/2027	1,552,000	1,329,645
1.75%, 2/15/2031	1,118,000	870,687
2.00%, 6/30/2030	1,016,000	820,003
2.35%, 9/15/2024 (a)	883,000	856,016
2.95%, 9/15/2029	1,534,000	1,351,347
3.65%, 9/15/2023	1,064,000	1,065,436

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.80%, 12/15/2026	$ 547,000	$ 535,141
3.85%, 12/15/2025	696,000	690,843
4.20%, 9/15/2028	1,080,000	1,056,758
Salesforce, Inc.:
0.63%, 7/15/2024	1,219,000	1,154,125
1.50%, 7/15/2028 (a)	1,407,000	1,228,621
1.95%, 7/15/2031	1,414,000	1,201,702
3.70%, 4/11/2028	2,093,000	2,069,161
ServiceNow, Inc. 1.40%, 9/1/2030	2,288,000	1,789,376
Take-Two Interactive Software, Inc.:
3.30%, 3/28/2024 (a)	520,000	513,495
3.55%, 4/14/2025	871,000	856,698
3.70%, 4/14/2027	899,000	872,273
4.00%, 4/14/2032	735,000	690,062
VMware, Inc.:
0.60%, 8/15/2023	738,000	713,070
1.00%, 8/15/2024	1,174,000	1,099,474
1.40%, 8/15/2026	1,687,000	1,493,231
1.80%, 8/15/2028	1,117,000	928,015
2.20%, 8/15/2031	1,276,000	1,003,702
3.90%, 8/21/2027	1,685,000	1,618,223
4.50%, 5/15/2025	833,000	836,624
4.65%, 5/15/2027	760,000	756,876
4.70%, 5/15/2030	1,133,000	1,087,669
Workday, Inc.:
3.50%, 4/1/2027	1,494,000	1,431,297
3.70%, 4/1/2029	1,048,000	982,269
3.80%, 4/1/2032 (a)	1,128,000	1,031,443
		135,976,815
TELECOMMUNICATIONS — 2.9%
America Movil SAB de CV:
2.88%, 5/7/2030	1,767,000	1,581,253
3.63%, 4/22/2029	1,415,000	1,346,698
AT&T, Inc.:
0.90%, 3/25/2024	2,341,000	2,236,989
1.65%, 2/1/2028	4,523,000	3,908,550
1.70%, 3/25/2026	3,948,000	3,610,722
2.25%, 2/1/2032 (a)	2,295,000	1,873,477
2.30%, 6/1/2027	2,525,000	2,306,108
2.75%, 6/1/2031 (a)	3,652,000	3,156,022
2.95%, 7/15/2026	1,125,000	1,076,355
3.80%, 2/15/2027	918,000	900,540
3.88%, 1/15/2026	1,136,000	1,135,773
4.10%, 2/15/2028	2,202,000	2,161,307
4.25%, 3/1/2027 (a)	3,735,000	3,728,240
4.30%, 2/15/2030	4,157,000	4,059,518
4.35%, 3/1/2029	3,821,000	3,765,596
Bell Telephone Co. of Canada or Bell Canada:
Series US-3, 0.75%, 3/17/2024	785,000	747,626
Series US-5, 2.15%, 2/15/2032	554,000	453,798
Security Description	Principal Amount	Value
British Telecommunications PLC:
4.50%, 12/4/2023	$ 782,000	$ 785,769
5.13%, 12/4/2028	1,002,000	1,000,687
9.63%, 12/15/2030	2,103,000	2,615,985
Cisco Systems, Inc.:
2.20%, 9/20/2023	865,000	857,172
2.50%, 9/20/2026	1,242,000	1,193,674
2.95%, 2/28/2026 (a)	756,000	743,692
3.50%, 6/15/2025	962,000	967,791
3.63%, 3/4/2024	896,000	902,881
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	3,781,000	4,670,896
Juniper Networks, Inc.:
1.20%, 12/10/2025	101,000	90,445
2.00%, 12/10/2030	1,136,000	889,227
3.75%, 8/15/2029	1,551,000	1,422,779
Koninklijke KPN NV 8.38%, 10/1/2030	678,000	810,495
Motorola Solutions, Inc.:
2.30%, 11/15/2030	1,109,000	867,415
2.75%, 5/24/2031	681,000	551,365
4.00%, 9/1/2024	121,000	120,487
4.60%, 2/23/2028	979,000	954,819
4.60%, 5/23/2029	1,041,000	992,489
5.60%, 6/1/2032	1,337,000	1,347,856
Orange SA 9.00%, 3/1/2031	2,149,000	2,773,392
Rogers Communications, Inc.:
2.90%, 11/15/2026 (a)	952,000	899,097
2.95%, 3/15/2025 (d)	1,263,000	1,221,169
3.20%, 3/15/2027 (d)	1,576,000	1,495,876
3.63%, 12/15/2025	2,182,000	2,136,745
3.80%, 3/15/2032 (d)	2,463,000	2,255,665
4.10%, 10/1/2023	490,000	492,396
Telefonica Emisiones SA 4.10%, 3/8/2027	1,432,000	1,402,859
Telefonica Europe B.V. 8.25%, 9/15/2030	2,017,000	2,412,332
TELUS Corp.:
2.80%, 2/16/2027 (a)	601,000	571,839
3.40%, 5/13/2032	3,265,000	2,934,549
3.70%, 9/15/2027 (a)	116,000	114,266
T-Mobile USA, Inc.:
1.50%, 2/15/2026	1,045,000	945,192
2.05%, 2/15/2028	3,443,000	2,992,174
2.25%, 11/15/2031	1,374,000	1,115,949
2.40%, 3/15/2029	1,683,000	1,453,394
2.55%, 2/15/2031	2,984,000	2,510,290
2.70%, 3/15/2032	1,056,000	885,970
3.50%, 4/15/2025	3,720,000	3,642,252
3.75%, 4/15/2027	4,403,000	4,235,598
3.88%, 4/15/2030	9,582,000	8,946,043

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Verizon Communications, Inc.:
0.75%, 3/22/2024	$ 1,281,000	$ 1,221,972
0.85%, 11/20/2025	2,114,000	1,916,743
1.45%, 3/20/2026	1,877,000	1,718,450
1.50%, 9/18/2030	2,600,000	2,079,506
1.68%, 10/30/2030	862,000	693,513
1.75%, 1/20/2031	7,171,000	5,759,245
2.10%, 3/22/2028	3,575,000	3,175,315
2.36%, 3/15/2032	3,895,000	3,231,097
2.55%, 3/21/2031	8,461,500	7,236,359
2.63%, 8/15/2026 (a)	3,615,000	3,416,898
3.00%, 3/22/2027	1,307,000	1,242,147
3.15%, 3/22/2030 (a)	1,552,000	1,410,923
3.38%, 2/15/2025	962,000	955,911
3.50%, 11/1/2024	653,000	651,720
3.88%, 2/8/2029 (a)	995,000	961,996
4.02%, 12/3/2029	5,279,000	5,121,580
4.13%, 3/16/2027	3,977,000	3,967,893
4.33%, 9/21/2028	4,727,000	4,704,594
7.75%, 12/1/2030	930,000	1,117,758
Vodafone Group PLC:
3.75%, 1/16/2024	670,000	673,022
4.13%, 5/30/2025	2,472,000	2,481,542
4.38%, 5/30/2028	3,674,000	3,653,132
7.88%, 2/15/2030	368,000	433,305
		163,096,164
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.00%, 11/19/2024	840,000	817,194
3.50%, 9/15/2027	897,000	846,840
3.55%, 11/19/2026	815,000	778,773
3.90%, 11/19/2029	987,000	906,323
		3,349,130
TRANSPORTATION — 1.1%
BNSF Funding Trust I 3 Month USD LIBOR + 2.35%, 6.61%, 12/15/2055 (b)	371,000	364,611
Burlington Northern Santa Fe LLC:
3.00%, 4/1/2025 (a)	1,126,000	1,113,547
3.25%, 6/15/2027 (a)	881,000	862,340
3.40%, 9/1/2024	367,000	367,540
3.65%, 9/1/2025	991,000	995,519
3.75%, 4/1/2024	1,052,000	1,058,807
7.00%, 12/15/2025	2,943,000	3,256,518
Canadian National Railway Co.:
2.75%, 3/1/2026	1,202,000	1,154,641
2.95%, 11/21/2024	1,075,000	1,057,789
6.90%, 7/15/2028	1,718,000	1,951,304
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	1,642,000	1,548,209
Security Description	Principal Amount	Value
1.75%, 12/2/2026	$ 1,275,000	$ 1,154,398
2.05%, 3/5/2030	813,000	688,172
2.45%, 12/2/2031	1,406,000	1,206,250
2.90%, 2/1/2025	1,123,000	1,089,119
4.00%, 6/1/2028	1,127,000	1,115,978
7.13%, 10/15/2031	755,000	877,861
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	421,000	406,366
CSX Corp.:
2.40%, 2/15/2030 (a)	1,061,000	929,447
3.25%, 6/1/2027	967,000	927,788
3.35%, 11/1/2025 (a)	924,000	907,922
3.40%, 8/1/2024	777,000	771,794
3.80%, 3/1/2028	492,000	480,905
4.25%, 3/15/2029	1,263,000	1,256,849
FedEx Corp.:
2.40%, 5/15/2031 (a)	912,000	768,579
3.10%, 8/5/2029 (a)	860,000	784,707
3.25%, 4/1/2026	1,124,000	1,102,880
3.40%, 2/15/2028	851,000	812,458
4.20%, 10/17/2028	782,000	775,650
4.25%, 5/15/2030 (a)	1,738,000	1,693,403
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	1,037,000	1,024,369
Kansas City Southern 2.88%, 11/15/2029	1,083,000	968,245
Kirby Corp. 4.20%, 3/1/2028	819,000	762,292
Norfolk Southern Corp.:
2.30%, 5/15/2031	492,000	419,917
2.55%, 11/1/2029	1,085,000	971,661
2.90%, 6/15/2026	809,000	774,318
3.00%, 3/15/2032 (a)	1,125,000	1,015,358
3.15%, 6/1/2027	716,000	682,183
3.65%, 8/1/2025	436,000	432,577
3.85%, 1/15/2024	683,000	684,366
7.80%, 5/15/2027	705,000	811,716
Ryder System, Inc.:
4.30%, 6/15/2027	1,653,000	1,618,601
Series MTN, 1.75%, 9/1/2026 (a)	671,000	607,463
Series MTN, 2.85%, 3/1/2027	865,000	802,495
Series MTN, 2.90%, 12/1/2026	1,077,000	1,003,409
Series MTN, 3.35%, 9/1/2025	1,007,000	973,255
Series MTN, 3.65%, 3/18/2024 (a)	411,000	407,552
Series MTN, 3.88%, 12/1/2023	1,011,000	1,008,867
Series MTN, 4.63%, 6/1/2025	1,028,000	1,034,353
Union Pacific Corp.:
2.15%, 2/5/2027	1,066,000	988,598

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
2.38%, 5/20/2031 (a)	$ 1,100,000	$ 952,094
2.40%, 2/5/2030	1,491,000	1,316,643
2.75%, 3/1/2026	824,000	790,710
2.80%, 2/14/2032 (a)	1,065,000	947,083
3.15%, 3/1/2024	659,000	654,354
3.25%, 1/15/2025 (a)	908,000	902,743
3.25%, 8/15/2025	918,000	903,753
3.65%, 2/15/2024	292,000	292,374
3.70%, 3/1/2029 (a)	976,000	949,141
3.75%, 3/15/2024	721,000	722,615
3.75%, 7/15/2025	443,000	443,270
3.95%, 9/10/2028 (a)	1,377,000	1,360,683
6.63%, 2/1/2029	145,000	163,754
United Parcel Service, Inc.:
2.20%, 9/1/2024	851,000	830,602
2.40%, 11/15/2026 (a)	839,000	797,176
2.50%, 9/1/2029	1,072,000	973,558
2.80%, 11/15/2024	511,000	504,817
3.40%, 3/15/2029	1,096,000	1,056,917
3.90%, 4/1/2025	868,000	875,178
4.45%, 4/1/2030	1,084,000	1,108,650
		65,019,061
TRUCKING & LEASING — 0.1%
GATX Corp.:
1.90%, 6/1/2031	991,000	770,066
3.25%, 3/30/2025	262,000	254,947
3.25%, 9/15/2026	1,209,000	1,153,253
3.50%, 3/15/2028	91,000	84,968
3.50%, 6/1/2032 (a)	693,000	606,694
3.85%, 3/30/2027	873,000	845,012
4.00%, 6/30/2030	760,000	701,776
4.35%, 2/15/2024	719,000	723,580
4.55%, 11/7/2028	569,000	556,573
		5,696,869
VENTURE CAPITAL — 0.0% (e)
Hercules Capital, Inc.:
2.63%, 9/16/2026	950,000	819,128
3.38%, 1/20/2027	998,000	867,661
		1,686,789
WATER — 0.2%
American Water Capital Corp.:
2.30%, 6/1/2031	250,000	211,655
2.80%, 5/1/2030	855,000	766,986
2.95%, 9/1/2027	992,000	932,103
3.40%, 3/1/2025	729,000	720,135
3.45%, 6/1/2029	444,000	417,302
3.75%, 9/1/2028	467,000	451,328
3.85%, 3/1/2024	822,000	822,682
4.45%, 6/1/2032	1,289,000	1,281,266
Aqua America, Inc. 3.57%, 5/1/2029	680,000	634,848
Security Description	Principal Amount	Value
Essential Utilities, Inc.:
2.40%, 5/1/2031	$ 1,078,000	$ 899,753
2.70%, 4/15/2030	1,672,000	1,461,295
United Utilities PLC 6.88%, 8/15/2028	835,000	905,332
		9,504,685
TOTAL CORPORATE BONDS & NOTES (Cost $6,075,562,228)		5,583,582,062
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
AUSTRALIA — 0.0% (e)
National Australia Bank, Ltd. 3.50%, 6/9/2025	1,254,000	1,242,914
CHINA — 0.0% (e)
NXP BV/NXP Funding LLC 5.55%, 12/1/2028	1,024,000	1,044,255
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.88%, 6/18/2026	942,000	908,738
		1,952,993
SWITZERLAND — 0.1%
Credit Suisse AG 3.70%, 2/21/2025	2,186,000	2,139,985
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $5,677,988)		5,335,892
	Shares
SHORT-TERM INVESTMENTS — 3.8%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (g) (h)	41,308,684	41,304,554
State Street Navigator Securities Lending Portfolio II (i) (j)	177,130,733	177,130,733
TOTAL SHORT-TERM INVESTMENTS (Cost $218,435,379)		218,435,287
TOTAL INVESTMENTS — 102.3% (Cost $6,299,675,595)		5,807,353,241
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(131,441,474)
NET ASSETS — 100.0%		$ 5,675,911,767

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

(a)	All or a portion of the shares of the security are on loan at June 30, 2022.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2022. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$5,583,582,062	$—	$5,583,582,062
Foreign Government Obligations	—	5,335,892	—	5,335,892
Short-Term Investments	218,435,287	—	—	218,435,287
TOTAL INVESTMENTS	$218,435,287	$5,588,917,954	$—	$5,807,353,241

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	20,867,148	$ 20,873,408	$ 799,119,785	$ 778,685,145	$(3,402)	$(92)	41,308,684	$ 41,304,554	$ 27,398
State Street Navigator Securities Lending Portfolio II	228,861,358	228,861,358	929,126,428	980,857,053	—	—	177,130,733	177,130,733	343,383
Total		$249,734,766	$1,728,246,213	$1,759,542,198	$(3,402)	$(92)		$218,435,287	$370,781
See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.4%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
3.38%, 3/1/2041	$ 219,000	$ 163,683
5.40%, 10/1/2048	146,000	142,551
		306,234
AEROSPACE & DEFENSE — 2.4%
Boeing Co.:
3.25%, 2/1/2035	184,000	140,061
3.38%, 6/15/2046	115,000	76,090
3.50%, 3/1/2039	121,000	87,199
3.55%, 3/1/2038	121,000	88,234
3.60%, 5/1/2034	134,000	106,649
3.63%, 3/1/2048	138,000	92,408
3.65%, 3/1/2047	171,000	115,970
3.75%, 2/1/2050	298,000	210,132
3.83%, 3/1/2059	183,000	117,760
3.85%, 11/1/2048	155,000	110,174
3.90%, 5/1/2049	244,000	173,438
3.95%, 8/1/2059	245,000	165,419
5.71%, 5/1/2040	729,000	681,061
5.81%, 5/1/2050	1,423,000	1,310,341
5.88%, 2/15/2040	196,000	183,687
5.93%, 5/1/2060	1,066,000	975,209
6.13%, 2/15/2033	116,000	118,415
6.63%, 2/15/2038	167,000	171,683
6.88%, 3/15/2039	200,000	207,708
General Dynamics Corp.:
2.85%, 6/1/2041	212,000	164,974
3.60%, 11/15/2042	187,000	160,758
4.25%, 4/1/2040	231,000	221,014
4.25%, 4/1/2050	220,000	211,325
L3Harris Technologies, Inc.:
4.85%, 4/27/2035	112,000	109,875
5.05%, 4/27/2045	171,000	166,335
6.15%, 12/15/2040	135,000	148,603
Lockheed Martin Corp.:
2.80%, 6/15/2050 (b)	195,000	145,683
3.60%, 3/1/2035	142,000	130,654
3.80%, 3/1/2045	317,000	279,810
3.90%, 6/15/2032	113,000	111,482
4.07%, 12/15/2042	356,604	330,978
4.09%, 9/15/2052	426,600	397,489
4.15%, 6/15/2053	266,000	249,112
4.30%, 6/15/2062	141,000	132,653
4.50%, 5/15/2036	189,000	188,854
4.70%, 5/15/2046	370,000	373,515
5.72%, 6/1/2040	154,000	169,825
Series B, 6.15%, 9/1/2036	116,000	134,193
Northrop Grumman Corp.:
3.85%, 4/15/2045	120,000	101,360
4.03%, 10/15/2047	721,000	640,032
4.75%, 6/1/2043	262,000	251,148
Security Description	Principal Amount	Value
5.05%, 11/15/2040	$ 187,000	$ 186,978
5.15%, 5/1/2040	211,000	213,796
5.25%, 5/1/2050	308,000	325,291
Raytheon Technologies Corp.:
2.82%, 9/1/2051	244,000	174,248
3.03%, 3/15/2052	300,000	224,502
3.13%, 7/1/2050	274,000	210,032
3.75%, 11/1/2046	286,000	243,217
4.05%, 5/4/2047	217,000	192,618
4.15%, 5/15/2045	159,000	141,283
4.35%, 4/15/2047	280,000	258,793
4.45%, 11/16/2038	179,382	172,576
4.50%, 6/1/2042	922,000	878,454
4.63%, 11/16/2048	483,000	470,688
4.70%, 12/15/2041	181,000	173,557
4.80%, 12/15/2043	184,000	180,657
4.88%, 10/15/2040	161,000	159,520
5.40%, 5/1/2035	70,000	74,217
5.70%, 4/15/2040	215,000	233,172
6.05%, 6/1/2036	145,000	163,654
6.13%, 7/15/2038	217,000	244,225
		14,872,788
AGRICULTURE — 1.5%
Altria Group, Inc.:
2.45%, 2/4/2032	119,000	89,619
3.40%, 2/4/2041	400,000	265,792
3.70%, 2/4/2051	371,000	238,534
3.88%, 9/16/2046	430,000	289,631
4.00%, 2/4/2061	304,000	200,673
4.25%, 8/9/2042	297,000	218,289
4.45%, 5/6/2050	226,000	162,347
4.50%, 5/2/2043	307,000	227,453
5.38%, 1/31/2044	411,000	354,118
5.80%, 2/14/2039	614,000	560,220
5.95%, 2/14/2049	802,000	703,875
6.20%, 2/14/2059	1,000	933
Archer-Daniels-Midland Co.:
2.70%, 9/15/2051	224,000	164,239
3.75%, 9/15/2047	147,000	132,811
4.02%, 4/16/2043	162,000	147,030
4.50%, 3/15/2049	205,000	204,656
4.54%, 3/26/2042	158,000	153,527
5.38%, 9/15/2035	16,000	17,487
5.94%, 10/1/2032	113,000	126,588
BAT Capital Corp.:
3.73%, 9/25/2040	188,000	132,297
3.98%, 9/25/2050	227,000	154,387
4.39%, 8/15/2037	220,000	174,838
4.54%, 8/15/2047	637,000	468,068
4.76%, 9/6/2049	310,000	233,709
5.28%, 4/2/2050 (b)	352,000	289,865
5.65%, 3/16/2052	367,000	313,675
Philip Morris International, Inc.:
3.88%, 8/21/2042	181,000	141,898
4.13%, 3/4/2043	313,000	252,100

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.25%, 11/10/2044	$ 285,000	$ 232,463
4.38%, 11/15/2041	206,000	172,004
4.50%, 3/20/2042	248,000	211,584
4.88%, 11/15/2043	277,000	246,979
6.38%, 5/16/2038	493,000	517,443
Reynolds American, Inc.:
5.70%, 8/15/2035	125,000	116,507
5.85%, 8/15/2045	845,000	710,848
6.15%, 9/15/2043	298,000	270,897
7.25%, 6/15/2037	118,000	123,007
		9,020,391
AIRLINES — 0.1%
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	2,401	2,011
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	1,432	1,310
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	62,741	57,398
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	27,454	24,718
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	5,228	4,640
American Airlines 2017-1 Pass Through Trust Series AA, Class AA, 3.65%, 2/15/2029	62,115	56,837
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	69,733	62,881
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	103,422	90,630
American Airlines 2021-1 Class A Pass Through Trust Series A, Class A, 2.88%, 1/11/2036	119,000	100,981
JetBlue 2019-1 Pass Through Trust Series 2019, Class AA, 2.75%, 11/15/2033	165,589	140,358
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	49,601	45,564
Security Description	Principal Amount	Value
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	$ 17,790	$ 16,706
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	78,386	70,514
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	89,189	83,066
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	109,206	91,865
United Airlines Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	44,935	41,976
US Airways 2013-1 Pass Through Trust Class A, 3.95%, 5/15/2027	4,286	3,841
		895,296
APPAREL — 0.2%
NIKE, Inc.:
3.25%, 3/27/2040	252,000	215,835
3.38%, 11/1/2046	143,000	122,517
3.38%, 3/27/2050 (b)	309,000	262,783
3.63%, 5/1/2043	190,000	167,732
3.88%, 11/1/2045	171,000	157,052
		925,919
AUTO MANUFACTURERS — 0.4%
Cummins, Inc.:
2.60%, 9/1/2050 (b)	187,000	127,992
4.88%, 10/1/2043	205,000	207,876
General Motors Co.:
5.00%, 4/1/2035	124,000	111,085
5.15%, 4/1/2038	297,000	260,053
5.20%, 4/1/2045	447,000	376,472
5.40%, 4/1/2048	327,000	286,351
5.95%, 4/1/2049	316,000	293,934
6.25%, 10/2/2043	406,000	387,121
6.60%, 4/1/2036	196,000	198,701
6.75%, 4/1/2046	286,000	288,497
		2,538,082
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv PLC:
3.10%, 12/1/2051	314,000	202,602
4.40%, 10/1/2046	143,000	112,714
Aptiv PLC 5.40%, 3/15/2049	176,000	161,181
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052	321,000	245,847

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
BorgWarner, Inc. 4.38%, 3/15/2045	$ 235,000	$ 190,348
Lear Corp.:
3.55%, 1/15/2052	201,000	132,330
5.25%, 5/15/2049	171,000	148,264
		1,193,286
BANKS — 8.3%
Bank of America Corp.:
6.11%, 1/29/2037	475,000	514,729
7.75%, 5/14/2038	417,000	515,116
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	494,000	421,718
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	663,000	610,192
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	641,000	457,027
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	858,000	673,839
Series L, 4.75%, 4/21/2045	188,000	170,044
Series MTN, 4.88%, 4/1/2044 (b)	146,000	140,455
Series MTN, 5.00%, 1/21/2044	572,000	558,552
Series MTN, 5.88%, 2/7/2042	381,000	411,232
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (c)	432,000	379,706
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (c)	624,000	560,988
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	626,000	570,367
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	1,536,000	1,322,404
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	297,000	205,646
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	1,433,000	1,034,167
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	250,000	196,055
Bank of America NA Series BKNT, 6.00%, 10/15/2036	291,000	319,355
Bank of Nova Scotia 2.45%, 2/2/2032 (b)	118,000	97,985
Barclays PLC:
4.95%, 1/10/2047	496,000	470,124
5.25%, 8/17/2045	452,000	436,858
1 year CMT + 1.30%, 3.33%, 11/24/2042 (c)	271,000	202,231
1 year CMT + 1.70%, 3.81%, 3/10/2042 (b) (c)	237,000	180,016
Security Description	Principal Amount	Value
Citigroup, Inc.:
4.65%, 7/30/2045	$ 237,000	$ 216,573
4.65%, 7/23/2048	644,000	599,087
4.75%, 5/18/2046	587,000	527,431
5.30%, 5/6/2044	267,000	260,792
5.88%, 1/30/2042	231,000	245,202
6.00%, 10/31/2033	107,000	112,395
6.13%, 8/25/2036	118,000	124,941
6.63%, 6/15/2032	119,000	130,119
6.68%, 9/13/2043	338,000	384,489
8.13%, 7/15/2039	571,000	749,620
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (c)	329,000	284,759
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	283,000	252,767
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	337,000	245,542
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	325,000	326,524
Citizens Financial Group, Inc. 2.64%, 9/30/2032	116,000	92,498
Cooperatieve Rabobank UA:
5.25%, 8/4/2045	354,000	348,899
5.75%, 12/1/2043	432,000	451,729
Series BKNT, 5.25%, 5/24/2041	432,000	467,476
Credit Suisse Group AG 4.88%, 5/15/2045	617,000	528,004
Fifth Third Bancorp 8.25%, 3/1/2038	181,000	232,739
First Republic Bank:
Series BKNT, 4.38%, 8/1/2046	200,000	179,222
Series BKNT, 4.63%, 2/13/2047	152,000	138,208
Goldman Sachs Capital I 6.35%, 2/15/2034	153,000	163,269
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	368,000	342,350
5.15%, 5/22/2045	655,000	623,305
6.13%, 2/15/2033	212,000	230,399
6.25%, 2/1/2041	811,000	897,428
6.45%, 5/1/2036	175,000	189,525
6.75%, 10/1/2037	1,366,000	1,513,227
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	769,000	671,629
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	428,000	389,523
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	299,000	255,693
SOFR + 1.47%, 2.91%, 7/21/2042 (c)	480,000	350,045

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	$ 714,000	$ 544,782
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	669,000	526,336
Series MTN, 4.80%, 7/8/2044	450,000	422,604
HSBC Bank USA NA:
Series BKNT, 5.63%, 8/15/2035 (b)	115,000	116,133
Series BKNT, 5.88%, 11/1/2034	81,000	83,278
Series BKNT, 7.00%, 1/15/2039	153,000	180,405
HSBC Holdings PLC:
5.25%, 3/14/2044	420,000	390,894
6.10%, 1/14/2042 (b)	237,000	262,058
6.50%, 5/2/2036	455,000	484,402
6.50%, 9/15/2037	638,000	682,960
6.80%, 6/1/2038	357,000	387,545
7.63%, 5/17/2032	117,000	133,936
JPMorgan Chase & Co.:
4.85%, 2/1/2044	254,000	248,694
4.95%, 6/1/2045	450,000	429,323
5.40%, 1/6/2042	418,000	428,814
5.50%, 10/15/2040	385,000	398,914
5.60%, 7/15/2041	430,000	451,298
5.63%, 8/16/2043	406,000	424,717
6.40%, 5/15/2038	632,000	718,913
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (c)	539,000	454,490
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	704,000	620,886
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	958,000	816,609
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	423,000	364,922
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	580,000	515,794
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	499,000	387,528
SOFR + 1.51%, 2.53%, 11/19/2041 (c)	364,000	259,161
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	855,000	653,707
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	587,000	432,443
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	426,000	330,708
Lloyds Banking Group PLC:
4.34%, 1/9/2048 (b)	480,000	393,941
5.30%, 12/1/2045	191,000	177,162
Security Description	Principal Amount	Value
5 Year CMT + 1.50%, 3.37%, 12/14/2046 (c)	$ 416,600	$ 296,628
Mitsubishi UFJ Financial Group, Inc.:
3.75%, 7/18/2039	443,000	385,002
4.15%, 3/7/2039 (b)	129,000	118,379
4.29%, 7/26/2038 (b)	176,000	163,034
1 year CMT + 0.97%, 2.49%, 10/13/2032 (c)	45,000	37,160
Morgan Stanley:
4.30%, 1/27/2045	629,000	565,735
4.38%, 1/22/2047	552,000	500,907
6.38%, 7/24/2042	580,000	664,651
7.25%, 4/1/2032	116,000	136,877
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (c)	303,000	283,344
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	612,000	547,293
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	495,000	388,278
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	565,000	611,200
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	487,000	337,028
Regions Bank Series BKNT, 6.45%, 6/26/2037	139,000	155,474
Regions Financial Corp. 7.38%, 12/10/2037	109,000	129,686
Sumitomo Mitsui Financial Group, Inc.:
2.30%, 1/12/2041 (b)	141,000	96,166
2.93%, 9/17/2041	191,000	140,207
3.05%, 1/14/2042 (b)	170,000	130,460
Wachovia Corp. 5.50%, 8/1/2035	155,000	157,871
Wells Fargo & Co.:
3.90%, 5/1/2045	668,000	563,966
5.38%, 2/7/2035	117,000	120,924
5.38%, 11/2/2043	644,000	634,044
5.61%, 1/15/2044	708,400	712,976
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	949,000	739,641
Series GMTN, 4.90%, 11/17/2045	586,000	542,255
Series MTN, 4.40%, 6/14/2046	698,000	605,368
Series MTN, 4.65%, 11/4/2044	535,000	479,954
Series MTN, 4.75%, 12/7/2046	715,000	651,916
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	943,000	872,662

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series MTN, SOFR + 4.50%, 5.01%, 4/4/2051 (c)	$ 1,585,000	$ 1,554,711
Wells Fargo Bank NA:
5.95%, 8/26/2036	117,000	125,686
Series BKNT, 5.85%, 2/1/2037	215,000	229,611
Series BKNT, 6.60%, 1/15/2038	320,000	369,581
Westpac Banking Corp.:
2.96%, 11/16/2040	270,000	195,718
3.13%, 11/18/2041	213,000	156,702
4.42%, 7/24/2039	304,000	272,308
		50,370,975
BEVERAGES — 3.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	1,299,000	1,246,936
4.90%, 2/1/2046	2,604,000	2,456,015
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/2043	220,000	182,019
4.63%, 2/1/2044	323,000	291,717
4.70%, 2/1/2036	137,000	131,390
4.90%, 2/1/2046	354,000	331,096
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	381,000	310,366
4.35%, 6/1/2040	381,000	341,277
4.38%, 4/15/2038	460,000	420,822
4.44%, 10/6/2048	486,000	427,456
4.50%, 6/1/2050	592,000	531,871
4.60%, 4/15/2048	564,000	507,826
4.60%, 6/1/2060	362,000	317,373
4.75%, 4/15/2058	557,000	502,369
4.95%, 1/15/2042	406,000	386,946
5.45%, 1/23/2039	481,000	488,542
5.55%, 1/23/2049	1,144,000	1,169,019
5.80%, 1/23/2059	604,000	629,145
5.88%, 6/15/2035	119,000	126,122
8.00%, 11/15/2039	203,000	257,849
8.20%, 1/15/2039	338,000	437,930
Brown-Forman Corp.:
4.00%, 4/15/2038	181,000	163,785
4.50%, 7/15/2045	128,000	117,880
Coca-Cola Co.:
2.50%, 6/1/2040	162,000	127,298
2.50%, 3/15/2051	435,000	316,802
2.60%, 6/1/2050	328,000	244,642
2.75%, 6/1/2060 (b)	287,000	206,617
2.88%, 5/5/2041	281,000	231,347
3.00%, 3/5/2051	417,000	336,536
4.20%, 3/25/2050	223,000	218,040
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	120,000	93,502
Security Description	Principal Amount	Value
5.25%, 11/26/2043	$ 242,000	$ 242,302
Constellation Brands, Inc.:
3.75%, 5/1/2050	251,000	200,336
4.10%, 2/15/2048	137,000	115,790
4.50%, 5/9/2047	176,000	156,348
5.25%, 11/15/2048	137,000	135,212
Diageo Capital PLC:
2.13%, 4/29/2032	121,000	100,886
3.88%, 4/29/2043	190,000	169,666
5.88%, 9/30/2036	131,000	146,805
Diageo Investment Corp.:
4.25%, 5/11/2042	110,000	103,715
7.45%, 4/15/2035	115,000	146,370
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	558,000	431,825
4.38%, 5/10/2043	223,000	201,046
Keurig Dr Pepper, Inc.:
3.35%, 3/15/2051	148,000	109,683
3.80%, 5/1/2050	169,000	133,922
4.42%, 12/15/2046	219,000	194,249
4.50%, 11/15/2045	125,000	110,380
4.50%, 4/15/2052	267,000	235,144
5.09%, 5/25/2048	210,000	211,100
Molson Coors Beverage Co.:
4.20%, 7/15/2046	606,000	496,199
5.00%, 5/1/2042	362,682	332,376
PepsiCo, Inc.:
2.63%, 10/21/2041	181,000	142,241
2.75%, 10/21/2051 (b)	284,000	218,285
2.88%, 10/15/2049 (b)	276,000	219,081
3.38%, 7/29/2049	276,000	236,101
3.45%, 10/6/2046	128,000	110,223
3.50%, 3/19/2040	176,000	157,004
3.60%, 8/13/2042	93,000	82,523
3.63%, 3/19/2050	214,000	194,107
3.88%, 3/19/2060	118,000	109,792
4.00%, 3/5/2042	205,000	191,976
4.00%, 5/2/2047	252,000	239,627
4.25%, 10/22/2044	107,000	101,806
4.45%, 4/14/2046	236,000	238,221
4.88%, 11/1/2040	105,000	110,959
		19,875,835
BIOTECHNOLOGY — 1.6%
Amgen, Inc.:
2.77%, 9/1/2053	213,000	143,705
2.80%, 8/15/2041	272,000	201,669
3.00%, 1/15/2052	389,000	276,746
3.15%, 2/21/2040	662,000	525,224
3.38%, 2/21/2050	645,000	494,509
4.20%, 2/22/2052	234,000	205,302
4.40%, 5/1/2045	591,000	536,528
4.40%, 2/22/2062	291,000	253,065
4.56%, 6/15/2048	441,000	405,394
4.66%, 6/15/2051	931,000	874,162

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.95%, 10/1/2041	$ 258,000	$ 253,034
5.15%, 11/15/2041	196,000	194,111
5.65%, 6/15/2042	91,000	95,719
5.75%, 3/15/2040	163,000	173,869
6.38%, 6/1/2037	139,000	160,335
6.40%, 2/1/2039	163,000	184,082
Baxalta, Inc. 5.25%, 6/23/2045	214,000	213,347
Biogen, Inc.:
3.15%, 5/1/2050	294,000	201,616
3.25%, 2/15/2051	221,000	154,243
5.20%, 9/15/2045	320,000	307,181
Gilead Sciences, Inc.:
2.60%, 10/1/2040	210,000	154,060
2.80%, 10/1/2050	387,000	270,827
4.00%, 9/1/2036	306,000	285,210
4.15%, 3/1/2047	443,000	390,886
4.50%, 2/1/2045	429,000	396,786
4.60%, 9/1/2035	181,000	179,329
4.75%, 3/1/2046	649,000	621,411
4.80%, 4/1/2044	469,000	454,339
5.65%, 12/1/2041	332,000	355,160
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	151,000	102,306
Royalty Pharma PLC:
2.15%, 9/2/2031	21,000	16,395
3.30%, 9/2/2040	276,000	203,947
3.35%, 9/2/2051	175,000	118,472
3.55%, 9/2/2050	401,000	280,002
		9,682,971
BUILDING MATERIALS — 0.5%
Carrier Global Corp.:
3.38%, 4/5/2040	377,000	296,092
3.58%, 4/5/2050	560,000	424,962
Fortune Brands Home & Security, Inc. 4.50%, 3/25/2052	128,000	98,971
Johnson Controls International PLC:
4.50%, 2/15/2047	112,000	97,918
4.63%, 7/2/2044	155,000	139,317
4.95%, 7/2/2064 (d)	170,000	149,559
5.13%, 9/14/2045	161,000	155,198
6.00%, 1/15/2036	118,000	128,170
Lafarge SA 7.13%, 7/15/2036	125,000	147,582
Martin Marietta Materials, Inc.:
3.20%, 7/15/2051	206,000	145,706
4.25%, 12/15/2047	191,000	159,092
Masco Corp.:
3.13%, 2/15/2051	135,000	91,934
4.50%, 5/15/2047	159,000	135,492
Owens Corning:
4.30%, 7/15/2047 (b)	227,000	185,972
Security Description	Principal Amount	Value
4.40%, 1/30/2048	$ 187,000	$ 154,368
7.00%, 12/1/2036	81,000	88,904
Vulcan Materials Co.:
4.50%, 6/15/2047	221,000	196,681
4.70%, 3/1/2048	205,000	187,421
		2,983,339
CHEMICALS — 1.9%
Air Products & Chemicals, Inc.:
2.70%, 5/15/2040	191,000	151,897
2.80%, 5/15/2050	260,000	196,217
Albemarle Corp. 5.45%, 12/1/2044	178,000	171,683
ALBEMARLE Corp. 5.65%, 6/1/2052	258,000	257,791
CF Industries, Inc.:
4.95%, 6/1/2043	320,000	287,200
5.38%, 3/15/2044	286,000	266,724
Dow Chemical Co 5.55%, 11/30/2048	373,000	377,375
Dow Chemical Co.:
3.60%, 11/15/2050	284,000	216,814
4.38%, 11/15/2042	454,000	399,783
4.63%, 10/1/2044	219,000	198,331
4.80%, 5/15/2049	180,000	164,682
5.25%, 11/15/2041	290,000	287,112
7.38%, 11/1/2029	22,000	25,401
9.40%, 5/15/2039	115,000	163,837
DuPont de Nemours, Inc.:
5.32%, 11/15/2038	566,000	560,012
5.42%, 11/15/2048	669,000	664,966
Eastman Chemical Co.:
4.65%, 10/15/2044	319,000	276,681
4.80%, 9/1/2042	289,000	260,415
Ecolab, Inc.:
2.13%, 2/1/2032	120,000	101,308
2.13%, 8/15/2050 (b)	119,000	76,017
2.70%, 12/15/2051	148,000	105,737
2.75%, 8/18/2055	113,000	79,095
3.95%, 12/1/2047	189,000	171,678
5.50%, 12/8/2041	168,000	186,581
FMC Corp. 4.50%, 10/1/2049	185,000	158,369
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	213,000	182,179
5.00%, 9/26/2048	222,000	207,430
Linde, Inc.:
2.00%, 8/10/2050	165,000	103,521
3.55%, 11/7/2042	185,000	159,897
Lubrizol Corp. 6.50%, 10/1/2034	116,000	137,312
LYB International Finance B.V.:
4.88%, 3/15/2044	278,000	250,889
5.25%, 7/15/2043	233,000	217,636

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
LYB International Finance III LLC:
3.38%, 10/1/2040	$ 244,000	$ 186,933
3.63%, 4/1/2051	256,000	189,289
3.80%, 10/1/2060	243,000	172,248
4.20%, 10/15/2049	274,000	222,625
4.20%, 5/1/2050	225,000	182,956
LyondellBasell Industries NV 4.63%, 2/26/2055	270,000	230,818
Mosaic Co.:
4.88%, 11/15/2041	195,000	177,432
5.45%, 11/15/2033	122,000	126,458
5.63%, 11/15/2043	160,000	164,397
Nutrien, Ltd.:
3.95%, 5/13/2050	156,000	134,564
4.13%, 3/15/2035	116,000	107,496
4.90%, 6/1/2043	166,000	159,983
5.00%, 4/1/2049	186,000	184,815
5.25%, 1/15/2045	181,000	180,513
5.63%, 12/1/2040	165,000	172,079
5.88%, 12/1/2036	86,000	95,102
6.13%, 1/15/2041	145,000	158,385
RPM International, Inc.:
4.25%, 1/15/2048	119,000	101,044
5.25%, 6/1/2045	171,000	158,909
Sherwin-Williams Co.:
2.90%, 3/15/2052	148,000	101,145
3.30%, 5/15/2050	145,000	107,464
3.80%, 8/15/2049	149,000	119,230
4.00%, 12/15/2042	149,000	121,928
4.50%, 6/1/2047	326,000	288,119
4.55%, 8/1/2045	180,000	157,504
Westlake Corp.:
2.88%, 8/15/2041	142,000	100,581
3.13%, 8/15/2051	152,000	105,997
3.38%, 8/15/2061	245,000	165,495
4.38%, 11/15/2047	181,000	155,627
5.00%, 8/15/2046	256,000	241,948
		11,835,654
COMMERCIAL SERVICES — 1.8%
American University Series 2019, 3.67%, 4/1/2049	128,000	109,396
Brown University in Providence in the State of Rhode Island and Providence Plant Series A, 2.92%, 9/1/2050	134,000	106,829
California Endowment Series 2021, 2.50%, 4/1/2051	193,000	137,831
California Institute of Technology:
3.65%, 9/1/2119	161,000	120,063
4.32%, 8/1/2045	155,000	154,148
4.70%, 11/1/2111	128,000	122,739
Security Description	Principal Amount	Value
Claremont Mckenna College 3.78%, 1/1/2122	$ 188,000	$ 134,478
Cleveland Clinic Foundation 4.86%, 1/1/2114	31,000	29,809
Duke University:
Series 2020, 2.68%, 10/1/2044	118,000	90,658
Series 2020, 2.76%, 10/1/2050	132,000	97,790
Series 2020, 2.83%, 10/1/2055	176,000	133,985
Emory University Series 2020, 2.97%, 9/1/2050	179,000	141,899
Equifax, Inc. 2.35%, 9/15/2031	103,000	82,221
Ford Foundation:
Series 2020, 2.42%, 6/1/2050 (b)	207,000	143,826
Series 2020, 2.82%, 6/1/2070	122,000	82,992
George Washington University:
4.87%, 9/15/2045	159,000	160,790
Series 2014, 4.30%, 9/15/2044	156,000	145,408
Series 2018, 4.13%, 9/15/2048	186,000	170,636
Georgetown University:
Series 20A, 2.94%, 4/1/2050 (b)	125,000	88,179
Series A, 5.22%, 10/1/2118	115,000	109,196
Series B, 4.32%, 4/1/2049	118,000	107,689
Global Payments, Inc. 4.15%, 8/15/2049 (b)	190,000	148,536
Howard University Series 22A, 5.21%, 10/1/2052	152,000	138,229
Johns Hopkins University:
Series 2013, 4.08%, 7/1/2053	121,000	115,680
Series A, 2.81%, 1/1/2060	153,000	110,087
Leland Stanford Junior University:
2.41%, 6/1/2050	168,000	120,632
3.65%, 5/1/2048	138,000	127,992
Massachusetts Institute of Technology:
3.07%, 4/1/2052	138,000	112,798
3.89%, 7/1/2116	196,000	164,360
3.96%, 7/1/2038	11,000	10,772
4.68%, 7/1/2114	123,000	122,541
5.60%, 7/1/2111	138,000	163,366
Series F, 2.99%, 7/1/2050	145,000	117,992
Series G, 2.29%, 7/1/2051 (b)	123,000	84,855
Moody's Corp.:
2.55%, 8/18/2060	137,000	84,854

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
2.75%, 8/19/2041	$ 203,000	$ 148,568
3.10%, 11/29/2061	117,000	80,748
3.25%, 5/20/2050	92,000	68,136
3.75%, 2/25/2052	144,000	117,855
4.88%, 12/17/2048	207,000	202,754
5.25%, 7/15/2044	141,000	142,303
Northeastern University Series 2020, 2.89%, 10/1/2050	122,000	89,663
Northwestern University:
4.64%, 12/1/2044	123,000	126,209
Series 2017, 3.66%, 12/1/2057	136,000	117,817
Series 2020, 2.64%, 12/1/2050	118,000	85,762
Novant Health, Inc.:
2.64%, 11/1/2036	129,000	103,779
3.32%, 11/1/2061 (b)	219,000	166,771
PayPal Holdings, Inc.:
3.25%, 6/1/2050	194,000	146,499
5.05%, 6/1/2052	220,000	218,592
5.25%, 6/1/2062	190,000	187,900
President & Fellows of Harvard College:
2.52%, 10/15/2050	175,000	127,960
4.88%, 10/15/2040	127,000	136,040
President and Fellows of Harvard College:
3.15%, 7/15/2046	197,000	167,814
3.30%, 7/15/2056	125,000	106,231
3.75%, 11/15/2052	106,000	99,877
Quanta Services, Inc. 3.05%, 10/1/2041	237,000	164,416
Rockefeller Foundation Series 2020, 2.49%, 10/1/2050	192,000	139,227
S&P Global, Inc.:
2.30%, 8/15/2060	173,000	106,291
3.25%, 12/1/2049	178,000	139,479
3.70%, 3/1/2052 (e)	325,000	277,836
3.90%, 3/1/2062 (e)	144,000	122,396
Thomas Jefferson University 3.85%, 11/1/2057	166,000	135,655
Trustees of Boston College 3.13%, 7/1/2052	138,000	104,672
Trustees of Boston University Series CC, 4.06%, 10/1/2048	195,000	183,934
Trustees of Princeton University:
4.20%, 3/1/2052	180,000	183,667
5.70%, 3/1/2039	151,000	176,798
Series 2020, 2.52%, 7/1/2050	2,000	1,492
Security Description	Principal Amount	Value
Trustees of the University of Pennsylvania:
3.61%, 2/15/2119	$ 120,000	$ 91,182
4.67%, 9/1/2112	127,000	123,692
Series 2020, 2.40%, 10/1/2050	118,000	84,219
University of Chicago:
3.00%, 10/1/2052	121,000	94,591
4.00%, 10/1/2053	154,000	147,709
Series 20B, 2.76%, 4/1/2045	117,000	95,440
Series C, 2.55%, 4/1/2050	115,000	83,527
University of Miami Series 2022, 4.06%, 4/1/2052	176,000	158,624
University of Notre Dame du Lac:
Series 2015, 3.44%, 2/15/2045	139,000	123,611
Series 2017, 3.39%, 2/15/2048	167,000	147,349
University of Southern California:
3.03%, 10/1/2039	134,000	113,270
5.25%, 10/1/2111	19,000	19,619
Series 2017, 3.84%, 10/1/2047	196,000	180,996
Series 21A, 2.95%, 10/1/2051	154,000	119,901
Series A, 3.23%, 10/1/2120	120,000	78,815
Verisk Analytics, Inc.:
3.63%, 5/15/2050	193,000	149,533
5.50%, 6/15/2045	138,000	138,308
Washington University:
4.35%, 4/15/2122	121,000	103,676
Series 2022, 3.52%, 4/15/2054	151,000	131,945
William Marsh Rice University:
3.57%, 5/15/2045	128,000	112,621
3.77%, 5/15/2055	119,000	109,637
Yale University Series 2020, 2.40%, 4/15/2050	136,000	96,885
		10,975,547
COMPUTERS — 2.2%
Apple, Inc.:
1.70%, 8/5/2031 (b)	118,000	98,918
2.38%, 2/8/2041	455,000	348,207
2.40%, 8/20/2050	341,000	240,078
2.55%, 8/20/2060	277,000	190,221
2.65%, 5/11/2050	778,000	575,051
2.65%, 2/8/2051	777,000	574,265
2.70%, 8/5/2051	518,000	388,220
2.80%, 2/8/2061	497,000	355,753
2.85%, 8/5/2061 (b)	317,000	230,510
2.95%, 9/11/2049	460,000	361,808
3.45%, 2/9/2045	586,000	510,594

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.75%, 9/12/2047	$ 379,000	$ 343,040
3.75%, 11/13/2047	403,000	362,765
3.85%, 5/4/2043	719,000	661,566
3.85%, 8/4/2046	597,000	547,431
4.25%, 2/9/2047	257,000	252,469
4.38%, 5/13/2045	506,000	500,105
4.45%, 5/6/2044	304,000	303,134
4.50%, 2/23/2036	324,000	336,983
4.65%, 2/23/2046	1,096,000	1,132,760
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041 (e)	237,000	169,346
3.45%, 12/15/2051 (e)	324,000	219,367
8.10%, 7/15/2036	125,000	146,318
8.35%, 7/15/2046	283,000	352,601
Dell, Inc. 6.50%, 4/15/2038	201,000	201,607
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	117,000	124,029
6.35%, 10/15/2045	443,000	445,631
HP, Inc.:
5.50%, 1/15/2033	290,000	283,144
6.00%, 9/15/2041 (b)	304,000	307,569
International Business Machines Corp.:
2.85%, 5/15/2040	223,000	169,585
2.95%, 5/15/2050	198,000	143,023
3.43%, 2/9/2052	140,000	107,657
4.00%, 6/20/2042	335,200	290,344
4.15%, 5/15/2039	625,000	563,469
4.25%, 5/15/2049	853,300	753,959
4.70%, 2/19/2046	187,000	174,925
5.60%, 11/30/2039	251,000	264,316
5.88%, 11/29/2032	119,000	130,657
6.50%, 1/15/2028	30,000	33,172
7.13%, 12/1/2096 (b)	132,000	172,905
Kyndryl Holdings, Inc. 4.10%, 10/15/2041 (e)	301,000	198,916
		13,566,418
COSMETICS/PERSONAL CARE — 0.3%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	98,000	88,572
Series MTN, 4.00%, 8/15/2045	133,000	123,118
Estee Lauder Cos., Inc.:
3.13%, 12/1/2049 (b)	177,000	140,508
4.15%, 3/15/2047	103,000	95,830
4.38%, 6/15/2045	87,000	81,995
6.00%, 5/15/2037	138,000	158,268
GSK Consumer Healthcare Capital US LLC 4.00%, 3/24/2052 (e)	252,000	217,219
Procter & Gamble Co.:
3.50%, 10/25/2047	250,000	222,010
Security Description	Principal Amount	Value
3.55%, 3/25/2040	$ 172,000	$ 156,322
3.60%, 3/25/2050	174,000	159,299
5.55%, 3/5/2037	187,000	215,777
5.80%, 8/15/2034	70,000	80,989
Unilever Capital Corp.:
5.90%, 11/15/2032	174,000	197,962
Series 30Y, 2.63%, 8/12/2051 (b)	255,000	184,521
		2,122,390
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	191,000	161,928
4.20%, 5/15/2047	155,000	141,729
4.60%, 6/15/2045	296,000	283,233
		586,890
DIVERSIFIED FINANCIAL SERVICES — 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.40%, 10/29/2033	357,000	281,595
3.85%, 10/29/2041	375,000	269,730
Ally Financial, Inc. 8.00%, 11/1/2031	240,000	263,822
American Express Co. 4.05%, 12/3/2042	258,000	235,343
BlackRock, Inc. 2.10%, 2/25/2032	127,000	104,861
Brookfield Finance LLC 3.45%, 4/15/2050	127,000	90,201
Brookfield Finance, Inc.:
3.50%, 3/30/2051	299,000	217,167
3.63%, 2/15/2052	218,000	159,277
4.70%, 9/20/2047	180,000	158,067
Charles Schwab Corp. 1.95%, 12/1/2031	115,000	93,190
CI Financial Corp. 4.10%, 6/15/2051 (b)	366,000	243,763
CME Group, Inc.:
4.15%, 6/15/2048	152,000	145,602
5.30%, 9/15/2043	210,000	227,598
Credit Suisse USA, Inc. 7.13%, 7/15/2032	115,000	128,539
Franklin Resources, Inc. 2.95%, 8/12/2051	91,000	62,554
Intercontinental Exchange, Inc.:
1.85%, 9/15/2032	308,000	241,176
2.65%, 9/15/2040	396,000	289,860
3.00%, 6/15/2050	299,000	218,156
3.00%, 9/15/2060	427,000	288,225
4.25%, 9/21/2048	420,000	375,064
4.60%, 3/15/2033	110,000	109,348
4.95%, 6/15/2052	278,000	273,535
5.20%, 6/15/2062	388,000	386,801
Invesco Finance PLC 5.38%, 11/30/2043	145,000	145,152

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Jefferies Group LLC:
2.75%, 10/15/2032	$ 116,000	$ 88,024
6.25%, 1/15/2036	110,000	108,607
6.50%, 1/20/2043	187,000	186,759
Legg Mason, Inc. 5.63%, 1/15/2044	53,000	54,326
Mastercard, Inc.:
2.95%, 3/15/2051	185,000	143,717
3.65%, 6/1/2049	295,000	261,220
3.80%, 11/21/2046	261,000	237,186
3.85%, 3/26/2050	469,000	430,176
3.95%, 2/26/2048	222,000	205,135
Nasdaq, Inc.:
2.50%, 12/21/2040	164,000	113,121
3.25%, 4/28/2050	123,000	89,706
3.95%, 3/7/2052	136,000	111,942
Raymond James Financial, Inc.:
3.75%, 4/1/2051	272,000	221,966
4.95%, 7/15/2046	119,000	115,709
Visa, Inc.:
2.00%, 8/15/2050 (b)	446,000	296,073
2.70%, 4/15/2040	276,478	223,204
3.65%, 9/15/2047	240,000	213,734
4.15%, 12/14/2035	488,000	485,794
4.30%, 12/14/2045	1,051,000	1,037,915
Western Union Co. 6.20%, 11/17/2036 (b)	119,000	119,567
		9,752,507
ELECTRIC — 10.8%
AEP Texas, Inc.:
3.45%, 5/15/2051	183,000	140,842
5.25%, 5/15/2052	145,000	147,014
Series G, 4.15%, 5/1/2049	118,000	101,258
Series H, 3.45%, 1/15/2050	147,000	113,331
AEP Transmission Co. LLC:
3.15%, 9/15/2049	82,000	62,591
3.75%, 12/1/2047	191,000	161,821
3.80%, 6/15/2049	119,000	101,060
4.00%, 12/1/2046	107,000	95,075
4.25%, 9/15/2048	128,000	116,929
4.50%, 6/15/2052	40,000	38,339
Series M, 3.65%, 4/1/2050	183,000	151,819
Series N, 2.75%, 8/15/2051	77,000	54,079
Alabama Power Co.:
3.00%, 3/15/2052	216,000	158,892
3.13%, 7/15/2051	215,000	161,194
3.45%, 10/1/2049	210,000	165,423
3.75%, 3/1/2045	209,000	172,935
4.15%, 8/15/2044	127,000	113,316
4.30%, 1/2/2046	90,000	81,501
6.00%, 3/1/2039	165,000	181,036
6.13%, 5/15/2038	90,000	99,122
Series A, 4.30%, 7/15/2048	171,000	154,251
Series B, 3.70%, 12/1/2047	80,000	66,790
Security Description	Principal Amount	Value
Ameren Illinois Co.:
2.90%, 6/15/2051	$ 80,000	$ 58,935
3.25%, 3/15/2050	116,000	90,597
3.70%, 12/1/2047	128,000	109,688
4.15%, 3/15/2046	118,000	107,625
4.50%, 3/15/2049	163,000	157,549
American Electric Power Co., Inc. 3.25%, 3/1/2050	162,000	116,685
Appalachian Power Co.:
4.40%, 5/15/2044	120,000	105,276
7.00%, 4/1/2038	137,000	158,539
Series Y, 4.50%, 3/1/2049	121,000	107,630
Series Z, 3.70%, 5/1/2050	179,000	142,595
Arizona Public Service Co.:
2.20%, 12/15/2031	34,000	27,594
3.35%, 5/15/2050	226,000	165,644
3.50%, 12/1/2049	122,000	91,651
3.75%, 5/15/2046	24,000	19,278
4.20%, 8/15/2048	119,000	101,160
4.25%, 3/1/2049	126,000	108,645
4.35%, 11/15/2045	168,000	144,582
4.50%, 4/1/2042 (b)	151,000	134,138
5.05%, 9/1/2041	31,000	29,267
Avista Corp.:
4.00%, 4/1/2052	45,000	40,598
4.35%, 6/1/2048	192,000	179,975
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050	74,000	54,500
3.20%, 9/15/2049	151,000	116,862
3.50%, 8/15/2046	157,000	129,004
4.25%, 9/15/2048	120,000	110,597
4.55%, 6/1/2052	100,000	96,955
6.35%, 10/1/2036	118,000	135,545
3.75%, 8/15/2047	116,000	99,548
Berkshire Hathaway Energy Co.:
2.85%, 5/15/2051	123,000	87,275
3.80%, 7/15/2048	216,000	181,539
4.25%, 10/15/2050	267,000	243,862
4.45%, 1/15/2049	304,000	282,912
4.50%, 2/1/2045	228,000	211,340
4.60%, 5/1/2053 (e)	311,000	300,093
5.15%, 11/15/2043	4,000	4,037
5.95%, 5/15/2037	126,000	137,775
6.13%, 4/1/2036	456,000	502,813
Black Hills Corp.:
3.88%, 10/15/2049	123,000	98,801
4.20%, 9/15/2046	127,000	107,950
4.35%, 5/1/2033	116,000	108,458
CenterPoint Energy Houston Electric LLC:
3.55%, 8/1/2042	220,000	189,680
3.95%, 3/1/2048	118,000	106,155
4.50%, 4/1/2044	1,000	968

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series AC, 4.25%, 2/1/2049	$ 251,000	$ 238,056
Series AD, 2.90%, 7/1/2050	10,000	7,537
Series AF, 3.35%, 4/1/2051	119,000	97,154
Series AH, 3.60%, 3/1/2052	189,000	162,829
Series K2, 6.95%, 3/15/2033	115,000	136,690
CenterPoint Energy, Inc. 3.70%, 9/1/2049	116,000	93,061
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	211,000	198,342
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	112,000	118,348
CMS Energy Corp. 4.88%, 3/1/2044	172,000	163,866
Commonwealth Edison Co.:
3.00%, 3/1/2050	203,000	155,191
3.65%, 6/15/2046	237,000	200,976
3.80%, 10/1/2042	117,000	100,218
4.00%, 3/1/2048	230,000	207,083
4.00%, 3/1/2049	155,000	138,500
4.35%, 11/15/2045	158,000	145,862
4.60%, 8/15/2043	95,000	91,756
4.70%, 1/15/2044	50,000	48,875
5.90%, 3/15/2036	165,000	184,940
6.45%, 1/15/2038	152,000	177,835
Series 123, 3.75%, 8/15/2047	217,000	186,201
Series 127, 3.20%, 11/15/2049	118,000	91,877
Series 130, 3.13%, 3/15/2051	85,000	65,475
Series 131, 2.75%, 9/1/2051 (b)	143,000	101,986
Series 133, 3.85%, 3/15/2052	166,000	146,123
Connecticut Light & Power Co.:
4.00%, 4/1/2048	256,000	231,987
4.30%, 4/15/2044 (b)	159,000	147,773
Series A, 4.15%, 6/1/2045	5,000	4,538
Consolidated Edison Co. of New York, Inc.:
3.20%, 12/1/2051	208,000	158,068
3.60%, 6/15/2061 (b)	197,000	155,656
3.70%, 11/15/2059	116,000	91,873
3.85%, 6/15/2046	158,000	133,858
3.95%, 3/1/2043	221,000	190,407
4.45%, 3/15/2044	241,000	220,908
4.50%, 12/1/2045	120,000	110,304
4.50%, 5/15/2058	290,000	260,176
4.63%, 12/1/2054	240,000	221,266
5.70%, 6/15/2040	154,000	162,201
Series 05-A, 5.30%, 3/1/2035	118,000	121,922
Series 06-A, 5.85%, 3/15/2036	118,000	125,770
Security Description	Principal Amount	Value
Series 07-A, 6.30%, 8/15/2037	$ 169,000	$ 190,524
Series 08-B, 6.75%, 4/1/2038	256,000	298,752
Series 09-C, 5.50%, 12/1/2039	171,000	177,094
Series 12-A, 4.20%, 3/15/2042	148,000	130,413
Series 2017, 3.88%, 6/15/2047	145,000	121,398
Series 20B, 3.95%, 4/1/2050	100,000	87,172
Series A, 4.13%, 5/15/2049	20,000	17,449
Series C, 3.00%, 12/1/2060	80,000	54,741
Series C, 4.00%, 11/15/2057	124,000	102,877
Series C, 4.30%, 12/1/2056	185,000	162,038
Series E, 4.65%, 12/1/2048	208,000	196,352
Constellation Energy Generation LLC:
5.60%, 6/15/2042	247,000	236,004
5.75%, 10/1/2041	116,000	112,216
6.25%, 10/1/2039	408,000	417,115
Consumers Energy Co.:
2.50%, 5/1/2060	140,000	89,516
2.65%, 8/15/2052	125,000	87,985
3.10%, 8/15/2050	30,000	23,045
3.25%, 8/15/2046	125,000	100,380
3.75%, 2/15/2050	148,000	128,625
3.95%, 5/15/2043	143,000	126,884
3.95%, 7/15/2047	138,000	124,092
4.05%, 5/15/2048	110,000	100,426
4.35%, 4/15/2049	187,000	178,045
Dayton Power & Light Co. 3.95%, 6/15/2049	178,000	151,752
Delmarva Power & Light Co. 4.15%, 5/15/2045	127,000	112,860
Dominion Energy South Carolina, Inc.:
4.60%, 6/15/2043	44,000	41,661
5.10%, 6/1/2065	110,000	109,531
5.30%, 5/15/2033	124,000	132,319
5.45%, 2/1/2041	11,000	11,493
6.05%, 1/15/2038	175,000	195,477
6.63%, 2/1/2032	36,000	41,846
Series A, 2.30%, 12/1/2031 (b)	30,000	25,651
Dominion Energy, Inc.:
4.70%, 12/1/2044	114,000	105,269
7.00%, 6/15/2038	124,000	143,489
Series A, 4.60%, 3/15/2049	100,000	93,676
Series B, 3.30%, 4/15/2041	20,000	15,746
Series B, 5.95%, 6/15/2035	120,000	127,865
Series C, 4.05%, 9/15/2042	187,000	160,259
Series C, 4.90%, 8/1/2041	157,000	150,532
Series E, 6.30%, 3/15/2033	113,000	123,725
Series F, 5.25%, 8/1/2033	29,000	29,942

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
DTE Electric Co.:
3.70%, 3/15/2045	$ 188,000	$ 160,264
3.70%, 6/1/2046	137,000	119,143
3.75%, 8/15/2047	165,000	144,212
3.95%, 3/1/2049	219,000	196,938
4.30%, 7/1/2044	150,000	139,034
Series A, 4.00%, 4/1/2043	65,000	58,013
Series A, 4.05%, 5/15/2048	175,000	160,389
Series B, 3.25%, 4/1/2051	11,000	8,836
Series B, 3.65%, 3/1/2052 (b)	129,000	111,593
Duke Energy Carolinas LLC:
3.20%, 8/15/2049	30,000	23,514
3.45%, 4/15/2051	41,000	33,499
3.55%, 3/15/2052	219,000	181,947
3.70%, 12/1/2047	210,000	178,250
3.75%, 6/1/2045	176,000	147,815
3.88%, 3/15/2046	181,000	158,534
3.95%, 3/15/2048	174,000	153,233
4.00%, 9/30/2042	220,000	196,218
4.25%, 12/15/2041	170,000	157,197
5.30%, 2/15/2040	218,000	227,400
6.00%, 1/15/2038	170,000	189,368
6.05%, 4/15/2038	173,000	193,507
6.10%, 6/1/2037	172,000	187,004
6.45%, 10/15/2032	118,000	132,768
Duke Energy Corp.:
3.30%, 6/15/2041	235,000	181,939
3.50%, 6/15/2051	20,000	15,085
3.75%, 9/1/2046	418,000	329,668
3.95%, 8/15/2047	156,000	126,645
4.20%, 6/15/2049	190,000	158,667
Duke Energy Florida LLC:
2.40%, 12/15/2031	37,000	31,636
3.40%, 10/1/2046	207,000	163,257
3.85%, 11/15/2042	130,000	113,014
4.20%, 7/15/2048	129,000	115,784
5.65%, 4/1/2040	110,000	116,914
6.35%, 9/15/2037	156,000	178,554
6.40%, 6/15/2038	268,000	314,594
Duke Energy Indiana LLC:
2.75%, 4/1/2050	189,000	133,597
3.75%, 5/15/2046	128,000	108,513
6.12%, 10/15/2035	119,000	128,026
6.35%, 8/15/2038	130,000	147,438
6.45%, 4/1/2039	153,000	172,823
Series WWW, 4.90%, 7/15/2043	76,000	73,986
Series YYY, 3.25%, 10/1/2049	151,000	116,954
Duke Energy Ohio, Inc.:
3.70%, 6/15/2046	118,000	98,305
4.30%, 2/1/2049	125,000	113,636
Duke Energy Progress LLC:
2.50%, 8/15/2050	100,000	68,538
Security Description	Principal Amount	Value
3.40%, 4/1/2032	$ 55,000	$ 51,049
3.60%, 9/15/2047	168,000	139,917
3.70%, 10/15/2046	153,000	130,205
4.00%, 4/1/2052	104,000	93,489
4.10%, 5/15/2042	105,000	94,647
4.10%, 3/15/2043	184,000	165,548
4.15%, 12/1/2044	147,000	131,686
4.20%, 8/15/2045	232,000	209,573
4.38%, 3/30/2044	120,000	111,634
6.30%, 4/1/2038	53,000	60,479
El Paso Electric Co.:
5.00%, 12/1/2044	147,000	136,632
6.00%, 5/15/2035	119,000	126,483
Emera US Finance L.P.:
2.64%, 6/15/2031	26,000	21,540
4.75%, 6/15/2046	375,000	330,754
Entergy Arkansas LLC:
2.65%, 6/15/2051	226,000	157,316
3.35%, 6/15/2052	171,000	135,442
4.20%, 4/1/2049	196,000	181,349
Entergy Corp. 3.75%, 6/15/2050	210,000	166,423
Entergy Louisiana LLC:
2.35%, 6/15/2032	55,000	46,027
2.90%, 3/15/2051	80,000	57,859
4.00%, 3/15/2033	118,000	112,132
4.20%, 9/1/2048	317,000	290,886
4.20%, 4/1/2050	191,000	173,256
Entergy Mississippi LLC:
3.50%, 6/1/2051	127,000	102,831
3.85%, 6/1/2049	100,000	85,112
Entergy Texas, Inc.:
3.55%, 9/30/2049	160,000	128,229
4.50%, 3/30/2039	112,000	105,176
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	113,000	87,478
3.45%, 4/15/2050	192,000	153,990
4.10%, 4/1/2043	129,000	112,710
4.13%, 3/1/2042	10,000	8,948
4.25%, 12/1/2045	39,000	35,202
Evergy Metro, Inc.:
4.20%, 6/15/2047	131,000	117,562
4.20%, 3/15/2048	125,000	112,106
5.30%, 10/1/2041	132,000	136,254
Series 2019, 4.13%, 4/1/2049	155,000	138,334
Series B, 6.05%, 11/15/2035	30,000	33,759
Eversource Energy 3.45%, 1/15/2050	120,000	92,663
Exelon Corp.:
4.10%, 3/15/2052 (e)	226,000	193,894
4.45%, 4/15/2046	243,000	219,278
4.70%, 4/15/2050	220,000	205,190
5.10%, 6/15/2045	114,000	112,466
5.63%, 6/15/2035	118,000	122,852

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.95%, 6/15/2035	$ 117,000	$ 113,765
Florida Power & Light Co.:
2.45%, 2/3/2032	47,000	41,000
2.88%, 12/4/2051	30,000	22,500
3.15%, 10/1/2049	251,000	199,876
3.70%, 12/1/2047	200,000	176,210
3.80%, 12/15/2042	136,000	121,285
3.95%, 3/1/2048	302,000	276,904
3.99%, 3/1/2049	180,000	164,741
4.13%, 2/1/2042	104,000	97,934
4.13%, 6/1/2048	171,000	160,292
5.25%, 2/1/2041	133,000	141,426
5.63%, 4/1/2034	117,000	130,070
5.65%, 2/1/2037	128,000	140,246
5.69%, 3/1/2040	157,000	173,835
5.95%, 2/1/2038	200,000	225,960
5.96%, 4/1/2039	234,000	264,567
Georgia Power Co.:
4.30%, 3/15/2042	320,000	278,285
4.30%, 3/15/2043	135,000	116,863
5.13%, 5/15/2052	251,000	250,189
Series 10-C, 4.75%, 9/1/2040	154,000	139,663
Series A, 3.25%, 3/15/2051	234,000	172,093
Series B, 3.70%, 1/30/2050	180,000	143,233
Iberdrola International B.V. 6.75%, 7/15/2036	135,000	156,639
Idaho Power Co. Series K, 4.20%, 3/1/2048	161,000	146,780
Indiana Michigan Power Co.:
3.25%, 5/1/2051	154,000	116,948
4.25%, 8/15/2048	110,000	96,917
6.05%, 3/15/2037	78,000	85,564
Series K, 4.55%, 3/15/2046	150,000	138,482
Series L, 3.75%, 7/1/2047	119,000	97,849
Interstate Power & Light Co.:
3.10%, 11/30/2051	117,000	84,775
3.50%, 9/30/2049	127,000	101,564
3.70%, 9/15/2046	70,000	57,329
6.25%, 7/15/2039	99,000	110,840
ITC Holdings Corp. 5.30%, 7/1/2043	123,000	123,549
Jersey Central Power & Light Co. 6.15%, 6/1/2037	21,000	22,230
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	94,399	95,060
Kentucky Utilities Co.:
3.30%, 6/1/2050	182,000	141,765
4.38%, 10/1/2045	154,000	140,077
5.13%, 11/1/2040	242,000	241,961
Louisville Gas & Electric Co. 4.25%, 4/1/2049	131,000	118,974
MidAmerican Energy Co.:
2.70%, 8/1/2052	60,000	43,376
Security Description	Principal Amount	Value
3.15%, 4/15/2050	$ 157,000	$ 122,699
3.65%, 8/1/2048	213,000	179,555
3.95%, 8/1/2047	146,000	129,988
4.25%, 5/1/2046	100,000	92,483
4.25%, 7/15/2049	252,000	234,332
4.40%, 10/15/2044	149,000	141,027
4.80%, 9/15/2043	133,000	132,046
6.75%, 12/30/2031	43,000	50,643
Series MTN, 5.80%, 10/15/2036	130,000	144,108
Mississippi Power Co.:
Series 12-A, 4.25%, 3/15/2042	17,000	14,904
Series B, 3.10%, 7/30/2051	119,000	84,359
National Grid USA 5.80%, 4/1/2035	121,000	127,420
National Rural Utilities Cooperative Finance Corp.:
4.02%, 11/1/2032 (b)	117,000	111,537
4.30%, 3/15/2049	138,000	128,303
4.40%, 11/1/2048	118,000	110,083
Nevada Power Co.:
Series EE, 3.13%, 8/1/2050	120,000	89,039
Series N, 6.65%, 4/1/2036	117,000	134,626
Series R, 6.75%, 7/1/2037	105,000	122,239
NextEra Energy Capital Holdings, Inc. 3.00%, 1/15/2052	276,000	197,384
Northern States Power Co.:
2.60%, 6/1/2051	130,000	91,763
2.90%, 3/1/2050	179,000	134,859
3.20%, 4/1/2052	4,000	3,185
3.60%, 5/15/2046	131,000	111,860
3.60%, 9/15/2047	171,000	144,144
4.00%, 8/15/2045	96,000	84,320
4.13%, 5/15/2044	116,000	105,035
4.50%, 6/1/2052	156,000	153,307
5.35%, 11/1/2039	168,000	180,449
6.20%, 7/1/2037	108,000	125,893
6.25%, 6/1/2036	114,000	131,094
NorthWestern Corp. 4.18%, 11/15/2044	124,000	107,917
NSTAR Electric Co.:
3.10%, 6/1/2051	115,000	88,417
4.40%, 3/1/2044	119,000	110,415
4.55%, 6/1/2052	170,000	165,600
5.50%, 3/15/2040	99,000	106,543
Oglethorpe Power Corp.:
3.75%, 8/1/2050	124,000	98,099
4.50%, 4/1/2047 (e)	126,000	108,100
5.05%, 10/1/2048	161,000	150,419
5.25%, 9/1/2050	117,000	110,792
5.38%, 11/1/2040	164,000	161,360
5.95%, 11/1/2039	116,000	122,045
Ohio Edison Co. 6.88%, 7/15/2036	115,000	134,542

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Ohio Power Co.:
4.00%, 6/1/2049	$ 145,000	$ 125,293
4.15%, 4/1/2048	120,000	105,338
Series R, 2.90%, 10/1/2051	187,000	133,862
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	113,000	94,813
4.15%, 4/1/2047	177,000	160,454
Oncor Electric Delivery Co. LLC:
2.70%, 11/15/2051	173,000	125,214
3.70%, 5/15/2050	154,000	133,406
3.75%, 4/1/2045	200,000	172,434
3.80%, 9/30/2047	126,000	110,957
3.80%, 6/1/2049	213,000	187,806
4.55%, 12/1/2041	5,000	4,858
4.60%, 6/1/2052 (e)	165,000	163,263
5.25%, 9/30/2040	141,000	148,800
5.30%, 6/1/2042	137,000	145,320
7.25%, 1/15/2033	56,000	69,408
7.50%, 9/1/2038	114,000	145,879
3.10%, 9/15/2049	244,000	189,564
5.35%, 10/1/2052	53,000	58,092
Pacific Gas & Electric Co.:
3.30%, 8/1/2040	324,000	223,910
3.50%, 8/1/2050	662,000	442,150
3.75%, 8/15/2042	152,000	102,816
3.95%, 12/1/2047	371,000	258,090
4.00%, 12/1/2046	115,000	80,096
4.20%, 6/1/2041	296,000	219,522
4.25%, 3/15/2046 (b)	247,000	182,686
4.30%, 3/15/2045	115,000	83,684
4.45%, 4/15/2042	131,000	98,621
4.50%, 7/1/2040	636,000	492,760
4.60%, 6/15/2043	227,000	173,349
4.75%, 2/15/2044	281,000	214,479
4.95%, 7/1/2050	703,000	560,586
5.25%, 3/1/2052	244,000	202,649
PacifiCorp:
2.90%, 6/15/2052	80,000	58,558
3.30%, 3/15/2051	184,000	144,409
4.10%, 2/1/2042	127,000	112,869
4.13%, 1/15/2049	199,000	177,834
4.15%, 2/15/2050	117,000	104,912
5.25%, 6/15/2035	109,000	111,463
5.75%, 4/1/2037	176,000	186,454
6.00%, 1/15/2039	245,000	268,880
6.10%, 8/1/2036	115,000	126,563
6.25%, 10/15/2037	159,000	178,145
6.35%, 7/15/2038	76,000	86,110
7.70%, 11/15/2031	1,000	1,224
PECO Energy Co.:
3.00%, 9/15/2049	37,000	28,059
3.05%, 3/15/2051	130,000	99,726
3.70%, 9/15/2047	122,000	105,761
3.90%, 3/1/2048	188,000	168,608
Security Description	Principal Amount	Value
4.15%, 10/1/2044	$ 122,000	$ 111,288
4.60%, 5/15/2052	85,000	85,339
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2048	200,000	158,456
PG&E Wildfire Recovery Funding LLC:
Series A-3, 4.38%, 6/1/2041	175,000	170,405
Series A-5, 4.67%, 12/1/2053	70,000	69,751
Potomac Electric Power Co.:
4.15%, 3/15/2043	169,000	153,523
6.50%, 11/15/2037	146,000	169,557
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	159,000	142,941
4.13%, 6/15/2044	129,000	115,180
4.15%, 10/1/2045	126,000	112,269
4.15%, 6/15/2048	129,000	118,875
4.75%, 7/15/2043	90,000	88,360
6.25%, 5/15/2039	92,000	104,640
Progress Energy, Inc.:
6.00%, 12/1/2039	192,000	202,499
7.00%, 10/30/2031	22,000	24,746
7.75%, 3/1/2031	18,000	21,029
Public Service Co. of Colorado:
3.80%, 6/15/2047	154,000	135,498
4.05%, 9/15/2049	71,000	63,897
4.10%, 6/15/2048	50,000	45,494
4.30%, 3/15/2044	30,000	27,574
6.50%, 8/1/2038	98,000	115,769
Series 17, 6.25%, 9/1/2037	104,000	120,797
Series 34, 3.20%, 3/1/2050	168,000	132,666
Series 36, 2.70%, 1/15/2051 (b)	144,000	103,126
Series 38, 4.10%, 6/1/2032	73,000	72,753
Public Service Co. of New Hampshire 3.60%, 7/1/2049	131,000	109,736
Public Service Co. of Oklahoma Series K, 3.15%, 8/15/2051	127,000	93,276
Public Service Electric & Gas Co.:
Series MTN, 3.15%, 1/1/2050	128,000	99,625
Series MTN, 3.20%, 8/1/2049 (b)	169,000	134,581
Series MTN, 3.60%, 12/1/2047	120,000	101,491
Series MTN, 3.65%, 9/1/2042	67,000	57,325
Series MTN, 3.80%, 1/1/2043	109,000	95,528
Series MTN, 3.80%, 3/1/2046	177,000	155,325
Series MTN, 3.85%, 5/1/2049	190,000	167,348

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series MTN, 3.95%, 5/1/2042	$ 122,000	$ 110,118
Series MTN, 4.05%, 5/1/2048	80,000	72,730
Series MTN, 4.15%, 11/1/2045	53,000	47,188
Series MTN, 5.50%, 3/1/2040	106,000	113,815
Series MTN, 5.80%, 5/1/2037	51,000	57,096
Puget Sound Energy, Inc.:
2.89%, 9/15/2051	117,000	84,895
3.25%, 9/15/2049	164,000	125,503
4.22%, 6/15/2048	197,000	174,402
4.30%, 5/20/2045	136,000	121,628
5.64%, 4/15/2041	110,000	115,819
5.76%, 10/1/2039	107,000	113,777
5.80%, 3/15/2040	131,000	140,268
6.27%, 3/15/2037	91,000	102,299
San Diego Gas & Electric Co.:
3.70%, 3/15/2052	172,000	145,359
4.15%, 5/15/2048	123,000	113,349
4.50%, 8/15/2040	156,000	146,730
6.00%, 6/1/2039	110,000	120,947
Series RRR, 3.75%, 6/1/2047	171,000	144,663
Series TTT, 4.10%, 6/15/2049	153,000	135,890
Series UUU, 3.32%, 4/15/2050	144,000	111,653
Series WWW, 2.95%, 8/15/2051	105,000	77,876
Sempra Energy:
3.80%, 2/1/2038	166,000	140,006
4.00%, 2/1/2048	115,000	95,240
6.00%, 10/15/2039	171,000	180,019
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	532	507
Southern California Edison Co.:
3.45%, 2/1/2052	78,000	58,014
3.65%, 2/1/2050	348,000	266,290
4.00%, 4/1/2047	385,000	312,277
4.05%, 3/15/2042	154,000	127,618
4.50%, 9/1/2040	182,000	161,339
4.65%, 10/1/2043	253,000	228,730
5.50%, 3/15/2040	157,000	154,902
5.63%, 2/1/2036	130,000	130,868
6.00%, 1/15/2034	121,000	129,015
6.05%, 3/15/2039	188,000	196,674
Series 04-G, 5.75%, 4/1/2035	115,000	117,592
Series 05-E, 5.35%, 7/15/2035	122,000	121,636
Series 06-E, 5.55%, 1/15/2037	89,000	89,201
Security Description	Principal Amount	Value
Series 08-A, 5.95%, 2/1/2038	$ 201,000	$ 208,843
Series 13-A, 3.90%, 3/15/2043	131,000	104,889
Series 20A, 2.95%, 2/1/2051	189,000	128,526
Series B, 4.88%, 3/1/2049	203,000	184,330
Series C, 3.60%, 2/1/2045	110,000	82,392
Series C, 4.13%, 3/1/2048	385,000	317,764
Series E, 5.45%, 6/1/2052	145,000	142,831
Series H, 3.65%, 6/1/2051	117,000	91,121
Southern Co.:
4.25%, 7/1/2036	138,000	126,614
4.40%, 7/1/2046	550,000	479,507
Southern Power Co.:
5.15%, 9/15/2041	196,000	184,640
5.25%, 7/15/2043	50,000	47,443
Series F, 4.95%, 12/15/2046	132,000	121,115
Southwestern Electric Power Co.:
6.20%, 3/15/2040	117,000	126,344
Series J, 3.90%, 4/1/2045	167,000	134,196
Series L, 3.85%, 2/1/2048	80,000	64,677
Southwestern Public Service Co.:
3.40%, 8/15/2046	121,000	93,718
3.70%, 8/15/2047	220,000	182,299
3.75%, 6/15/2049	112,000	94,028
4.50%, 8/15/2041	50,000	47,184
Series 6, 4.40%, 11/15/2048	110,000	100,801
Series 8, 3.15%, 5/1/2050	100,000	76,599
Tampa Electric Co.:
3.45%, 3/15/2051	90,000	71,575
3.63%, 6/15/2050	60,000	48,866
4.10%, 6/15/2042	196,000	173,519
4.30%, 6/15/2048	122,000	110,536
4.35%, 5/15/2044	91,000	83,057
4.45%, 6/15/2049	117,000	108,602
Toledo Edison Co. 6.15%, 5/15/2037	114,000	126,180
Tucson Electric Power Co.:
3.25%, 5/1/2051	50,000	37,074
4.00%, 6/15/2050	150,000	126,849
4.85%, 12/1/2048	141,000	135,223
Union Electric Co.:
2.15%, 3/15/2032	39,000	32,518
3.25%, 10/1/2049	115,000	89,327
3.65%, 4/15/2045	50,000	41,146
3.90%, 9/15/2042	148,000	129,553
3.90%, 4/1/2052	191,000	169,110
4.00%, 4/1/2048	137,000	120,085
5.30%, 8/1/2037	119,000	123,564
8.45%, 3/15/2039	116,000	155,627
Virginia Electric & Power Co.:
2.95%, 11/15/2051	244,000	181,182
3.30%, 12/1/2049	157,000	125,010
4.00%, 1/15/2043	158,000	138,637

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.45%, 2/15/2044	$ 200,000	$ 185,980
4.60%, 12/1/2048	188,000	180,698
6.35%, 11/30/2037	149,000	172,798
8.88%, 11/15/2038	192,000	271,023
Series A, 6.00%, 5/15/2037	198,000	219,368
Series B, 3.80%, 9/15/2047	183,000	155,865
Series B, 4.20%, 5/15/2045	137,000	122,863
Series B, 6.00%, 1/15/2036	123,000	135,635
Series C, 4.00%, 11/15/2046	212,000	187,171
Series C, 4.63%, 5/15/2052	185,000	179,592
Series D, 4.65%, 8/15/2043	196,000	186,645
Wisconsin Electric Power Co.:
4.30%, 10/15/2048	109,000	99,976
5.70%, 12/1/2036	102,000	110,737
Wisconsin Power & Light Co.:
3.65%, 4/1/2050	117,000	95,284
6.38%, 8/15/2037	82,000	93,695
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	144,000	114,133
3.67%, 12/1/2042	164,000	138,903
4.75%, 11/1/2044	126,000	121,170
Xcel Energy, Inc.:
3.50%, 12/1/2049	183,000	145,340
4.60%, 6/1/2032	35,000	34,771
6.50%, 7/1/2036	112,000	127,363
		65,900,265
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.75%, 10/15/2050	123,000	88,673
2.80%, 12/21/2051	298,000	217,791
5.25%, 11/15/2039	82,000	86,440
6.13%, 4/15/2039	62,000	70,660
		463,564
ELECTRONICS — 0.2%
Arrow Electronics, Inc. 2.95%, 2/15/2032	103,000	85,700
Fortive Corp. 4.30%, 6/15/2046	186,000	161,974
Honeywell International, Inc.:
2.80%, 6/1/2050 (b)	154,000	118,897
3.81%, 11/21/2047	197,000	179,337
5.70%, 3/15/2036	140,000	157,348
5.70%, 3/15/2037	116,000	131,568
5.38%, 3/1/2041	181,000	195,893
TD SYNNEX Corp. 2.65%, 8/9/2031 (e)	11,000	8,857
Tyco Electronics Group SA 7.13%, 10/1/2037	131,000	163,201
		1,202,775
ENTERTAINMENT — 0.7%
Magallanes, Inc.:
5.05%, 3/15/2042 (e)	543,000	461,789
5.14%, 3/15/2052 (e)	1,321,000	1,109,032
Security Description	Principal Amount	Value
5.39%, 3/15/2062 (e)	$ 2,953,000	$ 2,476,563
		4,047,384
ENVIRONMENTAL CONTROL — 0.2%
Nature Conservancy Series A, 3.96%, 3/1/2052	50,000	45,517
Republic Services, Inc.:
1.75%, 2/15/2032 (b)	115,000	90,505
2.38%, 3/15/2033	166,000	135,453
3.05%, 3/1/2050	150,000	111,520
5.70%, 5/15/2041	75,000	79,985
6.20%, 3/1/2040	125,000	138,406
Waste Connections, Inc.:
2.95%, 1/15/2052	248,000	177,675
3.05%, 4/1/2050	156,000	114,917
Waste Management, Inc.:
2.50%, 11/15/2050	148,000	100,582
2.95%, 6/1/2041	223,000	174,005
4.10%, 3/1/2045	158,000	141,710
4.15%, 7/15/2049	163,000	148,610
		1,458,885
FOOD — 1.6%
Campbell Soup Co.:
3.13%, 4/24/2050	132,000	93,803
4.80%, 3/15/2048	64,000	59,678
Conagra Brands, Inc.:
5.30%, 11/1/2038	342,000	322,998
5.40%, 11/1/2048	312,000	294,890
General Mills, Inc.:
3.00%, 2/1/2051 (b)	159,000	115,393
4.15%, 2/15/2043	20,000	17,551
4.70%, 4/17/2048	162,000	154,004
5.40%, 6/15/2040	143,000	146,674
Hershey Co.:
2.65%, 6/1/2050	51,000	37,291
3.13%, 11/15/2049	132,000	104,182
3.38%, 8/15/2046	218,000	183,837
Hormel Foods Corp. 3.05%, 6/3/2051 (b)	126,000	96,309
Ingredion, Inc. 3.90%, 6/1/2050	181,000	145,615
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 4.38%, 2/2/2052 (e)	75,000	52,943
JM Smucker Co.:
2.75%, 9/15/2041	87,000	60,774
3.55%, 3/15/2050	160,000	119,813
4.25%, 3/15/2035	120,000	110,495
4.38%, 3/15/2045 (b)	153,000	133,265
Kellogg Co. 4.50%, 4/1/2046	274,000	251,483
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	129,000	135,173
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	758,000	631,467

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.63%, 10/1/2039	$ 238,000	$ 208,650
4.88%, 10/1/2049	519,000	458,988
5.00%, 6/4/2042	429,000	392,419
5.20%, 7/15/2045	599,000	555,495
5.50%, 6/1/2050	201,000	193,038
6.50%, 2/9/2040	345,000	368,736
6.88%, 1/26/2039	228,000	250,618
Kroger Co.:
3.88%, 10/15/2046	154,000	127,798
3.95%, 1/15/2050	142,000	120,054
4.45%, 2/1/2047	251,000	227,479
4.65%, 1/15/2048	104,000	96,657
5.00%, 4/15/2042	142,000	137,129
5.15%, 8/1/2043	194,000	190,269
5.40%, 7/15/2040	164,000	165,548
5.40%, 1/15/2049	119,000	124,470
6.90%, 4/15/2038	165,000	191,916
McCormick & Co., Inc. 4.20%, 8/15/2047	159,000	143,752
Mondelez International, Inc.:
1.88%, 10/15/2032 (b)	119,000	92,603
2.63%, 9/4/2050	322,000	218,377
Sysco Corp.:
3.15%, 12/14/2051	184,000	131,895
3.30%, 2/15/2050	156,000	116,523
4.45%, 3/15/2048	253,000	220,909
4.50%, 4/1/2046	136,000	120,869
4.85%, 10/1/2045	110,000	101,957
5.38%, 9/21/2035	43,000	44,266
6.60%, 4/1/2040	157,000	179,826
6.60%, 4/1/2050	363,000	418,430
Tyson Foods, Inc.:
4.55%, 6/2/2047	208,000	189,889
4.88%, 8/15/2034	127,000	127,989
5.10%, 9/28/2048	386,000	388,849
5.15%, 8/15/2044	215,000	212,878
		9,785,914
FOREST PRODUCTS & PAPER — 0.3%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047	175,000	145,712
Georgia-Pacific LLC:
7.75%, 11/15/2029	85,000	102,272
8.88%, 5/15/2031	26,000	33,806
International Paper Co.:
4.35%, 8/15/2048 (b)	299,000	264,857
4.40%, 8/15/2047	318,000	283,383
4.80%, 6/15/2044	192,000	177,502
5.15%, 5/15/2046	193,000	190,296
6.00%, 11/15/2041	236,000	245,103
7.30%, 11/15/2039	273,000	318,594
		1,761,525
Security Description	Principal Amount	Value
GAS — 0.7%
Atmos Energy Corp.:
2.85%, 2/15/2052	$ 65,000	$ 46,849
3.38%, 9/15/2049	131,000	105,063
4.13%, 10/15/2044	184,000	164,513
4.13%, 3/15/2049	197,000	179,213
4.15%, 1/15/2043	118,000	104,528
4.30%, 10/1/2048	134,000	124,549
5.50%, 6/15/2041	114,000	120,116
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	108,000	95,651
5.85%, 1/15/2041	85,000	91,310
Eastern Energy Gas Holdings LLC Series C, 3.90%, 11/15/2049	123,000	97,164
NiSource, Inc.:
3.95%, 3/30/2048	115,000	95,278
4.38%, 5/15/2047	202,000	177,744
4.80%, 2/15/2044	139,000	125,232
5.00%, 6/15/2052	80,000	77,521
5.25%, 2/15/2043	145,000	140,685
5.65%, 2/1/2045	115,000	114,616
5.95%, 6/15/2041	105,000	108,765
ONE Gas, Inc.:
4.50%, 11/1/2048	51,000	45,144
4.66%, 2/1/2044	161,000	145,652
Piedmont Natural Gas Co., Inc.:
3.35%, 6/1/2050	137,000	101,869
3.64%, 11/1/2046	90,000	71,281
4.65%, 8/1/2043	131,000	119,746
5.05%, 5/15/2052	80,000	78,519
Southern California Gas Co.:
3.75%, 9/15/2042	125,000	104,716
5.13%, 11/15/2040	125,000	124,586
Series UU, 4.13%, 6/1/2048	128,000	112,215
Series VV, 4.30%, 1/15/2049	125,000	113,433
Series WW, 3.95%, 2/15/2050	122,000	104,986
Southern Co. Gas Capital Corp.:
3.95%, 10/1/2046	81,000	66,151
4.40%, 6/1/2043	129,000	112,026
4.40%, 5/30/2047	120,000	104,779
5.88%, 3/15/2041	153,000	160,991
Series 21A, 3.15%, 9/30/2051	50,000	35,446
Southwest Gas Corp.:
3.18%, 8/15/2051	101,000	70,572
3.80%, 9/29/2046	86,000	67,473
4.15%, 6/1/2049	61,000	50,481
Spire Missouri, Inc. 3.30%, 6/1/2051	78,000	60,992
Washington Gas Light Co.:
Series K, 3.80%, 9/15/2046	114,000	97,666

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series MTN, 3.65%, 9/15/2049	$ 131,000	$ 109,397
		4,026,918
HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc.:
3.10%, 5/1/2050	166,000	129,764
4.10%, 3/1/2048	167,000	152,120
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	207,000	142,352
4.85%, 11/15/2048	151,000	150,327
5.20%, 9/1/2040	170,000	172,861
		747,424
HEALTH CARE PRODUCTS — 1.2%
Abbott Laboratories:
4.75%, 11/30/2036	303,000	321,344
4.75%, 4/15/2043	246,000	248,942
4.90%, 11/30/2046	965,000	1,014,186
5.30%, 5/27/2040	167,000	181,870
6.00%, 4/1/2039	291,000	329,112
6.15%, 11/30/2037 (b)	115,000	136,168
Baxter International, Inc.:
2.54%, 2/1/2032	120,000	101,216
3.13%, 12/1/2051	156,000	113,510
3.50%, 8/15/2046	147,000	114,982
Boston Scientific Corp.:
4.55%, 3/1/2039	193,000	179,453
4.70%, 3/1/2049	178,000	170,104
6.75%, 11/15/2035	7,000	8,026
7.38%, 1/15/2040	158,000	195,255
Danaher Corp.:
2.60%, 10/1/2050	207,000	144,242
2.80%, 12/10/2051	210,000	151,276
4.38%, 9/15/2045	231,000	213,795
DH Europe Finance II Sarl:
3.25%, 11/15/2039	227,000	188,317
3.40%, 11/15/2049	330,000	266,726
Koninklijke Philips NV:
5.00%, 3/15/2042	119,000	114,856
6.88%, 3/11/2038	185,000	211,649
Medtronic, Inc.:
4.00%, 4/1/2043	33,000	30,642
4.38%, 3/15/2035	434,000	433,336
4.63%, 3/15/2045	529,000	530,640
PerkinElmer, Inc. 3.63%, 3/15/2051	212,000	158,746
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	187,000	145,576
Stryker Corp.:
2.90%, 6/15/2050	187,000	135,164
4.10%, 4/1/2043	199,000	172,215
4.38%, 5/15/2044	143,000	128,867
4.63%, 3/15/2046	165,000	157,618
Thermo Fisher Scientific, Inc.:
2.00%, 10/15/2031	99,000	83,069
Security Description	Principal Amount	Value
2.80%, 10/15/2041	$ 238,000	$ 186,661
4.10%, 8/15/2047	197,000	183,320
5.30%, 2/1/2044	172,000	183,993
Zimmer Biomet Holdings, Inc.:
4.45%, 8/15/2045	150,000	128,818
5.75%, 11/30/2039	135,000	138,141
		7,201,835
HEALTH CARE SERVICES — 4.8%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	100,000	71,462
Adventist Health System 3.63%, 3/1/2049	112,000	93,399
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	117,000	95,178
4.27%, 8/15/2048	162,000	154,961
Series 2020, 3.01%, 6/15/2050	117,000	88,119
Aetna, Inc.:
3.88%, 8/15/2047	271,000	223,900
4.13%, 11/15/2042	213,000	182,345
4.50%, 5/15/2042	163,000	146,664
4.75%, 3/15/2044	183,000	167,963
6.63%, 6/15/2036	169,000	191,019
6.75%, 12/15/2037	118,000	134,002
AHS Hospital Corp.:
5.02%, 7/1/2045	146,000	152,995
Series 2021, 2.78%, 7/1/2051	149,000	105,111
Allina Health System:
Series 2019, 3.89%, 4/15/2049	139,000	122,274
Series 2021, 2.90%, 11/15/2051	119,000	85,342
Ascension Health:
3.95%, 11/15/2046	182,000	168,685
4.85%, 11/15/2053	235,000	247,382
Series B, 3.11%, 11/15/2039	199,000	163,823
Banner Health:
2.91%, 1/1/2042	116,000	90,298
2.91%, 1/1/2051	135,000	101,434
Series 2020, 3.18%, 1/1/2050	104,000	80,849
Baptist Health South Florida Obligated Group Series 2021, 3.12%, 11/15/2071	35,000	23,598
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	166,000	134,336
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	161,000	144,111
Baylor Scott & White Holdings:
3.97%, 11/15/2046	113,000	103,293

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.19%, 11/15/2045	$ 199,000	$ 186,982
Series 2021, 2.84%, 11/15/2050	118,000	86,031
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	49,000	35,700
BHSH System Obligated Group Series 19A, 3.49%, 7/15/2049	33,000	27,323
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	130,000	96,866
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	99,000	72,374
Children's Health System of Texas 2.51%, 8/15/2050	150,000	102,222
Children's Hospital Corp.:
Series 2017, 4.12%, 1/1/2047	157,000	146,479
Series 2020, 2.59%, 2/1/2050	120,000	83,256
Series 2020, 2.93%, 7/15/2050	9,000	6,404
Children's Hospital Medical Center 4.27%, 5/15/2044	169,000	160,635
Children's Hospital of Philadelphia Series 2020, 2.70%, 7/1/2050	143,000	99,142
City of Hope:
Series 2013, 5.62%, 11/15/2043	7,000	7,524
Series 2018, 4.38%, 8/15/2048	126,000	116,653
CommonSpirit Health:
3.82%, 10/1/2049	167,000	139,163
3.91%, 10/1/2050	30,000	24,006
4.19%, 10/1/2049	204,000	171,486
4.35%, 11/1/2042	266,000	238,536
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	128,000	95,715
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	118,000	93,327
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	176,000	157,837
Dignity Health:
4.50%, 11/1/2042	120,000	109,673
5.27%, 11/1/2064	197,000	190,852
Security Description	Principal Amount	Value
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	$ 119,000	$ 107,788
Elevance Health, Inc.:
3.13%, 5/15/2050	257,000	193,860
3.60%, 3/15/2051	329,000	266,651
3.70%, 9/15/2049	206,000	170,556
4.38%, 12/1/2047	431,000	398,964
4.55%, 3/1/2048	267,000	253,263
4.55%, 5/15/2052	223,000	212,122
4.63%, 5/15/2042	187,000	177,506
4.65%, 1/15/2043	239,000	227,425
4.65%, 8/15/2044	192,000	181,951
5.10%, 1/15/2044	202,000	202,380
5.85%, 1/15/2036	91,000	99,041
5.95%, 12/15/2034	105,000	116,053
6.38%, 6/15/2037	106,000	122,825
Franciscan Missionaries of Our Lady Health System, Inc. Series B, 3.91%, 7/1/2049	19,000	16,382
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	101,000	93,291
4.50%, 7/1/2057	152,000	145,736
Series 2020, 2.68%, 9/1/2041	145,000	109,521
Series 2020, 2.88%, 9/1/2050	129,000	93,179
Hartford HealthCare Corp. 3.45%, 7/1/2054	123,000	99,720
HCA, Inc.:
3.50%, 7/15/2051	548,000	377,857
4.38%, 3/15/2042 (e)	256,000	203,159
4.63%, 3/15/2052 (e)	433,000	346,417
5.13%, 6/15/2039	212,000	185,812
5.25%, 6/15/2049	624,000	538,712
5.50%, 6/15/2047	527,000	471,570
Hoag Memorial Hospital Presbyterian 3.80%, 7/15/2052	125,000	109,079
Humana, Inc.:
2.15%, 2/3/2032 (b)	89,000	72,058
3.95%, 8/15/2049	124,000	105,443
4.63%, 12/1/2042	134,000	124,349
4.80%, 3/15/2047	147,000	141,117
4.95%, 10/1/2044	185,000	180,005
IHC Health Services, Inc. 4.13%, 5/15/2048	179,000	167,569
Indiana University Health, Inc. Obligated Group:
3.97%, 11/1/2048	115,000	103,760
Series 2021, 2.85%, 11/1/2051	94,000	68,417

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Inova Health System Foundation 4.07%, 5/15/2052	$ 95,000	$ 87,017
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	125,000	106,288
Iowa Health System Series 2020, 3.67%, 2/15/2050	93,000	76,037
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	192,000	173,253
Kaiser Foundation Hospitals:
4.15%, 5/1/2047	409,000	380,619
4.88%, 4/1/2042	5,000	5,104
Series 2019, 3.27%, 11/1/2049	369,000	290,285
Series 2021, 2.81%, 6/1/2041	388,000	296,913
Series 2021, 3.00%, 6/1/2051	248,000	185,430
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	312,000	277,764
Mass General Brigham, Inc.:
Series 2015, 4.12%, 7/1/2055 (b)	164,000	147,608
Series 2017, 3.77%, 7/1/2048	114,000	99,671
Series 2020, 3.19%, 7/1/2049	61,000	47,665
Series 2020, 3.34%, 7/1/2060	131,000	97,575
Mayo Clinic:
3.77%, 11/15/2043	36,000	32,198
Series 2013, 4.00%, 11/15/2047	131,000	121,812
Series 2016, 4.13%, 11/15/2052	130,000	123,388
Series 2021, 3.20%, 11/15/2061	172,000	129,432
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	148,000	139,537
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	154,000	125,904
Memorial Health Services 3.45%, 11/1/2049	136,000	111,395
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	191,000	177,355
5.00%, 7/1/2042	193,000	199,996
Series 2015, 4.20%, 7/1/2055	109,000	99,542
Series 2020, 2.96%, 1/1/2050	85,000	64,199
Security Description	Principal Amount	Value
Methodist Hospital Series 20A, 2.71%, 12/1/2050	$ 104,000	$ 72,878
MidMichigan Health Series 2020, 3.41%, 6/1/2050	117,000	93,669
Montefiore Obligated Group:
4.29%, 9/1/2050	145,000	105,672
Series 18-C, 5.25%, 11/1/2048	91,000	77,195
Mount Nittany Medical Center Obligated Group Series 2022, 3.80%, 11/15/2052	184,000	154,527
Mount Sinai Hospitals Group, Inc.:
Series 2017, 3.98%, 7/1/2048	118,000	103,187
Series 2019, 3.74%, 7/1/2049	216,000	180,641
Series 2020, 3.39%, 7/1/2050	120,000	90,185
MultiCare Health System 2.80%, 8/15/2050	4,000	2,861
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052	73,000	73,247
New York and Presbyterian Hospital:
2.26%, 8/1/2040	201,000	143,625
2.61%, 8/1/2060	58,000	36,813
4.02%, 8/1/2045	26,000	23,724
4.06%, 8/1/2056	172,000	156,928
Series 2019, 3.95%, 8/1/2119	88,000	68,020
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	116,000	95,755
3.98%, 11/1/2046	208,000	179,284
4.26%, 11/1/2047	163,000	147,324
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	155,000	108,178
Novant Health, Inc. 3.17%, 11/1/2051	142,000	109,238
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery Series 2020, 2.67%, 10/1/2050 (b)	41,000	28,890
NYU Langone Hospitals:
4.37%, 7/1/2047	168,000	152,981
4.78%, 7/1/2044	121,000	118,144
Series 13-A, 5.75%, 7/1/2043	71,000	79,205

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series 2020, 3.38%, 7/1/2055	$ 135,000	$ 101,642
OhioHealth Corp.:
2.83%, 11/15/2041	80,000	61,668
Series 2020, 3.04%, 11/15/2050	174,000	132,698
Orlando Health Obligated Group:
3.33%, 10/1/2050	81,000	64,367
4.09%, 10/1/2048	169,000	151,260
PeaceHealth Obligated Group:
Series 2018, 4.79%, 11/15/2048	85,000	84,030
Series 2020, 3.22%, 11/15/2050	116,000	87,496
Piedmont Healthcare, Inc.:
2.86%, 1/1/2052	121,000	86,056
Series 2042, 2.72%, 1/1/2042	189,000	141,499
Presbyterian Healthcare Services Series UN, 4.88%, 8/1/2052	208,000	216,445
Providence St Joseph Health Obligated Group Series 21A, 2.70%, 10/1/2051	152,000	101,683
Providence St. Joseph Health Obligated Group:
Series A, 3.93%, 10/1/2048	103,000	90,189
Series I, 3.74%, 10/1/2047	92,000	78,366
Queen's Health Systems 4.81%, 7/1/2052	100,000	100,429
Quest Diagnostics, Inc. 4.70%, 3/30/2045	171,000	153,828
Rady Children's Hospital-San Diego Series 21A, 3.15%, 8/15/2051	74,000	55,779
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	130,000	106,738
3.95%, 7/1/2046	91,000	80,178
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050	115,000	80,691
Sentara Healthcare Series 2021, 2.93%, 11/1/2051	30,000	22,519
Sharp HealthCare Series 20B, 2.68%, 8/1/2050	117,000	82,267
Stanford Health Care:
3.03%, 8/15/2051	155,000	116,932
Series 2018, 3.80%, 11/15/2048	133,000	117,105
Summa Health 3.51%, 11/15/2051	95,000	76,488
Security Description	Principal Amount	Value
Sutter Health:
Series 2018, 4.09%, 8/15/2048	$ 62,000	$ 54,474
Series 20A, 3.16%, 8/15/2040	117,000	91,398
Series 20A, 3.36%, 8/15/2050	188,000	144,134
Texas Health Resources:
2.33%, 11/15/2050	82,000	53,151
4.33%, 11/15/2055	99,000	93,982
Toledo Hospital:
5.75%, 11/15/2038	113,000	115,500
6.02%, 11/15/2048 (b)	73,000	67,949
Trinity Health Corp.:
4.13%, 12/1/2045	156,000	144,150
Series 2019, 3.43%, 12/1/2048	94,000	78,317
Series 2021, 2.63%, 12/1/2040 (b)	147,000	108,063
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	30,000	30,150
UnitedHealth Group, Inc.:
2.75%, 5/15/2040	184,000	143,288
2.90%, 5/15/2050	335,000	248,935
3.05%, 5/15/2041	20,000	16,167
3.13%, 5/15/2060 (b)	274,000	201,009
3.25%, 5/15/2051	539,000	424,004
3.50%, 8/15/2039	325,000	283,472
3.70%, 8/15/2049	422,000	360,574
3.75%, 10/15/2047	351,000	304,580
3.88%, 8/15/2059	323,653	279,520
3.95%, 10/15/2042	275,000	247,613
4.20%, 1/15/2047	334,000	312,313
4.25%, 3/15/2043	237,000	222,865
4.25%, 4/15/2047	253,000	238,058
4.25%, 6/15/2048	293,000	274,055
4.38%, 3/15/2042	221,000	212,233
4.45%, 12/15/2048	352,000	337,181
4.63%, 7/15/2035	240,000	244,073
4.63%, 11/15/2041	153,000	151,797
4.75%, 7/15/2045	472,000	475,856
4.75%, 5/15/2052	580,000	580,104
4.95%, 5/15/2062	320,000	324,291
5.70%, 10/15/2040	144,000	158,862
5.80%, 3/15/2036	173,000	193,817
5.95%, 2/15/2041	171,000	193,127
6.50%, 6/15/2037	268,000	324,358
6.63%, 11/15/2037	276,000	334,752
6.88%, 2/15/2038	287,000	355,886
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	7,000	5,054

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Willis-Knighton Medical Center:
Series 2018, 4.81%, 9/1/2048	$ 160,000	$ 160,899
Series 2021, 3.07%, 3/1/2051	22,000	15,790
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	84,000	57,286
		29,255,865
HOME BUILDERS — 0.1%
MDC Holdings, Inc.:
3.97%, 8/6/2061	115,000	66,314
6.00%, 1/15/2043	116,000	95,376
PulteGroup, Inc.:
6.00%, 2/15/2035	27,000	26,461
6.38%, 5/15/2033 (b)	29,000	29,793
7.88%, 6/15/2032	130,000	147,712
		365,656
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2051	205,000	155,361
Whirlpool Corp.:
4.50%, 6/1/2046	181,000	153,207
4.60%, 5/15/2050	198,000	170,124
		478,692
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp. 2.25%, 2/15/2032	120,000	94,356
Church & Dwight Co., Inc.:
3.95%, 8/1/2047	113,000	98,892
5.00%, 6/15/2052	150,000	153,614
Kimberly-Clark Corp.:
2.88%, 2/7/2050	198,000	149,771
3.20%, 7/30/2046	223,000	178,908
3.90%, 5/4/2047	182,000	161,743
5.30%, 3/1/2041 (b)	34,000	35,744
6.63%, 8/1/2037	118,000	143,509
		1,016,537
INSURANCE — 3.9%
Aflac, Inc.:
4.00%, 10/15/2046	102,000	87,838
4.75%, 1/15/2049	196,000	188,730
Alleghany Corp.:
3.25%, 8/15/2051	141,000	103,800
4.90%, 9/15/2044	147,000	139,776
Allstate Corp.:
3.85%, 8/10/2049	199,000	170,499
4.20%, 12/15/2046	168,000	152,897
4.50%, 6/15/2043	101,000	94,760
5.35%, 6/1/2033	73,000	77,245
5.55%, 5/9/2035	123,000	133,163
5.95%, 4/1/2036	118,000	130,815
Security Description	Principal Amount	Value
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (c)	$ 149,000	$ 152,101
American Financial Group, Inc. 4.50%, 6/15/2047	145,000	121,598
American International Group, Inc.:
4.38%, 6/30/2050	254,000	224,798
4.50%, 7/16/2044	160,000	143,459
4.75%, 4/1/2048	364,000	340,700
4.80%, 7/10/2045	211,000	196,300
6.25%, 5/1/2036	128,000	144,011
Aon Corp. 6.25%, 9/30/2040	134,000	148,560
Aon Corp./Aon Global Holdings PLC:
2.90%, 8/23/2051	164,000	114,257
3.90%, 2/28/2052	272,000	223,581
Aon Global Ltd. 4.75%, 5/15/2045	109,000	101,498
Aon Global, Ltd.:
4.45%, 5/24/2043	51,000	45,019
4.60%, 6/14/2044	129,000	115,824
Arch Capital Finance LLC 5.03%, 12/15/2046	184,000	172,872
Arch Capital Group US, Inc. 5.14%, 11/1/2043	202,000	195,995
Arch Capital Group, Ltd.:
3.64%, 6/30/2050	271,000	210,028
7.35%, 5/1/2034	30,000	35,990
Arthur J Gallagher & Co.:
3.05%, 3/9/2052	106,000	73,386
3.50%, 5/20/2051	234,000	178,767
Assured Guaranty US Holdings, Inc. 3.60%, 9/15/2051	144,000	108,399
Athene Holding, Ltd.:
3.45%, 5/15/2052	236,000	162,446
3.95%, 5/25/2051	154,000	113,520
Berkshire Hathaway Finance Corp.:
2.50%, 1/15/2051	199,000	135,023
2.85%, 10/15/2050	502,000	362,158
3.85%, 3/15/2052	513,000	439,036
4.20%, 8/15/2048	679,000	623,302
4.25%, 1/15/2049	553,000	511,348
4.30%, 5/15/2043	147,000	137,516
4.40%, 5/15/2042	300,000	284,034
5.75%, 1/15/2040	146,422	162,088
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	299,000	285,575
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	199,000	135,388
4.70%, 6/22/2047	248,000	197,525
Brown & Brown, Inc. 4.95%, 3/17/2052	124,000	108,781

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Chubb Corp.:
6.00%, 5/11/2037	$ 277,000	$ 319,744
Series 1, 6.50%, 5/15/2038	158,000	185,437
Chubb INA Holdings, Inc.:
2.85%, 12/15/2051	232,000	170,216
3.05%, 12/15/2061	394,000	283,479
4.15%, 3/13/2043	164,000	149,073
4.35%, 11/3/2045	342,000	322,359
6.70%, 5/15/2036	101,000	119,824
Cincinnati Financial Corp. 6.13%, 11/1/2034	40,000	45,468
Corebridge Financial, Inc.:
4.35%, 4/5/2042 (e)	75,000	64,049
4.40%, 4/5/2052 (e)	337,000	281,203
Enstar Group, Ltd. 3.10%, 9/1/2031	115,000	91,165
Equitable Holdings, Inc. 5.00%, 4/20/2048	445,000	411,153
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	218,000	151,887
3.50%, 10/15/2050	218,000	166,408
4.87%, 6/1/2044	154,000	143,761
Fidelity National Financial, Inc. 3.20%, 9/17/2051	90,000	57,244
Hartford Financial Services Group, Inc.:
2.90%, 9/15/2051	109,000	75,662
3.60%, 8/19/2049	218,000	173,162
4.30%, 4/15/2043	137,000	121,219
4.40%, 3/15/2048	164,000	148,003
5.95%, 10/15/2036	136,000	148,037
6.10%, 10/1/2041	105,000	114,072
Jackson Financial, Inc. 4.00%, 11/23/2051 (e)	84,000	59,304
Lincoln National Corp.:
4.35%, 3/1/2048	146,000	123,704
4.38%, 6/15/2050	116,000	99,393
6.30%, 10/9/2037	150,000	162,343
7.00%, 6/15/2040	132,000	150,142
Loews Corp.:
4.13%, 5/15/2043	135,000	115,654
6.00%, 2/1/2035	112,000	120,956
Manulife Financial Corp. 5.38%, 3/4/2046	190,000	203,224
Markel Corp.:
3.45%, 5/7/2052	84,000	62,869
4.15%, 9/17/2050	145,000	119,550
4.30%, 11/1/2047	166,000	143,441
5.00%, 4/5/2046	103,000	97,370
5.00%, 5/20/2049	83,000	78,503
Marsh & McLennan Cos., Inc.:
2.90%, 12/15/2051	123,000	87,485
4.20%, 3/1/2048	159,000	140,542
4.35%, 1/30/2047	97,000	87,139
4.75%, 3/15/2039	119,000	116,219
Security Description	Principal Amount	Value
4.90%, 3/15/2049	$ 413,000	$ 409,283
5.88%, 8/1/2033	121,000	131,747
MetLife, Inc.:
4.05%, 3/1/2045 (b)	233,000	205,555
4.13%, 8/13/2042 (b)	229,434	206,167
4.60%, 5/13/2046	247,000	238,987
4.72%, 12/15/2044	221,000	211,413
4.88%, 11/13/2043	344,000	339,776
5.70%, 6/15/2035	240,000	263,165
5.88%, 2/6/2041	275,000	298,306
6.38%, 6/15/2034	124,000	143,580
6.40%, 12/15/2066	263,000	265,241
6.50%, 12/15/2032	117,000	133,911
10.75%, 8/1/2069	93,000	122,488
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	120,000	121,364
Old Republic International Corp. 3.85%, 6/11/2051	144,000	108,677
Principal Financial Group, Inc.:
4.30%, 11/15/2046	126,000	117,055
4.35%, 5/15/2043	148,000	132,142
4.63%, 9/15/2042	145,000	133,710
6.05%, 10/15/2036	118,000	131,799
Progressive Corp.:
3.70%, 1/26/2045	152,000	127,420
3.70%, 3/15/2052	135,000	114,178
3.95%, 3/26/2050	117,000	103,406
4.13%, 4/15/2047	174,000	158,752
4.20%, 3/15/2048	87,000	80,119
4.35%, 4/25/2044	156,000	144,475
6.25%, 12/1/2032	127,000	146,192
Prudential Financial, Inc.:
3.91%, 12/7/2047	329,000	285,345
3.94%, 12/7/2049	214,000	184,376
Series B, 5.75%, 7/15/2033	117,000	127,968
Series MTN, 3.00%, 3/10/2040	123,000	99,540
Series MTN, 3.70%, 3/13/2051	376,000	313,569
Series MTN, 4.35%, 2/25/2050	241,000	223,380
Series MTN, 4.42%, 3/27/2048	184,000	170,507
Series MTN, 4.60%, 5/15/2044	206,000	195,374
Series MTN, 5.70%, 12/14/2036	173,000	188,869
Series MTN, 6.63%, 12/1/2037	151,000	176,436
Series MTN, 6.63%, 6/21/2040	92,000	106,203
Selective Insurance Group, Inc. 5.38%, 3/1/2049	127,000	120,456
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	106,000	136,859

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Travelers Cos., Inc.:
2.55%, 4/27/2050	$ 206,000	$ 143,226
3.05%, 6/8/2051	192,000	146,461
3.75%, 5/15/2046	113,000	97,370
4.00%, 5/30/2047	130,000	115,636
4.05%, 3/7/2048 (b)	143,000	129,193
4.10%, 3/4/2049 (b)	130,000	117,705
4.30%, 8/25/2045	155,000	143,265
4.60%, 8/1/2043	151,000	143,488
5.35%, 11/1/2040	178,000	188,689
6.75%, 6/20/2036	107,000	129,229
Series MTN, 6.25%, 6/15/2037	183,000	214,663
Travelers Property Casualty Corp. 6.38%, 3/15/2033	117,000	137,701
Unum Group:
4.13%, 6/15/2051	153,000	113,049
4.50%, 12/15/2049	115,000	88,741
5.75%, 8/15/2042	122,000	113,813
Voya Financial, Inc.:
4.80%, 6/15/2046	97,000	89,127
5.70%, 7/15/2043	162,000	165,007
W R Berkley Corp.:
3.15%, 9/30/2061	107,000	70,686
3.55%, 3/30/2052	114,000	87,786
Willis North America, Inc.:
3.88%, 9/15/2049	139,000	108,327
5.05%, 9/15/2048	53,000	48,770
WR Berkley Corp.:
4.00%, 5/12/2050	122,000	100,910
4.75%, 8/1/2044	150,000	140,371
XLIT, Ltd.:
5.25%, 12/15/2043	126,000	133,363
5.50%, 3/31/2045	130,000	134,497
		23,713,732
INTERNET — 1.5%
Alibaba Group Holding, Ltd.:
2.70%, 2/9/2041	305,000	210,984
3.15%, 2/9/2051	441,000	301,745
3.25%, 2/9/2061	268,000	178,630
4.00%, 12/6/2037	371,000	320,670
4.20%, 12/6/2047	522,000	432,237
4.40%, 12/6/2057 (b)	235,000	192,907
4.50%, 11/28/2034 (b)	116,000	108,563
Alphabet, Inc.:
1.90%, 8/15/2040	337,000	240,877
2.05%, 8/15/2050 (b)	700,000	470,449
2.25%, 8/15/2060	526,000	342,600
Amazon.com, Inc.:
2.50%, 6/3/2050	725,000	513,358
2.70%, 6/3/2060	688,000	465,521
2.88%, 5/12/2041	415,000	332,776
3.10%, 5/12/2051	831,000	655,476
3.25%, 5/12/2061	502,000	382,760
Security Description	Principal Amount	Value
3.88%, 8/22/2037	$ 703,000	$ 664,272
3.95%, 4/13/2052	656,000	604,176
4.05%, 8/22/2047	868,000	813,967
4.10%, 4/13/2062	387,000	350,185
4.25%, 8/22/2057	653,000	613,115
4.80%, 12/5/2034	217,000	227,592
4.95%, 12/5/2044	485,000	510,375
eBay, Inc.:
3.65%, 5/10/2051 (b)	236,000	182,024
4.00%, 7/15/2042	116,000	98,664
JD.com, Inc. 4.13%, 1/14/2050	208,000	161,273
		9,375,196
IRON/STEEL — 0.3%
ArcelorMittal SA:
6.75%, 3/1/2041	119,000	117,538
7.00%, 10/15/2039	290,000	295,417
Nucor Corp.:
2.98%, 12/15/2055	126,000	85,202
3.85%, 4/1/2052	125,000	101,945
4.40%, 5/1/2048	141,000	126,958
5.20%, 8/1/2043	183,000	180,142
6.40%, 12/1/2037	120,000	135,013
Steel Dynamics, Inc. 3.25%, 10/15/2050	235,000	162,608
Vale Overseas, Ltd.:
6.88%, 11/21/2036	392,000	420,142
6.88%, 11/10/2039	410,000	436,076
		2,061,041
LEISURE TIME — 0.1%
Brunswick Corp.:
4.40%, 9/15/2032	106,000	91,696
5.10%, 4/1/2052	311,000	231,002
Harley-Davidson, Inc. 4.63%, 7/28/2045	173,000	132,902
		455,600
LODGING — 0.0% (a)
Marriott International, Inc.:
Series GG, 3.50%, 10/15/2032	122,000	105,173
Series II, 2.75%, 10/15/2033	118,000	92,862
		198,035
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 4.38%, 5/8/2042	150,000	139,806
Caterpillar, Inc.:
3.25%, 9/19/2049	238,000	195,634
3.25%, 4/9/2050 (b)	356,000	294,640
3.80%, 8/15/2042 (b)	439,000	400,566
4.30%, 5/15/2044	231,000	224,259
4.75%, 5/15/2064	215,000	218,001
5.20%, 5/27/2041	173,000	185,913
5.30%, 9/15/2035	119,000	129,229

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
6.05%, 8/15/2036	$ 127,000	$ 146,823
		1,934,871
MACHINERY-DIVERSIFIED — 0.3%
Deere & Co.:
2.88%, 9/7/2049	134,000	105,313
3.75%, 4/15/2050 (b)	215,000	196,536
3.90%, 6/9/2042 (b)	369,000	345,971
Dover Corp.:
5.38%, 10/15/2035	120,000	122,844
5.38%, 3/1/2041	147,000	148,125
Otis Worldwide Corp.:
3.11%, 2/15/2040	201,000	155,853
3.36%, 2/15/2050	318,000	239,378
Rockwell Automation, Inc.:
2.80%, 8/15/2061	188,000	123,155
4.20%, 3/1/2049	197,000	182,302
Xylem, Inc. 4.38%, 11/1/2046	192,000	174,159
		1,793,636
MEDIA — 5.3%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.50%, 6/1/2041	363,000	255,501
3.50%, 3/1/2042	306,000	213,031
3.70%, 4/1/2051	481,000	326,782
3.85%, 4/1/2061	645,000	423,778
3.90%, 6/1/2052	640,000	446,765
3.95%, 6/30/2062	180,000	119,974
4.40%, 4/1/2033	213,000	190,816
4.40%, 12/1/2061	369,000	266,828
4.80%, 3/1/2050	830,000	657,576
5.13%, 7/1/2049	415,000	346,371
5.25%, 4/1/2053	449,000	382,952
5.38%, 4/1/2038	354,000	315,357
5.38%, 5/1/2047	773,000	661,696
5.50%, 4/1/2063	434,000	370,172
5.75%, 4/1/2048	721,000	648,359
6.38%, 10/23/2035	365,000	368,391
6.48%, 10/23/2045	1,009,000	982,433
6.83%, 10/23/2055	301,000	304,489
Comcast Corp.:
2.45%, 8/15/2052 (b)	401,000	265,891
2.65%, 8/15/2062	324,000	208,504
2.80%, 1/15/2051	443,000	313,126
2.89%, 11/1/2051	1,340,000	958,288
2.94%, 11/1/2056 (e)	21,000	14,573
2.94%, 11/1/2056	1,577,000	1,094,359
2.99%, 11/1/2063 (e)	49,000	33,475
2.99%, 11/1/2063	1,014,000	692,734
3.20%, 7/15/2036	274,000	232,426
3.25%, 11/1/2039	308,000	253,179
3.40%, 7/15/2046	362,000	288,677
Security Description	Principal Amount	Value
3.45%, 2/1/2050	$ 523,000	$ 416,507
3.75%, 4/1/2040	520,000	456,071
3.90%, 3/1/2038	421,000	381,620
3.97%, 11/1/2047	561,000	485,170
4.00%, 8/15/2047	307,000	266,396
4.00%, 3/1/2048	393,000	342,700
4.00%, 11/1/2049	607,000	530,154
4.05%, 11/1/2052	404,000	354,025
4.20%, 8/15/2034	171,000	164,705
4.25%, 1/15/2033	118,000	115,938
4.40%, 8/15/2035	144,000	139,687
4.60%, 10/15/2038	289,000	279,937
4.60%, 8/15/2045	335,000	318,160
4.65%, 7/15/2042	274,000	265,005
4.70%, 10/15/2048	608,000	589,626
4.75%, 3/1/2044	153,000	147,588
4.95%, 10/15/2058 (b)	281,000	280,132
5.65%, 6/15/2035	187,000	203,688
6.40%, 5/15/2038	53,000	60,859
6.45%, 3/15/2037	127,000	149,958
6.50%, 11/15/2035	127,000	148,205
6.55%, 7/1/2039	136,000	163,173
6.95%, 8/15/2037	122,000	148,054
7.05%, 3/15/2033	116,000	139,351
Discovery Communications LLC:
4.00%, 9/15/2055	447,000	312,238
4.65%, 5/15/2050	238,000	187,113
4.88%, 4/1/2043	115,000	95,194
5.00%, 9/20/2037	104,000	93,522
5.20%, 9/20/2047	286,000	245,153
5.30%, 5/15/2049	117,000	100,831
6.35%, 6/1/2040	122,000	120,553
Fox Corp.:
5.48%, 1/25/2039	443,000	430,219
5.58%, 1/25/2049	341,000	332,322
Grupo Televisa SAB:
5.00%, 5/13/2045	317,000	294,702
5.25%, 5/24/2049 (b)	175,000	173,054
6.13%, 1/31/2046 (b)	154,000	169,800
6.63%, 1/15/2040	158,000	170,528
8.50%, 3/11/2032	17,000	20,985
NBCUniversal Media LLC:
4.45%, 1/15/2043	322,000	298,900
5.95%, 4/1/2041	214,000	238,278
6.40%, 4/30/2040	176,000	207,032
Paramount Global:
4.20%, 5/19/2032	124,000	109,907
4.38%, 3/15/2043	367,000	284,271
4.60%, 1/15/2045	199,000	156,468
4.85%, 7/1/2042	160,000	133,157
4.90%, 8/15/2044	186,000	150,718
4.95%, 5/19/2050	230,000	193,156
5.25%, 4/1/2044	126,000	107,831
5.50%, 5/15/2033	113,000	109,600

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
5.85%, 9/1/2043	$ 296,000	$ 276,470
5.90%, 10/15/2040	168,000	157,728
6.88%, 4/30/2036	259,000	269,150
Thomson Reuters Corp.:
5.50%, 8/15/2035	124,000	127,856
5.65%, 11/23/2043	59,000	59,622
5.85%, 4/15/2040	174,000	182,422
Time Warner Cable LLC:
4.50%, 9/15/2042	400,000	313,660
5.50%, 9/1/2041	450,500	396,305
5.88%, 11/15/2040	406,000	372,403
6.55%, 5/1/2037	371,000	371,486
6.75%, 6/15/2039	608,000	608,839
7.30%, 7/1/2038	414,000	433,756
Time Warner Entertainment Co. L.P. 8.38%, 7/15/2033	132,000	152,267
TWDC Enterprises 18 Corp.:
4.38%, 8/16/2041	164,000	153,529
Series E, 4.13%, 12/1/2041	265,000	241,611
Series GMTN, 4.13%, 6/1/2044	276,000	250,324
Series MTN, 3.00%, 7/30/2046	233,000	178,142
Series MTN, 3.70%, 12/1/2042	108,000	91,963
Walt Disney Co.:
2.75%, 9/1/2049	540,000	386,672
3.50%, 5/13/2040	537,000	458,560
3.60%, 1/13/2051	690,000	576,088
3.80%, 5/13/2060	391,000	326,735
4.63%, 3/23/2040	220,000	215,391
4.70%, 3/23/2050 (b)	434,000	429,656
4.75%, 9/15/2044	123,000	119,988
4.75%, 11/15/2046	164,000	160,599
4.95%, 10/15/2045	143,000	143,099
5.40%, 10/1/2043	269,000	283,712
6.15%, 3/1/2037	104,000	117,618
6.15%, 2/15/2041	193,000	221,004
6.20%, 12/15/2034	148,000	168,676
6.40%, 12/15/2035	250,000	290,670
6.55%, 3/15/2033	100,000	115,581
6.65%, 11/15/2037	397,000	472,990
7.75%, 12/1/2045	142,000	193,265
		32,236,581
METAL FABRICATE & HARDWARE — 0.1%
Crane Holdings Co. 4.20%, 3/15/2048	193,000	156,780
Precision Castparts Corp.:
3.90%, 1/15/2043	166,000	147,014
4.38%, 6/15/2045	168,000	160,321
Valmont Industries, Inc.:
5.00%, 10/1/2044	137,000	126,485
5.25%, 10/1/2054	147,000	141,238
		731,838
Security Description	Principal Amount	Value
MINING — 1.3%
Barrick Gold Corp.:
5.25%, 4/1/2042	$ 218,000	$ 214,813
6.45%, 10/15/2035	115,000	127,514
Barrick North America Finance LLC:
5.70%, 5/30/2041	337,000	348,765
5.75%, 5/1/2043	270,000	281,521
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	353,000	374,512
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	280,000	260,263
5.00%, 9/30/2043	692,000	712,061
Freeport-McMoRan, Inc.:
5.40%, 11/14/2034	201,000	196,218
5.45%, 3/15/2043	549,000	507,913
Newmont Corp.:
2.60%, 7/15/2032	268,000	221,119
4.88%, 3/15/2042	259,000	248,047
5.45%, 6/9/2044	192,000	193,181
6.25%, 10/1/2039	266,000	292,225
5.88%, 4/1/2035	119,000	125,497
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	116,000	131,810
7.25%, 3/15/2031	46,000	54,809
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	256,000	236,004
4.75%, 3/22/2042	268,000	266,866
Rio Tinto Finance USA, Ltd.:
2.75%, 11/2/2051 (b)	296,000	214,298
5.20%, 11/2/2040	329,000	342,686
Southern Copper Corp.:
5.25%, 11/8/2042	311,000	302,413
5.88%, 4/23/2045 (b)	487,000	504,790
6.75%, 4/16/2040 (b)	321,000	361,696
7.50%, 7/27/2035	268,000	317,146
Teck Resources, Ltd.:
5.20%, 3/1/2042	181,000	164,766
5.40%, 2/1/2043	137,000	128,190
6.00%, 8/15/2040	190,000	189,314
6.13%, 10/1/2035	117,000	124,163
6.25%, 7/15/2041	192,000	197,729
		7,640,329
MISCELLANEOUS MANUFACTURER — 1.0%
3M Co.:
3.25%, 8/26/2049	280,000	223,250
3.70%, 4/15/2050 (b)	193,000	166,275
Series MTN, 3.13%, 9/19/2046	217,000	170,575
Series MTN, 3.63%, 10/15/2047	114,000	97,393
Series MTN, 3.88%, 6/15/2044	108,000	94,738

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series MTN, 4.00%, 9/14/2048 (b)	$ 311,000	$ 281,405
Series MTN, 5.70%, 3/15/2037	190,000	213,216
Eaton Corp.:
3.92%, 9/15/2047	156,000	132,739
4.00%, 11/2/2032	117,000	113,605
4.15%, 11/2/2042	278,000	249,527
GE Capital Funding LLC 4.55%, 5/15/2032	109,000	105,079
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	1,747,000	1,635,070
General Electric Co.:
4.35%, 5/1/2050	270,000	234,006
4.50%, 3/11/2044	149,000	131,604
Series GMTN, 6.88%, 1/10/2039	113,000	127,977
Series MTN, 5.88%, 1/14/2038	249,000	259,266
Illinois Tool Works, Inc.:
3.90%, 9/1/2042 (b)	340,000	300,618
4.88%, 9/15/2041	177,000	180,625
Parker-Hannifin Corp.:
4.00%, 6/14/2049	222,000	187,843
4.10%, 3/1/2047	152,000	129,267
Series MTN, 4.20%, 11/21/2034	118,000	109,918
Series MTN, 4.45%, 11/21/2044	183,000	163,580
Series MTN, 6.25%, 5/15/2038	158,000	172,825
Trane Technologies Global Holding Co., Ltd.:
4.30%, 2/21/2048	162,000	141,674
5.75%, 6/15/2043	148,000	152,135
Trane Technologies Luxembourg Finance SA:
4.50%, 3/21/2049	112,000	99,901
4.65%, 11/1/2044	170,000	153,947
		6,028,058
OIL & GAS — 4.0%
BP Capital Markets America, Inc.:
2.77%, 11/10/2050	389,000	270,577
2.94%, 6/4/2051	673,000	480,919
3.00%, 2/24/2050	525,000	382,016
3.00%, 3/17/2052	306,000	221,012
3.06%, 6/17/2041	441,000	343,473
3.38%, 2/8/2061 (b)	565,000	418,614
Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035	116,000	117,813
6.25%, 3/15/2038	273,000	289,096
6.45%, 6/30/2033	95,000	102,770
6.50%, 2/15/2037	138,000	147,499
Security Description	Principal Amount	Value
6.75%, 2/1/2039	$ 127,000	$ 140,161
Series GMTN, 4.95%, 6/1/2047	130,000	123,674
Cenovus Energy, Inc.:
3.75%, 2/15/2052	184,000	139,950
5.25%, 6/15/2037	235,000	228,977
5.40%, 6/15/2047	160,000	154,184
6.75%, 11/15/2039	280,000	298,130
6.80%, 9/15/2037	54,000	59,433
Chevron Corp. 3.08%, 5/11/2050	332,000	264,458
Chevron USA, Inc.:
2.34%, 8/12/2050	76,000	52,600
5.25%, 11/15/2043	148,000	157,624
6.00%, 3/1/2041	143,000	166,768
ConocoPhillips:
4.88%, 10/1/2047	45,000	44,438
5.90%, 10/15/2032	114,000	125,322
5.90%, 5/15/2038	178,000	196,863
6.50%, 2/1/2039	316,000	371,117
ConocoPhillips Co.:
3.76%, 3/15/2042 (e)	325,000	284,248
3.80%, 3/15/2052 (b)	335,000	287,373
4.03%, 3/15/2062 (e)	606,000	517,754
4.30%, 11/15/2044	198,000	181,972
5.95%, 3/15/2046	158,000	181,837
Continental Resources, Inc. 4.90%, 6/1/2044	122,000	95,973
Devon Energy Corp.:
4.75%, 5/15/2042	168,000	151,872
5.00%, 6/15/2045	166,000	154,163
5.60%, 7/15/2041	287,000	284,781
7.88%, 9/30/2031	105,000	122,970
7.95%, 4/15/2032	112,000	132,065
Diamondback Energy, Inc.:
4.25%, 3/15/2052	173,000	143,580
4.40%, 3/24/2051 (b)	242,000	206,879
EOG Resources, Inc.:
3.90%, 4/1/2035	88,000	81,792
4.95%, 4/15/2050	183,000	189,211
Exxon Mobil Corp.:
3.00%, 8/16/2039	272,000	222,246
3.10%, 8/16/2049	353,000	275,135
3.45%, 4/15/2051	749,000	615,004
3.57%, 3/6/2045	268,000	226,985
4.11%, 3/1/2046	596,000	544,696
4.23%, 3/19/2040	604,000	570,363
4.33%, 3/19/2050	751,000	709,094
Hess Corp.:
5.60%, 2/15/2041	404,000	393,686
5.80%, 4/1/2047	220,000	220,227
6.00%, 1/15/2040	152,000	155,815
7.13%, 3/15/2033	99,000	110,127
Marathon Oil Corp.:
5.20%, 6/1/2045	170,000	155,868

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
6.60%, 10/1/2037	$ 154,000	$ 163,154
Marathon Petroleum Corp.:
4.50%, 4/1/2048	253,000	213,365
4.75%, 9/15/2044	259,000	228,562
5.00%, 9/15/2054	90,000	79,934
6.50%, 3/1/2041	368,000	400,358
Ovintiv, Inc.:
6.50%, 2/1/2038	80,000	83,014
6.63%, 8/15/2037	131,000	136,958
8.13%, 9/15/2030	116,000	131,124
Phillips 66:
3.30%, 3/15/2052	172,000	128,281
4.65%, 11/15/2034	150,000	145,530
4.88%, 11/15/2044	475,000	460,142
5.88%, 5/1/2042	456,000	493,652
Phillips 66 Co.:
4.68%, 2/15/2045 (e)	171,000	157,405
4.90%, 10/1/2046 (e)	252,000	239,350
Shell International Finance B.V.:
2.88%, 11/26/2041	263,000	203,523
3.00%, 11/26/2051	219,000	163,374
3.13%, 11/7/2049	378,000	291,189
3.25%, 4/6/2050	634,000	500,613
3.63%, 8/21/2042	243,000	206,300
3.75%, 9/12/2046	419,000	356,112
4.00%, 5/10/2046	621,000	549,852
4.13%, 5/11/2035	326,000	310,916
4.38%, 5/11/2045	764,000	711,154
4.55%, 8/12/2043	351,000	333,380
5.50%, 3/25/2040	228,000	244,881
6.38%, 12/15/2038	848,000	987,479
Suncor Energy, Inc.:
3.75%, 3/4/2051	246,000	199,427
4.00%, 11/15/2047	305,000	260,159
5.35%, 7/15/2033	115,000	114,241
5.95%, 12/1/2034	71,000	74,422
5.95%, 5/15/2035	116,000	120,918
6.50%, 6/15/2038	319,000	350,520
6.80%, 5/15/2038	225,000	252,457
6.85%, 6/1/2039	189,000	214,885
TotalEnergies Capital International SA:
2.99%, 6/29/2041	197,000	155,683
3.13%, 5/29/2050	719,000	550,423
3.39%, 6/29/2060	190,000	145,664
3.46%, 7/12/2049 (b)	339,000	273,495
Valero Energy Corp.:
2.80%, 12/1/2031	88,000	73,801
3.65%, 12/1/2051	230,000	172,284
4.00%, 6/1/2052	162,000	128,926
4.90%, 3/15/2045	103,000	94,108
6.63%, 6/15/2037	339,000	368,266
7.50%, 4/15/2032	121,000	139,451
		24,121,936
Security Description	Principal Amount	Value
OIL & GAS SERVICES — 0.4%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	$ 364,000	$ 356,487
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 4.08%, 12/15/2047	457,000	386,252
Halliburton Co.:
4.50%, 11/15/2041	187,000	163,391
4.75%, 8/1/2043	222,000	197,462
4.85%, 11/15/2035	175,000	167,788
5.00%, 11/15/2045	545,000	499,978
6.70%, 9/15/2038	199,000	218,607
7.45%, 9/15/2039	327,000	384,052
NOV, Inc. 3.95%, 12/1/2042	308,000	225,755
		2,599,772
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America:
3.05%, 10/1/2051	152,000	107,548
4.05%, 12/15/2049	187,000	154,728
Sonoco Products Co.:
2.85%, 2/1/2032 (b)	136,000	113,685
5.75%, 11/1/2040	34,000	34,584
WestRock MWV LLC 7.95%, 2/15/2031	64,000	75,395
WRKCo, Inc.:
3.00%, 6/15/2033	121,000	101,946
4.20%, 6/1/2032	112,000	105,974
		693,860
PHARMACEUTICALS — 7.1%
AbbVie, Inc.:
4.05%, 11/21/2039	911,000	811,901
4.25%, 11/21/2049	1,677,000	1,486,442
4.30%, 5/14/2036	410,000	385,228
4.40%, 11/6/2042	659,000	599,117
4.45%, 5/14/2046	678,000	615,007
4.50%, 5/14/2035	631,000	612,139
4.55%, 3/15/2035	390,000	379,918
4.63%, 10/1/2042	223,000	205,622
4.70%, 5/14/2045	667,000	628,221
4.75%, 3/15/2045	273,000	257,016
4.85%, 6/15/2044	401,000	384,495
4.88%, 11/14/2048	586,000	564,652
AmerisourceBergen Corp.:
4.25%, 3/1/2045	229,000	197,719
4.30%, 12/15/2047	147,000	132,751
AstraZeneca PLC:
2.13%, 8/6/2050	240,000	160,399
3.00%, 5/28/2051	311,000	247,139
4.00%, 9/18/2042	273,000	251,823
4.38%, 11/16/2045	277,000	268,762
4.38%, 8/17/2048	275,000	270,482
6.45%, 9/15/2037	781,000	936,755

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Becton Dickinson & Co.:
3.79%, 5/20/2050	$ 245,000	$ 202,429
4.69%, 12/15/2044	252,000	233,453
Becton Dickinson and Co. 4.67%, 6/6/2047	339,000	316,612
Bristol-Myers Squibb Co.:
2.35%, 11/13/2040	211,000	156,486
2.55%, 11/13/2050	442,000	312,525
3.25%, 8/1/2042	225,000	184,430
3.55%, 3/15/2042	218,000	191,234
3.70%, 3/15/2052	613,000	529,479
3.90%, 3/15/2062	164,000	141,083
4.13%, 6/15/2039	618,000	591,160
4.25%, 10/26/2049	1,018,000	956,523
4.35%, 11/15/2047	350,000	333,536
4.50%, 3/1/2044	30,000	29,091
4.55%, 2/20/2048	294,000	288,443
4.63%, 5/15/2044	299,000	295,331
5.00%, 8/15/2045	207,000	215,847
Cardinal Health, Inc.:
4.37%, 6/15/2047	160,000	135,762
4.50%, 11/15/2044	203,000	173,370
4.60%, 3/15/2043	146,000	125,963
4.90%, 9/15/2045	69,000	62,725
Cigna Corp.:
3.20%, 3/15/2040	150,000	119,598
3.40%, 3/15/2050	348,000	266,126
3.40%, 3/15/2051	330,000	253,786
4.80%, 8/15/2038	616,000	599,793
4.90%, 12/15/2048	839,000	805,499
3.88%, 10/15/2047	399,000	328,513
4.80%, 7/15/2046	515,000	490,553
6.13%, 11/15/2041	241,000	264,365
CVS Health Corp.:
2.13%, 9/15/2031 (b)	79,000	63,985
2.70%, 8/21/2040	276,000	198,720
4.13%, 4/1/2040	280,000	244,373
4.25%, 4/1/2050	251,000	215,805
4.78%, 3/25/2038	1,409,000	1,333,661
4.88%, 7/20/2035	151,000	149,159
5.05%, 3/25/2048	2,145,000	2,052,229
5.13%, 7/20/2045	882,000	851,465
5.30%, 12/5/2043	168,000	166,762
6.13%, 9/15/2039	186,000	200,116
Eli Lilly & Co.:
2.25%, 5/15/2050 (b)	309,000	218,253
2.50%, 9/15/2060	217,000	148,970
3.70%, 3/1/2045	111,000	101,321
3.95%, 5/15/2047	236,000	225,972
3.95%, 3/15/2049 (b)	171,000	165,039
4.15%, 3/15/2059	176,000	168,608
5.55%, 3/15/2037	180,000	206,942
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	240,000	226,140
5.38%, 4/15/2034	112,000	122,363
Security Description	Principal Amount	Value
6.38%, 5/15/2038	$ 708,000	$ 846,117
Johnson & Johnson:
2.10%, 9/1/2040	411,000	300,836
2.25%, 9/1/2050 (b)	277,000	193,897
2.45%, 9/1/2060	306,000	207,658
3.40%, 1/15/2038	353,000	317,922
3.50%, 1/15/2048 (b)	355,000	317,285
3.55%, 3/1/2036	407,000	385,909
3.63%, 3/3/2037	392,000	372,373
3.70%, 3/1/2046	521,000	481,003
3.75%, 3/3/2047 (b)	310,000	287,525
4.38%, 12/5/2033	135,000	139,626
4.50%, 9/1/2040	287,000	290,065
4.50%, 12/5/2043	210,000	211,445
4.85%, 5/15/2041	155,000	162,908
4.95%, 5/15/2033	122,000	132,596
5.85%, 7/15/2038	244,000	282,076
5.95%, 8/15/2037	222,000	264,433
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	110,000	106,670
5.90%, 11/1/2039	165,000	183,965
Merck & Co., Inc.:
2.35%, 6/24/2040	220,000	165,649
2.45%, 6/24/2050 (b)	334,000	235,380
2.75%, 12/10/2051	668,000	495,041
2.90%, 12/10/2061	351,000	249,877
3.60%, 9/15/2042	291,000	255,088
3.70%, 2/10/2045	607,000	533,468
3.90%, 3/7/2039	283,000	267,514
4.00%, 3/7/2049	351,000	324,289
4.15%, 5/18/2043	403,000	382,314
6.50%, 12/1/2033	120,000	144,785
6.55%, 9/15/2037	111,000	134,743
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	243,000	277,683
Mylan, Inc.:
5.20%, 4/15/2048	365,000	289,952
5.40%, 11/29/2043	245,000	205,178
Novartis Capital Corp.:
2.75%, 8/14/2050	317,000	246,528
3.70%, 9/21/2042	224,000	202,852
4.00%, 11/20/2045	311,000	289,168
4.40%, 5/6/2044	518,000	517,182
Pfizer, Inc.:
2.55%, 5/28/2040	340,000	267,906
2.70%, 5/28/2050	375,000	286,886
3.90%, 3/15/2039	277,000	261,300
4.00%, 12/15/2036	386,000	375,705
4.00%, 3/15/2049	474,000	446,100
4.10%, 9/15/2038	301,000	290,342
4.13%, 12/15/2046	393,000	377,461
4.20%, 9/15/2048	325,000	316,654
4.30%, 6/15/2043	199,000	192,467
4.40%, 5/15/2044	270,000	264,592
5.60%, 9/15/2040	195,000	218,556

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
7.20%, 3/15/2039	$ 594,000	$ 778,081
Takeda Pharmaceutical Co., Ltd.:
3.03%, 7/9/2040	415,000	319,251
3.18%, 7/9/2050	432,000	321,499
3.38%, 7/9/2060 (b)	268,000	195,651
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	207,000	166,765
Viatris, Inc.:
3.85%, 6/22/2040	459,000	323,237
4.00%, 6/22/2050	664,000	442,430
Wyeth LLC:
5.95%, 4/1/2037	544,000	627,613
6.00%, 2/15/2036	85,000	97,469
6.50%, 2/1/2034	117,000	139,771
Zoetis, Inc.:
3.00%, 5/15/2050	163,000	121,352
3.95%, 9/12/2047	212,000	183,776
4.45%, 8/20/2048	162,000	152,398
4.70%, 2/1/2043	269,000	258,773
		43,186,221
PIPELINES — 4.1%
Boardwalk Pipelines L.P.:
3.40%, 2/15/2031	3,000	2,562
3.60%, 9/1/2032	115,000	97,541
Cheniere Corpus Christi Holdings LLC 2.74%, 12/31/2039	153,000	118,830
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	136,000	140,009
Eastern Gas Transmission & Storage, Inc.:
4.60%, 12/15/2044 (e)	74,000	68,094
4.80%, 11/1/2043 (e)	120,000	112,153
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	242,000	241,308
7.38%, 10/15/2045	169,000	202,219
Series B, 7.50%, 4/15/2038	68,000	80,043
Enbridge, Inc.:
2.50%, 8/1/2033	161,000	130,199
3.40%, 8/1/2051	250,000	188,665
4.00%, 11/15/2049	137,000	114,820
4.50%, 6/10/2044	141,000	123,252
5.50%, 12/1/2046	268,000	276,153
Energy Transfer L.P.:
4.90%, 3/15/2035	124,000	111,717
4.95%, 1/15/2043	121,000	100,414
5.00%, 5/15/2044	158,000	132,334
5.00%, 5/15/2050	509,000	433,052
5.15%, 2/1/2043	208,000	178,035
5.15%, 3/15/2045	314,000	268,743
5.30%, 4/1/2044	227,000	196,680
5.30%, 4/15/2047	171,000	148,031
5.35%, 5/15/2045	318,000	278,205
5.40%, 10/1/2047	389,000	342,083
Security Description	Principal Amount	Value
5.95%, 10/1/2043	$ 141,000	$ 132,609
6.05%, 6/1/2041	133,000	129,180
6.10%, 2/15/2042	158,000	150,997
6.13%, 12/15/2045	314,000	300,890
6.25%, 4/15/2049	513,835	498,410
6.50%, 2/1/2042	245,000	245,637
6.63%, 10/15/2036	107,000	107,467
7.50%, 7/1/2038	100,000	107,912
6.00%, 6/15/2048	253,000	237,807
Series 20Y, 5.80%, 6/15/2038	112,000	105,203
Enterprise Products Operating LLC:
3.20%, 2/15/2052 (b)	329,000	235,982
3.30%, 2/15/2053	336,000	244,978
3.70%, 1/31/2051	188,000	146,873
3.95%, 1/31/2060	297,000	233,953
4.20%, 1/31/2050	308,000	257,054
4.25%, 2/15/2048	332,000	279,833
4.45%, 2/15/2043	378,000	329,820
4.80%, 2/1/2049	256,000	232,343
4.85%, 8/15/2042	198,433	182,842
4.85%, 3/15/2044	326,000	296,145
4.90%, 5/15/2046	338,000	310,832
4.95%, 10/15/2054	154,000	140,644
5.10%, 2/15/2045	324,000	304,767
5.70%, 2/15/2042	109,000	110,027
5.95%, 2/1/2041	178,000	185,855
6.13%, 10/15/2039	163,000	172,971
6.45%, 9/1/2040	233,000	253,052
7.55%, 4/15/2038	116,000	137,747
Series D, 6.88%, 3/1/2033	128,000	146,836
Series H, 6.65%, 10/15/2034	118,000	132,135
Kinder Morgan Energy Partners L.P.:
4.70%, 11/1/2042	213,000	180,473
5.00%, 8/15/2042	281,000	246,060
5.00%, 3/1/2043	138,000	120,782
5.40%, 9/1/2044	143,000	131,069
5.50%, 3/1/2044	282,000	263,780
5.63%, 9/1/2041	111,000	103,325
5.80%, 3/15/2035	126,000	127,579
6.38%, 3/1/2041	198,000	198,265
6.50%, 2/1/2037	114,000	120,920
6.50%, 9/1/2039	126,000	129,199
6.55%, 9/15/2040	151,000	156,940
7.30%, 8/15/2033	128,000	143,333
7.50%, 11/15/2040	127,000	141,773
Series MTN, 6.95%, 1/15/2038	300,000	323,493
Kinder Morgan, Inc.:
3.25%, 8/1/2050	202,000	140,489
3.60%, 2/15/2051	190,000	139,519
5.05%, 2/15/2046	195,000	174,266
5.20%, 3/1/2048	142,000	129,770

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
5.30%, 12/1/2034	$ 123,000	$ 119,749
5.55%, 6/1/2045	406,000	383,495
Magellan Midstream Partners L.P.:
3.95%, 3/1/2050	198,000	156,250
4.20%, 10/3/2047	179,000	147,541
4.25%, 9/15/2046	125,000	105,440
4.85%, 2/1/2049	111,000	99,534
5.15%, 10/15/2043	186,000	171,951
MPLX L.P.:
4.50%, 4/15/2038	481,000	421,625
4.70%, 4/15/2048	329,000	276,393
4.90%, 4/15/2058	137,000	113,658
4.95%, 3/14/2052	332,000	287,147
5.20%, 3/1/2047	249,000	225,206
5.20%, 12/1/2047	238,000	213,669
5.50%, 2/15/2049	324,000	300,934
ONEOK Partners L.P.:
6.13%, 2/1/2041	162,000	154,673
6.20%, 9/15/2043	80,000	75,050
6.65%, 10/1/2036	119,000	121,048
6.85%, 10/15/2037	115,000	117,723
ONEOK, Inc.:
4.45%, 9/1/2049	150,000	120,205
4.50%, 3/15/2050	239,000	190,385
4.95%, 7/13/2047	259,000	219,754
5.20%, 7/15/2048	315,000	279,270
6.00%, 6/15/2035	113,000	110,834
7.15%, 1/15/2051	142,000	150,639
Plains All American Pipeline L.P./PAA Finance Corp.:
4.30%, 1/31/2043	188,000	141,271
4.70%, 6/15/2044	156,000	123,533
4.90%, 2/15/2045	179,000	144,333
5.15%, 6/1/2042	133,000	110,736
6.65%, 1/15/2037	121,000	120,652
Spectra Energy Partners L.P.:
4.50%, 3/15/2045	198,000	172,115
5.95%, 9/25/2043	134,000	138,900
Targa Resources Corp.:
4.20%, 2/1/2033	141,000	127,714
4.95%, 4/15/2052	131,000	112,587
6.25%, 7/1/2052 (f)	700,000	700,644
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	86,000	97,381
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	117,000	132,371
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	172,000	165,120
4.75%, 5/15/2038	235,000	223,417
4.88%, 5/15/2048	407,000	390,069
5.00%, 10/16/2043	175,000	166,651
5.10%, 3/15/2049 (b)	295,000	292,422
5.60%, 3/31/2034	110,000	112,794
Security Description	Principal Amount	Value
5.85%, 3/15/2036	$ 117,000	$ 122,313
6.10%, 6/1/2040	249,000	268,890
6.20%, 10/15/2037	213,000	231,593
7.25%, 8/15/2038	181,000	214,443
7.63%, 1/15/2039	219,000	270,686
Transcontinental Gas Pipe Line Co. LLC:
3.95%, 5/15/2050	152,000	126,239
4.45%, 8/1/2042	165,000	148,162
4.60%, 3/15/2048	151,000	137,892
5.40%, 8/15/2041	175,000	173,773
Williams Cos. Inc 3.50%, 10/15/2051 (b)	116,000	86,492
Williams Cos., Inc.:
4.85%, 3/1/2048	235,000	212,823
4.90%, 1/15/2045	158,000	141,382
5.10%, 9/15/2045	271,000	252,480
5.40%, 3/4/2044	153,000	145,826
5.75%, 6/24/2044	222,000	222,810
5.80%, 11/15/2043	116,000	115,586
6.30%, 4/15/2040	425,000	451,252
8.75%, 3/15/2032	103,000	130,045
		24,894,548
REAL ESTATE INVESTMENT TRUSTS — 1.6%
Agree L.P. 2.60%, 6/15/2033	116,000	91,611
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	213,000	160,227
2.95%, 3/15/2034	125,000	103,928
3.00%, 5/18/2051	220,000	148,993
3.55%, 3/15/2052	238,000	179,362
4.00%, 2/1/2050	310,000	256,692
4.85%, 4/15/2049	135,000	126,214
American Homes 4 Rent L.P.:
3.38%, 7/15/2051	136,000	93,420
4.30%, 4/15/2052	125,000	100,373
American Tower Corp.:
2.70%, 4/15/2031	17,000	13,998
2.95%, 1/15/2051	273,000	183,715
3.10%, 6/15/2050	246,000	170,109
3.70%, 10/15/2049	295,000	222,530
AvalonBay Communities, Inc.:
Series MTN, 3.90%, 10/15/2046	174,000	150,703
Series MTN, 4.15%, 7/1/2047	107,000	95,837
Series MTN, 4.35%, 4/15/2048	58,000	53,593
Boston Properties L.P.:
2.45%, 10/1/2033	173,000	132,459
2.55%, 4/1/2032	53,000	42,034
Camden Property Trust 3.35%, 11/1/2049	134,000	104,828

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Corporate Office Properties L.P. 2.90%, 12/1/2033	$ 119,000	$ 92,271
Crown Castle International Corp.:
2.90%, 4/1/2041	385,000	278,798
3.25%, 1/15/2051	206,000	148,056
4.00%, 11/15/2049	75,000	60,645
4.15%, 7/1/2050	154,000	127,301
4.75%, 5/15/2047	123,000	110,924
5.20%, 2/15/2049	168,000	161,386
CubeSmart L.P. 2.50%, 2/15/2032	118,000	95,841
Duke Realty L.P. 3.05%, 3/1/2050	103,000	76,064
Equinix, Inc.:
2.95%, 9/15/2051	162,000	109,141
3.00%, 7/15/2050	197,000	134,707
3.40%, 2/15/2052 (b)	193,000	143,052
ERP Operating L.P.:
4.00%, 8/1/2047	102,000	88,829
4.50%, 7/1/2044	202,000	192,173
4.50%, 6/1/2045	112,000	104,467
Essex Portfolio L.P.:
2.65%, 9/1/2050 (b)	103,000	65,209
4.50%, 3/15/2048	144,000	129,309
Federal Realty Investment Trust 4.50%, 12/1/2044	132,000	117,413
Healthpeak Properties, Inc. 6.75%, 2/1/2041	56,000	63,519
Invitation Homes Operating Partnership L.P. 2.70%, 1/15/2034	127,000	97,650
Kilroy Realty L.P.:
2.50%, 11/15/2032	113,000	88,218
2.65%, 11/15/2033	120,000	93,067
Kimco Realty Corp.:
2.25%, 12/1/2031	116,000	93,799
3.70%, 10/1/2049	107,000	83,087
4.13%, 12/1/2046	106,000	87,361
4.25%, 4/1/2045	84,000	70,645
4.45%, 9/1/2047	110,000	95,831
Mid-America Apartments L.P. 2.88%, 9/15/2051	112,000	77,886
National Retail Properties, Inc.:
3.00%, 4/15/2052	136,000	93,164
3.10%, 4/15/2050	131,000	90,598
3.50%, 4/15/2051	109,000	82,045
4.80%, 10/15/2048	122,000	113,389
Office Properties Income Trust 3.45%, 10/15/2031	112,000	83,178
Omega Healthcare Investors, Inc. 3.25%, 4/15/2033	116,000	87,538
Phillips Edison Grocery Center Oprating Part 2.63%, 11/15/2031	123,000	95,257
Security Description	Principal Amount	Value
Piedmont Operating Partnership L.P. 2.75%, 4/1/2032	$ 85,000	$ 65,640
Prologis L.P.:
1.63%, 3/15/2031 (b)	130,000	104,983
2.13%, 10/15/2050	128,000	81,505
3.00%, 4/15/2050	168,000	126,758
4.38%, 9/15/2048	80,000	75,418
Realty Income Corp.:
1.80%, 3/15/2033	97,000	74,115
2.85%, 12/15/2032	120,000	102,839
4.65%, 3/15/2047	186,000	180,768
Regency Centers L.P.:
4.40%, 2/1/2047	74,000	64,820
4.65%, 3/15/2049	116,000	103,649
Simon Property Group L.P.:
2.65%, 2/1/2032	127,000	104,950
3.25%, 9/13/2049	291,000	211,676
3.80%, 7/15/2050 (b)	196,000	156,998
4.25%, 10/1/2044	115,000	97,803
4.25%, 11/30/2046	142,000	121,627
4.75%, 3/15/2042	108,000	99,172
6.75%, 2/1/2040	275,000	310,186
Spirit Realty L.P. 2.70%, 2/15/2032	107,000	83,593
UDR, Inc.:
3.10%, 11/1/2034	58,000	47,442
Series MTN, 1.90%, 3/15/2033	114,000	86,244
Series MTN, 2.10%, 8/1/2032	112,000	87,338
Series MTN, 2.10%, 6/15/2033	111,000	84,666
Ventas Realty L.P.:
4.38%, 2/1/2045	87,000	74,059
4.88%, 4/15/2049	128,000	119,082
5.70%, 9/30/2043	136,000	138,515
VICI Properties LP 5.63%, 5/15/2052	93,000	84,597
Vornado Realty L.P. 3.40%, 6/1/2031	25,000	20,982
Welltower, Inc.:
3.85%, 6/15/2032	125,000	114,068
4.95%, 9/1/2048	151,000	142,553
6.50%, 3/15/2041	168,000	188,262
Weyerhaeuser Co.:
3.38%, 3/9/2033	118,000	102,910
4.00%, 3/9/2052	112,000	91,890
7.38%, 3/15/2032	124,000	143,309
WP Carey, Inc.:
2.25%, 4/1/2033	114,000	87,685
2.45%, 2/1/2032	130,000	104,764
		10,047,310

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
RETAIL — 3.0%
Costco Wholesale Corp. 1.75%, 4/20/2032 (b)	$ 121,000	$ 99,599
Darden Restaurants, Inc. 4.55%, 2/15/2048	179,000	148,099
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	367,000	243,673
Dollar General Corp. 4.13%, 4/3/2050	114,000	95,684
Dollar Tree, Inc. 3.38%, 12/1/2051 (b)	130,000	92,404
Genuine Parts Co. 2.75%, 2/1/2032	116,000	96,057
Home Depot, Inc.:
2.38%, 3/15/2051	306,000	206,721
2.75%, 9/15/2051	358,000	260,366
3.13%, 12/15/2049	376,000	293,137
3.25%, 4/15/2032	146,000	136,183
3.30%, 4/15/2040	309,000	262,255
3.35%, 4/15/2050	402,000	325,700
3.50%, 9/15/2056	266,000	217,144
3.63%, 4/15/2052	396,000	339,261
3.90%, 6/15/2047	328,000	293,619
4.20%, 4/1/2043	222,000	207,608
4.25%, 4/1/2046	381,000	358,799
4.40%, 3/15/2045	295,000	282,126
4.50%, 12/6/2048	276,000	269,290
4.88%, 2/15/2044	320,000	325,168
5.40%, 9/15/2040	213,000	228,342
5.88%, 12/16/2036	802,000	921,241
5.95%, 4/1/2041	191,000	217,939
Kohl's Corp. 5.55%, 7/17/2045	218,000	188,213
Lowe's Cos., Inc.:
2.80%, 9/15/2041	218,000	157,917
3.00%, 10/15/2050	428,000	298,427
3.50%, 4/1/2051	208,000	158,577
3.70%, 4/15/2046	269,000	216,109
4.05%, 5/3/2047	391,000	327,486
4.25%, 4/1/2052	319,000	276,114
4.38%, 9/15/2045	221,000	192,719
4.45%, 4/1/2062	266,000	227,324
4.55%, 4/5/2049	247,000	224,859
4.65%, 4/15/2042	143,000	132,718
5.00%, 4/15/2040	202,000	196,621
5.13%, 4/15/2050	186,000	182,314
5.50%, 10/15/2035	115,000	120,520
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	206,000	170,414
Series MTN, 3.63%, 9/1/2049	365,000	299,231
Series MTN, 3.70%, 2/15/2042	214,000	180,473
Series MTN, 4.20%, 4/1/2050	279,000	250,751
Security Description	Principal Amount	Value
Series MTN, 4.45%, 3/1/2047	$ 218,000	$ 202,840
Series MTN, 4.45%, 9/1/2048	206,000	191,397
Series MTN, 4.60%, 5/26/2045	252,000	237,996
Series MTN, 4.70%, 12/9/2035	167,000	166,365
Series MTN, 4.88%, 7/15/2040	165,000	160,888
Series MTN, 4.88%, 12/9/2045	317,000	310,980
Series MTN, 5.70%, 2/1/2039	183,000	198,063
Series MTN, 6.30%, 10/15/2037	214,000	244,842
Series MTN, 6.30%, 3/1/2038	226,000	257,984
Starbucks Corp.:
3.35%, 3/12/2050	250,000	188,033
3.50%, 11/15/2050 (b)	298,000	233,078
3.75%, 12/1/2047	215,000	175,414
4.30%, 6/15/2045	147,000	129,626
4.45%, 8/15/2049	256,000	230,461
4.50%, 11/15/2048	179,000	163,012
Target Corp.:
2.95%, 1/15/2052	234,000	176,995
3.63%, 4/15/2046	178,000	153,005
3.90%, 11/15/2047	192,000	172,161
4.00%, 7/1/2042	300,000	277,425
6.35%, 11/1/2032	117,000	135,187
6.50%, 10/15/2037	167,000	197,720
7.00%, 1/15/2038	130,000	161,424
TJX Cos., Inc. 4.50%, 4/15/2050	177,000	176,722
Walgreens Boots Alliance, Inc.:
4.10%, 4/15/2050 (b)	249,000	196,486
4.50%, 11/18/2034	18,000	16,465
4.65%, 6/1/2046	200,000	171,548
4.80%, 11/18/2044	223,000	196,195
Walmart, Inc.:
2.50%, 9/22/2041 (b)	221,000	171,209
2.65%, 9/22/2051	444,000	334,487
2.95%, 9/24/2049	188,000	151,631
3.63%, 12/15/2047	165,000	146,467
3.95%, 6/28/2038	274,000	265,150
4.00%, 4/11/2043	119,000	112,300
4.05%, 6/29/2048 (b)	543,000	528,100
4.30%, 4/22/2044	106,000	102,700
5.00%, 10/25/2040	163,000	174,063
5.25%, 9/1/2035	261,000	290,417
5.63%, 4/1/2040	224,000	257,387
5.63%, 4/15/2041	213,000	247,676
6.20%, 4/15/2038	162,000	197,525
6.50%, 8/15/2037	282,754	358,674
		18,181,300

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
SEMICONDUCTORS — 2.7%
Advanced Micro Devices, Inc. 4.39%, 6/1/2052	$ 90,000	$ 87,554
Analog Devices, Inc.:
2.80%, 10/1/2041	176,000	138,014
2.95%, 10/1/2051	232,000	177,429
5.30%, 12/15/2045	66,000	70,072
Applied Materials, Inc.:
2.75%, 6/1/2050	150,331	112,052
4.35%, 4/1/2047	258,000	249,440
5.10%, 10/1/2035	117,000	122,772
5.85%, 6/15/2041	315,000	359,258
Broadcom, Inc.:
2.60%, 2/15/2033 (e)	314,000	242,144
3.14%, 11/15/2035 (e)	989,315	755,688
3.19%, 11/15/2036 (e)	849,000	644,892
3.42%, 4/15/2033 (e)	590,000	487,735
3.47%, 4/15/2034 (e)	819,000	664,299
3.50%, 2/15/2041 (e)	818,000	616,870
3.75%, 2/15/2051 (e)	610,000	450,656
4.30%, 11/15/2032	379,000	344,784
4.93%, 5/15/2037 (e)	650,000	583,824
Intel Corp.:
2.80%, 8/12/2041	218,000	165,883
3.05%, 8/12/2051	335,000	249,461
3.10%, 2/15/2060	247,000	176,854
3.20%, 8/12/2061 (b)	197,000	143,713
3.25%, 11/15/2049	653,000	509,751
3.73%, 12/8/2047	568,000	481,511
4.00%, 12/15/2032	131,000	128,836
4.10%, 5/19/2046	313,000	285,099
4.10%, 5/11/2047	320,000	291,219
4.25%, 12/15/2042	128,000	118,479
4.60%, 3/25/2040	293,800	286,999
4.75%, 3/25/2050	605,000	595,441
4.80%, 10/1/2041	178,000	178,490
4.90%, 7/29/2045	228,384	227,982
4.95%, 3/25/2060 (b)	214,000	217,163
KLA Corp 5.25%, 7/15/2062	345,000	354,777
KLA Corp.:
3.30%, 3/1/2050	202,000	160,136
4.95%, 7/15/2052	350,000	351,831
5.00%, 3/15/2049	64,000	64,376
Lam Research Corp.:
2.88%, 6/15/2050	197,000	144,917
3.13%, 6/15/2060	134,000	96,782
4.88%, 3/15/2049	179,000	182,659
Micron Technology, Inc.:
3.37%, 11/1/2041	198,000	143,661
3.48%, 11/1/2051	221,000	153,144
NVIDIA Corp.:
3.50%, 4/1/2040	265,000	231,554
3.50%, 4/1/2050	534,000	453,809
3.70%, 4/1/2060	156,000	131,013
Security Description	Principal Amount	Value
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.65%, 2/15/2032	$ 115,000	$ 94,514
3.13%, 2/15/2042	196,000	143,562
3.25%, 5/11/2041	317,000	239,341
3.25%, 11/30/2051	228,000	159,730
5.00%, 1/15/2033	100,000	97,726
QUALCOMM, Inc.:
1.65%, 5/20/2032	139,000	112,359
3.25%, 5/20/2050 (b)	213,000	174,012
4.30%, 5/20/2047	348,000	333,457
4.50%, 5/20/2052	403,000	398,841
4.65%, 5/20/2035	231,000	236,971
4.80%, 5/20/2045	367,000	374,883
Texas Instruments, Inc.:
2.70%, 9/15/2051 (b)	227,000	173,056
3.88%, 3/15/2039	296,000	278,702
4.15%, 5/15/2048	497,000	479,436
TSMC Arizona Corp.:
3.13%, 10/25/2041	329,000	269,319
3.25%, 10/25/2051	221,000	178,261
4.50%, 4/22/2052	311,000	306,954
		16,684,147
SOFTWARE — 3.0%
Activision Blizzard, Inc.:
2.50%, 9/15/2050	347,000	238,014
4.50%, 6/15/2047	173,000	167,336
Autodesk, Inc. 2.40%, 12/15/2031	118,000	96,118
Electronic Arts, Inc. 2.95%, 2/15/2051 (b)	210,000	153,707
Fidelity National Information Services, Inc.:
3.10%, 3/1/2041	174,000	127,257
4.50%, 8/15/2046	205,000	181,228
Fiserv, Inc. 4.40%, 7/1/2049	592,000	510,156
Microsoft Corp.:
2.53%, 6/1/2050	1,691,000	1,244,931
2.68%, 6/1/2060	1,083,000	778,352
2.92%, 3/17/2052	1,598,000	1,261,605
3.04%, 3/17/2062	517,000	402,609
3.45%, 8/8/2036	615,000	580,745
3.50%, 2/12/2035 (b)	376,000	361,197
3.50%, 11/15/2042	130,000	116,416
3.70%, 8/8/2046	469,000	437,493
3.75%, 2/12/2045	190,000	174,076
3.95%, 8/8/2056	204,000	192,584
4.00%, 2/12/2055	190,000	181,384
4.10%, 2/6/2037	302,000	306,618
4.20%, 11/3/2035	153,000	157,540
4.25%, 2/6/2047 (b)	299,000	300,020
4.45%, 11/3/2045	95,000	97,456
4.50%, 10/1/2040	213,000	220,602
4.50%, 2/6/2057	179,000	187,635

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
5.20%, 6/1/2039	$ 184,000	$ 208,433
5.30%, 2/8/2041	251,000	287,325
Oracle Corp.:
3.60%, 4/1/2040	762,000	570,692
3.60%, 4/1/2050	1,257,000	877,285
3.65%, 3/25/2041	597,000	444,872
3.80%, 11/15/2037	601,000	467,608
3.85%, 7/15/2036	413,000	331,490
3.85%, 4/1/2060	965,000	665,811
3.90%, 5/15/2035	262,000	216,074
3.95%, 3/25/2051	909,000	667,433
4.00%, 7/15/2046	912,000	676,677
4.00%, 11/15/2047	737,000	547,643
4.10%, 3/25/2061	544,000	389,771
4.13%, 5/15/2045	508,000	387,152
4.30%, 7/8/2034	369,000	323,690
4.38%, 5/15/2055	516,000	388,971
4.50%, 7/8/2044	306,000	250,198
5.38%, 7/15/2040	635,000	577,907
6.13%, 7/8/2039	440,000	440,312
6.50%, 4/15/2038	305,000	315,449
Salesforce, Inc.:
2.70%, 7/15/2041	322,000	249,273
2.90%, 7/15/2051	554,000	419,661
3.05%, 7/15/2061 (b)	331,000	243,232
VMware, Inc. 2.20%, 8/15/2031	65,000	51,129
		18,473,167
TELECOMMUNICATIONS — 6.7%
America Movil SAB de CV:
4.38%, 7/16/2042	293,000	265,927
4.38%, 4/22/2049 (b)	353,000	326,896
6.13%, 11/15/2037	73,000	79,155
6.13%, 3/30/2040	574,000	635,022
6.38%, 3/1/2035	242,000	276,328
AT&T, Inc.:
2.25%, 2/1/2032	160,000	130,613
2.55%, 12/1/2033	940,000	762,359
3.10%, 2/1/2043 (b)	207,000	154,025
3.50%, 6/1/2041	603,000	481,978
3.50%, 9/15/2053	1,993,000	1,511,431
3.55%, 9/15/2055	2,560,000	1,918,490
3.65%, 6/1/2051	849,000	663,604
3.65%, 9/15/2059	1,618,000	1,212,416
3.80%, 12/1/2057	1,713,000	1,328,534
3.85%, 6/1/2060	512,000	396,493
4.30%, 12/15/2042	332,000	288,515
4.35%, 6/15/2045	336,000	293,241
4.50%, 5/15/2035	612,000	580,219
4.50%, 3/9/2048	484,000	430,537
4.55%, 3/9/2049	220,000	200,022
4.65%, 6/1/2044	222,000	202,135
4.75%, 5/15/2046	413,000	383,070
4.80%, 6/15/2044	2,000	1,857
4.85%, 3/1/2039	296,000	282,408
Security Description	Principal Amount	Value
4.90%, 8/15/2037	$ 270,000	$ 267,567
5.15%, 3/15/2042	160,000	157,136
5.15%, 2/15/2050	290,000	287,402
5.25%, 3/1/2037	153,000	158,245
5.35%, 9/1/2040	236,000	232,871
5.45%, 3/1/2047	240,000	248,678
5.55%, 8/15/2041	202,000	206,553
5.65%, 2/15/2047	210,000	225,044
5.70%, 3/1/2057	150,000	159,516
6.00%, 8/15/2040	149,000	159,297
6.30%, 1/15/2038	190,000	210,870
6.38%, 3/1/2041	50,000	55,799
6.55%, 2/15/2039	21,000	23,692
5.15%, 11/15/2046	362,000	357,374
Bell Telephone Co. of Canada or Bell Canada:
3.65%, 8/15/2052	161,000	128,835
4.30%, 7/29/2049	180,000	161,017
4.46%, 4/1/2048	292,000	267,440
Series US-4, 3.65%, 3/17/2051	72,000	57,381
Series US-5, 2.15%, 2/15/2032	120,000	98,296
Series US-6, 3.20%, 2/15/2052	168,000	123,586
Cisco Systems, Inc.:
5.50%, 1/15/2040	581,036	636,403
5.90%, 2/15/2039	615,000	700,104
Corning, Inc.:
3.90%, 11/15/2049	155,000	123,262
4.38%, 11/15/2057	166,000	136,507
4.70%, 3/15/2037	111,000	104,647
4.75%, 3/15/2042	113,000	105,999
5.35%, 11/15/2048	170,000	167,117
5.45%, 11/15/2079	260,000	234,632
5.75%, 8/15/2040	79,000	82,985
5.85%, 11/15/2068	156,000	153,488
Deutsche Telekom International Finance B.V. 9.25%, 6/1/2032	119,000	158,037
Juniper Networks, Inc. 5.95%, 3/15/2041	139,000	134,933
Koninklijke KPN NV 8.38%, 10/1/2030	40,000	47,817
Motorola Solutions, Inc. 5.50%, 9/1/2044	91,000	84,422
Orange SA:
5.38%, 1/13/2042	206,000	212,596
5.50%, 2/6/2044	177,000	186,211
Rogers Communications, Inc.:
3.70%, 11/15/2049 (b)	221,000	168,342
4.30%, 2/15/2048	185,000	154,950
4.35%, 5/1/2049	346,000	293,913
4.50%, 3/15/2042 (e)	264,000	234,973
4.50%, 3/15/2043	75,000	64,448
4.55%, 3/15/2052 (e)	549,000	484,108

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
5.00%, 3/15/2044	$ 387,000	$ 359,562
5.45%, 10/1/2043	224,000	221,442
7.50%, 8/15/2038	107,000	129,002
Telefonica Emisiones SA:
4.67%, 3/6/2038	185,000	164,742
4.90%, 3/6/2048	432,000	369,438
5.21%, 3/8/2047	810,000	722,326
5.52%, 3/1/2049	435,000	404,198
7.05%, 6/20/2036	381,000	430,187
TELUS Corp.:
4.30%, 6/15/2049	149,000	133,361
4.60%, 11/16/2048	155,000	144,537
T-Mobile USA, Inc.:
2.25%, 11/15/2031 (b)	115,000	93,402
3.00%, 2/15/2041	610,000	453,193
3.30%, 2/15/2051	901,000	657,586
3.40%, 10/15/2052 (f)	654,000	482,959
3.60%, 11/15/2060 (e)	263,000	192,145
3.60%, 11/15/2060	285,800	208,817
4.38%, 4/15/2040	537,000	480,819
4.50%, 4/15/2050	805,000	715,194
Verizon Communications, Inc.:
2.65%, 11/20/2040	828,000	607,197
2.85%, 9/3/2041	220,000	164,923
2.88%, 11/20/2050	782,000	554,993
2.99%, 10/30/2056	954,000	662,639
3.00%, 11/20/2060	530,000	360,919
3.40%, 3/22/2041	929,000	756,067
3.55%, 3/22/2051	1,188,000	952,479
3.70%, 3/22/2061	1,333,000	1,046,752
3.85%, 11/1/2042	266,000	225,475
3.88%, 3/1/2052 (b)	251,000	211,859
4.00%, 3/22/2050	270,000	233,107
4.13%, 8/15/2046	338,000	301,361
4.27%, 1/15/2036	470,000	442,872
4.40%, 11/1/2034	428,000	410,739
4.50%, 8/10/2033	475,000	463,044
4.52%, 9/15/2048	402,000	380,593
4.67%, 3/15/2055	293,000	281,746
4.75%, 11/1/2041	234,000	224,212
4.81%, 3/15/2039	350,000	344,410
4.86%, 8/21/2046	591,000	582,407
5.01%, 4/15/2049	280,000	285,351
5.01%, 8/21/2054	181,000	185,181
5.25%, 3/16/2037	322,000	332,735
5.50%, 3/16/2047	188,000	202,418
6.55%, 9/15/2043	100,000	121,209
Vodafone Group PLC:
4.25%, 9/17/2050	464,000	387,621
4.38%, 2/19/2043	344,000	298,829
4.88%, 6/19/2049	555,000	510,361
5.00%, 5/30/2038 (b)	261,000	249,910
5.13%, 6/19/2059	163,000	150,698
5.25%, 5/30/2048	899,000	854,823
6.15%, 2/27/2037	441,000	475,989
Security Description	Principal Amount	Value
6.25%, 11/30/2032	$ 116,000	$ 126,696
		40,814,293
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
5.10%, 5/15/2044	150,000	134,675
6.35%, 3/15/2040	160,000	164,182
		298,857
TRANSPORTATION — 3.7%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052	100,000	74,295
3.05%, 2/15/2051	224,000	171,904
3.30%, 9/15/2051	214,000	172,000
3.55%, 2/15/2050	179,000	149,671
3.90%, 8/1/2046	194,000	172,194
4.05%, 6/15/2048	175,000	159,768
4.13%, 6/15/2047	274,000	252,003
4.15%, 4/1/2045	256,497	233,582
4.15%, 12/15/2048	185,000	170,329
4.38%, 9/1/2042	176,000	166,640
4.40%, 3/15/2042	114,000	107,486
4.45%, 3/15/2043	299,000	284,391
4.45%, 1/15/2053	285,000	275,338
4.55%, 9/1/2044	289,000	277,917
4.70%, 9/1/2045	248,000	242,685
4.90%, 4/1/2044	229,000	230,250
4.95%, 9/15/2041	179,000	180,069
5.05%, 3/1/2041	210,000	214,807
5.15%, 9/1/2043	250,000	259,402
5.40%, 6/1/2041	254,000	269,202
5.75%, 5/1/2040	213,000	234,300
6.15%, 5/1/2037	152,000	177,686
6.20%, 8/15/2036	152,000	177,142
Canadian National Railway Co.:
2.45%, 5/1/2050	158,000	106,069
3.20%, 8/2/2046 (b)	202,000	157,869
3.65%, 2/3/2048	143,000	120,350
4.45%, 1/20/2049	295,000	280,899
6.20%, 6/1/2036	22,000	24,721
6.25%, 8/1/2034	131,000	149,481
6.38%, 11/15/2037	152,000	173,815
Canadian Pacific Railway Co.:
3.00%, 12/2/2041	234,000	183,908
3.10%, 12/2/2051	406,000	299,125
4.80%, 9/15/2035	121,000	120,096
4.80%, 8/1/2045	168,000	164,882
5.95%, 5/15/2037	198,000	218,677
6.13%, 9/15/2115	188,000	195,543
7.13%, 10/15/2031	118,000	137,202
CSX Corp.:
2.50%, 5/15/2051	201,000	135,780
3.35%, 9/15/2049	153,000	119,478
3.80%, 11/1/2046	103,000	87,081
3.80%, 4/15/2050	183,000	154,353

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.95%, 5/1/2050	$ 124,000	$ 107,134
4.10%, 3/15/2044	246,000	215,845
4.25%, 11/1/2066	224,000	190,257
4.30%, 3/1/2048	271,000	248,250
4.40%, 3/1/2043	107,000	97,695
4.50%, 3/15/2049	199,000	185,902
4.50%, 8/1/2054	182,000	168,294
4.65%, 3/1/2068	172,000	156,935
4.75%, 5/30/2042	152,000	144,476
4.75%, 11/15/2048 (b)	206,000	201,334
5.50%, 4/15/2041	116,000	121,936
6.00%, 10/1/2036	133,000	146,750
6.15%, 5/1/2037	156,000	174,795
6.22%, 4/30/2040	160,000	180,914
FedEx Corp.:
3.25%, 5/15/2041	199,000	155,674
3.88%, 8/1/2042	175,000	146,088
3.90%, 2/1/2035	151,000	134,814
4.05%, 2/15/2048	360,000	301,986
4.10%, 4/15/2043	198,000	166,971
4.10%, 2/1/2045	325,000	272,909
4.40%, 1/15/2047	283,000	247,979
4.55%, 4/1/2046	434,000	388,964
4.75%, 11/15/2045	376,000	345,254
4.90%, 1/15/2034	116,000	115,865
4.95%, 10/17/2048	205,000	195,297
5.10%, 1/15/2044	212,000	204,056
5.25%, 5/15/2050 (b)	277,000	276,449
FedEx Corp. Pass Through Trust Series 2020-1, Class AA, 1.88%, 8/20/2035	158,204	136,002
Kansas City Southern:
3.50%, 5/1/2050	165,000	128,781
4.20%, 11/15/2069	155,000	127,581
4.70%, 5/1/2048	200,000	187,414
4.30%, 5/15/2043	160,000	139,078
4.95%, 8/15/2045	120,000	115,856
Norfolk Southern Corp.:
2.90%, 8/25/2051	164,000	117,608
3.05%, 5/15/2050	203,000	149,225
3.16%, 5/15/2055	202,000	147,014
3.40%, 11/1/2049	196,000	154,783
3.70%, 3/15/2053	184,000	151,432
3.94%, 11/1/2047	181,000	157,157
3.95%, 10/1/2042	189,000	165,286
4.05%, 8/15/2052	191,000	166,338
4.10%, 5/15/2049	184,000	162,612
4.10%, 5/15/2121	156,000	118,193
4.15%, 2/28/2048	104,000	93,069
4.45%, 6/15/2045	125,000	116,508
4.55%, 6/1/2053	145,000	136,919
4.65%, 1/15/2046	157,000	150,970
4.84%, 10/1/2041	175,000	171,019
5.10%, 8/1/2118	50,000	45,036
Security Description	Principal Amount	Value
Union Pacific Corp.:
2.89%, 4/6/2036	$ 261,000	$ 216,056
2.95%, 3/10/2052	214,000	158,202
2.97%, 9/16/2062	221,000	152,738
3.20%, 5/20/2041	199,000	162,780
3.25%, 2/5/2050	389,000	305,758
3.35%, 8/15/2046	153,000	122,305
3.38%, 2/1/2035	115,000	102,880
3.38%, 2/14/2042	192,000	160,036
3.50%, 2/14/2053	310,000	253,326
3.55%, 5/20/2061	249,000	196,441
3.60%, 9/15/2037	180,000	160,954
3.75%, 2/5/2070	293,000	233,161
3.80%, 10/1/2051	281,000	241,295
3.80%, 4/6/2071	292,000	234,350
3.84%, 3/20/2060	460,000	384,477
3.85%, 2/14/2072	131,000	107,666
3.88%, 2/1/2055	134,000	114,924
3.95%, 8/15/2059	272,000	232,024
4.00%, 4/15/2047	162,000	144,868
4.05%, 11/15/2045	190,000	167,175
4.05%, 3/1/2046	151,000	137,094
4.10%, 9/15/2067	173,000	147,339
4.30%, 3/1/2049	224,000	210,659
4.50%, 9/10/2048	145,000	138,360
Series MTN, 3.55%, 8/15/2039	272,000	234,801
United Parcel Service, Inc.:
3.40%, 11/15/2046	159,000	131,951
3.40%, 9/1/2049 (b)	141,000	118,785
3.63%, 10/1/2042	172,000	149,334
3.75%, 11/15/2047	285,000	254,166
4.25%, 3/15/2049	170,374	163,123
4.88%, 11/15/2040	173,000	176,152
5.20%, 4/1/2040	152,000	160,781
5.30%, 4/1/2050	255,000	280,202
6.20%, 1/15/2038	415,000	483,450
		22,450,707
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.10%, 6/1/2051	126,000	84,264
3.50%, 6/1/2032 (b)	108,000	94,550
5.20%, 3/15/2044	169,000	160,200
		339,014
WATER — 0.3%
American Water Capital Corp.:
3.25%, 6/1/2051	119,000	92,619
3.45%, 5/1/2050	163,000	129,826
3.75%, 9/1/2047	229,000	191,233
4.00%, 12/1/2046	128,000	110,884
4.15%, 6/1/2049	166,000	146,422
4.20%, 9/1/2048	174,000	155,922
4.30%, 12/1/2042	163,000	150,165
4.30%, 9/1/2045	119,000	106,284

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
6.59%, 10/15/2037	$ 230,000	$ 266,899
Essential Utilities, Inc.:
3.35%, 4/15/2050	200,000	149,812
4.28%, 5/1/2049	180,000	156,735
5.30%, 5/1/2052	185,000	186,010
Veolia Environnement SA 6.75%, 6/1/2038	100,000	118,469
		1,961,280
TOTAL CORPORATE BONDS & NOTES (Cost $764,186,487)		600,133,090
	Shares
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (g) (h)	515,028	514,977
State Street Navigator Securities Lending Portfolio II (i) (j)	10,873,110	10,873,110
TOTAL SHORT-TERM INVESTMENTS (Cost $11,388,087)		11,388,087
TOTAL INVESTMENTS — 100.3% (Cost $775,574,574)		611,521,177
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,906,135)
NET ASSETS — 100.0%		$ 609,615,042

(a)	Amount shown represents less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2022. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.3% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$600,133,090	$—	$600,133,090
Short-Term Investments	11,388,087	—	—	11,388,087
TOTAL INVESTMENTS	$11,388,087	$600,133,090	$—	$ 611,521,177

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,474,271	$ 1,474,713	$ 132,112,362	$133,070,989	$(1,109)	$—	515,028	$ 514,977	$ 6,540
State Street Navigator Securities Lending Portfolio II	21,154,948	21,154,948	96,466,233	106,748,071	—	—	10,873,110	10,873,110	37,376
Total		$22,629,661	$228,578,595	$239,819,060	$(1,109)	$—		$11,388,087	$43,916
See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.0%
Treasury Bonds:
1.13%, 5/15/2040	$ 131,903,500	$ 91,817,202
1.13%, 8/15/2040	115,413,000	79,689,070
1.25%, 5/15/2050	153,958,000	97,931,722
1.38%, 11/15/2040	185,607,000	133,637,040
1.38%, 8/15/2050	179,812,200	118,338,904
1.63%, 11/15/2050 (a)	184,605,300	129,800,602
1.75%, 8/15/2041	231,291,800	175,890,186
1.88%, 2/15/2041	204,358,700	160,261,924
1.88%, 2/15/2051 (a)	235,614,200	176,747,465
1.88%, 11/15/2051	184,521,400	138,477,544
2.00%, 11/15/2041 (a)	211,168,900	167,681,305
2.00%, 2/15/2050	158,292,000	122,676,300
2.00%, 8/15/2051	214,644,200	165,913,259
2.25%, 5/15/2041	146,514,500	122,202,250
2.25%, 8/15/2046	133,894,200	107,931,278
2.25%, 8/15/2049	137,838,500	113,092,182
2.25%, 2/15/2052 (a)	180,901,300	148,876,117
2.38%, 2/15/2042 (a)	149,579,600	126,815,455
2.38%, 11/15/2049	166,001,600	140,167,601
2.38%, 5/15/2051 (a)	241,129,200	203,565,792
2.50%, 2/15/2045	76,562,300	64,934,401
2.50%, 2/15/2046	90,153,100	76,432,925
2.50%, 5/15/2046	112,400,000	95,259,000
2.75%, 8/15/2042	36,521,800	32,726,957
2.75%, 11/15/2042	37,642,600	33,678,364
2.75%, 8/15/2047	113,089,500	101,126,751
2.75%, 11/15/2047	113,005,200	101,210,282
2.88%, 5/15/2043	73,372,600	66,849,317
2.88%, 8/15/2045	48,363,500	43,927,660
2.88%, 11/15/2046	80,163,600	73,061,606
2.88%, 5/15/2049	111,617,200	104,065,599
2.88%, 5/15/2052	65,606,500	61,957,138
3.00%, 5/15/2042	34,056,100	31,895,666
3.00%, 11/15/2044	66,437,700	61,537,920
3.00%, 5/15/2045	49,540,600	45,948,906
3.00%, 11/15/2045	84,043,000	78,094,331
3.00%, 2/15/2047	118,409,500	110,546,369
3.00%, 5/15/2047	97,869,300	91,477,211
3.00%, 2/15/2048	117,258,000	110,479,022
3.00%, 8/15/2048 (a)	205,763,200	194,381,923
3.00%, 2/15/2049	147,990,400	141,053,350
3.13%, 11/15/2041	71,766,400	68,850,890
3.13%, 2/15/2042	34,089,300	32,624,525
3.13%, 2/15/2043	47,359,700	44,976,915
3.13%, 8/15/2044	77,423,700	73,334,761
3.13%, 5/15/2048	115,048,100	111,291,060
3.25%, 5/15/2042	37,799,900	36,896,246
3.38%, 5/15/2044	64,939,800	64,077,318
3.38%, 11/15/2048	130,342,700	132,440,403
Security Description	Principal Amount	Value
3.50%, 2/15/2039	$ 26,360,400	$ 27,526,024
3.63%, 8/15/2043	60,483,400	62,042,738
3.63%, 2/15/2044	85,190,500	87,346,884
3.75%, 8/15/2041	29,991,000	31,499,922
3.75%, 11/15/2043	81,269,900	84,965,141
3.88%, 8/15/2040	37,138,400	40,016,626
4.25%, 5/15/2039	37,326,900	42,616,822
4.25%, 11/15/2040	33,478,400	37,809,668
4.38%, 2/15/2038	19,914,200	23,178,262
4.38%, 11/15/2039	30,924,500	35,708,134
4.38%, 5/15/2040	45,749,000	52,704,278
4.38%, 5/15/2041	34,627,400	39,648,373
4.50%, 2/15/2036	34,855,200	40,965,752
4.50%, 5/15/2038	15,282,100	18,011,387
4.50%, 8/15/2039	25,945,800	30,494,423
4.63%, 2/15/2040	34,363,000	40,881,232
4.75%, 2/15/2037	18,128,300	21,884,257
4.75%, 2/15/2041	34,433,300	41,459,845
5.00%, 5/15/2037	26,616,500	32,888,013
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,252,016,513)		5,798,297,795
	Shares
SHORT-TERM INVESTMENTS — 9.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (b) (c)	3,609,311	3,609,311
State Street Navigator Securities Lending Portfolio II (d) (e)	575,268,836	575,268,836
TOTAL SHORT-TERM INVESTMENTS (Cost $578,878,147)		578,878,147
TOTAL INVESTMENTS — 108.9% (Cost $7,830,894,660)		6,377,175,942
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.9)%		(522,401,901)
NET ASSETS — 100.0%		$ 5,854,774,041
(a)	All or a portion of the shares of the security are on loan at June 30, 2022.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$5,798,297,795	$—	$5,798,297,795
Short-Term Investments	578,878,147	—	—	578,878,147
TOTAL INVESTMENTS	$578,878,147	$5,798,297,795	$—	$6,377,175,942

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	512,076	$ 512,076	$ 187,132,440	$ 184,035,205	$—	$—	3,609,311	$ 3,609,311	$ 19,304
State Street Navigator Securities Lending Portfolio II	259,298,958	259,298,958	4,228,945,217	3,912,975,339	—	—	575,268,836	575,268,836	140,872
Total		$ 259,811,034	$4,416,077,657	$4,097,010,544	$—	$—		$578,878,147	$160,176
See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.3%
ADVERTISING — 0.3%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65%, 11/1/2024	$ 15,035,000	$ 14,898,783
WPP Finance 2010 3.75%, 9/19/2024	6,241,000	6,100,265
		20,999,048
AEROSPACE & DEFENSE — 1.5%
Boeing Co.:
1.43%, 2/4/2024	40,217,000	38,473,593
1.88%, 6/15/2023	949,000	929,005
1.95%, 2/1/2024	2,629,000	2,539,430
2.80%, 3/1/2024 (a)	128,000	125,452
4.88%, 5/1/2025	18,000,000	17,932,680
General Dynamics Corp.:
1.88%, 8/15/2023 (a)	5,545,000	5,471,861
2.38%, 11/15/2024	3,855,000	3,753,267
3.25%, 4/1/2025	2,104,000	2,086,600
3.50%, 5/15/2025 (a)	2,130,000	2,124,355
L3Harris Technologies, Inc. 3.95%, 5/28/2024	502,000	503,300
Northrop Grumman Corp.:
2.93%, 1/15/2025 (a)	9,061,000	8,871,263
3.25%, 8/1/2023 (a)	3,557,000	3,556,289
Raytheon Technologies Corp.:
3.20%, 3/15/2024	14,469,000	14,430,512
3.70%, 12/15/2023	115,000	115,376
Teledyne Technologies, Inc. 0.95%, 4/1/2024	8,105,000	7,666,195
		108,579,178
AGRICULTURE — 1.3%
Altria Group, Inc.:
2.35%, 5/6/2025	8,400,000	7,921,704
3.80%, 2/14/2024	3,078,000	3,068,366
4.00%, 1/31/2024	3,600,000	3,607,596
BAT Capital Corp.:
2.79%, 9/6/2024	4,470,000	4,314,399
3.22%, 8/15/2024	24,834,000	24,157,025
Philip Morris International, Inc.:
1.50%, 5/1/2025	5,650,000	5,286,987
2.88%, 5/1/2024	8,119,000	8,023,845
3.25%, 11/10/2024	10,827,000	10,693,287
3.60%, 11/15/2023	3,873,000	3,888,531
Reynolds American, Inc.:
4.45%, 6/12/2025	21,200,000	21,118,592
4.85%, 9/15/2023	2,268,000	2,289,614
		94,369,946
Security Description	Principal Amount	Value
AIRLINES — 0.1%
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	$ 288,138	$ 274,451
Delta Air Lines 2019-1 Class AA Pass Through Trust Series AA, 3.20%, 10/25/2025	1,556,000	1,502,302
Southwest Airlines Co. 5.25%, 5/4/2025	7,859,000	8,016,651
United Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	84,530	81,884
		9,875,288
APPAREL — 0.1%
NIKE, Inc. 2.40%, 3/27/2025	5,127,000	5,002,516
Tapestry, Inc. 4.25%, 4/1/2025	554,000	552,920
VF Corp. 2.40%, 4/23/2025 (a)	2,875,000	2,760,633
		8,316,069
AUTO MANUFACTURERS — 4.2%
American Honda Finance Corp.:
1.50%, 1/13/2025 (a)	5,224,000	4,965,830
Series GMTN, 3.45%, 7/14/2023 (a)	1,348,000	1,348,768
Series GMTN, 3.55%, 1/12/2024	3,803,000	3,808,400
Series MTN, 0.55%, 7/12/2024	7,232,000	6,804,372
Series MTN, 0.65%, 9/8/2023	6,276,000	6,088,410
Series MTN, 0.75%, 8/9/2024	9,496,000	8,944,662
Series MTN, 0.88%, 7/7/2023	5,735,000	5,593,632
Series MTN, 2.15%, 9/10/2024	3,694,000	3,579,301
Series MTN, 2.40%, 6/27/2024	3,502,000	3,424,011
Series MTN, 2.90%, 2/16/2024 (a)	5,674,000	5,621,118
Series MTN, 3.63%, 10/10/2023 (a)	2,295,000	2,301,931
Aptiv PLC/Aptiv Corp. 2.40%, 2/18/2025	5,605,000	5,353,504
Cummins, Inc. 3.65%, 10/1/2023 (a)	3,804,000	3,820,471
General Motors Co.:
4.88%, 10/2/2023	15,373,000	15,518,736
5.40%, 10/2/2023	15,430,000	15,665,770

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	$ 5,306,000	$ 5,026,162
1.20%, 10/15/2024	3,953,000	3,675,579
1.70%, 8/18/2023	6,094,000	5,946,464
2.75%, 6/20/2025	7,400,000	6,972,946
2.90%, 2/26/2025	8,288,000	7,909,404
3.50%, 11/7/2024	4,969,000	4,856,403
3.80%, 4/7/2025	14,335,000	13,995,404
3.95%, 4/13/2024	7,606,000	7,546,749
4.00%, 1/15/2025	7,654,000	7,548,222
4.35%, 4/9/2025	5,750,000	5,683,070
5.10%, 1/17/2024	8,009,000	8,088,850
Honda Motor Co., Ltd. 2.27%, 3/10/2025 (a)	6,908,000	6,649,088
Magna International, Inc. 3.63%, 6/15/2024	3,826,000	3,802,929
PACCAR Financial Corp.:
2.85%, 4/7/2025	6,720,000	6,635,798
3.15%, 6/13/2024	3,850,000	3,833,330
3.40%, 8/9/2023	189,000	189,210
Series DM#N, 0.50%, 8/9/2024 (a)	2,602,000	2,449,445
Series MTN, 0.35%, 8/11/2023	3,899,000	3,778,482
Series MTN, 0.35%, 2/2/2024	3,923,000	3,742,856
Series MTN, 0.90%, 11/8/2024	2,877,000	2,706,020
Series MTN, 1.80%, 2/6/2025 (a)	105,000	100,417
Toyota Motor Corp.:
0.68%, 3/25/2024	15,165,000	14,473,931
2.36%, 7/2/2024	3,970,000	3,893,220
3.42%, 7/20/2023	986,000	990,161
Toyota Motor Credit Corp.:
0.63%, 9/13/2024	4,544,000	4,270,815
1.45%, 1/13/2025	6,884,000	6,527,133
2.50%, 3/22/2024	7,174,000	7,063,162
3.35%, 1/8/2024	3,809,000	3,813,418
3.95%, 6/30/2025	6,955,000	6,988,940
Series GMTN, 2.70%, 1/11/2023	3,777,000	3,768,955
Series GMTN, 3.45%, 9/20/2023	3,600,000	3,612,168
Series MTN, 0.45%, 1/11/2024 (a)	3,650,000	3,496,591
Series MTN, 0.50%, 8/14/2023	4,882,000	4,739,250
Series MTN, 0.50%, 6/18/2024	11,478,000	10,843,611
Series MTN, 1.35%, 8/25/2023	11,350,000	11,115,509
Series MTN, 1.80%, 2/13/2025 (a)	10,053,000	9,596,192
Security Description	Principal Amount	Value
Series MTN, 2.00%, 10/7/2024	$ 343,000	$ 331,763
Series MTN, 2.25%, 10/18/2023	876,000	864,997
Series MTN, 2.90%, 4/17/2024	4,031,000	3,992,464
Series MTN, 3.00%, 4/1/2025	5,350,000	5,261,297
Series MTN, 3.40%, 4/14/2025	1,750,000	1,737,015
		311,356,336
AUTO PARTS & EQUIPMENT — 0.1%
BorgWarner, Inc. 3.38%, 3/15/2025 (a)	5,428,000	5,320,743
BANKS — 35.7%
Banco Bilbao Vizcaya Argentaria SA 0.88%, 9/18/2023	16,646,000	16,078,205
Banco Santander SA:
2.71%, 6/27/2024	16,145,000	15,776,894
2.75%, 5/28/2025	6,900,000	6,545,202
3.50%, 3/24/2025 (a)	13,940,000	13,635,132
3.89%, 5/24/2024	7,200,000	7,170,048
Bank of America Corp.:
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (b)	10,210,000	9,886,445
SOFR + 0.67%, 1.84%, 2/4/2025 (b)	8,890,000	8,575,916
SOFR + 0.69%, 0.98%, 4/22/2025 (b)	12,262,000	11,534,986
SOFR + 1.11%, 3.84%, 4/25/2025 (a)	23,027,000	22,959,301
SOFR + 1.33%, 3.38%, 4/2/2026 (b)	9,960,000	9,654,527
Series L, 3.95%, 4/21/2025	11,198,000	11,067,431
Series MTN, 4.00%, 4/1/2024 (a)	13,122,000	13,230,913
Series MTN, 4.00%, 1/22/2025	19,279,000	19,198,221
Series MTN, 4.13%, 1/22/2024	13,761,000	13,917,463
Series MTN, 4.20%, 8/26/2024	22,617,000	22,667,210
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (b)	10,710,000	10,016,849
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (b)	14,906,000	14,216,001
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (b)	23,412,000	23,308,285
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (b)	16,387,000	16,177,902

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (b)	$ 13,391,000	$ 12,985,521
Series MTN, SOFR + 0.65%, 1.53%, 12/6/2025 (b)	18,379,000	17,102,946
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (b)	17,214,000	16,426,287
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (b)	13,965,000	12,945,276
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026	19,300,000	17,556,824
Bank of Montreal:
0.45%, 12/8/2023	3,665,000	3,516,458
2.15%, 3/8/2024 (a)	4,990,000	4,883,164
3.70%, 6/7/2025	14,650,000	14,518,736
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (b)	4,182,000	4,177,316
Series E, 3.30%, 2/5/2024	12,087,000	12,059,804
Series MTN, 0.40%, 9/15/2023 (a)	5,955,000	5,761,582
Series MTN, 0.63%, 7/9/2024	13,946,000	13,120,257
Series MTN, 1.50%, 1/10/2025	6,061,000	5,718,250
Series MTN, 1.85%, 5/1/2025 (a)	3,550,000	3,358,229
Series MTN, 2.50%, 6/28/2024	5,167,000	5,047,281
Bank of New York Mellon Corp.:
3.35%, 4/25/2025 (a)	9,427,000	9,333,484
Series 0012, 3.65%, 2/4/2024	3,949,000	3,963,177
Series G, 3.00%, 2/24/2025	1,430,000	1,402,573
Series J, 0.85%, 10/25/2024 (a)	3,762,000	3,543,503
Series MTN, 0.35%, 12/7/2023	3,908,000	3,766,179
Series MTN, 0.50%, 4/26/2024 (a)	6,195,000	5,885,622
Series MTN, 1.60%, 4/24/2025	9,422,000	8,863,746
Series MTN, 2.10%, 10/24/2024 (a)	18,144,000	17,564,662
Series MTN, 3.25%, 9/11/2024	150,000	148,909
Series MTN, 3.45%, 8/11/2023	353,000	354,041
Series MTN, SOFR + 0.57%, 3.43%, 6/13/2025	9,095,000	9,027,424
Security Description	Principal Amount	Value
Bank of Nova Scotia:
0.40%, 9/15/2023	$ 4,742,000	$ 4,580,962
0.55%, 9/15/2023	3,911,000	3,782,328
0.65%, 7/31/2024	4,612,000	4,325,964
0.70%, 4/15/2024	9,321,000	8,836,588
1.30%, 6/11/2025	8,500,000	7,891,485
1.45%, 1/10/2025 (a)	9,879,000	9,335,556
2.20%, 2/3/2025	10,353,000	9,916,621
2.44%, 3/11/2024 (a)	7,823,000	7,670,530
3.40%, 2/11/2024 (a)	6,877,000	6,855,475
3.45%, 4/11/2025	7,500,000	7,399,200
Barclays Bank PLC Series BKNT, 3.75%, 5/15/2024	3,228,000	3,210,343
Barclays PLC:
3.65%, 3/16/2025 (a)	13,550,000	13,266,534
4.38%, 9/11/2024 (a)	6,765,000	6,733,881
1 year CMT + 0.80%, 1.01%, 12/10/2024 (a) (b)	5,382,000	5,108,110
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (b)	27,559,000	27,133,765
SOFR + 2.71%, 2.85%, 5/7/2026	7,300,000	6,894,850
BNP Paribas SA Series MTN, 4.25%, 10/15/2024	4,079,000	4,067,620
BPCE SA 4.00%, 4/15/2024 (a)	7,189,000	7,167,864
Canadian Imperial Bank of Commerce:
0.50%, 12/14/2023 (a)	7,496,000	7,180,793
1.00%, 10/18/2024	10,810,000	10,121,511
2.25%, 1/28/2025	11,038,000	10,593,610
3.10%, 4/2/2024 (a)	5,249,000	5,192,836
3.30%, 4/7/2025 (a)	5,469,000	5,367,878
Series BKNT, 3.50%, 9/13/2023 (a)	3,890,000	3,893,384
Citibank NA Series BKNT, 3.65%, 1/23/2024	6,361,000	6,386,317
Citigroup, Inc.:
3.30%, 4/27/2025 (a)	3,950,000	3,892,922
3.75%, 6/16/2024 (a)	3,462,000	3,480,937
3.88%, 10/25/2023	1,959,000	1,978,433
3.88%, 3/26/2025	9,810,000	9,690,808
4.00%, 8/5/2024 (a)	3,634,000	3,628,622
4.40%, 6/10/2025	29,724,000	29,704,679
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (b)	15,535,000	15,233,155
SOFR + 0.53%, 1.28%, 11/3/2025 (b)	4,312,000	4,006,969
SOFR + 0.67%, 0.98%, 5/1/2025 (b)	10,434,000	9,776,136

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
SOFR + 0.69%, 0.78%, 10/30/2024 (b)	$ 25,608,000	$ 24,431,568
SOFR + 0.69%, 2.01%, 1/25/2026 (b)	17,785,000	16,676,105
SOFR + 1.37%, 4.14%, 5/24/2025 (a)	6,350,000	6,329,299
SOFR + 1.53%, 3.29%, 3/17/2026 (b)	15,940,000	15,443,310
SOFR + 1.67%, 1.68%, 5/15/2024 (b)	13,488,000	13,228,356
SOFR + 2.84%, 3.11%, 4/8/2026	20,150,000	19,375,434
Citizens Bank NA SOFR + 1.40%, 4.12%, 5/23/2025	8,050,000	8,025,528
Citizens Bank NA/Providence RI Series BKNT, 2.25%, 4/28/2025	4,750,000	4,515,682
Comerica Bank Series BKNT, 2.50%, 7/23/2024	3,839,000	3,728,322
Comerica, Inc. 3.70%, 7/31/2023	3,543,000	3,540,307
Cooperatieve Rabobank UA:
0.38%, 1/12/2024 (a)	3,490,000	3,328,727
1.38%, 1/10/2025 (a)	9,396,000	8,849,435
Series MTN, 3.38%, 5/21/2025	3,625,000	3,571,386
Credit Agricole Corporate & Investment Bank SA 0.78%, 6/28/2024	205,000	193,551
Credit Suisse AG:
0.50%, 2/2/2024	6,380,000	6,008,939
2.95%, 4/9/2025 (a)	5,723,000	5,476,739
Series MTN, 3.63%, 9/9/2024	36,495,000	35,819,478
Credit Suisse Group AG 3.75%, 3/26/2025 (a)	16,950,000	16,430,313
Deutsche Bank AG:
0.90%, 5/28/2024	6,047,000	5,669,062
3.70%, 5/30/2024	6,350,000	6,254,735
4.16%, 5/13/2025	4,295,000	4,268,070
SOFR + 1.13%, 1.45%, 4/1/2025 (b)	9,431,000	8,820,909
SOFR + 2.16%, 2.22%, 9/18/2024 (b)	26,997,000	26,088,821
SOFR + 2.58%, 3.96%, 11/26/2025 (b)	5,130,000	4,969,636
Discover Bank:
2.45%, 9/12/2024	10,690,000	10,262,186
Series BKNT, 4.20%, 8/8/2023	4,053,000	4,065,240
Fifth Third Bancorp:
2.38%, 1/28/2025	6,167,000	5,909,096
3.65%, 1/25/2024	7,228,000	7,198,943
4.30%, 1/16/2024	3,634,000	3,655,077
Security Description	Principal Amount	Value
Goldman Sachs Group, Inc.:
1.22%, 12/6/2023	$ 9,460,000	$ 9,126,819
3.00%, 3/15/2024	14,815,000	14,626,405
3.50%, 1/23/2025	16,368,000	16,179,768
3.50%, 4/1/2025	15,951,000	15,672,496
3.63%, 2/20/2024	10,514,000	10,480,250
3.75%, 5/22/2025 (a)	4,978,000	4,922,595
4.00%, 3/3/2024	18,911,000	18,963,573
SOFR + 0.49%, 0.93%, 10/21/2024 (b)	20,854,000	19,966,662
SOFR + 0.51%, 0.66%, 9/10/2024 (b)	27,206,000	26,054,098
SOFR + 0.61%, 0.86%, 2/12/2026 (a) (b)	4,661,000	4,244,959
SOFR + 0.73%, 1.76%, 1/24/2025 (b)	14,355,000	13,813,099
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (b)	14,085,000	13,699,775
Series MTN, 3.85%, 7/8/2024 (a)	12,126,000	12,160,802
HSBC Holdings PLC:
4.25%, 3/14/2024	15,584,000	15,522,755
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (b)	15,407,000	15,343,677
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (a) (b)	18,588,000	18,329,813
SOFR + 0.53%, 0.73%, 8/17/2024 (b)	8,660,000	8,310,223
SOFR + 0.58%, 1.16%, 11/22/2024 (b)	8,465,000	8,089,577
SOFR + 0.71%, 0.98%, 5/24/2025 (b)	11,985,000	11,182,005
SOFR + 1.40%, 2.63%, 11/7/2025 (a) (b)	15,315,000	14,605,762
SOFR + 1.43%, 3.00%, 3/10/2026 (b)	5,485,000	5,233,568
SOFR + 1.51%, 4.18%, 12/9/2025	25,000,000	24,608,750
SOFR + 1.54%, 1.65%, 4/18/2026	1,550,000	1,421,877
SOFR + 1.93%, 2.10%, 6/4/2026	11,950,000	11,052,555
HSBC USA, Inc.:
3.50%, 6/23/2024	3,726,000	3,701,818
3.75%, 5/24/2024	4,025,000	4,005,318
Huntington Bancshares, Inc.:
2.63%, 8/6/2024	3,328,000	3,230,390
4.00%, 5/15/2025	2,500,000	2,488,500
Huntington National Bank:
SOFR + 1.21%, 4.01%, 5/16/2025	5,235,000	5,219,976
Series BKNT, 3.55%, 10/6/2023	3,876,000	3,872,744

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
ING Groep NV:
3.55%, 4/9/2024	$ 5,918,000	$ 5,869,709
4.10%, 10/2/2023	8,859,000	8,888,235
SOFR + 1.64%, 3.87%, 3/28/2026	8,270,000	8,111,381
Intesa Sanpaolo SpA 5.25%, 1/12/2024	5,332,000	5,376,576
JPMorgan Chase & Co.:
3.13%, 1/23/2025 (a)	17,376,000	17,135,342
3.63%, 5/13/2024 (a)	9,488,000	9,501,852
3.85%, 6/14/2025	12,950,000	12,822,960
3.88%, 2/1/2024	6,963,000	7,005,753
3.88%, 9/10/2024	16,793,000	16,761,765
3 Month SOFR + 0.58%, 0.97%, 6/23/2025 (b)	14,575,000	13,629,228
3 Month SOFR + 0.60%, 0.65%, 9/16/2024 (b)	4,073,000	3,906,985
3 Month SOFR + 1.59%, 2.01%, 3/13/2026 (b)	16,630,000	15,570,669
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (b)	24,356,000	24,285,611
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (b)	21,453,000	21,382,849
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (b)	13,511,000	13,274,152
SOFR + 0.42%, 0.56%, 2/16/2025 (b)	11,713,000	11,042,899
SOFR + 0.49%, 0.77%, 8/9/2025 (b)	15,586,000	14,468,328
SOFR + 0.54%, 0.82%, 6/1/2025 (b)	10,393,000	9,723,587
SOFR + 0.61%, 1.56%, 12/10/2025 (b)	23,546,000	22,054,832
SOFR + 0.92%, 2.60%, 2/24/2026 (b)	13,411,000	12,767,808
SOFR + 1.16%, 2.30%, 10/15/2025 (b)	2,690,000	2,563,920
SOFR + 1.32%, 4.08%, 4/26/2026	14,940,000	14,802,851
SOFR + 1.85%, 2.08%, 4/22/2026	14,250,000	13,350,540
KeyBank NA Series BKNT, 3.30%, 6/1/2025	1,250,000	1,229,700
KeyCorp SOFR + 1.25%, 3.88%, 5/23/2025	3,705,000	3,679,473
Lloyds Banking Group PLC:
3.90%, 3/12/2024	5,504,000	5,491,176
4.05%, 8/16/2023	8,890,000	8,917,826
4.45%, 5/8/2025 (a)	3,150,000	3,153,496
4.50%, 11/4/2024	6,887,000	6,858,419
1 year CMT + 1.00%, 2.44%, 2/5/2026 (b)	5,130,000	4,859,854
Security Description	Principal Amount	Value
1 year CMT + 3.50%, 3.87%, 7/9/2025 (b)	$ 19,145,000	$ 18,923,684
1 year CMT + 1.60%, 3.51%, 3/18/2026 (b)	7,970,000	7,764,852
M&T Bank Corp. 3.55%, 7/26/2023	11,867,000	11,832,704
Manufacturers & Traders Trust Co. Series BKNT, 2.90%, 2/6/2025	3,830,000	3,750,949
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 2/25/2025	21,076,000	20,021,357
2.53%, 9/13/2023 (a)	1,964,000	1,944,930
2.80%, 7/18/2024	10,937,000	10,656,575
3.41%, 3/7/2024 (a)	6,984,000	6,933,785
3.76%, 7/26/2023	9,777,000	9,767,810
3.78%, 3/2/2025 (a)	5,705,000	5,664,666
1 year CMT + 0.45%, 0.96%, 10/11/2025 (b)	16,930,000	15,696,311
1 year CMT + 0.68%, 0.85%, 9/15/2024 (b)	11,958,000	11,518,424
Mizuho Financial Group, Inc.:
1 year CMT + 0.90%, 2.65%, 5/22/2026 (a) (b)	950,000	902,091
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026	3,000,000	2,807,070
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (b)	796,000	794,281
SOFR + 0.87%, 0.85%, 9/8/2024 (b)	12,220,000	11,754,051
SOFR + 1.24%, 2.84%, 7/16/2025 (b)	5,793,000	5,604,496
SOFR + 1.25%, 1.24%, 7/10/2024 (b)	11,745,000	11,415,788
SOFR + 1.36%, 2.56%, 9/13/2025 (b)	2,316,000	2,220,581
Morgan Stanley:
SOFR + 0.53%, 0.79%, 5/30/2025 (b)	15,776,000	14,698,815
SOFR + 0.94%, 2.63%, 2/18/2026 (b)	10,900,000	10,425,305
SOFR + 1.16%, 3.62%, 4/17/2025	12,338,000	12,189,944
SOFR + 1.99%, 2.19%, 4/28/2026 (a)	11,250,000	10,551,487
Series F, 3.88%, 4/29/2024	23,923,000	23,991,420
Series GMTN, 3.70%, 10/23/2024	23,063,000	23,012,031
Series GMTN, SOFR + 0.51%, 0.79%, 1/22/2025 (b)	6,678,000	6,318,256
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (b)	6,115,000	5,643,411

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (a) (b)	$ 13,620,000	$ 12,633,776
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (b)	17,148,000	16,542,333
National Bank of Canada:
Series FXD, 0.75%, 8/6/2024	3,695,000	3,450,797
Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (b)	3,160,000	3,015,146
Natwest Group PLC:
3.88%, 9/12/2023	21,612,000	21,557,322
5.13%, 5/28/2024	8,609,000	8,642,833
6.00%, 12/19/2023 (a)	701,000	713,905
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (b)	32,078,000	31,742,143
People's United Bank NA 4.00%, 7/15/2024	10,000	9,933
PNC Bank NA:
2.50%, 8/27/2024	7,221,000	7,035,276
3.80%, 7/25/2023	1,679,000	1,685,867
Series BKNT, 2.95%, 2/23/2025	3,907,000	3,807,918
Series BKNT, 3.25%, 6/1/2025	3,300,000	3,251,556
Series BKNT, 3.30%, 10/30/2024 (a)	1,990,000	1,972,727
Series BKNT, 3.88%, 4/10/2025	5,870,000	5,813,707
Series BKNT, 4.20%, 11/1/2025	2,950,000	2,946,460
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024 (a)	3,480,000	3,370,972
3.50%, 1/23/2024	4,552,000	4,553,275
3.90%, 4/29/2024	5,084,000	5,103,828
Royal Bank of Canada:
0.65%, 7/29/2024	16,377,000	15,371,943
3.38%, 4/14/2025 (a)	11,914,000	11,754,829
Series GMTN, 0.43%, 1/19/2024	3,531,000	3,381,533
Series GMTN, 0.75%, 10/7/2024	9,032,000	8,427,127
Series GMTN, 1.60%, 1/21/2025 (a)	4,059,000	3,845,700
Series GMTN, 2.25%, 11/1/2024 (a)	10,938,000	10,570,921
Series GMTN, 2.55%, 7/16/2024	10,003,000	9,775,532
Series MTN, 1.15%, 6/10/2025	9,400,000	8,696,880
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	3,789,000	3,783,127
Security Description	Principal Amount	Value
3.45%, 6/2/2025	$ 11,050,000	$ 10,654,520
SOFR + 1.38%, 4.26%, 6/9/2025	5,930,000	5,860,263
3.50%, 6/7/2024	9,223,000	9,058,831
Santander UK Group Holdings PLC:
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (b)	2,853,000	2,854,541
SOFR + 0.79%, 1.09%, 3/15/2025 (b)	20,194,000	18,874,322
Santander UK PLC:
2.88%, 6/18/2024	890,000	868,017
4.00%, 3/13/2024 (a)	3,720,000	3,725,654
Sumitomo Mitsui Banking Corp.:
3.95%, 7/19/2023	656,000	658,736
3.95%, 1/10/2024	3,842,000	3,854,025
Series GMTN, 3.40%, 7/11/2024 (a)	3,650,000	3,611,018
Sumitomo Mitsui Financial Group, Inc.:
0.51%, 1/12/2024	3,835,000	3,652,761
2.35%, 1/15/2025	9,086,000	8,692,667
2.45%, 9/27/2024 (a)	3,904,000	3,765,681
2.70%, 7/16/2024 (a)	16,542,000	16,113,231
3.75%, 7/19/2023	4,169,000	4,183,758
3.94%, 10/16/2023	4,018,000	4,040,822
SVB Financial Group 3.50%, 1/29/2025	3,472,000	3,399,505
Svenska Handelsbanken AB Series BKNT, 3.90%, 11/20/2023	6,540,000	6,571,850
Toronto-Dominion Bank:
0.55%, 3/4/2024	8,867,000	8,437,483
1.25%, 12/13/2024 (a)	2,580,000	2,438,229
2.35%, 3/8/2024	7,303,000	7,153,069
3.77%, 6/6/2025	10,300,000	10,241,599
Series FXD, 1.45%, 1/10/2025 (a)	3,787,000	3,585,759
Series GMTN, 3.25%, 3/11/2024	5,575,000	5,537,424
Series GMTN, 3.50%, 7/19/2023	739,000	741,195
Series MTN, 0.45%, 9/11/2023	5,541,000	5,364,020
Series MTN, 0.70%, 9/10/2024	6,726,000	6,314,100
Series MTN, 1.15%, 6/12/2025	5,900,000	5,448,473
Series MTN, 2.65%, 6/12/2024	29,664,000	29,108,393
Truist Bank:
Series BKNT, 1.50%, 3/10/2025 (a)	9,004,000	8,498,155
Series BKNT, 2.15%, 12/6/2024	7,869,000	7,586,739

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (b)	$ 815,000	$ 814,169
Series BNKT, 3.20%, 4/1/2024 (a)	7,994,000	7,957,308
Truist Financial Corp.:
4.00%, 5/1/2025	3,665,000	3,673,100
Series MTN, 2.50%, 8/1/2024	12,246,000	11,953,321
Series MTN, 2.85%, 10/26/2024	3,853,000	3,776,017
Series MTN, 3.70%, 6/5/2025	2,300,000	2,290,478
Series MTN, 3.75%, 12/6/2023 (a)	8,303,000	8,355,558
US Bancorp:
1.45%, 5/12/2025	7,850,000	7,370,836
2.40%, 7/30/2024	6,301,000	6,149,398
3.38%, 2/5/2024 (a)	8,640,000	8,656,502
Series MTN, 3.60%, 9/11/2024 (a)	7,599,000	7,581,218
Series MTN, 3.70%, 1/30/2024	3,717,000	3,736,328
US Bank NA:
1.95%, 1/9/2023	3,290,000	3,274,833
Series BKNT, 2.05%, 1/21/2025 (a)	6,521,000	6,255,204
Series BKNT, 2.80%, 1/27/2025 (a)	4,144,000	4,049,061
Series BKNT, 3.40%, 7/24/2023	5,491,000	5,485,070
Wells Fargo & Co.:
4.13%, 8/15/2023	7,655,000	7,706,977
4.48%, 1/16/2024	3,957,000	4,002,308
SOFR + 1.32%, 3.91%, 4/25/2026	18,325,000	18,030,884
SOFR + 2.00%, 2.19%, 4/30/2026	11,500,000	10,780,790
Series MTN, 3.00%, 2/19/2025 (a)	17,172,000	16,795,761
Series MTN, 3.30%, 9/9/2024 (a)	14,009,000	13,845,935
Series MTN, 3.75%, 1/24/2024	25,987,000	26,036,635
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (b)	20,920,000	19,695,762
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (b)	3,873,000	3,626,251
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (b)	9,460,000	9,020,867
Westpac Banking Corp.:
1.02%, 11/18/2024 (a)	10,831,000	10,186,880
2.35%, 2/19/2025 (a)	8,152,000	7,875,810
Security Description	Principal Amount	Value
3.30%, 2/26/2024 (a)	$ 11,793,000	$ 11,759,390
		2,631,607,418
BEVERAGES — 0.8%
Brown-Forman Corp. 3.50%, 4/15/2025	1,503,000	1,501,572
Coca-Cola Co. 1.75%, 9/6/2024 (a)	2,333,000	2,277,778
Constellation Brands, Inc.:
3.60%, 5/9/2024	4,314,000	4,294,846
4.75%, 11/15/2024	2,606,000	2,641,780
Diageo Capital PLC 3.50%, 9/18/2023	3,202,000	3,212,887
Diageo Captial PLC 2.13%, 10/24/2024 (a)	3,631,000	3,505,549
Keurig Dr Pepper, Inc.:
0.75%, 3/15/2024	5,635,000	5,369,028
3.13%, 12/15/2023 (a)	3,889,000	3,880,133
4.42%, 5/25/2025	2,704,000	2,728,444
PepsiCo, Inc.:
0.40%, 10/7/2023	3,592,000	3,484,132
2.25%, 3/19/2025	13,506,000	13,148,091
2.75%, 4/30/2025 (a)	3,900,000	3,841,344
3.60%, 3/1/2024	5,452,000	5,484,658
		55,370,242
BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
1.90%, 2/21/2025 (a)	3,867,000	3,696,001
2.25%, 8/19/2023 (a)	1,525,000	1,507,691
3.13%, 5/1/2025	2,500,000	2,454,550
3.63%, 5/22/2024	8,580,000	8,565,328
Baxalta, Inc. 4.00%, 6/23/2025	4,900,000	4,862,613
Gilead Sciences, Inc.:
0.75%, 9/29/2023	9,365,000	9,066,912
2.50%, 9/1/2023	3,900,000	3,861,663
3.50%, 2/1/2025	12,421,000	12,283,624
3.70%, 4/1/2024 (a)	9,692,000	9,705,084
Royalty Pharma PLC 0.75%, 9/2/2023	9,102,000	8,763,042
		64,766,508
BUILDING MATERIALS — 0.4%
Carrier Global Corp. 2.24%, 2/15/2025	13,981,000	13,282,929
Fortune Brands Home & Security, Inc.:
4.00%, 9/21/2023	3,889,000	3,900,434
4.00%, 6/15/2025	2,850,000	2,813,947
Johnson Controls International PLC 3.63%, 7/2/2024 (b) (c)	99,000	97,906
Lennox International, Inc. 3.00%, 11/15/2023	3,512,000	3,475,475
Martin Marietta Materials, Inc.:
0.65%, 7/15/2023	2,076,000	2,005,977

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.25%, 7/2/2024	$ 3,410,000	$ 3,427,186
Owens Corning 4.20%, 12/1/2024	850,000	848,410
Vulcan Materials Co. 4.50%, 4/1/2025	817,000	828,332
		30,680,596
CHEMICALS — 0.9%
Air Products & Chemicals, Inc. 3.35%, 7/31/2024	611,000	609,540
Celanese US Holdings LLC 3.50%, 5/8/2024	4,730,000	4,666,145
DuPont de Nemours, Inc. 4.21%, 11/15/2023	23,086,000	23,224,747
Eastman Chemical Co. 3.80%, 3/15/2025	4,407,000	4,355,306
Ecolab, Inc. 0.90%, 12/15/2023 (a)	2,930,000	2,841,895
FMC Corp. 4.10%, 2/1/2024	4,542,000	4,545,906
Linde, Inc. 2.65%, 2/5/2025	500,000	491,585
LYB International Finance B.V. 4.00%, 7/15/2023 (a)	3,596,000	3,591,901
LyondellBasell Industries NV 5.75%, 4/15/2024	6,095,000	6,233,539
Mosaic Co. 4.25%, 11/15/2023	4,913,000	4,944,541
PPG Industries, Inc. 2.40%, 8/15/2024	1,195,000	1,162,042
Sherwin-Williams Co. 3.13%, 6/1/2024 (a)	3,799,000	3,768,646
Westlake Corp. 0.88%, 8/15/2024 (a)	2,642,000	2,512,066
		62,947,859
COMMERCIAL SERVICES — 0.9%
Cintas Corp. No. 2 3.45%, 5/1/2025	2,440,000	2,431,680
Equifax, Inc. 2.60%, 12/1/2024	5,929,000	5,721,070
Global Payments, Inc.:
1.50%, 11/15/2024	2,809,000	2,634,224
2.65%, 2/15/2025	18,121,000	17,280,729
J Paul Getty Trust Series 2021, 0.39%, 1/1/2024	100,000	95,938
Moody's Corp.:
3.75%, 3/24/2025	3,797,000	3,790,127
4.88%, 2/15/2024 (a)	3,229,000	3,290,965
PayPal Holdings, Inc.:
1.65%, 6/1/2025	5,400,000	5,093,388
2.40%, 10/1/2024	13,499,000	13,174,619
Quanta Services, Inc. 0.95%, 10/1/2024	2,804,000	2,595,971
Security Description	Principal Amount	Value
Verisk Analytics, Inc. 4.00%, 6/15/2025	$ 5,100,000	$ 5,062,668
Yale University Series 2020, 0.87%, 4/15/2025	2,475,000	2,322,218
		63,493,597
COMPUTERS — 2.3%
Apple, Inc.:
1.13%, 5/11/2025	9,659,000	9,083,034
1.80%, 9/11/2024	3,677,000	3,564,300
2.10%, 9/12/2022 (a)	3,765,000	3,759,917
2.40%, 5/3/2023	13,394,000	13,317,520
2.50%, 2/9/2025	9,523,000	9,342,825
2.75%, 1/13/2025	8,231,000	8,140,212
2.85%, 5/11/2024	8,390,000	8,339,325
3.00%, 2/9/2024	8,826,000	8,810,555
3.20%, 5/13/2025	4,243,000	4,242,449
3.45%, 5/6/2024	15,555,000	15,630,442
Dell International LLC/EMC Corp. 4.00%, 7/15/2024	8,113,000	8,090,121
Genpact Luxembourg Sarl 3.38%, 12/1/2024	4,361,000	4,286,776
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024 (a)	2,690,000	2,589,609
4.45%, 10/2/2023	17,669,000	17,816,536
HP, Inc. 2.20%, 6/17/2025	4,500,000	4,246,515
International Business Machines Corp.:
3.00%, 5/15/2024 (a)	22,960,000	22,782,519
3.38%, 8/1/2023	5,412,000	5,422,932
3.63%, 2/12/2024	14,152,000	14,192,333
NetApp, Inc.:
1.88%, 6/22/2025	7,400,000	6,902,498
3.30%, 9/29/2024	1,881,000	1,845,919
		172,406,337
COSMETICS/PERSONAL CARE — 0.5%
Colgate-Palmolive Co. Series MTN, 3.25%, 3/15/2024 (a)	1,675,000	1,677,027
Estee Lauder Cos., Inc. 2.00%, 12/1/2024	2,383,000	2,307,530
GSK Consumer Healthcare Capital US LLC:
3.02%, 3/24/2024 (d)	3,520,000	3,471,318
3.13%, 3/24/2025 (d)	11,973,000	11,676,549
Procter & Gamble Co. 3.10%, 8/15/2023	1,288,000	1,294,427
Unilever Capital Corp.:
0.38%, 9/14/2023 (a)	3,770,000	3,649,850
0.63%, 8/12/2024	3,907,000	3,689,536
2.60%, 5/5/2024	5,440,000	5,360,087

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.25%, 3/7/2024 (a)	$ 3,751,000	$ 3,752,801
		36,879,125
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc. 1.85%, 2/15/2025	3,905,000	3,716,740
DIVERSIFIED FINANCIAL SERVICES — 5.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.15%, 10/29/2023	12,409,000	11,844,515
1.65%, 10/29/2024	18,859,000	17,434,580
2.88%, 8/14/2024	9,534,000	9,127,756
3.15%, 2/15/2024	6,331,000	6,151,326
3.50%, 1/15/2025	3,880,000	3,718,243
4.13%, 7/3/2023	4,337,000	4,302,868
4.50%, 9/15/2023 (a)	8,632,000	8,607,917
4.88%, 1/16/2024	9,595,000	9,574,755
Series 3NC1, 1.75%, 10/29/2024	9,579,000	8,869,292
Affiliated Managers Group, Inc. 4.25%, 2/15/2024	2,102,000	2,112,783
Air Lease Corp.:
0.80%, 8/18/2024	5,633,000	5,159,828
2.63%, 7/1/2022	3,383,000	3,383,000
3.00%, 9/15/2023	2,118,000	2,085,997
3.25%, 3/1/2025	3,059,000	2,921,559
4.25%, 9/15/2024	3,830,000	3,758,685
Series MTN, 0.70%, 2/15/2024 (a)	3,705,000	3,499,447
Series MTN, 2.30%, 2/1/2025	3,874,000	3,621,841
Series MTN, 4.25%, 2/1/2024	3,891,000	3,848,627
Aircastle, Ltd. 4.40%, 9/25/2023	1,486,000	1,470,798
Ally Financial, Inc.:
1.45%, 10/2/2023	8,594,000	8,312,547
3.88%, 5/21/2024	10,148,000	10,043,070
4.63%, 3/30/2025	6,720,000	6,678,672
5.80%, 5/1/2025	3,025,000	3,094,242
American Express Co.:
0.75%, 11/3/2023 (a)	4,875,000	4,720,658
2.25%, 3/4/2025 (a)	7,200,000	6,932,880
2.50%, 7/30/2024	14,704,000	14,332,430
3.00%, 10/30/2024	11,939,000	11,719,800
3.38%, 5/3/2024	6,105,000	6,064,951
3.40%, 2/22/2024	14,769,000	14,736,213
3.63%, 12/5/2024	4,179,000	4,156,893
3.70%, 8/3/2023	5,230,000	5,249,194
Ameriprise Financial, Inc.:
3.00%, 4/2/2025	750,000	733,200
3.70%, 10/15/2024	3,753,000	3,750,973
4.00%, 10/15/2023	2,993,000	3,011,317
Security Description	Principal Amount	Value
BGC Partners, Inc.:
3.75%, 10/1/2024	$ 3,863,000	$ 3,763,914
5.38%, 7/24/2023	5,843,000	5,846,564
BlackRock, Inc. 3.50%, 3/18/2024	3,874,000	3,891,704
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	2,929,000	2,904,689
Brookfield Finance, Inc. 4.00%, 4/1/2024	4,190,000	4,176,341
Capital One Bank USA NA SOFR + 0.91%, 2.28%, 1/28/2026 (b)	2,490,000	2,364,380
Capital One Financial Corp.:
3.20%, 2/5/2025	6,250,000	6,074,000
3.30%, 10/30/2024	9,313,000	9,098,335
3.75%, 4/24/2024	3,969,000	3,955,029
3.90%, 1/29/2024	7,354,000	7,355,397
4.25%, 4/30/2025	3,100,000	3,096,001
SOFR + 0.69%, 1.34%, 12/6/2024 (b)	9,279,000	8,888,725
SOFR + 1.29%, 2.64%, 3/3/2026	6,925,000	6,539,278
SOFR + 1.37%, 4.17%, 5/9/2025	8,720,000	8,587,892
Charles Schwab Corp:
3.63%, 4/1/2025	1,554,000	1,550,674
3.75%, 4/1/2024	1,169,000	1,174,880
Charles Schwab Corp.:
0.75%, 3/18/2024	9,689,000	9,292,042
3.00%, 3/10/2025 (a)	2,746,000	2,704,453
3.55%, 2/1/2024	3,876,000	3,878,830
3.85%, 5/21/2025	3,204,000	3,215,310
4.20%, 3/24/2025	4,136,000	4,195,517
CME Group, Inc. 3.00%, 3/15/2025 (a)	3,707,000	3,661,515
Discover Financial Services:
3.75%, 3/4/2025	3,946,000	3,887,323
3.95%, 11/6/2024	4,472,000	4,414,043
Franklin Resources, Inc. 2.85%, 3/30/2025 (a)	3,111,000	3,022,305
Intercontinental Exchange, Inc. 3.65%, 5/23/2025	6,346,000	6,305,132
Invesco Finance PLC 4.00%, 1/30/2024	3,967,000	3,969,856
Janus Henderson US Holdings, Inc. 4.88%, 8/1/2025	7,000,000	7,047,250
Jefferies Financial Group, Inc. 5.50%, 10/18/2023	7,000	7,072
Mastercard, Inc.:
2.00%, 3/3/2025 (a)	2,925,000	2,820,724
3.38%, 4/1/2024 (a)	8,544,000	8,556,731
Nomura Holdings, Inc.:
2.65%, 1/16/2025	15,240,000	14,428,775
5.10%, 7/3/2025	6,000,000	6,026,460

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
ORIX Corp.:
3.25%, 12/4/2024	$ 2,590,000	$ 2,546,669
4.05%, 1/16/2024	4,265,000	4,276,771
Stifel Financial Corp. 4.25%, 7/18/2024	549,000	550,707
Synchrony Financial:
4.25%, 8/15/2024	7,411,000	7,376,835
4.38%, 3/19/2024	10,609,000	10,526,568
4.88%, 6/13/2025	6,000,000	5,930,820
Western Union Co. 2.85%, 1/10/2025	5,522,000	5,302,390
		418,242,758
ELECTRIC — 5.0%
Alabama Power Co. Series 13-A, 3.55%, 12/1/2023	1,976,000	1,982,066
Ameren Corp. 2.50%, 9/15/2024	6,141,000	5,956,586
American Electric Power Co., Inc.:
2.03%, 3/15/2024	5,611,000	5,424,547
Series M, 0.75%, 11/1/2023	4,089,000	3,924,336
Avangrid, Inc.:
3.15%, 12/1/2024	3,947,000	3,858,153
3.20%, 4/15/2025	13,500,000	13,112,955
Baltimore Gas & Electric Co. 3.35%, 7/1/2023	418,000	416,495
Berkshire Hathaway Energy Co.:
2.80%, 1/15/2023	2,969,000	2,965,081
3.50%, 2/1/2025	2,012,000	2,010,873
3.75%, 11/15/2023 (a)	6,328,000	6,366,158
4.05%, 4/15/2025	5,484,000	5,528,366
Black Hills Corp.:
1.04%, 8/23/2024	3,258,000	3,051,834
4.25%, 11/30/2023	2,240,000	2,247,885
CenterPoint Energy, Inc. 2.50%, 9/1/2024	7,419,000	7,173,134
Cleveland Electric Illuminating Co. 5.50%, 8/15/2024	1,604,000	1,646,538
Consolidated Edison, Inc. Series A, 0.65%, 12/1/2023	3,763,000	3,619,028
Constellation Energy Generation LLC 3.25%, 6/1/2025	10,900,000	10,453,100
Consumers Energy Co. 3.38%, 8/15/2023	948,000	948,891
Delmarva Power & Light Co. 3.50%, 11/15/2023 (a)	4,395,000	4,408,976
Dominion Energy, Inc.:
3.07%, 8/15/2024 (b) (c)	12,369,000	12,079,194
Series A, 3.30%, 3/15/2025	2,192,000	2,147,809
Security Description	Principal Amount	Value
DTE Electric Co.:
3.38%, 3/1/2025	$ 747,000	$ 740,419
3.65%, 3/15/2024 (a)	2,297,000	2,310,989
DTE Energy Co.:
2.25%, 11/1/2022 (a)	3,861,000	3,847,525
Series C, 2.53%, 10/1/2024	3,858,000	3,728,796
Series F, 1.05%, 6/1/2025	4,600,000	4,229,700
Duke Energy Corp.:
3.75%, 4/15/2024	7,022,000	7,019,402
3.95%, 10/15/2023 (a)	3,699,000	3,715,904
Duke Energy Ohio, Inc. 3.80%, 9/1/2023	746,000	746,746
Duke Energy Progress LLC 3.38%, 9/1/2023	101,000	101,193
Edison International:
2.40%, 9/15/2022	3,776,000	3,765,465
3.13%, 11/15/2022	4,506,000	4,495,186
3.55%, 11/15/2024	3,711,000	3,623,346
4.95%, 4/15/2025	4,800,000	4,816,080
Emera US Finance L.P. 0.83%, 6/15/2024	4,126,000	3,850,961
Entergy Arkansas LLC 3.70%, 6/1/2024	1,786,000	1,791,054
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024 (a)	231,000	238,736
Entergy Louisiana LLC:
0.62%, 11/17/2023 (a)	4,187,000	4,024,377
0.95%, 10/1/2024	5,926,000	5,584,485
4.05%, 9/1/2023	505,000	507,530
5.40%, 11/1/2024	860,000	890,005
Evergy, Inc. 2.45%, 9/15/2024	8,783,000	8,456,448
Eversource Energy:
4.20%, 6/27/2024	4,000,000	4,009,760
Series H, 3.15%, 1/15/2025	2,828,000	2,764,455
Series L, 2.90%, 10/1/2024	2,305,000	2,252,607
Series N, 3.80%, 12/1/2023	3,538,000	3,534,497
Exelon Corp. 3.95%, 6/15/2025	9,200,000	9,174,792
Florida Power & Light Co.:
2.85%, 4/1/2025	4,548,000	4,473,822
3.25%, 6/1/2024 (a)	3,045,000	3,046,614
Georgia Power Co.:
Series A, 2.10%, 7/30/2023 (a)	564,000	555,766
Series A, 2.20%, 9/15/2024	1,124,000	1,084,615
Iberdrola International B.V. 5.81%, 3/15/2025	2,804,000	2,963,800
Interstate Power & Light Co. 3.25%, 12/1/2024 (a)	189,000	186,740

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
IPALCO Enterprises, Inc. 3.70%, 9/1/2024	$ 318,000	$ 313,376
ITC Holdings Corp. 3.65%, 6/15/2024	295,000	292,156
MidAmerican Energy Co. 3.50%, 10/15/2024	1,921,000	1,921,384
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024 (a)	3,659,000	3,480,624
2.85%, 1/27/2025	2,296,000	2,245,557
2.95%, 2/7/2024	3,254,000	3,225,755
3.40%, 11/15/2023	2,901,000	2,907,585
Series D, 1.00%, 10/18/2024	4,037,000	3,806,164
Series MTN, 1.88%, 2/7/2025	4,699,000	4,495,204
NextEra Energy Capital Holdings, Inc.:
2.94%, 3/21/2024 (a)	4,520,000	4,458,347
4.20%, 6/20/2024	4,830,000	4,854,198
4.45%, 6/20/2025	4,410,000	4,447,132
NSTAR Electric Co. 2.38%, 10/15/2022	3,063,000	3,057,456
Oncor Electric Delivery Co. LLC:
2.75%, 6/1/2024	1,690,000	1,666,661
2.95%, 4/1/2025	1,500,000	1,465,125
Pacific Gas & Electric Co.:
1.70%, 11/15/2023	3,897,000	3,749,031
3.25%, 2/16/2024	4,946,000	4,814,387
3.40%, 8/15/2024	2,754,000	2,652,322
3.75%, 2/15/2024	6,326,000	6,189,042
3.85%, 11/15/2023	4,350,000	4,300,976
4.25%, 8/1/2023	4,357,000	4,339,136
4.95%, 6/8/2025	4,500,000	4,412,790
PacifiCorp 3.60%, 4/1/2024	1,000	1,002
Pinnacle West Capital Corp. 1.30%, 6/15/2025	2,600,000	2,379,494
Potomac Electric Power Co. 3.60%, 3/15/2024 (a)	502,000	502,537
Public Service Co. of New Hampshire 3.50%, 11/1/2023	2,723,000	2,725,696
Public Service Electric & Gas Co. Series MTN, 3.25%, 9/1/2023 (a)	312,000	311,566
Public Service Enterprise Group, Inc.:
0.84%, 11/8/2023	3,392,000	3,257,948
2.88%, 6/15/2024	14,394,000	14,102,809
Puget Energy, Inc. 3.65%, 5/15/2025	2,550,000	2,500,683
San Diego Gas & Electric Co. Series NNN, 3.60%, 9/1/2023	905,000	907,398
Security Description	Principal Amount	Value
Sempra Energy 3.30%, 4/1/2025 (a)	$ 7,392,000	$ 7,223,167
Southern California Edison Co.:
1.10%, 4/1/2024	8,339,000	7,932,474
Series C, 3.50%, 10/1/2023	904,000	903,069
Series C, 4.20%, 6/1/2025	5,350,000	5,382,796
Series J, 0.70%, 8/1/2023	3,755,000	3,641,073
Series K, 0.98%, 8/1/2024 (a)	2,323,000	2,192,285
Southern Co.:
2.95%, 7/1/2023	8,781,000	8,681,336
4.48%, 8/1/2024 (b)	4,000,000	4,015,000
Series 21-A, 0.60%, 2/26/2024	3,777,000	3,578,859
Southwestern Public Service Co. 3.30%, 6/15/2024	3,013,000	2,994,410
Union Electric Co. 3.50%, 4/15/2024	5,000	5,001
Virginia Electric & Power Co.:
3.45%, 2/15/2024	1,028,000	1,025,461
Series A, 3.10%, 5/15/2025	950,000	933,774
WEC Energy Group, Inc.:
0.55%, 9/15/2023	6,311,000	6,099,266
0.80%, 3/15/2024	5,629,000	5,343,891
Wisconsin Electric Power Co. 2.05%, 12/15/2024 (a)	2,778,000	2,676,159
Xcel Energy, Inc.:
0.50%, 10/15/2023	3,983,000	3,827,783
3.30%, 6/1/2025	1,600,000	1,571,552
		369,664,717
ELECTRONICS — 0.5%
Allegion US Holding Co., Inc. 3.20%, 10/1/2024	2,759,000	2,681,003
Amphenol Corp.:
2.05%, 3/1/2025 (a)	124,000	117,886
3.20%, 4/1/2024	2,650,000	2,625,965
Arrow Electronics, Inc.:
3.25%, 9/8/2024	4,530,000	4,430,612
4.00%, 4/1/2025	4,788,000	4,731,645
Honeywell International, Inc.:
1.35%, 6/1/2025	4,000,000	3,771,480
2.30%, 8/15/2024	3,675,000	3,609,548
3.35%, 12/1/2023	2,684,000	2,692,562
Keysight Technologies, Inc. 4.55%, 10/30/2024	3,119,000	3,160,514
TD SYNNEX Corp. 1.25%, 8/9/2024 (d)	8,325,000	7,761,897
Trimble, Inc. 4.75%, 12/1/2024	388,000	389,587

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Tyco Electronics Group SA 3.45%, 8/1/2024	$ 1,687,000	$ 1,681,247
		37,653,946
ENTERTAINMENT — 0.4%
Magallanes, Inc.:
3.43%, 3/15/2024 (d)	5,470,000	5,362,569
3.43%, 3/15/2024	500,000	490,180
3.64%, 3/15/2025 (d)	27,320,000	26,515,699
3.79%, 3/15/2025 (d)	700,000	678,986
		33,047,434
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
2.50%, 8/15/2024	9,983,000	9,671,031
3.20%, 3/15/2025	3,578,000	3,516,136
Waste Management, Inc. 3.13%, 3/1/2025	750,000	740,888
		13,928,055
FOOD — 0.9%
Campbell Soup Co.:
3.30%, 3/19/2025	994,000	977,291
3.95%, 3/15/2025	4,559,000	4,551,614
Conagra Brands, Inc.:
0.50%, 8/11/2023	2,750,000	2,652,788
4.30%, 5/1/2024	8,218,000	8,249,639
General Mills, Inc.:
3.65%, 2/15/2024 (a)	2,832,000	2,849,558
4.00%, 4/17/2025	4,124,000	4,122,433
Hershey Co. 2.05%, 11/15/2024	2,280,000	2,214,815
Hormel Foods Corp. 0.65%, 6/3/2024 (a)	3,862,000	3,678,671
J M Smucker Co. 3.50%, 3/15/2025	3,820,000	3,767,972
Kellogg Co. 2.65%, 12/1/2023 (a)	2,758,000	2,730,530
Kroger Co.:
3.85%, 8/1/2023	3,978,000	3,995,901
4.00%, 2/1/2024	3,804,000	3,824,237
McCormick & Co., Inc. 3.15%, 8/15/2024	5,752,000	5,644,495
Mondelez International, Inc.:
1.50%, 5/4/2025	2,600,000	2,428,166
2.13%, 3/17/2024	3,968,000	3,868,721
Tyson Foods, Inc.:
3.90%, 9/28/2023	3,855,000	3,867,837
3.95%, 8/15/2024	5,616,000	5,600,893
		65,025,561
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA 4.50%, 8/1/2024	70,000	69,639
Security Description	Principal Amount	Value
Georgia-Pacific LLC 8.00%, 1/15/2024	$ 8,778,000	$ 9,300,379
		9,370,018
GAS — 0.3%
Eastern Energy Gas Holdings LLC:
3.55%, 11/1/2023 (a)	2,377,000	2,370,772
3.60%, 12/15/2024	751,000	742,499
Series A, 2.50%, 11/15/2024	5,758,000	5,564,243
ONE Gas, Inc.:
1.10%, 3/11/2024	3,957,000	3,762,514
3.61%, 2/1/2024	2,216,000	2,210,881
Southern California Gas Co.:
3.15%, 9/15/2024 (a)	1,099,000	1,091,966
3.20%, 6/15/2025	1,000,000	980,810
Southern Co. Gas Capital Corp. 2.45%, 10/1/2023	1,890,000	1,863,483
		18,587,168
HAND & MACHINE TOOLS — 0.0% (e)
Stanley Black & Decker, Inc. 2.30%, 2/24/2025 (a)	3,601,000	3,488,361
HEALTH CARE PRODUCTS — 1.2%
Abbott Laboratories:
2.95%, 3/15/2025	6,965,000	6,876,057
3.40%, 11/30/2023	4,680,000	4,698,907
Baxter International, Inc.:
0.87%, 12/1/2023	4,775,000	4,582,806
1.32%, 11/29/2024 (a)	10,185,000	9,563,409
Boston Scientific Corp.:
1.90%, 6/1/2025	2,400,000	2,265,144
3.45%, 3/1/2024	3,658,000	3,650,465
DH Europe Finance II Sarl 2.20%, 11/15/2024 (a)	7,963,000	7,642,489
PerkinElmer, Inc.:
0.55%, 9/15/2023	3,813,000	3,670,737
0.85%, 9/15/2024	5,381,000	4,992,061
Stryker Corp.:
0.60%, 12/1/2023	3,720,000	3,567,220
3.38%, 5/15/2024	4,034,000	4,011,692
Thermo Fisher Scientific, Inc.:
0.80%, 10/18/2023	11,203,000	10,869,039
1.22%, 10/18/2024	12,600,000	11,951,604
Zimmer Biomet Holdings, Inc.:
1.45%, 11/22/2024	7,409,000	6,988,836
3.55%, 4/1/2025	3,972,000	3,917,822
		89,248,288
HEALTH CARE SERVICES — 1.7%
Aetna, Inc. 3.50%, 11/15/2024	3,806,000	3,764,781
CommonSpirit Health:
2.76%, 10/1/2024	3,957,000	3,851,309
2.95%, 11/1/2022 (a)	3,825,000	3,826,492

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Dignity Health 3.13%, 11/1/2022	$ 501,000	$ 500,248
Elevance Health, Inc.:
2.38%, 1/15/2025	1,975,000	1,903,959
3.35%, 12/1/2024	17,468,000	17,249,999
3.50%, 8/15/2024	3,917,000	3,901,293
HCA, Inc.:
5.00%, 3/15/2024	17,186,000	17,245,292
5.25%, 4/15/2025	10,600,000	10,627,030
5.38%, 2/1/2025	10,273,000	10,253,276
Humana, Inc.:
0.65%, 8/3/2023	2,979,000	2,886,889
2.90%, 12/15/2022	5,499,000	5,492,181
3.85%, 10/1/2024	2,654,000	2,658,061
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024	462,000	442,088
3.25%, 9/1/2024	7,841,000	7,724,796
3.60%, 2/1/2025	11,093,000	10,935,701
4.00%, 11/1/2023	3,592,000	3,603,243
Quest Diagnostics, Inc.:
3.50%, 3/30/2025	4,287,000	4,215,750
4.25%, 4/1/2024	322,000	323,565
UnitedHealth Group, Inc.:
0.55%, 5/15/2024	3,515,000	3,348,178
2.38%, 8/15/2024	4,912,000	4,816,953
3.50%, 2/15/2024	4,359,000	4,377,308
UPMC Series D-1, 3.60%, 4/3/2025	754,000	749,174
		124,697,566
HOME BUILDERS — 0.5%
DR Horton, Inc.:
2.50%, 10/15/2024	1,981,000	1,892,152
4.38%, 9/15/2022	3,299,000	3,300,979
5.75%, 8/15/2023	7,514,000	7,653,986
Lennar Corp.:
4.50%, 4/30/2024	11,584,000	11,561,179
4.75%, 5/30/2025	2,500,000	2,507,850
4.88%, 12/15/2023	2,429,000	2,451,250
5.88%, 11/15/2024	3,874,000	3,975,073
		33,342,469
HOME FURNISHINGS — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	2,000,000	1,998,320
Whirlpool Corp.:
3.70%, 5/1/2025	1,639,000	1,633,821
4.00%, 3/1/2024	3,723,000	3,743,811
		7,375,952
HOUSEHOLD PRODUCTS & WARES — 0.0% (e)
Avery Dennison Corp. 0.85%, 8/15/2024	3,117,000	2,939,175
Security Description	Principal Amount	Value
INSURANCE — 1.3%
Aflac, Inc. 3.63%, 11/15/2024 (a)	$ 5,024,000	$ 5,037,464
American International Group, Inc. 2.50%, 6/30/2025	6,300,000	6,011,712
Aon Global, Ltd.:
3.50%, 6/14/2024	3,670,000	3,646,035
4.00%, 11/27/2023	1,567,000	1,573,456
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	1,986,000	2,003,973
Assurant, Inc. 4.20%, 9/27/2023	2,180,000	2,193,429
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024 (a)	3,898,000	3,969,450
Brown & Brown, Inc. 4.20%, 9/15/2024	481,000	480,716
Chubb INA Holdings, Inc.:
3.15%, 3/15/2025	6,159,000	6,045,367
3.35%, 5/15/2024	3,565,000	3,555,482
CNA Financial Corp. 3.95%, 5/15/2024	2,059,000	2,057,332
CNO Financial Group, Inc. 5.25%, 5/30/2025	1,706,000	1,731,164
Corebridge Financial, Inc. 3.50%, 4/4/2025 (d)	6,663,000	6,483,099
First American Financial Corp. 4.60%, 11/15/2024	163,000	162,447
Jackson Financial, Inc. 1.13%, 11/22/2023 (d)	4,271,000	4,106,823
Kemper Corp. 4.35%, 2/15/2025	1,891,000	1,880,581
Lincoln National Corp.:
3.35%, 3/9/2025	2,776,000	2,723,895
4.00%, 9/1/2023	1,228,000	1,236,387
Marsh & McLennan Cos., Inc.:
3.50%, 6/3/2024	3,162,000	3,153,494
3.50%, 3/10/2025	3,836,000	3,790,582
3.88%, 3/15/2024	4,474,000	4,482,456
MetLife, Inc.:
3.60%, 4/10/2024 (a)	4,051,000	4,061,816
Series D, 4.37%, 9/15/2023	9,219,000	9,327,784
Old Republic International Corp. 4.88%, 10/1/2024	271,000	275,062
Principal Financial Group, Inc. 3.40%, 5/15/2025	1,796,000	1,756,452
Prudential Financial, Inc. 3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (b)	58,000	54,909

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Reinsurance Group of America, Inc. Series MTN, 4.70%, 9/15/2023	$ 2,282,000	$ 2,301,648
RenaissanceRe Finance, Inc. 3.70%, 4/1/2025	975,000	966,966
Unum Group 4.00%, 3/15/2024	3,904,000	3,893,576
Willis North America, Inc. 3.60%, 5/15/2024	4,695,000	4,626,500
		93,590,057
INTERNET — 1.5%
Alibaba Group Holding, Ltd. 3.60%, 11/28/2024 (a)	8,478,000	8,427,386
Alphabet, Inc. 3.38%, 2/25/2024	3,922,000	3,942,983
Amazon.com, Inc.:
0.45%, 5/12/2024 (a)	14,988,000	14,267,527
0.80%, 6/3/2025	1,600,000	1,489,136
2.73%, 4/13/2024	5,657,000	5,624,359
2.80%, 8/22/2024	13,178,000	13,061,243
3.00%, 4/13/2025	14,723,000	14,627,448
3.80%, 12/5/2024	8,554,000	8,649,805
Baidu, Inc.:
3.50%, 11/28/2022 (a)	5,308,000	5,311,769
3.88%, 9/29/2023	10,668,000	10,703,204
4.38%, 5/14/2024 (a)	1,585,000	1,596,666
Booking Holdings, Inc. 3.65%, 3/15/2025 (a)	2,654,000	2,658,830
eBay, Inc.:
1.90%, 3/11/2025	7,832,000	7,366,388
3.45%, 8/1/2024	3,220,000	3,187,510
VeriSign, Inc. 5.25%, 4/1/2025	1,692,000	1,701,255
Weibo Corp. 3.50%, 7/5/2024	7,947,000	7,736,563
		110,352,072
INVESTMENT COMPANY SECURITY — 1.3%
Ares Capital Corp.:
4.20%, 6/10/2024	9,622,000	9,439,759
4.25%, 3/1/2025	5,980,000	5,712,814
Blackstone Private Credit Fund:
1.75%, 9/15/2024 (d)	6,595,000	6,087,119
2.35%, 11/22/2024 (d)	6,945,000	6,364,398
2.70%, 1/15/2025 (d)	6,870,000	6,269,081
4.70%, 3/24/2025 (d)	5,730,000	5,520,339
Blackstone Secured Lending Fund 3.65%, 7/14/2023	7,326,000	7,275,817
FS KKR Capital Corp.:
1.65%, 10/12/2024	10,295,000	9,197,553
4.13%, 2/1/2025	6,047,000	5,737,515
4.63%, 7/15/2024	1,263,000	1,240,165
Security Description	Principal Amount	Value
Goldman Sachs BDC, Inc. 3.75%, 2/10/2025	$ 721,000	$ 698,433
Golub Capital BDC, Inc. 3.38%, 4/15/2024	12,695,000	12,251,818
Main Street Capital Corp. 3.00%, 7/14/2026	3,980,000	3,480,749
Oaktree Specialty Lending Corp. 3.50%, 2/25/2025	1,279,000	1,211,609
Owl Rock Capital Corp.:
4.00%, 3/30/2025	204,000	192,348
5.25%, 4/15/2024	5,872,000	5,848,629
OWL Rock Core Income Corp. 5.50%, 3/21/2025 (d)	6,944,000	6,663,323
Sixth Street Specialty Lending, Inc. 3.88%, 11/1/2024	3,028,000	2,917,962
		96,109,431
IRON/STEEL — 0.1%
Nucor Corp.:
2.00%, 6/1/2025	700,000	658,770
3.95%, 5/23/2025 (a)	2,220,000	2,212,741
Steel Dynamics, Inc.:
2.40%, 6/15/2025	2,150,000	2,035,964
2.80%, 12/15/2024	3,769,000	3,654,648
		8,562,123
LEISURE TIME — 0.1%
Brunswick Corp. 0.85%, 8/18/2024	5,391,000	4,975,138
LODGING — 0.2%
Hyatt Hotels Corp.:
1.30%, 10/1/2023	2,615,000	2,530,091
1.80%, 10/1/2024	2,905,000	2,749,466
3.38%, 7/15/2023	2,436,000	2,383,066
Marriott International, Inc.:
3.60%, 4/15/2024	676,000	669,592
3.75%, 3/15/2025	5,794,000	5,719,141
Series Z, 4.15%, 12/1/2023	2,950,000	2,961,269
		17,012,625
MACHINERY, CONSTRUCTION & MINING — 0.9%
Caterpillar Financial Services Corp.:
0.65%, 7/7/2023	4,131,000	4,027,849
0.95%, 1/10/2024	5,278,000	5,105,040
3.40%, 5/13/2025	9,008,000	8,988,993
Series MTN, 0.45%, 9/14/2023	9,013,000	8,747,477
Series MTN, 0.45%, 5/17/2024	4,373,000	4,155,487
Series MTN, 0.60%, 9/13/2024 (a)	7,328,000	6,896,894

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Series MTN, 2.15%, 11/8/2024 (a)	$ 5,041,000	$ 4,893,147
Series MTN, 2.85%, 5/17/2024	4,261,000	4,223,205
Series MTN, 3.25%, 12/1/2024 (a)	3,558,000	3,553,659
Series MTN, 3.30%, 6/9/2024 (a)	3,336,000	3,333,698
Series MTN, 3.65%, 12/7/2023	3,830,000	3,857,461
Series MTN, 3.75%, 11/24/2023	45,000	45,365
Caterpillar, Inc. 3.40%, 5/15/2024 (a)	10,136,000	10,169,753
		67,998,028
MACHINERY-DIVERSIFIED — 1.4%
CNH Industrial Capital LLC:
1.95%, 7/2/2023	3,829,000	3,742,197
3.95%, 5/23/2025	3,750,000	3,702,750
4.20%, 1/15/2024	2,271,000	2,271,273
CNH Industrial NV 4.50%, 8/15/2023	7,684,000	7,754,001
Crane Co. 4.45%, 12/15/2023	2,239,000	2,255,278
Deere & Co. 2.75%, 4/15/2025	3,500,000	3,425,310
John Deere Capital Corp.:
2.13%, 3/7/2025 (a)	3,662,000	3,537,199
3.40%, 6/6/2025	5,580,000	5,562,312
3.65%, 10/12/2023	3,386,000	3,410,819
Series MTN, 0.40%, 10/10/2023	7,503,000	7,261,028
Series MTN, 0.45%, 1/17/2024 (a)	3,942,000	3,781,403
Series MTN, 0.45%, 6/7/2024 (a)	3,441,000	3,263,582
Series MTN, 0.63%, 9/10/2024 (a)	3,392,000	3,203,676
Series MTN, 0.90%, 1/10/2024	3,685,000	3,563,874
Series MTN, 1.25%, 1/10/2025	3,594,000	3,411,748
Series MTN, 2.05%, 1/9/2025	3,120,000	3,021,283
Series MTN, 2.60%, 3/7/2024	3,486,000	3,448,909
Series MTN, 2.65%, 6/24/2024 (a)	3,791,000	3,750,095
Series MTN, 3.35%, 6/12/2024	3,422,000	3,426,106
Series MTN, 3.45%, 1/10/2024	3,459,000	3,468,166
Series MTN, 3.45%, 3/13/2025	2,040,000	2,043,917
Otis Worldwide Corp. 2.06%, 4/5/2025	9,981,000	9,450,809
Security Description	Principal Amount	Value
Rockwell Automation, Inc.:
0.35%, 8/15/2023	$ 3,408,000	$ 3,305,999
2.88%, 3/1/2025	975,000	954,759
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	5,550,000	5,299,695
4.40%, 3/15/2024	3,844,000	3,835,851
		102,152,039
MEDIA — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Class USD, 4.50%, 2/1/2024	6,324,000	6,363,082
Comcast Corp.:
3.38%, 2/15/2025	4,539,000	4,506,229
3.70%, 4/15/2024	15,499,000	15,545,187
Discovery Communications LLC:
3.45%, 3/15/2025	1,000,000	965,650
3.80%, 3/13/2024 (a)	8,471,000	8,428,899
3.90%, 11/15/2024	3,650,000	3,594,374
3.95%, 6/15/2025	2,950,000	2,882,593
Fox Corp.:
3.05%, 4/7/2025	7,470,000	7,240,820
4.03%, 1/25/2024	5,836,000	5,835,883
Grupo Televisa SAB 6.63%, 3/18/2025 (a)	1,505,000	1,585,186
Thomson Reuters Corp. 4.30%, 11/23/2023 (a)	3,519,000	3,546,378
Walt Disney Co.:
1.75%, 8/30/2024	12,296,000	11,846,335
3.35%, 3/24/2025	10,145,000	10,068,000
3.70%, 9/15/2024	373,000	373,556
		82,782,172
METAL FABRICATE & HARDWARE — 0.0% (e)
Precision Castparts Corp. 2.50%, 1/15/2023	3,673,000	3,670,613
Timken Co. 3.88%, 9/1/2024	20,000	19,797
		3,690,410
MINING — 0.1%
BHP Billiton Finance USA, Ltd. 3.85%, 9/30/2023 (a)	617,000	621,350
Freeport-McMoRan, Inc. 4.55%, 11/14/2024	3,975,000	3,956,516
Kinross Gold Corp. 5.95%, 3/15/2024	3,890,000	3,981,882
		8,559,748
MISCELLANEOUS MANUFACTURER — 0.6%
3M Co.:
2.00%, 2/14/2025	5,679,000	5,468,423

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
2.65%, 4/15/2025	$ 100,000	$ 97,588
Series MTN, 3.25%, 2/14/2024	4,929,000	4,931,415
Carlisle Cos., Inc.:
0.55%, 9/1/2023	2,360,000	2,277,376
3.50%, 12/1/2024	153,000	150,987
Illinois Tool Works, Inc. 3.50%, 3/1/2024 (a)	3,778,000	3,789,938
Parker-Hannifin Corp.:
2.70%, 6/14/2024	9,416,000	9,203,387
3.65%, 6/15/2024	7,775,000	7,724,152
Series MTN, 3.30%, 11/21/2024	225,000	221,855
Textron, Inc. 4.30%, 3/1/2024	2,790,000	2,803,280
Trane Technologies Luxembourg Finance SA 3.55%, 11/1/2024	5,167,000	5,096,987
		41,765,388
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
4.13%, 5/1/2025	2,200,000	2,139,984
5.50%, 12/1/2024	1,740,000	1,747,917
		3,887,901
OIL & GAS — 3.2%
BP Capital Markets America, Inc.:
3.19%, 4/6/2025	4,569,000	4,516,137
3.79%, 2/6/2024	10,889,000	10,939,961
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023 (a)	3,961,000	3,948,404
3.80%, 4/15/2024	3,773,000	3,747,721
3.90%, 2/1/2025	2,773,000	2,746,851
Chevron Corp.:
1.14%, 5/11/2023	18,239,000	17,929,667
1.55%, 5/11/2025	10,600,000	10,050,602
2.90%, 3/3/2024	4,130,000	4,115,338
Chevron USA, Inc.:
0.43%, 8/11/2023 (a)	3,881,000	3,772,642
3.90%, 11/15/2024	2,886,000	2,913,821
Cimarex Energy Co. 4.38%, 6/1/2024	59,000	58,494
ConocoPhillips Co.:
2.13%, 3/8/2024	4,191,000	4,108,479
2.40%, 3/7/2025	7,785,000	7,510,812
Continental Resources, Inc. 3.80%, 6/1/2024	11,219,000	11,113,878
Coterra Energy, Inc. 4.38%, 6/1/2024 (d)	8,700,000	8,695,389
Devon Energy Corp. 5.25%, 9/15/2024	3,966,000	4,050,396
EOG Resources, Inc. 3.15%, 4/1/2025 (a)	3,399,000	3,343,664
Security Description	Principal Amount	Value
Exxon Mobil Corp.:
2.02%, 8/16/2024 (a)	$ 5,691,000	$ 5,553,392
2.71%, 3/6/2025	15,742,000	15,424,169
2.99%, 3/19/2025	18,770,000	18,495,958
3.18%, 3/15/2024 (a)	3,998,000	3,998,440
Hess Corp. 3.50%, 7/15/2024 (a)	5,749,000	5,658,051
Marathon Petroleum Corp.:
3.63%, 9/15/2024	4,901,000	4,853,852
4.70%, 5/1/2025	11,303,000	11,450,278
Phillips 66:
0.90%, 2/15/2024 (a)	3,604,000	3,437,387
3.85%, 4/9/2025	2,206,000	2,194,904
Phillips 66 Co. 3.61%, 2/15/2025 (a) (d)	3,912,000	3,868,225
Shell International Finance B.V.:
0.38%, 9/15/2023	9,542,000	9,242,381
2.00%, 11/7/2024 (a)	5,784,000	5,618,982
3.25%, 5/11/2025	7,300,000	7,228,825
3.50%, 11/13/2023	7,675,000	7,724,734
TotalEnergies Capital International SA:
2.43%, 1/10/2025	10,133,000	9,846,844
3.70%, 1/15/2024 (a)	3,955,000	3,966,588
3.75%, 4/10/2024	8,646,000	8,671,333
TotalEnergies Capital SA 2.75%, 7/15/2023	4,664,000	4,629,393
Valero Energy Corp. 2.85%, 4/15/2025	3,075,000	2,972,818
		238,398,810
OIL & GAS SERVICES — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc. 1.23%, 12/15/2023	4,886,000	4,746,700
Halliburton Co. 3.50%, 8/1/2023	3,872,000	3,875,252
Schlumberger Investment SA 3.65%, 12/1/2023	8,209,000	8,240,769
		16,862,721
PACKAGING & CONTAINERS — 0.4%
Amcor Flexibles North America, Inc. 4.00%, 5/17/2025	4,890,000	4,832,983
Berry Global, Inc. 0.95%, 2/15/2024	8,537,000	8,086,503
Packaging Corp. of America 3.65%, 9/15/2024 (a)	3,552,000	3,522,163
Sonoco Products Co. 1.80%, 2/1/2025	5,585,000	5,234,094
WRKCo, Inc.:
3.00%, 9/15/2024	3,332,000	3,251,432
3.75%, 3/15/2025	3,710,000	3,671,156
		28,598,331

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
PHARMACEUTICALS — 4.4%
AbbVie, Inc.:
2.60%, 11/21/2024	$ 26,311,000	$ 25,491,149
2.85%, 5/14/2023 (a)	3,603,000	3,587,327
3.60%, 5/14/2025	12,956,000	12,788,220
3.75%, 11/14/2023	4,787,000	4,805,238
3.80%, 3/15/2025	25,408,000	25,233,447
3.85%, 6/15/2024	4,485,000	4,484,013
AmerisourceBergen Corp.:
3.25%, 3/1/2025	2,530,000	2,475,732
3.40%, 5/15/2024 (a)	5,728,000	5,680,343
Astrazeneca Finance LLC 0.70%, 5/28/2024	16,979,000	16,106,619
AstraZeneca PLC 3.50%, 8/17/2023 (a)	3,745,000	3,757,883
Becton Dickinson & Co.:
3.36%, 6/6/2024	6,338,000	6,272,338
3.73%, 12/15/2024	4,904,000	4,879,725
Bristol-Myers Squibb Co.:
2.90%, 7/26/2024	30,494,000	30,225,043
3.25%, 11/1/2023	1,450,000	1,451,494
3.63%, 5/15/2024	24,000	24,106
Cardinal Health, Inc.:
3.08%, 6/15/2024	14,228,000	13,994,519
3.50%, 11/15/2024	13,000	12,887
Cigna Corp.:
0.61%, 3/15/2024	3,995,000	3,804,478
3.00%, 7/15/2023 (a)	3,823,000	3,797,080
3.25%, 4/15/2025	2,962,000	2,905,900
3.50%, 6/15/2024	3,820,000	3,794,597
3.75%, 7/15/2023	10,611,000	10,623,309
CVS Health Corp.:
2.63%, 8/15/2024 (a)	6,457,000	6,318,045
3.38%, 8/12/2024 (a)	3,393,000	3,377,494
4.00%, 12/5/2023	3,938,000	3,959,974
4.10%, 3/25/2025	3,890,000	3,918,630
GlaxoSmithKline Capital PLC:
0.53%, 10/1/2023	10,715,000	10,355,405
3.00%, 6/1/2024	8,239,000	8,173,912
GlaxoSmithKline Capital, Inc. 3.63%, 5/15/2025	3,720,000	3,730,230
Johnson & Johnson:
2.63%, 1/15/2025 (a)	2,789,000	2,755,867
3.38%, 12/5/2023 (a)	3,687,000	3,705,251
McKesson Corp.:
2.70%, 12/15/2022	1,726,000	1,723,428
3.80%, 3/15/2024	694,000	695,686
Merck & Co., Inc.:
2.75%, 2/10/2025	17,220,000	16,996,657
2.90%, 3/7/2024	3,864,000	3,843,675
Mylan, Inc. 4.20%, 11/29/2023	7,750,000	7,729,307
Novartis Capital Corp.:
1.75%, 2/14/2025 (a)	4,118,000	3,974,899
3.40%, 5/6/2024 (a)	10,002,000	10,050,110
Security Description	Principal Amount	Value
Pfizer, Inc.:
0.80%, 5/28/2025 (a)	$ 2,250,000	$ 2,097,878
2.95%, 3/15/2024	3,682,000	3,666,352
3.20%, 9/15/2023 (a)	3,657,000	3,667,240
3.40%, 5/15/2024	9,008,000	9,056,913
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	9,670,000	9,563,243
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023	9,083,000	9,149,033
Viatris, Inc. 1.65%, 6/22/2025	5,700,000	5,169,615
Wyeth LLC 6.45%, 2/1/2024	3,969,000	4,150,899
		324,025,190
PIPELINES — 3.7%
Boardwalk Pipelines L.P. 4.95%, 12/15/2024	5,070,000	5,108,836
Cheniere Corpus Christi Holdings LLC:
5.88%, 3/31/2025	10,450,000	10,696,829
7.00%, 6/30/2024	11,578,000	12,007,312
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	5,100,000	5,149,215
Enbridge, Inc.:
0.55%, 10/4/2023 (a)	2,124,000	2,044,945
2.15%, 2/16/2024	2,830,000	2,747,449
2.50%, 1/15/2025 (a)	6,907,000	6,646,537
2.50%, 2/14/2025	5,226,000	5,023,179
3.50%, 6/10/2024	3,809,000	3,766,073
4.00%, 10/1/2023	2,175,000	2,179,524
Energy Transfer L.P.:
2.90%, 5/15/2025	4,250,000	4,043,705
3.90%, 5/15/2024	10,580,000	10,463,937
4.05%, 3/15/2025	3,740,000	3,684,498
4.25%, 4/1/2024	6,931,000	6,910,068
4.50%, 4/15/2024	16,689,000	16,705,522
4.90%, 2/1/2024	2,575,000	2,595,497
5.88%, 1/15/2024	5,067,000	5,164,286
Series 5Y, 4.20%, 9/15/2023	2,888,000	2,888,029
Energy Transfer L.P./Regency Energy Finance Corp. 4.50%, 11/1/2023	4,004,000	4,019,976
Enterprise Products Operating LLC:
3.75%, 2/15/2025	7,800,000	7,723,560
3.90%, 2/15/2024	4,037,000	4,032,277
Kinder Morgan Energy Partners L.P.:
3.50%, 9/1/2023	1,386,000	1,380,151
4.15%, 2/1/2024	3,851,000	3,852,117
4.25%, 9/1/2024	3,810,000	3,811,638
4.30%, 5/1/2024	4,041,000	4,049,082

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Kinder Morgan, Inc.:
4.30%, 6/1/2025	$ 9,000,000	$ 8,974,350
5.63%, 11/15/2023 (d)	3,965,000	4,036,291
MPLX L.P.:
3.50%, 12/1/2022	1,258,000	1,256,100
4.00%, 2/15/2025	3,568,000	3,514,480
4.50%, 7/15/2023	5,085,000	5,095,933
4.88%, 12/1/2024	9,210,000	9,276,220
4.88%, 6/1/2025	5,800,000	5,831,726
ONEOK Partners L.P.:
4.90%, 3/15/2025	5,829,000	5,877,322
5.00%, 9/15/2023	3,226,000	3,258,841
ONEOK, Inc.:
2.75%, 9/1/2024	2,189,000	2,120,134
7.50%, 9/1/2023	617,000	637,725
Phillips 66 Partners L.P. 3.61%, 2/15/2025	1,000	990
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	4,158,000	4,133,509
3.60%, 11/1/2024	7,663,000	7,504,299
3.85%, 10/15/2023	1,118,000	1,112,254
Sabine Pass Liquefaction LLC:
5.63%, 3/1/2025	6,306,000	6,442,651
5.75%, 5/15/2024	24,024,000	24,505,201
Spectra Energy Partners L.P.:
3.50%, 3/15/2025	5,257,000	5,149,126
4.75%, 3/15/2024	6,644,000	6,703,065
TransCanada PipeLines, Ltd.:
1.00%, 10/12/2024	5,504,000	5,141,617
3.75%, 10/16/2023	3,840,000	3,841,882
Williams Cos., Inc.:
3.70%, 1/15/2023	3,520,000	3,524,963
3.90%, 1/15/2025	4,585,000	4,532,731
4.30%, 3/4/2024	4,242,000	4,257,992
4.50%, 11/15/2023	4,257,000	4,283,479
4.55%, 6/24/2024	7,789,000	7,861,516
		275,568,639
REAL ESTATE INVESTMENT TRUSTS — 3.1%
Alexandria Real Estate Equities, Inc. 3.45%, 4/30/2025	750,000	737,407
American Campus Communities Operating Partnership L.P. 4.13%, 7/1/2024	643,000	645,514
American Tower Corp.:
0.60%, 1/15/2024	4,514,000	4,281,755
2.40%, 3/15/2025	5,980,000	5,650,861
2.95%, 1/15/2025	4,180,000	4,035,497
3.38%, 5/15/2024	12,095,000	11,914,059
3.50%, 1/31/2023	4,368,000	4,367,388
4.00%, 6/1/2025	4,250,000	4,203,760
5.00%, 2/15/2024	3,705,000	3,750,905
Security Description	Principal Amount	Value
AvalonBay Communities, Inc.:
Series GMTN, 3.50%, 11/15/2024	$ 419,000	$ 413,838
Series GMTN, 4.20%, 12/15/2023	3,897,000	3,913,211
Boston Properties L.P.:
3.13%, 9/1/2023	60,000	59,462
3.20%, 1/15/2025	4,875,000	4,753,027
3.80%, 2/1/2024	5,433,000	5,410,779
Brandywine Operating Partnership L.P. 4.10%, 10/1/2024	1,452,000	1,440,340
Brixmor Operating Partnership L.P.:
3.65%, 6/15/2024	580,000	571,874
3.85%, 2/1/2025	4,064,000	4,001,171
Crown Castle International Corp.:
3.15%, 7/15/2023	4,602,000	4,550,504
3.20%, 9/1/2024	11,086,000	10,858,404
EPR Properties 4.50%, 4/1/2025	804,000	778,811
Equinix, Inc. 2.63%, 11/18/2024	9,572,000	9,191,226
ERP Operating L.P. 3.38%, 6/1/2025	1,450,000	1,418,042
Essex Portfolio L.P. 3.88%, 5/1/2024 (a)	3,691,000	3,679,041
Federal Realty Investment Trust 3.95%, 1/15/2024	3,993,000	3,981,780
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	1,590,000	1,527,545
5.25%, 6/1/2025	9,100,000	8,939,567
5.38%, 11/1/2023	2,206,000	2,197,683
Healthpeak Properties, Inc.:
3.40%, 2/1/2025	1,900,000	1,867,548
4.00%, 6/1/2025	1,600,000	1,591,552
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	8,111,000	8,043,598
Series E, 4.00%, 6/15/2025	800,000	781,648
Kimco Realty Corp.:
2.70%, 3/1/2024 (a)	2,187,000	2,143,982
3.30%, 2/1/2025 (a)	4,835,000	4,733,175
Kite Realty Group Trust 4.00%, 3/15/2025	750,000	733,282
Mid-America Apartments L.P.:
3.75%, 6/15/2024	3,744,000	3,729,698
4.30%, 10/15/2023	147,000	147,806
Office Properties Income Trust:
4.25%, 5/15/2024	3,790,000	3,681,379
4.50%, 2/1/2025	5,351,000	5,123,636

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Omega Healthcare Investors, Inc.:
4.38%, 8/1/2023	$ 1,022,000	$ 1,023,901
4.50%, 1/15/2025	549,000	542,824
4.95%, 4/1/2024	5,846,000	5,862,661
Realty Income Corp.:
3.88%, 7/15/2024	2,832,000	2,831,943
4.60%, 2/6/2024	3,958,000	3,991,564
Simon Property Group L.P.:
3.38%, 10/1/2024 (a)	3,907,000	3,864,375
3.75%, 2/1/2024	3,846,000	3,838,423
REIT, 2.00%, 9/13/2024	6,154,000	5,891,163
SITE Centers Corp. 3.63%, 2/1/2025	9,894,000	9,609,449
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	3,970,000	3,964,442
Ventas Realty L.P.:
2.65%, 1/15/2025	1,426,000	1,364,425
3.50%, 4/15/2024	3,829,000	3,787,762
3.50%, 2/1/2025	6,008,000	5,866,812
3.75%, 5/1/2024	2,249,000	2,233,774
VICI Properties LP 4.38%, 5/15/2025	10,190,000	9,984,671
Vornado Realty L.P. 3.50%, 1/15/2025	3,794,000	3,673,540
Welltower, Inc.:
4.00%, 6/1/2025	7,500,000	7,459,800
4.50%, 1/15/2024	3,027,000	3,042,680
REIT, 3.63%, 3/15/2024	3,668,000	3,639,023
WP Carey, Inc.:
4.00%, 2/1/2025	2,600,000	2,591,004
4.60%, 4/1/2024	3,918,000	3,940,176
		228,855,167
RETAIL — 1.5%
AutoNation, Inc. 3.50%, 11/15/2024	1,106,000	1,071,891
AutoZone, Inc.:
3.13%, 7/15/2023 (a)	2,203,000	2,192,888
3.13%, 4/18/2024	3,614,000	3,572,331
3.25%, 4/15/2025	5,130,000	5,028,426
3.63%, 4/15/2025 (a)	3,492,000	3,451,318
Costco Wholesale Corp. 2.75%, 5/18/2024 (a)	3,828,000	3,800,898
Dollar Tree, Inc. 4.00%, 5/15/2025	4,988,000	4,969,744
Genuine Parts Co. 1.75%, 2/1/2025	4,253,000	4,014,322
Home Depot, Inc.:
2.70%, 4/15/2025	2,719,000	2,669,052
3.75%, 2/15/2024 (a)	4,923,000	4,962,138
Lowe's Cos., Inc.:
3.13%, 9/15/2024	1,058,000	1,042,024
3.88%, 9/15/2023	171,000	171,888
4.00%, 4/15/2025	4,843,000	4,868,280
Security Description	Principal Amount	Value
McDonald's Corp. Series MTN, 3.25%, 6/10/2024 (a)	$ 2,221,000	$ 2,215,758
Ross Stores, Inc. 4.60%, 4/15/2025	4,944,000	4,999,818
Starbucks Corp. 3.85%, 10/1/2023	2,879,000	2,899,988
Target Corp.:
2.25%, 4/15/2025	6,791,000	6,562,958
3.50%, 7/1/2024	5,955,000	5,972,150
Walgreens Boots Alliance, Inc.:
0.95%, 11/17/2023 (a)	13,498,000	13,041,903
3.80%, 11/18/2024 (a)	5,459,000	5,424,445
Walmart, Inc.:
2.65%, 12/15/2024 (a)	3,605,000	3,563,506
2.85%, 7/8/2024	12,566,000	12,504,552
3.30%, 4/22/2024	7,547,000	7,569,037
3.55%, 6/26/2025	2,700,000	2,724,948
		109,294,263
SEMICONDUCTORS — 1.3%
Altera Corp. 4.10%, 11/15/2023 (a)	3,473,000	3,508,077
Analog Devices, Inc. 2.95%, 4/1/2025	2,427,000	2,379,140
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.13%, 1/15/2025	405,000	394,988
Broadcom, Inc. 3.63%, 10/15/2024	6,277,000	6,210,652
Intel Corp.:
2.88%, 5/11/2024	5,684,000	5,663,253
3.40%, 3/25/2025	12,698,000	12,669,938
KLA Corp. 4.65%, 11/1/2024	8,375,000	8,478,934
Lam Research Corp. 3.80%, 3/15/2025	862,000	862,672
Microchip Technology, Inc.:
0.97%, 2/15/2024	9,745,000	9,259,017
2.67%, 9/1/2023	2,815,000	2,767,793
NVIDIA Corp. 0.58%, 6/14/2024	5,890,000	5,589,139
NXP BV/NXP Funding LLC 4.88%, 3/1/2024	15,013,000	15,167,334
Qorvo, Inc. 1.75%, 12/15/2024 (d)	3,918,000	3,665,798
QUALCOMM, Inc.:
2.90%, 5/20/2024 (a)	3,789,000	3,771,305
3.45%, 5/20/2025	5,383,000	5,379,716
Texas Instruments, Inc. 1.38%, 3/12/2025	5,476,000	5,185,170
Xilinx, Inc. 2.95%, 6/1/2024 (a)	4,754,000	4,720,104
		95,673,030

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
SHIPBUILDING — 0.1%
Huntington Ingalls Industries, Inc. 0.67%, 8/16/2023	$ 4,239,000	$ 4,084,785
SOFTWARE — 2.6%
Adobe, Inc.:
1.90%, 2/1/2025 (a)	1,647,000	1,585,567
3.25%, 2/1/2025	5,628,000	5,604,419
Cadence Design Systems, Inc. 4.38%, 10/15/2024	328,000	331,378
Fidelity National Information Services, Inc. 0.60%, 3/1/2024	4,384,000	4,149,237
Fiserv, Inc.:
2.75%, 7/1/2024	11,904,000	11,620,328
3.50%, 10/1/2022 (a)	3,943,000	3,943,000
3.80%, 10/1/2023 (a)	3,925,000	3,931,908
3.85%, 6/1/2025	6,250,000	6,191,313
Microsoft Corp.:
2.00%, 8/8/2023	11,981,000	11,861,789
2.70%, 2/12/2025 (a)	11,931,000	11,843,188
2.88%, 2/6/2024 (a)	13,753,000	13,733,746
3.63%, 12/15/2023	7,684,000	7,759,226
Oracle Corp.:
2.40%, 9/15/2023	7,335,000	7,222,628
2.50%, 4/1/2025	26,574,000	25,244,503
2.95%, 11/15/2024 (a)	19,393,000	18,808,689
2.95%, 5/15/2025	5,650,000	5,417,164
3.40%, 7/8/2024 (a)	16,804,000	16,576,978
3.63%, 7/15/2023	4,812,000	4,804,541
Roper Technologies, Inc.:
2.35%, 9/15/2024	3,503,000	3,395,948
3.65%, 9/15/2023	5,458,000	5,465,368
Salesforce, Inc. 0.63%, 7/15/2024 (a)	3,817,000	3,613,859
Take-Two Interactive Software, Inc.:
3.30%, 3/28/2024 (a)	3,056,000	3,017,769
3.55%, 4/14/2025 (a)	2,319,000	2,280,922
VMware, Inc.:
0.60%, 8/15/2023	3,736,000	3,609,798
1.00%, 8/15/2024	11,764,000	11,017,221
4.50%, 5/15/2025	2,135,000	2,144,287
		195,174,774
TELECOMMUNICATIONS — 1.4%
AT&T, Inc. 0.90%, 3/25/2024	15,812,000	15,109,473
Bell Telephone Co. of Canada or Bell Canada Series US-3, 0.75%, 3/17/2024	6,082,000	5,792,436
British Telecommunications PLC 4.50%, 12/4/2023	3,835,000	3,853,485
Security Description	Principal Amount	Value
Cisco Systems, Inc.:
2.20%, 9/20/2023	$ 4,113,000	$ 4,075,777
3.50%, 6/15/2025	1,550,000	1,559,331
3.63%, 3/4/2024	4,796,000	4,832,833
Motorola Solutions, Inc. 4.00%, 9/1/2024	298,000	296,737
Rogers Communications, Inc.:
2.95%, 3/15/2025 (d)	5,840,000	5,646,579
4.10%, 10/1/2023	6,078,000	6,107,721
T-Mobile USA, Inc. 3.50%, 4/15/2025	19,322,000	18,918,170
Verizon Communications, Inc.:
0.75%, 3/22/2024 (a)	15,119,000	14,422,317
3.38%, 2/15/2025	6,334,000	6,293,906
3.50%, 11/1/2024	4,596,000	4,586,992
Vodafone Group PLC:
3.75%, 1/16/2024	3,773,000	3,790,016
4.13%, 5/30/2025 (a)	10,102,000	10,140,994
		105,426,767
TOYS/GAMES/HOBBIES — 0.0% (e)
Hasbro, Inc. 3.00%, 11/19/2024	2,250,000	2,188,913
TRANSPORTATION — 0.9%
Burlington Northern Santa Fe LLC:
3.40%, 9/1/2024	4,520,000	4,526,645
3.75%, 4/1/2024	3,873,000	3,898,058
3.85%, 9/1/2023	4,657,000	4,683,964
Canadian National Railway Co. 2.95%, 11/21/2024	3,509,000	3,452,821
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	8,264,000	7,791,960
2.90%, 2/1/2025	3,790,000	3,675,656
CSX Corp. 3.40%, 8/1/2024	908,000	901,916
Norfolk Southern Corp. 3.85%, 1/15/2024 (a)	2,909,000	2,914,818
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024	926,000	890,451
Series MTN, 3.65%, 3/18/2024 (a)	6,016,000	5,965,526
Series MTN, 3.88%, 12/1/2023	3,625,000	3,617,351
Series MTN, 4.63%, 6/1/2025	2,600,000	2,616,068
Union Pacific Corp.:
3.15%, 3/1/2024	3,834,000	3,806,970
3.25%, 1/15/2025 (a)	1,204,000	1,197,029
3.65%, 2/15/2024	3,098,000	3,101,966
3.75%, 3/15/2024	2,897,000	2,903,489
United Parcel Service, Inc.:
2.20%, 9/1/2024	2,539,000	2,478,140

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
2.80%, 11/15/2024 (a)	$ 605,000	$ 597,680
3.90%, 4/1/2025	5,908,000	5,956,859
		64,977,367
TRUCKING & LEASING — 0.0% (e)
GATX Corp.:
3.25%, 3/30/2025	2,031,000	1,976,325
4.35%, 2/15/2024	50,000	50,319
		2,026,644
WATER — 0.1%
American Water Capital Corp.:
3.40%, 3/1/2025	2,871,000	2,836,089
3.85%, 3/1/2024	1,812,000	1,813,504
		4,649,593
TOTAL CORPORATE BONDS & NOTES (Cost $7,530,752,180)		7,244,538,624
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
AUSTRALIA — 0.1%
National Australia Bank, Ltd. 3.50%, 6/9/2025	4,555,000	4,514,734
SWITZERLAND — 0.1%
Credit Suisse AG 3.70%, 2/21/2025	10,728,000	10,502,175
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $15,257,283)		15,016,909
	Shares
SHORT-TERM INVESTMENTS — 6.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (f) (g)	299,943,060	299,943,060
State Street Navigator Securities Lending Portfolio II (h) (i)	199,472,620	199,472,620
TOTAL SHORT-TERM INVESTMENTS (Cost $499,415,680)		499,415,680
TOTAL INVESTMENTS — 105.3% (Cost $8,045,425,143)		7,758,971,213
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(393,638,892)
NET ASSETS — 100.0%		$ 7,365,332,321

(a)	All or a portion of the shares of the security are on loan at June 30, 2022.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2022. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$7,244,538,624	$—	$7,244,538,624
Foreign Government Obligations	—	15,016,909	—	15,016,909
Short-Term Investments	499,415,680	—	—	499,415,680
TOTAL INVESTMENTS	$499,415,680	$7,259,555,533	$—	$7,758,971,213

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	187,711,730	$ 187,711,730	$3,090,622,821	$2,978,391,491	$—	$—	299,943,060	$299,943,060	$ 93,066
State Street Navigator Securities Lending Portfolio II	133,827,723	133,827,723	949,266,025	883,621,128	—	—	199,472,620	199,472,620	316,352
Total		$321,539,453	$4,039,888,846	$3,862,012,619	$—	$—		$499,415,680	$409,418
See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Bonds:
6.25%, 8/15/2023	$ 4,913,800	$ 5,098,451
7.50%, 11/15/2024	4,669,000	5,145,384
7.63%, 2/15/2025	3,556,600	3,963,942
Treasury Notes:
0.13%, 7/15/2023 (a)	45,111,100	43,812,394
0.13%, 7/31/2023	56,130,200	54,450,679
0.13%, 8/15/2023	37,631,300	36,449,442
0.13%, 8/31/2023	42,148,900	40,788,940
0.13%, 9/15/2023	37,801,300	36,534,366
0.13%, 10/15/2023	42,600,700	41,074,730
0.13%, 12/15/2023	50,270,800	48,234,440
0.13%, 1/15/2024	48,974,700	46,879,884
0.13%, 2/15/2024	52,546,800	50,198,615
0.25%, 11/15/2023	34,108,500	32,860,076
0.25%, 3/15/2024	54,677,200	52,199,639
0.25%, 5/15/2024	47,937,600	45,557,573
0.25%, 6/15/2024	50,978,100	48,335,602
0.25%, 5/31/2025	40,418,100	37,292,013
0.25%, 6/30/2025	39,475,000	36,341,672
0.38%, 10/31/2023	53,769,700	51,957,073
0.38%, 4/15/2024	39,990,600	38,175,402
0.38%, 7/15/2024 (a)	53,204,600	50,465,395
0.38%, 8/15/2024	49,554,500	46,875,460
0.38%, 9/15/2024	74,207,600	70,021,828
0.38%, 4/30/2025	38,927,900	36,120,834
0.50%, 11/30/2023	52,691,400	50,900,716
0.50%, 3/31/2025	32,579,200	30,403,011
0.63%, 10/15/2024	55,240,600	52,331,837
0.75%, 12/31/2023	55,844,500	54,018,647
0.75%, 11/15/2024	52,674,400	49,933,685
0.88%, 1/31/2024	52,481,200	50,779,661
1.00%, 12/15/2024	50,155,700	47,757,631
1.13%, 1/15/2025	48,745,800	46,479,882
1.13%, 2/28/2025	29,167,300	27,756,788
1.25%, 7/31/2023	24,603,600	24,162,465
1.25%, 8/31/2024 (a)	27,709,600	26,694,303
1.38%, 8/31/2023	22,054,900	21,651,709
1.38%, 9/30/2023	13,877,200	13,606,703
1.38%, 1/31/2025	26,722,100	25,626,076
1.50%, 2/29/2024 (a)	52,448,700	51,213,287
1.50%, 9/30/2024	26,826,000	25,945,772
1.50%, 10/31/2024	32,320,900	31,222,495
1.50%, 11/30/2024	33,846,500	32,646,007
1.50%, 2/15/2025	53,968,000	51,864,091
1.63%, 10/31/2023	20,190,600	19,838,053
1.75%, 6/30/2024	29,787,000	29,071,414
1.75%, 7/31/2024 (a)	32,683,000	31,860,818
1.75%, 12/31/2024	30,351,300	29,412,307
1.75%, 3/15/2025	48,998,400	47,371,500
1.88%, 8/31/2024	29,887,200	29,177,379
2.00%, 4/30/2024	19,105,100	18,770,761
2.00%, 5/31/2024	42,493,000	41,721,155
Security Description	Principal Amount	Value
2.00%, 6/30/2024 (a)	$ 20,461,400	$ 20,072,154
2.00%, 2/15/2025	47,656,200	46,431,287
2.13%, 11/30/2023	24,237,600	23,955,459
2.13%, 2/29/2024	22,161,200	21,858,215
2.13%, 3/31/2024	54,403,200	53,604,153
2.13%, 7/31/2024	23,298,800	22,889,251
2.13%, 9/30/2024	24,929,700	24,464,216
2.13%, 11/30/2024	23,347,500	22,860,486
2.13%, 5/15/2025	37,663,000	36,736,137
2.25%, 12/31/2023	22,182,700	21,943,543
2.25%, 1/31/2024	22,762,800	22,503,162
2.25%, 3/31/2024	50,543,300	49,907,560
2.25%, 4/30/2024	48,724,800	48,092,900
2.25%, 10/31/2024	17,973,400	17,665,886
2.25%, 11/15/2024	57,676,400	56,712,123
2.25%, 12/31/2024	24,626,700	24,166,873
2.38%, 2/29/2024	24,477,300	24,244,001
2.38%, 8/15/2024	62,081,200	61,256,684
2.50%, 8/15/2023	41,097,100	40,891,614
2.50%, 1/31/2024	29,021,900	28,803,102
2.50%, 4/30/2024 (a)	53,206,400	52,747,079
2.50%, 5/15/2024	50,299,400	49,845,526
2.50%, 5/31/2024 (a)	42,814,700	42,435,054
2.50%, 1/31/2025	24,889,400	24,556,893
2.63%, 12/31/2023 (a)	24,035,500	23,911,567
2.63%, 3/31/2025	14,838,500	14,685,478
2.63%, 4/15/2025	62,507,000	61,828,213
2.75%, 7/31/2023 (a)	22,980,900	22,927,936
2.75%, 8/31/2023 (a)	12,115,700	12,087,777
2.75%, 11/15/2023	51,768,300	51,606,524
2.75%, 2/15/2024	45,381,700	45,218,610
2.75%, 2/28/2025	25,070,800	24,886,686
2.75%, 5/15/2025	50,432,200	50,046,078
2.75%, 6/30/2025	14,803,500	14,685,535
2.88%, 9/30/2023	28,626,200	28,594,890
2.88%, 10/31/2023	23,129,800	23,100,888
2.88%, 11/30/2023	24,856,900	24,823,887
2.88%, 4/30/2025	22,971,300	22,870,801
2.88%, 5/31/2025	22,689,600	22,590,333
2.88%, 6/15/2025	39,475,000	39,320,801
3.00%, 6/30/2024	18,751,000	18,761,987
U.S. Treasury Notes 0.25%, 9/30/2023 (a) (Cost $49,675,490)	49,890,300	48,245,479
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,425,191,043)		3,309,888,815
Shares
SHORT-TERM INVESTMENTS — 8.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (b) (c)	3,611,995	3,611,995

See accompanying notes to financial statements.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (e)	289,013,151	$ 289,013,151
TOTAL SHORT-TERM INVESTMENTS (Cost $292,625,146)		292,625,146
TOTAL INVESTMENTS — 108.4% (Cost $3,717,816,189)		3,602,513,961
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.4)%		(278,424,583)
NET ASSETS — 100.0%		$ 3,324,089,378

(a)	All or a portion of the shares of the security are on loan at June 30, 2022.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$3,309,888,815	$—	$3,309,888,815
Short-Term Investments	292,625,146	—	—	292,625,146
TOTAL INVESTMENTS	$292,625,146	$3,309,888,815	$—	$3,602,513,961

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	15,552,887	$15,552,887	$ 170,487,308	$ 182,428,200	$—	$—	3,611,995	$ 3,611,995	$ 9,896
State Street Navigator Securities Lending Portfolio II	65,280,643	65,280,643	3,304,973,666	3,081,241,158	—	—	289,013,151	289,013,151	380,966
Total		$80,833,530	$3,475,460,974	$3,263,669,358	$—	$—		$292,625,146	$390,862
See accompanying notes to financial statements.

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Inflation Protected Indexed Bonds:
0.13%, 2/15/2051 (a)	$ 35,091,087	$ 27,062,110
0.13%, 2/15/2052 (a)	19,846,349	15,460,509
0.25%, 2/15/2050	29,579,590	23,353,116
0.63%, 2/15/2043	49,140,812	43,453,991
0.75%, 2/15/2042	51,533,427	47,137,602
0.75%, 2/15/2045	48,287,851	43,343,468
0.88%, 2/15/2047	38,104,953	35,235,806
1.00%, 2/15/2046	40,090,901	38,005,822
1.00%, 2/15/2048	37,392,759	35,685,581
1.00%, 2/15/2049	30,165,673	29,044,074
1.38%, 2/15/2044	48,251,933	49,372,641
1.75%, 1/15/2028	34,823,730	36,967,317
2.00%, 1/15/2026	53,668,261	56,889,911
2.13%, 2/15/2040	34,875,940	40,748,693
2.13%, 2/15/2041	57,856,878	67,250,703
2.38%, 1/15/2025	78,229,037	82,943,581
2.38%, 1/15/2027	40,618,557	44,144,599
2.50%, 1/15/2029	34,223,688	38,081,536
3.38%, 4/15/2032	14,507,284	18,137,722
3.63%, 4/15/2028	47,173,448	55,120,435
3.88%, 4/15/2029	62,860,655	75,893,638
Treasury Inflation Protected Indexed Notes:
0.13%, 1/15/2023	3	3
0.13%, 7/15/2024	89,281,153	90,183,481
0.13%, 10/15/2024	64,651,187	65,064,089
0.13%, 4/15/2025	66,477,989	66,503,961
0.13%, 10/15/2025	66,298,504	66,294,760
0.13%, 4/15/2026	76,485,373	75,784,378
0.13%, 7/15/2026	69,300,090	68,753,937
0.13%, 10/15/2026	66,400,898	65,794,730
0.13%, 4/15/2027	53,532,018	52,697,623
0.13%, 1/15/2030	78,955,327	75,366,284
0.13%, 7/15/2030	85,994,165	82,014,745
0.13%, 1/15/2031	79,032,720	75,171,036
0.13%, 7/15/2031	84,754,866	80,631,477
0.13%, 1/15/2032	89,234,840	84,664,606
0.25%, 1/15/2025	81,271,335	81,755,870
0.25%, 7/15/2029	77,179,867	74,872,803
0.38%, 7/15/2023	82,350,436	83,843,045
Security Description	Principal Amount	Value
0.38%, 7/15/2025	$ 88,031,916	$ 88,898,701
0.38%, 1/15/2027	75,681,005	75,429,372
0.38%, 7/15/2027	85,175,752	84,911,572
0.50%, 4/15/2024 (a)	62,487,343	63,381,910
0.50%, 1/15/2028	79,247,460	78,732,764
0.63%, 1/15/2024	90,352,477	91,878,430
0.63%, 1/15/2026	92,413,230	93,514,233
0.75%, 7/15/2028	80,872,930	81,529,909
0.88%, 1/15/2029	72,621,222	73,297,880
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,123,820,287)		2,824,304,454
	Shares
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (b) (c)	874,039	874,039
State Street Navigator Securities Lending Portfolio II (d) (e)	17,288,079	17,288,079
TOTAL SHORT-TERM INVESTMENTS (Cost $18,162,118)		18,162,118
TOTAL INVESTMENTS — 99.8% (Cost $3,141,982,405)		2,842,466,572
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		5,361,384
NET ASSETS — 100.0%		$ 2,847,827,956
(a)	All or a portion of the shares of the security are on loan at June 30, 2022.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

SPDR PORTFOLIO TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$2,824,304,454	$—	$2,824,304,454
Short-Term Investments	18,162,118	—	—	18,162,118
TOTAL INVESTMENTS	$18,162,118	$2,824,304,454	$—	$2,842,466,572

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,049,556	$ 1,049,556	$ 346,001,437	$ 346,176,954	$—	$—	874,039	$ 874,039	$ 8,880
State Street Navigator Securities Lending Portfolio II	144,571,395	144,571,395	2,354,458,931	2,481,742,247	—	—	17,288,079	17,288,079	101,731
Total		$145,620,951	$2,700,460,368	$2,827,919,201	$—	$—		$ 18,162,118	$ 110,611
See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.5%
Treasury Bonds:
5.25%, 11/15/2028	$ 16,421,800	$ 18,460,413
5.25%, 2/15/2029	7,228,000	8,164,252
5.38%, 2/15/2031	5,412,100	6,358,372
5.50%, 8/15/2028 (a)	5,507,900	6,240,279
6.00%, 2/15/2026	6,335,900	6,960,580
6.13%, 11/15/2027	7,360,500	8,451,349
6.13%, 8/15/2029	8,469,300	10,131,400
6.25%, 5/15/2030	12,213,700	14,952,241
6.38%, 8/15/2027	1,753,100	2,022,913
6.50%, 11/15/2026 (a)	2,882,700	3,279,747
6.63%, 2/15/2027	4,369,600	5,023,675
6.75%, 8/15/2026	2,636,900	3,006,066
6.88%, 8/15/2025	2,142,800	2,383,698
Treasury Notes:
0.25%, 7/31/2025	37,755,900	34,658,736
0.25%, 8/31/2025	39,145,100	35,839,174
0.25%, 9/30/2025	39,660,700	36,227,571
0.25%, 10/31/2025	38,043,700	34,664,350
0.38%, 11/30/2025	41,393,400	37,803,816
0.38%, 12/31/2025	46,580,800	42,443,115
0.38%, 1/31/2026	42,611,100	38,739,482
0.38%, 7/31/2027	26,151,500	22,853,959
0.38%, 9/30/2027	36,911,100	32,101,122
0.50%, 2/28/2026	49,048,200	44,702,836
0.50%, 4/30/2027	22,304,300	19,739,305
0.50%, 5/31/2027	21,579,300	19,053,848
0.50%, 6/30/2027	27,996,100	24,671,563
0.50%, 8/31/2027	27,402,100	24,043,202
0.50%, 10/31/2027	30,805,800	26,909,348
0.63%, 7/31/2026	51,978,900	47,134,304
0.63%, 3/31/2027	14,470,700	12,915,100
0.63%, 11/30/2027	36,099,900	31,697,405
0.63%, 12/31/2027	42,718,100	37,428,398
0.63%, 5/15/2030	65,656,300	54,751,199
0.63%, 8/15/2030	75,030,900	62,205,306
0.75%, 3/31/2026	45,135,500	41,457,662
0.75%, 4/30/2026	49,732,100	45,586,463
0.75%, 5/31/2026	45,263,200	41,412,292
0.75%, 8/31/2026	43,675,500	39,751,529
0.75%, 1/31/2028	42,463,200	37,400,790
0.88%, 6/30/2026	47,214,100	43,337,380
0.88%, 9/30/2026	40,908,700	37,361,149
0.88%, 11/15/2030	87,986,100	74,279,515
1.00%, 7/31/2028	48,411,800	42,817,968
1.13%, 10/31/2026	46,701,800	43,045,925
1.13%, 2/28/2027	10,099,100	9,251,722
1.13%, 2/29/2028	55,590,600	49,979,424
1.13%, 8/31/2028	49,238,500	43,822,265
1.13%, 2/15/2031	78,671,800	67,596,286
1.25%, 11/30/2026	62,689,700	58,051,642
1.25%, 12/31/2026	45,021,100	41,612,862
1.25%, 3/31/2028	37,738,400	34,094,286
Security Description	Principal Amount	Value
1.25%, 4/30/2028	$ 59,216,200	$ 53,419,489
1.25%, 5/31/2028	59,680,000	53,753,963
1.25%, 6/30/2028	45,343,900	40,788,255
1.25%, 9/30/2028	55,791,000	49,972,173
1.25%, 8/15/2031	88,113,800	75,846,707
1.38%, 8/31/2026	17,418,300	16,279,307
1.38%, 10/31/2028	44,378,900	40,013,819
1.38%, 12/31/2028	46,767,800	42,149,480
1.38%, 11/15/2031	91,695,000	79,531,085
1.50%, 8/15/2026	50,579,200	47,497,030
1.50%, 1/31/2027	59,531,500	55,578,236
1.50%, 11/30/2028	50,837,800	46,167,077
1.50%, 2/15/2030	41,138,700	36,947,695
1.63%, 2/15/2026	36,111,800	34,328,780
1.63%, 5/15/2026	33,500,000	31,746,484
1.63%, 9/30/2026	11,500,900	10,847,685
1.63%, 10/31/2026	27,951,600	26,322,546
1.63%, 11/30/2026	20,179,300	18,987,460
1.63%, 8/15/2029	31,244,500	28,447,141
1.63%, 5/15/2031	81,501,400	72,816,407
1.75%, 12/31/2026	13,242,200	12,519,052
1.75%, 1/31/2029	51,745,500	47,719,053
1.75%, 11/15/2029 (a)	26,386,100	24,213,370
1.88%, 6/30/2026	15,567,500	14,887,638
1.88%, 7/31/2026	15,634,600	14,933,486
1.88%, 2/28/2027	39,448,100	37,447,958
1.88%, 2/28/2029	45,602,500	42,396,074
2.00%, 8/15/2025	44,639,900	43,248,391
2.00%, 11/15/2026	39,064,700	37,349,516
2.13%, 5/31/2026	17,102,800	16,521,572
2.25%, 11/15/2025	46,230,400	45,024,075
2.25%, 3/31/2026	18,045,400	17,532,234
2.25%, 2/15/2027	34,671,200	33,427,913
2.25%, 8/15/2027	39,231,400	37,671,339
2.25%, 11/15/2027	36,516,800	35,004,776
2.38%, 4/30/2026	12,091,000	11,800,060
2.38%, 5/15/2027	54,186,700	52,451,032
2.38%, 3/31/2029	37,590,800	35,993,191
2.38%, 5/15/2029	38,843,800	37,211,147
2.50%, 2/28/2026	18,011,000	17,664,851
2.50%, 3/31/2027	50,117,600	48,903,814
2.63%, 12/31/2025	14,219,600	14,020,748
2.63%, 1/31/2026	15,847,600	15,618,553
2.63%, 5/31/2027	65,378,900	64,142,830
2.63%, 2/15/2029	52,066,800	50,683,776
2.75%, 8/31/2025	14,955,500	14,819,966
2.75%, 4/30/2027	58,843,200	58,052,494
2.75%, 2/15/2028	54,203,700	53,246,666
2.75%, 5/31/2029	33,466,300	32,817,890
2.88%, 7/31/2025 (a)	13,613,800	13,548,922
2.88%, 11/30/2025	24,460,300	24,311,245
2.88%, 5/15/2028	49,635,800	49,054,130
2.88%, 8/15/2028	49,260,100	48,655,894
2.88%, 4/30/2029	38,113,000	37,672,318
2.88%, 5/15/2032	57,093,900	56,460,515

See accompanying notes to financial statements.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.00%, 9/30/2025 (a)	$ 14,590,400	$ 14,566,463
3.00%, 10/31/2025	17,131,800	17,102,355
3.13%, 11/15/2028	54,659,600	54,766,357
3.25%, 6/30/2027	5,000,000	5,049,219
3.25%, 6/30/2029	5,000,000	5,059,375
U.S. Treasury Notes 1.88%, 2/15/2032 (Cost $89,408,057)	93,720,900	84,905,278
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,171,763,048)		3,806,793,639
	Shares
SHORT-TERM INVESTMENTS — 7.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (b) (c)	5,055,876	5,055,876
State Street Navigator Securities Lending Portfolio II (d) (e)	268,611,226	268,611,226
TOTAL SHORT-TERM INVESTMENTS (Cost $273,667,102)		273,667,102
TOTAL INVESTMENTS — 106.6% (Cost $4,445,430,150)		4,080,460,741
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%		(253,791,659)
NET ASSETS — 100.0%		$ 3,826,669,082

(a)	All or a portion of the shares of the security are on loan at June 30, 2022.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2022.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$3,806,793,639	$—	$3,806,793,639
Short-Term Investments	273,667,102	—	—	273,667,102
TOTAL INVESTMENTS	$273,667,102	$3,806,793,639	$—	$4,080,460,741

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,397,006	$ 2,397,006	$ 213,070,279	$ 210,411,409	$—	$—	5,055,876	$ 5,055,876	$ 12,290
State Street Navigator Securities Lending Portfolio II	260,317,538	260,317,538	1,541,163,481	1,532,869,793	—	—	268,611,226	268,611,226	207,299
Total		$262,714,544	$1,754,233,760	$1,743,281,202	$—	$—		$273,667,102	$219,589
See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.9%
ADVERTISING — 0.7%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	$ 335,000	$ 287,601
Clear Channel International BV 6.63%, 8/1/2025 (a)	202,000	187,698
Clear Channel Outdoor Holdings, Inc.:
5.13%, 8/15/2027 (a)	574,000	484,708
7.50%, 6/1/2029 (a)	603,000	435,667
7.75%, 4/15/2028 (a) (b)	641,000	466,417
Lamar Media Corp.:
3.63%, 1/15/2031	259,000	211,966
3.75%, 2/15/2028	261,000	231,690
4.00%, 2/15/2030	261,000	221,004
4.88%, 1/15/2029	208,000	188,656
National CineMedia LLC 5.88%, 4/15/2028 (a) (b)	338,000	238,408
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/2029 (a)	366,000	291,951
4.63%, 3/15/2030 (a)	181,000	145,271
5.00%, 8/15/2027 (a)	311,000	272,038
6.25%, 6/15/2025 (a) (b)	317,000	302,602
Stagwell Global LLC 5.63%, 8/15/2029 (a)	480,000	385,018
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	190,000	169,307
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	556,000	439,329
		4,959,331
AEROSPACE & DEFENSE — 2.2%
Bombardier, Inc.:
6.00%, 2/15/2028 (a)	454,000	340,623
7.13%, 6/15/2026 (a)	636,000	518,874
7.45%, 5/1/2034 (a)	409,000	308,668
7.50%, 12/1/2024 (a)	474,000	444,640
7.50%, 3/15/2025 (a)	798,000	721,344
7.88%, 4/15/2027 (a) (b)	1,120,000	932,198
Hexcel Corp.:
4.20%, 2/15/2027	105,000	98,444
4.95%, 8/15/2025	191,000	186,554
Howmet Aerospace, Inc.:
5.13%, 10/1/2024	538,000	538,344
5.90%, 2/1/2027	429,000	425,143
5.95%, 2/1/2037	410,000	386,445
6.75%, 1/15/2028	511,000	510,801
6.88%, 5/1/2025	311,000	319,335
Moog, Inc. 4.25%, 12/15/2027 (a)	253,000	219,553
Rolls-Royce PLC:
3.63%, 10/14/2025 (a)	501,000	444,457
Security Description	Principal Amount	Value
5.75%, 10/15/2027 (a)	$ 381,000	$ 345,190
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	266,000	227,371
3.95%, 6/15/2023 (b)	154,000	144,321
4.60%, 6/15/2028	343,000	255,645
5.50%, 1/15/2025 (a)	289,000	268,813
7.50%, 4/15/2025 (a)	671,000	627,043
TransDigm UK Holdings PLC 6.88%, 5/15/2026	429,000	402,063
TransDigm, Inc.:
4.63%, 1/15/2029	656,000	528,126
4.88%, 5/1/2029	385,000	312,967
5.50%, 11/15/2027	1,253,000	1,066,992
6.25%, 3/15/2026 (a)	2,412,000	2,330,740
6.38%, 6/15/2026	504,000	471,966
7.50%, 3/15/2027	359,000	338,742
8.00%, 12/15/2025 (a)	588,000	595,650
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	224,000	200,142
7.75%, 8/15/2025	436,000	335,493
8.88%, 6/1/2024 (a)	379,000	381,350
		15,228,037
AGRICULTURE — 0.2%
Darling Ingredients, Inc.:
5.25%, 4/15/2027 (a)	330,000	320,004
6.00%, 6/15/2030 (a)	120,000	119,692
Turning Point Brands, Inc. 5.63%, 2/15/2026 (a)	139,000	124,769
Vector Group, Ltd.:
5.75%, 2/1/2029 (a)	466,000	388,001
10.50%, 11/1/2026 (a)	396,000	373,678
		1,326,144
AIRLINES — 1.5%
Air Canada 3.88%, 8/15/2026 (a)	871,000	739,296
American Airlines Group, Inc. 3.75%, 3/1/2025 (a) (b)	236,000	198,877
American Airlines, Inc. 11.75%, 7/15/2025 (a)	1,452,000	1,502,805
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/2026 (a)	1,904,600	1,754,727
5.75%, 4/20/2029 (a)	1,521,000	1,298,630
Delta Air Lines, Inc.:
2.90%, 10/28/2024 (b)	357,000	330,764
3.75%, 10/28/2029	445,000	352,039
3.80%, 4/19/2023	274,000	272,677
4.38%, 4/19/2028 (b)	176,000	150,480
7.38%, 1/15/2026 (b)	506,000	505,302
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. 5.75%, 1/20/2026 (a)	652,000	584,270

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd. 8.00%, 9/20/2025 (a)	$ 298,200	$ 306,690
United Airlines Holdings, Inc.:
4.88%, 1/15/2025 (b)	175,000	162,488
5.00%, 2/1/2024 (b)	527,000	509,530
United Airlines, Inc.:
4.38%, 4/15/2026 (a)	586,000	519,735
4.63%, 4/15/2029 (a)	1,019,000	864,102
		10,052,412
APPAREL — 0.4%
Crocs, Inc.:
4.13%, 8/15/2031 (a) (b)	135,000	96,335
4.25%, 3/15/2029 (a) (b)	548,000	409,383
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	417,000	408,485
4.88%, 5/15/2026 (a) (b)	410,000	380,045
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	166,000	132,280
Levi Strauss & Co. 3.50%, 3/1/2031 (a) (b)	257,000	210,635
Under Armour, Inc. 3.25%, 6/15/2026	307,000	267,032
William Carter Co. 5.63%, 3/15/2027 (a)	310,000	290,523
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a) (b)	321,000	257,371
		2,452,089
AUTO MANUFACTURERS — 3.1%
Allison Transmission, Inc.:
3.75%, 1/30/2031 (a)	450,000	361,170
4.75%, 10/1/2027 (a)	87,000	79,966
5.88%, 6/1/2029 (a)	242,000	224,874
Aston Martin Capital Holdings, Ltd. 10.50%, 11/30/2025 (a) (b)	694,000	634,226
Ford Holdings LLC 9.30%, 3/1/2030	149,000	165,016
Ford Motor Co.:
3.25%, 2/12/2032	948,000	708,611
4.35%, 12/8/2026 (b)	802,000	741,866
4.75%, 1/15/2043	974,000	694,287
5.29%, 12/8/2046	626,000	481,212
6.63%, 10/1/2028	356,000	350,906
7.40%, 11/1/2046	238,000	231,393
7.45%, 7/16/2031	569,000	577,580
9.00%, 4/22/2025	344,000	368,854
9.63%, 4/22/2030	268,000	300,948
Ford Motor Credit Co. LLC:
2.30%, 2/10/2025	862,000	774,110
2.70%, 8/10/2026	641,000	546,485
2.90%, 2/16/2028	356,000	287,064
2.90%, 2/10/2029	335,000	262,640
3.37%, 11/17/2023	488,000	475,502
3.38%, 11/13/2025	1,017,000	915,636
Security Description	Principal Amount	Value
3.63%, 6/17/2031	$ 442,000	$ 342,400
3.66%, 9/8/2024	432,000	411,126
3.81%, 1/9/2024	516,000	500,283
3.82%, 11/2/2027	537,000	459,532
4.00%, 11/13/2030	871,000	706,154
4.06%, 11/1/2024	763,000	725,102
4.13%, 8/17/2027	656,000	577,588
4.27%, 1/9/2027	436,000	390,530
4.54%, 8/1/2026	657,000	600,695
4.69%, 6/9/2025	517,000	494,635
4.95%, 5/28/2027	1,011,000	938,269
5.11%, 5/3/2029	800,000	716,864
5.13%, 6/16/2025	840,000	802,696
5.58%, 3/18/2024	846,000	840,602
Series GMTN, 4.39%, 1/8/2026	583,000	538,255
Ford Motor Credit Co., LLC 4.13%, 8/4/2025	720,000	671,105
Jaguar Land Rover Automotive PLC:
4.50%, 10/1/2027 (a)	418,000	305,257
5.50%, 7/15/2029 (a)	266,000	197,614
5.88%, 1/15/2028 (a)	303,000	231,237
7.75%, 10/15/2025 (a)	531,000	492,232
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	382,000	366,861
Mclaren Finance PLC 7.50%, 8/1/2026 (a)	461,000	342,398
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	400,000	336,824
Wabash National Corp. 4.50%, 10/15/2028 (a)	462,000	360,101
		21,530,706
AUTO PARTS & EQUIPMENT — 1.4%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a)	421,000	369,642
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029 (b)	211,000	168,990
6.25%, 3/15/2026	168,000	153,932
6.50%, 4/1/2027 (b)	463,000	409,936
6.88%, 7/1/2028 (b)	299,000	267,264
Clarios Global L.P. 6.75%, 5/15/2025 (a)	406,000	402,090
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a)	457,000	440,457
8.50%, 5/15/2027 (a) (b)	835,000	807,704
Cooper-Standard Automotive, Inc.:
5.63%, 11/15/2026 (a)	234,000	112,250
13.00%, 6/1/2024 (a)	71,000	71,714
Dana Financing Luxembourg SARL 5.75%, 4/15/2025 (a)	223,000	214,394

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Dana, Inc.:
4.25%, 9/1/2030	$ 347,000	$ 270,938
4.50%, 2/15/2032	350,000	259,598
5.38%, 11/15/2027	184,000	160,041
5.63%, 6/15/2028 (b)	176,000	152,229
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	253,000	218,534
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a) (b)	299,000	219,944
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	322,000	288,080
5.00%, 5/31/2026 (b)	436,000	404,495
5.00%, 7/15/2029 (b)	446,000	371,741
5.25%, 4/30/2031 (b)	322,000	261,825
5.25%, 7/15/2031 (b)	323,000	261,388
5.63%, 4/30/2033 (b)	407,000	325,677
9.50%, 5/31/2025	447,000	462,368
IHO Verwaltungs GmbH:
6.38%, 5/15/2029 (a)	203,000	176,943
4.75%, 9/15/2026 (a)	420,000	360,032
6.00%, 5/15/2027 (a)	198,000	178,430
Meritor, Inc.:
4.50%, 12/15/2028 (a)	115,000	113,178
6.25%, 6/1/2025 (a)	67,000	68,934
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a) (b)	100,000	75,963
Tenneco, Inc.:
5.00%, 7/15/2026	261,000	243,988
5.13%, 4/15/2029 (a)	346,000	325,448
7.88%, 1/15/2029 (a)	417,000	403,877
Titan International, Inc. 7.00%, 4/30/2028 (b)	194,000	182,085
Wheel Pros, Inc. 6.50%, 5/15/2029 (a) (b)	135,000	95,468
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	520,000	479,866
		9,779,443
BANKS — 1.5%
Commerzbank AG 8.13%, 9/19/2023 (a)	843,000	866,587
Deutsche Bank AG:
4.50%, 4/1/2025	745,000	710,953
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2027 (c)	376,000	323,616
5 year USD Swap + 2.25%, 4.30%, 5/24/2023 (c)	552,000	494,465
SOFR + 2.26%, 3.74%, 1/7/2033 (c)	250,000	184,832
SOFR + 2.76%, 3.73%, 1/14/2032 (c)	649,000	486,906
SOFR + 5.44%, 5.88%, 7/8/2031 (c)	348,000	318,183
Dresdner Funding Trust I 8.15%, 6/30/2031 (a)	361,000	399,168
Security Description	Principal Amount	Value
Freedom Mortgage Corp.:
6.63%, 1/15/2027 (a)	$ 375,000	$ 278,471
7.63%, 5/1/2026 (a) (b)	351,000	276,276
8.13%, 11/15/2024 (a)	366,000	315,496
8.25%, 4/15/2025 (a)	330,000	278,850
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	1,195,000	1,145,826
5.71%, 1/15/2026 (a)	841,000	801,305
1 year CMT + 2.60%, 4.20%, 6/1/2032 (a) (c)	354,000	261,142
1 year CMT + 2.75%, 4.95%, 6/1/2042 (a) (c)	430,000	293,281
Popular, Inc. 6.13%, 9/14/2023	128,000	129,188
Standard Chartered PLC 3 Month USD LIBOR + 1.46%, 7.01%, 7/30/2037 (a) (c)	389,000	414,090
Synovus Financial Corp. 5 year USD Swap + 3.38%, 5.90%, 2/7/2024 (c)	231,000	223,255
Texas Capital Bancshares, Inc. 5 Year CMT + 3.15%, 4.00%, 5/6/2031 (c)	291,000	266,213
UniCredit SpA:
5 Year CMT + 4.75%, 5.46%, 6/30/2035 (a) (c)	791,000	640,734
5 Year USD ICE Swap + 3.70%, 5.86%, 6/19/2027 (a) (b) (c)	453,000	400,316
5 Year USD ISDA + 4.91%, 7.30%, 4/2/2034 (a) (c)	566,000	519,311
		10,028,464
BEVERAGES — 0.1%
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (a)	316,000	257,979
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	402,000	285,710
		543,689
BIOTECHNOLOGY — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	210,000	148,288
Grifols Escrow Issuer SA 4.75%, 10/15/2028 (a)	331,000	287,086
		435,374
BUILDING MATERIALS — 1.0%
Boise Cascade Co. 4.88%, 7/1/2030 (a)	115,000	100,646
Builders FirstSource, Inc.:
4.25%, 2/1/2032 (a)	581,000	443,948
5.00%, 3/1/2030 (a)	260,000	220,727
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	232,000	149,427

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a) (b)	$ 162,000	$ 117,098
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	149,000	132,646
Griffon Corp. 5.75%, 3/1/2028	421,000	382,159
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	300,000	270,246
Jeld-Wen, Inc.:
4.63%, 12/15/2025 (a)	247,000	209,078
4.88%, 12/15/2027 (a) (b)	170,000	134,684
JELD-WEN, Inc. 6.25%, 5/15/2025 (a) (b)	166,000	160,900
Koppers, Inc. 6.00%, 2/15/2025 (a)	276,000	256,906
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	125,000	99,391
Masonite International Corp. 5.38%, 2/1/2028 (a)	241,000	217,387
Miwd Holdco Ii LLC/Miwd Finance Corp. 5.50%, 2/1/2030 (a)	301,000	249,222
New Enterprise Stone & Lime Co., Inc.:
5.25%, 7/15/2028 (a)	174,000	145,146
9.75%, 7/15/2028 (a)	110,000	94,006
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	191,000	150,628
SRM Escrow Issuer LLC 6.00%, 11/1/2028 (a)	666,000	569,423
Standard Industries, Inc.:
3.38%, 1/15/2031 (a)	365,000	267,932
4.38%, 7/15/2030 (a)	803,000	635,141
4.75%, 1/15/2028 (a)	652,000	557,460
5.00%, 2/15/2027 (a)	612,000	555,408
Summit Materials LLC/Summit Materials Finance Corp.:
5.25%, 1/15/2029 (a)	273,000	240,887
6.50%, 3/15/2027 (a)	293,000	284,729
Victors Merger Corp. 6.38%, 5/15/2029 (a) (b)	278,000	174,876
		6,820,101
CHEMICALS — 2.2%
Ashland LLC:
3.38%, 9/1/2031 (a)	226,000	184,628
6.88%, 5/15/2043	86,000	86,531
ASP Unifrax Holdings, Inc.:
5.25%, 9/30/2028 (a)	388,000	310,024
7.50%, 9/30/2029 (a)	236,000	164,669
Axalta Coating Systems LLC 3.38%, 2/15/2029 (a) (b)	331,000	270,354
Security Description	Principal Amount	Value
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027 (a) (b)	$ 273,000	$ 243,584
Cerdia Finanz GmbH 10.50%, 2/15/2027 (a)	151,000	124,530
Chemours Co.:
4.63%, 11/15/2029 (a)	290,000	228,285
5.38%, 5/15/2027 (b)	250,000	223,775
5.75%, 11/15/2028 (a)	402,000	342,560
Consolidated Energy Finance SA 5.63%, 10/15/2028 (a)	191,000	153,371
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a)	362,000	324,663
CVR Partners L.P./CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (a)	367,000	336,124
Diamond BC B.V. 4.63%, 10/1/2029 (a) (b)	85,000	67,958
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	355,000	293,571
EverArc Escrow SARL 5.00%, 10/30/2029 (a)	209,000	175,159
GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)	226,000	224,863
GPD Cos, Inc. 10.13%, 4/1/2026 (a)	443,000	421,820
HB Fuller Co.:
4.00%, 2/15/2027	109,000	97,777
4.25%, 10/15/2028	101,000	84,852
Herens Holdco Sarl 4.75%, 5/15/2028 (a)	328,000	273,522
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	307,000	243,476
INEOS Quattro Finance 2 PLC 3.38%, 1/15/2026 (a)	327,000	274,687
Ingevity Corp. 3.88%, 11/1/2028 (a) (b)	154,000	128,960
Innophos Holdings, Inc. 9.38%, 2/15/2028 (a)	204,000	185,881
LSF11 A5 Holdco LLC 6.63%, 10/15/2029 (a) (b)	120,000	101,107
Methanex Corp.:
4.25%, 12/1/2024	108,000	102,952
5.13%, 10/15/2027	388,000	345,180
5.25%, 12/15/2029	507,000	428,314
5.65%, 12/1/2044	265,000	187,331
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	42,000	36,572
NOVA Chemicals Corp.:
4.25%, 5/15/2029 (a) (b)	688,000	539,681
4.88%, 6/1/2024 (a)	608,000	582,969
5.00%, 5/1/2025 (a)	133,000	121,836
5.25%, 6/1/2027 (a)	594,000	510,365

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Nufarm Australia, Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (a)	$ 311,000	$ 264,079
Olin Corp.:
5.00%, 2/1/2030	327,000	283,097
5.13%, 9/15/2027	223,000	205,287
5.63%, 8/1/2029	330,000	294,136
Olympus Water US Holding Corp.:
4.25%, 10/1/2028 (a)	208,000	163,132
6.25%, 10/1/2029 (a) (b)	177,000	123,141
PMHC II, Inc. 9.00%, 2/15/2030 (a) (b)	281,000	199,398
Polar US Borrower LLC/Schenectady International Group, Inc. 6.75%, 5/15/2026 (a) (b)	176,000	123,895
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	430,000	400,696
Rayonier AM Products, Inc.:
5.50%, 6/1/2024 (a)	103,000	102,853
7.63%, 1/15/2026 (a)	471,371	397,498
SCIH Salt Holdings, Inc.:
4.88%, 5/1/2028 (a)	589,000	491,102
6.63%, 5/1/2029 (a)	260,000	208,663
SCIL IV LLC/SCIL USA Holdings LLC 5.38%, 11/1/2026 (a)	560,000	453,718
SPCM SA:
3.13%, 3/15/2027 (a)	166,000	140,069
3.38%, 3/15/2030 (a)	130,000	101,743
TPC Group, Inc. 10.50%, 8/1/2024 (a) (d)	375,000	204,994
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.:
5.13%, 4/1/2029 (a)	333,000	240,353
5.38%, 9/1/2025 (a)	313,000	267,048
Tronox, Inc. 4.63%, 3/15/2029 (a)	500,000	404,110
Valvoline, Inc.:
3.63%, 6/15/2031 (a)	278,000	223,259
4.25%, 2/15/2030 (a)	272,000	226,989
Venator Finance Sarl/Venator Materials LLC 5.75%, 7/15/2025 (a) (b)	183,000	146,631
WR Grace Holdings LLC:
4.88%, 6/15/2027 (a)	308,000	267,978
5.63%, 10/1/2024 (a)	130,000	127,308
5.63%, 8/15/2029 (a)	783,000	577,682
		15,060,790
Security Description	Principal Amount	Value
COAL — 0.2%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a)	$ 310,000	$ 306,410
Coronado Finance Pty, Ltd. 10.75%, 5/15/2026 (a)	125,000	130,795
Natural Resource Partners L.P./NRP Finance Corp. 9.13%, 6/30/2025 (a)	112,000	114,660
Peabody Energy Corp. 6.38%, 3/31/2025 (a)	65,000	63,110
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	293,000	238,924
Warrior Met Coal, Inc. 7.88%, 12/1/2028 (a)	216,000	208,051
		1,061,950
COMMERCIAL SERVICES — 4.2%
ADT Security Corp.:
4.13%, 6/15/2023	268,000	263,540
4.13%, 8/1/2029 (a)	480,000	394,128
4.88%, 7/15/2032 (a)	583,000	465,106
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	221,000	197,678
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a) (b)	223,000	172,187
Albion Financing 1 SARL/Aggreko Holdings, Inc. 6.13%, 10/15/2026 (a)	373,000	320,862
Albion Financing 2 SARL 8.75%, 4/15/2027 (a) (b)	206,000	173,951
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/2029 (a) (b)	565,000	411,467
6.63%, 7/15/2026 (a)	1,136,000	1,041,780
9.75%, 7/15/2027 (a)	807,000	682,956
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l 4.63%, 6/1/2028 (a)	813,000	671,566
Alta Equipment Group, Inc. 5.63%, 4/15/2026 (a)	250,000	215,683
AMN Healthcare, Inc.:
4.00%, 4/15/2029 (a)	212,000	179,267
4.63%, 10/1/2027 (a)	161,000	147,481
APi Escrow Corp. 4.75%, 10/15/2029 (a)	141,000	113,319
APi Group DE, Inc. 4.13%, 7/15/2029 (a)	89,000	71,878
Aptim Corp. 7.75%, 6/15/2025 (a)	273,000	186,208
APX Group, Inc.:
5.75%, 7/15/2029 (a) (b)	401,000	311,332
6.75%, 2/15/2027 (a) (b)	334,000	313,679

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
ASGN, Inc. 4.63%, 5/15/2028 (a)	$ 226,000	$ 194,473
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.75%, 4/1/2028 (a)	213,000	176,984
5.38%, 3/1/2029 (a) (b)	383,000	320,433
5.75%, 7/15/2027 (a) (b)	240,000	214,795
5.75%, 7/15/2027 (a)	217,000	193,106
Block, Inc.:
2.75%, 6/1/2026 (a)	568,000	504,850
3.50%, 6/1/2031 (a) (b)	475,000	381,311
Brink's Co.:
4.63%, 10/15/2027 (a)	231,000	205,800
5.50%, 7/15/2025 (a)	276,000	267,557
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	100,000	81,926
Cimpress PLC 7.00%, 6/15/2026 (a)	439,000	349,958
CoreCivic, Inc.:
4.75%, 10/15/2027	155,000	128,194
8.25%, 4/15/2026	379,000	369,669
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	547,000	426,354
CPI CG, Inc. 8.63%, 3/15/2026 (a)	374,000	353,778
Deluxe Corp. 8.00%, 6/1/2029 (a)	391,000	320,303
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	188,000	161,552
6.00%, 6/1/2029 (a)	150,000	115,154
9.50%, 11/1/2027 (a)	631,000	579,883
Gartner, Inc.:
3.63%, 6/15/2029 (a)	172,000	148,319
3.75%, 10/1/2030 (a)	405,000	350,098
4.50%, 7/1/2028 (a)	361,000	328,474
Graham Holdings Co. 5.75%, 6/1/2026 (a)	303,000	299,900
Grand Canyon University:
4.13%, 10/1/2024	161,000	153,153
5.13%, 10/1/2028	115,000	107,302
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	175,000	153,185
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	517,000	473,179
Hertz Corp.:
4.63%, 12/1/2026 (a)	271,000	226,724
5.00%, 12/1/2029 (a)	387,000	298,083
Korn Ferry 4.63%, 12/15/2027 (a)	146,000	130,934
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5.00%, 2/1/2026 (a)	165,000	137,886
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	278,000	222,767
Security Description	Principal Amount	Value
MoneyGram International, Inc. 5.38%, 8/1/2026 (a)	$ 147,000	$ 139,710
MPH Acquisition Holdings LLC:
5.50%, 9/1/2028 (a)	704,000	627,299
5.75%, 11/1/2028 (a) (b)	611,000	507,258
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	576,000	484,324
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a) (b)	135,000	132,031
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 7/15/2029 (a)	325,000	294,265
4.75%, 7/15/2031 (a)	417,000	376,276
5.63%, 10/1/2028 (a)	538,000	499,468
5.88%, 10/1/2030 (a)	255,000	234,261
Paysafe Finance PLC/Paysafe Holdings US Corp. 4.00%, 6/15/2029 (a) (b)	425,000	301,916
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a)	270,000	214,002
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	553,000	459,598
5.25%, 4/15/2024 (a)	394,000	385,860
5.75%, 4/15/2026 (a)	838,000	785,675
6.25%, 1/15/2028 (a)	547,000	459,245
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	371,000	280,673
Rent-A-Center, Inc. 6.38%, 2/15/2029 (a) (b)	390,000	303,935
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	199,000	194,903
RR Donnelley & Sons Co. 6.13%, 11/1/2026 (a)	147,000	135,105
Sabre GLBL, Inc.:
7.38%, 9/1/2025 (a)	321,000	297,814
9.25%, 4/15/2025 (a)	530,000	511,763
Service Corp. International:
3.38%, 8/15/2030	402,000	331,650
4.00%, 5/15/2031	340,000	290,370
4.63%, 12/15/2027	185,000	174,018
5.13%, 6/1/2029	444,000	419,149
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 4.63%, 11/1/2026 (a)	160,000	142,091
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	313,000	199,581
Sotheby's 7.38%, 10/15/2027 (a)	492,000	455,238
Sotheby's/Bidfair Holdings, Inc. 5.88%, 6/1/2029 (a)	144,000	124,167
StoneMor, Inc. 8.50%, 5/15/2029 (a)	268,000	236,065
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	425,000	299,446

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	$ 226,000	$ 186,170
United Rentals North America, Inc.:
3.75%, 1/15/2032	352,000	289,450
3.88%, 2/15/2031	454,000	383,476
4.00%, 7/15/2030	355,000	303,248
4.88%, 1/15/2028	856,000	810,478
5.25%, 1/15/2030	383,000	355,481
5.50%, 5/15/2027	226,000	221,744
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	543,000	527,964
WASH Multifamily Acquisition, Inc. 5.75%, 4/15/2026 (a)	442,000	416,585
WW International, Inc. 4.50%, 4/15/2029 (a) (b)	453,000	301,431
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a) (b)	273,000	230,090
		29,033,425
COMPUTERS — 1.1%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	176,000	143,458
Booz Allen Hamilton, Inc.:
3.88%, 9/1/2028 (a)	247,000	218,543
4.00%, 7/1/2029 (a)	144,000	127,295
Condor Merger Sub, Inc. 7.38%, 2/15/2030 (a) (b)	970,000	788,474
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (a)	330,000	274,854
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029 (b)	265,000	230,383
Diebold Nixdorf, Inc.:
8.50%, 4/15/2024 (b)	202,000	107,060
9.38%, 7/15/2025 (a) (b)	390,000	272,762
Exela Intermediate LLC/Exela Finance, Inc. 11.50%, 7/15/2026 (a)	525,000	173,245
KBR, Inc. 4.75%, 9/30/2028 (a)	248,000	218,530
NCR Corp.:
5.00%, 10/1/2028 (a)	348,000	296,430
5.13%, 4/15/2029 (a)	696,000	590,090
5.25%, 10/1/2030 (a)	277,000	238,763
5.75%, 9/1/2027 (a)	389,000	345,447
6.13%, 9/1/2029 (a)	207,000	178,956
Presidio Holdings, Inc.:
4.88%, 2/1/2027 (a)	101,000	92,466
8.25%, 2/1/2028 (a)	490,000	431,283
Science Applications International Corp. 4.88%, 4/1/2028 (a)	164,000	152,941
Seagate HDD Cayman:
3.13%, 7/15/2029	225,797	178,206
Security Description	Principal Amount	Value
3.38%, 7/15/2031	$ 241,000	$ 187,623
4.09%, 6/1/2029	207,000	176,915
4.13%, 1/15/2031	284,000	232,102
4.75%, 1/1/2025	328,000	321,289
4.88%, 3/1/2024	257,000	254,522
4.88%, 6/1/2027	253,000	240,889
5.75%, 12/1/2034	407,000	358,339
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 5.75%, 6/1/2025 (a)	178,000	169,917
Unisys Corp. 6.88%, 11/1/2027 (a)	280,000	244,779
Vericast Corp. 11.00%, 9/15/2026 (a)	397,870	381,661
Virtusa Corp. 7.13%, 12/15/2028 (a)	244,000	195,995
		7,823,217
CONSTRUCTION MATERIALS — 0.0% (e)
Builders FirstSource, Inc. 6.38%, 6/15/2032 (a)	181,000	162,247
Oscar AcquisitionCo LLC/Oscar Finance, Inc. 9.50%, 4/15/2030 (a)	151,000	120,762
		283,009
COSMETICS/PERSONAL CARE — 0.3%
Coty, Inc.:
5.00%, 4/15/2026 (a)	509,000	467,175
6.50%, 4/15/2026 (a) (b)	253,000	233,223
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 4.75%, 1/15/2029 (a)	280,000	240,898
Edgewell Personal Care Co.:
4.13%, 4/1/2029 (a)	367,000	304,805
5.50%, 6/1/2028 (a)	423,000	382,354
Oriflame Investment Holding PLC 5.13%, 5/4/2026 (a)	331,000	212,257
Revlon Consumer Products Corp. 6.25%, 8/1/2024 (d)	100,000	8,116
		1,848,828
DISTRIBUTION & WHOLESALE — 0.4%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	358,000	308,929
Avient Corp. 5.75%, 5/15/2025 (a)	364,000	350,718
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	262,000	213,323
G-III Apparel Group, Ltd. 7.88%, 8/15/2025 (a)	430,000	416,249
H&E Equipment Services Co. 3.88%, 12/15/2028 (a)	694,000	560,870

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
IAA, Inc. 5.50%, 6/15/2027 (a) (b)	$ 183,000	$ 170,417
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a) (b)	424,000	398,971
Resideo Funding, Inc. 4.00%, 9/1/2029 (a)	157,000	122,603
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	215,000	200,629
Wesco Aircraft Holdings Inc 8.50%, 11/15/2024 (a)	244,000	122,212
Wolverine Escrow LLC REGS, 13.13%, 11/15/2027 (a)	201,000	62,605
		2,927,526
DIVERSIFIED FINANCIAL SERVICES — 3.6%
Advisor Group Holdings, Inc. 10.75%, 8/1/2027 (a)	226,000	224,741
AerCap Holdings NV 5 Year CMT + 4.54%, 5.88%, 10/10/2079 (b) (c)	186,000	159,393
AG Issuer LLC 6.25%, 3/1/2028 (a)	393,000	339,721
Ally Financial, Inc. 5.75%, 11/20/2025	537,000	529,611
Aretec Escrow Issuer, Inc. 7.50%, 4/1/2029 (a)	233,000	200,189
Asteroid Private Merger Sub, Inc. 8.50%, 11/15/2029 (a)	423,000	351,191
Brightsphere Investment Group, Inc. 4.80%, 7/27/2026	349,000	317,705
Burford Capital Global Finance LLC 6.88%, 4/15/2030 (a)	191,000	167,517
Castlelake Aviation Finance DAC 5.00%, 4/15/2027 (a)	321,000	268,712
Cobra AcquisitionCo LLC 6.38%, 11/1/2029 (a)	273,000	207,543
Coinbase Global, Inc.:
3.38%, 10/1/2028 (a) (b)	567,000	354,216
3.63%, 10/1/2031 (a)	567,000	317,168
Credit Acceptance Corp.:
5.13%, 12/31/2024 (a)	197,000	186,384
6.63%, 3/15/2026 (b)	299,000	280,821
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a)	574,000	359,950
Enact Holdings, Inc. 6.50%, 8/15/2025 (a)	522,000	492,951
Enova International, Inc.:
8.50%, 9/1/2024 (a)	130,000	120,988
8.50%, 9/15/2025 (a)	266,000	231,364
Finance of America Funding LLC 7.88%, 11/15/2025 (a) (b)	233,000	185,806
Security Description	Principal Amount	Value
Global Aircraft Leasing Co., Ltd. PIK, 6.50%, 9/15/2024 (a)	$ 890,209	$ 674,200
goeasy, Ltd.:
4.38%, 5/1/2026 (a)	182,000	153,848
5.38%, 12/1/2024 (a)	421,000	386,592
Home Point Capital, Inc. 5.00%, 2/1/2026 (a)	268,000	184,840
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029 (a)	384,000	340,566
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 8/15/2028 (a)	570,000	475,619
Jefferson Capital Holdings LLC 6.00%, 8/15/2026 (a)	348,000	306,543
LD Holdings Group LLC:
6.13%, 4/1/2028 (a)	392,000	238,979
6.50%, 11/1/2025 (a)	231,000	157,417
LFS Topco LLC 5.88%, 10/15/2026 (a)	235,000	185,664
LPL Holdings, Inc.:
4.00%, 3/15/2029 (a)	414,000	356,119
4.38%, 5/15/2031 (a)	124,000	106,081
4.63%, 11/15/2027 (a) (b)	232,000	218,486
Midcap Financial Issuer Trust:
5.63%, 1/15/2030 (a)	301,000	234,801
6.50%, 5/1/2028 (a)	484,000	416,129
Nationstar Mortgage Holdings, Inc.:
5.13%, 12/15/2030 (a)	287,000	214,791
5.50%, 8/15/2028 (a)	454,000	365,007
5.75%, 11/15/2031 (a)	378,000	289,004
6.00%, 1/15/2027 (a)	329,000	285,845
Navient Corp.:
4.88%, 3/15/2028	316,000	246,862
5.00%, 3/15/2027	240,000	197,964
5.50%, 3/15/2029	546,000	425,525
5.88%, 10/25/2024	234,000	215,795
6.75%, 6/25/2025	361,000	330,026
6.75%, 6/15/2026	277,000	245,101
7.25%, 9/25/2023	103,000	102,300
5.63%, 8/1/2033	610,000	427,872
Series MTN, 6.13%, 3/25/2024	574,000	543,842
NFP Corp.:
4.88%, 8/15/2028 (a)	272,000	233,180
6.88%, 8/15/2028 (a)	1,038,000	863,190
OneMain Finance Corp.:
3.50%, 1/15/2027	321,000	256,546
3.88%, 9/15/2028	236,000	180,592
4.00%, 9/15/2030	361,000	267,422
5.38%, 11/15/2029	385,000	312,185
5.63%, 3/15/2023	225,000	222,871
6.13%, 3/15/2024	620,000	592,243
6.63%, 1/15/2028	438,000	391,944
6.88%, 3/15/2025	710,000	671,085

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
7.13%, 3/15/2026	$ 956,000	$ 891,183
8.25%, 10/1/2023	176,000	176,065
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.38%, 2/1/2027 (a)	118,000	113,393
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	353,000	261,220
5.38%, 10/15/2025 (a)	459,000	403,204
5.75%, 9/15/2031 (a)	279,000	208,399
PHH Mortgage Corp. 7.88%, 3/15/2026 (a) (b)	172,000	152,545
PRA Group, Inc.:
5.00%, 10/1/2029 (a)	406,000	334,556
7.38%, 9/1/2025 (a)	299,000	290,927
Provident Funding Associates L.P. / PFG Finance Corp. 6.38%, 6/15/2025 (a)	219,000	196,274
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.88%, 10/15/2026 (a)	619,000	513,040
3.63%, 3/1/2029 (a)	354,000	277,996
3.88%, 3/1/2031 (a)	699,000	526,046
4.00%, 10/15/2033 (a)	432,000	308,219
SLM Corp.:
3.13%, 11/2/2026	227,000	183,130
4.20%, 10/29/2025	235,000	214,115
StoneX Group,Inc. 8.63%, 6/15/2025 (a)	295,000	297,761
United Wholesale Mortgage LLC:
5.50%, 11/15/2025 (a)	539,000	462,737
5.50%, 4/15/2029 (a) (b)	492,000	376,695
5.75%, 6/15/2027 (a)	301,000	241,288
VistaJet Malta Finance PLC/XO Management Holding, Inc. 6.38%, 2/1/2030 (a) (b)	567,000	453,844
World Acceptance Corp. 7.00%, 11/1/2026 (a)	120,000	85,834
		24,581,518
ELECTRIC — 2.4%
AES Andres B.V. 5.70%, 5/4/2028 (a)	89,000	76,229
Algonquin Power & Utilities Corp. 5 Year CMT + 3.25%, 4.75%, 1/18/2082 (c)	271,000	226,697
Calpine Corp.:
3.75%, 3/1/2031 (a)	374,000	304,537
4.50%, 2/15/2028 (a)	501,000	456,005
4.63%, 2/1/2029 (a)	285,000	236,738
5.00%, 2/1/2031 (a) (b)	695,000	573,069
5.13%, 3/15/2028 (a)	961,000	852,234
5.25%, 6/1/2026 (a)	354,000	338,513
Security Description	Principal Amount	Value
Clearway Energy Operating LLC:
3.75%, 2/15/2031 (a)	$ 447,000	$ 362,490
3.75%, 1/15/2032 (a)	206,000	162,925
4.75%, 3/15/2028 (a)	463,000	419,228
DPL, Inc.:
4.13%, 7/1/2025	143,000	133,322
4.35%, 4/15/2029	405,000	352,642
Drax Finco PLC 6.63%, 11/1/2025 (a)	420,000	418,509
Electricite de France SA USD 10 year swap rate + 3.04%, 5.63%, 1/22/2024 (a) (c)	808,000	743,360
Emera, Inc. Series 16-A, 3 Month USD LIBOR + 5.44%, 6.75%, 6/15/2076 (c)	571,000	557,496
FirstEnergy Corp.:
2.05%, 3/1/2025	258,000	238,521
2.65%, 3/1/2030	196,000	161,745
Series A, 1.60%, 1/15/2026	194,000	173,242
Series B, 2.25%, 9/1/2030	242,000	194,495
Series B, 4.40%, 7/15/2027	802,000	749,702
Series C, 3.40%, 3/1/2050	467,000	319,227
Series C, 5.35%, 7/15/2047	527,000	445,368
Series C, 7.38%, 11/15/2031	676,000	758,600
InterGen NV 7.00%, 6/30/2023 (a)	107,000	101,315
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	174,000	140,757
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a)	144,000	131,073
4.25%, 7/15/2024 (a)	176,000	168,553
4.50%, 9/15/2027 (a)	509,000	471,421
NRG Energy, Inc.:
3.38%, 2/15/2029 (a) (b)	366,000	295,801
3.63%, 2/15/2031 (a)	518,000	407,625
3.88%, 2/15/2032 (a)	599,000	475,540
5.25%, 6/15/2029 (a)	405,000	361,811
5.75%, 1/15/2028	426,000	391,588
6.63%, 1/15/2027	182,000	178,466
Pattern Energy Operations L.P./Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	248,000	215,738
PG&E Corp.:
5.00%, 7/1/2028	543,000	466,714
5.25%, 7/1/2030	469,000	385,560
Pike Corp. 5.50%, 9/1/2028 (a)	380,000	304,061
Terraform Global Operating LLC 6.13%, 3/1/2026 (a)	170,000	163,552
TransAlta Corp. 6.50%, 3/15/2040	275,000	254,716

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	$ 748,000	$ 628,357
5.00%, 7/31/2027 (a)	701,000	635,400
5.50%, 9/1/2026 (a)	547,000	516,155
5.63%, 2/15/2027 (a)	688,000	646,871
		16,595,968
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.38%, 3/31/2029 (a)	479,000	367,652
4.75%, 6/15/2028 (a)	365,000	290,310
6.50%, 12/31/2027 (a)	114,000	99,857
EnerSys:
4.38%, 12/15/2027 (a)	147,000	130,706
5.00%, 4/30/2023 (a)	93,000	92,207
WESCO Distribution, Inc.:
7.13%, 6/15/2025 (a)	822,000	820,093
7.25%, 6/15/2028 (a)	723,000	714,852
		2,515,677
ELECTRONICS — 0.5%
Atkore, Inc. 4.25%, 6/1/2031 (a)	185,000	154,584
II-VI, Inc. 5.00%, 12/15/2029 (a)	398,000	348,843
Imola Merger Corp. 4.75%, 5/15/2029 (a)	1,076,000	902,269
Likewize Corp. 9.75%, 10/15/2025 (a)	258,000	246,083
Sensata Technologies B.V.:
4.00%, 4/15/2029 (a)	461,000	392,062
4.88%, 10/15/2023 (a)	291,000	286,883
5.00%, 10/1/2025 (a)	297,000	285,583
5.63%, 11/1/2024 (a)	127,000	125,471
Sensata Technologies, Inc.:
3.75%, 2/15/2031 (a)	384,000	308,202
4.38%, 2/15/2030 (a)	455,000	388,998
TTM Technologies, Inc. 4.00%, 3/1/2029 (a) (b)	173,000	145,619
		3,584,597
ENERGY-ALTERNATE SOURCES — 0.3%
Atlantica Sustainable Infrastructure PLC 4.13%, 6/15/2028 (a)	293,000	256,126
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	227,000	219,412
Sunnova Energy Corp. 5.88%, 9/1/2026 (a) (b)	394,000	340,936
TerraForm Power Operating LLC:
4.75%, 1/15/2030 (a)	354,000	303,367
5.00%, 1/31/2028 (a)	351,000	318,662
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	477,710	433,398
		1,871,901
Security Description	Principal Amount	Value
ENGINEERING & CONSTRUCTION — 0.8%
AECOM 5.13%, 3/15/2027	$ 563,000	$ 532,136
Arcosa, Inc. 4.38%, 4/15/2029 (a)	158,000	134,814
Artera Services LLC 9.03%, 12/4/2025 (a)	590,000	476,384
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	564,000	423,124
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	197,000	168,167
Cellnex Finance Co. SA 3.88%, 7/7/2041 (a)	325,000	222,112
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	215,000	188,269
Fluor Corp.:
3.50%, 12/15/2024 (b)	144,000	139,051
4.25%, 9/15/2028 (b)	269,000	235,119
Global Infrastructure Solutions, Inc.:
5.63%, 6/1/2029 (a)	272,000	213,950
7.50%, 4/15/2032 (a)	300,000	232,692
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	332,000	288,213
HTA Group, Ltd. 7.00%, 12/18/2025 (a)	482,000	402,590
IEA Energy Services LLC 6.63%, 8/15/2029 (a)	276,000	228,202
INNOVATE Corp. 8.50%, 2/1/2026 (a)	184,000	161,730
Promontoria Holding 264 BV 7.88%, 3/1/2027 (a)	191,000	177,422
Railworks Holdings L.P./Railworks Rally, Inc. 8.25%, 11/15/2028 (a)	151,000	136,335
TopBuild Corp. 3.63%, 3/15/2029 (a)	453,000	358,205
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	409,000	334,452
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	145,000	115,587
Weekley Homes LLC/Weekley Finance Corp. 4.88%, 9/15/2028 (a)	387,000	306,941
		5,475,495
ENTERTAINMENT — 3.2%
Affinity Gaming 6.88%, 12/15/2027 (a)	494,000	415,360
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	386,000	199,477
AMC Entertainment Holdings, Inc.:
7.50%, 2/15/2029 (a)	472,000	399,213
10.00%, 6/15/2026 (a)	958,498	638,043

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Banijay Entertainment SASU 5.38%, 3/1/2025 (a)	$ 337,000	$ 319,847
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	93,000	79,989
Caesars Entertainment, Inc.:
4.63%, 10/15/2029 (a) (b)	632,000	493,219
6.25%, 7/1/2025 (a)	1,603,600	1,545,550
8.13%, 7/1/2027 (a) (b)	901,000	868,798
Caesars Resort Collection LLC/CRC Finco, Inc. 5.75%, 7/1/2025 (a)	496,000	475,327
CCM Merger, Inc. 6.38%, 5/1/2026 (a)	191,000	174,131
CDI Escrow Issuer, Inc. 5.75%, 4/1/2030 (a)	377,000	343,089
Cedar Fair L.P. 5.25%, 7/15/2029 (b)	250,000	222,030
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.38%, 4/15/2027	192,000	182,031
5.50%, 5/1/2025 (a)	527,000	512,328
6.50%, 10/1/2028	169,000	161,076
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	434,000	386,269
5.50%, 4/1/2027 (a)	205,000	194,750
Cinemark USA, Inc.:
5.25%, 7/15/2028 (a) (b)	394,000	316,291
8.75%, 5/1/2025 (a)	664,000	673,741
Empire Resorts, Inc. 7.75%, 11/1/2026 (a)	266,000	243,542
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	421,000	356,785
Golden Entertainment, Inc. 7.63%, 4/15/2026 (a)	57,000	56,927
International Game Technology PLC:
4.13%, 4/15/2026 (a)	254,000	230,508
5.25%, 1/15/2029 (a)	288,000	260,824
6.25%, 1/15/2027 (a)	588,000	572,900
6.50%, 2/15/2025 (a)	676,000	671,971
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	321,000	264,677
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	554,000	432,231
Live Nation Entertainment, Inc.:
3.75%, 1/15/2028 (a)	312,000	270,120
4.75%, 10/15/2027 (a) (b)	419,000	372,839
4.88%, 11/1/2024 (a)	342,000	327,150
5.63%, 3/15/2026 (a)	131,000	124,548
6.50%, 5/15/2027 (a)	664,000	653,004
Merlin Entertainments, Ltd. 5.75%, 6/15/2026 (a)	215,000	200,558
Security Description	Principal Amount	Value
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	$ 346,000	$ 282,516
Mohegan Gaming & Entertainment:
7.88%, 10/15/2024 (a) (b)	88,000	89,930
8.00%, 2/1/2026 (a)	676,000	574,438
Motion Bondco DAC 6.63%, 11/15/2027 (a) (b)	216,000	175,677
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In 8.50%, 11/15/2027 (a)	483,000	506,938
Penn National Gaming, Inc.:
4.13%, 7/1/2029 (a) (b)	270,000	206,469
5.63%, 1/15/2027 (a)	408,000	359,815
Powdr Corp. 6.00%, 8/1/2025 (a)	154,000	153,423
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.:
5.63%, 9/1/2029 (a)	267,000	190,537
5.88%, 9/1/2031 (a)	431,000	298,972
Raptor Acquisition Corp./Raptor Co-Issuer LLC 4.88%, 11/1/2026 (a)	462,000	407,710
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.63%, 4/16/2029 (a) (b)	622,000	507,129
4.63%, 4/6/2031 (a)	176,000	141,530
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc. 6.63%, 3/1/2030 (a)	442,000	375,908
Scientific Games International, Inc.:
7.00%, 5/15/2028 (a)	292,000	275,668
7.25%, 11/15/2029 (a) (b)	365,000	345,483
8.63%, 7/1/2025 (a)	189,000	193,927
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a) (b)	169,000	143,201
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a)	289,000	275,371
5.50%, 4/15/2027 (a) (b)	226,000	204,998
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	589,000	597,800
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/1/2027 (a)	171,000	154,112
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	257,000	256,987

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
WMG Acquisition Corp.:
3.00%, 2/15/2031 (a)	$ 240,000	$ 186,242
3.75%, 12/1/2029 (a)	215,000	180,314
3.88%, 7/15/2030 (a)	257,000	214,978
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
7.75%, 4/15/2025 (a)	408,000	396,898
REGS, 5.13%, 10/1/2029 (a)	464,000	363,270
		21,699,384
ENVIRONMENTAL CONTROL — 0.7%
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	199,000	182,177
5.13%, 7/15/2029 (a)	369,000	338,148
Covanta Holding Corp.:
4.88%, 12/1/2029 (a)	239,000	194,477
5.00%, 9/1/2030	182,000	147,831
GFL Environmental, Inc.:
3.50%, 9/1/2028 (a)	396,000	343,352
3.75%, 8/1/2025 (a)	339,000	314,311
4.00%, 8/1/2028 (a)	338,000	280,844
4.25%, 6/1/2025 (a)	262,000	247,241
4.38%, 8/15/2029 (a)	314,000	254,174
4.75%, 6/15/2029 (a)	310,000	259,138
5.13%, 12/15/2026 (a)	280,000	267,341
Harsco Corp. 5.75%, 7/31/2027 (a) (b)	321,000	259,214
Madison IAQ LLC:
4.13%, 6/30/2028 (a)	257,000	212,909
5.88%, 6/30/2029 (a)	506,000	385,941
Stericycle, Inc.:
3.88%, 1/15/2029 (a)	420,000	346,622
5.38%, 7/15/2024 (a)	390,000	376,986
Tervita Corp. 11.00%, 12/1/2025 (a)	267,000	290,405
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	244,000	216,421
		4,917,532
FOOD — 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.25%, 3/15/2026 (a)	462,000	403,853
3.50%, 3/15/2029 (a)	637,000	515,250
4.63%, 1/15/2027 (a)	687,000	614,521
4.88%, 2/15/2030 (a)	647,000	551,464
5.88%, 2/15/2028 (a)	335,000	313,259
7.50%, 3/15/2026 (a)	361,000	359,098
B&G Foods, Inc.:
5.25%, 4/1/2025	713,000	657,507
5.25%, 9/15/2027	357,000	308,826
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	332,000	248,333
Security Description	Principal Amount	Value
Chobani LLC/Chobani Finance Corp., Inc.:
4.63%, 11/15/2028 (a)	$ 98,000	$ 82,868
7.50%, 4/15/2025 (a) (b)	423,000	390,120
FAGE International SA/FAGE USA Dairy Industry, Inc. 5.63%, 8/15/2026 (a)	265,000	231,862
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	287,000	287,000
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	227,000	159,034
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	136,000	117,426
Kraft Heinz Foods Co. 6.88%, 1/26/2039	10,000	10,992
Lamb Weston Holdings, Inc.:
4.13%, 1/31/2030 (a)	359,000	312,323
4.38%, 1/31/2032 (a)	375,000	326,104
4.88%, 5/15/2028 (a)	252,000	237,245
Performance Food Group, Inc.:
4.25%, 8/1/2029 (a)	572,000	477,832
5.50%, 10/15/2027 (a)	459,000	425,300
6.88%, 5/1/2025 (a)	145,000	144,397
Pilgrim's Pride Corp.:
4.25%, 4/15/2031 (a)	316,000	263,626
5.88%, 9/30/2027 (a)	554,000	530,244
Post Holdings, Inc.:
4.50%, 9/15/2031 (a)	810,000	665,026
4.63%, 4/15/2030 (a)	751,000	633,581
5.50%, 12/15/2029 (a)	659,000	590,418
5.63%, 1/15/2028 (a)	510,000	484,010
5.75%, 3/1/2027 (a)	226,000	218,962
Safeway, Inc. 7.25%, 2/1/2031	220,000	215,675
SEG Holding LLC/SEG Finance Corp. 5.63%, 10/15/2028 (a)	286,000	256,425
Sigma Holdco B.V. 7.88%, 5/15/2026 (a) (b)	347,000	194,473
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.63%, 3/1/2029 (a)	346,000	292,436
TreeHouse Foods, Inc. 4.00%, 9/1/2028	189,000	154,307
United Natural Foods, Inc. 6.75%, 10/15/2028 (a) (b)	231,000	216,306
US Foods, Inc.:
4.63%, 6/1/2030 (a) (b)	324,000	276,226
4.75%, 2/15/2029 (a)	324,000	283,108
6.25%, 4/15/2025 (a)	361,000	359,957
		12,809,394

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
FOOD SERVICE — 0.3%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a)	$ 355,000	$ 341,673
5.00%, 2/1/2028 (a) (b)	528,000	482,624
6.38%, 5/1/2025 (a)	713,000	698,312
TKC Holdings, Inc.:
6.88%, 5/15/2028 (a)	339,000	291,838
10.50%, 5/15/2029 (a)	299,000	245,016
		2,059,463
FOREST PRODUCTS & PAPER — 0.3%
Ahlstrom-Munksjo Holding 3 Oy 4.88%, 2/4/2028 (a)	390,000	325,654
Clearwater Paper Corp.:
4.75%, 8/15/2028 (a)	153,000	133,110
5.38%, 2/1/2025 (a)	160,000	156,061
Domtar Corp. 6.75%, 10/1/2028 (a)	337,000	319,051
Glatfelter Corp. 4.75%, 11/15/2029 (a) (b)	166,000	115,858
Mercer International, Inc.:
5.13%, 2/1/2029	441,000	379,013
5.50%, 1/15/2026	237,000	228,579
Resolute Forest Products, Inc. 4.88%, 3/1/2026 (a)	208,000	188,070
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026 (a)	198,000	178,050
Sylvamo Corp. 7.00%, 9/1/2029 (a)	125,000	116,105
		2,139,551
GAS — 0.2%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	285,000	268,698
5.63%, 5/20/2024	253,000	246,058
5.75%, 5/20/2027	394,000	362,736
5.88%, 8/20/2026	415,000	388,685
		1,266,177
HAND & MACHINE TOOLS — 0.0% (e)
Werner FinCo L.P./Werner FinCo, Inc. 8.75%, 7/15/2025 (a)	117,000	101,723
HEALTH CARE PRODUCTS — 0.7%
Avantor Funding, Inc.:
3.88%, 11/1/2029 (a)	364,000	318,467
4.63%, 7/15/2028 (a)	763,000	698,572
Hologic, Inc.:
3.25%, 2/15/2029 (a)	303,000	258,880
4.63%, 2/1/2028 (a)	113,000	105,868
Medline Borrower LP 3.88%, 4/1/2029 (a)	2,459,000	2,096,249
Mozart Debt Merger Sub, Inc. 5.25%, 10/1/2029 (a) (b)	1,284,000	1,067,222
Security Description	Principal Amount	Value
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	$ 202,000	$ 182,842
4.63%, 11/15/2027	296,000	277,299
Varex Imaging Corp. 7.88%, 10/15/2027 (a)	86,000	81,812
		5,087,211
HEALTH CARE SERVICES — 4.7%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/2029 (a)	193,000	174,374
5.50%, 7/1/2028 (a)	99,000	92,619
Air Methods Corp. 8.00%, 5/15/2025 (a)	273,000	178,659
Akumin Escrow, Inc. 7.50%, 8/1/2028 (a)	356,000	254,433
Akumin, Inc. 7.00%, 11/1/2025 (a) (b)	258,000	199,950
Cano Health LLC 6.25%, 10/1/2028 (a) (b)	181,000	148,592
Catalent Pharma Solutions, Inc.:
3.13%, 2/15/2029 (a)	243,000	200,030
3.50%, 4/1/2030 (a)	268,000	219,937
5.00%, 7/15/2027 (a)	255,000	239,998
Centene Corp.:
2.45%, 7/15/2028	1,258,000	1,049,361
2.50%, 3/1/2031	1,231,000	982,757
2.63%, 8/1/2031	657,000	527,242
3.00%, 10/15/2030	1,114,000	923,328
3.38%, 2/15/2030	1,043,000	884,547
4.25%, 12/15/2027	1,160,000	1,083,162
4.63%, 12/15/2029	1,887,000	1,759,609
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (a)	232,000	201,339
4.00%, 3/15/2031 (a) (b)	230,000	196,954
4.25%, 5/1/2028 (a)	150,000	134,890
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	520,000	382,517
5.25%, 5/15/2030 (a)	725,000	553,385
5.63%, 3/15/2027 (a)	814,000	688,896
6.00%, 1/15/2029 (a)	649,000	534,828
6.13%, 4/1/2030 (a) (b)	469,000	286,461
6.88%, 4/1/2028 (a) (b)	610,000	341,618
6.88%, 4/15/2029 (a) (b)	1,147,000	734,275
8.00%, 3/15/2026 (a)	1,194,500	1,087,688
8.00%, 12/15/2027 (a)	470,000	426,995
DaVita, Inc.:
3.75%, 2/15/2031 (a)	578,000	414,403
4.63%, 6/1/2030 (a)	1,726,000	1,345,469
Encompass Health Corp.:
4.50%, 2/1/2028	468,000	402,840
4.63%, 4/1/2031	252,000	204,170
4.75%, 2/1/2030	351,000	294,668
5.75%, 9/15/2025	41,000	40,525

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	$ 534,000	$ 154,807
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	539,000	479,963
Hadrian Merger Sub, Inc. 8.50%, 5/1/2026 (a)	200,000	188,000
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	507,000	483,490
5.00%, 5/15/2027 (a)	427,000	403,998
Legacy LifePoint Health LLC:
4.38%, 2/15/2027 (a)	224,000	197,037
6.75%, 4/15/2025 (a)	459,000	443,734
Lifepoint Health, Inc. 5.38%, 1/15/2029 (a) (b)	113,000	82,983
MEDNAX, Inc. 5.38%, 2/15/2030 (a)	241,000	206,756
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	291,000	235,081
ModivCare, Inc. 5.88%, 11/15/2025 (a)	232,000	213,315
Molina Healthcare, Inc.:
3.88%, 11/15/2030 (a)	268,000	229,017
3.88%, 5/15/2032 (a)	498,000	418,479
4.38%, 6/15/2028 (a)	336,000	301,184
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	623,000	533,207
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	388,000	291,590
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	846,000	822,253
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	459,000	397,733
Select Medical Corp. 6.25%, 8/15/2026 (a) (b)	636,000	594,991
Surgery Center Holdings, Inc.:
6.75%, 7/1/2025 (a) (b)	144,000	132,009
10.00%, 4/15/2027 (a) (b)	272,000	266,451
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	224,000	190,597
Tenet Healthcare Corp.:
4.25%, 6/1/2029 (a)	768,000	648,991
4.38%, 1/15/2030 (a)	743,000	631,238
4.63%, 7/15/2024	503,000	483,287
4.63%, 9/1/2024 (a)	309,000	296,640
4.63%, 6/15/2028 (a)	301,000	262,716
4.88%, 1/1/2026 (a)	875,000	807,196
5.13%, 11/1/2027 (a)	798,000	720,985
6.13%, 10/1/2028 (a)	1,270,000	1,092,822
6.13%, 6/15/2030 (a)	504,000	472,450
6.25%, 2/1/2027 (a)	1,076,000	994,471
6.75%, 6/15/2023	776,000	803,067
6.88%, 11/15/2031	276,000	249,054
US Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	379,000	340,058
Security Description	Principal Amount	Value
US Renal Care, Inc. 10.63%, 7/15/2027 (a)	$ 354,000	$ 137,175
		32,397,344
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Stena AB 7.00%, 2/1/2024 (a)	433,000	413,671
Stena International SA:
5.75%, 3/1/2024 (a)	226,000	214,865
6.13%, 2/1/2025 (a)	114,000	110,742
		739,278
HOME BUILDERS — 1.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.63%, 8/1/2029 (a)	274,000	210,287
4.63%, 4/1/2030 (a)	95,000	68,668
6.63%, 1/15/2028 (a)	157,000	134,383
Beazer Homes USA, Inc.:
5.88%, 10/15/2027 (b)	458,000	361,866
7.25%, 10/15/2029	132,000	105,413
Brookfield Residential Properties, Inc./Brookfield Residential US LLC:
5.00%, 6/15/2029 (a)	425,000	323,969
6.25%, 9/15/2027 (a)	515,000	431,055
Century Communities, Inc.:
3.88%, 8/15/2029 (a)	143,000	111,813
6.75%, 6/1/2027	440,000	420,380
Empire Communities Corp. 7.00%, 12/15/2025 (a)	615,000	487,861
Forestar Group, Inc.:
3.85%, 5/15/2026 (a)	306,000	255,531
5.00%, 3/1/2028 (a)	218,000	182,298
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	231,000	205,669
K Hovnanian Enterprises, Inc. 7.75%, 2/15/2026 (a)	19,000	18,529
KB Home:
4.00%, 6/15/2031 (b)	200,000	154,292
4.80%, 11/15/2029	128,000	107,722
6.88%, 6/15/2027	116,000	111,911
7.25%, 7/15/2030	375,000	355,271
7.63%, 5/15/2023	280,000	283,931
LGI Homes, Inc. 4.00%, 7/15/2029 (a)	166,000	123,858
M/I Homes, Inc.:
3.95%, 2/15/2030	241,000	180,909
4.95%, 2/1/2028	216,000	184,950
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	345,000	254,382
5.25%, 12/15/2027 (a)	276,000	227,396
Meritage Homes Corp.:
3.88%, 4/15/2029 (a)	341,000	282,859
5.13%, 6/6/2027	171,000	157,246
6.00%, 6/1/2025	206,000	200,904

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
New Home Co., Inc. 7.25%, 10/15/2025 (a)	$ 309,000	$ 252,574
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	231,000	226,870
Shea Homes L.P./Shea Homes Funding Corp.:
4.75%, 2/15/2028 (a)	294,000	236,788
4.75%, 4/1/2029 (a)	144,000	112,769
Taylor Morrison Communities, Inc.:
5.13%, 8/1/2030 (a)	171,000	141,945
5.75%, 1/15/2028 (a)	178,000	159,901
5.88%, 6/15/2027 (a)	261,000	241,107
6.63%, 7/15/2027 (a)	249,000	243,320
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.:
5.63%, 3/1/2024 (a)	133,000	129,776
5.88%, 4/15/2023 (a)	216,000	215,253
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	124,000	98,189
TRI Pointe Group, Inc.:
5.25%, 6/1/2027	123,000	107,754
5.70%, 6/15/2028	193,000	167,287
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	306,000	298,442
Williams Scotsman International, Inc. 4.63%, 8/15/2028 (a)	197,000	170,291
Winnebago Industries,Inc. 6.25%, 7/15/2028 (a)	273,000	249,418
		8,995,037
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc.:
3.88%, 10/15/2031 (a)	314,000	235,393
4.00%, 4/15/2029 (a)	551,000	444,542
		679,935
HOUSEHOLD PRODUCTS & WARES — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	398,000	326,730
Central Garden & Pet Co.:
4.13%, 10/15/2030 (b)	250,000	207,265
4.13%, 4/30/2031 (a)	193,000	155,299
5.13%, 2/1/2028	112,000	100,418
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.:
5.00%, 12/31/2026 (a) (b)	356,000	304,654
7.00%, 12/31/2027 (a) (b)	296,000	220,446
Spectrum Brands, Inc.:
3.88%, 3/15/2031 (a)	217,000	175,093
5.00%, 10/1/2029 (a)	102,000	88,392
5.50%, 7/15/2030 (a)	156,000	141,416
Security Description	Principal Amount	Value
5.75%, 7/15/2025	$ 242,000	$ 239,481
		1,959,194
HOUSEWARES — 0.4%
American Greetings Corp. 8.75%, 4/15/2025 (a)	277,000	267,754
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	296,000	262,771
Newell Brands, Inc.:
4.10%, 4/1/2023	330,000	327,238
4.45%, 4/1/2026	756,000	719,765
4.88%, 6/1/2025	217,000	214,042
5.63%, 4/1/2036	211,000	182,488
5.75%, 4/1/2046	352,000	284,796
Scotts Miracle-Gro Co.:
4.00%, 4/1/2031	195,000	147,280
4.38%, 2/1/2032	174,000	132,163
4.50%, 10/15/2029	242,000	198,493
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a)	358,000	250,049
		2,986,839
INSURANCE — 1.2%
Acrisure LLC/Acrisure Finance, Inc.:
4.25%, 2/15/2029 (a)	333,000	269,730
6.00%, 8/1/2029 (a)	249,000	195,236
7.00%, 11/15/2025 (a)	486,000	438,129
10.13%, 8/1/2026 (a)	268,000	261,809
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/2027 (a)	366,000	319,599
5.88%, 11/1/2029 (a)	216,000	179,263
6.75%, 10/15/2027 (a)	678,000	601,128
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	405,000	334,437
Assurant, Inc. 3 Month USD LIBOR + 4.14%, 7.00%, 3/27/2048 (c)	183,000	179,743
AssuredPartners, Inc.:
5.63%, 1/15/2029 (a)	307,000	248,268
7.00%, 8/15/2025 (a)	211,000	199,340
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	372,000	290,138
Enstar Finance LLC:
5 Year CMT + 4.01%, 5.50%, 1/15/2042 (c)	234,000	192,336
5 Year CMT + 5.47%, 5.75%, 9/1/2040 (c)	111,000	101,080
Genworth Holdings, Inc.:
6.50%, 6/15/2034	211,000	167,199
Series ., 4.80%, 2/15/2024	17,000	16,991
Global Atlantic Fin Co. 5 Year CMT + 3.80%, 4.70%, 10/15/2051 (a) (c)	446,000	362,415

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	$ 228,000	$ 214,192
HUB International, Ltd.:
5.63%, 12/1/2029 (a) (b)	460,000	385,411
7.00%, 5/1/2026 (a)	724,000	683,615
Liberty Mutual Group, Inc.:
4.30%, 2/1/2061 (a)	315,000	215,469
7.80%, 3/7/2087 (a) (b)	141,000	161,743
5 Year USD + 3.32%, 4.13%, 12/15/2051 (a) (c)	314,000	251,545
MGIC Investment Corp. 5.25%, 8/15/2028	456,000	408,439
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	263,000	259,907
ProAssurance Corp. 5.30%, 11/15/2023	100,000	99,906
Radian Group, Inc.:
4.50%, 10/1/2024	302,580	287,097
4.88%, 3/15/2027	199,000	179,538
6.63%, 3/15/2025	424,000	417,263
Ryan Specialty Group LLC 4.38%, 2/1/2030 (a)	257,000	223,649
USI, Inc. 6.88%, 5/1/2025 (a)	369,000	356,369
		8,500,984
INTERNET — 1.3%
Acuris Finance Us, Inc./Acuris Finance SARL 5.00%, 5/1/2028 (a)	275,000	227,862
ANGI Group LLC 3.88%, 8/15/2028 (a) (b)	256,000	194,834
Arches Buyer, Inc.:
4.25%, 6/1/2028 (a)	384,000	313,394
6.13%, 12/1/2028 (a) (b)	426,000	347,723
Cablevision Lightpath LLC:
3.88%, 9/15/2027 (a)	50,000	41,144
5.63%, 9/15/2028 (a)	130,000	101,257
Cars.com, Inc. 6.38%, 11/1/2028 (a)	241,000	202,936
Cogent Communications Group, Inc.:
3.50%, 5/1/2026 (a)	104,000	95,540
7.00%, 6/15/2027 (a)	285,000	272,657
Endurance International Group Holdings, Inc. 6.00%, 2/15/2029 (a)	345,000	249,859
Getty Images, Inc. 9.75%, 3/1/2027 (a)	110,000	105,038
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (a)	378,000	318,873
5.25%, 12/1/2027 (a)	196,000	181,937
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	353,000	244,858
ION Trading Technologies Sarl 5.75%, 5/15/2028 (a)	211,000	167,859
Security Description	Principal Amount	Value
Match Group Holdings II LLC:
3.63%, 10/1/2031 (a) (b)	$ 316,000	$ 249,036
4.13%, 8/1/2030 (a) (b)	199,000	167,409
4.63%, 6/1/2028 (a)	218,000	197,628
5.00%, 12/15/2027 (a)	180,000	167,438
5.63%, 2/15/2029 (a) (b)	241,000	225,304
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	456,000	374,298
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75%, 4/30/2027 (a)	326,000	270,430
6.00%, 2/15/2028 (a) (b)	63,000	46,195
10.75%, 6/1/2028 (a)	71,000	63,853
NortonLifeLock, Inc. 5.00%, 4/15/2025 (a)	491,000	479,633
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	523,000	394,912
Rakuten Group, Inc.:
5 Year CMT + 4.58%, 5.13%, 4/22/2026 (a) (b) (c)	304,000	247,058
5 Year CMT + 4.96%, 6.25%, 4/22/2031 (a) (b) (c)	596,000	476,734
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	293,000	285,206
Twitter, Inc.:
3.88%, 12/15/2027 (a)	171,000	161,344
5.00%, 3/1/2030 (a) (b)	407,000	386,162
Uber Technologies, Inc.:
4.50%, 8/15/2029 (a)	699,000	575,011
6.25%, 1/15/2028 (a) (b)	226,000	208,944
7.50%, 5/15/2025 (a)	513,000	511,466
7.50%, 9/15/2027 (a)	619,000	599,669
		9,153,501
INVESTMENT COMPANY SECURITY — 0.5%
Compass Group Diversified Holdings LLC:
5.00%, 1/15/2032 (a)	182,000	141,436
5.25%, 4/15/2029 (a)	540,000	447,325
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	366,000	369,170
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.38%, 2/1/2029	456,000	368,635
4.75%, 9/15/2024	550,000	515,779
5.25%, 5/15/2027	794,000	702,738
6.25%, 5/15/2026	666,000	623,289
6.38%, 12/15/2025	409,000	387,752
		3,556,124
IRON/STEEL — 0.7%
Allegheny Technologies, Inc.:
4.88%, 10/1/2029	119,000	96,196
5.13%, 10/1/2031	206,000	161,533
5.88%, 12/1/2027 (b)	161,000	141,319

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	$ 425,000	$ 370,855
Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/2029 (a)	231,000	215,985
Carpenter Technology Corp.:
6.38%, 7/15/2028	321,000	286,553
7.63%, 3/15/2030	141,000	130,082
Cleveland-Cliffs Steel Corp. 7.00%, 3/15/2027	240	237
Cleveland-Cliffs, Inc.:
4.63%, 3/1/2029 (a) (b)	123,000	108,529
4.88%, 3/1/2031 (a) (b)	244,000	215,008
5.88%, 6/1/2027	404,000	380,326
6.25%, 10/1/2040	320,000	270,554
6.75%, 3/15/2026 (a)	430,000	426,745
Commercial Metals Co.:
3.88%, 2/15/2031	118,000	94,677
4.13%, 1/15/2030	110,000	92,972
4.38%, 3/15/2032	113,000	93,129
4.88%, 5/15/2023 (b)	36,000	35,774
Infrabuild Australia Pty, Ltd. 12.00%, 10/1/2024 (a)	144,000	140,531
Mineral Resources, Ltd.:
8.00%, 11/1/2027 (a)	594,000	580,261
8.13%, 5/1/2027 (a)	351,000	348,115
8.50%, 5/1/2030 (a)	95,000	92,796
TMS International Corp. 6.25%, 4/15/2029 (a)	368,000	268,901
United States Steel Corp.:
6.65%, 6/1/2037 (b)	270,000	211,464
6.88%, 3/1/2029 (b)	396,000	342,564
		5,105,106
LEISURE TIME — 2.0%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2049 (a) (d) (f)	50,000	280
Carnival Corp.:
4.00%, 8/1/2028 (a) (b)	1,103,000	904,802
5.75%, 3/1/2027 (a)	1,846,000	1,333,532
6.00%, 5/1/2029 (a)	932,000	652,568
7.63%, 3/1/2026 (a)	973,000	759,563
9.88%, 8/1/2027 (a)	647,000	630,722
10.50%, 2/1/2026 (a)	505,000	502,763
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	154,000	135,485
Life Time, Inc.:
5.75%, 1/15/2026 (a)	419,000	376,543
8.00%, 4/15/2026 (a) (b)	285,000	254,499
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	159,000	136,401
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	292,000	199,967
Security Description	Principal Amount	Value
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a) (b)	$ 413,000	$ 347,102
5.88%, 3/15/2026 (a)	698,000	547,630
5.88%, 2/15/2027 (a)	632,000	540,366
7.75%, 2/15/2029 (a) (b)	323,000	245,722
NCL Finance, Ltd. 6.13%, 3/15/2028 (a) (b)	258,000	187,713
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028 (b)	267,000	169,964
4.25%, 7/1/2026 (a)	354,000	251,414
5.38%, 7/15/2027 (a)	477,000	346,464
5.50%, 8/31/2026 (a)	458,000	336,616
5.50%, 4/1/2028 (a) (b)	855,000	594,174
7.50%, 10/15/2027	206,000	159,535
9.13%, 6/15/2023 (a)	551,000	546,983
10.88%, 6/1/2023 (a)	965,000	967,895
11.50%, 6/1/2025 (a)	718,000	737,443
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	308,000	231,635
6.25%, 5/15/2025 (a)	38,000	32,118
7.00%, 2/15/2029 (a) (b)	210,000	157,515
13.00%, 5/15/2025 (a)	492,000	504,763
Viking Ocean Cruises Ship VII, Ltd. 5.63%, 2/15/2029 (a)	281,000	224,305
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	273,000	206,838
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	351,000	281,758
		13,505,078
LODGING — 1.9%
Arrow Bidco LLC 9.50%, 3/15/2024 (a)	158,000	155,241
Boyd Gaming Corp.:
4.75%, 12/1/2027 (b)	416,000	376,538
4.75%, 6/15/2031 (a)	350,000	296,187
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	294,000	238,234
Genting New York LLC/GENNY Capital, Inc. 3.30%, 2/15/2026 (a)	325,000	292,025
Hilton Domestic Operating Co., Inc.:
3.63%, 2/15/2032 (a)	813,000	647,010
3.75%, 5/1/2029 (a)	416,000	354,091
4.00%, 5/1/2031 (a)	563,000	467,571
4.88%, 1/15/2030	395,000	356,803
5.38%, 5/1/2025 (a)	433,000	425,202
5.75%, 5/1/2028 (a)	253,000	241,458
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc:
4.88%, 7/1/2031 (a)	241,000	183,647
5.00%, 6/1/2029 (a)	333,000	269,840

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027	$ 224,000	$ 211,062
Las Vegas Sands Corp.:
2.90%, 6/25/2025	250,000	223,123
3.20%, 8/8/2024	845,000	798,880
3.50%, 8/18/2026	560,000	489,798
3.90%, 8/8/2029	273,000	223,500
Marriott Ownership Resorts, Inc.:
4.50%, 6/15/2029 (a)	227,000	189,282
4.75%, 1/15/2028	434,000	381,009
6.13%, 9/15/2025 (a)	150,000	148,631
MGM Resorts International:
4.63%, 9/1/2026	234,000	207,675
4.75%, 10/15/2028	301,000	253,343
5.50%, 4/15/2027	327,000	295,117
5.75%, 6/15/2025	514,000	490,022
6.00%, 3/15/2023	214,000	213,673
6.75%, 5/1/2025	509,000	500,383
Station Casinos LLC:
4.50%, 2/15/2028 (a)	128,000	108,188
4.63%, 12/1/2031 (a)	242,000	188,963
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp. 5.88%, 5/15/2025 (a)	170,000	157,274
Travel & Leisure Co. 4.50%, 12/1/2029 (a)	374,000	296,219
Travel + Leisure Co.:
3.90%, 3/1/2023	50,000	49,376
4.63%, 3/1/2030 (a)	291,000	225,548
5.65%, 4/1/2024	140,000	137,411
6.00%, 4/1/2027	285,000	256,409
6.60%, 10/1/2025	156,000	151,813
6.63%, 7/31/2026 (a)	327,000	312,321
Universal Entertainment Corp. 8.50%, 12/11/2024 (a)	548,000	532,283
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	155,000	135,644
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a)	386,000	370,695
5.50%, 3/1/2025 (a)	857,000	784,429
REGS, 5.25%, 5/15/2027 (a) (b)	566,000	484,694
		13,120,612
MACHINERY, CONSTRUCTION & MINING — 0.2%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (a)	243,000	216,472
4.13%, 4/15/2029 (a)	345,000	305,687
Manitowoc Co., Inc. 9.00%, 4/1/2026 (a) (b)	269,000	250,536
Security Description	Principal Amount	Value
Terex Corp. 5.00%, 5/15/2029 (a)	$ 279,000	$ 239,965
Vertiv Group Corp. 4.13%, 11/15/2028 (a) (b)	375,000	305,336
Weir Group PLC 2.20%, 5/13/2026 (a)	323,000	283,010
		1,601,006
MACHINERY-DIVERSIFIED — 0.5%
ATS Automation Tooling Systems, Inc. 4.13%, 12/15/2028 (a) (b)	164,000	138,439
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a) (b)	306,000	286,370
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	258,000	215,288
Granite US Holdings Corp. 11.00%, 10/1/2027 (a)	331,000	311,792
Husky III Holding, Ltd. 13.00%, 2/15/2025 (a)	198,000	194,171
Maxim Crane Works Holdings Capital LLC 10.13%, 8/1/2024 (a)	91,000	86,801
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	317,000	276,674
OT Merger Corp. 7.88%, 10/15/2029 (a)	323,000	186,410
Redwood Star Merger Sub, Inc. 8.75%, 4/1/2030 (a) (b)	226,000	190,936
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (a)	174,000	167,458
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	308,000	284,398
TK Elevator Holdco GmbH 7.63%, 7/15/2028 (a) (b)	283,000	253,978
TK Elevator US Newco, Inc. 5.25%, 7/15/2027 (a)	631,000	563,521
Welbilt, Inc. 9.50%, 2/15/2024	92,000	92,083
		3,248,319
MEDIA — 7.9%
Altice Financing SA:
5.00%, 1/15/2028 (a)	714,000	576,055
5.75%, 8/15/2029 (a)	1,090,000	874,376
AMC Networks, Inc.:
4.25%, 2/15/2029 (b)	414,000	336,040
4.75%, 8/1/2025	496,000	461,116
5.00%, 4/1/2024	384,000	372,910
Audacy Capital Corp.:
6.50%, 5/1/2027 (a)	391,000	237,583
6.75%, 3/31/2029 (a) (b)	473,000	252,875
Beasley Mezzanine Holdings LLC 8.63%, 2/1/2026 (a) (b)	340,000	254,072
Block Communications, Inc. 4.88%, 3/1/2028 (a)	129,000	109,939

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Cable One, Inc. 4.00%, 11/15/2030 (a) (b)	$ 230,000	$ 188,860
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	311,000	309,178
4.25%, 2/1/2031 (a)	1,975,000	1,621,850
4.25%, 1/15/2034 (a)	959,000	742,400
4.50%, 8/15/2030 (a)	1,302,000	1,088,081
4.50%, 5/1/2032	1,664,000	1,347,191
4.50%, 6/1/2033 (a)	748,000	594,922
4.75%, 3/1/2030 (a)	1,812,000	1,549,840
4.75%, 2/1/2032 (a)	647,000	532,688
5.00%, 2/1/2028 (a)	1,237,000	1,137,434
5.13%, 5/1/2027 (a)	1,606,000	1,515,422
5.38%, 6/1/2029 (a)	970,000	883,786
5.50%, 5/1/2026 (a)	120,000	117,205
Cengage Learning, Inc. 9.50%, 6/15/2024 (a) (b)	356,000	329,371
CSC Holdings LLC:
3.38%, 2/15/2031 (a)	334,000	247,845
4.50%, 11/15/2031 (a)	654,000	504,960
4.63%, 12/1/2030 (a)	1,208,000	809,130
5.00%, 11/15/2031 (a)	524,000	351,866
5.25%, 6/1/2024	530,000	496,048
5.38%, 2/1/2028 (a)	629,000	549,746
5.50%, 4/15/2027 (a)	667,000	604,989
5.75%, 1/15/2030 (a)	1,226,000	891,940
6.50%, 2/1/2029 (a)	1,259,000	1,145,249
7.50%, 4/1/2028 (a)	557,000	470,002
4.13%, 12/1/2030 (a) (b)	546,000	425,580
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a) (b)	229,000	211,051
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.38%, 8/15/2026 (a)	1,522,000	388,338
6.63%, 8/15/2027 (a)	603,000	72,077
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	2,021,000	1,724,196
DISH DBS Corp.:
5.00%, 3/15/2023 (b)	487,000	466,575
5.13%, 6/1/2029	780,000	473,990
5.25%, 12/1/2026 (a)	1,456,000	1,140,980
5.75%, 12/1/2028 (a)	1,205,000	891,857
5.88%, 11/15/2024	1,084,000	919,145
7.38%, 7/1/2028	529,000	359,805
7.75%, 7/1/2026	1,061,000	823,474
Gannett Holdings LLC 6.00%, 11/1/2026 (a) (b)	358,000	299,614
GCI LLC 4.75%, 10/15/2028 (a)	189,000	163,995
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	662,000	530,295
Security Description	Principal Amount	Value
Gray Television, Inc.:
4.75%, 10/15/2030 (a)	$ 435,000	$ 340,514
5.88%, 7/15/2026 (a)	419,000	392,251
7.00%, 5/15/2027 (a)	480,000	462,557
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a) (b)	308,000	253,786
5.25%, 8/15/2027 (a)	430,000	368,033
6.38%, 5/1/2026	472,000	437,365
8.38%, 5/1/2027 (b)	871,000	696,016
LCPR Senior Secured Financing DAC:
5.13%, 7/15/2029 (a)	273,000	228,941
6.75%, 10/15/2027 (a)	693,000	646,077
Liberty Interactive LLC:
8.25%, 2/1/2030 (b)	482,000	319,556
8.50%, 7/15/2029 (b)	404,000	281,358
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	784,000	672,939
8.00%, 8/1/2029 (a)	208,000	168,536
Midcontinent Communications/Midcontinent Finance Corp. 5.38%, 8/15/2027 (a)	136,000	126,213
News Corp.:
3.88%, 5/15/2029 (a)	441,000	382,043
5.13%, 2/15/2032 (a) (b)	219,000	194,380
Nexstar Media, Inc.:
4.75%, 11/1/2028 (a)	467,000	407,981
5.63%, 7/15/2027 (a)	887,000	818,923
Paramount Global:
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (c)	454,000	397,141
5 Year CMT + 4.00%, 6.38%, 3/30/2062 (c)	554,000	494,744
Quebecor Media, Inc. 5.75%, 1/15/2023	149,000	149,200
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	463,200	400,024
6.50%, 9/15/2028 (a)	587,000	454,180
Scripps Escrow II, Inc.:
3.88%, 1/15/2029 (a)	307,000	254,758
5.38%, 1/15/2031 (a)	131,000	104,585
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	362,000	316,909
Sinclair Television Group, Inc.:
4.13%, 12/1/2030 (a)	320,000	253,923
5.13%, 2/15/2027 (a) (b)	142,000	119,974
5.50%, 3/1/2030 (a) (b)	247,000	182,797
Sirius XM Radio, Inc.:
3.13%, 9/1/2026 (a)	491,000	438,979
3.88%, 9/1/2031 (a)	750,000	597,232
4.00%, 7/15/2028 (a)	944,000	816,815
4.13%, 7/1/2030 (a)	729,000	608,788
5.00%, 8/1/2027 (a)	689,000	639,165

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
5.50%, 7/1/2029 (a)	$ 712,000	$ 653,310
Spanish Broadcasting System, Inc. 9.75%, 3/1/2026 (a)	240,000	190,538
TEGNA, Inc.:
4.63%, 3/15/2028	443,000	414,325
4.75%, 3/15/2026 (a)	265,000	256,724
5.00%, 9/15/2029	547,000	517,303
Telenet Finance Luxembourg Notes SARL 5.50%, 3/1/2028 (a)	600,000	529,440
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	467,000	421,589
Univision Communications, Inc.:
4.50%, 5/1/2029 (a)	427,000	368,984
5.13%, 2/15/2025 (a)	866,000	816,846
6.63%, 6/1/2027 (a)	783,000	746,684
7.38%, 6/30/2030 (a)	118,000	115,344
UPC Broadband Finco B.V. 4.88%, 7/15/2031 (a)	478,000	389,154
UPC Holding B.V. 5.50%, 1/15/2028 (a)	397,000	332,424
Urban One, Inc. 7.38%, 2/1/2028 (a)	486,000	416,385
Videotron, Ltd.:
3.63%, 6/15/2029 (a) (b)	396,000	326,890
5.13%, 4/15/2027 (a)	329,000	306,184
5.38%, 6/15/2024 (a)	297,000	296,985
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	369,000	292,429
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a)	647,000	535,781
5.50%, 5/15/2029 (a)	1,030,000	922,828
Virgin Media Vendor Financing Notes IV DAC 5.00%, 7/15/2028 (a)	147,000	122,714
VZ Secured Financing BV 5.00%, 1/15/2032 (a)	676,000	561,087
Ziggo B.V. 4.88%, 1/15/2030 (a)	377,000	319,579
Ziggo Bond Co. B.V.:
5.13%, 2/28/2030 (a)	193,000	151,385
6.00%, 1/15/2027 (a)	472,000	420,731
		54,248,267
METAL FABRICATE & HARDWARE — 0.1%
Advanced Drainage System Co. 6.38%, 6/15/2030 (a)	134,000	130,943
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	50,000	46,234
Park-Ohio Industries, Inc. 6.63%, 4/15/2027 (b)	223,000	178,554
Security Description	Principal Amount	Value
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	$ 130,000	$ 111,218
		466,949
MINING — 1.3%
Alcoa Nederland Holding B.V.:
4.13%, 3/31/2029 (a) (b)	176,000	157,585
5.50%, 12/15/2027 (a)	423,000	400,814
6.13%, 5/15/2028 (a)	189,000	183,942
Arconic Corp.:
6.00%, 5/15/2025 (a)	447,000	438,230
6.13%, 2/15/2028 (a)	461,000	428,274
Century Aluminum Co. 7.50%, 4/1/2028 (a)	99,000	89,175
Coeur Mining, Inc. 5.13%, 2/15/2029 (a) (b)	203,000	136,952
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	283,000	256,234
Constellium SE:
3.75%, 4/15/2029 (a) (b)	263,000	209,485
5.63%, 6/15/2028 (a)	40,000	36,198
5.88%, 2/15/2026 (a)	275,000	256,924
Eldorado Gold Corp. 6.25%, 9/1/2029 (a) (b)	336,000	274,041
FMG Resources August 2006 Pty Ltd. 6.13%, 4/15/2032 (a)	256,000	230,587
FMG Resources August 2006 Pty, Ltd.:
4.38%, 4/1/2031 (a)	1,005,000	826,743
4.50%, 9/15/2027 (a)	297,000	269,228
5.13%, 5/15/2024 (a)	438,000	424,229
FMG Resources August Pty. Ltd. 5.88%, 4/15/2030 (a)	386,000	350,878
Hecla Mining Co. 7.25%, 2/15/2028	268,000	249,819
Hudbay Minerals, Inc.:
4.50%, 4/1/2026 (a)	353,000	295,461
6.13%, 4/1/2029 (a)	270,000	218,935
IAMGOLD Corp. 5.75%, 10/15/2028 (a)	237,000	157,325
JW Aluminum Continuous Cast Co. 10.25%, 6/1/2026 (a)	517,000	528,395
Kaiser Aluminum Corp.:
4.50%, 6/1/2031 (a)	195,000	149,308
4.63%, 3/1/2028 (a)	369,000	308,897
New Gold, Inc. 7.50%, 7/15/2027 (a)	229,000	199,127
Novelis Corp.:
3.25%, 11/15/2026 (a)	439,000	372,175
3.88%, 8/15/2031 (a)	355,000	273,449
4.75%, 1/30/2030 (a)	784,000	651,959

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Perenti Finance Pty, Ltd. 6.50%, 10/7/2025 (a) (b)	$ 392,000	$ 373,972
Taseko Mines, Ltd. 7.00%, 2/15/2026 (a)	273,000	234,444
		8,982,785
MISCELLANEOUS MANUFACTURER — 0.4%
Amsted Industries, Inc.:
4.63%, 5/15/2030 (a)	223,000	193,479
5.63%, 7/1/2027 (a)	195,000	185,390
EnPro Industries, Inc. 5.75%, 10/15/2026	15,000	14,615
FXI Holdings, Inc.:
7.88%, 11/1/2024 (a)	434,000	376,621
12.25%, 11/15/2026 (a)	422,000	374,555
Gates Global LLC/Gates Corp. 6.25%, 1/15/2026 (a)	314,000	291,910
Hillenbrand, Inc.:
3.75%, 3/1/2031	164,000	133,496
5.00%, 9/15/2026	191,000	180,638
5.75%, 6/15/2025	182,000	185,593
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	470,000	415,377
Trinity Industries, Inc. 4.55%, 10/1/2024	162,000	158,413
		2,510,087
OFFICE & BUSINESS EQUIPMENT — 0.3%
Pitney Bowes, Inc.:
6.88%, 3/15/2027 (a) (b)	470,000	374,275
7.25%, 3/15/2029 (a) (b)	309,000	233,644
Xerox Corp.:
3.80%, 5/15/2024	321,000	309,502
4.80%, 3/1/2035	366,000	278,098
6.75%, 12/15/2039	283,000	239,701
Xerox Holdings Corp.:
5.00%, 8/15/2025 (a)	403,000	374,798
5.50%, 8/15/2028 (a)	471,000	395,484
		2,205,502
OFFICE FURNISHINGS — 0.1%
Interface, Inc. 5.50%, 12/1/2028 (a)	155,000	132,545
Steelcase, Inc. 5.13%, 1/18/2029	291,000	270,933
		403,478
OIL & GAS — 6.8%
Aethon United BR L.P./Aethon United Finance Corp. 8.25%, 2/15/2026 (a)	399,000	388,091
Antero Resources Corp.:
5.38%, 3/1/2030 (a)	170,000	155,453
7.63%, 2/1/2029 (a)	282,000	287,871
8.38%, 7/15/2026 (a)	349,000	368,917
Apache Corp.:
4.25%, 1/15/2030 (b)	226,000	201,497
Security Description	Principal Amount	Value
4.38%, 10/15/2028	$ 366,000	$ 331,936
4.75%, 4/15/2043	248,000	193,819
4.88%, 11/15/2027	239,000	218,907
5.10%, 9/1/2040	647,000	546,437
5.25%, 2/1/2042	108,000	89,913
5.35%, 7/1/2049	225,000	178,783
6.00%, 1/15/2037	272,000	251,113
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
5.88%, 6/30/2029 (a)	145,000	128,309
7.00%, 11/1/2026 (a)	425,000	396,330
8.25%, 12/31/2028 (a)	154,000	148,284
9.00%, 11/1/2027 (a)	26,000	33,081
Athabasca Oil Corp. 9.75%, 11/1/2026 (a)	119,000	124,735
Baytex Energy Corp. 8.75%, 4/1/2027 (a) (b)	289,000	288,304
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	208,000	188,296
California Resources Corp. 7.13%, 2/1/2026 (a)	221,000	214,379
Callon Petroleum Co.:
6.13%, 10/1/2024	89,000	90,347
6.38%, 7/1/2026	121,000	111,429
7.50%, 6/15/2030	75,000	69,308
8.00%, 8/1/2028 (a) (b)	285,000	274,102
9.00%, 4/1/2025 (a)	321,000	341,939
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
8.13%, 1/15/2027 (a)	181,000	153,781
11.00%, 4/15/2025 (a)	326,000	310,192
Centennial Resource Production LLC:
5.38%, 1/15/2026 (a)	70,000	64,019
6.88%, 4/1/2027 (a) (b)	236,000	223,959
Chesapeake Energy Corp.:
5.50%, 2/1/2026 (a)	256,000	244,214
5.88%, 2/1/2029 (a)	178,000	167,827
6.75%, 4/15/2029 (a)	416,000	403,204
Civitas Resources, Inc. 5.00%, 10/15/2026 (a)	381,000	341,944
CNX Resources Corp.:
6.00%, 1/15/2029 (a) (b)	142,000	132,060
7.25%, 3/14/2027 (a)	632,000	620,226
Colgate Energy Partners III LLC:
5.88%, 7/1/2029 (a)	278,000	243,553
7.75%, 2/15/2026 (a)	261,000	250,051
Comstock Resources, Inc.:
5.88%, 1/15/2030 (a)	390,000	337,401
6.75%, 3/1/2029 (a)	789,000	708,483
Crescent Energy Finance LLC 7.25%, 5/1/2026 (a)	292,000	265,813

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
CrownRock L.P./CrownRock Finance, Inc.:
5.00%, 5/1/2029 (a)	$ 215,000	$ 192,975
5.63%, 10/15/2025 (a)	748,000	708,431
CVR Energy, Inc.:
5.25%, 2/15/2025 (a)	561,000	515,733
5.75%, 2/15/2028 (a)	129,000	115,981
Earthstone Energy Holdings LLC 8.00%, 4/15/2027 (a) (b)	256,000	242,278
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	239,000	226,268
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.75%, 1/30/2028 (a)	490,000	466,735
6.63%, 7/15/2025 (a)	305,000	306,848
Energean PLC 6.50%, 4/30/2027 (a)	135,000	119,931
Energy Ventures Gom LLC/EnVen Finance Corp. 11.75%, 4/15/2026 (a)	86,000	86,678
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	513,000	484,621
Global Marine, Inc. 7.00%, 6/1/2028	208,000	126,424
Gran Tierra Energy, Inc. 7.75%, 5/23/2027 (a)	130,000	114,342
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	353,000	347,829
Harbour Energy PLC 5.50%, 10/15/2026 (a)	316,000	288,619
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.75%, 2/1/2029 (a)	290,000	253,112
6.00%, 2/1/2031 (a)	507,000	438,869
6.25%, 11/1/2028 (a)	303,000	281,787
Hilcorp Energy I LP/Hilcorp Finance Co.:
6.00%, 4/15/2030 (a)	176,000	154,964
6.25%, 4/15/2032 (a)	201,000	175,728
Ithaca Energy North Sea PLC 9.00%, 7/15/2026 (a) (b)	490,000	456,533
Laredo Petroleum, Inc.:
7.75%, 7/31/2029 (a) (b)	323,000	291,556
9.50%, 1/15/2025	399,000	397,005
10.13%, 1/15/2028	167,000	167,090
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	236,000	221,705
Matador Resources Co. 5.88%, 9/15/2026	799,000	769,884
MEG Energy Corp.:
5.88%, 2/1/2029 (a)	368,000	336,466
7.13%, 2/1/2027 (a)	641,000	646,654
Security Description	Principal Amount	Value
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	$ 355,000	$ 317,839
10.50%, 5/15/2027 (a) (b)	254,000	244,277
Murphy Oil Corp.:
5.75%, 8/15/2025	198,000	196,188
5.88%, 12/1/2027 (b)	230,000	214,634
6.13%, 12/1/2042	358,000	272,717
6.38%, 7/15/2028	285,000	263,659
7.05%, 5/1/2029	186,000	176,557
Nabors Industries, Inc.:
5.75%, 2/1/2025 (b)	283,000	252,470
7.38%, 5/15/2027 (a)	431,000	406,002
Nabors Industries, Ltd.:
7.25%, 1/15/2026 (a)	258,000	228,996
7.50%, 1/15/2028 (a)	122,000	105,138
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	436,000	419,541
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	418,000	393,459
Oasis Petroleum, Inc. 6.38%, 6/1/2026 (a)	165,000	152,673
Occidental Petroleum Corp.:
0.01%, 10/10/2036	943,000	467,860
2.90%, 8/15/2024	80,000	77,326
3.50%, 8/15/2029 (b)	367,000	327,878
4.10%, 2/15/2047	241,000	186,146
4.20%, 3/15/2048	279,000	216,644
4.30%, 8/15/2039	148,000	121,270
4.40%, 4/15/2046	309,000	250,293
4.40%, 8/15/2049	205,000	164,113
4.63%, 6/15/2045	309,000	251,634
5.50%, 12/1/2025	333,000	328,664
5.55%, 3/15/2026	566,000	562,978
5.88%, 9/1/2025	442,000	439,852
6.13%, 1/1/2031 (b)	563,000	571,242
6.20%, 3/15/2040	393,000	388,984
6.38%, 9/1/2028	165,000	167,261
6.45%, 9/15/2036	811,000	844,738
6.60%, 3/15/2046	614,000	651,761
6.63%, 9/1/2030	812,000	836,539
6.95%, 7/1/2024	291,000	300,257
7.50%, 5/1/2031	418,000	450,395
7.88%, 9/15/2031	287,000	315,028
7.95%, 6/15/2039	228,000	257,640
8.00%, 7/15/2025	174,000	183,413
8.50%, 7/15/2027	293,000	322,455
8.88%, 7/15/2030	604,000	694,298
Par Petroleum LLC/Par Petroleum Finance Corp. 7.75%, 12/15/2025 (a)	272,000	258,702
Parkland Corp.:
4.50%, 10/1/2029 (a)	439,000	357,583
4.63%, 5/1/2030 (a)	541,000	438,962
5.88%, 7/15/2027 (a)	217,000	196,945

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028	$ 206,000	$ 171,190
5.15%, 11/15/2029	194,000	166,237
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025	396,000	370,026
9.25%, 5/15/2025 (a)	614,000	643,073
6.00%, 2/15/2028	471,000	399,177
PDC Energy, Inc.:
5.75%, 5/15/2026	311,000	290,396
6.13%, 9/15/2024	62,000	61,626
Penn Virginia Holdings LLC 9.25%, 8/15/2026 (a)	344,000	331,189
Petrofac, Ltd. 9.75%, 11/15/2026 (a)	602,000	465,057
Precision Drilling Corp.:
6.88%, 1/15/2029 (a)	371,000	330,127
7.13%, 1/15/2026 (a)	182,000	170,938
Range Resources Corp.:
4.75%, 2/15/2030 (a) (b)	221,000	198,595
4.88%, 5/15/2025	335,000	327,087
8.25%, 1/15/2029	443,000	453,473
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	184,000	167,436
SM Energy Co.:
5.63%, 6/1/2025 (b)	589,000	556,269
6.50%, 7/15/2028 (b)	300,000	278,157
6.63%, 1/15/2027 (b)	309,000	290,176
6.75%, 9/15/2026	286,000	269,861
Southwestern Energy Co.:
4.75%, 2/1/2032	500,000	427,700
5.38%, 2/1/2029	257,000	238,789
5.38%, 3/15/2030	592,000	544,693
5.95%, 1/23/2025	133,000	131,655
7.75%, 10/1/2027 (b)	307,000	314,377
8.38%, 9/15/2028	267,000	281,664
Strathcona Resources, Ltd. 6.88%, 8/1/2026 (a)	287,000	260,229
Sunoco L.P./Sunoco Finance Corp.:
4.50%, 5/15/2029	393,000	323,918
4.50%, 4/30/2030 (a)	367,000	298,371
5.88%, 3/15/2028	369,000	339,155
6.00%, 4/15/2027	263,000	250,805
Talos Production, Inc. 12.00%, 1/15/2026	344,000	358,059
Tap Rock Resources LLC 7.00%, 10/1/2026 (a)	230,000	220,138
Teine Energy, Ltd. 6.88%, 4/15/2029 (a)	272,000	255,060
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	172,217	159,621
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	168,510	154,665
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	181,875	162,196
Security Description	Principal Amount	Value
Transocean Sentry, Ltd. 5.38%, 5/15/2023 (a)	$ 169,647	$ 161,325
Transocean, Inc.:
6.80%, 3/15/2038	373,000	193,557
7.50%, 1/15/2026 (a)	268,000	189,696
7.50%, 4/15/2031	465,000	253,239
8.00%, 2/1/2027 (a)	373,000	250,373
11.50%, 1/30/2027 (a)	443,000	414,240
Ultra Resources, Inc. 11.00%, 7/12/2024 (d) (f)	16,577	850
Valaris, Ltd. 8.25%, 4/30/2028 (a)	70,000	67,820
Vantage Drilling International 9.25%, 11/15/2023 (a)	90,000	86,317
Vermilion Energy, Inc.:
5.63%, 3/15/2025 (a) (b)	273,000	257,545
6.88%, 5/1/2030 (a)	224,000	200,536
Viper Energy Partners L.P. 5.38%, 11/1/2027 (a)	168,000	161,604
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	508,000	484,429
		46,681,080
OIL & GAS SERVICES — 0.7%
Archrock Partners L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	431,000	379,935
6.88%, 4/1/2027 (a)	255,000	232,047
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	395,000	350,855
CGG SA 8.75%, 4/1/2027 (a) (b)	171,000	145,964
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a) (b)	413,000	382,463
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	151,000	143,085
KLX Energy Services Holdings, Inc. 11.50%, 11/1/2025 (a)	70,000	42,771
Nine Energy Service, Inc. 8.75%, 11/1/2023 (a)	48,000	30,614
Oceaneering International, Inc.:
4.65%, 11/15/2024 (b)	226,000	209,816
6.00%, 2/1/2028	355,000	305,371
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	201,600	195,027
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	190,800	180,136
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	359,000	326,586
6.88%, 9/1/2027	461,000	409,138
Weatherford International, Ltd.:
6.50%, 9/15/2028 (a)	240,000	215,347

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
8.63%, 4/30/2030 (a)	$ 779,000	$ 646,383
11.00%, 12/1/2024 (a)	413,000	415,854
Welltec International APS 8.25%, 10/15/2026 (a)	215,000	209,442
		4,820,834
PACKAGING & CONTAINERS — 2.3%
ARD Finance SA 6.50%, 6/30/2027 (a)	435,000	323,153
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.25%, 9/1/2028 (a) (b)	231,000	198,046
4.00%, 9/1/2029 (a)	471,000	377,695
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	809,200	685,587
5.25%, 4/30/2025 (a)	365,000	338,548
5.25%, 8/15/2027 (a)	341,000	238,888
5.25%, 8/15/2027 (a) (b)	609,000	427,134
Ball Corp.:
2.88%, 8/15/2030	796,000	643,184
3.13%, 9/15/2031	312,000	252,074
4.00%, 11/15/2023	506,000	501,168
4.88%, 3/15/2026	431,000	424,914
5.25%, 7/1/2025	584,000	585,104
Berry Global, Inc.:
4.50%, 2/15/2026 (a) (b)	396,000	368,442
5.63%, 7/15/2027 (a)	238,000	227,978
Cascades, Inc./Cascades USA, Inc. 5.38%, 1/15/2028 (a)	318,000	274,161
Clydesdale Acquisition Holdings, Inc.:
6.63%, 4/15/2029 (a)	166,000	156,151
8.75%, 4/15/2030 (a)	524,000	450,614
Crown Americas LLC 5.25%, 4/1/2030 (a)	241,000	227,174
Crown Americas LLC/Crown Americas Capital Corp.:
4.25%, 9/30/2026	62,000	57,550
4.75%, 2/1/2026	428,000	407,944
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	110,000	112,306
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a) (b)	359,000	287,828
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	197,000	170,405
3.50%, 3/1/2029 (a)	103,000	87,369
3.75%, 2/1/2030 (a) (b)	146,000	124,170
4.75%, 7/15/2027 (a)	255,000	241,327
Security Description	Principal Amount	Value
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	$ 560,000	$ 464,509
LABL, Inc.:
5.88%, 11/1/2028 (a)	41,000	33,144
6.75%, 7/15/2026 (a)	429,000	385,371
8.25%, 11/1/2029 (a) (b)	357,000	269,585
10.50%, 7/15/2027 (a)	633,000	532,625
Matthews International Corp. 5.25%, 12/1/2025 (a)	70,000	64,707
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	918,000	876,855
7.25%, 4/15/2025 (a) (b)	703,000	615,012
OI European Group B.V. 4.75%, 2/15/2030 (a)	146,000	123,576
Owens-Brockway Glass Container, Inc.:
5.38%, 1/15/2025 (a)	141,000	133,167
5.88%, 8/15/2023 (a)	273,000	270,303
6.38%, 8/15/2025 (a)	124,000	118,240
6.63%, 5/13/2027 (a) (b)	319,000	297,694
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (a)	246,000	209,142
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (a)	505,000	431,457
Pactiv LLC 7.95%, 12/15/2025	255,000	222,819
Sealed Air Corp.:
4.00%, 12/1/2027 (a)	230,000	207,340
5.00%, 4/15/2029 (a) (b)	141,000	133,445
5.13%, 12/1/2024 (a)	29,000	28,783
5.50%, 9/15/2025 (a)	198,000	197,768
6.88%, 7/15/2033 (a)	246,000	249,956
Silgan Holdings, Inc. 4.13%, 2/1/2028	192,000	172,366
Trident TPI Holdings, Inc.:
6.63%, 11/1/2025 (a)	66,000	59,020
9.25%, 8/1/2024 (a)	180,000	164,797
TriMas Corp. 4.13%, 4/15/2029 (a)	270,000	230,245
Trivium Packaging Finance B.V.:
5.50%, 8/15/2026 (a)	490,300	462,196
8.50%, 8/15/2027 (a)	274,000	258,141
		15,401,177
PHARMACEUTICALS — 2.4%
180 Medical, Inc. 3.88%, 10/15/2029 (a)	236,000	204,621

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
AdaptHealth LLC:
4.63%, 8/1/2029 (a)	$ 288,000	$ 236,768
5.13%, 3/1/2030 (a) (b)	178,000	149,654
6.13%, 8/1/2028 (a)	387,000	343,470
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a) (b)	921,000	645,980
9.25%, 4/1/2026 (a) (b)	937,000	670,217
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	591,000	462,523
5.00%, 1/30/2028 (a)	624,000	332,480
5.00%, 2/15/2029 (a)	396,000	205,718
5.25%, 1/30/2030 (a)	645,000	335,813
5.25%, 2/15/2031 (a)	728,000	373,821
5.50%, 11/1/2025 (a)	882,000	775,763
5.75%, 8/15/2027 (a)	425,000	352,521
6.13%, 2/1/2027 (a) (b)	550,000	468,743
6.25%, 2/15/2029 (a)	870,000	464,432
7.00%, 1/15/2028 (a)	519,000	297,128
7.25%, 5/30/2029 (a)	481,000	261,024
9.00%, 12/15/2025 (a)	902,000	666,362
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	456,000	429,693
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	248,000	210,091
Elanco Animal Health, Inc. 6.40%, 8/28/2028	376,000	359,749
Embecta Corp. 5.00%, 2/15/2030 (a)	140,000	118,370
EMBECTA Corp. 6.75%, 2/15/2030 (a)	191,000	172,607
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
5.88%, 10/15/2024 (a)	191,000	145,647
6.00%, 2/1/2025 (a)	87,000	6,046
9.50%, 7/31/2027 (a)	415,000	86,602
GMTN, 6.00%, 6/30/2028 (a)	581,000	46,190
Endo Luxembourg Finance Co. I SARL/Endo US, Inc. 6.13%, 4/1/2029 (a) (b)	695,000	526,240
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	491,000	442,926
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (a)	376,000	259,421
Horizon Therapeutics USA, Inc. 5.50%, 8/1/2027 (a)	214,000	206,394
Jazz Securities DAC 4.38%, 1/15/2029 (a)	520,000	464,266
Lannett Co., Inc. 7.75%, 4/15/2026 (a)	234,000	95,463
Security Description	Principal Amount	Value
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
10.00%, 6/15/2029	$ 12,382	$ 8,662
11.50%, 12/15/2028	350,000	344,260
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	196,000	168,078
Organon & Co./Organon Foreign Debt Co-Issuer BV:
4.13%, 4/30/2028 (a)	1,031,000	912,383
5.13%, 4/30/2031 (a)	962,000	830,254
Owens & Minor, Inc.:
4.50%, 3/31/2029 (a) (b)	201,000	164,068
6.63%, 4/1/2030 (a)	390,000	355,641
P&L Development LLC/PLD Finance Corp. 7.75%, 11/15/2025 (a)	296,000	210,503
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	1,124,000	854,251
Perrigo Finance Unlimited Co.:
3.90%, 12/15/2024	186,000	174,513
4.38%, 3/15/2026	535,000	506,131
4.40%, 6/15/2030	409,000	365,814
4.90%, 12/15/2044	175,000	126,761
PRA Health Sciences, Inc. 2.88%, 7/15/2026 (a)	154,000	137,095
Prestige Brands, Inc.:
3.75%, 4/1/2031 (a)	271,000	224,632
5.13%, 1/15/2028 (a)	133,000	123,743
		16,323,532
PIPELINES — 5.1%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (a)	327,000	293,254
5.75%, 3/1/2027 (a)	254,000	236,344
5.75%, 1/15/2028 (a)	513,000	467,302
7.88%, 5/15/2026 (a)	450,000	449,573
Blue Racer Midstream LLC/Blue Racer Finance Corp.:
6.63%, 7/15/2026 (a)	107,000	96,756
7.63%, 12/15/2025 (a)	305,000	290,653
Buckeye Partners L.P.:
3.95%, 12/1/2026	283,000	249,881
4.13%, 3/1/2025 (a)	260,000	239,325
4.13%, 12/1/2027	180,000	153,014
4.15%, 7/1/2023	60,000	58,357
4.35%, 10/15/2024	177,000	166,757
4.50%, 3/1/2028 (a)	273,000	230,996
5.60%, 10/15/2044	191,000	133,454
5.85%, 11/15/2043	691,000	495,053
Cheniere Energy Partners L.P.:
3.25%, 1/31/2032 (a)	544,000	428,813
4.00%, 3/1/2031	719,000	612,976

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.50%, 10/1/2029	$ 681,000	$ 608,426
Cheniere Energy, Inc. 4.63%, 10/15/2028	766,000	693,008
CNX Midstream Partners L.P. 4.75%, 4/15/2030 (a)	274,000	229,765
CQP Holdco L.P./BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	557,000	476,051
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	320,000	285,002
5.75%, 4/1/2025	324,000	305,629
6.00%, 2/1/2029 (a)	450,000	392,445
8.00%, 4/1/2029 (a)	328,000	304,637
DCP Midstream Operating L.P.:
3.25%, 2/15/2032	206,000	161,714
3.88%, 3/15/2023	121,000	119,924
5.13%, 5/15/2029	362,000	325,901
5.38%, 7/15/2025	239,000	233,503
5.60%, 4/1/2044	196,000	158,595
5.63%, 7/15/2027	249,000	241,470
6.45%, 11/3/2036 (a)	164,000	156,600
6.75%, 9/15/2037 (a)	266,000	252,894
8.13%, 8/16/2030	155,000	164,543
Delek Logistics Partners L.P./Delek Logistics Finance Corp. 7.13%, 6/1/2028 (a)	202,000	182,087
DT Midstream, Inc.:
4.13%, 6/15/2029 (a)	744,000	632,638
4.38%, 6/15/2031 (a)	440,000	367,814
EnLink Midstream LLC:
5.38%, 6/1/2029	594,000	520,433
5.63%, 1/15/2028 (a)	240,000	221,258
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	352,600	328,584
4.40%, 4/1/2024	424,000	414,235
4.85%, 7/15/2026	187,000	172,840
5.05%, 4/1/2045	264,000	179,406
5.45%, 6/1/2047	229,000	162,455
5.60%, 4/1/2044	318,000	229,615
EQM Midstream Partners L.P.:
4.00%, 8/1/2024	100,000	93,994
4.13%, 12/1/2026	295,000	256,098
4.50%, 1/15/2029 (a)	364,000	295,699
4.75%, 1/15/2031 (a) (b)	529,000	421,978
5.50%, 7/15/2028	442,000	382,865
6.00%, 7/1/2025 (a)	381,000	366,446
7.50%, 6/1/2027 (a)	421,000	405,583
7.50%, 6/1/2030	125,000	120,225
6.50%, 7/1/2027 (a)	476,000	442,785
6.50%, 7/15/2048	374,000	278,697
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	250,000	236,463
Security Description	Principal Amount	Value
Genesis Energy L.P./Genesis Energy Finance Corp.:
5.63%, 6/15/2024	$ 269,000	$ 252,179
6.25%, 5/15/2026	323,000	286,566
6.50%, 10/1/2025	199,000	181,898
7.75%, 2/1/2028	350,000	302,715
8.00%, 1/15/2027	709,000	627,444
Global Partners L.P./GLP Finance Corp.:
6.88%, 1/15/2029	296,000	250,899
7.00%, 8/1/2027	187,000	165,342
Harvest Midstream I L.P. 7.50%, 9/1/2028 (a)	430,000	408,324
Hess Midstream Operations L.P.:
4.25%, 2/15/2030 (a)	331,000	280,433
5.13%, 6/15/2028 (a) (b)	264,000	238,009
5.63%, 2/15/2026 (a)	351,000	334,384
Hess Midstream Operations LP 5.50%, 10/15/2030 (a)	236,000	212,265
Holly Energy Partners L.P./Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	337,000	288,991
Holly Energy Partners LP/Holly Energy Finance Corp. 6.38%, 4/15/2027 (a)	80,000	75,441
Howard Midstream Energy Partners LLC 6.75%, 1/15/2027 (a)	341,000	296,039
ITT Holdings LLC 6.50%, 8/1/2029 (a)	615,000	498,242
Kinetik Holdings LP 5.88%, 6/15/2030	256,000	244,093
Martin Midstream Partners L.P./Martin Midstream Finance Corp. 11.50%, 2/28/2025 (a)	241,000	238,048
New Fortress Energy, Inc.:
6.50%, 9/30/2026 (a)	809,000	735,688
6.75%, 9/15/2025 (a)	625,000	590,713
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/2026 (a)	1,268,000	1,141,137
NGL Energy Partners L.P./NGL Energy Finance Corp.:
6.13%, 3/1/2025 (b)	250,000	190,510
7.50%, 11/1/2023 (b)	270,000	245,025
7.50%, 4/15/2026 (b)	183,000	137,243
Northriver Midstream Finance L.P. 5.63%, 2/15/2026 (a)	428,000	390,332
NuStar Logistics L.P.:
5.63%, 4/28/2027	306,000	272,820
5.75%, 10/1/2025	276,000	258,099
6.00%, 6/1/2026	365,000	337,979
6.38%, 10/1/2030	330,000	287,724

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023 (b)	$ 641,000	$ 634,052
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	203,000	202,872
Rockies Express Pipeline LLC:
3.60%, 5/15/2025 (a)	1,000	898
4.80%, 5/15/2030 (a)	377,000	313,460
4.95%, 7/15/2029 (a)	293,000	250,597
6.88%, 4/15/2040 (a)	278,000	230,006
7.50%, 7/15/2038 (a)	276,000	245,601
Southeast Supply Header LLC 4.25%, 6/15/2024 (a)	319,000	277,265
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.:
5.75%, 4/15/2025	75,000	59,348
8.50%, 10/15/2026 (a)	330,000	297,073
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
5.50%, 1/15/2028 (a)	448,000	380,921
6.00%, 3/1/2027 (a)	343,000	306,210
6.00%, 12/31/2030 (a)	400,000	334,688
6.00%, 9/1/2031 (a)	336,000	278,047
7.50%, 10/1/2025 (a)	508,000	493,476
TransMontaigne Partners L.P./TLP Finance Corp. 6.13%, 2/15/2026	244,000	215,647
Venture Global Calcasieu Pass LLC:
3.88%, 8/15/2029 (a)	561,000	491,840
3.88%, 11/1/2033 (a)	463,000	381,882
4.13%, 8/15/2031 (a)	695,000	596,922
Western Midstream Operating L.P.:
3.60%, 2/1/2025	322,000	297,834
3.95%, 6/1/2025	183,000	172,710
4.50%, 3/1/2028	339,000	305,998
4.55%, 2/1/2030 (b)	605,000	523,712
4.65%, 7/1/2026	214,000	201,408
4.75%, 8/15/2028	311,000	284,469
5.30%, 3/1/2048	387,000	312,116
5.45%, 4/1/2044	300,000	249,114
5.50%, 8/15/2048	211,000	172,946
5.75%, 2/1/2050	581,000	469,402
		35,173,909
REAL ESTATE — 0.6%
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (a)	462,000	429,290
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	417,000	350,113
Security Description	Principal Amount	Value
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	$ 247,000	$ 234,438
Howard Hughes Corp.:
4.13%, 2/1/2029 (a)	186,000	144,100
4.38%, 2/1/2031 (a)	292,000	220,764
5.38%, 8/1/2028 (a)	391,000	327,678
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	325,000	279,149
Kennedy-Wilson, Inc.:
4.75%, 3/1/2029	254,000	208,565
4.75%, 2/1/2030	159,000	126,775
5.00%, 3/1/2031	265,000	208,998
Newmark Group, Inc. 6.13%, 11/15/2023	241,000	240,790
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a)	232,000	223,592
5.25%, 4/15/2030 (a)	481,000	355,993
5.75%, 1/15/2029 (a)	628,000	479,886
WeWork Cos. LLC/WW Co-Obligor, Inc. 5.00%, 7/10/2025 (a)	292,000	189,429
WeWork Cos., Inc. 7.88%, 5/1/2025 (a) (b)	363,000	267,883
		4,287,443
REAL ESTATE INVESTMENT TRUSTS — 3.1%
American Finance Trust, Inc./American Finance Operating Partner L.P. 4.50%, 9/30/2028 (a)	241,000	190,474
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	431,000	322,108
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a)	364,000	299,754
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL:
4.50%, 4/1/2027 (a)	425,000	354,084
5.75%, 5/15/2026 (a)	514,000	468,146
CTR Partnership L.P./CareTrust Capital Corp. 3.88%, 6/30/2028 (a)	251,000	213,157
Diversified Healthcare Trust:
4.38%, 3/1/2031	312,000	212,338
4.75%, 5/1/2024	337,000	302,552
4.75%, 2/15/2028	313,000	230,725
9.75%, 6/15/2025	452,000	446,639
GEO Group Inc. 6.00%, 4/15/2026 (b)	427,000	348,095
Global Net Lease, Inc./Global Net Lease Operating Partnership L.P. 3.75%, 12/15/2027 (a)	161,000	134,218

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
HAT Holdings I LLC/HAT Holdings II LLC:
3.38%, 6/15/2026 (a)	$ 417,000	$ 360,847
3.75%, 9/15/2030 (a)	215,000	171,372
6.00%, 4/15/2025 (a)	309,000	297,969
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	346,000	280,045
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	529,000	478,750
4.88%, 9/15/2029 (a)	738,000	618,370
5.00%, 7/15/2028 (a)	222,000	196,854
5.25%, 3/15/2028 (a)	498,000	447,010
5.25%, 7/15/2030 (a)	688,000	598,876
5.63%, 7/15/2032 (a)	320,000	270,819
REIT, 4.50%, 2/15/2031 (a)	664,000	543,836
iStar, Inc.:
4.25%, 8/1/2025	234,000	216,633
4.75%, 10/1/2024	438,000	415,150
5.50%, 2/15/2026	367,000	346,877
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	305,000	246,971
4.75%, 6/15/2029 (a)	285,000	219,972
5.25%, 10/1/2025 (a)	304,000	277,768
MPT Operating Partnership L.P./MPT Finance Corp.:
3.50%, 3/15/2031	656,000	512,618
4.63%, 8/1/2029	439,000	387,576
5.00%, 10/15/2027	564,000	517,171
5.25%, 8/1/2026	479,000	451,788
New Residential Investment Corp. 6.25%, 10/15/2025 (a)	371,000	323,326
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer:
4.88%, 5/15/2029 (a)	322,000	276,955
5.88%, 10/1/2028 (a)	375,000	342,536
7.50%, 6/1/2025 (a)	332,000	331,788
RHP Hotel Properties L.P./RHP Finance Corp.:
4.50%, 2/15/2029 (a)	225,000	190,705
4.75%, 10/15/2027	346,000	307,438
RLJ Lodging Trust L.P.:
3.75%, 7/1/2026 (a)	279,000	245,205
4.00%, 9/15/2029 (a)	282,000	233,141
SBA Communications Corp.:
3.13%, 2/1/2029	579,000	473,691
Series WI, 3.88%, 2/15/2027	728,000	665,647
Service Properties Trust:
3.95%, 1/15/2028	234,000	162,394
4.35%, 10/1/2024	389,000	315,989
4.38%, 2/15/2030	375,000	252,712
Security Description	Principal Amount	Value
4.50%, 6/15/2023	$ 155,000	$ 144,300
4.50%, 3/15/2025	261,000	206,595
4.65%, 3/15/2024	194,000	168,014
4.75%, 10/1/2026	267,000	194,531
4.95%, 2/15/2027	154,000	113,376
4.95%, 10/1/2029 (b)	290,000	197,919
5.25%, 2/15/2026	221,000	170,216
5.50%, 12/15/2027	344,000	278,430
7.50%, 9/15/2025	421,000	388,991
Starwood Property Trust, Inc.:
3.63%, 7/15/2026 (a)	284,000	241,443
3.75%, 12/31/2024 (a)	355,000	323,050
4.38%, 1/15/2027 (a)	273,000	237,900
4.75%, 3/15/2025	220,000	204,431
5.50%, 11/1/2023 (a)	72,000	71,382
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC:
6.00%, 1/15/2030 (a)	308,000	213,382
7.88%, 2/15/2025 (a)	1,371,000	1,322,974
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
4.75%, 4/15/2028 (a)	383,000	315,646
6.50%, 2/15/2029 (a)	449,000	328,726
XHR L.P.:
4.88%, 6/1/2029 (a)	253,000	217,345
6.38%, 8/15/2025 (a)	424,000	410,267
		21,250,007
RETAIL — 5.2%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (a)	376,000	318,446
3.88%, 1/15/2028 (a)	774,000	673,264
4.00%, 10/15/2030 (a)	1,479,000	1,187,164
4.38%, 1/15/2028 (a)	438,000	386,855
5.75%, 4/15/2025 (a) (b)	249,000	250,788
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	285,000	205,189
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a)	377,000	367,843
Academy, Ltd. 6.00%, 11/15/2027 (a)	275,000	251,166
Arko Corp. 5.13%, 11/15/2029 (a)	171,000	130,022
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028 (b)	143,000	124,030
4.63%, 11/15/2029 (a)	365,000	301,505
4.75%, 3/1/2030	259,000	213,077
5.00%, 2/15/2032 (a)	271,000	221,667
At Home Group, Inc.:
4.88%, 7/15/2028 (a) (b)	256,000	187,228
7.13%, 7/15/2029 (a) (b)	267,000	151,146

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Bath & Body Works, Inc.:
5.25%, 2/1/2028 (b)	$ 226,000	$ 190,570
6.63%, 10/1/2030 (a)	498,000	430,147
6.69%, 1/15/2027	279,000	258,348
6.75%, 7/1/2036	408,000	326,371
6.88%, 11/1/2035 (b)	718,000	583,203
6.95%, 3/1/2033	281,000	222,603
7.50%, 6/15/2029 (b)	140,000	127,652
9.38%, 7/1/2025 (a)	215,000	217,945
BCPE Ulysses Intermediate, Inc. 7.75%, 4/1/2027 (a)	586,000	360,454
Beacon Roofing Supply, Inc.:
4.13%, 5/15/2029 (a)	192,000	157,686
4.50%, 11/15/2026 (a) (b)	106,000	96,457
Bed Bath & Beyond, Inc.:
3.75%, 8/1/2024	191,000	76,247
5.17%, 8/1/2044	457,000	101,646
Bloomin' Brands, Inc./OSI Restaurant Partners LLC 5.13%, 4/15/2029 (a) (b)	464,000	394,762
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	321,000	254,771
Brinker International, Inc.:
3.88%, 5/15/2023 (b)	69,000	67,867
5.00%, 10/1/2024 (a)	271,000	254,445
Carrols Restaurant Group, Inc. 5.88%, 7/1/2029 (a) (b)	314,000	229,459
Carvana Co.:
4.88%, 9/1/2029 (a)	417,000	238,424
5.50%, 4/15/2027 (a) (b)	294,000	190,674
5.63%, 10/1/2025 (a)	192,000	147,421
5.88%, 10/1/2028 (a) (b)	370,000	235,135
10.25%, 5/1/2030 (a) (b)	1,821,000	1,492,164
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	423,000	372,189
Dave & Buster's, Inc. 7.63%, 11/1/2025 (a)	302,000	299,080
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	511,000	482,553
8.50%, 10/30/2025 (a)	370,000	358,397
Ferrellgas L.P./Ferrellgas Finance Corp.:
5.38%, 4/1/2026 (a)	447,000	388,255
5.88%, 4/1/2029 (a)	474,000	385,978
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.63%, 1/15/2029 (a)	196,000	167,174
6.75%, 1/15/2030 (a) (b)	724,000	556,177
FirstCash, Inc.:
4.63%, 9/1/2028 (a)	301,000	259,904
5.63%, 1/1/2030 (a)	309,000	270,656
Foot Locker, Inc. 4.00%, 10/1/2029 (a)	193,000	147,052
Security Description	Principal Amount	Value
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	$ 92,000	$ 67,800
Gap, Inc.:
3.63%, 10/1/2029 (a) (b)	517,000	363,518
3.88%, 10/1/2031 (a) (b)	430,000	299,005
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.00%, 8/15/2028 (a) (b)	356,000	247,285
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	394,000	333,663
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	279,000	246,139
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	198,000	153,430
IRB Holding Corp. 7.00%, 6/15/2025 (a)	275,000	268,378
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	379,000	308,233
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 6/1/2027 (a)	347,000	333,616
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	358,000	228,905
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	447,000	342,102
Lithia Motors, Inc.:
3.88%, 6/1/2029 (a)	404,000	343,865
4.38%, 1/15/2031 (a)	120,000	103,024
4.63%, 12/15/2027 (a)	265,000	244,322
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.75%, 2/15/2026 (a)	532,000	452,418
Macy's Retail Holdings LLC:
4.50%, 12/15/2034	249,000	177,360
5.13%, 1/15/2042	178,000	119,929
5.88%, 4/1/2029 (a) (b)	267,000	227,329
5.88%, 3/15/2030 (a) (b)	266,000	223,977
6.13%, 3/15/2032 (a)	320,000	266,938
Macy's Retail Holdings, Inc. 4.30%, 2/15/2043	86,000	54,625
Marks & Spencer PLC 7.13%, 12/1/2037 (a)	238,000	230,827
Michaels Cos., Inc.:
5.25%, 5/1/2028 (a) (b)	447,000	352,030
7.88%, 5/1/2029 (a) (b)	725,000	480,066
Murphy Oil USA, Inc.:
3.75%, 2/15/2031 (a)	204,000	173,957
4.75%, 9/15/2029	236,000	213,125
5.63%, 5/1/2027	52,000	50,959
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13%, 4/1/2026 (a)	556,000	514,322

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Nordstrom, Inc.:
4.00%, 3/15/2027 (b)	$ 139,000	$ 122,378
4.38%, 4/1/2030 (b)	444,000	345,476
5.00%, 1/15/2044 (b)	528,000	376,232
6.95%, 3/15/2028 (b)	274,000	260,177
Papa John's International, Inc. 3.88%, 9/15/2029 (a) (b)	246,000	202,296
Park River Holdings, Inc.:
5.63%, 2/1/2029 (a)	208,000	133,885
6.75%, 8/1/2029 (a)	275,000	180,829
Party City Holdings, Inc. 8.75%, 2/15/2026 (a)	416,000	279,976
Patrick Industries, Inc.:
4.75%, 5/1/2029 (a)	234,000	174,101
7.50%, 10/15/2027 (a)	287,000	268,916
Penske Automotive Group, Inc.:
3.50%, 9/1/2025	94,000	88,234
3.75%, 6/15/2029	280,000	233,178
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/2028 (a)	516,000	445,845
7.75%, 2/15/2029 (a) (b)	552,000	498,009
QVC, Inc.:
4.38%, 9/1/2028	269,000	197,844
4.45%, 2/15/2025	218,000	194,480
4.85%, 4/1/2024	299,000	280,420
5.45%, 8/15/2034	328,000	227,475
5.95%, 3/15/2043	225,000	154,762
WI, 4.75%, 2/15/2027	317,000	252,760
Rite Aid Corp.:
7.50%, 7/1/2025 (a)	257,000	208,306
8.00%, 11/15/2026 (a) (b)	440,000	342,241
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025	364,000	342,226
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.50%, 11/28/2025 (a)	270,000	228,803
Sonic Automotive, Inc.:
4.63%, 11/15/2029 (a)	421,000	326,528
4.88%, 11/15/2031 (a) (b)	211,000	159,147
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 9/30/2026 (a)	550,000	456,335
SRS Distribution, Inc.:
4.63%, 7/1/2028 (a)	207,000	180,804
6.00%, 12/1/2029 (a)	430,000	337,309
6.13%, 7/1/2029 (a) (b)	155,000	122,149
Staples, Inc.:
7.50%, 4/15/2026 (a)	1,108,000	918,798
10.75%, 4/15/2027 (a) (b)	616,000	407,755
Suburban Propane Partners L.P./Suburban Energy Finance Corp.:
5.00%, 6/1/2031 (a)	309,000	262,897
Security Description	Principal Amount	Value
5.88%, 3/1/2027	$ 141,000	$ 132,493
Superior Plus L.P./Superior General Partner, Inc. 4.50%, 3/15/2029 (a)	338,000	287,168
TPro Acquisition Corp. 11.00%, 10/15/2024 (a)	311,000	305,859
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	368,000	277,402
Vivo Energy Investments B.V. 5.13%, 9/24/2027 (a)	153,000	145,176
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	248,000	198,680
White Cap Parent LLC 8.25%, 3/15/2026 (a)	361,000	303,738
Yum! Brands, Inc.:
3.63%, 3/15/2031	466,000	394,413
3.88%, 11/1/2023	91,000	90,617
4.63%, 1/31/2032	506,000	446,980
4.75%, 1/15/2030 (a)	569,000	516,891
5.35%, 11/1/2043	156,000	130,184
5.38%, 4/1/2032	531,000	489,885
6.88%, 11/15/2037	234,000	237,557
		35,900,017
SAVINGS & LOANS — 0.0% (e)
New York Community Bancorp, Inc. 3 Month USD LIBOR + 2.78%, 5.90%, 11/6/2028 (c)	20,000	20,204
SEMICONDUCTORS — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	243,000	230,291
ams-OSRAM AG 7.00%, 7/31/2025 (a) (b)	306,000	292,866
Entegris Escrow Corp. 5.95%, 6/15/2030 (a)	280,000	266,809
Entegris, Inc.:
3.63%, 5/1/2029 (a)	126,000	105,321
4.38%, 4/15/2028 (a)	221,000	197,373
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	322,000	284,178
Synaptics, Inc. 4.00%, 6/15/2029 (a)	473,000	384,450
		1,761,288
SOFTWARE — 2.0%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	100,000	96,657
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	313,000	271,828
Boxer Parent Co., Inc.:
7.13%, 10/2/2025 (a)	377,000	361,106
9.13%, 3/1/2026 (a)	114,000	106,365
Camelot Finance SA 4.50%, 11/1/2026 (a)	317,000	290,562
Castle US Holding Corp. 9.50%, 2/15/2028 (a)	252,000	218,005

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
CDK Global, Inc.:
4.88%, 6/1/2027	$ 274,000	$ 271,619
5.00%, 10/15/2024	22,000	21,667
5.25%, 5/15/2029 (a)	369,000	362,539
Central Parent, Inc./Central Merger Sub, Inc. 7.25%, 6/15/2029	375,000	361,031
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	495,000	482,610
Clarivate Science Holdings Corp.:
3.88%, 7/1/2028 (a)	510,000	428,757
4.88%, 7/1/2029 (a) (b)	356,000	292,240
Consensus Cloud Solutions, Inc.:
6.00%, 10/15/2026 (a)	656,000	568,201
6.50%, 10/15/2028 (a)	207,000	170,769
Dun & Bradstreet Corp. 5.00%, 12/15/2029 (a)	125,000	107,939
Elastic NV 4.13%, 7/15/2029 (a)	325,000	271,736
Escrow RCN Corp. 11.63%, 4/15/2023 (f)	3,000	218
Fair Isaac Corp.:
4.00%, 6/15/2028 (a)	486,000	430,334
5.25%, 5/15/2026 (a)	98,000	96,426
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 4.63%, 5/1/2028 (a)	228,000	183,216
MicroStrategy, Inc. 6.13%, 6/15/2028 (a) (b)	271,000	215,765
Minerva Merger Sub, Inc. 6.50%, 2/15/2030 (a)	1,269,000	1,058,879
MSCI, Inc.:
3.25%, 8/15/2033 (a)	427,000	340,725
3.63%, 9/1/2030 (a)	270,000	225,153
3.63%, 11/1/2031 (a)	195,000	161,815
3.88%, 2/15/2031 (a)	552,000	471,656
4.00%, 11/15/2029 (a) (b)	514,000	456,026
Open Text Corp.:
3.88%, 2/15/2028 (a)	446,000	396,195
3.88%, 12/1/2029 (a)	340,000	286,198
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (a)	399,000	340,203
4.13%, 12/1/2031 (a)	332,000	276,075
Playtika Holding Corp. 4.25%, 3/15/2029 (a)	229,000	190,347
PTC, Inc.:
3.63%, 2/15/2025 (a)	206,000	195,906
4.00%, 2/15/2028 (a)	187,000	172,825
Rackspace Technology Global, Inc.:
3.50%, 2/15/2028 (a) (b)	375,000	293,809
5.38%, 12/1/2028 (a) (b)	324,000	212,424
Security Description	Principal Amount	Value
ROBLOX Corp. 3.88%, 5/1/2030 (a) (b)	$ 618,000	$ 500,747
Rocket Software, Inc. 6.50%, 2/15/2029 (a)	214,000	156,186
Skillz, Inc. 10.25%, 12/15/2026 (a)	179,000	125,176
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	627,000	589,556
Twilio, Inc.:
3.63%, 3/15/2029 (b)	246,000	206,670
3.88%, 3/15/2031 (b)	258,000	211,882
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 9/1/2025 (a)	883,000	663,919
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	259,000	221,398
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/2029 (a)	212,000	177,550
		13,540,910
TELECOMMUNICATIONS — 7.4%
Altice France Holding SA:
6.00%, 2/15/2028 (a) (b)	585,000	403,463
10.50%, 5/15/2027 (a)	993,000	831,379
Altice France SA:
5.13%, 1/15/2029 (a)	410,000	310,989
5.13%, 7/15/2029 (a)	935,000	705,476
5.50%, 1/15/2028 (a)	756,000	600,967
5.50%, 10/15/2029 (a)	1,186,000	908,547
8.13%, 2/1/2027 (a)	950,000	875,368
Avaya, Inc. 6.13%, 9/15/2028 (a) (b)	544,000	354,889
British Telecommunications PLC:
5 Year CMT + 2.99%, 4.25%, 11/23/2081 (a) (c)	452,000	394,266
5 Year CMT + 3.49%, 4.88%, 11/23/2081 (a) (c)	25,000	21,500
C&W Senior Financing DAC 6.88%, 9/15/2027 (a)	637,000	571,746
Ciena Corp. 4.00%, 1/31/2030 (a)	196,000	169,146
CommScope Technologies LLC:
5.00%, 3/15/2027 (a) (b)	384,000	285,658
6.00%, 6/15/2025 (a)	765,000	661,733
CommScope, Inc.:
4.75%, 9/1/2029 (a)	406,000	325,409
6.00%, 3/1/2026 (a)	680,000	626,851
7.13%, 7/1/2028 (a) (b)	422,000	320,733
8.25%, 3/1/2027 (a)	618,000	491,811
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/1/2026 (a)	1,118,000	999,134

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Consolidated Communications, Inc.:
5.00%, 10/1/2028 (a)	$ 197,000	$ 157,454
6.50%, 10/1/2028 (a)	629,000	534,958
DKT Finance ApS 9.38%, 6/17/2023 (a)	233,000	223,608
Embarq Corp. 8.00%, 6/1/2036	797,000	602,492
Frontier Communications Holdings LLC:
5.00%, 5/1/2028 (a)	840,000	717,822
5.88%, 10/15/2027 (a)	581,000	522,900
5.88%, 11/1/2029	267,000	206,113
6.00%, 1/15/2030 (a) (b)	582,000	449,595
6.75%, 5/1/2029 (a)	482,000	396,243
8.75%, 5/15/2030 (a)	607,000	614,090
Frontier Florida LLC Series E, 6.86%, 2/1/2028	325,000	302,737
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	245,000	226,551
6.63%, 8/1/2026	552,000	483,088
Iliad Holding SASU:
6.50%, 10/15/2026 (a)	566,000	509,219
7.00%, 10/15/2028 (a)	497,000	434,413
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	1,638,000	1,352,103
Intrado Corp. 8.50%, 10/15/2025 (a) (b)	385,000	334,161
Level 3 Financing, Inc.:
3.63%, 1/15/2029 (a)	434,000	333,078
3.75%, 7/15/2029 (a)	457,000	353,892
4.25%, 7/1/2028 (a)	666,000	533,666
4.63%, 9/15/2027 (a)	508,000	436,758
5.25%, 3/15/2026	449,000	430,362
5.38%, 5/1/2025	492,000	478,076
Ligado Networks LLC 17.50%, 5/1/2024 (a)	208,500	61,885
Ligado Networks LLC 15.50%, 11/1/2023 (a)	2,111,442	1,145,394
LogMeIn, Inc. 5.50%, 9/1/2027 (a)	538,000	368,213
Lumen Technologies, Inc.:
4.00%, 2/15/2027 (a)	592,000	500,495
5.13%, 12/15/2026 (a)	662,000	558,039
5.38%, 6/15/2029 (a)	519,000	411,717
5.63%, 4/1/2025	187,000	177,515
4.50%, 1/15/2029 (a)	572,000	426,838
Series G, 6.88%, 1/15/2028 (b)	248,000	219,698
Series P, 7.60%, 9/15/2039	385,000	303,934
Series U, 7.65%, 3/15/2042	253,000	194,522
Series W, 6.75%, 12/1/2023	655,000	650,225
Series Y, 7.50%, 4/1/2024	502,000	497,788
Maxar Technologies, Inc. 7.75%, 6/15/2027 (a)	125,000	124,351
Security Description	Principal Amount	Value
Millicom International Cellular SA:
4.50%, 4/27/2031 (a) (b)	$ 191,000	$ 141,514
5.13%, 1/15/2028 (a)	306,900	260,721
6.25%, 3/25/2029 (a) (b)	239,400	208,271
6.63%, 10/15/2026 (a)	90,000	86,265
Nokia Oyj:
4.38%, 6/12/2027	204,000	193,337
6.63%, 5/15/2039	66,000	65,205
Plantronics, Inc. 4.75%, 3/1/2029 (a)	185,000	184,415
Qwest Corp. 7.25%, 9/15/2025	129,000	133,132
Sable International Finance, Ltd. 5.75%, 9/7/2027 (a)	260,000	237,640
Sprint Capital Corp.:
6.88%, 11/15/2028	1,314,000	1,384,601
8.75%, 3/15/2032	1,080,000	1,301,767
Sprint Corp.:
7.13%, 6/15/2024	1,304,000	1,341,386
7.63%, 2/15/2025	765,000	798,599
7.63%, 3/1/2026	635,000	669,817
7.88%, 9/15/2023	2,370,000	2,447,854
Switch, Ltd.:
3.75%, 9/15/2028 (a)	190,000	187,990
4.13%, 6/15/2029 (a)	280,000	277,827
Telecom Italia Capital SA:
6.00%, 9/30/2034	509,000	386,036
6.38%, 11/15/2033	570,000	440,747
7.20%, 7/18/2036	607,000	463,505
7.72%, 6/4/2038	543,000	420,347
Telecom Italia SpA 5.30%, 5/30/2024 (a)	777,000	746,922
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	262,000	153,364
5.63%, 12/6/2026 (a)	316,000	196,761
6.50%, 10/15/2027 (a)	319,000	136,755
T-Mobile USA, Inc.:
2.25%, 2/15/2026	821,000	739,540
2.63%, 4/15/2026	701,000	636,298
2.63%, 2/15/2029	516,000	433,899
2.88%, 2/15/2031	535,000	444,120
3.38%, 4/15/2029	1,240,000	1,085,248
3.50%, 4/15/2031	1,235,000	1,069,226
4.75%, 2/1/2028	859,000	828,016
5.38%, 4/15/2027	339,000	335,790
United States Cellular Corp. 6.70%, 12/15/2033	396,000	379,483
Viasat, Inc. 5.63%, 9/15/2025 (a)	532,000	431,649
ViaSat, Inc.:
5.63%, 4/15/2027 (a)	359,000	311,903
6.50%, 7/15/2028 (a)	240,000	166,774
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	115,000	96,722

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Vmed O2 UK Financing I PLC:
4.25%, 1/31/2031 (a)	$ 641,000	$ 523,319
4.75%, 7/15/2031 (a)	617,000	506,736
Vodafone Group PLC:
5 year USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	1,092,000	1,070,302
5 Year CMT + 2.45%, 3.25%, 6/4/2081 (b) (c)	217,000	180,828
5 Year CMT + 2.77%, 4.13%, 6/4/2081 (c)	445,000	333,919
5 Year CMT + 3.07%, 5.13%, 6/4/2081 (c)	489,000	327,943
Windstream Escrow LLC/Windstream Escrow Finance Corp. REGS, 7.75%, 8/15/2028 (a) (b)	796,000	641,369
Zayo Group Holdings, Inc.:
4.00%, 3/1/2027 (a)	785,000	651,205
6.13%, 3/1/2028 (a)	619,000	448,509
		50,640,634
TEXTILES — 0.0% (e)
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC 7.50%, 5/1/2025 (a)	323,000	233,616
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc.:
3.38%, 4/1/2026 (a)	233,000	213,988
3.75%, 4/1/2029 (a)	279,000	250,952
5.45%, 11/1/2041	214,000	188,947
5.88%, 12/15/2027 (a)	336,000	328,460
6.20%, 10/1/2040	153,000	147,293
		1,129,640
TRANSPORTATION — 0.3%
Altera Infrastructure L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	214,000	114,252
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	369,000	336,986
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	276,000	206,445
Danaos Corp. 8.50%, 3/1/2028 (a)	137,000	136,109
First Student Bidco, Inc./First Transit Parent, Inc. 4.00%, 7/31/2029 (a)	409,000	327,380
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	151,000	139,278
Western Global Airlines LLC 10.38%, 8/15/2025 (a) (b)	331,000	319,882
XPO CNW, Inc. 6.70%, 5/1/2034	46,000	43,012
Security Description	Principal Amount	Value
XPO Logistics, Inc. 6.25%, 5/1/2025 (a)	$ 213,000	$ 211,929
		1,835,273
TRUCKING & LEASING — 0.3%
AerCap Global Aviation Trust 3 Month USD LIBOR + 4.30%, 6.50%, 6/15/2045 (a) (c)	279,000	256,624
Fly Leasing, Ltd. 7.00%, 10/15/2024 (a)	232,000	171,794
Fortress Transportation & Infrastructure Investors LLC:
6.50%, 10/1/2025 (a)	587,000	554,075
9.75%, 8/1/2027 (a)	439,000	434,522
Fortress Transportation and Infrastructure Investors LLC 5.50%, 5/1/2028 (a)	510,000	422,188
		1,839,203
WATER — 0.0% (e)
Solaris Midstream Holdings LLC 7.63%, 4/1/2026 (a)	194,000	183,968
TOTAL CORPORATE BONDS & NOTES (Cost $777,628,005)		671,288,286
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
PANAMA — 0.1%
Carnival Corp. 10.50%, 6/1/2030 (a)	496,000	409,051
SWITZERLAND — 0.0% (e)
VistaJet Malta Finance PLC/XO Management Holding, Inc. 7.88%, 5/1/2027 (a)	160,000	141,170
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $648,539)		550,221
	Shares
COMMON STOCKS — 0.0% (e)
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Tapstone Energy Holdings (f)	158	—
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Ranger Oil Corp. Class A (g)	274	9,006
PHARMACEUTICALS — 0.0% (e)
Mallinckrodt PLC	434	10,779
TOTAL COMMON STOCKS (Cost $9,005)		19,785

See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Shares	Value
PREFERRED STOCKS — 0.0% (e)
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Tapstone Energy Holdings LLC (Cost $854)(f)	324	$ 855
SHORT-TERM INVESTMENTS — 9.3%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (h) (i)	3,139,328	3,139,014
State Street Navigator Securities Lending Portfolio II (j) (k)	60,283,638	60,283,638
TOTAL SHORT-TERM INVESTMENTS (Cost $63,422,660)		63,422,652
TOTAL INVESTMENTS — 107.3% (Cost $841,709,063)		735,281,799
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.3)%		(49,921,086)
NET ASSETS — 100.0%		$ 685,360,713
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 70.2% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2022, total aggregate fair value of the securities is $2,203, representing 0.00% of the Fund's net assets.
(g)	Non-income producing security.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at June 30, 2022.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
CDI	CREST Depository Interest
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$671,286,938	$1,348	$671,288,286
Foreign Government Obligations	—	550,221	—	550,221
Common Stocks	19,785	—	0(a)	19,785
Preferred Stocks	—	—	855	855
Short-Term Investments	63,422,652	—	—	63,422,652
TOTAL INVESTMENTS	$63,442,437	$671,837,159	$2,203	$735,281,799
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2022.
See accompanying notes to financial statements.

SPDR PORTFOLIO HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,298,694	$ 2,299,383	$ 102,611,138	$101,769,367	$(2,121)	$(19)	3,139,328	$ 3,139,014	$ 11,494
State Street Navigator Securities Lending Portfolio II	24,504,834	24,504,834	122,836,278	87,057,474	—	—	60,283,638	60,283,638	176,029
Total		$26,804,217	$225,447,416	$188,826,841	$(2,121)	$(19)		$63,422,652	$187,523
See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.2%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc. 4.75%, 3/30/2030	$ 185,000	$ 181,672
Omnicom Group, Inc. 2.45%, 4/30/2030 (a)	50,000	42,106
		223,778
AEROSPACE & DEFENSE — 1.9%
Boeing Co.:
2.20%, 2/4/2026	393,000	354,671
2.25%, 6/15/2026	50,000	45,099
2.70%, 2/1/2027	100,000	89,003
2.80%, 3/1/2027	41,000	36,722
2.95%, 2/1/2030	75,000	62,237
3.10%, 5/1/2026 (a)	115,000	107,633
3.63%, 2/1/2031	80,000	69,238
3.75%, 2/1/2050	125,000	88,143
3.85%, 11/1/2048	63,000	44,780
3.90%, 5/1/2049	115,000	81,743
4.88%, 5/1/2025	411,000	409,463
5.04%, 5/1/2027	100,000	98,786
5.15%, 5/1/2030	398,000	381,837
5.71%, 5/1/2040	324,000	302,694
5.81%, 5/1/2050	350,000	322,290
5.88%, 2/15/2040	169,000	158,383
6.63%, 2/15/2038	75,000	77,103
General Dynamics Corp.:
1.88%, 8/15/2023	50,000	49,341
3.25%, 4/1/2025	225,000	223,139
3.50%, 5/15/2025	92,000	91,756
3.63%, 4/1/2030 (a)	114,000	110,445
3.75%, 5/15/2028	150,000	147,604
L3Harris Technologies, Inc.:
3.85%, 12/15/2026	50,000	49,036
4.40%, 6/15/2028	198,000	194,624
4.85%, 4/27/2035	150,000	147,155
Lockheed Martin Corp.:
3.80%, 3/1/2045	501,000	442,223
3.90%, 6/15/2032	145,000	143,053
4.07%, 12/15/2042	120,000	111,377
Series B, 6.15%, 9/1/2036	100,000	115,684
Northrop Grumman Corp.:
3.85%, 4/15/2045	250,000	211,167
5.15%, 5/1/2040	199,000	201,637
7.75%, 2/15/2031	100,000	120,418
Raytheon Technologies Corp.:
1.90%, 9/1/2031	125,000	102,388
2.38%, 3/15/2032	100,000	84,710
2.82%, 9/1/2051	215,000	153,538
3.03%, 3/15/2052	70,000	52,384
3.20%, 3/15/2024	50,000	49,867
3.75%, 11/1/2046	100,000	85,041
4.15%, 5/15/2045	340,000	302,114
Security Description	Principal Amount	Value
4.35%, 4/15/2047	$ 200,000	$ 184,852
4.88%, 10/15/2040	104,000	103,044
Teledyne Technologies, Inc. 0.95%, 4/1/2024	275,000	260,111
		6,466,533
AGRICULTURE — 1.2%
Altria Group, Inc.:
2.35%, 5/6/2025	75,000	70,729
2.45%, 2/4/2032	65,000	48,952
3.40%, 5/6/2030	227,000	193,447
3.70%, 2/4/2051	125,000	80,369
3.88%, 9/16/2046	50,000	33,678
4.45%, 5/6/2050	100,000	71,835
4.50%, 5/2/2043	312,000	231,158
4.80%, 2/14/2029	183,000	173,431
5.80%, 2/14/2039	85,000	77,555
5.95%, 2/14/2049	154,000	135,158
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026 (a)	100,000	95,769
2.70%, 9/15/2051	190,000	139,310
BAT Capital Corp.:
2.79%, 9/6/2024	150,000	144,778
3.22%, 8/15/2024	50,000	48,637
3.56%, 8/15/2027	235,000	215,194
3.73%, 9/25/2040 (a)	57,000	40,111
4.70%, 4/2/2027	300,000	293,295
4.74%, 3/16/2032	50,000	44,492
4.91%, 4/2/2030	303,000	281,435
5.28%, 4/2/2050 (a)	25,000	20,587
5.65%, 3/16/2052	40,000	34,188
BAT International Finance PLC 4.45%, 3/16/2028	50,000	47,287
Bunge, Ltd. Finance Corp. 3.75%, 9/25/2027 (a)	237,000	227,928
Philip Morris International, Inc.:
1.50%, 5/1/2025	115,000	107,611
2.10%, 5/1/2030	102,000	83,324
2.75%, 2/25/2026 (a)	100,000	95,535
3.13%, 3/2/2028	100,000	91,427
3.25%, 11/10/2024	125,000	123,456
3.38%, 8/15/2029 (a)	50,000	45,070
3.60%, 11/15/2023	50,000	50,201
4.25%, 11/10/2044	175,000	142,740
4.38%, 11/15/2041	50,000	41,749
4.88%, 11/15/2043	125,000	111,452
Reynolds American, Inc.:
4.45%, 6/12/2025	365,000	363,598
5.70%, 8/15/2035	50,000	46,603
5.85%, 8/15/2045	150,000	126,186
7.25%, 6/15/2037	50,000	52,122
		4,230,397

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
AIRLINES — 0.4%
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	$ 191,912	$ 175,569
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	37,100	33,403
American Airlines 2016-3 Pass Through Trust Series 2016-3, Class AA, 3.00%, 4/15/2030	22,404	19,886
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	62,410	54,691
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	14,407	13,722
Delta Air Lines 2020-1 Pass Through Trust Series AA, Class AA, 2.00%, 12/10/2029	66,031	57,937
JetBlue 2020-1 Pass Through Trust Series 1A, 4.00%, 5/15/2034	81,166	74,559
Southwest Airlines Co.:
2.63%, 2/10/2030 (a)	25,000	21,088
5.13%, 6/15/2027	180,000	181,595
5.25%, 5/4/2025	177,000	180,551
Spirit Airlines Pass Through Trust Series A, Class A, 4.10%, 10/1/2029	31,783	29,692
United Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	27,852	26,980
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	99,858	94,902
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	31,768	29,832
United Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.10%, 1/7/2030	76,255	68,589
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	83,390	75,015
Security Description	Principal Amount	Value
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	$ 7,963	$ 7,417
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	108,296	91,100
United Airlines 2020-1 Class B Pass Through Trust Series 2020-1, Class B, 4.88%, 7/15/2027	62,250	58,909
United Airlines 2020-1 Pass Through Trust Series 20-1, Class A, 5.88%, 4/15/2029	93,153	91,550
		1,386,987
APPAREL — 0.2%
NIKE, Inc.:
2.40%, 3/27/2025	75,000	73,179
3.25%, 3/27/2040	90,000	77,084
3.38%, 3/27/2050	105,000	89,295
3.88%, 11/1/2045 (a)	100,000	91,843
PVH Corp. 4.63%, 7/10/2025	130,000	129,782
Ralph Lauren Corp.:
2.95%, 6/15/2030 (a)	100,000	87,914
3.75%, 9/15/2025	44,000	43,825
Tapestry, Inc. 3.05%, 3/15/2032	50,000	40,714
VF Corp. 2.95%, 4/23/2030 (a)	30,000	26,250
		659,886
AUTO MANUFACTURERS — 1.7%
American Honda Finance Corp.:
Series GMTN, 2.30%, 9/9/2026 (a)	50,000	46,776
Series GMTN, 3.50%, 2/15/2028	125,000	120,821
Series MTN, 0.65%, 9/8/2023	90,000	87,310
Series MTN, 0.75%, 8/9/2024	270,000	254,324
Series MTN, 1.00%, 9/10/2025	250,000	227,877
Series MTN, 2.15%, 9/10/2024	21,000	20,348
Series MTN, 2.25%, 1/12/2029	50,000	44,191
Series MTN, 2.40%, 6/27/2024 (a)	67,000	65,508
Series MTN, 2.90%, 2/16/2024	50,000	49,534
Series MTN, 3.63%, 10/10/2023	45,000	45,136

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Aptiv PLC/Aptiv Corp.:
2.40%, 2/18/2025	$ 40,000	$ 38,205
3.25%, 3/1/2032	25,000	21,239
Cummins, Inc. 2.60%, 9/1/2050	60,000	41,067
General Motors Co.:
4.88%, 10/2/2023	332,000	335,147
5.40%, 10/2/2023	115,000	116,757
5.40%, 4/1/2048	80,000	70,055
6.25%, 10/2/2043	100,000	95,350
6.60%, 4/1/2036	230,000	233,169
6.75%, 4/1/2046	150,000	151,309
General Motors Financial Co., Inc.:
1.05%, 3/8/2024	100,000	94,726
1.20%, 10/15/2024	25,000	23,246
2.35%, 1/8/2031	100,000	77,671
2.40%, 10/15/2028	100,000	82,975
2.70%, 8/20/2027	25,000	21,953
2.70%, 6/10/2031	139,000	109,905
2.75%, 6/20/2025	290,000	273,264
3.50%, 11/7/2024	65,000	63,527
3.60%, 6/21/2030	50,000	43,292
3.80%, 4/7/2025	40,000	39,052
4.35%, 4/9/2025	468,000	462,552
4.35%, 1/17/2027	150,000	143,916
5.00%, 4/9/2027	60,000	58,849
Lear Corp.:
3.80%, 9/15/2027 (a)	50,000	47,247
4.25%, 5/15/2029	81,000	74,951
Magna International, Inc.:
3.63%, 6/15/2024	75,000	74,548
4.15%, 10/1/2025	38,000	38,113
PACCAR Financial Corp.:
3.15%, 6/13/2024	15,000	14,935
Series MTN, 0.35%, 2/2/2024	80,000	76,326
Series MTN, 0.90%, 11/8/2024	50,000	47,029
Series MTN, 1.10%, 5/11/2026	50,000	45,208
Series MTN, 1.80%, 2/6/2025	20,000	19,127
Toyota Motor Corp. 3.42%, 7/20/2023	125,000	125,528
Toyota Motor Credit Corp.:
0.63%, 9/13/2024	140,000	131,583
3.05%, 3/22/2027	200,000	191,954
4.45%, 6/29/2029	100,000	101,263
Series GMTN, 3.05%, 1/11/2028	365,000	346,104
Series GMTN, 3.45%, 9/20/2023	213,000	213,720
Series MTN, 0.50%, 6/18/2024	100,000	94,473
Security Description	Principal Amount	Value
Series MTN, 0.80%, 10/16/2025	$ 179,000	$ 162,910
Series MTN, 1.15%, 8/13/2027	60,000	52,223
Series MTN, 1.35%, 8/25/2023	100,000	97,934
Series MTN, 1.80%, 2/13/2025	100,000	95,456
Series MTN, 2.90%, 4/17/2024	50,000	49,522
Series MTN, 3.20%, 1/11/2027	28,000	27,155
Series MTN, 3.38%, 4/1/2030	105,000	98,805
		5,785,165
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 5.40%, 3/15/2049	137,000	125,465
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052	30,000	22,976
BorgWarner, Inc. 4.38%, 3/15/2045	69,000	55,889
Lear Corp.:
3.50%, 5/30/2030 (a)	79,000	68,773
5.25%, 5/15/2049	60,000	52,022
		325,125
BANKS — 20.9%
Australia & New Zealand Banking Group, Ltd. Series MTN, 3.70%, 11/16/2025 (a)	50,000	49,830
Banco Bilbao Vizcaya Argentaria SA 0.88%, 9/18/2023	154,000	148,747
Banco Santander SA:
2.75%, 5/28/2025	296,000	280,780
3.89%, 5/24/2024	200,000	199,168
1 year CMT + 0.90%, 1.72%, 9/14/2027 (b)	155,000	134,579
1 year CMT + 1.60%, 3.23%, 11/22/2032 (b)	350,000	279,408
1 year CMT + 2.00%, 4.18%, 3/24/2028 (b)	200,000	191,132
Bank of America Corp.:
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (b)	56,000	54,225
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (b)	50,000	46,573
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (b)	324,000	298,193
5 Year CMT + 1.20%, 2.48%, 9/21/2036 (b)	100,000	77,765

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
SOFR + 0.69%, 0.98%, 4/22/2025 (b)	$ 400,000	$ 376,284
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	335,000	298,562
SOFR + 1.11%, 3.84%, 4/25/2025 (b)	100,000	99,706
SOFR + 1.21%, 2.57%, 10/20/2032 (b)	200,000	165,028
SOFR + 1.22%, 2.30%, 7/21/2032 (b)	325,000	262,697
SOFR + 1.32%, 2.69%, 4/22/2032 (b)	300,000	252,081
SOFR + 1.33%, 3.38%, 4/2/2026 (b)	100,000	96,933
SOFR + 1.56%, 2.97%, 7/21/2052 (b)	161,000	114,791
SOFR + 1.58%, 3.31%, 4/22/2042 (b)	361,000	283,515
SOFR + 1.58%, 4.38%, 4/27/2028 (a) (b)	100,000	98,532
SOFR + 1.83%, 4.57%, 4/27/2033 (b)	175,000	170,315
SOFR + 2.15%, 2.59%, 4/29/2031 (b)	172,000	145,878
Series L, 3.95%, 4/21/2025	114,000	112,671
Series L, 4.18%, 11/25/2027 (a)	75,000	72,978
Series MTN, 4.00%, 1/22/2025	59,000	58,753
Series MTN, 4.20%, 8/26/2024	150,000	150,333
Series MTN, 4.45%, 3/3/2026	250,000	249,330
Series MTN, 5.00%, 1/21/2044	513,000	500,939
Series MTN, 5.88%, 2/7/2042	299,000	322,726
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (b)	25,000	23,382
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (b)	220,000	209,816
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (b)	492,000	489,820
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (b)	304,000	300,121
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (b)	200,000	191,816
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (b)	763,000	728,032
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (b)	325,000	315,159
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (b)	$ 125,000	$ 109,333
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (b)	100,000	93,953
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (b)	275,000	264,462
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (b)	175,000	157,328
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (b)	540,000	517,774
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (b)	175,000	159,448
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (b)	220,000	189,407
Series MTN, SOFR + 0.74%, 0.81%, 10/24/2024 (b)	150,000	143,136
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (b)	100,000	89,620
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (b)	250,000	214,087
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (b)	333,000	302,923
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (b)	50,000	40,005
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (b)	250,000	180,420
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (b)	204,000	183,390
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (b)	278,000	233,398
Bank of Montreal:
0.45%, 12/8/2023	70,000	67,163
3.70%, 6/7/2025	165,000	163,522
5 Year CMT + 1.40%, 3.09%, 1/10/2037 (b)	200,000	163,588
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (b)	75,000	74,916
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (b)	55,000	51,070
Series MTN, 0.63%, 7/9/2024	265,000	249,309
Series MTN, 1.50%, 1/10/2025	215,000	202,842
Bank of New York Mellon Corp Series MTN, 1.80%, 7/28/2031	100,000	80,997
Bank of New York Mellon Corp.:
3.35%, 4/25/2025	100,000	99,008
3.85%, 4/26/2029	174,000	168,963

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.99%, 6/13/2028	$ 50,000	$ 49,472
4.29%, 6/13/2033	50,000	49,005
Series 0012, 3.65%, 2/4/2024	75,000	75,269
Series MTN, 0.50%, 4/26/2024	100,000	95,006
Series MTN, 1.60%, 4/24/2025	150,000	141,112
Series MTN, 1.65%, 7/14/2028	142,000	123,142
Series MTN, 3.00%, 10/30/2028	50,000	45,675
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (b)	306,000	295,706
Series MTN, SOFR + 0.57%, 3.43%, 6/13/2025 (b)	50,000	49,629
Bank of Nova Scotia:
0.65%, 7/31/2024	220,000	206,356
0.70%, 4/15/2024	55,000	52,142
1.30%, 6/11/2025	67,000	62,203
1.35%, 6/24/2026	75,000	67,233
1.45%, 1/10/2025	182,000	171,988
2.20%, 2/3/2025	100,000	95,785
2.45%, 2/2/2032	100,000	83,038
3.40%, 2/11/2024	100,000	99,687
3.45%, 4/11/2025	135,000	133,186
5 Year CMT + 2.05%, 4.59%, 5/4/2037 (b)	160,000	147,102
Bank OZK 3 Month SOFR + 2.09%, 2.75%, 10/1/2031 (b)	60,000	54,220
BankUnited, Inc. 5.13%, 6/11/2030	100,000	95,627
Barclays PLC:
3.65%, 3/16/2025	183,000	179,172
5.20%, 5/12/2026	621,000	619,106
1 year CMT + 0.80%, 1.01%, 12/10/2024 (b)	150,000	142,366
1 year CMT + 1.30%, 2.89%, 11/24/2032 (b)	150,000	120,702
1 year CMT + 1.30%, 3.33%, 11/24/2042 (b)	150,000	111,936
1 year CMT + 1.70%, 3.81%, 3/10/2042 (a) (b)	350,000	265,846
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (b)	50,000	49,069
5 Year CMT + 2.90%, 3.56%, 9/23/2035 (b)	140,000	111,160
BPCE SA Series MTN, 3.38%, 12/2/2026	166,000	158,786
Canadian Imperial Bank of Commerce:
1.00%, 10/18/2024	75,000	70,223
1.25%, 6/22/2026 (a)	100,000	89,244
Security Description	Principal Amount	Value
2.25%, 1/28/2025	$ 50,000	$ 47,987
3.10%, 4/2/2024	150,000	148,395
Citigroup, Inc.:
3.20%, 10/21/2026	543,000	516,632
3.30%, 4/27/2025	50,000	49,278
3.88%, 3/26/2025 (a)	83,000	81,992
4.13%, 7/25/2028	499,000	479,080
4.45%, 9/29/2027	260,000	255,622
4.60%, 3/9/2026	142,000	142,301
4.65%, 7/23/2048	323,000	300,474
6.63%, 1/15/2028	75,000	82,436
6.68%, 9/13/2043	423,000	481,179
8.13%, 7/15/2039	115,000	150,974
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (b)	250,000	245,142
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (b)	324,000	302,376
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	774,000	731,840
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (b)	27,000	25,921
SOFR + 0.53%, 1.28%, 11/3/2025 (b)	30,000	27,878
SOFR + 0.67%, 0.98%, 5/1/2025 (b)	186,000	174,273
SOFR + 0.69%, 2.01%, 1/25/2026 (b)	145,000	135,959
SOFR + 0.77%, 1.46%, 6/9/2027 (b)	75,000	66,281
SOFR + 1.17%, 2.56%, 5/1/2032 (b)	55,000	45,362
SOFR + 1.18%, 2.52%, 11/3/2032 (b)	70,000	56,753
SOFR + 1.35%, 3.06%, 1/25/2033 (b)	50,000	42,470
SOFR + 1.37%, 4.14%, 5/24/2025 (b)	212,000	211,309
SOFR + 1.53%, 3.29%, 3/17/2026 (b)	150,000	145,326
SOFR + 1.89%, 4.66%, 5/24/2028 (b)	70,000	69,489
SOFR + 1.94%, 3.79%, 3/17/2033 (b)	150,000	135,454
SOFR + 2.09%, 4.91%, 5/24/2033 (b)	50,000	49,357
SOFR + 2.84%, 3.11%, 4/8/2026 (b)	380,000	365,393
Series VAR, SOFR + 1.28%, 3.07%, 2/24/2028 (b)	75,000	69,505
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	119,000	100,058
2.85%, 7/27/2026	65,000	60,759

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
5 Year CMT + 2.75%, 5.64%, 5/21/2037 (b)	$ 200,000	$ 196,654
Comerica, Inc. 4.00%, 2/1/2029 (a)	214,000	207,730
Cooperatieve Rabobank UA:
0.38%, 1/12/2024 (a)	190,000	181,220
1.38%, 1/10/2025 (a)	350,000	329,640
4.38%, 8/4/2025	155,000	153,500
Series BKNT, 3.75%, 7/21/2026	100,000	95,326
Credit Suisse AG:
0.50%, 2/2/2024	330,000	310,807
1.25%, 8/7/2026 (a)	200,000	174,894
2.95%, 4/9/2025 (a)	100,000	95,697
Credit Suisse Group AG:
3.75%, 3/26/2025	50,000	48,467
4.88%, 5/15/2045	172,000	147,191
Deutsche Bank AG:
0.90%, 5/28/2024	100,000	93,750
4.10%, 1/13/2026	112,000	110,743
SOFR + 1.13%, 1.45%, 4/1/2025 (b)	150,000	140,296
SOFR + 1.22%, 2.31%, 11/16/2027 (b)	150,000	129,403
SOFR + 1.32%, 2.55%, 1/7/2028 (b)	250,000	216,292
SOFR + 1.72%, 3.04%, 5/28/2032 (b)	100,000	79,143
SOFR + 2.58%, 3.96%, 11/26/2025 (b)	150,000	145,311
Series E, 0.96%, 11/8/2023	100,000	95,870
Discover Bank:
2.45%, 9/12/2024	100,000	95,998
Series BKNT, 3.45%, 7/27/2026	125,000	118,265
Series BKNT, 4.65%, 9/13/2028	39,000	37,510
Fifth Third Bancorp:
2.55%, 5/5/2027	100,000	91,741
8.25%, 3/1/2038	75,000	96,439
Fifth Third Bank NA Series BKNT, 3.85%, 3/15/2026	110,000	107,751
First Horizon Bank Series BKNT, 5.75%, 5/1/2030 (a)	125,000	127,600
First Republic Bank Series BKNT, 4.38%, 8/1/2046	75,000	67,208
First-Citizens Bank & Trust Co. Series BKNT, 3 Month SOFR + 1.72%, 2.97%, 9/27/2025 (b)	120,000	114,944
Goldman Sachs Group, Inc.:
2.60%, 2/7/2030	100,000	85,245
3.00%, 3/15/2024	175,000	172,772
3.50%, 4/1/2025	200,000	196,508
Security Description	Principal Amount	Value
3.50%, 11/16/2026	$ 103,000	$ 98,979
3.63%, 2/20/2024	100,000	99,679
3.75%, 5/22/2025	945,000	934,482
3.80%, 3/15/2030	27,000	25,012
3.85%, 1/26/2027	104,000	100,615
6.13%, 2/15/2033	100,000	108,679
6.25%, 2/1/2041	75,000	82,993
6.75%, 10/1/2037	455,000	504,040
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (b)	120,000	113,142
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (b)	694,000	666,150
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (b)	402,000	365,860
SOFR + 0.51%, 0.66%, 9/10/2024 (b)	150,000	143,649
SOFR + 0.73%, 1.76%, 1/24/2025 (b)	110,000	105,848
SOFR + 0.80%, 1.43%, 3/9/2027 (b)	228,000	202,713
SOFR + 0.82%, 1.54%, 9/10/2027 (b)	200,000	175,542
SOFR + 0.91%, 1.95%, 10/21/2027 (b)	220,000	194,817
SOFR + 1.09%, 1.99%, 1/27/2032 (b)	20,000	15,814
SOFR + 1.11%, 2.64%, 2/24/2028 (b)	118,000	107,021
SOFR + 1.26%, 2.65%, 10/21/2032 (b)	147,000	121,182
SOFR + 1.28%, 2.62%, 4/22/2032 (b)	170,000	141,044
SOFR + 1.41%, 3.10%, 2/24/2033 (b)	313,000	267,665
SOFR + 1.47%, 2.91%, 7/21/2042 (b)	100,000	72,926
SOFR + 1.51%, 3.21%, 4/22/2042 (b)	214,000	163,282
SOFR + 1.51%, 4.39%, 6/15/2027 (b)	100,000	98,669
SOFR + 1.63%, 3.44%, 2/24/2043 (b)	100,000	78,675
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	400,000	379,020
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (b)	155,000	150,761
Series MTN, 4.80%, 7/8/2044	40,000	37,565
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (b)	60,000	53,335
HSBC Holdings PLC:
3.90%, 5/25/2026	354,000	346,541
4.25%, 3/14/2024	100,000	99,607

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.25%, 8/18/2025	$ 158,000	$ 155,783
6.10%, 1/14/2042 (a)	175,000	193,503
6.50%, 5/2/2036	343,000	365,165
6.80%, 6/1/2038	220,000	238,823
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (b)	100,000	97,820
SOFR + 0.53%, 0.73%, 8/17/2024 (b)	50,000	47,981
SOFR + 0.58%, 1.16%, 11/22/2024 (b)	50,000	47,783
SOFR + 1.19%, 2.80%, 5/24/2032 (b)	350,000	287,343
SOFR + 1.29%, 1.59%, 5/24/2027 (b)	150,000	131,883
SOFR + 1.29%, 2.21%, 8/17/2029 (b)	150,000	125,984
SOFR + 1.41%, 2.87%, 11/22/2032 (a) (b)	235,000	192,493
SOFR + 1.43%, 3.00%, 3/10/2026 (b)	200,000	190,832
SOFR + 1.51%, 4.18%, 12/9/2025 (b)	200,000	196,870
SOFR + 1.73%, 2.01%, 9/22/2028 (b)	258,000	220,763
SOFR + 1.93%, 2.10%, 6/4/2026 (b)	404,000	373,660
SOFR + 2.11%, 4.76%, 6/9/2028 (b)	200,000	194,468
SOFR + 2.39%, 2.85%, 6/4/2031 (b)	50,000	42,227
7.63%, 5/17/2032 (a)	273,000	312,517
Huntington Bancshares, Inc.:
2.63%, 8/6/2024	284,000	275,670
5 Year CMT + 1.17%, 2.49%, 8/15/2036 (b)	50,000	38,773
ING Groep NV:
3.95%, 3/29/2027	284,000	273,907
4.05%, 4/9/2029 (a)	100,000	93,868
4.55%, 10/2/2028 (a)	190,000	184,910
SOFR + 1.83%, 4.02%, 3/28/2028 (b)	200,000	190,860
Intesa Sanpaolo SpA 5.25%, 1/12/2024	200,000	201,672
JPMorgan Chase & Co.:
3.63%, 12/1/2027	543,000	521,524
3.85%, 6/14/2025	200,000	198,038
3.88%, 9/10/2024	118,000	117,781
4.85%, 2/1/2044	100,000	97,911
5.40%, 1/6/2042	575,000	589,875
5.50%, 10/15/2040	100,000	103,614
6.40%, 5/15/2038	150,000	170,628
8.00%, 4/29/2027	250,000	286,937
3 Month SOFR + 0.58%, 0.97%, 6/23/2025 (b)	75,000	70,133
3 Month SOFR + 1.59%, 2.01%, 3/13/2026 (b)	150,000	140,445
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (b)	$ 128,000	$ 127,581
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (b)	524,000	514,814
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (b)	158,000	133,227
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (b)	683,000	658,644
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (b)	501,000	487,708
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (b)	100,000	94,733
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (b)	250,000	215,675
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (b)	186,000	165,410
SOFR + 0.42%, 0.56%, 2/16/2025 (b)	400,000	377,116
SOFR + 0.61%, 1.56%, 12/10/2025 (b)	75,000	70,250
SOFR + 0.92%, 2.60%, 2/24/2026 (b)	50,000	47,602
SOFR + 1.02%, 2.07%, 6/1/2029 (b)	100,000	85,994
SOFR + 1.16%, 2.30%, 10/15/2025 (b)	361,000	344,080
SOFR + 1.25%, 2.58%, 4/22/2032 (b)	225,000	189,452
SOFR + 1.26%, 2.96%, 1/25/2033 (b)	634,000	544,384
SOFR + 1.32%, 4.08%, 4/26/2026 (b)	100,000	99,082
SOFR + 1.46%, 3.16%, 4/22/2042 (b)	150,000	116,492
SOFR + 1.51%, 2.53%, 11/19/2041 (a) (b)	289,000	205,762
SOFR + 1.56%, 4.32%, 4/26/2028 (b)	175,000	172,317
SOFR + 1.58%, 3.33%, 4/22/2052 (b)	145,000	110,863
SOFR + 1.75%, 4.57%, 6/14/2030 (b)	140,000	137,645
SOFR + 1.80%, 4.59%, 4/26/2033 (b)	85,000	83,581
SOFR + 1.85%, 2.08%, 4/22/2026 (b)	650,000	608,972
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	299,000	266,280
SOFR + 2.44%, 3.11%, 4/22/2051 (b)	25,000	18,418

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
SOFR + 2.52%, 2.96%, 5/13/2031 (b)	$ 75,000	$ 64,904
KeyBank NA Series BKNT, 3.90%, 4/13/2029	100,000	94,264
KeyCorp SOFR + 1.25%, 3.88%, 5/23/2025 (b)	120,000	119,173
KeyCorp. Series MTN, 2.25%, 4/6/2027	100,000	89,925
Lloyds Banking Group PLC:
4.38%, 3/22/2028	258,000	250,549
4.50%, 11/4/2024	165,000	164,315
4.65%, 3/24/2026	150,000	147,216
1 year CMT + 0.85%, 1.63%, 5/11/2027 (b)	170,000	151,198
1 year CMT + 1.00%, 2.44%, 2/5/2026 (b)	300,000	284,202
5 Year CMT + 1.50%, 3.37%, 12/14/2046 (b)	75,000	53,402
1 year CMT + 1.80%, 3.75%, 3/18/2028 (b)	200,000	190,206
Mitsubishi UFJ Financial Group, Inc.:
2.53%, 9/13/2023	150,000	148,543
2.76%, 9/13/2026 (a)	211,000	197,403
3.20%, 7/18/2029	399,000	360,078
3.74%, 3/7/2029 (a)	100,000	94,154
1 year CMT + 0.45%, 0.96%, 10/11/2025 (b)	150,000	139,069
1 year CMT + 0.55%, 0.95%, 7/19/2025 (b)	100,000	93,382
1 year CMT + 0.67%, 1.64%, 10/13/2027 (b)	150,000	132,274
1 year CMT + 0.75%, 1.54%, 7/20/2027 (b)	370,000	326,832
Mizuho Financial Group, Inc.:
3.17%, 9/11/2027 (a)	225,000	208,786
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (b)	150,000	140,353
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (b)	75,000	72,176
SOFR + 1.25%, 1.24%, 7/10/2024 (b)	205,000	199,254
1 year CMT + 0.75%, 1.55%, 7/9/2027 (b)	180,000	158,270
1 year CMT + 0.90%, 2.26%, 7/9/2032 (b)	225,000	179,723
Morgan Stanley:
3.63%, 1/20/2027	150,000	145,576
4.38%, 1/22/2047	95,000	86,207
6.38%, 7/24/2042	487,000	558,078
7.25%, 4/1/2032	100,000	117,997
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (b)	$ 364,000	$ 344,482
SOFR + 0.53%, 0.79%, 5/30/2025 (b)	100,000	93,172
SOFR + 0.88%, 1.59%, 5/4/2027 (b)	120,000	107,039
SOFR + 0.94%, 2.63%, 2/18/2026 (b)	200,000	191,290
SOFR + 1.00%, 2.48%, 1/21/2028 (b)	150,000	136,434
SOFR + 1.29%, 2.94%, 1/21/2033 (a) (b)	111,000	95,158
SOFR + 1.36%, 2.48%, 9/16/2036 (b)	556,000	427,525
SOFR + 1.61%, 4.21%, 4/20/2028 (b)	75,000	73,373
SOFR + 1.99%, 2.19%, 4/28/2026 (b)	300,000	281,373
SOFR + 2.62%, 5.30%, 4/20/2037 (b)	75,000	72,760
Series GMTN, 3.70%, 10/23/2024 (a)	401,000	400,114
Series GMTN, 3.88%, 1/27/2026	300,000	295,950
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (b)	405,000	393,097
Series GMTN, SOFR + 0.51%, 0.79%, 1/22/2025 (b)	350,000	331,145
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (b)	284,000	249,684
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (b)	50,000	43,347
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (b)	272,000	221,016
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (b)	150,000	162,265
Series I, SOFR + 0.75%, 0.86%, 10/21/2025 (b)	50,000	46,144
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (b)	516,000	497,775
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (b)	200,000	165,608
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (b)	50,000	34,603
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (b)	200,000	183,884
National Australia Bank Ltd. 3.91%, 6/9/2027	250,000	247,062

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
National Bank of Canada Series MTN, 1 year CMT + 0.40%, 0.55%, 11/15/2024 (b)	$ 200,000	$ 190,832
Natwest Group PLC:
5.13%, 5/28/2024	75,000	75,295
1 year CMT + 0.90%, 1.64%, 6/14/2027 (b)	200,000	175,644
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (b)	100,000	96,938
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (b)	200,000	188,894
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (b)	200,000	195,894
5 Year CMT + 2.35%, 3.03%, 11/28/2035 (b)	100,000	80,561
Northern Trust Corp.:
1.95%, 5/1/2030	80,000	67,914
4.00%, 5/10/2027 (a)	100,000	100,707
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (b)	72,000	67,894
PNC Bank NA:
3.80%, 7/25/2023	150,000	150,613
Series BKNT, 3.25%, 6/1/2025	100,000	98,532
Series BKNT, 3.25%, 1/22/2028	50,000	47,654
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	250,000	242,167
2.55%, 1/22/2030	82,000	71,322
3.45%, 4/23/2029	110,000	102,814
3.90%, 4/29/2024	333,000	334,299
SOFR + 0.98%, 2.31%, 4/23/2032 (a) (b)	50,000	41,826
Regions Financial Corp. 1.80%, 8/12/2028	104,000	88,443
Royal Bank of Canada:
0.65%, 7/29/2024	315,000	295,668
1.20%, 4/27/2026 (a)	105,000	94,333
3.63%, 5/4/2027 (a)	128,000	124,357
Series FXD, 2.05%, 1/21/2027 (a)	100,000	91,186
Series GMTN, 0.75%, 10/7/2024	100,000	93,303
Series GMTN, 1.40%, 11/2/2026	100,000	88,804
Series GMTN, 1.60%, 1/21/2025	200,000	189,490
Series GMTN, 2.55%, 7/16/2024	50,000	48,863
Series GMTN, 3.70%, 10/5/2023	160,000	161,013
Security Description	Principal Amount	Value
Series MTN, 2.30%, 11/3/2031	$ 50,000	$ 41,644
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	174,000	163,151
SOFR + 1.25%, 2.49%, 1/6/2028 (b)	20,000	17,651
SOFR + 1.38%, 4.26%, 6/9/2025 (b)	220,000	217,413
Santander UK Group Holdings PLC:
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (b)	50,000	46,471
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (b)	100,000	100,054
SOFR + 0.79%, 1.09%, 3/15/2025 (b)	150,000	140,197
Santander UK PLC 2.88%, 6/18/2024	50,000	48,765
Sumitomo Mitsui Financial Group, Inc.:
1.40%, 9/17/2026	429,000	379,468
1.47%, 7/8/2025	504,000	464,184
1.90%, 9/17/2028	80,000	67,842
2.13%, 7/8/2030 (a)	25,000	20,584
2.22%, 9/17/2031 (a)	250,000	202,232
2.35%, 1/15/2025	150,000	143,506
3.04%, 7/16/2029	120,000	106,918
3.20%, 9/17/2029	150,000	133,143
3.36%, 7/12/2027 (a)	342,000	325,239
3.45%, 1/11/2027	20,000	19,186
SVB Financial Group 3.13%, 6/5/2030	90,000	77,450
Toronto-Dominion Bank:
0.55%, 3/4/2024	100,000	95,156
1.25%, 12/13/2024	82,000	77,494
4.11%, 6/8/2027	150,000	148,426
4.46%, 6/8/2032	100,000	98,883
Series FXD, 1.45%, 1/10/2025 (a)	50,000	47,343
Series GMTN, 3.25%, 3/11/2024	75,000	74,495
Series MTN, 0.45%, 9/11/2023	100,000	96,806
Series MTN, 0.70%, 9/10/2024	450,000	422,442
Series MTN, 1.15%, 6/12/2025	68,000	62,796
Series MTN, 1.25%, 9/10/2026	100,000	88,770
Series MTN, 2.00%, 9/10/2031	100,000	81,322
Series MTN, 2.65%, 6/12/2024	100,000	98,127

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Truist Bank:
Series BKNT, 3.30%, 5/15/2026	$ 150,000	$ 144,640
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (b)	20,000	19,980
Series BKNT, 5 Year CMT + 1.15%, 2.64%, 9/17/2029 (b)	40,000	37,989
Series BNKT, 3.20%, 4/1/2024	300,000	298,623
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027 (a)	40,000	34,293
Series MTN, 2.50%, 8/1/2024	100,000	97,610
Series MTN, 3.70%, 6/5/2025	237,000	236,019
Series MTN, 3.75%, 12/6/2023	50,000	50,317
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (a) (b)	169,000	145,168
US Bancorp:
1.45%, 5/12/2025	142,000	133,332
5 Year CMT + 0.95%, 2.49%, 11/3/2036 (b)	204,000	166,546
Series MTN, 1.38%, 7/22/2030	54,000	43,023
Series MTN, 3.60%, 9/11/2024	161,000	160,623
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (b)	200,000	183,670
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (b)	200,000	172,578
US Bank NA Series BKNT, 2.05%, 1/21/2025	250,000	239,810
Wachovia Corp. 7.57%, 8/1/2026 (c)	474,000	520,656
Wells Fargo & Co.:
3.00%, 10/23/2026	150,000	141,630
5.38%, 11/2/2043	100,000	98,454
5.61%, 1/15/2044	100,000	100,646
SOFR + 1.51%, 3.53%, 3/24/2028 (b)	55,000	52,190
SOFR + 2.00%, 2.19%, 4/30/2026 (b)	733,000	687,158
Series GMTN, 4.30%, 7/22/2027	370,000	365,593
Series GMTN, 4.90%, 11/17/2045	100,000	92,535
Series MTN, 3.00%, 2/19/2025	150,000	146,713
Series MTN, 3.55%, 9/29/2025	100,000	98,174
Series MTN, 3.75%, 1/24/2024	49,000	49,094
Security Description	Principal Amount	Value
Series MTN, 4.15%, 1/24/2029	$ 50,000	$ 48,340
Series MTN, 4.40%, 6/14/2046	150,000	130,093
Series MTN, 4.65%, 11/4/2044	687,000	616,315
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (b)	450,000	423,666
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	300,000	284,139
Series MTN, SOFR + 0.51%, 0.81%, 5/19/2025 (b)	175,000	163,851
Series MTN, SOFR + 1.09%, 2.41%, 10/30/2025 (b)	250,000	238,395
Series MTN, SOFR + 1.43%, 2.88%, 10/30/2030 (b)	125,000	109,936
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (b)	195,000	173,078
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (b)	200,000	185,082
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (b)	280,000	273,910
Series MTN, SOFR + 4.50%, 5.01%, 4/4/2051 (b)	300,000	294,267
Westpac Banking Corp.:
1.02%, 11/18/2024	35,000	32,919
1.95%, 11/20/2028	50,000	43,607
2.65%, 1/16/2030	20,000	17,779
3.35%, 3/8/2027	220,000	212,925
3.40%, 1/25/2028	200,000	191,718
3.74%, 8/26/2025	100,000	99,651
4.04%, 8/26/2027 (a)	100,000	99,404
5 Year CMT + 1.53%, 3.02%, 11/18/2036 (b)	75,000	60,458
5 Year CMT + 1.75%, 2.67%, 11/15/2035 (b)	240,000	192,595
Zions Bancorp NA 3.25%, 10/29/2029	40,000	34,922
		71,344,197
BEVERAGES — 2.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 2/1/2046	200,000	188,634
Anheuser-Busch InBev Finance, Inc.:
4.63%, 2/1/2044	200,000	180,630
4.70%, 2/1/2036	100,000	95,905
4.90%, 2/1/2046	200,000	187,060
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	183,000	149,074
4.00%, 4/13/2028	140,000	138,263
4.44%, 10/6/2048	100,000	87,954

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.60%, 4/15/2048	$ 264,000	$ 237,706
4.60%, 6/1/2060	50,000	43,836
4.75%, 1/23/2029	105,000	107,001
4.75%, 4/15/2058	100,000	90,192
4.90%, 1/23/2031 (a)	300,000	307,623
4.95%, 1/15/2042	149,000	142,007
5.55%, 1/23/2049	150,000	153,280
5.80%, 1/23/2059	150,000	156,244
8.00%, 11/15/2039	186,000	236,255
8.20%, 1/15/2039	178,000	230,626
Coca-Cola Co.:
1.00%, 3/15/2028	250,000	215,677
1.50%, 3/5/2028	228,000	202,690
1.65%, 6/1/2030	160,000	135,603
2.13%, 9/6/2029	100,000	89,236
2.25%, 1/5/2032 (a)	319,000	277,919
2.60%, 6/1/2050	106,000	79,061
3.00%, 3/5/2051	65,000	52,458
3.38%, 3/25/2027	50,000	49,566
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	148,000	115,319
2.75%, 1/22/2030	160,000	143,605
Constellation Brands, Inc.:
2.25%, 8/1/2031	65,000	52,689
3.60%, 2/15/2028	185,000	175,445
4.35%, 5/9/2027	100,000	99,313
4.65%, 11/15/2028	115,000	113,605
4.75%, 5/9/2032	100,000	98,741
Diageo Captial PLC 2.13%, 10/24/2024	484,000	467,278
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	262,000	202,757
Keurig Dr Pepper, Inc.:
0.75%, 3/15/2024	35,000	33,348
2.25%, 3/15/2031	30,000	24,658
2.55%, 9/15/2026	65,000	60,349
3.13%, 12/15/2023	100,000	99,772
3.35%, 3/15/2051	20,000	14,822
4.05%, 4/15/2032	65,000	60,824
4.42%, 5/25/2025	50,000	50,452
4.42%, 12/15/2046	70,000	62,089
4.50%, 4/15/2052	35,000	30,824
4.60%, 5/25/2028	40,000	40,014
Molson Coors Beverage Co.:
4.20%, 7/15/2046	212,000	173,588
5.00%, 5/1/2042	60,000	54,986
PepsiCo, Inc.:
0.40%, 10/7/2023 (a)	100,000	96,997
1.40%, 2/25/2031 (a)	40,000	32,834
1.95%, 10/21/2031 (a)	100,000	85,275
2.25%, 3/19/2025	119,000	115,847
2.63%, 7/29/2029	50,000	46,304
2.63%, 10/21/2041	100,000	78,586
2.75%, 10/21/2051 (a)	135,000	103,762
Security Description	Principal Amount	Value
2.88%, 10/15/2049 (a)	$ 65,000	$ 51,595
3.00%, 10/15/2027 (a)	190,000	185,050
3.45%, 10/6/2046	115,000	99,029
3.50%, 7/17/2025	50,000	50,207
3.63%, 3/19/2050	100,000	90,704
4.88%, 11/1/2040	75,000	79,256
7.00%, 3/1/2029	50,000	58,867
		7,183,291
BIOTECHNOLOGY — 1.3%
Amgen, Inc.:
1.65%, 8/15/2028 (a)	150,000	128,729
1.90%, 2/21/2025	50,000	47,789
2.20%, 2/21/2027	290,000	266,675
2.45%, 2/21/2030 (a)	125,000	109,116
2.80%, 8/15/2041	150,000	111,215
3.00%, 2/22/2029	30,000	27,701
3.00%, 1/15/2052	227,000	161,495
3.15%, 2/21/2040	213,000	168,992
3.35%, 2/22/2032 (a)	60,000	54,939
3.63%, 5/22/2024	145,000	144,752
4.20%, 2/22/2052	30,000	26,321
4.40%, 2/22/2062	25,000	21,741
4.66%, 6/15/2051	152,000	142,720
5.15%, 11/15/2041	334,000	330,780
Baxalta, Inc.:
4.00%, 6/23/2025	412,000	408,856
5.25%, 6/23/2045	150,000	149,542
Biogen, Inc.:
3.15%, 5/1/2050	200,000	137,154
3.25%, 2/15/2051	300,000	209,379
Bio-Rad Laboratories, Inc. 3.30%, 3/15/2027	25,000	23,625
Gilead Sciences, Inc.:
1.20%, 10/1/2027 (a)	250,000	215,312
2.50%, 9/1/2023	100,000	99,017
3.50%, 2/1/2025	322,000	318,439
3.65%, 3/1/2026	75,000	73,881
3.70%, 4/1/2024	100,000	100,135
4.15%, 3/1/2047	100,000	88,236
4.50%, 2/1/2045	264,000	244,176
5.65%, 12/1/2041	85,000	90,930
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	110,000	88,233
Royalty Pharma PLC:
0.75%, 9/2/2023	125,000	120,345
1.20%, 9/2/2025	85,000	76,153
2.15%, 9/2/2031	75,000	58,555
2.20%, 9/2/2030	20,000	16,141
3.35%, 9/2/2051	60,000	40,619
3.55%, 9/2/2050	80,000	55,861
		4,357,554

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
BUILDING MATERIALS — 0.5%
Carrier Global Corp.:
2.24%, 2/15/2025	$ 230,000	$ 218,516
2.72%, 2/15/2030	25,000	21,607
3.58%, 4/5/2050	255,000	193,509
Eagle Materials, Inc. 2.50%, 7/1/2031	100,000	78,899
Fortune Brands Home & Security, Inc.:
3.25%, 9/15/2029	25,000	21,595
4.00%, 9/21/2023	95,000	95,279
4.00%, 6/15/2025	50,000	49,368
4.00%, 3/25/2032	50,000	44,271
Johnson Controls International PLC:
4.63%, 7/2/2044	86,000	77,299
4.95%, 7/2/2064 (c)	50,000	43,988
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	25,000	20,423
3.50%, 12/15/2027 (a)	170,000	160,645
Series CB, 2.50%, 3/15/2030	100,000	84,309
Masco Corp.:
2.00%, 10/1/2030	100,000	78,973
2.00%, 2/15/2031	50,000	39,253
Owens Corning:
3.40%, 8/15/2026	100,000	95,379
3.88%, 6/1/2030	115,000	105,190
4.20%, 12/1/2024	25,000	24,953
4.30%, 7/15/2047	20,000	16,385
Vulcan Materials Co. 4.70%, 3/1/2048	75,000	68,569
		1,538,410
CHEMICALS — 1.3%
Air Products & Chemicals, Inc. 2.80%, 5/15/2050 (a)	100,000	75,468
Albemarle Corp. 5.45%, 12/1/2044	117,000	112,848
ALBEMARLE Corp.:
5.05%, 6/1/2032	200,000	195,292
5.65%, 6/1/2052	50,000	49,960
Celanese US Holdings LLC 3.50%, 5/8/2024	150,000	147,975
CF Industries, Inc.:
4.95%, 6/1/2043	150,000	134,625
5.38%, 3/15/2044	100,000	93,260
Dow Chemical Co. 9.40%, 5/15/2039	29,000	41,315
DuPont de Nemours, Inc.:
4.73%, 11/15/2028 (a)	147,000	147,592
5.32%, 11/15/2038	291,000	287,921
5.42%, 11/15/2048	100,000	99,397
Eastman Chemical Co.:
4.65%, 10/15/2044	64,000	55,510
4.80%, 9/1/2042	200,000	180,218
Security Description	Principal Amount	Value
Ecolab, Inc.:
1.65%, 2/1/2027	$ 175,000	$ 160,050
2.70%, 12/15/2051 (a)	100,000	71,444
2.75%, 8/18/2055	53,000	37,098
FMC Corp.:
3.45%, 10/1/2029	115,000	104,469
4.50%, 10/1/2049	100,000	85,605
Huntsman International LLC:
2.95%, 6/15/2031	50,000	41,530
4.50%, 5/1/2029	113,000	106,318
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	100,000	85,530
4.45%, 9/26/2028	100,000	97,735
Linde, Inc.:
2.00%, 8/10/2050	85,000	53,329
2.65%, 2/5/2025	75,000	73,738
3.55%, 11/7/2042 (a)	75,000	64,823
LYB International Finance B.V. 5.25%, 7/15/2043	121,000	113,021
LYB International Finance III LLC 3.80%, 10/1/2060	50,000	35,442
Mosaic Co.:
4.88%, 11/15/2041	274,000	249,315
5.63%, 11/15/2043	25,000	25,687
Nutrien, Ltd.:
2.95%, 5/13/2030	200,000	178,122
5.25%, 1/15/2045	115,000	114,691
PPG Industries, Inc.:
1.20%, 3/15/2026	50,000	44,805
2.80%, 8/15/2029	140,000	126,787
RPM International, Inc.:
2.95%, 1/15/2032	35,000	29,010
4.55%, 3/1/2029	115,000	111,252
Sherwin-Williams Co.:
2.20%, 3/15/2032	75,000	60,541
2.90%, 3/15/2052	205,000	140,099
3.80%, 8/15/2049	125,000	100,025
4.50%, 6/1/2047	150,000	132,570
4.55%, 8/1/2045	50,000	43,751
Westlake Corp.:
0.88%, 8/15/2024	75,000	71,312
4.38%, 11/15/2047	100,000	85,982
5.00%, 8/15/2046	92,000	86,950
		4,352,412
COMMERCIAL SERVICES — 1.2%
Automatic Data Processing, Inc. 1.70%, 5/15/2028 (a)	119,000	107,139
Block Financial LLC 3.88%, 8/15/2030	91,000	82,571
California Endowment Series 2021, 2.50%, 4/1/2051	10,000	7,142

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
California Institute of Technology:
3.65%, 9/1/2119	$ 39,000	$ 29,083
4.70%, 11/1/2111	50,000	47,945
Cintas Corp. No. 2:
3.45%, 5/1/2025	100,000	99,659
3.70%, 4/1/2027	25,000	24,702
Duke University Series 2020, 2.68%, 10/1/2044	65,000	49,939
Emory University Series 2020, 2.97%, 9/1/2050	100,000	79,273
Equifax, Inc.:
2.35%, 9/15/2031	100,000	79,826
2.60%, 12/1/2024	110,000	106,142
George Washington University Series 2014, 4.30%, 9/15/2044	250,000	233,025
Georgetown University:
Series A, 5.22%, 10/1/2118	33,000	31,334
Series B, 4.32%, 4/1/2049	20,000	18,252
Global Payments, Inc.:
1.50%, 11/15/2024	25,000	23,445
2.65%, 2/15/2025	150,000	143,044
2.90%, 5/15/2030	45,000	37,889
2.90%, 11/15/2031	45,000	36,832
4.15%, 8/15/2049	100,000	78,177
GXO Logistics, Inc.:
1.65%, 7/15/2026	175,000	152,542
2.65%, 7/15/2031	100,000	78,821
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	60,000	57,362
Massachusetts Institute of Technology:
3.07%, 4/1/2052	100,000	81,738
3.89%, 7/1/2116	25,000	20,964
4.68%, 7/1/2114	45,000	44,832
5.60%, 7/1/2111	60,000	71,029
Series F, 2.99%, 7/1/2050	45,000	36,618
Series G, 2.29%, 7/1/2051	50,000	34,494
Moody's Corp.:
2.00%, 8/19/2031	50,000	40,802
3.10%, 11/29/2061	25,000	17,254
3.75%, 2/25/2052	50,000	40,922
Northwestern University:
4.64%, 12/1/2044	50,000	51,304
Series 2017, 3.66%, 12/1/2057	60,000	51,978
PayPal Holdings, Inc.:
2.40%, 10/1/2024	246,000	240,089
2.85%, 10/1/2029	120,000	108,702
3.90%, 6/1/2027	35,000	34,845
4.40%, 6/1/2032	50,000	49,487
5.05%, 6/1/2052	50,000	49,680
Security Description	Principal Amount	Value
5.25%, 6/1/2062	$ 100,000	$ 98,895
President and Fellows of Harvard College:
3.30%, 7/15/2056	75,000	63,739
3.75%, 11/15/2052	140,000	131,914
RELX Capital, Inc.:
4.00%, 3/18/2029	110,000	106,312
4.75%, 5/20/2032	10,000	10,141
S&P Global, Inc.:
2.30%, 8/15/2060	100,000	61,440
2.70%, 3/1/2029 (d)	225,000	204,840
2.90%, 3/1/2032 (d)	200,000	178,190
Triton Container International, Ltd./TAL International Container Corp. 3.25%, 3/15/2032	62,000	50,559
Trustees of Boston College 3.13%, 7/1/2052	20,000	15,170
Trustees of Princeton University 5.70%, 3/1/2039	163,000	190,849
University of Chicago 3.00%, 10/1/2052	50,000	39,087
University of Notre Dame du Lac Series 2015, 3.44%, 2/15/2045	25,000	22,232
University of Southern California:
2.81%, 10/1/2050	75,000	57,085
5.25%, 10/1/2111 (a)	85,000	87,768
Verisk Analytics, Inc.:
4.13%, 3/15/2029	100,000	96,160
5.50%, 6/15/2045	50,000	50,111
Yale University Series 2020, 0.87%, 4/15/2025 (a)	75,000	70,370
		4,113,744
COMPUTERS — 2.5%
Apple, Inc.:
0.55%, 8/20/2025	200,000	183,502
0.70%, 2/8/2026	100,000	91,101
1.20%, 2/8/2028	125,000	109,361
1.40%, 8/5/2028	100,000	87,623
1.70%, 8/5/2031 (a)	200,000	167,658
2.38%, 2/8/2041	285,000	218,108
2.40%, 8/20/2050	55,000	38,722
2.45%, 8/4/2026	556,000	533,582
2.55%, 8/20/2060	75,000	51,504
2.65%, 2/8/2051	150,000	110,862
2.70%, 8/5/2051	50,000	37,473
2.75%, 1/13/2025	25,000	24,724
2.80%, 2/8/2061	100,000	71,580
2.85%, 5/11/2024	25,000	24,849
2.85%, 8/5/2061	200,000	145,432
2.90%, 9/12/2027	20,000	19,301
2.95%, 9/11/2049	200,000	157,308

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.00%, 2/9/2024	$ 129,000	$ 128,774
3.00%, 11/13/2027 (a)	150,000	145,486
3.20%, 5/13/2025 (a)	142,000	141,982
3.20%, 5/11/2027	443,000	436,253
3.35%, 2/9/2027	315,000	312,959
3.75%, 11/13/2047	118,000	106,219
3.85%, 5/4/2043	150,000	138,018
4.25%, 2/9/2047	225,000	221,033
4.45%, 5/6/2044 (a)	400,000	398,860
4.65%, 2/23/2046	150,000	155,031
CGI, Inc.:
1.45%, 9/14/2026	40,000	35,315
2.30%, 9/14/2031	25,000	20,147
Dell International LLC/EMC Corp.:
3.45%, 12/15/2051 (d)	150,000	101,559
5.30%, 10/1/2029	100,000	98,626
5.85%, 7/15/2025	125,000	129,005
6.02%, 6/15/2026	203,000	210,550
6.20%, 7/15/2030	50,000	52,018
8.10%, 7/15/2036	154,000	180,263
8.35%, 7/15/2046	233,000	290,304
DXC Technology Co. 2.38%, 9/15/2028 (a)	104,000	89,283
Genpact Luxembourg Sarl 3.38%, 12/1/2024	75,000	73,723
Hewlett Packard Enterprise Co. 6.20%, 10/15/2035	112,000	118,729
HP, Inc.:
2.20%, 6/17/2025	50,000	47,184
2.65%, 6/17/2031	93,000	74,640
4.75%, 1/15/2028	150,000	148,296
5.50%, 1/15/2033	90,000	87,872
6.00%, 9/15/2041 (a)	150,000	151,761
International Business Machines Corp.:
2.95%, 5/15/2050	50,000	36,117
3.00%, 5/15/2024	601,000	596,354
3.50%, 5/15/2029	401,000	379,759
3.63%, 2/12/2024	468,000	469,334
4.25%, 5/15/2049	110,000	97,194
5.60%, 11/30/2039	50,000	52,652
5.88%, 11/29/2032	20,000	21,959
7.00%, 10/30/2025	92,000	101,032
Kyndryl Holdings, Inc.:
2.05%, 10/15/2026 (d)	25,000	21,141
2.70%, 10/15/2028 (a) (d)	100,000	79,701
3.15%, 10/15/2031 (a) (d)	100,000	73,247
4.10%, 10/15/2041 (d)	50,000	33,043
Leidos, Inc.:
2.30%, 2/15/2031	100,000	79,148
4.38%, 5/15/2030	50,000	46,025
NetApp, Inc. 1.88%, 6/22/2025	100,000	93,277
Western Digital Corp.:
2.85%, 2/1/2029	200,000	163,004
Security Description	Principal Amount	Value
4.75%, 2/15/2026	$ 86,000	$ 82,254
		8,591,821
COSMETICS/PERSONAL CARE — 0.5%
Estee Lauder Cos., Inc.:
2.00%, 12/1/2024	20,000	19,367
2.38%, 12/1/2029	37,000	32,929
GSK Consumer Healthcare Capital US LLC:
3.38%, 3/24/2027 (d)	250,000	239,238
3.63%, 3/24/2032 (d)	250,000	230,680
Procter & Gamble Co.:
1.90%, 2/1/2027 (a)	100,000	94,036
2.70%, 2/2/2026 (a)	100,000	98,209
2.85%, 8/11/2027 (a)	240,000	232,538
3.00%, 3/25/2030	200,000	188,752
3.10%, 8/15/2023 (a)	75,000	75,374
Unilever Capital Corp.:
0.38%, 9/14/2023	100,000	96,813
1.75%, 8/12/2031	130,000	107,182
2.60%, 5/5/2024	150,000	147,797
5.90%, 11/15/2032	153,000	174,070
Series 30Y, 2.63%, 8/12/2051 (a)	100,000	72,361
		1,809,346
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
1.85%, 2/15/2025	179,000	170,371
4.60%, 6/15/2045	20,000	19,137
		189,508
DIVERSIFIED FINANCIAL SERVICES — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/2024	188,000	173,800
2.45%, 10/29/2026	75,000	65,291
3.65%, 7/21/2027	80,000	72,422
4.45%, 4/3/2026	100,000	95,679
4.50%, 9/15/2023	331,000	330,077
6.50%, 7/15/2025	250,000	255,547
Series 3NC1, 1.75%, 10/29/2024	100,000	92,591
Air Lease Corp.:
0.80%, 8/18/2024	100,000	91,600
3.88%, 7/3/2023	100,000	99,497
4.25%, 9/15/2024	60,000	58,883
Series MTN, 3.00%, 2/1/2030	129,000	104,712
Ally Financial, Inc.:
1.45%, 10/2/2023	50,000	48,363
8.00%, 11/1/2031	100,000	111,189
American Express Co.:
0.75%, 11/3/2023 (a)	150,000	145,251
2.25%, 3/4/2025 (a)	80,000	77,032
2.55%, 3/4/2027	135,000	125,839

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.00%, 10/30/2024	$ 125,000	$ 122,705
SOFR + 2.26%, 4.99%, 5/26/2033 (b)	105,000	104,955
Ameriprise Financial, Inc.:
3.00%, 4/2/2025	75,000	73,320
4.50%, 5/13/2032	135,000	132,674
Andrew W Mellon Foundation Series 2020, 0.95%, 8/1/2027	75,000	65,634
BGC Partners, Inc. 5.38%, 7/24/2023	55,000	55,034
BlackRock, Inc.:
3.25%, 4/30/2029	306,000	288,791
3.50%, 3/18/2024	99,000	99,452
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	22,000	21,817
Brookfield Finance I UK PLC 2.34%, 1/30/2032	70,000	56,261
Brookfield Finance, Inc.:
3.50%, 3/30/2051	90,000	65,368
3.90%, 1/25/2028	70,000	66,882
4.00%, 4/1/2024	145,000	144,527
4.35%, 4/15/2030	145,000	138,430
4.85%, 3/29/2029	36,000	35,574
Capital One Financial Corp.:
3.20%, 2/5/2025	142,000	138,001
3.65%, 5/11/2027	54,000	51,468
3.75%, 3/9/2027	149,000	142,659
3.90%, 1/29/2024	75,000	75,014
4.20%, 10/29/2025	50,000	49,270
4.25%, 4/30/2025	100,000	99,871
SOFR + 0.69%, 1.34%, 12/6/2024 (b)	200,000	191,588
SOFR + 0.86%, 1.88%, 11/2/2027 (b)	179,000	156,783
SOFR + 1.29%, 2.64%, 3/3/2026 (b)	85,000	80,266
SOFR + 1.34%, 2.36%, 7/29/2032 (b)	25,000	19,034
SOFR + 1.79%, 3.27%, 3/1/2030 (b)	294,000	260,346
SOFR + 2.37%, 5.27%, 5/10/2033 (a) (b)	100,000	98,114
Cboe Global Markets, Inc.:
3.00%, 3/16/2032	100,000	89,337
3.65%, 1/12/2027	77,000	75,214
Charles Schwab Corp 3.75%, 4/1/2024	20,000	20,101
Charles Schwab Corp.:
0.75%, 3/18/2024	75,000	71,927
1.65%, 3/11/2031	180,000	144,416
1.95%, 12/1/2031	50,000	40,518
2.45%, 3/3/2027	200,000	186,626
3.20%, 1/25/2028	160,000	153,038
3.25%, 5/22/2029	115,000	107,009
Security Description	Principal Amount	Value
3.45%, 2/13/2026	$ 75,000	$ 74,301
3.55%, 2/1/2024	25,000	25,018
CI Financial Corp. 4.10%, 6/15/2051 (a)	100,000	66,602
CME Group, Inc.:
2.65%, 3/15/2032	70,000	61,818
3.00%, 3/15/2025 (a)	55,000	54,325
3.75%, 6/15/2028	150,000	147,910
5.30%, 9/15/2043	76,000	82,369
Discover Financial Services:
4.10%, 2/9/2027	130,000	124,483
4.50%, 1/30/2026	100,000	98,092
Intercontinental Exchange, Inc.:
3.00%, 9/15/2060	100,000	67,500
3.10%, 9/15/2027	25,000	23,597
3.65%, 5/23/2025	100,000	99,356
3.75%, 9/21/2028	300,000	288,282
4.25%, 9/21/2048	508,000	453,649
5.20%, 6/15/2062	100,000	99,691
Invesco Finance PLC:
4.00%, 1/30/2024	90,000	90,065
5.38%, 11/30/2043	40,000	40,042
Jefferies Group LLC 6.25%, 1/15/2036	200,000	197,468
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	50,000	44,742
4.85%, 1/15/2027	44,000	43,769
Lazard Group LLC 4.38%, 3/11/2029	20,000	19,063
Legg Mason, Inc.:
4.75%, 3/15/2026	100,000	102,359
5.63%, 1/15/2044	106,000	108,652
Mastercard, Inc.:
2.00%, 3/3/2025 (a)	100,000	96,435
2.95%, 6/1/2029	50,000	46,885
3.35%, 3/26/2030	100,000	95,417
3.50%, 2/26/2028	133,000	131,102
3.65%, 6/1/2049	147,000	130,167
3.95%, 2/26/2048	199,000	183,882
Morgan Stanley Domestic Holdings, Inc. 4.50%, 6/20/2028	60,000	59,760
Nasdaq, Inc. 3.95%, 3/7/2052	100,000	82,310
Nomura Holdings, Inc.:
1.65%, 7/14/2026	175,000	153,485
1.85%, 7/16/2025	179,000	164,326
2.33%, 1/22/2027	58,000	51,344
2.61%, 7/14/2031	286,000	227,610
5.39%, 7/6/2027	200,000	200,044
ORIX Corp.:
3.25%, 12/4/2024	75,000	73,745
4.00%, 4/13/2032	150,000	143,202
Raymond James Financial, Inc. 4.95%, 7/15/2046	20,000	19,447

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Synchrony Financial:
2.88%, 10/28/2031	$ 50,000	$ 37,929
3.95%, 12/1/2027	125,000	113,716
4.25%, 8/15/2024	69,000	68,682
4.50%, 7/23/2025	75,000	72,878
4.88%, 6/13/2025	35,000	34,596
5.15%, 3/19/2029	90,000	84,286
Visa, Inc.:
0.75%, 8/15/2027	75,000	64,982
1.90%, 4/15/2027	350,000	323,043
2.00%, 8/15/2050 (a)	204,000	135,423
3.15%, 12/14/2025	188,000	185,577
3.65%, 9/15/2047	50,000	44,528
4.30%, 12/14/2045	213,000	210,348
Western Union Co. 6.20%, 11/17/2036 (a)	200,000	200,952
		11,519,051
ELECTRIC — 7.5%
AEP Texas, Inc.:
3.80%, 10/1/2047	95,000	76,266
3.95%, 6/1/2028	250,000	242,647
4.70%, 5/15/2032	100,000	99,652
AEP Transmission Co. LLC:
3.15%, 9/15/2049	66,000	50,378
3.80%, 6/15/2049	191,000	162,205
4.00%, 12/1/2046	150,000	133,282
Alabama Power Co.:
3.00%, 3/15/2052	50,000	36,781
3.05%, 3/15/2032 (a)	30,000	27,367
3.45%, 10/1/2049	50,000	39,387
3.75%, 3/1/2045	33,000	27,306
Series A, 4.30%, 7/15/2048	115,000	103,736
Ameren Corp.:
1.95%, 3/15/2027	100,000	89,727
2.50%, 9/15/2024	125,000	121,246
Ameren Illinois Co. 4.15%, 3/15/2046	160,000	145,933
Appalachian Power Co. Series Z, 3.70%, 5/1/2050	50,000	39,831
Arizona Public Service Co.:
2.20%, 12/15/2031	30,000	24,347
2.95%, 9/15/2027 (a)	120,000	112,534
3.15%, 5/15/2025 (a)	80,000	78,324
4.35%, 11/15/2045	25,000	21,515
4.50%, 4/1/2042	135,000	119,925
5.05%, 9/1/2041	25,000	23,602
Atlantic City Electric Co. 4.00%, 10/15/2028	130,000	127,975
Avangrid, Inc. 3.20%, 4/15/2025	91,000	88,391
Avista Corp. 4.00%, 4/1/2052	75,000	67,663
Baltimore Gas & Electric Co.:
4.25%, 9/15/2048	69,000	63,593
4.55%, 6/1/2052	200,000	193,910
Security Description	Principal Amount	Value
Berkshire Hathaway Energy Co.:
3.25%, 4/15/2028	$ 21,000	$ 19,956
4.05%, 4/15/2025	46,000	46,372
4.45%, 1/15/2049	50,000	46,532
4.60%, 5/1/2053 (d)	50,000	48,246
6.13%, 4/1/2036	354,000	390,342
Black Hills Corp.:
3.05%, 10/15/2029	150,000	133,035
4.35%, 5/1/2033	130,000	121,547
CenterPoint Energy Houston Electric LLC:
Series AA, 3.00%, 2/1/2027	25,000	23,952
Series AG, 3.00%, 3/1/2032 (a)	20,000	18,215
CenterPoint Energy, Inc.:
2.50%, 9/1/2024	175,000	169,200
3.70%, 9/1/2049	50,000	40,113
CMS Energy Corp. 5 Year CMT + 4.12%, 4.75%, 6/1/2050 (b)	125,000	109,894
Commonwealth Edison Co.:
2.20%, 3/1/2030	100,000	86,795
3.00%, 3/1/2050	100,000	76,449
3.70%, 8/15/2028	237,000	230,819
Series 123, 3.75%, 8/15/2047	100,000	85,807
Series 127, 3.20%, 11/15/2049	60,000	46,717
Series 132, 3.15%, 3/15/2032 (a)	65,000	59,771
Connecticut Light & Power Co. Series A, 3.20%, 3/15/2027 (a)	110,000	106,899
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031	100,000	85,954
3.20%, 12/1/2051	25,000	18,999
3.60%, 6/15/2061 (a)	150,000	118,519
3.70%, 11/15/2059	68,000	53,857
3.85%, 6/15/2046	150,000	127,080
5.70%, 6/15/2040	320,000	337,040
Series 08-B, 6.75%, 4/1/2038	35,000	40,845
Series 09-C, 5.50%, 12/1/2039	75,000	77,673
Series 20B, 3.95%, 4/1/2050	202,000	176,087
Series C, 3.00%, 12/1/2060	105,000	71,847
Series C, 4.30%, 12/1/2056	35,000	30,656
Constellation Energy Generation LLC:
5.75%, 10/1/2041	129,000	124,792
6.25%, 10/1/2039	150,000	153,351
Consumers Energy Co.:
3.80%, 11/15/2028	50,000	48,910
4.05%, 5/15/2048	65,000	59,342

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.35%, 4/15/2049	$ 50,000	$ 47,605
Delmarva Power & Light Co. 3.50%, 11/15/2023	100,000	100,318
Dominion Energy South Carolina, Inc.:
5.10%, 6/1/2065	100,000	99,574
Series A, 2.30%, 12/1/2031 (a)	100,000	85,502
Dominion Energy, Inc.:
3.07%, 8/15/2024 (c)	70,000	68,360
4.25%, 6/1/2028	150,000	147,814
4.70%, 12/1/2044	115,000	106,192
Series B, 3.30%, 4/15/2041	65,000	51,174
Series C, 2.25%, 8/15/2031	190,000	156,444
Series C, 3.38%, 4/1/2030	90,000	82,303
Series C, 4.05%, 9/15/2042	76,000	65,132
DTE Electric Co.:
Series A, 1.90%, 4/1/2028	141,000	125,841
Series B, 3.65%, 3/1/2052	100,000	86,506
DTE Energy Co. Series C, 3.40%, 6/15/2029	135,000	123,846
Duke Energy Carolinas LLC:
2.45%, 2/1/2030	400,000	353,564
2.55%, 4/15/2031	25,000	21,898
2.85%, 3/15/2032	20,000	17,745
3.75%, 6/1/2045	50,000	41,993
3.88%, 3/15/2046	149,000	130,506
3.95%, 3/15/2048	116,000	102,155
6.05%, 4/15/2038	243,000	271,805
Duke Energy Corp.:
2.55%, 6/15/2031	50,000	41,570
3.40%, 6/15/2029	125,000	114,394
3.50%, 6/15/2051	112,000	84,476
3.75%, 4/15/2024	100,000	99,963
5 Year CMT + 2.32%, 3.25%, 1/15/2082 (b)	50,000	38,694
Duke Energy Florida LLC:
2.40%, 12/15/2031	40,000	34,201
2.50%, 12/1/2029	125,000	111,149
4.20%, 7/15/2048	40,000	35,902
6.35%, 9/15/2037	50,000	57,229
Duke Energy Indiana LLC:
2.75%, 4/1/2050	50,000	35,343
Series YYY, 3.25%, 10/1/2049	85,000	65,835
Duke Energy Ohio, Inc.:
3.65%, 2/1/2029	60,000	57,343
3.70%, 6/15/2046	100,000	83,309
4.30%, 2/1/2049	32,000	29,091
Duke Energy Progress LLC:
2.00%, 8/15/2031 (a)	50,000	41,442
3.70%, 9/1/2028	55,000	53,372
3.70%, 10/15/2046	88,000	74,889
4.20%, 8/15/2045	140,000	126,466
Edison International:
4.13%, 3/15/2028	101,000	94,117
Security Description	Principal Amount	Value
5.75%, 6/15/2027	$ 50,000	$ 50,845
Emera US Finance L.P.:
2.64%, 6/15/2031	35,000	28,996
4.75%, 6/15/2046	100,000	88,201
Enel Americas SA 4.00%, 10/25/2026 (a)	133,000	129,200
Enel Chile SA 4.88%, 6/12/2028	188,000	179,976
Entergy Arkansas LLC 4.20%, 4/1/2049	70,000	64,767
Entergy Corp.:
0.90%, 9/15/2025	25,000	22,522
2.40%, 6/15/2031	150,000	122,043
2.80%, 6/15/2030	50,000	42,949
Entergy Louisiana LLC:
0.62%, 11/17/2023	30,000	28,835
0.95%, 10/1/2024	140,000	131,932
1.60%, 12/15/2030	50,000	39,978
2.35%, 6/15/2032	100,000	83,686
2.90%, 3/15/2051	155,000	112,102
3.12%, 9/1/2027	57,000	54,258
3.25%, 4/1/2028	100,000	94,044
Entergy Mississippi LLC:
3.50%, 6/1/2051	30,000	24,291
3.85%, 6/1/2049	155,000	131,924
Entergy Texas, Inc.:
4.00%, 3/30/2029 (a)	25,000	24,426
4.50%, 3/30/2039	63,000	59,161
Evergy Kansas Central, Inc. 3.25%, 9/1/2049	25,000	19,354
Evergy, Inc.:
2.45%, 9/15/2024	100,000	96,282
2.90%, 9/15/2029	100,000	88,196
Eversource Energy:
3.45%, 1/15/2050	105,000	81,080
4.60%, 7/1/2027	70,000	70,584
Series H, 3.15%, 1/15/2025	52,000	50,832
Series M, 3.30%, 1/15/2028	235,000	221,495
Series U, 1.40%, 8/15/2026	100,000	89,116
Exelon Corp.:
3.35%, 3/15/2032 (d)	50,000	44,803
3.95%, 6/15/2025	90,000	89,753
4.05%, 4/15/2030	100,000	95,964
Florida Power & Light Co.:
2.85%, 4/1/2025 (a)	200,000	196,738
3.70%, 12/1/2047	160,000	140,968
5.69%, 3/1/2040	100,000	110,723
5.95%, 2/1/2038	125,000	141,225
5.96%, 4/1/2039	150,000	169,594
Georgia Power Co.:
4.30%, 3/15/2043	157,000	135,907
4.70%, 5/15/2032	150,000	150,693
5.13%, 5/15/2052	50,000	49,838
Series A, 2.10%, 7/30/2023	100,000	98,540
Idaho Power Co. Series K, 4.20%, 3/1/2048	100,000	91,168

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Indiana Michigan Power Co. 3.25%, 5/1/2051	$ 80,000	$ 60,752
Interstate Power & Light Co.:
3.25%, 12/1/2024 (a)	50,000	49,402
4.10%, 9/26/2028	50,000	49,460
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	47,740
Kentucky Utilities Co. 5.13%, 11/1/2040	150,000	149,976
MidAmerican Energy Co.:
3.15%, 4/15/2050	25,000	19,538
3.95%, 8/1/2047	100,000	89,033
4.25%, 7/15/2049	125,000	116,236
4.80%, 9/15/2043	270,000	268,064
National Rural Utilities Cooperative Finance Corp.:
0.35%, 2/8/2024	50,000	47,563
1.35%, 3/15/2031	75,000	58,206
2.95%, 2/7/2024	100,000	99,132
3.40%, 11/15/2023	106,000	106,241
3.45%, 6/15/2025	100,000	99,239
3.90%, 11/1/2028	97,000	94,735
4.30%, 3/15/2049	20,000	18,595
4.40%, 11/1/2048	40,000	37,316
Series D, 1.00%, 10/18/2024	30,000	28,285
Nevada Power Co. Series CC, 3.70%, 5/1/2029	115,000	110,770
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028	115,000	100,093
2.94%, 3/21/2024	40,000	39,454
3.50%, 4/1/2029	50,000	46,669
4.45%, 6/20/2025	60,000	60,505
4.63%, 7/15/2027	150,000	151,948
5.00%, 7/15/2032	230,000	235,628
5 Year CMT + 2.55%, 3.80%, 3/15/2082 (b)	200,000	159,040
Northern States Power Co.:
2.60%, 6/1/2051	50,000	35,294
2.90%, 3/1/2050	35,000	26,369
3.60%, 5/15/2046	50,000	42,695
4.50%, 6/1/2052	135,000	132,670
NSTAR Electric Co. 3.10%, 6/1/2051	30,000	23,065
Oglethorpe Power Corp. 4.50%, 4/1/2047 (d)	195,000	167,298
Ohio Power Co.:
4.00%, 6/1/2049	100,000	86,409
Series R, 2.90%, 10/1/2051	50,000	35,792
Oklahoma Gas & Electric Co.:
3.30%, 3/15/2030	20,000	18,467
3.85%, 8/15/2047	30,000	25,172
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	100,000	90,291
2.70%, 11/15/2051	25,000	18,095
Security Description	Principal Amount	Value
2.75%, 6/1/2024	$ 35,000	$ 34,517
2.75%, 5/15/2030	40,000	36,377
3.70%, 11/15/2028	235,000	228,660
3.75%, 4/1/2045	93,000	80,182
3.80%, 6/1/2049	25,000	22,043
4.60%, 6/1/2052 (d)	100,000	98,947
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	165,000	126,819
3.00%, 6/15/2028	150,000	129,793
3.45%, 7/1/2025	339,000	318,396
3.50%, 8/1/2050	80,000	53,432
3.75%, 2/15/2024	30,000	29,351
3.85%, 11/15/2023	50,000	49,436
3.95%, 12/1/2047	50,000	34,783
4.20%, 3/1/2029	70,000	62,495
4.25%, 3/15/2046 (a)	30,000	22,189
4.40%, 3/1/2032	50,000	43,339
4.50%, 7/1/2040	180,000	139,460
4.55%, 7/1/2030	37,000	32,847
4.65%, 8/1/2028	150,000	138,976
4.75%, 2/15/2044	160,000	122,123
4.95%, 6/8/2025	50,000	49,031
4.95%, 7/1/2050	362,000	288,666
5.25%, 3/1/2052	50,000	41,527
5.45%, 6/15/2027	100,000	97,261
5.90%, 6/15/2032	100,000	96,576
PacifiCorp:
2.90%, 6/15/2052	49,000	35,867
3.50%, 6/15/2029	150,000	142,482
5.75%, 4/1/2037	63,000	66,742
6.00%, 1/15/2039	260,000	285,342
6.35%, 7/15/2038	85,000	96,308
PECO Energy Co.:
2.80%, 6/15/2050	185,000	135,770
2.85%, 9/15/2051 (a)	30,000	22,062
4.60%, 5/15/2052	105,000	105,419
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2048	23,000	18,222
PPL Capital Funding, Inc. 3.10%, 5/15/2026	182,000	173,217
PPL Electric Utilities Corp. 4.15%, 6/15/2048	30,000	27,645
Progress Energy, Inc.:
7.00%, 10/30/2031	100,000	112,480
7.75%, 3/1/2031	260,000	303,758
Public Service Co. of Colorado:
4.05%, 9/15/2049	94,000	84,596
4.30%, 3/15/2044	147,000	135,112
Series 35, 1.90%, 1/15/2031	50,000	42,144
Series 36, 2.70%, 1/15/2051	25,000	17,904
Public Service Co. of New Hampshire:
3.60%, 7/1/2049	86,000	72,040
Series V, 2.20%, 6/15/2031	60,000	51,170

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Public Service Electric & Gas Co.:
3.10%, 3/15/2032 (a)	$ 50,000	$ 46,013
Series MTN, 2.05%, 8/1/2050	125,000	78,327
Series MTN, 3.15%, 1/1/2050	30,000	23,350
Series MTN, 3.20%, 5/15/2029	25,000	23,673
Series MTN, 3.80%, 3/1/2046	100,000	87,754
Series MTN, 3.85%, 5/1/2049	60,000	52,847
Series MTN, 3.95%, 5/1/2042	40,000	36,104
Public Service Enterprise Group, Inc. 0.84%, 11/8/2023	25,000	24,012
Puget Energy, Inc.:
4.10%, 6/15/2030	65,000	60,473
4.22%, 3/15/2032	165,000	151,902
Puget Sound Energy, Inc.:
4.30%, 5/20/2045	100,000	89,432
5.64%, 4/15/2041	20,000	21,058
San Diego Gas & Electric Co.:
3.70%, 3/15/2052	100,000	84,511
4.15%, 5/15/2048	100,000	92,154
Series XXX, 3.00%, 3/15/2032 (a)	100,000	89,493
Sempra Energy:
3.25%, 6/15/2027	70,000	66,388
3.40%, 2/1/2028	151,000	142,601
5 Year CMT + 2.87%, 4.13%, 4/1/2052 (b)	149,000	119,647
Southern California Edison Co.:
2.85%, 8/1/2029 (a)	20,000	17,727
4.00%, 4/1/2047	134,000	108,689
4.65%, 10/1/2043	87,000	78,654
6.00%, 1/15/2034	250,000	266,560
6.05%, 3/15/2039	100,000	104,614
Series 13-A, 3.90%, 3/15/2043	122,000	97,683
Series 20A, 2.95%, 2/1/2051	100,000	68,003
Series A, 4.20%, 3/1/2029 (a)	75,000	72,227
Series B, 4.88%, 3/1/2049	60,000	54,482
Series C, 3.50%, 10/1/2023	60,000	59,938
Series C, 3.60%, 2/1/2045	35,000	26,216
Series C, 4.13%, 3/1/2048	118,000	97,392
Series E, 3.70%, 8/1/2025	89,000	87,616
Southern Co.:
5.11%, 8/1/2027	100,000	100,981
Series 21-A, 5 Year CMT + 2.92%, 3.75%, 9/15/2051 (b)	90,000	76,315
Series A, 3.70%, 4/30/2030	200,000	185,728
Security Description	Principal Amount	Value
Southern Power Co.:
0.90%, 1/15/2026	$ 65,000	$ 57,918
5.25%, 7/15/2043	41,000	38,903
Series F, 4.95%, 12/15/2046	61,000	55,970
Southwestern Electric Power Co.:
6.20%, 3/15/2040	60,000	64,792
Series M, 4.10%, 9/15/2028	216,000	208,658
Southwestern Public Service Co.:
3.70%, 8/15/2047	160,000	132,581
3.75%, 6/15/2049	100,000	83,954
4.50%, 8/15/2041	20,000	18,873
Tampa Electric Co.:
2.40%, 3/15/2031	30,000	25,912
3.45%, 3/15/2051	25,000	19,882
Tucson Electric Power Co.:
3.25%, 5/15/2032 (a)	65,000	58,584
3.25%, 5/1/2051	22,000	16,313
4.00%, 6/15/2050	110,000	93,023
Union Electric Co.:
2.15%, 3/15/2032	200,000	166,760
2.95%, 3/15/2030	38,000	34,551
3.65%, 4/15/2045	60,000	49,375
3.90%, 4/1/2052	30,000	26,562
Virginia Electric & Power Co.:
2.40%, 3/30/2032 (a)	50,000	42,786
2.95%, 11/15/2051	50,000	37,128
3.30%, 12/1/2049	50,000	39,812
4.45%, 2/15/2044	50,000	46,495
Series A, 2.88%, 7/15/2029	160,000	146,531
Series A, 3.10%, 5/15/2025	20,000	19,658
Series A, 6.00%, 5/15/2037	140,000	155,109
Series B, 3.75%, 5/15/2027	80,000	79,252
Series B, 3.80%, 9/15/2047	110,000	93,689
Series C, 4.63%, 5/15/2052	100,000	97,077
WEC Energy Group, Inc.:
0.55%, 9/15/2023	100,000	96,645
1.38%, 10/15/2027 (a)	50,000	43,309
2.20%, 12/15/2028	100,000	87,541
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	25,000	20,766
3.65%, 4/1/2050	25,000	20,360
Wisconsin Public Service Corp. 2.85%, 12/1/2051	40,000	29,042
Xcel Energy, Inc.:
1.75%, 3/15/2027	85,000	75,962
3.30%, 6/1/2025	86,000	84,471
4.60%, 6/1/2032	15,000	14,902
		25,541,640
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
1.80%, 10/15/2027	100,000	89,587
1.95%, 10/15/2030	61,000	51,349
2.00%, 12/21/2028 (a)	200,000	176,566

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
2.75%, 10/15/2050	$ 23,000	$ 16,581
2.80%, 12/21/2051	100,000	73,084
		407,167
ELECTRONICS — 0.7%
Agilent Technologies, Inc. 2.30%, 3/12/2031	100,000	81,353
Allegion PLC 3.50%, 10/1/2029	32,000	28,377
Allegion U.S. Holding Co., Inc. 5.41%, 7/1/2032	100,000	99,375
Amphenol Corp.:
2.20%, 9/15/2031 (a)	51,000	41,722
2.80%, 2/15/2030	83,000	72,195
4.35%, 6/1/2029	160,000	157,019
Arrow Electronics, Inc. 3.25%, 9/8/2024	137,000	133,994
Avnet, Inc. 3.00%, 5/15/2031	80,000	65,826
Flex, Ltd.:
3.75%, 2/1/2026	107,000	102,214
4.75%, 6/15/2025	66,000	66,364
4.88%, 5/12/2030	50,000	47,651
Honeywell International, Inc.:
1.10%, 3/1/2027	150,000	133,438
1.75%, 9/1/2031 (a)	110,000	91,016
1.95%, 6/1/2030	125,000	107,362
2.30%, 8/15/2024	115,000	112,952
3.81%, 11/21/2047	25,000	22,759
Hubbell, Inc. 2.30%, 3/15/2031	60,000	50,327
Jabil, Inc. 4.25%, 5/15/2027	146,000	141,673
Keysight Technologies, Inc.:
3.00%, 10/30/2029	100,000	89,057
4.55%, 10/30/2024	25,000	25,333
Legrand France SA 8.50%, 2/15/2025	150,000	165,700
TD SYNNEX Corp.:
1.25%, 8/9/2024 (d)	25,000	23,309
2.38%, 8/9/2028 (d)	50,000	42,146
2.65%, 8/9/2031 (d)	164,000	132,050
Trimble, Inc. 4.90%, 6/15/2028	100,000	96,930
Tyco Electronics Group SA:
2.50%, 2/4/2032	45,000	39,481
3.13%, 8/15/2027	35,000	33,595
3.70%, 2/15/2026	25,000	24,923
Vontier Corp.:
1.80%, 4/1/2026	115,000	100,669
2.40%, 4/1/2028	100,000	82,451
2.95%, 4/1/2031	75,000	58,444
		2,469,705
ENTERTAINMENT — 0.5%
Magallanes, Inc.:
3.43%, 3/15/2024 (d)	100,000	98,036
Security Description	Principal Amount	Value
3.64%, 3/15/2025 (d)	$ 140,000	$ 135,878
3.76%, 3/15/2027 (d)	210,000	197,083
4.05%, 3/15/2029 (d)	200,000	183,354
4.28%, 3/15/2032 (d)	345,000	308,220
5.05%, 3/15/2042 (d)	235,000	199,853
5.14%, 3/15/2052 (d)	390,000	327,421
5.39%, 3/15/2062 (d)	135,000	113,219
		1,563,064
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
2.38%, 3/15/2033 (a)	100,000	81,598
2.50%, 8/15/2024	176,000	170,500
3.38%, 11/15/2027	200,000	191,028
Waste Connections, Inc. 3.50%, 5/1/2029	140,000	131,702
Waste Management, Inc.:
0.75%, 11/15/2025	20,000	18,190
1.50%, 3/15/2031	30,000	23,891
2.50%, 11/15/2050 (a)	50,000	33,980
2.95%, 6/1/2041	35,000	27,310
4.10%, 3/1/2045	134,000	120,185
4.15%, 4/15/2032	150,000	147,172
		945,556
FOOD — 1.3%
Campbell Soup Co.:
3.95%, 3/15/2025	50,000	49,919
4.15%, 3/15/2028	150,000	146,841
4.80%, 3/15/2048	120,000	111,896
Conagra Brands, Inc.:
1.38%, 11/1/2027	100,000	83,367
4.30%, 5/1/2024	206,000	206,793
4.60%, 11/1/2025	100,000	100,507
5.40%, 11/1/2048	50,000	47,258
7.00%, 10/1/2028	71,000	76,337
General Mills, Inc.:
2.25%, 10/14/2031 (a)	25,000	20,514
3.65%, 2/15/2024	60,000	60,372
4.00%, 4/17/2025	50,000	49,981
Hershey Co.:
1.70%, 6/1/2030	20,000	16,767
2.45%, 11/15/2029	95,000	85,043
3.13%, 11/15/2049	20,000	15,785
Hormel Foods Corp.:
0.65%, 6/3/2024	35,000	33,339
1.80%, 6/11/2030 (a)	50,000	41,941
3.05%, 6/3/2051 (a)	95,000	72,614
Ingredion, Inc.:
2.90%, 6/1/2030	120,000	104,183
3.20%, 10/1/2026	20,000	19,120
J M Smucker Co. 2.13%, 3/15/2032 (a)	75,000	60,271
JM Smucker Co.:
2.38%, 3/15/2030	80,000	67,974
3.38%, 12/15/2027	124,000	118,398

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.55%, 3/15/2050	$ 25,000	$ 18,721
4.25%, 3/15/2035	33,000	30,386
Kellogg Co.:
3.40%, 11/15/2027 (a)	63,000	60,142
4.50%, 4/1/2046	55,000	50,480
Series B, 7.45%, 4/1/2031	65,000	75,094
Kraft Heinz Foods Co.:
3.75%, 4/1/2030	75,000	69,308
4.63%, 10/1/2039	160,000	140,269
5.20%, 7/15/2045	400,000	370,948
Kroger Co.:
1.70%, 1/15/2031 (a)	95,000	75,546
2.20%, 5/1/2030	65,000	54,796
2.65%, 10/15/2026	135,000	126,406
3.85%, 8/1/2023	75,000	75,337
5.00%, 4/15/2042	91,000	87,879
5.15%, 8/1/2043	78,000	76,500
6.90%, 4/15/2038	20,000	23,263
McCormick & Co., Inc.:
0.90%, 2/15/2026	30,000	26,625
1.85%, 2/15/2031 (a)	50,000	39,731
2.50%, 4/15/2030	125,000	106,806
3.15%, 8/15/2024	130,000	127,570
Mondelez International, Inc.:
1.50%, 5/4/2025	60,000	56,035
2.75%, 4/13/2030	250,000	219,457
Sysco Corp.:
2.45%, 12/14/2031	70,000	58,187
4.50%, 4/1/2046	89,000	79,098
6.60%, 4/1/2040	105,000	120,266
6.60%, 4/1/2050	185,000	213,249
Tyson Foods, Inc.:
3.55%, 6/2/2027	100,000	95,881
4.35%, 3/1/2029	50,000	49,407
4.55%, 6/2/2047	50,000	45,647
4.88%, 8/15/2034	50,000	50,389
5.10%, 9/28/2048	300,000	302,214
		4,514,857
FOREST PRODUCTS & PAPER — 0.3%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	50,000	46,095
4.50%, 8/1/2024	95,000	94,510
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025 (a)	50,000	49,494
5.50%, 1/17/2027	125,000	123,807
Georgia-Pacific LLC 8.00%, 1/15/2024	304,000	322,091
International Paper Co. 7.30%, 11/15/2039	180,000	210,062
Suzano Austria GmbH:
2.50%, 9/15/2028	40,000	32,465
3.75%, 1/15/2031	50,000	40,385
6.00%, 1/15/2029	125,000	123,332
Security Description	Principal Amount	Value
Series DM3N, 3.13%, 1/15/2032	$ 80,000	$ 60,350
		1,102,591
GAS — 0.7%
Atmos Energy Corp.:
2.63%, 9/15/2029	200,000	178,234
2.85%, 2/15/2052	50,000	36,038
4.13%, 10/15/2044	109,000	97,456
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	217,000	192,188
5.85%, 1/15/2041	75,000	80,567
Eastern Energy Gas Holdings LLC Series A, 2.50%, 11/15/2024	106,000	102,433
National Fuel Gas Co. 5.50%, 1/15/2026	125,000	125,430
NiSource, Inc.:
0.95%, 8/15/2025	75,000	67,300
4.80%, 2/15/2044	125,000	112,619
5.00%, 6/15/2052	200,000	193,802
5.65%, 2/1/2045	75,000	74,749
ONE Gas, Inc.:
1.10%, 3/11/2024	200,000	190,170
4.50%, 11/1/2048	60,000	53,111
Piedmont Natural Gas Co., Inc.:
3.50%, 6/1/2029	100,000	92,870
5.05%, 5/15/2052	25,000	24,537
Southern California Gas Co.:
3.15%, 9/15/2024	75,000	74,520
Series TT, 2.60%, 6/15/2026	32,000	30,328
Series UU, 4.13%, 6/1/2048	120,000	105,202
Series WW, 3.95%, 2/15/2050	75,000	64,540
Series XX, 2.55%, 2/1/2030	75,000	66,300
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	100,000	98,597
4.40%, 5/30/2047	250,000	218,290
5.88%, 3/15/2041	50,000	52,612
Series 21A, 3.15%, 9/30/2051	85,000	60,258
Southwest Gas Corp.:
3.18%, 8/15/2051	50,000	34,937
4.05%, 3/15/2032	60,000	54,557
Spire Missouri, Inc. 3.30%, 6/1/2051	60,000	46,917
		2,528,562
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 2.80%, 3/1/2031	65,000	52,527
Snap-on, Inc. 3.10%, 5/1/2050	49,000	38,304
Stanley Black & Decker, Inc.:
3.40%, 3/1/2026	85,000	83,423

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.25%, 11/15/2028	$ 98,000	$ 97,637
4.85%, 11/15/2048	110,000	109,510
5.20%, 9/1/2040	43,000	43,724
		425,125
HEALTH CARE PRODUCTS — 1.1%
Abbott Laboratories:
1.15%, 1/30/2028 (a)	125,000	108,906
2.95%, 3/15/2025	315,000	310,977
3.40%, 11/30/2023	123,000	123,497
3.75%, 11/30/2026	74,000	74,562
3.88%, 9/15/2025	125,000	126,354
6.15%, 11/30/2037	87,000	103,014
Baxter International, Inc.:
1.32%, 11/29/2024	100,000	93,897
1.92%, 2/1/2027	200,000	179,114
2.54%, 2/1/2032	200,000	168,694
3.13%, 12/1/2051	100,000	72,763
Boston Scientific Corp.:
1.90%, 6/1/2025	163,000	153,841
2.65%, 6/1/2030	50,000	43,662
3.45%, 3/1/2024	129,000	128,734
Danaher Corp.:
2.60%, 10/1/2050	65,000	45,293
2.80%, 12/10/2051	150,000	108,054
3.35%, 9/15/2025	50,000	49,245
Dentsply Sirona, Inc. 3.25%, 6/1/2030	100,000	84,456
DH Europe Finance II Sarl 2.60%, 11/15/2029	120,000	107,473
Edwards Lifesciences Corp. 4.30%, 6/15/2028	100,000	97,593
Koninklijke Philips NV 6.88%, 3/11/2038	75,000	85,804
PerkinElmer, Inc.:
1.90%, 9/15/2028	25,000	20,827
2.25%, 9/15/2031	35,000	27,676
3.30%, 9/15/2029	224,000	196,916
3.63%, 3/15/2051	30,000	22,464
Smith & Nephew PLC 2.03%, 10/14/2030	80,000	63,416
STERIS Irish FinCo UnLtd Co. 3.75%, 3/15/2051	50,000	38,924
Stryker Corp.:
3.38%, 5/15/2024	150,000	149,170
3.65%, 3/7/2028	150,000	145,246
4.63%, 3/15/2046	179,000	170,992
Thermo Fisher Scientific, Inc.:
0.80%, 10/18/2023	120,000	116,423
1.22%, 10/18/2024	165,000	156,509
1.75%, 10/15/2028 (a)	50,000	43,749
2.80%, 10/15/2041	85,000	66,665
5.30%, 2/1/2044	150,000	160,459
Zimmer Biomet Holdings, Inc.:
1.45%, 11/22/2024	105,000	99,045
2.60%, 11/24/2031	100,000	81,583
Security Description	Principal Amount	Value
3.55%, 4/1/2025	$ 60,000	$ 59,182
		3,885,179
HEALTH CARE SERVICES — 3.3%
Adventist Health System 2.95%, 3/1/2029	50,000	45,851
Advocate Health & Hospitals Corp. 3.83%, 8/15/2028	170,000	167,350
Aetna, Inc.:
3.50%, 11/15/2024	50,000	49,458
4.13%, 11/15/2042	100,000	85,608
6.63%, 6/15/2036	100,000	113,029
Allina Health System:
Series 2019, 3.89%, 4/15/2049	100,000	87,967
Series 2021, 2.90%, 11/15/2051	25,000	17,929
Ascension Health:
4.85%, 11/15/2053	120,000	126,323
Series B, 2.53%, 11/15/2029	75,000	67,512
Series B, 3.11%, 11/15/2039	60,000	49,394
Banner Health:
2.91%, 1/1/2051	25,000	18,784
Series 2020, 3.18%, 1/1/2050	25,000	19,435
Baptist Healthcare System Obligated Group Series 20B, 3.54%, 8/15/2050	50,000	40,462
Baylor Scott & White Holdings Series 2021, 2.84%, 11/15/2050	35,000	25,518
Bon Secours Mercy Health, Inc.:
3.46%, 6/1/2030	25,000	23,311
Series 20-2, 3.21%, 6/1/2050	146,000	108,788
Catholic Health Services of Long Island Obligated Group Series 2020, 3.37%, 7/1/2050	100,000	73,105
Children's Health System of Texas 2.51%, 8/15/2050	130,000	88,592
Children's Hospital Corp. Series 2020, 2.93%, 7/15/2050	100,000	71,161
Children's Hospital Medical Center 4.27%, 5/15/2044	60,000	57,030
City of Hope Series 2013, 5.62%, 11/15/2043	110,000	118,239
CommonSpirit Health:
1.55%, 10/1/2025	50,000	45,840
3.35%, 10/1/2029	202,000	186,111

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.82%, 10/1/2049 (a)	$ 60,000	$ 49,999
3.91%, 10/1/2050	40,000	32,008
4.35%, 11/1/2042	65,000	58,289
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	20,000	14,955
Dignity Health 5.27%, 11/1/2064	100,000	96,879
Elevance Health, Inc.:
1.50%, 3/15/2026	200,000	182,920
2.25%, 5/15/2030	217,000	185,351
2.38%, 1/15/2025	100,000	96,403
3.13%, 5/15/2050	30,000	22,630
3.35%, 12/1/2024	207,000	204,417
3.60%, 3/15/2051	80,000	64,839
4.10%, 3/1/2028	100,000	98,939
4.10%, 5/15/2032	100,000	97,363
4.55%, 5/15/2052	75,000	71,341
4.65%, 8/15/2044	100,000	94,766
Fred Hutchinson Cancer Center 4.97%, 1/1/2052	10,000	9,980
Hackensack Meridian Health, Inc. 4.50%, 7/1/2057	150,000	143,818
Hartford HealthCare Corp. 3.45%, 7/1/2054	45,000	36,483
HCA, Inc.:
2.38%, 7/15/2031	150,000	115,758
3.13%, 3/15/2027 (d)	45,000	41,130
3.38%, 3/15/2029 (d)	200,000	175,792
3.50%, 7/15/2051	100,000	68,952
3.63%, 3/15/2032 (d)	100,000	84,402
4.13%, 6/15/2029	108,000	98,619
4.38%, 3/15/2042 (d)	25,000	19,840
4.63%, 3/15/2052 (d)	25,000	20,001
5.00%, 3/15/2024	95,000	95,328
5.13%, 6/15/2039	95,000	83,265
5.25%, 4/15/2025	65,000	65,166
5.25%, 6/15/2026	65,000	64,544
5.25%, 6/15/2049	45,000	38,849
5.50%, 6/15/2047	125,000	111,852
Humana, Inc.:
0.65%, 8/3/2023	319,000	309,137
1.35%, 2/3/2027	25,000	21,890
3.13%, 8/15/2029	100,000	90,389
3.70%, 3/23/2029	40,000	37,863
4.88%, 4/1/2030	43,000	43,412
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048 (a)	100,000	90,226
Inova Health System Foundation 4.07%, 5/15/2052	10,000	9,160
Security Description	Principal Amount	Value
Integris Baptist Medical Center, Inc. Series A, 3.88%, 8/15/2050	$ 115,000	$ 97,784
Iowa Health System Series 2020, 3.67%, 2/15/2050	100,000	81,760
Kaiser Foundation Hospitals:
4.88%, 4/1/2042	60,000	61,249
Series 2019, 3.27%, 11/1/2049	165,000	129,802
Series 2021, 2.81%, 6/1/2041	65,000	49,741
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024	225,000	215,302
2.95%, 12/1/2029	50,000	43,924
3.60%, 2/1/2025	113,000	111,398
Mass General Brigham, Inc. Series 2017, 3.77%, 7/1/2048	20,000	17,486
Mayo Clinic:
Series 2016, 4.13%, 11/15/2052	15,000	14,237
Series 2021, 3.20%, 11/15/2061	125,000	94,064
Memorial Health Services 3.45%, 11/1/2049	20,000	16,382
Memorial Sloan-Kettering Cancer Center:
Series 2015, 4.20%, 7/1/2055	108,000	98,629
Series 2020, 2.96%, 1/1/2050	50,000	37,764
Methodist Hospital Series 20A, 2.71%, 12/1/2050	25,000	17,519
MidMichigan Health Series 2020, 3.41%, 6/1/2050	100,000	80,059
Montefiore Obligated Group 4.29%, 9/1/2050	125,000	91,096
Mount Sinai Hospitals Group, Inc. Series 2019, 3.74%, 7/1/2049	179,000	149,698
MultiCare Health System 2.80%, 8/15/2050	60,000	42,917
New York and Presbyterian Hospital:
2.26%, 8/1/2040	100,000	71,455
4.06%, 8/1/2056	100,000	91,237
Series 2019, 3.95%, 8/1/2119	70,000	54,107
Northwell Healthcare, Inc.:
3.81%, 11/1/2049 (a)	125,000	103,184
4.26%, 11/1/2047	100,000	90,383

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Novant Health, Inc. 3.17%, 11/1/2051	$ 60,000	$ 46,157
NYU Langone Hospitals:
4.37%, 7/1/2047	149,000	135,679
4.78%, 7/1/2044	80,000	78,112
Series 2020, 3.38%, 7/1/2055	40,000	30,116
OhioHealth Corp.:
2.30%, 11/15/2031	25,000	21,415
2.83%, 11/15/2041	50,000	38,542
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	30,000	22,628
Piedmont Healthcare, Inc. Series 2042, 2.72%, 1/1/2042	177,000	132,515
Presbyterian Healthcare Services Series UN, 4.88%, 8/1/2052	25,000	26,015
Providence St. Joseph Health Obligated Group Series 19A, 2.53%, 10/1/2029	20,000	17,701
Quest Diagnostics, Inc.:
2.80%, 6/30/2031 (a)	20,000	17,166
3.45%, 6/1/2026	50,000	48,715
4.20%, 6/30/2029	246,000	238,819
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	25,000	20,526
3.95%, 7/1/2046	100,000	88,108
Seattle Children's Hospital Series 2021, 2.72%, 10/1/2050 (a)	75,000	52,624
Stanford Health Care 3.03%, 8/15/2051	80,000	60,352
Sutter Health:
Series 2018, 3.70%, 8/15/2028	138,000	134,456
Series 20A, 3.36%, 8/15/2050	100,000	76,667
Texas Health Resources 2.33%, 11/15/2050	20,000	12,964
Toledo Hospital:
6.02%, 11/15/2048 (a)	65,000	60,503
Series B, 5.33%, 11/15/2028	100,000	94,009
Trinity Health Corp. 4.13%, 12/1/2045	60,000	55,442
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	15,000	15,075
UnitedHealth Group, Inc.:
1.25%, 1/15/2026	20,000	18,459
3.25%, 5/15/2051	115,000	90,465
3.70%, 8/15/2049	100,000	85,444
3.75%, 7/15/2025	100,000	100,104
3.85%, 6/15/2028	300,000	298,563
3.88%, 8/15/2059	100,000	86,364
Security Description	Principal Amount	Value
3.95%, 10/15/2042	$ 100,000	$ 90,041
4.00%, 5/15/2029	80,000	79,366
4.20%, 5/15/2032	165,000	165,040
4.25%, 3/15/2043	150,000	141,054
4.25%, 4/15/2047	50,000	47,047
4.25%, 6/15/2048	282,000	263,766
4.38%, 3/15/2042	150,000	144,049
4.63%, 7/15/2035	66,000	67,120
4.75%, 5/15/2052	150,000	150,027
4.95%, 5/15/2062	100,000	101,341
5.70%, 10/15/2040	160,000	176,514
5.95%, 2/15/2041	50,000	56,470
6.63%, 11/15/2037	360,000	436,633
Universal Health Services, Inc. 2.65%, 1/15/2032 (d)	170,000	131,616
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	206,000	207,158
		11,255,876
HOME BUILDERS — 0.2%
D.R.Horton, Inc. 1.40%, 10/15/2027	150,000	125,356
DR Horton, Inc. 2.50%, 10/15/2024	100,000	95,515
Lennar Corp.:
4.75%, 5/30/2025	100,000	100,314
4.75%, 11/29/2027 (a)	50,000	48,699
4.88%, 12/15/2023	100,000	100,916
5.25%, 6/1/2026	50,000	50,423
MDC Holdings, Inc.:
3.85%, 1/15/2030 (a)	50,000	41,537
6.00%, 1/15/2043	100,000	82,221
PulteGroup, Inc. 5.00%, 1/15/2027 (a)	25,000	24,993
Toll Brothers Finance Corp. 4.88%, 11/15/2025	100,000	97,888
		767,862
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2051	100,000	75,786
Whirlpool Corp.:
3.70%, 5/1/2025	75,000	74,763
4.50%, 6/1/2046	25,000	21,161
4.75%, 2/26/2029	55,000	54,890
		226,600
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp. 2.25%, 2/15/2032	150,000	117,945
Church & Dwight Co., Inc.:
3.95%, 8/1/2047	120,000	105,018
5.00%, 6/15/2052	25,000	25,602
Clorox Co. 3.10%, 10/1/2027	149,000	142,274

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Kimberly-Clark Corp.:
2.00%, 11/2/2031	$ 100,000	$ 84,068
3.10%, 3/26/2030	20,000	18,772
6.63%, 8/1/2037	145,000	176,346
		670,025
INSURANCE — 3.2%
Aflac, Inc.:
1.13%, 3/15/2026	40,000	36,129
2.88%, 10/15/2026	38,000	36,568
3.25%, 3/17/2025	50,000	49,295
3.60%, 4/1/2030 (a)	129,000	122,064
4.75%, 1/15/2049	100,000	96,291
Allstate Corp.:
3.85%, 8/10/2049	115,000	98,530
4.20%, 12/15/2046	88,000	80,089
4.50%, 6/15/2043	100,000	93,822
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (b)	55,000	48,839
American Financial Group, Inc. 5.25%, 4/2/2030	60,000	59,921
American International Group, Inc.:
2.50%, 6/30/2025	250,000	238,560
4.50%, 7/16/2044	300,000	268,986
Aon Corp. 4.50%, 12/15/2028	100,000	98,415
Aon Corp./Aon Global Holdings PLC:
2.85%, 5/28/2027	70,000	65,628
3.90%, 2/28/2052	50,000	41,100
Aon Global, Ltd. 3.50%, 6/14/2024	200,000	198,694
Arch Capital Finance LLC 5.03%, 12/15/2046	50,000	46,976
Arch Capital Group, Ltd. 7.35%, 5/1/2034	100,000	119,966
Arthur J Gallagher & Co.:
3.05%, 3/9/2052	50,000	34,616
3.50%, 5/20/2051	50,000	38,198
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	117,000	118,059
Assurant, Inc. 4.90%, 3/27/2028 (a)	120,000	118,964
Athene Holding, Ltd.:
3.95%, 5/25/2051	50,000	36,857
4.13%, 1/12/2028	125,000	116,539
6.15%, 4/3/2030	74,000	73,888
AXA Equitable Holdings, Inc. 7.00%, 4/1/2028	47,000	51,845
Berkshire Hathaway Finance Corp.:
2.30%, 3/15/2027 (a)	50,000	47,254
2.50%, 1/15/2051	150,000	101,776
3.85%, 3/15/2052	50,000	42,791
4.20%, 8/15/2048	225,000	206,543
Security Description	Principal Amount	Value
4.25%, 1/15/2049	$ 102,000	$ 94,317
4.30%, 5/15/2043	30,000	28,064
4.40%, 5/15/2042	234,000	221,547
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	353,000	346,681
Brighthouse Financial, Inc.:
3.85%, 12/22/2051	200,000	136,068
4.70%, 6/22/2047	25,000	19,912
5.63%, 5/15/2030	60,000	58,318
Brown & Brown, Inc.:
2.38%, 3/15/2031	30,000	23,766
4.20%, 9/15/2024	125,000	124,926
4.20%, 3/17/2032	35,000	31,864
4.95%, 3/17/2052	50,000	43,864
Chubb INA Holdings, Inc.:
2.85%, 12/15/2051 (a)	75,000	55,027
3.05%, 12/15/2061	30,000	21,585
3.15%, 3/15/2025	75,000	73,616
3.35%, 5/15/2024	275,000	274,266
3.35%, 5/3/2026	50,000	48,890
4.35%, 11/3/2045	25,000	23,564
CNA Financial Corp.:
3.95%, 5/15/2024	72,000	71,942
4.50%, 3/1/2026	140,000	140,260
CNO Financial Group, Inc. 5.25%, 5/30/2029	100,000	96,620
Corebridge Financial, Inc.:
3.65%, 4/5/2027 (d)	145,000	136,517
3.90%, 4/5/2032 (d)	275,000	246,768
4.40%, 4/5/2052 (d)	35,000	29,205
Equitable Holdings, Inc.:
4.35%, 4/20/2028	80,000	77,282
5.00%, 4/20/2048	220,000	203,267
Everest Reinsurance Holdings, Inc.:
3.13%, 10/15/2052	50,000	34,837
3.50%, 10/15/2050	100,000	76,334
Fairfax Financial Holdings, Ltd. 4.63%, 4/29/2030	194,000	186,287
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	125,000	98,696
3.40%, 6/15/2030	80,000	70,109
Globe Life, Inc. 4.80%, 6/15/2032	60,000	59,104
Hartford Financial Services Group, Inc.:
2.90%, 9/15/2051	75,000	52,061
5.95%, 10/15/2036	50,000	54,425
Jackson Financial, Inc.:
1.13%, 11/22/2023 (d)	125,000	120,195
5.17%, 6/8/2027	55,000	54,486
Kemper Corp. 3.80%, 2/23/2032	100,000	88,352
Loews Corp. 6.00%, 2/1/2035	130,000	140,395

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Manulife Financial Corp.:
2.48%, 5/19/2027 (a)	$ 75,000	$ 68,534
5.38%, 3/4/2046	20,000	21,392
Markel Corp.:
3.45%, 5/7/2052	85,000	63,617
3.50%, 11/1/2027	100,000	95,958
4.15%, 9/17/2050	25,000	20,612
5.00%, 4/5/2046	35,000	33,087
Marsh & McLennan Cos., Inc.:
2.90%, 12/15/2051	20,000	14,225
4.20%, 3/1/2048	100,000	88,391
4.38%, 3/15/2029	272,000	268,766
4.90%, 3/15/2049	120,000	118,920
MetLife, Inc.:
3.60%, 4/10/2024	322,000	322,860
6.40%, 12/15/2066	150,000	151,278
Series D, 4.37%, 9/15/2023	275,000	278,245
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	30,000	30,341
PartnerRe Finance B LLC 5 Year CMT + 3.82%, 4.50%, 10/1/2050 (b)	35,000	29,134
Primerica, Inc. 2.80%, 11/19/2031	25,000	21,029
Principal Financial Group, Inc.:
2.13%, 6/15/2030	100,000	82,462
3.40%, 5/15/2025	105,000	102,688
3.70%, 5/15/2029	40,000	37,539
6.05%, 10/15/2036	25,000	27,924
Progressive Corp.:
2.50%, 3/15/2027	40,000	37,744
3.00%, 3/15/2032 (a)	50,000	45,070
3.20%, 3/26/2030	50,000	46,444
3.70%, 3/15/2052	25,000	21,144
4.35%, 4/25/2044	69,000	63,902
Prudential Financial, Inc.:
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (a) (b)	150,000	134,527
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (b)	210,000	198,807
5 Year CMT + 3.04%, 3.70%, 10/1/2050 (b)	150,000	124,080
Series MTN, 2.10%, 3/10/2030 (a)	25,000	21,288
Series MTN, 4.60%, 5/15/2044	168,000	159,335
Prudential PLC:
3.13%, 4/14/2030 (a)	55,000	50,427
3.63%, 3/24/2032	100,000	92,637
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	34,000	30,043
3.90%, 5/15/2029	25,000	23,401
Security Description	Principal Amount	Value
Series MTN, 4.70%, 9/15/2023	$ 150,000	$ 151,291
RenaissanceRe Finance, Inc. 3.70%, 4/1/2025	150,000	148,764
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	110,000	142,023
Travelers Cos., Inc.:
3.05%, 6/8/2051 (a)	375,000	286,057
4.10%, 3/4/2049	108,000	97,785
Unum Group:
4.00%, 3/15/2024	83,000	82,778
4.13%, 6/15/2051	25,000	18,472
4.50%, 12/15/2049	100,000	77,166
Voya Financial, Inc. 3 Month USD LIBOR + 2.08%, 4.70%, 1/23/2048 (b)	200,000	163,034
W R Berkley Corp. 3.55%, 3/30/2052	100,000	77,005
Willis North America, Inc.:
2.95%, 9/15/2029	85,000	72,792
4.65%, 6/15/2027	100,000	98,449
5.05%, 9/15/2048	20,000	18,404
WR Berkley Corp. 4.75%, 8/1/2044	75,000	70,186
XLIT, Ltd. 5.50%, 3/31/2045	136,000	140,704
		11,021,381
INTERNET — 1.8%
Alibaba Group Holding, Ltd.:
2.70%, 2/9/2041	315,000	217,901
3.40%, 12/6/2027 (a)	172,000	164,382
3.60%, 11/28/2024	277,000	275,346
4.00%, 12/6/2037	25,000	21,609
4.20%, 12/6/2047 (a)	79,000	65,415
Alphabet, Inc.:
0.80%, 8/15/2027	282,000	244,979
1.90%, 8/15/2040	210,000	150,102
2.05%, 8/15/2050 (a)	50,000	33,604
2.25%, 8/15/2060 (a)	149,000	97,048
3.38%, 2/25/2024	50,000	50,267
Amazon.com, Inc.:
0.45%, 5/12/2024 (a)	70,000	66,635
0.80%, 6/3/2025	35,000	32,575
1.20%, 6/3/2027	221,000	196,807
1.65%, 5/12/2028 (a)	229,000	203,224
2.10%, 5/12/2031	50,000	42,825
2.50%, 6/3/2050	80,000	56,646
2.70%, 6/3/2060	113,000	76,459
3.00%, 4/13/2025	175,000	173,864
3.10%, 5/12/2051	254,000	200,350
3.25%, 5/12/2061	111,000	84,634
3.30%, 4/13/2027	298,000	292,481
3.45%, 4/13/2029	100,000	97,335
3.60%, 4/13/2032 (a)	200,000	192,756
3.88%, 8/22/2037	100,000	94,491

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.95%, 4/13/2052	$ 326,000	$ 300,246
4.05%, 8/22/2047	372,000	348,843
4.10%, 4/13/2062	50,000	45,244
4.95%, 12/5/2044	147,000	154,691
5.20%, 12/3/2025 (a)	300,000	314,892
Baidu, Inc.:
3.88%, 9/29/2023	121,000	121,399
4.13%, 6/30/2025	60,000	59,907
4.38%, 3/29/2028 (a)	195,000	192,399
4.88%, 11/14/2028	100,000	101,199
Booking Holdings, Inc. 4.63%, 4/13/2030	350,000	348,337
eBay, Inc.:
1.90%, 3/11/2025	100,000	94,055
2.60%, 5/10/2031 (a)	100,000	83,070
2.70%, 3/11/2030	20,000	17,069
4.00%, 7/15/2042	112,000	95,262
Expedia Group, Inc. 2.95%, 3/15/2031	152,000	121,164
JD.com, Inc.:
3.88%, 4/29/2026	264,000	258,715
4.13%, 1/14/2050 (a)	125,000	96,919
Tencent Music Entertainment Group:
1.38%, 9/3/2025 (a)	150,000	136,521
2.00%, 9/3/2030	155,000	121,398
Weibo Corp. 3.50%, 7/5/2024	136,000	132,399
		6,275,464
INVESTMENT COMPANY SECURITY — 0.5%
Ares Capital Corp.:
3.20%, 11/15/2031	50,000	36,295
3.88%, 1/15/2026	50,000	46,121
4.25%, 3/1/2025	300,000	286,596
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	126,000	108,105
Barings BDC, Inc. 3.30%, 11/23/2026 (d)	100,000	85,766
Blackstone Private Credit Fund:
2.35%, 11/22/2024 (d)	50,000	45,820
2.63%, 12/15/2026 (d)	192,000	160,134
2.70%, 1/15/2025 (d)	43,000	39,239
3.25%, 3/15/2027 (d)	50,000	42,439
4.00%, 1/15/2029 (d)	50,000	40,962
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	100,000	80,643
3.65%, 7/14/2023	25,000	24,829
Golub Capital BDC, Inc.:
2.05%, 2/15/2027	50,000	40,686
3.38%, 4/15/2024	125,000	120,636
Main Street Capital Corp. 3.00%, 7/14/2026	30,000	26,237
Security Description	Principal Amount	Value
Morgan Stanley Direct Lending Fund 4.50%, 2/11/2027 (d)	$ 50,000	$ 45,373
Owl Rock Capital Corp.:
2.88%, 6/11/2028	50,000	39,352
4.00%, 3/30/2025	30,000	28,286
5.25%, 4/15/2024	217,000	216,136
Owl Rock Capital Corp. III 3.13%, 4/13/2027 (d)	50,000	42,862
OWL Rock Core Income Corp.:
3.13%, 9/23/2026 (d)	85,000	73,320
5.50%, 3/21/2025 (d)	50,000	47,979
Owl Rock Technology Finance Corp. 2.50%, 1/15/2027	25,000	21,258
Prospect Capital Corp.:
3.36%, 11/15/2026	55,000	46,678
3.71%, 1/22/2026	115,000	102,328
		1,848,080
IRON/STEEL — 0.2%
Nucor Corp.:
3.13%, 4/1/2032	45,000	39,226
3.85%, 4/1/2052	40,000	32,622
3.95%, 5/23/2025	130,000	129,575
4.30%, 5/23/2027	100,000	99,612
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	50,000	45,471
Steel Dynamics, Inc. 5.00%, 12/15/2026	165,000	163,311
Vale Overseas, Ltd.:
3.75%, 7/8/2030	75,000	65,616
6.88%, 11/21/2036	101,000	108,251
6.88%, 11/10/2039 (a)	49,000	52,116
		735,800
LEISURE TIME — 0.1%
Brunswick Corp.:
0.85%, 8/18/2024	94,000	86,749
4.40%, 9/15/2032	100,000	86,506
Harley-Davidson, Inc. 4.63%, 7/28/2045 (a)	125,000	96,027
		269,282
LODGING — 0.1%
Hyatt Hotels Corp.:
4.38%, 9/15/2028	95,000	89,666
6.00%, 4/23/2030	115,000	115,543
Marriott International, Inc.:
Series EE, 5.75%, 5/1/2025	51,000	52,830
Series GG, 3.50%, 10/15/2032	200,000	172,414
Series X, 4.00%, 4/15/2028	25,000	23,769
		454,222

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.4%
ABB Finance USA, Inc. 4.38%, 5/8/2042	$ 20,000	$ 18,641
Caterpillar Financial Services Corp.:
0.65%, 7/7/2023	150,000	146,254
0.95%, 1/10/2024	80,000	77,378
1.70%, 1/8/2027 (a)	105,000	96,261
2.40%, 8/9/2026 (a)	65,000	61,887
3.40%, 5/13/2025	100,000	99,789
Series MTN, 1.10%, 9/14/2027 (a)	40,000	35,132
Series MTN, 2.15%, 11/8/2024	171,000	165,985
Series MTN, 2.85%, 5/17/2024	75,000	74,335
Series MTN, 3.25%, 12/1/2024	100,000	99,878
Series MTN, 3.30%, 6/9/2024	78,000	77,946
Caterpillar, Inc.:
2.60%, 9/19/2029 (a)	75,000	68,525
3.25%, 9/19/2049	50,000	41,099
3.40%, 5/15/2024	138,000	138,460
4.75%, 5/15/2064	50,000	50,698
Oshkosh Corp. 4.60%, 5/15/2028	35,000	34,502
		1,286,770
MACHINERY-DIVERSIFIED — 0.7%
CNH Industrial Capital LLC:
1.45%, 7/15/2026	25,000	22,099
1.88%, 1/15/2026	50,000	45,375
3.95%, 5/23/2025	10,000	9,874
CNH Industrial NV:
4.50%, 8/15/2023	57,000	57,519
Series MTN, 3.85%, 11/15/2027	188,000	177,188
Deere & Co.:
2.75%, 4/15/2025	150,000	146,799
5.38%, 10/16/2029 (a)	150,000	162,310
Flowserve Corp.:
2.80%, 1/15/2032	40,000	31,080
3.50%, 10/1/2030	85,000	71,966
IDEX Corp.:
2.63%, 6/15/2031	100,000	82,802
3.00%, 5/1/2030	25,000	21,745
John Deere Capital Corp.:
2.00%, 6/17/2031 (a)	100,000	84,944
2.13%, 3/7/2025 (a)	200,000	193,184
3.35%, 4/18/2029	50,000	48,003
3.90%, 6/7/2032	30,000	29,646
Series MTN, 0.45%, 6/7/2024 (a)	65,000	61,649
Series MTN, 1.25%, 1/10/2025	46,000	43,667
Security Description	Principal Amount	Value
Series MTN, 1.30%, 10/13/2026	$ 50,000	$ 45,293
Series MTN, 1.50%, 3/6/2028	100,000	88,141
Series MTN, 1.75%, 3/9/2027	150,000	136,918
Series MTN, 2.45%, 1/9/2030	20,000	17,925
Series MTN, 2.65%, 6/24/2024 (a)	122,000	120,684
Series MTN, 2.65%, 6/10/2026	150,000	144,249
Series MTN, 3.05%, 1/6/2028	51,000	48,951
Series MTN, 3.45%, 3/13/2025	25,000	25,048
Series MTN, 3.45%, 3/7/2029	75,000	72,446
Otis Worldwide Corp. 2.06%, 4/5/2025	45,000	42,610
Rockwell Automation, Inc.:
2.80%, 8/15/2061	152,000	99,572
4.20%, 3/1/2049	30,000	27,762
Westinghouse Air Brake Technologies Corp. 4.95%, 9/15/2028	204,000	196,183
		2,355,632
MEDIA — 3.3%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.25%, 1/15/2029	95,000	78,181
3.50%, 3/1/2042	165,000	114,870
3.70%, 4/1/2051	69,000	46,877
3.75%, 2/15/2028	75,000	69,050
3.90%, 6/1/2052	100,000	69,807
3.95%, 6/30/2062	150,000	99,978
4.20%, 3/15/2028	50,000	46,737
4.40%, 12/1/2061	100,000	72,311
4.91%, 7/23/2025	295,000	295,758
5.05%, 3/30/2029	315,000	303,767
5.13%, 7/1/2049	100,000	83,463
5.25%, 4/1/2053	150,000	127,935
5.38%, 4/1/2038	243,000	216,474
5.38%, 5/1/2047	322,000	275,635
5.75%, 4/1/2048	250,000	224,812
6.83%, 10/23/2055	205,000	207,376
Class USD, 4.50%, 2/1/2024	150,000	150,927
Comcast Corp.:
2.65%, 8/15/2062	50,000	32,177
2.89%, 11/1/2051	100,000	71,514
2.94%, 11/1/2056	344,000	238,719
2.99%, 11/1/2063	150,000	102,476
3.15%, 3/1/2026	140,000	136,493
3.15%, 2/15/2028	50,000	47,660

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.20%, 7/15/2036	$ 100,000	$ 84,827
3.25%, 11/1/2039	50,000	41,101
3.30%, 2/1/2027	113,000	109,891
3.40%, 4/1/2030	100,000	93,719
3.45%, 2/1/2050	50,000	39,819
3.55%, 5/1/2028	266,000	258,001
3.75%, 4/1/2040	287,000	251,716
4.15%, 10/15/2028	652,000	650,350
4.25%, 10/15/2030	199,000	196,124
4.25%, 1/15/2033	300,000	294,759
4.65%, 7/15/2042	111,000	107,356
4.70%, 10/15/2048	405,000	392,761
4.75%, 3/1/2044	275,000	265,273
6.95%, 8/15/2037	98,000	118,929
7.05%, 3/15/2033	250,000	300,325
Discovery Communications LLC:
3.45%, 3/15/2025	84,000	81,115
4.00%, 9/15/2055	243,000	169,740
4.13%, 5/15/2029	150,000	137,793
4.65%, 5/15/2050	100,000	78,619
5.00%, 9/20/2037	50,000	44,963
5.20%, 9/20/2047	150,000	128,577
6.35%, 6/1/2040	100,000	98,814
Fox Corp.:
3.05%, 4/7/2025	100,000	96,932
4.03%, 1/25/2024	100,000	99,998
5.58%, 1/25/2049	265,000	258,256
Grupo Televisa SAB:
4.63%, 1/30/2026	100,000	100,368
5.00%, 5/13/2045	94,000	87,388
6.63%, 1/15/2040	133,000	143,546
Paramount Global:
3.38%, 2/15/2028 (a)	50,000	45,947
3.70%, 6/1/2028	50,000	46,600
4.00%, 1/15/2026	50,000	48,868
4.20%, 6/1/2029	170,000	160,052
4.95%, 5/19/2050	125,000	104,976
5.85%, 9/1/2043	161,000	150,377
7.88%, 7/30/2030	310,000	354,652
TCI Communications, Inc. 7.13%, 2/15/2028	160,000	180,638
Time Warner Cable LLC:
4.50%, 9/15/2042	168,000	131,737
6.55%, 5/1/2037	211,000	211,276
6.75%, 6/15/2039	149,000	149,206
7.30%, 7/1/2038	100,000	104,772
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026	150,000	145,817
4.38%, 8/16/2041	100,000	93,615
Series E, 4.13%, 12/1/2041	66,000	60,175
Series MTN, 1.85%, 7/30/2026 (a)	50,000	46,195
Series MTN, 2.95%, 6/15/2027	50,000	47,817
Security Description	Principal Amount	Value
Walt Disney Co.:
2.00%, 9/1/2029	$ 157,000	$ 134,838
2.65%, 1/13/2031 (a)	353,000	310,756
3.38%, 11/15/2026	100,000	97,709
3.50%, 5/13/2040	300,000	256,179
3.60%, 1/13/2051	200,000	166,982
3.70%, 9/15/2024	118,000	118,176
3.80%, 5/13/2060	100,000	83,564
7.75%, 12/1/2045	20,000	27,220
		11,122,201
METAL FABRICATE & HARDWARE — 0.0% (e)
Timken Co.:
4.13%, 4/1/2032	30,000	27,181
4.50%, 12/15/2028	20,000	19,580
		46,761
MINING — 0.8%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	150,000	127,488
Barrick Gold Corp. 6.45%, 10/15/2035	167,000	185,173
Barrick North America Finance LLC 5.75%, 5/1/2043	75,000	78,200
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	100,000	106,094
BHP Billiton Finance USA, Ltd. 5.00%, 9/30/2043	233,000	239,755
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028	350,000	324,842
4.25%, 3/1/2030	25,000	22,925
4.63%, 8/1/2030 (a)	150,000	139,102
5.45%, 3/15/2043	100,000	92,516
Newmont Corp.:
2.60%, 7/15/2032	150,000	123,760
2.80%, 10/1/2029	177,000	156,510
6.25%, 10/1/2039	30,000	32,958
5.88%, 4/1/2035	60,000	63,276
Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	50,000	56,815
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	53,000	48,860
Rio Tinto Finance USA, Ltd. 2.75%, 11/2/2051 (a)	150,000	108,597
Southern Copper Corp.:
5.25%, 11/8/2042	100,000	97,239
5.88%, 4/23/2045 (a)	102,000	105,726
6.75%, 4/16/2040 (a)	119,000	134,087
7.50%, 7/27/2035	179,000	211,825
Teck Resources, Ltd.:
6.00%, 8/15/2040	20,000	19,928
6.13%, 10/1/2035	113,000	119,918

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
6.25%, 7/15/2041	$ 100,000	$ 102,984
		2,698,578
MISCELLANEOUS MANUFACTURER — 0.8%
3M Co.:
2.38%, 8/26/2029	63,000	56,391
2.65%, 4/15/2025	100,000	97,588
2.88%, 10/15/2027 (a)	50,000	48,026
3.05%, 4/15/2030	75,000	69,589
3.25%, 8/26/2049 (a)	66,000	52,623
Series MTN, 3.13%, 9/19/2046	25,000	19,652
Series MTN, 3.25%, 2/14/2024	100,000	100,049
Series MTN, 3.38%, 3/1/2029 (a)	50,000	48,053
Series MTN, 4.00%, 9/14/2048 (a)	84,000	76,007
Series MTN, 5.70%, 3/15/2037	50,000	56,109
Carlisle Cos., Inc.:
0.55%, 9/1/2023	95,000	91,674
2.20%, 3/1/2032	100,000	78,272
3.50%, 12/1/2024	32,000	31,579
Eaton Corp. 4.15%, 11/2/2042	25,000	22,440
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	505,000	472,645
General Electric Co.:
4.50%, 3/11/2044	50,000	44,162
Series A, 6.75%, 3/15/2032	100,000	111,867
Series GMTN, 6.88%, 1/10/2039	100,000	113,254
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	75,000	71,718
4.88%, 9/15/2041	50,000	51,024
Parker-Hannifin Corp.:
4.25%, 9/15/2027	70,000	69,634
4.50%, 9/15/2029	50,000	49,749
Series MTN, 4.20%, 11/21/2034	68,000	63,343
Series MTN, 4.45%, 11/21/2044	210,000	187,715
Series MTN, 6.25%, 5/15/2038	200,000	218,766
Pentair Finance Sarl:
4.50%, 7/1/2029	100,000	95,449
5.90%, 7/15/2032	50,000	50,031
Textron, Inc.:
2.45%, 3/15/2031	65,000	53,410
3.00%, 6/1/2030 (a)	310,000	270,295
3.90%, 9/17/2029	25,000	23,509
		2,794,623
Security Description	Principal Amount	Value
OFFICE & BUSINESS EQUIPMENT — 0.1%
CDW LLC/CDW Finance Corp.:
3.25%, 2/15/2029	$ 185,000	$ 155,855
3.28%, 12/1/2028	55,000	47,481
3.57%, 12/1/2031	100,000	82,770
5.50%, 12/1/2024	42,000	42,191
		328,297
OIL & GAS — 3.3%
BP Capital Markets America, Inc.:
2.72%, 1/12/2032	250,000	215,380
3.06%, 6/17/2041	100,000	77,885
3.19%, 4/6/2025	150,000	148,264
3.38%, 2/8/2061 (a)	150,000	111,137
3.63%, 4/6/2030	100,000	94,670
3.79%, 2/6/2024	300,000	301,404
3.80%, 9/21/2025 (a)	50,000	50,146
3.94%, 9/21/2028	259,000	253,087
Burlington Resources LLC 5.95%, 10/15/2036	85,000	92,681
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025	25,000	23,418
2.95%, 7/15/2030	145,000	127,294
3.80%, 4/15/2024	150,000	148,995
3.85%, 6/1/2027 (a)	75,000	72,031
6.50%, 2/15/2037	80,000	85,506
Cenovus Energy, Inc. 4.40%, 4/15/2029	163,000	157,085
Chevron Corp.:
1.55%, 5/11/2025	150,000	142,225
2.00%, 5/11/2027	150,000	138,262
2.24%, 5/11/2030	115,000	101,179
2.95%, 5/16/2026	120,000	117,250
Chevron USA, Inc.:
2.34%, 8/12/2050 (a)	100,000	69,210
3.25%, 10/15/2029	50,000	47,348
3.85%, 1/15/2028	291,000	289,475
ConocoPhillips 6.50%, 2/1/2039 (a)	150,000	176,163
ConocoPhillips Co.:
4.03%, 3/15/2062 (a) (d)	100,000	85,438
6.95%, 4/15/2029	27,000	30,887
Continental Resources, Inc. 4.38%, 1/15/2028	260,000	244,366
Coterra Energy, Inc.:
3.90%, 5/15/2027 (d)	25,000	24,040
4.38%, 6/1/2024 (d)	50,000	49,974
4.38%, 3/15/2029 (d)	122,000	119,612
Devon Energy Corp.:
4.50%, 1/15/2030	150,000	141,409
4.75%, 5/15/2042	72,000	65,088
5.25%, 10/15/2027	160,000	160,931
5.88%, 6/15/2028	100,000	101,553

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Diamondback Energy, Inc. 3.50%, 12/1/2029	$ 275,000	$ 251,963
EOG Resources, Inc.:
3.90%, 4/1/2035	25,000	23,237
4.15%, 1/15/2026	190,000	191,655
4.38%, 4/15/2030	40,000	40,192
Exxon Mobil Corp.:
2.99%, 3/19/2025	652,000	642,481
3.00%, 8/16/2039	75,000	61,281
3.04%, 3/1/2026	124,000	121,723
3.45%, 4/15/2051	265,000	217,591
3.48%, 3/19/2030	75,000	71,879
4.11%, 3/1/2046	100,000	91,392
4.23%, 3/19/2040	120,000	113,317
4.33%, 3/19/2050	311,000	293,646
Hess Corp.:
4.30%, 4/1/2027	188,000	183,349
5.60%, 2/15/2041	88,000	85,753
7.30%, 8/15/2031	50,000	55,955
HF Sinclair Corp.:
4.50%, 10/1/2030 (d)	150,000	136,412
5.88%, 4/1/2026 (d)	86,000	86,852
Marathon Oil Corp. 6.80%, 3/15/2032	25,000	27,128
Marathon Petroleum Corp.:
4.70%, 5/1/2025	25,000	25,326
4.75%, 9/15/2044	173,000	152,669
6.50%, 3/1/2041	228,000	248,048
Newfield Exploration Co. 5.38%, 1/1/2026	60,000	60,775
Ovintiv, Inc.:
7.38%, 11/1/2031	37,000	40,835
8.13%, 9/15/2030	200,000	226,076
Phillips 66:
3.85%, 4/9/2025	125,000	124,371
3.90%, 3/15/2028 (a)	100,000	97,155
4.65%, 11/15/2034	100,000	97,020
5.88%, 5/1/2042	50,000	54,129
Phillips 66 Co. 4.68%, 2/15/2045 (d)	100,000	92,050
Pioneer Natural Resources Co.:
1.90%, 8/15/2030	50,000	40,828
2.15%, 1/15/2031	150,000	123,609
Shell International Finance B.V.:
2.50%, 9/12/2026	100,000	95,033
2.88%, 11/26/2041	100,000	77,385
3.13%, 11/7/2049	125,000	96,293
3.25%, 5/11/2025	469,000	464,427
3.25%, 4/6/2050	100,000	78,961
3.63%, 8/21/2042	150,000	127,346
4.00%, 5/10/2046	192,000	170,003
4.38%, 5/11/2045	153,000	142,417
4.55%, 8/12/2043	186,000	176,663
5.50%, 3/25/2040	50,000	53,702
6.38%, 12/15/2038	200,000	232,896
Security Description	Principal Amount	Value
Suncor Energy, Inc.:
4.00%, 11/15/2047	$ 90,000	$ 76,768
7.15%, 2/1/2032	100,000	113,167
TotalEnergies Capital International SA:
2.43%, 1/10/2025	275,000	267,234
3.39%, 6/29/2060	100,000	76,665
3.46%, 2/19/2029	268,000	255,404
3.70%, 1/15/2024	100,000	100,293
Valero Energy Corp.:
2.80%, 12/1/2031	100,000	83,865
2.85%, 4/15/2025	13,000	12,568
4.00%, 4/1/2029	250,000	235,962
4.35%, 6/1/2028	50,000	48,633
6.63%, 6/15/2037	99,000	107,547
		11,235,322
OIL & GAS SERVICES — 0.3%
Baker Hughes Holdings LLC 5.13%, 9/15/2040	262,000	256,592
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
4.08%, 12/15/2047 (a)	77,000	65,080
4.49%, 5/1/2030 (a)	100,000	98,811
Halliburton Co.:
2.92%, 3/1/2030 (a)	125,000	110,718
4.50%, 11/15/2041	55,000	48,056
4.85%, 11/15/2035	100,000	95,879
5.00%, 11/15/2045	300,000	275,217
NOV, Inc. 3.95%, 12/1/2042	55,000	40,313
Schlumberger Investment SA 3.65%, 12/1/2023	126,000	126,488
		1,117,154
PACKAGING & CONTAINERS — 0.3%
Amcor Finance USA, Inc. 3.63%, 4/28/2026	50,000	47,985
Amcor Flexibles North America, Inc.:
2.69%, 5/25/2031 (a)	35,000	28,565
4.00%, 5/17/2025	91,000	89,939
Berry Global, Inc.:
0.95%, 2/15/2024	75,000	71,042
1.65%, 1/15/2027	173,000	150,468
Packaging Corp. of America:
3.00%, 12/15/2029	100,000	89,684
4.05%, 12/15/2049	110,000	91,016
Sonoco Products Co.:
2.25%, 2/1/2027	85,000	76,524
3.13%, 5/1/2030	25,000	21,865
WestRock MWV LLC:
7.95%, 2/15/2031	82,000	96,600
8.20%, 1/15/2030	33,000	39,120
WRKCo, Inc.:
3.00%, 9/15/2024	61,000	59,525

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.00%, 6/15/2033	$ 100,000	$ 84,253
3.90%, 6/1/2028	100,000	96,535
		1,043,121
PHARMACEUTICALS — 5.2%
AbbVie, Inc.:
2.60%, 11/21/2024	350,000	339,094
2.95%, 11/21/2026	500,000	473,920
3.20%, 11/21/2029	264,000	242,730
3.80%, 3/15/2025	175,000	173,798
4.05%, 11/21/2039	35,000	31,193
4.25%, 11/14/2028	250,000	247,150
4.25%, 11/21/2049	150,000	132,955
4.40%, 11/6/2042	248,000	225,464
4.45%, 5/14/2046	250,000	226,772
4.55%, 3/15/2035	270,000	263,020
4.75%, 3/15/2045	281,000	264,547
4.85%, 6/15/2044	95,000	91,090
4.88%, 11/14/2048	150,000	144,535
AmerisourceBergen Corp.:
3.25%, 3/1/2025	142,000	138,954
4.25%, 3/1/2045	32,000	27,629
4.30%, 12/15/2047	25,000	22,577
Astrazeneca Finance LLC:
0.70%, 5/28/2024	140,000	132,807
1.20%, 5/28/2026	115,000	103,922
1.75%, 5/28/2028	225,000	198,490
2.25%, 5/28/2031 (a)	20,000	17,401
AstraZeneca PLC:
0.70%, 4/8/2026	100,000	89,122
1.38%, 8/6/2030	250,000	204,860
2.13%, 8/6/2050	25,000	16,708
3.13%, 6/12/2027 (a)	125,000	120,429
4.00%, 9/18/2042	103,000	95,010
4.38%, 11/16/2045	175,000	169,795
Becton Dickinson & Co. 3.73%, 12/15/2024	31,000	30,847
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027 (a)	125,000	109,871
1.45%, 11/13/2030 (a)	60,000	49,279
2.90%, 7/26/2024	473,000	468,828
2.95%, 3/15/2032 (a)	50,000	45,897
3.40%, 7/26/2029	39,000	37,674
3.45%, 11/15/2027	86,000	84,710
3.55%, 3/15/2042	30,000	26,317
3.70%, 3/15/2052	70,000	60,463
3.90%, 2/20/2028	149,000	149,253
3.90%, 3/15/2062	335,000	288,187
4.13%, 6/15/2039	80,000	76,526
4.25%, 10/26/2049	144,000	135,304
4.63%, 5/15/2044	250,000	246,932
Cardinal Health, Inc.:
3.75%, 9/15/2025	50,000	49,431
4.37%, 6/15/2047	100,000	84,851
4.50%, 11/15/2044	108,000	92,236
Security Description	Principal Amount	Value
Cigna Corp.:
0.61%, 3/15/2024	$ 40,000	$ 38,092
1.25%, 3/15/2026 (a)	150,000	135,360
2.38%, 3/15/2031 (a)	160,000	135,123
3.00%, 7/15/2023	102,000	101,308
3.05%, 10/15/2027	100,000	94,122
3.25%, 4/15/2025	107,000	104,973
3.40%, 3/15/2050	50,000	38,237
3.40%, 3/15/2051	100,000	76,905
3.50%, 6/15/2024	100,000	99,335
4.38%, 10/15/2028	255,000	252,669
4.80%, 8/15/2038	20,000	19,474
4.90%, 12/15/2048	150,000	144,010
3.88%, 10/15/2047	100,000	82,334
6.13%, 11/15/2041	228,000	250,105
CVS Health Corp.:
1.30%, 8/21/2027	241,000	207,706
1.88%, 2/28/2031	95,000	76,170
2.63%, 8/15/2024	169,000	165,363
3.75%, 4/1/2030	196,000	183,350
4.10%, 3/25/2025	300,000	302,208
4.13%, 4/1/2040	160,000	139,642
4.30%, 3/25/2028	516,000	510,886
4.78%, 3/25/2038	504,000	477,051
5.05%, 3/25/2048	413,000	395,138
6.25%, 6/1/2027	50,000	53,592
Eli Lilly & Co.:
2.25%, 5/15/2050 (a)	75,000	52,974
2.75%, 6/1/2025 (a)	120,000	118,074
3.10%, 5/15/2027	65,000	63,254
3.38%, 3/15/2029	31,000	30,211
3.95%, 5/15/2047	50,000	47,876
4.15%, 3/15/2059	50,000	47,900
GlaxoSmithKline Capital PLC 3.00%, 6/1/2024	200,000	198,420
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	153,000	153,421
3.88%, 5/15/2028	282,000	280,646
Johnson & Johnson:
0.55%, 9/1/2025	50,000	46,154
2.10%, 9/1/2040	85,000	62,217
2.63%, 1/15/2025	75,000	74,109
2.90%, 1/15/2028 (a)	386,000	373,069
2.95%, 3/3/2027 (a)	100,000	97,713
3.40%, 1/15/2038	150,000	135,094
3.70%, 3/1/2046 (a)	235,000	216,959
3.75%, 3/3/2047 (a)	95,000	88,112
5.85%, 7/15/2038	421,000	486,697
McKesson Corp. 1.30%, 8/15/2026	25,000	22,272
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	159,000	159,987
Merck & Co., Inc.:
1.90%, 12/10/2028	50,000	44,427
2.15%, 12/10/2031	95,000	81,779

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
2.90%, 12/10/2061	$ 200,000	$ 142,380
3.40%, 3/7/2029	214,000	207,199
3.60%, 9/15/2042	115,000	100,808
3.70%, 2/10/2045	303,000	266,295
4.00%, 3/7/2049	148,000	136,737
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	58,000	63,851
Mylan, Inc. 4.55%, 4/15/2028	210,000	200,054
Novartis Capital Corp.:
1.75%, 2/14/2025	25,000	24,131
2.20%, 8/14/2030	100,000	88,189
3.10%, 5/17/2027 (a)	50,000	48,784
3.40%, 5/6/2024	254,000	255,222
4.40%, 5/6/2044	75,000	74,882
Pfizer, Inc.:
0.80%, 5/28/2025	150,000	139,858
1.75%, 8/18/2031	210,000	175,661
2.70%, 5/28/2050 (a)	50,000	38,252
3.45%, 3/15/2029	42,000	40,851
4.00%, 3/15/2049	300,000	282,342
4.10%, 9/15/2038	200,000	192,918
4.20%, 9/15/2048	200,000	194,864
Pharmacia LLC 6.60%, 12/1/2028	200,000	225,914
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	20,000	19,779
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	150,000	125,457
5.00%, 11/26/2028	195,000	198,873
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	165,000	155,569
Viatris, Inc.:
2.30%, 6/22/2027	100,000	85,546
4.00%, 6/22/2050	293,000	195,229
Wyeth LLC:
5.95%, 4/1/2037	391,000	451,097
6.45%, 2/1/2024	25,000	26,146
Zoetis, Inc.:
2.00%, 5/15/2030	50,000	41,825
3.00%, 9/12/2027	75,000	70,758
3.90%, 8/20/2028	80,000	77,542
4.70%, 2/1/2043	128,000	123,133
		17,665,242
PIPELINES — 3.1%
Boardwalk Pipelines L.P.:
3.60%, 9/1/2032	28,000	23,749
4.45%, 7/15/2027	61,000	59,142
4.80%, 5/3/2029	150,000	145,583
Cheniere Corpus Christi Holdings LLC:
5.13%, 6/30/2027	225,000	225,956
7.00%, 6/30/2024	35,000	36,298
Security Description	Principal Amount	Value
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	$ 50,000	$ 50,483
Enbridge Energy Partners L.P. 7.38%, 10/15/2045	225,000	269,226
Enbridge, Inc.:
1.60%, 10/4/2026	25,000	22,269
2.50%, 1/15/2025	100,000	96,229
2.50%, 2/14/2025	20,000	19,224
2.50%, 8/1/2033	50,000	40,435
3.13%, 11/15/2029 (a)	100,000	90,539
4.50%, 6/10/2044	130,000	113,637
5.50%, 12/1/2046	84,000	86,555
Energy Transfer L.P.:
3.90%, 5/15/2024	116,000	114,727
4.40%, 3/15/2027	95,000	91,660
4.75%, 1/15/2026	50,000	49,902
4.90%, 2/1/2024	166,000	167,321
5.00%, 5/15/2044	219,000	183,426
5.00%, 5/15/2050	100,000	85,079
5.25%, 4/15/2029	236,000	233,864
5.35%, 5/15/2045	101,000	88,361
5.40%, 10/1/2047	250,000	219,848
5.88%, 1/15/2024	100,000	101,920
6.05%, 6/1/2041	150,000	145,692
6.13%, 12/15/2045	105,000	100,616
6.63%, 10/15/2036	77,000	77,336
7.50%, 7/1/2038	50,000	53,956
Series 20Y, 5.80%, 6/15/2038	117,000	109,899
Enterprise Products Operating LLC:
3.13%, 7/31/2029	100,000	90,036
3.30%, 2/15/2053 (a)	85,000	61,974
3.70%, 1/31/2051	125,000	97,655
3.90%, 2/15/2024	215,000	214,748
5.10%, 2/15/2045	477,000	448,685
6.13%, 10/15/2039	300,000	318,351
Kinder Morgan Energy Partners L.P.:
5.00%, 8/15/2042	50,000	43,783
6.38%, 3/1/2041	104,000	104,139
6.50%, 9/1/2039	100,000	102,539
7.75%, 3/15/2032	112,000	127,958
Series MTN, 6.95%, 1/15/2038	84,000	90,578
Kinder Morgan, Inc.:
1.75%, 11/15/2026	95,000	84,261
2.00%, 2/15/2031 (a)	40,000	31,998
3.25%, 8/1/2050	60,000	41,729
4.30%, 6/1/2025	100,000	99,715
5.05%, 2/15/2046	120,000	107,240
5.20%, 3/1/2048	100,000	91,387
5.55%, 6/1/2045	250,000	236,142
Magellan Midstream Partners L.P.:
3.95%, 3/1/2050 (a)	196,000	154,671

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.20%, 10/3/2047	$ 100,000	$ 82,425
MPLX L.P.:
4.13%, 3/1/2027	237,000	229,369
4.50%, 7/15/2023	100,000	100,215
4.88%, 6/1/2025	100,000	100,547
4.95%, 3/14/2052	100,000	86,490
5.20%, 12/1/2047	100,000	89,777
5.50%, 2/15/2049	261,000	242,419
ONEOK Partners L.P.:
6.20%, 9/15/2043	125,000	117,266
6.85%, 10/15/2037	40,000	40,947
ONEOK, Inc.:
4.00%, 7/13/2027	47,000	45,284
4.35%, 3/15/2029	150,000	141,048
4.50%, 3/15/2050	100,000	79,659
4.95%, 7/13/2047	100,000	84,847
5.85%, 1/15/2026	79,000	81,877
6.00%, 6/15/2035	50,000	49,042
7.15%, 1/15/2051	43,000	45,616
Plains All American Pipeline L.P./PAA Finance Corp.:
4.30%, 1/31/2043	100,000	75,144
4.65%, 10/15/2025	150,000	148,916
4.70%, 6/15/2044	111,000	87,899
5.15%, 6/1/2042	50,000	41,630
6.65%, 1/15/2037	50,000	49,856
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	164,000	157,717
5.00%, 3/15/2027	100,000	100,415
5.63%, 3/1/2025	75,000	76,625
5.88%, 6/30/2026	100,000	103,317
Spectra Energy Partners L.P.:
3.50%, 3/15/2025	55,000	53,871
4.75%, 3/15/2024	86,000	86,765
Targa Resources Corp.:
4.20%, 2/1/2033	100,000	90,577
5.20%, 7/1/2027 (f)	85,000	85,341
6.25%, 7/1/2052 (f)	200,000	200,184
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	20,000	22,628
TransCanada PipeLines, Ltd.:
2.50%, 10/12/2031	85,000	70,623
4.10%, 4/15/2030	84,000	80,284
4.88%, 1/15/2026	230,000	233,691
6.10%, 6/1/2040	454,000	490,266
7.25%, 8/15/2038	25,000	29,619
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	25,000	22,452
3.95%, 5/15/2050	50,000	41,526
4.00%, 3/15/2028	154,000	149,480
Williams Cos., Inc.:
2.60%, 3/15/2031 (a)	125,000	104,741
3.50%, 11/15/2030	25,000	22,513
Security Description	Principal Amount	Value
3.75%, 6/15/2027	$ 100,000	$ 95,628
4.00%, 9/15/2025	200,000	197,060
4.90%, 1/15/2045	350,000	313,187
5.75%, 6/24/2044	50,000	50,183
6.30%, 4/15/2040	75,000	79,633
8.75%, 3/15/2032	75,000	94,693
		10,723,813
REAL ESTATE — 0.0% (e)
CBRE Services, Inc. 4.88%, 3/1/2026	75,000	75,714
REAL ESTATE INVESTMENT TRUSTS — 4.0%
Agree L.P. 2.90%, 10/1/2030	25,000	21,124
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	125,000	98,729
2.75%, 12/15/2029	40,000	34,984
2.95%, 3/15/2034	40,000	33,257
3.55%, 3/15/2052	70,000	52,753
4.00%, 2/1/2050	25,000	20,701
4.70%, 7/1/2030	150,000	147,765
American Assets Trust L.P. 3.38%, 2/1/2031	100,000	85,179
American Campus Communities Operating Partnership L.P.:
2.25%, 1/15/2029	75,000	69,359
3.30%, 7/15/2026	57,000	55,676
American Homes 4 Rent L.P.:
2.38%, 7/15/2031	100,000	79,892
3.63%, 4/15/2032	113,000	98,890
American Tower Corp.:
1.45%, 9/15/2026	125,000	109,366
1.50%, 1/31/2028	25,000	20,783
2.30%, 9/15/2031	100,000	79,224
3.38%, 5/15/2024	439,000	432,433
3.60%, 1/15/2028	119,000	110,624
3.70%, 10/15/2049	50,000	37,717
3.80%, 8/15/2029	365,000	335,136
4.00%, 6/1/2025	100,000	98,912
4.05%, 3/15/2032	35,000	31,884
AvalonBay Communities, Inc. 2.05%, 1/15/2032 (a)	70,000	57,983
Boston Properties L.P.:
2.45%, 10/1/2033 (a)	454,000	347,610
3.13%, 9/1/2023	50,000	49,552
3.80%, 2/1/2024	104,000	103,575
Brandywine Operating Partnership L.P.:
3.95%, 11/15/2027	60,000	56,282
4.10%, 10/1/2024	50,000	49,599
Brixmor Operating Partnership L.P. 4.05%, 7/1/2030	232,000	209,071

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Broadstone Net Lease LLC 2.60%, 9/15/2031	$ 100,000	$ 81,354
Camden Property Trust:
3.15%, 7/1/2029	100,000	91,305
4.10%, 10/15/2028	77,000	75,666
Corporate Office Properties L.P.:
2.00%, 1/15/2029	50,000	40,323
2.90%, 12/1/2033	65,000	50,400
Crown Castle International Corp.:
3.65%, 9/1/2027	449,000	424,705
3.70%, 6/15/2026	50,000	48,297
3.80%, 2/15/2028	100,000	94,411
4.00%, 11/15/2049	35,000	28,301
4.30%, 2/15/2029	304,000	291,892
CubeSmart L.P.:
2.25%, 12/15/2028	50,000	42,695
2.50%, 2/15/2032	225,000	182,747
Digital Realty Trust L.P. 4.45%, 7/15/2028 (a)	249,000	241,592
Duke Realty L.P. 2.25%, 1/15/2032	100,000	82,977
EPR Properties:
3.60%, 11/15/2031	195,000	154,358
4.75%, 12/15/2026	50,000	46,806
Equinix, Inc.:
1.45%, 5/15/2026	207,000	184,164
2.00%, 5/15/2028 (a)	35,000	30,053
2.50%, 5/15/2031	100,000	81,044
3.00%, 7/15/2050	100,000	68,379
3.20%, 11/18/2029 (a)	150,000	133,371
3.90%, 4/15/2032	100,000	90,442
ERP Operating L.P.:
3.00%, 7/1/2029	135,000	122,373
4.50%, 7/1/2044	116,000	110,357
Essex Portfolio L.P.:
1.70%, 3/1/2028	85,000	72,939
2.65%, 3/15/2032	65,000	53,782
2.65%, 9/1/2050	20,000	12,662
3.50%, 4/1/2025	75,000	73,556
4.00%, 3/1/2029	23,000	21,966
4.50%, 3/15/2048	75,000	67,349
Extra Space Storage L.P.:
2.55%, 6/1/2031	45,000	37,010
3.90%, 4/1/2029	20,000	18,758
Federal Realty Investment Trust:
3.50%, 6/1/2030 (a)	120,000	108,631
3.95%, 1/15/2024	55,000	54,845
GLP Capital L.P./GLP Financing II, Inc.:
3.25%, 1/15/2032	60,000	48,176
4.00%, 1/15/2030	50,000	43,929
5.25%, 6/1/2025	205,000	201,386
5.30%, 1/15/2029	50,000	47,608
Security Description	Principal Amount	Value
5.38%, 4/15/2026	$ 110,000	$ 107,648
5.75%, 6/1/2028	34,000	33,201
Healthcare Realty Trust, Inc. 3.63%, 1/15/2028	45,000	42,102
Healthcare Trust of America Holdings L.P. 3.50%, 8/1/2026	95,000	90,344
Healthpeak Properties, Inc.:
3.00%, 1/15/2030	85,000	74,989
3.50%, 7/15/2029	160,000	147,456
4.00%, 6/1/2025	50,000	49,736
Highwoods Realty L.P. 4.13%, 3/15/2028	20,000	19,123
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	70,000	69,418
Series H, 3.38%, 12/15/2029	100,000	84,452
Series J, 2.90%, 12/15/2031	20,000	15,875
Invitation Homes Operating Partnership L.P.:
2.70%, 1/15/2034	25,000	19,223
4.15%, 4/15/2032	25,000	22,685
Kilroy Realty L.P.:
2.65%, 11/15/2033	25,000	19,389
3.05%, 2/15/2030	50,000	42,640
3.45%, 12/15/2024	65,000	63,379
4.25%, 8/15/2029	80,000	75,345
Kimco Realty Corp.:
2.25%, 12/1/2031 (a)	105,000	84,904
2.70%, 3/1/2024 (a)	100,000	98,033
3.20%, 4/1/2032	50,000	43,689
4.13%, 12/1/2046	50,000	41,208
4.45%, 9/1/2047	72,000	62,726
Life Storage L.P.:
2.20%, 10/15/2030	20,000	16,046
2.40%, 10/15/2031	120,000	95,549
3.88%, 12/15/2027 (a)	55,000	52,449
LXP Industrial Trust 2.38%, 10/1/2031	131,000	101,625
Mid-America Apartments L.P.:
2.88%, 9/15/2051	25,000	17,385
3.75%, 6/15/2024	50,000	49,809
3.95%, 3/15/2029	125,000	119,307
National Retail Properties, Inc.:
3.00%, 4/15/2052	45,000	30,826
3.10%, 4/15/2050	25,000	17,290
3.50%, 4/15/2051	20,000	15,054
4.80%, 10/15/2048	115,000	106,883
Office Properties Income Trust 4.50%, 2/1/2025	151,000	144,584
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	100,000	75,464
3.38%, 2/1/2031	150,000	121,767
3.63%, 10/1/2029	106,000	89,125
4.75%, 1/15/2028	50,000	47,460

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
Physicians Realty L.P. 4.30%, 3/15/2027	$ 40,000	$ 39,198
Prologis L.P.:
1.63%, 3/15/2031 (a)	150,000	121,134
3.88%, 9/15/2028	75,000	73,022
Public Storage:
1.50%, 11/9/2026 (a)	50,000	45,115
1.85%, 5/1/2028	100,000	86,799
1.95%, 11/9/2028	85,000	73,503
3.39%, 5/1/2029	103,000	95,661
Rayonier L.P. 2.75%, 5/17/2031	50,000	41,814
Realty Income Corp.:
2.85%, 12/15/2032	130,000	111,409
3.00%, 1/15/2027	70,000	66,282
3.25%, 6/15/2029	100,000	93,062
3.40%, 1/15/2028	50,000	47,238
3.95%, 8/15/2027	110,000	107,508
4.60%, 2/6/2024	79,000	79,670
Regency Centers L.P.:
4.13%, 3/15/2028	30,000	28,871
4.65%, 3/15/2049	50,000	44,677
Rexford Industrial Realty L.P. 2.13%, 12/1/2030	20,000	15,977
Sabra Health Care L.P. 5.13%, 8/15/2026	204,000	198,308
Safehold Operating Partnership L.P. 2.80%, 6/15/2031	100,000	80,714
Simon Property Group L.P.:
1.75%, 2/1/2028	167,000	142,521
2.45%, 9/13/2029	180,000	152,836
2.65%, 2/1/2032	100,000	82,638
3.25%, 11/30/2026	50,000	47,705
3.38%, 10/1/2024	193,000	190,894
3.38%, 12/1/2027	50,000	46,915
3.75%, 2/1/2024	75,000	74,852
3.80%, 7/15/2050 (a)	204,000	163,406
SITE Centers Corp.:
3.63%, 2/1/2025	107,000	103,923
4.70%, 6/1/2027	60,000	58,784
Spirit Realty L.P.:
2.10%, 3/15/2028	55,000	46,025
3.40%, 1/15/2030	106,000	91,553
4.00%, 7/15/2029	115,000	104,661
STORE Capital Corp.:
2.70%, 12/1/2031	50,000	40,068
2.75%, 11/18/2030	20,000	16,413
4.63%, 3/15/2029	20,000	19,518
Sun Communities Operating LP 4.20%, 4/15/2032	50,000	45,148
Tanger Properties L.P. 2.75%, 9/1/2031	100,000	78,216
UDR, Inc. Series MTN, 2.10%, 6/15/2033	100,000	76,276
Security Description	Principal Amount	Value
Ventas Realty L.P.:
2.65%, 1/15/2025	$ 25,000	$ 23,921
3.25%, 10/15/2026	140,000	132,189
4.40%, 1/15/2029	100,000	95,855
4.75%, 11/15/2030	73,000	71,180
4.88%, 4/15/2049	100,000	93,033
VICI Properties LP:
4.38%, 5/15/2025	20,000	19,597
4.75%, 2/15/2028	50,000	47,763
4.95%, 2/15/2030	160,000	151,291
5.13%, 5/15/2032	50,000	47,175
5.63%, 5/15/2052	30,000	27,289
Welltower, Inc.:
2.05%, 1/15/2029	199,000	167,470
2.80%, 6/1/2031	274,000	230,738
4.00%, 6/1/2025	50,000	49,732
4.13%, 3/15/2029	90,000	85,064
4.50%, 1/15/2024	75,000	75,388
Weyerhaeuser Co.:
3.38%, 3/9/2033	30,000	26,164
4.00%, 3/9/2052	20,000	16,409
7.38%, 3/15/2032	114,000	131,752
WP Carey, Inc.:
2.25%, 4/1/2033	100,000	76,917
2.40%, 2/1/2031	150,000	122,511
4.00%, 2/1/2025	50,000	49,827
		13,770,436
RETAIL — 2.5%
Advance Auto Parts, Inc.:
3.50%, 3/15/2032	40,000	34,322
3.90%, 4/15/2030	25,000	22,764
AutoNation, Inc.:
3.50%, 11/15/2024	35,000	33,921
3.80%, 11/15/2027	45,000	42,400
3.85%, 3/1/2032	100,000	86,277
AutoZone, Inc.:
1.65%, 1/15/2031	20,000	15,669
3.13%, 7/15/2023	107,000	106,509
3.13%, 4/18/2024	75,000	74,135
3.63%, 4/15/2025 (a)	42,000	41,511
4.00%, 4/15/2030 (a)	25,000	23,732
Best Buy Co., Inc. 4.45%, 10/1/2028 (a)	102,000	100,518
Costco Wholesale Corp. 1.38%, 6/20/2027	270,000	242,333
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032	25,000	19,797
Dollar General Corp. 3.50%, 4/3/2030	282,000	259,835
Dollar Tree, Inc.:
2.65%, 12/1/2031	37,000	30,428
4.00%, 5/15/2025	65,000	64,762
4.20%, 5/15/2028	100,000	97,066
Genuine Parts Co.:
1.88%, 11/1/2030	100,000	78,890

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
2.75%, 2/1/2032	$ 95,000	$ 78,668
Home Depot, Inc.:
1.50%, 9/15/2028	150,000	130,785
1.88%, 9/15/2031	40,000	33,335
2.50%, 4/15/2027	100,000	94,683
2.95%, 6/15/2029 (a)	397,000	371,012
3.13%, 12/15/2049	110,000	85,758
3.25%, 4/15/2032	232,000	216,400
3.35%, 4/15/2050	107,000	86,691
3.63%, 4/15/2052	30,000	25,702
3.90%, 6/15/2047	125,000	111,898
4.25%, 4/1/2046	100,000	94,173
4.40%, 3/15/2045 (a)	108,000	103,287
5.40%, 9/15/2040	303,000	324,825
5.95%, 4/1/2041	265,000	302,376
Kohl's Corp. 3.38%, 5/1/2031 (a)	155,000	134,160
Lowe's Cos., Inc.:
1.70%, 10/15/2030 (a)	45,000	36,142
2.63%, 4/1/2031 (a)	100,000	85,657
3.13%, 9/15/2024	50,000	49,245
3.35%, 4/1/2027	100,000	96,312
3.38%, 9/15/2025	41,000	40,287
3.50%, 4/1/2051	75,000	57,179
3.75%, 4/1/2032 (a)	300,000	278,409
4.00%, 4/15/2025	65,000	65,339
4.25%, 4/1/2052	158,000	136,758
4.45%, 4/1/2062	50,000	42,730
4.50%, 4/15/2030	250,000	247,132
6.50%, 3/15/2029	55,000	60,881
McDonald's Corp.:
Series MTN, 3.80%, 4/1/2028	50,000	49,090
Series MTN, 4.20%, 4/1/2050 (a)	64,000	57,520
Series MTN, 4.88%, 12/9/2045	315,000	309,018
Series MTN, 5.70%, 2/1/2039	176,000	190,487
Series MTN, 6.30%, 3/1/2038	466,000	531,948
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031 (a)	95,000	75,136
3.90%, 6/1/2029	30,000	28,397
4.70%, 6/15/2032	75,000	74,768
Starbucks Corp.:
2.25%, 3/12/2030	25,000	21,158
2.55%, 11/15/2030	188,000	160,336
3.00%, 2/14/2032 (a)	245,000	212,922
3.35%, 3/12/2050	115,000	86,495
3.50%, 3/1/2028 (a)	100,000	95,917
3.75%, 12/1/2047	183,000	149,306
Target Corp.:
1.95%, 1/15/2027 (a)	200,000	185,672
2.25%, 4/15/2025	25,000	24,161
2.95%, 1/15/2052	155,000	117,240
Security Description	Principal Amount	Value
6.50%, 10/15/2037	$ 60,000	$ 71,037
TJX Cos., Inc.:
2.25%, 9/15/2026 (a)	119,000	111,665
3.88%, 4/15/2030	170,000	165,850
Walgreens Boots Alliance, Inc.:
0.95%, 11/17/2023	150,000	144,931
4.10%, 4/15/2050 (a)	75,000	59,183
Walmart, Inc.:
1.80%, 9/22/2031	55,000	46,757
2.65%, 9/22/2051 (a)	130,000	97,936
3.25%, 7/8/2029	119,000	114,662
3.55%, 6/26/2025	100,000	100,924
3.63%, 12/15/2047	55,000	48,822
5.63%, 4/15/2041	250,000	290,700
7.55%, 2/15/2030	133,000	163,771
		8,550,502
SEMICONDUCTORS — 2.1%
Analog Devices, Inc.:
1.70%, 10/1/2028 (a)	45,000	39,498
2.10%, 10/1/2031	60,000	51,193
2.95%, 10/1/2051	55,000	42,063
Applied Materials, Inc.:
3.30%, 4/1/2027 (a)	50,000	48,889
4.35%, 4/1/2047	50,000	48,341
5.10%, 10/1/2035	50,000	52,466
5.85%, 6/15/2041	85,000	96,942
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.13%, 1/15/2025	50,000	48,764
3.50%, 1/15/2028	50,000	46,302
3.88%, 1/15/2027	200,000	192,802
Broadcom, Inc.:
1.95%, 2/15/2028 (d)	175,000	149,067
2.45%, 2/15/2031 (d)	134,000	107,743
2.60%, 2/15/2033 (d)	100,000	77,116
3.14%, 11/15/2035 (d)	50,000	38,193
3.46%, 9/15/2026	165,000	158,402
3.75%, 2/15/2051 (d)	75,000	55,408
4.11%, 9/15/2028	335,000	318,109
4.15%, 11/15/2030	350,000	320,953
4.15%, 4/15/2032 (d)	40,000	36,214
4.75%, 4/15/2029	280,000	272,098
Intel Corp.:
1.60%, 8/12/2028	25,000	21,894
2.00%, 8/12/2031 (a)	50,000	41,877
2.45%, 11/15/2029	600,000	535,188
2.80%, 8/12/2041	40,000	30,437
3.05%, 8/12/2051	100,000	74,466
3.15%, 5/11/2027	44,000	43,021
3.20%, 8/12/2061	100,000	72,951
3.25%, 11/15/2049	170,000	132,707
3.40%, 3/25/2025	150,000	149,668
3.75%, 3/25/2027	100,000	100,464
4.60%, 3/25/2040	60,000	58,611

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
KLA Corp 4.65%, 7/15/2032	$ 60,000	$ 61,316
KLA Corp.:
4.10%, 3/15/2029	100,000	99,125
4.65%, 11/1/2024	89,000	90,104
4.95%, 7/15/2052	100,000	100,523
Lam Research Corp.:
1.90%, 6/15/2030	25,000	21,103
2.88%, 6/15/2050	50,000	36,781
3.75%, 3/15/2026	50,000	49,904
Marvell Technology, Inc.:
2.45%, 4/15/2028	65,000	56,709
2.95%, 4/15/2031	90,000	75,228
4.88%, 6/22/2028	60,000	59,230
Microchip Technology, Inc. 4.25%, 9/1/2025	80,000	78,045
Micron Technology, Inc.:
2.70%, 4/15/2032	20,000	15,971
3.48%, 11/1/2051	25,000	17,324
4.66%, 2/15/2030	145,000	139,154
5.33%, 2/6/2029	50,000	49,828
NVIDIA Corp.:
2.00%, 6/15/2031	100,000	84,862
3.50%, 4/1/2040	256,000	223,690
3.70%, 4/1/2060	50,000	41,992
NXP BV/NXP Funding LLC 5.35%, 3/1/2026	50,000	51,077
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.50%, 5/11/2031	100,000	82,232
2.65%, 2/15/2032	50,000	41,093
3.13%, 2/15/2042	40,000	29,298
3.25%, 11/30/2051	25,000	17,514
3.40%, 5/1/2030	50,000	44,542
Qorvo, Inc. 1.75%, 12/15/2024 (d)	65,000	60,816
QUALCOMM, Inc.:
3.25%, 5/20/2027	163,000	159,466
4.25%, 5/20/2032 (a)	100,000	101,578
4.50%, 5/20/2052	100,000	98,968
4.65%, 5/20/2035	150,000	153,877
4.80%, 5/20/2045	285,000	291,122
Skyworks Solutions, Inc. 3.00%, 6/1/2031	50,000	40,740
Texas Instruments, Inc.:
1.38%, 3/12/2025	265,000	250,926
2.70%, 9/15/2051 (a)	100,000	76,236
3.88%, 3/15/2039	100,000	94,156
TSMC Arizona Corp.:
1.75%, 10/25/2026	83,000	76,209
2.50%, 10/25/2031	150,000	128,934
3.25%, 10/25/2051	75,000	60,496
3.88%, 4/22/2027	200,000	199,348
Security Description	Principal Amount	Value
Xilinx, Inc. 2.95%, 6/1/2024	$ 188,000	$ 186,660
		7,008,024
SHIPBUILDING — 0.0% (e)
Huntington Ingalls Industries, Inc. 3.84%, 5/1/2025	100,000	97,652
SOFTWARE — 2.7%
Activision Blizzard, Inc. 4.50%, 6/15/2047	100,000	96,726
Adobe, Inc. 3.25%, 2/1/2025	276,000	274,844
Autodesk, Inc. 2.40%, 12/15/2031	110,000	89,602
Broadridge Financial Solutions, Inc. 2.90%, 12/1/2029	160,000	139,942
Citrix Systems, Inc.:
3.30%, 3/1/2030	75,000	73,279
4.50%, 12/1/2027	27,000	26,731
Electronic Arts, Inc. 1.85%, 2/15/2031	60,000	48,790
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026	100,000	88,717
2.25%, 3/1/2031	50,000	40,661
Fiserv, Inc.:
2.65%, 6/1/2030	57,000	48,181
2.75%, 7/1/2024	189,000	184,496
3.50%, 7/1/2029	277,000	252,657
3.80%, 10/1/2023	115,000	115,202
4.20%, 10/1/2028	155,000	149,744
4.40%, 7/1/2049	93,000	80,143
Intuit, Inc. 1.35%, 7/15/2027	100,000	87,530
Microsoft Corp.:
2.40%, 8/8/2026	605,000	583,311
2.53%, 6/1/2050	354,000	260,618
2.68%, 6/1/2060	307,000	220,641
2.88%, 2/6/2024	75,000	74,895
2.92%, 3/17/2052	442,000	348,955
3.04%, 3/17/2062	156,000	121,483
3.50%, 2/12/2035 (a)	100,000	96,063
3.50%, 11/15/2042 (a)	25,000	22,388
3.75%, 2/12/2045	300,000	274,857
4.25%, 2/6/2047 (a)	50,000	50,170
Oracle Corp.:
2.30%, 3/25/2028	505,000	434,704
2.40%, 9/15/2023	255,000	251,093
2.50%, 4/1/2025	200,000	189,994
2.65%, 7/15/2026	132,000	121,705
2.80%, 4/1/2027	350,000	319,739
2.88%, 3/25/2031	75,000	61,795
2.95%, 5/15/2025	191,000	183,129
3.25%, 11/15/2027	38,000	35,014

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.25%, 5/15/2030	$ 110,000	$ 95,335
3.60%, 4/1/2050	448,000	312,668
3.65%, 3/25/2041	289,000	215,357
3.80%, 11/15/2037	115,000	89,476
3.85%, 4/1/2060	363,000	250,455
3.95%, 3/25/2051	100,000	73,425
4.00%, 7/15/2046	504,000	373,953
4.00%, 11/15/2047	150,000	111,460
4.10%, 3/25/2061	145,000	103,891
4.13%, 5/15/2045	184,000	140,228
4.38%, 5/15/2055	150,000	113,073
4.50%, 7/8/2044	50,000	40,882
5.38%, 7/15/2040	200,000	182,018
Roper Technologies, Inc.:
1.75%, 2/15/2031	50,000	38,939
2.95%, 9/15/2029 (a)	100,000	88,093
3.65%, 9/15/2023	158,000	158,213
3.80%, 12/15/2026	50,000	48,916
4.20%, 9/15/2028	50,000	48,924
Salesforce, Inc.:
1.50%, 7/15/2028 (a)	35,000	30,563
1.95%, 7/15/2031 (a)	80,000	67,989
3.05%, 7/15/2061 (a)	325,000	238,823
3.70%, 4/11/2028	201,000	198,711
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	70,000	67,919
VMware, Inc.:
1.00%, 8/15/2024	65,000	60,874
1.40%, 8/15/2026	40,000	35,406
2.20%, 8/15/2031	115,000	90,459
4.50%, 5/15/2025	225,000	225,979
Workday, Inc. 3.80%, 4/1/2032	100,000	91,440
		9,041,268
TELECOMMUNICATIONS — 4.4%
America Movil SAB de CV:
3.63%, 4/22/2029	150,000	142,759
6.13%, 3/30/2040	402,000	444,737
AT&T, Inc.:
1.65%, 2/1/2028	83,000	71,724
1.70%, 3/25/2026	150,000	137,186
2.30%, 6/1/2027	25,000	22,833
3.50%, 9/15/2053	375,000	284,389
3.55%, 9/15/2055	350,000	262,293
3.65%, 6/1/2051	100,000	78,163
3.65%, 9/15/2059	100,000	74,933
3.80%, 12/1/2057	451,000	349,778
3.85%, 6/1/2060	300,000	232,320
4.10%, 2/15/2028	454,000	445,610
4.30%, 2/15/2030	415,000	405,268
4.35%, 3/1/2029	510,000	502,605
4.55%, 3/9/2049	684,000	621,886
4.85%, 3/1/2039	250,000	238,520
5.25%, 3/1/2037	100,000	103,428
Security Description	Principal Amount	Value
5.45%, 3/1/2047	$ 100,000	$ 103,616
5.70%, 3/1/2057	50,000	53,172
6.00%, 8/15/2040	100,000	106,911
5.15%, 11/15/2046	50,000	49,361
Bell Telephone Co. of Canada or Bell Canada:
3.65%, 8/15/2052	35,000	28,008
Series US-3, 0.75%, 3/17/2024	100,000	95,239
Series US-4, 3.65%, 3/17/2051	75,000	59,772
Series US-5, 2.15%, 2/15/2032 (a)	40,000	32,765
Series US-6, 3.20%, 2/15/2052	20,000	14,713
British Telecommunications PLC:
5.13%, 12/4/2028	100,000	99,869
9.63%, 12/15/2030	250,000	310,982
Cisco Systems, Inc.:
2.95%, 2/28/2026 (a)	50,000	49,186
5.90%, 2/15/2039	265,000	301,671
Corning, Inc.:
4.38%, 11/15/2057	162,000	133,217
5.45%, 11/15/2079	100,000	90,243
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	50,000	61,768
Juniper Networks, Inc. 3.75%, 8/15/2029	239,000	219,242
Motorola Solutions, Inc.:
2.75%, 5/24/2031	111,000	89,870
4.00%, 9/1/2024	14,000	13,941
4.60%, 2/23/2028	150,000	146,295
Orange SA 5.50%, 2/6/2044	152,000	159,910
Rogers Communications, Inc.:
3.20%, 3/15/2027 (d)	65,000	61,695
3.80%, 3/15/2032 (d)	265,000	242,692
4.10%, 10/1/2023	100,000	100,489
4.35%, 5/1/2049	92,000	78,150
4.50%, 3/15/2042 (d)	100,000	89,005
4.55%, 3/15/2052 (d)	100,000	88,180
5.00%, 3/15/2044	100,000	92,910
5.45%, 10/1/2043	100,000	98,858
Telefonica Emisiones SA:
4.10%, 3/8/2027	212,000	207,686
7.05%, 6/20/2036	404,000	456,156
TELUS Corp.:
2.80%, 2/16/2027	115,000	109,420
3.40%, 5/13/2032	50,000	44,940
T-Mobile USA, Inc.:
2.40%, 3/15/2029	146,000	126,082
2.70%, 3/15/2032	55,000	46,144
3.50%, 4/15/2025	152,000	148,823
3.60%, 11/15/2060 (d)	135,000	98,630

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.75%, 4/15/2027	$ 100,000	$ 96,198
3.88%, 4/15/2030	275,000	256,748
4.38%, 4/15/2040	226,000	202,356
4.50%, 4/15/2050	396,000	351,822
Verizon Communications, Inc.:
0.75%, 3/22/2024 (a)	100,000	95,392
0.85%, 11/20/2025	50,000	45,335
1.45%, 3/20/2026	244,000	223,389
1.50%, 9/18/2030	180,000	143,966
1.68%, 10/30/2030	100,000	80,454
1.75%, 1/20/2031	100,000	80,313
2.10%, 3/22/2028	325,000	288,665
2.63%, 8/15/2026	100,000	94,520
2.65%, 11/20/2040	173,000	126,866
2.88%, 11/20/2050	365,000	259,044
2.99%, 10/30/2056	264,000	183,372
3.00%, 11/20/2060	90,000	61,288
3.40%, 3/22/2041	150,000	122,078
3.55%, 3/22/2051	105,000	84,184
3.70%, 3/22/2061	245,000	192,389
3.88%, 2/8/2029 (a)	50,000	48,342
3.88%, 3/1/2052 (a)	250,000	211,015
4.00%, 3/22/2050	725,000	625,936
4.02%, 12/3/2029	283,000	274,561
4.13%, 3/16/2027	378,000	377,134
4.33%, 9/21/2028	438,000	435,924
4.67%, 3/15/2055	150,000	144,238
Vodafone Group PLC:
4.38%, 5/30/2028	351,000	349,006
4.88%, 6/19/2049	100,000	91,957
5.25%, 5/30/2048	278,000	264,339
6.25%, 11/30/2032	284,000	310,188
		14,849,062
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
3.50%, 9/15/2027	100,000	94,408
6.35%, 3/15/2040	94,000	96,457
		190,865
TRANSPORTATION — 2.1%
Burlington Northern Santa Fe LLC:
2.88%, 6/15/2052	20,000	14,859
3.25%, 6/15/2027 (a)	50,000	48,941
3.40%, 9/1/2024	28,000	28,041
4.05%, 6/15/2048	100,000	91,296
4.15%, 12/15/2048	49,000	45,114
4.40%, 3/15/2042	21,000	19,800
4.45%, 1/15/2053	300,000	289,830
4.55%, 9/1/2044	209,000	200,985
4.70%, 9/1/2045	165,000	161,464
5.40%, 6/1/2041	100,000	105,985
5.75%, 5/1/2040	104,000	114,400
Canadian National Railway Co.:
3.20%, 8/2/2046 (a)	121,000	94,565
Security Description	Principal Amount	Value
3.65%, 2/3/2048	$ 175,000	$ 147,282
4.45%, 1/20/2049	150,000	142,830
6.90%, 7/15/2028 (a)	25,000	28,395
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	272,000	256,463
1.75%, 12/2/2026	40,000	36,216
2.45%, 12/2/2031	135,000	115,821
6.13%, 9/15/2115	115,000	119,614
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	150,000	144,786
CSX Corp.:
3.40%, 8/1/2024	50,000	49,665
3.80%, 3/1/2028	50,000	48,873
3.80%, 4/15/2050	125,000	105,432
4.25%, 11/1/2066	100,000	84,936
4.30%, 3/1/2048	75,000	68,704
4.50%, 3/15/2049	285,000	266,241
6.00%, 10/1/2036	107,000	118,062
FedEx Corp.:
2.40%, 5/15/2031 (a)	65,000	54,778
4.55%, 4/1/2046	175,000	156,840
4.95%, 10/17/2048	65,000	61,924
5.25%, 5/15/2050 (a)	200,000	199,602
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	115,000	113,599
Kansas City Southern:
3.00%, 5/15/2023	50,000	49,801
3.50%, 5/1/2050	50,000	39,025
4.30%, 5/15/2043	150,000	130,386
Kirby Corp. 4.20%, 3/1/2028	210,000	195,460
Norfolk Southern Corp.:
2.30%, 5/15/2031 (a)	50,000	42,675
2.90%, 8/25/2051	25,000	17,928
3.00%, 3/15/2032 (a)	25,000	22,564
3.05%, 5/15/2050	25,000	18,378
3.65%, 8/1/2025	130,000	128,979
3.70%, 3/15/2053	50,000	41,150
3.80%, 8/1/2028 (a)	170,000	166,955
4.05%, 8/15/2052	100,000	87,088
4.10%, 5/15/2121	25,000	18,941
4.15%, 2/28/2048	160,000	143,182
4.55%, 6/1/2053	35,000	33,049
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024	227,000	218,285
Series MTN, 2.90%, 12/1/2026	20,000	18,633
Series MTN, 3.65%, 3/18/2024 (a)	25,000	24,790
Union Pacific Corp.:
2.38%, 5/20/2031 (a)	50,000	43,277
2.95%, 3/10/2052	50,000	36,963
2.97%, 9/16/2062	208,000	143,753
3.20%, 5/20/2041	100,000	81,799

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.38%, 2/14/2042 (a)	$ 20,000	$ 16,670
3.50%, 2/14/2053	40,000	32,687
3.55%, 5/20/2061	100,000	78,892
3.65%, 2/15/2024	147,000	147,188
3.70%, 3/1/2029	232,000	225,615
3.75%, 7/15/2025	75,000	75,046
3.80%, 4/6/2071	115,000	92,296
3.85%, 2/14/2072	30,000	24,656
3.88%, 2/1/2055	80,000	68,611
3.95%, 9/10/2028	100,000	98,815
3.95%, 8/15/2059	156,000	133,073
4.30%, 3/1/2049	65,000	61,129
Series MTN, 3.55%, 8/15/2039	90,000	77,692
United Parcel Service, Inc.:
2.20%, 9/1/2024	75,000	73,202
3.40%, 9/1/2049	50,000	42,123
3.90%, 4/1/2025	225,000	226,861
4.25%, 3/15/2049	50,000	47,872
4.45%, 4/1/2030	50,000	51,137
4.88%, 11/15/2040	65,000	66,184
5.20%, 4/1/2040	175,000	185,110
		7,063,263
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.50%, 6/1/2032 (a)	65,000	56,905
4.00%, 6/30/2030	30,000	27,702
5.20%, 3/15/2044	130,000	123,231
		207,838
WATER — 0.2%
American Water Capital Corp.:
2.30%, 6/1/2031	50,000	42,331
2.80%, 5/1/2030	25,000	22,427
3.75%, 9/1/2047	100,000	83,508
3.85%, 3/1/2024	40,000	40,033
4.00%, 12/1/2046	75,000	64,971
4.15%, 6/1/2049	100,000	88,206
4.45%, 6/1/2032	75,000	74,550
6.59%, 10/15/2037	100,000	116,043
Aqua America, Inc. 3.57%, 5/1/2029 (a)	60,000	56,016
Essential Utilities, Inc.:
4.28%, 5/1/2049	115,000	100,136
5.30%, 5/1/2052	10,000	10,055
		698,276
TOTAL CORPORATE BONDS & NOTES (Cost $380,786,087)		334,955,657

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (g) (h)	2,584,805	$ 2,584,546
State Street Navigator Securities Lending Portfolio II (i) (j)	13,521,900	13,521,900
TOTAL SHORT-TERM INVESTMENTS (Cost $16,106,533)		16,106,446
TOTAL INVESTMENTS — 102.9% (Cost $396,892,620)		351,062,103
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(9,875,372)
NET ASSETS — 100.0%		$ 341,186,731
(a)	All or a portion of the shares of the security are on loan at June 30, 2022.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2022. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

SPDR PORTFOLIO CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$334,955,657	$—	$334,955,657
Short-Term Investments	16,106,446	—	—	16,106,446
TOTAL INVESTMENTS	$16,106,446	$334,955,657	$—	$351,062,103

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,843,012	$ 2,843,865	$ 48,857,174	$ 49,115,844	$(560)	$(89)	2,584,805	$ 2,584,546	$ 3,827
State Street Navigator Securities Lending Portfolio II	11,560,805	11,560,805	76,489,900	74,528,805	—	—	13,521,900	13,521,900	24,554
Total		$14,404,670	$125,347,074	$123,644,649	$(560)	$(89)		$16,106,446	$28,381
See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2022

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.4%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2035	$ 895,562	$ 819,355
1.50%, 12/1/2035	4,560,776	4,172,682
1.50%, 2/1/2036	3,357,069	3,071,403
1.50%, 4/1/2036	2,110,621	1,925,147
1.50%, 5/1/2036	448,572	409,153
1.50%, 7/1/2036	928,243	846,672
1.50%, 12/1/2036	1,152,580	1,051,295
1.50%, 4/1/2037	1,496,959	1,362,654
1.50%, 5/1/2041	4,536,686	3,831,981
1.50%, 1/1/2042	1,903,310	1,607,660
1.50%, 12/1/2050	2,631,966	2,189,380
1.50%, 2/1/2051	8,968,671	7,460,517
1.50%, 5/1/2051	2,762,031	2,297,678
1.50%, 6/1/2051	14,278,978	11,876,934
1.50%, 10/1/2051	9,952,939	8,274,555
1.50%, 11/1/2051	2,451,562	2,037,899
1.50%, 3/1/2052	2,338,759	1,943,412
2.00%, 3/1/2028	256,789	248,620
2.00%, 2/1/2032	2,096,764	2,015,005
2.00%, 7/1/2035	1,265,763	1,187,653
2.00%, 8/1/2035	1,465,449	1,375,016
2.00% 9/1/2035	6,194,027	5,811,795
2.00%, 10/1/2035	234,807	220,317
2.00%, 11/1/2035	7,974,106	7,479,416
2.00%, 1/1/2036	1,285,527	1,206,198
2.00%, 4/1/2036	3,812,364	3,564,754
2.00% 6/1/2036	1,578,231	1,475,727
2.00% 8/1/2036	727,059	679,837
2.00%, 9/1/2036	7,322,653	6,847,053
2.00%, 10/1/2036	3,777,782	3,532,418
2.00%, 1/1/2037	6,099,627	5,703,461
2.00%, 4/1/2037	5,003,716	4,671,782
2.00%, 5/1/2041	3,564,925	3,192,063
2.00%, 7/1/2041	6,318,461	5,654,666
2.00%, 8/1/2041	9,236,768	8,264,241
2.00%, 8/1/2050	171,166	149,484
2.00% 9/1/2050	5,145,526	4,493,725
2.00%, 10/1/2050	11,776,847	10,285,033
2.00%, 11/1/2050	21,667,572	18,922,866
2.00% 12/1/2050	26,540,150	23,178,218
2.00%, 1/1/2051	22,750,230	19,868,380
2.00% 2/1/2051	39,735,347	34,656,787
2.00% 3/1/2051	7,557,743	6,576,135
2.00% 4/1/2051	39,111,521	34,026,882
2.00% 5/1/2051	7,904,845	6,871,223
2.00% 6/1/2051	2,055,254	1,787,905
2.00%, 8/1/2051	6,087,832	5,294,978
2.00% 9/1/2051	33,226,067	28,896,265
2.00% 10/1/2051	9,076,229	7,892,772
2.00% 11/1/2051	57,641,901	50,121,448
Security Description	Principal Amount	Value
2.00%, 12/1/2051	$ 2,898,709	$ 2,520,294
2.00% 2/1/2052	19,093,370	16,597,845
2.00% 3/1/2052	13,169,217	11,445,791
2.50%, 4/1/2027	351,100	346,374
2.50%, 9/1/2027	230,129	227,240
2.50%, 10/1/2027	93,067	91,898
2.50% 1/1/2028	390,409	385,237
2.50%, 4/1/2028	145,481	143,554
2.50%, 5/1/2028	146,503	144,663
2.50% 6/1/2028	70,863	69,989
2.50%, 10/1/2029	25,112	24,745
2.50%, 1/1/2031	91,745	90,147
2.50%, 6/1/2031	454,948	445,798
2.50%, 10/1/2031	571,640	559,621
2.50%, 9/1/2032	1,099,849	1,079,668
2.50%, 11/1/2032	109,150	106,413
2.50%, 2/1/2033	86,987	84,881
2.50%, 4/1/2033	2,900,998	2,828,244
2.50%, 12/1/2033	2,121,188	2,067,991
2.50%, 1/1/2035	1,907,684	1,837,079
2.50%, 5/1/2035	1,658,267	1,592,286
2.50% 7/1/2035	5,938,993	5,702,685
2.50%, 8/1/2035	2,707,432	2,599,706
2.50%, 9/1/2035	2,624,158	2,519,745
2.50%, 10/1/2035	1,238,776	1,189,486
2.50%, 11/1/2035	1,633,512	1,568,513
2.50%, 12/1/2035	650,206	624,334
2.50%, 1/1/2036	837,165	803,841
2.50%, 4/1/2036	682,003	652,983
2.50%, 7/1/2036	2,321,203	2,222,439
2.50%, 10/1/2036	919,731	880,598
2.50%, 1/1/2037	4,881,628	4,673,921
2.50%, 2/1/2040	3,032,022	2,804,430
2.50%, 5/1/2040	127,162	117,576
2.50%, 8/1/2040	724,978	670,328
2.50%, 9/1/2040	3,264,943	3,018,826
2.50%, 6/1/2041	490,121	450,285
2.50%, 9/1/2046	99,336	90,578
2.50%, 1/1/2050	55,912	50,839
2.50%, 4/1/2050	1,258,244	1,138,543
2.50%, 5/1/2050	1,917,954	1,726,612
2.50% 6/1/2050	11,453,730	10,387,852
2.50% 7/1/2050	1,838,031	1,670,121
2.50%, 8/1/2050	10,220,933	9,245,381
2.50% 9/1/2050	21,650,369	19,719,380
2.50% 10/1/2050	59,304,520	53,918,086
2.50%, 11/1/2050	9,951,566	8,993,659
2.50%, 1/1/2051	5,902,990	5,352,066
2.50%, 6/1/2051	7,031,122	6,335,608
2.50%, 8/1/2051	802,112	723,195
2.50% 9/1/2051	51,183,279	46,147,112
2.50% 10/1/2051	2,878,049	2,593,886
2.50%, 11/1/2051	38,739,494	34,910,040
2.50% 12/1/2051	16,358,135	14,738,576
2.50%, 1/1/2052	593,204	534,289

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
2.50% 2/1/2052	$ 11,816,402	$ 10,652,699
2.50%, 4/1/2052	1,774,586	1,604,861
3.00%, 10/1/2026	83,031	82,978
3.00%, 11/1/2026	144,975	144,751
3.00% 3/1/2027	905,284	904,367
3.00%, 6/1/2027	93,251	93,123
3.00%, 10/1/2028	82,299	82,185
3.00%, 2/1/2029	21,966	21,946
3.00%, 7/1/2029	38,742	38,479
3.00%, 8/1/2029	114,197	113,422
3.00%, 9/1/2029	26,488	26,308
3.00%, 10/1/2030	126,569	125,644
3.00%, 11/1/2030	172,863	171,598
3.00%, 12/1/2030	543,404	539,430
3.00%, 2/1/2031	475,176	471,082
3.00%, 8/1/2031	119,617	118,586
3.00%, 11/1/2031	164,315	163,050
3.00%, 2/1/2032	92,609	91,896
3.00%, 5/1/2032	296,767	293,828
3.00%, 7/1/2032	113,259	112,138
3.00%, 10/1/2032	152,062	150,557
3.00%, 12/1/2032	2,676,051	2,649,554
3.00%, 1/1/2033	100,055	99,064
3.00%, 2/1/2033	133,516	132,317
3.00%, 3/1/2033	2,394,704	2,372,203
3.00% 4/1/2033	3,749,793	3,705,522
3.00%, 5/1/2033	80,700	80,016
3.00%, 7/1/2033	858,252	849,754
3.00% 9/1/2034	1,832,696	1,802,068
3.00%, 12/1/2034	3,896,550	3,831,428
3.00%, 1/1/2035	3,085,359	3,031,994
3.00%, 4/1/2035	253,343	247,440
3.00%, 6/1/2035	277,586	271,118
3.00% 7/1/2035	5,165,755	5,071,614
3.00%, 4/1/2036	195,224	190,659
3.00%, 8/1/2036	388,599	379,686
3.00%, 9/1/2036	211,380	206,460
3.00%, 1/1/2038	120,205	115,692
3.00% 2/1/2038	757,685	734,081
3.00%, 11/1/2039	96,092	91,651
3.00%, 6/1/2042	1,991,040	1,904,501
3.00%, 8/1/2042	153,013	146,363
3.00%, 9/1/2042	110,945	106,123
3.00% 11/1/2042	963,196	921,895
3.00%, 1/1/2043	410,900	393,411
3.00% 2/1/2043	622,159	595,083
3.00%, 3/1/2043	176,025	168,329
3.00% 4/1/2043	1,504,119	1,437,003
3.00%, 5/1/2043	830,331	793,280
3.00%, 6/1/2043	46,552	44,517
3.00%, 7/1/2043	78,698	75,257
3.00%, 8/1/2043	51,462	49,212
3.00%, 9/1/2043	51,811	49,546
3.00%, 10/1/2043	53,005	50,688
3.00%, 12/1/2044	101,262	96,530
Security Description	Principal Amount	Value
3.00%, 1/1/2045	$ 414,981	$ 395,993
3.00% 6/1/2045	424,904	403,422
3.00% 7/1/2045	536,937	510,213
3.00%, 8/1/2045	476,196	455,933
3.00%, 5/1/2046	119,187	113,098
3.00% 6/1/2046	2,419,979	2,311,431
3.00% 7/1/2046	6,289,190	5,969,960
3.00% 8/1/2046	1,247,648	1,182,873
3.00% 9/1/2046	2,131,709	2,022,743
3.00% 10/1/2046	804,566	763,220
3.00%, 11/1/2046	172,268	163,468
3.00% 12/1/2046	4,023,377	3,814,412
3.00% 1/1/2047	819,108	776,777
3.00% 2/1/2047	7,805,849	7,402,840
3.00% 7/1/2047	865,974	821,140
3.00%, 12/1/2047	274,745	259,469
3.00%, 1/1/2048	1,209,487	1,142,238
3.00%, 2/1/2048	106,661	100,730
3.00%, 3/1/2048	633,488	598,265
3.00%, 10/1/2048	634,255	598,990
3.00%, 5/1/2049	111,529	104,894
3.00%, 7/1/2049	61,322	57,674
3.00%, 8/1/2049	1,372,968	1,291,284
3.00%, 9/1/2049	1,079,299	1,015,086
3.00% 10/1/2049	5,187,789	4,876,024
3.00%, 12/1/2049	560,435	527,092
3.00% 1/1/2050	1,370,514	1,288,976
3.00% 2/1/2050	12,507,080	11,756,017
3.00%, 3/1/2050	1,161,118	1,092,037
3.00% 4/1/2050	4,222,272	3,965,349
3.00%, 5/1/2050	445,693	418,752
3.00%, 8/1/2050	270,808	253,937
3.00% 9/1/2050	6,041,751	5,647,905
3.00%, 4/1/2051	1,792,094	1,675,152
3.00%, 5/1/2051	3,118,014	2,913,948
3.00% 6/1/2051	20,526,640	19,179,485
3.00%, 7/1/2051	1,936,005	1,808,572
3.00%, 10/1/2051	4,038,341	3,770,963
3.00%, 11/1/2051	1,918,354	1,790,597
3.00%, 12/1/2051	2,363,426	2,205,572
3.00%, 2/1/2052	3,888,941	3,627,692
3.00% 3/1/2052	25,795,641	24,045,999
3.50%, 2/1/2026	48,385	48,378
3.50%, 10/1/2026	61,888	61,881
3.50%, 1/1/2029	18,801	18,738
3.50%, 3/1/2029	407,585	409,053
3.50%, 4/1/2029	150,291	150,833
3.50%, 6/1/2029	33,281	33,431
3.50%, 8/1/2029	18,074	18,156
3.50%, 9/1/2029	402,198	403,647
3.50%, 2/1/2030	12,402	12,464
3.50%, 1/1/2034	92,938	93,064
3.50%, 3/1/2034	301,734	301,781
3.50%, 8/1/2034	103,764	103,780
3.50%, 7/1/2035	118,757	118,253

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.50%, 2/1/2039	$ 54,724	$ 53,796
3.50%, 3/1/2039	179,039	175,846
3.50%, 4/1/2039	85,338	83,091
3.50%, 10/1/2041	622,938	613,229
3.50% 2/1/2042	397,537	391,281
3.50%, 7/1/2042	11,893	11,701
3.50%, 8/1/2042	535,934	526,775
3.50%, 9/1/2042	135,967	133,643
3.50%, 3/1/2043	78,039	76,809
3.50%, 5/1/2043	206,505	203,249
3.50%, 8/1/2043	175,589	172,657
3.50%, 11/1/2043	31,780	31,279
3.50%, 12/1/2043	599,727	590,050
3.50%, 1/1/2044	348,887	342,924
3.50%, 5/1/2044	99,861	98,052
3.50%, 6/1/2044	57,952	56,957
3.50%, 8/1/2044	26,876	26,414
3.50%, 10/1/2044	418,543	411,355
3.50%, 11/1/2044	44,145	43,387
3.50% 12/1/2044	220,877	216,953
3.50% 1/1/2045	491,307	482,430
3.50%, 2/1/2045	102,552	100,791
3.50%, 3/1/2045	217,738	213,794
3.50% 7/1/2045	99,414	97,397
3.50%, 8/1/2045	99,772	97,748
3.50%, 10/1/2045	93,690	91,789
3.50% 11/1/2045	191,486	187,489
3.50% 12/1/2045	592,619	580,239
3.50% 1/1/2046	556,276	544,604
3.50% 3/1/2046	769,404	753,515
3.50% 5/1/2046	246,216	240,850
3.50% 7/1/2046	3,583,367	3,503,093
3.50% 12/1/2046	298,003	291,628
3.50% 2/1/2047	4,242,426	4,140,024
3.50% 6/1/2047	1,552,855	1,519,703
3.50%, 7/1/2047	175,581	171,444
3.50%, 8/1/2047	156,394	152,857
3.50% 9/1/2047	3,359,180	3,280,694
3.50% 10/1/2047	1,031,952	1,008,449
3.50% 11/1/2047	1,907,431	1,873,068
3.50%, 12/1/2047	205,063	200,425
3.50% 2/1/2048	952,404	929,965
3.50% 3/1/2048	4,970,545	4,853,419
3.50% 5/1/2048	203,081	198,331
3.50% 6/1/2048	169,086	165,251
3.50% 11/1/2048	744,992	727,481
3.50%, 3/1/2049	1,489,314	1,447,368
3.50% 4/1/2049	582,241	565,891
3.50%, 6/1/2049	123,035	119,569
3.50%, 7/1/2049	878,230	853,494
3.50% 8/1/2049	1,553,656	1,509,897
3.50% 9/1/2049	1,981,321	1,925,517
3.50% 10/1/2049	732,229	711,606
3.50% 12/1/2049	27,507,613	26,793,363
3.50% 1/1/2050	19,051,666	18,509,767
Security Description	Principal Amount	Value
3.50% 6/1/2050	$ 414,785	$ 401,320
3.50%, 6/1/2051	1,909,980	1,843,646
3.50%, 7/1/2051	221,657	213,923
4.00%, 6/1/2025	75,235	76,013
4.00%, 2/1/2027	136,751	138,311
4.00%, 11/1/2033	36,472	37,180
4.00%, 6/1/2035	78,033	79,485
4.00%, 10/1/2039	262,255	264,993
4.00% 10/1/2040	537,520	543,155
4.00%, 12/1/2040	221,037	223,341
4.00% 1/1/2041	349,309	352,952
4.00%, 12/1/2041	40,687	41,146
4.00%, 2/1/2042	110,893	112,041
4.00%, 4/1/2042	20,221	20,449
4.00%, 6/1/2042	72,846	73,679
4.00%, 10/1/2043	98,637	99,751
4.00%, 12/1/2043	616,885	623,342
4.00% 5/1/2044	42,899	43,267
4.00% 7/1/2044	138,837	139,967
4.00%, 8/1/2044	72,614	73,169
4.00%, 10/1/2044	66,528	67,099
4.00% 11/1/2044	313,934	316,333
4.00%, 12/1/2044	17,791	17,943
4.00%, 2/1/2045	387,966	389,478
4.00%, 4/1/2045	24,742	24,861
4.00% 5/1/2045	773,037	779,064
4.00%, 9/1/2045	80,179	80,492
4.00% 10/1/2045	432,616	434,373
4.00%, 11/1/2045	255,644	256,641
4.00% 12/1/2045	193,037	193,908
4.00%, 1/1/2046	308,630	310,122
4.00% 2/1/2046	1,546,450	1,552,478
4.00%, 9/1/2046	126,078	126,175
4.00%, 12/1/2046	176,911	177,601
4.00% 1/1/2047	2,506,464	2,509,490
4.00%, 2/1/2047	1,191,470	1,192,909
4.00%, 5/1/2047	81,085	81,129
4.00%, 6/1/2047	86,025	86,151
4.00% 7/1/2047	345,582	346,012
4.00%, 8/1/2047	170,051	170,302
4.00%, 9/1/2047	86,147	86,274
4.00%, 11/1/2047	202,030	201,296
4.00%, 12/1/2047	94,235	94,374
4.00% 2/1/2048	659,331	659,688
4.00%, 3/1/2048	166,228	166,318
4.00%, 4/1/2048	145,915	145,971
4.00%, 5/1/2048	122,265	122,313
4.00%, 6/1/2048	2,113,462	2,119,525
4.00% 7/1/2048	128,405	128,455
4.00% 9/1/2048	1,148,860	1,148,224
4.00% 10/1/2048	1,242,728	1,242,554
4.00% 11/1/2048	661,996	661,728
4.00%, 12/1/2048	821,321	821,765
4.00% 1/1/2049	1,044,454	1,054,675
4.00% 3/1/2049	1,827,308	1,821,592

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.00%, 4/1/2049	$ 2,140,421	$ 2,139,236
4.00%, 6/1/2049	596,144	594,169
4.00% 7/1/2049	1,264,346	1,261,802
4.00%, 8/1/2049	190,355	189,724
4.00%, 9/1/2049	451,831	450,334
4.00%, 1/1/2050	1,424,727	1,420,007
4.00%, 5/1/2050	292,550	289,186
4.00%, 6/1/2050	412,314	407,572
4.00%, 7/1/2050	175,909	173,885
4.00%, 2/1/2051	11,946,820	11,907,246
4.50%, 2/1/2039	38,308	39,505
4.50%, 7/1/2041	70,973	73,190
4.50%, 9/1/2041	18,995	19,589
4.50%, 10/1/2041	154,484	159,346
4.50%, 10/1/2043	53,143	54,748
4.50%, 3/1/2044	57,549	59,110
4.50%, 7/1/2044	209,756	215,440
4.50%, 9/1/2044	133,597	137,822
4.50%, 10/1/2044	52,605	53,984
4.50%, 7/1/2045	187,870	193,782
4.50%, 8/1/2045	17,437	17,878
4.50%, 3/1/2046	194,104	199,192
4.50%, 8/1/2046	130,030	133,200
4.50%, 3/1/2047	287,053	294,083
4.50%, 7/1/2047	300,850	309,008
4.50%, 12/1/2047	139,502	142,194
4.50%, 6/1/2048	1,003,056	1,019,968
4.50%, 7/1/2048	50,572	51,473
4.50%, 8/1/2048	156,980	159,627
4.50%, 9/1/2048	1,315,786	1,337,971
4.50%, 11/1/2048	29,887	30,420
4.50% 1/1/2049	651,039	660,149
4.50% 3/1/2049	1,709,952	1,738,162
4.50%, 4/1/2049	151,956	154,208
4.50%, 5/1/2049	320,303	325,049
4.50%, 8/1/2049	3,437,892	3,495,857
4.50%, 2/1/2050	553,563	561,766
4.50%, 4/1/2050	776,978	781,983
5.00%, 12/1/2033	209,183	219,513
5.00%, 9/1/2038	18,596	19,593
5.00%, 9/1/2039	77,669	81,865
5.00%, 12/1/2039	250,205	263,413
5.00%, 1/1/2040	117,864	124,086
5.00%, 12/1/2041	48,151	50,784
5.00%, 12/1/2044	174,397	183,842
5.00%, 7/1/2048	166,657	171,051
5.00% 8/1/2048	794,018	814,153
5.00% 9/1/2048	1,998,542	2,049,339
5.00%, 5/1/2049	1,284,709	1,317,196
5.00%, 9/1/2049	7,067,898	7,315,057
5.00%, 10/1/2049	2,294,558	2,352,745
5.00%, 11/1/2049	1,047,602	1,074,094
5.00%, 3/1/2050	1,922,076	1,970,681
5.50%, 9/1/2035	3,230	3,454
5.50%, 12/1/2036	8,781	9,390
Security Description	Principal Amount	Value
5.50%, 7/1/2037	$ 89,593	$ 95,807
5.50%, 4/1/2038	72,016	76,963
5.50%, 5/1/2038	2,612	2,792
5.50%, 8/1/2038	128,887	137,824
6.00%, 7/1/2040	261,509	284,872
Federal National Mortgage Association:
1.50%, 10/1/2035	1,596,272	1,460,425
1.50% 11/1/2035	3,211,320	2,937,487
1.50% 12/1/2035	2,186,542	2,000,115
1.50%, 1/1/2036	2,344,065	2,144,579
1.50% 2/1/2036	7,362,355	6,735,801
1.50%, 3/1/2036	842,051	768,060
1.50%, 4/1/2036	1,185,819	1,081,621
1.50%, 6/1/2036	1,039,301	947,978
1.50%, 7/1/2036	8,331,290	7,599,221
1.50%, 8/1/2036	618,180	563,861
1.50%, 10/1/2036	1,080,756	985,790
1.50%, 12/1/2036	415,301	378,809
1.50%, 1/1/2037	40,079,578	36,490,179
1.50%, 3/1/2037	29,798,648	27,122,770
1.50%, 4/1/2037	3,135,375	2,853,823
1.50%, 5/1/2041	5,407,943	4,567,499
1.50%, 1/1/2042	4,878,986	4,120,746
1.50%, 12/1/2050	20,213,138	16,815,025
1.50%, 1/1/2051	7,112,188	5,916,529
1.50%, 3/1/2051	8,860,101	7,371,791
1.50%, 5/1/2051	927,041	771,128
1.50%, 7/1/2051	1,416,955	1,178,501
1.50%, 8/1/2051	2,547,813	2,118,530
1.50%, 9/1/2051	250,474	208,246
1.50%, 10/1/2051	23,088,705	19,193,735
1.50%, 11/1/2051	12,139,887	10,090,694
2.00%, 2/1/2028	578,749	560,170
2.00%, 11/1/2031	90,769	87,227
2.00%, 2/1/2032	743,160	714,158
2.00%, 4/1/2035	252,896	237,287
2.00%, 5/1/2035	1,423,476	1,335,618
2.00%, 7/1/2035	220,480	206,872
2.00%, 8/1/2035	7,307,069	6,856,074
2.00% 9/1/2035	15,544,244	14,584,845
2.00%, 10/1/2035	12,468,802	11,699,222
2.00%, 11/1/2035	3,528,548	3,310,764
2.00% 12/1/2035	11,006,873	10,327,118
2.00%, 1/1/2036	4,395,337	4,122,616
2.00% 2/1/2036	6,022,611	5,650,894
2.00%, 3/1/2036	2,967,225	2,784,087
2.00% 4/1/2036	5,088,741	4,758,236
2.00%, 5/1/2036	24,789,252	23,176,920
2.00% 7/1/2036	6,678,675	6,244,145
2.00%, 12/1/2036	20,099,352	18,793,944
2.00%, 5/1/2037	5,663,297	5,287,664
2.00%, 8/1/2040	663,375	594,657
2.00%, 10/1/2040	3,227,539	2,892,267
2.00%, 11/1/2040	6,867,654	6,152,929

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
2.00%, 12/1/2040	$ 3,915,986	$ 3,507,760
2.00%, 1/1/2041	12,202,343	10,928,923
2.00%, 5/1/2041	1,781,053	1,594,734
2.00%, 6/1/2041	636,504	569,770
2.00% 10/1/2041	7,389,244	6,613,447
2.00%, 11/1/2041	8,304,176	7,421,901
2.00%, 2/1/2042	4,100,790	3,660,080
2.00%, 4/1/2042	3,122,849	2,782,693
2.00%, 6/1/2050	2,673,539	2,334,871
2.00% 7/1/2050	14,063,261	12,281,808
2.00%, 8/1/2050	5,740,941	5,013,712
2.00% 9/1/2050	7,495,035	6,545,607
2.00% 10/1/2050	26,847,864	23,446,931
2.00% 11/1/2050	39,225,873	34,256,965
2.00% 12/1/2050	18,275,722	15,960,660
2.00% 1/1/2051	77,361,373	67,558,290
2.00% 2/1/2051	55,444,525	48,316,240
2.00% 3/1/2051	60,485,361	52,665,876
2.00% 4/1/2051	36,291,449	31,581,904
2.00% 5/1/2051	39,361,779	34,242,866
2.00%, 6/1/2051	19,751,641	17,183,884
2.00% 7/1/2051	80,538,626	70,192,070
2.00% 8/1/2051	2,347,935	2,042,151
2.00%, 9/1/2051	12,007,958	10,443,173
2.00% 10/1/2051	3,021,974	2,627,523
2.00% 11/1/2051	65,649,488	57,076,834
2.00%, 12/1/2051	1,428,826	1,242,300
2.00%, 1/1/2052	10,252,847	8,913,595
2.00%, 2/1/2052	29,914,010	26,004,248
2.00%, 3/1/2052	4,996,888	4,338,108
2.50% 12/1/2027	677,958	668,824
2.50%, 3/1/2028	122,213	120,591
2.50%, 5/1/2028	308,846	304,748
2.50% 7/1/2028	208,569	205,801
2.50%, 8/1/2028	99,963	98,637
2.50% 9/1/2028	1,368,501	1,350,062
2.50%, 10/1/2028	47,430	46,801
2.50%, 12/1/2028	1,589,711	1,568,616
2.50% 3/1/2029	256,711	253,275
2.50%, 6/1/2029	4,497,727	4,437,124
2.50%, 8/1/2029	271,310	267,654
2.50%, 2/1/2030	35,817	35,260
2.50%, 4/1/2030	176,940	173,693
2.50%, 5/1/2030	51,315	50,373
2.50%, 6/1/2030	845,375	829,861
2.50% 7/1/2030	1,263,111	1,246,131
2.50%, 8/1/2030	1,051,978	1,032,673
2.50%, 11/1/2030	159,698	156,767
2.50% 8/1/2031	1,239,749	1,213,666
2.50% 9/1/2031	1,478,082	1,446,985
2.50% 10/1/2031	2,642,147	2,599,663
2.50% 11/1/2031	1,567,814	1,535,388
2.50%, 12/1/2031	201,400	197,163
2.50%, 1/1/2032	171,072	167,473
2.50%, 2/1/2032	569,433	557,453
Security Description	Principal Amount	Value
2.50%, 4/1/2032	$ 367,560	$ 358,315
2.50%, 6/1/2032	2,589,553	2,535,074
2.50%, 8/1/2032	354,548	347,089
2.50%, 10/1/2032	484,500	472,315
2.50%, 11/1/2032	310,659	302,846
2.50%, 12/1/2032	96,695	94,264
2.50% 1/1/2033	751,520	734,102
2.50%, 4/1/2033	831,013	813,530
2.50%, 12/1/2033	2,986,650	2,931,841
2.50%, 6/1/2034	207,004	199,335
2.50%, 8/1/2034	1,331,429	1,306,996
2.50% 10/1/2034	336,593	323,672
2.50%, 11/1/2034	262,464	252,740
2.50%, 12/1/2034	1,233,614	1,187,912
2.50% 1/1/2035	5,904,131	5,685,399
2.50%, 2/1/2035	1,841,474	1,773,253
2.50%, 4/1/2035	1,051,295	1,012,347
2.50%, 6/1/2035	6,931,374	6,655,469
2.50% 7/1/2035	6,393,917	6,172,036
2.50% 8/1/2035	7,711,607	7,404,644
2.50%, 1/1/2036	463,953	445,485
2.50%, 2/1/2036	2,262,009	2,171,969
2.50%, 7/1/2036	1,876,809	1,796,984
2.50%, 10/1/2036	1,050,784	972,055
2.50%, 2/1/2040	3,514,482	3,250,901
2.50%, 5/1/2040	1,914,015	1,769,680
2.50%, 7/1/2040	310,859	287,412
2.50%, 2/1/2041	5,518,440	5,102,046
2.50%, 6/1/2041	3,480,720	3,197,573
2.50%, 4/1/2042	4,933,907	4,527,520
2.50%, 12/1/2042	304,322	280,790
2.50%, 1/1/2043	4,352,976	4,016,372
2.50% 2/1/2043	1,158,448	1,068,868
2.50%, 4/1/2043	271,430	250,216
2.50%, 5/1/2043	198,433	182,924
2.50%, 8/1/2046	288,445	263,051
2.50%, 10/1/2046	796,140	726,050
2.50%, 4/1/2048	297,878	271,653
2.50% 11/1/2049	13,812,016	12,557,671
2.50%, 12/1/2049	1,507,261	1,370,378
2.50%, 1/1/2050	695,195	632,061
2.50%, 2/1/2050	849,044	771,938
2.50%, 3/1/2050	4,705,479	4,275,330
2.50% 5/1/2050	1,541,219	1,389,389
2.50% 6/1/2050	31,717,469	28,895,237
2.50% 7/1/2050	25,954,926	23,437,949
2.50% 8/1/2050	36,257,867	33,040,429
2.50% 9/1/2050	12,841,333	11,640,586
2.50% 10/1/2050	12,804,002	11,574,374
2.50% 11/1/2050	3,240,454	2,933,849
2.50% 12/1/2050	2,132,767	1,930,338
2.50% 2/1/2051	4,312,685	3,900,839
2.50% 3/1/2051	6,962,214	6,304,917
2.50% 4/1/2051	22,098,372	19,956,019
2.50% 5/1/2051	24,449,465	22,037,852

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
2.50% 7/1/2051	$ 32,848,224	$ 29,621,564
2.50% 8/1/2051	29,051,273	26,193,087
2.50% 9/1/2051	28,757,368	25,923,641
2.50% 10/1/2051	49,787,986	44,878,773
2.50% 11/1/2051	9,562,091	8,621,936
2.50%, 12/1/2051	5,763,705	5,193,075
2.50% 1/1/2052	69,716,876	62,872,452
2.50%, 2/1/2052	9,758,461	8,783,737
3.00% 12/1/2026	89,710	89,570
3.00%, 2/1/2027	12,176	12,157
3.00%, 4/1/2027	96,508	96,375
3.00%, 7/1/2027	139,347	139,155
3.00% 8/1/2027	385,148	384,588
3.00%, 6/1/2028	646,298	645,409
3.00%, 9/1/2028	97,136	97,002
3.00%, 10/1/2028	35,780	35,714
3.00%, 11/1/2028	65,001	64,882
3.00% 6/1/2029	635,016	633,644
3.00%, 7/1/2029	51,691	51,292
3.00% 8/1/2029	67,024	66,508
3.00%, 9/1/2029	24,986	24,794
3.00%, 10/1/2029	108,500	107,664
3.00% 2/1/2030	223,634	222,554
3.00% 3/1/2030	1,333,379	1,323,515
3.00%, 4/1/2030	79,123	78,545
3.00% 5/1/2030	967,041	965,709
3.00%, 6/1/2030	30,915	30,689
3.00%, 7/1/2030	488,127	487,232
3.00% 9/1/2030	428,601	427,649
3.00%, 11/1/2030	218,165	216,569
3.00%, 12/1/2030	42,425	42,115
3.00% 1/1/2031	1,382,611	1,378,728
3.00% 4/1/2031	246,201	244,080
3.00%, 1/1/2032	145,662	144,408
3.00%, 6/1/2032	154,554	154,270
3.00%, 7/1/2032	271,757	269,066
3.00%, 8/1/2032	925,493	916,328
3.00% 11/1/2032	3,595,178	3,554,908
3.00% 12/1/2032	576,883	571,591
3.00%, 1/1/2033	115,948	114,800
3.00%, 3/1/2033	411,557	407,693
3.00%, 5/1/2033	72,586	71,867
3.00%, 9/1/2033	4,181,150	4,145,138
3.00% 2/1/2034	885,783	877,053
3.00%, 7/1/2034	853,912	839,637
3.00%, 10/1/2034	663,306	652,218
3.00%, 11/1/2034	610,706	600,140
3.00%, 12/1/2034	1,783,537	1,753,721
3.00% 1/1/2035	669,880	658,266
3.00%, 2/1/2035	82,593	80,673
3.00% 4/1/2035	863,920	848,315
3.00%, 5/1/2035	3,769,751	3,701,666
3.00%, 12/1/2035	148,777	146,090
3.00%, 2/1/2036	1,382,096	1,348,554
3.00%, 6/1/2036	1,810,008	1,765,968
Security Description	Principal Amount	Value
3.00%, 7/1/2036	$ 1,292,704	$ 1,261,251
3.00%, 8/1/2036	1,908,039	1,861,613
3.00%, 9/1/2036	189,471	184,861
3.00%, 12/1/2036	252,108	246,675
3.00%, 6/1/2037	3,153,581	3,076,849
3.00%, 8/1/2037	105,947	101,870
3.00%, 3/1/2038	874,804	841,144
3.00%, 8/1/2038	2,406,937	2,348,373
3.00%, 11/1/2039	160,406	152,998
3.00%, 2/1/2040	1,444,138	1,377,436
3.00%, 3/1/2040	3,441,841	3,309,407
3.00%, 4/1/2040	1,859,534	1,772,667
3.00%, 11/1/2041	5,770,615	5,470,283
3.00%, 6/1/2042	1,492,246	1,411,311
3.00%, 9/1/2042	86,656	82,889
3.00% 10/1/2042	347,491	332,386
3.00% 12/1/2042	252,184	241,222
3.00%, 1/1/2043	1,100,530	1,052,692
3.00% 2/1/2043	410,004	392,182
3.00%, 3/1/2043	379,089	359,359
3.00% 4/1/2043	354,777	338,944
3.00% 5/1/2043	1,341,938	1,280,955
3.00% 6/1/2043	479,690	458,283
3.00% 7/1/2043	281,496	268,933
3.00% 8/1/2043	4,206,339	4,019,118
3.00%, 9/1/2043	73,313	70,041
3.00%, 1/1/2044	77,258	73,810
3.00%, 3/1/2044	126,021	120,397
3.00% 10/1/2044	1,990,071	1,897,152
3.00%, 12/1/2044	455,255	428,165
3.00% 1/1/2045	442,114	421,928
3.00% 4/1/2045	265,281	251,820
3.00% 5/1/2045	396,808	376,674
3.00%, 8/1/2045	395,292	377,651
3.00% 11/1/2045	171,833	163,115
3.00%, 12/1/2045	82,189	78,018
3.00%, 4/1/2046	3,018,720	2,865,551
3.00% 5/1/2046	627,672	595,004
3.00%, 6/1/2046	4,707,523	4,489,051
3.00% 8/1/2046	1,482,975	1,405,793
3.00% 9/1/2046	6,330,510	6,014,334
3.00% 10/1/2046	6,876,359	6,516,377
3.00% 11/1/2046	3,141,215	2,981,616
3.00% 12/1/2046	389,642	369,363
3.00% 1/1/2047	4,475,055	4,248,595
3.00%, 2/1/2047	91,407	87,328
3.00% 3/1/2047	513,536	487,197
3.00% 4/1/2047	11,850,413	11,234,122
3.00% 7/1/2047	4,970,146	4,711,474
3.00%, 8/1/2047	407,853	386,626
3.00%, 9/1/2047	402,869	381,902
3.00% 10/1/2047	5,963,632	5,649,540
3.00% 12/1/2047	2,122,093	2,011,648
3.00%, 1/1/2048	1,387,948	1,310,498
3.00%, 2/1/2048	1,095,562	1,034,428

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.00%, 4/1/2048	$ 8,772,512	$ 8,381,025
3.00%, 9/1/2048	1,747,760	1,656,797
3.00%, 11/1/2048	1,097,662	1,036,411
3.00%, 6/1/2049	430,070	404,479
3.00%, 7/1/2049	290,084	272,823
3.00% 9/1/2049	3,765,766	3,541,310
3.00% 10/1/2049	1,804,864	1,697,467
3.00% 11/1/2049	3,998,461	3,760,559
3.00% 12/1/2049	1,340,847	1,269,487
3.00% 1/1/2050	7,738,353	7,277,485
3.00% 2/1/2050	18,160,613	17,071,047
3.00% 3/1/2050	11,854,866	11,127,089
3.00% 4/1/2050	2,371,492	2,229,689
3.00% 7/1/2050	9,575,396	8,973,808
3.00% 8/1/2050	17,569,598	16,459,080
3.00% 9/1/2050	10,499,118	9,839,461
3.00%, 1/1/2051	2,475,284	2,318,671
3.00%, 3/1/2051	1,414,203	1,322,214
3.00%, 4/1/2051	2,389,955	2,234,051
3.00% 5/1/2051	9,538,824	8,911,412
3.00% 6/1/2051	9,174,595	8,568,823
3.00% 7/1/2051	4,130,735	3,855,416
3.00%, 8/1/2051	7,575,888	7,075,827
3.00%, 9/1/2051	8,973,284	8,379,249
3.00%, 1/1/2052	5,847,165	5,455,555
3.00%, 2/1/2052	4,847,014	4,521,452
3.00%, 5/1/2052	9,917,366	9,241,787
3.50% 12/1/2025	53,291	53,233
3.50%, 1/1/2026	4,927	4,922
3.50%, 1/1/2027	30,528	30,495
3.50%, 1/1/2028	54,847	54,787
3.50%, 2/1/2028	1,351,812	1,350,342
3.50%, 10/1/2028	547,283	544,983
3.50%, 1/1/2029	48,016	47,815
3.50%, 5/1/2029	67,848	68,093
3.50%, 10/1/2029	23,903	23,990
3.50%, 9/1/2030	5,837,323	5,861,188
3.50%, 12/1/2030	69,959	70,245
3.50%, 3/1/2031	399,389	401,022
3.50%, 6/1/2031	359,432	360,902
3.50%, 4/1/2032	211,054	211,659
3.50% 5/1/2032	3,395,455	3,406,869
3.50%, 7/1/2032	5,736,131	5,731,158
3.50% 9/1/2032	1,270,440	1,269,207
3.50%, 2/1/2033	114,982	115,034
3.50%, 3/1/2033	217,995	218,620
3.50%, 4/1/2033	369,895	368,398
3.50%, 5/1/2033	242,636	242,769
3.50%, 6/1/2033	82,173	82,210
3.50%, 3/1/2034	278,657	279,666
3.50%, 4/1/2034	387,277	387,337
3.50% 6/1/2034	187,380	187,062
3.50%, 7/1/2034	46,768	46,776
3.50% 11/1/2034	632,918	632,455
3.50%, 5/1/2035	1,059,998	1,063,035
Security Description	Principal Amount	Value
3.50%, 9/1/2035	$ 649,508	$ 652,164
3.50%, 2/1/2036	1,574,512	1,566,353
3.50%, 7/1/2037	99,772	98,008
3.50%, 10/1/2037	399,083	392,028
3.50%, 11/1/2037	948,280	931,518
3.50%, 2/1/2038	529,448	520,089
3.50%, 12/1/2038	86,470	84,932
3.50%, 6/1/2039	60,164	58,584
3.50%, 9/1/2040	395,876	388,710
3.50%, 12/1/2040	88,791	87,353
3.50%, 1/1/2041	80,995	79,683
3.50%, 2/1/2042	106,281	104,528
3.50% 5/1/2042	338,850	333,060
3.50%, 6/1/2042	159,481	156,756
3.50%, 7/1/2042	79,153	77,800
3.50%, 9/1/2042	301,996	296,834
3.50%, 10/1/2042	576,326	566,476
3.50%, 1/1/2043	54,524	53,592
3.50%, 2/1/2043	805,990	792,215
3.50%, 4/1/2043	165,768	162,997
3.50% 5/1/2043	219,948	216,238
3.50%, 6/1/2043	603,901	593,808
3.50% 8/1/2043	1,299,047	1,277,727
3.50%, 1/1/2044	50,328	49,487
3.50%, 5/1/2044	307,848	302,587
3.50%, 8/1/2044	113,139	111,091
3.50%, 9/1/2044	152,501	149,740
3.50%, 10/1/2044	109,319	107,340
3.50%, 11/1/2044	510,105	500,871
3.50% 12/1/2044	1,338,497	1,314,265
3.50% 1/1/2045	170,528	167,441
3.50% 2/1/2045	6,144,371	6,039,278
3.50%, 3/1/2045	94,007	92,013
3.50%, 4/1/2045	187,397	183,420
3.50% 5/1/2045	467,615	457,693
3.50%, 6/1/2045	328,751	321,775
3.50% 7/1/2045	1,288,671	1,261,326
3.50% 8/1/2045	3,407,814	3,341,708
3.50% 9/1/2045	684,484	671,943
3.50%, 10/1/2045	268,237	262,545
3.50% 11/1/2045	2,149,992	2,109,198
3.50% 12/1/2045	2,202,409	2,155,677
3.50% 2/1/2046	971,015	949,978
3.50% 3/1/2046	6,465,046	6,356,352
3.50% 4/1/2046	1,040,943	1,017,699
3.50% 5/1/2046	246,359	240,859
3.50% 6/1/2046	333,263	325,927
3.50% 7/1/2046	459,663	449,398
3.50% 8/1/2046	3,597,130	3,529,691
3.50% 10/1/2046	672,820	657,797
3.50%, 11/1/2046	175,201	171,289
3.50%, 12/1/2046	77,327	75,600
3.50% 1/1/2047	3,270,952	3,205,193
3.50% 2/1/2047	890,255	874,095
3.50% 3/1/2047	389,452	380,377

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.50% 4/1/2047	$ 404,466	$ 394,938
3.50% 5/1/2047	13,748,238	13,448,048
3.50%, 6/1/2047	761,551	745,391
3.50%, 7/1/2047	4,518,669	4,441,445
3.50%, 8/1/2047	98,733	96,407
3.50% 9/1/2047	1,015,597	991,674
3.50%, 10/1/2047	90,318	88,191
3.50% 11/1/2047	4,750,762	4,642,572
3.50% 12/1/2047	8,416,716	8,255,417
3.50% 1/1/2048	9,793,232	9,563,200
3.50% 2/1/2048	4,433,372	4,315,492
3.50% 3/1/2048	6,907,019	6,744,105
3.50% 4/1/2048	676,651	660,673
3.50% 5/1/2048	1,340,827	1,309,243
3.50%, 6/1/2048	154,309	150,665
3.50% 7/1/2048	11,499,032	11,240,303
3.50%, 8/1/2048	157,138	153,436
3.50%, 9/1/2048	23,866	23,302
3.50% 11/1/2048	1,373,757	1,341,397
3.50% 4/1/2049	3,754,595	3,654,314
3.50%, 6/1/2049	4,478,725	4,363,862
3.50%, 7/1/2049	1,396,673	1,357,332
3.50%, 8/1/2049	2,693,715	2,617,841
3.50% 9/1/2049	4,857,303	4,733,407
3.50%, 10/1/2049	1,214,611	1,180,398
3.50%, 11/1/2049	661,625	642,989
3.50%, 12/1/2049	321,141	311,649
3.50% 1/1/2050	2,035,975	1,978,627
3.50%, 3/1/2050	457,694	446,678
3.50% 4/1/2050	11,841,388	11,497,884
3.50% 5/1/2050	6,341,416	6,175,727
3.50% 6/1/2050	892,185	863,233
3.50%, 8/1/2050	1,344,348	1,300,412
3.50%, 11/1/2050	848,210	820,749
3.50%, 1/1/2051	2,065,633	2,007,450
3.50%, 6/1/2051	2,258,240	2,179,801
3.50%, 8/1/2051	1,423,767	1,374,093
3.50%, 6/1/2052	16,202,245	15,592,598
4.00%, 5/1/2026	764,779	772,687
4.00%, 6/1/2026	404,898	409,085
4.00%, 8/1/2026	15,774	15,937
4.00%, 9/1/2027	59,942	60,657
4.00%, 5/1/2029	1,690,487	1,711,395
4.00%, 11/1/2033	39,191	39,913
4.00%, 1/1/2034	101,526	103,319
4.00%, 2/1/2034	81,446	82,946
4.00%, 8/1/2034	682,347	697,184
4.00%, 5/1/2037	66,038	67,008
4.00%, 6/1/2038	1,898,263	1,930,454
4.00%, 9/1/2038	100,186	101,065
4.00%, 2/1/2039	449,434	453,380
4.00%, 12/1/2039	1,753,062	1,771,448
4.00%, 9/1/2040	515,754	521,125
4.00%, 10/1/2040	94,386	95,369
4.00%, 12/1/2040	80,453	81,291
Security Description	Principal Amount	Value
4.00%, 2/1/2041	$ 117,386	$ 118,608
4.00% 10/1/2041	439,240	443,781
4.00%, 12/1/2041	30,454	30,769
4.00%, 2/1/2042	239,028	241,498
4.00%, 4/1/2042	181,146	183,043
4.00%, 12/1/2042	236,579	239,057
4.00%, 9/1/2043	181,379	183,070
4.00% 10/1/2043	274,895	277,458
4.00%, 12/1/2043	56,852	57,382
4.00%, 2/1/2044	60,189	60,751
4.00%, 4/1/2044	10,188,079	10,266,079
4.00%, 5/1/2044	221,068	222,760
4.00%, 6/1/2044	29,974	30,204
4.00% 7/1/2044	1,476,489	1,490,117
4.00% 8/1/2044	340,894	344,670
4.00%, 9/1/2044	17,112	17,243
4.00% 10/1/2044	24,364	24,551
4.00% 11/1/2044	417,344	420,539
4.00% 12/1/2044	1,353,799	1,367,503
4.00%, 1/1/2045	141,641	142,726
4.00% 3/1/2045	2,135,211	2,153,317
4.00% 6/1/2045	1,570,938	1,581,702
4.00%, 7/1/2045	432,945	434,628
4.00%, 8/1/2045	325,051	328,082
4.00% 9/1/2045	321,946	323,198
4.00% 12/1/2045	1,717,381	1,724,655
4.00%, 2/1/2046	71,800	72,079
4.00% 3/1/2046	8,088,218	8,171,334
4.00% 4/1/2046	417,915	419,972
4.00%, 6/1/2046	121,392	121,843
4.00%, 7/1/2046	190,727	190,957
4.00% 9/1/2046	2,212,235	2,234,710
4.00%, 10/1/2046	642,320	643,094
4.00% 11/1/2046	3,324,428	3,358,728
4.00%, 12/1/2046	359,744	360,178
4.00%, 2/1/2047	150,486	151,071
4.00% 3/1/2047	511,048	511,324
4.00% 4/1/2047	11,071,998	11,103,132
4.00% 5/1/2047	723,773	724,219
4.00% 6/1/2047	2,325,292	2,326,548
4.00% 7/1/2047	2,155,702	2,156,882
4.00% 8/1/2047	497,680	498,626
4.00% 9/1/2047	5,734,280	5,740,948
4.00% 10/1/2047	4,610,280	4,612,771
4.00% 11/1/2047	307,235	307,402
4.00% 1/1/2048	5,600,971	5,603,997
4.00% 2/1/2048	4,929,252	4,932,007
4.00%, 4/1/2048	92,029	91,985
4.00% 5/1/2048	176,377	176,280
4.00% 6/1/2048	2,237,946	2,236,707
4.00% 7/1/2048	2,125,060	2,123,884
4.00% 8/1/2048	2,511,766	2,513,870
4.00% 9/1/2048	5,954,573	5,957,017
4.00% 10/1/2048	7,561,581	7,580,164
4.00% 11/1/2048	925,322	924,810

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.00% 12/1/2048	$ 3,023,809	$ 3,022,218
4.00% 1/1/2049	1,087,169	1,092,114
4.00% 2/1/2049	244,454	244,334
4.00% 3/1/2049	3,203,687	3,187,907
4.00%, 4/1/2049	252,007	252,380
4.00%, 5/1/2049	69,536	69,306
4.00% 6/1/2049	6,590,893	6,595,214
4.00% 7/1/2049	6,594,032	6,607,976
4.00%, 8/1/2049	31,177	31,074
4.00%, 9/1/2049	1,770,780	1,764,916
4.00% 12/1/2049	2,187,587	2,187,843
4.00%, 3/1/2050	730,275	726,085
4.00% 4/1/2050	3,553,402	3,512,560
4.00% 6/1/2050	1,353,042	1,340,356
4.00%, 7/1/2050	485,583	480,002
4.00%, 9/1/2050	790,685	788,067
4.00%, 10/1/2050	1,579,593	1,561,437
4.00%, 12/1/2050	683,760	675,900
4.50%, 11/1/2024	7,619	7,718
4.50%, 3/1/2029	503,548	510,629
4.50%, 4/1/2031	29,474	30,361
4.50%, 6/1/2040	750,425	773,261
4.50%, 8/1/2040	1,313,864	1,353,847
4.50%, 9/1/2040	1,206,372	1,243,083
4.50%, 5/1/2041	71,689	73,871
4.50%, 9/1/2041	38,054	39,205
4.50%, 1/1/2042	92,033	94,818
4.50% 10/1/2042	680,181	700,828
4.50% 9/1/2043	175,789	181,105
4.50%, 10/1/2043	88,782	91,378
4.50% 12/1/2043	609,507	627,333
4.50%, 3/1/2044	28,984	29,742
4.50%, 4/1/2044	19,122	19,623
4.50%, 5/1/2044	66,582	68,529
4.50% 6/1/2044	1,548,148	1,588,651
4.50%, 8/1/2044	344,215	354,690
4.50%, 10/1/2044	77,487	79,514
4.50%, 12/1/2044	275,895	283,200
4.50%, 5/1/2045	281,015	288,456
4.50%, 10/1/2045	538,626	554,379
4.50%, 5/1/2046	403,418	411,171
4.50%, 7/1/2046	112,500	115,479
4.50%, 8/1/2046	159,238	163,404
4.50%, 3/1/2047	2,209,919	2,250,291
4.50%, 5/1/2047	1,816,817	1,872,105
4.50%, 7/1/2047	339,632	347,400
4.50% 8/1/2047	1,239,589	1,262,235
4.50%, 9/1/2047	134,991	137,457
4.50%, 12/1/2047	135,070	137,538
4.50%, 1/1/2048	328,277	334,274
4.50% 2/1/2048	4,162,592	4,238,637
4.50%, 6/1/2048	110,516	112,379
4.50% 7/1/2048	335,991	341,655
4.50% 8/1/2048	359,417	365,476
4.50% 9/1/2048	1,278,451	1,300,814
Security Description	Principal Amount	Value
4.50% 10/1/2048	$ 4,242,358	$ 4,313,875
4.50% 11/1/2048	4,442,093	4,516,977
4.50%, 12/1/2048	118,084	120,074
4.50% 2/1/2049	5,227,191	5,306,633
4.50%, 3/1/2049	1,181,237	1,200,062
4.50%, 4/1/2049	233,074	236,520
4.50% 5/1/2049	2,126,226	2,159,716
4.50% 6/1/2049	712,698	723,236
4.50%, 7/1/2049	318,638	323,349
4.50%, 8/1/2049	609,159	618,165
4.50% 9/1/2049	2,078,914	2,109,650
4.50%, 11/1/2049	5,154,737	5,253,802
4.50% 2/1/2050	1,035,986	1,051,302
4.50% 3/1/2050	4,248,277	4,317,448
4.50%, 4/1/2050	1,832,267	1,875,045
4.50%, 5/1/2050	1,012,087	1,027,050
4.50%, 6/1/2050	1,535,466	1,545,323
4.50%, 9/1/2050	1,741,114	1,770,465
4.50%, 10/1/2050	478,055	486,113
4.50%, 12/1/2050	187,546	190,319
5.00%, 6/1/2039	209,013	219,098
5.00%, 8/1/2039	247,590	260,684
5.00%, 6/1/2040	98,683	103,982
5.00%, 7/1/2040	49,550	52,210
5.00%, 9/1/2040	47,690	50,250
5.00%, 2/1/2041	34,968	36,846
5.00%, 6/1/2041	609,301	642,217
5.00%, 3/1/2042	88,169	92,903
5.00%, 7/1/2044	33,199	34,713
5.00%, 1/1/2045	21,685	22,674
5.00%, 5/1/2048	318,186	326,222
5.00%, 7/1/2048	198,199	203,204
5.00% 8/1/2048	277,352	287,804
5.00%, 9/1/2048	567,344	581,672
5.00%, 10/1/2048	957,045	981,215
5.00%, 11/1/2048	519,872	533,001
5.00%, 1/1/2049	86,835	89,028
5.00%, 8/1/2049	886,322	908,706
5.00%, 10/1/2049	647,731	664,090
5.00%, 12/1/2049	8,099,421	8,303,970
5.00%, 3/1/2050	942,596	966,354
5.50%, 1/1/2035	169,489	180,804
5.50%, 4/1/2036	81,887	87,449
5.50%, 11/1/2038	39,981	42,680
5.50%, 12/1/2038	16,311	17,416
5.50%, 12/1/2039	32,238	34,414
5.50%, 7/1/2041	71,587	76,457
5.50%, 4/1/2050	811,869	852,519
6.00%, 1/1/2037	15,694	16,834
6.00%, 9/1/2037	24,064	26,169
6.00%, 9/1/2039	18,402	20,051
6.00%, 6/1/2040	44,969	48,965
6.00%, 10/1/2040	57,057	62,298
TBA, 3.00%, 7/1/2037 (a)	4,000,000	3,907,675
TBA, 3.00%, 7/15/2052 (a)	26,000,000	24,203,426

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
TBA, 3.50%, 7/15/2052 (a)	$ 18,300,000	$ 17,596,822
TBA, 4.00%, 7/1/2052 (a)	14,000,000	13,802,614
TBA, 4.50%, 7/15/2052 (a)	9,000,000	9,033,300
Government National Mortgage Association:
1.50%, 2/20/2051	860,063	734,992
1.50%, 9/20/2051	951,968	811,944
1.50%, 10/20/2051	482,013	410,846
1.50%, 11/20/2051	482,386	411,029
2.00%, 8/20/2050	4,284,912	3,831,705
2.00%, 9/20/2050	2,902,333	2,595,359
2.00%, 11/20/2050	2,271,075	2,030,868
2.00%, 12/20/2050	8,380,594	7,494,195
2.00%, 1/20/2051	24,536,106	21,940,971
2.00% 2/20/2051	4,142,141	3,685,965
2.00% 3/20/2051	17,821,784	15,859,737
2.00%, 4/20/2051	17,882,502	15,983,230
2.00%, 5/20/2051	17,392,309	15,494,617
2.00%, 6/20/2051	33,576,351	29,879,842
2.00%, 7/20/2051	3,010,372	2,678,952
2.00%, 8/20/2051	10,327,707	9,210,536
2.00%, 9/20/2051	12,715,957	11,316,024
2.00%, 10/20/2051	6,802,309	6,053,425
2.00%, 11/20/2051	9,870,642	8,783,957
2.00%, 12/20/2051	13,666,045	12,161,514
2.00%, 1/20/2052	30,717,049	27,335,328
2.00%, 4/20/2052	3,774,422	3,350,456
2.00%, 5/20/2052	3,482,897	3,091,677
2.50%, 1/20/2043	36,244	33,533
2.50%, 3/20/2043	225,568	208,676
2.50%, 8/20/2046	574,441	528,735
2.50%, 10/20/2046	125,090	115,137
2.50%, 12/20/2046	1,288,294	1,185,790
2.50%, 9/20/2048	6,361,243	5,855,105
2.50%, 12/20/2049	762,927	699,041
2.50%, 1/20/2050	836,473	766,428
2.50%, 2/20/2050	972,176	896,381
2.50%, 6/20/2050	2,249,787	2,074,385
2.50%, 7/20/2050	2,620,246	2,415,962
2.50%, 8/20/2050	8,255,536	7,611,903
2.50%, 9/20/2050	13,548,895	12,492,571
2.50%, 10/20/2050	16,065,660	14,813,120
2.50%, 11/20/2050	1,286,721	1,186,403
2.50%, 12/20/2050	7,688,220	7,088,817
2.50%, 1/20/2051	14,229,757	13,120,351
2.50% 2/20/2051	23,426,324	21,544,412
2.50% 3/20/2051	11,307,635	10,404,150
2.50% 4/20/2051	16,208,753	14,902,353
2.50%, 5/20/2051	2,657,776	2,444,795
2.50%, 6/20/2051	18,962,409	17,422,198
2.50%, 7/20/2051	15,055,402	13,827,887
2.50%, 8/20/2051	4,883,651	4,483,964
2.50%, 9/20/2051	11,193,195	10,273,666
2.50%, 10/20/2051	10,926,597	10,025,594
2.50%, 11/20/2051	7,390,514	6,781,095
Security Description	Principal Amount	Value
2.50%, 1/20/2052	$ 17,091,789	$ 15,671,853
2.50%, 2/20/2052	12,185,552	11,169,449
2.50%, 5/20/2052	5,978,097	5,469,717
3.00%, 5/20/2032	160,716	157,807
3.00%, 5/15/2042	51,752	49,970
3.00%, 7/20/2042	108,332	104,179
3.00%, 8/20/2042	9,387,173	9,027,313
3.00%, 9/20/2042	161,550	155,357
3.00%, 12/20/2042	135,244	130,060
3.00%, 1/20/2043	201,898	194,158
3.00%, 3/20/2043	157,885	151,728
3.00%, 4/20/2043	95,610	91,881
3.00%, 7/20/2043	3,142,219	3,019,685
3.00%, 8/20/2043	275,998	265,235
3.00%, 10/20/2043	633,011	608,326
3.00%, 11/20/2044	97,305	93,756
3.00%, 12/20/2044	193,706	186,640
3.00%, 2/15/2045	73,471	70,817
3.00%, 3/15/2045	38,259	36,825
3.00%, 3/20/2045	19,653	18,892
3.00%, 4/20/2045	5,747,982	5,525,450
3.00%, 5/20/2045	82,334	79,146
3.00%, 6/20/2045	7,150,589	6,873,755
3.00%, 7/20/2045	860,655	827,335
3.00%, 8/20/2045	38,044	36,572
3.00%, 9/20/2045	230,871	221,933
3.00%, 12/20/2045	97,314	93,546
3.00%, 1/20/2046	348,560	335,066
3.00% 2/20/2046	4,234,569	4,069,921
3.00%, 5/20/2046	110,911	106,322
3.00%, 6/20/2046	3,451,277	3,308,500
3.00%, 7/20/2046	80,234	76,915
3.00%, 8/20/2046	7,677,868	7,360,239
3.00%, 9/20/2046	2,961,880	2,839,349
3.00%, 10/20/2046	454,607	435,801
3.00%, 12/20/2046	603,108	578,158
3.00%, 1/20/2047	1,019,564	977,385
3.00%, 2/20/2047	184,984	177,331
3.00%, 6/20/2047	50,311	48,168
3.00%, 7/20/2047	3,431,676	3,285,521
3.00%, 9/20/2047	64,843	62,081
3.00%, 10/20/2047	1,508,225	1,443,989
3.00%, 11/20/2047	3,290,885	3,150,726
3.00%, 12/20/2047	1,643,847	1,573,835
3.00%, 1/20/2048	626,834	600,138
3.00%, 2/20/2048	288,806	276,506
3.00%, 3/20/2048	373,742	357,824
3.00%, 4/20/2048	507,653	486,032
3.00%, 9/20/2048	262,432	251,255
3.00%, 11/20/2048	934,295	879,101
3.00%, 12/20/2048	112,779	107,976
3.00%, 6/20/2049	94,147	90,137
3.00%, 8/20/2049	1,534,480	1,463,006
3.00%, 9/20/2049	2,423,109	2,309,595
3.00%, 11/20/2049	2,456,681	2,339,621

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
3.00%, 12/20/2049	$ 1,404,792	$ 1,337,854
3.00%, 1/20/2050	13,919,895	13,252,891
3.00%, 2/20/2050	3,923,522	3,734,467
3.00%, 3/20/2050	780,046	742,339
3.00%, 4/20/2050	11,326,466	10,779,579
3.00%, 5/20/2050	8,910,903	8,481,135
3.00%, 6/20/2050	11,101,072	10,575,129
3.00%, 7/20/2050	11,365,369	10,818,467
3.00%, 8/20/2050	5,161,582	4,913,488
3.00%, 9/20/2050	1,762,260	1,677,557
3.00%, 12/20/2050	1,622,689	1,544,871
3.00%, 1/20/2051	1,097,306	1,044,743
3.00%, 5/20/2051	6,265,388	5,911,758
3.00%, 6/20/2051	1,190,948	1,126,683
3.00%, 7/20/2051	3,618,347	3,417,608
3.00%, 8/20/2051	6,775,083	6,402,477
3.00%, 12/20/2051	5,459,476	5,169,744
3.50%, 12/20/2041	1,771,142	1,753,645
3.50%, 2/15/2042	88,215	87,242
3.50%, 4/15/2042	29,070	28,749
3.50%, 4/20/2042	454,567	449,628
3.50%, 6/20/2042	220,526	218,129
3.50%, 9/20/2042	718,627	710,818
3.50%, 10/20/2042	889,530	879,864
3.50%, 11/20/2042	13,549	13,402
3.50% 2/20/2043	590,224	583,863
3.50% 3/20/2043	116,013	114,779
3.50% 4/20/2043	119,734	118,460
3.50%, 5/20/2043	96,750	95,757
3.50%, 7/20/2043	516,471	511,171
3.50%, 9/20/2043	113,135	111,974
3.50%, 10/20/2043	582,438	576,460
3.50%, 11/20/2043	516,871	511,566
3.50%, 1/20/2044	70,940	70,212
3.50%, 3/20/2044	796,685	788,508
3.50%, 4/20/2044	80,952	79,883
3.50%, 5/20/2044	87,299	86,147
3.50%, 6/20/2044	2,050,491	2,023,431
3.50%, 7/20/2044	42,050	41,495
3.50%, 8/20/2044	61,640	60,826
3.50%, 10/20/2044	1,657,336	1,635,465
3.50%, 11/20/2044	159,464	157,360
3.50%, 12/20/2044	16,787	16,565
3.50%, 1/20/2045	603,649	595,683
3.50%, 2/20/2045	180,592	178,209
3.50%, 3/20/2045	20,225	19,921
3.50% 4/20/2045	1,915,710	1,886,897
3.50%, 5/20/2045	171,052	168,479
3.50%, 6/20/2045	36,516	35,966
3.50%, 7/20/2045	305,164	300,574
3.50%, 8/20/2045	187,472	184,653
3.50%, 9/20/2045	96,074	94,629
3.50%, 10/20/2045	321,903	317,062
3.50%, 11/20/2045	832,706	820,181
3.50%, 12/20/2045	23,997	23,636
Security Description	Principal Amount	Value
3.50% 1/20/2046	$ 4,209,689	$ 4,146,374
3.50% 2/20/2046	4,179,704	4,116,839
3.50%, 4/20/2046	2,017,390	1,985,042
3.50%, 5/20/2046	809,056	796,084
3.50%, 6/20/2046	500,273	492,252
3.50%, 7/20/2046	7,978,912	7,850,974
3.50%, 8/20/2046	315,661	310,599
3.50%, 9/20/2046	359,189	353,430
3.50%, 10/20/2046	400,648	394,224
3.50%, 11/20/2046	1,884,883	1,854,660
3.50%, 12/20/2046	1,201,610	1,182,343
3.50%, 1/20/2047	77,205	75,967
3.50%, 2/20/2047	864,286	850,428
3.50%, 3/20/2047	341,815	335,607
3.50%, 5/20/2047	259,402	254,691
3.50%, 6/20/2047	142,900	140,305
3.50%, 7/20/2047	172,452	169,320
3.50%, 8/20/2047	303,258	297,751
3.50%, 9/20/2047	2,289,016	2,247,443
3.50%, 10/20/2047	2,194,987	2,155,122
3.50%, 12/20/2047	1,194,791	1,173,092
3.50%, 1/20/2048	5,208,869	5,114,267
3.50% 2/20/2048	982,730	965,302
3.50%, 4/20/2048	140,714	138,159
3.50%, 5/20/2048	1,183,707	1,162,209
3.50%, 6/20/2048	63,432	62,280
3.50%, 8/20/2048	45,892	45,077
3.50%, 11/20/2048	750,702	737,355
3.50%, 2/20/2049	65,051	63,894
3.50%, 3/20/2049	152,756	150,040
3.50%, 6/20/2049	2,472,905	2,419,978
3.50%, 7/20/2049	801,049	783,797
3.50%, 8/20/2049	1,195,403	1,169,500
3.50%, 9/20/2049	2,347,740	2,296,241
3.50%, 10/20/2049	7,776,239	7,605,663
3.50%, 12/20/2049	1,163,543	1,137,710
3.50%, 1/20/2050	6,955,905	6,801,469
3.50%, 2/20/2050	7,672,168	7,501,830
3.50%, 3/20/2050	2,433,394	2,379,367
3.50%, 5/20/2050	1,782,070	1,742,266
3.50%, 6/20/2050	6,338,799	6,191,288
3.50%, 7/20/2050	2,030,765	1,984,866
3.50%, 11/20/2050	1,014,620	991,958
3.50%, 12/20/2050	4,207,946	4,109,377
3.50%, 1/20/2051	1,588,623	1,551,166
3.50%, 2/20/2051	1,510,825	1,476,878
3.50%, 5/20/2051	287,819	280,724
3.50%, 8/20/2051	8,540,438	8,320,043
3.50%, 9/20/2051	2,713,852	2,643,818
3.50%, 6/20/2052	3,500,000	3,403,771
4.00%, 2/15/2040	4,718	4,788
4.00%, 4/15/2040	51,334	52,109
4.00%, 11/20/2041	46,519	47,366
4.00%, 2/20/2042	50,131	51,045
4.00%, 5/20/2042	46,268	47,047

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
4.00%, 8/20/2042	$ 21,597	$ 21,960
4.00%, 8/20/2043	51,046	51,830
4.00%, 11/20/2043	299,665	304,271
4.00%, 3/20/2044	51,608	52,371
4.00%, 7/15/2044	65,049	65,918
4.00%, 7/20/2044	53,824	54,620
4.00%, 8/20/2044	130,043	131,967
4.00%, 12/20/2044	137,885	139,925
4.00%, 1/20/2045	49,045	49,770
4.00%, 2/20/2045	147,969	150,158
4.00%, 5/15/2045	16,282	16,479
4.00%, 6/15/2045	26,282	26,600
4.00%, 7/20/2045	172,846	174,790
4.00%, 8/20/2045	31,542	31,897
4.00%, 10/20/2045	61,195	61,884
4.00%, 11/20/2045	165,243	167,101
4.00%, 1/20/2046	39,641	40,087
4.00%, 4/20/2046	131,219	132,694
4.00%, 5/20/2046	284,542	287,743
4.00%, 1/20/2047	223,769	225,942
4.00%, 3/20/2047	139,182	140,534
4.00%, 4/20/2047	34,486	34,780
4.00%, 5/20/2047	84,800	85,432
4.00%, 6/20/2047	90,374	91,173
4.00%, 7/20/2047	1,870,620	1,884,555
4.00%, 8/20/2047	98,954	99,691
4.00%, 9/20/2047	485,758	489,377
4.00%, 11/20/2047	1,440,663	1,451,396
4.00%, 2/20/2048	2,823,220	2,844,252
4.00%, 3/20/2048	1,489,899	1,500,998
4.00%, 4/20/2048	3,646,925	3,671,903
4.00%, 5/20/2048	2,076,456	2,090,678
4.00%, 6/20/2048	3,372,614	3,395,713
4.00%, 8/20/2048	1,548,133	1,558,736
4.00%, 9/20/2048	167,304	168,450
4.00%, 10/20/2048	315,114	317,272
4.00%, 11/20/2048	223,358	224,888
4.00%, 2/20/2049	378,672	381,266
4.00%, 3/20/2049	990,470	997,253
4.00%, 4/20/2049	326,416	325,926
4.00%, 5/20/2049	2,326,453	2,322,955
4.00%, 6/20/2049	2,787,241	2,783,051
4.00%, 7/20/2049	8,659,587	8,646,570
4.00%, 10/20/2049	823,380	822,142
4.00%, 11/20/2049	123,356	123,171
4.00%, 12/20/2049	650,043	649,065
4.00%, 1/20/2050	837,885	836,626
4.00%, 2/20/2050	422,781	422,145
4.00%, 3/20/2050	5,862,864	5,854,051
4.00%, 6/20/2050	4,956,608	4,949,157
4.00%, 7/20/2050	1,014,564	1,021,513
4.00%, 8/20/2050	391,625	391,036
4.00%, 11/20/2051	1,908,171	1,911,777
4.50%, 6/15/2039	8,983	9,325
4.50%, 4/15/2040	45,054	46,773
Security Description	Principal Amount	Value
4.50%, 6/15/2040	$ 28,827	$ 29,927
4.50%, 9/20/2040	44,085	45,885
4.50%, 3/15/2041	26,190	27,189
4.50%, 6/15/2041	10,686	11,096
4.50%, 7/15/2041	24,793	25,744
4.50%, 7/20/2041	85,814	89,372
4.50%, 12/20/2041	72,813	75,786
4.50%, 10/20/2043	18,458	19,058
4.50%, 12/20/2043	51,769	53,451
4.50%, 1/20/2044	42,538	43,920
4.50%, 4/20/2044	58,661	60,567
4.50%, 5/20/2045	29,701	30,655
4.50%, 10/20/2045	42,397	43,759
4.50%, 11/20/2045	111,028	114,594
4.50%, 1/20/2046	2,281,051	2,354,314
4.50%, 6/20/2046	86,681	89,497
4.50%, 7/20/2046	46,637	48,135
4.50%, 12/20/2046	203,869	210,492
4.50%, 3/20/2047	493,802	510,701
4.50%, 6/20/2047	480,032	493,398
4.50%, 8/20/2047	66,625	68,480
4.50%, 12/20/2047	37,149	38,202
4.50%, 1/20/2048	73,797	75,889
4.50%, 3/20/2048	721,592	742,042
4.50%, 4/20/2048	821,083	844,354
4.50%, 6/20/2048	447,441	456,906
4.50%, 7/20/2048	461,420	471,180
4.50%, 8/20/2048	960,022	980,330
4.50%, 9/20/2048	1,385,748	1,415,061
4.50%, 11/20/2048	74,438	76,013
4.50%, 12/20/2048	1,615,062	1,649,225
4.50%, 1/20/2049	2,209,879	2,256,625
4.50%, 2/20/2049	405,205	413,777
4.50%, 4/20/2049	200,999	205,251
4.50%, 5/20/2049	168,709	172,278
4.50%, 6/20/2049	2,923,795	2,985,642
4.50%, 7/20/2049	920,700	940,176
4.50%, 9/20/2049	366,547	374,301
4.50%, 2/20/2050	2,212,873	2,259,682
4.50%, 4/20/2050	3,475,425	3,531,000
4.50%, 5/20/2050	629,843	643,166
4.50%, 10/20/2050	3,081,011	3,168,330
5.00%, 12/15/2038	15,866	16,860
5.00%, 5/15/2039	22,705	23,979
5.00%, 5/20/2041	515,384	542,904
5.00%, 11/20/2042	66,083	69,630
5.00%, 3/20/2043	15,652	16,489
5.00%, 4/20/2043	38,248	40,300
5.00%, 5/20/2043	13,277	13,989
5.00%, 8/20/2043	57,370	60,436
5.00%, 5/20/2044	35,597	37,499
5.00%, 6/20/2044	19,712	20,765
5.00%, 7/20/2044	52,307	55,100
5.00%, 12/20/2045	256,762	270,484
5.00%, 4/20/2048	26,998	28,164

See accompanying notes to financial statements.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022

Security Description	Principal Amount	Value
5.00%, 5/20/2048	$ 160,322	$ 166,049
5.00%, 7/20/2048	54,623	56,574
5.00%, 10/20/2048	79,814	83,439
5.00%, 1/20/2049	507,407	530,455
5.00%, 2/20/2049	334,335	349,521
5.00%, 4/20/2049	235,832	246,544
5.00%, 6/20/2049	1,577,595	1,649,255
5.00%, 7/20/2049	226,340	234,425
5.00%, 5/20/2050	607,748	634,000
5.50%, 9/15/2035	27,327	28,515
5.50%, 7/15/2038	8,028	8,484
5.50%, 3/15/2039	50,912	54,993
5.50%, 2/20/2049	58,948	62,377
6.00%, 8/15/2040	17,150	18,718
6.00%, 9/15/2040	28,588	31,397
6.00%, 1/20/2046	79,106	86,901
TBA, 2.50%, 7/21/2052 (a)	9,000,000	8,227,260
TBA, 3.00%, 7/21/2052 (a)	14,725,000	13,873,394
TBA, 3.50%, 7/1/2052 (a)	8,100,000	7,869,199
TBA, 4.00%, 7/21/2052 (a)	6,500,000	6,470,535
TBA, 4.50%, 7/1/2052 (a)	4,000,000	4,058,560
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,399,612,289)		3,953,633,637

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 2.7%
State Street Institutional Liquid Reserves Fund, Premier Class 1.49% (b) (c) (Cost $106,257,814)	106,300,902	$ 106,290,272
TOTAL INVESTMENTS — 102.1% (Cost $4,505,870,103)		4,059,923,909
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(84,687,747)
NET ASSETS — 100.0%		$ 3,975,236,162
(a)	Security, or a portion of the security has been designated as collateral for TBA securities.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2022.
TBA	To Be Announced

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$ —	$3,953,633,637	$—	$3,953,633,637
Short-Term Investment	106,290,272	—	—	106,290,272
TOTAL INVESTMENTS	$106,290,272	$3,953,633,637	$—	$4,059,923,909

Affiliate Table
	Number of Shares Held at 6/30/21	Value at 6/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	351,686,022	$351,791,527	$1,513,594,561	$1,758,949,372	$(101,636)	$(44,808)	106,300,902	$106,290,272	$318,141
See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2022

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$6,208,757,857	$5,588,917,954	$ 600,076,090
Investments in affiliated issuers, at value	483,364,415	218,435,287	11,388,087
Total Investments	6,692,122,272	5,807,353,241	611,464,177
Foreign currency, at value	127	193	—
Cash	11,725,783	—	1,348,525
Receivable for investments sold	48,964,275	112,396,210	24,519,471
Receivable for fund shares sold	—	130,375,864	33,665,207
Dividends receivable — affiliated issuers	138,831	11,872	2,957
Interest receivable — unaffiliated issuers	31,269,594	48,992,683	7,727,243
Securities lending income receivable — unaffiliated issuers	3,678	20,797	1,015
Securities lending income receivable — affiliated issuers	47,338	36,632	3,141
Receivable for foreign taxes recoverable	7,736	20,125	—
Other Receivable	24,712	2,327	932
TOTAL ASSETS	6,784,304,346	6,099,209,944	678,732,668
LIABILITIES
Due to Broker	380,000	—	—
Due to custodian	—	1,620,300	—
Payable upon return of securities loaned	352,171,990	177,130,733	10,873,110
Payable for investments purchased	160,222,355	146,591,813	34,215,409
Payable for fund shares repurchased	—	97,773,270	24,009,588
Payable to Adviser	—	—	—
Advisory fee payable	181,878	179,911	19,170
Trustees’ fees and expenses payable	2,372	2,148	349
TOTAL LIABILITIES	512,958,595	423,298,175	69,117,626
NET ASSETS	$6,271,345,751	$ 5,675,911,769	$ 609,615,042
NET ASSETS CONSIST OF:
Paid-in Capital	$6,970,567,005	$6,227,643,698	$ 789,829,234
Total distributable earnings (loss)**	(699,221,254)	(551,731,931)	(180,214,192)
NET ASSETS	$6,271,345,751	$ 5,675,911,767	$ 609,615,042
NET ASSET VALUE PER SHARE
Net asset value per share	$ 26.35	$ 32.62	$ 24.05
Shares outstanding (unlimited amount authorized, $0.01 par value)	238,000,264	174,000,072	25,349,986
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$6,849,480,470	$6,081,240,216	$ 764,186,487
Investments in affiliated issuers	483,389,876	218,435,379	11,388,087
Total cost of investments	$7,332,870,346	$6,299,675,595	$ 775,574,574
Foreign currency, at cost	$ 127	$ 193	$ —
* Includes investments in securities on loan, at value	$ 396,508,713	$ 314,130,633	$ 14,656,395
See accompanying notes to financial statements.

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF	SPDR Portfolio TIPS ETF	SPDR Portfolio Intermediate Term Treasury ETF

$ 5,798,297,795	$7,259,555,533	$3,309,888,815	$2,824,304,454	$3,806,793,639
578,878,147	499,415,680	292,625,146	18,162,118	273,667,102
6,377,175,942	7,758,971,213	3,602,513,961	2,842,466,572	4,080,460,741
—	—	—	—	—
20	—	—	2	—
72,458,484	56,714,626	44,121,492	42,998,082	213,731,967
39,364,746	2,968,360	—	5,503,048	8,789,076
3,548	39,571	1,752	—	1,874
42,874,152	55,305,686	10,758,106	7,951,791	14,704,461
7,752	14,973	—	517	—
14,979	47,240	44,503	2,203	14,998
—	32,416	—	—	—
340	37	—	—	1,491
6,531,899,963	7,874,094,122	3,657,439,814	2,898,922,215	4,317,704,608

—	—	—	—	—
—	18,109,927	—	—	—
575,268,836	199,472,620	289,013,151	17,288,079	268,611,226
58,992,516	267,183,094	—	30,759,531	8,370,558
42,588,442	23,746,882	44,164,133	2,751,524	213,867,509
—	—	—	5,403	—
274,503	246,435	171,810	288,537	185,102
1,625	2,843	1,342	1,185	1,131
677,125,922	508,761,801	333,350,436	51,094,259	491,035,526
$ 5,854,774,041	$7,365,332,321	$3,324,089,378	$2,847,827,956	$3,826,669,082

$ 7,362,089,515	$7,687,002,341	$3,452,027,617	$3,161,504,453	$4,218,143,845
(1,507,315,474)	(321,670,020)	(127,938,239)	(313,676,497)	(391,474,763)
$ 5,854,774,041	$7,365,332,321	$3,324,089,378	$2,847,827,956	$3,826,669,082

$ 33.02	$ 29.72	$ 29.44	$ 27.52	$ 29.46
177,300,000	247,800,000	112,900,000	103,500,450	129,900,336

$ 7,252,016,513	$7,546,009,463	$3,425,191,043	$3,123,820,287	$4,171,763,048
578,878,147	499,415,680	292,625,146	18,162,118	273,667,102
$ 7,830,894,660	$8,045,425,143	$3,717,816,189	$3,141,982,405	$4,445,430,150
$ —	$ —	$ —	$ —	$ —
$ 568,567,294	$ 243,559,830	$ 283,532,220	$ 16,939,708	$ 264,884,639

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2022

	SPDR Portfolio High Yield Bond ETF	SPDR Portfolio Corporate Bond ETF	SPDR Portfolio Mortgage Backed Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 671,859,147	$334,955,657	$3,953,633,637
Investments in affiliated issuers, at value	63,422,652	16,106,446	106,290,272
Total Investments	735,281,799	351,062,103	4,059,923,909
Net cash at broker	—	—	1,500,030
Cash	—	—	289,512
Receivable for investments sold	536,781	732,647	37,997,407
Receivable for fund shares sold	—	2,953,992	—
Dividends receivable — affiliated issuers	5,622	2,099	109,377
Interest receivable — unaffiliated issuers	12,364,385	3,387,421	9,175,117
Securities lending income receivable — unaffiliated issuers	3,295	1,062	—
Securities lending income receivable — affiliated issuers	28,639	2,811	—
Receivable from Adviser	6,882	17,924	60,373
Receivable for foreign taxes recoverable	15,056	1,632	—
TOTAL ASSETS	748,242,459	358,161,691	4,109,055,725
LIABILITIES
Due to custodian	358,362	762	—
Payable upon return of securities loaned	60,283,638	13,521,900	—
Payable for investments purchased	2,182,573	3,443,885	133,655,262
Advisory fee payable	56,996	8,287	162,892
Trustees’ fees and expenses payable	177	126	1,409
TOTAL LIABILITIES	62,881,746	16,974,960	133,819,563
NET ASSETS	$ 685,360,713	$341,186,731	$3,975,236,162
NET ASSETS CONSIST OF:
Paid-in Capital	$ 796,126,195	$387,858,476	$4,569,154,609
Total distributable earnings (loss)**	(110,765,482)	(46,671,745)	(593,918,447)
NET ASSETS	$ 685,360,713	$341,186,731	$3,975,236,162
NET ASSET VALUE PER SHARE
Net asset value per share	$ 22.40	$ 29.54	$ 22.85
Shares outstanding (unlimited amount authorized, $0.01 par value)	30,600,000	11,550,000	174,000,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 778,286,403	$380,786,087	$4,399,612,289
Investments in affiliated issuers	63,422,660	16,106,533	106,257,814
Total cost of investments	$ 841,709,063	$396,892,620	$4,505,870,103
* Includes investments in securities on loan, at value	$ 62,150,616	$ 22,620,653	$ —
See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2022

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 124,100,497	$ 97,782,254	$ 29,353,155
Dividend income — affiliated issuers	421,154	27,398	6,540
Unaffiliated securities lending income	29,371	91,383	4,855
Affiliated securities lending income	394,749	343,383	37,376
Foreign taxes withheld	(1,173)	(469)	—
TOTAL INVESTMENT INCOME (LOSS)	124,944,598	98,243,949	29,401,926
EXPENSES
Advisory fee	1,945,527	3,033,848	480,880
Trustees’ fees and expenses	59,856	56,628	9,255
Miscellaneous expenses	3,558	3,097	518
TOTAL EXPENSES	2,008,941	3,093,573	490,653
Expenses waived/reimbursed by the Adviser	(343,710)	—	—
NET EXPENSES	1,665,231	3,093,573	490,653
NET INVESTMENT INCOME (LOSS)	$ 123,279,367	$ 95,150,376	$ 28,911,273
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(25,143,246)	(30,792,802)	(9,042,895)
Investments — affiliated issuers	(110,608)	(3,402)	(1,109)
In-kind redemptions — unaffiliated issuers	(25,109,759)	(89,516,675)	(76,031,703)
Net realized gain (loss)	(50,363,613)	(120,312,879)	(85,075,707)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(790,914,661)	(516,547,207)	(159,325,687)
Investments — affiliated issuers	(42,084)	(92)	—
Net change in unrealized appreciation/depreciation	(790,956,745)	(516,547,299)	(159,325,687)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(841,320,358)	(636,860,178)	(244,401,394)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(718,040,991)	$(541,709,802)	$(215,490,121)
See accompanying notes to financial statements.

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF	SPDR Portfolio TIPS ETF	SPDR Portfolio Intermediate Term Treasury ETF

$ 96,167,568	$ 79,057,636	$ 16,684,462	$ 203,478,333	$ 29,497,132
19,304	93,066	9,896	8,880	12,290
8,049	31,576	—	1,019	—
140,872	316,352	380,966	101,731	207,299
—	(389)	—	—	—
96,335,793	79,498,241	17,075,324	203,589,963	29,716,721

2,917,524	4,078,700	2,202,147	3,896,930	2,040,867
41,992	73,489	34,118	29,854	31,583
2,666	4,216	2,015	1,816	1,856
2,962,182	4,156,405	2,238,280	3,928,600	2,074,306
—	—	—	—	—
2,962,182	4,156,405	2,238,280	3,928,600	2,074,306
$ 93,373,611	$ 75,341,836	$ 14,837,044	$ 199,661,363	$ 27,642,415

(29,097,162)	(27,566,927)	(14,415,286)	(10,568,197)	(23,503,086)
—	—	—	—	—
50,415,080	(27,917,599)	(26,613,796)	28,754,696	(19,363,793)
21,317,918	(55,484,526)	(41,029,082)	18,186,499	(42,866,879)

(1,256,371,455)	(319,958,156)	(112,440,149)	(434,597,284)	(303,248,620)
—	—	—	—	—
(1,256,371,455)	(319,958,156)	(112,440,149)	(434,597,284)	(303,248,620)
(1,235,053,537)	(375,442,682)	(153,469,231)	(416,410,785)	(346,115,499)
$(1,141,679,926)	$(300,100,846)	$(138,632,187)	$(216,749,422)	$(318,473,084)

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2022

	SPDR Portfolio High Yield Bond ETF	SPDR Portfolio Corporate Bond ETF	SPDR Portfolio Mortgage Backed Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 28,270,113	$ 9,286,234	$ 57,317,258
Dividend income — unaffiliated issuers	11,277	—	—
Dividend income — affiliated issuers	217	3,827	318,141
Unaffiliated securities lending income	—	6,232	—
Affiliated securities lending income	187,306	24,554	—
TOTAL INVESTMENT INCOME (LOSS)	28,468,913	9,320,847	57,635,399
EXPENSES
Advisory fee	573,227	110,439	1,659,103
Trustees’ fees and expenses	4,842	3,692	39,817
Miscellaneous expenses	304	206	2,294
TOTAL EXPENSES	578,373	114,337	1,701,214
Expenses waived/reimbursed by the Adviser	—	—	(323,525)
NET EXPENSES	578,373	114,337	1,377,689
NET INVESTMENT INCOME (LOSS)	$ 27,890,540	$ 9,206,510	$ 56,257,710
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,734,318)	(672,953)	(27,445,132)
Investments — affiliated issuers	(2,121)	(560)	(101,636)
In-kind redemptions — unaffiliated issuers	193,102	(7,441,783)	—
Net realized gain (loss)	(1,543,337)	(8,115,296)	(27,546,768)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(116,262,047)	(55,513,929)	(439,469,610)
Investments — affiliated issuers	(19)	(89)	(44,808)
Net change in unrealized appreciation/depreciation	(116,262,066)	(55,514,018)	(439,514,418)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(117,805,403)	(63,629,314)	(467,061,186)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (89,914,863)	$(54,422,804)	$(410,803,476)
See accompanying notes to financial statements.

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SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio Aggregate Bond ETF		SPDR Portfolio Intermediate Term Corporate Bond ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 123,279,367	$ 104,966,384	$ 95,150,376	$ 105,545,260
Net realized gain (loss)	(50,363,613)	42,011,354	(120,312,879)	200,793,043
Net change in unrealized appreciation/depreciation	(790,956,745)	(164,699,618)	(516,547,299)	(146,637,333)
Net increase (decrease) in net assets resulting from operations	(718,040,991)	(17,721,880)	(541,709,802)	159,700,970
Net equalization credits and charges	863,889	1,068,484	421,427	(31,788)
Distributions to shareholders	(136,092,015)	(123,473,443)	(96,197,767)	(112,848,604)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,282,549,535	2,140,878,645	17,281,124,567	12,423,906,950
Cost of shares redeemed	(1,316,624,939)	(994,935,363)	(17,650,210,058)	(12,123,329,431)
Net income equalization	(863,889)	(1,068,484)	(421,427)	31,788
Other Capital	564,816	495,059	502,558	225,828
Net increase (decrease) in net assets from beneficial interest transactions	965,625,523	1,145,369,857	(369,004,360)	300,835,135
Net increase (decrease) in net assets during the period	112,356,406	1,005,243,018	(1,006,490,502)	347,655,713
Net assets at beginning of period	6,158,989,345	5,153,746,327	6,682,402,269	6,334,746,556
NET ASSETS AT END OF PERIOD	$ 6,271,345,751	$6,158,989,345	$ 5,675,911,767	$ 6,682,402,269
SHARES OF BENEFICIAL INTEREST:
Shares sold	79,700,000	70,600,000	488,600,000	339,400,000
Shares redeemed	(47,000,000)	(32,700,000)	(496,800,000)	(331,000,000)
Net increase (decrease) from share transactions	32,700,000	37,900,000	(8,200,000)	8,400,000
See accompanying notes to financial statements.

SPDR Portfolio Long Term Corporate Bond ETF		SPDR Portfolio Long Term Treasury ETF		SPDR Portfolio Short Term Corporate Bond ETF
Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21

$ 28,911,273	$ 27,649,108	$ 93,373,611	$ 46,346,185	$ 75,341,836	$ 94,285,065
(85,075,707)	36,060,631	21,317,918	82,219,923	(55,484,526)	82,973,520
(159,325,687)	(26,765,058)	(1,256,371,455)	(402,617,571)	(319,958,156)	(80,982,319)
(215,490,121)	36,944,681	(1,141,679,926)	(274,051,463)	(300,100,846)	96,276,266
(218,043)	233,574	3,564,412	1,581,937	(182,065)	697,001
(29,206,031)	(27,420,897)	(90,609,964)	(45,948,756)	(91,910,646)	(105,342,648)

4,091,264,993	4,486,003,911	5,877,198,657	2,894,303,948	2,636,279,000	2,869,024,947
(4,236,668,296)	(4,227,450,069)	(2,394,198,910)	(1,382,579,369)	(2,614,134,267)	(1,787,818,064)
218,043	(233,574)	(3,564,412)	(1,581,937)	182,065	(697,001)
246,700	291,600	8,494	2,558	23,170	24,363
(144,938,560)	258,611,868	3,479,443,829	1,510,145,200	22,349,968	1,080,534,245
(389,852,755)	268,369,226	2,250,718,351	1,191,726,918	(369,843,589)	1,072,164,864
999,467,797	731,098,571	3,604,055,690	2,412,328,772	7,735,175,910	6,663,011,046
$ 609,615,042	$ 999,467,797	$ 5,854,774,041	$ 3,604,055,690	$ 7,365,332,321	$ 7,735,175,910

136,800,000	143,900,000	150,700,000	68,200,000	86,100,000	91,600,000
(142,900,000)	(135,700,000)	(60,700,000)	(32,300,000)	(85,600,000)	(57,100,000)
(6,100,000)	8,200,000	90,000,000	35,900,000	500,000	34,500,000

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Short Term Treasury ETF		SPDR Portfolio TIPS ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 14,837,044	$ 7,237,922	$ 199,661,363	$ 75,773,536
Net realized gain (loss)	(41,029,082)	10,422,155	18,186,499	54,242,761
Net change in unrealized appreciation/depreciation	(112,440,149)	(17,509,960)	(434,597,284)	752,504
Net increase (decrease) in net assets resulting from operations	(138,632,187)	150,117	(216,749,422)	130,768,801
Net equalization credits and charges	(251,516)	(108,799)	(8,700,254)	(8,994,543)
Distributions to shareholders	(12,576,789)	(8,504,668)	(200,997,275)	(60,562,184)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,945,837,983	1,275,890,126	1,952,433,937	1,242,498,023
Cost of shares redeemed	(1,968,430,366)	(969,579,179)	(1,291,119,647)	(499,427,862)
Net income equalization	251,516	108,799	8,700,254	8,994,543
Other Capital	4,655	1,554	3,509	14,659
Net increase (decrease) in net assets from beneficial interest transactions	(22,336,212)	306,421,300	670,018,053	752,079,363
Contribution from Adviser (Note 5)	—	—	—	—
Net increase (decrease) in net assets during the period	(173,796,704)	297,957,950	243,571,102	813,291,437
Net assets at beginning of period	3,497,886,082	3,199,928,132	2,604,256,854	1,790,965,417
NET ASSETS AT END OF PERIOD	$ 3,324,089,378	$3,497,886,082	$ 2,847,827,956	$2,604,256,854
SHARES OF BENEFICIAL INTEREST:
Shares sold	64,900,000	41,600,000	63,500,000	40,300,000
Shares redeemed	(66,200,000)	(31,600,000)	(43,600,000)	(16,200,000)
Net increase (decrease) from share transactions	(1,300,000)	10,000,000	19,900,000	24,100,000
See accompanying notes to financial statements.

SPDR Portfolio Intermediate Term Treasury ETF		SPDR Portfolio High Yield Bond ETF		SPDR Portfolio Corporate Bond ETF
Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/22	Year Ended 6/30/21

$ 27,642,415	$ 11,706,979	$ 27,890,540	$ 11,158,479	$ 9,206,510	$ 7,325,167
(42,866,879)	48,033,051	(1,543,337)	3,534,692	(8,115,296)	2,906,990
(303,248,620)	(103,789,466)	(116,262,066)	12,645,114	(55,514,018)	(2,082,477)
(318,473,084)	(44,049,436)	(89,914,863)	27,338,285	(54,422,804)	8,149,680
272,650	(447,324)	861,973	414,378	1,296	150,421
(25,407,912)	(12,362,552)	(29,025,407)	(10,867,742)	(9,958,264)	(7,652,963)

1,997,026,923	1,312,769,846	632,581,360	323,545,936	286,535,780	197,011,310
(896,131,253)	(2,360,608,504)	(236,319,978)	(34,387,582)	(229,414,245)	(43,893,376)
(272,650)	447,324	(861,973)	(414,378)	(1,296)	(150,421)
2,528	982	90	13,168	846	—
1,100,625,548	(1,047,390,352)	395,399,499	288,757,144	57,121,085	152,967,513
—	—	6,882	—	17,924	—
757,017,202	(1,104,249,664)	277,328,084	305,642,065	(7,240,763)	153,614,651
3,069,651,880	4,173,901,544	408,032,629	102,390,564	348,427,494	194,812,843
$3,826,669,082	$ 3,069,651,880	$ 685,360,713	$408,032,629	$ 341,186,731	$348,427,494

64,600,000	40,200,000	24,700,000	12,300,000	8,650,000	5,550,000
(29,500,000)	(71,100,000)	(9,300,000)	(1,300,000)	(6,950,000)	(1,250,000)
35,100,000	(30,900,000)	15,400,000	11,000,000	1,700,000	4,300,000

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Mortgage Backed Bond ETF
	Year Ended 6/30/22	Year Ended 6/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 56,257,710	$ 23,324,444
Net realized gain (loss)	(27,546,768)	(305,017)
Net change in unrealized appreciation/depreciation	(439,514,418)	(46,843,634)
Net increase (decrease) in net assets resulting from operations	(410,803,476)	(23,824,207)
Net equalization credits and charges	1,527,823	3,461,130
Distributions to shareholders	(108,141,075)	(78,384,794)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,216,645,664	2,458,197,640
Cost of shares redeemed	(626,681,635)	(452,592,273)
Net income equalization	(1,527,823)	(3,461,130)
Other Capital	439,176	298,954
Net increase (decrease) in net assets from beneficial interest transactions	588,875,382	2,002,443,191
Contribution from Adviser (Note 5)	60,373	—
Net increase (decrease) in net assets during the period	71,519,027	1,903,695,320
Net assets at beginning of period	3,903,717,135	2,000,021,815
NET ASSETS AT END OF PERIOD	$3,975,236,162	$3,903,717,135
SHARES OF BENEFICIAL INTEREST:
Shares sold	48,300,000	93,600,000
Shares redeemed	(25,400,000)	(17,300,000)
Net increase (decrease) from share transactions	22,900,000	76,300,000
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Aggregate Bond ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 30.00	$ 30.79	$ 29.16	$ 27.88	$ 28.80
Income (loss) from investment operations:
Net investment income (loss) (b)	0.55	0.58	0.76	0.85	0.76
Net realized and unrealized gain (loss) (c)	(3.59)	(0.69)	1.67	1.28	(0.95)
Total from investment operations	(3.04)	(0.11)	2.43	2.13	(0.19)
Net equalization credits and charges (b)	0.00(d)	0.01	0.01	0.01	0.04
Other capital (b)	0.00(d)	0.00(d)	0.01	0.00(d)	0.01
Distributions to shareholders from:
Net investment income	(0.61)	(0.69)	(0.82)	(0.86)	(0.78)
Net asset value, end of period	$ 26.35	$ 30.00	$ 30.79	$ 29.16	$ 27.88
Total return (e)	(10.30)%	(0.33)%	8.53%	7.88%	(0.52)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,271,346	$6,158,989	$5,153,746	$4,076,733	$2,994,010
Ratios to average net assets:
Total expenses	0.03%	0.04%	0.04%	0.04%	0.05%
Net expenses	0.03%	0.03%	0.04%	0.04%	0.05%
Net investment income (loss)	1.90%	1.90%	2.56%	3.02%	2.67%
Portfolio turnover rate (f)	18%(g)	24%(h)	101%	82%	150%
(a)	On October 16, 2017, the SPDR Portfolio Aggregate Bond ETF underwent a 2-for-1 share split. The per share data presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	The portfolio turnover calculated for the period ended 06 30 2022 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 104%.
(h)	The portfolio turnover calculated for the period ended 06.30.2021 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 103%.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Intermediate Term Corporate Bond ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 36.68	$ 36.45	$ 34.91	$ 33.26	$ 34.38
Income (loss) from investment operations:
Net investment income (loss) (a)	0.59	0.62	0.96	1.10	0.96
Net realized and unrealized gain (loss) (b)	(4.05)	0.28	1.56	1.62	(1.14)
Total from investment operations	(3.46)	0.90	2.52	2.72	(0.18)
Net equalization credits and charges (a)	0.00(c)	(0.00)(c)	0.01	0.02	0.01
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.60)	(0.67)	(0.99)	(1.09)	(0.95)
Net asset value, end of period	$ 32.62	$ 36.68	$ 36.45	$ 34.91	$ 33.26
Total return (d)	(9.54)%	2.47%	7.37%	8.45%	(0.51)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,675,912	$6,682,402	$6,334,747	$4,786,803	$3,306,326
Ratios to average net assets:
Total expenses	0.05%	0.07%	0.07%	0.07%	0.08%
Net investment income (loss)	1.68%	1.69%	2.71%	3.29%	2.85%
Portfolio turnover rate (e)	28%	26%	35%	24%	30%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Corporate Bond ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 31.78	$ 31.45	$ 28.73	$ 26.15	$ 27.73
Income (loss) from investment operations:
Net investment income (loss) (b)	0.95	0.96	1.08	1.16	1.15
Net realized and unrealized gain (loss) (c)	(7.72)	0.31	2.73	2.54	(1.58)
Total from investment operations	(6.77)	1.27	3.81	3.70	(0.43)
Net equalization credits and charges	(0.01)	0.01	(0.01)	0.03	(0.00)(d)
Other capital (b)	0.01	0.01	0.01	0.01	0.00(d)
Distributions to shareholders from:
Net investment income	(0.96)	(0.96)	(1.09)	(1.16)	(1.15)
Net asset value, end of period	$ 24.05	$ 31.78	$ 31.45	$ 28.73	$ 26.15
Total return (e)	(21.79)%	4.18%	13.51%	14.81%	(1.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$609,615	$999,468	$731,099	$642,007	$330,826
Ratios to average net assets:
Total expenses	0.05%	0.07%	0.07%	0.07%	0.08%
Net investment income (loss)	3.22%	3.02%	3.59%	4.41%	4.19%
Portfolio turnover rate (f)	16%	15%	22%	18%	21%
(a)	On October 16, 2017, the SPDR Portfolio Long Term Corporate Bond ETF underwent a 3-for-2 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Treasury ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 41.28	$ 46.93	$ 38.24	$ 35.05	$ 36.05
Income (loss) from investment operations:
Net investment income (loss) (b)	0.74	0.70	0.89	0.98	0.94
Net realized and unrealized gain (loss) (c)	(8.30)	(5.67)	8.71	3.17	(1.03)
Total from investment operations	(7.56)	(4.97)	9.60	4.15	(0.09)
Net equalization credits and charges (b)	0.03	0.02	(0.01)	0.02	0.02
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.73)	(0.70)	(0.90)	(0.98)	(0.93)
Net asset value, end of period	$ 33.02	$ 41.28	$ 46.93	$ 38.24	$ 35.05
Total return (e)	(18.51)%	(10.61)%	25.37%	12.24%	(0.18)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,854,774	$3,604,056	$2,412,329	$2,378,826	$977,789
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.06%	0.07%
Net investment income (loss)	1.92%	1.62%	2.11%	2.79%	2.66%
Portfolio turnover rate (f)	4%	6%	12%	12%	9%
(a)	On October 16, 2017, the SPDR Portfolio Long Term Treasury ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Corporate Bond ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 31.28	$ 31.31	$ 30.77	$ 30.16	$ 30.62
Income (loss) from investment operations:
Net investment income (loss) (a)	0.30	0.41	0.76	0.85	0.63
Net realized and unrealized gain (loss) (b)	(1.49)	0.03	0.56	0.58	(0.49)
Total from investment operations	(1.19)	0.44	1.32	1.43	0.14
Net equalization credits and charges (a)	(0.00)(c)	0.00(c)	0.01	0.01	0.01
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.32)	(0.47)	(0.79)	(0.83)	(0.61)
Net realized gains	(0.05)	—	—	—	—
Net asset value, end of period	$ 29.72	$ 31.28	$ 31.31	$ 30.77	$ 30.16
Total return (d)	(3.84)%	1.39%	4.41%	4.83%	0.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,365,332	$7,735,176	$6,663,011	$5,263,916	$4,295,414
Ratios to average net assets:
Total expenses	0.05%	0.07%	0.07%	0.07%	0.08%
Net investment income (loss)	0.97%	1.31%	2.45%	2.80%	2.08%
Portfolio turnover rate (e)	56%	56%	54%	46%	56%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Treasury ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 30.63	$ 30.71	$ 30.00	$ 29.55	$ 30.15
Income (loss) from investment operations:
Net investment income (loss) (a)	0.12	0.07	0.42	0.71	0.50
Net realized and unrealized gain (loss) (b)	(1.21)	(0.07)	0.80	0.42	(0.69)
Total from investment operations	(1.09)	0.00(c)	1.22	1.13	(0.19)
Net equalization credits and charges (a)	(0.00)(c)	(0.00)(c)	0.01	0.02	0.02
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.10)	(0.08)	(0.52)	(0.70)	(0.43)
Net asset value, end of period	$ 29.44	$ 30.63	$ 30.71	$ 30.00	$ 29.55
Total return (d)	(3.55)%	0.01%	4.12%	3.97%	(0.57)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,324,089	$3,497,886	$3,199,928	$1,320,125	$487,514
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.06%	0.07%
Net investment income (loss)	0.40%	0.23%	1.39%	2.39%	1.67%
Portfolio turnover rate (e)	52%	55%	55%	52%	96%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio TIPS ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 31.15	$ 30.10	$ 28.30	$ 27.76	$ 28.09
Income (loss) from investment operations:
Net investment income (loss) (b)	1.88	1.06	0.23	0.65	0.75
Net realized and unrealized gain (loss) (c)	(3.48)	0.96	2.19	0.70	(0.11)
Total from investment operations	(1.60)	2.02	2.42	1.35	0.64
Net equalization credits and charges (b)	(0.08)	(0.13)	(0.01)	(0.06)	(0.06)
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Distributions to shareholders from:
Net investment income	(1.95)	(0.84)	(0.61)	(0.75)	(0.91)
Net asset value, end of period	$ 27.52	$ 31.15	$ 30.10	$ 28.30	$ 27.76
Total return (e)	(5.81)%	6.34%	8.66%	4.74%	2.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,847,828	$2,604,257	$1,790,965	$1,646,827	$1,243,695
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.13%	0.15%	0.15%
Net investment income (loss)	6.15%	3.44%	0.79%	2.38%	2.69%
Portfolio turnover rate (f)	14%	13%	16%	14%	15%
(a)	On September 20, 2019, the SPDR Portfolio TIPS ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 13.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Intermediate Term Treasury ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)
Net asset value, beginning of period	$ 32.38	$ 33.21	$ 30.91	$ 29.35	$ 30.02
Income (loss) from investment operations:
Net investment income (loss) (b)	0.25	0.13	0.47	0.66	0.49
Net realized and unrealized gain (loss) (c)	(2.94)	(0.81)	2.31	1.57	(0.70)
Total from investment operations	(2.69)	(0.68)	2.78	2.23	(0.21)
Net equalization credits and charges	0.00(d)	(0.01)	0.03	(0.00)(d)	0.01
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.23)	(0.14)	(0.51)	(0.67)	(0.47)
Net asset value, end of period	$ 29.46	$ 32.38	$ 33.21	$ 30.91	$ 29.35
Total return (e)	(8.34)%	(2.08)%	9.18%	7.73%	(0.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,826,669	$3,069,652	$4,173,902	$1,706,199	$581,140
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.06%	0.09%	0.10%
Net investment income (loss)	0.81%	0.41%	1.46%	2.22%	1.65%
Portfolio turnover rate (f)	22%	24%	22%	24%	61%
(a)	On September 20, 2019, the SPDR Portfolio Intermediate Term Treasury ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 13.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio High Yield Bond ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 26.84	$ 24.38	$ 26.17	$ 25.33	$ 26.45
Income (loss) from investment operations:
Net investment income (loss) (a)	1.24	1.37	1.53	1.24	1.08
Net realized and unrealized gain (loss) (b)	(4.40)	2.49	(1.74)	0.80	(1.09)
Total from investment operations	(3.16)	3.86	(0.21)	2.04	(0.01)
Net equalization credits and charges (a)	0.04	0.05	0.01	0.00(c)	(0.03)
Contribution from Adviser	0.00(c)	—	—	—	—
Other capital (a)	0.00(c)	0.00(c)	0.01	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.32)	(1.45)	(1.60)	(1.20)	(1.08)
Net asset value, end of period	$ 22.40	$ 26.84	$ 24.38	$ 26.17	$ 25.33
Total return (d)	(12.19)%(e)	16.41%	(0.78)%	8.30%	(0.19)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$685,361	$408,033	$102,391	$75,901	$65,869
Ratios to average net assets:
Total expenses	0.10%	0.13%	0.15%	0.34%	0.40%
Net expenses	0.10%	0.13%	0.15%	0.26%	0.30%
Net investment income (loss)	4.87%	5.25%	6.06%	4.89%	4.15%
Portfolio turnover rate (f)	31%	54%	53%	75%	29%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a contribution during the year ended June 30, 2022, the total return would have remained (12.19)%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Corporate Bond ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 35.37	$ 35.10	$ 33.02	$ 30.99	$ 32.25
Income (loss) from investment operations:
Net investment income (loss) (a)	0.84	0.87	1.09	1.19	1.03
Net realized and unrealized gain (loss) (b)	(5.75)	0.32	2.08	1.93	(1.25)
Total from investment operations	(4.91)	1.19	3.17	3.12	(0.22)
Net equalization credits and charges (a)	0.00(c)	0.02	0.03	0.07	(0.01)
Contribution from Adviser	0.00(c)	—	—	—	—
Other capital (a)	0.00(c)	—	0.00(c)	0.01	—
Distributions to shareholders from:
Net investment income	(0.84)	(0.90)	(1.12)	(1.17)	(1.03)
Net realized gains	(0.08)	(0.04)	—	—	—
Net asset value, end of period	$ 29.54	$ 35.37	$ 35.10	$ 33.02	$ 30.99
Total return (d)	(14.17)%(e)	3.49%	9.89%	10.61%	(0.76)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$341,187	$348,427	$194,813	$74,285	$15,496
Ratios to average net assets:
Total expenses	0.03%	0.06%	0.06%	0.06%	0.16%
Net investment income (loss)	2.50%	2.47%	3.21%	3.81%	3.23%
Portfolio turnover rate (f)	21%	21%	24%	29%	41%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a contribution during the year ended June 30, 2022, the total return would have remained (14.17)%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Mortgage Backed Bond ETF
	Year Ended 6/30/22	Year Ended 6/30/21	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 25.84	$ 26.74	$ 26.09	$ 25.43	$ 26.27
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	0.21	0.54	0.75	0.64
Net realized and unrealized gain (loss) (b)	(2.70)	(0.41)	0.85	0.76	(0.67)
Total from investment operations	(2.36)	(0.20)	1.39	1.51	(0.03)
Net equalization credits and charges (a)	0.01	0.03	0.06	0.00(c)	(0.00)(c)
Contribution from Adviser	0.00(c)	—	—	—	—
Other capital (a)	0.00(c)	0.00(c)	0.02	0.02	0.01
Distributions to shareholders from:
Net investment income	(0.64)	(0.73)	(0.82)	(0.87)	(0.82)
Net asset value, end of period	$ 22.85	$ 25.84	$ 26.74	$ 26.09	$ 25.43
Total return (d)	(9.25)%(e)	(0.66)%	5.69%	6.21%	(0.07)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,975,236	$3,903,717	$2,000,022	$224,402	$228,860
Ratios to average net assets:
Total expenses	0.04%	0.05%	0.06%	0.06%	0.19%
Net expenses	0.03%	0.05%	0.04%	0.05%	0.18%
Net investment income (loss)	1.36%	0.81%	2.02%	2.96%	2.47%
Portfolio turnover rate (f)	26%(g)	37%(h)	298%	245%	175%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a contribution during the year ended June 30, 2022, the total return would have remained (9.25)%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	The portfolio turnover calculated for the period ended 06 30 2022 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 157%.
(h)	The portfolio turnover calculated for the period ended 06.30.2021 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 222%.
See accompanying notes to financial statements.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2022

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
SPDR Portfolio TIPS ETF
SPDR Portfolio Intermediate Term Treasury ETF
SPDR Portfolio High Yield Bond ETF
SPDR Portfolio Corporate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•   Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2022, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2022, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

Loan Agreements
The SPDR Portfolio High Yield Bond ETF invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
Mortgage Dollar Rolls
The SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.
The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF receive compensation as consideration for entering into the commitment to repurchase.
The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.
Additionally, the value of such securities may change adversely before the SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF are able to repurchase them. There can be no assurance that the use of the cash received from a mortgage dollar roll will provide a return that exceeds its costs. The use of to-be announced (“TBA”) mortgage dollar rolls may cause the SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF to experience higher transaction costs.
4.    Derivative Financial Instruments
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities.Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

average daily net assets as shown in the following table:
Annual Rate
SPDR Portfolio Aggregate Bond ETF	0.03%
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.04 *
SPDR Portfolio Long Term Corporate Bond ETF	0.04 *
SPDR Portfolio Long Term Treasury ETF	0.06
SPDR Portfolio Short Term Corporate Bond ETF	0.04 *
SPDR Portfolio Short Term Treasury ETF	0.06
SPDR Portfolio TIPS ETF	0.12
SPDR Portfolio Intermediate Term Treasury ETF	0.06
SPDR Portfolio High Yield Bond ETF	0.10
SPDR Portfolio Corporate Bond ETF	0.03
SPDR Portfolio Mortgage Backed Bond ETF	0.04
*	Effective December 1, 2021, the Adviser reduced the Fund's Management fee from 0.07% to 0.04% of the Fund's average daily net assets.
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2022. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2022 except with the approval of the Board.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

The Adviser pays all the operating expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
The amounts waived or reimbursed are presented on the Statements of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Effective January 1, 2022 net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended June 30, 2022 are disclosed in the Schedules of Investments.
During the fiscal year ended June 30, 2022, SSGA FM agreed to make a contribution of $6,882, $17,924 and $60,373 to the SPDR Portfolio High Yield Bond ETF, SPDR Portfolio Corporate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF, respectively, related to an accounting matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended June 30, 2022, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Portfolio Aggregate Bond ETF	$1,419,246,241	$ 762,234,315	$ 206,056,890	$ 325,306,647
SPDR Portfolio Intermediate Term Corporate Bond ETF	—	—	1,686,316,184	1,599,788,614
SPDR Portfolio Long Term Corporate Bond ETF	—	—	149,439,504	141,324,606
SPDR Portfolio Long Term Treasury ETF	208,230,785	179,143,416	—	—
SPDR Portfolio Short Term Corporate Bond ETF	—	—	4,398,046,691	4,310,896,324
SPDR Portfolio Short Term Treasury ETF	1,928,579,652	1,896,309,590	—	—
SPDR Portfolio TIPS ETF	449,394,978	635,256,191	—	—
SPDR Portfolio Intermediate Term Treasury ETF	760,560,674	739,869,314	—	—
SPDR Portfolio High Yield Bond ETF	506,074	491,445	190,606,465	174,774,786
SPDR Portfolio Corporate Bond ETF	—	—	77,215,144	74,854,059
SPDR Portfolio Mortgage Backed Bond ETF	1,003,086,153	1,094,095,318	—	—
For the year ended June 30, 2022, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio Aggregate Bond ETF	$ 1,560,455,128	$ 897,754,586	$(25,109,759)
SPDR Portfolio Intermediate Term Corporate Bond ETF	16,983,909,149	17,381,039,991	(89,516,675)
SPDR Portfolio Long Term Corporate Bond ETF	4,019,122,922	4,160,385,487	(76,031,703)
SPDR Portfolio Long Term Treasury ETF	5,830,546,920	2,379,538,488	50,415,080
SPDR Portfolio Short Term Corporate Bond ETF	2,615,874,619	2,584,290,081	(27,917,599)
SPDR Portfolio Short Term Treasury ETF	1,936,649,108	1,956,582,888	(26,613,796)
SPDR Portfolio TIPS ETF	1,959,699,927	1,291,192,383	28,754,696
SPDR Portfolio Intermediate Term Treasury ETF	1,987,412,568	889,783,594	(19,363,793)
SPDR Portfolio High Yield Bond ETF	608,379,221	228,731,910	193,102
SPDR Portfolio Corporate Bond ETF	282,283,627	227,033,781	(7,441,783)
SPDR Portfolio Mortgage Backed Bond ETF	880,913,288	—	—
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash except for certain funds that invest in TBAs or mortgage backed securities. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2022, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to in-kind transactions, wash sale loss deferrals, defaulted bonds, pay-down gains and losses, mortgage dollar roll income, TIPS adjustments, premium amortization, and contingent debt payment instruments.
The tax character of distributions paid during the year ended June 30, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Aggregate Bond ETF	$136,092,015	$ —	$136,092,015
SPDR Portfolio Intermediate Term Corporate Bond ETF	96,197,767	—	96,197,767
SPDR Portfolio Long Term Corporate Bond ETF	29,206,031	—	29,206,031
SPDR Portfolio Long Term Treasury ETF	90,609,964	—	90,609,964
SPDR Portfolio Short Term Corporate Bond ETF	91,910,646	—	91,910,646
SPDR Portfolio Short Term Treasury ETF	12,576,789	—	12,576,789
SPDR Portfolio TIPS ETF	200,997,275	—	200,997,275
SPDR Portfolio Intermediate Term Treasury ETF	25,407,912	—	25,407,912
SPDR Portfolio High Yield Bond ETF	29,025,407	—	29,025,407
SPDR Portfolio Corporate Bond ETF	9,178,892	779,372	9,958,264
SPDR Portfolio Mortgage Backed Bond ETF	108,141,075	—	108,141,075
The tax character of distributions paid during the year ended June 30, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Aggregate Bond ETF	$ 123,473,443	$ —	$ 123,473,443
SPDR Portfolio Intermediate Term Corporate Bond ETF	112,848,604	—	112,848,604
SPDR Portfolio Long Term Corporate Bond ETF	27,420,897	—	27,420,897
SPDR Portfolio Long Term Treasury ETF	45,948,756	—	45,948,756
SPDR Portfolio Short Term Corporate Bond ETF	105,342,648	—	105,342,648
SPDR Portfolio Short Term Treasury ETF	8,504,668	—	8,504,668
SPDR Portfolio TIPS ETF	60,562,184	—	60,562,184
SPDR Portfolio Intermediate Term Treasury ETF	12,362,552	—	12,362,552
SPDR Portfolio High Yield Bond ETF	10,867,742	—	10,867,742
SPDR Portfolio Corporate Bond ETF	7,342,159	310,804	7,652,963
SPDR Portfolio Mortgage Backed Bond ETF	78,384,794	—	78,384,794

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

At June 30, 2022, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR Portfolio Aggregate Bond ETF	$ 8,937,694	$ (66,207,736)	$—	$ (641,951,212)	$ —	$ (699,221,254)
SPDR Portfolio Intermediate Term Corporate Bond ETF	5,299,600	(61,521,955)	—	(495,509,576)	—	(551,731,931)
SPDR Portfolio Long Term Corporate Bond ETF	1,619,622	(17,614,119)	—	(164,219,695)	—	(180,214,192)
SPDR Portfolio Long Term Treasury ETF	5,227,426	(58,795,265)	—	(1,453,747,635)	—	(1,507,315,474)
SPDR Portfolio Short Term Corporate Bond ETF	5,882,668	(34,799,808)	—	(292,752,880)	—	(321,670,020)
SPDR Portfolio Short Term Treasury ETF	2,260,255	—	—	(115,302,228)	(14,896,266)	(127,938,239)
SPDR Portfolio TIPS ETF	12,280,629	(24,801,457)	—	(301,155,669)	—	(313,676,497)
SPDR Portfolio Intermediate Term Treasury ETF	2,234,503	(28,739,857)	—	(364,969,409)	—	(391,474,763)
SPDR Portfolio High Yield Bond ETF	2,293,435	(4,730,753)	—	(108,328,164)	—	(110,765,482)
SPDR Portfolio Corporate Bond ETF	523,340	—	—	(45,949,462)	(1,245,623)	(46,671,745)
SPDR Portfolio Mortgage Backed Bond ETF	2,098,457	(149,903,208)	—	(446,113,696)	—	(593,918,447)
As of June 30, 2022, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Portfolio Aggregate Bond ETF	$ 57,813,558	$ 8,394,178
SPDR Portfolio Intermediate Term Corporate Bond ETF	45,081,661	16,440,294
SPDR Portfolio Long Term Corporate Bond ETF	11,877,055	5,737,064
SPDR Portfolio Long Term Treasury ETF	20,460,934	38,334,331
SPDR Portfolio Short Term Corporate Bond ETF	17,428,586	17,371,222
SPDR Portfolio TIPS ETF	18,408,588	6,392,869
SPDR Portfolio Intermediate Term Treasury ETF	2,900,164	25,839,693
SPDR Portfolio High Yield Bond ETF	2,998,083	1,732,670
SPDR Portfolio Mortgage Backed Bond ETF	106,464,046	43,439,162
As of June 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio Aggregate Bond ETF	$7,334,070,360	$1,748,731	$ 643,696,819	$ (641,948,088)
SPDR Portfolio Intermediate Term Corporate Bond ETF	6,302,863,644	314,702	495,825,105	(495,510,403)
SPDR Portfolio Long Term Corporate Bond ETF	775,683,872	46,707	164,209,402	(164,162,695)
SPDR Portfolio Long Term Treasury ETF	7,830,923,577	—	1,453,747,635	(1,453,747,635)
SPDR Portfolio Short Term Corporate Bond ETF	8,051,724,093	285,645	293,038,525	(292,752,880)
SPDR Portfolio Short Term Treasury ETF	3,717,816,189	279,259	115,581,487	(115,302,228)
SPDR Portfolio TIPS ETF	3,143,622,241	208,838	301,364,507	(301,155,669)
SPDR Portfolio Intermediate Term Treasury ETF	4,445,430,150	58,615	365,028,024	(364,969,409)
SPDR Portfolio High Yield Bond ETF	843,609,963	145,902	108,474,066	(108,328,164)
SPDR Portfolio Corporate Bond ETF	397,011,565	171,325	46,120,787	(45,949,462)
SPDR Portfolio Mortgage Backed Bond ETF	4,506,037,605	620,342	446,734,038	(446,113,696)
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2022, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2022:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Portfolio Aggregate Bond ETF	$ 396,508,713	$ 352,171,990	$ 50,784,330	$ 402,956,320
SPDR Portfolio Intermediate Term Corporate Bond ETF	314,130,633	177,130,733	142,180,500	319,311,233
SPDR Portfolio Long Term Corporate Bond ETF	14,656,395	10,873,110	3,992,133	14,865,243
SPDR Portfolio Long Term Treasury ETF	568,567,294	575,268,836	—	575,268,836
SPDR Portfolio Short Term Corporate Bond ETF	243,559,830	199,472,620	48,711,073	248,183,693
SPDR Portfolio Short Term Treasury ETF	283,532,220	289,013,151	—	289,013,151
SPDR Portfolio TIPS ETF	16,939,708	17,288,079	—	17,288,079
SPDR Portfolio Intermediate Term Treasury ETF	264,884,639	268,611,226	—	268,611,226
SPDR Portfolio High Yield Bond ETF	62,150,616	60,283,638	3,661,452	63,945,090
SPDR Portfolio Corporate Bond ETF	22,620,653	13,521,900	9,457,720	22,979,620
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements as of June 30, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Aggregate Bond ETF	Corporate Bonds & Notes	$ 77,804,220	$—	$—	$—	$ 77,804,220	$ 77,804,220
SPDR Portfolio Aggregate Bond ETF	Foreign Government Obligations	2,446,455	—	—	—	2,446,455	2,446,455
SPDR Portfolio Aggregate Bond ETF	U.S. Government Agency Obligations	13,124,796	—	—	—	13,124,796	13,124,796
SPDR Portfolio Aggregate Bond ETF	U.S. Treasury Obligations	258,261,649	—	—	—	258,261,649	258,261,649
SPDR Portfolio Aggregate Bond ETF	Corporate Bonds & Notes	534,870	—	—	—	534,870	534,870
SPDR Portfolio Intermediate Term Corporate Bond ETF	Corporate Bonds & Notes	177,130,733	—	—	—	177,130,733	177,130,733
SPDR Portfolio Long Term Corporate Bond ETF	Corporate Bonds & Notes	10,873,110	—	—	—	10,873,110	10,873,110

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

		Remaining Contractual Maturity of the Agreements as of June 30, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Long Term Treasury ETF	U.S. Treasury Obligations	$575,268,836	$—	$—	$—	$575,268,836	$575,268,836
SPDR Portfolio Short Term Corporate Bond ETF	Corporate Bonds & Notes	199,472,620	—	—	—	199,472,620	199,472,620
SPDR Portfolio Short Term Treasury ETF	U.S. Treasury Obligations	289,013,151	—	—	—	289,013,151	289,013,151
SPDR Portfolio TIPS ETF	U.S. Treasury Obligations	17,288,079	—	—	—	17,288,079	17,288,079
SPDR Portfolio Intermediate Term Treasury ETF	U.S. Treasury Obligations	268,611,226	—	—	—	268,611,226	268,611,226
SPDR Portfolio High Yield Bond ETF	Corporate Bonds & Notes	60,283,638	—	—	—	60,283,638	60,283,638
SPDR Portfolio Corporate Bond ETF	Corporate Bonds & Notes	13,521,900	—	—	—	13,521,900	13,521,900
11.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The following Funds participate in the credit facility as of June 30, 2022:
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio High Yield Bond ETF
SPDR Portfolio Corporate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
Prior to October 7, 2021, the Funds had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
The Funds had no outstanding loans as of June 30, 2022
12.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
13.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022

14.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Portfolio Aggregate Bond ETF, SPDR Portfolio Intermediate Term Corporate Bond ETF, SPDR Portfolio Long Term Corporate Bond ETF, SPDR Portfolio Long Term Treasury ETF, SPDR Portfolio Short Term Corporate Bond ETF, SPDR Portfolio Short Term Treasury ETF, SPDR Portfolio TIPS ETF, SPDR Portfolio Intermediate Term Treasury ETF, SPDR Portfolio High Yield Bond ETF, SPDR Portfolio Corporate Bond ETF, SPDR Portfolio Mortgage Backed Bond ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Portfolio Aggregate Bond ETF, SPDR Portfolio Intermediate Term Corporate Bond ETF, SPDR Portfolio Long Term Corporate Bond ETF, SPDR Portfolio Long Term Treasury ETF, SPDR Portfolio Short Term Corporate Bond ETF, SPDR Portfolio Short Term Treasury ETF, SPDR Portfolio TIPS ETF, SPDR Portfolio Intermediate Term Treasury ETF, SPDR Portfolio High Yield Bond ETF, SPDR Portfolio Corporate Bond ETF, SPDR Portfolio Mortgage Backed Bond ETF (collectively referred to as the “Funds”) (eleven of the funds constituting SPDR® Series Trust(the “Trust”)), including the schedules of investments, as of June 30, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eleven of the funds constituting SPDR® Series Trust) at June 30, 2022, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 29, 2022

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Portfolio Aggregate Bond ETF	0.03%	$896.80	$0.14	$1,024.60	$0.15
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.04	909.80	0.19	1,024.60	0.20
SPDR Portfolio Long Term Corporate Bond ETF	0.04	774.20	0.18	1,024.60	0.20
SPDR Portfolio Long Term Treasury ETF	0.06	787.20	0.27	1,024.50	0.30
SPDR Portfolio Short Term Corporate Bond ETF	0.05	965.60	0.24	1,024.50	0.25
SPDR Portfolio Short Term Treasury ETF	0.06	969.70	0.29	1,024.50	0.30
SPDR Portfolio TIPS ETF	0.12	903.40	0.57	1,024.20	0.60
SPDR Portfolio Intermediate Term Treasury ETF	0.06	922.50	0.29	1,024.50	0.30
SPDR Portfolio High Yield Bond ETF	0.10	863.90	0.46	1,024.30	0.50
SPDR Portfolio Corporate Bond ETF	0.03	857.50	0.14	1,024.60	0.15
SPDR Portfolio Mortgage Backed Bond ETF	0.04	910.90	0.19	1,024.60	0.20
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. Over the course of the prior year, SSGA FM provided the Board with reports addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for periods ending June 2021 and December 2021 including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which aninvestment in the Fund may be subject.

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2022.
Interest Dividends
Each Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Capital Gain Dividend
The Funds hereby designate as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Amount
SPDR Portfolio Corporate Bond ETF	$779,372
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment Adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the Funds voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2022, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the fixed income series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. The Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund and reviewed information regarding such SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF. In approving the continuance of the Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Agreement are fair and reasonable and that the continuance of the Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	125	The Motley Fool Funds Trust (Trustee).
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	125	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008 - May 2017).	125	Principal Financial
Group (Director and Financial Committee Chair);
Bain Capital
Specialty
Finance
(Director); University of Notre Dame (Trustee);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
					(Director).
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc.(construction and real estate company) (February 2007 - April 2017).	125	Rydex Series Funds
Rydex Dynamic Funds
Rydex Variable Trust
Guggenheim Funds
Trust; Guggenheim
Variable Funds Trust;
Guggenheim Strategy
Funds Trust; Transparent
Value Trust; Fiduciary/
Claymore Energy
Infrastructure Fund;
Guggenheim Taxable
Municipal Managed
Duration Trust;
Guggenheim Strategic
Opportunities Fund;
Guggenheim Enhanced
Equity Income Fund;
Guggenheim Credit
Allocation Fund,
Guggenheim Energy
					& Income Fund, Guggenheim Active Allocation Fund (Trustee and Audit Committee Chair).

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman,
Fusion Acquisition Corp II. (February
2020 - Present);
Non-Executive Chairman,
Fusion Acquisition Corp.
(June 2020 - September 2021);
Retired Chairman and Director,
SSGA Funds Management, Inc.
(2005 - March 2020); Retired
Executive Vice President, State
Street Global Advisors (2012 -
March 2020); Retired Chief
Executive Officer and Manager,
State Street Global Advisors
Funds Distributors, LLC (May
2017 - March 2020); Director,
State Street Global Markets,
LLC (2013 - April 2017);
President, SSGA Funds
Management, Inc. (2005 - 2012);
Principal, State Street
Global Advisors (2000 - 2005).	136	The Select Sector SPDR Trust (November 2005 - Present); SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016 -
March 2020); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016 -
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - Present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).*
RYAN HILL SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1982	Assistant Treasurer	Term: Unlimited Served: since May 2022	Vice President, State Street Global Advisors and SSGA Funds Management Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Co. (May 2014 - May 2017).

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1976	Assistant Treasurer	Term: Unlimited Served: since May 2022	Vice President, State Street Global Advisors and SSGA Funds Management Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present).*
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID BARR SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term:Unlimited Served:since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President at Eaton Vance Corp. (October 2010 - October 2019).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.

SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, has been licensed for use in connection with the listing and trading of the SPDR Bloomberg ETFs.
“ICE Data” and “the ICE BofAML U.S. High Yield Index” (the “Index”) are trademarks of Ice Data Indices, LLC or its affiliates, and have been licensed for use by SSGA. ICE Data has not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product, nor makes any representation or warranty, express or implied, to the owners of the licensee’s products or any member of the public regarding the licensee’s products or the advisability of investing in the licensees products, particularly the ability of the Index to track performance of any market or strategy. ICE DATA DOES NOT GUARANTEE THE
ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND ICE DATA SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, UNAVAILABILITY, OR INTERRUPTIONS THEREIN.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDRSTPTFIAR

(b) Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has four Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Dwight Churchill, Clare Richer, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ending June 30, 2022 and June 30, 2021, the aggregate audit fees billed for professional services rendered by the principal accountant were $1,461,711 and $1,350,489, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees.

For the fiscal years ending June 30, 2022 and June 30, 2021, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending June 30, 2022 and June 30, 2021, the aggregate tax fees billed for professional services rendered by the principal accountant were $218,914 and $210,574, respectively. Tax fees represent services related to the review of year-end distribution requirements.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending June 30, 2022 and June 30, 2021.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit, audit-related or permissible non-audit services, either:

(a)

The Audit Committee shall pre-approve all audit, audit-related and permissible non-audit services provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

(b)

The engagement to render the audit, audit-related or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

(c)

Pre-Approval for a service provided to the Trust other than audit or audit-related services is not required if: (1) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than five percent (5%) of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(d)

The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any permissible non-audit services that need to be pre-approved.

Notwithstanding the above, Pre-Approval for any permissible non-audit services under this Sub-section is not required if: (1) the aggregate amount of all such permissible non-audit services constitutes not more than five percent (5%) of the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person) during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2022 (in millions)		FY 2021 (in millions)
Non audit services billed to:
Registrant:	See Item 4	(c)	See Item 4	(c)
Investment Adviser:	—		—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$18.1		$18.4
Tax Fees	$5.4		$4.4
All Other Fees	$14.5		$14.5

(1)	Information is for the calendar years 2022 and 2021, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s Audit Committee are Dwight Churchill, Clare Richer, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a) Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics referred to in Item 2.

(a)(2)	Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3)	Not applicable to the registrant.

(a)(4)	Not applicable.

(b)	A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 7, 2022

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	September 7, 2022